UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22811

Bridge Builder Trust

(Exact name of registrant as specified in charter)

Bridge Builder Trust

12555 Manchester Road

Des Peres, MO, 63131

(Address of principal executive offices)

Evan S. Posner, Secretary

Bridge Builder Trust

c/o 12555 Manchester Road

Des Peres, MO 63131

(Name and address of Agent for service)

Registrant’s telephone number, including area code: (314) 515-3289

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

a)

The following is a copy of the Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

BridgeBuilderTM
MUTU AL    FUNDS
Semiannual Report
December 31, 2022
(Unaudited)
Bridge Builder Core Bond Fund
Bridge Builder Core Plus Bond Fund
Bridge Builder Municipal Bond Fund
Bridge Builder Large Cap Growth Fund
Bridge Builder Large Cap Value Fund
Bridge Builder Tax Managed Large Cap Fund
Bridge Builder Small/Mid Cap Growth Fund
Bridge Builder Small/Mid Cap Value Fund
Bridge Builder Tax Managed Small/Mid Cap Fund
Bridge Builder International Equity Fund
Bridge Builder Tax Managed International Equity Fund

Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Letter to Shareholders (Unaudited)

Dear Shareholder,

It is our pleasure to provide you with the Bridge Builder Mutual Funds (“Funds” or individually a “Fund”) semiannual report for the six-month period ended December 31, 2022. In this report you will find fund performance information, summary schedule of investments, financial statements and other important information about each of the Funds.

The Funds are available exclusively through Edward Jones Advisory Solutions®, an asset allocation program providing investment advisory services. Each Fund uses a multi-manager structure, where several leading asset management firms are selected to invest a portion of a fund’s assets. Each manager within a Fund brings a unique perspective and investment approach. The Funds are managed according to the key tenets of our investment philosophy: diversification, high quality and a long-term approach.

All of the Funds’ sub-advisers are selected by Olive Street Investment Advisers, LLC (“Olive Street” or “Adviser”), an affiliate of Edward Jones, and approved by the Funds’ Board of Trustees. Olive Street strives to combine complementary investment styles, performance patterns and portfolio characteristics that have generally demonstrated a track record of success.

Since the inception of the Funds, they have provided investors in Edward Jones Advisory Solutions® with several important benefits. These benefits include: manager selection with oversight by Edward Jones’ Portfolio Solutions and Investment Management Research teams, access to certain institutional managers and investment strategies that are not available in the retail mutual fund marketplace, the ability to make changes among managers within the Funds in a potentially more tax- and cost-efficient manner, and lower overall Fund costs compared to Morningstar® category averages. As a result, your ownership of the Funds as part of Edward Jones Advisory Solutions® has played an important role in the performance of your account.

Over the course of the past six months, there have been no changes to the Funds’ lineup of sub-advisers.

For additional information about the Funds, visit www.bridgebuildermutualfunds.com.

We look forward to playing an important role in helping you pursue your financial goals.

Sincerely,

John Tesoro Chairman, Bridge Builder Trust

Tom Kersting President, Olive Street Investment Advisers, LLC Principal, Edward Jones Investment and Protection Products

Semiannual Report • December 31, 2022	1

Bridge Builder Core Bond Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Summary of the Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, corporate bonds, asset-backed securities, including collateralized loan obligations and other collateralized debt obligations, privately-issued securities, floating rate securities and mortgage-related and mortgage-backed securities. The Fund may invest in securities issued by foreign entities, including emerging market securities. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Robert W. Baird & Co. Inc. utilizes a structured, risk-controlled philosophy with a disciplined duration neutral approach to invest its allocated portion of the Fund’s assets.	J.P. Morgan Investment Management, Inc. incorporates a bottom-up, value-oriented approach in managing its allocated portion of the Fund’s assets.	Loomis, Sayles & Company, L.P. employs an investment philosophy that focuses on research-driven, relative value investing on a risk-adjusted basis, seeking to add value primarily through security selection while continually managing risk in the portfolio.	PGIM, Inc. uses a team approach to attempt to add value by tilting toward fixed-income sectors that it believes are attractive and by utilizing its extensive research capabilities to choose attractive fixed-income securities within sectors.

Average Annual Total Returns as of December 31, 2022

	1 Year	5 Years	Since Inception (10/28/2013)
Bridge Builder Core Bond Fund	-12.93%	0.44%	1.66%
Bloomberg U.S. Aggregate Bond Index	-13.01%	0.02%	1.26%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.34%(1) and 0.13%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Mortgage-Backed Obligations	36.8%
Corporate Bonds	28.5
Government Related	20.1
Asset-Backed Obligations	12.3
Short-Term Investments	2.3
Preferred Stocks	0.0	*

*	Amount less than 0.05%.

2	Semiannual Report • December 31, 2022

Bridge Builder Core Plus Bond Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Plus Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Summary of the Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are in fixed-income securities issued or guaranteed by the U.S. government or its agencies; corporate bonds; convertible securities; corporate commercial paper; asset-backed securities, including collateralized loan obligations and other collateralized debt obligations; privately-issued securities; floating rate securities; inflation-linked securities and other inflation-indexed bonds issued both by governments and corporations; structured securities; and mortgage-related and mortgage-backed securities. The Fund may invest in high-yield securities deemed below investment grade, and securities issued by foreign entities, including emerging market securities. The Fund may buy or sell futures, swaps, or forward contracts to gain or hedge exposure to risk factors or to alter the Fund’s investment characteristics. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Pacific Investment Management Company LLC seeks to achieve the Fund’s investment objective by investing in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by derivatives such as forwards, futures contracts or swap agreements.	BlackRock Investment Management, LLC will buy or sell securities whenever its portfolio management team sees an appropriate opportunity. Under normal circumstances, BlackRock invests primarily in fixed income securities and derivatives with similar economic characteristics.	Loomis, Sayles & Company, L.P. generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles relies primarily on issue selection as the key driver to investment performance. Loomis Sayles also analyzes different sectors of the economy and differences in the yields of various fixed-income securities in an effort to find securities that it believes may produce attractive returns in comparison to these securities’ risks.	Metropolitan West Asset Management, LLC employs a value-oriented fixed-income management philosophy and an investment process predicated on a long-term economic outlook.

Average Annual Total Returns as of December 31, 2022

	1 Year	5 Years	Since Inception (7/13/2015)
Bridge Builder Core Plus Bond Fund	-12.67%	0.90%	1.63%
Bloomberg U.S. Aggregate Bond Index	-13.01%	0.02%	0.97%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.41%(1) and 0.18%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Semiannual Report • December 31, 2022	3

Bridge Builder Core Plus Bond Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Mortgage-Backed Obligations	32.2%
Corporate Bonds	26.4
Government Related	16.5
Short-Term Investments	11.7
Asset-Backed Obligations	11.3
Bank Loans	1.3
Convertible Securities	0.3
Convertible Preferred Stocks	0.2
Common Stocks	0.1
U.K. Treasury Bonds	0.0	*
Warrants	0.0	*
Preferred Stocks	0.0	*
Rights	—	**

*	Amount less than 0.05%.
**	A zero balance.

4	Semiannual Report • December 31, 2022

Bridge Builder Municipal Bond Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Municipal Bond Fund (the “Fund”) is to provide current income exempt from federal tax, with a secondary goal of preservation of investment principal.

Summary of the Investment Strategy

The Fund invests, under normal conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal securities of any maturity or duration whose interest is exempt from federal income tax. These municipal securities include debt obligations issued by or on behalf of a state or local entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes. Interest may be includable in taxable income for certain taxpayers subject to the federal alternative minimum tax. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

FlAM LLC uses a municipal bond index as a guide in structuring and selecting its investments for its allocated portion of the Fund’s assets. FIAM considers a variety of factors when selecting investments, including the credit quality of issuers, security-specific features, current valuations relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuations.	T. Rowe Price Associates Inc. uses an active investment management approach that emphasizes the value of in-depth fundamental credit research, diversification and risk management practices. By using fundamental research, T. Rowe Price seeks to add value through sector weights and issue selection over a full market cycle.	MacKay Shields, LLC believes strong long-term performance can be achieved through an actively managed, research-driven, relative-value approach. Their investment strategy combines a top-down macro view with bottom-up credit research driven security selection. In doing so, the investment process seeks to identify mispricings and opportunities for total return with an emphasis and focus on risk management.	BlackRock Investment Management, LLC takes a top-down, bottom-up approach with a flexible investment framework. Their security selection process is based on the relative value outlook and the quantitative assessment of the security and portfolio. BlackRock seeks total return derived primarily from coupon interest, and secondarily, capital appreciation.

Average Annual Total Returns as of December 31, 2022

	1 Year	5 Years	Since Inception (9/14/2015)
Bridge Builder Municipal Bond Fund	-7.71%	1.29%	1.80%
Bloomberg Municipal 1-15 Year Index	-5.95%	1.44%	1.84%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.38%(1) and 0.15%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
General Revenue	28.5%
General Obligation	18.8
Transportation	15.6
Healthcare	11.4
Utilities	9.5
Education	7.5
Housing	6.6
Short-Term Investments	2.1

Breakdown by State	(% of Long-Term Investments)
New York	10.7%
Texas	8.6
Illinois	8.3
California	7.3
Florida	6.0
New Jersey	4.0
Pennsylvania	3.9
Michigan	3.3
Georgia	3.2
Alabama	3.0
Other	41.7

Semiannual Report • December 31, 2022	5

Bridge Builder Large Cap Growth Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as certain investment companies that seek to track the performance of securities of companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Lazard Asset Management LLC invests primarily in equity securities of U.S. companies that it believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values.	Sustainable Growth Advisers, LP seeks to identify large- capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that, in SGA’s judgement, have the potential for long-term earnings growth within the context of low business risk.	Jennison Associates LLC invests in equity and equity-related companies that have strong capital appreciation potential. It follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and are believed to be attractively valued.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the 1,000 largest capitalized companies.

Average Annual Total Returns as of December 31, 2022

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Large Cap Growth Fund	-26.82%	10.18%	10.23%
Russell 1000® Growth Index	-29.14%	10.96%	11.66%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.46%(1) and 0.19%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	29.1%
Healthcare	18.3
Consumer Discretionary	13.9
Financials	10.5
Communication Services	8.1
Consumer Staples	4.5
Industrials	4.2
Materials	3.9
Short-Term Investments	3.3
Real Estate	2.3
Energy	1.9
Utilities	0.0	*

*	Amount less than 0.05%.

Top Ten Equity Holdings	(% of Net Assets)
Microsoft Corp.	6.9%
Amazon.com, Inc.	4.2
Visa, Inc. – Class A	3.8
UnitedHealth Group, Inc.	3.0
Danaher Corp.	2.7
Apple, Inc.	2.5
Alphabet, Inc. – Class A	2.4
Thermo Fisher Scientific, Inc.	2.3
Salesforce, Inc.	2.2
Alphabet, Inc. – Class C	2.0

6	Semiannual Report • December 31, 2022

Bridge Builder Large Cap Value Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Value Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large-capitalization companies, and other instruments, such as certain investment companies, with economic characteristics that seek to track the performance of securities of companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Artisan Partners Limited Partnership employs a fundamental investment process to construct a diversified portfolio of equity securities that are undervalued, in solid financial condition and have attractive business economics.	Barrow, Hanley, Mewhinney & Strauss, LLC searches for companies that are temporarily undervalued for reasons Barrow Hanley can identify, understand, and believe will improve over time. In its valuation framework, Barrow Hanley strives to construct portfolios that trade at levels below the market across multiple metrics, such as the price-to-earnings and the price-to-book ratios, while simultaneously delivering an above-market dividend yield.	Wellington Management Company, LLP uses substantial proprietary, fundamental research resources to identify companies with superior prospects for dividend growth and capital appreciation that sell at reasonable valuation levels. Wellington Management believes that above-average growth in dividends is an effective and often overlooked indicator of higher quality, shareholder-oriented companies that have the ability to produce consistent, above-average returns over the long-term.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the 1,000 largest capitalized companies.
LSV Asset Management primarily invests in large and medium capitalization U.S. companies and uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value. LSV follows an active investment strategy, focusing on using data and financial information and combining such information with the rigor of a quantitative model.	T. Rowe Price Associates, Inc. active investment approach emphasizes the value of large capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued. T. Rowe Price’s in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

Average Annual Total Returns as of December 31, 2022

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Large Cap Value Fund	-5.25%	9.10%	9.39%
Russell 1000® Value Index	-7.54%	6.67%	7.63%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.46%(1) and 0.23%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Semiannual Report • December 31, 2022	7

Bridge Builder Large Cap Value Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	16.2%
Healthcare	15.8
Industrials	14.8
Consumer Discretionary	9.7
Information Technology	9.7
Consumer Staples	7.7
Communication Services	6.5
Energy	6.1
Materials	4.4
Utilities	3.5
Short-Term Investments	2.8
Real Estate	2.8

Top Ten Equity Holdings	(% of Net Assets)
Merck & Co., Inc.	1.9%
Raytheon Technologies Corp.	1.5
UnitedHealth Group, Inc.	1.4
Philip Morris International, Inc.	1.4
Medtronic Plc	1.4
Chubb Ltd.	1.3
Northrop Grumman Corp.	1.3
Comcast Corp. – Class A	1.2
Visa, Inc. – Class A	1.2
Johnson & Johnson	1.1

8	Semiannual Report • December 31, 2022

Bridge Builder Tax Managed Large Cap Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of Bridge Builder Tax Managed Large Cap Fund (the “Fund”) is to seek to provide a tax-efficient investment return consisting of capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined as those whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000@ Index. The Fund implements the investment recommendations of the Fund’s sub-advisers through the use of Parametric Portfolio Associates LLC (“Parametric”) as overlay manager, as described in greater detail below. As overlay manager, Parametric has limited authority to vary from the model portfolios provided by the Fund’s sub-advisers, primarily for the purpose of efficient tax management of the Fund’s securities transactions. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

T. Rowe Price Associates, Inc.

seeks long-term capital appreciation and recommends primarily large capitalization companies with above-average rate of earnings and cash flow growth, as well as companies that T. Rowe Price believes have the ability to sustain earnings momentum even during times of slow economic growth.

ClearBridge Investments, LLC seeks long-term appreciation of capital with individual company selection and management of cash reserves. ClearBridge typically recommends medium and large capitalization U.S. companies, but may also recommend small capitalization companies and foreign companies, selecting from among a strong core of growth and value stocks consisting primarily of blue-chip companies dominant in their industries. ClearBridge may also recommend companies with prospects for sustained earnings growth and/or a cyclical earnings record.	Barrow, Hanley, Mewhinney & Strauss, LLC recommends companies that are temporarily undervalued for reasons Barrow Hanley can identify, understand, and believe will improve over time. In its valuation framework, Barrow Hanley strives to construct portfolios that trade at levels below the market across multiple metrics (e.g., price/earnings, price/book value) while simultaneously delivering an above-market dividend yield.	Parametric Portfolio Associates LLC serves as the Fund’s overlay manager and also serves as the Fund’s direct indexing manager. As the Fund’s direct indexing manager, Parametric manages one or more allocated portions of the Fund pursuant to a strategy that is designed to provide similar exposure to the S&P 500® Growth Index and S&P 500® Value Index. As the Fund’s overlay manager, Parametric constructs a portfolio that represents the aggregation of the model portfolios of the Fund’s sub-advisers, including with respect to each direct indexing portion of the Fund, at weightings set by Olive Street Investment Advisers, LLC, the Fund’s investment adviser. In this role, Parametric manages the impact of taxes through active tax management strategies, including tax lot management, which impacts tax loss harvesting, capital gain deferral, and the minimization of wash sales.

Average Annual Total Returns as of December 31, 2022

Bridge Builder Tax Managed Large Cap Fund	Since Inception (6/01/2022)
Return Before Taxes	-3.49%
Return After Taxes on Distributions	-3.58%
Return After Taxes on Distributions and Sale of Fund Shares	-2.03%
S&P 500® Index	-5.44%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.49%(1) and 0.34%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Semiannual Report • December 31, 2022	9

Bridge Builder Tax Managed Large Cap Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	23.6%
Healthcare	16.9
Consumer Discretionary	10.9
Financials	10.6
Industrials	9.5
Communication Services	7.4
Energy	5.2
Materials	5.0
Consumer Staples	3.9
Short-Term Investments	2.5
Utilities	2.4
Real Estate	2.1

Top Ten Equity Holdings	(% of Net Assets)
Microsoft Corp.	5.8%
Apple, Inc.	4.1
UnitedHealth Group, Inc.	3.2
Amazon.com, Inc.	2.5
Alphabet, Inc. – Class A	2.4
Berkshire Hathaway, Inc. – Class B	1.9
Merck & Co., Inc.	1.7
Visa, Inc. – Class A	1.6
Raytheon Technologies Corp.	1.4
Air Products & Chemicals, Inc.	1.2

10	Semiannual Report • December 31, 2022

Bridge Builder Small/Mid Cap Growth Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of small- and mid-capitalization companies, which are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Eagle Asset Management, Inc. invests primarily in small-capitalization companies. The team generally focuses on investing in small-capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. Eagle uses a three-pronged investment philosophy: quality, valuation and balance.	Champlain Investment Partners, LLC seeks capital appreciation by investing mainly in equity securities of medium-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Champlain expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values.

BlackRock Investment

Management, LLC invests

in equity securities with the objective of approximating as closely as practicable the capitalization-weighted total rate of return of the segments of the United States market for publicly traded equity securities represented by the Russell Midcap® Growth Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Growth Index, which tracks the performance of small-capitalization companies.

Driehaus Capital Management LLC primarily invests in the equity securities of U.S. small capitalization and U.S. medium capitalization companies. Driehaus believes that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions. Investment decisions involve evaluating a company’s competitive position and industry dynamics, identifying potential growth catalysts and assessing the financial position of the company.

Victory Capital Management Inc.

primarily invests in the equity securities of U.S. small capitalization companies. Victory Capital employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes will produce sustainable earnings growth over a multi-year horizon. Valuation is an integral part of the growth investment process and purchase decisions are based on the team’s expectation of the potential reward relative to risk of each security.

Stephens Investment Management Group, LLC

employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets.

Artisan Partners Limited

Partnership employs a fundamental investment process to construct a diversified portfolio of U.S. mid-capitalization growth companies. The team seeks to invest in companies that it believes possess franchise characteristics, are benefiting from an accelerating profit cycle and are trading at a discount to its estimate of private market value.

Average Annual Total Returns as of December 31, 2022

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Growth Fund	-29.84%	6.75%	7.70%
Russell 2500® Growth Index	-26.21%	5.97%	7.07%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.67%(1) and 0.38%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Semiannual Report • December 31, 2022	11

Bridge Builder Small/Mid Cap Growth Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	24.2%
Healthcare	22.0
Industrials	17.5
Consumer Discretionary	10.9
Financials	9.9
Consumer Staples	4.5
Short-Term Investments	2.9
Energy	2.7
Communication Services	2.6
Materials	2.0
Real Estate	0.7
Utilities	0.1

Top Ten Equity Holdings	(% of Net Assets)
Veeva Systems, Inc. – Class A	1.4%
Fortive Corp.	1.1
Lattice Semiconductor Corp.	1.1
DexCom, Inc.	1.1
Tradeweb Markets, Inc. – Class A	1.0
Everest Re Group Ltd.	1.0
Ascendis Pharma – ADR	1.0
ON Semiconductor Corp.	0.9
Argenx SE – ADR	0.9
Zscaler, Inc.	0.9

ADR – American Depositary Receipt

12	Semiannual Report • December 31, 2022

Bridge Builder Small/Mid Cap Value Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of small- and mid-capitalization companies, which are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Vaughan Nelson Investment Management, LP uses a bottom- up value-oriented investment process. Vaughan Nelson seeks

companies with the following characteristics: companies earning a positive return on capital with stable-to-improving returns, valued at a discount to their asset value and/or having an attractive and sustainable dividend level.

Boston Partners Global Investors, Inc. primarily invests in medium-capitalization companies and uses bottom-up fundamental analysis to make investment decisions. Boston Partners’ strategy seeks to add value through bottom-up stock selection. The strategy is designed to identify companies with attractive valuation, sound business fundamentals and improving business momentum.	Silvercrest Asset Management Group LLC primarily invests in small- capitalization companies that typically possess, in the opinion of the portfolio manager, one or more of the following attributes: business that results in relatively consistent longer-term earnings and cash flow growth, franchise/asset value that may make the company attractive to potential acquirers, cyclically depressed earnings and/or cash flow that has potential for improvement, or a catalyst that will promote recognition of the company’s undervalued status.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating as closely as practicable the capitalization-weighted total rate of return of the segments of the United States market for publicly traded equity securities represented by the Russell Midcap® Value Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Value Index, which tracks the performance of small-capitalization companies.

LSV Asset Management

primarily invests in medium-capitalization companies. LSV uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value.

Diamond Hill Capital Management, Inc. typically invests in U.S. equity securities of small to medium market capitalization companies measured at the time of purchase. Diamond Hill’s objective is to seek long-term capital appreciation by investing in companies selling for less than Diamond Hill’s estimate of intrinsic value.

MFS Investment Management

primarily invests in securities of companies with small capitalizations. MFS focuses on investing in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). MFS uses an active bottom-up investment approach to buying and selling investments. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

American Century Investment Management, Inc. looks for equity securities of smaller companies whose stock price may not reflect the company’s value. The portfolio managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the portfolio managers believe more accurately reflects the value of the company.

Average Annual Total Returns as of December 31, 2022

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Value Fund	-9.68%	5.83%	6.61%
Russell 2500® Value Index	-13.08%	4.75%	6.31%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.67%(1) and 0.41%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Semiannual Report • December 31, 2022	13

Bridge Builder Small/Mid Cap Value Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	21.4%
Industrials	18.9
Consumer Discretionary	11.4
Information Technology	8.6
Healthcare	8.2
Materials	7.6
Real Estate	5.6
Energy	5.3
Utilities	5.2
Consumer Staples	3.9
Short-Term Investments	2.0
Communication Services	1.5
Exchange Traded Funds	0.4
Rights	—	*

*	A zero balance.

Top Ten Equity Holdings	(% of Net Assets)
AMETEK, Inc.	0.9%
AmerisourceBergen Corp. – Class A	0.8
Vistra Corp.	0.7
Ameriprise Financial, Inc.	0.7
Nexstar Media Group, Inc. – Class A	0.7
First Republic Bank	0.7
WillScot Mobile Mini Holdings Corp. – Class A	0.7
Allstate Corp.	0.6
nVent Electric Plc	0.6
Parker-Hannifin Corp.	0.6

14	Semiannual Report • December 31, 2022

Bridge Builder Tax Managed Small/Mid Cap Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of Bridge Builder Tax Managed Small/Mid Cap Fund (the “Fund”) is to seek to provide a tax-efficient investment return consisting of capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of small- and mid-capitalization companies, which are defined as those whose market capitalizations at the time of purchase typically fall within the range of the Russell Midcap® Index and the Russell 2000® Index. The Fund implements the investment recommendations of the Fund’s sub-advisers through the use of Parametric Portfolio Associates LLC (“Parametric”) as overlay manager, as described in greater detail below. As overlay manager, Parametric has limited authority to vary from the model portfolios provided by the Fund’s sub-advisers, primarily for the purpose of efficient tax management of the Fund’s securities transactions. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Goldman Sachs Asset Management, L.P. seeks long-term growth of capital and recommends primarily small and medium capitalization U.S. companies, and may also recommend foreign companies. Goldman Sachs utilizes a fundamental process to evaluate companies based on specific characteristics it believes indicate a high-quality business with sustainable growth. These specific characteristics include strong business franchises, favorable long-term prospects, and excellent management. Goldman Sachs also considers the valuation of a company in recommending its purchase or sale.	J.P. Morgan Investment Management Inc. employs a fundamental bottom-up investment process that combines research, valuation, and stock selection to identify companies that have a history of above-average growth or which it believes will achieve above-average growth in the future. J.P. Morgan expects to recommend the investment of equity securities of mid-cap companies and seeks growth companies with leading competitive positions that can achieve sustainable growth.

Neuberger Berman Investment Advisers LLC seeks to recommend investments mainly in small and medium capitalization U.S. companies and may also recommend foreign companies. Neuberger Berman seeks to reduce risk by diversifying among companies and industries and may, at times, emphasize certain sectors that it believes will benefit from market or economic trends. Neuberger Berman focuses on companies that it believes to be high quality companies that have strong current market shares and balance sheets, and whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these companies may include: a history of above-average returns, an established market niche, circumstances that would make it difficult for new competitors to enter the market, the ability to finance their own growth, and/or a belief by Neuberger Berman that the company has sound future business prospects.

AllianceBernstein L.P. recommends primarily small and medium capitalization U.S. companies that it believes are undervalued by using AllianceBernstein’s fundamental value approach. In making recommendations, AllianceBernstein uses its fundamental and quantitative research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

Semiannual Report • December 31, 2022	15

Bridge Builder Tax Managed Small/Mid Cap Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

Allspring Global Investments, LLC recommends medium capitalization companies and looks for undervalued companies that it believes have the potential for above average capital appreciation with below average risk. Allspring searches for companies with favorable reward-to-risk ratios and that possess, a long-term competitive advantage provided by a durable asset base, strong balance sheets, and sustainable cash flows. Typical recommendations by Allspring include stocks of companies that are generally out of favor in the marketplace or are undergoing reorganization or other corporate action that may create above-average price appreciation.	Parametric Portfolio Associates LLC serves as the Fund’s overlay manager and also serves as the Fund’s direct indexing manager. As the Fund’s direct indexing manager, Parametric manages one or more allocated portions of the Fund pursuant to a strategy that is designed to provide similar exposure to the Russell Midcap® Growth Index, Russell Midcap® Value Index, Russell 2000® Growth Index and Russell 2000® Value Index. As the Fund’s overlay manager, Parametric constructs a portfolio that represents the aggregation of the model portfolios of the Fund’s sub-advisers, including with respect to each direct indexing portion of the Fund, at weightings set by Olive Street Investment Advisers, LLC, the Fund’s investment adviser. In this role, Parametric manages the impact of taxes through active tax management strategies, including tax lot management, which impacts tax loss harvesting, capital gain deferral, and the minimization of wash sales.

Average Annual Total Returns as of December 31, 2022

Bridge Builder Tax Managed Small/Mid Cap Fund	Since Inception (6/01/2022)
Return Before Taxes	-1.44%
Return After Taxes on Distributions	-1.51%
Return After Taxes on Distributions and Sale of Fund Shares	-0.82%
Russell 2500® Index	-4.89%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.75%(1) and 0.54%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Industrials	20.3%
Information Technology	15.9
Financials	14.6
Healthcare	12.7
Consumer Discretionary	12.2
Energy	4.5
Materials	4.5
Consumer Staples	3.7
Real Estate	3.6
Short-Term Investments	3.3
Utilities	2.5
Communication Services	2.2

Top Ten Equity Holdings	(% of Net Assets)
Toro Co.	0.9%
Lattice Semiconductor Corp.	0.9
Jacobs Solutions, Inc.	0.7
Church & Dwight Co., Inc.	0.7
Nordson Corp.	0.7
RBC Bearings, Inc.	0.7
LKQ Corp.	0.7
Arch Capital Group Ltd.	0.7
AerCap Holdings NV	0.6
Amdocs Ltd.	0.6

16	Semiannual Report • December 31, 2022

Bridge Builder International Equity Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder International Equity Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in non-U.S. dollar denominated securities of companies that derive a majority of their revenues or profits from a country or countries other than the United States. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Baillie Gifford Overseas Limited primarily uses proprietary, fundamental research to identify companies for investment that can exhibit sustained, above-average growth with attractive financial characteristics and sustainable competitive advantages. When evaluating individual companies for investment, Baillie Gifford normally focuses on growth/quality, management, valuation and sell discipline.	BlackRock Investment Management, LLC invests in international equity securities with the objective of approximating as closely as practicable the capitalization weighted total rates of return of the markets in certain countries for equity securities traded outside the United States, as represented by the MSCI EAFE Growth and MSCI EAFE Value Indices.	Marathon Asset Management Limited invests primarily in equity securities of non-U.S. issuers in developed and emerging market countries. Marathon-London employs a bottom-up, fundamental investment philosophy focused on identifying attractive long-term investment opportunities that can arise as a result of certain “capital cycle” conditions which guides Marathon-London to invest in stocks in industries where consolidation has occurred and return on investment is expected to rise and/or where barriers to entry exist that may allow elevated return on investment to persist for longer than the market expects. Marathon-London’s portfolio is expected to have low turnover, to be well-diversified, and to have a bias towards the smaller capitalization segments of the market.
Pzena Investment Management, LLC focuses on deep value investing, seeking to identify international securities that are trading at prices substantially below their intrinsic value but have solid long term prospects.	Mondrian Investment Partners Limited invests primarily in equity securities of non-U.S. large capitalization issuers, including the securities of emerging market companies, that it believes are undervalued at the time of purchase based on fundamental value analysis employed by Mondrian. Portfolio construction is primarily driven by detailed bottom-up stock selection, based on rigorous dividend discount valuation analysis.	WCM Investment Management LLC uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. WCM’s investment process focuses on seeking industry-leading companies that WCM believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations.

Average Annual Total Returns as of December 31, 2022

	1 Year	5 Years	Since Inception (7/06/2015)
Bridge Builder International Equity Fund	-18.01%	1.89%	4.15%
MSCI EAFE Index	-14.45%	1.54%	3.53%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.64%(1) and 0.37%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Semiannual Report • December 31, 2022	17

Bridge Builder International Equity Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Industrials	17.6%
Financials	16.9
Consumer Discretionary	14.7
Healthcare	13.7
Information Technology	9.5
Consumer Staples	8.9
Communication Services	5.3
Materials	4.6
Energy	4.4
Utilities	3.0
Short-Term Investments	1.1
Real Estate	0.3

Top Ten Equity Holdings	(% of Net Assets)
United Overseas Bank Ltd.	1.5%
Shell Plc	1.5
BP Plc	1.4
Sanofi	1.3
Enel SpA	1.3
Novo Nordisk – Class B	1.2
Takeda Pharmaceutical Co. Ltd.	1.2
Lloyds Banking Group Plc	1.0
Novartis AG	1.0
Tesco Plc	1.0

Country Breakdown	(% of Long-Term Investments)
Japan	19.8%
United Kingdom	18.5
France	9.0
Switzerland	6.1
Germany	5.5
Netherlands	4.8
Italy	3.5
United States	3.3
Hong Kong	3.2
Sweden	3.0
Other	23.3

18	Semiannual Report • December 31, 2022

Bridge Builder Tax Managed International Equity Fund

Fund Characteristics and Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Tax Managed International Equity Fund (the “Fund”) is to seek to provide a tax-efficient investment return consisting of capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in non-U.S. dollar denominated securities of companies that derive a majority of their revenues or profits from a country or countries other than the United States. The Fund implements the investment recommendations of the Fund’s sub-advisers through the use of Parametric Portfolio Associates LLC (“Parametric”) as overlay manager, as described in greater detail below. As overlay manager, Parametric has limited authority to vary from the model portfolios provided by the Fund’s sub-advisers, primarily for the purpose of efficient tax management of the Fund’s securities transactions. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Pzena Investment Management, LLC focuses on deep value investing, seeking to identify international companies that are trading at prices substantially below their intrinsic value but have solid long-term prospects. Pzena may also recommend investments in emerging markets companies. Pzena performs fundamental research using a bottom-up security selection process.	T. Rowe Price Associates, Inc. seeks long-term growth of capital through investments in non-U.S. companies. T. Rowe Price recommends investments in companies with a favorable combination of growth prospects and valuation. Several of the characteristics T. Rowe Price looks for include accelerating earnings and cash flow growth, reasonable valuation, and barriers to entry at industry and product level.	Walter Scott & Partners Limited seeks a favorable real rate of return over the long term. Walter Scott seeks companies that perform relatively well and grow to a higher weight in the strategy based on fundamental company analysis and a bottom-up research process. Walter Scott recommends the purchase of these companies with no near-term expectation of recommending the sale of such companies. Walter Scott’s approach expects the strategy to realize low portfolio turnover.
Parametric Portfolio Associates LLC serves as the Fund’s overlay manager and also serves as the Fund’s direct indexing manager. As the Fund’s direct indexing manager, Parametric manages one or more allocated portions of the Fund pursuant to a strategy that is designed to provide similar exposure to the MSCI EAFE Growth Index and the MSCI EAFE Value Index. As the Fund’s overlay manager, Parametric constructs a portfolio that represents the aggregation of the model portfolios of the Fund’s sub-advisers, including with respect to each direct indexing portion of the Fund, at weightings set by Olive Street Investment Advisers, LLC, the Fund’s investment adviser. In this role, Parametric manages the impact of taxes by, through active tax management strategies, including tax lot management, which impacts tax loss harvesting, capital gain deferral, and the minimization of wash sales.

Average Annual Total Returns as of December 31, 2022

Bridge Builder Tax Managed International Equity Fund	Since Inception (6/01/2022)
Return Before Taxes	-3.98%
Return After Taxes on Distributions	-4.08%
Return After Taxes on Distributions and Sale of Fund Shares	-2.32%
MSCI EAFE Index	-2.77%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.74%(1) and 0.55%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

Semiannual Report • December 31, 2022	19

Bridge Builder Tax Managed International Equity Fund

Fund Characteristics and Fund Performance (Unaudited) (Continued)

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	16.8%
Industrials	15.7
Healthcare	15.3
Consumer Discretionary	12.4
Information Technology	10.6
Consumer Staples	8.8
Materials	8.3
Energy	3.4
Short-Term Investments	3.3
Communication Services	2.5
Utilities	2.2
Real Estate	0.7

Top Ten Equity Holdings	(% of Net Assets)
Roche Holding AG	2.1%
Nestle SA	1.9
ASML Holding NV	1.4
Novartis AG	1.4
Sanofi	1.3
TotalEnergies SE	1.3
Novo Nordisk–Class B	1.3
AIA Group Ltd.	1.2
Compass Group Plc	1.1
Diageo Plc	1.1

Country Breakdown	(% of Long-Term Investments)
Japan	19.7%
France	13.3
United Kingdom	12.7
Switzerland	9.7
Germany	9.1
Netherlands	4.8
Denmark	4.2
Australia	3.7
Canada	3.2
Hong Kong	3.0
Other	16.6

20	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Fund Characteristics and Fund Performance (Unaudited)

Disclosures

(1)	The Gross Expense Ratio, per the Fund’s prospectus, includes all categories of expenses before any expense reductions or fee waivers.
(2)	Olive Street has contractually agreed, until at least October 28, 2023 to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s Sub-advisers. This contractual agreement may only be changed or eliminated with the approval of the Board of Trustees. Such waivers are not subject to recoupment by Olive Street.
(3)	Fund holdings, sector and portfolio characteristics are subject to change at any time and are not recommendations to buy or sell any security.

Mutual fund investing involves risk. The value of your investment in a Fund could go down as well as up. Investing in the bond market is subject to certain risks including market, credit, interest-rate and liquidity. Investments in asset-backed, mortgage-related and mortgage-backed securities may be more sensitive to changes in interest rates, prepayments and impairment of the value of the collateral underlying the security.

Investments in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The risks to the municipal bond market can include unusual volatility, liquidity issues, the inability of the issuer to repay the obligation and a tax risk to the investor if the municipal obligation fails to meet requirements. There is no guarantee that all of the municipal bond income will remain exempt from federal or state income taxes. Investments in municipal securities may be adversely affected by unfavorable legislative or political developments and economic developments that impact the financial condition of municipal issuers. Investments in large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies. Investments in small-and mid-cap companies may involve additional risks such as limited liquidity and greater volatility than larger companies. Investments in non-U.S. dollar-denominated foreign securities (including emerging market securities) may be more sensitive to currency fluctuations, political and economic instability, differing government regulations and liquidity risk. Certain Funds are managed to seek to minimize tax consequences to shareholders, but there is no guarantee that such Funds will be able to operate without incurring taxable income and gains to shareholders. Multi-manager and multi-style management may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them.

You cannot invest directly in an index.

DEFINITIONS

Bloomberg U.S. Aggregate Bond Index measures the performance of the U.S. dollar-denominated investment grade, fixed-rate taxable bond market.

Bloomberg Municipal 1-15 Year Index (1-17) is a subset of the Bloomberg Municipal Bond Index covering only maturities between 1 and 17 years. The Bloomberg Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities greater than one year and a minimum credit rating of Baa.

Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures. Free cash flow represents the cash that a company is able to generate after laying out the money required to maintain or expand its asset base. Free cash flow is important because it allows a company to pursue opportunities that enhance shareholder value. Without cash, it’s tough to develop new products, make acquisitions, pay dividends and reduce debt.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets.

Price to Earnings Ratio is a valuation ratio of a company’s current share price compared to its per-share earnings. It is calculated by dividing the current closing price of the stock by the earnings per share of the last four quarters.

Price to Book Ratio is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

The Russell 1000® Index consists of the largest 1,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

Semiannual Report • December 31, 2022	21

Bridge Builder Mutual Funds

Fund Characteristics and Fund Performance (Unaudited) (Continued)

The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500® Index measures the performance of the small-to mid-cap segment of the U.S. equity universe.

The Russell 2500® Growth Index measures the performance of the small-to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2500® Value Index measures the performance of the small-to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest publicly held companies incorporated in the U.S. based on market capitalization.

The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe.

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

The S&P 500® Growth Index, an unmanaged index, measures the performance of the large-capitalization growth segment of the U.S. equity market. It consists of those stocks in the S&P 500® Index exhibiting the strongest growth characteristics based on: (i) sales growth; (ii) the ratio of earnings change to price; and (iii) momentum.

The S&P 500® Value Index, an unmanaged index, measures the performance of the large-capitalization value segment of the U.S. equity market. It consists of those stocks in the S&P 500® Index exhibiting the strongest value characteristics based on the ratios of book value, earnings, and sales to price.

22	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Fund Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees and other Fund expenses; and (2) Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Examples are based on $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of owning shares of a Fund only and do not reflect annual Edward Jones Advisory Solutions® program and administrative fees. If fees of Edward Jones Advisory Solutions® had been included, your costs would have been higher. The second line of the table for each Fund is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

			Beginning account value	Ending account value	Annualized Expense Ratio	Expenses paid during the period
Bridge Builder Core Bond Fund
	Actual	*	$1,000.00	$971.20	0.13%	$0.65
	Hypothetical	*	1,000.00	1,024.55		0.66
Bridge Builder Core Plus Bond Fund
	Actual	*	1,000.00	979.00	0.16	0.80
	Hypothetical	*	1,000.00	1,024.40		0.82
Bridge Builder Municipal Bond Fund
	Actual	*	1,000.00	1,004.10	0.15	0.76
	Hypothetical	*	1,000.00	1,024.45		0.77
Bridge Builder Large Cap Growth Fund
	Actual	*	1,000.00	1,004.80	0.19	0.96
	Hypothetical	*	1,000.00	1,024.25		0.97
Bridge Builder Large Cap Value Fund
	Actual	*	1,000.00	1,068.80	0.23	1.20
	Hypothetical	*	1,000.00	1,024.05		1.17
Bridge Builder Tax Managed Large Cap Fund
	Actual	*	1,000.00	1,037.70	0.32	1.64
	Hypothetical	*	1,000.00	1,023.59		1.63
Bridge Builder Small/Mid Cap Growth Fund
	Actual	*	1,000.00	1,014.90	0.38	1.93
	Hypothetical	*	1,000.00	1,023.29		1.94
Bridge Builder Small/Mid Cap Value Fund
	Actual	*	1,000.00	1,059.90	0.40	2.08
	Hypothetical	*	1,000.00	1,023.19		2.04
Bridge Builder Tax Managed Small/Mid Cap Fund
	Actual	*	1,000.00	1,061.00	0.55	2.86
	Hypothetical	*	1,000.00	1,022.43		2.80
Bridge Builder International Equity Fund
	Actual	*	1,000.00	1,039.80	0.36	1.85
	Hypothetical	*	1,000.00	1,023.39		1.84
Bridge Builder Tax Managed International Equity Fund
	Actual	*	1,000.00	1,052.80	0.51	2.64
	Hypothetical	*	1,000.00	1,022.63		2.60

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds.

Semiannual Report • December 31, 2022	23

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 99.27%
Asset-Backed Obligations – 12.50%
Carlyle US CLO 2021-11 Ltd., 5.45%, (3 Month LIBOR USD + 1.10%, 1.10% Floor), Jan. 2033, Series 2021-11A, Class A (1)(2)	$30,000	$29,232
Other Securities (1)(2)(3)(4)(5)	2,052,334	1,925,053

Total Asset-Backed Obligations		1,954,285

Corporate Bonds – 28.93%
Basic Materials – 0.79%
Various Securities (1)(6)	135,305	124,245

Total Basic Materials		124,245

Communications – 2.24%
T-Mobile USA, Inc., 3.88%, Apr. 2030	49,523	44,860
Other Securities (1)	368,090	305,889

Total Communications		350,749

Consumer, Cyclical – 1.49%
Various Securities (1)	265,681	233,509

Total Consumer, Cyclical		233,509

Consumer, Non-cyclical – 3.59%
Cigna Corp., 4.38%, Oct. 2028	30,325	29,247
Other Securities (1)	625,370	530,535

Total Consumer, Non-cyclical		559,782

Energy – 3.23%
Various Securities (1)	553,738	505,383

Total Energy		505,383

Financials – 11.19%
Citigroup, Inc., 1.12%, (SOFR + 0.77%), Jan. 2027 (2)	32,820	28,603
Bank of America Corp., 1.66%-7.75%, Mar. 2024-Jun. 2041 (2)	183,015	159,771
Other Securities (1)(2)	1,748,954	1,560,389

Total Financials		1,748,763

Industrials – 1.65%
Various Securities (1)(4)	288,321	257,281

Total Industrials		257,281

Technology – 1.40%
Various Securities (1)	260,062	219,007

Total Technology		219,007

Utilities – 3.35%
Various Securities (1)(4)	589,267	524,053

Total Utilities		524,053

Total Corporate Bonds		4,522,772

Government Related – 20.41%
Other Government Related – 1.48%
Various Securities (1)	251,481	231,124

Total Other Government Related		231,124

U.S. Treasury Obligations – 18.93%
U.S. Treasury Note/Bond, 0.25%, May 2025	30,950	28,097
U.S. Treasury Note/Bond, 0.50%, Feb. 2026	44,920	40,026
U.S. Treasury Note/Bond, 0.75%, Jan. 2028	60,000	51,019
U.S. Treasury Note/Bond, 0.88%, Jun. 2026	30,935	27,663
U.S. Treasury Note/Bond, 1.13%, Oct. 2026	52,800	47,225

The accompanying notes are an integral part of these financial statements.

24	Semiannual Report • December 31, 2022

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 18.93% – (continued)
U.S. Treasury Note/Bond, 1.13%, Aug. 2028	$113,725	$97,102
U.S. Treasury Note/Bond, 1.25%, Mar. 2028	56,535	49,137
U.S. Treasury Note/Bond, 1.25%, Jun. 2028	90,462	78,217
U.S. Treasury Note/Bond, 1.38%, Nov. 2040	210,649	136,948
U.S. Treasury Note/Bond, 1.38%, Aug. 2050	53,790	29,889
U.S. Treasury Note/Bond, 1.75%, Dec. 2024	37,138	35,252
U.S. Treasury Note/Bond, 1.88%, Feb. 2029	33,900	30,021
U.S. Treasury Note/Bond, 1.88%, Nov. 2051	57,312	36,299
U.S. Treasury Note/Bond, 2.25%, Nov. 2025	77,146	73,017
U.S. Treasury Note/Bond, 2.25%, May 2041	172,459	129,648
U.S. Treasury Note/Bond, 2.25%, Aug. 2046	39,102	27,672
U.S. Treasury Note/Bond, 2.38%, Mar. 2029	125,650	114,253
U.S. Treasury Note/Bond, 2.38%, Feb. 2042	80,179	61,218
U.S. Treasury Note/Bond, 2.50%, Feb. 2045	147,275	110,876
U.S. Treasury Note/Bond, 2.50%, May 2046	38,500	28,720
U.S. Treasury Note/Bond, 2.63%, May 2027	36,850	34,735
U.S. Treasury Note/Bond, 2.75%, Jul. 2027	34,046	32,212
U.S. Treasury Note/Bond, 2.88%, Apr. 2029	42,000	39,336
U.S. Treasury Note/Bond, 2.88%, May 2032	91,320	84,157
U.S. Treasury Note/Bond, 2.88%, May 2043	107,560	87,792
U.S. Treasury Note/Bond, 3.00%, Jun. 2024	70,175	68,495
U.S. Treasury Note/Bond, 3.00%, Aug. 2052	81,880	67,461
U.S. Treasury Note/Bond, 3.13%, Aug. 2027	34,053	32,752
U.S. Treasury Note/Bond, 3.25%, Jun. 2029	40,000	38,278
U.S. Treasury Note/Bond, 3.88%, Nov. 2027	94,467	93,950
U.S. Treasury Note/Bond, 4.00%, Nov. 2042	41,211	40,348
U.S. Treasury Note/Bond, 4.13%, Nov. 2032	75,469	77,014
U.S. Treasury Strip Coupon, 0.00%, Feb. 2032	46,250	32,035
U.S. Treasury Note/Bond, 0.38%-4.75%, May 2024-May 2052 (7)	1,113,620	920,239
Other Securities (8)	149,765	79,899

Total U.S. Treasury Obligations		2,961,002

Total Government Related		3,192,126

Mortgage-Backed Obligations – 37.43%
Fannie Mae, 3.00%, Jan. 2053 (9)	50,810	44,580
Fannie Mae, 3.50%, Jan. 2053 (9)	37,055	33,658
Fannie Mae Pool, 2.50%, Oct. 2050 (7)	42,311	36,031
Fannie Mae Pool, 2.50%, Dec. 2051	48,791	41,532
Fannie Mae Pool, 2.50%, May 2052	54,044	45,970
Fannie Mae Pool, 3.00%, Apr. 2052	68,122	60,049
Fannie Mae Pool, 3.50%, Jun. 2052	32,794	29,807
Freddie Mac Pool, 2.50%, Feb. 2051	38,727	33,413
Freddie Mac Pool, 2.50%, Nov. 2051	42,376	36,247
Freddie Mac Pool, 3.00%, Feb. 2052	43,661	38,381
Freddie Mac Pool, 3.50%, Apr. 2052	83,156	75,828
Ginnie Mae II Pool, 2.50%, Aug. 2051	62,151	53,983
GS Mortgage Securities Corp. II, 4.26%, Jul. 2051, Series 2018-GS10, Class A3 (5)	28,521	27,742
Fannie Mae, 2.00%-6.00%, Jan. 2038-Jan. 2053 (9)	97,015	93,055
Fannie Mae Pool, 1.40%-8.50%, Feb. 2023-Dec. 2061 (2)(5)	1,809,844	1,600,431
Freddie Mac Gold Pool, 2.00%-10.00%, Feb. 2024-Mar. 2048	214,161	201,391
Freddie Mac Multifamily Structured Pass Through Certificates, 0.72%-3.90%, Sep. 2024-Oct. 2033 (5)	432,337	177,559
Freddie Mac Pool, 1.50%-5.50%, Nov. 2028-Nov. 2052	637,700	561,096
Ginnie Mae, 2.00%-5.50%, Jan. 2053 (9)	95,345	88,692
Ginnie Mae II Pool, 2.00%-8.50%, Mar. 2025-Jul. 2072 (2)(5)(7)	761,631	717,616
Other Securities (1)(2)(3)(4)(5)(10)	2,433,985	1,855,076

Total Mortgage-Backed Obligations		5,852,137

Total Bonds & Notes (Cost: $17,387,389)		15,521,320

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	25

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Corp., 5.35%	95	$2,233

Total Financials		2,233

Total Preferred Stocks (Cost: $2,375)		2,233

SHORT-TERM INVESTMENTS – 2.35%
Money Market Funds – 2.34%
Fidelity Institutional Money Market Government Fund – Class I, 4.10% (11)	365,658	365,658

Total Money Market Funds		365,658

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.01%
ANZ, London, 3.84% due 01/03/2023	$900	900
BBVA, Madrid, 3.84% due 01/03/2023 (12)	0	0
Royal Bank of Canada, Toronto, 3.84% due 01/03/2023	1,321	1,321

Total Time Deposits		2,221

Total Short-Term Investments (Cost: $367,879)		367,879

TOTAL INVESTMENTS IN SECURITIES – 101.63% (Cost: $17,757,643)		15,891,432
TBA SALE COMMITMENTS – (0.39)%
Mortgage-Backed Obligations – (0.39)%
Fannie Mae, 3.00%, Jan. 2053 (13)	(20,000)	(17,547)
Fannie Mae, 4.00%, Jan. 2053 (13)	(21,000)	(19,692)
Fannie Mae, 4.50%, Jan. 2053 (13)	(5,500)	(5,292)
Fannie Mae, 5.00%, Jan. 2053 (13)	(18,000)	(17,734)

Total TBA Sale Commitments (Proceeds Received: $(61,454))		(60,265)

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.24)%		(195,312)

TOTAL NET ASSETS – 100.00%		$15,635,855

Percentages are stated as a percent of net assets.

(1)	Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,199,312, which represents 20.46% of total net assets.

(2)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2022.

(3)	Includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. These securities $53,674 or 0.34% of the Fund’s net assets.

(4)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2022.

(5)	Variable rate security or includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2022.

(6)	Includes securities in default as of December 31, 2022. The value of these securities totals $246, which represents 0.00% of total net assets.

The accompanying notes are an integral part of these financial statements.

26	Semiannual Report • December 31, 2022

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

(7)	Assigned as collateral or includes securities assigned as collateral for certain futures contracts. The value of these pledged issues totals $52,950, which represents 0.34% of total net assets.

(8)	Includes inflation protected securities. The value of these securities totals $3,545, which represents 0.02% of total net assets.

(9)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities totals $259,985, which represents 1.66% of total net assets.

(10)	Includes inverse floating rate securities whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(11)	Represents annualized seven-day yield as of the close of the reporting period.

(12)	A zero balance may reflect actual amounts rounding to less than one thousand.

(13)	Delayed delivery sale commitment security. The value of these securities totals $(60,265), which represents (0.39)% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
214	U.S. 2 Year Note Future	Mar. 2023	$43,870	$43,887	$17
4,755	U.S. 5 Year Note Future	Mar. 2023	515,066	513,206	(1,860)
836	U.S. 10 Year Note Future	Mar. 2023	94,917	93,880	(1,037)
168	U.S. Ultra 10 Year Note Future	Mar. 2023	20,033	19,872	(161)
1,555	U.S. Ultra Bond Future	Mar. 2023	209,534	208,856	(678)

					(3,719)

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(1,002)	U.S. Long Bond Future	Mar. 2023	$(126,496)	$(125,595)	$901

					$(2,818)

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	27

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 96.65%
Asset-Backed Obligations – 12.65%
Various Securities *(1)(2)(3)(4)(5)	$3,817,785	$3,513,269

Total Asset-Backed Obligations		3,513,269

Corporate Bonds – 29.47%
Basic Materials – 0.89%
Various Securities *(2)(18)	281,536	248,242

Total Basic Materials		248,242

Communications – 3.19%
Various Securities *(2)(6)	1,103,551	886,513

Total Communications		886,513

Consumer, Cyclical – 2.24%
Various Securities *(2)(4)(6)(18)	753,273	621,613

Total Consumer, Cyclical		621,613

Consumer, Non-cyclical – 3.26%
Various Securities *(2)(18)	1,042,357	905,829

Total Consumer, Non-cyclical		905,829

Diversified – 0.00% (7)
Alfa SAB de CV, 5.25%, Mar. 2024 (18)	259	257

Total Diversified		257

Energy – 2.31%
Various Securities *(2)(3)(8)(18)	748,507	642,510

Total Energy		642,510

Financials – 12.59%
Bank of America Corp., 1.66%-5.02%, Mar. 2026-Sep. 2036 (4)	319,950	272,458
Other Securities *(2)(3)(4)(8)(9)(18)	3,731,981	3,224,204

Total Financials		3,496,662

Government – 0.12%
Various Securities *(2)	9,144,765	32,572

Total Government		32,572

Industrials – 1.34%
Various Securities *(2)(4)(18)	423,763	372,541

Total Industrials		372,541

Technology – 1.54%
Various Securities (2)(18)	509,779	427,511

Total Technology		427,511

Utilities – 1.99%
Various Securities (2)(18)	638,271	551,488

Total Utilities		551,488

Total Corporate Bonds		8,185,738

Convertible Securities – 0.28%
Communications – 0.11%
Various Securities	41,665	29,572

Total Communications		29,572

The accompanying notes are an integral part of these financial statements.

28	Semiannual Report • December 31, 2022

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Cyclical – 0.04%
Various Securities (2)		$9,575	$10,383

Total Consumer, Cyclical			10,383

Consumer, Non-cyclical – 0.13%
Various Securities		40,975	37,658

Total Consumer, Non-cyclical			37,658

Total Convertible Securities			77,613

Government Related – 18.34%
Other Government Related – 1.74%
Republic of South Africa Government Bond, 10.50%, Dec. 2026	ZAR	1,668,900	103,339
Other Securities *(2)(3)(4)(8)(18)		12,765,106	380,866

Total Other Government Related			484,205

U.S. Treasury Obligations – 16.60%
U.S. Treasury Bond, 4.00%, Nov. 2052		$291,845	292,255
U.S. Treasury Inflation Indexed Bond, 0.63%, Jul. 2032 (10)		92,933	85,119
U.S. Treasury Inflation Indexed Bonds, 0.13%, Jul. 2024 (10)		65,904	63,777
U.S. Treasury Inflation Indexed Note, 0.38%, Jul. 2023 (10)		81,150	80,186
U.S. Treasury Note/Bond, 0.13%, Aug. 2023		100,725	97,684
U.S. Treasury Note/Bond, 0.25%, Apr. 2023		64,441	63,691
U.S. Treasury Note/Bond, 0.25%, Sep. 2023		237,345	229,455
U.S. Treasury Note/Bond, 0.38%, Apr. 2025		95,425	87,090
U.S. Treasury Note/Bond, 0.50%, Nov. 2023 (17)		124,500	119,783
U.S. Treasury Note/Bond, 0.50%, Mar. 2025		95,425	87,642
U.S. Treasury Note/Bond, 0.50%, Mar. 2023		64,441	63,950
U.S. Treasury Note/Bond, 0.75%, Aug. 2026		95,425	84,492
U.S. Treasury Note/Bond, 0.88%, Jan. 2024		68,555	65,778
U.S. Treasury Note/Bond, 0.88%, Sep. 2026		95,425	84,731
U.S. Treasury Note/Bond, 1.13%, Feb. 2028		76,082	65,873
U.S. Treasury Note/Bond, 1.25%, Mar. 2028 (19)		298,605	259,530
U.S. Treasury Note/Bond, 1.38%, Nov. 2031 (19)		308,700	251,253
U.S. Treasury Note/Bond, 1.88%, Feb. 2027 (17)		110,900	101,569
U.S. Treasury Note/Bond, 1.88%, Feb. 2032		198,230	168,163
U.S. Treasury Note/Bond, 2.00%, Nov. 2041		957,047	683,355
U.S. Treasury Note/Bond, 2.25%, Aug. 2049		116,300	81,755
U.S. Treasury Note/Bond, 2.25%, Feb. 2052		221,025	153,699
U.S. Treasury Note/Bond, 3.25%, May 2042		159,565	139,894
U.S. Treasury Note/Bond, 4.00%, Nov. 2042 (19)		73,150	71,618
U.S. Treasury Inflation Indexed Bond, 0.13%-2.13%, Jul. 2029-Feb. 2050 (10)(17)		85,788	75,327
U.S. Treasury Inflation Indexed Bonds, 0.50%, Apr. 2024 (10)		27,130	26,382
U.S. Treasury Inflation Indexed Note, 0.13%-0.63%, Jan. 2024-Oct. 2024 (10)		88,621	85,999
U.S. Treasury Note/Bond, 0.13%-4.50%, Apr. 2023-Aug. 2051		1,153,313	939,469

Total U.S. Treasury Obligations			4,609,519

Total Government Related			5,093,724

Mortgage-Backed Obligations – 35.91%
Ellington Financial Mortgage Trust 2022-4, 5.90%, Sep. 2067 (2)(3)		78,785	77,560
Extended Stay America Trust 2021-ESH, 5.40%, (1 Month LIBOR USD + 1.08%, 1.08% Floor), Jul. 2038 (2)(4)		74,913	72,752
Fannie Mae, 2.00%, Jan. 2053 (11)(12)		438,693	356,859
Fannie Mae, 2.50%, Jan. 2053 (11)(12)		384,787	325,728
Fannie Mae, 3.00%, Jan. 2053 (11)(12)		153,998	135,113
Fannie Mae, 4.00%, Jan. 2053 (11)(12)		175,618	164,670
Fannie Mae, 4.50%, Jan. 2053 (11)(12)		356,079	342,639
Fannie Mae, 4.50%, Feb. 2053 (11)(12)		93,550	90,015
Fannie Mae, 5.00%, Jan. 2053 (11)(12)		395,295	389,453

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	29

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 35.91% – (continued)
Fannie Mae, 5.50%, Feb. 2053 (11)(12)		$757,940	$759,305
Fannie Mae Pool, 2.00%, Jan. 2052		123,928	101,114
Fannie Mae Pool, 2.50%, Feb. 2051		139,416	118,322
Fannie Mae Pool, 3.00%, Apr. 2052		84,994	74,642
Fannie Mae Pool, 3.00%, Jun. 2052		78,581	68,997
Freddie Mac Pool, 2.00%, Apr. 2051		84,903	69,359
Freddie Mac Pool, 2.50%, Jan. 2052		102,633	87,345
Freddie Mac Pool, 2.50%, Feb. 2052		79,924	67,757
Freddie Mac Pool, 3.00%, Jul. 2052		267,939	235,148
Freddie Mac Pool, 3.00%, Jun. 2052		74,438	65,362
Freddie Mac Pool, 3.50%, Aug. 2052		72,269	65,709
Freddie Mac Pool, 3.50%, Jul. 2052		162,207	147,425
Ginnie Mae, 2.50%, Jan. 2053 (11)		113,695	98,500
Towd Point Mortgage Funding, 3.83%, (Sterling Overnight Index Average + 0.90%), Jul. 2045 (2)(4)	GBP	66,832	79,609
Fannie Mae, 1.50%-6.00%, Jan. 2038-Feb. 2053 (11)(12)		$267,952	250,743
Fannie Mae Pool, 1.50%-6.00%, Feb. 2030-Dec. 2052		1,684,487	1,483,625
Freddie Mac Pool, 1.50%-5.00%, May 2031-Jan. 2053		820,401	726,163
Ginnie Mae, 2.00%-5.00%, Jan. 2053-Feb. 2053 (11)		93,097	84,354
Ginnie Mae II Pool, 2.00%-5.50%, Feb. 2043-Dec. 2051		372,460	336,156
Other Securities *(2)(3)(4)(5)(18)		3,654,446	3,099,778

Total Mortgage-Backed Obligations			9,974,202

U.K. Treasury Bonds – 0.00% (7)
Various Securities *		710	616

Total U.K. Treasury Bonds			616

Total Bonds & Notes (Cost: $29,831,713)			26,845,162

BANK LOANS – 1.40%
Various Securities *(4)(6)(9)		402,801	388,901

Total Bank Loans (Cost: $397,412)			388,901

	Shares (000s)		Value (000s)
COMMON STOCKS – 0.10%
Communications – 0.06%
Various Securities (6)(13)(18)		3,375	17,456

Total Communications			17,456

Consumer Discretionary – 0.04%
Neiman Marcus Group, Inc. (6)(13)(18)		62	10,973

Total Consumer Discretionary			10,973

Energy – 0.00% (7)
Noble Corp Plc (13)		11	399

Total Energy			399

Financials – 0.00% (7)
Various Securities (2)(6)(13)		2	39

Total Financials			39

Total Common Stocks (Cost: $53,314)			28,867

The accompanying notes are an integral part of these financial statements.

30	Semiannual Report • December 31, 2022

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)		Value (000s)
CONVERTIBLE PREFERRED STOCKS – 0.18%
Financials – 0.18%
Bank of America Corp., 7.25%		23	$27,115
Other Securities		20	24,024

Total Financials			51,139

Total Convertible Preferred Stocks (Cost: $62,493)			51,139

PREFERRED STOCKS – 0.00% (7)
Financials – 0.00% (7)
Cayenne Aviation Holdings LLC (2)(6)(13)(14)		0	7

Total Financials			7

Total Preferred Stocks (Cost: $61)			7

RIGHTS – 0.00% (7)
Communications – 0.00% (7)
Various Securities (6)(13)(14)		95	–

Total Communications			–

Total Rights (Cost: $0)			–

WARRANTS – 0.00% (7)
Communications – 0.00% (7)
Various Securities (6)(13)		14	81

Total Communications			81

Total Warrants (Cost: $8,440)			81

SHORT-TERM INVESTMENTS – 13.05%
Money Market Funds – 2.21%
Fidelity Institutional Money Market Government Fund-Class I, 4.10% (15)		614,185	614,185

Total Money Market Funds			614,185

	Principal Amount (000s)		Value (000s)
Government Related – 1.49%
Japan Treasury Discount Bill, Jan. 2023-Mar. 2023	JPY	54,465,000	415,105

Total Government Related			415,105

Commercial Paper – 0.02%
General Motors Financial Co., Inc., 3.98%, Feb. 2023		$6,518	6,475

Total Commercial Paper			6,475

Repurchase Agreements – 3.14%
BNP Paribas SA, 4.10% dated 12/30/2022, due 01/03/2023, repurchase price $802,591 (collateralized by U.S. Treasury Notes, value $819,672, 1.625-2.75%, 05/31/2027-05/15/2031)		802,500	802,500
Bank of America Securities, Inc., 4.19% dated 12/30/2022, due 01/03/2023, repurchase price $69,108 (collateralized by U.S. Treasury Bond, value $70,912, 2.88%, 05/15/2049)		69,100	69,100
Nomura Securities International, Inc., 4.32% dated 12/30/2022, due 01/03/2023, repurchase price $100 (collateralized by U.S. Treasury Bond, value $102, 3.00%, 11/15/2044)		100	100

Total Repurchase Agreements			871,700

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	31

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
U.S. Treasury Bills – 6.09%
U.S. Treasury Bill, Jan. 2023-Jun. 2023 (17)		$1,702,980	$1,690,940

Total U.S. Treasury Bills			1,690,940

Time Deposits – 0.10%
ANZ, Hong Kong, 1.81% due 01/03/2023	AUD	870	592
ANZ, London, 2.55% due 01/03/2023	GBP	3,106	3,755
Brown Brothers Harriman, 0.20% due 01/03/2023	CHF	148	160
Brown Brothers Harriman, 1.25% due 01/02/2023 (14)	NOK	4	0
Brown Brothers Harriman, 1.95% due 01/04/2023	NZD	90	57
Citibank, London, 1.10% due 01/02/2023	EUR	3,676	3,935
Royal Bank of Canada, Toronto, 3.31% due 01/03/2023	CAD	1,673	1,235
Royal Bank of Canada, Toronto, 3.84% due 01/03/2023		$7,623	7,623
Skandinaviska Enskilda Banken AB, Stockholm, -12.63% due 01/02/2023 (14)	SEK	3	0
Standard Chartered Bank, Johannesburg, 5.09% due 01/03/2023	ZAR	5,700	336
Sumitomo Trust Bank, London, 3.84% due 01/03/2023		$8,085	8,085
Sumitomo, Tokyo, -0.33% due 01/04/2023	JPY	274,741	2,093

Total Time Deposits			27,871

Total Short-Term Investments (Cost: $3,601,816)			3,626,276

TOTAL INVESTMENTS IN SECURITIES – 111.38% (Cost: $33,955,249)			30,940,433
TBA SALE COMMITMENTS – (0.63)%
Mortgage-Backed Obligations – (0.63)%
Fannie Mae, 1.50%-4.00%, Jan. 2036-Feb. 2053 (12)(16)		$(170,298)	(152,949)
Ginnie Mae, 3.00%-3.50%, Jan. 2053-Dec. 2053 (16)		(23,587)	(21,481)

Total TBA Sale Commitments (Proceeds Received: $(176,426))			(174,430)

LIABILITIES IN EXCESS OF OTHER ASSETS – (10.75)%			(2,986,272)

TOTAL NET ASSETS – 100.00%			$27,779,731

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

*	Includes securities whose principal amounts are denominated in a currency other than the U.S. dollar.

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound
JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

ZAR	South African Rand

(1)	Adjustable rate security or includes adjustable rate securities. The rate reported is the rate in effect as of December 31, 2022.

(2)	Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $7,675,050, which represents 27.63% of total net assets.

(3)	Step-up bond or includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2022.

(4)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2022.

The accompanying notes are an integral part of these financial statements.

32	Semiannual Report • December 31, 2022

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

(5)	Variable rate security or includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2022.

(6)	Security or includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. These securities $59,474 or 0.21% of the Fund’s net assets.

(7)	Amount calculated is less than 0.005%.

(8)	Security in default or includes securities in default as of December 31, 2022. The value of these securities totals $6,241, which represents 0.02% of total net assets.

(9)	Inverse floating rate security or includes inverse floating rate securities whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(10)	Inflation protected security or includes inflation protected securities. The value of these securities totals $416,790, which represents 1.50% of total net assets.

(11)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities totals $2,997,379, which represents 10.79% of total net assets.

(12)	Issuer includes securities in multiple categories. The market value of the issuer as a whole is greater than 1% of the Fund’s total net assets.

(13)	Non-income producing security or includes securities that are non-income producing.

(14)	A zero balance may reflect actual amounts rounding to less than one thousand.

(15)	Represents annualized seven-day yield as of the close of the reporting period.

(16)	Delayed delivery sale commitment security or includes delayed delivery sales commitment securities. The value of these securities totals $(174,430), which represents (0.63)% of total net assets.

(17)	Partially assigned as collateral for certain futures and swap contracts. The value of these pledged issues totals $104,759, which represents 0.38% of total net assets.

(18)	Includes a security that is restricted at December 31, 2022. The value of the restricted security totals $55,623, which represents $0.20 of total net assets.

(19)	All or a portion of U.S. Treasuries purchased in a sale-buyback transaction. The value of these securities total $427,940, which represents 1.54% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
275	Australian 10 Year Bond Future	Mar. 2023	AUD	33,628	$21,659	$(1,236)
11,823	U.S. 2 Year Note Future	Mar. 2023		$2,423,503	2,424,639	1,136
8,143	U.S. 5 Year Note Future	Mar. 2023		879,712	878,871	(841)
4,317	U.S. 10 Year Note Future	Mar. 2023		488,830	484,786	(4,044)
1,347	U.S. Long Bond Future	Mar. 2023		169,075	168,839	(236)
11,182	U.S. Ultra 10 Year Note Future	Mar. 2023		1,335,599	1,322,621	(12,978)
2,119	U.S. Ultra Bond Future	Mar. 2023		286,798	284,608	(2,190)

						(20,389)

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(325)	Euro-Bund Future	Mar. 2023	EUR	(45,939)	$(46,246)	$2,930
(227)	Japan 10 Year Bond Future	Mar. 2023	JPY	(33,613,451)	(251,596)	4,526
(731)	U.S. Ultra 10 Year Note Future	Mar. 2023		$(87,983)	(86,464)	1,519
(376)	U.S. Ultra Bond Future	Mar. 2023		(52,118)	(50,502)	1,616

						10,591

						$(9,798)

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	33

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	8,620	USD	5,844	01/10/23	Bank of America	$26
AUD	74,947	USD	50,750	01/10/23	BNP Paribas	290
AUD	29,203	USD	19,611	01/10/23	Morgan Stanley	277
AUD	1,040	USD	699	01/12/23	Morgan Stanley	9
BRL*	377,071	USD	71,158	01/04/23	J.P. Morgan	261
CAD	940	USD	690	01/12/23	Bank of America	4
CLP*	20,317,868	USD	23,546	03/15/23	BNP Paribas	188
CLP*	11,412,614	USD	13,127	03/15/23	Goldman Sachs	205
CLP*	5,667,777	USD	6,541	03/15/23	J.P. Morgan	80
CZK	13,690	USD	580	01/12/23	Goldman Sachs	25
CZK	8,802	USD	380	01/12/23	J.P. Morgan	9
EUR	2,252	USD	2,384	01/10/23	Bank of America	28
EUR	3,740	USD	3,986	01/10/23	J.P. Morgan	19
EUR	2,650	USD	2,793	01/10/23	Morgan Stanley	45
EUR	1,060	USD	1,102	01/12/23	J.P. Morgan	34
EUR	11,446	USD	12,227	03/15/23	UBS	85
HUF	163,385	USD	410	01/12/23	Goldman Sachs	27
IDR*	91,936,955	USD	5,847	02/14/23	Bank of America	90
IDR*	544,362	USD	35	02/14/23	Morgan Stanley	1
IDR*	57,590,664	USD	3,662	02/23/23	BNP Paribas	56
IDR*	99,472,019	USD	6,313	02/23/23	J.P. Morgan	110
IDR*	392,090,715	USD	25,122	03/14/23	Bank of America	186
IDR*	91,555,692	USD	5,838	03/14/23	Morgan Stanley	72
IDR*	1,147,768	USD	74	03/15/23	Citibank (1)	0
JPY	12,177,693	USD	88,810	01/10/23	Morgan Stanley	4,054
JPY	97,674	USD	710	01/12/23	Bank of America	35
JPY	125,989	USD	940	01/12/23	Barclays Bank	21
JPY	1,450,606	USD	11,121	03/15/23	UBS	37
KRW*	527,535	USD	410	01/12/23	Goldman Sachs	9
KRW*	1,861,500	USD	1,426	01/19/23	Bank of America	53
KRW*	54,703,182	USD	41,957	01/19/23	BNP Paribas	1,498
MXN	5,161	USD	260	01/12/23	Deutsche Bank	4
MXN	8,544	USD	430	01/12/23	Morgan Stanley	8
MXN	12,793	USD	624	02/21/23	J.P. Morgan	27
MXN	926,776	USD	46,289	03/21/23	Goldman Sachs	610
NOK	316,440	USD	31,809	02/16/23	Bank of America	551
NOK	12,320	USD	1,245	02/16/23	J.P. Morgan	15
PEN*	1,906	USD	492	01/25/23	Morgan Stanley	9
THB	19,132	USD	550	01/12/23	Goldman Sachs	3
USD	72,234	BRL*	377,071	01/04/23	BNP Paribas	816
USD	243	GBP	200	01/12/23	Morgan Stanley	1
USD	546	NZD	860	01/12/23	Morgan Stanley (1)	0
USD	12,225	ZAR	204,161	02/13/23	Deutsche Bank	253
USD	5,841	CAD	7,755	02/16/23	Bank of America	112
USD	30,193	SEK	310,270	02/16/23	BNP Paribas	384
USD	7,888	TWD*	239,471	02/17/23	J.P. Morgan	59
USD	14,522	TWD*	442,731	02/17/23	Morgan Stanley	49
USD	2,193	MXN	43,073	02/21/23	Citibank	2
USD	1,220	MXN	23,688	02/21/23	Deutsche Bank	15
USD	6,532	TWD*	192,314	03/15/23	Bank of America	228
USD	269	TWD*	8,102	03/15/23	BNP Paribas	3
USD	22,699	TWD*	668,486	03/15/23	Morgan Stanley	786
USD	7,239	ZAR	120,980	05/12/23	Goldman Sachs	195
ZAR	87,619	USD	5,039	01/09/23	J.P. Morgan	115
ZAR	7,309	USD	420	01/12/23	Deutsche Bank	10
ZAR	16,545	USD	970	01/12/23	Goldman Sachs	3

					Total Unrealized Appreciation	12,092

The accompanying notes are an integral part of these financial statements.

34	Semiannual Report • December 31, 2022

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	4,953	USD	3,374	01/10/23	J.P. Morgan (1)	$(0)
AUD	6,110	USD	4,196	01/10/23	Morgan Stanley	(35)
AUD	370	USD	254	01/12/23	Citibank	(2)
BRL*	377,071	USD	71,788	02/02/23	BNP Paribas	(794)
GBP	894	USD	1,100	01/10/23	Bank of America	(19)
GBP	4,282	USD	5,246	01/10/23	J.P. Morgan	(69)
INR*	11,026	USD	133	03/14/23	BNP Paribas (1)	(0)
MXN	8,135	USD	420	01/12/23	Morgan Stanley	(3)
SEK	254,752	USD	24,593	02/16/23	Bank of America	(118)
SEK	55,225	USD	5,342	02/16/23	Morgan Stanley	(37)
USD	20,793	JPY	2,930,000	01/06/23	Deutsche Bank	(1,538)
USD	41,550	ZAR	737,422	01/09/23	Bank of America	(1,833)
USD	311,192	GBP	258,556	01/10/23	Bank of America	(1,439)
USD	1,759	AUD	2,617	01/10/23	J.P. Morgan	(23)
USD	285,288	EUR	274,353	01/10/23	J.P. Morgan	(8,519)
USD	5,064	EUR	4,758	01/10/23	Morgan Stanley	(32)
USD	918	JPY	126,000	01/11/23	Bank of America	(43)
USD	15,623	JPY	2,200,000	01/11/23	Deutsche Bank	(1,156)
USD	280	CAD	381	01/12/23	Bank of America	(1)
USD	998	GBP	830	01/12/23	Bank of America	(6)
USD	410	JPY	55,123	01/12/23	Bank of America	(10)
USD	410	CAD	558	01/12/23	Barclays Bank	(2)
USD	410	CHF	383	01/12/23	Barclays Bank	(5)
USD	410	HUF	164,353	01/12/23	Barclays Bank	(29)
USD	970	ZAR	16,719	01/12/23	Barclays Bank	(13)
USD	590	PLN	2,692	01/12/23	Goldman Sachs	(24)
USD	550	CLP*	488,169	01/12/23	Morgan Stanley	(25)
USD	437	EUR	410	01/12/23	Morgan Stanley	(2)
USD	420	TWD*	12,920	01/12/23	Morgan Stanley	(1)
USD	19,543	JPY	2,750,000	01/17/23	Deutsche Bank	(1,448)
USD	7,900	ZAR	141,678	01/18/23	Morgan Stanley	(427)
USD	7,181	JPY	983,000	01/23/23	J.P. Morgan	(329)
USD	16,953	ZAR	310,156	02/10/23	Morgan Stanley	(1,239)
USD	7,900	ZAR	141,923	02/13/23	BNP Paribas	(422)
USD	737	COP	3,681,044	02/16/23	Goldman Sachs	(16)
USD	431	EUR	411	02/21/23	Bank of America	(10)
USD	130,660	JPY	18,300,000	02/21/23	Bank of America	(9,689)
USD	552	ZAR	9,522	02/21/23	Bank of America	(6)
USD	508	ZAR	8,871	02/21/23	Barclays Bank	(11)
USD	545	EUR	508	02/21/23	Deutsche Bank (1)	(0)
USD	690	ZAR	11,945	02/21/23	Deutsche Bank	(10)
USD	1,233	MXN	24,693	02/21/23	J.P. Morgan	(23)
USD	30,750	JPY	4,197,098	03/01/23	Bank of America	(1,472)
USD	111,591	JPY	15,274,000	03/06/23	Bank of America	(5,749)
USD	46,330	JPY	6,180,000	03/13/23	Bank of America	(1,194)
USD	841	EUR	790	03/14/23	Bank of America	(9)
USD	3,295	CAD	4,497	03/15/23	BNP Paribas	(28)
USD	42,666	JPY	5,722,000	03/20/23	BNP Paribas	(1,380)
USD	544	MXN	10,917	03/21/23	Goldman Sachs	(8)
USD	7,274	PEN*	28,944	05/10/23	Goldman Sachs	(267)
USD	1,006	ZAR	17,780	09/12/23	BNP Paribas	(19)

					Total Unrealized Depreciation	(39,534)

					Net Unrealized Depreciation	$(27,442)

*	Non-deliverable forward

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	35

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee
JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peruvian Sol

PLN	Polish Zloty

SEK	Swedish Krona

THB	Thai Baht

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Centrally Cleared Credit Default Swaps – Buy Protection

Reference Entity	Fixed Annual Rate Paid by Fund	Maturity Date	Implied Credit Spread at December 31, 2022	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
iTraxx Europe Crossover Series 38 Version 1 Index	5.00%	12/20/2027	4.74%	EUR 661	$(2)	$(6)	$(8)

					$(2)	$(6)	$(8)

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at December 31, 2022	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T, Inc.	1.00%	12/20/2024	0.92%		$5,200	$18	$(9)	$9
AT&T, Inc.	1.00	6/20/2026	1.00		6,900	106	(103)	3
Barclays Bank PLC	1.00	12/20/2023	0.75	EUR	6,200	8	11	19
Boeing Co.	1.00	12/20/2026	1.30		$1,200	(4)	(8)	(12)
Boeing Co.	1.00	6/20/2027	1.36		10,800	(672)	523	(149)
CDX.EM.29	1.00	6/20/2023	0.84		1,700	(29)	31	2
CDX.EM.30	1.00	12/20/2023	1.08		6,120	(106)	104	(2)
CDX.EM.31	1.00	6/20/2024	1.12		7,482	(251)	240	(11)
CDX.EM.32	1.00	12/20/2024	1.24		11,050	(475)	429	(46)
CDX.EM.34	1.00	12/20/2025	2.80		2,852	(184)	49	(135)
CDX.EM.36	1.00	12/20/2026	2.12		26,864	(890)	(152)	(1,042)
CDX.EM.38	1.00	12/20/2027	2.39		8,800	(728)	217	(511)
CDX.NA.HY.35	5.00	12/20/2025	3.94		495	39	(25)	14
CDX.NA.HY.38	5.00	6/20/2027	4.43		21,681	(747)	1,231	484
CDX.NA.HY.39	5.00	12/20/2027	4.85		371,500	(2,734)	5,517	2,783
Ford Motor Credit Co. LLC	5.00	6/20/2023	1.58		28,100	760	(265)	495
Ford Motor Credit Co. LLC	5.00	6/20/2024	2.34		19,600	1,025	(263)	762
Ford Motor Credit Co. LLC	5.00	12/20/2024	2.46		1,700	105	(23)	82
Ford Motor Credit Co. LLC	5.00	6/20/2025	2.65		700	27	11	38
Ford Motor Credit Co. LLC	5.00	12/20/2025	2.78		600	23	13	36
Ford Motor Credit Co. LLC	5.00	6/20/2026	2.92		19,400	1,621	(369)	1,252
General Electric Co.	1.00	12/20/2023	0.44		700	(12)	16	4
iTraxx Asia ex-Japan IG Series 38 Version 1 Index	1.00	12/20/2027	1.33		9,400	(287)	157	(130)
Rolls-Royce PLC	1.00	6/20/2025	2.49	EUR	19,400	(1,227)	520	(707)

						$(4,614)	$7,852	$3,238

The accompanying notes are an integral part of these financial statements.

36	Semiannual Report • December 31, 2022

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Credit Default Swaps – Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Abbott Laboratories	1.00%	Quarterly	6/20/2027	0.36%	$2,433	$(59)	$(5)	$(64)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.17	975	15	(12)	3
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.17	974	15	(12)	3
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.17	970	15	(12)	3
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.17	976	15	(12)	3
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.17	1,370	21	(17)	4
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.17	586	9	(7)	2
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2027	2.50	5,033	350	(28)	322
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2027	2.50	2,478	173	(14)	159
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2027	2.50	322	20	1	21
Barclays Bank	Chile Government International	1.00	Quarterly	12/20/2027	1.09	876	13	(10)	3
Barclays Bank	Colombia Government International	1.00	Quarterly	12/20/2027	2.71	1,385	116	(16)	100
Citibank	Colombia Government International	1.00	Quarterly	12/20/2027	2.71	1,047	74	2	76
Goldman Sachs	Indonesia Government International	1.00	Quarterly	12/20/2027	1.00	1,924	15	(16)	(1)
Bank of America	Mexico Government International	1.00	Quarterly	12/20/2027	1.31	643	7	1	8
Barclays Bank	Mexico Government International	1.00	Quarterly	12/20/2027	1.31	719	17	(8)	9
Deutsche Bank	Mexico Government International	1.00	Quarterly	12/20/2027	1.31	981	18	(5)	13
Goldman Sachs	Mexico Government International	1.00	Quarterly	12/20/2027	1.31	579	14	(6)	8
Goldman Sachs	Mexico Government International	1.00	Quarterly	12/20/2027	1.31	579	13	(5)	8
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2027	1.31	913	22	(10)	12
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2027	1.31	575	9	(2)	7
Goldman Sachs	Philippine Government Internat	1.00	Quarterly	12/20/2027	0.97	2,882	2	(6)	(4)
Goldman Sachs	Turkey Government International	1.00	Quarterly	12/20/2027	5.07	1,198	271	(81)	190

							$1,165	$(280)	$885

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	37

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs	Brazilian Government International	1.00%	Quarterly	6/20/2024	1.05%	$300	$(4)	$3	$(1)
Goldman Sachs	Brazilian Government International	1.00	Quarterly	12/20/2024	1.17	3,200	(24)	14	(10)
BNP Paribas	Colombia Government International	1.00	Quarterly	12/20/2027	2.71	600	(54)	10	(44)
Goldman Sachs	Colombia Government International	1.00	Quarterly	6/20/2027	2.54	1,900	(85)	(29)	(114)
Goldman Sachs	Colombia Government International	1.00	Quarterly	12/20/2027	2.71	800	(71)	13	(58)
J.P. Morgan	Colombia Government International	1.00	Quarterly	12/20/2026	2.32	1,400	(66)	1	(65)
J.P. Morgan	Colombia Government International	1.00	Quarterly	6/20/2027	2.54	400	(15)	(8)	(23)
Morgan Stanley	Colombia Government International	1.00	Quarterly	6/20/2027	2.54	900	(46)	(8)	(54)
Morgan Stanley	Colombia Government International	1.00	Quarterly	12/20/2027	2.71	1,000	(89)	17	(72)
Goldman Sachs	Mexico Government International	1.00	Quarterly	6/20/2023	0.34	8,200	(21)	49	28
Goldman Sachs	Mexico Government International	1.00	Quarterly	12/20/2023	0.48	8,500	(383)	428	45
Goldman Sachs	Mexico Government International	1.00	Quarterly	12/20/2027	1.31	600	(25)	17	(8)
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2024	0.59	100	(1)	1	—
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2026	0.96	100	(1)	1	—
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2024	0.64	300	(1)	3	2
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2026	1.05	500	75	(75)	—
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2027	1.19	400	(4)	1	(3)
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2027	1.31	1,200	(42)	26	(16)
Goldman Sachs	Petroleos Mexicanos	1.00	Quarterly	12/20/2024	4.07	372	(35)	14	(21)
Goldman Sachs	Republic of South Africa	1.00	Quarterly	6/20/2024	1.16	4,700	(80)	72	(8)
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2023	3.56	3,000	(170)	100	(70)
Bank of America	Turkey Government International	1.00	Quarterly	6/20/2024	4.07	400	(37)	20	(17)
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2024	4.32	1,300	(134)	56	(78)
BNP Paribas	Turkey Government International	1.00	Quarterly	12/20/2023	3.56	200	(14)	10	(4)
BNP Paribas	Turkey Government International	1.00	Quarterly	12/20/2023	3.56	500	(40)	28	(12)
BNP Paribas	Turkey Government International	1.00	Quarterly	6/20/2025	4.52	200	(34)	19	(15)
Goldman Sachs	Turkey Government International	1.00	Quarterly	6/20/2024	4.07	1,200	(90)	39	(51)
Goldman Sachs	Turkey Government International	1.00	Quarterly	12/20/2024	4.32	900	(96)	42	(54)

The accompanying notes are an integral part of these financial statements.

38	Semiannual Report • December 31, 2022

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Credit Default Swaps – Sell Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Turkey Government International	1.00%	Quarterly	12/20/2023	3.56%	$200	$(14)	$9	$(5)
Morgan Stanley	Turkey Government International	1.00	Quarterly	12/20/2023	3.56	500	(39)	27	(12)
Morgan Stanley	Turkey Government International	1.00	Quarterly	6/20/2024	4.07	400	(46)	29	(17)
Morgan Stanley	Turkey Government International	1.00	Quarterly	12/20/2024	4.32	3,700	(449)	230	(219)

							$(2,135)	$1,159	$(976)

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
(0.45)%	6 Month EURIBOR	Received	Semi-Annual	12/29/2023	EUR	2,800	$—	$108	$108
(0.43)	6 Month EURIBOR	Received	Semi-Annual	6/28/2024		2,700	—	165	165
(0.40)	6 Month EURIBOR	Received	Semi-Annual	12/30/2024		1,200	—	93	93
(0.36)	6 Month EURIBOR	Received	Semi-Annual	6/30/2025		2,300	—	220	220
(0.33)	6 Month EURIBOR	Received	Semi-Annual	12/30/2025		1,400	—	153	153
(0.29)	6 Month EURIBOR	Received	Semi-Annual	6/30/2026		700	—	88	88
(0.15)	6 Month EURIBOR	Received	Semi-Annual	3/18/2030		16,100	223	3,540	3,763
0.30	1 Year JPY TONA (1)	Received	Annual	4/7/2032	JPY	1,696,910	0	588	588
0.30	1 Year JPY TONA (1)	Received	Annual	4/7/2032		1,710,982	0	589	589
0.30	1 Year JPY TONA (1)	Received	Annual	4/7/2032		1,704,401	0	584	584
0.31	1 Year JPY TONA (1)	Received	Annual	4/7/2032		1,487,699	0	507	507
0.31	1 Year JPY TONA (1)	Received	Annual	4/7/2032		1,677,618	0	571	571
0.39	1 Year JPY TONA (1)	Received	Annual	5/2/2032		1,039,541	0	294	294
0.40	1 Year JPY TONA (1)	Received	Annual	5/2/2032		1,039,541	0	292	292
0.42	1 Year JPY TONA (1)	Received	Annual	6/14/2032		2,066,232	0	567	567
0.42	1 Year JPY TONA (1)	Received	Annual	6/14/2032		2,330,006	0	632	632
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050	EUR	9,000	(266)	4,101	3,835
0.75	3 Month USD LIBOR	Paid	Quarterly	6/16/2031		$108,850	(7,309)	(17,178)	(24,487)
0.83	6 Month EURIBOR	Received	Semi-Annual	12/9/2052	EUR	129,900	317	3,874	4,191
1.03	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		$224,440	—	(13,604)	(13,604)
1.03	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		166,015	—	(10,038)	(10,038)
1.07	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		112,220	—	(6,705)	(6,705)
1.25	3 Month USD LIBOR	Received	Quarterly	12/15/2026		1,300	(23)	161	138
1.25	Secured Overnight Financing Rate	Paid	Annual	6/15/2032		26,170	(730)	(4,300)	(5,030)
1.25	3 Month USD LIBOR	Received	Quarterly	12/16/2050		48,900	4,735	15,314	20,049
1.39	3 Month USD LIBOR	Paid	Quarterly	9/28/2025		273,250	—	(13,801)	(13,801)
1.50	3 Month USD LIBOR	Received	Quarterly	6/17/2050		81,200	(14,294)	43,767	29,473
1.75	Secured Overnight Financing Rate	Paid	Annual	6/15/2029		3,570	(403)	8	(395)
1.75	Secured Overnight Financing Rate	Paid	Annual	6/15/2032		9,860	(434)	(1,042)	(1,476)
1.75	6 Month EURIBOR	Received	Semi-Annual	3/15/2033	EUR	102,600	10,466	3,190	13,656
1.77	3 Month USD LIBOR	Received	Quarterly	7/24/2053		$18,750	—	5,697	5,697
1.79	3 Month USD LIBOR	Received	Quarterly	7/24/2053		13,870	—	4,182	4,182
1.81	3 Month USD LIBOR	Received	Quarterly	7/24/2053		9,375	—	2,788	2,788
1.87	3 Month USD LIBOR	Received	Quarterly	9/28/2053		23,320	—	6,538	6,538
2.00	Secured Overnight Financing Rate	Paid	Annual	12/21/2029		168,700	(15,819)	(1,074)	(16,893)
2.00	6 Month EURIBOR	Paid	Semi-Annual	9/21/2032	EUR	68,370	994	(8,142)	(7,148)
2.00	Secured Overnight Financing Rate	Paid	Annual	12/21/2032		$378,900	(46,615)	(2,784)	(49,399)
2.00	Sterling Overnight Index Average	Received	Annual	3/15/2033	GBP	16,600	2,581	245	2,826
2.00	Sterling Overnight Index Average	Received	Annual	3/15/2053		1,400	240	203	443
2.22	6 Month EURIBOR	Received	Semi-Annual	9/12/2024	EUR	3,102	1	48	49

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	39

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Interest Rate Swaps (Continued)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
2.25%	3 Month USD LIBOR	Received	Quarterly	3/12/2050		$3,200	$(9)	$729	$720
2.44	6 Month EURIBOR (1)	Paid	Semi-Annual	7/14/2032	EUR	3,088	0	(94)	(94)
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400	489	(3,993)	(3,504)
3.00	3 Month USD LIBOR	Paid	Quarterly	6/19/2029		$6,100	353	(679)	(326)
3.24	Sterling Overnight Index Average	Received	Annual	10/20/2072	GBP	3,115	41	(89)	(48)
4.47	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023	MXN	65,200	—	(49)	(49)
4.50	Mexico Interbank TIIE 28 Day	Paid	Lunar	3/3/2023		291,500	(8)	(210)	(218)
4.52	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		130,500	—	(97)	(97)
4.55	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		429,900	3,182	(3,501)	(319)
4.57	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		65,200	—	(48)	(48)
4.85	3 Month ZAR SAJIBOR	Paid	Quarterly	1/11/2026	ZAR	68,700	(38)	(308)	(346)
5.16	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/6/2025	MXN	1,700	—	(8)	(8)
5.54	Mexico Interbank TIIE 28 Day (1)	Paid	Lunar	5/4/2027		3,400	0	(21)	(21)
5.67	6 Month PLN WIBOR (1)	Received	Semi-Annual	3/15/2028	PLN	2,278	0	9	9
5.92	6 Month PLN WIBOR (1)	Received	Semi-Annual	3/15/2028		7,249	0	12	12
5.99	6 Month PLN WIBOR (1)	Received	Semi-Annual	3/15/2028		2,144	0	2	2
6.15	3 Month PLN WIBOR (1)	Received	Quarterly	4/11/2024		10,538	0	22	22
6.87	6 Month PLN WIBOR (1)	Received	Semi-Annual	9/29/2027		1,854	0	(11)	(11)
6.99	6 Month PLN WIBOR (1)	Received	Semi-Annual	9/30/2027		2,667	0	(19)	(19)
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027	MXN	25,800	(14)	(69)	(83)
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900	3	2	5
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300	(1)	(118)	(119)
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300	4	4	8
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/14/2032		5,900	24	(1)	23
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/15/2032		24,500	98	(2)	96
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	1/23/2023		222,400	59	(30)	29
7.71	3 Month ZAR SAJIBOR (1)	Received	Quarterly	11/23/2025	ZAR	26,800	0	5	5
7.75	Mexico Interbank TIIE 28 Day (1)	Paid	Lunar	1/5/2023	MXN	1,400	—	0	0
7.81	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800	—	(1)	(1)
7.82	Mexico Interbank TIIE 28 Day (1)	Paid	Lunar	2/6/2023		2,800	0	0	0
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800	—	2	2
7.98	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	12/10/2027		3,300	0	6	6
7.99	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	12/21/2027		100	—	0	0
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200	(7)	41	34
8.03	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	1/31/2028		1,600	0	3	3
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		2,400	1	3	4
8.41	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2027		14,300	—	13	13
8.66	Mexico Interbank TIIE 28 Day	Received	Lunar	4/4/2024		49,700	—	62	62
8.68	Mexico Interbank TIIE 28 Day	Received	Lunar	4/3/2024		119,300	—	149	149
8.70	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2032		14,300	—	2	2
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	4/6/2027		12,100	—	3	3
8.73	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	3/30/2032		6,000	—	0	0
8.75	Mexico Interbank TIIE 28 Day	Received	Lunar	4/5/2024		29,000	—	35	35
9.25	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	9/17/2032		36,558	0	(62)	(62)
10.17	Mexico Interbank TIIE 28 Day (1)	Paid	Lunar	9/14/2023		77,389	0	(24)	(24)
10.30	Mexico Interbank TIIE 28 Day (1)	Paid	Lunar	9/18/2023		61,665	0	(17)	(17)

							$(62,159)	$12,092	$(50,067)

Lunar	– payment frequency equal periods of 28 days (a lunar month).

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

40	Semiannual Report • December 31, 2022

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	11.65%	Brazil Cetip DI Interbank Deposit	Paid	1/2/2025	BRL 3,780	$—	$(19)	$(19)
Citibank	11.69	Brazil Cetip DI Interbank Deposit	Paid	1/2/2025	5,296	—	(25)	(25)
Citibank	13.97	Brazil Cetip DI Interbank Deposit	Paid	1/2/2024	7,552	—	7	7
Citibank	13.98	Brazil Cetip DI Interbank Deposit	Paid	1/2/2024	6,859	—	7	7
Goldman Sachs	14.49	Brazil Cetip DI Interbank Deposit	Paid	1/2/2024	7,540	—	14	14

						$—	$(16)	$(16)

Centrally Cleared Inflation Linked Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
4.00%	10-Year GBP Inflation Linked	Paid	9/15/2031	GBP	7,300	$(6)	$(1,048)	$(1,054)
4.06	10-Year GBP Inflation Linked	Paid	9/15/2031		6,800	28	(963)	(935)
4.07	10-Year GBP Inflation Linked	Paid	9/15/2031		13,100	(162)	(1,622)	(1,784)

						$(140)	$(3,633)	$(3,773)

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

SAJIBOR	South African Johannesburg Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate

TONA	Tokyo Overnight Average Rate

WIBOR	Warsaw Interbank Offered Rate

Sale-Buyback Transactions

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
BNP Paribas	12/30/2022	1/3/2023	(0.02)%	$69,395
Goldman Sachs	12/23/2022	1/5/2023	4.48	149,539
Morgan Stanley	12/19/2022	1/10/2023	4.47	209,006

				$427,940

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	41

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 97.10%
Education – 7.42%
Connecticut State Health & Educational Facilities Authority, 1.10%, Jul. 2033 (1)	$22,000	$20,805
New Jersey Economic Development Authority, 5.25%, Sep. 2026 (2)	30,000	32,017
Tennessee State School Bond Authority, 5.00%, Nov. 2040	25,000	26,480
University of Washington, 4.00%, May 2048 (1)	20,000	20,750
Illinois Finance Authority, 4.00%-5.00%, Aug. 2025-Aug. 2049 (2)(3)	25,880	25,710
Other Securities (1)(2)	773,355	779,208

Total Education		904,970

General Obligation – 18.68%
City of New York NY, 5.25%, Sep. 2040	19,695	22,059
Commonwealth of Pennsylvania, 4.00%, Apr. 2033	20,000	20,040
Commonwealth of Puerto Rico, 5.38%, Jul. 2025	21,798	21,962
Las Vegas Valley Water District, 5.00%, Jun. 2039	43,915	47,633
Northside Independent School District, 0.70%, Jun. 2050 (1)	24,595	23,179
State of California, 5.00%, Oct. 2041	19,860	21,912
State of California, 5.00%, Sep. 2042	26,500	29,569
State of Illinois, 5.00%, Nov. 2025	19,745	20,240
State of Illinois, 5.00%, Nov. 2028	20,940	21,508
State of Illinois, 5.00%, Mar. 2035	26,675	27,007
State of Washington, 5.00%, Aug. 2039	28,350	30,413
Illinois Finance Authority, 3.00%-5.00%, Jul. 2028-Jul. 2035 (3)	3,000	2,835
State of California, 4.00%-5.50%, Aug. 2023-Dec. 2052	121,845	133,528
State of Illinois, 4.00%-5.50%, Jan. 2023-Mar. 2042	132,275	134,224
Other Securities (1)(2)	1,656,502	1,721,317

Total General Obligation		2,277,426

General Revenue – 28.27%
Black Belt Energy Gas District, 4.00%, Oct. 2052 (1)	23,445	23,163
Black Belt Energy Gas District, 4.01% (SIFMA Municipal Swap Index Yield + 0.35%), Oct. 2052 (4)	24,660	23,428
Buckeye Tobacco Settlement Financing Authority, 5.00%, Jun. 2055	56,110	48,703
Central Plains Energy Project, 4.00%, Dec. 2049 (1)	32,420	32,336
Chandler Industrial Development Authority, 5.00%, Jun. 2049 (1)	18,960	19,261
City of Whiting IN, 5.00%, Dec. 2044 (1)	21,625	22,134
Indiana Finance Authority, 3.40%, May 2034 (1)	25,000	24,976
Industrial Development Board of the City of Mobile Alabama, 3.75%, Jun. 2034 (1)	46,750	46,750
Kentucky Public Energy Authority, 4.00%, Feb. 2050 (1)	30,855	30,243
Louisiana Local Government Environmental Facilities & Community Development Auth, 5.00%, Aug. 2037	20,000	20,823
Main Street Natural Gas, Inc., 4.00%, Aug. 2049 (1)	37,670	37,672
Main Street Natural Gas, Inc., 4.00%, May 2052 (1)	23,800	23,244
New York City Transitional Finance Authority Future Tax Secured Revenue, 3.65%, Aug. 2039 (1)	34,000	34,000
New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, May 2038	26,755	26,126
New York State Urban Development Corp., 4.00%, Mar. 2039	19,995	19,595
Parish of St James LA, 4.10%, Nov. 2040 (1)	30,000	30,000
Parish of St James LA, 4.12%, Nov. 2040 (1)	61,725	61,725
Patriots Energy Group Financing Agency, 4.00%, Oct. 2048 (1)	34,495	34,465
Port of Port Arthur Navigation District, 4.20%, Apr. 2040 (1)	58,475	58,475
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.33%, Jul. 2040	39,929	35,971
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, Jul. 2058	27,485	24,954
Texas Municipal Gas Acquisition & Supply Corp. II, 3.84% (LIBOR + 0.69%), Sep. 2027 (4)	31,555	30,933
Virginia College Building Authority, 5.00%, Feb. 2039	18,215	20,464
Black Belt Energy Gas District, 4.00%-5.50%, Jun. 2027-Nov. 2053 (1)	75,280	76,643
Illinois Finance Authority, 4.00%-5.25%, May 2023-May 2047 (3)	1,350	1,305
Main Street Natural Gas, Inc., 3.59%-5.00%, Mar. 2023-Dec. 2052 (1)(4)	73,175	73,136
New Jersey Transportation Trust Fund Authority, 0.00%-5.50%, Jun. 2023-Jun. 2050 (3)	153,615	151,531
New York City Transitional Finance Authority Future Tax Secured Revenue, 3.00%-5.25%, Nov. 2023-Feb. 2047	101,005	104,627
Tender Option Bond Trust Receipts/Certificates, 3.86%, Dec. 2061 (1)(2)(3)	6,900	6,900

The accompanying notes are an integral part of these financial statements.

42	Semiannual Report • December 31, 2022

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
General Revenue – 28.27% – (continued)
Other Securities (1)(2)(4)(5)(8)	$2,410,926	$2,302,878

Total General Revenue		3,446,461

Healthcare – 11.29%
Kansas Development Finance Authority, 5.00%, Nov. 2054 (1)	18,710	20,385
Michigan Finance Authority, 4.00%, Dec. 2036	28,845	28,864
Ohio Higher Educational Facility Commission, 3.37%, Jan. 2043 (1)	24,345	24,345
Illinois Finance Authority, 3.63%-5.25%, Nov. 2023-May 2056 (1)(3)	128,130	130,931
Tender Option Bond Trust Receipts/Certificates, 3.80%-3.83%, Feb. 2026-May 2030 (1)(2)(3)	11,340	11,340
Other Securities (1)(2)(4)(5)	1,173,455	1,161,172

Total Healthcare		1,377,037

Housing – 6.55%
New York City Housing Development Corp., 0.70%, Nov. 2060 (1)	27,525	25,582
New York City Housing Development Corp., 0.90%, Nov. 2060 (1)	24,505	22,395
Tender Option Bond Trust Receipts/Certificates, 3.36%-3.96%, Nov. 2060-Apr. 2065 (1)(2)(3)	75,625	75,625
Other Securities (1)(2)(4)(8)	701,566	675,208

Total Housing		798,810

Transportation – 15.47%
Illinois State Toll Highway Authority, 5.00%, Jan. 2038	20,000	20,218
State of Michigan Trunk Line Revenue, 4.00%, Nov. 2046	24,000	22,554
New Jersey Transportation Trust Fund Authority, 0.00%, Dec. 2028 (3)	980	781
Tender Option Bond Trust Receipts/Certificates, 3.84%, May 2028-Jan. 2053 (1)(2)(3)	14,850	14,850
Other Securities (1)(2)(4)(8)	1,810,946	1,827,318

Total Transportation		1,885,721

Utilities – 9.42%
City of San Antonio TX Electric & Gas Systems Revenue, 1.13%, Dec. 2045 (1)	22,440	19,712
County of King WA Sewer Revenue, 5.00%, Jan. 2047	20,000	20,300
Development Authority of Monroe County, 3.90%, Nov. 2048 (1)	38,000	38,000
Illinois Finance Authority, 5.25%, Jul. 2035 (3)	20,085	22,515
Illinois Municipal Electric Agency, 4.00%, Feb. 2035	24,645	24,710
Illinois Finance Authority, 5.00%, Jan. 2029-Jul. 2035 (3)	15,230	16,802
Tender Option Bond Trust Receipts/Certificates, 3.86%, May 2053 (1)(2)(3)	18,700	18,700
Other Securities (1)(2)(4)(5)	969,030	987,727

Total Utilities		1,148,466

Total Municipal Bonds (Cost: $12,456,649)		11,838,891

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 2.04%
Money Market Funds – 2.04%
Fidelity Institutional Money Market Government Fund-Class I, 4.10% (6)	248,289	248,289

Total Money Market Funds		248,289

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	43

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.00% (7)
Royal Bank of Canada, Toronto, 3.84% due 01/03/2023	$23	$23

Total Time Deposits		23

Total Short-Term Investments (Cost: $248,312)		248,312

TOTAL INVESTMENTS IN SECURITIES – 99.14% (Cost: $12,704,961)		12,087,203
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.86%		105,376

TOTAL NET ASSETS – 100.00%		$12,192,579

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security or includes adjustable rate securities. The rate reported is the rate in effect as of December 31, 2022.

(2)

Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $645,130, which represents 5.29% of total net assets.

(3)	Issuer includes securities in multiple categories. The market value of the issuer as a whole is greater than 1% of the Fund’s total net assets.

(4)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2022.

(5)	Security in default or includes securities in default as of December 31, 2022. The value of these securities totals $16,771, which represents 0.14% of total net assets.

(6)	Represents annualized seven-day yield as of the close of the reporting period.

(7)	Amount calculated is less than 0.005%.

(8)	Includes security that is restricted at December 31, 2022. The value of the restricted securities totals $23,294, which represents 0.19% of total net assets.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(685)	U.S. 5 Year Note Future	Mar. 2023	$(74,142)	$(73,932)	$210
(1,061)	U.S. 10 Year Note Future	Mar. 2023	(119,861)	(119,147)	714
(292)	U.S. Long Bond Future	Mar. 2023	(37,365)	(36,600)	765
(900)	U.S. Ultra 10 Year Note Future	Mar. 2023	(106,934)	(106,453)	481

					$2,170

The accompanying notes are an integral part of these financial statements.

44	Semiannual Report • December 31, 2022

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

State/U.S. Territory	Percentage of Net Assets
Alabama	2.93%
Alaska	0.13
Arizona	1.64
Arkansas	0.11
California	7.09
Colorado	2.39
Connecticut	2.73
Delaware	0.37
District of Columbia	1.50
Florida	5.79
Georgia	3.06
Guam	0.20
Hawaii	0.66
Idaho	0.18
Illinois	8.08
Indiana	1.68
Iowa	0.32
Kansas	0.24
Kentucky	1.53
Louisiana	2.05
Maine	0.09
Maryland	2.17
Massachusetts	1.71
Michigan	3.19
Minnesota	0.49
Mississippi	0.18
Missouri	0.75
Montana	0.09
Nebraska	0.61
Nevada	1.33
New Hampshire	0.33

State/U.S. Territory (Continued)	Percentage of Net Assets
New Jersey	3.89%
New Mexico	0.30
New York	10.41
North Carolina	1.01
North Dakota	0.12
Ohio	2.40
Oklahoma	0.48
Oregon	0.57
Other Territory	0.06
Pennsylvania	3.79
Puerto Rico	2.67
Rhode Island	0.35
South Carolina	0.88
South Dakota	0.15
Tennessee	1.07
Texas	8.37
Utah	0.48
Vermont	0.06
Virgin Islands	0.26
Virginia	1.70
Washington	2.78
West Virginia	0.19
Wisconsin	1.41
Wyoming	0.08

Total States	97.10

SHORT-TERM INVESTMENTS	2.04

TOTAL INVESTMENTS IN SECURITIES	99.14
OTHER ASSETS IN EXCESS OF LIABILITIES	0.86

TOTAL NET ASSETS	100%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	45

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.52%
Communication Services – 8.14%
Alphabet, Inc. – Class A (1)	5,100	$449,965
Alphabet, Inc. – Class C (1)	4,128	366,257
Netflix, Inc. (1)	977	288,177
Other Securities (1)	6,538	404,926

Total Communication Services		1,509,325

Consumer Discretionary – 13.77%
Amazon.com, Inc. (1)	9,319	782,794
Dollar General Corp.	936	230,579
Home Depot, Inc.	525	165,721
McDonald’s Corp.	612	161,393
NIKE, Inc. – Class B	1,103	129,076
Starbucks Corp.	1,723	170,969
Tesla, Inc. (1)	1,137	140,076
Yum! Brands, Inc.	1,883	241,218
Other Securities (1)	2,478	531,916

Total Consumer Discretionary		2,553,742

Consumer Staples – 4.46%
Coca-Cola Co.	2,688	170,970
Estee Lauder Companies, Inc. – Class A	614	152,262
Procter & Gamble Co.	1,124	170,405
Other Securities (1)	3,065	333,335

Total Consumer Staples		826,972

Energy – 1.93%
ConocoPhillips	1,308	154,286
Other Securities (1)	2,248	204,457

Total Energy		358,743

Financials – 10.49%
American Express Co.	2,340	345,779
Aon Plc-Class A	596	178,968
Bank of America Corp.	6,936	229,736
Intercontinental Exchange, Inc.	1,893	194,238
Marsh & McLennan Companies, Inc.	868	143,650
MSCI, Inc. – Class A	551	256,237
PNC Financial Services Group, Inc.	767	121,119
S&P Global, Inc.	677	226,846
Other Securities (1)	3,951	249,052

Total Financials		1,945,625

Healthcare – 18.26%
Danaher Corp.	1,865	495,122
Eli Lilly & Co.	401	146,824
Intuitive Surgical, Inc. (1)	1,042	276,608
IQVIA Holdings, Inc. (1)	1,312	268,776
Johnson & Johnson	1,612	284,711
Regeneron Pharmaceuticals, Inc. (1)	266	192,027
Thermo Fisher Scientific, Inc.	765	421,405
UnitedHealth Group, Inc.	1,062	563,165
Zoetis, Inc. – Class A	866	126,978
Other Securities (1)	5,952	611,931

Total Healthcare		3,387,547

	Shares (000s)	Value (000s)
Industrials – 4.19%
Honeywell International, Inc.	989	$211,978
Other Securities (1)	5,372	565,807

Total Industrials		777,785

Information Technology – 29.08%
Adobe, Inc. (1)	991	333,587
Analog Devices, Inc.	910	149,266
Apple, Inc.	3,621	470,442
Autodesk, Inc. (1)	1,136	212,354
FleetCor Technologies, Inc. (1)	896	164,488
Intuit, Inc.	732	284,802
Mastercard, Inc. – Class A	385	134,046
Microsoft Corp.	5,372	1,288,293
NVIDIA Corp.	992	145,001
Salesforce, Inc. (1)	3,025	401,037
Visa, Inc. – Class A	3,386	703,556
Workday, Inc. – Class A (1)	1,567	262,269
Other Securities (1)(2)	8,750	846,386

Total Information Technology		5,395,527

Materials – 3.86%
Ball Corp.	3,658	187,045
Ecolab, Inc.	1,605	233,568
Sherwin-Williams Co.	862	204,492
Other Securities (1)	614	90,172

Total Materials		715,277

Real Estate – 2.33%
Equinix, Inc.	317	207,963
Prologis, Inc.	1,308	147,501
Other Securities (1)	435	76,582

Total Real Estate		432,046

Utilities – 0.01%
Various Securities	38	994

Total Utilities		994

Total Common Stocks (Cost: $15,242,860)		17,903,583

PREFERRED STOCKS – 0.13%
Consumer Discretionary – 0.13%
Dr Ing hc F Porsche AG (1)	234	23,601

Total Consumer Discretionary		23,601

Total Preferred Stocks (Cost: $19,967)		23,601

SHORT-TERM INVESTMENTS – 3.25%
Money Market Funds – 3.25%
Goldman Sachs Financial Square Government Fund – Class I, 4.14% (3)	601,742	601,742

Total Money Market Funds		601,742

The accompanying notes are an integral part of these financial statements.

46	Semiannual Report • December 31, 2022

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.00% (4)
ANZ, London, 3.84% due 01/03/2023	$73	$73
Sumitomo, Tokyo, 3.84% due 01/03/2023	753	753

Total Time Deposits		826

Total Short-Term Investments (Cost: $602,568)		602,568

TOTAL INVESTMENTS IN SECURITIES – 99.90% (Cost: $15,865,395)		18,529,752
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.10%		18,757

TOTAL NET ASSETS – 100.00%		$18,548,509

Percentages are stated as a percent of net assets.

(1)	Non-income producing security or includes securities that are non-income producing.

(2)

Includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $43,463, which represents 0.23% of total net assets.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Amount calculated is less than 0.005%.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
23	NASDAQ 100 E-mini Future	Mar. 2023	$5,381	$5,070	$(311)
19	S&P 500 E-mini Future	Mar. 2023	3,763	3,668	(95)

					$(406)

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	47

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.40%
Communication Services – 6.49%
Alphabet, Inc. – Class C (1)	1,339	$118,850
Comcast Corp. – Class A	5,273	184,404
Electronic Arts, Inc.	989	120,792
Meta Platforms, Inc. – Class A (1)	1,057	127,148
Walt Disney Co.(1)	1,066	92,648
Other Securities (1)	11,844	350,981

Total Communication Services		994,823

Consumer Discretionary – 9.40%
Booking Holdings, Inc. (1)	50	101,365
Compass Group Plc	4,301	99,321
Las Vegas Sands Corp. (1)	2,142	102,970
McDonald’s Corp.	414	108,985
NIKE, Inc. – Class B	968	113,300
TJX Companies, Inc.	2,037	162,144
Other Securities (1)	11,786	752,998

Total Consumer Discretionary		1,441,083

Consumer Staples – 7.72%
Colgate-Palmolive Co.	1,400	110,307
PepsiCo, Inc.	565	102,003
Philip Morris International, Inc.	2,161	218,687
Procter & Gamble Co.	716	108,548
Other Securities (1)	9,443	644,547

Total Consumer Staples		1,184,092

Energy – 6.04%
EOG Resources, Inc.	1,105	143,145
Exxon Mobil Corp.	937	103,296
Hess Corp.	805	114,230
Schlumberger Ltd.	2,057	109,953
Other Securities (1)	6,991	454,703

Total Energy		925,327

Financials – 16.14%
American Express Co.	696	102,764
American International Group, Inc.	2,314	146,314
Arch Capital Group Ltd. (1)	1,565	98,277
Bank of America Corp.	2,875	95,208
Berkshire Hathaway, Inc. – Class B (1)	463	143,172
Chubb Ltd.	931	205,277
Goldman Sachs Group, Inc.	348	119,387
Marsh & McLennan Companies, Inc.	575	95,228
Morgan Stanley	1,393	118,465
Wells Fargo & Co.	3,477	143,554
Other Securities (1)	23,280	1,204,924

Total Financials		2,472,570

Healthcare – 15.72%
Cigna Corp.	307	101,887
CVS Health Corp.	1,154	107,551
Elevance Health, Inc.	285	146,438
Johnson & Johnson	951	167,982
Medtronic Plc	2,762	214,683
Merck & Co., Inc.	2,681	297,413
Pfizer, Inc.	2,525	129,390
Stryker Corp.	457	111,710

	Shares (000s)	Value (000s)
UnitedHealth Group, Inc.	414	$219,502
Other Securities (1)	13,044	914,087

Total Healthcare		2,410,643

Industrials – 14.72%
Deere & Co.	271	116,167
FedEx Corp.	533	92,379
General Dynamics Corp.	373	92,463
Honeywell International, Inc.	586	125,536
Northrop Grumman Corp.	357	194,882
Raytheon Technologies Corp.	2,301	232,207
United Parcel Service, Inc. – Class B	691	120,184
Other Securities (1)	20,278	1,283,546

Total Industrials		2,257,364

Information Technology – 9.69%
Microsoft Corp.	511	122,648
QUALCOMM, Inc.	1,023	112,479
Texas Instruments, Inc.	650	107,353
Visa, Inc. – Class A	855	177,660
Other Securities (1)	12,112	965,635

Total Information Technology		1,485,775

Materials – 4.38%
Linde Plc	305	99,614
Other Securities (1)(2)	10,683	572,090

Total Materials		671,704

Real Estate – 2.83%
Various Securities (1)	10,532	433,548

Total Real Estate		433,548

Utilities – 3.27%
Various Securities (1)	8,844	502,119

Total Utilities		502,119

Total Common Stocks (Cost: $10,878,043)		14,779,048

CONVERTIBLE PREFERRED STOCKS – 0.24%
Healthcare – 0.07%
Becton Dickinson & Co., 6.00%	225	11,277

Total Healthcare		11,277

Utilities – 0.17%
Various Securities	415	25,638

Total Utilities		25,638

Total Convertible Preferred Stocks (Cost: $35,574)		36,915

The accompanying notes are an integral part of these financial statements.

48	Semiannual Report • December 31, 2022

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)		Value (000s)
PREFERRED STOCKS – 0.29%
Consumer Discretionary – 0.29%
Various Securities (1)		396	$45,004

Total Consumer Discretionary			45,004

Total Preferred Stocks (Cost: $50,729)			45,004

SHORT-TERM INVESTMENTS – 2.83%
Money Market Funds – 2.82%
Goldman Sachs Financial Square Government Fund – Class I, 4.14% (3)		432,281	432,281

Total Money Market Funds			432,281

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.01%
ANZ, London, 2.55% due 01/03/2023	GBP	19	22
Citibank, London, 1.10% due 01/02/2023	EUR	941	1,008

	Principal Amount (000s)		Value (000s)
Royal Bank of Canada, Toronto, 3.84% due 01/03/2023		$496	$496
Skandinaviska Enskilda Banken AB, Stockholm, -12.63% due 01/02/2023 (4)	SEK	0	0

Total Time Deposits			1,526

Total Short-Term Investments (Cost: $433,807)			433,807

TOTAL INVESTMENTS IN SECURITIES – 99.76% (Cost: $11,398,153)			15,294,774
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.24%			37,473

TOTAL NET ASSETS – 100.00%			$15,332,247

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

EUR	Euro

GBP	British Pound

SEK	Swedish Krona

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $9, which represents 0.00% of total net assets.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	A zero balance may reflect actual amounts rounding to less than one thousand.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
25	S&P 500 E-mini Future	Mar. 2023	$4,956	$4,826	$(130)

					$(130)

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	49

Bridge Builder Tax Managed Large Cap Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.58%
Communication Services – 7.38%
Alphabet, Inc. – Class A (1)	550	$48,549
Alphabet, Inc. – Class C (1)	164	14,516
Comcast Corp. – Class A	440	15,396
T-Mobile U.S., Inc. (1)	141	19,778
Other Securities (1)	634	48,337

Total Communication Services		146,576

Consumer Discretionary – 10.89%
Amazon.com, Inc. (1)	595	50,018
Dollar General Corp.	76	18,726
Home Depot, Inc.	47	14,876
Las Vegas Sands Corp. (1)	251	12,072
Ross Stores, Inc.	103	11,920
TJX Companies, Inc.	209	16,621
Other Securities (1)	1,852	92,284

Total Consumer Discretionary		216,517

Consumer Staples – 3.90%
Procter & Gamble Co.	81	12,320
Walmart, Inc.	110	15,591
Other Securities (1)	557	49,534

Total Consumer Staples		77,445

Energy – 5.22%
Chevron Corp.	100	18,008
Exxon Mobil Corp.	133	14,650
Hess Corp.	113	15,988
Pioneer Natural Resources Co.	103	23,528
Other Securities	722	31,613

Total Energy		103,787

Financials – 10.59%
Bank of America Corp.	403	13,340
Berkshire Hathaway, Inc. – Class B (1)	120	37,178
JPMorgan Chase & Co.	149	19,981
Travelers Companies, Inc.	81	15,219
Other Securities (1)	1,526	124,740

Total Financials		210,458

Healthcare – 16.90%
Becton Dickinson & Co.	59	14,886
Cigna Corp.	60	19,728
Elevance Health, Inc.	28	14,192
Eli Lilly & Co.	53	19,226
Humana, Inc.	33	17,144
Intuitive Surgical, Inc. (1)	45	11,901
Johnson & Johnson	113	19,941
Merck & Co., Inc.	313	34,709
Pfizer, Inc.	243	12,449
Stryker Corp.	74	17,982
Thermo Fisher Scientific, Inc.	29	15,727
UnitedHealth Group, Inc.	119	63,122
Other Securities (1)	1,193	74,899

Total Healthcare		335,906

	Shares (000s)	Value (000s)
Industrials – 9.48%
Deere & Co.	31	$13,093
Honeywell International, Inc.	84	18,106
Raytheon Technologies Corp.	271	27,361
Waste Management, Inc.	76	11,942
Other Securities (1)	2,017	118,001

Total Industrials		188,503

Information Technology – 23.64%
Apple, Inc.	625	81,174
ASML Holding NV – Class REG	29	15,730
Automatic Data Processing, Inc.	56	13,475
Broadcom, Inc.	21	11,579
Fiserv, Inc. (1)	159	16,082
Intuit, Inc.	46	18,098
Mastercard, Inc. – Class A	45	15,474
Microsoft Corp.	484	116,020
NVIDIA Corp.	101	14,701
Oracle Corp.	208	17,027
Visa, Inc. – Class A	156	32,478
Other Securities (1)	1,099	117,958

Total Information Technology		469,796

Materials – 5.05%
Air Products & Chemicals, Inc.	76	23,554
Other Securities (1)	1,600	76,726

Total Materials		100,280

Real Estate – 2.14%
VICI Properties, Inc.	425	13,759
Other Securities (1)	521	28,686

Total Real Estate		42,445

Utilities – 2.40%
Pinnacle West Capital Corp.	147	11,207
Other Securities (1)	718	36,499

Total Utilities		47,706

Total Common Stocks (Cost: $1,917,987)		1,939,419

SHORT-TERM INVESTMENTS – 2.47%
Money Market Funds – 2.47%
Goldman Sachs Financial Square Government Fund – Class I, 4.14% (2)	49,098	49,098

Total Money Market Funds		49,098

Total Short-Term Investments (Cost: $49,098)		49,098

TOTAL INVESTMENTS IN SECURITIES – 100.05% (Cost: $1,967,085)		1,988,517
LIABILITIES IN EXCESS OF OTHER ASSETS – (0.05)%		(1,038)

TOTAL NET ASSETS – 100.00%		$1,987,479

The accompanying notes are an integral part of these financial statements.

50	Semiannual Report • December 31, 2022

Bridge Builder Tax Managed Large Cap Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Percentages are stated as a percent of net assets.

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	51

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.00%
Communication Services – 2.61%
Various Securities (1)	3,807	$149,538

Total Communication Services		149,538

Consumer Discretionary – 10.93%
Advance Auto Parts, Inc.	203	29,918
Chipotle Mexican Grill, Inc. – Class A (1)	29	39,905
Tractor Supply Co.	173	38,915
Ulta Beauty, Inc. (1)	100	46,920
Wingstop, Inc.	230	31,610
Other Securities (1)	8,681	439,480

Total Consumer Discretionary		626,748

Consumer Staples – 4.51%
Lamb Weston Holdings, Inc.	338	30,191
Other Securities (1)	3,553	228,614

Total Consumer Staples		258,805

Energy – 2.72%
Various Securities (1)	6,485	155,812

Total Energy		155,812

Financials – 9.86%
Everest Re Group Ltd.	170	56,199
Kinsale Capital Group, Inc.	122	31,975
MSCI, Inc. – Class A	70	32,577
Nasdaq, Inc.	617	37,858
Ryan Specialty Holdings, Inc. – Class A (1)	762	31,638
SVB Financial Group (1)	144	33,047
Tradeweb Markets, Inc. – Class A	912	59,220
Other Securities (1)	4,004	282,661

Total Financials		565,175

Healthcare – 21.93%
Agilent Technologies, Inc.	250	37,467
Argenx SE – ADR (1)	136	51,450
Ascendis Pharma – ADR (1)	460	56,191
Catalent, Inc. (1)	887	39,924
Cooper Companies, Inc.	97	32,220
DexCom, Inc. (1)	543	61,479
Edwards Lifesciences Corp. (1)	382	28,501
Halozyme Therapeutics, Inc. (1)	892	50,776
Repligen Corp. (1)	254	42,922
Veeva Systems, Inc. – Class A (1)	483	78,012
Waters Corp. (1)	103	35,380
West Pharmaceutical Services, Inc.	183	42,995
Other Securities (1)(2)	13,296	699,939

Total Healthcare		1,257,256

Industrials – 17.46%
AMETEK, Inc.	324	45,270
Axon Enterprise, Inc. (1)	190	31,457
CoStar Group, Inc. (1)	554	42,840
Fortive Corp.	989	63,519
IDEX Corp.	124	28,415
Ingersoll Rand, Inc.	709	37,040
Nordson Corp.	130	31,003
Quanta Services, Inc.	227	32,397
Rockwell Automation, Inc.	163	41,903

	Shares (000s)	Value (000s)
Toro Co.	338	$38,266
Verisk Analytics, Inc. – Class A	192	33,887
Other Securities (1)	10,200	575,080

Total Industrials		1,001,077

Information Technology – 24.16%
Arista Networks, Inc. (1)	244	29,577
Atlassian Corp. – Class A (1)	239	30,796
Bill.com Holdings, Inc. (1)	252	27,443
Calix, Inc. (1)	431	29,494
Global Payments, Inc.	434	43,086
HubSpot, Inc. (1)	168	48,499
Lattice Semiconductor Corp. (1)	959	62,248
ON Semiconductor Corp. (1)	838	52,277
Palo Alto Networks, Inc. (1)	224	31,293
Pure Storage, Inc. – Class A (1)	1,030	27,561
Synopsys, Inc. (1)	160	51,212
Tyler Technologies, Inc. (1)	84	27,229
Workday, Inc. – Class A (1)	220	36,812
Zscaler, Inc. (1)	459	51,341
Other Securities (1)	17,515	835,483

Total Information Technology		1,384,351

Materials – 2.01%
Various Securities (1)	2,485	115,312

Total Materials		115,312

Real Estate – 0.74%
Various Securities (1)	1,194	42,693

Total Real Estate		42,693

Utilities – 0.07%
Various Securities (1)	115	3,771

Total Utilities		3,771

Total Common Stocks (Cost: $5,076,931)		5,560,538

SHORT-TERM INVESTMENTS – 2.93%
Money Market Funds – 2.88%
Goldman Sachs Financial Square Government Fund – Class I, 4.14% (3)	165,426	165,426

Total Money Market Funds		165,426

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.05%
BBVA, Madrid, 3.84% due 01/03/2023	$1,187	1,187
Royal Bank of Canada, Toronto, 3.84% due 01/03/2023	184	184
Sumitomo Trust Bank, London, 3.84% due 01/03/2023	740	740

The accompanying notes are an integral part of these financial statements.

52	Semiannual Report • December 31, 2022

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Sumitomo, Tokyo, 3.84% due 01/03/2023	$543	$543

Total Time Deposits		2,654

Total Short-Term Investments (Cost: $168,080)		168,080

TOTAL INVESTMENTS IN SECURITIES – 99.93% (Cost: $5,245,011)		5,728,618
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.07%		4,013

TOTAL NET ASSETS – 100.00%		$5,732,631

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $13, which represents 0.00% of total net assets.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
8	E-mini Russell 2000 Future	Mar. 2023	$720	$708	$(12)
6	S&P 500 E-mini Future	Mar. 2023	1,187	1,158	(29)
2	S&P MidCap 400 E-mini Future	Mar. 2023	500	488	(12)

					$(53)

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	53

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.65%
Communication Services – 1.53%
Nexstar Media Group, Inc. – Class A	247	$43,234
Other Securities (1)	2,423	48,338

Total Communication Services		91,572

Consumer Discretionary – 11.39%
Aramark	512	21,146
AutoZone, Inc. (1)	11	26,195
Harley-Davidson, Inc.	540	22,448
LKQ Corp.	437	23,347
NVR, Inc. (1)	5	23,846
Red Rock Resorts, Inc. – Class A	599	23,955
Other Securities (1)	14,503	539,087

Total Consumer Discretionary		680,024

Consumer Staples – 3.88%
Lancaster Colony Corp.	128	25,209
Other Securities (1)	4,937	206,349

Total Consumer Staples		231,558

Energy – 5.35%
Diamondback Energy, Inc.	197	26,930
Matador Resources Co.	357	20,456
Pioneer Natural Resources Co.	117	26,711
Other Securities (1)	10,461	245,047

Total Energy		319,144

Financials – 21.46%
Allstate Corp.	269	36,491
American International Group, Inc.	393	24,882
Ameriprise Financial, Inc.	140	43,543
Arthur J. Gallagher & Co.	125	23,537
Discover Financial Services	251	24,553
East West Bancorp, Inc.	442	29,144
Everest Re Group Ltd.	98	32,325
FactSet Research Systems, Inc.	73	29,430
Fifth Third Bancorp	780	25,606
First Republic Bank	349	42,504
Hartford Financial Services Group, Inc.	322	24,402
Huntington Bancshares, Inc.	2,040	28,763
Independent Bank Corp.	247	20,453
KeyCorp	1,505	26,216
Nasdaq, Inc.	440	27,000
Selective Insurance Group, Inc.	264	23,378
Other Securities (1)	25,479	818,616

Total Financials		1,280,843

Healthcare – 8.18%
AmerisourceBergen Corp. – Class A	299	49,613
ICON Plc (1)	124	24,181
IQVIA Holdings, Inc. (1)	132	27,000
Other Securities (1)(2)	10,435	387,416

Total Healthcare		488,210

Industrials – 18.91%
Alaska Air Group, Inc. (1)	479	20,565
Allegion Plc	229	24,128
AMETEK, Inc.	364	50,878

	Shares (000s)	Value (000s)
CACI International, Inc. – Class A (1)	111	$33,264
Crane Holdings Co.	223	22,358
Dover Corp.	171	23,159
Esab Corp.	474	22,262
nVent Electric Plc	929	35,757
Otis Worldwide Corp.	374	29,251
Parker-Hannifin Corp.	119	34,600
Republic Services, Inc. – Class A	219	28,300
WESCO International, Inc. (1)	188	23,493
WillScot Mobile Mini Holdings Corp. – Class A (1)	896	40,467
Other Securities (1)	15,821	740,563

Total Industrials		1,129,045

Information Technology – 8.58%
Check Point Software Technologies Ltd. (1)	230	29,078
MAXIMUS, Inc.	338	24,777
Motorola Solutions, Inc.	133	34,197
Other Securities (1)	12,840	424,240

Total Information Technology		512,292

Materials – 7.56%
Axalta Coating Systems Ltd. (1)	1,181	30,077
FMC Corp.	266	33,253
Other Securities (1)(2)	12,540	387,895

Total Materials		451,225

Real Estate – 5.57%
Various Securities (1)	14,769	332,801

Total Real Estate		332,801

Utilities – 5.24%
CenterPoint Energy, Inc.	844	25,304
Vistra Corp.	1,896	43,983
Other Securities (1)	4,155	243,822

Total Utilities		313,109

Total Common Stocks (Cost: $4,655,446)		5,829,823

RIGHTS – 0.00% (3)
Consumer Discretionary – 0.00% (3)
PLBY Group, Inc., expires 12/31/2049 (1)(4)	8	—

Total Consumer Discretionary		—

Total Rights (Cost: $—)		—

EXCHANGE TRADED FUNDS – 0.39%
iShares Russell Mid-Capital Value ETF	219	23,052

Total Exchange Traded Funds (Cost: $25,411)		23,052

The accompanying notes are an integral part of these financial statements.

54	Semiannual Report • December 31, 2022

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)		Value (000s)
SHORT-TERM INVESTMENTS – 2.02%
Money Market Funds – 1.98%
Goldman Sachs Financial Square Government Fund – Class I, 4.14% (5)		118,300	$118,300

Total Money Market Funds			118,300

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.04%
BBVA, Madrid, 3.84% due 01/03/2023		$1,015	1,015
Citibank, New York, 3.84% due 01/03/2023		272	272
National Australia Bank, London, 3.84% due 01/03/2023		513	513
Royal Bank of Canada, Toronto, 3.31% due 01/03/2023 (4)	CAD	0	0

	Principal Amount (000s)	Value (000s)
Sumitomo Trust Bank, London, 3.84% due 01/03/2023	$21	$21
Sumitomo, Tokyo, 3.84% due 01/03/2023	672	672

Total Time Deposits		2,493

Total Short-Term Investments (Cost: $120,793)		120,793

TOTAL INVESTMENTS IN SECURITIES – 100.06% (Cost: $4,801,650)		5,973,668
LIABILITIES IN EXCESS OF OTHER ASSETS – (0.06)%		(3,357)

TOTAL NET ASSETS – 100.00%		$5,970,311

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

CAD Canadian Dollar

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $21 or 0.00% of the Fund’s net assets.

(3)	Amount calculated is less than 0.005%.

(4)	A zero balance may reflect actual amounts rounding to less than one thousand.

(5)	Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
22	E-mini Russell 2000 Future	Mar. 2023	$1,953	$1,948	$(5)
6	S&P 500 E-mini Future	Mar. 2023	1,185	1,158	(27)
1	S&P MidCap 400 E-mini Future	Mar. 2023	251	244	(7)

					$(39)

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	55

Bridge Builder Tax Managed Small/Mid Cap Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 95.81%
Communication Services – 2.18%
Nexstar Media Group, Inc. – Class A	19	$3,331
Other Securities (1)	330	11,192

Total Communication Services		14,523

Consumer Discretionary – 12.12%
DR Horton, Inc.	44	3,887
Five Below, Inc. (1)	15	2,627
LKQ Corp.	82	4,367
Tractor Supply Co.	15	3,428
Other Securities (1)	1,507	66,507

Total Consumer Discretionary		80,816

Consumer Staples – 3.68%
Church & Dwight Co., Inc.	59	4,751
Keurig Dr Pepper, Inc.	88	3,142
Reynolds Consumer Products, Inc.	121	3,626
Other Securities (1)	424	13,030

Total Consumer Staples		24,549

Energy – 4.46%
EOG Resources, Inc.	29	3,695
Other Securities (1)	712	26,068

Total Energy		29,763

Financials – 14.48%
Allstate Corp.	23	3,176
Annaly Capital Management, Inc.	123	2,597
Arch Capital Group Ltd. (1)	70	4,366
Brown & Brown, Inc.	54	3,058
Glacier Bancorp, Inc.	56	2,763
RLI Corp.	21	2,799
Other Securities (1)	1,841	77,767

Total Financials		96,526

Healthcare – 12.61%
Acadia Healthcare Co., Inc. (1)	34	2,790
Alcon, Inc.	44	3,027
Bio-Techne Corp.	38	3,113
Charles River Laboratories International, Inc. (1)	12	2,702
Halozyme Therapeutics, Inc. (1)	49	2,801
ICON Plc (1)	13	2,453
Neurocrine Biosciences, Inc. (1)	24	2,888
Other Securities (1)(2)	1,408	64,281

Total Healthcare		84,055

Industrials – 20.08%
AECOM	31	2,597
AerCap Holdings NV (1)	74	4,309
Carlisle Companies, Inc.	14	3,283
Graco, Inc.	43	2,920
Jacobs Solutions, Inc.	40	4,762
Lincoln Electric Holdings, Inc.	20	2,939
MasTec, Inc. (1)	32	2,767
Nordson Corp.	20	4,650
Quanta Services, Inc.	21	3,050
RBC Bearings, Inc. (1)	22	4,635

	Shares (000s)	Value (000s)
Republic Services, Inc. – Class A	32	$4,172
Tetra Tech, Inc.	27	3,966
Toro Co.	55	6,240
Valmont Industries, Inc.	10	3,307
Other Securities (1)	1,791	80,245

Total Industrials		133,842

Information Technology – 15.74%
Amdocs Ltd.	47	4,293
Euronet Worldwide, Inc. (1)	27	2,507
Fair Isaac Corp. (1)	5	3,056
Lattice Semiconductor Corp. (1)	92	5,971
Manhattan Associates, Inc. (1)	25	3,063
Novanta, Inc. (1)	22	3,051
Synopsys, Inc. (1)	11	3,443
Other Securities (1)	1,665	79,508

Total Information Technology		104,892

Materials – 4.42%
Berry Global Group, Inc.	42	2,553
Freeport-McMoRan, Inc.	66	2,514
Vulcan Materials Co.	21	3,684
Other Securities (1)	431	20,722

Total Materials		29,473

Real Estate – 3.60%
CBRE Group, Inc. – Class A (1)	47	3,637
Other Securities (1)	880	20,340

Total Real Estate		23,977

Utilities – 2.44%
American Electric Power Co., Inc.	38	3,561
American Water Works Co., Inc.	16	2,416
FirstEnergy Corp.	78	3,280
Other Securities (1)	116	6,994

Total Utilities		16,251

Total Common Stocks (Cost: $629,531)		638,667

SHORT-TERM INVESTMENTS – 3.26%
Money Market Funds – 3.11%
Goldman Sachs Financial Square Government Fund – Class I, 4.14% (3)	20,703	20,703

Total Money Market Funds		20,703

The accompanying notes are an integral part of these financial statements.

56	Semiannual Report • December 31, 2022

Bridge Builder Tax Managed Small/Mid Cap Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.15%
BBVA, Madrid, 3.84% due 01/03/2023	$323	$323
National Australia Bank, London, 3.84% due 01/03/2023	696	696

Total Time Deposits		1,019

Total Short-Term Investments (Cost: $21,722)		21,722

TOTAL INVESTMENTS IN SECURITIES – 99.07% (Cost: $651,253)		660,389
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.93%		6,228

TOTAL NET ASSETS – 100.00%		$666,617

Percentages are stated as a percent of net assets.

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	57

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.36%
Communication Services – 5.32%
Nippon Telegraph & Telephone Corp.	4,858	$138,537
WPP Plc	12,450	123,008
Other Securities (1)(2)	122,290	518,177

Total Communication Services		779,722

Consumer Discretionary – 14.34%
Alibaba Group Holding Ltd. (2)	8,140	89,315
Cie Financiere Richemont SA	1,027	104,230
Honda Motor Co. Ltd.	5,161	117,710
Kingfisher Plc	35,132	99,817
Li Ning Co. Ltd.	9,200	79,108
LVMH Moet Hennessy Louis Vuitton SE	166	120,642
Prosus NV (2)	1,097	75,748
Sony Group Corp.	1,875	142,938
Other Securities (1)(2)	77,473	1,274,509

Total Consumer Discretionary		2,104,017

Consumer Staples – 8.88%
Imperial Brands Plc	4,783	119,156
Nestle SA	705	81,450
Tesco Plc	53,806	145,001
Other Securities (1)(2)(3)(7)	231,877	956,612

Total Consumer Staples		1,302,219

Energy – 4.43%
BP Plc	36,019	207,828
Shell Plc	7,842	221,564
Other Securities (2)	29,480	221,083

Total Energy		650,475

Financials – 16.83%
AIA Group Ltd.	13,035	143,954
Allianz SE	561	119,891
Aon Plc – Class A	271	81,431
Banco Santander SA	45,955	137,410
Housing Development Finance Corp. Ltd.	2,433	77,475
Lloyds Banking Group Plc	277,329	151,343
Tokio Marine Holdings, Inc.	5,631	120,290
United Overseas Bank Ltd.	9,764	223,643
Other Securities (1)(2)(3)	174,452	1,412,842

Total Financials		2,468,279

Healthcare – 13.62%
AstraZeneca Plc	592	80,160
CSL Ltd.	427	83,340
GSK Plc	4,952	85,583
Mettler-Toledo International, Inc. (2)	84	121,323
Novartis AG	1,646	148,967
Novo Nordisk – Class B	1,343	182,344
Roche Holding AG	384	120,987
Sanofi	2,019	194,711
Takeda Pharmaceutical Co. Ltd.	5,680	177,490
Other Securities (1)(2)	22,876	802,913

Total Healthcare		1,997,818

	Shares (000s)	Value (000s)
Industrials – 17.59%
Atlas Copco AB – Class A	8,398	$99,507
Bouygues SA	3,099	92,944
Canadian Pacific Railway Ltd.	1,762	131,399
Cie de Saint-Gobain	1,657	81,051
CK Hutchison Holdings Ltd.	19,528	116,989
Experian Plc	3,596	121,793
Hitachi Ltd.	1,728	86,931
Mitsubishi Electric Corp.	10,065	99,734
Schneider Electric SE	633	88,839
Toyota Industries Corp.	1,596	86,688
Other Securities (1)(2)	93,059	1,573,918

Total Industrials		2,579,793

Information Technology – 9.49%
Adyen NV (1)(2)	72	100,041
ASML Holding NV	166	90,635
Keyence Corp.	251	97,318
Kyocera Corp.	1,853	91,987
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	1,246	92,843
Other Securities (1)(2)	60,274	918,637

Total Information Technology		1,391,461

Materials – 4.59%
Various Securities (1)(2)(3)(7)	35,029	673,373

Total Materials		673,373

Real Estate – 0.29%
Various Securities (1)(2)	4,891	42,339

Total Real Estate		42,339

Utilities – 2.98%
Enel SpA	34,783	187,068
Snam SpA	23,209	112,539
SSE Plc	5,065	104,168
Other Securities (1)(2)	2,665	32,844

Total Utilities		436,619

Total Common Stocks (Cost: $14,565,052)		14,426,115

PREFERRED STOCKS – 0.31%
Consumer Discretionary – 0.31%
Various Securities (2)	369	44,888

Total Consumer Discretionary		44,888

Consumer Staples – 0.00% (4)
Various Securities (2)	17	795

Total Consumer Staples		795

Healthcare – 0.00% (4)
Sartorius AG	1	479

Total Healthcare		479

Total Preferred Stocks (Cost: $71,855)		46,162

The accompanying notes are an integral part of these financial statements.

58	Semiannual Report • December 31, 2022

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)		Value (000s)
RIGHTS – 0.00% (4)
Industrials – 0.00% (4)
Localiza Rent a Car SA, expires 01/31/2023 (2)		1	$2

Total Industrials			2

Total Rights (Cost: $3)			2

SHORT-TERM INVESTMENTS – 1.13%
Money Market Funds – 0.93%
Goldman Sachs Financial Square Government Fund – Class I, 4.14% (5)		136,190	136,190

Total Money Market Funds			136,190

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.20%
ANZ, London, 1.81% due 01/03/2023	AUD	8,370	5,699
ANZ, London, 2.55% due 01/03/2023	GBP	2,835	3,428
ANZ, London, 3.84% due 01/03/2023		$527	527
Brown Brothers Harriman, 0.20% due 01/03/2023	CHF	60	65
Brown Brothers Harriman, 1.05% due 01/02/2023	DKK	288	41
Brown Brothers Harriman, 1.25% due 01/02/2023	NOK	344	35
Brown Brothers Harriman, 1.95% due 01/04/2023	NZD	17	11

	Principal Amount (000s)		Value (000s)
Citibank, London, 1.10% due 01/02/2023	EUR	1,029	$1,102
Citibank, New York, 3.84% due 01/03/2023		$24	24
HSBC, Hong Kong, 2.72% due 01/03/2023	HKD	1,493	191
HSBC, Singapore, 2.05% due 01/03/2023	SGD	60	45
Royal Bank of Canada, Toronto, 3.31% due 01/03/2023 (6)	CAD	0	0
Royal Bank of Canada, Toronto, 3.84% due 01/03/2023		$121	121
Skandinaviska Enskilda Banken AB, Stockholm, -12.63% due 01/02/2023	SEK	285	27
Sumitomo, Tokyo, -0.33% due 01/04/2023	JPY	2,306,616	17,576

Total Time Deposits			28,892

Total Short-Term Investments (Cost: $165,082)			165,082

TOTAL INVESTMENTS IN SECURITIES – 99.80% (Cost: $14,801,992)			14,637,361
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.20%			28,907

TOTAL NET ASSETS – 100.00%			$14,666,268

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR	American Depositary Receipt

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro
GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

(1)

Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $607,254, which represents 4.14% of total net assets.

(2)	Non-income producing security or includes securities that are non-income producing.

(3)	Security or includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. These securities $1,184 or 0.01% of the Fund’s net assets.

(4)	Amount calculated is less than 0.005%.

(5)	Represents annualized seven-day yield as of the close of the reporting period.

(6)	A zero balance may reflect actual amounts rounding to less than one thousand.

(7)	Includes a security that is restricted at December 31, 2022. The value of the restricted security totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	59

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
50	Euro Stoxx 50 Future	Mar. 2023	EUR	1,953	$2,026	$(64)
15	FTSE 100 INDEX Future (1)	Mar. 2023	GBP	1,120	1,354	0
7	TOPIX INDEX Future	Mar. 2023	JPY	135,800	1,009	(26)

						$(90)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Country	Percentages of Net Assets
Australia	1.88%
Austria	0.13
Belgium	0.33
Bermuda	0.03
Brazil	0.56
Canada	1.84
China	2.81
Denmark	2.52
Finland	0.64
France	8.90
Germany	5.43
Hong Kong	3.20
India	1.66
Indonesia	0.04
Ireland	2.49
Isle of Man	0.01
Israel	0.04
Italy	3.41
Japan	19.57
Luxembourg	0.58
Mexico	0.21
Netherlands	4.71
New Zealand	0.23

Country (Continued)	Percentages of Net Assets
Norway	0.41%
Portugal	0.31
Singapore	2.23
South Africa	0.12
South Korea	0.48
Spain	1.70
Sweden	2.92
Switzerland	6.03
Taiwan	1.33
Thailand	0.13
United Kingdom	18.24
United States	3.25
Uruguay	0.30
Other (individually each country is less than 0.005%)	0.00

Total Country	98.67

SHORT-TERM INVESTMENTS	1.13

TOTAL INVESTMENTS IN SECURITIES	99.80
OTHER ASSETS IN EXCESS OF LIABILITIES	0.20

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

60	Semiannual Report • December 31, 2022

Bridge Builder Tax Managed International Equity Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 95.67%
Communication Services – 2.47%
Various Securities (1)	3,215	$22,197

Total Communication Services		22,197

Consumer Discretionary – 11.75%
Cie Generale des Etablissements Michelin SCA	265	7,390
Compass Group Plc	445	10,283
Galaxy Entertainment Group Ltd.	894	5,878
Industria de Diseno Textil SA	246	6,522
LVMH Moet Hennessy Louis Vuitton SE	14	9,873
Other Securities (1)(2)	3,511	65,736

Total Consumer Discretionary		105,682

Consumer Staples – 8.73%
Alimentation Couche-Tard, Inc.	167	7,322
Diageo Plc	235	10,273
J Sainsbury Plc	2,174	5,701
L’Oreal SA	25	8,947
Nestle SA	148	17,127
Other Securities (2)	4,325	29,178

Total Consumer Staples		78,548

Energy – 3.42%
Shell Plc	250	7,095
TotalEnergies SE	181	11,350
Other Securities (2)	699	12,310

Total Energy		30,755

Financials – 16.81%
AIA Group Ltd.	994	10,976
Amundi SA (1)	127	7,209
ING Groep NV	736	8,969
Prudential Plc	465	6,347
UBS Group AG	304	5,648
Other Securities (1)(2)	15,067	112,072

Total Financials		151,221

Healthcare – 15.19%
Coloplast – Class B	50	5,844
CSL Ltd.	42	8,113
Hoya Corp.	66	6,321
Merck KGaA	32	6,142
Novartis AG	135	12,214
Novo Nordisk – Class B	83	11,269
Roche Holding AG	60	18,928
Sanofi	119	11,522
Sysmex Corp.	97	5,880
Other Securities (1)(2)	1,353	50,428

Total Healthcare		136,661

Industrials – 15.68%
Canadian National Railway Co.	63	7,530
Daikin Industries Ltd.	49	7,403
Daimler Truck Holding AG (2)	210	6,444
Experian Plc	183	6,198
Komatsu Ltd.	297	6,411
Kone OYJ – Class B	135	7,011
Randstad NV	132	8,082

	Shares (000s)	Value (000s)
Rexel SA	333	$6,593
SGS SA	2	5,542
Siemens AG	67	9,296
SMC Corp.	15	6,222
Other Securities (1)(2)	3,147	64,352

Total Industrials		141,084

Information Technology – 10.59%
ASML Holding NV	23	12,297
Hon Hai Precision Industry Co. Ltd.	1,798	6,311
Keyence Corp.	22	8,657
Murata Manufacturing Co. Ltd.	138	6,791
Nokia OYJ	1,471	6,835
SAP SE	96	9,875
Taiwan Semiconductor Manufacturing Co. Ltd.	333	4,836
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	86	6,373
Other Securities (1)(2)(3)	977	33,275

Total Information Technology		95,250

Materials – 8.23%
Air Liquide SA	62	8,821
BASF SE	148	7,275
CHR Hansen Holding	89	6,391
Covestro AG (1)	222	8,654
Shin-Etsu Chemical Co. Ltd.	55	6,667
Other Securities (1)(2)	2,599	36,207

Total Materials		74,015

Real Estate – 0.65%
Various Securities (1)	1,139	5,869

Total Real Estate		5,869

Utilities – 2.15%
Enel SpA	1,041	5,600
Other Securities (1)	1,663	13,794

Total Utilities		19,394

Total Common Stocks (Cost: $832,643)		860,676

PREFERRED STOCKS – 0.71%
Consumer Discretionary – 0.60%
Various Securities (2)	45	5,422

Total Consumer Discretionary		5,422

Consumer Staples – 0.01%
Henkel AG & Co. KGaA	1	54

Total Consumer Staples		54

Healthcare – 0.10%
Sartorius AG	2	939

Total Healthcare		939

Total Preferred Stocks (Cost: $7,053)		6,415

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	61

Bridge Builder Tax Managed International Equity Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)		Value (000s)
SHORT-TERM INVESTMENTS – 3.34%
Money Market Funds – 2.90%
Goldman Sachs Financial Square Government Fund – Class I, 4.14% (4)		26,064	$26,064

Total Money Market Funds			26,064

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.44%
ANZ, Hong Kong, 1.81% due 01/03/2023	AUD	196	133
ANZ, London, 2.55% due 01/03/2023	GBP	328	397
Brown Brothers Harriman, 0.20% due 01/03/2023	CHF	17	19
Brown Brothers Harriman, 1.05% due 01/02/2023	DKK	1,048	151
Brown Brothers Harriman, 1.25% due 01/02/2023	NOK	337	34
Brown Brothers Harriman, 1.95% due 01/04/2023	NZD	2	1
Citibank, London, 1.10% due 01/02/2023	EUR	471	504
HSBC, Hong Kong, 2.72% due 01/03/2023	HKD	672	86

	Principal Amount (000s)		Value (000s)
HSBC, Singapore, 2.05% due 01/03/2023	SGD	67	$50
Royal Bank of Canada, Toronto, 3.31% due 01/03/2023	CAD	136	100
Skandinaviska Enskilda Banken AB, Stockholm, -12.63% due 01/02/2023	SEK	194	19
Sumitomo Trust Bank, London, 3.84% due 01/03/2023		$2,025	2,025
Sumitomo, Tokyo, -0.33% due 01/04/2023	JPY	56,548	431

Total Time Deposits			3,950

Total Short-Term Investments (Cost: $30,014)			30,014

TOTAL INVESTMENTS IN SECURITIES – 99.72% (Cost: $869,710)			897,105
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.28%			2,550

TOTAL NET ASSETS – 100.00%			$899,655

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR	American Depositary Receipt

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound
HKD	Hong Kong Dollar

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

(1)

Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $22,219, which represents 2.47% of total net assets.

(2)	Non-income producing security or includes securities that are non-income producing.

(3)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $265, which represents 0.03% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

62	Semiannual Report • December 31, 2022

Bridge Builder Tax Managed International Equity Fund

Summary Schedule of Investments

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Country	Percentages of Net Assets
Australia	3.55%
Austria	0.16
Belgium	0.19
Brazil	0.49
Canada	3.09
Chile	0.20
China	1.22
Denmark	4.06
Finland	2.13
France	12.85
Germany	8.80
Hong Kong	2.86
Ireland	1.27
Israel	0.05
Italy	1.35
Japan	18.97
Luxembourg	0.58
Netherlands	4.64

Country (Continued)	Percentages of Net Assets
New Zealand	0.02%
Norway	1.00
Portugal	0.04
Singapore	1.03
South Korea	0.93
Spain	1.57
Sweden	1.26
Switzerland	9.39
Taiwan	1.99
United Kingdom	12.27
United States	0.42

Total Country	96.38

SHORT-TERM INVESTMENTS	3.34

TOTAL INVESTMENTS IN SECURITIES	99.72
OTHER ASSETS IN EXCESS OF LIABILITIES	0.28

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	63

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2022 (Unaudited)

(Amounts in thousands, except per share amounts)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Assets
Investments, at value (1)	$15,891,432	$30,940,433	$12,087,203	$18,529,752
Cash and cash equivalents	4,662	73,747	2	3
Over-the-counter credit default swap contracts, at value	—	1,029	—	—
Over-the-counter interest rate swap contracts, at value	—	28	—	—
Receivable for foreign currency transactions*	—	0	—	—
Receivable for investments sold	170,916	1,792,386	2,255	—
Receivable for fund shares sold	19,054	39,358	45,135	27,158
Unrealized appreciation on forward foreign currency exchange contracts	—	12,092	—	—
Dividend and interest receivable	96,319	159,616	136,541	7,724
Tax reclaim receivable	—	39	—	1,062
Deposits at broker for futures contracts	—	17,539	—	—
Variation margin on futures contracts	2,809	30,505	7,620	613
Deposits at broker for centrally cleared swap contracts	—	72,366	—	—
Variation margin on centrally cleared swap contracts	—	15,588	—	—
Deposits at broker for TBA commitments	407	—	—	—
Prepaid expenses and other assets	106	207	289	57
Total Assets	16,185,705	33,154,933	12,279,045	18,566,369

Liabilities
TBA sale commitments, at value (2)	60,265	174,430	—	—
Over-the-counter credit default swap contracts, at value	—	1,120	—	—
Over-the-counter interest rate swap contracts, at value	—	44	—	—
Due to broker for forward foreign currency exchange contracts	—	2,690	—	—
Due to broker for TBA commitments	—	2,467	—	—
Payable for investments purchased	445,565	4,632,977	58,859	49
Payable for fund shares redeemed	29,132	50,927	24,468	14,325
Payable for swap contracts	—	9	—	—
Interest payable	98	267	—	—
Payable for sale-buyback transactions	—	427,940	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	39,534	—	—
Unrealized depreciation on unfunded loan commitments	—	34	—	—
Payable to Sub-advisers for Investment Advisory Fee	1,413	3,165	1,525	2,818
Payable to Trustees	81	140	64	102
Accrued expenses and other liabilities	13,296	39,458	1,550	566
Total Liabilities	549,850	5,375,202	86,466	17,860
Net Assets	$15,635,855	$27,779,731	$12,192,579	$18,548,509

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$18,245,833	$33,153,311	$12,984,959	$16,122,166
Total distributable earnings/(loss)	(2,609,978)	(5,373,580)	(792,380)	2,426,343
Net Assets	$15,635,855	$27,779,731	$12,192,579	$18,548,509
Net Assets	$15,635,855	$27,779,731	$12,192,579	$18,548,509
Shares Outstanding	1,773,563	3,194,250	1,258,193	1,085,245
Net Asset Value	$8.82	$8.70	$9.69	$17.09

(1) Cost of investments	$17,757,643	33,955,249	$12,704,961	$15,865,395
(2) Proceeds from TBA sale commitments	(61,454)	(176,426)	—	—

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

64	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except per share amounts)

	Bridge Builder Large Cap Value Fund	Bridge Builder Tax Managed Large Cap Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund
Assets
Investments, at value (1)	$15,294,774	$1,988,517	$5,728,618	$5,973,668
Cash and cash equivalents	438	6	10	11
Receivable for investments sold	—	—	4,050	630
Receivable for fund shares sold	20,690	12,696	15,701	9,163
Dividend and interest receivable	31,178	2,315	2,237	8,304
Tax reclaim receivable	2,547	27	17	11
Variation margin on futures contracts	282	—	145	192
Prepaid expenses and other assets	71	252	84	61
Total Assets	15,349,980	2,003,813	5,750,862	5,992,040

Liabilities
Payable for investments purchased	—	13,083	10,887	14,393
Payable for fund shares redeemed	13,618	2,755	5,032	5,071
Payable to Sub-advisers for Investment Advisory Fee	3,470	357	1,764	1,997
Payable to Trustees	77	10	30	33
Accrued expenses and other liabilities	568	129	518	235
Total Liabilities	17,733	16,334	18,231	21,729
Net Assets	$15,332,247	$1,987,479	$5,732,631	$5,970,311

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$11,385,003	$1,972,895	$5,928,856	$4,874,873
Total distributable earnings/(loss)	3,947,244	14,584	(196,225)	1,095,438
Net Assets	$15,332,247	$1,987,479	$5,732,631	$5,970,311
Net Assets	$15,332,247	$1,987,479	$5,732,631	$5,970,311
Shares Outstanding	1,021,149	206,488	487,858	482,705
Net Asset Value	$15.01	$9.63	$11.75	$12.37

(1) Cost of investments	$11,398,153	$1,967,085	$5,245,011	$4,801,650

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	65

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands, except per share amounts)

	Bridge Builder Tax Managed Small/Mid Cap Fund	Bridge Builder International Equity Fund	Bridge Builder Tax Managed International Equity Fund
Assets
Investments, at value (1)	$660,389	$14,637,361	$897,105
Cash and cash equivalents	4	1,962	25
Receivable for foreign currency transactions	—	—	9
Receivable for investments sold	—	5,726	—
Receivable for fund shares sold	6,484	19,840	6,884
Dividend and interest receivable	679	14,387	1,329
Tax reclaim receivable	—	30,812	161
Variation margin on futures contracts	—	347	—
Prepaid expenses and other assets	272	199	262
Total Assets	667,828	14,710,634	905,775

Liabilities
Payable for investments purchased	159	13,875	4,940
Payable for fund shares redeemed	736	17,331	845
Payable for foreign currency transactions	—	1,055	—
Foreign withholding tax payable	—	6,885	—
Payable to Sub-advisers for Investment Advisory Fee	224	4,170	212
Payable to Trustees	3	78	5
Accrued expenses and other liabilities	89	972	118
Total Liabilities	1,211	44,366	6,120
Net Assets	$666,617	$14,666,268	$899,655

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$671,186	$15,098,569	$879,150
Total distributable earnings/(loss)	(4,569)	(432,301)	20,505
Net Assets	$666,617	$14,666,268	$899,655
Net Assets	$666,617	$14,666,268	$899,655
Shares Outstanding	67,828	1,367,645	93,980
Net Asset Value	$9.83	$10.72	$9.57

(1) Cost of investments	$651,253	$14,801,992	$869,710

The accompanying notes are an integral part of these financial statements.

66	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2022 (Unaudited)

(Amounts in thousands)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Investment Income
Dividend income	$8,132	$12,846	$4,741	$90,512
Less: Foreign taxes withheld and issuance fees	(9)	(78)	—	(158)
Interest	263,844	519,027	154,330	40
Less: Foreign taxes withheld*	—	0	—	—
Other Income*	1	0	1	1
Total investment income	271,968	531,795	159,072	90,395
Expenses
Investment advisory fee	26,513	54,379	20,465	37,456
Professional fees	188	319	134	171
Administration fee	5	5	5	5
Fund accounting fees	578	900	460	304
Transfer agent fees and expenses	24	32	21	18
Trustees fees and expenses	194	344	146	232
Printing and mailing expense	61	119	9	86
Custody fees	199	403	72	82
Insurance expense	36	92	16	33
Interest expense	—	878	—	—
Registration fees	211	347	302	285
Other expenses	113	194	65	111
Total expenses before fee waivers	28,122	58,012	21,695	38,783
Fee waivers and/or expense reimbursements by Adviser	(17,343)	(34,193)	(13,214)	(22,337)
Net expenses	10,779	23,819	8,481	16,446
Net Investment Income	261,189	507,976	150,591	73,949

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	(298,233)	(819,184)	(126,017)	(53,367)
TBA sale commitments	2,223	11,013	—	—
Forward foreign currency exchange contracts	—	28,692	—	—
Foreign currency transactions	—	8,421	—	175
Futures contracts	(52,806)	(198,912)	18,949	591
Swap contracts	—	(14,185)	—	—
Net realized gain/(loss)	(348,816)	(984,155)	(107,068)	(52,601)
Net change in net unrealized appreciation/(depreciation) on:
Investments	(420,002)	(255,575)	26,484	23,301
TBA sale commitments	1,238	3,312	—	—
Forward foreign currency exchange contracts	—	(39,035)	—	—
Foreign currency transactions*	0	(2,130)	—	2
Futures contracts	2,327	5,464	(1,811)	(160)
Swap contracts	—	29,214	—	—
Unfunded loan commitments	—	(13)	—	—
Net change in unrealized appreciation/(depreciation)	(416,437)	(258,763)	24,673	23,143
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	(765,253)	(1,242,918)	(82,395)	(29,458)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(504,064)	$(734,942)	$68,196	$44,491

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	67

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands)

	Bridge Builder Large Cap Value Fund	Bridge Builder Tax Managed Large Cap Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund
Investment Income
Dividend income	$196,788	$7,786	$18,497	$65,924
Less: Foreign taxes withheld and issuance fees	(1,270)	(6)	(39)	(85)
Interest	38	26	45	48
Less: Foreign taxes withheld	—	—	—	—
Other Income*	1	—	0	1
Total investment income	195,557	7,806	18,503	65,888
Expenses
Investment advisory fee	37,258	1,810	18,495	19,985
Professional fees	159	33	77	81
Administration fee	5	5	5	5
Fund accounting fees	327	18	122	134
Transfer agent fees and expenses	17	15	18	18
Trustees fees and expenses	195	20	74	77
Printing and mailing expense	76	13	19	8
Custody fees	115	29	71	80
Insurance expense	29	—	11	12
Registration fees	225	152	188	145
Other expenses	101	42	37	41
Total expenses before fee waivers	38,507	2,137	19,117	20,586
Fee waivers and/or expense reimbursements by Adviser	(18,761)	(784)	(8,189)	(8,005)
Net expenses	19,746	1,353	10,928	12,581
Net Investment Income	175,811	6,453	7,575	53,307

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	290,840	(7,048)	(233,290)	35,584
Foreign currency transactions*	(123)	—	0	(2)
Futures contracts	(47)	—	118	(157)
Net realized gain/(loss)	290,670	(7,048)	(233,172)	35,425
Net change in net unrealized appreciation/(depreciation) on:
Investments	668,826	30,984	298,187	277,509
Foreign currency transactions*	140	—	—	0
Futures contracts	(32)	—	5	83
Net change in unrealized appreciation/(depreciation)	668,934	30,984	298,192	277,592
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	959,604	23,936	65,020	313,017
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,135,415	$30,389	$72,595	$366,324

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

68	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2022 (Unaudited) (Continued)

(Amounts in thousands)

	Bridge Builder Tax Managed Small/Mid Cap Fund	Bridge Builder International Equity Fund	Bridge Builder Tax Managed International Equity Fund
Investment Income
Dividend income	$2,667	$152,405	$3,841
Less: Foreign taxes withheld and issuance fees	(3)	(11,237)	(418)
Interest	18	50	17
Less: Foreign taxes withheld*	—	0	—
Other Income*	—	208	1
Total investment income	2,682	141,426	3,441
Expenses
Investment advisory fee	965	41,788	969
Professional fees	27	145	29
Administration fee	5	5	5
Fund accounting fees	16	315	34
Transfer agent fees and expenses	15	22	15
Trustees fees and expenses	7	181	9
Printing and mailing expense	7	75	7
Custody fees	28	993	88
Insurance expense	—	27	—
Registration fees	99	177	109
Other expenses	39	203	41
Total expenses before fee waivers	1,208	43,931	1,306
Fee waivers and/or expense reimbursements by Adviser	(357)	(18,616)	(382)
Net expenses	851	25,315	924
Net Investment Income	1,831	116,111	2,517

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	(13,789)	(91,495)	(4,024)
Foreign currency transactions*	—	(555)	(2,768)
Futures contracts	—	344	—
Net realized gain/(loss)	(13,789)	(91,706)	(6,792)
Net change in net unrealized appreciation/(depreciation) on:
Investments	16,163	565,207	36,853
Foreign currency transactions*	—	1,837	14
Futures contracts	—	(28)	—
Net change in unrealized appreciation/(depreciation)	16,163	567,016	36,867
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	2,374	475,310	30,075
Net Increase/(Decrease) in Net Assets Resulting from Operations	$4,205	$591,421	$32,592

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	69

Bridge Builder Mutual Funds

Statements of Changes in Net Assets

(Amounts in thousands)

	Bridge Builder Core Bond Fund		Bridge Builder Core Plus Bond Fund
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Operations
Net investment income	$261,189	$385,598	$507,976	$664,410
Net realized gain/(loss)	(348,816)	(284,886)	(984,155)	(849,510)
Net change in unrealized appreciation/(depreciation)	(416,437)	(2,084,454)	(258,763)	(3,516,779)
Net increase/(decrease) in net assets resulting from operations	(504,064)	(1,983,742)	(734,942)	(3,701,879)
Distributions to Shareholders
From distributable earnings	(264,979)	(441,022)	(692,185)	(814,204)
Total distributions	(264,979)	(441,022)	(692,185)	(814,204)
Capital Transactions
Proceeds from shares sold	956,106	3,161,843	1,746,967	5,882,428
Reinvestment of dividends	264,979	441,022	692,185	814,204
Cost of shares redeemed	(1,920,707)	(1,964,432)	(4,566,263)	(3,536,432)
Net increase/(decrease) from capital transactions	(699,622)	1,638,433	(2,127,111)	3,160,200
Net increase/(decrease) in net assets	(1,468,665)	(786,331)	(3,554,238)	(1,355,883)
Net Assets
Beginning of period	17,104,520	17,890,851	31,333,969	32,689,852
End of period	$15,635,855	$17,104,520	$27,779,731	$31,333,969

Change in Shares Outstanding
Shares outstanding, beginning of period	1,853,648	1,696,403	3,442,151	3,134,557
Shares sold	106,562	311,473	196,171	585,917
Shares issued to holders in reinvestments of dividends	29,732	43,810	78,722	81,629
Shares redeemed	(216,379)	(198,038)	(522,794)	(359,952)
Shares outstanding, end of period	1,773,563	1,853,648	3,194,250	3,442,151

The accompanying notes are an integral part of these financial statements.

70	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Municipal Bond Fund		Bridge Builder Large Cap Growth Fund
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Operations
Net investment income	$150,591	$209,596	$73,949	$105,943
Net realized gain/(loss)	(107,068)	(47,452)	(52,601)	259,642
Net change in unrealized appreciation/(depreciation)	24,673	(1,056,789)	23,143	(4,272,356)
Net increase/(decrease) in net assets resulting from operations	68,196	(894,645)	44,491	(3,906,771)
Distributions to Shareholders
From distributable earnings	(149,865)	(209,403)	(130,160)	(1,371,952)
Total distributions	(149,865)	(209,403)	(130,160)	(1,371,952)
Capital Transactions
Proceeds from shares sold	3,112,585	3,708,759	4,078,636	4,125,184
Reinvestment of dividends	149,865	209,403	130,160	1,371,952
Cost of shares redeemed	(1,801,325)	(1,889,846)	(955,569)	(2,443,209)
Net increase/(decrease) from capital transactions	1,461,125	2,028,316	3,253,227	3,053,927
Net increase/(decrease) in net assets	1,379,456	924,268	3,167,558	(2,224,796)
Net Assets
Beginning of period	10,813,123	9,888,855	15,380,951	17,605,747
End of period	$12,192,579	$10,813,123	$18,548,509	$15,380,951

Change in Shares Outstanding
Shares outstanding, beginning of period	1,106,061	914,906	897,748	754,992
Shares sold	323,349	355,673	233,675	193,257
Shares issued to holders in reinvestments of dividends	15,530	20,166	7,666	58,603
Shares redeemed	(186,747)	(184,684)	(53,844)	(109,104)
Shares outstanding, end of period	1,258,193	1,106,061	1,085,245	897,748

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	71

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Large Cap Value Fund		Bridge Builder Tax Managed Large Cap Fund
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Period Ended June 30, 2022*
Operations
Net investment income	$175,811	$320,965	$6,453	$114
Net realized gain/(loss)	290,670	1,308,310	(7,048)	1
Net change in unrealized appreciation/(depreciation)	668,934	(2,617,637)	30,984	(9,552)
Net increase/(decrease) in net assets resulting from operations	1,135,415	(988,362)	30,389	(9,437)
Distributions to Shareholders
From distributable earnings	(1,171,944)	(1,289,665)	(6,368)	—
Total distributions	(1,171,944)	(1,289,665)	(6,368)	—
Capital Transactions
Proceeds from shares sold	945,040	3,756,018	1,886,224	165,541
Reinvestment of dividends	1,171,944	1,289,665	6,368	—
Cost of shares redeemed	(3,781,465)	(3,131,841)	(81,000)	(4,238)
Net increase/(decrease) from capital transactions	(1,664,481)	1,913,842	1,811,592	161,303
Net increase/(decrease) in net assets	(1,701,010)	(364,185)	1,835,613	151,866
Net Assets
Beginning of period	17,033,257	17,397,442	151,866	—
End of period	$15,332,247	$17,033,257	$1,987,479	$151,866

Change in Shares Outstanding
Shares outstanding, beginning of period	1,120,567	1,009,277	16,307	—
Shares sold	60,294	218,762	197,937	16,748
Shares issued to holders in reinvestments of dividends	78,581	76,179	663	—
Shares redeemed	(238,293)	(183,651)	(8,419)	(441)
Shares outstanding, end of period	1,021,149	1,120,567	206,488	16,307

*	Fund inception date was June 1, 2022.

The accompanying notes are an integral part of these financial statements.

72	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Small/Mid Cap Growth Fund		Bridge Builder Small/Mid Cap Value Fund
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Operations
Net investment income	$7,575	$6,987	$53,307	$88,082
Net realized gain/(loss)	(233,172)	93,290	35,425	550,118
Net change in unrealized appreciation/(depreciation)	298,192	(1,997,955)	277,592	(1,318,375)
Net increase/(decrease) in net assets resulting from operations	72,595	(1,897,678)	366,324	(680,175)
Distributions to Shareholders
From distributable earnings	(10,849)	(965,578)	(423,411)	(737,343)
Total distributions	(10,849)	(965,578)	(423,411)	(737,343)
Capital Transactions
Proceeds from shares sold	680,444	2,205,860	377,082	1,706,279
Reinvestment of dividends	10,849	965,578	423,411	737,343
Cost of shares redeemed	(352,245)	(952,012)	(818,386)	(1,989,101)
Net increase/(decrease) from capital transactions	339,048	2,219,426	(17,893)	454,521
Net increase/(decrease) in net assets	400,794	(643,830)	(74,980)	(962,997)
Net Assets
Beginning of period	5,331,837	5,975,667	6,045,291	7,008,288
End of period	$5,732,631	$5,331,837	$5,970,311	$6,045,291

Change in Shares Outstanding
Shares outstanding, beginning of period	459,804	314,116	481,427	450,592
Shares sold	56,169	146,912	28,789	116,301
Shares issued to holders in reinvestments of dividends	932	58,303	34,132	50,657
Shares redeemed	(29,047)	(59,527)	(61,643)	(136,123)
Shares outstanding, end of period	487,858	459,804	482,705	481,427

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	73

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Tax Managed Small/Mid Cap Fund		Bridge Builder International Equity Fund
	Six Months Ended December 31, 2022 (Unaudited)	Period Ended June 30, 2022*	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
Operations
Net investment income	$1,831	$44	$116,111	$313,093
Net realized gain/(loss)	(13,789)	(28)	(91,706)	263,546
Net change in unrealized appreciation/(depreciation)	16,163	(7,027)	567,016	(3,908,398)
Net increase/(decrease) in net assets resulting from operations	4,205	(7,011)	591,421	(3,331,759)
Distributions to Shareholders
From distributable earnings	(1,763)	—	(336,315)	(1,359,777)
Total distributions	(1,763)	—	(336,315)	(1,359,777)
Capital Transactions
Proceeds from shares sold	600,435	100,053	2,201,386	4,808,044
Reinvestment of dividends	1,763	—	336,315	1,359,777
Cost of shares redeemed	(27,470)	(3,595)	(1,735,869)	(3,080,388)
Net increase/(decrease) from capital transactions	574,728	96,458	801,832	3,087,433
Net increase/(decrease) in net assets	577,170	89,447	1,056,938	(1,604,103)
Net Assets
Beginning of period	89,447	—	13,609,330	15,213,433
End of period	$666,617	$89,447	$14,666,268	$13,609,330

Change in Shares Outstanding
Shares outstanding, beginning of period	9,633	—	1,289,825	1,033,080
Shares sold	60,800	10,015	210,671	380,233
Shares issued to holders in reinvestments of dividends	180	—	31,223	100,819
Shares redeemed	(2,785)	(382)	(164,074)	(224,307)
Shares outstanding, end of period	67,828	9,633	1,367,645	1,289,825

*	Fund inception date was June 1, 2022.

The accompanying notes are an integral part of these financial statements.

74	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Tax Managed International Equity Fund
	Six Months Ended December 31, 2022 (Unaudited)	Period Ended June 30, 2022*
Operations
Net investment income	$2,517	$75
Net realized gain/(loss)	(6,792)	245
Net change in unrealized appreciation/(depreciation)	36,867	(9,459)
Net increase/(decrease) in net assets resulting from operations	32,592	(9,139)
Distributions to Shareholders
From distributable earnings	(2,948)	—
Total distributions	(2,948)	—
Capital Transactions
Proceeds from shares sold	801,621	126,483
Reinvestment of dividends	2,948	—
Cost of shares redeemed	(38,186)	(13,716)
Net increase/(decrease) from capital transactions	766,383	112,767
Net increase/(decrease) in net assets	796,027	103,628
Net Assets
Beginning of period	103,628	—
End of period	$899,655	$103,628

Change in Shares Outstanding
Shares outstanding, beginning of period	11,357	—
Shares sold	86,466	12,840
Shares issued to holders in reinvestments of dividends	307	—
Shares redeemed	(4,150)	(1,483)
Shares outstanding, end of period	93,980	11,357

*	Fund inception date was June 1, 2022.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	75

Bridge Builder Mutual Funds

Financial Highlights

	Per Share Operating Performance
	Change in Net Assets Resulting from Operations				Less Distributions
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain/(loss)	Net increase/ (decrease) in net asset value from operations	Distributions from net investment income	Distributions from net realized gains	Total Distributions
Bridge Builder Core Bond Fund
Six months ended December 31, 2022 (Unaudited)(5)	$9.23	0.14	(0.41)	(0.27)	(0.14)	—	(0.14)
For the year ended June 30, 2022(5)	$10.55	0.21	(1.28)	(1.07)	(0.23)	(0.02)	(0.25)
For the year ended June 30, 2021(5)	$10.91	0.23	(0.10)	0.13	(0.26)	(0.23)	(0.49)
For the year ended June 30, 2020(5)	$10.34	0.31	0.61	0.92	(0.32)	(0.03)	(0.35)
For the year ended June 30, 2019(5)	$9.87	0.31	0.48	0.79	(0.32)	—	(0.32)
For the year ended June 30, 2018	$10.17	0.27	(0.28)	(0.01)	(0.29)	—	(0.29)
Bridge Builder Core Plus Bond Fund
Six months ended December 31, 2022 (Unaudited)(5)	$9.10	0.15	(0.34)	(0.19)	(0.21)	—	(0.21)
For the year ended June 30, 2022(5)	$10.43	0.20	(1.28)	(1.08)	(0.22)	(0.03)	(0.25)
For the year ended June 30, 2021(5)	$10.56	0.22	0.12	0.34	(0.25)	(0.22)	(0.47)
For the year ended June 30, 2020(5)	$10.27	0.32	0.47	0.79	(0.36)	(0.14)	(0.50)
For the year ended June 30, 2019(5)	$9.81	0.35	0.48	0.83	(0.37)	—	(0.37)
For the year ended June 30, 2018	$10.09	0.29	(0.27)	0.02	(0.30)	—	(0.30)
Bridge Builder Municipal Bond Fund
Six months ended December 31, 2022 (Unaudited)(5)	$9.78	0.13	(0.09)	0.04	(0.13)	—	(0.13)
For the year ended June 30, 2022(5)	$10.81	0.20	(1.03)	(0.83)	(0.20)	—	(0.20)
For the year ended June 30, 2021(5)	$10.49	0.22	0.32	0.54	(0.22)	—	(0.22)
For the year ended June 30, 2020(5)	$10.46	0.26	0.03	0.29	(0.26)	—	(0.26)
For the year ended June 30, 2019(5)	$10.09	0.27	0.37	0.64	(0.27)	—	(0.27)
For the year ended June 30, 2018	$10.14	0.21	(0.05)	0.16	(0.21)	—	(0.21)
Bridge Builder Large Cap Growth Fund
Six months ended December 31, 2022 (Unaudited)(5)	$17.13	0.08	0.00	0.08	(0.12)	—	(0.12)
For the year ended June 30, 2022(5)	$23.32	0.13	(4.51)	(4.38)	(0.12)	(1.69)	(1.81)
For the year ended June 30, 2021(5)	$17.11	0.13	6.83	6.96	(0.11)	(0.64)	(0.75)
For the year ended June 30, 2020(5)	$14.64	0.14	2.65	2.79	(0.14)	(0.18)	(0.32)
For the year ended June 30, 2019(5)	$13.53	0.15	1.60	1.75	(0.14)	(0.50)	(0.64)
For the year ended June 30, 2018	$11.59	0.12	1.92	2.04	(0.10)	—	(0.10)
Bridge Builder Large Cap Value Fund
Six months ended December 31, 2022 (Unaudited)(5)	$15.20	0.16	0.86	1.02	(0.16)	(1.05)	(1.21)
For the year ended June 30, 2022(5)	$17.24	0.30	(1.10)	(0.80)	(0.30)	(0.94)	(1.24)
For the year ended June 30, 2021(5)	$11.77	0.26	5.48	5.74	(0.27)	—	(0.27)
For the year ended June 30, 2020(5)	$12.71	0.24	(0.94)	(0.70)	(0.23)	(0.01)	(0.24)
For the year ended June 30, 2019(5)	$12.12	0.24	0.74	0.98	(0.23)	(0.16)	(0.39)
For the year ended June 30, 2018	$11.38	0.20	0.82	1.02	(0.19)	(0.09)	(0.28)
Bridge Builder Tax Managed Large Cap Fund
Six months ended December 31, 2022 (Unaudited)(5)	$9.31	0.08	0.27	0.35	(0.03)	—	(0.03)
For the period 6/01/22(7) - 6/30/22(5)	$10.00	0.01	(0.70)	(0.69)	—	—	—
Bridge Builder Small/Mid Cap Growth Fund
Six months ended December 31, 2022 (Unaudited)(5)	$11.60	0.02	0.15	0.17	(0.02)	—	(0.02)
For the year ended June 30, 2022(5)	$19.02	0.02	(4.42)	(4.40)	(0.01)	(3.01)	(3.02)
For the year ended June 30, 2021(5)	$14.73	0.02	6.42	6.44	(0.04)	(2.11)	(2.15)
For the year ended June 30, 2020(5)	$14.25	0.05	1.01	1.06	(0.05)	(0.53)	(0.58)
For the year ended June 30, 2019(5)	$13.52	0.05	1.39	1.44	(0.05)	(0.66)	(0.71)
For the year ended June 30, 2018	$11.49	0.05	2.12	2.17	(0.04)	(0.10)	(0.14)
Bridge Builder Small/Mid Cap Value Fund
Six months ended December 31, 2022 (Unaudited)(5)	$12.56	0.11	0.64	0.75	(0.15)	(0.79)	(0.94)
For the year ended June 30, 2022(5)	$15.55	0.19	(1.57)	(1.38)	(0.16)	(1.45)	(1.61)
For the year ended June 30, 2021(5)	$9.92	0.14	5.64	5.78	(0.15)	—	(0.15)
For the year ended June 30, 2020(5)	$11.55	0.16	(1.63)	(1.47)	(0.16)	—	(0.16)
For the year ended June 30, 2019(5)	$11.97	0.17	(0.10)	0.07	(0.14)	(0.35)	(0.49)
For the year ended June 30, 2018	$11.15	0.15	0.81	0.96	(0.13)	(0.01)	(0.14)
Bridge Builder Tax Managed Small/Mid Cap Fund
Six months ended December 31, 2022 (Unaudited)(5)	$9.29	0.06	0.51	0.57	(0.03)	—	(0.03)
For the period 6/01/22(7) - 6/30/22(5)	$10.00	0.01	(0.72)	(0.71)	—	—	—
Bridge Builder International Equity Fund
Six months ended December 31, 2022 (Unaudited)(5)	$10.55	0.09	0.33	0.42	(0.20)	(0.05)	(0.25)
For the year ended June 30, 2022(5)	$14.73	0.29	(3.11)	(2.82)	(0.32)	(1.04)	(1.36)
For the year ended June 30, 2021(5)	$10.97	0.29	3.72	4.01	(0.25)	—	(0.25)
For the year ended June 30, 2020(5)	$11.38	0.23	(0.36)	(0.13)	(0.28)	—	(0.28)
For the year ended June 30, 2019(5)	$11.60	0.28	(0.14)	0.14	(0.22)	(0.14)	(0.36)
For the year ended June 30, 2018	$11.07	0.21	0.56	0.77	(0.19)	(0.05)	(0.24)
Bridge Builder Tax Managed International Equity Fund
Six months ended December 31, 2022 (Unaudited)(5)	$9.12	0.07	0.41	0.48	(0.03)	—	(0.03)
For the period 6/01/22(7) - 6/30/22(5)	$10.00	0.01	(0.89)	(0.88)	—	—	—

(1)	Annualized for periods less than one year.

(2)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

(3)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(4)	Ratios do not include the impact of the expenses of the underlying funds in which the fund invests.

(5)	Per share amounts based on average number of shares outstanding during the year.

(6)	Portfolio turnover rate does not include securities received as part of an in-kind capital contribution.

(7)	Inception Date.

(8)	Since inception return.

The accompanying notes are an integral part of these financial statements.

76	Semiannual Report • December 31, 2022

	Ratios/Supplement Data
				Ratios to Average Net Assets of:(1)
Net asset value, end of period	Total return(2)(3)		Net assets, end of period (millions)	Expenses, before waivers(4)	Expenses, net of waivers(4)	Net investment income/ (loss)	Portfolio turnover rate

$8.82	(2.88)%		$15,636	0.34%	0.13%	3.15%	82%
$9.23	(10.36)%		$17,105	0.34%	0.13%	2.12%	157%
$10.55	1.18%		$17,891	0.34%	0.13%	2.19%	153%
$10.91	9.01%		$14,140	0.34%	0.13%	2.91%	137%
$10.34	8.18%		$15,160	0.34%	0.14%	3.15%	153%
$9.87	(0.15)%		$15,805	0.35%	0.14%	2.71%	236%

$8.70	(2.10)%		$27,780	0.38%	0.16%	3.36%	111%
$9.10	(10.59)%		$31,334	0.38%	0.15%	2.00%	283%
$10.43	3.18%		$32,690	0.38%	0.15%	2.06%	281%
$10.56	7.94%		$19,434	0.39%	0.16%	3.08%	164%
$10.27	8.66%		$17,963	0.47%	0.24%	3.50%	242%
$9.81	0.18%		$11,063	0.41%	0.18%	2.93%	193%

$9.69	0.41%		$12,193	0.38%	0.15%	2.65%	15%
$9.78	(7.73)%		$10,813	0.38%	0.15%	1.96%	22%
$10.81	5.19%		$9,889	0.38%	0.16%	2.03%	18%
$10.49	2.80%		$6,520	0.38%	0.16%	2.47%	41%
$10.46	6.42%		$5,253	0.39%	0.17%	2.64%	42%
$10.09	1.62%		$3,474	0.39%	0.19%	2.11%	27%

$17.09	0.48%		$18,549	0.45%	0.19%	0.87%	8%
$17.13	(20.83)%		$15,381	0.46%	0.19%	0.60%	23%
$23.32	41.44%		$17,606	0.45%	0.19%	0.65%	31%
$17.11	19.28%		$13,464	0.46%	0.22%	0.90%	42%
$14.64	13.76%		$6,998	0.46%	0.22%	1.07%	31%
$13.53	17.66%		$6,136	0.47%	0.24%	1.01%	54%

$15.01	6.88%		$15,332	0.45%	0.23%	2.08%	6%
$15.20	(5.27)%		$17,033	0.46%	0.23%	1.76%	24%
$17.24	49.10%		$17,397	0.45%	0.24%	1.80%	26%
$11.77	(5.55)%		$12,499	0.46%	0.24%	1.94%	36	%(6)
$12.71	8.46%		$8,731	0.46%	0.25%	1.95%	24%
$12.12	9.01%		$7,102	0.47%	0.27%	1.72%	23%

$9.63	3.77%		$1,987	0.50%	0.32%	1.52%	5%
$9.31	(6.90	)%(8)	$152	0.66%	0.51%	1.36%	0%

$11.75	1.49%		$5,733	0.66%	0.38%	0.26%	30%
$11.60	(27.88)%		$5,332	0.67%	0.38%	0.12%	84%
$19.02	46.08%		$5,976	0.66%	0.37%	0.13%	37%
$14.73	7.63%		$4,794	0.66%	0.38%	0.34%	65%
$14.25	11.66%		$4,024	0.67%	0.39%	0.41%	23%
$13.52	18.96%		$3,622	0.67%	0.41%	0.38%	26%

$12.37	5.99%		$5,970	0.66%	0.40%	1.71%	16%
$12.56	(10.21)%		$6,045	0.66%	0.40%	1.26%	33%
$15.55	58.63%		$7,008	0.65%	0.40%	1.12%	34%
$9.92	(12.98)%		$5,101	0.66%	0.42%	1.44%	50%
$11.55	1.22%		$4,810	0.67%	0.43%	1.47%	38%
$11.97	8.62%		$4,186	0.67%	0.45%	1.32%	38%

$9.83	6.10%		$667	0.79%	0.55%	1.22%	19%
$9.29	(7.10	)%(8)	$89	1.13%	0.73%	0.84%	0%

$10.72	3.98%		$14,666	0.63%	0.36%	1.67%	10%
$10.55	(21.02)%		$13,609	0.64%	0.37%	2.18%	23%
$14.73	36.84%		$15,213	0.63%	0.32%	2.21%	52%
$10.97	(1.40)%		$11,345	0.63%	0.33%	2.10%	36%
$11.38	1.57%		$10,645	0.64%	0.36%	2.49%	16%
$11.60	6.85%		$7,535	0.65%	0.38%	2.15%	20%

$9.57	5.28%		$900	0.72%	0.51%	1.43%	6%
$9.12	(8.80	)%(8)	$104	1.20%	0.67%	1.10%	0%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2022	77

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2022, the Trust consisted of fourteen series, of which the eleven active series identified below are presented in this report (each a “Fund,” and collectively, the “Funds”). The three remaining series are inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund (“Core Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Core Plus Bond Fund (“Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund (“Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Tax Managed Large Cap Fund (“Tax Managed Large Cap Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder Tax Managed Small/Mid Cap Fund (“Tax Managed Small/Mid Cap Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation
Bridge Builder Tax Managed International Equity Fund (“Tax Managed International Equity Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation

The Funds are diversified and each currently offers a single class of shares. The Funds are available for investment exclusively through Edward Jones Advisory Solutions® and to current and former Trustees of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies, which is part of GAAP.

a) Use of Estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

78	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

c) Federal Income Taxes – Each Fund is treated as a separate taxable entity for federal income tax purposes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of their net investment income and capital gains to shareholders. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction. As a result, no provision for federal income tax is recorded in the financial statements.

The Adviser has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter, are considered open for examination) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of December 31, 2022, the Funds had no tax examinations or audits in progress.

d) Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income for the Core Bond, Core Plus Bond and Municipal Bond Funds are generally declared daily and paid monthly. The Large Cap Value Fund will generally declare and pay distributions of net investment income quarterly. The Large Cap Growth, Tax Managed Large Cap, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap, International Equity and Tax Managed International Equity Funds will generally declare and pay distributions of net investment income annually, as necessary. Realized capital gains, if any, are distributed by each Fund at least annually, as necessary. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature, these amounts are reclassified within the capital accounts in the financial statements to reflect their tax character.

e) Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation – Investment transactions are recorded on trade date. Securities gains and losses, net of foreign taxes withheld, if any, are calculated on the basis of identified cost. Dividend income (expense), net of foreign taxes withheld, if any, is recognized on ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as the information becomes available, which may be after the published ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Issuance fees, if any, are custodial fees on American Depositary Receipts (“ADRs”) charged by ADR agents on ADR dividends and are recorded when paid. Interest income is recognized on an accrual basis, while discounts and premiums on securities purchased are accreted or amortized, respectively, using the constant yield method over the life of the security. Expenses common to multiple Funds are allocated among the respective Funds based upon their relative net asset values or other reasonable allocation methods.

g) Foreign Currency Translation and Transactions – The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments

Semiannual Report • December 31, 2022	79

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

and derivatives held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized gains/(losses) on investments in securities and derivatives and net change in unrealized appreciation/(depreciation) on investment securities and derivatives on the Statements of Operations.

h) Regulatory Updates – In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. New Rule 2a-5 under the 1940 Act sets forth requirements for good faith determinations of fair value, including related oversight and reporting obligations. Pursuant to the new rule, the Trust’s Board of Trustees (the “Board”) has designated the Adviser as the Funds’ valuation designee to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight.

The new rule also defines “readily available market quotations” for purposes of determining whether the fund should value a security at its market value (as opposed to fair value) under the 1940 Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8, 2021. The compliance date for both the new rule and the associated new recordkeeping requirements was September 8, 2022. At this time, management has finalized its evaluation and determined there were no material impacts to the financial statements.

On October 28, 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. New Rule 18f-4 under the 1940 Act imposes new limits on the amount of derivatives a fund can enter into, replaced the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and for Boards of such funds to appoint a derivatives risk manager. The effective date for the rule was February 19, 2021. The compliance date for the new rule was August 19, 2022. At this time, management has finalized its evaluation and determined there were no material impacts to the financial statements.

3. SECURITIES AND OTHER INVESTMENTS

a) Delayed Delivery Securities – In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or (loss) on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or (loss) from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Rule 18f-4 under the 1940 Act permits a Fund to enter into when-issued or forward-settling securities and non-standard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). If a when-issued, forward-settling or non-standard settlement cycle security does not satisfy the Delayed-Settlement Securities Provision, then it is treated as a derivatives transaction under Rule 18f-4. The requirements of Rule 18f-4 may limit a Fund’s ability to

80	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of a Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund. The rule also may not be effective to limit a Fund’s risk of loss.

b) Derivatives – Certain Funds invest in derivatives as permitted by their investment strategies and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Summary Schedule of Investments, and cash deposited is recorded as Deposits at broker for futures contracts on the Statements of Assets and Liabilities.

Exchange traded futures are marked to market daily based on the price movement of the contract. This change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin, is moved daily between the Fund and its counterparty.

A change in the market value of an open futures contract is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or (loss) equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contract. Futures contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments. During the period, all Funds, except the Tax Managed Large Cap, Tax Managed Small/Mid Cap and the Tax Managed International Equity Funds, participated in futures transactions.

Forward Foreign Currency Exchange Contracts – Core Plus Bond Fund and International Equity Fund may invest in forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/ (depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments. During the period, the Core Plus Bond Fund participated in transactions of forward foreign currency exchange contracts.

Repurchase Agreements – In a repurchase agreement, a Fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. A Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by a Fund’s custodian (or, with multiparty agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty. Certain Funds may enter into repurchase agreements in

Semiannual Report • December 31, 2022	81

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian under a Master Repurchase Agreement for investment companies and other clients advised by the Sub-adviser (as defined below) and its affiliates. A Fund may participate with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Repurchase agreements are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Repurchase agreement amounts, if any, presented on the Summary Schedule of Investments are gross settlement amounts.

Swap Contracts – Certain Funds may invest in swap contracts. Swap contracts are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap contracts may be privately negotiated in the over-the-counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”).

A Fund may enter into credit default, interest rate and/or total return swap contracts to manage the Fund’s exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap contract in order to provide assets in the event of a default or bankruptcy.

Centrally Cleared Swaps are marked to market daily and the change, if any, is recorded as variation margin on centrally cleared swap contracts on the Statements of Assets and Liabilities. OTC Swaps are marked to market daily and the change, if any, is included in the over-the-counter swap contracts, at value line item on the Statements of Assets and Liabilities. Both OTC and Centrally Cleared Swaps show this component as change in unrealized appreciation/(depreciation) on the Statements of Operations. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or (losses) are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap contract to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap contract, these payments are recorded as realized gain/(loss) on the Statements of Operations. Net periodic payments received/(paid) by the Fund are also included in the realized gain/ (loss) on swap contracts on the Statements of Operations. Swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Interest Rate Swaps – Core Bond Fund and Core Plus Bond Fund may enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates or on an inflation index. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate. During the period, the Core Plus Bond Fund entered into interest rate swap contracts.

Credit Default Swap Contracts – Core Plus Bond Fund may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or (loss).

82	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Summary Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Summary Schedule of Investments. During the period, the Core Plus Bond Fund entered into credit default swap contracts.

Total Return Swap Contracts – Core Plus Bond Fund may enter into total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in unrealized appreciation/(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as net realized gain/(loss) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Summary Schedule of Investments.

c) Loan Participation, Assignments and Unfunded Commitments – Certain Funds may enter into loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Funds to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily and any unrealized appreciation/ (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments, and certain loan participations and assignments which were liquid,

Semiannual Report • December 31, 2022	83

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

when purchased, may become illiquid. The following table summarizes Core Plus Bond Fund’s unfunded loan positions as of December 31, 2022.

Fund	Borrower	Unfunded Bank Loan Commitment (000s)	Value of Underlying Bank Loan Commitment (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Core Plus Bond Fund	Athena Health Group, Inc.	$428	$398	$(30)
Core Plus Bond Fund	Osmosis Buyer Ltd.	175	171	(4)

				$(34)

d) Restricted Securities – The Funds may own investment securities that are unregistered or have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. The Funds held the following restricted securities at December 31, 2022.

Bridge Builder Core Plus Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2022 (000s)	% of Net Assets at December 31, 2022
Adani Green Energy Ltd.	3/14/2022	$411	$200	0.00	%*
Alfa SAB de CV	10/14/2022	258	257	0.00	*
Arabian Centres Sukuk Ltd.	11/5/2021	479	217	0.00	*
Atento Luxco 1 SA	10/27/2022	44	58	0.00	*
Banco Mercantil del Norte SA	4/27/2022	437	195	0.00	*
Braskem Idesa SAPI	5/3/2022	286	223	0.00	*
Cold Storage Trust 2020-ICE5	10/22/2020	3,534	3,419	0.01
Colombia Telecomunicaciones SA ESP	7/7/2022	675	319	0.00	*
Comision Federal de Electricidad	10/3/2022	370	370	0.00	*
Dar Al-Arkan Sukuk Co. Ltd.	9/14/2022	225	224	0.00	*
Deutsche Bank AG	6/21/2021	3,346	2,501	0.01
Egypt Government International Bond	11/16/2022 -11/22/2022	699	693	0.01
Emirates NBD Bank PJSC	11/5/2021	773	371	0.00	*
Empresa Nacional del Petroleo	9/14/2022	346	350	0.00	*
Fresnillo Plc	7/21/2022	301	315	0.00	*
Gaci First Investment Co.	10/5/2022	2,328	2,350	0.01
Ghana Government International Bond	2/4/2022	276	85	0.00	*
Gruma SAB de CV	10/3/2022	253	253	0.00	*
Grupo Bimbo SAB de CV	11/2/2022	215	214	0.00	*
Grupo Posadas SAB de CV	9/6/2022 - 9/28/2022	191	207	0.00	*
GUSAP III LP	8/10/2022 - 8/16/2022	653	578	0.00	*
Hungary Government International Bond	11/14/2022	818	849	0.01
Industrias Penoles SAB de CV	4/1/2022 - 4/11/2022	556	449	0.00	*
Intelsat SA	6/19/2017 - 2/24/2022	24,897	10,213	0.04
Ivory Coast Government International Bond	3/11/2022	593	242	0.00	*
Metalsa S A P I de CV	11/2/2021 - 11/9/2021	288	222	0.00	*
Mexico City Airport Trust	9/14/2022	349	357	0.00	*
Minera Mexico SA de CV	7/6/2022	328	151	0.00	*
Morgan Stanley	2/11/2020	12,558	8,459	0.03
Movida Europe SA	3/2/2022	377	172	0.00	*
Neiman Marcus Group, Inc.	9/25/2020	2,007	10,973	0.04
Nemak SAB de CV	11/2/2021 - 11/3/2021	376	193	0.00	*
OCP SA	9/23/2022	252	252	0.00	*
Oi SA	11/5/2021	353	33	0.00	*
Oleoducto Central SA	7/13/2022 - 12/6/2022	664	595	0.01
Oman Government International Bond	7/6/2022	1,590	1,200	0.01
Oracle Corp.	6/17/2021 - 10/5/2021	9,699	6,039	0.02
Promigas SA ESP	11/4/2021	379	307	0.00	*
Puma International Financing SA	4/25/2022	318	249	0.00	*
Romanian Government International Bond	12/14/2022 - 12/16/2022	578	564	0.00	*
Saudi Government International Bond	11/16/2022	863	436	0.00	*

84	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Bridge Builder Core Plus Bond Fund (Continued)

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2022 (000s)	% of Net Assets at December 31, 2022
Stillwater Mining Co.	4/26/2022	$530	$250	0.00	%*
YPF SA	12/8/2022 - 12/12/2022	17	19	0.00	*

		$74,90	$55,623	0.20%

Bridge Builder Municipal Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2022 (000s)	% of Net Assets at December 31, 2022
Connector 2000 Association, Inc.	1/4/2022	$404	$314	0.00	%*
Mizuho Floater/Residual Trust	12/17/2020 - 8/17/2022	17,695	17,695	0.14
Public Finance Authority	5/19/2016 - 4/14/2020	6,175	5,285	0.05

		$24,274	$23,294	0.19%

Bridge Builder International Equity Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2022 (000s)	% of Net Assets at December 31, 2022
Severstal PAO**	7/15/2021 - 11/29/2021	$3,360	$—	0.00	%*
X5 Retail Group NV**	7/15/2021 - 1/27/2022	2,010	—	0.00	*

		$5,370	$—	0.00	%*

*	Amount less than 0.005%.
**	A zero balance may reflect actual amounts rounding to less than one thousand.

e) Defaulted Securities – Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when the collection of the interest income has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

f) Sale-buyback and Buy-saleback Transactions – A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date.

During the six-month period ended December 31, 2022, the Core Plus Bond Fund participated in sale-buyback transactions which were as follows:

Fund	Outstanding Sale-Buyback Transactions (000s)	Average Amount Borrowed (000s)	Incurred Interest Expense (000s)	% of Weighted Average Interest Rate
Core Plus Bond Fund	$427,940	$63,031	$878	0.98%

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement.

During the six-month period ended December 31, 2022, the Core Plus Bond Fund did not participate in buy-saleback transactions.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master

Semiannual Report • December 31, 2022	85

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund’s Summary Schedule of Investments.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. In calculating NAV, each Fund generally values its investment portfolio at market price. If market quotations are not readily available or they are unreliable, securities are valued at fair value. The Trustees have ultimate responsibility for determining the fair value of investments. Pursuant to new Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee of the Funds. The Adviser performs the fair value determination relating to the Funds’ investments that do not have readily available market quotations, or that have market quotations that are unreliable, subject to Board oversight and certain reporting and other requirements. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized including but not limited to: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Adviser has established a Valuation Committee with members from relevant departments within the Adviser to assist the Adviser in carrying out its responsibilities under Rule 2a-5 and in accordance with the Adviser’s valuation policy and procedures. The function of the Valuation Committee is to assess and manage any material risks associated with the determination of the fair value of the Funds’ investments, review the appropriateness and accuracy of fair value methodologies and monitor for circumstances that may necessitate the use of fair value pricing or a change in fair value methodologies, and to determine fair value for the Funds’ investments.

Additionally, the Adviser has adopted, and the Board has approved, valuation policies and procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If a readily-available market quotation for a security is unavailable or unreliable, the Adviser may utilize evaluated prices provided by independent pricing agents or brokers to assist in its determination of fair value, and may rely on its Valuation Committee to determine fair value in accordance with its valuation policies and procedures adopted by the Adviser. In such circumstances where fair value pricing is necessary, securities are valued in accordance with the Adviser’s valuation policies and procedures and implemented through the Adviser’s Valuation Committee described above. In establishing a fair value for an investment, the Adviser will use valuation methodologies established by the Adviser and may consider inputs and methodologies provided by, among others, third-party independent pricing agents and/or independent broker dealers.

Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Adviser attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Adviser may value those securities higher or lower than a fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

86	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

b) Fair Value Hierarchy – The Adviser has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Adviser’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s evaluated price provided by an independent pricing service. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using independent pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Semiannual Report • December 31, 2022	87

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the bid and ask price on the relevant exchange closest to the close of the NYSE, or at the bid, if no ask is available and are categorized as Level 2 of the fair value hierarchy.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Adviser, on behalf of the Funds, value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented in the Summary Schedule of Investments as of December 31, 2022.

Bridge Builder Core Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Asset-Backed Obligations	$—	$1,914,277	$40,008	$1,954,285
Corporate Bonds
Basic Materials	—	124,245	—	124,245
Communications	—	350,749	—	350,749
Consumer, Cyclical	—	233,509	—	233,509
Consumer, Non-cyclical	—	559,782	—	559,782
Energy	—	505,383	—	505,383
Financials	—	1,748,763	—	1,748,763
Industrials	—	257,281	—	257,281
Technology	—	219,007	—	219,007
Utilities	—	524,053	—	524,053
Government Related
Other Government Related	—	231,124	—	231,124
U.S. Treasury Obligations	—	2,961,002	—	2,961,002
Mortgage-Backed Obligations	—	5,838,471	13,666	5,852,137
Preferred Stocks
Financials	2,233	—	—	2,233
Short-Term Investments
Money Market Funds	365,658	—	—	365,658
Time Deposits	—	2,221	—	2,221
Futures Contracts (1)	918	—	—	918
Total Assets	$368,809	$15,469,867	$53,674	$15,892,350
Liabilities
TBA Sale Commitments	$—	$(60,265)	$—	$(60,265)
Futures Contracts (1)	(3,736)	—	—	(3,736)
Total Liabilities	$(3,736)	$(60,265)	$—	$(64,001)

88	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Bridge Builder Core Plus Bond Fund
	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Asset-Backed Obligations	$—	$3,513,269	$—		$3,513,269
Corporate Bonds
Basic Materials	—	248,242	—		248,242
Communications	—	886,513	—	(2)	886,513
Consumer, Cyclical	—	621,613	—	(2)	621,613
Consumer, Non-cyclical	—	905,829	—		905,829
Diversified	—	257	—		257
Energy	—	642,510	—		642,510
Financials	—	3,496,662	—		3,496,662
Government	—	32,572	—		32,572
Industrials	—	372,541	—		372,541
Technology	—	427,511	—		427,511
Utilities	—	551,488	—		551,488
Convertible Securities
Communications	—	29,572	—		29,572
Consumer, Cyclical	—	10,383	—		10,383
Consumer, Non-cyclical	—	37,658	—		37,658
Government Related
Other Government Related	—	484,205	—		484,205
U.S. Treasury Obligations	—	4,609,519	—		4,609,519
Mortgage-Backed Obligations	—	9,974,202	—		9,974,202
U.K. Treasury Bonds	—	616	—		616
Bank Loans	—	342,504	46,397		388,901
Common Stocks
Communications	5,227	10,213	2,016		17,456
Consumer Discretionary	—	—	10,973		10,973
Energy	399	—	—		399
Financials	39	—	—	(2)	39
Convertible Preferred Stocks
Financials	51,139	—	—		51,139
Preferred Stocks
Financials	—	—	7		7
Rights
Communications	—	—	—	(2)	—
Warrants
Communications	—	—	81		81
Short-Term Investments
Money Market Funds	614,185	—	—		614,185
Government Related	—	415,105	—		415,105
Commercial Paper	—	6,475	—		6,475
Repurchase Agreements	—	871,700	—		871,700
U.S. Treasury Bills	—	1,690,940	—		1,690,940
Time Deposits	—	27,871	—		27,871
Futures Contracts (1)	11,727	—	—		11,727
Forward Foreign Currency Exchange Contracts (1)	—	12,092	—		12,092
Swap Contracts (1)	—	111,363	—		111,363
Total Assets	$682,716	$30,333,425	$59,474		$31,075,615
Liabilities
TBA Sale Commitments	$—	$(174,430)	$—		$(174,430)
Futures Contracts (1)	(21,525)	—	—		(21,525)
Forward Foreign Currency Exchange Contracts (1)	—	(39,534)	—		(39,534)
Swap Contracts (1)	—	(162,080)	—		(162,080)
Total Liabilities	$(21,525)	$(376,044)	$—		$(397,569)

Semiannual Report • December 31, 2022	89

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Bridge Builder Municipal Bond Fund
	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Municipal Bonds
Education	$—	$904,970	$—	$904,970
General Obligation	—	2,277,426	—	2,277,426
General Revenue	—	3,446,461	—	3,446,461
Healthcare	—	1,377,037	—	1,377,037
Housing	—	798,810	—	798,810
Transportation	—	1,885,721	—	1,885,721
Utilities	—	1,148,466	—	1,148,466
Short-Term Investments
Money Market Funds	248,289	—	—	248,289
Time Deposits	—	23	—	23
Futures Contracts (1)	2,170	—	—	2,170
Total Assets	$250,459	$11,838,914	$—	$12,089,373

Bridge Builder Large Cap Growth Fund
	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$1,509,325	$—	$—	$1,509,325
Consumer Discretionary	2,441,142	112,600	—	2,553,742
Consumer Staples	826,972	—	—	826,972
Energy	358,743	—	—	358,743
Financials	1,945,625	—	—	1,945,625
Healthcare	3,387,547	—	—	3,387,547
Industrials	777,785	—	—	777,785
Information Technology	5,352,064	43,463	—	5,395,527
Materials	715,277	—	—	715,277
Real Estate	432,046	—	—	432,046
Utilities	994	—	—	994
Preferred Stocks
Consumer Discretionary	—	23,601	—	23,601
Short-Term Investments
Money Market Funds	601,742	—	—	601,742
Time Deposits	—	826	—	826
Total Assets	$18,349,262	$180,490	$—	$18,529,752
Liablities
Futures Contracts (1)	$(406)	$—	$—	$(406)
Total Liabilities	$(406)	$—	$—	$(406)

90	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Bridge Builder Large Cap Value Fund
	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$994,823	$—	$—	$994,823
Consumer Discretionary	1,341,762	99,321	—	1,441,083
Consumer Staples	1,121,257	62,835	—	1,184,092
Energy	858,643	66,684	—	925,327
Financials	2,472,570	—	—	2,472,570
Healthcare	2,350,964	59,679	—	2,410,643
Industrials	2,124,877	132,487	—	2,257,364
Information Technology	1,411,872	73,903	—	1,485,775
Materials	671,695	—	9	671,704
Real Estate	433,548	—	—	433,548
Utilities	502,119	—	—	502,119
Convertible Preferred Stocks
Healthcare	11,277	—	—	11,277
Utilities	25,638	—	—	25,638
Preferred Stocks
Consumer Discretionary	—	45,004	—	45,004
Short-Term Investments
Money Market Funds	432,281	—	—	432,281
Time Deposits	—	1,526	—	1,526
Total Assets	$14,753,326	$541,439	$9	$15,294,774
Liabilities
Futures Contracts (1)	$(130)	$—	$—	$(130)
Total Liabilities	$(130)	$—	$—	$(130)

Bridge Builder Tax Managed Large Cap Fund
	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$146,576	$—	$—	$146,576
Consumer Discretionary	216,517	—	—	216,517
Consumer Staples	77,445	—	—	77,445
Energy	103,787	—	—	103,787
Financials	210,458	—	—	210,458
Healthcare	335,906	—	—	335,906
Industrials	188,503	—	—	188,503
Information Technology	469,796	—	—	469,796
Materials	100,280	—	—	100,280
Real Estate	42,445	—	—	42,445
Utilities	47,706	—	—	47,706
Short-Term Investments
Money Market Funds	49,098	—	—	49,098
Total Assets	$1,988,517	$—	$—	$1,988,517

Semiannual Report • December 31, 2022	91

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Bridge Builder Small/Mid Cap Growth Fund
	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$149,538	$—	$—	$149,538
Consumer Discretionary	626,748	—	—	626,748
Consumer Staples	258,805	—	—	258,805
Energy	155,812	—	—	155,812
Financials	565,175	—	—	565,175
Healthcare	1,257,243	—	13	1,257,256
Industrials	1,001,077	—	—	1,001,077
Information Technology	1,384,351	—	—	1,384,351
Materials	115,312	—	—	115,312
Real Estate	42,693	—	—	42,693
Utilities	3,771	—	—	3,771
Short-Term Investments
Money Market Funds	165,426	—	—	165,426
Time Deposits	—	2,654	—	2,654
Total Assets	$5,725,951	$2,654	$13	$5,728,618
Liabilities
Futures Contracts (1)	$(53)	$—	$—	$(53)
Total Liabilities	$(53)	$—	$—	$(53)

Bridge Builder Small/Mid Cap Value Fund
	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$91,572	$—	$—	$91,572
Consumer Discretionary	680,024	—	—	680,024
Consumer Staples	231,558	—	—	231,558
Energy	319,144	—	—	319,144
Financials	1,280,843	—	—	1,280,843
Healthcare	488,194	—	16	488,210
Industrials	1,127,780	1,265	—	1,129,045
Information Technology	512,292	—	—	512,292
Materials	451,220	—	5	451,225
Real Estate	332,801	—	—	332,801
Utilities	313,109	—	—	313,109
Rights
Consumer Discretionary	—	—	—	—
Exchange Traded Funds	23,052	—	—	23,052
Short-Term Investments
Money Market Funds	118,300	—	—	118,300
Time Deposits	—	2,493	—	2,493
Total Assets	$5,969,889	$3,758	$21	$5,973,668
Liablities
Futures Contracts (1)	$(39)	$—	$—	$(39)
Total Liabilities	$(39)	$—	$—	$(39)

92	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Bridge Builder Tax Managed Small/Mid Cap Fund
	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$14,523	$—	$—		$14,523
Consumer Discretionary	80,816	—	—		80,816
Consumer Staples	24,549	—	—		24,549
Energy	29,763	—	—		29,763
Financials	96,526	—	—		96,526
Healthcare	84,055	—	—	(2)	84,055
Industrials	133,842	—	—		133,842
Information Technology	104,892	—	—		104,892
Materials	29,473	—	—		29,473
Real Estate	23,977	—	—		23,977
Utilities	16,251	—	—		16,251
Short-Term Investments
Money Market Funds	20,703	—	—		20,703
Time Deposits	—	1,019	—		1,019
Total Assets	$659,370	$1,019	$—		$660,389

Bridge Builder International Equity Fund
	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$23,496	$756,226	$—		$779,722
Consumer Discretionary	214,829	1,889,188	—		2,104,017
Consumer Staples	34,261	1,267,958	—	(2)	1,302,219
Energy	12,302	638,173	—		650,475
Financials	159,472	2,307,623	1,184		2,468,279
Healthcare	276,177	1,721,641	—		1,997,818
Industrials	237,889	2,341,904	—		2,579,793
Information Technology	368,228	1,023,233	—		1,391,461
Materials	6,397	666,976	—	(2)	673,373
Real Estate	—	42,339	—		42,339
Utilities	—	436,619	—		436,619
Preferred Stocks
Consumer Discretionary	—	44,888	—		44,888
Consumer Staples	—	795	—		795
Healthcare	—	479	—		479
Rights
Industrials	2	—	—		2
Short-Term Investments
Money Market Funds	136,190	—	—		136,190
Time Deposits	—	28,892	—		28,892
Futures Contracts (1)	—	—	—		—
Total Assets	$1,469,243	$13,166,934	$1,184		$14,637,361
Liabilities
Futures Contracts (1)	$(90)	$—	$—		$(90)
Total Liabilities	$(90)	$—	$—		$(90)

Semiannual Report • December 31, 2022	93

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Bridge Builder Tax Managed International Equity Fund
	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$1,207	$20,990	$—	$22,197
Consumer Discretionary	8,056	97,626	—	105,682
Consumer Staples	12,149	66,399	—	78,548
Energy	4,168	26,587	—	30,755
Financials	10,839	140,382	—	151,221
Healthcare	5,953	130,708	—	136,661
Industrials	8,247	132,837	—	141,084
Information Technology	12,422	82,563	265	95,250
Materials	310	73,705	—	74,015
Real Estate	—	5,869	—	5,869
Utilities	—	19,394	—	19,394
Preferred Stocks
Consumer Discretionary	—	5,422	—	5,422
Consumer Staples	—	54	—	54
Healthcare	—	939	—	939
Short-Term Investments
Money Market Funds	26,064	—	—	26,064
Time Deposits	—	3,950	—	3,950
Total Assets	$89,415	$807,425	$265	$897,105

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps, interest rate swaps and inflation linked swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued less than one thousand.

94	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The Core Bond, Core Plus Bond, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap Fund, International Equity Fund and Tax Managed International Equity Fund all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Core Bond, Core Plus Bond, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap Fund, International Equity Fund and Tax Managed International Equity Fund have been deemed immaterial with respect to each Fund.

The realized and unrealized gains/(losses) from Level 3 transactions are included with the net realized gain/(loss) on investments and net change in unrealized appreciation/(depreciation) on investments on the Statements of Operations, respectively.

5. DERIVATIVE INSTRUMENTS

Certain Funds use derivative instruments as part of their investment strategy to achieve their stated investment objective. The Funds’ derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities across derivative types that are subject to master netting arrangements in the Statements of Assets and Liabilities. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at period end.

	Assets			Liabilities
	Unrealized Appreciation on Futures Contracts* (000s)	Swaps at Value* (000s)	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts (000s)	Unrealized Depreciation on Futures Contracts* (000s)	Swaps at Value* (000s)	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts (000s)
Interest Rate Risk:
Core Bond Fund	$918	$—	$—	$(3,736)	$—	$—
Core Plus Bond Fund	11,727	104,351	—	(21,525)	(158,207)	—
Municipal Bond Fund	2,170	—	—	—	—	—
Equity Risk:
Large Cap Growth Fund(1)	—	—	—	(406)	—	—
Large Cap Value Fund	—	—	—	(130)	—	—
Small/Mid Cap Growth Fund	—	—	—	(53)	—	—
Small/Mid Cap Value Fund	—	—	—	(39)	—	—
International Equity Fund	0	—	—	(90)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	—	12,092	—	—	(39,534)
Credit Risk:
Core Plus Bond Fund	—	7,012	—	—	(3,873)	—

*

May include cumulative unrealized appreciation/(deprecation) as reported on the Summary Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange traded derivatives and centrally-cleared derivatives.

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Semiannual Report • December 31, 2022	95

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The following table lists the effect of derivative instruments held by the Funds, by primary underlying risk and contract type, on the Statements of Operations for the six-month period ended December 31, 2022.

	Realized Gain/(Loss) on Derivatives recognized as a result of Operations			Net Change in Unrealized Appreciation/(Depreciation) on Derivatives recognized as a result of Operations
	Futures Contracts (000s)	Forward Foreign Currency Exchange Contracts (000s)	Swaps (000s)	Futures Contracts (000s)	Forward Foreign Currency Exchange Contracts (000s)	Swaps (000s)
Interest Rate Risk:
Core Bond Fund	$(52,806)	$—	$—	$2,327	$—	$—
Core Plus Bond Fund	(198,912)	—	4,803	5,464	—	(13,311)
Municipal Bond Fund	18,949	—	—	(1,811)	—	—
Equity Risk:
Large Cap Growth Fund	591	—	—	(160)	—	—
Large Cap Value Fund	(47)	—	—	(32)	—	—
Small/Mid Cap Growth Fund	118	—	—	5	—	—
Small/Mid Cap Value Fund	(157)	—	—	83	—	—
International Equity Fund	344	—	—	(28)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	28,692	—	—	(39,035)	—
Credit Risk:
Core Plus Bond Fund	—	—	(18,988)	—	—	42,525

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of December 31, 2022:

Core Plus Bond Fund
	Investment Type	Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities (000s)	Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Gross Amounts not offset in the Statements of Assets & Liabilities (000s)		Net Amount (000s)
Counterparty					Financial Instruments	Collateral Received
Bank of America	Credit Default Swap Contracts	$8	$(8)	$—	$—	$—	$—
Bank of America	Forward Foreign Currency Exchange Contracts	1,313	(1,313)	—	—	—	—
Barclays Bank	Credit Default Swap Contracts	632	—	632	—	—	632
Barclays Bank	Forward Foreign Currency Exchange Contracts	21	(21)	—	—	—	—
BNP Paribas	Forward Foreign Currency Exchange Contracts	3,235	(2,643)	592	—	(490)	102
Citibank	Credit Default Swap Contracts	76	—	76	—	—	76
Citibank	Interest Rate Swap Contracts	14	(14)	—	—	—	—

96	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Core Plus Bond Fund (continued)
	Investment Type	Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities (000s)	Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Gross Amounts not offset in the Statements of Assets & Liabilities (000s)		Net Amount (000s)
Counterparty					Financial Instruments	Collateral Received
Citibank	Forward Foreign Currency Exchange Contracts	$2	$(2)	$—	$—	$—	$—
Deutsche Bank	Credit Default Swap Contracts	13	—	13	—	—	13
Deutsche Bank	Forward Foreign Currency Exchange Contracts	282	(282)	—	—	—	—
Goldman Sachs	Credit Default Swap Contracts	279	(279)	—	—	—	—
Goldman Sachs	Interest Rate Swap Contracts	14	—	14	—	—	14
Goldman Sachs	Forward Foreign Currency Exchange Contracts	1,077	(315)	762	—	(520)	242
J.P. Morgan	Forward Foreign Currency Exchange Contracts	729	(729)	—	—	—	—
Morgan Stanley	Credit Default Swap Contracts	21	(21)	—	—	—	—
Morgan Stanley	Forward Foreign Currency Exchange Contracts	5,311	(1,801)	3,510	—	(1,480)	2,030
UBS	Forward Foreign Currency Exchange Contracts	122	—	122	—	—	122
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		13,149	(7,428)	5,721	—	(2,490)	3,231
	Investment Type	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities (000s)	Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Gross Amounts not offset in the Statements of Assets & Liabilities (000s)		Net Amount (000s)
Counterparty					Financial Instruments	Collateral Pledged
Bank of America	Credit Default Swap Contracts	$165	$(8)	$157	$—	$—	$157
Bank of America	Forward Foreign Currency Exchange Contracts	21,598	(1,313)	20,285	—	—	20,285
Barclays Bank	Forward Foreign Currency Exchange Contracts	60	(21)	39	—	—	39
BNP Paribas	Credit Default Swap Contracts	75	—	75	—	—	75

Semiannual Report • December 31, 2022	97

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Core Plus Bond Fund (continued)
Counterparty					Financial Instruments	Collateral Received
	Investment Type	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities (000s)	Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Gross Amounts not offset in the Statements of Assets & Liabilities (000s)		Net Amount (000s)
Counterparty					Financial Instruments	Collateral Pledged
BNP Paribas	Forward Foreign Currency Exchange Contracts	$2,643	$(2,643)	$—	$—	$—	$—
Citibank	Interest Rate Swap Contracts	25	(14)	11	—	—	11
Citibank	Forward Foreign Currency Exchange Contracts	2	(2)	—	—	—	—
Deutsche Bank	Forward Foreign Currency Exchange Contracts	4,152	(282)	3,870	—	—	3,870
Goldman Sachs	Credit Default Swap Contracts	330	(279)	51	—	—	51
Goldman Sachs	Forward Foreign Currency Exchange Contracts	315	(315)	—	—	—	—
J.P. Morgan	Credit Default Swap Contracts	157	—	157	—	—	157
J.P. Morgan	Interest Rate Swap Contracts	19	—	19	—	—	19
J.P. Morgan	Forward Foreign Currency Exchange Contracts	8,963	(729)	8,234	—	—	8,234
Morgan Stanley	Credit Default Swap Contracts	393	(21)	372	—	—	372
Morgan Stanley	Forward Foreign Currency Exchange Contracts	1,801	(1,801)	—	—	—	—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		40,698	(7,428)	33,270	—	—	33,270

98	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The Funds’ average monthly notional amount of derivatives during the six-month period ended December 31, 2022 were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund* (000s)	Municipal Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	International Equity Fund* (000s)
Futures Contracts
Average Notional Balance – Long	$889,875	$5,144,783	$—	$8,680	$4,847	$3,188	$3,732	$5,087
Average Notional Balance – Short	(84,390)	(449,416)	(306,301)	—	—	—	—	—
Forward Foreign Currency Exchange Contracts
Average Amounts – Purchased	—	1,550,123	—	—	—	—	—	—
Average Amounts – Sold	—	(937,150)	—	—	—	—	—	—
Credit Default Swaps
Average Amounts – Buy Protection	—	76,955	—	—	—	—	—	—
Average Amounts – Sell Protection	—	(645,178)	—	—	—	—	—	—
Interest Rate Swaps
Average Amounts – Pays Fixed Rate	—	747,982	—	—	—	—	—	—
Average Amounts – Receives Fixed Rate	—	(1,786,236)	—	—	—	—	—	—
Inflation Linked Swaps
Average Amounts – Receives Floating Rate	—	32,152	—	—	—	—	—	—
Average Amounts – Pays Floating Rate	—	(1,736)	—	—	—	—	—	—

*	Notional amounts shown have been converted to USD.

6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds’ investments.

The Adviser provides the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Funds and furnishes continuously an investment program for the Funds. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination, and monitors the ongoing performance, of the investment advisers (the “Sub-advisers”) and allocates Fund assets among the Sub-advisers.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Funds pay the Adviser an investment advisory fee at an annual rate based on a percentage of each Fund’s average daily net assets. For its advisory services, the investment advisory fee shall be accrued daily by the Fund and paid to the Adviser on the first business day of the succeeding month. In an effort to pass along lower fund expenses to shareholders, the Adviser does not retain any portion of the advisory fees. The Adviser has contractually agreed to waive its advisory fees for each Fund to the extent advisory fees paid to the Adviser exceed the aggregate advisory fees the Fund is required to pay its Sub-advisers. The annual advisory fee and amounts of advisory fees waived by the Adviser during the period ended December 31, 2022 are noted in the table below:

Fund	Annual Management Fee	Management Fees Waived by Adviser (000s)
Core Bond Fund	0.32%	$17,343
Core Plus Bond Fund	0.36	34,193
Municipal Bond Fund	0.36	13,214
Large Cap Growth Fund	0.44	22,337
Large Cap Value Fund	0.44	18,761
Tax Managed Large Cap Fund	0.44	784
Small/Mid Cap Growth Fund	0.64	8,189
Small/Mid Cap Value Fund	0.64	8,005
Tax Managed Small/Mid Cap Fund	0.64	357
International Equity Fund	0.60	18,616
Tax Managed International Equity Fund	0.60	382

Semiannual Report • December 31, 2022	99

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

None of the advisory fees waived by the Adviser pursuant to the agreement described above are subject to recoupment by the Adviser.

The Adviser has selected and the Board has approved the following Sub-advisers to sub-advise discrete portions of each of the Fund’s assets:

Fund	Sub-advisers
Core Bond Fund	Robert W. Baird & Co., Inc. J.P. Morgan Investment Management, Inc. Loomis, Sayles & Company, L.P. PGIM, Inc.
Core Plus Bond Fund	Pacific Investment Management Company LLC Loomis, Sayles & Company, L.P. Metropolitan West Asset Management, LLC * BlackRock Investment Management, LLC
Municipal Bond Fund	FIAM, LLC T. Rowe Price Associates, Inc. BlackRock Investment Management, LLC MacKay Shields LLC
Large Cap Growth Fund	Lazard Asset Management LLC Sustainable Growth Advisers, LP Jennison Associates LLC BlackRock Investment Management, LLC
Large Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC Wellington Management Company LLP Artisan Partners Limited Partnership BlackRock Investment Management, LLC T. Rowe Price Associates, Inc. LSV Asset Management
Tax Managed Large Cap Fund	Barrow, Hanley, Mewhinney & Strauss, LLC ClearBridge Investments, LLC Parametric Portfolio Associates, LLC T. Rowe Price Associates, Inc.
Small/Mid Cap Growth Fund

Champlain Investment Partners, LLC

Eagle Asset Management, Inc.

Stephens Investment Management Group, LLC

BlackRock Investment Management, LLC

Artisan Partners Limited Partnership

Driehaus Capital Management LLC

Victory Capital Management Inc.

Small/Mid Cap Value Fund

Boston Partners Global Investors, Inc.

Vaughan Nelson Investment Management, L.P.

Silvercrest Asset Management Group LLC

BlackRock Investment Management, LLC

LSV Asset Management

MFS Investment Management

Diamond Hill Capital Management, Inc.

American Century Investment Management, Inc.

Tax Managed Small/Mid Cap Fund

AllianceBernstein L.P.

Goldman Sachs Asset Management L.P.

J.P. Morgan Investment Management, Inc.

Neuberger Berman Investment Advisers, LLC

Parametric Portfolio Associates, LLC

Allspring Global Investments, LLC

International Equity Fund

Baillie Gifford Overseas Limited

Mondrian Investment Partners Limited

WCM Investment Management, LLC

BlackRock Investment Management, LLC

Pzena Investment Management, LLC

Marathon Asset Management Limited

100	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Fund	Sub-advisers
Tax Managed International Equity Fund	Parametric Portfolio Associates, LLC Pzena Investment Management, LLC T. Rowe Price Associates, Inc. Walter Scott & Partners Limited

*

Blackrock has entered into a sub-sub-advisory agreement with each of Blackrock International Limited (“BIL”), a U.K.-based affiliate of Blackrock, and Blackrock (Singapore) Limited (“BRS”), a Singapore-based affiliate of Blackrock, to facilitate the provision of advice and trading out of non-U.S. jurisdictions. BIL and BRS, each registered as an investment adviser with the SEC, organized in 1995 and 2000, respectively.

Subject to the supervision of the Adviser, the Sub-advisers provide the Funds, among other services, a continuous investment program and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Funds, each Sub-adviser is entitled to receive fees directly from each Fund it serves, except that any fees payable to BIL or BRS for their services as sub-sub-advisers to the Core Plus Bond Fund would be paid by BlackRock (and not the Adviser or the Core Plus Bond Fund).

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, effective until October 28, 2023 (the “Expense Limitation Agreement”), the Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to each of the amounts listed below (each an “Expense Cap”).

Fund	Expense Cap
Core Bond Fund	0.48%
Core Plus Bond Fund	0.42
Municipal Bond Fund	0.48
Large Cap Growth Fund	0.51
Large Cap Value Fund	0.51
Tax Managed Large Cap Fund	0.51
Small/Mid Cap Growth Fund	0.73
Small/Mid Cap Value Fund	0.73
Tax Managed Small/Mid Cap Fund	0.73
International Equity Fund	0.67
Tax Managed International Equity Fund	0.67

Any fee reductions or expense payments made by the Adviser pursuant to the Expense Limitation Agreement are subject to reimbursement by a Fund, if requested by the Adviser in the thirty-six (36) month period following such fee waiver and/or expense payment, if the aggregate amount actually paid by the Fund toward its aggregate operating expenses, as accrued each month (taking into account the reimbursement) does not exceed the applicable Expense Cap accrued for such month (a) at the time of the fee waiver and/or expense payment and (b) at the time of the reimbursement. For the period ended December 31, 2022, the amounts available for potential future recoupment by the Adviser as of December 31, 2022 is as follows:

Fund	Fees reimbursed by Adviser (000s)
Tax Managed Large Cap Fund	$(48)
Tax Managed Small/Mid Cap Fund	(48)
Tax Managed International Equity Fund	(59)

The Adviser has until June 30, 2025 to recoup these amounts.

Administrator – Brown Brothers Harriman & Co. (“BBH”) acts as Administrator to the Trust pursuant to an Administrative Agency Agreement. As Administrator, BBH provides certain services to the Trust, including, among

Semiannual Report • December 31, 2022	101

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

other responsibilities, administrative, tax, legal, accounting services, portfolio compliance monitoring, and financial reporting for the maintenance and operations of the Funds. In addition, BBH makes available the personnel and facilities to provide such services. In its capacity as Administrator, BBH does not have any responsibility or authority for the portfolio management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Pursuant to the Administrative Agency Agreement, the Trust has agreed to pay such compensation as is mutually agreed upon from time to time and such out-of-pocket expenses as incurred by BBH in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the Administration fee in the Statements of Operations.

Custodian – BBH also acts as Custodian to the Trust. In this capacity, BBH holds all cash and, directly or through a book entry system or an agent, securities of each Fund, delivers and receives payment for securities sold by such Fund, collects income from investments of each Fund and performs other duties as set forth in the Custodian Agreement between the Trust, on behalf of the Funds, and BBH. Custodian fees are paid monthly and based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Funds for custody services are included in Custody fees in the Statements of Operations.

Trustees – Trustee fees and expenses displayed in the Statements of Operations include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined by the 1940 Act (an “Independent Trustee”) of the Trust or a non-Edward Jones interested trustee. The Trustees who are affiliated with the Adviser or its parent company, are not compensated by the Trust.

Affiliated Transactions – The Funds may participate in purchase and sale transactions with other Funds or accounts that have a common investment adviser or Sub-adviser, commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security.

During the six-month period ended December 31, 2022, the aggregate value of purchases and sales cross trades with other Funds or accounts were as follows:

	Purchases (000s)	Sales (000s)	Realized Gain/(Loss) (000s)
Core Plus Bond Fund	$741	$—	$—
Large Cap Growth Fund	123,073	2,264	(1,611)
Large Cap Value Fund	1,283	21,900	(1,592)
Small/Mid Cap Growth Fund	2,524	1,232	(314)
Small/Mid Cap Value Fund	1,275	9,465	(12)
International Equity Fund	30,967	28,257	(4,419)

7. INTERFUND LENDING AGREEMENT

On June 1, 2016, the Funds received exemptive relief from the SEC to enter into a master interfund lending agreement with each other that permits each Fund to lend money directly to and borrow money directly from other Funds for temporary purposes. Each Fund may lend, in the aggregate, up to 15% of its current net assets at the time of the loan but no more than 5% of its lending Fund’s net assets may be loaned to a single fund. A loan under the agreement will not exceed duration of seven days and interest is charged on borrowings at a rate determined based on current short-term market interest rates and short-term lending rates available to the Funds. As of December 31, 2022, the Funds have yet to lend under this agreement.

102	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

8. INVESTMENT TRANSACTIONS

For the period ended December 31, 2022, purchases and sales of investment securities, other than short-term investments, were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/ Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Purchases:
U.S. Government	$11,246,922	$28,668,646	$—	$—	$—	$—	$—	$—	$—	$—	$—
Other	2,104,362	3,922,227	3,133,754	4,380,628	911,708	1,811,826	2,046,092	970,949	606,601	1,970,359	757,079
Sales:
U.S. Government	11,600,996	29,663,858	5	—	—	—	—	—	—	—	—
Other	2,373,945	5,482,530	1,658,294	1,376,903	3,688,019	38,398	1,684,224	1,295,702	55,307	1,304,755	21,871

9. FEDERAL INCOME TAX INFORMATION

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary differences and permanent reclassifications have no effect on net assets. For the fiscal year or period ended June 30, 2022, the Funds made permanent book-to-tax reclassifications primarily related to the treatment of foreign currency, partnership taxable income, passive foreign investment company sales adjustments, paydowns, dividend re-designations, utilization of earnings and profits distributed to shareholders on redemption of shares and differences between book and tax amortization methods for market premium.

For the fiscal year ended June 30, 2022, the Funds made the following reclassifications between total distributable earnings and paid-in capital:

	Total Distributable Earnings/(Loss) (000s)	Paid-in Capital (000s)
Core Bond Fund	$6	$(6)
Core Plus Bond Fund*	0	0
Municipal Bond Fund	—	—
Large Cap Growth Fund	3	(3)
Large Cap Value Fund	(18,000)	18,000
Tax Managed Large Cap Fund	—	—
Small/Mid Cap Growth Fund*	0	0
Small/Mid Cap Value Fund	(2,718)	2,718
Tax Managed Small/Mid Cap Fund	—	—
International Equity Fund	(5,000)	5,000
Tax Managed International Equity Fund	—	—

*	A zero balance may reflect actual amounts rounding to less than one thousand.

At June 30, 2022, gross unrealized appreciation and (depreciation) of investments and derivative contracts based on cost for federal income tax purposes were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/ Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Tax Cost of Portfolio	$19,142,804	$37,243,091	$11,417,187	$12,799,061	$13,910,748	$157,742	$5,265,880	$5,235,882	$94,396	$14,486,434	$109,032

Gross Unrealized App	$27,216	$361,148	$38,112	$3,733,694	$4,003,975	$681	$786,477	$1,318,605	$520	$1,678,817	$816
Gross Unrealized Dep	(1,552,528)	(3,195,853)	(685,786)	(1,168,209)	(936,793)	(10,239)	(729,526)	(528,124)	(7,564)	(2,578,986)	(10,290)

Net Unrealized App/(Dep)	$(1,525,312)	$(2,834,705)	$(647,674)	$2,565,485	$3,067,182	$(9,558)	$56,951	$790,481	$(7,044)	$(900,169)	$(9,474)

Semiannual Report • December 31, 2022	103

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The differences between book basis and tax basis appreciation/(depreciation) on investments is primarily attributable to wash sale loss deferrals, and differences in the tax treatment of mark to market on passive foreign investment companies, mark to market on derivatives, non-REIT return of capital, outstanding partnership basis, the amortization of premiums and defaulted bond accrual.

As of June 30, 2022, the components of distributable earnings/(losses) on a tax basis were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Tax Managed Large Cap Fund (000s)	Small/ Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/ Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Accumulated Capital and Losses (1)	$(315,507)	$(1,144,088)	$(66,667)	$(112,242)	$—	$—	$(318,880)	$—	$(28)	$—	$—
Other (2)(3)	(66)	(3,443)	(16)	(3)	(2)	—	0	—	—	(12)	—
Undistributed Ordinary Income	—	38,593	—	58,946	66,018	114	3,917	20,349	44	153,311	336
Undistributed Tax Exempt Income	—	—	3,647	—	—	—	—	—	—	—	—
Undistributed Long Term Capital Gain	—	—	—	—	850,758	1	41	341,696	—	69,366	—
Unrealized Appreciation/ (Depreciation)	(1,525,362)	(2,837,515)	(647,675)	2,565,311	3,066,999	(9,552)	56,951	790,480	(7,027)	(910,072)	(9,475)

Total Distributable Earnings/(Loss)	$(1,840,935)	$(3,946,453)	$(710,711)	$2,512,012	$3,983,773	$(9,437)	$(257,971)	$1,152,525	$(7,011)	$(687,407)	$(9,139)

(1)	Includes capital loss carryforwards and late year loss deferrals.

(2)	Includes straddle loss deferrals and organizational costs.

(3)	A zero balance may reflect actual amounts rounding to less than one thousand.

The differences between book basis and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including paydowns, organizational costs, straddle loss deferrals, and capital loss carryforwards.

At June 30, 2022, the Funds had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

As of June 30, 2022, the Funds had the following net capital loss carryforwards remaining:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Tax Managed Large Cap Fund (000s)	Small/ Mid Cap Growth Fund (000s)	Small/ Mid Cap Value Fund (000s)	Tax Managed Small/ Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Short-Term	$—	$—	$42,681	$—	$—	$—	$—	$—	$28	$—	$—
Long-Term	—	—	23,986	—	—	—	—	—	—	—	—

	$—	$—	$66,667	$—	$—	$—	$—	$—	$28	$—	$—

At June 30, 2022, the Funds deferred, on a tax basis, the following post-October capital losses:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Large Cap Growth Fund (000s)	Small/Mid Cap Growth Fund (000s)
Loss deferral	$315,507	$1,144,088	$112,242	$318,880

104	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid by the Funds during the fiscal periods ended June 30, 2022 and June 30, 2021 were as follows:

	Core Bond Fund (000s)		Core Plus Bond Fund (000s)		Municipal Bond Fund (000s)		Large Cap Growth Fund (000s)
	2022	2021	2022	2021	2022	2021	2022	2021
Distributions paid from:
Ordinary Income (1)	$414,458	$503,702	$736,321	$897,442	$1,722	$751	$709,609	$355,405
Tax Exempt Income	—	—	—	—	207,681	167,297	—	—
Long-term Capital Gains	26,564	219,932	77,883	206,681	—	—	662,343	196,527
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$441,022	$723,634	$814,204	$1,104,123	$209,403	$168,048	$1,371,952	$551,932

	Large Cap Value Fund (000s)		Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)		Small/Mid Cap Value Fund (000s)
	2022	2021	2022	2022	2021	2022	2021
Distributions paid from:
Ordinary Income (1)	$593,022	$271,568	$—	$253,410	$200,473	$327,837	$73,292
Tax Exempt Income	—	—	—	—	—	—	—
Long-term Capital Gains	696,643	—	—	712,168	424,964	409,506	—
Return of Capital	—	—	—	—	—	—	—

Total Distributions Paid	$1,289,665	$271,568	$—	$965,578	$625,437	$737,343	$73,292

	Tax Managed Small/Mid Cap Fund (000s)	International Equity Fund (000s)		Tax Managed International Equity Fund (000s)
	2022	2022	2021	2022
Distributions paid from:
Ordinary Income (1)	$—	$676,301	$250,025	$—
Tax Exempt Income	—	—	—	—
Long-term Capital Gains	—	683,476	—	—
Return of Capital	—	—	—	—

Total Distributions Paid	$—	$1,359,777	$250,025	$—

(1)	Ordinary Income includes net short-term capital gains, if any.

10. RISKS

Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectuses and statements of additional information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Alternatively, if rates fall, the value of these investments generally increases. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed-income markets and result in a decline in the value of the fixed-income investments held by the Funds. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with shorter duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed-income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of an investment in the Fund.

Semiannual Report • December 31, 2022	105

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed-income securities with similar durations. Interest rate changes can be sudden and unpredictable, and a wide variety of factors can cause interest rates to rise or fall. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from performance to the extent the Funds are exposed to such interest rates and/or volatility.

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Redemption Risk – A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Because the Funds currently are available only to participants in a single asset allocation program, a reduction in the allocation of program assets to the Funds could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market recovers.

d) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

e) Counterparty Risk – When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

f) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The

106	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. The interconnection of international markets means that events in one country or region may affect the markets in other countries and regions, increasing the likelihood that regulatory events, inflation, interest rates, government defaults, government shutdowns, wars, regional conflicts, social unrest, natural disasters, acts of terrorism, infectious illness or other public health issues and recessions could affect the securities market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

As it pertains to infectious illness, the coronavirus (COVID-19) pandemic and the ongoing responses of the U.S. government and various state, local and foreign governments have adversely affected global business activities and have resulted in significant uncertainty in the global economy and volatility in financial markets. Given the significant global health, market, employment and economic impacts of COVID-19 and the uncertainty of its duration, the Funds cannot reliably predict the ultimate impact of COVID-19 on financial markets or its financial results.

As it pertains to wars and regional conflicts, Russia’s large-scale invasion of Ukraine on February 24, 2022 and the resulting responses by the United States and other countries could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries that provide military or economic support to Russia. The extent and duration of Russia’s military actions or future escalation of such hostilities, and the extent and impact of the resulting sanctions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions, including cyber-attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could have a significant impact on a Fund’s performance and the value of the Fund’s investments, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.

g) Equity Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

h) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be

Semiannual Report • December 31, 2022	107

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

i) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs and including securities of issuers in emerging market countries, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy.

j) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward foreign currency exchange contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

k) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

l) High Yield Securities Risk – High yield, or “junk”, securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than

m) Cybersecurity Risk – The Funds and their service providers may be susceptible to operational, information, security and related risks. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.

n) LIBOR Replacement Risk – The U.K. Financial Conduct Authority stopped compelling or inducing banks to submit certain London Inter-Bank Offered Rate (“LIBOR”) rates and expects to do so for the remaining U.S. dollar LIBOR

108	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

settings immediately after June 30, 2023. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a risk for the Funds.

Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

o) Taxation Risk – Certain Funds are managed to seek to minimize tax consequences to shareholders, but there is no guarantee that such Funds will be able to operate without incurring taxable income and gains to shareholders. Such Funds will engage in tax management techniques such as tax loss harvesting, whereby securities are sold in order to generate capital losses to offset current and future capital gains. However, there are certain risks inherent with tax loss harvesting, including the possibility that such activity does not improve the Fund’s after-tax returns. During certain market conditions, such as lower volatility periods and periods of strong economic growth, a Fund’s ability to generate capital losses to offset capital gains may be limited, which would limit the Fund’s ability to implement its tax loss harvesting strategy. In addition, because loss harvesting continuously decreases the cost-basis of a Fund’s portfolio, there is a risk that opportunities to realize losses may decrease over time. Tax loss harvesting may also increase a Fund’s portfolio turnover rates. In addition, the “wash sales” rule will limit a Fund’s ability to currently recognize a loss from the tax loss harvesting strategy when selling and purchasing substantially identical assets within a 61-day window (i.e., a period beginning 30 days before the date of such purchase or the sale and ending 30 days after such date). In such a case, the basis of the newly purchased securities will be adjusted to reflect the disallowed loss.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit LIBOR quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds elected to apply the amendments as of March 12, 2020 through December 31, 2022. Management determined there was no impact of the ASU’s adoption to the Funds’ financial statements and various filings.

12. SUBSEQUENT EVENT

In November 2022, the SEC adopted amendments to the requirements for annual and semi-annual shareholder reports provided by mutual funds and exchange-traded funds (ETFs) to highlight key information for investors.

The amendments also require that funds tag their reports to shareholders using the Inline eXtensible Business Reporting Language (“Inline XBRL”) structured data language to provide machine-readable data that retail investors and other market participants may use to more efficiently access and evaluate investments. The SEC also adopted amendments to the advertising rules for registered investment companies and business development companies to promote more transparent and balanced statements about investment costs.

Semiannual Report • December 31, 2022	109

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The effective date for the amendments was January 24, 2023. The SEC adopted an eighteen-month transition period beginning from the effective date for the new amendments. At this time, management is evaluating the implications of these changes on the financial statements.

On December 14, 2022, Olive Street filed a Post-Effective Amendment to the Registration Statement of the Bridge Builder Trust (the “Filing”) introducing one new series to the Trust, Bridge Builder Municipal High-Income Bond Fund (“Municipal High-Income Fund”). Upon effectiveness of the Filing, the Municipal High-Income Fund is anticipated to launch during the first quarter of 2023 and will become available for purchase exclusively through Edward Jones Advisory Solutions.

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

110	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Trustees and Officers (Unaudited)

Independent Trustees of the Trust (1)

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex (4) Overseen by Trustees	Other Directorships Held During Past Five Years
Jean E. Carter (Born: 1957)	Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (1982-2005).	15	Trustee, Brandes U.S. registered mutual funds (2008-2020).
Craig A. Griffith (Born: 1958)	Trustee	Indefinite Term; Since April 2022	Retired; Partner at Sidley Austin LLP (1998-2019).	15	None.
Timothy Jacoby (Born: 1952)	Trustee	Indefinite Term; Since April 2022	Retired; Partner at Deloitte & Touche LLP (2000-2014).	15	Audit Committee Chair, Perth Mint Physical Gold ETF (AAAU) (2018-2020); Independent Trustee, Exchange Traded Concepts Trust (20 funds) (2014-present); Exchange Listed Funds Trust (19 funds) (2014-present).
Michelle M. Keeley (Born: 1964)	Trustee	Indefinite Term; Since August 2015	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002-2010).	15	Independent Director, American Equity Life Holding Company (2020-2022); Independent Director, Federal Home Loan Bank of Des Moines (2015-2021).

Semiannual Report • December 31, 2022	111

Bridge Builder Mutual Funds

Trustees and Officers (Unaudited) (Continued)

Independent Trustees of the Trust (1) (continued)

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex (4) Overseen by Trustees	Other Directorships Held During Past Five Years
Heidi Stam (Born: 1956)	Trustee	Indefinite Term; Since April 2022	Retired; Managing Director and General Counsel, Vanguard (2005-2016).	15	Trustee, CBRE Global Real Estate Income Fund (2021-present); Vice Chair, Investor Advisory Committee, U.S. Securities and Exchange Commission (2020-2021); Committee Member, Investor Advisory Committee, U.S. Securities and Exchange Commission (2017-2021); Council Member, National Adjudicatory Council, FINRA (2017-2021).
David D. Sylvester (Born: 1950)	Trustee	Indefinite Term; Since April 2022	Retired; Portfolio Manager at Wells, Fargo & Co. (1979-2015).	15	Trustee, Minnehaha Academy (2017-2022).
John M. Tesoro (Born: 1952)	Chairman (since April 2022) and Trustee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012).	15	Independent Trustee, BBH Trust (8 funds) (2014-present); Director, Teton Advisors, Inc., registered investment adviser (2013-2021).

Non-Edward Jones Interested Trustee of the Trust (2)
Maureen Leary-Jago (Born: 1957)	Trustee	Indefinite Term; Since April 2022	Retired; Senior Global Advisor at MFS (2004-2016).	15	None.

112	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Trustees and Officers (Unaudited) (Continued)

Interested Trustees of the Trust (3)

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex (4) Overseen by Trustees	Other Directorships Held During Past Five Years
William E. Fiala* (Born: 1967)	Trustee; Chairman (January 2020 – April 2022)	Indefinite Term; Since Inception	Subordinated Limited Partner, The Jones Financial Companies, LLLP (since 2022); Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1994-2021).	15	None.
Lena Haas (Born: 1975)	Trustee	Indefinite Term; Since April 2022	Principal, Wealth Management Advice and Solutions (January 2022-present); Principal, Products (March 2020-December 2021) and Principal, Banking and Trust Services (November 2017-March 2020) at Edward Jones; Senior Vice President, Head of Investing Product Management and Retirement, E*TRADE Financial and President of E*TRADE Capital Management (2011-2017).	15	Director, Craft Alliance Center of Art and Design.
Merry L. Mosbacher (Born: 1958)	Trustee	Indefinite Term; Since January 2020	Subordinated Limited Partner, The Jones Financial Companies, LLLP (since 2020); Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1986-2019); Associate, Edward Jones (1982-1985).	15	None.

Semiannual Report • December 31, 2022	113

Bridge Builder Mutual Funds

Trustees and Officers (Unaudited) (Continued)

Officers of the Trust

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex (4) Overseen by Trustees	Other Directorships Held During Past Five Years
Colleen R. Dean (Born: 1980)	President	Indefinite Term; Since June 2022	Director of Proprietary Funds Strategy and Management at Edward Jones (since 2022); Senior Vice President, PIMCO, and Assistant Treasurer or Deputy Treasurer for various PIMCO-sponsored mutual funds (2013-2022); Vice President, Cohen & Steers Capital Management (2006-2013).	N/A	N/A
Aaron J. Masek (Born: 1974)	Treasurer	Indefinite Term; Since July 2016	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010-2015).	N/A	N/A
Alan J. Herzog (Born: 1973)	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since March 2022	Principal, Compliance, Edward Jones (since 2013); Chief Compliance Officer, Vice President and Anti-Money Laundering Officer of the Trust. (2015-2019).	N/A	N/A
Evan S. Posner (Born: 1979)	Secretary	Indefinite Term; Since July 2021	Associate General Counsel at Edward Jones (since 2018); Assistant Secretary of the Trust (2019-2021); Vice President, Counsel at Voya Investment Management (2012-2018).	N/A	N/A
Gregory M. Rees** (Born: 1987)	Assistant Secretary	Indefinite Term; Since December 2022	Associate General Counsel at Edward Jones (since 2021); Assistant Vice President at State Street Bank & Trust Company (2019-2021); Fund Administration Legal Contractor for State Street Bank & Trust Company (2017-2019).	N/A	N/A

114	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Trustees and Officers (Unaudited) (Continued)

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)

Ms. Leary-Jago is treated as an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that she has an immediate family member who is considered an affiliated person of an existing investment sub-adviser to one of the portfolios of the Trust. However, Ms. Leary-Jago is not an affiliated person of Edward D. Jones & Co., L.P. or any of its affiliates and, therefore, serves as an independent trustee of the Edward Jones Money Market Fund, which is advised by the Adviser.

(3)

Ms. Haas and Ms. Mosbacher are “interested persons” of the Trust as defined by the 1940 Act by virtue of the fact that they are affiliated persons of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P.

(4)

The “Fund Complex” is comprised of each Fund offered by the Trust, three of which are not included in this Semiannual Report, and the Edward Jones Money Market Fund. Each Trustee also serves as a Trustee of the Edward Jones Money Market Fund.

*	Effective December 31, 2022, the Board of Trustees accepted the resignation of William E. Fiala as a Trustee of the Trust.

**	Effective December 2, 2022, the Board of Trustees appointed Gregory M. Rees as the Assistant Secretary of the Trust.

The business address of the Trustees and Officers is the address of the Trust: 12555 Manchester Road, St. Louis, MO 63131.

Each Fund’s Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-823-3611.

Semiannual Report • December 31, 2022	115

Bridge Builder Mutual Funds

General Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-PORT Disclosure

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling, 1-855-823-3611.

Household Delivery of Shareholder Documents

To reduce expenses the Funds may mail only one copy of the prospectus, Statement of Additional Information and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving individual copies thirty days after your request is received.

Schedule of Investments

Each Fund’s complete schedule of investments in securities of unaffiliated issuers is available without charge, upon request, by calling 1-855-823-3611, and on the Securities and Exchange Commission website at http://www.sec.gov as a part of Form N-CSR.

116	Semiannual Report • December 31, 2022

Bridge Builder Mutual Funds

Privacy Notice (Unaudited)

December 2022

FACTS	What Does the Bridge Builder Trust (“Bridge Builder”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	* Social Security number	* Investment experience
	* Account balances	* Income and risk tolerance
	* Transaction history	* Assets and account transactions

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Bridge Builder chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES BRIDGE BUILDER SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

WHO WE ARE

Who is providing this notice?	Bridge Builder Trust

WHAT WE DO
How does Bridge Builder protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Bridge Builder collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer. We also collect your personal information from others, such as credit bureaus, affiliates or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes – information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See the Other Important Information section for your rights under state law.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

* Olive Street Investment Advisers, LLC (“Olive Street”), our investment adviser, may be deemed to be affiliated with us. Olive Street is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P. and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. * Bridge Builder does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between non affiliated financial companies that together market financial products or services to you. Bridge Builder does not currently engage in joint marketing efforts.

OTHER IMPORTANT INFORMATION
California residents	We will not share information we collect about you with companies outside of Bridge Builder, unless permitted by law. We also limit sharing among Bridge Builder and our affiliate companies to the extent required by California law.
Nevada residents

We are providing this notice to you pursuant to state law. Nevada law requires us to disclose that you may request to be placed on our internal “Do Not Call” list at any time by calling 800-441-2357, and that you may obtain further information by contacting the Nevada Attorney General, 555 E. Washington Ave., Suite 3900, Las Vegas, NV 89101;

phone 702-486-3132; email BCPINFO@ag.state.nv.us.

Questions? Call 855-823-3611 or go to www.bridgebuildermutualfunds.com

Semiannual Report • December 31, 2022	117

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator & Fund Accountant

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Legal Counsel

Morgan Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker

Chicago, IL 60606

Bridge Builder mutual funds, available exclusively through Edward Jones Advisory Solutions®, provide investors diversified expertise from leading asset management firms. The management of Bridge Builder mutual funds is rooted in our investment philosophy of diversification, a long-term approach and high quality.
Visit www.bridgebuildermutualfunds.com for more information.
Enroll in e-delivery
Add convenience and organization to your financial life by signing up for e-delivery. Visit www.edwardjones.com/edelivery to learn more and enroll.
This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus. Investors should carefully consider the investment objectives, risks and charges and expenses of the Funds prior to investing. The prospectus contains this and other important information and should be read carefully before investing.
DES-8308-A

ITEM 2. CODE OF ETHICS.

Not Applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 99.27%
Asset-Backed Obligations – 12.50%
510 Asset Backed 2021-NPL1 Trust
2.24%, 06/25/2061, Series 2021-NPL1, Class A1(1)(2)	$1,412	$1,290
510 Asset Backed 2021-NPL2 Trust
2.12%, 06/25/2061, Series 2021-NPL2, Class A1(1)(2)	5,259	4,714
Academic Loan Funding Trust 2013-1
5.19% (1 Month LIBOR USD + 0.80%), 12/26/2044, Series 2013-1A, Class A(1)(3)	486	469
ACC Trust 2021-1
1.43%, 07/22/2024, Series 2021-1, Class B(1)	1,166	1,160
ACC Trust 2022-1
2.55%, 02/20/2025, Series 2022-1, Class B(1)	5,000	4,856
Accelerated 2021-1H LLC
1.90%, 10/20/2040, Series 2021-1H, Class B(1)	2,885	2,537
Allegro CLO VII Ltd.
5.18% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 06/13/2031, Series 2018-1A, Class A(1)(3)	12,000	11,797
Ally Auto Receivables Trust 2019-4
1.84%, 06/17/2024, Series 2019-4, Class A3	270	269
1.92%, 01/15/2025, Series 2019-4, Class A4	1,987	1,965
American Credit Acceptance Receivables Trust 2020-4
1.31%, 12/14/2026, Series 2020-4, Class C(1)	2,243	2,207
American Credit Acceptance Receivables Trust 2022-3
4.12%, 02/13/2026, Series 2022-3, Class A(1)	2,275	2,259
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036, Series 2014-SFR2, Class A(1)	3,545	3,421
4.29%, 10/17/2036, Series 2014-SFR2, Class B(1)	300	290
6.23%, 10/17/2036, Series 2014-SFR2, Class E(1)	1,000	974
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036, Series 2014-SFR3, Class C(1)	600	583
6.42%, 12/17/2036, Series 2014-SFR3, Class E(1)	1,000	987
American Homes 4 Rent 2015-SFR1 Trust
3.47%, 04/17/2052, Series 2015-SFR1, Class A(1)	1,929	1,837
5.64%, 04/17/2052, Series 2015-SFR1, Class E(1)	3,900	3,790
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052, Series 2015-SFR2, Class A(1)	1,685	1,593
AmeriCredit Automobile Receivables Trust 2019-1
3.36%, 02/18/2025, Series 2019-1, Class C	1,875	1,864
AmeriCredit Automobile Receivables Trust 2020-1
1.48%, 01/21/2025, Series 2020-1, Class B	3,880	3,853
AmeriCredit Automobile Receivables Trust 2020-2
0.66%, 12/18/2024, Series 2020-2, Class A3	483	482
0.97%, 02/18/2026, Series 2020-2, Class B	1,443	1,413
AmeriCredit Automobile Receivables Trust 2021-1
0.37%, 08/18/2025, Series 2021-1, Class A3	3,741	3,677
AmeriCredit Automobile Receivables Trust 2021-2
1.01%, 01/19/2027, Series 2021-2, Class C	4,600	4,182
AmeriCredit Automobile Receivables Trust 2021-3
0.76%, 08/18/2026, Series 2021-3, Class A3	3,069	2,929
1.41%, 08/18/2027, Series 2021-3, Class C	5,100	4,592
AmeriCredit Automobile Receivables Trust 2022-2
4.81%, 04/18/2028, Series 2022-2, Class B	8,202	8,052
Amortizing Residential Collateral Trust 2002-BC5
5.42% (1 Month LIBOR USD + 1.04%, 1.04% Floor), 07/25/2032, Series 2002-BC5, Class M1(3)	561	553
AMSR 2019-SFR1 Trust
3.02%, 01/19/2039, Series 2019-SFR1, Class B(1)	2,471	2,201
AMSR 2020-SFR3 Trust
2.56%, 09/17/2037, Series 2020-SFR3, Class E1(1)	7,734	6,889
AMSR 2020-SFR4 Trust
1.36%, 11/17/2037, Series 2020-SFR4, Class A(1)	4,300	3,848
1.86%, 11/17/2037, Series 2020-SFR4, Class C(1)	9,000	7,975
AMSR 2021-SFR1 Trust
2.90%, 06/17/2038, Series 2021-SFR1, Class E2(1)(4)	3,950	3,054
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class E1(1)	10,000	8,240
Anchorage Capital CLO 2013-1 Ltd.
5.19% (3 Month LIBOR USD + 1.25%), 10/13/2030, Series 2013-1A, Class A1R(1)(3)	2,500	2,473
Anchorage Capital CLO 8 Ltd.
5.56% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 10/27/2034, Series 2016-8A, Class AR2A(1)(3)	15,500	14,976

Apres Static CLO Ltd.
5.15% (3 Month LIBOR USD + 1.07%), 10/15/2028, Series 2019-1A, Class A1R(1)(3)	1,672	1,653
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6
5.07% (1 Month LIBOR USD + 0.68%, 0.68% Floor), 11/25/2033, Series 2003-HE6, Class A2(3)	1,381	1,358
Atlas Senior Loan Fund III Ltd.
5.48% (3 Month LIBOR USD + 0.83%), 11/17/2027, Series 2013-1A, Class AR(1)(3)	2,099	2,076
Avis Budget Rental Car Funding AESOP LLC
1.38%, 08/20/2027, Series 2021-1A, Class A(1)	12,900	11,231
1.66%, 02/20/2028, Series 2021-2A, Class A(1)	14,400	12,460
2.33%, 08/20/2026, Series 2020-1A, Class A(1)	6,100	5,645
2.36%, 03/20/2026, Series 2019-3A, Class A(1)	12,000	11,169
3.70%, 09/20/2024, Series 2018-1A, Class A(1)	6,200	6,139
3.83%, 08/21/2028, Series 2022-1A, Class A(1)	17,300	16,469
4.00%, 03/20/2025, Series 2018-2A, Class A(1)	5,800	5,702
BA Credit Card Trust
0.34%, 05/15/2026, Series 2020-A1, Class A1	3,665	3,507
Balboa Bay Loan Funding 2020-1 Ltd.
5.36% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 01/20/2032, Series 2020-1A, Class AR(1)(3)	16,750	16,457
Barings Loan Partners CLO Ltd. 3
5.34% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 01/20/2034, Series LP-2A, Class A(1)(3)	22,150	21,715
Battalion CLO X Ltd.
5.49% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 01/25/2035, Series 2016-10A, Class A1R2(1)(3)	2,000	1,946
Bayview Financial Mortgage Pass-Through Trust 2007-B
7.33%, 08/28/2047, Series 2007-B, Class 1A2(2)	108	90
Bear Stearns Asset Backed Securities Trust 2003-2
5.89% (1 Month LIBOR USD + 1.50%, 1.50% Floor, 11.00% Cap), 03/25/2043, Series 2003-2, Class A3(3)	1,635	1,580
BMW Vehicle Owner Trust 2020-A
0.62%, 04/26/2027, Series 2020-A, Class A4	3,009	2,865
Business Jet Securities 2020-1 LLC
2.98%, 11/15/2035, Series 2020-1A, Class A(1)	4,285	3,903
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(1)	3,826	3,359
BXG Receivables Note Trust 2022-A
5.35%, 09/28/2037, Series 2022-A, Class C(1)	9,917	9,339
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023(1)	4,724	4,681
Capital One Multi-Asset Execution Trust
1.39%, 07/15/2030, Series 2021-A2, Class A2	4,701	3,919
2.80%, 03/15/2027, Series 2022-A1, Class A1	2,602	2,494
3.49%, 05/15/2027, Series 2022-A2, Class A	7,487	7,281
Capital One Prime Auto Receivables Trust 2019-2
1.92%, 05/15/2024, Series 2019-2, Class A3	189	188
Capital One Prime Auto Receivables Trust 2021-1
0.77%, 09/15/2026, Series 2021-1, Class A3	5,901	5,552
Carlyle US CLO 2021-11 Ltd.
5.45% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 01/25/2033, Series 2021-11A, Class A(1)(3)	30,000	29,232
CarMax Auto Owner Trust 2019-1
3.26%, 08/15/2024, Series 2019-1, Class A4	889	887
CarMax Auto Owner Trust 2020-3
0.77%, 03/16/2026, Series 2020-3, Class A4	2,901	2,754
Carmax Auto Owner Trust 2021-1
0.34%, 12/15/2025, Series 2021-1, Class A3	2,832	2,737
0.53%, 10/15/2026, Series 2021-1, Class A4	4,057	3,712
CarMax Auto Owner Trust 2021-2
1.34%, 02/16/2027, Series 2021-2, Class C	4,180	3,778
CarMax Auto Owner Trust 2021-3
0.55%, 06/15/2026, Series 2021-3, Class A3	5,500	5,224
1.25%, 05/17/2027, Series 2021-3, Class C	3,350	2,969
CarMax Auto Owner Trust 2021-4
0.56%, 09/15/2026, Series 2021-4, Class A3	4,535	4,293
1.38%, 07/15/2027, Series 2021-4, Class C	2,850	2,507
CarMax Auto Owner Trust 2022-1
1.47%, 12/15/2026, Series 2022-1, Class A3	6,679	6,336
2.20%, 11/15/2027, Series 2022-1, Class C	4,200	3,806
2.47%, 07/17/2028, Series 2022-1, Class D	2,000	1,741
CarNow Auto Receivables Trust 2021-2
1.30%, 01/15/2026, Series 2021-2A, Class B(1)	2,042	2,005
Carvana Auto Receivables Trust 2019-3
3.04%, 04/15/2025, Series 2019-3A, Class D(1)	9,143	9,021
Carvana Auto Receivables Trust 2021-N2
0.75%, 03/10/2028, Series 2021-N2, Class B	960	874

Carvana Auto Receivables Trust 2021-P3
0.70%, 11/10/2026, Series 2021-P3, Class A3	3,456	3,227
1.03%, 06/10/2027, Series 2021-P3, Class A4	2,994	2,608
CFIN 2022-RTL1 Issuer LLC
3.25%, 02/16/2026, Series 2022-RTL1, Class AA(1)	11,000	10,467
Chase Funding Trust Series 2003-4
4.88%, 05/25/2033, Series 2003-4, Class 1A5(2)	70	65
Chase Funding Trust Series 2003-6
4.85%, 11/25/2034, Series 2003-6, Class 1A5(2)	84	82
4.85%, 11/25/2034, Series 2003-6, Class 1A7(2)	143	140
Chase Issuance Trust
3.97%, 09/15/2027, Series 2022-A1, Class A	5,442	5,324
CIFC Funding 2018-II Ltd.
5.28% (3 Month LIBOR USD + 1.04%), 04/20/2031, Series 2018-2A, Class A1(1)(3)	11,800	11,605
CIFC Funding 2021-V Ltd.
5.22% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/15/2034, Series 2021-5A, Class A(1)(3)	10,000	9,684
CIG Auto Receivables Trust 2020-1
2.35%, 01/12/2026, Series 2020-1A, Class D(1)	6,200	6,065
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042, Series 2017-BGS, Class A1(1)	2,484	2,286
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044, Series 2018-AGS, Class A1(1)	1,982	1,836
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046, Series 2018-CGS, Class A1(1)	546	523
Consumer Receivables Asset Investment Trust 2021-1
8.21% (3 Month LIBOR USD + 3.00%, 3.00% Floor), 03/24/2023, Series 2021-1, Class A1X(1)(3)	3,025	3,025
Continental Finance Credit Card ABS Master Trust
2.24%, 12/15/2028, Series 2020-1A, Class A(1)	4,000	3,762
6.19%, 10/15/2030, Series 2022-A, Class A(1)	10,045	9,614
COOF Securitization Trust 2014-1 Ltd.
2.78%, 06/25/2040, Series 2014-1, Class A(1)(4)	341	23
Corevest American Finance 2019-1 Trust
3.88%, 03/15/2052, Series 2019-1, Class B(1)	4,860	4,710
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(1)	3,193	2,991
3.16%, 10/15/2052, Series 2019-3, Class B(1)	2,250	1,905
3.27%, 10/15/2052, Series 2019-3, Class C(1)	5,862	4,827
CoreVest American Finance 2020-3 Trust
2.20%, 08/15/2053, Series 2020-3, Class B(1)	6,314	4,789
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035, Series 2004-S1, Class A3(2)	7	7
CPS Auto Receivables Trust 2022-C
4.18%, 04/15/2030, Series 2022-C, Class A(1)	4,721	4,679
5.28%, 04/15/2030, Series 2022-C, Class C(1)	6,000	5,869
Credit Acceptance Auto Loan Trust 2020-1
2.39%, 04/16/2029, Series 2020-1A, Class B(1)	4,271	4,255
Credit Acceptance Auto Loan Trust 2020-2
1.37%, 07/16/2029, Series 2020-2A, Class A(1)	1,326	1,312
2.73%, 11/15/2029, Series 2020-2A, Class C(1)	3,500	3,395
Credit Acceptance Auto Loan Trust 2021-4
1.26%, 10/15/2030, Series 2021-4, Class A(1)	2,488	2,333
Credit Acceptance Auto Loan Trust 2022-3
8.45%, 02/15/2033, Series 2022-3A, Class C(1)	9,500	9,590
Crossroads Asset Trust 2021-A
2.52%, 01/20/2026, Series 2021-A, Class D(1)	1,500	1,411
CWABS Asset-Backed Certificates Trust 2005-10
4.16%, 02/25/2036, Series 2005-10, Class AF6(4)	4	4
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036, Series 2005-17, Class 1AF5(4)	7	6
CWABS Asset-Backed Certificates Trust 2006-10
5.97%, 09/25/2046, Series 2006-10, Class 1AF3(4)	13	13
CWABS, Inc. Asset-Backed Certificates Series 2004-1
4.95% (1 Month LIBOR USD + 0.56%, 0.56% Floor), 04/25/2034, Series 2004-1, Class 3A(3)	1	1
5.14% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 03/25/2034, Series 2004-1, Class M1(3)	6	6
5.21% (1 Month LIBOR USD + 0.83%, 0.83% Floor), 03/25/2034, Series 2004-1, Class M2(3)	5	5
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
5.17% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 11/25/2034, Series 2004-6, Class 2A5(3)	307	289
5.29% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2034, Series 2004-6, Class M1(3)	8	8
DataBank Issuer
2.06%, 02/27/2051, Series 2021-1A, Class A2(1)	6,150	5,327
Delta Air Lines 2015-1 Class AA Pass-Through Trust
3.63%, 07/30/2027	904	825

Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032, Series 2019-1A, Class B(1)	1,941	1,893
Discover Card Execution Note Trust
1.03%, 09/15/2028, Series 2021-A2, Class A2	4,668	4,084
3.56%, 07/15/2027, Series 2022-A3, Class A3	9,506	9,228
Diversified Abs Phase VI LLC
7.50%, 11/28/2039, Series VI, Class A(13)	8,065	7,840
Drive Auto Receivables Trust 2020-2
2.28%, 08/17/2026, Series 2020-2, Class C	974	968
Drive Auto Receivables Trust 2021-1
0.65%, 07/15/2025, Series 2021-1, Class B	129	129
1.02%, 06/15/2027, Series 2021-1, Class C	2,965	2,898
Drive Auto Receivables Trust 2021-2
0.58%, 12/15/2025, Series 2021-2, Class B	6,625	6,541
Drive Auto Receivables Trust 2021-3
0.79%, 10/15/2025, Series 2021-3, Class A3	2,810	2,790
DT Auto Owner Trust 2019-4
2.73%, 07/15/2025, Series 2019-4A, Class C(1)	18	18
DT Auto Owner Trust 2021-2
1.10%, 02/16/2027, Series 2021-2A, Class C(1)	1,835	1,743
DT Auto Owner Trust 2021-4
0.56%, 09/15/2025, Series 2021-4A, Class A(1)	2,522	2,482
1.02%, 05/15/2026, Series 2021-4A, Class B(1)	4,753	4,534
Elmwood CLO II Ltd.
5.39% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 04/20/2034, Series 2019-2A, Class AR(1)(3)	20,000	19,514
Exeter Automobile Receivables Trust 2021-4
0.68%, 07/15/2025, Series 2021-4A, Class A3	2,481	2,471
1.05%, 05/15/2026, Series 2021-4A, Class B	4,461	4,352
Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D	11,635	10,903
Exeter Automobile Receivables Trust 2022-4
3.99%, 08/15/2024, Series 2022-4A, Class A2	3,171	3,167
5.98%, 12/15/2028, Series 2022-4A, Class D	6,264	5,937
FirstKey Homes 2020-SFR2 Trust
1.27%, 10/19/2037, Series 2020-SFR2, Class A(1)	19,357	17,152
2.67%, 10/19/2037, Series 2020-SFR2, Class E(1)	7,948	7,004
FirstKey Homes 2021-SFR1 Trust
1.54%, 08/17/2038, Series 2021-SFR1, Class A(1)	12,413	10,764
2.19%, 08/17/2038, Series 2021-SFR1, Class D(1)	7,500	6,296
FirstKey Homes 2022-SFR1 Trust
4.15%, 05/17/2039, Series 2022-SFR1, Class A(1)	10,789	10,118
5.20%, 05/17/2039, Series 2022-SFR1, Class D(1)	4,935	4,536
Flagship Credit Auto Trust 2019-4
3.12%, 01/15/2026, Series 2019-4, Class D(1)	9,275	8,892
Flagship Credit Auto Trust 2020-3
0.70%, 04/15/2025, Series 2020-3, Class A(1)	8	8
Flagship Credit Auto Trust 2021-2
0.37%, 12/15/2026, Series 2021-2, Class A(1)	1,982	1,953
Flagship Credit Auto Trust 2022-2
5.80%, 04/17/2028, Series 2022-2, Class D(1)	4,000	3,746
Flagship Credit Auto Trust 2022-3
6.00%, 07/17/2028, Series 2022-3, Class D(1)	4,043	3,850
FMC GMSR Issuer Trust
3.62%, 07/25/2026, Series 2021-GT1, Class A(1)(4)	10,900	8,852
3.65%, 02/25/2024, Series 2021-SAT1, Class A(1)(4)	16,715	15,921
3.85%, 10/25/2026, Series 2021-GT2, Class A(1)(4)	8,250	6,616
4.45%, 01/25/2026, Series 2020-GT1, Class A(1)(4)	9,700	8,473
6.19%, 04/25/2027, Series 2022-GT1, Class A(1)	8,210	7,299
Ford Credit Auto Owner Trust 2018-REV1
3.19%, 07/15/2031, Series 2018-1, Class A(1)	20,424	19,509
Ford Credit Auto Owner Trust 2020-A
1.04%, 08/15/2024, Series 2020-A, Class A3	693	687
1.35%, 07/15/2025, Series 2020-A, Class A4	2,163	2,093
Ford Credit Auto Owner Trust 2020-B
0.79%, 11/15/2025, Series 2020-B, Class A4	3,711	3,566
Ford Credit Auto Owner Trust 2020-C
0.51%, 08/15/2026, Series 2020-C, Class A4	5,576	5,211
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031, Series 2020-1, Class A(1)	12,300	11,538
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033, Series 2020-2, Class A(1)	3,800	3,403

Ford Credit Auto Owner Trust 2021-REV1
1.61%, 10/17/2033, Series 2021-1, Class B(1)	2,320	2,048
Ford Credit Auto Owner Trust 2021-REV2
1.53%, 05/15/2034, Series 2021-2, Class A(1)	7,993	6,929
1.91%, 05/15/2034, Series 2021-2, Class B(1)	2,150	1,848
Ford Credit Auto Owner Trust 2022-A
1.29%, 06/15/2026, Series 2022-A, Class A3	3,920	3,728
Ford Credit Auto Owner Trust 2022-B
3.74%, 09/15/2026, Series 2022-B, Class A3	4,754	4,648
Ford Credit Auto Owner Trust 2022-C
4.48%, 12/15/2026, Series 2022-C, Class A3	15,897	15,758
Ford Credit Floorplan Master Owner Trust A
1.06%, 09/15/2027, Series 2020-2, Class A	14,747	13,253
Foundation Finance Trust 2019-1
3.86%, 11/15/2034, Series 2019-1A, Class A(1)	774	758
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(1)	900	832
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(1)	850	770
FREED ABS Trust 2022-3FP
5.79%, 08/20/2029, Series 2022-3FP, Class B(1)	2,390	2,354
FTF 2019-1 A FRN
5.50%, 08/15/2024, Series 2019-1, Class A(4)	73	73
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029, Series 1999-HE1, Class A7(5)	0	0
6.71%, 04/25/2029, Series 1999-HE1, Class M(4)	10	8
GLS Auto Receivables Issuer Trust 2021-1
1.68%, 01/15/2027, Series 2021-1A, Class D(1)	1,200	1,133
GLS Auto Receivables Issuer Trust 2021-2
0.77%, 09/15/2025, Series 2021-2A, Class B(1)	1,884	1,863
1.42%, 04/15/2027, Series 2021-2A, Class D(1)	2,250	2,041
GLS Auto Receivables Issuer Trust 2021-4
1.53%, 04/15/2026, Series 2021-4A, Class B(1)	5,850	5,595
GM Financial Consumer Automobile Receivables Trust 2020-1
1.84%, 09/16/2024, Series 2020-1, Class A3	1,268	1,260
GM Financial Consumer Automobile Receivables Trust 2020-2
1.49%, 12/16/2024, Series 2020-2, Class A3	884	873
GM Financial Consumer Automobile Receivables Trust 2020-3
0.45%, 04/16/2025, Series 2020-3, Class A3	1,750	1,715
GM Financial Consumer Automobile Receivables Trust 2020-4
0.50%, 02/17/2026, Series 2020-4, Class A4	5,097	4,757
GM Financial Consumer Automobile Receivables Trust 2021-1
0.54%, 05/17/2027, Series 2021-1, Class A4	4,174	3,855
GM Financial Revolving Receivables Trust 2021-1
1.17%, 06/12/2034, Series 2021-1, Class A(1)	2,882	2,505
1.49%, 06/12/2034, Series 2021-1, Class B(1)	500	426
GMF Floorplan Owner Revolving Trust
0.68%, 08/15/2025, Series 2020-1, Class A(1)	4,031	3,914
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031, Series 2014-A, Class A(1)	33	32
Golden Credit Card Trust
4.31%, 09/15/2027, Series 2022-4A, Class A(1)	10,250	10,086
Goodgreen 2017-1 Trust
3.74%, 10/15/2052, Series 2017-1A, Class A(1)	714	662
Goodgreen 2017-2 Trust
3.26%, 10/15/2053, Series 2017-2A, Class A(1)	2,022	1,816
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051, Series 2017-R1(1)(13)	1,813	1,458
Goodgreen 2019-2
2.76%, 04/15/2055, Series 2019-2A, Class A(1)	3,023	2,600
Greenwood Park CLO Ltd.
5.09% (3 Month LIBOR USD + 1.01%), 04/15/2031, Series 2018-1A, Class A2(1)(3)	23,000	22,657
Harley-Davidson Motorcycle Trust 2021-A
0.37%, 04/15/2026, Series 2021-A, Class A3	5,607	5,459
0.53%, 09/15/2028, Series 2021-A, Class A4	4,288	4,004
HERO Funding 2017-3
3.95%, 09/20/2048, Series 2017-3A, Class A2(1)	1,369	1,265
HERO Funding Trust 2016-2
3.75%, 09/20/2041, Series 2016-2A, Class A(1)	743	726
HERO Funding Trust 2016-3
3.08%, 09/20/2042, Series 2016-3A, Class A1(1)	308	288

HERO Funding Trust 2016-4A
3.57%, 09/20/2047, Series 2016-4A, Class A1(1)	1,024	969
HERO Funding Trust 2017-1A
4.46%, 09/20/2047, Series 2017-1A, Class A2(1)	1,918	1,816
HERO Funding Trust 2017-2
3.28%, 09/20/2048, Series 2017-2A, Class A1(1)	1,700	1,572
Hertz Vehicle Financing III LP
1.68%, 12/27/2027, Series 2021-2A, Class A(1)	7,200	6,267
Hertz Vehicle Financing LLC
1.21%, 12/26/2025, Series 2021-1A, Class A(1)	8,200	7,576
2.33%, 06/26/2028, Series 2022-2A, Class A(1)	18,900	16,566
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(1)	362	356
Hilton Grand Vacations Trust 2022-1D
4.10%, 06/20/2034, Series 2022-1D, Class B(1)	3,350	3,182
HIN Timeshare Trust 2020-A
2.23%, 10/09/2039, Series 2020-A, Class B(1)	1,819	1,667
Home Partners of America 2021-2 Trust
1.90%, 12/17/2026, Series 2021-2, Class A(1)	7,301	6,307
2.95%, 12/17/2026, Series 2021-2, Class E2(1)	6,319	5,156
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(1)	6,352	5,347
3.20%, 01/17/2041, Series 2021-3, Class E1(1)	5,374	4,417
Honda Auto Receivables 2020-2 Owner Trust
0.82%, 07/15/2024, Series 2020-2, Class A3	1,199	1,182
Honda Auto Receivables 2020-3 Owner Trust
0.46%, 04/19/2027, Series 2020-3, Class A4	5,701	5,452
Honda Auto Receivables 2021-4 Owner Trust
0.88%, 01/21/2026, Series 2021-4, Class A3	4,355	4,133
Hyundai Auto Lease Securitization Trust 2022-C
4.38%, 10/15/2025, Series 2022-C, Class A3(1)	4,446	4,398
Hyundai Auto Receivables Trust 2020-A
1.41%, 11/15/2024, Series 2020-A, Class A3	1,611	1,589
1.72%, 06/15/2026, Series 2020-A, Class A4	3,308	3,183
Hyundai Auto Receivables Trust 2021-B
0.38%, 01/15/2026, Series 2021-B, Class A3	5,918	5,651
Hyundai Auto Receivables Trust 2021-C
0.74%, 05/15/2026, Series 2021-C, Class A3	3,887	3,671
1.03%, 12/15/2027, Series 2021-C, Class A4	3,379	3,058
Hyundai Auto Receivables Trust 2022-A
2.22%, 10/15/2026, Series 2022-A, Class A3	1,642	1,569
Jonah 2022-1 A2
7.80%, 11/10/2037, Series 2022-1, Class A2(1)	7,230	7,157
Jonah Energy Abs I LLC
7.20%, 12/10/2037, Series 2022-1, Class A1(1)	6,154	6,105
KGS-Alpha SBA COOF Trust
0.59%, 05/25/2039, Series 2012-6, Class A(1)(4)	1,028	12
KGS-Alpha SBA COOF Trust 2012-2
0.72%, 08/25/2038, Series 2012-2, Class A(1)(4)	1,102	17
KGS-Alpha SBA COOF Trust 2014-2
3.16%, 04/25/2040, Series 2014-2, Class A(1)(4)	402	25
KKR CLO 11 Ltd.
5.26% (3 Month LIBOR USD + 1.18%, 1.18% Floor), 01/15/2031, Series 11, Class AR(1)(3)	8,500	8,359
KKR CLO 32 Ltd.
5.40% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 01/15/2032, Series 32A, Class A1(1)(3)	26,000	25,667
Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042, Series 2017-C, Class A2B(1)	350	343
Laurel Road Prime Student Loan Trust 2018-B
3.54%, 05/26/2043, Series 2018-B, Class A2FX(1)	744	731
LendingPoint 2020-REV1 Asset Securitization Trust
2.73%, 10/15/2028, Series 2020-REV1, Class A(1)	6,426	6,338
4.49%, 10/15/2028, Series 2020-REV1, Class B(1)	8,407	8,183
Lendmark Funding Trust 2019-2
2.78%, 04/20/2028, Series 2019-2A, Class A(1)	9,785	9,496
Long Beach Mortgage Loan Trust 2004-1
5.14% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 02/25/2034, Series 2004-1, Class M1(3)	75	72
Long Beach Mortgage Loan Trust 2004-3
5.24% (1 Month LIBOR USD + 0.86%, 0.86% Floor), 07/25/2034, Series 2004-3, Class M1(3)	27	26
LP LMS 2021-1
3.23%, 10/15/2028, Series 2021-1(1)	2,320	2,292

LP LMS 2021-2 Asset Securitization Trust
1.75%, 01/15/2029, Series 2021-2A, Class A(1)	3,930	3,798
Madison Park Funding LIX Ltd.
5.33% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 01/18/2034, Series 2021-59A, Class A(1)(3)	20,000	19,637
Mariner Finance Issuance Trust 2019-A
2.96%, 07/20/2032, Series 2019-AA, Class A(1)	3,743	3,692
3.51%, 07/20/2032, Series 2019-AA, Class B(1)	5,235	4,968
Mariner Finance Issuance Trust 2021-A
2.33%, 03/20/2036, Series 2021-AA, Class B(1)	5,700	4,663
Mercedes-Benz Auto Receivables Trust 2022-1
5.21%, 08/16/2027, Series 2022-1, Class A3	5,202	5,247
Mercury Financial Credit Card Master Trust
1.54%, 03/20/2026, Series 2021-1A, Class A(1)	5,365	5,119
MidOcean Credit CLO III
5.40% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 04/21/2031, Series 2014-3A, Class A1R(1)(3)	15,218	14,881
MidOcean Credit CLO IX
5.39% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/20/2031, Series 2018-9A, Class A1(1)(3)	4,000	3,895
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040, Series 2006-1, Class M1(1)	414	401
Mission Lane Credit Card Master Trust
1.59%, 09/15/2026, Series 2021-A, Class A(1)	7,691	7,448
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041, Series 2019-B, Class A5(1)	7,200	6,572
Mountain View CLO IX Ltd.
5.20% (3 Month LIBOR USD + 1.12%), 07/15/2031, Series 2015-9A, Class A1R(1)(3)	20,000	19,657
MRA Issuance Trust 2021-EBO7
2.85% (1 Month LIBOR USD + 2.75%), 02/15/2023, Series 2021-EBO7, Class A1X(1)(3)	16,400	14,628
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042, Series 2018-A, Class A2(1)	811	805
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(1)	814	798
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2(1)	2,639	2,491
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(1)	2,908	2,640
Navient Private Education Refi Loan Trust 2021-G
1.58%, 04/15/2070, Series 2021-GA, Class A(1)	9,517	8,059
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062, Series 2021-DA, Class AFX(1)	9,569	8,623
New Century Home Equity Loan Trust Series 2003-5
4.83%, 11/25/2033, Series 2003-5, Class AI6(2)	94	88
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057, Series 2018-1A, Class A1A(1)(4)	1,438	1,348
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039, Series 2022-SFR2, Class D(1)	5,000	4,282
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3	1,349	1,330
Nissan Auto Receivables 2021-A Owner Trust
0.33%, 10/15/2025, Series 2021-A, Class A3	9,768	9,348
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-FM1
4.85% (1 Month LIBOR USD + 0.46%, 0.46% Floor), 11/25/2035, Series 2006-FM1, Class 1A1(3)	1,175	1,159
NRZ Excess Spread-Collateralized Notes
3.10%, 07/25/2026, Series 2021-FHT1, Class A(1)	13,413	11,706
3.23%, 05/25/2026, Series 2021-FNT2, Class A(1)	6,083	5,387
3.47%, 11/25/2026, Series 2021-GNT1, Class A(1)	10,747	9,462
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1
3.84%, 12/25/2025, Series 2020-PLS1, Class A(1)	4,917	4,481
Oakwood Mortgage Investors, Inc.
6.45%, 12/15/2023, Series 1999-B, Class A3(5)	0	0
OCP CLO 2015-9 Ltd.
5.11% (3 Month Term SOFR + 1.25%, 1.25% Floor), 01/15/2033, Series 2015-9A, Class A1R2(1)(3)	15,000	14,664
Octane Receivables Trust 2021-1
1.53%, 04/20/2027, Series 2021-1A, Class B(1)	700	650
OL SP 2018-B LLC
4.16%, 02/09/2030, Series 2018, Class A	849	835
4.61%, 02/09/2030, Series 2018, Class B	184	181
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027, Series 2019-1A, Class A(1)	14,600	14,013
OneMain Direct Auto Receivables Trust 2021-1
1.26%, 07/14/2028, Series 2021-1A, Class B(1)	10,300	8,964
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(1)	9,400	8,212

OneMain Financial Issuance Trust 2020-A
3.84%, 05/14/2032, Series 2020-1A, Class A(1)	1,530	1,519
OneMain Financial Issuance Trust 2021-1
4.57% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2(1)(3)	10,342	9,882
OneMain Financial Issuance Trust 2022-2
4.89%, 10/14/2034, Series 2022-2A, Class A(1)	8,510	8,307
Oportun Funding XIV LLC
1.21%, 03/08/2028, Series 2021-A, Class A(1)	2,600	2,421
1.76%, 03/08/2028, Series 2021-A, Class B(1)	5,625	5,210
Oportun Issuance Trust 2021-B
1.47%, 05/08/2031, Series 2021-B, Class A(1)	5,610	4,900
Oportun Issuance Trust 2022-2
5.94%, 10/09/2029, Series 2022-2, Class A(1)	6,346	6,294
7.40%, 10/09/2029, Series 2022-2, Class B(1)	8,500	8,329
Oportun Issuance Trust 2022-3
5.05%, 06/09/2031, Series 2022-A, Class A(1)	10,500	10,131
Option One Mortgage Loan Trust 2004-3
5.29% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 11/25/2034, Series 2004-3, Class A4(3)	1,692	1,580
OZLM Funding IV Ltd.
5.57% (3 Month LIBOR USD + 1.25%), 10/22/2030, Series 2013-4A, Class A1R(1)(3)	9,812	9,701
OZLM XXII Ltd.
5.15% (3 Month LIBOR USD + 1.07%), 01/17/2031, Series 2018-22A, Class A1(1)(3)	6,991	6,892
P4 SFR 2019-STL
7.25%, 10/11/2026, Series 2019, Class A	5,700	5,586
Pagaya AI Debt Selection Trust 2021-1
1.18%, 11/15/2027, Series 2021-1, Class A(1)	3,445	3,393
Palmer Square CLO 2014-1 Ltd.
5.21% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/17/2031, Series 2014-1A, Class A1R2(1)(3)	4,000	3,950
Palmer Square CLO 2018-2 Ltd.
5.18% (3 Month LIBOR USD + 1.10%), 07/16/2031, Series 2018-2A, Class A1A(1)(3)	20,000	19,670
Park Avenue Institutional Advisers CLO Ltd. 2018-1
5.24% (3 Month LIBOR USD + 1.00%, 1.00% Floor), 10/20/2031, Series 2018-1A, Class A1AR(1)(3)	21,500	21,159
Pennsylvania Higher Education Assistance Agency
4.92% (1 Month LIBOR USD + 0.53%, 0.53% Floor), 05/25/2070, Series 2021-1A, Class A(1)(3)	7,308	7,113
PNMAC GMSR ISSUER TRUST 2022-GT1
8.18% (30-day Average SOFR + 4.25%), 05/25/2027, Series 2022-GT1, Class A(1)(3)	9,425	8,908
Prestige Auto Receivables Trust 2021-1
0.55%, 09/16/2024, Series 2021-1A, Class A2(1)	1,387	1,384
PRET 2021-RN4 LLC
2.49%, 10/25/2051, Series 2021-RN4, Class A1(1)(4)	15,274	13,356
Pretium Mortgage Credit Partners I 2021-NPL1 LLC
2.24%, 09/27/2060, Series 2021-NPL1, Class A1(1)(2)	7,627	6,947
Progress Residential 2020-SFR3 Trust
2.30%, 10/17/2027, Series 2020-SFR3, Class E(1)	6,000	5,235
Progress Residential 2021-SFR1
1.56%, 04/17/2038, Series 2021-SFR1, Class C(1)	3,500	2,987
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(1)	5,000	4,230
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(1)	6,250	5,288
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(1)	5,400	4,193
Progress Residential 2022-SFR1 Trust
3.93%, 02/17/2041, Series 2022-SFR1, Class E1(1)	11,100	8,639
Progress Residential 2022-SFR2 Trust
3.95%, 04/17/2027, Series 2022-SFR2, Class D	3,000	2,607
Progress Residential 2022-SFR3 Trust
5.20%, 04/17/2039, Series 2022-SFR3, Class E1(1)	9,025	7,955
Regional Management Issuance Trust 2020-1
3.23%, 10/15/2030, Series 2020-1, Class B(1)	2,590	2,334
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A(1)	3,183	2,867
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037, Series 2007-1, Class AF3(2)	299	88
Renew 2017-1
3.67%, 09/20/2052, Series 2017-1A, Class A(1)	914	827
Rockford Tower CLO 2020-1 Ltd.
5.52% (3 Month LIBOR USD + 1.28%), 01/20/2032, Series 2020-1A, Class A(1)(3)	12,000	11,818
Santander Consumer Auto Receivables Trust 2021-A
0.33%, 10/15/2025, Series 2021-AA, Class A3(1)	3,153	3,097
0.48%, 06/15/2026, Series 2021-AA, Class A4(1)	3,258	3,067

Santander Drive Auto Receivables Trust 2020-3
1.12%, 01/15/2026, Series 2020-3, Class C	3,542	3,510
Santander Drive Auto Receivables Trust 2020-4
1.01%, 01/15/2026, Series 2020-4, Class C	7,255	7,182
Santander Drive Auto Receivables Trust 2021-2
0.90%, 06/15/2026, Series 2021-2, Class C	4,000	3,891
1.35%, 07/15/2027, Series 2021-2, Class D	9,300	8,695
Santander Drive Auto Receivables Trust 2021-3
0.95%, 09/15/2027, Series 2021-3, Class C	8,100	7,791
Santander Drive Auto Receivables Trust 2021-4
1.26%, 02/16/2027, Series 2021-4, Class C	10,600	10,075
Santander Drive Auto Receivables Trust 2022-1
2.56%, 04/17/2028, Series 2022-1, Class C	6,590	6,296
Santander Drive Auto Receivables Trust 2022-2
3.44%, 09/15/2027, Series 2022-2, Class B	6,127	5,920
Santander Drive Auto Receivables Trust 2022-4
4.05%, 07/15/2025, Series 2022-4, Class A2	7,159	7,131
4.14%, 02/16/2027, Series 2022-4, Class A3	13,225	12,951
Santander Drive Auto Receivables Trust 2022-5
4.43%, 03/15/2027, Series 2022-5, Class B	3,463	3,367
4.74%, 10/16/2028, Series 2022-5, Class C	3,435	3,320
Santander Drive Auto Receivables Trust 2022-6
4.49%, 11/16/2026, Series 2022-6, Class A3	8,042	7,942
4.72%, 06/15/2027, Series 2022-6, Class B	4,604	4,486
4.96%, 11/15/2028, Series 2022-6, Class C	6,097	5,896
Santander Drive Auto Receivables Trust 2022-7
5.95%, 01/17/2028, Series 2022-7, Class B	2,023	2,042
SART 2017-1
4.75%, 07/15/2024, Series 2017-1, Class A	1,487	1,450
SART 2018-1
4.76%, 06/15/2025, Series 2018-1	1,911	1,886
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(1)	3,600	3,163
Securitized Asset Backed Receivables LLC Trust 2006-CB1
2.91%, 01/25/2036, Series 2006-CB1, Class AF2(2)	44	34
Sierra Timeshare 2019-3 Receivables Funding LLC
2.75%, 08/20/2036, Series 2019-3A, Class B(1)	1,131	1,066
Sierra Timeshare 2020-2 Receivables Funding LLC
1.33%, 07/20/2037, Series 2020-2A, Class A(1)	1,205	1,132
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(1)	3,057	2,796
Sixth Street CLO XVI Ltd.
5.56% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/20/2032, Series 2020-16A, Class A1A(1)(3)	20,000	19,814
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041, Series 2017-F, Class A2FX(1)	3,611	3,478
SoFi Professional Loan Program 2018-B Trust
3.34%, 08/25/2047, Series 2018-B, Class A2FX(1)	1,538	1,490
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048, Series 2019-C, Class A2FX(1)	3,984	3,699
SoFi Professional Loan Program 2020-ATrust
2.54%, 05/15/2046, Series 2020-A, Class A2FX(1)	5,384	4,872
Sound Point CLO II Ltd.
5.40% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 01/26/2031, Series 2013-1A, Class A1R(1)(3)	9,000	8,875
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2004-6XS
6.03%, 03/25/2034, Series 2004-6XS, Class A5A(2)	17	17
6.05%, 03/25/2034, Series 2004-6XS, Class A5B(2)	14	13
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032, Series 2002-AL1, Class A2	5	5
3.45%, 02/25/2032, Series 2002-AL1, Class A3	23	13
Synchrony Card Funding LLC
3.37%, 04/15/2028, Series 2022-A1, Class A	10,650	10,275
Towd Point Mortgage Trust 2020-MH1
2.25%, 02/25/2060, Series 2020-MH1, Class A1(1)(4)	4,136	3,849
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033, Series 2020-1A, Class A(1)	7,685	7,030
Toyota Auto Receivables 2020-A Owner Trust
1.68%, 05/15/2025, Series 2020-A, Class A4	1,196	1,166
Toyota Auto Receivables 2020-B Owner Trust
1.36%, 08/15/2024, Series 2020-B, Class A3	1,023	1,012
1.66%, 09/15/2025, Series 2020-B, Class A4	3,189	3,082

Toyota Auto Receivables 2020-D Owner Trust
0.47%, 01/15/2026, Series 2020-D, Class A4	4,856	4,573
Toyota Auto Receivables 2021-B Owner Trust
0.53%, 10/15/2026, Series 2021-B, Class A4	7,016	6,405
Toyota Auto Receivables 2021-D Owner Trust
1.02%, 03/15/2027, Series 2021-D, Class A4	3,168	2,823
Trillion Capital III Senior WHL 2022-1
7.25%, 11/15/2024, Series 2022(4)(13)	17,108	17,108
United Auto Credit Securitization Trust
1.14%, 06/10/2026, Series 2021-1, Class D(1)	850	821
Upstart Pass-Through Trust Series 2021-ST9
1.70%, 11/20/2029, Series 2021-ST9, Class A(1)	2,720	2,581
USAA Auto Owner Trust 2022-A
4.86%, 11/16/2026, Series 2022-A, Class A3(1)	9,700	9,694
VCAT 2021-NPL1 LLC
2.29%, 12/26/2050, Series 2021-NPL1, Class A1(1)(2)	1,471	1,389
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051, Series 2021-NPL5, Class A1(1)(2)	6,124	5,396
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1(1)(2)	2,356	2,051
Venture 32 CLO Ltd.
5.29% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/18/2031, Series 2018-32A, Class A1(1)(3)	6,000	5,896
Vericrest Opportunity Loan Transferee
1.87%, 08/25/2051, Series 2021-NP11, Class A1(1)(2)	6,035	5,207
Verizon Master Trust
0.50%, 05/20/2027, Series 2021-1, Class A	10,714	10,064
1.04%, 01/20/2027, Series 2022-1, Class A(2)	11,241	10,994
3.67%, 01/22/2029, Series 2022-6, Class A(2)	6,485	6,280
3.72%, 07/20/2027, Series 2022-5, Class A1A(2)	7,022	6,915
Verizon Owner Trust 2019-C
2.06%, 04/22/2024, Series 2019-C, Class B	9,211	9,175
Verizon Owner Trust 2020-A
1.85%, 07/22/2024, Series 2020-A, Class A1A	1,528	1,522
Veros Auto Receivables Trust 2021-1
0.92%, 10/15/2026, Series 2021-1, Class A(1)	1,158	1,141
VM Debt
7.46%, 07/18/2027, Series 2019-1(1)(13)	15,000	13,602
Volkswagen Auto Lease Trust 2022-A
3.44%, 07/21/2025, Series 2022-A, Class A3	4,541	4,443
3.65%, 01/20/2027, Series 2022-A, Class A4	5,487	5,341
Volkswagen Auto Loan Enhanced Trust 2020-1
0.98%, 11/20/2024, Series 2020-1, Class A3	1,521	1,500
VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(2)	6,797	5,865
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(2)	12,777	11,495
VOLT XCIV LLC
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(2)	12,341	11,157
VOLT XCIX LLC
2.12%, 04/25/2051, Series 2021-NPL8, Class A1(1)(2)	4,527	4,001
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(2)	11,706	10,612
VOLT XCVII LLC
2.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(2)	10,715	9,425
Voya CLO 2015-1 Ltd.
5.09% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/18/2029, Series 2015-1A, Class A1R(1)(3)	3,964	3,924
Voya CLO 2019-3 Ltd.
5.16% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 10/17/2032, Series 2019-3A, Class AR(1)(3)	20,000	19,614
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036, Series 2018-A, Class A(1)	743	720
Westgate Resorts 2020-1 LLC
3.96%, 03/20/2034, Series 2020-1A, Class B(1)	2,118	2,068
Westlake Automobile Receivables Trust 2020-3
1.65%, 02/17/2026, Series 2020-3A, Class D(1)	1,875	1,777
Westlake Automobile Receivables Trust 2022-2
3.36%, 08/15/2025, Series 2022-2A, Class A2A(1)	7,008	6,938
5.48%, 09/15/2027, Series 2022-2A, Class D(1)	3,500	3,341
World Omni Auto Receivables Trust 2019-C
1.96%, 12/16/2024, Series 2019-C, Class A3	1,038	1,030
World Omni Auto Receivables Trust 2020-C
0.48%, 11/17/2025, Series 2020-C, Class A3	1,392	1,356
0.61%, 10/15/2026, Series 2020-C, Class A4	3,043	2,834

World Omni Select Auto Trust 2020-A
0.55%, 07/15/2025, Series 2020-A, Class A3	858	852
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025, Series 2021-A, Class A2	394	393
1.09%, 11/15/2027, Series 2021-A, Class C	2,350	2,139
Zais CLO 7 Ltd.
5.37% (3 Month LIBOR USD + 1.29%), 04/15/2030, Series 2017-2A, Class A(1)(3)	8,528	8,434

Total Asset-Backed Obligations (Cost: $2,075,649)		1,954,285

Corporate Bonds – 28.93%
Basic Materials – 0.79%
Albemarle Corp.
5.45%, 12/01/2044	600	542
Anglo American Capital Plc
2.88%, 03/17/2031(1)	9,556	7,803
3.63%, 09/11/2024(1)	630	610
4.75%, 04/10/2027(1)	5,500	5,316
5.63%, 04/01/2030(1)	4,300	4,269
ArcelorMittal SA
6.55%, 11/29/2027	8,018	8,056
6.75%, 03/01/2041	3,462	3,338
6.80%, 11/29/2032	1,755	1,745
Barrick Gold Corp.
6.45%, 10/15/2035	203	213
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480	4,524
Celanese US Holdings LLC
6.38%, 07/15/2032	1,655	1,574
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024	779	767
CF Industries, Inc.
4.95%, 06/01/2043	1,800	1,540
5.38%, 03/15/2044	2,040	1,833
Dow Chemical Co.
4.55%, 11/30/2025	437	434
DuPont de Nemours, Inc.
5.32%, 11/15/2038	5,665	5,444
5.42%, 11/15/2048	1,200	1,142
Freeport Indonesia PT
4.76%, 04/14/2027(1)	2,121	2,036
5.32%, 04/14/2032(1)	2,965	2,720
6.20%, 04/14/2052(1)	814	711
Glencore Funding LLC
2.50%, 09/01/2030(1)	5,040	4,091
2.63%, 09/23/2031(1)	4,000	3,186
3.88%, 10/27/2027(1)	875	817
3.88%, 04/27/2051(1)	1,000	716
4.00%, 03/27/2027(1)	6,300	5,945
4.13%, 05/30/2023(1)	1,055	1,049
4.63%, 04/29/2024(1)	1,500	1,480
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025(1)	5,657	5,563
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(1)	2,105	1,767
3.27%, 11/15/2040(1)	1,205	860
3.47%, 12/01/2050(1)	878	594
LYB International Finance BV
4.88%, 03/15/2044	300	250
5.25%, 07/15/2043	610	536
LYB International Finance III LLC
1.25%, 10/01/2025	692	617
4.20%, 05/01/2050	2,245	1,660
LyondellBasell Industries NV
5.75%, 04/15/2024	1,453	1,457
Mosaic Co.
5.63%, 11/15/2043	2,055	1,913
Nucor Corp.
2.98%, 12/15/2055	800	495
Nutrien Ltd.
4.13%, 03/15/2035	1,960	1,688
4.20%, 04/01/2029	420	395

5.25%, 01/15/2045	1,444	1,319
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030	3,100	2,441
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54	55
Samarco Mineracao SA
5.75%, 10/24/2023(1)(6)	537	246
Sasol Financing USA LLC
5.88%, 03/27/2024	3,249	3,176
6.50%, 09/27/2028	1,555	1,409
Solvay Finance America LLC
4.45%, 12/03/2025(1)	11,810	11,426
Steel Dynamics, Inc.
1.65%, 10/15/2027	1,637	1,372
Union Carbide Corp.
7.75%, 10/01/2096	681	764
Vale Overseas Ltd.
3.75%, 07/08/2030	2,255	1,973
6.88%, 11/21/2036	5,167	5,452
6.88%, 11/10/2039	2,107	2,220
8.25%, 01/17/2034	984	1,166
Westlake Corp.
3.38%, 08/15/2061	2,595	1,530

Total Basic Materials		124,245

Communications – 2.24%
Amazon.com, Inc.
3.88%, 08/22/2037	1,700	1,506
3.95%, 04/13/2052	4,000	3,311
4.55%, 12/01/2027	19,842	19,776
4.70%, 12/01/2032	1,357	1,343
America Movil SAB de CV
3.63%, 04/22/2029	7,155	6,490
4.38%, 04/22/2049	1,214	1,037
AT&T, Inc.
1.65%, 02/01/2028	525	443
2.25%, 02/01/2032	3,510	2,751
2.55%, 12/01/2033	5,020	3,858
3.50%, 06/01/2041	1,353	1,009
3.50%, 09/15/2053	19,365	13,070
3.55%, 09/15/2055	10,545	7,036
3.65%, 06/01/2051	1,565	1,102
3.65%, 09/15/2059	1,685	1,128
3.80%, 12/01/2057	987	681
4.30%, 02/15/2030	15,390	14,491
4.50%, 05/15/2035	7,570	6,881
4.65%, 06/01/2044	2,145	1,801
6.00%, 08/15/2040	2,275	2,282
British Telecommunications Plc
9.63%, 12/15/2030	5,000	5,988
Charter Communications Operating LLC
2.30%, 02/01/2032	4,000	2,946
3.50%, 06/01/2041	13,115	8,546
3.50%, 03/01/2042	8,745	5,603
3.70%, 04/01/2051	2,580	1,569
3.90%, 06/01/2052	2,310	1,450
4.80%, 03/01/2050	2,413	1,752
4.91%, 07/23/2025	10,000	9,801
5.05%, 03/30/2029	8,484	7,982
5.38%, 04/01/2038	835	695
5.38%, 05/01/2047	4,610	3,616
5.75%, 04/01/2048	1,603	1,312
6.38%, 10/23/2035	5,867	5,719
6.48%, 10/23/2045	1,275	1,150
6.83%, 10/23/2055	690	637
Comcast Corp.
2.89%, 11/01/2051	8,642	5,550
2.94%, 11/01/2056	845	523
2.99%, 11/01/2063	2,980	1,802
3.25%, 11/01/2039	3,295	2,567
3.45%, 02/01/2050	1,661	1,205
3.75%, 04/01/2040	2,195	1,810

3.90%, 03/01/2038	455	392
3.97%, 11/01/2047	154	123
4.00%, 11/01/2049	638	503
4.05%, 11/01/2052	156	123
4.20%, 08/15/2034	555	512
4.25%, 01/15/2033	3,107	2,929
Corning, Inc.
3.90%, 11/15/2049	960	699
Cox Communications, Inc.
2.60%, 06/15/2031(1)	15,920	12,678
2.95%, 10/01/2050(1)	1,275	764
3.35%, 09/15/2026(1)	369	345
3.50%, 08/15/2027(1)	8,245	7,654
3.60%, 06/15/2051(1)	1,250	857
3.85%, 02/01/2025(1)	1,250	1,208
4.80%, 02/01/2035(1)	6,000	5,319
Crown Castle Towers LLC
3.66%, 05/15/2025(1)	955	925
Deutsche Telekom International Finance BV
4.88%, 03/06/2042(1)	240	214
8.75%, 06/15/2030	49	58
Discovery Communications LLC
3.63%, 05/15/2030	2,500	2,060
5.20%, 09/20/2047	1,375	1,021
eBay, Inc.
2.60%, 05/10/2031	8,000	6,557
Grupo Televisa SAB
6.13%, 01/31/2046	382	379
Level 3 Financing, Inc.
3.40%, 03/01/2027(1)	3,500	2,957
NBCUniversal Media LLC
4.45%, 01/15/2043	10	9
NBN Co. Ltd.
2.63%, 05/05/2031(1)	15,025	11,920
Paramount Global
3.70%, 06/01/2028	870	776
4.00%, 01/15/2026	1,000	959
4.90%, 08/15/2044	315	230
Rogers Communications, Inc.
3.80%, 03/15/2032(1)	4,650	4,013
4.55%, 03/15/2052(1)	3,051	2,365
TCI Communications, Inc.
7.13%, 02/15/2028	138	151
Telecom Italia Capital SA
7.20%, 07/18/2036	1,644	1,335
Telefonica Emisiones SA
4.10%, 03/08/2027	4,775	4,530
4.67%, 03/06/2038	1,175	928
4.90%, 03/06/2048	4,575	3,516
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	529	588
Time Warner Cable LLC
5.50%, 09/01/2041	6,815	5,656
5.88%, 11/15/2040	1,275	1,111
6.55%, 05/01/2037	375	357
6.75%, 06/15/2039	539	510
7.30%, 07/01/2038	1,418	1,407
T-Mobile USA, Inc.
3.00%, 02/15/2041	2,300	1,623
3.60%, 11/15/2060	3,920	2,588
3.88%, 04/15/2030	49,523	44,860
5.80%, 09/15/2062	3,386	3,276
Verizon Communications, Inc.
1.68%, 10/30/2030	765	596
2.10%, 03/22/2028	2,390	2,074
2.36%, 03/15/2032	1,056	837
2.55%, 03/21/2031	8,095	6,657
2.65%, 11/20/2040	2,329	1,572
3.15%, 03/22/2030	5,000	4,409
3.40%, 03/22/2041	1,500	1,128
3.70%, 03/22/2061	3,000	2,092

4.02%, 12/03/2029	712	665
4.27%, 01/15/2036	7,380	6,570
4.40%, 11/01/2034	2,500	2,296
4.81%, 03/15/2039	7,941	7,274
Vodafone Group Plc
5.00%, 05/30/2038	3,300	3,037
5.25%, 05/30/2048	3,594	3,165
6.15%, 02/27/2037	4,600	4,660
Walt Disney Co.
6.20%, 12/15/2034	150	163
7.63%, 11/30/2028	310	350

Total Communications		350,749

Consumer, Cyclical – 1.49%
7-Eleven, Inc.
0.95%, 02/10/2026(1)	3,971	3,478
1.30%, 02/10/2028(1)	1,274	1,056
2.50%, 02/10/2041(1)	1,298	857
Air Canada 2013-1 Class A Pass-Through Trust
4.13%, 05/15/2025(1)	1,297	1,186
Air Canada 2015-1 Class A Pass-Through Trust
3.60%, 03/15/2027(1)	604	545
Air Canada 2015-2 Class AA Pass-Through Trust
3.75%, 12/15/2027(1)	978	852
Air Canada 2017-1 Class A Pass-Through Trust
3.55%, 01/15/2030(1)	2,348	1,887
Air Canada 2017-1 Class AA Pass-Through Trust
3.30%, 01/15/2030(1)	4,545	3,880
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041(1)	2,460	1,751
3.63%, 05/13/2051(1)	3,500	2,340
3.80%, 01/25/2050(1)	2,100	1,475
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 10/01/2026	288	248
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027	2,650	2,210
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/2027	491	441
American Airlines 2016-2 Class A Pass-Through Trust
3.65%, 06/15/2028	863	673
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/2028	1,094	948
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/2028	1,086	941
AutoZone, Inc.
1.65%, 01/15/2031	1,540	1,195
British Airways 2018-1 Class A Pass-Through Trust
4.13%, 09/20/2031(1)	1,967	1,637
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031(1)	927	835
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032(1)	1,394	1,183
CK Hutchison International 21 Ltd.
3.13%, 04/15/2041(1)	1,915	1,403
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 10/29/2024	3,669	3,500
Daimler Trucks Finance North America LLC
2.38%, 12/14/2028(1)	8,747	7,350
Delta Air Lines 2015-1 Class B Pass-Through Trust
4.25%, 07/30/2023	1,505	1,475
Dollar Tree, Inc.
2.65%, 12/01/2031	15,340	12,407
Ford Motor Co.
5.29%, 12/08/2046	280	213
General Motors Co.
5.00%, 04/01/2035	4,591	3,953
5.20%, 04/01/2045	2,750	2,235
6.13%, 10/01/2025	14,000	14,248
6.25%, 10/02/2043	3,100	2,866
6.60%, 04/01/2036	685	671
General Motors Financial Co., Inc.
1.20%, 10/15/2024	1,910	1,768

1.25%, 01/08/2026	4,283	3,772
2.35%, 01/08/2031	1,707	1,287
2.70%, 06/10/2031	2,395	1,835
3.70%, 05/09/2023	4,180	4,159
3.80%, 04/07/2025	1,785	1,723
3.95%, 04/13/2024	5,535	5,426
4.30%, 07/13/2025	1,765	1,709
4.35%, 01/17/2027	1,035	983
6.05%, 10/10/2025	7,667	7,798
Home Depot, Inc.
4.40%, 03/15/2045	268	239
4.95%, 09/15/2052	2,189	2,101
Hyundai Capital America
1.30%, 01/08/2026(1)	1,005	879
1.50%, 06/15/2026(1)	2,215	1,919
1.80%, 10/15/2025(1)	1,190	1,070
1.80%, 01/10/2028(1)	2,170	1,780
2.38%, 10/15/2027(1)	1,200	1,027
3.00%, 02/10/2027(1)	675	606
3.40%, 06/20/2024(1)	1,500	1,447
JetBlue 2020-1 Class B Pass-Through Trust
7.75%, 11/15/2028	1,488	1,439
Kia Corp.
1.75%, 10/16/2026(1)	1,620	1,392
Lear Corp.
2.60%, 01/15/2032	1,225	922
Lowe’s Companies, Inc.
1.70%, 10/15/2030	2,300	1,799
2.63%, 04/01/2031	2,845	2,357
McDonald’s Corp.
4.45%, 03/01/2047	360	312
4.70%, 12/09/2035	216	207
6.30%, 10/15/2037	394	429
MDC Holdings, Inc.
2.50%, 01/15/2031	1,595	1,150
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026(1)	6,194	5,171
Nissan Motor Co. Ltd.
4.35%, 09/17/2027(1)	4,222	3,828
4.81%, 09/17/2030(1)	2,686	2,280
Nordstrom, Inc.
4.00%, 03/15/2027	2,511	2,091
4.25%, 08/01/2031	2,871	2,053
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	802	756
4.70%, 06/15/2032	3,150	3,045
Spirit Airlines Pass-Through Trust 2017-1AA
3.38%, 02/15/2030	739	637
Stellantis Finance U.S., Inc.
2.69%, 09/15/2031(1)	2,008	1,532
Toll Brothers Finance Corp.
4.35%, 02/15/2028	17,435	15,840
Toyota Motor Credit Corp.
3.65%, 08/18/2025	4,280	4,159
5.45%, 11/10/2027	7,881	8,058
United Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/2024	878	851
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/2025	2,687	2,500
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/2026	661	614
United Airlines 2016-1 Class A Pass-Through Trust
3.45%, 07/07/2028	1,307	1,099
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/2028	5,882	5,303
United Airlines 2016-1 Class B Pass-Through Trust
3.65%, 01/07/2026	1,532	1,386
United Airlines 2016-2 Class A Pass-Through Trust
3.10%, 10/07/2028	2,207	1,782
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/2028	1,324	1,126

United Airlines 2016-2 Class B Pass-Through Trust
3.65%, 10/07/2025	1,830	1,613
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030	3,127	2,605
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/2030	4,025	3,474
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026	1,004	917
United Airlines 2019-1 Class A Pass-Through Trust
4.55%, 08/25/2031	1,780	1,496
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031	2,037	1,802
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032	2,569	2,073
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027(1)	897	751
4.35%, 06/08/2027(1)	12,500	11,982
Warnermedia Holdings, Inc.
4.05%, 03/15/2029(1)	1,650	1,427
5.05%, 03/15/2042(1)	8,041	6,152
5.14%, 03/15/2052(1)	3,325	2,417
5.39%, 03/15/2062(1)	1,665	1,215

Total Consumer, Cyclical		233,509

Consumer, Non-cyclical – 3.59%
AbbVie, Inc.
2.60%, 11/21/2024	5,387	5,154
3.60%, 05/14/2025	12,060	11,688
3.80%, 03/15/2025	3,000	2,924
4.05%, 11/21/2039	4,531	3,878
4.25%, 11/21/2049	11,691	9,702
4.40%, 11/06/2042	1,700	1,475
4.45%, 05/14/2046	425	365
4.55%, 03/15/2035	6,025	5,634
4.70%, 05/14/2045	4,415	3,921
Aetna, Inc.
4.50%, 05/15/2042	4,205	3,627
4.75%, 03/15/2044	1,800	1,585
6.75%, 12/15/2037	341	366
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280	3,434
AHS Hospital Corp.
2.78%, 07/01/2051	2,730	1,704
Altria Group, Inc.
2.45%, 02/04/2032	3,845	2,901
3.40%, 02/04/2041	8,495	5,634
5.95%, 02/14/2049	2,201	1,957
Amgen, Inc.
1.65%, 08/15/2028	1,155	963
2.80%, 08/15/2041	15,620	10,822
3.00%, 01/15/2052	2,500	1,596
3.15%, 02/21/2040	4,747	3,496
4.88%, 03/01/2053	5,157	4,574
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	455	409
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	2,240	2,002
4.44%, 10/06/2048	590	504
4.60%, 04/15/2048	3,913	3,400
4.70%, 02/01/2036	12,795	12,085
4.90%, 02/01/2046	7,910	7,191
4.95%, 01/15/2042	2,735	2,565
5.45%, 01/23/2039	7,035	7,020
Ascension Health
2.53%, 11/15/2029	1,740	1,491
3.11%, 11/15/2039	2,670	2,051
AstraZeneca Plc
4.00%, 09/18/2042	540	467
6.45%, 09/15/2037	500	564
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	2,280	1,636

BAT Capital Corp.
2.26%, 03/25/2028	2,000	1,660
2.73%, 03/25/2031	6,820	5,321
3.56%, 08/15/2027	3,615	3,303
3.73%, 09/25/2040	1,240	842
4.39%, 08/15/2037	3,610	2,807
4.54%, 08/15/2047	3,153	2,228
5.65%, 03/16/2052	1,224	1,009
BAT International Finance Plc
1.67%, 03/25/2026	1,390	1,232
Baxalta, Inc.
5.25%, 06/23/2045	50	48
Becton Dickinson & Co.
3.73%, 12/15/2024	515	502
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051(1)	3,755	2,824
Biogen, Inc.
2.25%, 05/01/2030	1,364	1,111
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	1,730	1,153
Boston Scientific Corp.
4.55%, 03/01/2039	356	319
Bristol-Myers Squibb Co.
3.55%, 03/15/2042	2,822	2,290
4.13%, 06/15/2039	1,512	1,345
4.35%, 11/15/2047	7,950	7,004
4.55%, 02/20/2048	1,374	1,235
4.63%, 05/15/2044	2,640	2,413
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	3,900	3,201
Campbell Soup Co.
2.38%, 04/24/2030	895	745
3.13%, 04/24/2050	494	334
Centene Corp.
2.45%, 07/15/2028	6,512	5,496
Children’s Health System of Texas
2.51%, 08/15/2050	2,270	1,356
Children’s Hospital
2.93%, 07/15/2050	1,340	846
Children’s Hospital Corp.
2.59%, 02/01/2050	1,290	785
Cigna Corp.
3.25%, 04/15/2025	970	934
4.38%, 10/15/2028	30,325	29,247
4.80%, 07/15/2046	218	194
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,500	1,129
2.75%, 01/22/2030	619	533
CommonSpirit Health
1.55%, 10/01/2025	1,290	1,160
2.78%, 10/01/2030	5,925	4,887
3.91%, 10/01/2050	1,265	936
Conagra Brands, Inc.
1.38%, 11/01/2027	1,755	1,462
7.00%, 10/01/2028	3,250	3,465
Constellation Brands, Inc.
2.25%, 08/01/2031	1,970	1,565
2.88%, 05/01/2030	3,620	3,082
4.65%, 11/15/2028	4,780	4,623
Cottage Health Obligated Group
3.30%, 11/01/2049	1,530	1,073
CVS Health Corp.
2.70%, 08/21/2040	2,500	1,727
4.30%, 03/25/2028	783	757
4.78%, 03/25/2038	6,550	5,967
4.88%, 07/20/2035	2,515	2,388
5.05%, 03/25/2048	5,000	4,488
5.30%, 12/05/2043	3,260	3,044
CVS Pass-Through Trust
5.77%, 01/10/2033(1)	649	634
5.93%, 01/10/2034(1)	493	481
7.51%, 01/10/2032(1)	713	742

CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031(1)	719	786
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(1)	784	705
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	3,000	2,490
DH Europe Finance II Sarl
3.25%, 11/15/2039	431	344
Element Fleet Management Corp.
1.60%, 04/06/2024(1)	1,405	1,331
3.85%, 06/15/2025(1)	3,000	2,840
Elevance Health, Inc.
3.60%, 03/15/2051	4,420	3,304
4.10%, 03/01/2028	920	882
4.38%, 12/01/2047	4,500	3,844
4.63%, 05/15/2042	400	364
4.65%, 01/15/2043	391	354
4.65%, 08/15/2044	395	353
5.10%, 01/15/2044	1,690	1,593
ERAC USA Finance LLC
4.50%, 02/15/2045(1)	300	244
5.63%, 03/15/2042(1)	357	338
Experian Finance Plc
2.75%, 03/08/2030(1)	9,240	7,642
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	2,290	1,606
4.38%, 05/10/2043	526	434
Ford Foundation
2.82%, 06/01/2070	3,035	1,770
Fresenius Medical Care US Finance III, Inc.
3.00%, 12/01/2031(1)	8,000	6,012
GE HealthCare Technologies, Inc.
5.55%, 11/15/2024(1)	3,849	3,863
General Mills, Inc.
3.00%, 02/01/2051	3,007	2,056
Gilead Sciences, Inc.
1.65%, 10/01/2030	1,700	1,348
2.60%, 10/01/2040	1,855	1,294
4.60%, 09/01/2035	4,225	4,013
Global Payments, Inc.
3.20%, 08/15/2029	4,843	4,117
5.30%, 08/15/2029	964	932
5.95%, 08/15/2052	4,556	4,119
Grupo Bimbo SAB de CV
3.88%, 06/27/2024(1)	8,310	8,138
4.70%, 11/10/2047(1)	4,500	3,800
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2029	2,865	2,576
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	3,780	2,629
2.88%, 09/01/2050	2,000	1,293
Hartford HealthCare Corp.
3.45%, 07/01/2054	3,370	2,353
HCA, Inc.
3.50%, 07/15/2051	116	74
3.63%, 03/15/2032(1)	3,500	2,962
4.38%, 03/15/2042(1)	1,015	808
4.50%, 02/15/2027	7,000	6,746
5.13%, 06/15/2039	1,715	1,535
5.25%, 06/15/2026	4,200	4,149
5.50%, 06/15/2047	1,955	1,736
5.88%, 02/01/2029	4,000	3,988
JBS USA LUX SA
3.00%, 05/15/2032(1)	7,450	5,713
5.75%, 04/01/2033(1)	7,500	7,153
Johnson & Johnson
4.38%, 12/05/2033	1,070	1,052
Keurig Dr Pepper, Inc.
4.42%, 12/15/2046	4,032	3,311
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031(1)	7,500	5,996

Kraft Heinz Foods Co.
3.00%, 06/01/2026	3,353	3,138
4.38%, 06/01/2046	11,542	9,379
4.63%, 10/01/2039	2,357	2,068
4.88%, 10/01/2049	2,285	1,983
5.20%, 07/15/2045	725	669
Kroger Co.
4.45%, 02/01/2047	2,610	2,192
5.40%, 07/15/2040	95	91
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,190	1,886
Mars, Inc.
3.95%, 04/01/2049(1)	3,482	2,842
Massachusetts Institute of Technology
3.89%, 07/01/2116	2,906	2,089
4.68%, 07/01/2114	1,645	1,400
Memorial Health Services
3.45%, 11/01/2049	3,040	2,205
Merck & Co., Inc.
2.75%, 12/10/2051	1,415	945
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/2048	999	773
MultiCare Health System
2.80%, 08/15/2050	3,003	1,773
Mylan, Inc.
3.13%, 01/15/2023(1)	5,000	4,996
4.55%, 04/15/2028	700	648
5.20%, 04/15/2048	7,550	5,622
5.40%, 11/29/2043	3,770	2,984
MyMichigan Health
3.41%, 06/01/2050	3,480	2,391
Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052	646	573
NYU Langone Hospitals
3.38%, 07/01/2055	1,270	847
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605	2,050
Pepperdine University
3.30%, 12/01/2059	1,440	903
PerkinElmer, Inc.
3.63%, 03/15/2051	3,400	2,356
Philip Morris International, Inc.
5.13%, 11/15/2024	9,682	9,695
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	2,195	1,369
President & Fellows of Harvard College
2.52%, 10/15/2050	3,480	2,259
3.30%, 07/15/2056	4,420	3,303
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200	1,124
Quanta Services, Inc.
2.35%, 01/15/2032	2,965	2,251
Quest Diagnostics, Inc.
3.45%, 06/01/2026	223	213
3.50%, 03/30/2025	4,820	4,644
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800	2,163
RELX Capital, Inc.
4.75%, 05/20/2032	2,745	2,638
Reynolds American, Inc.
4.45%, 06/12/2025	5,000	4,891
Roche Holdings, Inc.
2.31%, 03/10/2027(1)	11,019	10,038
Royalty Pharma Plc
0.75%, 09/02/2023	5,000	4,844
1.20%, 09/02/2025	874	782
2.15%, 09/02/2031	1,291	976
S&P Global, Inc.
2.90%, 03/01/2032(1)	2,118	1,807

Sysco Corp.
5.95%, 04/01/2030	5,000	5,175
6.60%, 04/01/2050	1,000	1,090
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	3,675	2,697
3.18%, 07/09/2050	1,920	1,295
Texas Health Resources
2.33%, 11/15/2050	970	554
4.33%, 11/15/2055	1,000	851
Triton Container International Ltd.
1.15%, 06/07/2024(1)	2,755	2,548
Tyson Foods, Inc.
4.88%, 08/15/2034	400	382
5.15%, 08/15/2044	588	544
UnitedHealth Group, Inc.
3.25%, 05/15/2051	1,395	998
3.50%, 08/15/2039	1,675	1,369
4.63%, 07/15/2035	427	414
5.88%, 02/15/2053	12,787	13,808
Universal Health Services, Inc.
2.65%, 10/15/2030	342	272
University of Chicago
2.76%, 04/01/2045	1,575	1,177
University of Miami
4.06%, 04/01/2052	1,280	1,043
University of Southern California
3.23%, 10/01/2120	1,370	794
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	532	497
5.25%, 06/15/2046	275	208
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000	6,804
Viatris, Inc.
2.30%, 06/22/2027	3,525	3,012
3.85%, 06/22/2040	4,820	3,232
4.00%, 06/22/2050	4,000	2,465
Viterra Finance BV
3.20%, 04/21/2031(1)	10,250	7,745
5.25%, 04/21/2032(1)	5,295	4,651
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	1,530	915
Zoetis, Inc.
2.00%, 05/15/2030	1,590	1,290
3.90%, 08/20/2028	4,685	4,450

Total Consumer, Non-cyclical		559,782

Energy – 3.23%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047(1)	7,085	6,500
Aker BP ASA
2.00%, 07/15/2026(1)	2,255	1,992
2.88%, 01/15/2026(1)	2,326	2,149
3.10%, 07/15/2031(1)	2,730	2,239
Baker Hughes Holdings LLC
5.13%, 09/15/2040	600	553
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
4.49%, 05/01/2030	1,365	1,301

Boardwalk Pipelines LP
3.40%, 02/15/2031	1,145	958
3.60%, 09/01/2032	5,000	4,137
5.95%, 06/01/2026	3,000	3,038
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,935	2,591
Buckeye Partners LP
5.60%, 10/15/2044	2,000	1,460
5.85%, 11/15/2043	591	440
Canadian Natural Resources Ltd.
6.25%, 03/15/2038	5,000	4,947
6.50%, 02/15/2037	118	118
Cenovus Energy, Inc.
5.25%, 06/15/2037	5,270	4,801
5.40%, 06/15/2047	5,827	5,212
6.80%, 09/15/2037	2,100	2,154
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	5,900	5,936
Chevron USA, Inc.
3.90%, 11/15/2024	5,778	5,679
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700	2,603
Continental Resources, Inc.
2.27%, 11/15/2026(1)	3,235	2,803
4.50%, 04/15/2023	3,444	3,436
4.90%, 06/01/2044	1,610	1,194
Coterra Energy, Inc.
3.90%, 05/15/2027	3,045	2,843
DCP Midstream Operating LP
5.13%, 05/15/2029	9,226	8,891
5.38%, 07/15/2025	5,260	5,211
5.60%, 04/01/2044	2,292	2,137
5.63%, 07/15/2027	8,654	8,584
Diamondback Energy, Inc.
3.25%, 12/01/2026	9,210	8,566
6.25%, 03/15/2033	7,822	7,939
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/2044	1,300	1,067
Ecopetrol SA
4.13%, 01/16/2025	383	365
5.38%, 06/26/2026	537	506
5.88%, 09/18/2023	395	392
EIG Pearl Holdings Sarl
3.55%, 08/31/2036(1)	5,996	5,018
Enbridge Energy Partners LP
7.38%, 10/15/2045	2,600	2,904
7.50%, 04/15/2038	4,949	5,434
Energy Transfer LP
3.60%, 02/01/2023	1,245	1,243
4.00%, 10/01/2027	8,323	7,768
4.40%, 03/15/2027	900	855
4.75%, 01/15/2026	1,822	1,775
4.95%, 05/15/2028	1,615	1,549
4.95%, 01/15/2043	1,482	1,191
5.00%, 05/15/2050	3,730	2,980
5.25%, 04/15/2029	5,631	5,445
5.30%, 04/01/2044	200	169
5.40%, 10/01/2047	1,500	1,271
5.50%, 06/01/2027	277	275
5.75%, 02/15/2033	6,421	6,282
6.05%, 06/01/2041	2,000	1,878
6.13%, 12/15/2045	810	749
6.25%, 04/15/2049	3,505	3,259
6.50%, 02/01/2042	3,000	2,965
6.63%, 10/15/2036	2,000	2,005
ENI SpA
4.25%, 05/09/2029(1)	2,825	2,611
5.70%, 10/01/2040(1)	557	506
ENI USA, Inc.
7.30%, 11/15/2027	400	424

Enterprise Products Operating LLC
4.85%, 08/15/2042	4,000	3,533
4.95%, 10/15/2054	177	147
5.75%, 03/01/2035	1,075	1,048
5.95%, 02/01/2041	201	201
EQM Midstream Partners LP
4.00%, 08/01/2024	749	720
EQT Corp.
3.90%, 10/01/2027	805	743
Exxon Mobil Corp.
3.00%, 08/16/2039	3,535	2,702
3.10%, 08/16/2049	2,040	1,458
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(1)	3,360	2,622
4.32%, 12/30/2039(1)	1,365	980
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040(1)	2,368	1,901
Gray Oak Pipeline LLC
2.00%, 09/15/2023(1)	1,220	1,187
2.60%, 10/15/2025(1)	5,580	5,060
Halliburton Co.
4.75%, 08/01/2043	565	482
4.85%, 11/15/2035	200	185
7.60%, 08/15/2096(1)	258	241
Hess Corp.
5.60%, 02/15/2041	2,032	1,921
5.80%, 04/01/2047	1,606	1,533
HF Sinclair Corp.
2.63%, 10/01/2023	250	245
5.88%, 04/01/2026	4,573	4,577
Kinder Morgan Energy Partners LP
4.30%, 05/01/2024	3,700	3,651
6.95%, 01/15/2038	8,490	8,983
7.30%, 08/15/2033	1,650	1,781
7.50%, 11/15/2040	483	527
Kinder Morgan, Inc.
5.05%, 02/15/2046	600	509
5.45%, 08/01/2052	5,858	5,258
7.80%, 08/01/2031	4,600	5,130
Magellan Midstream Partners LP
3.20%, 03/15/2025	386	368
4.20%, 03/15/2045	5,725	4,091
Marathon Petroleum Corp.
3.63%, 09/15/2024	1,000	973
4.50%, 04/01/2048	3,000	2,396
4.70%, 05/01/2025	5,043	4,966
5.13%, 12/15/2026	10,583	10,517
MPLX LP
2.65%, 08/15/2030	7,390	5,989
4.50%, 04/15/2038	6,723	5,663
4.88%, 06/01/2025	3,000	2,954
5.20%, 03/01/2047	695	590
5.20%, 12/01/2047	560	476
5.50%, 02/15/2049	950	835
NGPL PipeCo LLC
3.25%, 07/15/2031(1)	2,055	1,672
Occidental Petroleum Corp.
6.45%, 09/15/2036	2,685	2,739
ONEOK Partners LP
5.00%, 09/15/2023	3,589	3,585
6.20%, 09/15/2043	2,500	2,373
6.65%, 10/01/2036	1,050	1,051
ONEOK, Inc.
2.75%, 09/01/2024	6,954	6,657
3.10%, 03/15/2030	13,970	11,707
4.50%, 03/15/2050	915	681
4.95%, 07/13/2047	1,850	1,490
6.10%, 11/15/2032	5,413	5,413
Petroleos Mexicanos
6.35%, 02/12/2048	4,537	2,773
6.49%, 01/23/2027	1,185	1,080

6.50%, 03/13/2027	1,090	994
6.50%, 01/23/2029	970	830
6.75%, 09/21/2047	3,790	2,418
6.88%, 08/04/2026	2,390	2,257
Phillips 66
4.88%, 11/15/2044	70	64
5.88%, 05/01/2042	3,000	3,073
Phillips 66 Co.
3.15%, 12/15/2029(1)	19,655	17,147
3.55%, 10/01/2026(1)	190	178
3.61%, 02/15/2025(1)	560	542
4.90%, 10/01/2046(1)	412	365
Pioneer Natural Resources Co.
1.90%, 08/15/2030	10,650	8,340
Plains All American Pipeline LP
3.55%, 12/15/2029	2,800	2,428
4.65%, 10/15/2025	3,052	2,986
4.70%, 06/15/2044	5,954	4,516
5.15%, 06/01/2042	840	681
QatarEnergy Trading LLC
1.38%, 09/12/2026(1)	9,743	8,635
2.25%, 07/12/2031(1)	3,240	2,681
3.13%, 07/12/2041(1)	897	689
Reliance Industries Ltd.
2.88%, 01/12/2032(1)	3,000	2,432
Sabal Trail Transmission LLC
4.68%, 05/01/2038(1)	10,000	8,973
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	3,320	3,077
5.00%, 03/15/2027	1,700	1,667
5.63%, 03/01/2025	505	506
5.75%, 05/15/2024	14,493	14,498
5.88%, 06/30/2026	6,680	6,759
Saudi Arabian Oil Co.
1.63%, 11/24/2025(1)	4,423	4,029
3.25%, 11/24/2050(1)	2,425	1,704
3.50%, 04/16/2029(1)	6,290	5,770
Schlumberger Holdings Corp.
3.90%, 05/17/2028(1)	852	794
Shell International Finance BV
2.75%, 04/06/2030	3,300	2,895
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(1)	428	347
8.00%, 03/01/2032	446	489
Spectra Energy Partners LP
4.50%, 03/15/2045	3,225	2,662
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048	1,042
6.80%, 05/15/2038	423	443
7.88%, 06/15/2026	543	583
Targa Resources Corp.
4.20%, 02/01/2033	1,060	912
5.20%, 07/01/2027	4,000	3,921
TC PipeLines LP
3.90%, 05/25/2027	5,000	4,710
4.38%, 03/13/2025	8,465	8,281
Texas Eastern Transmission LP
3.50%, 01/15/2028(1)	450	409
TotalEnergies Capital International SA
2.99%, 06/29/2041	4,000	2,980
3.13%, 05/29/2050	2,465	1,741
3.46%, 07/12/2049	1,905	1,423
TransCanada PipeLines Ltd.
4.75%, 05/15/2038	1,000	891
6.20%, 10/15/2037	573	584
Valero Energy Corp.
2.15%, 09/15/2027	1,143	1,002
4.35%, 06/01/2028	3,416	3,291

6.63%, 06/15/2037	5,000	5,321
7.50%, 04/15/2032	175	197
Var Energi ASA
5.00%, 05/18/2027(1)	11,460	10,738
Williams Companies, Inc.
2.60%, 03/15/2031	2,530	2,047
3.75%, 06/15/2027	12,425	11,695
4.85%, 03/01/2048	3,000	2,535
4.90%, 01/15/2045	7,000	5,952
5.30%, 08/15/2052	1,360	1,216
5.40%, 03/04/2044	2,750	2,493
5.75%, 06/24/2044	2,500	2,380
6.30%, 04/15/2040	333	340
Woodside Finance Ltd.
3.65%, 03/05/2025(1)	3,300	3,168

Total Energy		505,383

Financials – 11.19%
ABN AMRO Bank NV
1.54% (1 Year CMT Index + 0.80%), 06/16/2027(1)(3)	5,000	4,300
2.47% (1 Year CMT Index + 1.10%), 12/13/2029(1)(3)	1,300	1,051
3.32% (5 Year CMT Index + 1.90%), 03/13/2037(1)(3)	2,500	1,807
4.75%, 07/28/2025(1)	5,000	4,849
AerCap Ireland Capital DAC
1.65%, 10/29/2024	330	304
1.75%, 01/30/2026	1,140	1,003
2.45%, 10/29/2026	1,045	914
2.88%, 08/14/2024	1,060	1,004
3.00%, 10/29/2028	1,290	1,081
3.30%, 01/30/2032	1,225	958
4.45%, 10/01/2025	3,500	3,364
4.50%, 09/15/2023	5,280	5,245
6.50%, 07/15/2025	1,848	1,873
AIA Group Ltd.
3.20%, 03/11/2025(1)	5,545	5,317
3.20%, 09/16/2040(1)	915	653
3.60%, 04/09/2029(1)	795	723
3.90%, 04/06/2028(1)	1,000	939
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(3)	1,265	1,220
AIG SunAmerica Global Financing X
6.90%, 03/15/2032(1)	955	1,016
Air Lease Corp.
1.88%, 08/15/2026	3,070	2,666
2.88%, 01/15/2026	1,300	1,203
3.25%, 03/01/2025	710	674
3.25%, 10/01/2029	3,950	3,363
3.38%, 07/01/2025	1,835	1,736
3.88%, 07/03/2023	2,500	2,477
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,190	885
2.00%, 05/18/2032	2,180	1,669
3.80%, 04/15/2026	338	327
4.00%, 02/01/2050	1,451	1,100
Ally Financial, Inc.
7.10%, 11/15/2027	6,027	6,132
American Express Co.
3.55% (5 Year CMT Index + 2.85%), 09/15/2171(3)	3,475	2,855
American International Group, Inc.
2.50%, 06/30/2025	5,704	5,370
American Tower Corp.
1.50%, 01/31/2028	2,660	2,201
1.88%, 10/15/2030	2,485	1,918
2.10%, 06/15/2030	1,300	1,029
2.95%, 01/15/2051	875	542
3.10%, 06/15/2050	1,340	843
3.38%, 10/15/2026	506	473
3.70%, 10/15/2049	2,065	1,465

American Tower Trust
3.07%, 03/15/2023(1)	2,900	2,884
AmFam Holdings, Inc.
2.81%, 03/11/2031(1)	5,000	3,885
ANZ New Zealand Int’l Ltd.
3.45%, 01/21/2028(1)	500	459
Aon Corp. / Aon Global Holdings Plc
3.90%, 02/28/2052	4,250	3,280
Arthur J Gallagher & Co.
3.50%, 05/20/2051	3,000	2,093
Athene Global Funding
2.50%, 01/14/2025(1)	629	589
2.67%, 06/07/2031(1)	3,828	2,954
2.95%, 11/12/2026(1)	8,845	7,980
Australia & New Zealand Banking Group Ltd.
2.57% (5 Year CMT Index + 1.70%), 11/25/2035(1)(3)	4,590	3,368
4.40%, 05/19/2026(1)	1,816	1,744
4.50%, 03/19/2024(1)	9,000	8,889
Aviation Capital Group LLC
3.88%, 05/01/2023(1)	780	774
5.50%, 12/15/2024(1)	1,745	1,714
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026(1)	1,430	1,231
2.53%, 11/18/2027(1)	15,330	12,253
2.88%, 02/15/2025(1)	3,704	3,422
3.95%, 07/01/2024(1)	2,835	2,714
4.25%, 04/15/2026(1)	1,710	1,550
4.38%, 05/01/2026(1)	790	720
5.13%, 10/01/2023(1)	3,000	2,966
5.25%, 05/15/2024(1)	2,790	2,734
5.50%, 01/15/2026(1)	4,364	4,149
Banco Nacional de Panama
2.50%, 08/11/2030(1)	2,750	2,204
Banco Santander SA
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(3)	3,200	2,733
1.85%, 03/25/2026	6,600	5,825
2.75%, 05/28/2025	1,600	1,497
2.75%, 12/03/2030	1,000	766
3.23% (1 Year CMT Index + 1.60%), 11/22/2032(3)	2,000	1,510
5.04% (3 Month LIBOR USD + 1.12%), 04/12/2023(3)	1,000	1,000
5.15%, 08/18/2025	2,200	2,176
5.18%, 11/19/2025	1,500	1,476
Bank of America Corp.
1.66% (SOFR + 0.91%), 03/11/2027(3)	950	840
1.73% (SOFR + 0.96%), 07/22/2027(3)	7,170	6,282
1.90% (SOFR + 1.53%), 07/23/2031(3)	1,285	986
2.09% (SOFR + 1.06%), 06/14/2029(3)	15,630	13,153
2.30% (SOFR + 1.22%), 07/21/2032(3)	26,051	20,062
2.46% (3 Month LIBOR USD + 0.87%), 10/22/2025(3)	2,000	1,890
2.55% (SOFR + 1.05%), 02/04/2028(3)	3,075	2,731
2.57% (SOFR + 1.21%), 10/20/2032(3)	4,515	3,536
2.59% (SOFR + 2.15%), 04/29/2031(3)	11,813	9,621
2.68% (SOFR + 1.93%), 06/19/2041(3)	7,418	4,990
2.69% (SOFR + 1.32%), 04/22/2032(3)	17,025	13,627
2.88% (3 Month LIBOR USD + 1.19%), 10/22/2030(3)	5,130	4,292
2.97% (SOFR + 1.33%), 02/04/2033(3)	4,550	3,666
3.09% (3 Month LIBOR USD + 1.09%), 10/01/2025(3)	5,000	4,790
3.37% (3 Month LIBOR USD + 0.81%), 01/23/2026(3)	1,500	1,430
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024(3)	2,120	2,112
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028(3)	7,800	7,181
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028(3)	4,500	4,164
3.82% (3 Month LIBOR USD + 1.58%), 01/20/2028(3)	10,000	9,331
3.95%, 04/21/2025	3,850	3,747
3.97% (3 Month LIBOR USD + 1.21%), 02/07/2030(3)	2,820	2,561
4.00%, 01/22/2025	3,860	3,778
4.20%, 08/26/2024	4,140	4,076
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(3)	1,500	1,399
4.38% (SOFR + 1.58%), 04/27/2028(3)	4,000	3,825
4.45%, 03/03/2026	7,140	6,996

6.11%, 01/29/2037	3,580	3,621
6.20% (SOFR + 1.99%), 11/10/2028(3)	14,456	14,925
7.75%, 05/14/2038	137	159
Bank of Ireland Group Plc
2.03% (1 Year CMT Index + 1.10%), 09/30/2027(1)(3)	6,132	5,174
6.25% (1 Year CMT Index + 2.65%), 09/16/2026(1)(3)	3,159	3,134
Bank of Montreal
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032(3)	7,167	6,311
Bank of New York Mellon Corp.
3.00%, 02/24/2025	5,360	5,166
Bank of Nova Scotia
5.25%, 12/06/2024	12,335	12,358
Banque Federative du Credit Mutuel SA
1.60%, 10/04/2026(1)	3,100	2,697
Barclays Plc
1.01% (1 Year CMT Index + 0.80%), 12/10/2024(3)	3,434	3,269
2.89% (1 Year CMT Index + 1.30%), 11/24/2032(3)	1,572	1,197
3.65%, 03/16/2025	1,500	1,441
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(3)	7,000	6,788
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(3)	2,450	2,301
5.30% (1 Year CMT Index + 2.30%), 08/09/2026(3)	2,890	2,868
5.50% (1 Year CMT Index + 2.65%), 08/09/2028(3)	2,360	2,286
7.39% (1 Year CMT Index + 3.30%), 11/02/2028(3)	11,338	11,818
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	2,265	1,805
4.30%, 05/15/2043	322	289
4.40%, 05/15/2042	1,524	1,390
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045(1)	170	137
Blackstone Secured Lending Fund
3.65%, 07/14/2023	2,110	2,090
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027(1)(3)	8,178	7,148
1.68% (SOFR + 0.91%), 06/30/2027(1)(3)	2,660	2,315
1.90% (SOFR + 1.61%), 09/30/2028(1)(3)	6,280	5,229
2.16% (SOFR + 1.22%), 09/15/2029(1)(3)	4,000	3,261
2.22% (SOFR + 2.07%), 06/09/2026(1)(3)	1,557	1,430
2.59% (5 Year CMT Index + 2.05%), 08/12/2035(1)(3)	6,899	5,049
2.82% (3 Month LIBOR USD + 1.11%), 11/19/2025(1)(3)	4,000	3,789
2.87% (SOFR + 1.39%), 04/19/2032(1)(3)	3,560	2,784
3.38%, 01/09/2025(1)	7,335	7,059
4.71% (3 Month LIBOR USD + 2.24%), 01/10/2025(1)(3)	1,600	1,584
BOC Aviation USA Corp.
1.63%, 04/29/2024(1)	2,170	2,060
Boston Properties LP
3.20%, 01/15/2025	1,139	1,089
3.65%, 02/01/2026	557	528
BPCE SA
1.00%, 01/20/2026(1)	3,225	2,827
1.65% (SOFR + 1.52%), 10/06/2026(1)(3)	1,566	1,392
2.28% (SOFR + 1.31%), 01/20/2032(1)(3)	10,100	7,551
3.12% (SOFR + 1.73%), 10/19/2032(1)(3)	3,000	2,189
3.25%, 01/11/2028(1)	7,815	7,009
4.50%, 03/15/2025(1)	2,000	1,921
4.63%, 07/11/2024(1)	1,300	1,265
5.15%, 07/21/2024(1)	2,800	2,741
5.70%, 10/22/2023(1)	3,645	3,618
5.75% (SOFR + 2.87%), 07/19/2033(1)(3)	1,200	1,141
Brixmor Operating Partnership LP
2.25%, 04/01/2028	1,930	1,593
2.50%, 08/16/2031	1,080	826
3.85%, 02/01/2025	1,100	1,055
4.05%, 07/01/2030	2,286	2,000
Brookfield Finance, Inc.
3.90%, 01/25/2028	770	706
4.70%, 09/20/2047	158	127
4.85%, 03/29/2029	875	835

Brown & Brown, Inc.
2.38%, 03/15/2031	4,150	3,157
4.20%, 03/17/2032	6,000	5,202
Capital One Financial Corp.
1.88% (SOFR + 0.86%), 11/02/2027(3)	361	314
2.62% (SOFR + 1.27%), 11/02/2032(3)	2,495	1,910
4.20%, 10/29/2025	400	387
4.93% (SOFR + 2.06%), 05/10/2028(3)	2,126	2,058
4.99% (SOFR + 2.16%), 07/24/2026(3)	600	588
Cboe Global Markets, Inc.
1.63%, 12/15/2030	10,880	8,443
Charles Schwab Corp.
1.65%, 03/11/2031	11,130	8,664
Citigroup, Inc.
1.12% (SOFR + 0.77%), 01/28/2027(3)	32,820	28,603
2.52% (SOFR + 1.18%), 11/03/2032(3)	1,140	887
2.56% (SOFR + 1.17%), 05/01/2032(3)	19,270	15,213
2.57% (SOFR + 2.11%), 06/03/2031(3)	4,423	3,577
3.06% (SOFR + 1.35%), 01/25/2033(3)	6,852	5,530
3.20%, 10/21/2026	905	837
3.52% (3 Month LIBOR USD + 1.15%), 10/27/2028(3)	3,846	3,509
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028(3)	7,895	7,251
3.70%, 01/12/2026	9,150	8,802
3.79% (SOFR + 1.94%), 03/17/2033(3)	1,000	855
3.89% (3 Month LIBOR USD + 1.56%), 01/10/2028(3)	12,600	11,774
3.98% (3 Month LIBOR USD + 1.34%), 03/20/2030(3)	3,490	3,148
4.08% (3 Month LIBOR USD + 1.19%), 04/23/2029(3)	1,111	1,022
4.30%, 11/20/2026	1,570	1,519
4.40%, 06/10/2025	12,181	11,956
4.45%, 09/29/2027	8,213	7,830
4.91% (SOFR + 2.09%), 05/24/2033(3)	9,961	9,328
5.61% (SOFR + 1.55%), 09/29/2026(3)	4,703	4,723
6.27% (SOFR + 2.34%), 11/17/2033(3)	2,487	2,566
6.63%, 01/15/2028	387	412
Citizens Financial Group, Inc.
2.64%, 09/30/2032	343	255
3.25%, 04/30/2030	5,000	4,340
CNA Financial Corp.
3.45%, 08/15/2027	820	760
7.25%, 11/15/2023	7,470	7,626
Comerica, Inc.
4.00%, 02/01/2029	1,900	1,779
Commonwealth Bank of Australia
3.31%, 03/11/2041(1)	1,255	852
3.74%, 09/12/2039(1)	5,000	3,653
Cooperatieve Rabobank UA
4.38%, 08/04/2025	570	556
Corebridge Financial, Inc.
3.65%, 04/05/2027(1)	2,055	1,916
3.85%, 04/05/2029(1)	1,455	1,325
Corporate Office Properties LP
2.00%, 01/15/2029	860	660
2.90%, 12/01/2033	5,350	3,795
Credit Agricole SA
1.25% (SOFR + 0.89%), 01/26/2027(1)(3)	15,531	13,582
1.91% (SOFR + 1.68%), 06/16/2026(1)(3)	6,715	6,121
2.81%, 01/11/2041(1)	1,485	917
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(3)	5,000	4,357
4.38%, 03/17/2025(1)	305	294
Credit Suisse Group AG
0.52%, 08/09/2023	2,500	2,378
2.19% (SOFR + 2.04%), 06/05/2026(1)(3)	1,020	871
2.59% (SOFR + 1.56%), 09/11/2025(1)(3)	2,637	2,331
3.09% (SOFR + 1.73%), 05/14/2032(1)(3)	2,915	2,014
3.80%, 06/09/2023	8,500	8,277
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(1)(3)	2,000	1,603
4.28%, 01/09/2028(1)	3,973	3,293
4.55%, 04/17/2026	1,500	1,323
4.75%, 08/09/2024	9,376	8,953

6.54% (SOFR + 3.92%), 08/12/2033(1)(3)	4,000	3,510
Crown Castle, Inc.
4.00%, 03/01/2027	261	249
CubeSmart LP
2.25%, 12/15/2028	7,275	5,996
Danske Bank
1.62% (1 Year CMT Index + 1.35%), 09/11/2026(1)(3)	2,000	1,761
Deutsche Bank AG
2.13% (SOFR + 1.87%), 11/24/2026(3)	6,700	5,911
2.22% (SOFR + 2.16%), 09/18/2024(3)	2,835	2,738
2.55% (SOFR + 1.32%), 01/07/2028(3)	3,350	2,848
3.70%, 05/30/2024	850	826
3.70%, 05/30/2024	2,063	2,027
3.74% (SOFR + 2.26%), 01/07/2033(3)	5,000	3,551
3.95%, 02/27/2023	5,000	4,983
Dexia Credit Local SA
3.25%, 09/26/2023(1)	500	494
Digital Realty Trust LP
3.70%, 08/15/2027	462	429
5.55%, 01/15/2028	5,673	5,711
Discover Bank
3.45%, 07/27/2026	2,800	2,578
4.20%, 08/08/2023	6,305	6,264
4.65%, 09/13/2028	4,000	3,747
Discover Financial Services
3.75%, 03/04/2025	2,920	2,813
4.10%, 02/09/2027	3,471	3,266
DNB Bank ASA
0.86% (1 Year CMT Index + 0.33%), 09/30/2025(1)(3)	2,562	2,355
1.13% (1 Year CMT Index + 0.85%), 09/16/2026(1)(3)	4,000	3,531
1.61% (1 Year CMT Index + 0.68%), 03/30/2028(1)(3)	3,435	2,906
Equinix, Inc.
2.00%, 05/15/2028	4,467	3,771
2.90%, 11/18/2026	2,580	2,358
Essex Portfolio LP
1.65%, 01/15/2031	910	679
2.65%, 03/15/2032	1,740	1,371
F&G Global Funding
1.75%, 06/30/2026(1)	1,905	1,696
Fairfax Financial Holdings Ltd.
5.63%, 08/16/2032(1)	9,000	8,448
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/2025(1)	5,000	4,660
FMR LLC
4.95%, 02/01/2033(1)	250	232
6.45%, 11/15/2039(1)	258	264
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026(1)	1,000	918
Globe Life, Inc.
4.55%, 09/15/2028	3,000	2,907
Goldman Sachs Capital I
6.35%, 02/15/2034	127	131
Goldman Sachs Group, Inc.
1.43% (SOFR + 0.80%), 03/09/2027(3)	5,125	4,494
1.54% (SOFR + 0.82%), 09/10/2027(3)	6,340	5,469
1.95% (SOFR + 0.91%), 10/21/2027(3)	2,541	2,222
1.99% (SOFR + 1.09%), 01/27/2032(3)	7,395	5,634
2.38% (SOFR + 1.25%), 07/21/2032(3)	3,165	2,456
2.62% (SOFR + 1.28%), 04/22/2032(3)	9,805	7,819
2.64% (SOFR + 1.11%), 02/24/2028(3)	8,243	7,339
2.65% (SOFR + 1.26%), 10/21/2032(3)	5,819	4,595
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(3)	5,590	5,387
3.50%, 01/23/2025	5,795	5,598
3.62% (SOFR + 1.85%), 03/15/2028(3)	14,810	13,795
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028(3)	9,911	9,209
3.75%, 02/25/2026	9,005	8,668
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029(3)	5,000	4,658
4.41% (3 Month LIBOR USD + 1.43%), 04/23/2039(3)	2,075	1,793

5.15%, 05/22/2045	4,000	3,593
6.75%, 10/01/2037	2,170	2,315
Goodman US Finance Four LLC
4.50%, 10/15/2037(1)	200	167
Goodman US Finance Three LLC
3.70%, 03/15/2028(1)	862	778
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048(1)	650	534
GTP Acquisition Partners I LLC
3.48%, 06/16/2025(1)	1,824	1,699
Guardian Life Insurance Co. of America
4.85%, 01/24/2077(1)	5,610	4,578
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	5,610	4,310
Hartford Financial Services Group, Inc.
3.60%, 08/19/2049	1,000	718
4.30%, 04/15/2043	1,080	864
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,380	1,045
Healthpeak Properties, Inc.
3.40%, 02/01/2025	41	39
3.50%, 07/15/2029	1,742	1,550
High Street Funding Trust II
4.68%, 02/15/2048(1)	5,250	4,224
HSBC Holdings Plc
1.59% (SOFR + 1.29%), 05/24/2027(3)	4,240	3,656
2.01% (SOFR + 1.73%), 09/22/2028(3)	3,585	2,996
2.21% (SOFR + 1.29%), 08/17/2029(3)	2,075	1,675
2.36% (SOFR + 1.95%), 08/18/2031(3)	2,580	1,971
2.87% (SOFR + 1.41%), 11/22/2032(3)	2,095	1,601
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024(3)	1,301	1,291
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(3)	1,000	875
4.04% (3 Month LIBOR USD + 1.55%), 03/13/2028(3)	3,161	2,913
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(3)	8,009	7,661
6.10%, 01/14/2042	1,060	1,105
7.34% (SOFR + 3.03%), 11/03/2026(3)	3,359	3,494
7.39% (SOFR + 3.35%), 11/03/2028(3)	4,379	4,602
8.11% (SOFR + 4.25%), 11/03/2033(3)	3,312	3,504
Huntington Bancshares, Inc.
4.44% (SOFR + 1.97%), 08/04/2028(3)	4,667	4,445
ING Groep NV
1.40% (1 Year CMT Index + 1.10%), 07/01/2026(1)(3)	1,940	1,744
1.73% (SOFR + 1.01%), 04/01/2027(3)	705	622
Intesa Sanpaolo SpA
4.00%, 09/23/2029(1)	10,590	9,060
Invesco Finance Plc
3.75%, 01/15/2026	4,000	3,830
JAB Holdings BV
4.50%, 04/08/2052(1)	2,408	1,633
Jefferies Financial Group, Inc.
6.25%, 01/15/2036	155	156
6.45%, 06/08/2027	428	447
John Hancock Life Insurance Co.
7.38%, 02/15/2024(1)	731	745
JP Morgan Chase & Co.
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027(3)	1,950	1,696
1.47% (SOFR + 0.77%), 09/22/2027(3)	15,960	13,818
1.56% (SOFR + 0.61%), 12/10/2025(3)	9,475	8,772
1.58% (SOFR + 0.89%), 04/22/2027(3)	5,000	4,393
2.58% (SOFR + 1.25%), 04/22/2032(3)	6,390	5,119
2.95% (SOFR + 1.17%), 02/24/2028(3)	2,600	2,352
3.13%, 01/23/2025	4,000	3,860
3.38%, 05/01/2023	3,800	3,782
3.56% (3 Month LIBOR USD + 0.73%), 04/23/2024(3)	8,000	7,947
3.96% (3 Month LIBOR USD + 1.38%), 11/15/2048(3)	5,770	4,501
4.00% (SOFR + 2.75%), 10/01/2171(3)	4,275	3,660
4.01% (3 Month LIBOR USD + 1.12%), 04/23/2029(3)	2,320	2,146
4.26% (3 Month LIBOR USD + 1.58%), 02/22/2048(3)	5,140	4,203

4.32% (SOFR + 1.56%), 04/26/2028(3)	1,995	1,905
4.45% (3 Month LIBOR USD + 1.33%), 12/05/2029(3)	9,660	9,074
4.60% (SOFR + 3.13%), 08/01/2171(3)	1,985	1,749
4.91% (SOFR + 2.08%), 07/25/2033(3)	10,096	9,613
5.00% (SOFR + 3.38%), 02/01/2171(3)	5,010	4,584
5.55% (SOFR + 1.07%), 12/15/2025(3)	14,177	14,177
KeyCorp
4.79% (SOFR + 2.06%), 06/01/2033(3)	590	557
LeasePlan Corp. NV
2.88%, 10/24/2024(1)	5,500	5,160
Liberty Mutual Group, Inc.
3.95%, 10/15/2050(1)	6,769	4,722
4.25%, 06/15/2023(1)	72	71
4.57%, 02/01/2029(1)	2,301	2,151
5.50%, 06/15/2052(1)	5,750	5,159
Liberty Mutual Insurance Co.
7.70%, 10/15/2097(1)	100	108
8.50%, 05/15/2025(1)	700	733
Life Storage LP
2.20%, 10/15/2030	2,630	2,043
2.40%, 10/15/2031	1,310	1,008
4.00%, 06/15/2029	1,831	1,640
Lincoln National Corp.
7.00%, 06/15/2040	1,715	1,788
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(3)	2,280	1,973
3.51% (1 Year CMT Index + 1.60%), 03/18/2026(3)	1,075	1,021
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(3)	1,000	899
3.75%, 01/11/2027	2,000	1,860
4.38%, 03/22/2028	949	901
4.50%, 11/04/2024	2,010	1,961
4.58%, 12/10/2025	550	533
LSEGA Financing Plc
2.00%, 04/06/2028(1)	4,565	3,890
LXP Industrial Trust
2.38%, 10/01/2031	2,159	1,637
M&T Bank Corp.
4.00%, 07/15/2024	4,350	4,271
Macquarie Bank Ltd.
3.05% (5 Year CMT Index + 1.70%), 03/03/2036(1)(3)	2,090	1,512
Macquarie Group Ltd.
2.87% (SOFR + 1.53%), 01/14/2033(1)(3)	4,000	3,069
4.15% (3 Month LIBOR USD + 1.33%), 03/27/2024(1)(3)	2,000	1,993
5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030(1)(3)	4,445	4,180
6.21%, 11/22/2024(1)	3,339	3,361
Markel Corp.
4.15%, 09/17/2050	655	494
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070(1)	2,690	1,763
4.90%, 04/01/2077(1)	5,000	4,083
7.63%, 11/15/2023(1)	150	152
MBIA Insurance Corp.
15.34% (3 Month LIBOR USD + 11.26%), 01/15/2033(1)(3)	86	6
MetLife, Inc.
4.88%, 11/13/2043	3,000	2,802
Metropolitan Life Global Funding I
3.00%, 09/19/2027(1)	1,180	1,072
Mid-America Apartments LP
1.70%, 02/15/2031	1,330	1,037
4.00%, 11/15/2025	1,500	1,458
Mitsubishi HC Capital, Inc.
3.96%, 09/19/2023(1)	2,730	2,698
Mitsubishi UFJ Financial Group, Inc.
0.85% (1 Year CMT Index + 0.68%), 09/15/2024(3)	5,000	4,826
1.54% (1 Year CMT Index + 0.75%), 07/20/2027(3)	2,780	2,410
2.05%, 07/17/2030	2,940	2,319
2.19%, 02/25/2025	5,000	4,679
3.75%, 07/18/2039	1,615	1,312

Mizuho Financial Group, Inc.
1.23% (1 Year CMT Index + 0.67%), 05/22/2027(3)	2,378	2,060
2.17% (1 Year CMT Index + 0.87%), 05/22/2032(3)	8,000	6,082
2.23% (3 Month LIBOR USD + 0.83%), 05/25/2026(3)	1,740	1,598
2.26% (1 Year CMT Index + 0.90%), 07/09/2032(3)	1,000	762
2.87% (SOFR + 1.57%), 09/13/2030(3)	1,620	1,355
5.41% (1 Year CMT Index + 2.05%), 09/13/2028(3)	3,830	3,831
Morgan Stanley
1.79% (SOFR + 1.03%), 02/13/2032(3)	2,440	1,834
1.93% (SOFR + 1.02%), 04/28/2032(3)	13,945	10,522
2.19% (SOFR + 1.99%), 04/28/2026(3)	6,000	5,576
2.24% (SOFR + 1.18%), 07/21/2032(3)	3,555	2,727
2.48% (SOFR + 1.00%), 01/21/2028(3)	526	467
2.72% (SOFR + 1.15%), 07/22/2025(3)	873	835
3.22% (SOFR + 1.49%), 04/22/2042(3)	5,000	3,700
3.59% (3 Month LIBOR USD + 1.34%), 07/22/2028(3)	5,882	5,395
3.63%, 01/20/2027	8,854	8,349
3.77% (3 Month LIBOR USD + 1.14%), 01/24/2029(3)	4,371	4,003
3.88%, 01/27/2026	1,725	1,670
3.95%, 04/23/2027	14,190	13,401
4.10%, 05/22/2023	3,460	3,447
4.35%, 09/08/2026	930	902
4.43% (3 Month LIBOR USD + 1.63%), 01/23/2030(3)	2,304	2,144
5.00%, 11/24/2025	3,000	2,991
6.30% (SOFR + 2.24%), 10/18/2028(3)	23,609	24,372
MUFG Bank Ltd.
3.75%, 03/10/2024(1)	3,215	3,151
National Australia Bank Ltd.
2.33%, 08/21/2030(1)	7,300	5,557
3.35% (5 Year CMT Index + 1.70%), 01/12/2037(1)(3)	2,600	1,977
3.93% (5 Year CMT Index + 1.88%), 08/02/2034(1)(3)	2,330	1,960
National Retail Properties, Inc.
3.50%, 10/15/2027	400	363
3.60%, 12/15/2026	700	653
3.90%, 06/15/2024	1,310	1,279
Nationwide Building Society
1.50%, 10/13/2026(1)	2,800	2,413
4.00%, 09/14/2026(1)	9,650	8,776
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(1)	7,150	9,194
NatWest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(3)	8,225	7,118
3.75% (5 Year CMT Index + 2.10%), 11/01/2029(3)	1,833	1,700
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(3)	985	892
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024(3)	555	550
4.80%, 04/05/2026	3,017	2,950
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(3)	6,005	5,682
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(3)	7,000	6,594
7.47% (1 Year CMT Index + 2.85%), 11/10/2026(3)	6,411	6,671
NatWest Markets Plc
1.60%, 09/29/2026(1)	2,390	2,075
New York Life Insurance Co.
4.45%, 05/15/2069(1)	4,225	3,477
Nomura Holdings, Inc.
1.65%, 07/14/2026	5,000	4,351
1.85%, 07/16/2025	5,000	4,557
2.61%, 07/14/2031	2,025	1,566
2.65%, 01/16/2025	2,597	2,452
2.68%, 07/16/2030	1,550	1,239
2.71%, 01/22/2029	11,000	9,165
Nordea Bank Abp
5.38%, 09/22/2027(1)	2,035	2,044
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032(3)	411	373
Northwestern Mutual Global Funding
1.70%, 06/01/2028(1)	1,995	1,686
4.35%, 09/15/2027(1)	5,440	5,296

Office Properties Income Trust
2.40%, 02/01/2027	2,800	2,046
4.50%, 02/01/2025	2,261	2,049
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/2027(1)	1,044	962
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067(1)(3)	743	566
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023(1)	2,655	2,648
5.50%, 02/15/2024(1)	275	271
Physicians Realty LP
2.63%, 11/01/2031	1,360	1,062
PNC Bank N.A.
3.88%, 04/10/2025	7,840	7,625
4.20%, 11/01/2025	322	314
Principal Life Global Funding II
1.38%, 01/10/2025(1)	4,722	4,369
3.00%, 04/18/2026(1)	2,000	1,855
Private Export Funding Corp.
3.25%, 06/15/2025	1,280	1,232
3.55%, 01/15/2024	2,489	2,455
Prologis LP
1.25%, 10/15/2030	10,115	7,668
2.25%, 04/15/2030	305	254
2.88%, 11/15/2029	800	696
4.63%, 01/15/2033	6,078	5,884
Protective Life Corp.
4.30%, 09/30/2028(1)	4,500	4,203
Prudential Financial, Inc.
3.91%, 12/07/2047	1,231	980
6.63%, 06/21/2040	5,995	6,496
Prudential Insurance Co. of America
8.30%, 07/01/2025(1)	1,691	1,787
Public Storage
1.95%, 11/09/2028	1,668	1,423
2.25%, 11/09/2031	1,401	1,124
Realty Income Corp.
1.80%, 03/15/2033	1,320	947
4.60%, 02/06/2024	7,100	7,052
Regency Centers LP
2.95%, 09/15/2029	2,200	1,846
Royal Bank of Canada
6.00%, 11/01/2027	5,562	5,798
Sabra Health Care LP
3.20%, 12/01/2031	2,195	1,633
Safehold Operating Partnership LP
2.80%, 06/15/2031	7,000	5,372
2.85%, 01/15/2032	4,308	3,270
Sammons Financial Group, Inc.
3.35%, 04/16/2031(1)	7,000	5,328
4.75%, 04/08/2032(1)	5,000	4,175
Santander UK Group Holdings Plc
1.67% (SOFR + 0.99%), 06/14/2027(3)	2,290	1,947
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(3)	800	715
6.83% (SOFR + 2.75%), 11/21/2026(3)	6,269	6,350
Santander UK Plc
5.00%, 11/07/2023(1)	4,150	4,137
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025(1)	1,390	1,330
Scentre Group Trust 2
4.75% (5 Year CMT Index + 4.38%), 09/24/2080(1)(3)	1,865	1,670
SITE Centers Corp.
4.70%, 06/01/2027	368	345
Societe Generale SA
1.49% (1 Year CMT Index + 1.10%), 12/14/2026(1)(3)	19,302	16,777
1.79% (1 Year CMT Index + 1.00%), 06/09/2027(1)(3)	5,930	5,102
2.80% (1 Year CMT Index + 1.30%), 01/19/2028(1)(3)	1,020	892
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(3)	8,975	6,905
3.00%, 01/22/2030(1)	562	458

3.63%, 03/01/2041(1)	6,000	3,894
4.03% (1 Year CMT Index + 1.90%), 01/21/2043(1)(3)	2,851	1,929
4.25%, 04/14/2025(1)	2,880	2,763
5.00%, 01/17/2024(1)	860	851
6.22% (1 Year CMT Index + 3.20%), 06/15/2033(1)(3)	4,500	4,209
Standard Chartered Plc
1.46% (1 Year CMT Index + 1.00%), 01/14/2027(1)(3)	10,474	9,076
1.82% (1 Year CMT Index + 0.95%), 11/23/2025(1)(3)	10,598	9,680
2.61% (1 Year CMT Index + 1.18%), 01/12/2028(1)(3)	5,000	4,337
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(1)(3)	1,360	1,265
4.87% (5 Year 1100 Run ICE Swap Rate USD + 1.97%), 03/15/2033(1)(3)	800	705
State Bank of India
4.38%, 01/24/2024(1)	6,475	6,392
State Street Corp.
2.20%, 03/03/2031	14,130	11,297
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077(1)(3)	1,000	916
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	2,650	2,094
2.63%, 07/14/2026	644	590
3.04%, 07/16/2029	5,005	4,328
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/2026(1)	3,871	3,446
Swedbank AB
5.34%, 09/20/2027(1)	5,125	5,083
Synchrony Financial
3.95%, 12/01/2027	1,500	1,338
4.50%, 07/23/2025	4,000	3,834
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047(1)	3,360	2,747
4.90%, 09/15/2044(1)	200	183
6.85%, 12/16/2039(1)	218	240
Toronto-Dominion Bank
4.46%, 06/08/2032	5,000	4,766
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300	2,231
6.13%, 08/15/2043	5,000	4,770
Truist Financial Corp.
4.80% (5 Year CMT Index + 3.00%), 12/31/2099(3)	3,460	3,115
Trustage Financial Group, Inc.
4.63%, 04/15/2032(1)	5,000	4,310
UBS Group AG
1.36% (1 Year CMT Index + 1.08%), 01/30/2027(1)(3)	6,550	5,736
1.49% (1 Year CMT Index + 0.85%), 08/10/2027(1)(3)	1,515	1,303
2.10% (1 Year CMT Index + 1.00%), 02/11/2032(1)(3)	6,420	4,834
2.75% (1 Year CMT Index + 1.10%), 02/11/2033(1)(3)	1,450	1,121
4.13%, 09/24/2025(1)	2,510	2,441
4.25%, 03/23/2028(1)	3,000	2,801
4.49% (1 Year CMT Index + 1.55%), 05/12/2026(1)(3)	1,770	1,730
4.49% (1 Year CMT Index + 1.60%), 08/05/2025(1)(3)	4,000	3,931
4.70% (1 Year CMT Index + 2.05%), 08/05/2027(1)(3)	2,615	2,527
5.71% (SOFR + 1.58%), 05/12/2026(1)(3)	5,330	5,372
UDR, Inc.
1.90%, 03/15/2033	2,025	1,442
2.10%, 08/01/2032	1,430	1,051
2.95%, 09/01/2026	276	253
3.00%, 08/15/2031	415	346
3.20%, 01/15/2030	1,565	1,358
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027(1)(3)	1,135	968
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(3)	2,330	2,063
5.86% (5 Year 1100 Run ICE Swap Rate USD + 3.70%), 06/19/2032(1)(3)	1,400	1,234
7.30% (5 Year 1100 Run ICE Swap Rate USD + 4.91%), 04/02/2034(1)(3)	715	655
Ventas Realty LP
3.25%, 10/15/2026	323	298
3.50%, 02/01/2025	251	241
3.75%, 05/01/2024	382	373
3.85%, 04/01/2027	677	636

4.13%, 01/15/2026	126	122
Vornado Realty LP
3.50%, 01/15/2025	800	746
Wells Fargo & Co.
2.16% (3 Month LIBOR USD + 0.75%), 02/11/2026(3)	4,525	4,218
2.39% (SOFR + 2.10%), 06/02/2028(3)	2,875	2,537
2.57% (SOFR + 1.26%), 02/11/2031(3)	12,110	10,028
3.00%, 04/22/2026	2,125	1,988
4.10%, 06/03/2026	3,580	3,466
4.30%, 07/22/2027	729	702
4.40%, 06/14/2046	626	503
4.61% (SOFR + 2.13%), 04/25/2053(3)	3,301	2,795
4.65%, 11/04/2044	675	568
4.90%, 11/17/2045	1,571	1,352
5.38%, 11/02/2043	317	295
Welltower, Inc.
3.10%, 01/15/2030	1,085	916
6.50%, 03/15/2041	700	697
Westpac Banking Corp.
3.13%, 11/18/2041	2,377	1,568
5.46%, 11/18/2027	6,839	6,984
Weyerhaeuser Co.
7.38%, 03/15/2032	142	157
Willis North America, Inc.
5.05%, 09/15/2048	7,500	6,252
WP Carey, Inc.
2.40%, 02/01/2031	1,800	1,434
2.45%, 02/01/2032	1,360	1,063
4.25%, 10/01/2026	3,404	3,278
WR Berkley Corp.
4.75%, 08/01/2044	3,445	2,994
XLIT Ltd.
5.25%, 12/15/2043	2,700	2,632

Total Financials		1,748,763

Industrials – 1.65%
Airbus SE
3.15%, 04/10/2027(1)	736	684
3.95%, 04/10/2047(1)	150	121
Allegion US Holding Co., Inc.
3.20%, 10/01/2024	2,000	1,923
Amphenol Corp.
3.20%, 04/01/2024	8,135	7,953
Arrow Electronics, Inc.
3.25%, 09/08/2024	219	210
3.88%, 01/12/2028	221	201
4.50%, 03/01/2023	183	183
BAE Systems Plc
1.90%, 02/15/2031(1)	6,886	5,340
3.00%, 09/15/2050(1)	754	488
5.80%, 10/11/2041(1)	400	402
Berry Global, Inc.
1.57%, 01/15/2026	17,410	15,509
Boeing Co.
2.20%, 02/04/2026	19,535	17,749
2.75%, 02/01/2026	1,415	1,311
3.10%, 05/01/2026	1,529	1,439
3.25%, 03/01/2028	2,061	1,842
3.30%, 03/01/2035	1,410	1,039
3.63%, 02/01/2031	4,745	4,157
3.95%, 08/01/2059	4,825	3,240
4.88%, 05/01/2025	1,165	1,156
5.04%, 05/01/2027	1,185	1,172
5.15%, 05/01/2030	4,225	4,122
5.71%, 05/01/2040	1,555	1,483
5.81%, 05/01/2050	9,737	9,028
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051	4,625	3,214
3.30%, 09/15/2051	530	386

3.55%, 02/15/2050	517	396
4.38%, 09/01/2042	462	412
4.45%, 01/15/2053	1,800	1,599
5.15%, 09/01/2043	389	380
5.40%, 06/01/2041	542	546
5.75%, 05/01/2040	373	390
6.15%, 05/01/2037	320	347
7.29%, 06/01/2036	134	155
Carlisle Companies, Inc.
3.50%, 12/01/2024	3,025	2,923
Cellnex Finance Co. SA
3.88%, 07/07/2041(1)	3,000	2,052
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000	5,666
CRH America Finance, Inc.
3.40%, 05/09/2027(1)	200	185
CRH America, Inc.
3.88%, 05/18/2025(1)	354	341
5.13%, 05/18/2045(1)	230	203
CSX Corp.
3.35%, 09/15/2049	305	219
4.10%, 03/15/2044	175	147
4.50%, 11/15/2052	2,008	1,743
4.65%, 03/01/2068	2,000	1,685
4.75%, 11/15/2048	1,280	1,156
5.50%, 04/15/2041	402	401
Eaton Corp.
4.00%, 11/02/2032	143	132
5.80%, 03/15/2037	500	495
Embraer Netherlands Finance BV
5.05%, 06/15/2025	2,202	2,137
Embraer Overseas Ltd.
5.70%, 09/16/2023(1)	4,000	3,990
FedEx Corp.
2.40%, 05/15/2031	3,085	2,495
4.95%, 10/17/2048	3,000	2,608
Flex Ltd.
3.75%, 02/01/2026	14,000	13,220
GE Capital Funding LLC
4.55%, 05/15/2032	2,151	2,042
Graphic Packaging International LLC
0.82%, 04/15/2024(1)	6,170	5,774
1.51%, 04/15/2026(1)	11,485	10,018
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650	639
Johnson Controls International Plc
4.95%, 07/02/2064(2)	928	770
Keysight Technologies, Inc.
4.60%, 04/06/2027	13,000	12,614
L3Harris Technologies, Inc.
1.80%, 01/15/2031	1,970	1,512
3.83%, 04/27/2025	820	796
4.85%, 04/27/2035	1,000	932
Lennox International, Inc.
1.70%, 08/01/2027	2,000	1,714
Lockheed Martin Corp.
5.25%, 01/15/2033	3,888	4,009
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	811	753
3.50%, 12/15/2027	6,165	5,705
4.25%, 07/02/2024	1,705	1,682
6.25%, 05/01/2037	107	107
Masco Corp.
2.00%, 10/01/2030	760	589
6.50%, 08/15/2032	1,240	1,269
Mexico City Airport Trust
3.88%, 04/30/2028(1)	3,126	2,859
5.50%, 07/31/2047(1)	3,902	3,005

Norfolk Southern Corp.
3.95%, 10/01/2042	332	273
4.05%, 08/15/2052	1,100	881
4.55%, 06/01/2053	1,335	1,160
4.80%, 08/15/2043	1,273	1,108
5.59%, 05/17/2025	6	6
7.80%, 05/15/2027	1,705	1,876
Northrop Grumman Corp.
3.85%, 04/15/2045	195	156
nVent Finance Sarl
4.55%, 04/15/2028	3,625	3,328
Otis Worldwide Corp.
2.57%, 02/15/2030	3,430	2,882
Parker-Hannifin Corp.
4.45%, 11/21/2044	333	285
Penske Truck Leasing Co. LP
1.20%, 11/15/2025(1)	7,300	6,423
3.95%, 03/10/2025(1)	7,000	6,743
Precision Castparts Corp.
4.20%, 06/15/2035	75	69
4.38%, 06/15/2045	415	361
Raytheon Technologies Corp.
2.82%, 09/01/2051	2,550	1,652
3.75%, 11/01/2046	1,130	872
4.15%, 05/15/2045	1,683	1,403
4.35%, 04/15/2047	970	825
4.50%, 06/01/2042	1,823	1,639
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026(1)	700	637
4.40%, 05/27/2045(1)	513	456
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026(1)	1,400	1,192
Teledyne Technologies, Inc.
2.75%, 04/01/2031	12,950	10,589
Textron, Inc.
3.65%, 03/15/2027	4,975	4,638
Timken Co.
3.88%, 09/01/2024	1,000	975
TTX Co.
3.60%, 01/15/2025(1)	2,000	1,928
Union Pacific Corp.
4.10%, 09/15/2067	200	156
Vontier Corp.
2.40%, 04/01/2028	8,000	6,392
Vulcan Materials Co.
4.70%, 03/01/2048	2,054	1,741
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	5,000	4,644
4.38%, 08/15/2023	322	319
WestRock MWV LLC
8.20%, 01/15/2030	537	606
WRKCo, Inc.
3.75%, 03/15/2025	1,300	1,257
Xylem, Inc.
1.95%, 01/30/2028	2,170	1,866
2.25%, 01/30/2031	960	779

Total Industrials		257,281

Technology – 1.40%
Activision Blizzard, Inc.
1.35%, 09/15/2030	1,423	1,112
Analog Devices, Inc.
2.95%, 10/01/2051	2,122	1,430
Apple, Inc.
3.95%, 08/08/2052	1,037	881
Broadcom, Inc.
2.45%, 02/15/2031(1)	4,393	3,460
3.14%, 11/15/2035(1)	15,711	11,552
3.19%, 11/15/2036(1)	17,915	12,867

4.75%, 04/15/2029	6,850	6,525
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	14,070	12,491
CGI, Inc.
1.45%, 09/14/2026	2,182	1,930
2.30%, 09/14/2031	3,919	2,976
Dell International LLC / EMC Corp.
3.38%, 12/15/2041(1)	2,481	1,662
5.30%, 10/01/2029	1,100	1,076
6.02%, 06/15/2026	8,889	9,068
Fiserv, Inc.
3.20%, 07/01/2026	890	833
3.85%, 06/01/2025	5,000	4,844
4.40%, 07/01/2049	2,850	2,312
Genpact Luxembourg Sarl
3.38%, 12/01/2024	7,000	6,704
HP, Inc.
3.00%, 06/17/2027	1,380	1,260
International Business Machines Corp.
4.00%, 07/27/2025	3,148	3,097
KLA Corp.
3.30%, 03/01/2050	1,800	1,303
Leidos, Inc.
2.30%, 02/15/2031	1,075	824
3.63%, 05/15/2025	3,500	3,361
Microchip Technology, Inc.
0.97%, 02/15/2024	27,950	26,541
0.98%, 09/01/2024	620	574
2.67%, 09/01/2023	5,353	5,253
Micron Technology, Inc.
2.70%, 04/15/2032	7,951	5,945
Microsoft Corp.
2.53%, 06/01/2050	9,330	6,140
NXP BV / NXP USA, Inc.
2.50%, 05/11/2031	3,495	2,784
2.65%, 02/15/2032	4,875	3,815
2.70%, 05/01/2025	2,110	1,986
3.25%, 05/11/2041	5,195	3,625
3.40%, 05/01/2030	2,970	2,567
4.30%, 06/18/2029	7,077	6,598
Oracle Corp.
3.25%, 11/15/2027	2,462	2,261
3.60%, 04/01/2040	6,210	4,556
3.60%, 04/01/2050	6,443	4,338
3.65%, 03/25/2041	1,537	1,135
3.80%, 11/15/2037	600	475
3.85%, 07/15/2036	1,065	871
3.90%, 05/15/2035	936	783
4.30%, 07/08/2034	221	194
4.38%, 05/15/2055	400	302

6.15%, 11/09/2029	3,658	3,797
QUALCOMM, Inc.
4.50%, 05/20/2052	1,615	1,414
Roper Technologies, Inc.
1.40%, 09/15/2027	3,050	2,580
2.00%, 06/30/2030	1,150	922
Seagate HDD Cayman
4.75%, 06/01/2023	1,500	1,492
ServiceNow, Inc.
1.40%, 09/01/2030	6,530	4,996
SK Hynix, Inc.
1.50%, 01/19/2026(1)	2,000	1,733
TSMC Arizona Corp.
3.13%, 10/25/2041	4,500	3,493
4.50%, 04/22/2052	1,880	1,760
TSMC Global Ltd.
4.63%, 07/22/2032(1)	1,610	1,585
VMware, Inc.
1.40%, 08/15/2026	8,282	7,220
1.80%, 08/15/2028	1,928	1,574
2.20%, 08/15/2031	7,403	5,618
4.65%, 05/15/2027	1,370	1,326
Workday, Inc.
3.50%, 04/01/2027	3,141	2,935
3.80%, 04/01/2032	2,910	2,569
Xilinx, Inc.
2.38%, 06/01/2030	2,000	1,682

Total Technology		219,007

Utilities – 3.35%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/2028(1)	2,015	1,787
AEP Texas, Inc.
3.80%, 10/01/2047	3,715	2,699
AEP Transmission Co. LLC
3.15%, 09/15/2049	580	401
3.75%, 12/01/2047	2,600	2,014
4.00%, 12/01/2046	2,020	1,586
4.25%, 09/15/2048	4,790	3,992
Alabama Power Co.
2.80%, 04/01/2025	2,025	1,935
3.75%, 03/01/2045	182	141
4.10%, 01/15/2042	233	186
4.15%, 08/15/2044	205	170
6.13%, 05/15/2038	219	232
Alexander Funding Trust
1.84%, 11/15/2023(1)	2,000	1,916
Alfa Desarrollo SpA
4.55%, 09/27/2051(1)	2,466	1,873
Ameren Corp.
2.50%, 09/15/2024	2,153	2,059
American Electric Power Co., Inc.
0.75%, 11/01/2023	3,032	2,919
American Water Capital Corp.
3.45%, 06/01/2029	590	539
4.00%, 12/01/2046	2,350	1,827
6.59%, 10/15/2037	386	427
APA Infrastructure Ltd.
4.20%, 03/23/2025(1)	2,100	2,028
4.25%, 07/15/2027(1)	1,098	1,025
Arizona Public Service Co.
3.35%, 06/15/2024	676	654
3.75%, 05/15/2046	2,290	1,617
5.05%, 09/01/2041	349	308
Atmos Energy Corp.
4.13%, 10/15/2044	1,860	1,526
4.15%, 01/15/2043	830	698
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028(1)	10,275	9,524

Avangrid, Inc.
3.15%, 12/01/2024	610	583
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	950	628
3.20%, 09/15/2049	1,105	777
3.50%, 08/15/2046	375	278
Berkshire Hathaway Energy Co.
2.85%, 05/15/2051	7,650	5,008
6.13%, 04/01/2036	366	384
Boston Gas Co.
4.49%, 02/15/2042(1)	253	212
Brooklyn Union Gas Co.
3.87%, 03/04/2029(1)	1,125	1,011
4.27%, 03/15/2048(1)	1,100	823
4.50%, 03/10/2046(1)	2,000	1,594
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	151	124
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028(1)	1,333	1,214
CMS Energy Corp.
2.95%, 02/15/2027	348	312
3.00%, 05/15/2026	110	102
3.45%, 08/15/2027	350	324
Comision Federal de Electricidad
4.69%, 05/15/2029(1)	3,900	3,449
4.88%, 01/15/2024(1)	322	319
Commonwealth Edison Co.
3.65%, 06/15/2046	364	276
3.75%, 08/15/2047	1,000	776
4.00%, 03/01/2048	4,615	3,791
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	2,940	2,279
3.88%, 06/15/2047	1,800	1,384
4.13%, 05/15/2049	4,293	3,489
4.30%, 12/01/2056	3,050	2,443
4.50%, 05/15/2058	538	446
5.70%, 06/15/2040	318	315
Consolidated Edison, Inc.
0.65%, 12/01/2023	7,561	7,261
Constellation Energy Generation LLC
5.75%, 10/01/2041	3,192	3,097
6.25%, 10/01/2039	300	306
Consumers Energy Co.
3.25%, 08/15/2046	190	137
4.20%, 09/01/2052	3,322	2,842
4.35%, 08/31/2064	191	155
Delmarva Power & Light Co.
4.00%, 06/01/2042	170	133
Dominion Energy, Inc.
2.45%, 01/15/2023(1)	3,264	3,261
2.85%, 08/15/2026	304	280
3.90%, 10/01/2025	3,558	3,465
4.90%, 08/01/2041	212	187
5.25%, 08/01/2033	1,161	1,143
5.38%, 11/15/2032	5,634	5,584
7.00%, 06/15/2038	124	133
DTE Energy Co.
2.53%, 10/01/2024(2)	3,878	3,707
4.22%, 11/01/2024(2)	12,313	12,104
Duke Energy Carolinas LLC
3.70%, 12/01/2047	878	668
4.25%, 12/15/2041	141	122
6.00%, 12/01/2028	235	249
Duke Energy Corp.
2.65%, 09/01/2026	10,514	9,711
3.75%, 09/01/2046	13,800	10,240
3.95%, 08/15/2047	1,740	1,314

Duke Energy Florida LLC
4.20%, 07/15/2048	3,636	3,047
Duke Energy Indiana LLC
3.75%, 05/15/2046	600	461
Duke Energy Progress LLC
2.90%, 08/15/2051	1,645	1,077
3.70%, 10/15/2046	506	383
4.10%, 05/15/2042	217	182
4.10%, 03/15/2043	181	152
4.15%, 12/01/2044	129	107
4.20%, 08/15/2045	325	272
4.38%, 03/30/2044	132	113
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030(1)	2,500	1,981
3.62%, 08/01/2027(1)	6,675	6,003
Edison International
3.55%, 11/15/2024	3,606	3,481
5.75%, 06/15/2027	8,923	8,951
6.95%, 11/15/2029	5,701	5,953
Electricite de France SA
4.75%, 10/13/2035(1)	5,000	4,210
Emera US Finance LP
3.55%, 06/15/2026	3,895	3,648
4.75%, 06/15/2046	900	694
Enel Finance America LLC
7.10%, 10/14/2027(1)	4,902	5,069
Enel Finance International NV
1.38%, 07/12/2026(1)	3,757	3,238
1.88%, 07/12/2028(1)	270	214
2.65%, 09/10/2024(1)	1,440	1,378
3.50%, 04/06/2028(1)	5,845	5,114
4.75%, 05/25/2047(1)	7,050	5,529
6.00%, 10/07/2039(1)	307	279
6.80%, 10/14/2025(1)	6,553	6,729
6.80%, 09/15/2037(1)	2,425	2,402
7.75%, 10/14/2052(1)	1,054	1,126
Engie Energia Chile SA
3.40%, 01/28/2030(1)	1,600	1,306
Entergy Arkansas LLC
2.65%, 06/15/2051	960	579
Entergy Corp.
2.95%, 09/01/2026	310	288
Entergy Louisiana LLC
2.40%, 10/01/2026	650	591
2.90%, 03/15/2051	1,570	1,004
3.05%, 06/01/2031	440	376
3.12%, 09/01/2027	370	341
4.00%, 03/15/2033	2,610	2,355
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000	9,528
Evergy Kansas Central, Inc.
4.13%, 03/01/2042	4,175	3,466
Evergy Metro, Inc.
4.20%, 03/15/2048	500	405
5.30%, 10/01/2041	1,032	985
Evergy, Inc.
2.90%, 09/15/2029	2,190	1,891
Eversource Energy
2.90%, 03/01/2027	6,012	5,535
Exelon Corp.
4.95%, 06/15/2035	1,500	1,432
Fells Point Funding Trust
3.05%, 01/31/2027(1)	9,320	8,482
FirstEnergy Corp.
3.40%, 03/01/2050	895	591
FirstEnergy Transmission LLC
2.87%, 09/15/2028(1)	3,775	3,293
4.35%, 01/15/2025(1)	14,745	14,369

4.55%, 04/01/2049(1)	2,143	1,734
5.45%, 07/15/2044(1)	5,027	4,676
Florida Power & Light Co.
5.40%, 09/01/2035	700	688
Fortis, Inc.
3.06%, 10/04/2026	2,291	2,125
Indiana Michigan Power Co.
3.25%, 05/01/2051	1,570	1,068
Israel Electric Corp. Ltd.
3.75%, 02/22/2032(1)	3,154	2,759
5.00%, 11/12/2024(1)	1,884	1,863
6.88%, 06/21/2023(1)	7,780	7,815
ITC Holdings Corp.
2.95%, 05/14/2030(1)	890	751
Jersey Central Power & Light Co.
4.30%, 01/15/2026(1)	740	715
6.15%, 06/01/2037	400	391
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	406	381
KeySpan Gas East Corp.
2.74%, 08/15/2026(1)	538	481
Massachusetts Electric Co.
4.00%, 08/15/2046(1)	624	451
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(1)	9,900	9,316
Monongahela Power Co.
5.40%, 12/15/2043(1)	1,650	1,589
National Rural Utilities Cooperative Finance Corp.
5.45%, 10/30/2025	1,859	1,881
8.00%, 03/01/2032	791	934
Nevada Power Co.
5.38%, 09/15/2040	261	249
5.45%, 05/15/2041	386	368
New England Power Co.
3.80%, 12/05/2047(1)	5,108	3,878
New York State Electric & Gas Corp.
3.25%, 12/01/2026(1)	804	756
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/2024	19,287	19,026
4.45%, 06/20/2025	5,994	5,920
Niagara Mohawk Power Corp.
1.96%, 06/27/2030(1)	2,150	1,700
3.51%, 10/01/2024(1)	258	248
NiSource, Inc.
1.70%, 02/15/2031	1,640	1,250
2.95%, 09/01/2029	1,520	1,318
4.38%, 05/15/2047	3,618	3,025
5.80%, 02/01/2042	774	723
Northern States Power Co.
3.60%, 09/15/2047	2,395	1,845
4.13%, 05/15/2044	1,480	1,250
NRG Energy, Inc.
2.00%, 12/02/2025(1)	2,685	2,395
2.45%, 12/02/2027(1)	6,215	5,149
4.45%, 06/15/2029(1)	1,155	1,021
Ohio Power Co.
2.90%, 10/01/2051	1,390	904
4.15%, 04/01/2048	1,190	965
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	1,895	1,341
5.75%, 03/15/2029	124	129
Pacific Gas & Electric Co.

1.70%, 11/15/2023	1,880	1,820
2.95%, 03/01/2026	990	907
3.25%, 02/16/2024	19,562	19,095
3.45%, 07/01/2025	1,570	1,486
3.75%, 02/15/2024	3,148	3,083
3.75%, 08/15/2042	376	252
3.85%, 11/15/2023	9,208	9,076
4.00%, 12/01/2046	2,289	1,532
4.25%, 08/01/2023	2,482	2,469
4.30%, 03/15/2045	638	452
4.45%, 04/15/2042	1,905	1,417
4.50%, 07/01/2040	6,869	5,369
4.60%, 06/15/2043	2,024	1,529
PacifiCorp
5.35%, 12/01/2053	1,690	1,673
PECO Energy Co.
2.80%, 06/15/2050	860	563
2.85%, 09/15/2051	2,878	1,894
3.70%, 09/15/2047	2,120	1,656
3.90%, 03/01/2048	5,235	4,269
4.15%, 10/01/2044	353	300
Pennsylvania Electric Co.
3.25%, 03/15/2028(1)	2,386	2,143
Pepco Holdings LLC
7.45%, 08/15/2032	222	247
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2036	1,735	1,608
5.10%, 06/01/2052	2,420	2,275
5.21%, 12/01/2047	1,285	1,240
Potomac Electric Power Co.
6.50%, 11/15/2037	136	149
PPL Electric Utilities Corp.
3.00%, 10/01/2049	2,105	1,419
4.13%, 06/15/2044	208	174
Public Service Co. of Colorado
3.55%, 06/15/2046	353	259
4.10%, 06/15/2048	2,515	2,083
Public Service Co. of Oklahoma
6.63%, 11/15/2037	649	680
Public Service Electric & Gas Co.
3.60%, 12/01/2047	1,605	1,219
5.38%, 11/01/2039	117	113
Public Service Enterprise Group, Inc.
1.60%, 08/15/2030	8,395	6,509
Puget Energy, Inc.
2.38%, 06/15/2028	4,023	3,423
3.65%, 05/15/2025	1,200	1,141
San Diego Gas & Electric Co.
2.95%, 08/15/2051	2,230	1,506
3.75%, 06/01/2047	4,417	3,429
3.95%, 11/15/2041	310	241
5.35%, 05/15/2040	3,430	3,258
Sempra Energy
6.00%, 10/15/2039	752	760
Southern California Edison Co.
2.95%, 02/01/2051	6,220	3,985
3.65%, 03/01/2028	1,200	1,119
3.90%, 12/01/2041	392	294
4.05%, 03/15/2042	800	636
4.13%, 03/01/2048	1,880	1,500
5.45%, 06/01/2052	1,815	1,733
6.05%, 03/15/2039	253	257
Southern California Gas Co.
2.55%, 02/01/2030	2,621	2,230
3.20%, 06/15/2025	8,212	7,923
Southern Co.
4.48%, 08/01/2024(2)	9,015	8,902
5.11%, 08/01/2027	4,294	4,278
5.70%, 10/15/2032	6,562	6,713
Southern Co. Gas Capital Corp.
3.25%, 06/15/2026	225	209

3.95%, 10/01/2046	282	211
4.40%, 06/01/2043	160	131
5.88%, 03/15/2041	1,210	1,202
Southern Power Co.
5.15%, 09/15/2041	746	674
Southwest Gas Corp.
3.80%, 09/29/2046	508	350
Southwestern Public Service Co.
4.50%, 08/15/2041	350	305
Toledo Edison Co.
2.65%, 05/01/2028(1)	1,208	1,055
6.15%, 05/15/2037	680	703
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371	274
Union Electric Co.
3.65%, 04/15/2045	1,370	1,052
3.90%, 04/01/2052	3,065	2,469
Virginia Electric & Power Co.
3.50%, 03/15/2027	1,732	1,637
3.80%, 04/01/2028	2,675	2,520
4.45%, 02/15/2044	126	108
4.65%, 08/15/2043	1,765	1,550
Vistra Operations Co. LLC
3.55%, 07/15/2024(1)	8,460	8,114
WEC Energy Group, Inc.
3.55%, 06/15/2025	204	196
Xcel Energy, Inc.
3.35%, 12/01/2026	5,105	4,794

Total Utilities		524,053

Total Corporate Bonds (Cost: $5,158,912)		4,522,772

Government Related – 20.41%
Other Government Related – 1.48%
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610	567
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350	1,621
Atlanta Independent School System
5.56%, 03/01/2026	535	544
Bay Area Toll Authority
2.57%, 04/01/2031	6,700	5,869
6.26%, 04/01/2049	1,650	1,871
Bermuda Government International Bond
2.38%, 08/20/2030(1)	1,765	1,489
California Municipal Finance Authority
3.28%, 02/01/2046	4,000	2,846
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	670	699
Chile Government International Bond
2.55%, 01/27/2032	1,398	1,144
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850	1,778
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,585	1,728
Clark County School District
5.51%, 06/15/2024	1,700	1,715
Colombia Government International Bond
3.00%, 01/30/2030	2,682	2,051
5.63%, 02/26/2044	782	573
Corp. Andina de Fomento
2.75%, 01/06/2023	1,125	1,124
Curators of the University of Missouri
5.96%, 11/01/2039	3,310	3,542
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875	757
Eaton Community City School District
5.39%, 08/25/2027	275	275
Export-Import Bank of India
3.88%, 02/01/2028(1)	3,480	3,225
Export-Import Bank of Korea
4.00%, 09/15/2024	4,764	4,692

4.25%, 09/15/2027	7,946	7,796
Fannie Mae
0.88%, 08/05/2030	3,585	2,846
1.63%, 01/07/2025	6,247	5,901
2.63%, 09/06/2024	5,221	5,065
6.63%, 11/15/2030	2,920	3,424
7.13%, 01/15/2030	1,500	1,779
Federal Home Loan Banks
4.00%, 10/24/2029	2,000	1,966
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	3,749	4,373
Finnvera OYJ
2.38%, 06/04/2025(1)	600	571
Idaho Energy Resources Authority
2.86%, 09/01/2046	3,175	2,158
Indonesia Government International Bond
4.13%, 01/15/2025(1)	1,325	1,310
4.15%, 09/20/2027	2,505	2,456
Israel Government AID Bond
0.00%, 09/15/2023	1,837	1,778
0.00%, 11/01/2024	1,000	915
5.50%, 09/18/2033	619	673
Japan Finance Organization for Municipalities
1.75%, 09/05/2024(1)	200	190
2.13%, 10/25/2023(1)	3,400	3,318
3.25%, 04/24/2023(1)	1,000	995
Korea National Oil Corp.
1.75%, 04/18/2025(1)	5,339	4,927
Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400	2,839
Mexico Government International Bond
2.66%, 05/24/2031	2,579	2,080
3.50%, 02/12/2034	3,202	2,562
3.75%, 01/11/2028	3,517	3,319
3.77%, 05/24/2061	1,753	1,107
4.28%, 08/14/2041	6,339	4,888
4.35%, 01/15/2047	42	32
4.40%, 02/12/2052	4,507	3,313
4.60%, 01/23/2046	1,494	1,164
4.60%, 02/10/2048	1,482	1,143
4.75%, 03/08/2044	450	363
5.75%, 10/12/2110	588	495
New Hampshire Housing Finance Authority
3.75%, 07/01/2034	10	10
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	6,790	6,840
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870	7,077
New York State Dormitory Authority
2.20%, 03/15/2034	4,165	3,176
5.60%, 03/15/2040	260	269
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000	2,063
North Carolina Housing Finance Agency
3.00%, 01/01/2033	190	190
Ohio State University
4.05%, 12/01/2056	406	341
4.80%, 06/01/2111	1,102	907
Panama Government International Bond
4.50%, 04/16/2050	1,610	1,214
4.50%, 01/19/2063	1,514	1,066
6.40%, 02/14/2035	2,014	2,043
Peruvian Government International Bond
2.78%, 01/23/2031	2,220	1,836
3.00%, 01/15/2034	1,569	1,236
5.63%, 11/18/2050	190	188
Port Authority of New York & New Jersey
4.46%, 10/01/2062	2,065	1,792
5.65%, 11/01/2040	435	454
5.65%, 11/01/2040	1,260	1,316
Province of Manitoba Canada

2.13%, 06/22/2026	400	370
Qatar Government International Bond
4.40%, 04/16/2050(1)	1,959	1,792
4.82%, 03/14/2049(1)	1,200	1,167
5.10%, 04/23/2048(1)	3,140	3,153
Regents of the University of California Medical Center Pooled Revenue
3.71%, 05/15/2120	3,270	2,055
Republic of South Africa Government International Bond
5.88%, 09/16/2025	403	404
Resolution Funding Corp. Principal Strip
0.00%, 04/15/2030	929	674
Romanian Government International Bond
6.00%, 05/25/2034(1)	6,002	5,605
Saudi Government International Bond
2.25%, 02/02/2033(1)	1,533	1,243
3.45%, 02/02/2061(1)	1,185	847
St Johns County Industrial Development Authority
2.54%, 10/01/2030	10,000	8,097
State of California
7.30%, 10/01/2039	5,260	6,389
7.50%, 04/01/2034	5,540	6,692
State of Illinois
5.10%, 06/01/2033	12,065	11,578
Tennessee Valley Authority
0.75%, 05/15/2025	5,562	5,083
1.50%, 09/15/2031	1,230	965
2.88%, 02/01/2027	805	762
4.25%, 09/15/2065	1,720	1,493
4.63%, 09/15/2060	1,308	1,223
5.50%, 06/15/2038	57	61
5.88%, 04/01/2036	2,967	3,254
7.13%, 05/01/2030	1,615	1,871
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000	1,551
0.00%, 03/15/2032	1,514	977
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025	1,847	1,610
0.00%, 06/15/2035	258	145
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049	1,810	1,371
Three Rivers Local School District
5.21%, 09/15/2027	285	285
Tokyo Metropolitan Government
3.25%, 06/01/2023(1)	1,200	1,190
University of Michigan
4.45%, 04/01/2122	7,800	6,324
University of Pittsburgh-of the Commonwealth System of Higher Education
3.56%, 09/15/2119	2,045	1,250
University of Virginia
2.58%, 11/01/2051	3,150	2,053
4.18%, 09/01/2117	1,540	1,175
Uruguay Government International Bond
4.98%, 04/20/2055	790	755
5.10%, 06/18/2050	1,150	1,127
West Contra Costa Unified School District
6.25%, 08/01/2030	215	229
Westlake City School District
5.23%, 12/01/2026	430	430

Total Other Government Related		231,124

U.S. Treasury Obligations – 18.93%
U.S. Treasury Inflation Indexed Bonds
1.75%, 01/15/2028(7)	854	853
2.50%, 01/15/2029(7)	573	598
3.63%, 04/15/2028(7)	1,922	2,094
U.S. Treasury Note/Bond
0.25%, 05/31/2025	30,950	28,097
0.38%, 01/31/2026	3,785	3,368
0.50%, 02/28/2026	44,920	40,026
0.63%, 08/15/2030	2,700	2,125
0.75%, 03/31/2026(8)	4,345	3,894
0.75%, 04/30/2026	1,030	921

0.75%, 01/31/2028	60,000	51,019
0.88%, 06/30/2026	30,935	27,663
0.88%, 09/30/2026	1,365	1,212
0.88%, 11/15/2030	20,235	16,174
1.00%, 07/31/2028	32,000	27,201
1.13%, 10/31/2026	52,800	47,225
1.13%, 08/31/2028	113,725	97,102
1.13%, 05/15/2040	5,125	3,208
1.13%, 08/15/2040	9,056	5,624
1.25%, 11/30/2026	14,157	12,703
1.25%, 12/31/2026	8,469	7,584
1.25%, 03/31/2028	56,535	49,137
1.25%, 06/30/2028	90,462	78,217
1.25%, 08/15/2031	30,365	24,622
1.25%, 05/15/2050	31,074	16,723
1.38%, 11/15/2031	8,874	7,222
1.38%, 11/15/2040	210,649	136,948
1.38%, 08/15/2050	53,790	29,889
1.50%, 02/15/2025	16,400	15,438
1.50%, 01/31/2027	822	742
1.50%, 02/15/2030	1,855	1,581
1.63%, 05/15/2026	20,000	18,407
1.63%, 05/15/2031	4,225	3,553
1.63%, 11/15/2050	33,177	19,740
1.75%, 12/31/2024	37,138	35,252
1.75%, 12/31/2026	115	105
1.75%, 01/31/2029	8,475	7,444
1.75%, 08/15/2041	38,777	26,536
1.88%, 02/28/2027	24,460	22,402
1.88%, 02/28/2029	33,900	30,021
1.88%, 02/15/2032	32,500	27,570
1.88%, 02/15/2041	37,782	26,704
1.88%, 02/15/2051	36,494	23,194
1.88%, 11/15/2051	57,312	36,299
2.00%, 08/15/2025	150	142
2.00%, 11/15/2026	27,425	25,356
2.00%, 11/15/2041	22,413	16,003
2.00%, 02/15/2050	24,856	16,416
2.00%, 08/15/2051	29,796	19,509
2.13%, 05/15/2025	670	637
2.25%, 11/15/2024	20,529	19,717
2.25%, 11/15/2025	77,146	73,017
2.25%, 02/15/2027	1,530	1,424
2.25%, 05/15/2041	172,459	129,648
2.25%, 08/15/2046	39,102	27,672
2.25%, 08/15/2049	9,259	6,509
2.25%, 02/15/2052	30,950	21,522
2.38%, 03/31/2029	125,650	114,253
2.38%, 02/15/2042	80,179	61,218
2.38%, 11/15/2049	32,332	23,367
2.38%, 05/15/2051	18,851	13,524
2.50%, 05/15/2024	12,900	12,521
2.50%, 02/28/2026	1,285	1,220
2.50%, 03/31/2027	15,034	14,108
2.50%, 02/15/2045	147,275	110,876
2.50%, 02/15/2046	14,435	10,800
2.50%, 05/15/2046	38,500	28,720
2.63%, 01/31/2026	25,000	23,887
2.63%, 05/31/2027	36,850	34,735
2.75%, 04/30/2027	9,343	8,854
2.75%, 07/31/2027	34,046	32,212
2.75%, 05/31/2029	380	353
2.75%, 11/15/2042	13,300	10,661
2.88%, 04/30/2025	840	813
2.88%, 05/31/2025	5,392	5,213
2.88%, 06/15/2025	13,850	13,386
2.88%, 04/30/2029	42,000	39,336
2.88%, 05/15/2032	91,320	84,157
2.88%, 05/15/2043	107,560	87,792
2.88%, 08/15/2045	8,405	6,767
2.88%, 05/15/2049	7,305	5,878

2.88%, 05/15/2052	24,906	19,956
3.00%, 06/30/2024	70,175	68,495
3.00%, 11/15/2044	1,585	1,308
3.00%, 02/15/2047	780	638
3.00%, 05/15/2047	13,705	11,211
3.00%, 02/15/2048	870	713
3.00%, 08/15/2052	81,880	67,461
3.13%, 08/31/2027	34,053	32,752
3.13%, 08/31/2029	21,580	20,487
3.13%, 02/15/2043	18,100	15,442
3.13%, 05/15/2048	24,938	20,959
3.25%, 06/30/2027	12,172	11,769
3.25%, 06/30/2029	40,000	38,278
3.25%, 05/15/2042	19,933	17,476
3.38%, 08/15/2042	17,622	15,750
3.50%, 02/15/2039	22,157	20,812
3.63%, 08/15/2043	16,350	15,031
3.63%, 02/15/2044	10,150	9,310
3.75%, 11/15/2043	10,943	10,256
3.88%, 11/30/2027	94,467	93,950
3.88%, 12/31/2027	17,608	17,506
3.88%, 11/30/2029	13,022	12,935
3.88%, 08/15/2040	25,825	25,191
4.00%, 12/15/2025	7,534	7,486
4.00%, 11/15/2042	41,211	40,348
4.13%, 09/30/2027	10,566	10,606
4.13%, 10/31/2027	13,431	13,480
4.13%, 11/15/2032	75,469	77,014
4.25%, 05/15/2039	9,000	9,269
4.38%, 11/15/2039	11,454	11,943
4.38%, 05/15/2041	1,500	1,554
4.50%, 11/30/2024	7,835	7,835
4.75%, 02/15/2037	6,162	6,732
U.S. Treasury Strip Coupon
0.00%, 11/15/2024	6,105	5,624
0.00%, 02/15/2025	799	729
0.00%, 05/15/2025	3,279	2,963
0.00%, 08/15/2027	4,314	3,568
0.00%, 11/15/2027	4,607	3,779
0.00%, 02/15/2031	12,590	9,091
0.00%, 02/15/2032	46,250	32,035
0.00%, 11/15/2034	2,487	1,524
0.00%, 02/15/2035	1,824	1,104
0.00%, 05/15/2035	1,920	1,151
0.00%, 08/15/2035	175	104
0.00%, 05/15/2036	121	69
0.00%, 05/15/2039	255	129
0.00%, 02/15/2041	50,000	23,228
0.00%, 08/15/2041	1,425	644
0.00%, 05/15/2043	36,515	15,193
0.00%, 02/15/2046	20,000	7,454

Total U.S. Treasury Obligations		2,961,002

Total Government Related (Cost: $3,737,611)		3,192,126

Mortgage-Backed Obligations – 37.43%
20 Times Square Trust 2018-20TS
3.10%, 05/15/2035, Series 2018-20TS, Class D(1)(4)	5,204	4,531
ACRE Commercial Mortgage 2021-FL4 Ltd.
5.44% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/18/2037, Series 2021-FL4, Class AS(1)(3)	3,990	3,888
Ajax Mortgage Loan Trust 2021-B
2.24%, 06/25/2066, Series 2021-B, Class A(1)(2)	6,262	5,777
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	1,228	1,158
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034, Series 2004-2CB, Class 1A9	281	278
Alternative Loan Trust 2005-1CB
2.71% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 03/25/2035, Series 2005-1CB, Class 1A6(3)(9)	84	6
Alternative Loan Trust 2005-20CB
0.36% (1 Month LIBOR USD + 4.75%, 4.75% Cap), 07/25/2035, Series 2005-20CB, Class 3A8(3)(9)	308	11
Alternative Loan Trust 2005-22T1
0.68% (1 Month LIBOR USD + 5.07%, 5.07% Cap), 06/25/2035, Series 2005-22T1, Class A2(3)(9)	433	29

Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035, Series 2005-28CB, Class 1A4	123	107
6.00%, 08/25/2035, Series 2005-28CB, Class 3A5	5	3
Alternative Loan Trust 2005-37T1
0.66% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 09/25/2035, Series 2005-37T1, Class A2(3)(9)	1,423	79
Alternative Loan Trust 2005-54CB
0.46% (1 Month LIBOR USD + 4.85%, 4.85% Cap), 11/25/2035, Series 2005-54CB, Class 1A2(3)(9)	399	17
5.50%, 11/25/2035, Series 2005-54CB, Class 1A7	1	1
5.50%, 11/25/2035, Series 2005-54CB, Class 1A11	101	79
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035, Series 2005-64CB, Class 1A9	48	42
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036, Series 2006-28CB, Class A17	49	26
Alternative Loan Trust 2006-43CB
6.00%, 07/25/2034, Series 2006-43CB, Class 2A1	1	1
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035, Series 2006-1, Class A5(1)(4)(5)	0	0
Anchor Mortgage Trust 2021-RTL1
2.60%, 10/25/2026, Series 2021-1, Class A1(1)	10,980	10,949
Arbor Multifamily Mortgage Securities Trust 2022-MF4
3.29%, 02/15/2055, Series 2022-MF4, Class A5(1)(4)	17,500	15,064
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036, Series 2011-1, Class 2A35(1)(4)	27	25
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049, Series 2016-1A, Class AS(1)	9,100	8,672
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.21%, 08/15/2046, Series 2014-520M, Class C(1)(4)	1,200	840
BAMLL Re-REMIC Trust 2014-FRR5
0.00%, 06/27/2045, Series 2014-FRR5, Class AK30(1)	6,300	6,115
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049, Series 2004-6, Class 15PO(5)	1	0
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035, Series 2005-11, Class 1CB4	5	4
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046, Series 2006-5, Class CB7	19	16
Banc of America Alternative Loan Trust 2007-1
3.92%, 01/25/2023, Series 2007-1, Class 1A1(4)	8	7
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034, Series 2004-1, Class PO	13	9
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034, Series 2004-2, Class 1CB1	672	655
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035, Series 2005-6, Class 2A7	17	14
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035, Series 2005-7, Class 30PO	11	10
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036, Series 2005-8, Class 30PO	3	2
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036, Series 2006-1, Class XPO	4	2
Banc of America Mortgage 2003-C Trust
2.75%, 04/25/2033, Series 2003-C, Class 3A1(4)	2	2
BANK 2017-BNK4
3.63%, 05/15/2050, Series 2017-BNK4, Class A4	6,790	6,330
BANK 2017-BNK8
3.49%, 11/15/2050, Series 2017-BNK8, Class A4	12,745	11,750
BANK 2017-BNK9
3.54%, 11/15/2054, Series 2017-BNK9, Class A4	6,100	5,646
BANK 2018-BNK10
3.69%, 02/15/2061, Series 2018-BN10, Class A5	4,000	3,726
BANK 2019-BNK21
2.85%, 10/17/2052, Series 2019-BN21, Class A5	13,192	11,400
BANK 2019-BNK23
2.92%, 12/15/2052, Series 2019-BN23, Class A3	8,058	6,992
BANK 2020-BNK27
2.14%, 04/15/2063, Series 2020-BN27, Class A5	1,538	1,249
BANK 2020-BNK29
2.00%, 11/15/2053, Series 2020-BN29, Class A4	11,175	8,851
BANK 2021-BNK37
2.37%, 11/15/2064, Series 2021-BN37, Class A4	22,400	18,099
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051, Series 2018-C2, Class A4	20,000	18,813

4.31%, 12/15/2051, Series 2018-C2, Class A5	5,475	5,212
BBCMS Mortgage Trust 2021-C12
2.42%, 11/15/2054, Series 2021-C12, Class A4	25,600	21,019
BBCMS Mortgage Trust 2022-C15
3.68%, 04/15/2055, Series 2022-C15, Class ASB(4)	8,700	8,020
BBCMS Mortgage Trust 2022-C16
4.60%, 06/15/2055, Series 2022-C16, Class A5(4)	8,750	8,418
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036, Series 2012-SHOW, Class A(1)	4,602	4,277
Bear Stearns ARM Trust 2003-2
4.34%, 01/25/2033, Series 2003-2, Class A5(1)(4)	57	54
Bear Stearns ARM Trust 2003-7
3.59%, 10/25/2033, Series 2003-7, Class 3A(4)	2	2
Bear Stearns ARM Trust 2004-2
3.20%, 05/25/2034, Series 2004-2, Class 14A(4)	22	20
Bear Stearns ARM Trust 2006-1
6.80% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036, Series 2006-1, Class A1(3)	56	53
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034, Series 2004-AC2, Class 2A	13	11
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.95%, 01/12/2045, Series 2007-T26, Class X1(1)(4)(5)	58	0
Bellemeade Re 2018-3 Ltd.
6.24% (1 Month LIBOR USD + 1.85%, 1.85% Floor), 10/25/2028, Series 2018-3A, Class M1B(1)(3)	280	280
Bellemeade Re 2019-3 Ltd.
5.99% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 07/25/2029, Series 2019-3A, Class M1B(1)(3)	469	469
Bellemeade RE 2021-3 Ltd.
4.93% (30-day Average SOFR + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class M1A(1)(3)	5,233	5,165
4.93% (30-day Average SOFR + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class A2(1)(3)	8,400	7,960
Benchmark 2018-B6 Mortgage Trust
4.26%, 10/10/2051, Series 2018-B6, Class A4	8,862	8,485
Benchmark 2019-B15 Mortgage Trust
2.67%, 12/15/2072, Series 2019-B15, Class A4	30,000	25,884
Benchmark 2020-B16 Mortgage Trust
2.73%, 02/15/2053, Series 2020-B16, Class A5	511	439
Benchmark 2020-B17 Mortgage Trust
2.29%, 03/15/2053, Series 2020-B17, Class A5	3,637	3,024
Benchmark 2020-B19 Mortgage Trust
1.55%, 09/15/2053, Series 2020-B19, Class A4	21,500	17,359
1.85%, 09/15/2053, Series 2020-B19, Class A5	9,420	7,553
Benchmark 2020-B20 Mortgage Trust
2.03%, 10/15/2053, Series 2020-B20, Class A5	3,735	3,007
Benchmark 2020-B21 Mortgage Trust
1.98%, 12/17/2053, Series 2020-B21, Class A5	7,674	6,121
Benchmark 2020-B22 Mortgage Trust
1.97%, 01/15/2054, Series 2020-B22, Class A5	4,844	3,854
Benchmark 2021-B24 Mortgage Trust
2.01%, 03/15/2054, Series 2021-B24, Class A3	10,000	8,566
2.26%, 03/15/2054, Series 2021-B24, Class A4	20,000	16,507
2.58%, 03/15/2054, Series 2021-B24, Class A5	3,000	2,491
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054, Series 2021-B25, Class A5	544	451
Benchmark 2021-B27 Mortgage Trust
2.10%, 07/15/2054, Series 2021-B27, Class A4	22,500	18,222
2.39%, 07/15/2054, Series 2021-B27, Class A5	1,984	1,610
Benchmark 2021-B28 Mortgage Trust
2.22%, 08/15/2054, Series 2021-B28, Class A5	2,052	1,638
Benchmark 2022-B32 Mortgage Trust
3.04%, 01/15/2055, Series 2022-B32, Class A3	23,000	20,117
Cascade Funding Mortgage Trust 2021-FRR1
2.10%, 02/28/2025, Series 2021-FRR1, Class BK45(1)(4)	4,450	3,895
CD 2006-CD3 Mortgage Trust
0.18%, 10/15/2048, Series 2006-CD3, Class XS(1)(4)	85	1
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057, Series 2019-CD8, Class A3	20,000	17,102
Chase Mortgage Finance Trust Series 2006-A1
3.99%, 09/25/2036, Series 2006-A1, Class 2A3(4)	64	55
Chase Mortgage Finance Trust Series 2007-A1
3.09%, 02/25/2037, Series 2007-A1, Class 9A1(4)	14	13
3.49%, 02/25/2037, Series 2007-A1, Class 1A3(4)	14	13
3.65%, 02/25/2037, Series 2007-A1, Class 2A1(4)	27	25
3.79%, 02/25/2037, Series 2007-A1, Class 7A1(4)	3	3

Chase Mortgage Finance Trust Series 2007-A2
3.21%, 06/25/2035, Series 2007-A2, Class 1A1(4)	8	8
4.14%, 06/25/2035, Series 2007-A2, Class 2A1(4)	18	18
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032, Series 2002-18, Class PO	5	3
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034, Series 2004-3, Class A26	13	13
5.75%, 04/25/2034, Series 2004-3, Class A4	9	9
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034, Series 2004-5, Class 1A4	58	57
CHL Mortgage Pass-Through Trust 2004-7
3.16%, 06/25/2034, Series 2004-7, Class 2A1(4)	4	4
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2049, Series 2004-8, Class 2A1	1	1
CHL Mortgage Pass-Through Trust 2004-HYB1
3.76%, 05/20/2034, Series 2004-HYB1, Class 2A(4)	7	6
CHL Mortgage Pass-Through Trust 2004-HYB3
2.71%, 06/20/2034, Series 2004-HYB3, Class 2A(4)	28	26
CHL Mortgage Pass-Through Trust 2004-HYB6
3.87%, 11/20/2034, Series 2004-HYB6, Class A3(4)	23	21
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035, Series 2005-14, Class A2	10	5
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035, Series 2005-16, Class A23	5	3
CHL Mortgage Pass-Through Trust 2005-22
3.44%, 11/25/2035, Series 2005-22, Class 2A1(4)	91	71
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036, Series 2006-4, Class 1A2	20	18
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047, Series 2014-GC21, Class A4	2,091	2,039
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047, Series 2014-GC23, Class A3	6,803	6,560
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048, Series 2015-GC29, Class A3	9,387	8,873
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058, Series 2015-GC33, Class A4	717	682
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049, Series 2016-C1, Class A3	10,100	9,343
Citigroup Commercial Mortgage Trust 2016-C3
3.15%, 11/15/2049, Series 2016-C3, Class A4	2,764	2,542
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049, Series 2016-GC37, Class A3	7,531	7,036
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049, Series 2016-P6, Class A5(4)	2,783	2,613
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050, Series 2017-P7, Class A3	14,884	13,857
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050, Series 2017-P8, Class A3	21,000	19,223
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051, Series 2018-B2, Class A3	22,000	20,418
4.01%, 03/10/2051, Series 2018-B2, Class A4	1,000	936
Citigroup Commercial Mortgage Trust 2019-C7
2.86%, 12/15/2072, Series 2019-C7, Class A3	2,550	2,196
3.10%, 12/15/2072, Series 2019-C7, Class A4	3,996	3,488
Citigroup Commercial Mortgage Trust 2020-GC46
2.72%, 02/15/2053, Series 2020-GC46, Class A5	13,520	11,412
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033, Series 2003-UP2, Class PO1(5)	0	0
4.24%, 09/25/2033, Series 2003-HYB1, Class A(4)	21	21
Citigroup Mortgage Loan Trust 2009-10
4.12%, 09/25/2033, Series 2009-10, Class 1A1(1)(4)	55	53
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058, Series 2015-A, Class B2(1)(4)	237	222
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033, Series 2003-1, Class PO3	1	1
0.00%, 10/25/2033, Series 2003-1, Class PO2(5)	0	0
2.72%, 02/25/2035, Series 2005-1, Class 2A1A(4)	18	14
3.91%, 08/25/2034, Series 2004-UST1, Class A6(4)	5	5
4.02%, 08/25/2035, Series 2005-5, Class 1A2(4)	46	34
5.25%, 10/25/2033, Series 2003-1, Class 2A5	6	6
5.50%, 05/25/2035, Series 2005-2, Class 2A11	52	50

5.50%, 11/25/2035, Series 2005-9, Class 2A2	1	1
6.00%, 11/25/2035, Series 2005-9, Class 22A2	932	902
7.00%, 09/25/2033, Series 2003-UP3, Class A3	2	2
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030, Series 2013-300P, Class A1(1)	516	499
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046, Series 2013-CR10, Class A3	1,063	1,059
COMM 2013-CCRE11 Mortgage Trust
4.26%, 08/10/2050, Series 2013-CR11, Class A4	8,100	8,011
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046, Series 2013-CR12, Class A3	4,612	4,559
COMM 2013-CCRE7 Mortgage Trust
3.21%, 03/10/2046, Series 2013-CR7, Class A4	841	835
COMM 2013-SFS Mortgage Trust
2.99%, 04/12/2035, Series 2013-SFS, Class A2(1)(4)	708	699
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047, Series 2014-CR19, Class A5	17,769	17,185
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047, Series 2014-CR20, Class A3	9,915	9,451
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048, Series 2015-CR24, Class A4	4,771	4,540
3.70%, 08/10/2048, Series 2015-CR24, Class A5	771	735
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048, Series 2015-CR25, Class A3	9,489	9,023
3.76%, 08/10/2048, Series 2015-CR25, Class A4	2,437	2,328
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2048, Series 2015-LC23, Class A4	4,039	3,842
COMM 2018-HOME Mortgage Trust
3.82%, 04/10/2033, Series 2018-HOME, Class A(1)(4)	10,975	9,966
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(1)	6,090	5,486
Connecticut Avenue Securities Trust 2021-R03
4.78% (30-day Average SOFR + 0.85%), 12/25/2041, Series 2021-R03, Class 1M1(1)(3)	6,056	5,940
Connecticut Avenue Securities Trust 2022-R01
5.83% (30-day Average SOFR + 1.90%), 12/25/2041, Series 2022-R01, Class 1M2(1)(3)	7,380	7,008
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.01%, 01/15/2049, Series 2007-C2, Class AX(1)(4)(5)	1,794	0
Credit Suisse First Boston Mortgage Securities Corp.
0.00%, 10/25/2033, Series 2003-23, Class 1P	24	17
3.73%, 06/25/2033, Series 2003-AR15, Class 3A1(4)	6	6
5.25%, 09/25/2033, Series 2003-21, Class 1A4	29	27
6.66%, 02/25/2033, Series 2003-1, Class DB1(4)	47	45
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048, Series 2015-C4, Class A3	7,447	7,073
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049, Series 2016-C7, Class A5	1,882	1,753
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050, Series 2017-C8, Class A3	15,025	13,491
CSAIL 2019-C16 Commercial Mortgage Trust
3.33%, 06/15/2052, Series 2019-C16, Class A3	1,299	1,148
CSAIL 2021-C20 Commercial Mortgage Trust
2.49%, 03/15/2054, Series 2021-C20, Class A2	21,193	17,661
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.25%, 11/25/2033, Series 2003-27, Class 5A4	1	1
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034, Series 2004-4, Class 2A4	19	18
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034, Series 2004-8, Class 1A4	63	60
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035, Series 2005-10, Class AP	5	3
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035, Series 2005-9, Class AP	4	3
5.50%, 10/25/2035, Series 2005-9, Class DX	109	12
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D(1)	3,000	2,206
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057, Series 2018-RPL9, Class A(1)(4)	4,003	3,740
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(1)(4)	2,293	2,186
CSMC 2020-RPL6 Trust
2.69%, 03/25/2059, Series 2020-RPL6, Class A1(1)(4)	3,697	3,494

CSMCM 2018-RPL4 Trust
0.00%, 05/25/2058, Series 2018-RPL4(1)(4)(13)	2,457	2,172
CSMCM 2018-RPL9 Trust
2.75%, 09/25/2057, Series 2018-RPL9, Class CERT(1)(4)(13)	1,950	1,661
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049, Series 2016-C1, Class A3A	13,217	12,306
DBJPM 20-C9 Mortgage Trust
1.64%, 08/15/2053, Series 2020-C9, Class A4	20,600	16,683
Eagle RE 2018-1 Ltd.
6.09% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/25/2028, Series 2018-1, Class M1(1)(3)	1,514	1,509
Eagle RE 2019-1 Ltd.
6.19% (1 Month LIBOR USD + 1.80%), 04/25/2029, Series 2019-1, Class M1B(1)(3)	866	848
Eagle RE 2021-2 Ltd.
5.48% (30-day Average SOFR + 1.55%, 1.55% Floor), 04/25/2034, Series 2021-2, Class M1A(1)(3)	20,709	20,586
EDP Finance BV
3.63%, 07/15/2024(1)	700	675
Fannie Mae
2.00%, 01/01/2053(10)	8,180	6,654
2.50%, 01/01/2038(10)	1,005	919
2.50%, 01/01/2053(10)	6,645	5,625
3.00%, 01/01/2038(10)	3,590	3,362
3.00%, 01/01/2053(10)	50,810	44,580
3.50%, 01/01/2038(10)	4,560	4,362
3.50%, 01/01/2053(10)	37,055	33,658
4.00%, 01/01/2038(10)	8,540	8,323
4.00%, 01/01/2053(10)	5,580	5,232
4.50%, 01/01/2053(10)	11,090	10,671
5.00%, 01/01/2053(10)	17,460	17,202
5.50%, 01/01/2053(10)	8,890	8,912
6.00%, 01/01/2053(10)	21,475	21,793
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039, Series 1999-T2, Class A1(4)	37	37
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040, Series 2001-T3, Class A1	63	64
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042, Series 2002-T16, Class A2	77	81
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044, Series 2004-T1, Class 1A2	13	14
Fannie Mae Grantor Trust 2004-T2
3.74%, 07/25/2043, Series 2004-T2, Class 2A(4)	56	55
7.50%, 11/25/2043, Series 2004-T2, Class 1A4	120	125
Fannie Mae Grantor Trust 2004-T3
6.50%, 02/25/2044, Series 2004-T3, Class 1A2	200	205
7.00%, 02/25/2044, Series 2004-T3, Class 1A3	79	83
9.71%, 01/25/2044, Series 2004-T3, Class PT1(4)	15	16
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027, Series 2017-T1, Class A	6,507	6,069
Fannie Mae Interest Strip
0.00%, 09/25/2024, Series 300, Class 1	5	5
0.00%, 01/25/2033, Series 329, Class 1	4	3
4.89% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/25/2042, Series 412, Class F2(3)	255	257
4.94% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2042, Series 411, Class F1(3)	576	577
5.00%, 12/25/2033, Series 345, Class 6(4)	6	1
5.50%, 05/25/2036, Series 365, Class 8	21	5
5.50%, 08/25/2036, Series 374, Class 5	15	3
5.50%, 04/25/2037, Series 393, Class 6	5	1
6.00%, 01/25/2038, Series 383, Class 33	14	3
7.50%, 04/25/2023, Series 218, Class 2(5)	0	0
9.00%, 03/25/2024, Series 265, Class 2(5)	0	0
Fannie Mae Pool
1.40%, 11/01/2032	8,500	6,382
1.50%, 01/01/2031	10,000	7,969
1.50%, 03/01/2041	1,156	945
1.50%, 02/01/2042	1,441	1,164
1.50%, 10/01/2050	1,989	1,537
1.50%, 11/01/2050	11,878	9,177
1.50%, 12/01/2050	21,813	16,852
1.50%, 01/01/2051	1,567	1,212
1.50%, 02/01/2051	20,657	15,953
1.50%, 11/01/2051	7,454	5,753
1.56%, 01/01/2031	2,275	1,822

1.75%, 03/01/2032(4)	14,997	12,078
1.80%, 10/01/2033	7,500	5,881
1.88% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 10.24% Cap), 01/01/2035(3)	6	6
2.00%, 08/01/2031	1,219	1,108
2.00%, 06/01/2036	8,914	7,951
2.00%, 06/01/2040	2,836	2,412
2.00%, 07/01/2040	2,687	2,288
2.00%, 09/01/2040	1,528	1,301
2.00%, 02/01/2041	7,447	6,342
2.00%, 05/01/2041	23,932	20,381
2.00%, 06/01/2041	7,541	6,422
2.00%, 10/01/2041	1,017	857
2.00%, 04/01/2042	6,677	5,629
2.00%, 09/01/2050	6,143	5,019
2.00%, 09/01/2050	6,420	5,253
2.00%, 10/01/2050	1,604	1,318
2.00%, 10/01/2050	24,504	20,088
2.00%, 11/01/2050	377	308
2.00%, 11/01/2050	1,520	1,255
2.00%, 11/01/2050	14,581	11,924
2.00%, 12/01/2050	3,232	2,642
2.00%, 12/01/2050	10,546	8,623
2.00%, 01/01/2051	3,700	3,024
2.00%, 01/01/2051	18,689	15,277
2.00%, 02/01/2051	7,057	5,765
2.00%, 03/01/2051	4,637	3,781
2.00%, 03/01/2051	22,116	18,061
2.00%, 04/01/2051	5,874	4,799
2.00%, 05/01/2051	3,617	2,952
2.00%, 07/01/2051	2,929	2,390
2.00%, 08/01/2051	2,189	1,791
2.00%, 08/01/2051	3,692	3,013
2.00%, 08/01/2051	5,871	4,791
2.00%, 08/01/2051	12,129	9,951
2.00%, 09/01/2051	1,972	1,607
2.00%, 09/01/2051	12,169	9,920
2.00%, 10/01/2051	171	139
2.00%, 10/01/2051	4,955	4,040
2.00%, 10/01/2051	10,063	8,319
2.00%, 10/01/2051	16,535	13,479
2.00%, 12/01/2051	12,259	10,055
2.00%, 12/01/2051	13,442	11,069
2.00%, 01/01/2052	13,670	11,138
2.00%, 02/01/2052	8,793	7,171
2.00%, 02/01/2052	11,048	9,123
2.00%, 03/01/2052	20,272	16,515
2.00%, 04/01/2052	1,448	1,180
2.08%, 10/01/2033	9,846	8,032
2.16%, 01/01/2034	6,070	4,787
2.23% (1 Year LIBOR USD + 1.61%, 1.61% Floor, 10.91% Cap), 04/01/2037(3)	10	9
2.29% (1 Year LIBOR USD + 1.79%, 1.79% Floor, 10.19% Cap), 01/01/2038(3)	14	14
2.40%, 06/01/2023(4)	199	197
2.46% (6 Month LIBOR USD + 1.20%, 1.20% Floor, 10.20% Cap), 08/01/2034(3)	13	12
2.49% (1 Year LIBOR USD + 1.72%, 1.72% Floor, 10.63% Cap), 01/01/2037(3)	9	9
2.50%, 04/01/2030	931	873
2.50%, 05/01/2030	1,115	1,046
2.50%, 11/01/2031	1,592	1,488
2.50%, 12/01/2034	8,079	7,444
2.50%, 08/01/2035	2,096	1,923
2.50%, 08/01/2035	4,035	3,702
2.50%, 09/01/2035	5,469	5,018
2.50%, 10/01/2035	150	138
2.50%, 01/01/2036	13,957	12,806
2.50%, 07/01/2036	5,287	4,871
2.50%, 12/01/2036	1,312	1,180
2.50%, 04/01/2042	9,217	8,015
2.50%, 05/01/2042	3,715	3,226
2.50%, 01/01/2043	1,278	1,102
2.50%, 02/01/2043	581	501
2.50%, 10/01/2043	1,178	1,016
2.50%, 05/01/2046	518	447

2.50%, 07/01/2046	1,271	1,096
2.50%, 08/01/2046	490	423
2.50%, 10/01/2046	386	333
2.50%, 03/01/2050	692	591
2.50%, 05/01/2050	9,402	7,977
2.50%, 05/01/2050	10,192	8,731
2.50%, 06/01/2050	977	832
2.50%, 06/01/2050	2,260	1,932
2.50%, 06/01/2050	3,490	2,979
2.50%, 06/01/2050	4,595	3,898
2.50%, 06/01/2050	14,581	12,475
2.50%, 07/01/2050	2,405	2,057
2.50%, 07/01/2050	5,402	4,604
2.50%, 07/01/2050	12,346	10,608
2.50%, 08/01/2050	2,697	2,306
2.50%, 08/01/2050	18,401	15,658
2.50%, 09/01/2050	2,958	2,540
2.50%, 09/01/2050	7,458	6,226
2.50%, 10/01/2050	1,296	1,112
2.50%, 10/01/2050(8)	41,015	34,919
2.50%, 12/01/2050	11,446	9,734
2.50%, 01/01/2051	1,362	1,158
2.50%, 02/01/2051	1,451	1,252
2.50%, 02/01/2051	4,100	3,506
2.50%, 02/01/2051	4,852	4,122
2.50%, 03/01/2051	2,584	2,195
2.50%, 04/01/2051	3,093	2,627
2.50%, 04/01/2051	25,526	21,685
2.50%, 05/01/2051	3,052	2,592
2.50%, 05/01/2051	6,796	5,894
2.50%, 05/01/2051	10,735	9,118
2.50%, 06/01/2051	834	706
2.50%, 07/01/2051	2,360	2,004
2.50%, 08/01/2051	1,090	929
2.50%, 08/01/2051	3,352	2,847
2.50%, 08/01/2051	10,278	8,770
2.50%, 09/01/2051	992	824
2.50%, 09/01/2051	7,653	6,497
2.50%, 09/01/2051	12,763	10,876
2.50%, 10/01/2051	1,052	892
2.50%, 10/01/2051	2,806	2,375
2.50%, 10/01/2051	11,691	9,903
2.50%, 11/01/2051	1,421	1,210
2.50%, 11/01/2051	10,717	9,190
2.50%, 11/01/2051	17,178	14,625
2.50%, 12/01/2051	1,372	1,170
2.50%, 12/01/2051	7,085	6,012
2.50%, 12/01/2051	12,933	11,060
2.50%, 12/01/2051	13,674	11,642
2.50%, 12/01/2051	13,727	11,648
2.50%, 01/01/2052	4,344	3,686
2.50%, 01/01/2052	10,721	9,114
2.50%, 01/01/2052	13,205	11,206
2.50%, 03/01/2052	27,196	23,050
2.50%, 04/01/2052	993	842
2.50%, 05/01/2052	2,372	2,011
2.50%, 05/01/2052	17,214	14,581
2.50%, 05/01/2052	34,458	29,378
2.50%, 06/01/2052	964	817
2.50%, 06/01/2052	3,952	3,349
2.50%, 07/01/2061	10,906	9,021
2.50%, 09/01/2061	6,486	5,366
2.52%, 11/01/2029	14,211	12,608
2.58%, 09/01/2028	3,750	3,414
2.59%, 09/01/2028	7,521	6,850
2.60% (1 Year CMT Index + 2.09%, 2.09% Floor, 9.86% Cap), 07/01/2035(3)	3	3
2.62%, 10/01/2028	8,858	8,052
2.67%, 12/01/2035	15,510	12,450
2.68%, 05/01/2025	1,713	1,635
2.69%, 04/01/2023(4)	81	80
2.74% (6 Month LIBOR USD + 1.41%, 1.41% Floor, 9.28% Cap), 09/01/2033(3)	22	22

2.81%, 04/01/2025	2,900	2,775
2.81%, 05/01/2027	1,827	1,702
2.82% (ECOFC + 1.25%, 1.89% Floor, 12.64% Cap), 09/01/2027(3)	1	1
2.83%, 05/01/2027	7,918	7,397
2.90%, 10/01/2029	3,269	2,989
2.91%, 03/01/2027	9,322	8,750
3.00%, 06/01/2027	1,950	1,833
3.00%, 08/01/2028	446	428
3.00%, 09/01/2028	823	790
3.00%, 12/01/2028	256	245
3.00%, 05/01/2030	711	680
3.00%, 08/01/2034	1,236	1,161
3.00%, 10/01/2034	2,293	2,152
3.00%, 04/01/2036	567	526
3.00%, 08/01/2036	539	500
3.00%, 03/01/2037	4,495	4,219
3.00%, 05/01/2038	7,407	6,872
3.00%, 05/01/2042	205	186
3.00%, 10/01/2042	1,868	1,700
3.00%, 11/01/2042	1,261	1,148
3.00%, 12/01/2042	50	45
3.00%, 12/01/2042	411	374
3.00%, 12/01/2042	661	603
3.00%, 01/01/2043	422	384
3.00%, 01/01/2043	667	607
3.00%, 01/01/2043	733	655
3.00%, 01/01/2043	751	683
3.00%, 02/01/2043	385	344
3.00%, 04/01/2043	511	465
3.00%, 04/01/2043	649	591
3.00%, 04/01/2043	1,226	1,116
3.00%, 05/01/2043	19	17
3.00%, 05/01/2043	125	113
3.00%, 05/01/2043	801	729
3.00%, 05/01/2043	4,186	3,809
3.00%, 06/01/2043	33	30
3.00%, 06/01/2043	233	212
3.00%, 06/01/2043	250	228
3.00%, 06/01/2043	1,459	1,328
3.00%, 06/01/2043	2,367	2,154
3.00%, 07/01/2043	32	29
3.00%, 07/01/2043	69	63
3.00%, 07/01/2043	232	211
3.00%, 07/01/2043	811	738
3.00%, 07/01/2043	3,670	3,321
3.00%, 08/01/2043	872	794
3.00%, 08/01/2043	2,398	2,182
3.00%, 10/01/2043	53	49
3.00%, 10/01/2043	6,887	6,205
3.00%, 02/01/2044	3,009	2,738
3.00%, 03/01/2044	337	307
3.00%, 04/01/2045	3,648	3,283
3.00%, 05/01/2046	2,898	2,597
3.00%, 09/01/2046	446	400
3.00%, 11/01/2046	980	876
3.00%, 11/01/2046	3,075	2,793
3.00%, 11/01/2046	3,443	3,091
3.00%, 01/01/2047	2,060	1,839
3.00%, 02/01/2047	459	418
3.00%, 03/01/2047	356	318
3.00%, 12/01/2047	939	841
3.00%, 07/01/2049	826	733
3.00%, 07/01/2049	2,250	1,995
3.00%, 08/01/2049	12,573	11,236
3.00%, 11/01/2049	642	570
3.00%, 11/01/2049	5,384	4,774
3.00%, 12/01/2049	221	196
3.00%, 12/01/2049	747	663
3.00%, 12/01/2049	3,796	3,366
3.00%, 02/01/2050	4,447	3,934
3.00%, 02/01/2050	5,693	5,027

3.00%, 03/01/2050	1,355	1,196
3.00%, 03/01/2050	2,321	2,058
3.00%, 05/01/2050	379	338
3.00%, 05/01/2050	1,800	1,598
3.00%, 06/01/2050	599	528
3.00%, 06/01/2050	2,164	1,911
3.00%, 07/01/2050	914	814
3.00%, 08/01/2050	2,265	1,997
3.00%, 08/01/2050	4,862	4,291
3.00%, 09/01/2050	1,968	1,752
3.00%, 09/01/2050	5,378	4,742
3.00%, 11/01/2050	401	356
3.00%, 02/01/2051	1,473	1,315
3.00%, 02/01/2051	4,674	4,116
3.00%, 04/01/2051	6,343	5,576
3.00%, 05/01/2051	3,894	3,434
3.00%, 07/01/2051	1,368	1,206
3.00%, 07/01/2051	6,771	5,970
3.00%, 10/01/2051	2,353	2,066
3.00%, 01/01/2052	604	534
3.00%, 01/01/2052	9,655	8,477
3.00%, 02/01/2052	10,355	9,161
3.00%, 03/01/2052	476	419
3.00%, 03/01/2052	7,356	6,491
3.00%, 03/01/2052	11,981	10,565
3.00%, 04/01/2052	486	427
3.00%, 04/01/2052	9,307	8,256
3.00%, 04/01/2052	23,891	20,980
3.00%, 04/01/2052	34,438	30,386
3.00%, 06/01/2052	1,812	1,590
3.00%, 06/01/2052	2,729	2,396
3.00%, 07/01/2052	15,569	13,665
3.00%, 08/01/2052	407	359
3.00%, 09/01/2052	149	131
3.00%, 10/01/2052	1,595	1,400
3.00%, 07/01/2060	8,492	7,429
3.00%, 12/01/2061	11,172	9,739
3.02%, 07/01/2029	8,149	7,511
3.03% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 9.70% Cap), 03/01/2035(3)	13	13
3.04% (1 Year LIBOR USD + 1.29%, 1.29% Floor, 9.97% Cap), 05/01/2035(3)	5	5
3.07%, 02/01/2025	4,995	4,822
3.08%, 12/01/2024	1,748	1,690
3.08%, 01/01/2028	8,000	7,481
3.09%, 09/01/2029	7,484	6,868
3.10% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 11.28% Cap), 05/01/2036(3)	2	2
3.10%, 01/01/2028	6,532	6,130
3.10% (6 Month LIBOR USD + 1.60%, 1.60% Floor, 10.35% Cap), 09/01/2036(3)	20	20
3.12%, 11/01/2026	911	864
3.12%, 06/01/2035	3,400	2,861
3.13%, 03/01/2027	6,758	6,387
3.14%, 12/01/2026	1,684	1,599
3.16% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 10.86% Cap), 05/01/2035(3)	4	4
3.19%, 01/01/2033	3,776	3,537
3.19%, 03/01/2036	2,230	2,051
3.22%, 09/01/2032	6,000	5,284
3.25% (1 Year CMT Index + 2.22%, 2.22% Floor, 9.73% Cap), 01/01/2036(3)	11	11
3.25%, 09/01/2026	1,385	1,322
3.25%, 02/01/2027	5,340	5,071
3.26% (6 Month LIBOR USD + 2.03%, 2.03% Floor, 11.29% Cap), 02/01/2037(3)	14	14
3.28% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.70% Cap), 04/01/2035(3)	16	16
3.34%, 02/01/2027	1,500	1,425
3.36% (1 Year LIBOR USD + 1.68%, 1.68% Floor, 8.86% Cap), 01/01/2034(3)	3	3
3.42% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.17% Cap), 06/01/2034(3)	18	18
3.45%, 04/01/2035	1,735	1,560
3.50% (1 Year LIBOR USD + 1.25%, 1.24% Floor, 11.13% Cap), 11/01/2037(3)	40	40
3.50%, 12/01/2029	1,209	1,169
3.50%, 05/01/2030	256	247
3.50%, 12/01/2030	717	700
3.50%, 07/01/2032	56	54
3.50%, 11/01/2032	405	391
3.50%, 12/01/2032	164	155

3.50%, 02/01/2033	197	190
3.50%, 02/01/2033	242	229
3.50%, 03/01/2033	1,281	1,232
3.50%, 04/01/2033	861	828
3.50%, 06/01/2033	97	92
3.50%, 10/01/2033	4,304	4,125
3.50%, 06/01/2040	807	750
3.50%, 12/01/2040	37	35
3.50%, 02/01/2041	3,313	3,101
3.50%, 06/01/2041	6,567	6,249
3.50%, 11/01/2041	138	130
3.50%, 12/01/2041	109	102
3.50%, 12/01/2041	185	173
3.50%, 12/01/2041	229	214
3.50%, 02/01/2042	126	118
3.50%, 02/01/2042	165	154
3.50%, 04/01/2042	97	91
3.50%, 05/01/2042	2,635	2,506
3.50%, 05/01/2042	2,721	2,547
3.50%, 06/01/2042	660	617
3.50%, 07/01/2042	526	492
3.50%, 07/01/2042	1,650	1,545
3.50%, 07/01/2042	9,157	8,572
3.50%, 08/01/2042	327	306
3.50%, 09/01/2042	262	245
3.50%, 09/01/2042	303	284
3.50%, 09/01/2042	350	327
3.50%, 09/01/2042	2,070	1,938
3.50%, 10/01/2042	134	125
3.50%, 10/01/2042	165	154
3.50%, 10/01/2042	293	275
3.50%, 10/01/2042	485	454
3.50%, 11/01/2042	1,268	1,187
3.50%, 11/01/2042	3,210	3,004
3.50%, 01/01/2043	308	288
3.50%, 01/01/2043	390	365
3.50%, 02/01/2043	19	18
3.50%, 02/01/2043	32	30
3.50%, 03/01/2043	236	220
3.50%, 03/01/2043	708	662
3.50%, 03/01/2043	1,521	1,417
3.50%, 04/01/2043	751	703
3.50%, 04/01/2043	1,864	1,743
3.50%, 05/01/2043	31	29
3.50%, 05/01/2043	203	189
3.50%, 05/01/2043	799	746
3.50%, 05/01/2043	835	780
3.50%, 07/01/2043	4,220	3,946
3.50%, 08/01/2043	782	731
3.50%, 06/01/2044	2,740	2,559
3.50%, 04/01/2045	4,858	4,526
3.50%, 06/01/2045	705	656
3.50%, 06/01/2045	3,176	2,954
3.50%, 11/01/2045	1,337	1,243
3.50%, 12/01/2045	226	210
3.50%, 01/01/2046	3,688	3,460
3.50%, 02/01/2046	1,122	1,048
3.50%, 04/01/2046	569	532
3.50%, 08/01/2046	1,938	1,800
3.50%, 09/01/2046	1,677	1,558
3.50%, 11/01/2046	4,960	4,614
3.50%, 12/01/2046	1,615	1,494
3.50%, 12/01/2046	3,636	3,403
3.50%, 02/01/2047	3,046	2,843
3.50%, 06/01/2047	276	256
3.50%, 11/01/2047	2,671	2,472
3.50%, 12/01/2047	1,881	1,740
3.50%, 01/01/2048	1,904	1,766
3.50%, 04/01/2048	11,615	10,741
3.50%, 08/01/2048	6,397	5,909
3.50%, 10/01/2048	2,404	2,228

3.50%, 03/01/2050	9,009	8,283
3.50%, 02/01/2052	9,785	8,940
3.50%, 03/01/2052	1,486	1,362
3.50%, 06/01/2052	705	641
3.50%, 06/01/2052	7,849	7,136
3.50%, 06/01/2052	24,240	22,030
3.50%, 07/01/2052	16,634	15,119
3.50%, 08/01/2052	500	454
3.50%, 03/01/2060	6,991	6,413
3.53%, 04/01/2033	12,230	11,213
3.54%, 06/01/2032	15,495	14,390
3.54%, 11/01/2032	10,031	9,295
3.55%, 02/01/2030	1,500	1,417
3.57% (6 Month LIBOR USD + 1.34%, 1.34% Floor, 12.14% Cap), 07/01/2037(3)	27	27
3.57%, 06/01/2028	8,361	8,004
3.61%, 04/01/2028	2,843	2,734
3.61% (12 Month U.S. Treasury Average + 1.94%, 1.91% Floor, 8.50% Cap), 01/01/2036(3)	39	39
3.64%, 01/01/2025	510	499
3.66% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 9.32% Cap), 08/01/2033(3)	13	14
3.66%, 03/01/2027	2,218	2,135
3.67% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.40% Cap), 10/01/2035(3)	30	30
3.67% (6 Month LIBOR USD + 1.17%, 1.17% Floor, 12.80% Cap), 09/01/2036(3)	37	37
3.70% (1 Year LIBOR USD + 1.45%, 1.45% Floor, 9.96% Cap), 10/01/2034(3)	4	4
3.71% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.31% Cap), 08/01/2036(3)	5	5
3.71% (6 Month LIBOR USD + 1.55%, 1.52% Floor, 12.84% Cap), 02/01/2037(3)	28	28
3.73% (1 Year LIBOR USD + 1.48%, 1.48% Floor, 10.30% Cap), 11/01/2033(3)	24	23
3.74% (6 Month LIBOR USD + 1.47%, 1.47% Floor, 12.63% Cap), 01/01/2037(3)	20	20
3.77%, 12/01/2025	3,268	3,199
3.79% (6 Month LIBOR USD + 1.55%, 1.55% Floor, 10.95% Cap), 02/01/2035(3)	2	2
3.80%, 09/01/2032	9,609	9,106
3.81%, 12/01/2028	7,000	6,755
3.81% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 10.32% Cap), 06/01/2036(3)	8	8
3.82% (1 Year LIBOR USD + 1.57%, 1.57% Floor, 11.20% Cap), 09/01/2036(3)	16	16
3.83% (1 Year LIBOR USD + 1.80%, 1.80% Floor, 11.34% Cap), 07/01/2037(3)	24	24
3.86% (1 Year LIBOR USD + 1.61%, 1.61% Floor, 9.94% Cap), 08/01/2034(3)	6	6
3.90% (1 Year LIBOR USD + 1.65%, 1.65% Floor, 10.98% Cap), 09/01/2034(3)	1	1
3.90% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 10.10% Cap), 09/01/2035(3)	8	8
3.95% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 11.25% Cap), 03/01/2036(3)	108	111
3.98% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 9.98% Cap), 11/01/2034(3)	3	3
3.98% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 11.22% Cap), 09/01/2036(3)	19	19
3.99% (ECOFC + 1.25%, 3.77% Floor, 13.41% Cap), 03/01/2029(3)	1	1
4.00%, 06/01/2033	350	343
4.00%, 12/01/2033	27	26
4.00%, 05/01/2037	3,620	3,485
4.00%, 10/01/2037	719	692
4.00%, 11/01/2037	22,690	22,146
4.00%, 07/01/2040	1,947	1,870
4.00%, 08/01/2040	60	58
4.00%, 09/01/2040	483	464
4.00%, 12/01/2040	94	91
4.00%, 12/01/2040	411	395
4.00%, 01/01/2041	89	86
4.00%, 01/01/2041	207	199
4.00%, 01/01/2041	376	361
4.00%, 01/01/2041	420	404
4.00%, 01/01/2041	512	492
4.00%, 01/01/2041	667	640
4.00%, 01/01/2041	710	682
4.00%, 02/01/2041	24	23
4.00%, 02/01/2041	826	793
4.00%, 03/01/2041	2,977	2,859
4.00%, 09/01/2041	86	82
4.00%, 10/01/2041	359	344
4.00%, 10/01/2041	487	468
4.00%, 12/01/2041	639	613
4.00%, 12/01/2041	753	723
4.00%, 01/01/2042	1,078	1,035
4.00%, 03/01/2042	26	24
4.00%, 07/01/2042	162	155
4.00%, 07/01/2042	206	197
4.00%, 07/01/2042	216	207

4.00%, 07/01/2042	226	216
4.00%, 08/01/2042	2,230	2,142
4.00%, 12/01/2042	169	162
4.00%, 04/01/2043	3,750	3,663
4.00%, 07/01/2043	413	395
4.00%, 11/01/2043	1,104	1,057
4.00%, 12/01/2043	51	49
4.00%, 12/01/2043	688	661
4.00%, 07/01/2044	945	905
4.00%, 09/01/2044	387	370
4.00%, 12/01/2044	10,802	10,375
4.00%, 01/01/2045	2,722	2,607
4.00%, 07/01/2045	2,708	2,594
4.00%, 10/01/2045	293	281
4.00%, 12/01/2045	407	390
4.00%, 12/01/2045	1,477	1,415
4.00%, 01/01/2046	947	907
4.00%, 08/01/2046	1,404	1,342
4.00%, 03/01/2047	2,837	2,698
4.00%, 03/01/2047	2,859	2,738
4.00%, 06/01/2047	1,478	1,411
4.00%, 08/01/2047	2,927	2,806
4.00%, 11/01/2047	2,505	2,395
4.00%, 11/01/2047	8,607	8,247
4.00%, 01/01/2048	2,768	2,622
4.00%, 01/01/2048	4,812	4,594
4.00%, 03/01/2048	865	825
4.00%, 03/01/2048	5,766	5,525
4.00%, 06/01/2048	5,681	5,414
4.00%, 09/01/2048	328	313
4.00%, 10/01/2048	247	236
4.00%, 03/01/2049	3,443	3,283
4.00%, 05/01/2049	9,971	9,638
4.00%, 07/01/2049	461	436
4.00%, 07/01/2049	1,868	1,781
4.00%, 10/01/2049	2,548	2,440
4.00%, 04/01/2052	5,738	5,385
4.00%, 05/01/2052	10,544	9,918
4.00%, 06/01/2052	14,556	13,657
4.01% (1 Year LIBOR USD + 1.76%, 1.76% Floor, 11.26% Cap), 09/01/2037(3)	4	4
4.02% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.25% Cap), 07/01/2036(3)	17	17
4.02% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 10.84% Cap), 08/01/2036(3)	36	36
4.03% (1 Year CMT Index + 2.02%, 2.02% Floor, 10.78% Cap), 11/01/2037(3)	20	20
4.04% (1 Year LIBOR USD + 1.79%, 1.79% Floor, 10.37% Cap), 07/01/2037(3)	18	17
4.05% (1 Year LIBOR USD + 1.80%, 1.80% Floor, 10.83% Cap), 12/01/2036(3)	29	29
4.06% (1 Year LIBOR USD + 1.81%, 1.81% Floor, 9.13% Cap), 09/01/2033(3)	6	6
4.07% (1 Year LIBOR USD + 1.82%, 1.82% Floor, 11.20% Cap), 09/01/2036(3)	12	12
4.09% (1 Year LIBOR USD + 1.84%, 1.84% Floor, 11.00% Cap), 06/01/2036(3)	33	34
4.11% (6 Month LIBOR USD + 1.52%, 1.52% Floor, 10.86% Cap), 01/01/2035(3)	63	64
4.12% (1 Year CMT Index + 2.00%, 2.00% Floor, 9.04% Cap), 11/01/2034(3)	3	3
4.13% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.50% Cap), 08/01/2036(3)	11	11
4.16% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.08% Cap), 09/01/2037(3)	8	8
4.16% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 12.16% Cap), 09/01/2037(3)	4	4
4.17% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.42% Cap), 07/01/2034(3)(5)	0	0
4.18% (1 Year LIBOR USD + 1.93%, 1.93% Floor, 11.27% Cap), 10/01/2036(3)	14	14
4.18%, 11/01/2030	3,541	3,452
4.20% (1 Year LIBOR USD + 1.95%, 1.95% Floor, 12.32% Cap), 11/01/2036(3)(5)	0	0
4.25% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 10.63% Cap), 02/01/2036(3)	4	4
4.32% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.51% Cap), 12/01/2037(3)	39	40
4.32% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.19% Cap), 10/01/2034(3)	18	19
4.33% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 10.76% Cap), 10/01/2036(3)	18	18
4.33% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 10.84% Cap), 10/01/2036(3)	41	41
4.50%, 08/01/2029	59	59
4.50%, 09/01/2029	66	65
4.50%, 01/01/2030	111	110
4.50%, 10/01/2033	1,932	1,904
4.50%, 11/01/2033	5	5
4.50%, 09/01/2034	12	11
4.50%, 04/01/2039	3,066	3,072
4.50%, 11/01/2039	9	9
4.50%, 08/01/2040	1,361	1,349

4.50%, 08/01/2040	1,380	1,368
4.50%, 12/01/2040	637	631
4.50%, 12/01/2040	1,996	1,978
4.50%, 03/01/2041	513	509
4.50%, 04/01/2041	274	271
4.50%, 05/01/2041	569	563
4.50%, 05/01/2041	3,305	3,277
4.50%, 07/01/2041	123	122
4.50%, 08/01/2041	1,037	1,028
4.50%, 01/01/2042	1,043	1,034
4.50%, 11/01/2042	2,720	2,696
4.50%, 02/01/2046	3,305	3,277
4.50%, 08/01/2047	340	333
4.50%, 05/01/2048	732	717
4.50%, 07/01/2049	3,357	3,290
4.50%, 03/01/2050	9,633	9,441
4.50%, 09/01/2050	2,009	1,942
4.50%, 02/01/2051	1,075	1,037
4.50%, 10/01/2052	9,035	8,706
4.62% (1 Year LIBOR USD + 2.37%, 2.37% Floor, 11.22% Cap), 08/01/2037(3)	33	33
4.62% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 98.56% Cap), 09/01/2024(3)	3,250	3,218
4.63%, 12/01/2026(4)	785	784
4.77%, 08/01/2026	580	582
4.98%, 11/01/2032	7,522	7,802
5.00%, 05/01/2023(5)	0	0
5.00%, 08/01/2024	2	2
5.00%, 05/01/2028	7	7
5.00%, 04/01/2031	27	27
5.00%, 12/01/2032(5)	0	0
5.00%, 06/01/2033	6	6
5.00%, 07/01/2033	7	8
5.00%, 07/01/2033	8	8
5.00%, 11/01/2033	2	2
5.00%, 11/01/2033	20	20
5.00%, 11/01/2033	1,451	1,482
5.00%, 04/01/2034	50	51
5.00%, 05/01/2034	18	18
5.00%, 12/01/2034	14	14
5.00%, 01/01/2035	10	10
5.00%, 02/01/2035	263	268
5.00%, 02/01/2035	1,241	1,268
5.00%, 06/01/2035	228	233
5.00%, 07/01/2035	6	6
5.00%, 07/01/2035	1,095	1,100
5.00%, 07/01/2035	1,255	1,281
5.00%, 09/01/2035	27	28
5.00%, 10/01/2035	109	111
5.00%, 11/01/2035	249	254
5.00%, 01/01/2036	21	21
5.00%, 02/01/2036	16	17
5.00%, 07/01/2037	325	332
5.00%, 01/01/2039	993	999
5.00%, 09/01/2039	51	51
5.00%, 04/01/2040	120	121
5.00%, 08/01/2040	103	105
5.00%, 05/01/2041	56	56
5.00%, 05/01/2042	866	877
5.00%, 09/01/2043	392	396
5.00%, 01/01/2048	429	430
5.00%, 05/01/2048	1,094	1,097
5.00%, 01/01/2049	3,710	3,734
5.00%, 06/01/2052	8,404	8,288
5.00%, 07/01/2052	4,718	4,668
5.00%, 08/01/2052	3,432	3,388
5.00%, 08/01/2052	10,333	10,190
5.00%, 08/01/2052	11,081	10,932
5.50%, 07/01/2025	3	3
5.50%, 11/01/2032	33	34
5.50%, 02/01/2033	1	1
5.50%, 03/01/2033	36	37
5.50%, 04/01/2033	25	26

5.50%, 07/01/2033	4	4
5.50%, 09/01/2033	95	97
5.50%, 11/01/2033	2	2
5.50%, 12/01/2033	42	43
5.50%, 01/01/2034	5	5
5.50%, 03/01/2034	4	4
5.50%, 09/01/2034	8	9
5.50%, 10/01/2034	11	11
5.50%, 02/01/2035	28	29
5.50%, 12/01/2035	9	9
5.50%, 04/01/2036	30	31
5.50%, 05/01/2036	25	26
5.50%, 05/01/2036	40	42
5.50%, 11/01/2036	10	10
5.50%, 03/01/2037	196	203
5.50%, 04/01/2037	68	70
5.50%, 05/01/2037	68	70
5.50%, 01/01/2038	49	51
5.50%, 05/01/2038	10	10
5.50%, 06/01/2038	1	1
5.50%, 06/01/2038	55	57
5.50%, 06/01/2038	416	431
5.50%, 09/01/2038	362	375
5.50%, 06/01/2039	15	15
5.50%, 09/01/2039	22	22
5.50%, 12/01/2039	28	28
5.50%, 01/01/2040	250	259
5.50%, 11/01/2052	7,672	7,692
6.00%, 02/01/2023(5)	0	0
6.00%, 01/01/2024	1	1
6.00%, 01/01/2024	3	3
6.00%, 07/01/2024	1	1
6.00%, 07/01/2026	9	9
6.00%, 07/01/2027	12	13
6.00%, 11/01/2027	7	7
6.00%, 12/01/2027	20	20
6.00%, 01/01/2028	35	35
6.00%, 10/01/2028	24	25
6.00%, 12/01/2028	1	1
6.00%, 01/01/2029	1	1
6.00%, 09/01/2029	16	16
6.00%, 12/01/2032	10	11
6.00%, 12/01/2032	69	72
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	2	2
6.00%, 03/01/2033	2	2
6.00%, 03/01/2033	3	3
6.00%, 05/01/2033	10	10
6.00%, 08/01/2033	2	2
6.00%, 09/01/2033	6	6
6.00%, 09/01/2033	9	9
6.00%, 11/01/2034	2	2
6.00%, 04/01/2035	44	45
6.00%, 02/01/2036	1	2
6.00%, 09/01/2036	144	149
6.00%, 11/01/2036	17	18
6.00%, 03/01/2037	23	24
6.00%, 09/01/2037	40	41

6.00%, 04/01/2038	9	10
6.00%, 05/01/2038	102	107
6.00%, 11/01/2038	38	39
6.00%, 12/01/2039	530	551
6.00%, 10/01/2040	698	728
6.00%, 07/01/2041	1,849	1,930
6.00%, 11/01/2048	24	24
6.50%, 02/01/2024	1	1
6.50%, 07/01/2024(5)	0	0
6.50%, 04/01/2025(5)	0	0
6.50%, 08/01/2026	15	16
6.50%, 03/01/2029	6	6
6.50%, 11/01/2029	176	180
6.50%, 08/01/2031	7	8
6.50%, 02/01/2032	29	30
6.50%, 01/01/2036	116	119
6.50%, 04/01/2036	1	1
6.50%, 07/01/2036	3	3
6.50%, 08/01/2036	79	81
6.50%, 10/01/2036	16	17
6.50%, 01/01/2037	31	32
6.50%, 08/01/2037	13	13
6.50%, 08/01/2037	22	22
6.50%, 10/01/2037	31	32
6.50%, 10/01/2038	37	39
6.50%, 10/01/2038	142	149
7.00%, 01/01/2024(5)	0	0
7.00%, 09/01/2027(5)	0	0
7.00%, 01/01/2029(5)	0	0
7.00%, 06/01/2032	1	1
7.00%, 02/01/2033	1	1
7.00%, 06/01/2033	38	40
7.00%, 02/01/2036	7	7
7.00%, 03/01/2036	1	1
7.00%, 03/01/2037	3	3
7.00%, 04/01/2037	3	3
7.00%, 09/01/2037	23	23
7.00%, 09/01/2038	35	38
7.00%, 10/01/2038	39	42
7.00%, 11/01/2038	26	28
7.00%, 12/01/2038	90	97
7.00%, 01/01/2039	131	140
7.50%, 10/01/2024(5)	0	0
7.50%, 01/01/2035	15	16
7.50%, 03/01/2035	23	25
7.50%, 05/01/2037	11	12
7.50%, 10/01/2037	71	76
7.50%, 11/01/2037	23	25
7.50%, 11/01/2038	17	18
7.50%, 04/01/2039	86	91
8.00%, 05/01/2024(5)	0	0
8.00%, 03/01/2027	3	3
8.00%, 06/01/2027	3	3
8.00%, 06/01/2028(5)	0	0
8.00%, 09/01/2028	3	3
8.00%, 11/01/2028	9	9
8.00%, 11/01/2037	9	9
8.00%, 01/01/2038	1	1
8.50%, 07/01/2024(5)	0	0
8.50%, 05/01/2025(5)	0	0
Fannie Mae REMIC Trust 2003-W1
4.85%, 12/25/2042, Series 2003-W1, Class 1A1(4)	65	62
5.29%, 12/25/2042, Series 2003-W1, Class 2A(4)	18	17
Fannie Mae REMIC Trust 2003-W4
5.20%, 10/25/2042, Series 2003-W4, Class 2A(4)	9	9
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034, Series 2004-W10, Class A6	253	254
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044, Series 2004-W11, Class 1A1	51	52
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044, Series 2005-W1, Class 1A2	93	97

Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046, Series 2006-W3, Class 2A	59	58
Fannie Mae REMIC Trust 2007-W1
6.31%, 08/25/2047, Series 2007-W10, Class 2A(4)	7	7
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037, Series 2007-W3, Class 1A3	14	14
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037, Series 2007-W5, Class PO	13	10
Fannie Mae REMIC Trust 2007-W7
15.08% (1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037, Series 2007-W7, Class 1A4(3)(9)	9	10
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049, Series 2009-W1, Class A	216	219
Fannie Mae REMICS
0.00%, 04/25/2023, Series 1998-4, Class C(5)	0	0
0.00%, 09/25/2023, Series G93-37, Class H(5)	0	0
0.00%, 09/25/2023, Series 1993-205, Class H(5)	0	0
0.00%, 11/25/2023, Series 1994-9, Class E(5)	0	0
0.00%, 01/25/2032, Series 2001-81, Class LO	1	1
0.00%, 04/25/2032, Series 2002-21, Class LO	1	1
0.00%, 12/25/2032, Series 2004-59, Class BG	5	4
0.00%, 05/25/2033, Series 2003-35, Class EA	3	3
0.00%, 08/25/2033, Series 2003-132, Class OA	1	1
0.00%, 12/25/2033, Series 2006-44, Class P	45	37
0.00%, 03/25/2034, Series 2004-46, Class EP	31	29
0.00%, 09/25/2035, Series 2005-90, Class PO	3	3
0.00%, 10/25/2035, Series 2010-39, Class OT	11	9
0.00%, 03/25/2036, Series 2006-16, Class OA	8	6
0.00%, 03/25/2036, Series 2006-8, Class WQ	95	75
0.00%, 04/25/2036, Series 2006-23, Class KO	9	8
0.00%, 04/25/2036, Series 2006-27, Class OH	17	15
0.00%, 04/25/2036, Series 2006-22, Class AO	29	25
0.00%, 06/25/2036, Series 2006-43, Class PO	8	7
0.00%, 06/25/2036, Series 2006-44, Class GO	16	14
0.00%, 06/25/2036, Series 2006-43, Class DO	23	19
0.00%, 06/25/2036, Series 2006-50, Class JO	59	48
0.00%, 06/25/2036, Series 2006-50, Class PS	70	61
0.00%, 07/25/2036, Series 2006-58, Class AP	5	4
0.00%, 07/25/2036, Series 2006-58, Class PO	10	8
0.00%, 07/25/2036, Series 2006-65, Class QO	19	16
0.00%, 08/25/2036, Series 2006-72, Class TO	5	4
0.00%, 08/25/2036, Series 2006-79, Class DO	14	12
0.00%, 08/25/2036, Series 2006-79, Class OP	20	16
0.00%, 08/25/2036, Series 2006-72, Class GO	32	28
0.00%, 09/25/2036, Series 2008-42, Class AO	7	6
0.00%, 09/25/2036, Series 2006-90, Class AO	14	12
0.00%, 09/25/2036, Series 2006-86, Class OB	18	14
0.00%, 11/25/2036, Series 2006-109, Class PO	5	4
0.00%, 11/25/2036, Series 2006-111, Class EO	15	12
0.00%, 11/25/2036, Series 2006-110, Class PO	27	22
0.00%, 12/25/2036, Series 2006-119, Class PO	9	8
0.00%, 12/25/2036, Series 2006-115, Class OK	16	13
0.00%, 01/25/2037, Series 2006-128, Class PO	16	13
0.00%, 01/25/2037, Series 2009-70, Class CO	45	38
0.00%, 03/25/2037, Series 2007-14, Class OP	14	11
0.00%, 04/25/2037, Series 2007-28, Class EO	43	35
0.00%, 05/25/2037, Series 2007-42, Class AO	3	3
0.00%, 07/25/2037, Series 2007-67, Class PO	31	26
0.00%, 10/25/2037, Series 2009-86, Class OT	276	223
0.00%, 01/25/2038, Series 2007-116, Class HI(4)	160	5
0.00%, 05/25/2038, Series 2008-44, Class PO	1	1
0.00%, 01/25/2040, Series 2009-113, Class AO	24	20
0.00%, 06/25/2040, Series 2010-63, Class AP	38	31
0.00%, 04/25/2041, Series 2011-30, Class LS(4)	239	11
0.00%, 09/25/2043, Series 2013-92, Class PO	551	413
0.00%, 10/25/2043, Series 2013-101, Class DO	449	329
0.00%, 12/25/2043, Series 2013-128, Class PO	970	735
0.00%, 06/25/2038, Series 2008-46, Class HI(4)	49	2
0.05% (1 Month LIBOR USD + 4.44%, 4.44% Cap), 11/25/2040, Series 2010-125, Class SA(3)(9)	187	6
1.39% (1 Month LIBOR USD + 5.78%, 5.78% Cap), 06/25/2037, Series 2007-92, Class YS(3)(9)	18	1
1.46% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038, Series 2008-81, Class SB(3)(9)	75	4
1.46% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038, Series 2008-80, Class SA(3)(9)	81	5

1.51% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 10/25/2039, Series 2009-84, Class WS(3)(9)	23	1
1.52% (1 Month LIBOR USD + 5.91%, 5.91% Cap), 02/25/2038, Series 2008-1, Class BI(3)(9)	86	6
1.60% (1 Month LIBOR USD + 8.10%, 1.60% Cap), 03/25/2032, Series 2002-13, Class SJ(3)(9)	21	1
1.61% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/25/2038, Series 2008-4, Class SD(3)(9)	227	16
1.66% (1 Month LIBOR USD + 6.05%, 6.05% Cap), 04/25/2050, Series 2020-24, Class SP(3)(9)	4,751	535
1.69% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 03/25/2037, Series 2007-22, Class SC(3)(5)(9)	2	0
1.71% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 04/25/2037, Series 2007-35, Class SI(3)(9)	35	1
1.71% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037, Series 2007-54, Class WI(3)(9)	23	2
1.71% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037, Series 2007-53, Class SH(3)(9)	74	5
1.71% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 11/25/2049, Series 2010-103, Class SB(3)(9)	48	4
1.79% (1 Month LIBOR USD + 6.18%, 6.18% Cap), 12/25/2039, Series 2009-99, Class SC(3)(9)	29	2
1.81% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/25/2038, Series 2008-16, Class IS(3)(9)	28	2
1.84%, 03/25/2027, Series 1997-20, Class IB(4)(5)	0	0
1.84%, 03/25/2027, Series 1997-20, Class IO(4)(5)	1	0
1.84% (1 Month LIBOR USD + 6.23%, 6.23% Cap), 03/25/2038, Series 2008-10, Class XI(3)(9)	32	2
1.86% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 01/25/2040, Series 2009-112, Class ST(3)(9)	68	6
1.97% (1 Month LIBOR USD + 6.36%, 6.36% Cap), 12/25/2037, Series 2007-108, Class SA(3)(5)(9)	3	0
1.97% (1 Month LIBOR USD + 7.47%, 7.47% Cap), 08/25/2033, Series 2003-71, Class DS(3)(9)	54	47
2.01% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 07/25/2037, Series 2007-72, Class EK(3)(9)	205	18
2.01% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/25/2037, Series 2007-109, Class AI(3)(9)	98	6
2.01% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/25/2040, Series 2010-42, Class S(3)(9)	34	2
2.02% (30-day Average SOFR + 5.95%, 5.95% Cap), 08/25/2052, Series 2022-51, Class PS(3)(9)	11,137	759
2.03% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 04/25/2040, Series 2010-35, Class SB(3)(9)	48	3
2.05% (1 Month LIBOR USD + 6.44%, 6.44% Cap), 03/25/2037, Series 2007-14, Class ES(3)(9)	108	9
2.06% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 10/25/2037, Series 2007-100, Class SM(3)(9)	70	7
2.06% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 12/25/2037, Series 2007-112, Class SA(3)(9)	112	12
2.07% (1 Month LIBOR USD + 6.46%, 6.46% Cap), 10/25/2037, Series 2007-91, Class ES(3)(9)	118	10
2.11% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 08/25/2036, Series 2007-7, Class SG(3)(9)	93	12
2.13% (1 Month LIBOR USD + 6.52%, 6.52% Cap), 07/25/2036, Series 2006-58, Class IG(3)(9)	17	1
2.14% (1 Month LIBOR USD + 6.53%, 6.53% Cap), 01/25/2041, Series 2010-147, Class SA(3)(9)	347	39
2.15% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 09/25/2037, Series 2007-88, Class VI(3)(9)	109	10
2.16% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 02/25/2039, Series 2009-6, Class GS(3)(9)	55	5
2.19% (1 Month LIBOR USD + 6.58%, 6.58% Cap), 06/25/2036, Series 2006-53, Class US(3)(9)	66	6
2.23% (1 Month LIBOR USD + 6.62%, 6.62% Cap), 07/25/2037, Series 2007-65, Class KI(3)(9)	68	6
2.26% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 12/25/2036, Series 2006-117, Class GS(3)(9)	63	4
2.26% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 03/25/2039, Series 2009-17, Class QS(3)(9)	18	1
2.27% (1 Month LIBOR USD + 10.17%, 10.17% Cap), 08/25/2033, Series 2003-74, Class SH(3)(9)	8	7
2.31% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 03/25/2036, Series 2006-8, Class WN(3)(9)	349	33
2.32% (1 Month LIBOR USD + 6.71%, 6.71% Cap), 07/25/2035, Series 2005-56, Class S(3)(9)	31	2
2.46% (1 Month LIBOR USD + 6.85%, 6.85% Cap), 04/25/2038, Series 2008-32, Class SA(3)(9)	15	1
2.50%, 12/25/2042, Series 2012-134, Class ZC	6,777	5,131
2.50%, 02/25/2051, Series 2021-3, Class JI	11,937	1,592
2.51% (1 Month LIBOR USD + 6.90%, 6.90% Cap), 04/25/2038, Series 2008-27, Class SN(3)(9)	34	4
2.60% (1 Month LIBOR USD + 6.99%, 6.99% Cap), 03/25/2038, Series 2008-20, Class SA(3)(9)	40	4
2.76% (1 Month LIBOR USD + 7.15%, 7.15% Cap), 07/25/2037, Series 2007-60, Class AX(3)(9)	326	42
2.81% (1 Month LIBOR USD + 7.20%, 7.20% Cap), 07/25/2038, Series 2008-53, Class CI(3)(9)	24	2
3.00%, 12/25/2028, Series 2013-118, Class YL	1,238	1,148
3.00%, 10/25/2033, Series 2013-100, Class WB	791	742
3.00%, 02/25/2043, Series 2013-81, Class TA	464	445
3.00%, 01/25/2046, Series 2016-38, Class NA	1,124	1,020
3.00%, 02/25/2047, Series 2017-51, Class CP	1,145	1,037
3.04% (1 Month LIBOR USD + 17.67%, 17.67% Cap), 04/25/2040, Series 2010-35, Class SJ(3)(9)	66	62
3.21% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 07/25/2028, Series 2008-55, Class S(3)(9)	85	4
3.21% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 11/25/2033, Series 2003-116, Class SB(3)(9)	52	4
3.40%, 12/25/2039, Series 2009-103, Class MB(4)	79	79
3.45% (1 Month LIBOR USD + 13.75%, 13.75% Cap), 07/25/2033, Series 2003-64, Class SX(3)(9)	10	9
3.46% (1 Year LIBOR USD + 14.86%, 14.86% Cap), 09/25/2023, Series 1993-165, Class SD(3)(5)(9)	0	0
3.50%, 04/25/2031, Series 2011-31, Class DB	387	371
3.50%, 09/25/2033, Series 2013-90, Class DL	1,500	1,423
3.50%, 03/25/2042, Series 2013-136, Class QB	599	556
3.50%, 02/25/2043, Series 2013-4, Class AJ	160	148
3.50%, 11/25/2057, Series 2019-7, Class CA	3,374	3,186
3.56% (1 Month LIBOR USD + 25.50%, 25.50% Cap), 06/25/2035, Series 2005-59, Class SU(3)(9)	15	14
3.64% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A2(3)	127	125
3.88% (1 Month LIBOR USD + 12.66%, 12.66% Cap), 03/25/2040, Series 2010-49, Class SC(3)(9)	105	101
4.00%, 04/25/2033, Series 2003-22, Class UD	103	99
4.00%, 05/25/2033, Series 2003-42, Class GB	7	7
4.00%, 04/25/2041, Series 2014-21, Class KW	1,285	1,241
4.08% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A1(3)	28	27
4.43% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 05/25/2034, Series 2004-46, Class SK(3)(9)	5	5
4.50%, 07/25/2023, Series 2008-61, Class BH	1	1

4.50%, 10/25/2036, Series 2009-19, Class PW	85	83
4.50%, 02/25/2039, Series 2009-4, Class BD	2	1
4.50%, 04/25/2042, Series 2014-11, Class VB	1,500	1,463
4.55% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 06/27/2036, Series 2007-101, Class A2(3)	219	216
4.62% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 12/25/2023, Series 1993-230, Class FA(3)(5)	0	0
4.64% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 04/25/2036, Series 2006-23, Class FK(3)	55	54
4.64% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap), 02/25/2037, Series 2007-10, Class FD(3)	30	30
4.68% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 7.50% Cap), 07/25/2036, Series 2006-56, Class FC(3)	151	149
4.69% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.75% Cap), 05/25/2037, Series 2007-43, Class FL(3)	22	21
4.71% (1 Month LIBOR USD + 9.10%, 9.10% Cap), 07/25/2030, Series 2000-20, Class SA(3)(5)(9)	3	0
4.74% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.75% Cap), 04/25/2035, Series 2005-25, Class PF(3)	54	53
4.74% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap), 08/25/2036, Series 2006-79, Class DF(3)	57	56
4.76% (1 Month LIBOR USD + 0.37%, 0.37% Floor, 7.50% Cap), 07/25/2037, Series 2007-64, Class FB(3)	32	32
4.79% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 03/25/2034, Series 2004-28, Class PF(3)	29	29
4.79% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 05/25/2034, Series 2004-36, Class FA(3)	110	108
4.79% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2036, Series 2006-46, Class FW(3)	17	17
4.79% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2037, Series 2007-54, Class FA(3)	101	99
4.84% (1 Month LIBOR USD + 0.45%, 6.50% Cap), 06/25/2037, Series 2007-98, Class FB(3)	12	12
4.84% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2042, Series 2012-99, Class FA(3)	156	152
4.85% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 7.00% Cap), 07/25/2036, Series 2006-58, Class FL(3)	16	16
4.89% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/25/2037, Series 2007-77, Class FG(3)	30	30
4.89% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 07/25/2037, Series 2007-97, Class FC(3)	18	18
4.89% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/25/2041, Series 2011-149, Class EF(3)	18	18
4.89% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 11/25/2041, Series 2011-149, Class MF(3)	79	79
4.89% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-101, Class FC(3)	69	67
4.89% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-97, Class FB(3)	506	492
4.89% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 10/25/2042, Series 2012-108, Class F(3)	201	196
4.94% (1 Month LIBOR USD + 11.52%, 11.52% Cap), 01/25/2034, Series 2003-130, Class SX(3)(9)	1	1
4.94% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2041, Series 2011-75, Class FA(3)	50	50
4.98% (1 Month LIBOR USD + 18.15%, 18.15% Cap), 08/25/2033, Series 2005-56, Class TP(3)(9)	8	7
4.99% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 04/25/2040, Series 2010-40, Class FJ(3)	17	16
4.99% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 05/25/2040, Series 2010-43, Class FD(3)	32	32
5.00%, 11/25/2024, Series 2004-81, Class JG	23	23
5.00%, 03/25/2029, Series 2009-11, Class NB	43	42
5.00%, 11/25/2032, Series 2002-71, Class AP	4	4
5.00%, 03/25/2033, Series 2003-14, Class TI(5)	7	0
5.00%, 03/25/2037, Series 2009-63, Class P	2	2
5.00%, 07/25/2038, Series 2008-56, Class AC	18	17
5.00%, 07/25/2038, Series 2008-60, Class JC	25	24
5.00%, 07/25/2039, Series 2009-52, Class PI	40	7
5.00%, 08/25/2039, Series 2009-59, Class HB	159	158
5.00%, 09/25/2039, Series 2009-65, Class MT	34	34
5.00%, 06/25/2040, Series 2010-64, Class DM	230	230
5.00%, 09/25/2040, Series 2010-102, Class PN	154	154
5.14% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.00% Cap), 01/25/2034, Series 2004-87, Class F(3)	62	62
5.14% (1 Month LIBOR USD + 0.75%, 6.50% Cap), 03/25/2037, Series 2007-16, Class FC(3)	19	19
5.18% (1 Month LIBOR USD + 16.15%, 16.15% Cap), 09/25/2037, Series 2007-85, Class SL(3)(9)	6	5
5.19% (1 Month LIBOR USD + 12.50%, 12.50% Cap), 09/25/2033, Series 2003-91, Class SD(3)(9)	8	8
5.19% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 8.00% Cap), 11/25/2032, Series 2004-61, Class FH(3)	135	135
5.22% (1 Month LIBOR USD + 14.00%, 14.00% Cap), 03/25/2038, Series 2008-18, Class SP(3)(9)	15	13
5.27% (1 Month LIBOR USD + 0.88%, 0.88% Floor, 9.50% Cap), 08/25/2023, Series G93-27, Class FD(3)(5)	0	0
5.29% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 6.75% Cap), 03/25/2038, Series 2008-18, Class FA(3)	23	23
5.39% (1 Month LIBOR USD + 1.00%, 1.00% Floor, 9.50% Cap), 12/25/2023, Series 1993-247, Class FE(3)(5)	0	0
5.46% (1 Month LIBOR USD + 14.24%, 14.24% Cap), 07/25/2034, Series 2004-51, Class SY(3)(9)	7	7
5.50%, 03/25/2023, Series 2003-17, Class EQ	1	1
5.50%, 04/25/2023, Series 1993-58, Class H(5)	0	0
5.50%, 04/25/2023, Series 2003-23, Class EQ	2	2
5.50%, 05/25/2023, Series 2003-39, Class LW	1	1
5.50%, 07/25/2024, Series 2004-53, Class NC(5)	0	0
5.50%, 08/25/2024, Series 2004-65, Class EY	11	11
5.50%, 08/25/2025, Series 2005-67, Class EY	28	27
5.50%, 01/25/2026, Series 2005-121, Class DX	13	13
5.50%, 04/18/2029, Series 1999-18, Class Z	2	2
5.50%, 12/25/2032, Series 2002-78, Class Z	59	59
5.50%, 08/25/2033, Series 2003-72, Class IE	105	17
5.50%, 08/25/2033, Series 2003-73, Class HC	48	48
5.50%, 10/25/2033, Series 2003-105, Class AZ	374	380
5.50%, 04/25/2034, Series 2004-17, Class H	117	118
5.50%, 07/25/2034, Series 2004-50, Class VZ	193	194
5.50%, 08/25/2035, Series 2005-68, Class PG	44	44
5.50%, 08/25/2035, Series 2005-73, Class ZB	352	355

5.50%, 12/25/2035, Series 2006-46, Class UC	10	10
5.50%, 12/25/2035, Series 2005-110, Class GL	244	247
5.50%, 01/25/2036, Series 2006-39, Class WC	4	4
5.50%, 03/25/2036, Series 2006-16, Class HZ	21	21
5.50%, 03/25/2036, Series 2006-12, Class BZ	99	100
5.50%, 03/25/2036, Series 2006-8, Class JZ	123	125
5.50%, 01/25/2037, Series 2006-128, Class BP	6	6
5.50%, 07/25/2037, Series 2007-70, Class Z	74	74
5.50%, 08/25/2037, Series 2007-76, Class AZ	18	18
5.50%, 07/25/2038, Series 2011-47, Class ZA	89	89
5.50%, 10/25/2039, Series 2009-86, Class IP	93	18
5.50%, 06/25/2040, Series 2010-58, Class MB	420	421
5.50%, 07/25/2040, Series 2010-71, Class HJ	137	139
5.50%, 10/25/2040, Series 2010-111, Class AM	449	456
5.50%, 07/25/2051, Series 2011-58, Class WA(4)	19	19
5.53% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 07/25/2037, Series 2007-62, Class SE(3)(9)	14	14
5.73% (1 Month LIBOR USD + 16.70%, 16.70% Cap), 08/25/2035, Series 2005-73, Class PS(3)(9)	16	16
5.75%, 06/25/2033, Series 2003-47, Class PE	33	34
5.75%, 07/25/2035, Series 2005-66, Class ZH	992	998
5.75%, 10/25/2035, Series 2005-84, Class XM	34	34
5.88%, 02/25/2051, Series 2011-2, Class WA(4)	44	44
5.90% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/25/2035, Series 2005-72, Class SB(3)(9)	12	12
5.90% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 10/25/2035, Series 2005-90, Class ES(3)(9)	16	16
6.00% (1 Month LIBOR USD + 28.70%, 6.00% Cap), 04/25/2023, Series G93-17, Class SI(3)(5)(9)	0	0
6.00%, 07/25/2023, Series 1993-136, Class ZB(4)	1	1
6.00%, 07/18/2028, Series 1998-36, Class ZB	3	3
6.00%, 12/25/2028, Series 1998-66, Class C(5)	0	0
6.00%, 07/25/2031, Series 2001-33, Class ID	14	2
6.00%, 11/25/2031, Series 2001-60, Class PX	24	25
6.00%, 04/25/2032, Series 2002-15, Class ZA	64	64
6.00%, 11/25/2032, Series 2011-39, Class ZA	183	187
6.00%, 05/25/2033, Series 2003-39, Class IO(4)	4	1
6.00%, 05/25/2033, Series 2003-34, Class AX	16	16
6.00%, 05/25/2033, Series 2003-34, Class GE	45	46
6.00%, 05/25/2033, Series 2003-34, Class ED	79	81
6.00%, 12/25/2035, Series 2005-109, Class PC	5	5
6.00%, 07/25/2036, Series 2006-71, Class ZL	199	204
6.00%, 03/25/2037, Series 2007-18, Class MZ	138	138
6.00%, 05/25/2037, Series 2007-42, Class B	63	64
6.00%, 08/25/2037, Series 2007-78, Class CB	8	8
6.00%, 08/25/2037, Series 2007-78, Class PE	19	20
6.00%, 08/25/2037, Series 2007-76, Class ZG	20	20
6.00%, 08/25/2037, Series 2007-81, Class GE	29	29
6.00%, 08/25/2039, Series 2009-60, Class HT	196	201
6.03%, 09/25/2039, Series 2009-69, Class WA(4)	61	62
6.03% (1 Month LIBOR USD + 17.00%, 17.00% Cap), 05/25/2035, Series 2005-42, Class PS(3)(9)	2	2
6.16%, 03/25/2040, Series 2010-16, Class WB(4)	120	123
6.22%, 02/25/2040, Series 2010-1, Class WA(4)	27	28
6.24%, 10/25/2037, Series 2007-106, Class A7(4)	23	24
6.26% (1 Year LIBOR USD + 29.75%, 29.75% Cap), 10/25/2023, Series 1993-179, Class SB(3)(5)(9)	0	0
6.30%, 12/25/2039, Series 2009-99, Class WA(4)	164	168
6.35%, 04/25/2029, Series 1999-17, Class C	2	2
6.40% (1 Month LIBOR USD + 17.38%, 17.38% Cap), 07/25/2035, Series 2005-66, Class SG(3)(9)	16	17
6.44% (1 Month LIBOR USD + 14.48%, 14.48% Cap), 12/25/2032, Series 2002-77, Class S(3)(9)	4	4
6.44%, 03/25/2040, Series 2010-16, Class WA(4)	112	114
6.45% (1 Month LIBOR USD + 24.00%, 24.00% Cap), 05/25/2034, Series 2004-46, Class QB(3)(9)	10	10
6.50%, 02/25/2023, Series G93-5, Class Z(5)	0	0
6.50%, 03/25/2023, Series G93-14, Class J(5)	0	0
6.50%, 07/25/2023, Series 1993-122, Class M(5)	0	0
6.50%, 09/25/2023, Series 1993-178, Class PK(5)	0	0
6.50%, 10/25/2023, Series 1993-189, Class PL	1	1
6.50%, 10/25/2023, Series 1993-183, Class KA	2	2
6.50%, 11/25/2023, Series 1995-19, Class Z	1	1
6.50%, 12/25/2023, Series 1993-225, Class UB(5)	0	0
6.50%, 03/25/2024, Series 1994-37, Class L	1	1
6.50%, 03/25/2024, Series 1994-40, Class Z	8	8
6.50%, 04/25/2027, Series 1997-32, Class PG	6	6
6.50%, 07/18/2027, Series 1997-42, Class ZC(5)	0	0
6.50%, 09/25/2031, Series 2001-49, Class Z	4	4
6.50%, 10/25/2031, Series 2001-52, Class KB	3	3
6.50%, 04/25/2032, Series 2002-21, Class PE	11	11

6.50%, 05/25/2032, Series 2002-28, Class PK	23	23
6.50%, 06/25/2032, Series 2002-37, Class Z	10	11
6.50%, 07/25/2032, Series 2006-130, Class GI	39	4
6.50%, 08/25/2032, Series 2002-48, Class GH	28	29
6.50%, 02/25/2033, Series 2003-9, Class NZ	10	10
6.50%, 05/25/2033, Series 2003-33, Class IA	42	8
6.50%, 07/25/2036, Series 2006-63, Class ZH	101	106
6.50%, 07/25/2036, Series 2011-19, Class ZY	134	140
6.50%, 08/25/2036, Series 2006-78, Class BZ	10	11
6.50%, 08/25/2036, Series 2006-77, Class PC	48	49
6.50%, 09/25/2036, Series 2006-85, Class MZ	4	4
6.50%, 06/25/2037, Series 2007-92, Class YA	11	11
6.50%, 12/25/2037, Series 2007-112, Class MJ	75	78
6.50%, 06/25/2042, Series 2002-90, Class A1	36	38
6.65% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 09/25/2035, Series 2005-75, Class SV(3)(9)	3	3
6.82% (1 Month LIBOR USD + 15.50%, 15.50% Cap), 11/25/2031, Series 2004-74, Class SW(3)(9)	8	8
6.88%, 08/25/2023, Series 2002-83, Class CS	1	1
7.00%, 02/25/2023, Series 1997-61, Class ZC(5)	0	0
7.00%, 03/25/2023, Series 1993-37, Class PX(5)	0	0
7.00%, 04/25/2023, Series 1993-54, Class Z(5)	0	0
7.00%, 05/25/2023, Series 1993-56, Class PZ	2	2
7.00%, 07/25/2023, Series 2002-1, Class G	1	1
7.00%, 07/25/2023, Series 1993-99, Class Z	1	1
7.00% (10 Year CMT Index + 10.75%, 10.00% Cap), 08/25/2023, Series 1996-14, Class SE(3)(5)(9)	1	0
7.00%, 08/25/2023, Series 1993-141, Class Z	2	2
7.00%, 04/25/2024, Series 1994-63, Class PK	5	5
7.00%, 04/25/2024, Series 1994-62, Class PK	12	12
7.00%, 11/25/2026, Series 1996-48, Class Z	4	4
7.00%, 12/18/2027, Series 1997-81, Class PI(5)	2	0
7.00%, 03/25/2031, Series 2001-7, Class PF	3	3
7.00%, 07/25/2031, Series 2001-30, Class PM	8	8
7.00%, 08/25/2031, Series 2001-36, Class DE	14	15
7.00%, 09/25/2031, Series 2001-44, Class PU	3	3
7.00%, 09/25/2031, Series 2001-44, Class PD	3	3
7.00%, 09/25/2031, Series 2001-44, Class MY	19	20
7.00%, 11/25/2031, Series 2001-61, Class Z	29	30
7.00%, 05/25/2033, Series 2007-97, Class KI	75	7
7.00%, 07/25/2039, Series 2009-47, Class MT	1	1
7.00%, 11/25/2041, Series 2011-118, Class LB	434	462
7.00%, 11/25/2041, Series 2011-118, Class NT	452	477
7.00%, 11/25/2041, Series 2011-118, Class MT	524	556
7.23% (1 Year LIBOR USD + 31.01%, 31.01% Cap), 12/25/2023, Series 1993-247, Class SA(3)(5)(9)	0	0
7.25% (1 Month LIBOR USD + 17.47%, 17.47% Cap), 12/25/2031, Series 2001-72, Class SX(3)(9)	1	1
7.42% (1 Month LIBOR USD + 16.20%, 16.20% Cap), 01/25/2034, Series 2003-131, Class SK(3)(9)	1	1
7.46% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 04/25/2034, Series 2004-25, Class SA(3)(9)	20	20
7.46% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 05/25/2034, Series 2004-36, Class SA(3)(9)	47	48
7.50%, 03/25/2023, Series 1993-25, Class J(5)	0	0
7.50%, 04/18/2027, Series 1997-27, Class J	2	2
7.50%, 04/20/2027, Series 1997-29, Class J	3	3
7.50%, 05/20/2027, Series 1997-39, Class PD	8	8
7.50%, 12/18/2029, Series 1999-62, Class PB	3	3
7.50%, 02/25/2030, Series 2000-2, Class ZE	15	16
7.53% (1 Month LIBOR USD + 20.70%, 20.70% Cap), 04/25/2038, Series 2008-28, Class QS(3)(9)	14	15
7.58% (1 Year LIBOR USD + 12.95%, 4.00% Floor, 12.95% Cap), 12/25/2023, Series 1993-247, Class SU(3)(5)(9)	0	0
7.70%, 03/25/2023, Series 1993-21, Class KA(5)	0	0
7.92% (1 Month LIBOR USD + 24.02%, 24.02% Cap), 08/25/2037, Series 2007-79, Class SB(3)(9)	28	30
7.95% (1 Month LIBOR USD + 20.02%, 20.02% Cap), 05/25/2035, Series 2005-74, Class CS(3)(9)	29	28
8.01% (1 Year LIBOR USD + 20.53%, 20.53% Cap), 04/25/2023, Series 1993-62, Class SA(3)(5)(9)	0	0
8.04% (1 Month LIBOR USD + 22.67%, 22.67% Cap), 04/25/2037, Series 2007-29, Class SG(3)(9)	21	23
8.06% (1 Month LIBOR USD + 20.13%, 20.13% Cap), 05/25/2035, Series 2005-74, Class SK(3)(9)	20	19
8.11% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 06/25/2036, Series 2006-46, Class SW(3)(9)	3	3
8.47% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 11/25/2035, Series 2005-106, Class US(3)(9)	72	75
8.47% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 03/25/2036, Series 2006-11, Class PS(3)(9)	9	11
8.50%, 01/25/2025, Series 1995-2, Class Z(5)	0	0
8.50%, 01/25/2031, Series 2000-52, Class IO(5)	1	0
8.50% (1 Month LIBOR USD + 51.00%, 8.50% Cap), 11/25/2032, Series 2004-61, Class SK(3)(9)	9	9
8.65% (1 Month LIBOR USD + 26.20%, 26.20% Cap), 10/25/2036, Series 2006-95, Class SG(3)(9)	11	12
8.66% (1 Month LIBOR USD + 24.75%, 24.75% Cap), 05/25/2035, Series 2005-74, Class CP(3)(9)	7	6
8.80%, 01/25/2025, Series G95-1, Class C	1	1
9.01% (1 Month LIBOR USD + 26.56%, 26.56% Cap), 12/25/2036, Series 2006-115, Class ES(3)(9)	2	2
9.14% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 12/25/2023, Series 2002-1, Class UD(3)(5)(9)	0	0

9.14% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 09/25/2031, Series 2001-60, Class QS(3)(9)	11	11
9.78% (1 Month LIBOR USD + 22.95%, 22.95% Cap), 10/25/2031, Series 2003-52, Class SX(3)(9)	6	7
10.00% (1 Month LIBOR USD + 54.00%, 10.00% Cap), 03/25/2032, Series 2002-13, Class ST(3)(5)(9)	0	0
10.40% (1 Month LIBOR USD + 30.15%, 30.15% Cap), 05/25/2036, Series 2006-33, Class LS(3)(9)	9	11
10.50% (1 Year LIBOR USD + 63.39%, 10.50% Cap), 10/25/2023, Series 1993-179, Class SC(3)(5)(9)	0	0
10.92% (1 Month LIBOR USD + 25.19%, 25.19% Cap), 02/25/2032, Series 2002-1, Class SA(3)(9)	2	3
11.09% (1 Month LIBOR USD + 23.38%, 23.38% Cap), 10/25/2023, Series 1999-52, Class NS(3)(5)(9)	0	0
11.25% (1 Month LIBOR USD + 28.80%, 28.80% Cap), 07/25/2036, Series 2006-60, Class AK(3)(9)	10	10
11.31% (1 Month LIBOR USD + 33.25%, 33.25% Cap), 10/25/2026, Series 2006-94, Class GK(3)(9)	5	5
12.50% (1 Month LIBOR USD + 77.31%, 12.50% Cap), 09/25/2023, Series 1993-165, Class SK(3)(5)(9)	0	0
12.67% (1 Month LIBOR USD + 39.00%, 39.00% Cap), 02/25/2037, Series 2007-1, Class SD(3)(9)	8	13
13.32% (7 Year CMT Index + 22.30%, 21.83% Cap), 04/25/2023, Series 1998-43, Class SA(3)(5)(9)	0	0
13.57% (1 Month LIBOR USD + 39.90%, 39.90% Cap), 07/25/2036, Series 2006-62, Class PS(3)(9)	7	8
15.50% (1 Month LIBOR USD + 58.37%, 15.50% Cap), 02/25/2023, Series 1993-27, Class SA(3)(5)(9)	0	0
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042, Series 2003-W2, Class 2A9	35	35
6.50%, 07/25/2042, Series 2003-W2, Class 1A1	61	62
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042, Series 2003-W6, Class 2A4	210	207
6.50%, 09/25/2042, Series 2003-W6, Class 3A	76	78
Fannie Mae Trust 2003-W8
4.79% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 05/25/2042, Series 2003-W8, Class 3F1(3)	19	18
7.00%, 10/25/2042, Series 2003-W8, Class 2A	82	84
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033, Series 2004-W1, Class 2A2	136	142
Fannie Mae Trust 2004-W15
4.64% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 08/25/2044, Series 2004-W15, Class 2AF(3)	67	66
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044, Series 2004-W2, Class 2A2	23	24
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044, Series 2004-W8, Class 3A	21	22
Fannie Mae Trust 2005-W3
4.61% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 03/25/2045, Series 2005-W3, Class 2AF(3)	566	560
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045, Series 2005-W4, Class 1A1	31	32
Fannie Mae Trust 2006-W2
2.96%, 11/25/2045, Series 2006-W2, Class 2A(4)	84	83
4.61% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 02/25/2046, Series 2006-W2, Class 1AF1(3)	259	255
Fannie Mae Whole Loan
4.65% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 9.50% Cap), 11/25/2046, Series 2007-W1, Class 1AF1(3)	573	567
Fannie Mae-Aces
0.67%, 10/25/2030, Series 2020-M50, Class A1	1,666	1,535
0.75%, 09/25/2028, Series 2020-M39, Class 1A1	17,590	16,216
1.00%, 11/25/2033, Series 2021-M3, Class 1A1	2,621	2,465
1.20%, 10/25/2030, Series 2020-M50, Class A2	1,055	905
1.59%, 11/25/2028, Series 2020-M38, Class 2A1	1,985	1,744
1.71%, 11/25/2031, Series 2022-M3, Class A2(4)	13,600	10,700
1.89%, 10/25/2030, Series 2020-M50, Class X1(4)	16,466	1,216
1.94%, 11/25/2033, Series 2021-M3, Class X1(4)	27,801	2,484
1.98%, 11/25/2028, Series 2020-M38, Class X2(4)	11,615	1,041
1.98%, 07/25/2030, Series 2020-M39, Class X1(4)	109,455	9,247
2.39%, 01/25/2023, Series 2013-M9, Class A2(4)	36	35
2.47%, 12/25/2026, Series 2017-M3, Class A2(4)	1,146	1,057
2.53%, 09/25/2024, Series 2015-M1, Class A2	934	895
2.55%, 12/25/2026, Series 2017-M4, Class A2(4)	6,611	6,107
2.59%, 12/25/2024, Series 2015-M7, Class A2	1,084	1,036
2.90%, 01/25/2025, Series 2015-M8, Class A2(4)	1,747	1,675
2.96%, 02/25/2027, Series 2017-M7, Class A2(4)	3,181	2,990
2.98%, 08/25/2029, Series 2017-M11, Class A2	2,200	2,001
3.02%, 08/25/2024, Series 2014-M13, Class A2(4)	645	624
3.06%, 03/25/2028, Series 2018-M4, Class A2(4)	3,487	3,246
3.06%, 05/25/2027, Series 2017-M8, Class A2(4)	4,561	4,291
3.06%, 06/25/2027, Series 2017-M12, Class A2(4)	3,811	3,574
3.07%, 02/25/2030, Series 2018-M3, Class A2(4)	2,455	2,258
3.09%, 04/25/2027, Series 2015-M10, Class A2(4)	4,605	4,354
3.10%, 04/25/2029, Series 2017-M5, Class A2(4)	3,709	3,428
3.30%, 06/25/2028, Series 2018-M8, Class A2(4)	4,688	4,453
3.36%, 07/25/2028, Series 2018-M10, Class A2(4)	6,977	6,643
3.36%, 07/25/2028, Series 2018-M10, Class A1(4)	682	673
3.50%, 01/25/2024, Series 2014-M3, Class A2(4)	3,058	3,002
3.51%, 12/25/2023, Series 2014-M2, Class A2(4)	788	775

3.55%, 09/25/2028, Series 2019-M1, Class A2(4)	6,572	6,309
3.63%, 08/25/2030, Series 2018-M12, Class A2(4)	5,611	5,298
FHLMC-Ginnie Mae
6.25%, 11/25/2023, Series 24, Class ZE(5)	0	0
7.00%, 03/25/2023, Series 8, Class ZA(5)	0	0
7.50%, 04/25/2024, Series 29, Class L	3	3
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035, Series 2005-FA8, Class 1A19	52	27
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2024, Series 2006-FA6, Class 3A1(5)	1	0
First Horizon Alternative Mortgage Securities Trust 2007-FA4
1.26% (1 Month LIBOR USD + 5.65%, 5.65% Cap), 08/25/2037, Series 2007-FA4, Class 1A2(3)(9)	544	52
FN
3.90%, 09/01/2031	12,350	12,109
Freddie Mac Gold Pool
2.00%, 01/01/2032	2,518	2,293
2.50%, 06/01/2028	311	296
2.50%, 03/01/2030	591	555
2.50%, 07/01/2030	1,532	1,438
2.50%, 07/01/2031	1,372	1,284
2.50%, 08/01/2031	716	670
2.50%, 11/01/2046	1,283	1,107
3.00%, 07/01/2028	537	515
3.00%, 08/01/2028	322	310
3.00%, 09/01/2028	1,149	1,103
3.00%, 10/01/2028	474	455
3.00%, 05/01/2029	462	445
3.00%, 09/01/2031	503	481
3.00%, 02/01/2032	2,748	2,632
3.00%, 07/01/2035	3,534	3,285
3.00%, 09/01/2036	1,372	1,274
3.00%, 08/01/2042	702	639
3.00%, 10/01/2042	1,893	1,724
3.00%, 11/01/2042	3,291	2,998
3.00%, 02/01/2043	163	149
3.00%, 03/01/2043	1,126	1,025
3.00%, 03/01/2043	2,241	2,041
3.00%, 04/01/2043	41	37
3.00%, 04/01/2043	6,583	5,997
3.00%, 06/01/2043	19	17
3.00%, 07/01/2043	12	11
3.00%, 07/01/2043	133	121
3.00%, 08/01/2043	263	240
3.00%, 08/01/2043	2,973	2,709
3.00%, 05/01/2045	450	409
3.00%, 05/01/2045	1,383	1,247
3.00%, 06/01/2045	270	245
3.00%, 10/01/2045	2,095	1,908
3.00%, 10/01/2046	3,523	3,156
3.00%, 10/01/2046	10,674	9,609
3.00%, 01/01/2047	858	767
3.00%, 02/01/2047	4,818	4,311
3.00%, 03/01/2047	618	553
3.00%, 05/01/2047	7,591	6,809
3.50%, 01/01/2032	221	214
3.50%, 03/01/2032	86	83
3.50%, 02/01/2033	111	105
3.50%, 05/01/2033	99	93
3.50%, 05/01/2033	354	334
3.50%, 01/01/2034	3,134	3,039
3.50%, 04/01/2037	3,473	3,324
3.50%, 11/01/2037	960	912
3.50%, 05/01/2042	361	338
3.50%, 06/01/2042	154	144
3.50%, 06/01/2042	1,030	963
3.50%, 08/01/2042	247	232
3.50%, 09/01/2042	1,465	1,373
3.50%, 09/01/2042	2,040	1,912
3.50%, 10/01/2042	1,056	989
3.50%, 10/01/2042	5,427	5,085
3.50%, 11/01/2042	79	74

3.50%, 11/01/2042	462	433
3.50%, 11/01/2042	1,266	1,186
3.50%, 12/01/2042	1,297	1,215
3.50%, 01/01/2043	3,248	3,042
3.50%, 03/01/2043	288	270
3.50%, 05/01/2043	104	97
3.50%, 06/01/2043	324	303
3.50%, 06/01/2043	650	608
3.50%, 07/01/2043	220	206
3.50%, 10/01/2043	91	85
3.50%, 05/01/2044	7,645	7,160
3.50%, 01/01/2045	6,177	5,788
3.50%, 06/01/2045	576	538
3.50%, 12/01/2045	1,513	1,407
3.50%, 01/01/2046	3,593	3,344
3.50%, 05/01/2046	942	876
3.50%, 07/01/2046	1,538	1,429
3.50%, 08/01/2046	3,417	3,178
3.50%, 12/01/2046	3,071	2,853
3.50%, 01/01/2047	1,188	1,106
3.50%, 07/01/2047	17,392	16,205
3.50%, 10/01/2047	2,796	2,596
3.50%, 03/01/2048	2,127	1,966
4.00%, 09/01/2040	244	235
4.00%, 11/01/2040	14	14
4.00%, 11/01/2040	644	619
4.00%, 12/01/2040	191	184
4.00%, 12/01/2040	385	371
4.00%, 12/01/2040	459	441
4.00%, 12/01/2040	473	455
4.00%, 12/01/2040	532	512
4.00%, 01/01/2041	451	431
4.00%, 10/01/2041	1,687	1,622
4.00%, 11/01/2041	5	5
4.00%, 01/01/2042	70	67
4.00%, 05/01/2042	6	6
4.00%, 06/01/2042	805	772
4.00%, 10/01/2042	39	36
4.00%, 01/01/2043	107	103
4.00%, 09/01/2043	2,887	2,775
4.00%, 11/01/2043	30	29
4.00%, 11/01/2043	55	53
4.00%, 12/01/2043	84	80
4.00%, 12/01/2043	159	153
4.00%, 12/01/2043	528	506
4.00%, 01/01/2044	66	63
4.00%, 01/01/2044	172	165
4.00%, 03/01/2044	898	861
4.00%, 10/01/2044	2,822	2,706
4.00%, 01/01/2045	138	133
4.00%, 10/01/2045	182	175
4.00%, 10/01/2045	2,574	2,454
4.00%, 11/01/2045	3,826	3,673
4.00%, 01/01/2046	1,866	1,785
4.00%, 05/01/2046	95	91
4.00%, 06/01/2046	3,925	3,764
4.00%, 08/01/2046	928	889
4.00%, 01/01/2047	5,861	5,623
4.00%, 06/01/2047	1,399	1,338
4.50%, 11/01/2035	6	6
4.50%, 07/01/2039	82	82
4.50%, 10/01/2039	608	603
4.50%, 11/01/2039	683	678
4.50%, 11/01/2039	958	950
4.50%, 05/01/2040	348	346
4.50%, 08/01/2040	140	139
4.50%, 09/01/2040	114	113
4.50%, 09/01/2040	446	443
4.50%, 03/01/2041	90	90
4.50%, 05/01/2041	792	786
4.50%, 08/01/2041	224	222

4.50%, 12/01/2043	2,759	2,739
4.50%, 03/01/2044	209	205
4.50%, 05/01/2044	283	279
4.50%, 07/01/2044	22	22
4.50%, 07/01/2044	112	110
4.50%, 09/01/2044	692	680
4.50%, 09/01/2046	1,261	1,240
4.50%, 10/01/2046	1,025	1,009
4.50%, 11/01/2046	5,098	5,059
4.50%, 07/01/2047	486	477
4.50%, 07/01/2047	526	520
4.50%, 11/01/2047	351	345
5.00%, 01/01/2034	12	13
5.00%, 06/01/2034	32	32
5.00%, 09/01/2034	49	50
5.00%, 03/01/2035	12	12
5.00%, 08/01/2035	498	509
5.00%, 03/01/2036	1,171	1,197
5.00%, 07/01/2036	1	1
5.00%, 11/01/2036	31	32
5.00%, 03/01/2037	75	77
5.00%, 06/01/2037	88	90
5.00%, 08/01/2037	91	93
5.00%, 02/01/2038	114	116
5.00%, 03/01/2038	30	30
5.00%, 03/01/2038	104	107
5.00%, 03/01/2038	125	128
5.00%, 03/01/2038	130	133
5.00%, 04/01/2038	64	66
5.00%, 09/01/2038	14	15
5.00%, 09/01/2038	82	84
5.00%, 11/01/2038	1	1
5.00%, 11/01/2038	29	30
5.00%, 12/01/2038(5)	0	0
5.00%, 12/01/2038	98	100
5.00%, 02/01/2039	195	199
5.00%, 05/01/2039	5	5
5.00%, 10/01/2039	224	228
5.00%, 01/01/2040	53	54
5.00%, 03/01/2040	93	94
5.00%, 03/01/2040	862	874
5.00%, 08/01/2040	130	132
5.00%, 04/01/2041	452	459
5.00%, 06/01/2041	232	235
5.00%, 12/01/2047	1,458	1,448
5.00%, 02/01/2048	697	700
5.50%, 02/01/2024(5)	0	0
5.50%, 01/01/2033	17	17
5.50%, 10/01/2033	19	19
5.50%, 07/01/2035	43	44
5.50%, 01/01/2036	9	9
5.50%, 12/01/2036	17	18
5.50%, 05/01/2038	25	26
5.50%, 08/01/2038	33	34
5.50%, 01/01/2039	1,328	1,371
5.50%, 03/01/2040	12	12
5.50%, 05/01/2040	858	890
5.50%, 08/01/2040	343	356
6.00%, 10/01/2029	4	5
6.00%, 12/01/2033	9	9
6.00%, 01/01/2034	14	15
6.00%, 11/01/2036	6	6
6.00%, 12/01/2036	3	3
6.00%, 12/01/2036	8	8
6.50%, 01/01/2028	11	11
6.50%, 06/01/2029	5	5
6.50%, 08/01/2029	54	56
6.50%, 11/01/2034	4	4
6.50%, 01/01/2035	46	48
6.50%, 12/01/2035	10	10
6.50%, 12/01/2035	32	33

6.50%, 11/01/2036	9	10
6.50%, 11/01/2036	87	90
6.50%, 11/01/2036	89	91
6.50%, 12/01/2036	62	64
6.50%, 12/01/2036	132	137
6.50%, 01/01/2037	6	6
6.50%, 01/01/2037	6	6
6.50%, 02/01/2037	8	8
6.50%, 06/01/2037	5	5
6.50%, 11/01/2037	22	23
6.50%, 03/01/2038	27	29
7.00%, 04/01/2026(5)	0	0
7.00%, 12/01/2028	12	13
7.00%, 07/01/2029	1	1
7.00%, 01/01/2031	16	17
7.00%, 07/01/2032	2	2
7.00%, 08/01/2032	3	3
7.00%, 02/01/2037	4	4
7.50%, 08/01/2025(5)	0	0
7.50%, 01/01/2032	37	38
7.50%, 12/01/2036	113	116
7.50%, 01/01/2038	14	14
7.50%, 01/01/2038	38	40
7.50%, 09/01/2038	15	16
8.00%, 08/01/2024(5)	0	0
8.00%, 11/01/2024(5)	0	0
8.50%, 07/01/2028	1	1
10.00%, 10/01/2030	2	2
Freddie Mac Multifamily Structured Pass-Through Certificates
0.72%, 12/25/2030, Series K124, Class X1(4)	40,603	1,785
1.21%, 10/25/2030, Series K120, Class XAM(4)	31,375	2,364
1.35%, 03/25/2026, Series K055, Class X1(4)	25,800	897
1.35%, 01/25/2030, Series K106, Class X1(4)	134,424	9,994
1.57%, 05/25/2030, Series K111, Class X1(4)	28,065	2,491
1.64%, 01/25/2030, Series K107, Class A2	1,890	1,568
1.89%, 01/25/2032, Series K138, Class AM	4,300	3,460
2.40%, 03/25/2032, Series K142, Class A2	13,700	11,541
2.57%, 07/25/2026, Series K057, Class A2	10,075	9,442
2.81%, 09/25/2024, Series KJ14, Class A2	3,660	3,560
2.92%, 06/25/2032, Series K146, Class A2	9,700	8,525
3.08%, 01/25/2031, Series K152, Class A2	4,126	3,744
3.12%, 06/25/2027, Series K066, Class A2	4,263	4,032
3.19%, 09/25/2027, Series K069, Class A2(4)	11,650	11,028
3.19%, 07/25/2027, Series K067, Class A2	9,215	8,735
3.21%, 04/25/2028, Series W5FX, Class AFX(4)	3,315	3,087
3.22%, 03/25/2027, Series K064, Class A2	14,175	13,489
3.24%, 04/25/2027, Series K065, Class A2	7,030	6,688
3.24%, 08/25/2027, Series K068, Class A2	13,296	12,625
3.30%, 11/25/2027, Series K070, Class A2(4)	4,589	4,362
3.33%, 05/25/2027, Series K065, Class AM	1,779	1,689
3.35%, 11/25/2026, Series K061, Class A2(4)	14,450	13,828
3.51%, 03/25/2029, Series K091, Class A2	2,527	2,393
3.71%, 09/25/2032, Series K-150, Class A2(4)	11,105	10,406
3.80%, 10/25/2032, Series K-151, Class A2(4)	12,850	12,129
3.85%, 06/25/2028, Series K078, Class A2	7,875	7,648
3.90%, 10/25/2033, Series K158, Class A3(4)	6,500	6,049
Freddie Mac Multifamily WI Certificates Series WI-K153
3.82%, 01/25/2033, Series K153, Class A2	10,300	9,682
Freddie Mac Non Gold Pool
2.07% (1 Year LIBOR USD + 1.70%, 1.70% Floor, 11.06% Cap), 02/01/2037(3)	8	8
2.16% (1 Year LIBOR USD + 1.78%, 1.78% Floor, 10.73% Cap), 01/01/2037(3)	18	17
2.16% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 10.91% Cap), 04/01/2037(3)	2	1
2.34% (1 Year LIBOR USD + 1.90%, 1.90% Floor, 11.32% Cap), 02/01/2037(3)	14	14
2.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.91% Cap), 01/01/2035(3)	18	18
2.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.04% Cap), 01/01/2035(3)	58	59
2.54% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 10.84% Cap), 03/01/2036(3)	32	32
2.62% (1 Year LIBOR USD + 1.95%, 1.95% Floor, 11.15% Cap), 12/01/2036(3)	34	34
2.67% (1 Year LIBOR USD + 1.98%, 1.98% Floor, 10.62% Cap), 04/01/2037(3)	25	24
2.77% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 10.98% Cap), 05/01/2037(3)	27	26
2.83% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 9.13% Cap), 04/01/2034(3)	7	7
2.96% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 10.88% Cap), 05/01/2038(3)	4	4

3.01% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 11.05% Cap), 04/01/2038(3)	20	20
3.03% (1 Year LIBOR USD + 1.68%, 1.68% Floor, 10.09% Cap), 02/01/2036(3)	6	6
3.05% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.05% Cap), 11/01/2036(3)	11	11
3.05% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.33% Cap), 05/01/2033(3)	49	49
3.23% (1 Year LIBOR USD + 1.99%, 1.99% Floor, 10.89% Cap), 06/01/2036(3)	53	52
3.25% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.58% Cap), 05/01/2036(3)	10	11
3.25% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.66% Cap), 05/01/2036(3)	35	36
3.35% (1 Year LIBOR USD + 1.94%, 1.94% Floor, 10.95% Cap), 06/01/2036(3)	69	70
3.52% (1 Year LIBOR USD + 2.33%, 2.33% Floor, 10.91% Cap), 05/01/2036(3)	6	6
3.56% (1 Year LIBOR USD + 2.18%, 2.18% Floor, 11.04% Cap), 05/01/2037(3)	27	27
3.57% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.17% Cap), 09/01/2036(3)	53	53
3.67% (1 Year LIBOR USD + 2.47%, 2.47% Floor, 11.76% Cap), 03/01/2036(3)	11	11
3.68% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.33% Cap), 07/01/2036(3)	18	18
3.72% (1 Year CMT Index + 2.11%, 2.11% Floor, 12.38% Cap), 01/01/2027(3)	1	1
3.75% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.68% Cap), 11/01/2036(3)	15	15
3.78% (1 Year LIBOR USD + 1.84%, 1.84% Floor, 9.11% Cap), 07/01/2040(3)	16	17
3.80% (1 Year CMT Index + 2.26%, 2.25% Floor, 11.67% Cap), 04/01/2030(3)	1	1
3.83% (1 Year LIBOR USD + 1.58%, 1.58% Floor, 11.48% Cap), 12/01/2036(3)	59	58
3.85% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036(3)	12	12
3.88% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.13% Cap), 07/01/2026(3)	2	2
3.89% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 11.05% Cap), 11/01/2036(3)	24	24
3.91% (6 Month LIBOR USD + 2.12%, 2.12% Floor, 11.05% Cap), 05/01/2037(3)	2	2
3.92% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.29% Cap), 08/01/2035(3)	5	5
3.92% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.97% Cap), 12/01/2036(3)	100	100
3.94% (1 Year LIBOR USD + 1.69%, 1.69% Floor, 11.32% Cap), 12/01/2036(3)	4	4
3.95% (1 Year LIBOR USD + 2.40%, 2.41% Floor, 12.03% Cap), 03/01/2037(3)	3	3
3.97% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.87% Cap), 07/01/2036(3)	10	10
3.97% (6 Month LIBOR USD + 1.76%, 1.78% Floor, 12.89% Cap), 08/01/2036(3)	21	21
3.99% (1 Year LIBOR USD + 1.74%, 1.74% Floor, 11.49% Cap), 11/01/2036(3)	17	17
4.00% (6 Month LIBOR USD + 1.62%, 1.62% Floor, 12.60% Cap), 08/01/2036(3)	30	30
4.00% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037(3)	5	5
4.02% (6 Month LIBOR USD + 2.14%, 2.14% Floor, 12.14% Cap), 12/01/2035(3)	9	9
4.03% (1 Year LIBOR USD + 1.78%, 1.78% Floor, 11.32% Cap), 09/01/2036(3)	17	17
4.07% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.60% Cap), 09/01/2034(3)	48	49
4.12% (1 Year LIBOR USD + 1.87%, 1.87% Floor, 11.99% Cap), 07/01/2037(3)	3	2
4.13% (6 Month LIBOR USD + 1.78%, 1.78% Floor, 12.49% Cap), 07/01/2036(3)	23	23
4.14% (6 Month LIBOR USD + 1.70%, 1.70% Floor, 12.39% Cap), 10/01/2036(3)	24	24
4.18% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.08% Cap), 02/01/2036(3)	21	22
4.28% (6 Month LIBOR USD + 1.84%, 1.85% Floor, 12.19% Cap), 03/01/2037(3)	32	32
4.30% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.40% Cap), 11/01/2036(3)	39	40
4.31% (6 Month LIBOR USD + 2.11%, 2.11% Floor, 12.44% Cap), 02/01/2037(3)	25	25
4.32% (6 Month LIBOR USD + 1.76%, 1.76% Floor, 12.99% Cap), 10/01/2036(3)	52	53
4.36% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033(3)	12	12
4.38% (1 Year LIBOR USD + 2.13%, 2.13% Floor, 10.93% Cap), 12/01/2036(3)	1	1
4.42% (6 Month LIBOR USD + 1.67%, 1.67% Floor, 10.42% Cap), 01/01/2037(3)	5	5
4.45% (1 Year LIBOR USD + 2.20%, 2.20% Floor, 10.78% Cap), 10/01/2036(3)	21	21
4.47% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.11% Cap), 09/01/2032(3)	2	2
4.48% (1 Year CMT Index + 2.36%, 2.36% Floor, 11.29% Cap), 10/01/2036(3)	21	20
4.57% (6 Month LIBOR USD + 1.88%, 1.88% Floor, 12.41% Cap), 10/01/2036(3)	21	21
4.67% (6 Month LIBOR USD + 1.56%, 1.56% Floor, 11.81% Cap), 05/01/2037(3)	39	39
4.71% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 11.99% Cap), 05/01/2037(3)	9	10
5.04% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.24% Cap), 05/01/2037(3)	26	26
Freddie Mac Pool
1.50%, 11/01/2050	7,771	6,004
1.80%, 11/01/2028	14,000	12,066
2.00%, 06/01/2036	2,185	1,949
2.00%, 06/01/2040	1,488	1,267
2.00%, 12/01/2041	9,858	8,240
2.00%, 12/01/2041	18,504	15,598
2.00%, 03/01/2042	12,624	10,641
2.00%, 09/01/2050	3,949	3,228
2.00%, 09/01/2050	5,557	4,545
2.00%, 10/01/2050	4,218	3,448
2.00%, 11/01/2050	1,901	1,553
2.00%, 12/01/2050	1,611	1,316
2.00%, 03/01/2051	2,193	1,792
2.00%, 04/01/2051	3,813	3,113
2.00%, 04/01/2051	3,947	3,225
2.00%, 05/01/2051	945	771
2.00%, 05/01/2051	8,517	7,014
2.00%, 05/01/2051	11,344	9,255

2.00%, 08/01/2051	5,428	4,426
2.00%, 09/01/2051	9,152	7,511
2.00%, 10/01/2051	2,395	1,952
2.00%, 11/01/2051	14,768	12,036
2.00%, 12/01/2051	3,546	2,892
2.00%, 12/01/2051	4,988	4,087
2.00%, 02/01/2052	18,319	15,004
2.50%, 02/01/2042	10,875	9,457
2.50%, 04/01/2042	8,643	7,516
2.50%, 07/01/2050	1,453	1,220
2.50%, 07/01/2050	22,627	19,284
2.50%, 08/01/2050	1,168	1,003
2.50%, 09/01/2050	873	745
2.50%, 10/01/2050	7,139	6,066
2.50%, 10/01/2050	24,370	20,955
2.50%, 11/01/2050	2,170	1,848
2.50%, 02/01/2051	12,538	10,796
2.50%, 02/01/2051	13,021	11,211
2.50%, 02/01/2051	13,168	11,406
2.50%, 03/01/2051	675	580
2.50%, 04/01/2051	24,614	20,907
2.50%, 05/01/2051	6,903	5,855
2.50%, 06/01/2051	1,414	1,200
2.50%, 08/01/2051	8,401	7,133
2.50%, 09/01/2051	9,806	8,324
2.50%, 10/01/2051	2,480	2,103
2.50%, 11/01/2051	11,197	9,588
2.50%, 11/01/2051	13,441	11,558
2.50%, 11/01/2051	17,738	15,101
2.50%, 02/01/2052	3,469	2,954
2.50%, 02/01/2052	5,132	4,354
2.50%, 02/01/2052	7,170	6,084
2.50%, 04/01/2052	1,000	847
2.50%, 05/01/2052	993	842
2.50%, 06/01/2052	2,630	2,227
3.00%, 01/01/2046	8,150	7,358
3.00%, 08/01/2048	2,357	2,098
3.00%, 02/01/2049	10,244	9,210
3.00%, 10/01/2049	1,407	1,247
3.00%, 11/01/2049	1,064	944
3.00%, 12/01/2049	484	430
3.00%, 01/01/2050	1,533	1,360
3.00%, 01/01/2050	1,656	1,470
3.00%, 01/01/2050	2,128	1,886
3.00%, 02/01/2050	7,573	6,722
3.00%, 02/01/2050	10,691	9,454
3.00%, 04/01/2050	888	792
3.00%, 06/01/2050	633	558
3.00%, 06/01/2050	7,973	7,100
3.00%, 07/01/2050	4,969	4,410
3.00%, 09/01/2050	51	45
3.00%, 09/01/2050	1,144	1,020
3.00%, 03/01/2051	1,967	1,745
3.00%, 04/01/2051	12,936	11,386
3.00%, 06/01/2051	2,995	2,637
3.00%, 01/01/2052	8,972	7,883
3.00%, 02/01/2052	580	510
3.00%, 02/01/2052	1,010	892
3.00%, 02/01/2052	7,764	6,817
3.00%, 02/01/2052	10,455	9,220
3.00%, 02/01/2052	23,852	20,942
3.00%, 04/01/2052	20,019	17,579
3.00%, 06/01/2052	228	200
3.00%, 06/01/2052	547	480
3.00%, 06/01/2052	9,717	8,532
3.00%, 08/01/2052	215	189
3.00%, 10/01/2052	3,959	3,476
3.50%, 08/01/2035	4,019	3,892
3.50%, 02/01/2042	871	815
3.50%, 08/01/2044	2,164	2,018
3.50%, 10/01/2047	202	187

3.50%, 03/01/2048	4,324	3,994
3.50%, 10/01/2049	1,396	1,287
3.50%, 01/01/2051	11,842	10,934
3.50%, 04/01/2052	19,112	17,380
3.50%, 04/01/2052	30,500	27,711
3.50%, 04/01/2052	33,544	30,737
3.50%, 05/01/2052	500	454
3.50%, 05/01/2052	6,514	5,924
3.50%, 06/01/2052	787	715
3.50%, 07/01/2052	8,971	8,151
3.50%, 08/01/2052	3,988	3,624
3.50%, 09/01/2052	500	455
3.70%, 06/01/2034	11,150	10,322
3.75%, 08/01/2032	15,000	14,103
4.00%, 02/01/2046	4,248	4,080
4.00%, 01/01/2049	3,087	2,943
4.00%, 07/01/2049	9,953	9,538
4.00%, 05/01/2050	405	385
4.00%, 02/01/2051	3,789	3,589
4.00%, 06/01/2052	13,715	12,871
4.00%, 08/01/2052	19,189	18,000
4.00%, 09/01/2052	1,965	1,843
4.50%, 06/01/2048	3,000	2,942
4.50%, 12/01/2048	3,405	3,330
4.50%, 09/01/2050	5,101	4,983
4.50%, 05/01/2052	965	929
4.50%, 09/01/2052	5,500	5,294
4.50%, 10/01/2052	9,963	9,590
4.50%, 11/01/2052	8,189	7,882
5.00%, 07/01/2052	5,932	5,850
5.00%, 10/01/2052	3,699	3,648
5.50%, 11/01/2052	11,841	11,876
Freddie Mac Reference REMIC
6.00%, 04/15/2036, Series R006, Class ZA	148	153
6.00%, 05/15/2036, Series R007, Class ZA	196	201
Freddie Mac REMICS
0.00%, 02/15/2024, Series 1865, Class D	1	1
0.00%, 05/15/2024, Series 2306, Class K	1	1
0.00%, 09/15/2032, Series 3393, Class JO	525	447
0.00%, 12/15/2032, Series 2835, Class QO	10	8
0.00%, 07/15/2034, Series 3611, Class PO	54	45
0.00%, 02/15/2035, Series 2990, Class GO	17	14
0.00%, 04/15/2035, Series 3077, Class TO	12	11
0.00%, 08/15/2035, Series 3014, Class OD	4	3
0.00%, 09/15/2035, Series 3029, Class SO	12	11
0.00%, 02/15/2036, Series 3117, Class OG	10	8
0.00%, 02/15/2036, Series 3117, Class OK	12	10
0.00%, 02/15/2036, Series 3117, Class EO	14	12
0.00%, 02/15/2036, Series 3117, Class AO	30	27
0.00%, 03/15/2036, Series 3134, Class PO	4	3
0.00%, 03/15/2036, Series 3122, Class OP	17	15
0.00%, 03/15/2036, Series 3122, Class OH	19	16
0.00%, 04/15/2036, Series 3138, Class PO	18	15
0.00%, 04/15/2036, Series 3607, Class AO	33	27
0.00%, 04/15/2036, Series 3147, Class PO	35	31
0.00%, 04/15/2036, Series 3607, Class BO	61	51
0.00%, 05/15/2036, Series 3233, Class OP	4	4
0.00%, 05/15/2036, Series 3149, Class SO	10	7
0.00%, 05/15/2036, Series 3151, Class PO	21	17
0.00%, 05/15/2036, Series 3153, Class EO	26	22
0.00%, 06/15/2036, Series 3171, Class MO	40	35
0.00%, 07/15/2036, Series 3179, Class OA	11	9
0.00%, 08/15/2036, Series 3200, Class PO	19	15
0.00%, 09/15/2036, Series 3218, Class AO	9	7
0.00%, 09/15/2036, Series 3213, Class OA	10	8
0.00%, 10/15/2036, Series 3225, Class EO	21	17
0.00%, 12/15/2036, Series 3256, Class PO	12	9
0.00%, 01/15/2037, Series 3261, Class OA	12	9
0.00%, 02/15/2037, Series 3274, Class JO	3	3
0.00%, 02/15/2037, Series 3510, Class OD	30	24
0.00%, 03/15/2037, Series 3286, Class PO	1	1

0.00%, 04/15/2037, Series 3373, Class TO	12	10
0.00%, 05/15/2037, Series 3318, Class AO(5)	1	0
0.00%, 05/15/2037, Series 3316, Class PO	21	16
0.00%, 05/15/2037, Series 3607, Class PO	122	98
0.00%, 06/15/2037, Series 3326, Class JO	2	2
0.00%, 06/15/2037, Series 3331, Class PO	11	9
0.00%, 07/15/2037, Series 3607, Class OP	178	143
0.00%, 09/15/2037, Series 3365, Class PO	17	14
0.00%, 10/15/2039, Series 3607, Class TO	58	47
0.00%, 01/15/2040, Series 3802, Class LS(4)	293	11
0.00%, 01/15/2040, Series 3621, Class BO	50	42
0.00%, 10/15/2049, Series 3582, Class PO	225	194
0.00% (30-day Average SOFR + 3.55%, 3.55% Cap), 10/25/2050, Series 5021, Class SB(3)(9)	14,618	496
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 05/25/2052, Series 5222, Class SA(3)(9)	2,246	39
1.53% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 08/15/2038, Series 3481, Class SJ(3)(9)	107	7
1.68% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 01/15/2038, Series 3404, Class SC(3)(9)	156	11
1.68% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/15/2039, Series 3511, Class SA(3)(9)	46	2
1.68% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040, Series 3740, Class SB(3)(9)	125	7
1.68% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040, Series 3740, Class SC(3)(9)	108	11
1.78% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 05/15/2039, Series 3531, Class SM(3)(5)(9)	8	0
1.82% (1 Month LIBOR USD + 6.14%, 6.14% Cap), 01/15/2037, Series 3260, Class CS(3)(9)	18	2
1.88% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/15/2038, Series 3455, Class SE(3)(9)	68	4
1.93% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 12/15/2039, Series 3608, Class SC(3)(9)	50	3
1.98% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 05/15/2039, Series 3531, Class SA(3)(9)	58	1
2.00%, 10/25/2050, Series 5023, Class IO	4,830	563
2.00%, 12/25/2051, Series 5190, Class EC	8,763	7,553
2.00%, 02/25/2052, Series 5197, Class EA	8,684	7,468
2.10% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 11/15/2037, Series 3387, Class SA(3)(9)	133	10
2.13% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 03/15/2037, Series 3290, Class SB(3)(9)	35	3
2.13% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 11/15/2037, Series 3383, Class SA(3)(9)	86	8
2.28% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 07/15/2037, Series 3344, Class SL(3)(9)	26	2
2.33% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 08/15/2036, Series 3202, Class HI(3)(9)	264	23
2.38% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/15/2036, Series 3232, Class ST(3)(9)	30	3
2.48% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 04/15/2038, Series 3424, Class PI(3)(9)	79	8
2.78% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 07/15/2036, Series 3194, Class SA(3)(5)(9)	5	0
2.94% (10 Year CMT Index + -0.85%, 10.00% Cap), 03/15/2024, Series 1709, Class FA(3)(5)	0	0
3.00%, 08/15/2033, Series 4238, Class WY	273	257
3.00%, 06/15/2043, Series 4217, Class KY	206	177
3.00%, 12/15/2047, Series 4740, Class P	1,106	993
3.00%, 10/25/2050, Series 5019, Class IP	2,083	330
3.05% (ECOFIN + 1.50%, 1.50% Floor, 9.00% Cap), 08/15/2023, Series 1570, Class F(3)(5)	0	0
3.08%, 02/15/2039, Series 3546, Class A(4)	33	33
3.11% (1 Month LIBOR USD + 17.50%, 17.50% Cap), 02/15/2040, Series 3632, Class BS(3)(9)	155	148
3.40% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 07/15/2037, Series 4048, Class FJ(3)	304	295
3.42% (10 Year CMT Index + -0.70%, 10.00% Cap), 07/15/2023, Series 1541, Class O(3)(5)	0	0
3.50%, 01/15/2026, Series 3793, Class AB	402	394
3.50%, 01/15/2042, Series 3989, Class JW	1,406	1,312
3.50%, 02/15/2047, Series 4661, Class KZ	12,206	10,757
3.50%, 08/15/2047, Series 4710, Class KZ	16,140	14,244
3.50%, 11/15/2047, Series 4739, Class Z	1,870	1,677
3.50%, 12/15/2047, Series 4746, Class ZN	5,955	5,352
3.50%, 01/25/2051, Series 5228, Class BH	6,567	6,209
3.50%, 10/15/2053, Series 4821, Class MA	2,371	2,288
3.63% (1 Month LIBOR USD + 7.95%, 7.95% Cap), 03/15/2032, Series 2444, Class ES(3)(9)	13	1
3.68% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 02/15/2032, Series 2475, Class S(3)(9)	33	3
3.68% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 03/15/2032, Series 2450, Class SW(3)(9)	8	1
4.00%, 12/15/2024, Series 3614, Class QB	29	29
4.00%, 11/15/2041, Series 3957, Class B	163	156
4.00%, 12/15/2041, Series 3966, Class NA	136	131
4.00%, 11/25/2051, Series 5249, Class AB	8,663	8,323
4.12% (1 Month LIBOR USD + 8.01%, 8.01% Cap), 10/15/2033, Series 2733, Class SB(3)(9)	264	246
4.28% (1 Month LIBOR USD + 8.60%, 3.00% Floor, 8.60% Cap), 07/15/2023, Series 2638, Class DS(3)(5)(9)	0	0
4.33% (1 Month LIBOR USD + 8.65%, 8.65% Cap), 02/15/2032, Series 2410, Class QX(3)(9)	7	1
4.47% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 03/15/2024, Series 1699, Class FC(3)(5)	0	0
4.50%, 06/15/2025, Series 3684, Class CY	101	101
4.50%, 12/15/2039, Series 3610, Class CA	1,529	1,495
4.50%, 05/15/2041, Series 3852, Class CE	399	390
4.50%, 09/15/2043, Series 4247, Class AY	1,000	967
4.52% (3 Month CMT Index + 8.90%, 8.90% Cap), 05/15/2023, Series 1518, Class G(3)(5)(9)	0	0
4.62% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 06/15/2035, Series 2988, Class AF(3)	43	42
4.65% (1 Month LIBOR USD + 13.29%, 13.29% Cap), 07/15/2033, Series 2692, Class SC(3)(9)	14	13

4.72% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 05/15/2035, Series 2981, Class FA(3)	28	27
4.72% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 10/15/2041, Series 4048, Class FB(3)	219	216
4.72% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 09/15/2042, Series 4106, Class DF(3)	282	275
4.74% (1 Month LIBOR USD + 6.80%, 4.00% Floor, 6.80% Cap), 07/15/2033, Series 2642, Class SL(3)(5)(9)	0	0
4.76% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 6.50% Cap), 02/15/2037, Series 3275, Class FL(3)	15	15
4.77% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/15/2042, Series 4091, Class TF(3)	954	933
4.82% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/15/2042, Series 4012, Class FN(3)	396	389
4.82% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/15/2042, Series 4077, Class FB(3)	166	162
4.87% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 12/15/2040, Series 3996, Class XF(3)	241	240
4.87% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 03/15/2041, Series 4013, Class QF(3)	219	218
4.92% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 8.50% Cap), 01/15/2029, Series 2388, Class FB(3)	5	5
4.92% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.50% Cap), 12/15/2033, Series 2722, Class PF(3)	87	86
4.92% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 09/15/2037, Series 3371, Class FA(3)	8	8
5.00% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 7.00% Cap), 11/15/2037, Series 3386, Class KF(3)	301	300
5.00%, 05/15/2023, Series 1798, Class F	1	1
5.00%, 11/15/2023, Series 2709, Class PG	14	14
5.00%, 12/15/2023, Series 2720, Class PC	1	1
5.00%, 12/15/2024, Series 2903, Class Z	6	7
5.00%, 04/15/2030, Series 3654, Class DC	553	548
5.00%, 07/15/2033, Series 2653, Class PZ	190	189
5.00%, 01/15/2034, Series 3920, Class LP	127	128
5.00%, 10/15/2039, Series 3795, Class EI(5)	13	0
5.00%, 12/15/2040, Series 3770, Class ZB	669	674
5.00%, 05/15/2041, Series 3860, Class PZ	1,351	1,345
5.02% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 9.00% Cap), 02/15/2027, Series 1935, Class FL(3)(5)	0	0
5.07% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.50% Cap), 12/15/2032, Series 2571, Class FY(3)	22	22
5.12% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 7.50% Cap), 08/15/2035, Series 3085, Class WF(3)	25	25
5.22% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 9.00% Cap), 02/15/2032, Series 2418, Class FO(3)	20	20
5.47% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 04/15/2023, Series 1498, Class I(3)(5)	0	0
5.50%, 03/15/2023, Series 2586, Class HD	2	2
5.50%, 04/15/2023, Series 2595, Class HC	3	3
5.50%, 11/15/2023, Series 2710, Class HB	2	2
5.50%, 02/15/2034, Series 2744, Class PE	1	1
5.50%, 08/15/2036, Series 3645, Class KZ	28	28
5.50%, 08/15/2036, Series 3200, Class AY	78	79
5.50%, 03/15/2038, Series 3423, Class PB	213	218
5.50%, 05/15/2038, Series 3453, Class B	10	9
5.50%, 01/15/2039, Series 3501, Class CB	89	90
5.50% (1 Month LIBOR USD + 27.21%, 5.50% Cap), 05/15/2041, Series 3852, Class QN(3)(9)	85	82
5.50% (1 Month LIBOR USD + 27.50%, 5.50% Cap), 05/15/2041, Series 3852, Class TP(3)(9)	214	209
5.52% (1 Month LIBOR USD + 1.20%, 1.20% Floor, 7.00% Cap), 07/15/2039, Series 3549, Class FA(3)	7	7
5.60%, 06/15/2023, Series 2033, Class J	1	1
5.61% (1 Month LIBOR USD + 20.00%, 20.00% Cap), 11/15/2035, Series 3064, Class SG(3)(9)	17	18
5.65%, 10/15/2038, Series 3895, Class WA(4)	35	35
6.00%, 11/15/2023, Series 1642, Class PJ	1	1
6.00%, 06/15/2024, Series 1737, Class L	2	2
6.00%, 05/15/2027, Series 1981, Class Z	5	5
6.00%, 07/15/2028, Series 2070, Class C	5	5
6.00%, 09/15/2028, Series 2086, Class GB	2	2
6.00%, 11/15/2028, Series 2095, Class PE	11	12
6.00%, 12/15/2028, Series 2106, Class ZD	25	25
6.00%, 01/15/2029, Series 2110, Class PG	30	31
6.00%, 02/15/2029, Series 2125, Class JZ	7	7
6.00%, 09/15/2032, Series 2500, Class MC	23	23
6.00%, 12/15/2032, Series 2544, Class HC	16	16
6.00%, 12/15/2032, Series 2543, Class YX	42	43
6.00%, 01/15/2033, Series 2552, Class ME	27	28
6.00%, 02/15/2033, Series 2567, Class QD	23	24
6.00%, 02/15/2033, Series 2575, Class ME	103	106
6.00%, 03/15/2033, Series 2596, Class QG	16	16
6.00%, 05/15/2034, Series 2802, Class OH	44	44
6.00%, 04/15/2035, Series 2968, Class EH	547	554
6.00%, 01/15/2036, Series 3101, Class UZ	61	63
6.00%, 03/15/2036, Series 3122, Class ZB	3	3
6.00%, 04/15/2036, Series 3219, Class DI	31	6
6.00%, 04/15/2036, Series 3137, Class XP	44	45
6.00%, 04/15/2036, Series 3819, Class ZQ	320	332
6.00%, 06/15/2036, Series 3164, Class MG	8	7
6.00%, 02/15/2037, Series 3274, Class B	29	29
6.00%, 04/15/2037, Series 3302, Class UT	30	31
6.00%, 05/15/2037, Series 3315, Class HZ	21	22

6.00%, 06/15/2038, Series 3461, Class LZ	8	8
6.00%, 06/15/2038, Series 3461, Class Z	183	187
6.08% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/15/2025, Series 3022, Class SX(3)(9)	1	1
6.25%, 10/15/2023, Series 1591, Class PV(5)	0	0
6.25%, 08/15/2028, Series 2075, Class PM	14	15
6.25%, 02/15/2029, Series 2126, Class CB	30	30
6.38%, 02/15/2032, Series 2410, Class OE	4	4
6.50%, 09/15/2023, Series 1608, Class L	4	4
6.50%, 12/15/2023, Series 1983, Class Z	1	1
6.50%, 12/15/2023, Series 2283, Class K	1	1
6.50%, 03/15/2026, Series 1829, Class ZB(5)	0	0
6.50%, 07/15/2026, Series 1863, Class Z	2	2
6.50%, 01/15/2027, Series 1927, Class ZA	3	3
6.50%, 12/15/2027, Series 2019, Class Z	4	4
6.50%, 06/15/2028, Series 2063, Class PG	6	6
6.50%, 08/15/2028, Series 2075, Class PH	14	14
6.50%, 05/15/2031, Series 2313, Class LA	2	2
6.50%, 08/15/2031, Series 2351, Class PZ	6	6
6.50%, 08/15/2031, Series 2345, Class NE	7	7
6.50%, 08/15/2031, Series 2344, Class ZJ	10	11
6.50%, 08/15/2031, Series 2344, Class ZD	78	81
6.50%, 10/15/2031, Series 2367, Class ME	9	9
6.50%, 01/15/2032, Series 2399, Class OH	10	10
6.50%, 01/15/2032, Series 2399, Class TH	11	11
6.50%, 02/15/2032, Series 2410, Class NG	13	14
6.50%, 02/15/2032, Series 2420, Class XK	17	18
6.50%, 03/15/2032, Series 2430, Class WF	20	21
6.50%, 03/15/2032, Series 2423, Class TB	25	25
6.50%, 04/15/2032, Series 2441, Class GF	5	5
6.50%, 04/15/2032, Series 2435, Class CJ	34	35
6.50%, 04/15/2032, Series 2434, Class ZA	38	39
6.50%, 05/15/2032, Series 2455, Class GK	16	16
6.50%, 06/15/2032, Series 2466, Class DH	7	7
6.50%, 06/15/2032, Series 2458, Class ZM	13	13
6.50%, 06/15/2032, Series 2466, Class PH	19	20
6.50%, 07/15/2032, Series 2474, Class NR	18	19
6.50%, 07/15/2032, Series 2484, Class LZ	22	23
6.50%, 03/15/2033, Series 2586, Class WI	10	2
6.50%, 07/15/2036, Series 3195, Class PD	31	31
6.50%, 07/15/2036, Series 3181, Class AZ	40	42
6.54% (1 Month LIBOR USD + 2.22%, 8.32% Cap), 07/15/2034, Series 3305, Class MG(3)	21	22
6.66% (1 Month LIBOR USD + 17.45%, 17.45% Cap), 02/15/2038, Series 3422, Class SE(3)(9)	7	7
6.81% (10 Year CMT Index + 10.60%, 10.00% Cap), 05/15/2024, Series 2306, Class SE(3)(5)(9)	1	0
6.84% (1 Month LIBOR USD + 14.76%, 14.76% Cap), 09/15/2033, Series 2671, Class S(3)(9)	10	10
6.93% (1 Month LIBOR USD + 14.85%, 14.85% Cap), 06/15/2033, Series 2631, Class SA(3)(9)	35	36
7.00%, 04/15/2023, Series 1502, Class PX(5)	0	0
7.00%, 05/15/2023, Series 1505, Class Q(5)	0	0
7.00%, 09/15/2023, Series 1573, Class PZ	1	1
7.00%, 01/15/2024, Series 1658, Class GZ	1	1
7.00%, 02/15/2024, Series 1671, Class L(5)	0	0
7.00%, 03/15/2024, Series 1695, Class EB	1	1
7.00%, 03/15/2024, Series 1706, Class K	3	3
7.00%, 03/15/2028, Series 2038, Class PN(5)	4	0
7.00%, 06/15/2028, Series 2064, Class TE	1	1
7.00%, 10/15/2028, Series 2089, Class PJ(5)	6	0
7.00%, 04/15/2029, Series 2141, Class IO(5)	0	0
7.00%, 06/15/2029, Series 2169, Class TB	27	28
7.00%, 07/15/2029, Series 2172, Class QC	15	15
7.00%, 08/15/2029, Series 2176, Class OJ	8	8
7.00%, 01/15/2030, Series 2208, Class PG	15	15
7.00%, 10/15/2030, Series 2259, Class ZM	11	11
7.00%, 03/15/2031, Series 2296, Class PD	8	8
7.00%, 06/15/2031, Series 2325, Class PM	4	5
7.00%, 07/15/2031, Series 2332, Class ZH	13	14
7.00%, 03/15/2032, Series 2423, Class MC	12	13
7.00%, 03/15/2032, Series 2423, Class MT	15	16
7.00%, 04/15/2032, Series 2436, Class MC	7	7
7.00%, 04/15/2032, Series 2434, Class TC	27	28
7.00%, 05/15/2032, Series 2450, Class GZ	16	17
7.00%, 12/15/2036, Series 3704, Class CT	624	664
7.00% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 11/15/2033, Series 2780, Class SY(3)(9)	5	5

7.04% (1 Month LIBOR USD + 17.03%, 17.03% Cap), 06/15/2035, Series 2990, Class WP(3)(9)	1	1
7.25%, 07/15/2027, Series 1970, Class PG(5)	0	0
7.25%, 09/15/2030, Series 2256, Class MC	8	8
7.25%, 12/15/2030, Series 2271, Class PC	11	11
7.46% (1 Month LIBOR USD + 16.10%, 16.10% Cap), 02/15/2032, Series 2412, Class SP(3)(9)	15	16
7.50%, 02/15/2023, Series 1466, Class PZ(5)	0	0
7.50%, 04/15/2023, Series 1491, Class I(5)	0	0
7.50%, 04/15/2024, Series 1720, Class PL	1	1
7.50%, 08/15/2024, Series 1745, Class D	1	1
7.50%, 09/15/2026, Series 1890, Class H	1	1
7.50%, 01/15/2027, Series 1963, Class Z	3	3
7.50%, 01/15/2027, Series 1927, Class PH	7	7
7.50%, 09/15/2027, Series 1987, Class PE	3	3
7.50%, 03/15/2028, Series 2040, Class PE	11	11
7.50%, 05/15/2028, Series 2054, Class PV	4	5
7.50%, 06/15/2029, Series 2163, Class PC(5)	2	0
7.50%, 11/15/2029, Series 2196, Class TL(5)	0	0
7.50%, 05/15/2030, Series 2234, Class PZ	4	4
7.50%, 08/15/2030, Series 2247, Class Z	4	4
7.50%, 10/15/2030, Series 2262, Class Z	1	1
7.50%, 11/15/2036, Series 3704, Class DT	267	287
7.50%, 12/15/2036, Series 3704, Class ET	217	235
7.54%, 11/15/2046, Series 3688, Class GT(4)	319	340
7.79% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 06/15/2036, Series 3523, Class SD(3)(9)	13	12
8.00%, 09/15/2026, Series 1899, Class ZE	3	3
8.00%, 11/15/2029, Series 2201, Class C	5	5
8.00%, 01/15/2030, Series 2209, Class TC	4	4
8.00%, 01/15/2030, Series 2210, Class Z	15	16
8.00%, 03/15/2030, Series 2224, Class CB	3	4
8.00%, 04/15/2030, Series 2230, Class Z	5	5
8.24% (1 Month LIBOR USD + 18.60%, 18.60% Cap), 12/15/2032, Series 2571, Class SY(3)(9)	13	13
8.27% (1 Month LIBOR USD + 19.50%, 19.50% Cap), 02/15/2032, Series 2410, Class QS(3)(9)	17	19
8.50%, 06/15/2031, Series 2359, Class ZB	13	14
8.66% (1 Month LIBOR USD + 24.49%, 24.49% Cap), 06/15/2034, Series 2990, Class SL(3)(9)	2	2
8.73% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 01/15/2036, Series 3102, Class HS(3)(9)	3	3
9.00% (1 Month LIBOR USD + 70.64%, 9.00% Cap), 03/15/2037, Series 3443, Class SY(3)(9)	11	11
9.03% (1 Month LIBOR USD + 28.03%, 28.03% Cap), 10/15/2025, Series 3051, Class DP(3)(9)	5	4
9.16% (1 Month LIBOR USD + 28.16%, 28.16% Cap), 02/15/2035, Series 2929, Class MS(3)(9)	22	19
10.00% (11th District Cost of Funds Index + 44.15%, 10.00% Cap), 02/15/2024, Series 1671, Class QC(3)(5)(9)	0	0
10.08% (1 Month LIBOR USD + 33.83%, 33.83% Cap), 04/15/2025, Series 2967, Class S(3)(9)	2	2
10.16% (1 Month LIBOR USD + 22.75%, 22.75% Cap), 10/15/2023, Series 1602, Class SA(3)(5)(9)	0	0
10.52% (1 Month LIBOR USD + 10.13%, 19.24% Cap), 02/15/2024, Series 1686, Class SH(3)(5)	0	0
12.70% (1 Month LIBOR USD + 30.55%, 30.55% Cap), 03/15/2029, Series 2132, Class SB(3)(9)	1	1
15.88% (1 Month LIBOR USD + 34.50%, 34.50% Cap), 09/15/2023, Series 2571, Class SK(3)(5)(9)	0	0
22.40% (11th District Cost of Funds Index + 27.47%, 27.47% Cap), 07/15/2023, Series 1541, Class M(3)(5)(9)	0	0
24.47% (ECOFIN + 31.43%, 31.43% Cap), 03/15/2024, Series 2033, Class SN(3)(5)(9)	0	0
Freddie Mac STACR REMIC Trust 2021-DNA3
6.03% (30-day Average SOFR + 2.10%), 10/25/2033, Series 2021-DNA3, Class M2(1)(3)	10,610	10,403
Freddie Mac STACR REMIC Trust 2021-DNA5
5.58% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(3)	957	944
Freddie Mac STACR REMIC Trust 2021-DNA7
4.78% (30-day Average SOFR + 0.85%), 11/25/2041, Series 2021-DNA7, Class M1(1)(3)	370	364
Freddie Mac STACR REMIC Trust 2021-HQA3
4.78% (30-day Average SOFR + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1(1)(3)	24,066	22,976
Freddie Mac STACR REMIC Trust 2022-DNA1
4.93% (30-day Average SOFR + 1.00%), 01/25/2042, Series 2022-DNA1, Class M1A(1)(3)	6,713	6,541
Freddie Mac STACR REMIC Trust 2022-DNA2
5.23% (30-day Average SOFR + 1.30%), 02/25/2042, Series 2022-DNA2, Class M1A(1)(3)	4,586	4,510
Freddie Mac STACR REMIC Trust 2022-DNA6
6.08% (30-day Average SOFR + 2.15%), 09/25/2042, Series 2022-DNA6, Class M1A(1)(3)	2,449	2,450
Freddie Mac STACR REMIC Trust 2022-DNA7
6.43% (30-day Average SOFR + 2.50%), 03/25/2052, Series 2022-DNA7, Class M1A(1)(3)	6,879	6,902
Freddie Mac Strips
0.00%, 04/01/2028, Series 197, Class PO	24	22
0.00%, 09/15/2043, Series 310, Class PO	402	315
3.00%, 08/15/2042, Series 267, Class 30	596	540
3.00%, 01/15/2043, Series 299, Class 300	131	119
3.38% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 08/15/2036, Series 239, Class S30(3)(9)	168	23
3.50%, 07/15/2042, Series 262, Class 35	2,321	2,169
4.82% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/15/2042, Series 270, Class F1(3)	444	443
4.87% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 07/15/2042, Series 264, Class F1(3)	772	756

4.87% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/15/2042, Series 272, Class F2(3)	400	391
5.00%, 09/15/2035, Series 233, Class 12	49	7
5.00%, 09/15/2035, Series 233, Class 11	57	12
5.00%, 09/15/2035, Series 233, Class 13	92	19
Freddie Mac Structured Pass-Through Certificates
0.00%, 07/25/2043, Series T-57, Class 1AP	13	10
0.00%, 09/25/2043, Series T-58, Class APO	15	10
0.00%, 10/25/2043, Series T-59, Class 1AP	16	9
2.02%, 10/25/2037, Series T-76, Class 2A(4)	654	682
3.25% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044, Series T-62, Class 1A1(3)	254	253
4.40%, 07/25/2032, Series T-41, Class 3A(4)	39	37
4.40%, 07/25/2033, Series T-48, Class 1A(4)	114	109
5.23%, 05/25/2043, Series T-56, Class A5	388	375
6.50%, 02/25/2043, Series T-54, Class 2A	180	188
7.00%, 02/25/2043, Series T-54, Class 3A	58	60
7.00%, 10/25/2043, Series T-59, Class 1A2	200	205
7.50%, 02/25/2042, Series T-42, Class A5	155	159
7.50%, 08/25/2042, Series T-51, Class 2A(4)	31	32
7.50%, 07/25/2043, Series T-57, Class 1A3	37	40
7.50%, 09/25/2043, Series T-58, Class 4A	210	215
FREMF 2013-K35 Mortgage Trust
3.93%, 12/25/2046, Series 2013-K35, Class C(1)(4)	2,951	2,905
FREMF 2014-K40 Mortgage Trust
4.07%, 11/25/2047, Series 2014-K40, Class C(1)(4)	2,273	2,182
FREMF 2014-K41 Mortgage Trust
3.83%, 11/25/2047, Series 2014-K41, Class C(1)(4)	6,000	5,709
FREMF 2015-K44 Mortgage Trust
3.72%, 01/25/2048, Series 2015-K44, Class B(1)(4)	3,510	3,339
FREMF 2015-K45 Mortgage Trust
3.61%, 04/25/2048, Series 2015-K45, Class B(1)(4)	2,135	2,038
FREMF 2015-K49 Mortgage Trust
3.72%, 10/25/2048, Series 2015-K49, Class C(1)(4)	4,000	3,739
FREMF 2015-K51 Mortgage Trust
3.95%, 10/25/2048, Series 2015-K51, Class C(1)(4)	1,500	1,406
FREMF 2016-K52 Mortgage Trust
3.93%, 01/25/2049, Series 2016-K52, Class B(1)(4)	4,750	4,486
FREMF 2016-K59 Mortgage Trust
3.58%, 11/25/2049, Series 2016-K59, Class B(1)(4)	2,450	2,253
FREMF 2016-K722 Mortgage Trust
3.95%, 07/25/2049, Series 2016-K722, Class B(1)(4)	1,845	1,833
FREMF 2017-KGS1 Mortgage Trust
6.64% (1 Month LIBOR USD + 2.50%, 2.50% Floor), 10/25/2027, Series 2017-KGL1, Class BFL(1)(3)	4,424	4,318
FREMF 2019-K92 Mortgage Trust
4.20%, 05/25/2052, Series 2019-K92, Class B(1)(4)	6,595	5,951
Ginnie Mae
0.00%, 06/16/2033, Series 2003-52, Class AP	21	19
0.00%, 10/20/2033, Series 2003-90, Class PO	3	3
0.00%, 06/20/2034, Series 2004-46, Class PO	32	29
0.00%, 08/20/2035, Series 2010-14, Class CO	74	63
0.00%, 10/20/2035, Series 2005-82, Class PO	18	15
0.00%, 11/20/2035, Series 2010-14, Class BO	26	21
0.00%, 03/20/2036, Series 2006-16, Class OP	21	18
0.00%, 05/20/2036, Series 2006-22, Class AO	30	27
0.00%, 07/20/2036, Series 2006-34, Class PO	4	4
0.00%, 03/20/2037, Series 2007-57, Class PO	32	30
0.00%, 04/16/2037, Series 2007-17, Class JO	42	34
0.00%, 05/20/2037, Series 2007-28, Class BO	6	5
0.00%, 06/16/2037, Series 2007-36, Class HO	11	10
0.00%, 06/16/2037, Series 2007-35, Class PO	108	91
0.00%, 11/16/2037, Series 2009-79, Class OK	115	96
0.00%, 01/20/2038, Series 2008-1, Class PO	4	3
0.00%, 12/20/2040, Series 2010-157, Class OP	229	189
0.00% (1 Month LIBOR USD + 3.36%, 0.02% Cap), 01/20/2050, Series 2021-165, Class ST(3)(9)	2,743	1
0.00% (30-day Average SOFR + 3.20%, 3.20% Cap), 10/20/2051, Series 2021-177, Class SB(3)(9)	12,407	196
0.00% (30-day Average SOFR + 3.20%, 3.20% Cap), 11/20/2051, Series 2021-205, Class DS(3)(9)	19,826	314
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-46, Class S(3)(9)	4,787	81
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-51, Class SC(3)(9)	22,471	348
0.00% (30-day Average SOFR + 3.75%, 3.75% Cap), 04/20/2052, Series 2022-78, Class SB(3)(9)	13,046	234
0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 04/20/2052, Series 2022-78, Class MS(3)(9)	19,531	289
0.00% (30-day Average SOFR + 3.65%, 3.65% Cap), 05/20/2052, Series 2022-93, Class GS(3)(9)	4,348	64
0.00% (30-day Average SOFR + 3.76%, 3.76% Cap), 07/20/2052, Series 2022-126, Class CS(3)(9)	26,064	280

0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 08/20/2052, Series 2022-148, Class DS(3)(9)	9,571	123
0.02% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-68, Class SP(3)(9)	5,923	107
0.02% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-66, Class SB(3)(9)	7,621	147
0.12% (30-day Average SOFR + 3.95%, 3.95% Cap), 07/20/2052, Series 2022-133, Class SA(3)(9)	9,541	152
1.23%, 06/20/2067, Series 2017-H14, Class XI(4)	8,002	335
1.35% (1 Month LIBOR USD + 5.70%, 5.70% Cap), 12/20/2038, Series 2008-93, Class AS(3)(9)	109	5
1.55% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 09/20/2038, Series 2008-76, Class US(3)(9)	98	3
1.60% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 02/20/2039, Series 2009-10, Class SA(3)(9)	76	3
1.60% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 06/20/2039, Series 2009-43, Class SA(3)(9)	75	3
1.65% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 11/20/2037, Series 2007-73, Class MI(3)(9)	73	1
1.65% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/20/2038, Series 2009-106, Class ST(3)(9)	601	31
1.65% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 08/20/2038, Series 2008-71, Class SC(3)(9)	28	1
1.65% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 12/20/2038, Series 2008-96, Class SL(3)(9)	60	1
1.65%, 01/20/2063, Series 2013-H01, Class FA	1	1
1.65%, 02/20/2063, Series 2013-H04, Class BA	7	7
1.65%, 04/20/2063, Series 2013-H09, Class HA	8	7
1.69% (1 Month LIBOR USD + 6.04%, 6.04% Cap), 02/20/2039, Series 2009-6, Class SH(3)(5)(9)	47	0
1.73% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 11/20/2034, Series 2004-96, Class SC(3)(5)(9)	115	0
1.73% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 06/20/2039, Series 2009-42, Class SC(3)(9)	102	7
1.74% (1 Month LIBOR USD + 6.09%, 6.09% Cap), 09/20/2039, Series 2009-81, Class SB(3)(9)	204	14
1.75% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 10/20/2034, Series 2004-90, Class SI(3)(9)	192	10
1.77% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 02/16/2039, Series 2009-6, Class SA(3)(5)(9)	41	0
1.77% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 07/16/2039, Series 2009-64, Class SN(3)(9)	99	5
1.80% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 07/20/2038, Series 2008-60, Class CS(3)(9)	80	2
1.81%, 05/20/2067, Series 2017-H11, Class LI(4)	8,460	720
1.82% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 02/16/2039, Series 2009-11, Class SC(3)(9)	55	1
1.85% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/20/2037, Series 2007-9, Class CI(3)(9)	81	4
1.85% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 04/20/2037, Series 2007-19, Class SD(3)(9)	41	1
1.85% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037, Series 2007-26, Class SC(3)(9)	72	3
1.85% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037, Series 2007-27, Class SD(3)(9)	80	3
1.85% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/20/2038, Series 2008-55, Class SA(3)(9)	24	1
1.85% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 09/20/2038, Series 2008-81, Class S(3)(9)	205	4
1.90% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 06/20/2037, Series 2007-36, Class SJ(3)(9)	58	1
1.92% (1 Month LIBOR USD + 6.27%, 6.27% Cap), 04/20/2039, Series 2009-22, Class SA(3)(9)	129	6
1.92% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 08/16/2039, Series 2009-72, Class SM(3)(9)	115	7
1.95% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 09/20/2035, Series 2005-68, Class KI(3)(9)	260	21
1.95% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 04/20/2038, Series 2008-36, Class SH(3)(5)(9)	95	0
1.95% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039, Series 2009-31, Class TS(3)(9)	48	1
2.00%, 01/01/2053(10)	23,180	19,421
2.07% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/16/2038, Series 2008-40, Class SA(3)(9)	321	18
2.07% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 11/16/2039, Series 2009-106, Class AS(3)(9)	166	13
2.14% (1 Month LIBOR USD + 6.47%, 6.47% Cap), 06/16/2037, Series 2007-36, Class SE(3)(9)	48	2
2.15% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/20/2036, Series 2006-38, Class SW(3)(5)(9)	1	0
2.15% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 11/20/2037, Series 2007-76, Class SB(3)(9)	142	3
2.16% (1 Month LIBOR USD + 6.51%, 6.51% Cap), 11/20/2037, Series 2007-67, Class SI(3)(9)	78	3
2.20% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/20/2037, Series 2007-53, Class ES(3)(9)	64	2
2.20% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/20/2037, Series 2007-72, Class US(3)(9)	64	2
2.20% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/20/2037, Series 2007-79, Class SY(3)(9)	97	3
2.21% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 11/16/2037, Series 2007-74, Class SL(3)(9)	80	6
2.22% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/16/2033, Series 2003-97, Class SA(3)(9)	33	1
2.22% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/16/2033, Series 2003-112, Class SA(3)(9)	39	1
2.22% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/16/2034, Series 2004-73, Class JL(3)(9)	134	11
2.25% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 05/20/2041, Series 2011-75, Class SM(3)(9)	148	9
2.29% (1 Month LIBOR USD + 6.64%, 6.64% Cap), 07/20/2037, Series 2007-45, Class QA(3)(9)	93	4
2.33% (1 Month LIBOR USD + 6.68%, 6.68% Cap), 07/20/2037, Series 2007-40, Class SN(3)(9)	89	3
2.35% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/20/2036, Series 2006-59, Class SD(3)(9)	40	2
2.40% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 01/20/2035, Series 2005-3, Class SK(3)(9)	128	10
2.40% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 07/20/2037, Series 2007-40, Class SD(3)(9)	64	4
2.45% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 06/20/2035, Series 2008-79, Class CS(3)(9)	63	58
2.45% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 11/20/2036, Series 2006-65, Class SA(3)(9)	69	1
2.48% (1 Month LIBOR USD + 6.81%, 6.81% Cap), 04/16/2037, Series 2007-17, Class JI(3)(9)	108	9
2.50%, 01/01/2053(10)	6,775	5,870
2.67% (1 Month LIBOR USD + 1.28%, 1.28% Floor), 02/20/2071, Series 2021-H03, Class LF(3)	12,422	12,366
2.95% (1 Month LIBOR USD + 7.30%, 7.30% Cap), 12/20/2038, Series 2008-95, Class DS(3)(9)	177	8
3.00%, 12/20/2041, Series 2011-157, Class UY	1,000	876
3.00%, 10/20/2045, Series 2015-144, Class HP	664	590
3.00%, 02/20/2047, Series 2018-7, Class GA	837	787
3.00%, 09/20/2047, Series 2017-139, Class BA	859	792
3.00%, 01/01/2053(10)	7,680	6,837
3.25% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 09/20/2038, Series 2009-25, Class SE(3)(9)	42	2
3.35% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/20/2033, Series 2003-12, Class SP(3)(5)(9)	11	0

3.37% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 04/16/2038, Series 2008-33, Class XS(3)(9)	40	3
3.50%, 07/20/2046, Series 2018-160, Class PA	954	926
3.50%, 09/20/2046, Series 2018-34, Class DL	1,266	1,223
3.50%, 01/01/2053(10)	1,620	1,488
3.61% (1 Month LIBOR USD + 0.47%, 11.00% Cap), 02/20/2065, Series 2015-H07, Class ES(3)	896	887
3.73%, 01/20/2042, Series 2012-141, Class WC(4)	156	149
3.92% (1 Month LIBOR USD + 8.25%, 8.25% Cap), 08/16/2031, Series 2001-35, Class SA(3)(5)(9)	7	0
3.94% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 10/20/2061, Series 2012-H26, Class JA(3)	2	2
3.95% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 04/20/2062, Series 2013-H07, Class MA(3)	1	1
4.00%, 01/01/2053(10)	6,740	6,377
4.02%, 09/16/2042, Series 2012-141, Class WB(4)	102	99
4.14% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.59% Cap), 08/20/2060, Series 2013-H03, Class FA(3)(5)	0	0
4.14% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 11/20/2062, Series 2013-H02, Class HF(3)(5)	0	0
4.16% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 01/20/2063, Series 2013-H01, Class JA(3)	277	274
4.18% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.00% Cap), 12/20/2062, Series 2012-H31, Class FD(3)	1,106	1,094
4.25% (1 Month LIBOR USD + 0.41%, 0.41% Floor, 11.00% Cap), 03/20/2063, Series 2013-H07, Class HA(3)	380	377
4.26% (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap), 02/20/2063, Series 2013-H04, Class SA(3)	137	135
4.27% (1 Month LIBOR USD + 0.43%, 0.43% Floor, 5.59% Cap), 04/20/2060, Series 2012-H24, Class FG(3)	9	9
4.28% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 11.00% Cap), 07/20/2065, Series 2015-H16, Class FL(3)	2,278	2,253
4.29% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 03/20/2060, Series 2012-H24, Class FA(3)	18	18
4.29% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 05/20/2062, Series 2012-H15, Class FA(3)(5)	0	0
4.29% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2065, Series 2015-H18, Class FA(3)	728	721
4.29% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 08/20/2067, Series 2017-H19, Class FA(3)	919	913
4.31% (1 Month LIBOR USD + 0.47%, 0.47% Floor), 08/20/2061, Series 2011-H19, Class FA(3)	222	220
4.31% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 10.50% Cap), 03/20/2063, Series 2013-H07, Class GA(3)	95	94
4.31% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 06/20/2063, Series 2013-H14, Class FD(3)	774	767
4.31% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 07/20/2064, Series 2014-H14, Class GF(3)	1,382	1,373
4.31% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 09/20/2064, Series 2014-H19, Class FE(3)	2,321	2,297
4.31% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 08/20/2065, Series 2015-H20, Class FA(3)	368	364
4.32% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 02/20/2065, Series 2015-H05, Class FC(3)	2,495	2,459
4.32% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 03/20/2065, Series 2015-H08, Class FC(3)	4,705	4,661
4.32% (1 Month LIBOR USD + 0.48%, 11.00% Cap), 04/20/2065, Series 2015-H10, Class FC(3)	3,650	3,612
4.34% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 10.66% Cap), 03/20/2061, Series 2011-H11, Class FA(3)	915	908
4.34% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/20/2063, Series 2013-H01, Class TA(3)	4	4
4.34% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2064, Series 2014-H11, Class VA(3)	1,454	1,438
4.34% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H15, Class FA(3)	1,203	1,190
4.34% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H17, Class FC(3)	1,361	1,340
4.34% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 12/20/2064, Series 2015-H03, Class FA(3)	1,234	1,226
4.34% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2067, Series 2017-H14, Class FV(3)	3,848	3,807
4.36% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 10/20/2062, Series 2012-H29, Class FA(3)	715	710
4.39% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 07/20/2062, Series 2012-H26, Class MA(3)	4	4
4.40% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 11.00% Cap), 03/20/2067, Series 2017-H09, Class DF(3)	3,234	3,201
4.42% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 09/20/2062, Series 2012-H28, Class FA(3)	6	6
4.44% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 4.60% Cap), 10/20/2062, Series 2012-H24, Class FE(3)	7	7
4.44% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 04/20/2064, Series 2014-H09, Class TA(3)	1,407	1,400
4.44% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 04/20/2064, Series 2014-H10, Class TA(3)	2,093	2,075
4.44% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 05/20/2064, Series 2014-H07, Class FA(3)	3,566	3,535
4.44% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 10/20/2064, Series 2014-H20, Class LF(3)	1,044	1,030
4.46%, 04/20/2043, Series 2013-91, Class WA(4)	145	140
4.49% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/20/2061, Series 2012-H21, Class DF(3)	11	11
4.49% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 01/20/2064, Series 2014-H01, Class FD(3)	1,204	1,199
4.49% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 02/20/2064, Series 2014-H04, Class FB(3)	2,664	2,653
4.49% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 03/20/2064, Series 2014-H06, Class HB(3)	1,057	1,052
4.50%, 01/01/2053(10)	15,705	15,232
4.52%, 11/16/2041, Series 2012-141, Class WA(4)	188	184
4.53% (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.00% Cap), 02/20/2064, Series 2014-H05, Class FA(3)	1,926	1,914
4.54% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 05/20/2061, Series 2012-H21, Class CF(3)	11	10
4.54% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.00% Cap), 04/20/2062, Series 2012-H08, Class FS(3)	531	528
4.55%, 10/20/2041, Series 2014-188, Class W(4)	287	282
4.63% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 05/16/2037, Series 2007-25, Class FN(3)	35	34
4.68%, 09/20/2041, Series 2013-26, Class AK(4)	167	166
4.69%, 10/20/2042, Series 2014-41, Class W(4)	551	542
4.69% (1 Month LIBOR USD + 13.40%, 13.40% Cap), 10/20/2037, Series 2008-7, Class SP(3)(9)	11	10
4.77%, 03/20/2048, Series 2020-30, Class PT(4)	6,751	6,625
4.87%, 11/20/2042, Series 2013-54, Class WA(4)	109	108
4.91% (1 Month LIBOR USD + 14.26%, 14.26% Cap), 10/16/2034, Series 2004-83, Class AP(3)(5)(9)	0	0
5.00%, 01/01/2053(10)	24,700	24,472
5.12%, 06/20/2040, Series 2013-75, Class WA(4)	83	84
5.17% (1 Month LIBOR USD + 0.82%, 0.82% Floor, 7.00% Cap), 07/20/2038, Series 2008-58, Class FA(3)	180	176
5.21%, 07/20/2060, Series 2010-H17, Class XQ(4)	2	1
5.36%, 01/20/2039, Series 2014-6, Class W(4)	344	348

5.50%, 01/16/2033, Series 2011-43, Class ZQ	183	182
5.50%, 04/20/2033, Series 2003-25, Class PZ	100	100
5.50%, 03/16/2034, Series 2004-17, Class MZ	1,496	1,503
5.50%, 07/20/2035, Series 2005-56, Class IC	13	2
5.50%, 09/20/2035, Series 2005-72, Class AZ	67	68
5.50%, 10/16/2037, Series 2008-32, Class PI(5)	10	0
5.50%, 02/20/2038, Series 2008-17, Class IO(5)	14	0
5.50%, 05/20/2039, Series 2009-33, Class CI	16	2
5.50%, 09/20/2039, Series 2009-75, Class MN	314	321
5.50%, 10/20/2039, Series 2009-87, Class BE	403	410
5.50%, 01/01/2053(10)	8,945	8,995
5.55%, 01/20/2038, Series 2015-137, Class WA(4)	339	350
5.56%, 10/20/2036, Series 2006-57, Class PZ	76	76
5.58%, 08/20/2038, Series 2012-59, Class WA(4)	121	123
5.60%, 07/20/2040, Series 2011-137, Class WA(4)	115	119
5.68%, 08/20/2034, Series 2010-103, Class WA(4)	37	38
5.75%, 02/20/2036, Series 2006-20, Class QA(5)	0	0
5.75%, 07/20/2038, Series 2008-69, Class QD	33	33
5.83%, 10/20/2033, Series 2010-41, Class WA(4)	70	71
5.89%, 12/20/2038, Series 2011-163, Class WA(4)	292	302
5.89%, 02/20/2037, Series 2011-22, Class WA(4)	26	27
5.92%, 04/20/2037, Series 2010-129, Class AW(4)	47	48
6.00%, 02/20/2029, Series 1999-4, Class ZB	36	36
6.00%, 09/16/2033, Series 2003-75, Class ZX	58	59
6.00%, 06/20/2034, Series 2004-49, Class Z	133	136
6.00%, 12/20/2035, Series 2005-91, Class PI	27	3
6.00%, 06/20/2038, Series 2008-50, Class KB	49	50
6.00%, 05/20/2039, Series 2009-33, Class TI	22	3
6.01% (1 Month LIBOR USD + 16.43%, 16.43% Cap), 06/17/2035, Series 2005-68, Class DP(3)(9)	38	35
6.11%, 11/20/2038, Series 2011-97, Class WA(4)	70	72
6.24% (1 Month LIBOR USD + 22.73%, 22.73% Cap), 08/20/2035, Series 2005-65, Class SA(3)(9)	3	3
6.41% (1 Month LIBOR USD + 20.83%, 20.83% Cap), 08/16/2035, Series 2005-66, Class SP(3)(9)	8	7
6.50%, 07/20/2032, Series 2002-52, Class GH	36	36
6.50%, 01/20/2033, Series 2003-58, Class BE	47	47
6.50%, 05/20/2033, Series 2003-46, Class MG	37	37
6.50%, 07/20/2036, Series 2006-33, Class Z	135	141
6.50%, 08/20/2036, Series 2006-38, Class ZK	173	176
6.50%, 03/20/2039, Series 2009-14, Class KI	27	4
6.50%, 03/20/2039, Series 2009-14, Class NI	59	9
6.89% (1 Month LIBOR USD + 19.95%, 19.95% Cap), 11/20/2037, Series 2008-7, Class SK(3)(9)	8	7
7.00% (1 Month LIBOR USD + 44.50%, 7.00% Cap), 09/20/2034, Series 2004-71, Class ST(3)(9)	14	14
7.00%, 08/16/2039, Series 2009-104, Class AB	21	22
7.00%, 10/16/2040, Series 2010-130, Class CP	213	226
7.15% (1 Month LIBOR USD + 20.21%, 20.21% Cap), 09/20/2037, Series 2007-53, Class SW(3)(9)	15	15
7.20% (1 Month LIBOR USD + 16.72%, 16.72% Cap), 05/18/2034, Series 2005-7, Class JM(3)(9)	1	1
7.77% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 04/16/2034, Series 2004-28, Class S(3)(9)	19	20
8.09% (1 Month LIBOR USD + 29.46%, 29.46% Cap), 09/20/2034, Series 2004-71, Class SB(3)(9)	14	14
8.52% (1 Month LIBOR USD + 24.38%, 24.38% Cap), 10/16/2034, Series 2004-89, Class LS(3)(9)	12	13
Ginnie Mae I Pool
3.00%, 05/15/2043	286	262
3.00%, 07/15/2045	607	542
3.50%, 01/15/2042	1,996	1,878
3.50%, 03/15/2043	767	722
3.50%, 04/15/2043	1,832	1,723
3.50%, 06/15/2043	866	815
3.50%, 07/15/2043	324	305
4.00%, 06/15/2039	180	172
4.00%, 10/15/2040	97	94
4.50%, 04/15/2040	720	715
5.50%, 04/15/2033	163	172
5.50%, 06/15/2033	2	2
5.50%, 12/15/2033	6	6
5.50%, 07/15/2034	3	3
5.50%, 09/15/2034	2	2
6.00%, 11/15/2028	2	2
6.50%, 01/15/2024(5)	0	0
6.50%, 03/15/2028	3	3
6.50%, 09/15/2028	8	8
6.50%, 10/15/2028(5)	0	0
6.50%, 01/15/2032	31	33
6.50%, 07/15/2032	2	2

6.50%, 02/15/2033	7	7
6.50%, 04/15/2033	5	5
6.50%, 12/15/2035	32	33
7.00%, 09/15/2023(5)	0	0
7.00%, 11/15/2023(5)	0	0
7.00%, 02/15/2024(5)	0	0
7.00%, 09/15/2031	36	37
7.00%, 02/15/2033	5	5
7.00%, 06/15/2033	11	11
7.00%, 06/15/2035	82	86
7.00%, 04/15/2037	9	9
7.50%, 03/15/2023(5)	0	0
7.50%, 11/15/2026(5)	0	0
7.50%, 07/15/2027	1	1
7.50%, 09/15/2028	2	2
7.50%, 10/15/2037	16	17
8.00%, 08/15/2028(5)	0	0
Ginnie Mae II Pool
2.00%, 03/20/2051	4,687	3,950
2.00%, 07/20/2051	2,735	2,292
2.00%, 10/20/2051	2,631	2,211
2.50%, 12/20/2046	1,050	925
2.50%, 09/20/2050	3,181	2,757
2.50%, 09/20/2050	5,019	4,400
2.50%, 12/20/2050	4,069	3,543
2.50%, 02/20/2051	14,605	12,715
2.50%, 03/20/2051	13,878	11,727
2.50%, 03/20/2051	16,161	14,069
2.50%, 05/20/2051	10,265	8,925
2.50%, 06/20/2051	14,959	12,670
2.50%, 08/20/2051	62,151	53,983
2.50%, 09/20/2051	8,429	7,317
2.50%, 10/20/2051	7,489	6,499
2.50%, 11/20/2051	13,409	11,620
2.50%, 12/20/2051	7,873	6,829
2.50%, 03/20/2052	11,483	9,952
2.50%, 05/20/2052	2,000	1,733
2.94%, 10/20/2070(4)	6,708	5,993
3.00%, 06/20/2042	142	130
3.00%, 08/20/2042	1,872	1,709
3.00%, 11/20/2042	1,057	964
3.00%, 12/20/2042	538	491
3.00%, 01/20/2043	534	487
3.00%, 04/20/2043	1,315	1,200
3.00%, 09/20/2043	410	374
3.00%, 10/20/2043	63	58
3.00%, 01/20/2044	363	331
3.00%, 07/20/2044	141	129
3.00%, 12/20/2044	222	203
3.00%, 04/20/2045	2,007	1,832
3.00%, 05/20/2045	357	326
3.00%, 07/20/2045	854	778
3.00%, 10/20/2045	965	878
3.00%, 11/20/2045	234	213
3.00%, 02/20/2046	338	307
3.00%, 04/20/2046	2,011	1,829
3.00%, 05/20/2046	86	78
3.00%, 07/20/2046	1,658	1,502
3.00%, 08/20/2046	12,419	11,228
3.00%, 09/20/2046	571	517
3.00%, 01/20/2047	1,343	1,208
3.00%, 02/20/2047	1,995	1,795
3.00%, 03/20/2047	215	194
3.00%, 10/20/2047	10,698	9,637
3.00%, 04/20/2049	520	468
3.00%, 07/20/2049	1,645	1,479
3.00%, 10/20/2049	5,417	4,871
3.00%, 12/20/2049(8)	7,011	6,305
3.00%, 01/20/2050	7,233	6,502
3.00%, 02/20/2050	123	111
3.00%, 09/20/2050	361	324

3.00%, 09/20/2050	2,681	2,394
3.00%, 09/20/2050	7,077	6,575
3.00%, 05/20/2051	4,840	4,333
3.00%, 07/20/2051	30,198	27,024
3.00%, 08/20/2051	22,135	19,816
3.00%, 09/20/2051	3,073	2,749
3.00%, 10/20/2051	4,269	3,814
3.00%, 11/20/2051	474	423
3.00%, 12/20/2051	2,220	1,984
3.00%, 12/20/2051	5,487	4,974
3.00%, 04/20/2052	1,942	1,731
3.02%, 12/20/2070(4)	3,298	2,950
3.04%, 06/20/2070(4)	4,282	3,851
3.07%, 09/20/2070(4)	4,016	3,616
3.09%, 12/20/2071(4)	9,621	8,572
3.48%, 04/20/2072(4)	3,300	2,992
3.50%, 10/20/2042	2,059	1,940
3.50%, 11/20/2042	713	673
3.50%, 05/20/2043	495	467
3.50%, 03/20/2045	506	473
3.50%, 04/20/2045	3,843	3,592
3.50%, 10/20/2045	3,254	3,035
3.50%, 01/20/2046	1,963	1,834
3.50%, 02/20/2046	5,831	5,440
3.50%, 03/20/2046	1,571	1,465
3.50%, 04/20/2046	12,394	11,559
3.50%, 05/20/2046	3,947	3,685
3.50%, 06/20/2046	1,803	1,671
3.50%, 07/20/2046(8)	3,526	3,288
3.50%, 08/20/2046	524	489
3.50%, 09/20/2046	410	383
3.50%, 11/20/2046	628	584
3.50%, 12/20/2046	2,809	2,620
3.50%, 01/20/2047	18	17
3.50%, 02/20/2047	2,815	2,625
3.50%, 03/20/2047	121	113
3.50%, 04/20/2047	289	268
3.50%, 05/20/2047	2,902	2,714
3.50%, 07/20/2047	2,359	2,200
3.50%, 08/20/2047	256	239
3.50%, 11/20/2047	5,080	4,729
3.50%, 12/20/2047	842	785
3.50%, 02/20/2048	10,190	9,504
3.50%, 04/20/2048	3,679	3,426
3.50%, 06/20/2049	825	762
3.50%, 11/20/2049	3,117	2,897
3.50%, 08/20/2050	7,314	6,721
3.50%, 01/20/2051	8,758	7,961
3.50%, 06/20/2051	1,850	1,716
3.50%, 02/20/2052	2,038	1,885
3.50%, 02/20/2052	3,557	3,290
3.50%, 02/20/2052	5,111	4,643
3.50%, 09/20/2052	1,348	1,239
3.50%, 10/20/2052	13,588	12,485
4.00%, 10/20/2040	860	831
4.00%, 06/20/2042	1,197	1,164
4.00%, 10/20/2042	2,684	2,593
4.00%, 12/20/2042	1,381	1,335
4.00%, 02/20/2043	582	562
4.00%, 10/20/2043	1,569	1,513
4.00%, 11/20/2044	877	844
4.00%, 12/20/2044	646	621
4.00%, 03/20/2045	176	169
4.00%, 05/20/2045	2,056	1,978
4.00%, 08/20/2045	4,734	4,561
4.00%, 11/20/2045	1,483	1,430
4.00%, 01/20/2046	351	338
4.00%, 03/20/2046	380	365
4.00%, 04/20/2046	984	940
4.00%, 05/20/2046	1,668	1,604
4.00%, 06/20/2046	794	766

4.00%, 11/20/2046	697	671
4.00%, 02/20/2047	1,027	985
4.00%, 03/20/2047	2,078	1,995
4.00%, 05/20/2047	164	156
4.00%, 05/20/2047	173	166
4.00%, 06/20/2047	1,303	1,251
4.00%, 07/20/2047	2,943	2,826
4.00%, 09/20/2047	948	913
4.00%, 12/20/2047	1,362	1,308
4.00%, 01/20/2048	768	737
4.00%, 06/20/2048	2,264	2,163
4.00%, 01/20/2050	2,710	2,589
4.00%, 12/20/2051	4,565	4,320
4.00%, 12/20/2051	11,277	10,672
4.00%, 08/20/2052	25,698	24,320
4.25%, 12/20/2047	1,093	1,051
4.50%, 06/20/2040	297	296
4.50%, 01/20/2041	266	266
4.50%, 03/20/2041	235	235
4.50%, 05/20/2041	115	115
4.50%, 06/20/2041	832	828
4.50%, 09/20/2041	284	283
4.50%, 09/20/2043	642	648
4.50%, 10/20/2043	1,215	1,226
4.50%, 12/20/2043	671	677
4.50%, 10/20/2045	7,089	7,033
4.50%, 01/20/2046	1,016	1,018
4.50%, 07/20/2046	457	458
4.50%, 09/20/2046	905	887
4.50%, 11/20/2046	1,375	1,384
4.50%, 03/20/2047	243	241
4.50%, 07/20/2047	2,293	2,260
4.50%, 08/20/2047	595	586
4.50%, 09/20/2047	3,109	3,069
4.50%, 01/20/2048	448	441
4.50%, 02/20/2048	1,988	1,958
4.50%, 03/20/2048	223	219
4.50%, 04/20/2048	183	180
4.50%, 04/20/2048	1,191	1,166
4.50%, 04/20/2048	1,386	1,349
4.50%, 04/20/2048	1,541	1,504
4.50%, 05/20/2048	714	693
4.50%, 05/20/2048	2,004	1,939
4.50%, 05/20/2048	2,704	2,639
4.50%, 09/20/2048	452	439
4.50%, 11/20/2049	5,554	5,390
5.00%, 10/20/2037	184	187
5.00%, 07/20/2040	78	79
5.00%, 06/20/2044	352	358
5.00%, 07/20/2044	312	317
5.00%, 08/20/2045	361	367
5.00%, 09/20/2046	870	885
5.00%, 10/20/2047	117	118
5.00%, 11/20/2047	603	607
5.00%, 06/20/2048	827	835
5.00%, 07/20/2048	269	275
5.00%, 07/20/2048	1,669	1,664
5.00%, 02/20/2049	3,049	3,038
5.00%, 07/20/2049	279	287
5.00%, 08/20/2049	5,814	5,921
5.00%, 09/20/2049	3,303	3,289
5.00%, 05/20/2052	3,646	3,585
5.50%, 09/20/2039	54	55
5.55% (1 Year CMT Index + 1.47%, 1.47% Floor, 6.59% Cap), 11/20/2071(3)	3,482	3,565
5.66% (1 Year CMT Index + 1.57%, 1.57% Floor, 6.71% Cap), 11/20/2071(3)	4,421	4,552
5.74% (1 Year CMT Index + 1.63%, 1.63% Floor, 6.74% Cap), 11/20/2071(3)	3,889	4,016
5.75% (1 Year CMT Index + 1.64%, 1.64% Floor, 8.69% Cap), 05/20/2072(3)	9,725	10,092
5.77% (1 Year CMT Index + 1.68%, 1.68% Floor, 8.25% Cap), 04/20/2072(3)	13,153	13,668
5.78% (1 Year CMT Index + 1.70%, 1.70% Floor, 8.40% Cap), 04/20/2072(3)	9,796	10,189
5.80% (1 Year CMT Index + 1.71%, 1.71% Floor, 7.86% Cap), 03/20/2072(3)	10,440	10,864
5.82% (1 Year CMT Index + 1.73%, 1.74% Floor, 6.84% Cap), 10/20/2071(3)	10,786	11,203

5.83% (1 Year CMT Index + 1.78%, 1.78% Floor, 6.85% Cap), 09/20/2071(3)	10,014	10,428
5.83% (1 Year CMT Index + 1.78%, 1.77% Floor, 6.85% Cap), 08/20/2071(3)	10,050	10,460
5.83% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.86% Cap), 10/20/2071(3)	10,612	11,030
5.84% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.92% Cap), 11/20/2071(3)	11,211	11,671
5.84% (1 Year CMT Index + 1.76%, 1.76% Floor, 6.90% Cap), 11/20/2071(3)	10,727	11,165
5.86% (1 Year CMT Index + 1.74%, 1.74% Floor, 8.46% Cap), 04/20/2072(3)	9,858	10,260
5.86% (1 Year CMT Index + 1.78%, 1.78% Floor, 7.00% Cap), 12/20/2071(3)	10,056	10,485
5.88% (1 Year CMT Index + 1.78%, 1.78% Floor, 8.41% Cap), 04/20/2072(3)	3,367	3,515
5.92% (1 Year CMT Index + 1.83%, 1.83% Floor, 9.68% Cap), 07/20/2072(3)	10,033	10,548
5.92% (1 Year CMT Index + 1.84%, 1.84% Floor, 6.91% Cap), 08/20/2071(3)	9,925	10,356
6.00%, 03/20/2028	2	2
6.00%, 11/20/2033	2	2
6.00%, 09/20/2038	203	214
6.00%, 11/20/2038	1	1
6.00%, 08/20/2039	97	103
6.08% (1 Year CMT Index + 1.97%, 1.97% Floor, 8.26% Cap), 03/20/2072(3)	9,833	10,349
6.50%, 07/20/2029	34	34
7.00%, 08/20/2038	8	8
7.50%, 02/20/2028(5)	0	0
7.50%, 09/20/2028	2	2
8.00%, 12/20/2025(5)	0	0
8.00%, 06/20/2026(5)	0	0
8.00%, 08/20/2026(5)	0	0
8.00%, 09/20/2026(5)	0	0
8.00%, 11/20/2026(5)	0	0
8.00%, 10/20/2027	1	1
8.00%, 11/20/2027	1	1
8.00%, 12/20/2027	1	1
8.00%, 08/20/2028(5)	0	0
8.00%, 09/20/2028(5)	0	0
8.50%, 03/20/2025(5)	0	0
8.50%, 04/20/2025(5)	0	0
8.50%, 05/20/2025(5)	0	0
GMACM Mortgage Loan Trust 2005-AR3
3.18%, 06/19/2035, Series 2005-AR3, Class 3A4(4)	37	33
GS Mortgage Securities Corp. II
4.26%, 07/10/2051, Series 2018-GS10, Class A3(4)	28,521	27,742
GS Mortgage Securities Corp. Trust 2021-RENT
5.05% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 11/21/2035, Series 2021-RENT, Class A(1)(3)	5,072	4,719
GS Mortgage Securities Trust 2013-GC16
0.99%, 11/10/2046, Series 2013-GC16, Class XA(4)	15,171	73
GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/10/2046, Series 2013-GC12, Class A4	1,260	1,249
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047, Series 2014-GC18, Class A4	8,419	8,238
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047, Series 2014-GC26, Class A4	5,452	5,227
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048, Series 2015-GC28, Class A4	8,289	7,941
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049, Series 2016-GS4, Class A3	11,387	10,494
3.44%, 11/10/2049, Series 2016-GS4, Class A4(4)	1,317	1,225
GS Mortgage Securities Trust 2020-GC45
2.91%, 02/13/2053, Series 2020-GC45, Class A5	2,550	2,188
GSMPS Mortgage Loan Trust 2004-4
4.79% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 06/25/2034, Series 2004-4, Class 1AF(1)(3)	36	31
GSMPS Mortgage Loan Trust 2005-RP2
4.74% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 03/25/2035, Series 2005-RP2, Class 1AF(1)(3)	62	58
GSMPS Mortgage Loan Trust 2005-RP3
0.10%, 09/25/2035, Series 2005-RP3, Class 1AS(1)(4)	314	4
4.74% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 09/25/2035, Series 2005-RP3, Class 1AF(1)(3)	426	365
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033, Series 2003-3F, Class 4A3	6	6
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034, Series 2004-13F, Class 3A3	11	10
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034, Series 2004-6F, Class 2A4	28	27
6.50%, 05/25/2034, Series 2004-6F, Class 3A4	22	22
GSR Mortgage Loan Trust 2005-5F
4.89% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap), 06/25/2035, Series 2005-5F, Class 8A3(3)	11	10
GSR Mortgage Loan Trust 2005-7F

6.00%, 09/25/2035, Series 2005-7F, Class 3A9	51	49
GSR Mortgage Loan Trust 2005-AR6
3.01%, 09/25/2035, Series 2005-AR6, Class 3A1(4)	3	3
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036, Series 2006-1F, Class 1A3	14	24
6.00%, 02/25/2036, Series 2006-1F, Class 2A4	180	93
Home RE 2019-1 Ltd.
6.04% (1 Month LIBOR USD + 1.65%), 05/25/2029, Series 2019-1, Class M1(1)(3)	513	505
Home RE 2021-2 Ltd.
5.18% (30-day Average SOFR + 1.25%), 01/25/2034, Series 2021-2, Class M1A(1)(3)	2,386	2,378
Home RE 2022-1 Ltd.
6.78% (30-day Average SOFR + 2.85%), 10/25/2034, Series 2022-1, Class M1A(1)(3)	8,800	8,710
HPA 2022-SFR1
3.95%, 04/15/2026(4)(13)	9,833	9,833
Impac CMB Trust Series 2004-4
5.36%, 09/25/2034, Series 2004-4, Class 2A2(2)	6	6
Impac CMB Trust Series 2004-7
5.13% (1 Month LIBOR USD + 0.74%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 1A1(3)	293	285
Impac CMB Trust Series 2005-4
4.99% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 10.25% Cap), 05/25/2035, Series 2005-4, Class 2A1(3)	77	65
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033, Series 2003-2, Class A1	37	31
Impac Secured Assets Trust 2006-1
5.09% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap), 05/25/2036, Series 2006-1, Class 2A1(3)	52	44
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(1)	5,445	5,101
JP Morgan Alternative Loan Trust
3.51%, 03/25/2036, Series 2006-A1, Class 2A1(4)	15	14
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.14%, 08/12/2037, Series 2005-CB11, Class X1(1)(4)(5)	779	0
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.30%, 06/12/2043, Series 2006-CB15, Class X1(4)(5)	451	0
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051, Series 2007-LD12, Class X(4)(5)	748	0
JP Morgan Chase Commercial Mortgage Securities Trust 2019-BKWD
5.57% (1 Month LIBOR USD + 1.25%, 1.00% Floor), 09/15/2029, Series 2019-BKWD, Class A(1)(3)	7,918	7,674
JP Morgan Mortgage Trust 2004-A3
3.63%, 07/25/2034, Series 2004-A3, Class 4A1(4)	2	1
JP Morgan Mortgage Trust 2004-A4
3.93%, 09/25/2034, Series 2004-A4, Class 1A1(4)	9	8
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034, Series 2004-S1, Class 1A7	2	2
JP Morgan Mortgage Trust 2005-A1
3.54%, 02/25/2035, Series 2005-A1, Class 3A4(4)	31	29
JP Morgan Mortgage Trust 2005-A4
3.71%, 07/25/2035, Series 2005-A4, Class 1A1(4)	17	17
JP Morgan Mortgage Trust 2006-A2
3.65%, 08/25/2034, Series 2006-A2, Class 4A1(4)	198	195
4.19%, 11/25/2033, Series 2006-A2, Class 5A3(4)	77	74
JP Morgan Mortgage Trust 2006-A3
3.75%, 08/25/2034, Series 2006-A3, Class 6A1(4)	24	22
JP Morgan Mortgage Trust 2006-A7
3.85%, 01/25/2037, Series 2006-A7, Class 2A2(4)	28	22
3.85%, 01/25/2037, Series 2006-A7, Class 2A4R(4)	49	38
JP Morgan Mortgage Trust 2007-A1
3.45%, 07/25/2035, Series 2007-A1, Class 5A1(4)	20	19
3.45%, 07/25/2035, Series 2007-A1, Class 5A2(4)	308	297
JP Morgan Mortgage Trust 2007-A2
3.48%, 04/25/2037, Series 2007-A2, Class 2A3(4)	96	71
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/15/2047, Series 2013-C17, Class A3	1,416	1,389
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047, Series 2014-C19, Class A3	317	316
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047, Series 2014-C25, Class A4A1	6,260	6,006
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050, Series 2017-JP5, Class A4	7,773	7,516
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050, Series 2017-JP7, Class A4	20,000	18,121
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036, Series 2013-GCP, Class A2(1)	1,027	915

LCCM 2017-LC26
3.29%, 07/12/2050, Series 2017-LC26, Class A3(1)	15,067	13,861
Legacy Mortgage Asset Trust 2019-PR1
6.86%, 09/25/2059, Series 2019-PR1, Class A1(1)(2)	10,770	10,660
Legacy Mortgage Asset Trust 2020-GS1
2.88%, 10/25/2059, Series 2020-GS1, Class A1(1)(2)	3,977	3,948
Legacy Mortgage Asset Trust 2021-GS1
1.89%, 10/25/2066, Series 2021-GS1, Class A1(1)(2)	5,189	4,742
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(2)	5,250	4,745
Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1(1)(2)	2,261	2,021
Lehman Mortgage Trust 2006-2
5.91%, 04/25/2036, Series 2006-2, Class 1A1(4)	41	27
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037, Series 2007-6, Class 1A8	11	9
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038, Series 2008-2, Class 1A6	222	77
LHOME Mortgage Trust 2021-RTL1
2.09%, 02/25/2026, Series 2021-RTL1, Class A1(1)(4)	4,790	4,535
MASTR Adjustable Rate Mortgages Trust 2004-13
4.02%, 04/21/2034, Series 2004-13, Class 2A1(4)	52	49
MASTR Adjustable Rate Mortgages Trust 2004-15
4.44%, 12/25/2034, Series 2004-15, Class 3A1(4)	8	7
MASTR Adjustable Rate Mortgages Trust 2004-3
2.69%, 04/25/2034, Series 2004-3, Class 4A2(4)	18	16
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033, Series 2003-9, Class 2A1	22	21
6.00%, 01/25/2034, Series 2003-9, Class 8A1	12	11
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034, Series 2004-3, Class 3A1	121	118
6.25%, 04/25/2034, Series 2004-3, Class 2A1	20	19
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034, Series 2004-6, Class 30PO	14	10
6.00%, 07/25/2034, Series 2004-6, Class 7A1	11	10
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034, Series 2004-7, Class 30PO	11	8
MASTR Alternative Loan Trust 2005-6
5.50%, 12/25/2035, Series 2005-6, Class 3A1	8	6
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033, Series 2003-12, Class 30PO	1	1
5.00%, 12/25/2033, Series 2003-12, Class 6A1	8	7
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034, Series 2004-1, Class 30PO	1	1
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033, Series 2004-4, Class 1A6	20	17
MASTR Reperforming Loan Trust 2005-2
4.74% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 05/25/2035, Series 2005-2, Class 1A1F(1)(3)	644	342
MASTR Reperforming Loan Trust 2006-2
4.06%, 05/25/2036, Series 2006-2, Class 1A1(1)(4)	68	55
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035, Series 2005-PO, Class 3PO(1)	10	7
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
4.40%, 06/25/2037, Series 2007-3, Class 1A3(4)	24	22
Merrill Lynch Mortgage Investors Trust Series 2003-A5
3.49%, 08/25/2033, Series 2003-A5, Class 2A6(4)	13	12
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
5.01% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.75% Cap), 10/25/2028, Series 2003-E, Class A1(3)	31	29
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
5.03% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.75% Cap), 10/25/2028, Series 2003-F, Class A1(3)	29	27
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
3.14%, 12/25/2034, Series 2004-1, Class 2A1(4)	33	31
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
4.85% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 11.75% Cap), 04/25/2029, Series 2004-A, Class A1(3)	11	10
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
5.75% (6 Month LIBOR USD + 0.60%, 0.60% Floor, 11.75% Cap), 07/25/2029, Series 2004-C, Class A2(3)	21	20
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
3.52%, 08/25/2034, Series 2004-A4, Class A2(4)	32	30
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
3.05%, 02/25/2035, Series 2005-A2, Class A1(4)	55	52
MFA 2021-RPL1 Trust

1.13%, 07/25/2060, Series 2021-RPL1, Class A1(1)(4)	9,851	8,625
MHC Commercial Mortgage Trust 2021-MHC
5.67% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(3)	11,300	10,801
Mill City Mortgage Loan Trust 2021-NMR1
1.13%, 11/25/2060, Series 2021-NMR1, Class A1(1)(4)	1,902	1,756
Mill City Securities 2021-RS1 Ltd.
2.91%, 04/28/2066, Series 2021-RS1, Class A1(1)(4)	7,876	7,054
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048, Series 2015-C20, Class A4	3,652	3,480
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050, Series 2015-C23, Class A3	17,607	16,750
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048, Series 2015-C24, Class A3	4,269	4,053
3.73%, 05/15/2048, Series 2015-C24, Class A4	6,507	6,187
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049, Series 2016-UB11, Class A3	19,530	17,557
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4	2,552	2,418
Morgan Stanley Mortgage Loan Trust 2004-3
5.65%, 04/25/2034, Series 2004-3, Class 4A(4)	86	82
MRA Issuance Trust 2021-EBO2
0.00%, 04/05/2023, Series 2021-EBO2(1)(4)	8,408	8,040
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(1)	6,108	5,442
2.72%, 12/15/2036, Series 2019-PARK, Class A(1)	9,990	9,183
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
4.80% (1 Month LIBOR USD + 0.48%, 0.24% Floor, 10.00% Cap), 06/15/2030, Series 2000-TBC2, Class A1(3)	69	67
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
4.76% (1 Month LIBOR USD + 0.44%, 0.22% Floor, 10.00% Cap), 12/15/2030, Series 2000-TBC3, Class A1(3)	17	16
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034, Series 2004-R2, Class A1(1)(4)	33	29
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057, Series 2017-2A, Class A3(1)(4)	1,504	1,409
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057, Series 2017-3A, Class A1(1)(4)	2,510	2,369
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057, Series 2017-4A, Class A1(1)(4)	1,456	1,353
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.50%, 05/25/2033, Series 2003-A1, Class A1	2	2
6.00%, 05/25/2033, Series 2003-A1, Class A2	7	7
7.00%, 04/25/2033, Series 2003-A1, Class A5	8	8
Oaktown Re II Ltd.
5.94% (1 Month LIBOR USD + 1.55%), 07/25/2028, Series 2018-1A, Class M1(1)(3)	547	547
Oaktown Re VII Ltd.
5.53% (30-day Average SOFR + 1.60%, 1.60% Floor), 04/25/2034, Series 2021-2, Class M1A(1)(3)	15,350	14,809
OBX 2022-NQM2 Trust
2.94%, 01/25/2062, Series 2022-NQM2, Class A1(1)(4)	8,494	7,393
OBX 2022-NQM5 Trust
4.31%, 05/25/2062, Series 2022-NQM5, Class A1(1)(2)	9,922	9,358
PMT Credit Risk Transfer Trust 2021-1R
7.29% (1 Month LIBOR USD + 2.90%, 2.90% Floor), 02/27/2024, Series 2021-1R, Class A(1)(3)	9,787	9,347
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034, Series 2004-CL1, Class 1A1	28	27
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(1)(4)	6,516	6,093
PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1(1)(2)	2,023	1,870
PRPM 2021-2 LLC
2.12%, 03/25/2026, Series 2021-2, Class A1(1)(4)	6,325	5,823
PRPM 2021-3 LLC
1.87%, 04/25/2026, Series 2021-3, Class A1(1)(2)	1,884	1,679
PRPM 2021-5 LLC
1.79%, 06/25/2026, Series 2021-5, Class A1(1)(2)	2,461	2,228
PRPM 2021-9 LLC
2.36%, 10/25/2026, Series 2021-9, Class A1(1)(2)	1,670	1,503
PRPM 2021-RPL1 LLC
1.32%, 07/25/2051, Series 2021-RPL1, Class A1(1)(2)	3,124	2,779
Radnor RE 2020-1 Ltd.
5.34% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 01/25/2030, Series 2020-1, Class M1A(1)(3)	197	197
RALI Series 2002-QS16 Trust
7.45% (1 Month LIBOR USD + 16.62%, 16.62% Cap), 10/25/2049, Series 2002-QS16, Class A3(3)(5)(9)	0	0

RALI Series 2003-QS9 Trust
3.16% (1 Month LIBOR USD + 7.55%, 7.55% Cap), 05/25/2049, Series 2003-QS9, Class A3(3)(5)(9)	1	0
RALI Series 2004-QS6 Trust
5.00%, 05/25/2023, Series 2004-QS6, Class A1	1	1
RALI Series 2005-QA6 Trust
4.26%, 05/25/2035, Series 2005-QA6, Class A32(4)	75	43
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037, Series 2007-QS1, Class 1A1	9	7
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031, Series 2013-SMV, Class A(1)	512	509
RCO VI Mortgage LLC 2022-1
3.00%, 01/25/2027, Series 2022-1, Class A1(1)(2)	8,361	7,844
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035, Series 2005-R1, Class 2APO(1)	4	2
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034, Series 2004-A7, Class A6	1,243	1,163
Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057, Series 2017-4, Class MT	2,538	2,298
Seasoned Credit Risk Transfer Trust Series 2018-1
3.50%, 05/25/2057, Series 2018-1, Class M60C	10,374	9,743
Seasoned Credit Risk Transfer Trust Series 2018-2
3.50%, 11/25/2057, Series 2018-2, Class MT	5,894	5,323
Seasoned Credit Risk Transfer Trust Series 2018-4
3.50%, 03/25/2058, Series 2018-4, Class MZ	9,254	7,256
Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058, Series 2019-1, Class MT	6,860	6,192
Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058, Series 2019-3, Class MB	3,880	3,293
Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059, Series 2019-4, Class M55D	4,609	4,382
Seasoned Credit Risk Transfer Trust Series 2020-1
3.00%, 08/25/2059, Series 2020-1, Class M55G	5,665	5,176
Seasoned Credit Risk Transfer Trust Series 2020-3
2.00%, 05/25/2060, Series 2020-3, Class MT	5,090	4,208
3.00%, 05/25/2060, Series 2020-3, Class M5TW	6,027	5,380
Seasoned Credit Risk Transfer Trust Series 2022-1
3.25%, 11/25/2061, Series 2022-1, Class MTU	9,218	8,130
Sequoia Mortgage Trust 2004-10
4.97% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.50% Cap), 11/20/2034, Series 2004-10, Class A1A(3)	20	18
Sequoia Mortgage Trust 2004-11
4.95% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.50% Cap), 12/20/2034, Series 2004-11, Class A1(3)	55	49
Sequoia Mortgage Trust 2004-12
5.51% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035, Series 2004-12, Class A3(3)	61	55
Sequoia Mortgage Trust 2004-8
4.25% (6 Month LIBOR USD + 0.74%, 0.74% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A2(3)	61	57
5.05% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A1(3)	418	363
Series RR 2014-1 Trust
0.00%, 05/25/2047, Series 2014-1, Class A(1)	1,603	1,466
SLG Office Trust 2021-OVA
2.59%, 07/15/2041, Series 2021-OVA, Class A(1)	9,955	7,941
Starwood Mortgage Residential Trust 2022-1
2.45%, 12/25/2066, Series 2022-1, Class A1(1)(4)	15,523	12,994
Structured Asset Mortgage Investments II Trust 2004-AR5
5.00% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 11.00% Cap), 10/19/2034, Series 2004-AR5, Class 1A1(3)	49	46
Structured Asset Mortgage Investments II Trust 2005-AR5
4.84% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/19/2035, Series 2005-AR5, Class A3(3)	216	192
Structured Asset Mortgage Investments Trust 2003-CL1
4.79% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 07/25/2032, Series 2003-CL1, Class 1F1(3)	76	75
Structured Asset Securities Corp.
4.74% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 06/25/2035, Series 2005-RF3, Class 1A(1)(3)	46	42
5.05%, 02/25/2034, Series 2004-4XS, Class 1A5(2)	115	108
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A
3.99%, 11/25/2033, Series 2003-34A, Class 3A3(4)	9	9
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-37A
3.83%, 12/25/2033, Series 2003-37A, Class 2A(4)	81	75
4.03%, 12/25/2033, Series 2003-37A, Class 8A2(4)	735	701
Thornburg Mortgage Securities Trust 2003-4
5.03% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.50% Cap), 09/25/2043, Series 2003-4, Class A1(3)	253	236
Thornburg Mortgage Securities Trust 2003-5
3.35%, 10/25/2043, Series 2003-5, Class 3A(4)	1,063	1,012

Thornburg Mortgage Securities Trust 2004-4
3.55%, 12/25/2044, Series 2004-4, Class 3A(4)	121	112
Thornburg Mortgage Securities Trust 2005-1
2.41%, 04/25/2045, Series 2005-1, Class A3(4)	300	279
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(1)(4)	687	678
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057, Series 2017-6, Class A1(1)(4)	2,491	2,375
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058, Series 2018-1, Class A1(1)(4)	2,179	2,101
Towd Point Mortgage Trust 2019-1
3.72%, 03/25/2058, Series 2019-1, Class A1(1)(4)	3,888	3,658
Towd Point Mortgage Trust 2019-HY3
5.39% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2059, Series 2019-HY3, Class A1A(1)(3)	916	906
Towd Point Mortgage Trust 2020-4
1.75%, 10/25/2060, Series 2020-4, Class A1(1)	2,512	2,219
Towd Point Mortgage Trust 2021-R1
2.92%, 11/30/2060, Series 2021-R1, Class A1(1)(4)	13,973	11,156
Towd Point Mortgage Trust 2021-SJ1
2.25%, 07/25/2068, Series 2021-SJ1, Class A1(1)(4)	8,882	8,227
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A(1)(4)	13,096	11,976
Towd Point Mortgage Trust 2022-2
3.75%, 07/01/2062, Series 2022-2, Class A1(1)(4)	17,303	16,112
Towd Point Mortgage Trust 2022-3
3.75%, 08/01/2062, Series 2022-3, Class A1(1)(4)	16,973	15,900
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050, Series 2017-C5, Class A4	21,500	19,806
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051, Series 2018-C9, Class A3	9,650	8,994
UBS-BAMLL Trust 2012-WRM
3.66%, 06/10/2030, Series 2012-WRM, Class A(1)	57	57
UBS-Barclays Commercial Mortgage Trust 2012-C2
0.52%, 05/10/2063, Series 2012-C2, Class XA(1)(4)(5)	784	0
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046, Series 2013-C6, Class A4	183	181
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023, Series 1993-1, Class ZB	9	9
Vendee Mortgage Trust 1994-1
4.60%, 02/15/2024, Series 1994-1, Class 1(4)	6	6
6.50%, 02/15/2024, Series 1994-1, Class 2ZB	20	20
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026, Series 1996-1, Class 1Z	35	36
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026, Series 1996-2, Class 1Z	15	15
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027, Series 1997-1, Class 2Z	50	51
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028, Series 1998-1, Class 2E	38	38
VM Master Issuer LLC
5.16%, 05/24/2025, Series 2022-1, Class A1(1)(4)	10,800	10,229
VOLT CV LLC
2.49%, 11/27/2051, Series 2021-CF2, Class A1(1)(2)	8,338	7,342
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.00%, 03/15/2045, Series 2006-C24, Class XC(1)(4)(5)	298	0
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
4.23%, 10/25/2033, Series 2003-AR11, Class A6(4)	96	88
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
3.82%, 08/25/2033, Series 2003-AR7, Class A7(4)	34	31
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
4.12%, 09/25/2033, Series 2003-AR9, Class 1A6(4)	169	155
4.18%, 09/25/2033, Series 2003-AR9, Class 2A(4)	16	14
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033, Series 2003-S1, Class A5	36	36
WaMu Mortgage Pass-Through Certificates Series 2003-S4
5.39% (1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033, Series 2003-S4, Class 2A10(3)(9)	9	8
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033, Series 2003-S9, Class P	1	1
5.25%, 10/25/2033, Series 2003-S9, Class A8	114	110
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
3.95%, 01/25/2035, Series 2004-AR14, Class A1(4)	1,048	945
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust

3.10%, 06/25/2034, Series 2004-AR3, Class A2(4)	50	46
3.10%, 06/25/2034, Series 2004-AR3, Class A1(4)	890	816
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034, Series 2004-CB2, Class 3A	308	300
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034, Series 2004-CB3, Class 2A	951	905
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033, Series 2004-RS2, Class A4	19	17
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034, Series 2004-S2, Class 2A4	82	80
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034, Series 2004-S3, Class 1A5	6	6
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
3.56%, 09/25/2036, Series 2006-AR10, Class 2P(4)	4	3
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
3.68%, 08/25/2046, Series 2006-AR8, Class 1A2(4)	30	26
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035, Series 2005-1, Class CP	4	3
5.50%, 03/25/2035, Series 2005-1, Class 1A1	44	39
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
0.61% (1 Month LIBOR USD + 5.00%, 5.00% Cap), 04/25/2035, Series 2005-2, Class 2A3(3)(9)	77	3
0.66% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 04/25/2035, Series 2005-2, Class 1A4(3)(9)	358	13
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035, Series 2005-4, Class CX	129	20
5.50%, 06/25/2035, Series 2005-4, Class CB7	125	112
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035, Series 2005-6, Class 2A4	18	15
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036, Series 2006-1, Class 3A2	9	8
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033, Series 2003-MS7, Class P(5)	0	0
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033, Series 2003-1, Class APO	1	1
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037, Series 2007-PA3, Class 1A2	12	9
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048, Series 2015-C26, Class ASB	4,002	3,884
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048, Series 2015-C29, Class A3	6,649	6,336
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058, Series 2015-C30, Class A4	729	693
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048, Series 2015-C31, Class A4	3,280	3,116
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058, Series 2015-NXS2, Class A4	15,000	14,314
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048, Series 2015-P2, Class A4	7,273	6,915
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049, Series 2016-C34, Class A4	3,698	3,427
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049, Series 2016-NXS6, Class A3	20,000	18,385
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050, Series 2017-C38, Class A4	13,321	12,188
Wells Fargo Commercial Mortgage Trust 2017-RC1
3.63%, 01/15/2060, Series 2017-RC1, Class A4	10,000	9,333
Wells Fargo Commercial Mortgage Trust 2018-C47
4.44%, 09/15/2061, Series 2018-C47, Class A4	8,850	8,467
Wells Fargo Commercial Mortgage Trust 2020-C57
1.86%, 08/15/2053, Series 2020-C57, Class A3	19,500	15,587
2.12%, 08/15/2053, Series 2020-C57, Class A4	1,003	812
Wells Fargo Commercial Mortgage Trust 2020-C58
1.81%, 07/15/2053, Series 2020-C58, Class A3	23,000	18,284
Wells Fargo Commercial Mortgage Trust 2021-C61
2.66%, 11/15/2054, Series 2021-C61, Class A4	464	378
Wells Fargo Commercial Mortgage Trust 2021-SAVE
5.47% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 02/15/2040, Series 2021-SAVE, Class A(1)(3)	4,981	4,654
Wells Fargo Commercial Mortgage Trust 2022-C62
4.00%, 04/15/2055, Series 2022-C62, Class A4(4)	3,819	3,463
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037, Series 2007-7, Class A7	6	5
WFRBS Commercial Mortgage Trust 2013-C11

4.25%, 03/15/2045, Series 2013-C11, Class D(1)(4)	300	276
WFRBS Commercial Mortgage Trust 2013-C14
3.34%, 06/15/2046, Series 2013-C14, Class A5	230	227
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047, Series 2014-C21, Class A5	7,000	6,760
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/15/2047, Series 2014-C25, Class A5	3,846	3,691
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047, Series 2014-LC14, Class A4	6,643	6,526

Total Mortgage-Backed Obligations (Cost: $6,415,217)		5,852,137

Total Bonds & Notes (Cost: $17,387,389)		15,521,320

	Shares (000s)	Value (000s)
PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Corp., 5.35%	95	2,233

Total Financials		2,233

Total Preferred Stocks (Cost: $2,375)		2,233

SHORT-TERM INVESTMENTS – 2.35%
Money Market Funds – 2.34%
Fidelity Institutional Money Market Government Fund - Class I, 4.10%(11)	365,658	365,658

Total Money Market Funds (Cost: $365,658)		365,658

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.01%
ANZ, London, 3.84% due 01/03/2023	$900	900
BBVA, Madrid, 3.84% due 01/03/2023(5)	0	0
Royal Bank of Canada, Toronto, 3.84% due 01/03/2023	1,321	1,321

Total Time Deposits (Cost: $2,221)		2,221

Total Short-Term Investments (Cost: $367,879)		367,879

TOTAL INVESTMENTS IN SECURITIES – 101.63%
(Cost: $17,757,643)		15,891,432

TBA SALE COMMITMENTS – (0.39)%
Mortgage-Backed Obligations – (0.39)%
Fannie Mae
3.00%, 01/01/2053(12)	(20,000)	(17,547)
4.00%, 01/01/2053(12)	(21,000)	(19,692)
4.50%, 01/01/2053(12)	(5,500)	(5,292)
5.00%, 01/01/2053(12)	(18,000)	(17,734)

Total TBA Sale Commitments (Proceeds Received: $(61,454))		(60,265)

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.24)%		(195,312)

TOTAL NET ASSETS – 100.00%		$15,635,855

Percentages are stated as a percent of net assets.

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,199,312, which represents 20.46% of total net assets.

(2)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2022.
(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2022.
(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2022.
(5)	A zero balance may reflect actual amounts rounding to less than one thousand.
(6)	Security in default as of December 31, 2022. The value of these securities totals $246, which represents 0.00% of total net assets.
(7)	Inflation protected security. The value of these securities totals $3,545, which represents 0.02% of total net assets.
(8)	Assigned as collateral for certain futures contracts. The value of these pledged issues totals $52,950, which represents 0.34% of total net assets.
(9)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(10)	Delayed delivery purchase commitment security. The value of these securities totals $259,985, which represents 1.66% of total net assets.
(11)	Represents annualized seven-day yield as of the close of the reporting period.
(12)	Delayed delivery sale commitment security. The value of these securities totals $(60,265), which represents (0.39)% of total net assets.
(13)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $53,674, which represents 0.34% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
214	U.S. 2 Year Note Future	Mar. 2023	$43,870	$43,887	$17
4,755	U.S. 5 Year Note Future	Mar. 2023	515,066	513,206	(1,860)
836	U.S. 10 Year Note Future	Mar. 2023	94,917	93,880	(1,037)
168	U.S. Ultra 10 Year Note Future	Mar. 2023	20,033	19,872	(161)
1,555	U.S. Ultra Bond Future	Mar. 2023	209,534	208,856	(678)

					(3,719)

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(1,002)	U.S. Long Bond Future	Mar. 2023	$(126,496)	$(125,595)	$901

					$(2,818)

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 96.65%
Asset-Backed Obligations – 12.65%
522 Funding CLO 2018-3A Ltd.
5.28% (3 Month LIBOR USD + 1.04%, 1.04% Floor), 10/20/2031, Series 2018-3A, Class AR(1)(2)	$2,870	$2,807
522 Funding CLO 2019-5 Ltd.
5.19% (3 Month Term SOFR + 1.33%, 1.33% Floor), 04/15/2035, Series 2019-5A, Class AR(1)(2)	4,710	4,520
Aaset 2021-2 Trust
2.80%, 01/15/2047, Series 2021-2A, Class A(1)	8,100	6,520
ABFC 2005-WMC1 Trust
5.12% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 06/25/2035, Series 2005-WMC1, Class M3(2)	4,430	4,226
ABFC 2007-NC1 Trust
4.69% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 05/25/2037, Series 2007-NC1, Class A2(1)(2)	9,224	8,384
Accredited Mortgage Loan Trust 2006-2
4.65% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 09/25/2036, Series 2006-2, Class A4(2)	176	172
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
5.32% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 11/25/2034, Series 2004-HE3, Class M1(2)	4,200	4,111
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
5.09% (1 Month LIBOR USD + 0.71%, 0.71% Floor), 05/25/2035, Series 2005-HE3, Class M3(2)	3,255	3,160
ACRES Commercial Realty 2021-FL1 Ltd.
5.53% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 06/15/2036, Series 2021-FL1, Class A(1)(2)	221	214
ACRES Commercial Realty 2021-FL2 Ltd.
5.73% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 01/15/2037, Series 2021-FL2, Class A(1)(2)	5,330	5,147
Adams Outdoor Advertising LP
5.65%, 11/15/2048, Series 2018-1, Class B(1)	1,475	1,389
Aegis Asset Backed Securities Corp. Mortgage Pass-Through Certificates Series 2003-2
5.51% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 11/25/2033, Series 2003-2, Class M1(2)	598	554
Affirm Asset Securitization Trust 2021-B
1.40%, 08/17/2026, Series 2021-B, Class C(1)	835	759
AGL Core CLO 15 Ltd.
5.39% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/20/2035, Series 2021-15A, Class A1(1)(2)	3,850	3,755
AIG CLO 2019-2 Ltd.
5.96% (3 Month LIBOR USD + 1.60%, 1.60% Floor), 10/25/2033, Series 2019-2A, Class BR(1)(2)	4,500	4,361
Aimco CLO 12 Ltd.
5.03% (3 Month Term SOFR + 1.17%, 1.17% Floor), 01/17/2032, Series 2020-12A, Class AR(1)(2)	2,189	2,151
Aligned Data Centers Issuer LLC
1.94%, 08/15/2046, Series 2021-1A, Class A2(1)	17,968	15,346
Allegro CLO IX Ltd.
5.24% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/16/2031, Series 2018-3A, Class A(1)(2)	11,400	11,201
American Credit Acceptance Receivables Trust 2019-3
2.89%, 09/12/2025, Series 2019-3, Class D(1)	1,809	1,798
American Credit Acceptance Receivables Trust 2020-3
2.40%, 06/15/2026, Series 2020-3, Class D(1)	105	102
American Credit Acceptance Receivables Trust 2020-4
1.77%, 12/14/2026, Series 2020-4, Class D(1)	2,785	2,661
American Credit Acceptance Receivables Trust 2021-4
1.82%, 02/14/2028, Series 2021-4, Class D(1)	3,655	3,348
American Credit Acceptance Receivables Trust 2022-1
2.46%, 03/13/2028, Series 2022-1, Class D(1)	3,475	3,127
American Credit Acceptance Receivables Trust 2022-4
7.86%, 02/15/2029, Series 2022-4, Class C(1)	1,650	1,671
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036, Series 2014-SFR2, Class E(1)	515	502
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052, Series 2015-SFR1, Class E(1)	6,400	6,220
5.89%, 04/17/2052, Series 2015-SFR1, Class F(1)	2,378	2,293
Americredit Automobile Receivables Trust 2018-2
4.01%, 07/18/2024, Series 2018-2, Class D	2,905	2,900
AmeriCredit Automobile Receivables Trust 2019-3
2.58%, 09/18/2025, Series 2019-3, Class D	1,330	1,279
AmeriCredit Automobile Receivables Trust 2020-1
1.80%, 12/18/2025, Series 2020-1, Class D	3,030	2,859
AmeriCredit Automobile Receivables Trust 2020-2
2.13%, 03/18/2026, Series 2020-2, Class D	5,720	5,354
AmeriCredit Automobile Receivables Trust 2020-3
1.49%, 09/18/2026, Series 2020-3, Class D	7,135	6,592
AmeriCredit Automobile Receivables Trust 2021-1
0.89%, 10/19/2026, Series 2021-1, Class C	4,735	4,358
1.21%, 12/18/2026, Series 2021-1, Class D	5,425	4,854

Ammc CLO 19 Ltd.
5.22% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 10/16/2028, Series 2016-19A, Class AR(1)(2)		1,655	1,652
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class B(1)		20,305	18,172
Anchorage Capital CLO 15 Ltd.
5.44% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 07/20/2034, Series 2020-15A, Class AR(1)(2)		250	243
Anchorage Capital CLO 16 Ltd.
5.43% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/19/2035, Series 2020-16A, Class A1R(1)(2)		2,870	2,748
Anchorage Capital CLO 3-R Ltd.
5.42% (3 Month LIBOR USD + 1.05%), 01/28/2031, Series 2014-3RA, Class A(1)(2)		490	484
Apidos CLO XX
5.18% (3 Month LIBOR USD + 1.10%), 07/16/2031, Series 2015-20A, Class A1RA(1)(2)		4,190	4,133
Apidos CLO XXIII
5.30% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 04/15/2033, Series 2015-23A, Class AR(1)(2)		5,000	4,918
Apidos CLO XXIV
5.19% (3 Month LIBOR USD + 0.95%, 0.95% Floor), 10/20/2030, Series 2016-24A, Class A1AL(1)(2)		1,700	1,672
Apres Static CLO Ltd.
6.48% (3 Month LIBOR USD + 2.40%), 10/15/2028, Series 2019-1A, Class BR(1)(2)		10,045	9,988
Aqua Finance Trust 2021-A
2.40%, 07/17/2046, Series 2021-A, Class B(1)		1,550	1,305
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
6.87% (1 Month LIBOR USD + 2.55%, 2.55% Floor), 08/15/2034, Series 2021-FL3, Class E(1)(2)		6,250	5,446
Arbor Realty Commercial Real Estate Notes 2021-FL4 Ltd.
5.67% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 11/15/2036, Series 2021-FL4, Class A(1)(2)		14,520	13,952
Arbor Realty Commercial Real Estate Notes 2022-FL1 Ltd.
5.26% (30-day Average SOFR + 1.45%, 1.45% Floor), 01/15/2037, Series 2022-FL1, Class A(1)(2)		10,000	9,576
Arbor Realty Commercial Real Estate Notes 2022-FL2 Ltd.
6.19% (1 Month Term SOFR + 1.85%, 1.85% Floor), 05/15/2037, Series 2022-FL2, Class A(1)(2)		2,733	2,646
Ares European CLO
2.95% (3 Month EURIBOR + 0.66%, 0.66% Floor), 10/15/2030, Series 7A, Class A1RR(1)(2)	EUR	26,418	27,582
Ares LIX CLO Ltd.
5.39% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 04/25/2034, Series 2021-59A, Class A(1)(2)		$6,590	6,402
5.76% (3 Month LIBOR USD + 1.40%, 1.40% Floor), 04/25/2034, Series 2021-59A, Class B1(1)(2)		4,500	4,320
Ares LXII CLO Ltd.
6.01% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 01/25/2034, Series 2021-62A, Class B(1)(2)		8,350	8,053
Aurium CLO III DAC
2.05% (3 Month EURIBOR + 0.67%, 0.67% Floor), 04/16/2030, Series 3A, Class AR(1)(2)	EUR	897	939
Avis Budget Rental Car Funding AESOP LLC
2.02%, 02/20/2027, Series 2020-2A, Class A(1)		$9,740	8,827
2.35%, 02/20/2028, Series 2021-2A, Class C(1)		3,030	2,506
2.36%, 03/20/2026, Series 2019-3A, Class A(1)		12,120	11,280
4.08%, 02/20/2028, Series 2021-2A, Class D(1)		7,500	5,997
Bain Capital Credit CLO 2018-2
5.31% (3 Month LIBOR USD + 1.08%), 07/19/2031, Series 2018-2A, Class A1(1)(2)		250	246
Bain Capital Credit CLO 2020-4 Ltd.
5.65% (3 Month LIBOR USD + 1.41%, 1.41% Floor), 10/20/2033, Series 2020-4A, Class A1(1)(2)		250	245
Bain Capital Credit CLO 2021-4 Ltd.
5.41% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/20/2034, Series 2021-4A, Class A1(1)(2)		2,840	2,748
5.89% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/20/2034, Series 2021-4A, Class B(1)(2)		4,075	3,882
Bain Capital Euro CLO 2018-2 DAC
2.20% (3 Month EURIBOR + 0.74%, 0.74% Floor), 01/20/2032, Series 2018-2A, Class AR(1)(2)	EUR	24,900	25,967
Ballyrock CLO 15 Ltd.
5.14% (3 Month LIBOR USD + 1.06%, 1.06% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)		$10,050	9,702
Barings CLO Ltd. 2013-I
5.04% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/20/2028, Series 2013-IA, Class AR(1)(2)		1,975	1,961
Barings CLO Ltd. 2018-III
5.19% (3 Month LIBOR USD + 0.95%), 07/20/2029, Series 2018-3A, Class A1(1)(2)		497	493
BCMSC Trust 1999-B
6.61%, 12/15/2029, Series 1999-B, Class A1B(3)		3,594	466
BDS 2021-FL10 Ltd.
5.41% (1 Month LIBOR USD + 1.07%, 1.07% Floor), 06/16/2036, Series 2021-FL7, Class A(1)(2)		10,000	9,665
5.69% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 12/16/2036, Series 2021-FL10, Class A(1)(2)		15,910	15,395
BDS 2022-FL11 LLC
6.12% (1 Month Term SOFR + 1.80%, 1.80% Floor), 03/19/2039, Series 2022-FL11, Class ATS(1)(2)		3,627	3,496
Bear Stearns Asset Backed Securities I Trust 2005-EC1
4.62% (1 Month LIBOR USD + 0.78%), 11/25/2035, Series 2005-EC1, Class M3(2)		8,442	8,377
Bear Stearns Asset Backed Securities I Trust 2007-HE2
4.55% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 02/25/2037, Series 2007-HE2, Class 2A3(2)		2,989	2,945
Benefit Street Partners CLO IV Ltd.

5.79% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 01/20/2032, Series 2014-IVA, Class A2AR(1)(2)	9,595	9,274
Benefit Street Partners CLO X Ltd.
5.45% (3 Month LIBOR USD + 1.21%, 1.21% Floor), 04/20/2034, Series 2016-10A, Class A1RR(1)(2)	12,795	12,462
Benefit Street Partners CLO XX Ltd.
5.25% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/15/2034, Series 2020-20A, Class AR(1)(2)	6,155	5,964
BHG Securitization Trust 2022-A
2.70%, 02/20/2035, Series 2022-A, Class B(1)	12,175	10,582
BHG Securitization Trust 2022-C
5.32%, 10/17/2035, Series 2022-C, Class A(1)	1,664	1,651
5.93%, 10/17/2035, Series 2022-C, Class B(1)	551	541
Birch Grove CLO 2 Ltd.
5.49% (3 Month LIBOR USD + 1.26%, 1.26% Floor), 10/19/2034, Series 2021-2A, Class A1(1)(2)	4,000	3,873
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041, Series 2016-1A, Class A(1)(4)	958	784
BPCRE 2022-FL2 Ltd.
6.72% (1 Month Term SOFR + 2.40%, 2.40% Floor), 01/16/2037, Series 2022-FL2, Class A(1)(2)	1,493	1,465
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033, Series 2019-A, Class A(1)	1,291	1,213
Brex Commercial Charge Card Master Trust
2.09%, 07/15/2024, Series 2021-1, Class A(1)	3,335	3,299
BSPRT 2021-FL7 Issuer Ltd.
5.64% (1 Month LIBOR USD + 1.32%, 1.32% Floor), 12/15/2038, Series 2021-FL7, Class A(1)(2)	9,900	9,469
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(1)	2,555	2,244
Carlyle Global Market Strategies CLO 2014-1 Ltd.
5.05% (3 Month LIBOR USD + 0.97%, 0.97% Floor), 04/17/2031, Series 2014-1A, Class A1R2(1)(2)	997	980
Carlyle Global Market Strategies CLO 2014-2R Ltd.
5.66% (3 Month LIBOR USD + 1.05%), 05/15/2031, Series 2014-2RA, Class A1(1)(2)	1,168	1,148
Carlyle Global Market Strategies CLO 2014-5 Ltd.
5.22% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/15/2031, Series 2014-5A, Class A1RR(1)(2)	9,518	9,374
CARLYLE US CLO 2017-4 Ltd.
5.26% (3 Month LIBOR USD + 1.18%, 1.18% Floor), 01/15/2030, Series 2017-4A, Class A1(1)(2)	13,000	12,788
Carlyle US CLO 2021-1 Ltd.
5.22% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)	1,750	1,695
Carmax Auto Owner Trust 2019-2
3.41%, 10/15/2025, Series 2019-2, Class D	2,055	2,031
Carmax Auto Owner Trust 2019-3
2.85%, 01/15/2026, Series 2019-3, Class D	1,120	1,087
Carmax Auto Owner Trust 2020-1
2.64%, 07/15/2026, Series 2020-1, Class D	2,622	2,523
CarMax Auto Owner Trust 2020-3
2.53%, 01/15/2027, Series 2020-3, Class D	1,510	1,415
CarMax Auto Owner Trust 2020-4
1.75%, 04/15/2027, Series 2020-4, Class D	1,875	1,711
Carmax Auto Owner Trust 2021-1
1.28%, 07/15/2027, Series 2021-1, Class D	825	734
CarMax Auto Owner Trust 2021-3
1.50%, 01/18/2028, Series 2021-3, Class D	2,010	1,753
CarMax Auto Owner Trust 2022-1
2.47%, 07/17/2028, Series 2022-1, Class D	1,235	1,075
CarNow Auto Receivables Trust 2022-1
3.44%, 07/15/2024, Series 2022-1A, Class A(1)	4,331	4,319
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028, Series 2021-N3, Class C	3,979	3,846
Carvana Auto Receivables Trust 2021-N4
1.72%, 09/11/2028, Series 2021-N4, Class C	2,540	2,425
2.30%, 09/11/2028, Series 2021-N4, Class D	5,760	5,230
Carvana Auto Receivables Trust 2021-P3
1.93%, 10/12/2027, Series 2021-P3, Class C	4,125	3,284
Carvana Auto Receivables Trust 2021-P4
2.33%, 02/10/2028, Series 2021-P4, Class C	2,720	2,236
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043, Series 2018-1, Class A(1)	2,529	2,216
CBAM 2019-9 Ltd.
5.36% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 02/12/2030, Series 2019-9A, Class A(1)(2)	11,470	11,386
Cedar Funding IX CLO Ltd.
5.22% (3 Month LIBOR USD + 0.98%, 0.98% Floor), 04/20/2031, Series 2018-9A, Class A1(1)(2)	8,110	7,994
Cedar Funding X CLO Ltd.
5.84% (3 Month LIBOR USD + 1.60%, 1.60% Floor), 10/20/2032, Series 2019-10A, Class BR(1)(2)	5,430	5,221

Centex Home Equity Loan Trust 2005-B
5.03% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 03/25/2035, Series 2005-B, Class M2(2)	3,170	3,115
Centex Home Equity Loan Trust 2005-D
5.35% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 10/25/2035, Series 2005-D, Class M5(2)	2,131	2,068
CHEC Loan Trust 2004-2
5.35% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 06/25/2034, Series 2004-2, Class M1(2)	1,095	1,064
CIFC Funding 2015-IV Ltd.
5.31% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 04/20/2034, Series 2015-4A, Class A1A2(1)(2)	19,600	18,962
5.69% (3 Month LIBOR USD + 1.45%, 1.45% Floor), 04/20/2034, Series 2015-4A, Class A2R2(1)(2)	2,145	2,065
CIFC Funding 2017-III Ltd.
5.46% (3 Month LIBOR USD + 1.22%), 07/20/2030, Series 2017-3A, Class A1(1)(2)	498	491
CIFC Funding 2018-I Ltd.
5.19% (3 Month LIBOR USD + 1.00%), 04/18/2031, Series 2018-1A, Class A(1)(2)	3,400	3,350
CIFC Funding 2019-V Ltd.
5.22% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 01/15/2035, Series 2019-5A, Class A1R1(1)(2)	3,350	3,239
CIFC Funding 2021-VII Ltd.
5.45% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/23/2035, Series 2021-7A, Class A1(1)(2)	11,700	11,272
CIT Mortgage Loan Trust 2007-1
5.89% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 10/25/2037, Series 2007-1, Class 1M1(1)(2)	2,000	1,895
Citigroup Mortgage Loan Trust, Inc.
5.02% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 02/25/2035, Series 2005-OPT1, Class M1(2)	1,779	1,636
5.29% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 09/25/2035, Series 2005-HE3, Class M4(2)	7,900	7,213
5.29% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2035, Series 2005-HE4, Class M4(2)	14,327	11,463
College Ave Student Loans 2021-A LLC
2.92%, 07/25/2051, Series 2021-A, Class C(1)	480	431
College Avenue Student Loans 2018-A LLC
4.13%, 12/26/2047, Series 2018-A, Class A2(1)	1,661	1,545
5.59% (1 Month LIBOR USD + 1.20%), 12/26/2047, Series 2018-A, Class A1(1)(2)	1,218	1,194
College Avenue Student Loans LLC
6.04% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 11/26/2046, Series 2017-A, Class A1(1)(2)	2,233	2,185
Commonbond Student Loan Trust 2020-1
1.69%, 10/25/2051, Series 2020-1, Class A(1)	1,688	1,497
Commonwealth of Puerto Rico
0.00%, 11/01/2043(5)	1,531	670
Concord Music Royalties LLC
6.50%, 01/20/2073, Series 2022-1A, Class A2(1)	2,577	2,517
Conseco Finance Securitizations Corp.
7.97%, 05/01/2032, Series 2000-4, Class A5	734	152
8.06%, 09/01/2029, Series 2000-1, Class A5(3)	13,024	2,896
8.31%, 05/01/2032, Series 2000-4, Class A6(3)	8,505	1,838
Conseco Financial Corp.
7.70%, 05/15/2027(3)	2,899	2,697
CoreVest American Finance 2018-1 Trust
3.80%, 06/15/2051, Series 2018-1, Class A(1)	5	5
CoreVest American Finance 2018-2 Trust
4.03%, 11/15/2052, Series 2018-2, Class A(1)	9,550	9,404
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(1)	1,578	1,478
3.16%, 10/15/2052, Series 2019-3, Class B(1)	1,470	1,245
Corevest American Finance 2021-1 Trust
2.80%, 04/15/2053, Series 2021-1, Class C(1)	1,525	1,173
CoreVest American Finance 2021-2 Trust
2.48%, 07/15/2054, Series 2021-2, Class C(1)	3,100	2,266
CoreVest American Finance 2021-3 Trust
3.47%, 10/15/2054, Series 2021-3, Class D(1)	1,630	1,232
Countrywide Asset-Backed Certificates
4.89% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/25/2046, Series 2006-8, Class 2A4(2)	19,716	18,347
CPS Auto Receivables Trust 2020-C
1.71%, 08/17/2026, Series 2020-C, Class C(1)	293	291
CPS Auto Receivables Trust 2022-C
4.18%, 04/15/2030, Series 2022-C, Class A(1)	13,991	13,867
Credit Acceptance Auto Loan Trust 2020-2
2.73%, 11/15/2029, Series 2020-2A, Class C(1)	1,935	1,877
Credit Acceptance Auto Loan Trust 2021-3
1.63%, 09/16/2030, Series 2021-3A, Class C(1)	2,360	2,128
Credit Acceptance Auto Loan Trust 2021-4
1.94%, 02/18/2031, Series 2021-4, Class C(1)	5,235	4,751
Credit-Based Asset Servicing & Securitization LLC
4.69% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 10/25/2036, Series 2006-CB8, Class A2C(2)	10,701	8,652

5.17% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 07/25/2033, Series 2004-CB2, Class M1(2)	3,619	3,413
Crown City CLO III
5.41% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1A(1)(2)	250	242
CVS Pass-Through Trust
6.94%, 01/10/2030	788	802
CWABS Asset-Backed Certificates Trust 2004-13
5.81% (1 Month LIBOR USD + 1.43%, 1.43% Floor), 06/25/2035, Series 2004-14, Class M4(2)	4,270	4,111
CWABS Asset-Backed Certificates Trust 2005-7
5.44% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 11/25/2035, Series 2005-7, Class MV4(2)	50	49
CWABS Asset-Backed Certificates Trust 2005-9
5.36% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 01/25/2036, Series 2005-9, Class M2(2)	4,493	4,320
CWABS Asset-Backed Certificates Trust 2005-AB4
4.87% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 03/25/2036, Series 2005-AB4, Class 1A(2)	1,817	1,720
CWABS Asset-Backed Certificates Trust 2006-2
4.62% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 04/25/2047, Series 2006-20, Class 2A4(2)	20,739	18,600
5.02% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 06/25/2036, Series 2006-2, Class M2(2)	23,500	21,849
CWABS Asset-Backed Certificates Trust 2006-22
4.61% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 05/25/2047, Series 2006-22, Class 2A4(2)	7,349	6,885
CWABS Asset-Backed Certificates Trust 2006-BC1
4.97% (1 Month LIBOR USD + 0.59%, 0.59% Floor), 04/25/2036, Series 2006-BC1, Class M3(2)	1,000	879
CWABS Asset-Backed Certificates Trust 2007-10
4.57% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 06/25/2047, Series 2007-10, Class 1A1(2)	25,789	23,825
CWABS Asset-Backed Certificates Trust 2007-2
4.61% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 08/25/2037, Series 2007-2, Class 2A4(2)	25,730	21,653
CWABS Asset-Backed Certificates Trust 2007-8
4.64% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/25/2036, Series 2007-9, Class 2A4(2)	1,420	1,269
CWABS Asset-Backed Certificates Trust 2007-BC2
4.68% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 06/25/2037, Series 2007-BC2, Class 2A4(2)	5,972	5,664
CWABS Revolving Home Equity Loan Trust Series 2004-T
4.56% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 16.00% Cap), 02/15/2030, Series 2004-T, Class 2A(2)	3,031	2,959
CWABS, Inc. Asset-backed Certificates Series 2007-12
5.13% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 08/25/2047, Series 2007-12, Class 1A1(2)	3,238	3,110
CWHEQ Revolving Home Equity Loan Resuritization Trust Series 2006-RES
4.51% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 16.00% Cap), 05/15/2035, Series 2006-RES, Class 5B1B(1)(2)	200	199
DB Master Finance LLC
4.03%, 11/20/2047, Series 2017-1A, Class A2II(1)	2,092	1,901
4.35%, 05/20/2049, Series 2019-1A, Class A23(1)	1,790	1,632
Dell Equipment Finance Trust 2020-2
1.37%, 01/22/2024, Series 2020-2, Class C(1)	4,930	4,832
1.92%, 03/23/2026, Series 2020-2, Class D(1)	500	491
Dewolf Park CLO Ltd.
5.53% (3 Month LIBOR USD + 1.45%, 1.35% Floor), 10/15/2030, Series 2017-1A, Class BR(1)(2)	12,235	11,887
Diameter Capital CLO 1 Ltd.
5.32% (3 Month LIBOR USD + 1.24%, 1.24% Floor), 07/15/2036, Series 2021-1A, Class A1A(1)(2)	4,390	4,211
Diameter Capital CLO 3 Ltd.
5.25% (3 Month Term SOFR + 1.39%, 1.39% Floor), 04/15/2037, Series 2022-3A, Class A1A(1)(2)	4,770	4,614
Domino’s Pizza Master Issuer LLC
2.66%, 04/25/2051, Series 2021-1A, Class A2I(1)	11,451	9,523
3.67%, 10/25/2049, Series 2019-1A, Class A2(1)	6,314	5,455
4.33%, 07/25/2048, Series 2018-1A, Class A2II(1)	2,390	2,210
Drive Auto Receivables Trust 2018-5
4.30%, 04/15/2026, Series 2018-5, Class D	1,289	1,288
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026, Series 2019-1, Class D	1,521	1,517
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029, Series 2021-1, Class D	6,530	6,119
Dryden 30 Senior Loan Fund
5.43% (3 Month LIBOR USD + 0.82%), 11/15/2028, Series 2013-30A, Class AR(1)(2)	1,009	993
Dryden 36 Senior Loan Fund
5.10% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/15/2029, Series 2014-36A, Class AR3(1)(2)	9,221	9,121
Dryden 64 CLO Ltd.
5.16% (3 Month LIBOR USD + 0.97%), 04/18/2031, Series 2018-64A, Class A(1)(2)	5,900	5,793
Dryden 83 CLO Ltd.
5.41% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 01/18/2032, Series 2020-83A, Class A(1)(2)	1,250	1,224
Dryden 86 CLO Ltd.
5.18% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/17/2034, Series 2020-86A, Class A1R(1)(2)	8,050	7,797
Dryden XXVI Senior Loan Fund
4.98% (3 Month LIBOR USD + 0.90%), 04/15/2029, Series 2013-26A, Class AR(1)(2)	4,054	4,005
DT Auto Owner Trust 2019-3

2.96%, 04/15/2025, Series 2019-3A, Class D(1)	1,257	1,241
DT Auto Owner Trust 2020-3
1.47%, 06/15/2026, Series 2020-3A, Class C(1)	3,850	3,725
DT Auto Owner Trust 2021-1
1.16%, 11/16/2026, Series 2021-1A, Class D(1)	2,650	2,440
DT Auto Owner Trust 2021-2
1.50%, 02/16/2027, Series 2021-2A, Class D(1)	2,250	2,065
DT Auto Owner Trust 2022-1
3.40%, 12/15/2027, Series 2022-1A, Class D(1)	11,305	10,289
Eaton Vance CLO 2014-1R Ltd.
5.57% (3 Month LIBOR USD + 1.49%), 07/15/2030, Series 2014-1RA, Class A2(1)(2)	1,000	973
Eaton Vance CLO 2019-1 Ltd.
5.18% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 04/15/2031, Series 2019-1A, Class AR(1)(2)	23,000	22,359
ECAF I Ltd.
3.47%, 06/15/2040, Series 2015-1A, Class A1(1)	238	148
ECMC Group Student Loan Trust
5.39% (1 Month LIBOR USD + 1.00%), 07/25/2069, Series 2019-1A, Class A1B(1)(2)	805	786
ECMC Group Student Loan Trust 2017-2
5.44% (1 Month LIBOR USD + 1.05%), 05/25/2067, Series 2017-2A, Class A(1)(2)	6,880	6,622
EDvestinU Private Education Loan Issue No 4 LLC
5.25%, 11/25/2040, Series 2022-A, Class A(1)	1,140	1,106
Elara HGV Timeshare Issuer 2021-A LLC
2.09%, 08/27/2035, Series 2021-A, Class C(1)	506	443
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044, Series 2019-A, Class A(1)	1,608	1,467
ELFI Graduate Loan Program 2021-A LLC
2.09%, 12/26/2046, Series 2021-A, Class B(1)(3)	511	437
Ellington Loan Acquisition Trust 2007-1
5.49% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 05/25/2037, Series 2007-1, Class A1(1)(2)	670	641
Elmwood CLO 15 Ltd.
5.38% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/22/2035, Series 2022-2A, Class A1(1)(2)	11,210	10,920
Elmwood CLO I Ltd.
5.69% (3 Month LIBOR USD + 1.45%, 1.45% Floor), 10/20/2033, Series 2019-1A, Class AR(1)(2)	2,000	1,964
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026, Series 2020-2A, Class D(1)	3,090	3,059
Exeter Automobile Receivables Trust 2020-3
1.73%, 07/15/2026, Series 2020-3A, Class D	1,175	1,132
Exeter Automobile Receivables Trust 2021-2
1.08%, 11/16/2026, Series 2021-1A, Class D	2,515	2,351
Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D	2,920	2,736
Exeter Automobile Receivables Trust 2022-6
6.32%, 05/15/2028, Series 2022-6A, Class C	2,180	2,181
FHF Trust 2021-1
2.29%, 03/15/2027, Series 2021-1A, Class B(1)	4,000	3,710
FHF Trust 2022-1
4.43%, 01/18/2028, Series 2022-1A, Class A(1)	6,164	6,017
Fieldstone Mortgage Investment Trust Series 2006-3
4.30% (1 Month LIBOR USD + 0.28%, 0.28% Floor, 12.25% Cap), 11/25/2036, Series 2006-3, Class 1A(2)	3,854	3,500
First Franklin Mortgage Loan Trust 2002-FF4
5.25% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 02/25/2033, Series 2002-FF4, Class 1A2(2)	3,602	3,402
First Franklin Mortgage Loan Trust 2003-FFH2
5.77% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 02/25/2034, Series 2003-FFH2, Class M1A(2)	4,168	4,088
First Franklin Mortgage Loan Trust 2004-FF7
6.56% (1 Month LIBOR USD + 2.18%, 2.18% Floor), 09/25/2034, Series 2004-FF7, Class M5(2)	854	859
First Franklin Mortgage Loan Trust 2006-FF11
4.75% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 08/25/2036, Series 2006-FF11, Class 1A2(2)	26,104	24,753
First Franklin Mortgage Loan Trust 2006-FF16
4.81% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 12/25/2036, Series 2006-FF16, Class 2A4(2)	5,348	2,296
First Franklin Mortgage Loan Trust 2006-FF17
4.54% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036, Series 2006-FF17, Class A5(2)	3,003	2,717
First Franklin Mortgage Loan Trust 2006-FF2
4.99% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 02/25/2036, Series 2006-FF2, Class A5(2)	9,665	8,763
First Franklin Mortgage Loan Trust Series 2005-FF12
5.09% (1 Month LIBOR USD + 0.71%, 0.71% Floor), 11/25/2036, Series 2005-FF12, Class M2(2)	1,846	1,752
First Investors Auto Owner Trust 2022-1
3.79%, 06/15/2028, Series 2022-1A, Class D(1)	2,875	2,602
FirstKey Homes 2020-SFR1 Trust
2.24%, 08/17/2037, Series 2020-SFR1, Class D(1)	1,590	1,415
2.79%, 08/17/2037, Series 2020-SFR1, Class E(1)	805	719

FirstKey Homes 2021-SFR1 Trust
2.39%, 08/17/2038, Series 2021-SFR1, Class E1(1)		4,795	3,998
FirstKey Homes 2021-SFR2 Trust
2.26%, 09/17/2038, Series 2021-SFR2, Class E1(1)		3,380	2,801
2.36%, 09/17/2038, Series 2021-SFR2, Class E2(1)		2,000	1,643
FirstKey Homes 2022-SFR2 Trust
4.50%, 07/17/2039, Series 2022-SFR2, Class D(1)		10,352	9,071
Flagship Credit Auto Trust 2018-2
4.23%, 09/16/2024, Series 2018-2, Class D(1)		978	975
Flagship Credit Auto Trust 2019-3
2.86%, 12/15/2025, Series 2019-3, Class D(1)		2,235	2,149
Flagship Credit Auto Trust 2020-4
2.18%, 02/16/2027, Series 2020-4, Class D(1)		8,135	7,621
Flagship Credit Auto Trust 2021-1
1.27%, 03/15/2027, Series 2021-1, Class D(1)		1,480	1,333
Flagship Credit Auto Trust 2021-2
1.59%, 06/15/2027, Series 2021-2, Class D(1)		3,085	2,748
Flagship Credit Auto Trust 2022-2
4.76%, 05/17/2027, Series 2022-2, Class B(1)		5,200	5,020
Flatiron CLO 19 Ltd.
5.72% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 11/16/2034, Series 2019-1A, Class AR(1)(2)		500	488
Ford Auto Securitization Trust
2.47%, 02/15/2025, Series 2019-BA, Class A3(1)	CAD	3,201	2,330
2.55%, 09/15/2024, Series 2019-AA, Class A3(1)		2,186	1,603
2.76%, 04/15/2028, Series 2020-AA, Class C(1)		290	202
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/2024, Series 2020-B, Class A3		$2,963	2,931
Ford Credit Auto Owner Trust 2020-C
0.41%, 07/15/2025, Series 2020-C, Class A3		6,711	6,549
Ford Credit Auto Owner Trust 2021-A
0.30%, 08/15/2025, Series 2021-A, Class A3		13,346	12,964
Ford Credit Floorplan Master Owner Trust A
1.32%, 09/15/2027, Series 2020-2, Class B		4,235	3,767
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(1)		4,890	4,519
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(1)		3,280	2,970
FREED ABS Trust 2021-2
1.94%, 06/19/2028, Series 2021-2, Class C(1)		885	859
FREED ABS Trust 2021-3FP
2.37%, 11/20/2028, Series 2021-3FP, Class D(1)		3,655	3,325
FREED ABS Trust 2022-1FP
3.35%, 03/19/2029, Series 2022-1FP, Class D(1)		3,290	3,008
Fremont Home Loan Trust 2003-1
5.66% (1 Month LIBOR USD + 1.28%, 1.28% Floor), 02/25/2033, Series 2003-1, Class M1(2)		1,677	1,649
Fremont Home Loan Trust 2004-4
5.18% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 03/25/2035, Series 2004-4, Class M1(2)		21,669	20,127
Fremont Home Loan Trust 2004-C
5.36% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 08/25/2034, Series 2004-C, Class M1(2)		7,137	6,559
Fremont Home Loan Trust 2005-1
5.54% (1 Month LIBOR USD + 1.16%, 1.16% Floor), 06/25/2035, Series 2005-1, Class M6(2)		3,072	2,387
Fremont Home Loan Trust 2005-2
5.14% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 06/25/2035, Series 2005-2, Class M3(2)		1,826	1,767
Fremont Home Loan Trust 2005-C
5.17% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 07/25/2035, Series 2005-C, Class M3(2)		10,200	9,639
5.32% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 07/25/2035, Series 2005-C, Class M4(2)		6,749	5,612
FRTKL 2021-SFR1
2.37%, 09/17/2038, Series 2021-SFR1, Class E1(1)		1,420	1,181
2.52%, 09/17/2038, Series 2021-SFR1, Class E2(1)		1,190	987
FS Rialto 2022-Fl4 Issuer LLC
5.71% (30-day Average SOFR + 1.90%, 1.90% Floor), 01/19/2039, Series 2022-FL4, Class A(1)(2)		6,401	6,244
FS Rialto 2022-FL6 Issuer LLC
6.90% (1 Month Term SOFR + 2.58%, 2.58% Floor), 08/17/2037, Series 2022-FL6, Class A(1)(2)		3,607	3,554
FS Rialto 2022-FL7 Issuer LLC
6.81% (1 Month Term SOFR + 2.90%, 2.90% Floor), 10/19/2039, Series 2022-FL7, Class A(1)(2)		1,583	1,572
Galaxy XXII CLO Ltd.
5.28% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 04/16/2034, Series 2016-22A, Class ARR(1)(2)		6,490	6,321

Gallatin CLO IX 2018-1 Ltd.
5.33% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 01/21/2028, Series 2018-1A, Class A(1)(2)		5,972	5,927
Gallatin CLO VIII 2017-1 Ltd.
5.17% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 07/15/2031, Series 2017-1A, Class A1R(1)(2)		34,600	34,024
Generate CLO 5 Ltd.
5.50% (3 Month LIBOR USD + 1.18%), 10/22/2031, Series 5A, Class A(1)(2)		500	491
Generate CLO 6 Ltd.
5.52% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/22/2035, Series 6A, Class A1R(1)(2)		750	728
Generate CLO 7 Ltd.
5.69% (3 Month LIBOR USD + 1.37%, 1.37% Floor), 01/22/2033, Series 7A, Class A1(1)(2)		1,400	1,369
GLS Auto Receivables Issuer Trust 2021-2
1.42%, 04/15/2027, Series 2021-2A, Class D(1)		5,235	4,749
GM Financial Automobile Leasing Trust 2020-3
1.11%, 10/21/2024, Series 2020-3, Class C		2,675	2,648
GM Financial Automobile Leasing Trust 2021-1
1.01%, 07/21/2025, Series 2021-1, Class D		3,055	2,952
GM Financial Consumer Automobile Receivables Trust 2019-4
1.75%, 07/16/2024, Series 2019-4, Class A3		322	321
GM Financial Consumer Automobile Receivables Trust 2021-1
0.35%, 10/16/2025, Series 2021-1, Class A3		4,538	4,391
GM Financial Consumer Automobile Receivables Trust 2021-2
0.51%, 04/16/2026, Series 2021-2, Class A3		15,370	14,769
GMF Floorplan Owner Revolving Trust
1.31%, 10/15/2025, Series 2020-2, Class C(1)		3,040	2,916
1.48%, 08/15/2025, Series 2020-1, Class C(1)		735	712
3.30%, 04/15/2026, Series 2019-2, Class C(1)		6,875	6,629
Goldentree Loan Management US CLO 10 Ltd.
5.34% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/20/2034, Series 2021-10A, Class A(1)(2)		1,000	973
Goldentree Loan Management US CLO 8 Ltd.
5.39% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2034, Series 2020-8A, Class AR(1)(2)		4,735	4,613
GoldenTree Loan Opportunities IX Ltd.
5.52% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/29/2029, Series 2014-9A, Class AR2(1)(2)		10,368	10,279
Goldman Home Improvement Trust 2022-GRN2 Issuer Trust
6.80%, 10/25/2052, Series 2022-GRN2, Class A(1)		1,507	1,505
Golub Capital Partners CLO 51M Ltd.
6.08% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 05/05/2034, Series 2021-51A, Class A(1)(2)		25,300	24,312
Golub Capital Partners CLO 55B Ltd.
5.44% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 07/20/2034, Series 2021-55A, Class A(1)(2)		3,990	3,876
GoodLeap Sustainable Home Solutions Trust 2022-3
4.95%, 07/20/2049, Series 2022-3CS, Class A(1)		1,790	1,656
GRACIE POINT INTERNATIONAL FUNDING 2022-2
6.80% (30-day Average SOFR + 2.75%), 07/01/2024, Series 2022-2A, Class A(1)(2)		3,156	3,156
7.40% (30-day Average SOFR + 3.35%), 07/01/2024, Series 2022-2A, Class B(1)(2)		1,257	1,257
Greystone Commercial Real Estate Notes 2019-FL2 Ltd.
5.50% (1 Month LIBOR USD + 1.18%, 1.18% Floor), 09/15/2037, Series 2019-FL2, Class A(1)(2)		1,324	1,293
Greystone CRE Notes 2021-FL3 Ltd.
5.34% (1 Month LIBOR USD + 1.02%, 1.02% Floor), 07/15/2039, Series 2021-FL3, Class A(1)(2)		548	523
GREYWOLF CLO VII Ltd.
5.40% (3 Month Term SOFR + 1.44%, 1.18% Floor), 10/20/2031, Series 2018-2A, Class A1(1)(2)		500	491
GSAMP Trust 2005-AHL
5.36% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 04/25/2035, Series 2005-AHL, Class M2(2)		3,841	3,583
GSAMP Trust 2007-FM2
4.45% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2037, Series 2007-FM2, Class A2A(2)		1,573	943
Gulf Stream Meridian 1 Ltd.
5.45% (3 Month LIBOR USD + 1.37%, 1.37% Floor), 04/15/2033, Series 2020-IA, Class A1(1)(2)		2,000	1,957
Gulf Stream Meridian 3 Ltd.
5.40% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 04/15/2034, Series 2021-IIIA, Class A1(1)(2)		3,200	3,130
Gulf Stream Meridian 4 Ltd.
5.28% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 07/15/2034, Series 2021-4A, Class A1(1)(2)		1,250	1,210
Gulf Stream Meridian 7 Ltd.
5.22% (3 Month Term SOFR + 1.36%, 1.36% Floor), 07/15/2035, Series 2022-7A, Class A1(1)(2)		18,270	17,650
HalseyPoint CLO 3 Ltd.
5.86% (3 Month LIBOR USD + 1.45%, 1.45% Floor), 11/30/2032, Series 2020-3A, Class A1A(1)(2)		1,050	1,030
Hardee’s Funding LLC
2.87%, 06/20/2051, Series 2021-1A, Class A2(1)		4,718	3,761
4.96%, 06/20/2048, Series 2018-1A, Class A2II(1)		7,196	6,758
Harley Marine Financing LLC
6.68%, 05/15/2043, Series 2018-1A, Class A2(1)(4)		686	677
Harvest CLO XXI DAC
1.04% (3 Month EURIBOR + 0.66%), 07/15/2031, Series 21A, Class A2R(1)(2)	EUR	4,100	3,935
2.14% (3 Month EURIBOR + 0.76%, 0.76% Floor), 07/15/2031, Series 21A, Class A1R(1)(2)		34,400	35,760

Harvest SBA Loan Trust 2018-1
6.27% (1 Month LIBOR USD + 2.25%), 08/25/2044, Series 2018-1, Class A(1)(2)	$2,407	2,407
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026, Series 2022-1A, Class D(1)	11,604	10,247
6.31%, 03/25/2025, Series 2022-3A, Class D(1)	8,879	8,529
Hertz Vehicle Financing LLC
6.56%, 09/25/2026, Series 2022-4A, Class D(1)	6,660	6,153
Highbridge Loan Management 7-2015 Ltd.
5.79% (3 Month LIBOR USD + 1.18%), 03/15/2027, Series 7A-2015, Class BR(1)(2)	1,730	1,708
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(1)	53	52
2.96%, 12/26/2028, Series 2017-AA, Class B(1)	24	24
HIN Timeshare Trust 2020-A
3.42%, 10/09/2039, Series 2020-A, Class C(1)	148	136
Hipgnosis Music Assets 2022-1 LP
5.00%, 05/16/2062, Series 2022-1, Class A(1)	2,434	2,239
Home Partners of America 2019-1 Trust
3.41%, 09/17/2039, Series 2019-1, Class D(1)	1,158	995
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039, Series 2019-2, Class D(1)	1,192	990
Home Partners of America 2021-1 Trust
2.58%, 09/17/2041, Series 2021-1, Class E(1)	773	590
Home Partners of America 2021-2 Trust
2.95%, 12/17/2026, Series 2021-2, Class E2(1)	4,278	3,490
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(1)	15,651	13,174
Honda Auto Receivables 2019-4 Owner Trust
1.83%, 01/18/2024, Series 2019-4, Class A3	201	200
Honda Auto Receivables 2020-1 Owner Trust
1.61%, 04/22/2024, Series 2020-1, Class A3	2,281	2,260
Honda Auto Receivables 2020-3 Owner Trust
0.37%, 10/18/2024, Series 2020-3, Class A3	3,757	3,675
Honda Auto Receivables 2021-1 Owner Trust
0.27%, 04/21/2025, Series 2021-1, Class A3	7,268	7,031
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039, Series 2019-1, Class A(1)	1,139	896
HPEFS Equipment Trust
2.40%, 11/20/2029, Series 2022-1A, Class D(1)	3,390	3,071
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030, Series 2020-1A, Class D(1)	1,900	1,881
HPEFS Equipment Trust 2021-1
1.03%, 03/20/2031, Series 2021-1A, Class D(1)	1,775	1,674
Huntington CDO Ltd.
5.03% (3 Month LIBOR USD + 0.50%), 11/05/2040, Series 2005-1A, Class A2(1)(2)	7,833	7,597
IXIS Real Estate Capital Trust 2005-HE2
5.36% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 09/25/2035, Series 2005-HE2, Class M5(2)	4,408	4,278
JMP Credit Advisors CLO IV Ltd.
5.36% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 07/17/2029, Series 2017-1A, Class AR(1)(2)	4,516	4,483
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
2.81% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 10/25/2035, Series 2005-FRE1, Class M2(2)	7,044	5,788
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
4.93% (1 Month LIBOR USD + 0.54%, 0.54% Floor), 02/25/2036, Series 2006-FRE2, Class M2(2)	8,467	7,169
JP Morgan Mortgage Acquisition Corp. 2006-WMC1
4.93% (1 Month LIBOR USD + 0.54%, 0.54% Floor), 03/25/2036, Series 2006-WMC1, Class A5(2)	6,057	5,494
JP Morgan Mortgage Acquisition Trust 2006-CW1
4.82% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 05/25/2036, Series 2006-CW1, Class M2(2)	11,322	9,684
JP Morgan Mortgage Acquisition Trust 2006-WMC4
4.51% (1 Month LIBOR USD + 0.12%, 0.12% Floor), 12/25/2036, Series 2006-WMC4, Class A3(2)	19,444	10,425
4.54% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036, Series 2006-WMC4, Class A4(2)	17,708	9,518
JP Morgan Mortgage Acquisition Trust 2007-CH3
4.65% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2037, Series 2007-CH3, Class A5(2)	12,463	12,100
JP Morgan Mortgage Acquisition Trust 2007-CH5
4.66% (1 Month LIBOR USD + 0.41%, 0.27% Floor), 06/25/2037, Series 2007-CH5, Class M1(2)	6,439	5,986
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038, Series 2018-1A, Class A(1)	2,856	2,257
KKR CLO 11 Ltd.
5.26% (3 Month LIBOR USD + 1.18%, 1.18% Floor), 01/15/2031, Series 11, Class AR(1)(2)	8,900	8,752

KKR CLO 29 Ltd.
5.58% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 01/15/2032, Series 29A, Class B(1)(2)	8,540	8,197
KREF 2022-FL3 Ltd.
5.77% (1 Month Term SOFR + 1.45%, 1.45% Floor), 02/17/2039, Series 2022-FL3, Class A(1)(2)	10,000	9,692
Laurel Road Prime Student Loan Trust 2020-A
1.40%, 11/25/2050, Series 2020-A, Class A2FX(1)	4,486	4,061
LCM XVII LP
5.21% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 10/15/2031, Series 17A, Class A1AR(1)(2)	1,500	1,478
Lehman XS Trust 2007-6
4.81% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 05/25/2037, Series 2007-6, Class 2A1(2)	6,907	5,551
Lendmark Funding Trust 2022-1
5.12%, 07/20/2032, Series 2022-1A, Class A(1)	2,819	2,724
LoanCore 2022-CRE7 Issuer Ltd.
5.36% (30-day Average SOFR + 1.55%, 1.55% Floor), 01/17/2037, Series 2022-CRE7, Class A(1)(2)	10,854	10,499
Long Beach Mortgage Loan Trust 2004-6
5.59% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 11/25/2034, Series 2004-6, Class M1(2)	18,187	16,076
Long Beach Mortgage Loan Trust 2005-2
5.51% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 04/25/2035, Series 2005-2, Class M6(2)	12,500	11,660
Long Beach Mortgage Loan Trust 2005-WL2
5.17% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 08/25/2035, Series 2005-WL2, Class M3(2)	9,075	8,832
Long Beach Mortgage Loan Trust 2006-WL1
5.02% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 01/25/2046, Series 2006-WL1, Class M1(2)	14,656	13,425
Madison Park Funding XLVII Ltd.
6.08% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 01/19/2034, Series 2020-47A, Class B(1)(2)	500	486
Madison Park Funding XLVIII Ltd.
5.68% (3 Month LIBOR USD + 1.45%, 1.45% Floor), 04/19/2033, Series 2021-48A, Class B(1)(2)	2,750	2,632
Madison Park Funding XVIII Ltd.
5.22% (3 Month LIBOR USD + 0.94%, 0.94% Floor), 10/21/2030, Series 2015-18A, Class ARR(1)(2)	5,185	5,098
Madison Park Funding XXV Ltd.
6.01% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 04/25/2029, Series 2017-25A, Class A2R(1)(2)	8,235	8,056
Madison Park Funding XXVI Ltd.
5.61% (3 Month LIBOR USD + 1.20%), 07/29/2030, Series 2017-26A, Class AR(1)(2)	2,940	2,911
Madison Park Funding XXXIII Ltd.
5.15% (3 Month Term SOFR + 1.29%, 1.29% Floor), 10/15/2032, Series 2019-33A, Class AR(1)(2)	14,360	14,074
Madison Park Funding XXXIV Ltd.
5.48% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 04/25/2032, Series 2019-34A, Class AR(1)(2)	250	246
Madison Park Funding XXXIX Ltd.
5.97% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/22/2034, Series 2021-39A, Class B(1)(2)	25,900	25,012
Madison Park Funding XXXV Ltd.
5.23% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 04/20/2032, Series 2019-35A, Class A1R(1)(2)	2,500	2,445
Madison Park Funding XXXVII Ltd.
5.15% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 07/15/2033, Series 2019-37A, Class AR(1)(2)	3,845	3,764
Magnetite VII Ltd.
4.88% (3 Month LIBOR USD + 0.80%), 01/15/2028, Series 2012-7A, Class A1R2(1)(2)	10,584	10,429
Magnetite VIII Ltd.
5.06% (3 Month LIBOR USD + 0.98%, 0.98% Floor), 04/15/2031, Series 2014-8A, Class AR2(1)(2)	1,089	1,072
Magnetite XXV Ltd.
5.56% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/25/2032, Series 2020-25A, Class A(1)(2)	18,000	17,763
MAPS 2018-1 Ltd.
4.21%, 05/15/2043, Series 2018-1A, Class A(1)	4,530	4,044
MAPS 2019-1 Ltd.
4.46%, 03/15/2044, Series 2019-1A, Class A(1)	988	867
MAPS 2021-1 Trust
2.52%, 06/15/2046, Series 2021-1A, Class A(1)	13,347	11,074
Marble Point CLO X Ltd.
5.12% (3 Month LIBOR USD + 1.04%, 1.04% Floor), 10/15/2030, Series 2017-1A, Class AR(1)(2)	800	785
Mariner Finance Issuance Trust 2022-A
6.45%, 10/20/2037, Series 2022-AA, Class A(1)	2,778	2,758
Marlette Funding Trust 2021-2
1.50%, 09/15/2031, Series 2021-2A, Class C(1)	1,120	1,035
Marlette Funding Trust 2021-3
1.81%, 12/15/2031, Series 2021-3A, Class C(1)	2,145	1,921
MASTR Asset Backed Securities Trust 2004-WMC1
5.17% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 02/25/2034, Series 2004-WMC1, Class M1(2)	990	974
MASTR Specialized Loan Trust
4.91% (1 Month LIBOR USD + 0.52%, 0.52% Floor), 02/25/2036, Series 2006-2, Class A(1)(2)	447	423
Mercury Financial Credit Card Master Trust
1.54%, 03/20/2026, Series 2021-1A, Class A(1)	4,880	4,656
4.21%, 03/20/2026, Series 2021-1A, Class C(1)	5,000	4,573

Merlin Aviation Holdings DAC
4.50%, 12/15/2032, Series 2016-1, Class A(1)(4)	1,102	843
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
4.87% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 05/25/2037, Series 2007-2, Class A2C(2)	2,160	1,624
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5
5.39% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2037, Series 2007-5, Class 2A2(2)	14,320	12,184
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1
4.53% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 08/25/2037, Series 2006-OPT1, Class A1(2)	11,926	10,371
METAL 2017-1 LLC
4.58%, 10/15/2042, Series 2017-1, Class A(1)	3,051	1,573
MF1 2020-FL4 Ltd.
6.15% (1 Month Term SOFR + 1.81%, 1.70% Floor), 11/15/2035, Series 2020-FL4, Class A(1)(2)	21,362	21,004
MF1 2021-FL6 Ltd.
5.43% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 07/16/2036, Series 2021-FL6, Class A(1)(2)	16,219	15,582
MF1 2021-FL7 Ltd.
5.42% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 10/16/2036, Series 2021-FL7, Class A(1)(2)	24,302	23,235
MF1 2022-FL10 LLC
6.96% (1 Month Term SOFR + 2.64%, 2.64% Floor), 09/17/2037, Series 2022-FL10, Class A(1)(2)	1,188	1,181
MF1 2022-FL8 Ltd.
5.18% (30-day Average SOFR + 1.35%, 1.35% Floor), 02/19/2037, Series 2022-FL8, Class A(1)(2)	6,050	5,801
MF1 2022-FL9 LLC
6.47% (1 Month Term SOFR + 2.15%, 2.15% Floor), 06/19/2037, Series 2022-FL9, Class A(1)(2)	1,546	1,523
Midocean Credit CLO VIII
5.73% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 02/20/2031, Series 2018-8A, Class A1R(1)(2)	27,400	26,921
Mission Lane Credit Card Master Trust
2.24%, 09/15/2026, Series 2021-A, Class B(1)	1,195	1,157
Morgan Stanley ABS Capital I, Inc. Trust 2004-HE8
5.35% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 09/25/2034, Series 2004-HE8, Class M1(2)	1,323	1,253
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
5.32% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 02/25/2035, Series 2005-WMC2, Class M4(2)	1,569	1,395
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
4.52% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 10/25/2036, Series 2006-HE8, Class A1(2)	464	406
Morgan Stanley Capital I, Inc. Trust 2006-HE1
4.97% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 01/25/2036, Series 2006-HE1, Class A4(2)	5,572	5,309
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.70%, 11/25/2036, Series 2006-15XS, Class A4A(4)	12,550	2,865
Morgan Stanley Mortgage Loan Trust 2007-8XS
4.92% (1 Month LIBOR USD + 0.53%, 0.53% Floor, 6.25% Cap), 04/25/2037, Series 2007-8XS, Class A5(2)	19,454	7,731
4.93% (1 Month LIBOR USD + 0.54%, 0.54% Floor, 6.26% Cap), 04/25/2037, Series 2007-8XS, Class A9(2)	1,879	747
Mosaic Solar Loan Trust 2022-3
6.16%, 06/20/2053, Series 2022-3A, Class A(1)	523	522
Mountain View CLO 2017-1 LLC
5.17% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 10/16/2029, Series 2017-1A, Class AR(1)(2)	12,985	12,781
Mountain View CLO IX Ltd.
5.20% (3 Month LIBOR USD + 1.12%), 07/15/2031, Series 2015-9A, Class A1R(1)(2)	1,400	1,376
Mountain View CLO X Ltd.
4.76% (3 Month LIBOR USD + 0.82%, 0.82% Floor), 10/13/2027, Series 2015-10A, Class AR(1)(2)	242	242
MVW 2020-1 LLC
4.21%, 10/20/2037, Series 2020-1A, Class C(1)	274	257
MVW 2021-1W LLC
1.94%, 01/22/2041, Series 2021-1WA, Class C(1)	625	561
MVW 2021-2 LLC
2.23%, 05/20/2039, Series 2021-2A, Class C(1)	10,551	9,333
MVW Owner Trust 2017-1
2.75%, 12/20/2034, Series 2017-1A, Class B(1)	31	30
MVW Owner Trust 2019-1
3.33%, 11/20/2036, Series 2019-1A, Class C(1)	174	160
Nassau 2017-I Ltd.
5.23% (3 Month LIBOR USD + 1.15%), 10/15/2029, Series 2017-IA, Class A1AS(1)(2)	12,389	12,303
National Collegiate Student Loan Trust 2005-3
2.82% (1 Month LIBOR USD + 0.29%), 10/25/2033, Series 2005-3W, Class A51(1)(2)	3,833	3,695
Navient Private Education Loan Trust 2015-B
5.77% (1 Month LIBOR USD + 1.45%), 07/16/2040, Series 2015-BA, Class A3(1)(2)	10,639	10,484
Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058, Series 2017-A, Class A2A(1)	108	106
3.91%, 12/16/2058, Series 2017-A, Class B(1)	440	410
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059, Series 2018-BA, Class A2A(1)	856	831
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042, Series 2018-A, Class A2(1)	229	228

Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(1)	186	182
Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068, Series 2019-FA, Class A2(1)	2,923	2,705
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068, Series 2019-GA, Class A(1)	3,075	2,815
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(1)	3,035	2,755
Navient Private Education Refi Loan Trust 2020-C
2.15%, 11/15/2068, Series 2020-CA, Class A2A(1)	4,192	3,806
2.83%, 11/15/2068, Series 2020-CA, Class B(1)	4,665	3,727
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069, Series 2020-DA, Class A(1)	5,316	4,778
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069, Series 2020-GA, Class A(1)	3,567	3,163
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069, Series 2020-HA, Class A(1)	2,539	2,279
1.33%, 04/15/2069, Series 2020-IA, Class A1A(1)	8,022	6,836
5.32% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 04/15/2069, Series 2020-IA, Class A1B(1)(2)	13,830	13,448
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069, Series 2021-A, Class A(1)	3,035	2,624
2.24%, 05/15/2069, Series 2021-A, Class B(1)	360	254
Navient Private Education Refi Loan Trust 2021-E
2.03%, 12/16/2069, Series 2021-EA, Class B(1)	1,680	1,070
Navient Private Education Refi Loan Trust 2021-F
2.12%, 02/18/2070, Series 2021-FA, Class B(1)	3,810	2,455
Navient Student Loan Trust 2014-3
5.01% (1 Month LIBOR USD + 0.62%), 03/25/2083, Series 2014-3, Class A(2)	212	205
Navient Student Loan Trust 2016-2
5.89% (1 Month LIBOR USD + 1.50%), 06/25/2065, Series 2016-2A, Class A3(1)(2)	5,518	5,468
Navient Student Loan Trust 2018-2
5.14% (1 Month LIBOR USD + 0.75%), 03/25/2067, Series 2018-2A, Class A3(1)(2)	14,553	14,213
Navigator Aircraft ABS Ltd.
2.77%, 11/15/2046, Series 2021-1, Class A(1)(4)	13,417	11,269
Nelnet Student Loan Trust 2006-1
5.14% (3 Month LIBOR USD + 0.45%), 08/23/2036, Series 2006-1, Class A6(1)(2)	20,758	20,186
Nelnet Student Loan Trust 2014-2
5.24% (1 Month LIBOR USD + 0.85%), 07/27/2037, Series 2014-2A, Class A3(1)(2)	4,250	4,067
Nelnet Student Loan Trust 2021-B
1.42%, 04/20/2062, Series 2021-BA, Class AFX(1)	7,298	6,484
Neuberger Berman CLO XIV Ltd.
5.40% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 01/28/2030, Series 2013-14A, Class AR2(1)(2)	2,292	2,263
Neuberger Berman CLO XVI-S Ltd.
5.12% (3 Month LIBOR USD + 1.04%, 1.04% Floor), 04/15/2034, Series 2017-16SA, Class AR(1)(2)	18,770	18,157
Neuberger Berman Loan Advisers CLO 32 Ltd.
5.22% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 01/20/2032, Series 2019-32A, Class AR(1)(2)	15,740	15,417
Neuberger Berman Loan Advisers CLO 42 Ltd.
5.18% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/16/2035, Series 2021-42A, Class A(1)(2)	550	532
Neuberger Berman Loan Advisers CLO 43 Ltd.
5.21% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 07/17/2035, Series 2021-43A, Class A(1)(2)	29,715	29,025
New Century Home Equity Loan Trust 2005-1
5.06% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 12.50% Cap), 03/25/2035, Series 2005-1, Class M1(2)	3,516	3,433
New Century Home Equity Loan Trust Series 2005-D
5.09% (1 Month LIBOR USD + 0.71%, 0.71% Floor), 02/25/2036, Series 2005-D, Class M2(2)	10,390	8,554
Nissan Auto Receivables 2019-C Owner Trust
1.93%, 07/15/2024, Series 2019-C, Class A3	702	699
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3	2,635	2,600
Nissan Auto Receivables 2020-B Owner Trust
0.55%, 07/15/2024, Series 2020-B, Class A3	1,208	1,198
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
5.00% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 02/25/2036, Series 2006-HE1, Class M1(2)	390	389
OCP CLO 2014-5 Ltd.
5.41% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 04/26/2031, Series 2014-5A, Class A1R(1)(2)	1,250	1,231
OCP CLO 2014-7 Ltd.
5.36% (3 Month LIBOR USD + 1.12%), 07/20/2029, Series 2014-7A, Class A1RR(1)(2)	13,729	13,563
OCP CLO 2020-19 Ltd.
5.39% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2034, Series 2020-19A, Class AR(1)(2)	12,450	12,048

Octagon Investment Partners 29 Ltd.
5.50% (3 Month LIBOR USD + 1.18%), 01/24/2033, Series 2016-1A, Class AR(1)(2)	7,880	7,743
Octagon Investment Partners 43 Ltd.
6.01% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/25/2032, Series 2019-1A, Class A2(1)(2)	1,250	1,214
Octagon Investment Partners XV Ltd.
5.20% (3 Month LIBOR USD + 0.97%, 0.97% Floor), 07/19/2030, Series 2013-1A, Class A1RR(1)(2)	8,915	8,812
Octagon Investment Partners XVI Ltd.
5.10% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 07/17/2030, Series 2013-1A, Class A1R(1)(2)	1,000	985
Octagon Investment Partners XVII Ltd.
5.76% (3 Month LIBOR USD + 1.40%), 01/25/2031, Series 2013-1A, Class BR2(1)(2)	2,500	2,421
OHA Credit Funding 3 Ltd.
5.38% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/02/2035, Series 2019-3A, Class AR(1)(2)	8,770	8,487
OHA Credit Funding 4 Ltd.
5.47% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/22/2036, Series 2019-4A, Class AR(1)(2)	750	727
OHA Credit Funding 6 Ltd.
5.38% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/20/2034, Series 2020-6A, Class AR(1)(2)	6,730	6,506
OHA Credit Funding 7 Ltd.
5.26% (3 Month Term SOFR + 1.30%, 1.30% Floor), 02/24/2037, Series 2020-7A, Class AR(1)(2)	330	321
OHA Credit Partners XIII Ltd.
5.98% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 10/25/2034, Series 2016-13A, Class BR(1)(2)	250	240
OHA Credit Partners XV Ltd.
5.61% (3 Month LIBOR USD + 1.37%), 01/20/2030, Series 2017-15A, Class B(1)(2)	15,180	14,784
OHA Credit Partners XVI
5.34% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/18/2034, Series 2021-16A, Class A(1)(2)	6,680	6,496
OneMain Financial Issuance Trust 2018-2
3.57%, 03/14/2033, Series 2018-2A, Class A(1)	2,256	2,212
4.04%, 03/14/2033, Series 2018-2A, Class C(1)	1,015	953
OneMain Financial Issuance Trust 2019-2
3.14%, 10/14/2036, Series 2019-2A, Class A(1)	356	318
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(1)	3,465	3,027
OneMain Financial Issuance Trust 2020-A
4.83%, 05/14/2032, Series 2020-1A, Class B(1)	2,425	2,409
OneMain Financial Issuance Trust 2021-1
2.47%, 06/16/2036, Series 2021-1A, Class D(1)	3,300	2,528
4.57% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2(1)(2)	244	233
OneMain Financial Issuance Trust 2022-2
4.89%, 10/14/2034, Series 2022-2A, Class A(1)	36,849	35,972
5.24%, 10/14/2034, Series 2022-2A, Class B(1)	2,646	2,566
OneMain Financial Issuance Trust 2022-3
5.94%, 05/15/2034, Series 2022-3A, Class A(1)	5,301	5,277
OneMain Financial Issuance Trust 2022-S1
5.20%, 05/14/2035, Series 2022-S1, Class D(1)	8,785	7,943
Option One Mortgage Loan Trust 2004-2
5.18% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/25/2034, Series 2004-2, Class M1(2)	5,026	4,827
Option One Mortgage Loan Trust 2005-2
5.05% (1 Month LIBOR USD + 0.66%, 0.66% Floor), 05/25/2035, Series 2005-2, Class M1(2)	81	80
Option One Mortgage Loan Trust 2006-1
4.99% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 01/25/2036, Series 2006-1, Class 2A4(2)	7,688	7,443
Option One Mortgage Loan Trust 2006-3
4.53% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 02/25/2037, Series 2006-3, Class 1A1(2)	15,865	10,560
Option One Mortgage Loan Trust 2007-4
4.57% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 04/25/2037, Series 2007-4, Class 2A2(2)	14,532	8,457
OZLM VI Ltd.
5.16% (3 Month LIBOR USD + 1.08%), 04/17/2031, Series 2014-6A, Class A1S(1)(2)	15,517	15,163
OZLM VII Ltd.
5.09% (3 Month LIBOR USD + 1.01%, 1.01% Floor), 07/17/2029, Series 2014-7RA, Class A1R(1)(2)	5,370	5,305
OZLM VIII Ltd.
5.06% (3 Month LIBOR USD + 0.98%, 0.98% Floor), 10/17/2029, Series 2014-8A, Class A1R3(1)(2)	33,711	33,227
5.73% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 10/17/2029, Series 2014-8A, Class A2R3(1)(2)	2,955	2,891
Pagaya AI Debt Selection Trust 2021-5
1.53%, 08/15/2029, Series 2021-5, Class A(1)	22,264	21,472
Palmer Square CLO 2013-2 Ltd.
5.73% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 10/17/2031, Series 2013-2A, Class A2R3(1)(2)	250	243
Palmer Square CLO 2020-3 Ltd.
5.69% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 11/15/2031, Series 2020-3A, Class A1AR(1)(2)	26,020	25,590
Palmer Square CLO 2021-2 Ltd.
5.23% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/15/2034, Series 2021-2A, Class A(1)(2)	9,020	8,767
Palmer Square CLO 2021-4 Ltd.
5.25% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/15/2034, Series 2021-4A, Class A(1)(2)	22,275	21,626

Palmer Square Loan Funding 2020-1 Ltd.
6.58% (3 Month LIBOR USD + 1.90%, 1.90% Floor), 02/20/2028, Series 2020-1A, Class B(1)(2)	4,590	4,512
Palmer Square Loan Funding 2021-2 Ltd.
5.93% (3 Month LIBOR USD + 1.25%, 1.25% Floor), 05/20/2029, Series 2021-2A, Class A2(1)(2)	11,775	11,472
Palmer Square Loan Funding 2021-3 Ltd.
5.04% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 07/20/2029, Series 2021-3A, Class A1(1)(2)	3,856	3,806
5.64% (3 Month LIBOR USD + 1.40%, 1.40% Floor), 07/20/2029, Series 2021-3A, Class A2(1)(2)	4,000	3,894
Palmer Square Loan Funding 2021-4 Ltd.
5.48% (3 Month LIBOR USD + 1.40%, 1.40% Floor), 10/15/2029, Series 2021-4A, Class A2(1)(2)	2,000	1,931
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4
5.17% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 09/25/2035, Series 2005-WHQ4, Class M3(2)	8,000	6,634
Pikes Peak CLO 11
4.13% (3 Month Term SOFR + 1.95%, 1.95% Floor), 07/25/2034, Series 2022-11A, Class A1(1)(2)	1,760	1,726
Planet Fitness Master Issuer LLC
3.25%, 12/05/2051, Series 2022-1A, Class A2I(1)	119	104
3.86%, 12/05/2049, Series 2019-1A, Class A2(1)	1,431	1,175
4.67%, 09/05/2048, Series 2018-1A, Class A2II(1)	4,223	3,954
Prestige Auto Receivables Trust 2020-1
3.67%, 02/15/2028, Series 2020-1A, Class E(1)	3,270	3,186
PRET 2021-NPL5 LLC
2.49%, 10/25/2051, Series 2021-NPL5, Class A1(1)(4)	23,868	21,551
PRET 2021-RN3 LLC
1.84%, 09/25/2051, Series 2021-RN3, Class A1(1)(4)	32,486	28,951
PRET 2022-RN1 LLC
3.72%, 07/25/2051, Series 2022-RN1, Class A1(1)(4)	22,076	20,605
PRET 2022-RN2 LLC
5.00%, 06/25/2052, Series 2022-RN2, Class A1(1)(4)	29,315	27,225
Progress Residential 2019-SFR4 Trust
3.14%, 10/17/2036, Series 2019-SFR4, Class D(1)	1,915	1,793
Progress Residential 2020-SFR3 Trust
1.50%, 10/17/2027, Series 2020-SFR3, Class B(1)	345	305
2.30%, 10/17/2027, Series 2020-SFR3, Class E(1)	545	475
2.80%, 10/17/2027, Series 2020-SFR3, Class F(1)	10,915	9,546
Progress Residential 2021-SFR11 Trust
2.28%, 01/17/2039, Series 2021-SFR11, Class A(1)	11,973	9,877
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(1)	4,365	3,693
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(1)	1,815	1,536
2.69%, 05/17/2026, Series 2021-SFR3, Class E2(1)	1,510	1,274
Progress Residential 2021-SFR4
2.41%, 05/17/2038, Series 2021-SFR4, Class E1(1)	955	797
2.56%, 05/17/2038, Series 2021-SFR4, Class E2(1)	640	534
Progress Residential 2021-SFR5 Trust
2.21%, 07/17/2038, Series 2021-SFR5, Class E1(1)	2,185	1,819
2.36%, 07/17/2038, Series 2021-SFR5, Class E2(1)	545	451
Progress Residential 2021-SFR7 Trust
2.59%, 08/17/2040, Series 2021-SFR7, Class E1(1)	3,970	3,056
2.64%, 08/17/2040, Series 2021-SFR7, Class E2(1)	1,035	793
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(1)	1,130	877
3.01%, 11/17/2040, Series 2021-SFR9, Class E2(1)	615	480
Progress Residential Trust
2.43%, 07/17/2038, Series 2021-SFR6, Class E1(1)	2,730	2,263
2.53%, 07/17/2038, Series 2021-SFR6, Class E2(1)	1,375	1,126
RAAC Series 2006-RP4 Trust
4.94% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 14.00% Cap), 01/25/2046, Series 2006-RP4, Class M1(1)(2)	9,038	8,787
Rad CLO 15 Ltd.
5.33% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 01/20/2034, Series 2021-15A, Class A(1)(2)	5,310	5,186
Rad CLO 5 Ltd.
5.44% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 07/24/2032, Series 2019-5A, Class AR(1)(2)	700	685
RAMP Series 2005-RS5 Trust
5.41% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 14.00% Cap), 05/25/2035, Series 2005-RS5, Class M5(2)	500	489
RASC Series 2005-KS10 Trust
5.05% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 14.00% Cap), 11/25/2035, Series 2005-KS10, Class M2(2)	1,369	1,361
RASC Series 2006-EMX6 Trust
4.93% (1 Month LIBOR USD + 0.27%, 0.27% Floor, 14.00% Cap), 07/25/2036, Series 2006-EMX6, Class A4(2)	218	187
RASC Series 2007-KS3 Trust
4.73% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 14.00% Cap), 04/25/2037, Series 2007-KS3, Class AI4(2)	26,372	24,587

Regional Management Issuance Trust 2021-2
1.90%, 08/15/2033, Series 2021-2, Class A(1)	356	296
Regional Management Issuance Trust 2022-1
3.07%, 03/15/2032, Series 2022-1, Class A(1)	1,326	1,210
Regional Management Issuance Trust 2022-2B
7.10%, 11/17/2032, Series 2022-2B, Class A(1)	3,422	3,441
Republic Finance Issuance Trust 2021-A
3.53%, 12/22/2031, Series 2021-A, Class C(1)	795	691
Rockford Tower CLO 2017-3 Ltd.
5.43% (3 Month LIBOR USD + 1.19%), 10/20/2030, Series 2017-3A, Class A(1)(2)	7,100	7,009
Rockford Tower CLO 2019-2 Ltd.
5.78% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 08/20/2032, Series 2019-2A, Class AR(1)(2)	13,850	13,476
Rockford Tower CLO 2021-1 Ltd.
5.41% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1(1)(2)	25,790	24,945
RR 3 Ltd.
5.17% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 01/15/2030, Series 2018-3A, Class A1R2(1)(2)	3,040	3,005
Santander Drive Auto Receivables Trust 2019-3
2.68%, 10/15/2025, Series 2019-3, Class D	2,002	1,993
Santander Drive Auto Receivables Trust 2020-1
4.11%, 12/15/2025, Series 2020-1, Class C	543	540
5.35%, 03/15/2028, Series 2020-1, Class D	7,195	7,183
Santander Drive Auto Receivables Trust 2020-4
1.48%, 01/15/2027, Series 2020-4, Class D	595	568
Santander Drive Auto Receivables Trust 2021-3
1.33%, 09/15/2027, Series 2021-3, Class D	9,445	8,751
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027, Series 2021-4, Class D	6,305	5,807
Santander Retail Auto Lease Trust 2021-A
1.38%, 03/22/2027, Series 2021-A, Class D(1)	8,685	8,100
Saxon Asset Securities Trust 2006-1
4.85% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 12.25% Cap), 03/25/2036, Series 2006-1, Class M1(2)	1,052	995
Saxon Asset Securities Trust 2007-2
4.59% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 05/25/2047, Series 2007-2, Class A1(2)	18,077	15,603
Saxon Asset Securities Trust 2007-3
4.70% (1 Month LIBOR USD + 0.31%, 0.31% Floor), 09/25/2037, Series 2007-3, Class 1A(2)	15,173	14,201
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(1)	340	299
SCF Equipment Leasing 2022-1 LLC
3.79%, 11/20/2031, Series 2022-1A, Class D(1)	2,740	2,369
SCF Equipment Leasing 2022-2 LLC
6.50%, 08/20/2032, Series 2022-2A, Class C(1)	3,145	3,067
Sculptor CLO XXVIII Ltd.
6.04% (3 Month LIBOR USD + 1.80%, 1.80% Floor), 01/20/2035, Series 28A, Class B1(1)(2)	3,700	3,572
Securitized Asset Backed Receivables LLC Trust 2004-OP1
5.15% (1 Month LIBOR USD + 0.77%, 0.77% Floor), 02/25/2034, Series 2004-OP1, Class M1(2)	7,838	7,713
Securitized Asset Backed Receivables LLC Trust 2005-HE1
5.03% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 10/25/2035, Series 2005-HE1, Class M1(2)	2,715	2,325
Securitized Asset Backed Receivables LLC Trust 2006-CB5
4.67% (1 Month LIBOR USD + 0.28%, 0.28% Floor), 06/25/2036, Series 2006-CB5, Class A3(2)	4,067	2,566
ServiceMaster Funding LLC
2.84%, 01/30/2051, Series 2020-1, Class A2I(1)	636	509
Sesac Finance LLC
5.50%, 07/25/2052, Series 2022-1, Class A2(1)	877	818
Shackleton 2019-XIV CLO Ltd.
6.04% (3 Month LIBOR USD + 1.80%, 1.80% Floor), 07/20/2034, Series 2019-14A, Class BR(1)(2)	3,430	3,289
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042, Series 2015-1A, Class A(1)	965	738
Sierra Timeshare 2019-1 Receivables Funding LLC
3.20%, 01/20/2036, Series 2019-1A, Class A(1)	545	523
Sierra Timeshare 2019-2 Receivables Funding LLC
3.12%, 05/20/2036, Series 2019-2A, Class C(1)	1,037	967
Sierra Timeshare 2019-3 Receivables Funding LLC
3.00%, 08/20/2036, Series 2019-3A, Class C(1)	676	636
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(1)	2,037	1,863
1.79%, 11/20/2037, Series 2021-1A, Class C(1)	565	516
Sixth Street CLO XVI Ltd.
5.56% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/20/2032, Series 2020-16A, Class A1A(1)(2)	6,370	6,311

S-Jets 2017-1 Ltd.
3.97%, 08/15/2042, Series 2017-1, Class A(1)	13,253	10,271
Slam 2021-1 Ltd.
2.43%, 06/15/2046, Series 2021-1A, Class A(1)	8,999	7,445
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033, Series 2003-B, Class A3(3)	1,454	1,424
SLM Private Credit Student Loan Trust 2005-B
5.10% (3 Month LIBOR USD + 0.33%), 06/15/2039, Series 2005-B, Class A4(2)	4,888	4,635
SLM Student Loan Trust 2003-7
5.97% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 12/15/2033, Series 2003-7A, Class A5A(1)(2)	6,054	5,934
SLM Student Loan Trust 2005-4
4.53% (3 Month LIBOR USD + 0.17%), 07/25/2040, Series 2005-4, Class A4(2)	11,000	10,311
SLM Student Loan Trust 2006-10
4.58% (3 Month LIBOR USD + 0.22%), 03/25/2044, Series 2006-10, Class B(2)	1,455	1,308
SLM Student Loan Trust 2008-5
6.06% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/25/2023, Series 2008-5, Class A4(2)	2,650	2,622
6.21% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 07/25/2073, Series 2008-5, Class B(2)	7,350	6,941
SLM Student Loan Trust 2008-6
5.46% (3 Month LIBOR USD + 1.10%), 07/25/2023, Series 2008-6, Class A4(2)	9,407	9,103
SLM Student Loan Trust 2008-7
5.26% (3 Month LIBOR USD + 0.90%), 07/25/2023, Series 2008-7, Class A4(2)	7,348	7,272
SLM Student Loan Trust 2012-1
5.34% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 09/25/2028, Series 2012-1, Class A3(2)	9,187	8,893
SLM Student Loan Trust 2012-2
5.09% (1 Month LIBOR USD + 0.70%), 01/25/2029, Series 2012-2, Class A(2)	10,832	10,348
SLM Student Loan Trust 2012-7
5.04% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/26/2026, Series 2012-7, Class A3(2)	3,637	3,499
6.19% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/25/2043, Series 2012-7, Class B(2)	2,220	2,089
SLM Student Loan Trust 2014-1
4.99% (1 Month LIBOR USD + 0.60%), 02/26/2029, Series 2014-1, Class A3(2)	2,132	2,037
SMB Private Education Loan Trust 2015-B
6.07% (1 Month LIBOR USD + 1.75%), 05/17/2032, Series 2015-B, Class A3(1)(2)	701	700
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043, Series 2015-C, Class B(1)	1,295	1,218
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031, Series 2016-A, Class A2A(1)	102	97
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032, Series 2016-B, Class A2A(1)	611	584
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034, Series 2016-C, Class A2A(1)	188	179
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034, Series 2017-A, Class A2A(1)	600	575
SMB Private Education Loan Trust 2017-B
2.82%, 10/15/2035, Series 2017-B, Class A2A(1)	1,321	1,257
SMB Private Education Loan Trust 2018-A
3.50%, 02/15/2036, Series 2018-A, Class A2A(1)	6,840	6,516
SMB Private Education Loan Trust 2018-B
3.60%, 01/15/2037, Series 2018-B, Class A2A(1)	2,884	2,761
4.00%, 07/15/2042, Series 2018-B, Class B(1)	285	252
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035, Series 2018-C, Class A2A(1)	6,889	6,475
4.00%, 11/17/2042, Series 2018-C, Class B(1)	770	674
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036, Series 2019-A, Class A2A(1)	4,643	4,416
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037, Series 2019-B, Class A2A(1)	4,506	4,212
SMB Private Education Loan Trust 2020-A
2.23%, 09/15/2037, Series 2020-A, Class A2A(1)	8,582	7,830
SMB Private Education Loan Trust 2020-PTB
1.60%, 09/15/2054, Series 2020-PTB, Class A2A(1)	5,402	4,771
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053, Series 2021-A, Class APT1(1)	7,872	6,754
SMB Private Education Loan Trust 2022-B
3.94%, 02/16/2055, Series 2022-B, Class A1A(1)	34,194	31,593
4.67% (30-day Average SOFR + 1.45%), 02/16/2055, Series 2022-B, Class A1B(1)(2)	30,838	29,886
SoFi Consumer Loan Program 2021-1 Trust
2.04%, 09/25/2030, Series 2021-1, Class D(1)	925	838
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039, Series 2016-D, Class B(1)(3)	490	453

SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040, Series 2017-A, Class C(1)(3)	1,030	917
SoFi Professional Loan Program 2017-C LLC
4.99% (1 Month LIBOR USD + 0.60%), 07/25/2040, Series 2017-C, Class A1(1)(2)	306	305
SoFi Professional Loan Program 2017-D LLC
2.65%, 09/25/2040, Series 2017-D, Class A2FX(1)	819	782
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040, Series 2017-E, Class C(1)	695	605
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041, Series 2017-F, Class BFX(1)	1,405	1,214
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048, Series 2018-C, Class BFX(1)	1,875	1,749
Sound Point CLO XIV Ltd.
5.31% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 01/23/2029, Series 2016-3A, Class AR2(1)(2)	1,767	1,749
Sound Point CLO XV Ltd.
5.22% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/23/2029, Series 2017-1A, Class ARR(1)(2)	2,053	2,032
Sound Point CLO XX Ltd.
5.43% (3 Month LIBOR USD + 1.10%), 07/26/2031, Series 2018-2A, Class A(1)(2)	530	517
Soundview Home Loan Trust 2006-OPT5
4.87% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 07/25/2036, Series 2006-OPT5, Class 2A4(2)	21,571	18,914
Southwick Park CLO LLC
5.30% (3 Month LIBOR USD + 1.06%, 1.06% Floor), 07/20/2032, Series 2019-4A, Class A1R(1)(2)	11,400	11,196
Specialty Underwriting & Residential Finance Trust Series 2006-BC2
3.59%, 02/25/2037, Series 2006-BC2, Class A2C(4)	10,859	4,248
Specialty Underwriting & Residential Finance Trust Series 2006-BC5
4.67% (1 Month LIBOR USD + 0.28%, 0.28% Floor), 11/25/2037, Series 2006-BC5, Class A1(2)	10,592	8,412
Stack Infrastructure Issuer LLC Series 2019-1
4.54%, 02/25/2044, Series 2019-1A, Class A2(1)	7,160	6,986
Stratus CLO 2021-3 Ltd.
5.19% (3 Month LIBOR USD + 0.95%, 0.95% Floor), 12/29/2029, Series 2021-3A, Class A(1)(2)	28,966	28,577
Structured Adjustable Rate Mortgage Loan Trust
3.70%, 02/25/2035, Series 2005-1, Class 1A1(3)	3,494	3,196
Structured Asset Investment Loan Trust 2004-8
5.29% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 09/25/2034, Series 2004-8, Class M1(2)	623	605
Structured Asset Investment Loan Trust 2005-HE2
5.14% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 07/25/2035, Series 2005-HE2, Class M2(2)	5,497	5,243
Structured Asset Mortgage Investments II Trust 2007-AR3
4.58% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap), 09/25/2047, Series 2007-AR3, Class 2A1(2)	11,570	10,038
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
5.39% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 08/25/2037, Series 2007-WF2, Class A1(2)	199	196
STWD 2019-FL1 Ltd.
5.52% (1 Month Term SOFR + 1.19%, 1.08% Floor), 07/15/2038, Series 2019-FL1, Class A(1)(2)	14,883	14,730
Symphony CLO XVII Ltd.
4.96% (3 Month LIBOR USD + 0.88%), 04/15/2028, Series 2016-17A, Class AR(1)(2)	1,812	1,797
Symphony CLO XX Ltd.
5.73% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 01/16/2032, Series 2018-20A, Class BR(1)(2)	11,220	10,810
Symphony CLO XXIII Ltd.
5.10% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 01/15/2034, Series 2020-23A, Class AR(1)(2)	14,200	13,972
Symphony CLO XXIV Ltd.
5.52% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/23/2032, Series 2020-24A, Class A(1)(2)	650	642
Symphony CLO XXVI Ltd.
5.32% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 04/20/2033, Series 2021-26A, Class AR(1)(2)	4,650	4,565
Taco Bell Funding LLC
2.29%, 08/25/2051, Series 2021-1A, Class A2II(1)	9,059	7,277
TCW CLO 2019-1 AMR Ltd.
6.39% (3 Month LIBOR USD + 1.75%, 1.75% Floor), 08/16/2034, Series 2019-1A, Class BR(1)(2)	3,365	3,171
TCW CLO 2020-1 Ltd.
5.40% (3 Month LIBOR USD + 1.16%, 1.16% Floor), 04/20/2034, Series 2020-1A, Class A1RR(1)(2)	8,600	8,352
TCW CLO 2022-1 Ltd.
5.40% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/22/2033, Series 2022-1A, Class A1(1)(2)	9,080	8,841
Theorem Funding Trust 2022-1
1.85%, 02/15/2028, Series 2022-1A, Class A(1)	3,321	3,239
THL Credit Wind River 2019-3 CLO Ltd.
5.73% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 04/15/2031, Series 2019-3A, Class BR(1)(2)	7,550	7,240
TIAA CLO I Ltd.
5.44% (3 Month LIBOR USD + 1.20%), 07/20/2031, Series 2016-1A, Class AR(1)(2)	18,750	18,400
TICP CLO X Ltd.
5.71% (3 Month LIBOR USD + 1.47%, 1.47% Floor), 04/20/2031, Series 2018-10A, Class B(1)(2)	4,080	3,947
Towd Point Mortgage Trust 2019-MH1
3.00%, 11/25/2058, Series 2019-MH1, Class A1(1)(3)	136	133

Toyota Auto Receivables 2020-C Owner Trust
0.44%, 10/15/2024, Series 2020-C, Class A3	3,348	3,294
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038, Series 2019-SFR1, Class D(1)	1,270	1,141
Tricon American Homes 2020-SFR1
2.55%, 07/17/2038, Series 2020-SFR1, Class D(1)	1,220	1,058
Tricon American Homes 2020-SFR2 Trust
2.73%, 11/17/2039, Series 2020-SFR2, Class E1(1)	1,855	1,517
Tricon Residential 2021-SFR1 Trust
2.79%, 07/17/2038, Series 2021-SFR1, Class E1(1)	1,760	1,478
2.89%, 07/17/2038, Series 2021-SFR1, Class E2(1)	4,695	3,914
Trimaran Cavu 2019-1 Ltd.
6.14% (3 Month LIBOR USD + 1.90%, 1.90% Floor), 07/20/2032, Series 2019-1A, Class A2(1)(2)	1,820	1,771
Trimaran Cavu 2021-2 Ltd.
6.11% (3 Month LIBOR USD + 1.75%, 1.75% Floor), 10/25/2034, Series 2021-2A, Class B1(1)(2)	2,500	2,391
Upstart Securitization Trust 2021-5
1.31%, 11/20/2031, Series 2021-5, Class A(1)	2,686	2,571
Upstart Securitization Trust 2022-1
3.12%, 03/20/2032, Series 2022-1, Class A(1)	12,023	11,585
Upstart Securitization Trust 2022-3
5.50%, 06/20/2032, Series 2022-3, Class A(1)	10,047	9,770
Upstart Structured Pass-Through Trust Series 2022-2A
4.25%, 06/17/2030, Series 2022-2A, Class A(1)	3,885	3,720
VCAT 2021-NPL1 LLC
2.29%, 12/26/2050, Series 2021-NPL1, Class A1(1)(4)	1,550	1,463
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051, Series 2021-NPL5, Class A1(1)(4)	8,038	7,082
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051, Series 2021-NPL6, Class A1(1)(4)	9,974	8,683
Venture XIV CLO Ltd.
5.77% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 08/28/2029, Series 2013-14A, Class ARR(1)(2)	49,552	48,875
Venture Xxv CLO Ltd.
5.26% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/20/2029, Series 2016-25A, Class ARR(1)(2)	17,357	17,165
VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(4)	1,741	1,502
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(4)	4,465	4,017
VOLT XCIV LLC
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(4)	3,936	3,558
VOLT XCIX LLC
2.12%, 04/25/2051, Series 2021-NPL8, Class A1(1)(4)	14,169	12,523
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(4)	3,229	2,927
VOLT XCVII LLC
2.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(4)	13,267	11,670
Voya CLO 2013-2 Ltd.
5.29% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/25/2031, Series 2013-2A, Class A1R(1)(2)	2,000	1,967
Voya CLO 2020-1 Ltd.
5.78% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/16/2034, Series 2020-1A, Class BR(1)(2)	9,000	8,695
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
3.27%, 02/25/2037, Series 2007-HY1, Class 4A1(3)	6,061	5,337
WAVE 2017-1 Trust
3.84%, 11/15/2042, Series 2017-1A, Class A(1)	4,175	3,152
Wellfleet CLO 2017-2A Ltd.
5.30% (3 Month LIBOR USD + 1.06%), 10/20/2029, Series 2017-2A, Class A1R(1)(2)	5,047	4,974
Wellfleet CLO 2017-3 Ltd.
5.23% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/17/2031, Series 2017-3A, Class A1(1)(2)	6,181	6,083
Wellfleet CLO 2021-3 Ltd.
5.88% (3 Month LIBOR USD + 1.80%, 1.80% Floor), 01/15/2035, Series 2021-3A, Class B(1)(2)	6,165	5,877
Wellfleet CLO X LTD
5.41% (3 Month LIBOR USD + 1.17%), 07/20/2032, Series 2019-XA, Class A1R(1)(2)	8,700	8,405
Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust
5.29% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2034, Series 2004-2, Class M1(2)	830	821
Wendy’s Funding LLC
2.37%, 06/15/2051, Series 2021-1A, Class A2I(1)	5,231	4,223
Westlake Automobile Receivables Trust 2020-3
1.24%, 11/17/2025, Series 2020-3A, Class C(1)	1,030	1,004
Westlake Automobile Receivables Trust 2021-2
1.23%, 12/15/2026, Series 2021-2A, Class D(1)	5,075	4,622

Westlake Automobile Receivables Trust 2021-3
2.12%, 01/15/2027, Series 2021-3A, Class D(1)	9,200	8,329
Whitebox CLO II Ltd.
5.54% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 10/24/2034, Series 2020-2A, Class A1R(1)(2)	4,000	3,859
World Omni Auto Receivables Trust 2020-A
1.64%, 08/17/2026, Series 2020-A, Class C	3,190	3,031

Total Asset-Backed Obligations (Cost: $3,746,876)		3,513,269

Corporate Bonds – 29.47%
Basic Materials – 0.89%
Alcoa Nederland Holding BV
4.13%, 03/31/2029(1)	2,945	2,613
5.50%, 12/15/2027(1)	2,745	2,645
6.13%, 05/15/2028(1)	4,000	3,940
Alpek SAB de CV
3.25%, 02/25/2031(1)	2,445	2,037
Anglo American Capital Plc
2.25%, 03/17/2028(1)	1,764	1,483
2.63%, 09/10/2030(1)	44,379	36,065
3.88%, 03/16/2029(1)	4,211	3,781
4.00%, 09/11/2027(1)	1,000	942
4.50%, 03/15/2028(1)	23,013	21,765
5.63%, 04/01/2030(1)	4,193	4,163
AngloGold Ashanti Holdings Plc
3.75%, 10/01/2030	421	365
ArcelorMittal SA
6.75%, 03/01/2041	12,270	11,832
Braskem Idesa SAPI
6.99%, 02/20/2032(18)	312	223
Braskem Netherlands Finance BV
4.50%, 01/31/2030(1)	5,210	4,431
5.88%, 01/31/2050(1)	4,160	3,223
Celanese US Holdings LLC
6.33%, 07/15/2029	2,310	2,244
6.38%, 07/15/2032	1,700	1,617
CF Industries, Inc.
4.50%, 12/01/2026(1)	5,145	4,980
CSN Resources SA
5.88%, 04/08/2032(1)	511	427
DuPont de Nemours, Inc.
5.42%, 11/15/2048	845	804
Ecolab, Inc.
2.75%, 08/18/2055	680	406
First Quantum Minerals Ltd.
6.88%, 03/01/2026(1)	2,855	2,704
6.88%, 10/15/2027(1)	7,600	7,130
7.50%, 04/01/2025(1)	1,530	1,489
FMC Corp.
3.45%, 10/01/2029	1,850	1,631
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031(1)	6,670	5,547
Freeport Indonesia PT
4.76%, 04/14/2027(1)	425	408
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	10,475	9,510
4.38%, 08/01/2028	1,505	1,405
4.63%, 08/01/2030	10,465	9,747
5.40%, 11/14/2034	5,945	5,614
Fresnillo Plc
4.25%, 10/02/2050(18)	400	315
Glencore Funding LLC
2.63%, 09/23/2031(1)	4,910	3,911
2.85%, 04/27/2031(1)	10,245	8,384
3.88%, 10/27/2027(1)	17,752	16,570
4.00%, 04/16/2025(1)	4,450	4,305
4.00%, 03/27/2027(1)	1,000	944
4.88%, 03/12/2029(1)	8,160	7,821
GUSAP III LP
4.25%, 01/21/2030(18)	624	578

Indonesia Asahan Aluminium Persero PT
5.45%, 05/15/2030(1)		1,400	1,334
Industrias Penoles SAB de CV
4.75%, 08/06/2050(18)		317	262
5.65%, 09/12/2049(18)		200	187
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030(1)		14,250	11,306
5.00%, 09/26/2048		9,965	8,461
International Paper Co.
4.80%, 06/15/2044		767	662
Minera Mexico SA de CV
4.50%, 01/26/2050(18)		200	151
Newmont Corp.
2.25%, 10/01/2030		1,911	1,536
2.80%, 10/01/2029		1,304	1,109
Nucor Corp.
2.70%, 06/01/2030		737	625
3.95%, 05/01/2028		2,043	1,930
OCP SA
4.50%, 10/22/2025(18)		259	252
Orbia Advance Corp. SAB de CV
2.88%, 05/11/2031(1)		8,095	6,324
Sasol Financing USA LLC
4.38%, 09/18/2026		684	605
5.88%, 03/27/2024		1,123	1,098
Sherwin-Williams Co.
2.30%, 05/15/2030		1,046	860
2.95%, 08/15/2029		891	780
Stillwater Mining Co.
4.00%, 11/16/2026(18)		285	250
Suzano Austria GmbH
3.13%, 01/15/2032		300	234
3.75%, 01/15/2031		6,608	5,544
5.00%, 01/15/2030		200	187
5.75%, 07/14/2026(1)		230	231
Syngenta Finance NV
4.89%, 04/24/2025(1)		550	533
Vedanta Resources Finance II Plc
8.95%, 03/11/2025(1)		509	345
Volcan Compania Minera SAA
4.38%, 02/11/2026(1)		1,290	1,111
Westlake Corp.
1.63%, 07/17/2029	EUR	2,025	1,749
3.38%, 08/15/2061		$1,302	768
3.60%, 08/15/2026		1,925	1,809

Total Basic Materials			248,242

Communications – 3.19%
Altice Financing SA
3.00%, 01/15/2028	EUR	1,900	1,603
5.75%, 08/15/2029(1)		$7,503	5,902
Amazon.com, Inc.
4.05%, 08/22/2047		746	640
4.25%, 08/22/2057		3,329	2,859
4.70%, 12/01/2032		10,444	10,338
AT&T, Inc.
2.25%, 02/01/2032		2,559	2,006
2.55%, 12/01/2033		31,407	24,137
2.75%, 06/01/2031		5,112	4,236
3.50%, 09/15/2053		1,882	1,270
3.55%, 09/15/2055		9,187	6,130
3.65%, 09/15/2059		4,127	2,762
3.80%, 12/01/2057		7,642	5,272
3.85%, 06/01/2060		729	506
4.30%, 02/15/2030		7,182	6,763
4.30%, 12/15/2042		2,482	2,036
4.35%, 03/01/2029		2,424	2,305
4.50%, 05/15/2035		5,137	4,670
4.50%, 03/09/2048		6,420	5,227
4.75%, 05/15/2046		1,950	1,649

4.90%, 08/15/2037	2,132	1,960
5.25%, 03/01/2037	6,052	5,831
5.45%, 03/01/2047	877	821
6.00%, 08/15/2040	574	576
Axtel SAB de CV
6.38%, 11/14/2024(1)	425	348
C&W Senior Financing DAC
6.88%, 09/15/2027(1)	600	558
Cable One, Inc.
4.00%, 11/15/2030(1)	1,560	1,224
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 01/15/2034(1)	2,285	1,686
Charter Communications Operating LLC
2.25%, 01/15/2029	1,626	1,309
2.30%, 02/01/2032	20,750	15,283
2.80%, 04/01/2031	32,784	25,523
3.70%, 04/01/2051	11,434	6,953
3.75%, 02/15/2028	6,703	6,044
3.85%, 04/01/2061	3,422	1,979
3.90%, 06/01/2052	6,779	4,256
3.95%, 06/30/2062	32,753	19,321
4.20%, 03/15/2028	3,376	3,103

4.40%, 04/01/2033	4,100	3,508
4.40%, 12/01/2061	2,017	1,290
4.80%, 03/01/2050	12,340	8,958
5.25%, 04/01/2053	5,290	4,083
5.38%, 04/01/2038	980	816
5.38%, 05/01/2047	18,524	14,531
5.75%, 04/01/2048	6,256	5,122
6.48%, 10/23/2045	343	309
6.83%, 10/23/2055	1,914	1,766
Colombia Telecomunicaciones SA ESP
4.95%, 07/17/2030(18)	400	319
Comcast Corp.
1.50%, 02/15/2031	2,905	2,262
2.65%, 02/01/2030	3,935	3,404
2.80%, 01/15/2051	901	569
3.40%, 04/01/2030	2,327	2,122
3.75%, 04/01/2040	2,243	1,850
3.97%, 11/01/2047	769	614
4.20%, 08/15/2034	2,100	1,939
4.25%, 01/15/2033	4,442	4,187
4.60%, 08/15/2045	760	671
4.65%, 07/15/2042	599	541
5.50%, 11/15/2032	2,580	2,690
CommScope Technologies LLC
5.00%, 03/15/2027(1)	1,985	1,348
CommScope, Inc.
4.75%, 09/01/2029(1)	7,905	6,373
6.00%, 03/01/2026(1)	2,205	2,035
7.13%, 07/01/2028(1)	3,740	2,674
Cox Communications, Inc.
3.15%, 08/15/2024(1)	131	126
3.60%, 06/15/2051(1)	2,150	1,474
Crown Castle Towers LLC
3.66%, 05/15/2025(1)	1,300	1,259
CSC Holdings LLC
4.50%, 11/15/2031(1)	5,000	3,469
4.63%, 12/01/2030(1)	26,645	14,725
5.00%, 11/15/2031(1)	1,145	640
5.38%, 02/01/2028(1)	530	427
5.50%, 04/15/2027(1)	2,300	1,929
5.75%, 01/15/2030(1)	830	468
6.50%, 02/01/2029(1)	8,526	6,970
7.50%, 04/01/2028(1)	1,000	680
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026(1)	19,000	2,233
Digicel Group Holdings Ltd.
8.00%, 04/01/2025(1)(6)	384	103
Digicel International Finance Ltd./Digicel international Holdings Ltd.
8.00%, 12/31/2026(1)	73	32
8.75%, 05/25/2024(1)	188	161
DISH DBS Corp.
5.13%, 06/01/2029	2,380	1,535
5.25%, 12/01/2026(1)	11,995	10,104
5.75%, 12/01/2028(1)	8,850	7,063
eBay, Inc.
6.30%, 11/22/2032	1,269	1,319
Expedia Group, Inc.
2.95%, 03/15/2031	30,140	24,237
3.25%, 02/15/2030	14,292	12,124
FactSet Research Systems, Inc.
3.45%, 03/01/2032	4,570	3,831
Gaci First Investment Co.
5.00%, 10/13/2027(18)	2,350	2,350
Grupo Televisa SAB
6.63%, 01/15/2040	200	205
iHeartCommunications, Inc.
4.75%, 01/15/2028(1)	4,120	3,355
5.25%, 08/15/2027(1)	3,710	3,143
Intelsat Jackson Holdings SA

5.50%, 08/01/2023(7)(16)		12,702	—
6.50%, 03/15/2030(1)		30,220	27,015
9.75%, 07/15/2025(1)(7)(16)		15,687	—
Interpublic Group of Companies, Inc.
4.75%, 03/30/2030		703	663
Juniper Networks, Inc.
2.00%, 12/10/2030		864	658
Kenbourne Invest SA
4.70%, 01/22/2028(1)		333	260
6.88%, 11/26/2024(1)		300	286
Level 3 Financing, Inc.
3.63%, 01/15/2029(1)		5,624	4,118
3.75%, 07/15/2029(1)		7,200	5,179
3.88%, 11/15/2029(1)		1,245	982
4.25%, 07/01/2028(1)		2,319	1,827
4.63%, 09/15/2027(1)		510	425
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026(1)		355	254
Lumen Technologies, Inc.
4.00%, 02/15/2027(1)		2,029	1,719
Meta Platforms Inc
4.45%, 08/15/2052		6,788	5,394
Motorola Solutions, Inc.
2.30%, 11/15/2030		7,753	6,062
2.75%, 05/24/2031		8,904	7,119
4.60%, 02/23/2028		2,834	2,745
4.60%, 05/23/2029		1,196	1,138
5.50%, 09/01/2044		1,063	957
5.60%, 06/01/2032		6,486	6,314
NBN Co. Ltd.
2.63%, 05/05/2031(1)		475	377
Netflix, Inc.
3.63%, 06/15/2025(1)		3,500	3,351
3.63%, 06/15/2030	EUR	12,461	12,232
3.88%, 11/15/2029		5,000	4,989
4.63%, 05/15/2029		5,400	5,657
4.88%, 04/15/2028		$2,565	2,477
4.88%, 06/15/2030(1)		27,736	25,866
5.38%, 11/15/2029(1)		1,415	1,373
5.88%, 11/15/2028		10,972	11,120
6.38%, 05/15/2029		14,034	14,445
Nokia OYJ
4.38%, 06/12/2027		2,895	2,733
NTT Finance Corp.
1.59%, 04/03/2028(1)		777	651
Oi SA
10.00%, 07/27/2025(6)(18)		194	33
Omnicom Group, Inc.
2.45%, 04/30/2030		1,111	920
Paramount Global
4.38%, 03/15/2043		1,612	1,110
4.85%, 07/01/2042		1,127	834
Prosus NV
1.99%, 07/13/2033	EUR	4,100	2,955
Rogers Communications, Inc.
3.80%, 03/15/2032(1)		$7,337	6,331
4.35%, 05/01/2049		1,650	1,262
SES GLOBAL Americas Holdings, Inc.
5.30%, 03/25/2044(1)		10,000	7,652
Sirius XM Radio, Inc.
4.00%, 07/15/2028(1)		674	587
5.00%, 08/01/2027(1)		1,385	1,280
5.50%, 07/01/2029(1)		115	105
Sprint Capital Corp.
6.88%, 11/15/2028		1,262	1,310
8.75%, 03/15/2032		1,200	1,428
Sprint LLC
7.13%, 06/15/2024		12,500	12,744
7.63%, 02/15/2025		7,900	8,155
7.63%, 03/01/2026		137	144
7.88%, 09/15/2023		30,319	30,742

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 03/20/2025(1)		24,818	24,525
5.15%, 03/20/2028(1)		27,661	27,260
Tencent Holdings Ltd.
3.84%, 04/22/2051(1)		8,495	6,019
Time Warner Cable LLC
4.50%, 09/15/2042		13,975	10,231
5.50%, 09/01/2041		11,204	9,298
5.88%, 11/15/2040		6,520	5,680
T-Mobile USA, Inc.
2.25%, 02/15/2026		14,809	13,471
2.40%, 03/15/2029		1,515	1,279
2.55%, 02/15/2031		18,389	15,022
2.63%, 04/15/2026		5,398	4,947
2.63%, 02/15/2029		4,826	4,085
2.70%, 03/15/2032		2,720	2,198
3.38%, 04/15/2029		15,220	13,405
3.50%, 04/15/2031		15,220	13,147
3.88%, 04/15/2030		60,437	54,744
4.50%, 04/15/2050		2,613	2,148
TWDC Enterprises 18 Corp.
3.00%, 07/30/2046		865	604
Uber Technologies, Inc.
4.50%, 08/15/2029(1)		6,200	5,402
6.25%, 01/15/2028(1)		7,305	7,013
7.50%, 09/15/2027(1)		1,395	1,396
United Group BV
4.88%, 07/01/2024	EUR	8,500	8,446
Verizon Communications, Inc.
1.50%, 09/18/2030		$4,942	3,842
1.68%, 10/30/2030		2,858	2,228
1.75%, 01/20/2031		10,146	7,872
2.36%, 03/15/2032		672	533
2.55%, 03/21/2031		9,358	7,696
2.65%, 11/20/2040		6,126	4,135
2.85%, 09/03/2041		2,281	1,570
2.99%, 10/30/2056		1,158	706
3.00%, 11/20/2060		2,259	1,345
3.15%, 03/22/2030		1,017	897
4.86%, 08/21/2046		2,211	1,982
7.75%, 12/01/2030		508	587
Vodafone Group Plc
4.25%, 09/17/2050		1,955	1,491
4.88%, 06/19/2049		6,963	5,818
5.25%, 05/30/2048		14,148	12,461
VTR Comunicaciones SpA
5.13%, 01/15/2028(1)		381	237
Walt Disney Co.
2.75%, 09/01/2049		1,583	1,047
Zayo Group Holdings, Inc.
4.00%, 03/01/2027(1)		1,000	739

Total Communications			886,513

Consumer, Cyclical – 2.24%
7-Eleven, Inc.
0.80%, 02/10/2024(1)		10,725	10,206
Air Canada 2015-2 Class B Pass-Through Trust
5.00%, 12/15/2023(1)		966	945
Air Canada 2017-1 Class B Pass-Through Trust
3.70%, 01/15/2026(1)		8,999	8,203
Alaska Airlines 2020-1 Class A Pass-Through Trust
4.80%, 08/15/2027(1)		1,303	1,240
Alimentation Couche-Tard, Inc.
3.55%, 07/26/2027(1)		600	555
3.80%, 01/25/2050(1)		4,513	3,169
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027		563	470

American Airlines 2015-2 Class B Pass-Through Trust
4.40%, 09/22/2023		6,699	6,584
American Airlines 2016-1 Class B Pass-Through Trust
5.25%, 01/15/2024		309	301
American Airlines 2016-2 Class B Pass-Through Trust
4.38%, 06/15/2024(1)		2,236	2,136
American Airlines 2016-3 Class B Pass-Through Trust
3.75%, 10/15/2025		1,978	1,765
American Airlines 2017-2 Class A Pass-Through Trust
3.60%, 10/15/2029		178	139
American Airlines 2017-2 Class B Pass-Through Trust
3.70%, 10/15/2025		1,027	923
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 02/15/2032		778	644
American Airlines 2019-1 Class B Pass-Through Trust
3.85%, 02/15/2028		8,891	7,472
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 07/11/2034		15,700	12,634
American Honda Finance Corp.
0.55%, 07/12/2024		47,945	44,766
AutoNation, Inc.
4.75%, 06/01/2030		1,030	919
AutoZone, Inc.
3.63%, 04/15/2025		5,645	5,462
4.00%, 04/15/2030		8,465	7,838
Avianca Midco 2 Plc
9.00%, 12/01/2028(1)		386	286
Azul Investments LLP
7.25%, 06/15/2026(1)		212	130
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031(1)		1,727	1,556
British Airways 2019-1 Class A Pass-Through Trust
3.35%, 06/15/2029(1)		2,398	2,070
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032(1)		356	302
British Airways 2020-1 Class A Pass-Through Trust
4.25%, 11/15/2032(1)		322	288
Caesars Entertainment, Inc.
4.63%, 10/15/2029(1)		4,616	3,757
8.13%, 07/01/2027(1)		1,883	1,850
Carnival Corp.
4.00%, 08/01/2028(1)		1,285	1,048
Carvana Co.
4.88%, 09/01/2029(1)		5,000	1,926
5.50%, 04/15/2027(1)		790	313
10.25%, 05/01/2030(1)		23,700	11,136
Dillard’s, Inc.
7.00%, 12/01/2028		380	388
7.75%, 07/15/2026		135	140
7.75%, 05/15/2027		85	89
Dollar General Corp.
3.50%, 04/03/2030		3,125	2,811
Ferguson Finance Plc
3.25%, 06/02/2030(1)		1,720	1,458
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030(1)		1,250	1,008
FirstCash, Inc.
5.63%, 01/01/2030(1)		5,000	4,450
Ford Motor Co.
3.25%, 02/12/2032		8,593	6,444
Ford Motor Credit Co. LLC
2.49% (3 Month EURIBOR + 0.73%), 11/15/2023(2)	EUR	1,600	1,681
2.68% (3 Month EURIBOR + 0.70%), 12/01/2024(2)		110	113
General Motors Co.
5.20%, 04/01/2045		$28,550	23,205
5.40%, 10/15/2029		2,331	2,224
5.60%, 10/15/2032		5,625	5,226
6.25%, 10/02/2043		65	60
General Motors Financial Co., Inc.
1.05%, 03/08/2024		5,995	5,693

2.35%, 01/08/2031		1,109	836
2.70%, 06/10/2031		3,253	2,492
3.10%, 01/12/2032		7,429	5,821
4.00%, 01/15/2025		963	934
4.00%, 10/06/2026		537	505
4.30%, 07/13/2025		182	176
4.30%, 04/06/2029		2,867	2,568
4.35%, 04/09/2025		3,984	3,876
5.00%, 04/09/2027		2,689	2,605
5.10%, 01/17/2024		4,451	4,433
GENM Capital Labuan Ltd.
3.88%, 04/19/2031(1)		10,990	8,183
Gol Finance SA
7.00%, 01/31/2025(1)		358	158
Greene King Finance Plc
4.06%, 03/15/2035	GBP	3,158	3,215
5.11%, 03/15/2034		414	437
Grupo Posadas SAB de CV
4.00%, 12/30/2027(6)(18)		$266	207
Hyundai Capital America
1.80%, 10/15/2025(1)		5,395	4,852
2.10%, 09/15/2028(1)		6,385	5,240
InRetail Consumer
3.25%, 03/22/2028(1)		272	234
Intelsat Jackson Holdings SA
8.50%, 10/15/2024(1)(7)(16)		18,280	—
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/2032		606	497
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 11/15/2032		3,042	2,704
Lennar Corp.
4.88%, 12/15/2023		510	508
Lithia Motors, Inc.
3.88%, 06/01/2029(1)		5,095	4,189
Lowe’s Companies, Inc.
1.70%, 09/15/2028		652	548
2.80%, 09/15/2041		1,796	1,222
3.65%, 04/05/2029		2,157	1,993
4.50%, 04/15/2030		4,960	4,753
Magna International, Inc.
4.15%, 10/01/2025		665	649
Marriott International, Inc.
2.75%, 10/15/2033		2,622	2,000
2.85%, 04/15/2031		7,650	6,195
3.13%, 02/15/2023		1,324	1,321
3.75%, 10/01/2025		297	285
4.63%, 06/15/2030		11,174	10,427
5.75%, 05/01/2025		472	476
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029(1)		745	618
MDC Holdings, Inc.
3.97%, 08/06/2061		7,835	4,378
6.00%, 01/15/2043		7,970	6,475
Melco Resorts Finance Ltd.
5.38%, 12/04/2029(1)		2,900	2,319
Mercedes-Benz Finance North America LLC
2.45%, 03/02/2031(1)		1,015	829
Metalsa S A P I de CV
3.75%, 05/04/2031(18)		284	222
MGM China Holdings Ltd.
5.25%, 06/18/2025(1)		2,100	1,975
Michaels Companies, Inc.
7.88%, 05/01/2029(1)		11,145	7,447
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027(1)		8,137	8,089
Mitchells & Butlers Finance Plc
5.22% (3 Month LIBOR USD + 0.45%), 12/15/2030(2)		6,753	6,208
6.01%, 12/15/2028	GBP	274	308

NCL Corp. Ltd.
5.88%, 03/15/2026(1)		$1,420	1,115
5.88%, 02/15/2027(1)		7,150	6,194
Nemak SAB de CV
3.63%, 06/28/2031(18)		247	193
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026(1)		45,200	37,735
2.00%, 03/09/2026(1)		14,300	12,298
2.45%, 09/15/2028(1)		4,800	3,730
2.75%, 03/09/2028(1)		14,600	11,825
Nissan Motor Co. Ltd.
3.52%, 09/17/2025(1)		1,400	1,300
4.35%, 09/17/2027(1)		10,500	9,521
4.81%, 09/17/2030(1)		61,068	51,826
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(1)		2,075	1,656
Sands China Ltd
4.30%, 01/08/2026		2,000	1,846
Sands China Ltd.
3.35%, 03/08/2029		2,000	1,634
3.75%, 08/08/2031		1,900	1,495
4.88%, 06/18/2030		700	615
5.63%, 08/08/2025		10,423	9,965
5.90%, 08/08/2028		2,000	1,873
Tapestry, Inc.
3.05%, 03/15/2032		3,325	2,588
Target Corp.
1.95%, 01/15/2027		3,790	3,441
Travel + Leisure Co.
4.50%, 12/01/2029(1)		2,270	1,850
6.00%, 04/01/2027		6,035	5,728
6.60%, 10/01/2025		930	914
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030		518	431
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026		4,309	3,935
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031		541	479
United Airlines 2019-2 Class A Pass-Through Trust
2.90%, 05/01/2028		1,314	1,054
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032		823	664
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/2027		17,863	17,612
US Airways 2011-1 Class A Pass-Through Trust
7.13%, 10/22/2023		978	983
US Airways 2013-1 Class A Pass-Through Trust
3.95%, 11/15/2025		1,005	913
Volkswagen Group of America Finance LLC
0.88%, 11/22/2023(1)		35,590	34,234
3.35%, 05/13/2025(1)		1,455	1,390
Warnermedia Holdings, Inc.
3.76%, 03/15/2027(1)		12,015	10,820
4.05%, 03/15/2029(1)		4,505	3,897
4.28%, 03/15/2032(1)		14,055	11,578
5.05%, 03/15/2042(1)		21,535	16,476
5.14%, 03/15/2052(1)		31,733	23,069
Wynn Macau Ltd.
5.13%, 12/15/2029(1)		600	485
5.50%, 01/15/2026(1)		2,600	2,385
5.50%, 10/01/2027(1)		2,000	1,748
Yum! Brands, Inc.
4.75%, 01/15/2030(1)		750	688

Total Consumer, Cyclical			621,613

Consumer, Non-cyclical – 3.26%
AA Bond Co. Ltd.
4.88%, 07/31/2024	GBP	1,000	1,144
AbbVie, Inc.
2.85%, 05/14/2023		$1,000	993
4.50%, 05/14/2035		8,707	8,065
4.55%, 03/15/2035		4,451	4,162
4.70%, 05/14/2045		4,428	3,933

Adani Ports & Special Economic Zone Ltd.
4.20%, 08/04/2027(1)	4,985	4,376
Aetna, Inc.
3.50%, 11/15/2024	3,370	3,274
4.75%, 03/15/2044	966	851
Alcon Finance Corp.
5.38%, 12/06/2032(1)	5,350	5,377
Altria Group, Inc.
3.40%, 02/04/2041	7,684	5,096
Amgen, Inc.
3.38%, 02/21/2050	1,120	779
4.05%, 08/18/2029	5,000	4,673
4.20%, 02/22/2052	1,804	1,431
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	1,358	1,236
4.60%, 04/15/2048	726	631
4.70%, 02/01/2036	4,040	3,816
4.75%, 01/23/2029	3,780	3,731
Ashtead Capital, Inc.
5.50%, 08/11/2032(1)	2,475	2,367
Atento Luxco 1 SA
8.00%, 02/10/2026(18)	110	58
8.00%, 02/10/2026(1)	444	235
Bacardi Ltd.
4.45%, 05/15/2025(1)	13,995	13,579
4.70%, 05/15/2028(1)	232	221
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	8,700	6,244
BAT Capital Corp.
2.73%, 03/25/2031	29,370	22,916
3.56%, 08/15/2027	6,250	5,710
4.39%, 08/15/2037	1,020	793
4.54%, 08/15/2047	10,555	7,458
5.65%, 03/16/2052	12,453	10,265
Bausch Health Companies, Inc.
4.88%, 06/01/2028(1)	3,165	2,013
Baxter International, Inc.
3.95%, 04/01/2030	726	661
Bayer US Finance II LLC
2.85%, 04/15/2025(1)	8,635	8,087
3.38%, 07/15/2024(1)	5,915	5,727
4.25%, 12/15/2025(1)	5,060	4,903
4.38%, 12/15/2028(1)	4,685	4,398
4.40%, 07/15/2044(1)	6,355	5,009
4.88%, 06/25/2048(1)	11,025	9,506
Bayer US Finance LLC
3.38%, 10/08/2024(1)	5,000	4,832
Becton Dickinson & Co.
1.96%, 02/11/2031	4,664	3,688
3.36%, 06/06/2024	864	844
4.30%, 08/22/2032	2,585	2,420
Biogen, Inc.
2.25%, 05/01/2030	1,990	1,621
BRF GmbH
4.35%, 09/29/2026(1)	431	391
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	2,594	2,229
4.55%, 02/20/2048	817	735
Centene Corp.
2.45%, 07/15/2028	8,812	7,438
2.50%, 03/01/2031	14,567	11,398
2.63%, 08/01/2031	5,600	4,400
3.00%, 10/15/2030	18,676	15,311
3.38%, 02/15/2030	2,527	2,136
4.25%, 12/15/2027	14,078	13,203
4.63%, 12/15/2029	315	288

CHS/Community Health Systems, Inc.
4.75%, 02/15/2031(1)	4,700	3,412
5.63%, 03/15/2027(1)	17,473	14,983
8.00%, 03/15/2026(1)	4,312	3,926
Cigna Corp.
3.40%, 03/01/2027	6,858	6,433
4.38%, 10/15/2028	7,670	7,397
4.80%, 08/15/2038	2,350	2,181
Clorox Co.
1.80%, 05/15/2030	1,924	1,532
CommonSpirit Health
1.55%, 10/01/2025	3,450	3,102
2.78%, 10/01/2030	7,175	5,918
3.35%, 10/01/2029	3,390	2,950
Constellation Brands, Inc.
4.65%, 11/15/2028	4,330	4,187
CoStar Group, Inc.
2.80%, 07/15/2030(1)	11,000	8,984
CVS Health Corp.
1.75%, 08/21/2030	1,121	883
1.88%, 02/28/2031	1,464	1,148
3.25%, 08/15/2029	6,270	5,609
3.75%, 04/01/2030	4,075	3,695
4.30%, 03/25/2028	1,311	1,268
5.05%, 03/25/2048	33,508	30,076
5.13%, 07/20/2045	4,386	3,997
CVS Pass-Through Trust
5.77%, 01/10/2033(1)	55	54
5.77%, 01/10/2033	2,024	1,978
6.04%, 12/10/2028	992	977
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(1)	4,169	3,747
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(1)	9,260	8,013
DP World Crescent Ltd.
4.85%, 09/26/2028	1,250	1,234
Element Fleet Management Corp.
1.60%, 04/06/2024(1)	2,195	2,079
Elevance Health, Inc.
3.65%, 12/01/2027	2,580	2,433
6.10%, 10/15/2052	2,329	2,483
Embecta Corp.
5.00%, 02/15/2030(1)	2,488	2,105
ERAC USA Finance LLC
3.80%, 11/01/2025(1)	4,605	4,403
Ford Foundation
2.82%, 06/01/2070	880	513
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026(1)	9,545	8,094
Frigorifico Concepcion SA
7.70%, 07/21/2028(1)	282	228
Gartner, Inc.
3.63%, 06/15/2029(1)	970	852
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025(1)	4,855	4,885
Gilead Sciences, Inc.
4.15%, 03/01/2047	967	799
4.50%, 02/01/2045	1,042	917
4.80%, 04/01/2044	2,225	2,040
GlaxoSmithKline Capital Plc
0.53%, 10/01/2023	8,015	7,755
Global Payments, Inc.
1.20%, 03/01/2026	7,320	6,381
2.15%, 01/15/2027	3,192	2,785
2.90%, 05/15/2030	1,923	1,576
2.90%, 11/15/2031	15,880	12,522
3.20%, 08/15/2029	20,970	17,827
4.95%, 08/15/2027	3,586	3,478
5.30%, 08/15/2029	3,700	3,577
5.40%, 08/15/2032	12,685	12,081
5.95%, 08/15/2052	7,262	6,566

Grifols Escrow Issuer SA
4.75%, 10/15/2028(1)		4,345	3,752
Gruma SAB de CV
4.88%, 12/01/2024(18)		256	253
Grupo Bimbo SAB de CV
3.88%, 06/27/2024(18)		219	214
Grupo KUO SAB de CV
5.75%, 07/07/2027(1)		344	322
HCA, Inc.
2.38%, 07/15/2031		5,146	4,006
3.13%, 03/15/2027(1)		953	866
3.38%, 03/15/2029(1)		8,475	7,446
3.50%, 09/01/2030		19,225	16,582
3.63%, 03/15/2032(1)		5,600	4,738
4.13%, 06/15/2029		25,061	22,879
4.50%, 02/15/2027		6,018	5,800
4.63%, 03/15/2052(1)		5,570	4,335
5.25%, 04/15/2025		2,603	2,588
5.25%, 06/15/2049		6,070	5,170
5.38%, 09/01/2026		7,650	7,565
5.50%, 06/15/2047		14,217	12,626
5.88%, 02/15/2026		2,132	2,145
7.50%, 11/06/2033		740	777
7.58%, 09/15/2025		1,322	1,369
7.69%, 06/15/2025		1,654	1,734
Humana, Inc.
3.70%, 03/23/2029		11,540	10,565
3.85%, 10/01/2024		4,014	3,933
3.95%, 03/15/2027		2,112	2,025
4.88%, 04/01/2030		5,815	5,699
Illumina, Inc.
2.55%, 03/23/2031		11,640	9,319
Imperial Brands Finance Plc
3.13%, 07/26/2024(1)		10,790	10,315
3.50%, 07/26/2026(1)		8,675	7,956
4.25%, 07/21/2025(1)		4,170	3,982
6.13%, 07/27/2027(1)		23,000	22,890
Integris Baptist Medical Center, Inc.
3.88%, 08/15/2050		7,000	5,059
JBS USA LUX SA
3.00%, 02/02/2029(1)		5,290	4,378
3.75%, 12/01/2031(1)		7,152	5,842
4.38%, 02/02/2052(1)		2,090	1,477
5.50%, 01/15/2030(1)		5,130	4,881
5.75%, 04/01/2033(1)		10,000	9,538
6.50%, 12/01/2052(1)		7,760	7,386
JDE Peet’s NV
2.25%, 09/24/2031(1)		4,500	3,402
Kraft Heinz Foods Co.
5.00%, 06/04/2042		5,436	4,917
Market Bidco Finco Plc
4.75%, 11/04/2027(1)	EUR	16,000	13,659
Mass General Brigham, Inc.
3.34%, 07/01/2060		$3,500	2,326
Massachusetts Institute of Technology
4.68%, 07/01/2114		45	38
5.60%, 07/01/2111		72	74
ModivCare Escrow Issuer, Inc.
5.00%, 10/01/2029(1)		5,100	4,301
Molina Healthcare, Inc.
3.88%, 11/15/2030(1)		4,206	3,564
4.38%, 06/15/2028(1)		10,418	9,507
Moody’s Corp.
3.10%, 11/29/2061		1,474	928
3.25%, 01/15/2028		1,029	948
4.25%, 02/01/2029		2,068	1,978
4.25%, 08/08/2032		2,107	1,969
4.88%, 12/17/2048		1,679	1,516

Movida Europe SA
5.25%, 02/08/2031(18)	230	172
Natura Cosmeticos SA
4.13%, 05/03/2028(1)	5,270	4,300
NBM US Holdings, Inc.
7.00%, 05/14/2026(1)	3,390	3,366
New York & Presbyterian Hospital
3.56%, 08/01/2036	2,630	2,184
Option Care Health, Inc.
4.38%, 10/31/2029(1)	5,500	4,811
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031(1)	1,000	866
PepsiCo, Inc.
0.40%, 10/07/2023	2,043	1,974
PerkinElmer, Inc.
2.25%, 09/15/2031	2,250	1,763
2.55%, 03/15/2031	11,115	8,985
Pfizer, Inc.
1.75%, 08/18/2031	1,396	1,121
Philip Morris International, Inc.
5.13%, 11/17/2027	6,331	6,377
Pilgrim’s Pride Corp.
3.50%, 03/01/2032(1)	16,890	13,216
4.25%, 04/15/2031(1)	2,650	2,254
5.88%, 09/30/2027(1)	530	514
Pomona College
2.89%, 01/01/2051	3,570	2,371
Prestige Brands, Inc.
3.75%, 04/01/2031(1)	3,352	2,764
RELX Capital, Inc.
3.00%, 05/22/2030	2,318	1,975
Rent-A-Center, Inc.
6.38%, 02/15/2029(1)	1,250	1,011
Reynolds American, Inc.
5.70%, 08/15/2035	6,650	6,003
5.85%, 08/15/2045	11,527	9,819
Rockefeller Foundation
2.49%, 10/01/2050	6,000	3,801
S&P Global, Inc.
1.25%, 08/15/2030	2,597	1,997
4.25%, 05/01/2029(1)	2,585	2,467
4.75%, 08/01/2028(1)	7,466	7,379
Smithfield Foods, Inc.
2.63%, 09/13/2031(1)	10,000	7,152
3.00%, 10/15/2030(1)	925	704
4.25%, 02/01/2027(1)	1,290	1,188
Spectrum Brands, Inc.
5.50%, 07/15/2030(1)	1,617	1,427
Sutter Health
3.16%, 08/15/2040	4,700	3,512
3.36%, 08/15/2050	11,400	7,727
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/2030	6,803	5,553
5.00%, 11/26/2028	2,094	2,076
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	10,685	9,344
4.10%, 10/01/2046	7,075	4,326
4.75%, 05/09/2027	6,755	6,106
5.13%, 05/09/2029	4,885	4,350
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	955	773
4.95%, 11/21/2032	3,693	3,745
UnitedHealth Group, Inc.
3.05%, 05/15/2041	699	525
3.25%, 05/15/2051	1,598	1,143
3.88%, 12/15/2028	1,070	1,020
3.88%, 08/15/2059	656	513
4.25%, 03/15/2043	593	526
4.25%, 04/15/2047	1,517	1,304
6.05%, 02/15/2063	1,005	1,091

Universal Health Services Inc
1.65%, 09/01/2026	8,275	7,091
US Renal Care, Inc.
10.63%, 07/15/2027(1)	558	121
Verisk Analytics, Inc.
4.13%, 03/15/2029	3,835	3,590
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026(1)	1,250	1,178

Total Consumer, Non-cyclical		905,829

Diversified – 0.00%(8)
Alfa SAB de CV
5.25%, 03/25/2024(18)	259	257

Total Diversified		257

Energy – 2.31%
Aker BP ASA
3.10%, 07/15/2031(1)	5,635	4,621
3.75%, 01/15/2030(1)	15,485	13,622
4.00%, 01/15/2031(1)	14,110	12,366
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028(1)	3,015	2,759
Boardwalk Pipelines LP
3.40%, 02/15/2031	726	607
Cameron LNG LLC
2.90%, 07/15/2031(1)	1,474	1,243
3.30%, 01/15/2035(1)	6,165	4,964
3.40%, 01/15/2038(1)	3,468	2,816
Canadian Natural Resources Ltd.
6.25%, 03/15/2038	1,345	1,331
Cenovus Energy, Inc.
6.75%, 11/15/2039	890	923
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	4,853	3,753
3.70%, 11/15/2029	13,172	11,906
5.13%, 06/30/2027	4,301	4,249
5.88%, 03/31/2025	5,529	5,563
Cheniere Energy Partners LP
3.25%, 01/31/2032	2,950	2,344
4.00%, 03/01/2031	4,025	3,427
4.50%, 10/01/2029	1,550	1,394
Continental Resources, Inc.
2.88%, 04/01/2032(1)	15,949	11,813
5.75%, 01/15/2031(1)	26,930	25,068
Continuum Energy Levanter Pte Ltd.
4.50%, 02/09/2027(1)	275	247
DCP Midstream Operating LP
3.25%, 02/15/2032	15,045	12,444
5.13%, 05/15/2029	3,380	3,257
Devon Energy Corp.
4.50%, 01/15/2030	1,884	1,754
4.75%, 05/15/2042	2,963	2,508
5.25%, 10/15/2027	935	925
5.60%, 07/15/2041	767	716
5.88%, 06/15/2028	135	137
8.25%, 08/01/2023	588	596
Diamondback Energy, Inc.
3.13%, 03/24/2031	3,525	2,919
3.25%, 12/01/2026	11,539	10,732
3.50%, 12/01/2029	25,862	22,689
4.40%, 03/24/2051	2,064	1,572
Ecopetrol SA
4.13%, 01/16/2025	749	713
5.88%, 09/18/2023	147	146
6.88%, 04/29/2030	1,384	1,255
EIG Pearl Holdings Sarl
4.39%, 11/30/2046(1)	1,119	859
Empresa Nacional del Petroleo
3.75%, 08/05/2026(18)	374	350

Energean Israel Finance Ltd.
5.38%, 03/30/2028(1)		4,950	4,430
5.88%, 03/30/2031(1)		6,495	5,659
Energy Transfer LP
2.90%, 05/15/2025		2,346	2,209
3.60%, 02/01/2023		3,072	3,066
3.90%, 05/15/2024		1,106	1,077
4.00%, 10/01/2027		6,160	5,749
4.05%, 03/15/2025		140	136
4.40%, 03/15/2027		1,105	1,050
4.75%, 01/15/2026		4,720	4,597
4.95%, 06/15/2028		3,824	3,698
5.00%, 05/15/2050		8,655	6,915
5.15%, 03/15/2045		2,700	2,235
5.25%, 04/15/2029		728	704
5.30%, 04/01/2044		1,382	1,167
5.30%, 04/15/2047		1,124	935
5.35%, 05/15/2045		2,250	1,908
5.40%, 10/01/2047		23,107	19,573
5.50%, 06/01/2027		1,013	1,006
5.75%, 02/15/2033		6,855	6,707
6.00%, 06/15/2048		2,857	2,575
6.13%, 12/15/2045		1,752	1,621
6.25%, 04/15/2049		10,390	9,661
Energy Transfer LP / Regency Energy Finance Corp.
4.50%, 11/01/2023		1,373	1,363
ENI SpA
4.75%, 09/12/2028(1)		4,075	3,944
Enterprise Products Operating LLC
2.80%, 01/31/2030		2,513	2,135
4.15%, 10/16/2028		629	596
4.25%, 02/15/2048		1,119	898
5.95%, 02/01/2041		1,600	1,603
EQT Corp.
3.13%, 05/15/2026(1)		1,540	1,415
3.63%, 05/15/2031(1)		8,355	7,080
3.90%, 10/01/2027		18,555	17,129
5.00%, 01/15/2029		3,110	2,920
5.70%, 04/01/2028		4,537	4,513
7.00%, 02/01/2030		1,175	1,219
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034(1)		1,952	1,658
Gazprom PJSC Via Gaz Capital SA
4.95%, 03/23/2027		20,900	14,630
Gazprom PJSC via Gaz Finance Plc
2.95%, 04/15/2025	EUR	15,000	11,400
2.95%, 01/27/2029(1)		$28,600	20,020
3.00%, 06/29/2027		10,000	7,000
Gray Oak Pipeline LLC
2.00%, 09/15/2023(1)		504	490
2.60%, 10/15/2025(1)		532	482
3.45%, 10/15/2027(1)		983	869
Greenko Dutch BV
3.85%, 03/29/2026(1)		4,680	4,047
Hess Corp.
4.30%, 04/01/2027		4,305	4,112
5.60%, 02/15/2041		4,660	4,405
7.13%, 03/15/2033		517	557
KazMunayGas National Co. JSC
3.50%, 04/14/2033		351	260
5.38%, 04/24/2030		2,346	2,096
KazTransGas JSC
4.38%, 09/26/2027		600	541
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042		794	656
5.00%, 03/01/2043		1,186	1,013
5.50%, 03/01/2044		2,520	2,279
5.63%, 09/01/2041		182	167
6.55%, 09/15/2040		872	874
6.95%, 01/15/2038		588	622

Kinder Morgan, Inc.
5.55%, 06/01/2045		960	875
Leviathan Bond Ltd.
6.13%, 06/30/2025(1)		5,495	5,371
Marathon Petroleum Corp.
4.50%, 04/01/2048		1,161	927
MC Brazil Downstream Trading Sarl
7.25%, 06/30/2031(1)		531	438
MPLX LP
4.25%, 12/01/2027		5,655	5,344
NGPL PipeCo LLC
3.25%, 07/15/2031(1)		7,679	6,246
4.88%, 08/15/2027(1)		5,010	4,758
Noble Finance Co.
11.00%, 02/15/2028(1)(6)		25	27
11.00%, 02/15/2028(6)		35	38
Northwest Pipeline LLC
4.00%, 04/01/2027		3,392	3,206
Occidental Petroleum Corp.
0.00%, 10/10/2036		1,253	626
8.50%, 07/15/2027		1,705	1,836
8.88%, 07/15/2030		2,618	2,956
Oleoducto Central SA
4.00%, 07/14/2027(18)		675	595
Ovintiv, Inc.
6.50%, 08/15/2034		11,993	12,068
7.38%, 11/01/2031		1,182	1,258
Pertamina Persero PT
3.10%, 08/27/2030(1)		4,663	4,008
Petrobras Global Finance BV
6.25%, 12/14/2026	GBP	4,254	4,970
Petroleos de Venezuela SA
5.38%, 04/12/2027(9)		$2,052	92
5.50%, 04/12/2037(9)		2,500	113
6.00%, 05/16/2024(9)		2,312	110
6.00%, 11/15/2026(9)		4,600	207
9.00%, 05/17/2023(9)		200	9
9.75%, 05/17/2035(9)		830	39
Petroleos Mexicanos
4.88%, 01/18/2024		374	366
5.50%, 06/27/2044		203	119
6.70%, 02/16/2032		31,066	24,394
6.75%, 09/21/2047		17,427	11,118
6.88%, 08/04/2026		219	207
6.95%, 01/28/2060		3,895	2,462
7.69%, 01/23/2050		3,171	2,194
8.75%, 06/02/2029		1,307	1,226
Petronas Capital Ltd.
2.48%, 01/28/2032(1)		1,700	1,404
3.50%, 04/21/2030(1)		3,900	3,555
Plains All American Pipeline LP
3.55%, 12/15/2029		800	694
Plains All American Pipeline LP / PAA Finance Corp.
3.80%, 09/15/2030		4,120	3,581
4.30%, 01/31/2043		3,335	2,418
Puma International Financing SA
5.00%, 01/24/2026(18)		286	249
5.13%, 10/06/2024(1)		531	495
QatarEnergy Trading LLC
2.25%, 07/12/2031		2,900	2,400
Reliance Industries Ltd.
4.13%, 01/28/2025		250	243
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024		129	130
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027		162	167
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028(1)		426	430

Rockies Express Pipeline LLC
4.95%, 07/15/2029(1)	5,700	5,115
6.88%, 04/15/2040(1)	3,535	2,968
Ruby Pipeline LLC
8.00%, 04/01/2023(1)(9)	2,879	3,123
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	11,629	10,779
5.63%, 03/01/2025	13,831	13,851
5.75%, 05/15/2024	705	705
5.88%, 06/30/2026	8,035	8,130
Saudi Arabian Oil Co.
1.63%, 11/24/2025	2,200	2,004
Shell International Finance BV
3.88%, 11/13/2028	4,520	4,353
Southern Gas Corridor CJSC
6.88%, 03/24/2026	1,584	1,622
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(1)	1,000	811
Southwestern Energy Co.
4.75%, 02/01/2032	1,850	1,581
Targa Resources Corp.
5.20%, 07/01/2027	775	760
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	1,400	1,178
4.88%, 02/01/2031	2,677	2,417
5.50%, 03/01/2030	2,105	1,981
6.50%, 07/15/2027	1,384	1,393
TC PipeLines LP
4.38%, 03/13/2025	3,330	3,258
Texas Eastern Transmission LP
3.50%, 01/15/2028(1)	3,771	3,428
Topaz Solar Farms LLC
4.88%, 09/30/2039(1)	419	370
5.75%, 09/30/2039(1)	3,241	3,070
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	544	472
3.95%, 05/15/2050	1,436	1,092
4.00%, 03/15/2028	4,972	4,665
4.60%, 03/15/2048	1,694	1,408
7.85%, 02/01/2026	3,285	3,506
TransMontaigne Partners LP / TLP Finance Corp.
6.13%, 02/15/2026	5,540	4,764
Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024(1)	2,800	2,772
Transocean Poseidon Ltd.
6.88%, 02/01/2027(1)	3,308	3,219
Transocean Proteus Ltd.
6.25%, 12/01/2024(1)	4,478	4,411
Valero Energy Partners LP
4.50%, 03/15/2028	5,370	5,207
Variable Energi ASA
7.50%, 01/15/2028(1)	5,135	5,231
8.00%, 11/15/2032(1)	11,505	11,881
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033(1)	3,700	3,023
4.13%, 08/15/2031(1)	1,000	852
Western Midstream Operating LP
4.30%, 02/01/2030	1,775	1,549
5.30%, 03/01/2048	5,089	4,184
5.45%, 04/01/2044	1,256	1,043
5.50%, 08/15/2048	940	780
5.50%, 02/01/2050	2,350	1,936
Williams Companies, Inc.
2.60%, 03/15/2031	4,619	3,738
3.50%, 10/15/2051	2,098	1,428
YPF SA
7.00%, 09/30/2033(4)(18)	29	19
7.00%, 12/15/2047(1)	342	205

Total Energy		642,510

Financials – 12.59%
AerCap Ireland Capital DAC
3.00%, 10/29/2028	39,661	33,227
3.30%, 01/30/2032	11,692	9,140
3.50%, 01/15/2025	958	912
3.65%, 07/21/2027	200	181
3.88%, 01/23/2028	10,445	9,394
4.88%, 01/16/2024	1,828	1,811
6.50%, 07/15/2025	250	253
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(2)	2,400	2,316
Air Lease Corp.
3.00%, 02/01/2030	4,635	3,865
3.13%, 12/01/2030	14,900	12,348
3.25%, 10/01/2029	1,250	1,064
3.38%, 07/01/2025	5,360	5,070
3.88%, 07/03/2023	4,000	3,964
4.63%, 10/01/2028	30	28
5.85%, 12/15/2027	9,015	9,005
Aircastle Ltd.
4.13%, 05/01/2024	5,440	5,259
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,536	1,142
2.00%, 05/18/2032	1,058	810
2.95%, 03/15/2034	2,912	2,360
3.95%, 01/15/2027	253	242
3.95%, 01/15/2028	364	342
4.70%, 07/01/2030	42	40
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 10/15/2027(1)	1,000	899
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	821	786
Ally Financial, Inc.
2.20%, 11/02/2028	4,235	3,302
4.63%, 03/30/2025	15,470	15,123
5.75%, 11/20/2025	8,205	7,949
8.00%, 11/01/2031	8,450	8,723
American Assets Trust LP
3.38%, 02/01/2031	10,870	8,622
American Express Co.
2.55%, 03/04/2027	10,180	9,261
5.85%, 11/05/2027	11,045	11,498
American Homes 4 Rent LP
2.38%, 07/15/2031	1,690	1,304
American International Group, Inc.
4.75%, 04/01/2048	896	799
American Tower Corp.
1.88%, 10/15/2030	1,022	789
2.10%, 06/15/2030	3,962	3,136
2.30%, 09/15/2031	6,000	4,664
3.80%, 08/15/2029	3,903	3,541
AmFam Holdings, Inc.
2.81%, 03/11/2031(1)	5,500	4,273
Antares Holdings LP
2.75%, 01/15/2027(1)	8,970	7,186
3.75%, 07/15/2027(1)	20,265	16,382
Aon Corp.
2.80%, 05/15/2030	4,151	3,540
4.50%, 12/15/2028	3,761	3,628
Aon Corp. / Aon Global Holdings Plc
2.05%, 08/23/2031	5,527	4,370
2.60%, 12/02/2031	6,275	5,122
3.90%, 02/28/2052	1,262	974
Arabian Centres Sukuk II Ltd.
5.63%, 10/07/2026(1)	437	395
Arabian Centres Sukuk Ltd.
5.38%, 11/26/2024(18)	228	217
Ares Capital Corp.
2.88%, 06/15/2028	8,315	6,667
3.20%, 11/15/2031	18,865	13,844

Arthur J Gallagher & Co.
3.05%, 03/09/2052		1,995	1,262
ASG Finance Designated Activity Co.
7.88%, 12/03/2024(1)		493	471
Athene Global Funding
1.61%, 06/29/2026(1)		9,100	7,849
1.72%, 01/07/2025(1)		27,575	25,441
1.99%, 08/19/2028(1)		12,230	9,840
2.55%, 11/19/2030(1)		3,300	2,551
2.72%, 01/07/2029(1)		3,800	3,138
3.21%, 03/08/2027(1)		5,070	4,518
4.90% (SOFR + 0.70%), 05/24/2024(1)(2)		10,525	10,341
Athene Holding Ltd.
3.50%, 01/15/2031		1,835	1,507
4.13%, 01/12/2028		11,630	10,658
Athora Netherlands NV
2.38%, 05/17/2024	EUR	500	516
Aviation Capital Group LLC
1.95%, 01/30/2026(1)		$5,720	4,980
4.88%, 10/01/2025(1)		2,789	2,628
5.50%, 12/15/2024(1)		3,900	3,831
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027(1)		37,187	29,723
2.75%, 02/21/2028(1)		6,105	4,901
2.88%, 02/15/2025(1)		3,919	3,620
3.25%, 02/15/2027(1)		1,791	1,533
3.95%, 07/01/2024(1)		1,634	1,564
4.25%, 04/15/2026(1)		515	467
4.38%, 05/01/2026(1)		886	807
5.50%, 01/15/2026(1)		1,069	1,016
Banco Mercantil del Norte SA
5.88% (5 Year CMT Index + 4.64%), 01/24/2171(1)(2)		500	446
6.63% (10 Year CMT Index + 5.03%), 01/24/2171(1)(2)		995	824
6.75% (5 Year CMT Index + 4.97%), 09/27/2171(2)(18)		200	195
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025(1)		5,395	5,338
Banco Santander SA
0.70% (1 Year CMT Index + 0.45%), 06/30/2024(2)		20,600	20,031
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(2)		1,800	1,537
2.75%, 12/03/2030		3,200	2,451
3.49%, 05/28/2030		800	673
5.18%, 11/19/2025		2,400	2,361
Bank of America Corp.
1.66% (SOFR + 0.91%), 03/11/2027(2)		42,465	37,570
1.73% (SOFR + 0.96%), 07/22/2027(2)		40,854	35,794
1.90% (SOFR + 1.53%), 07/23/2031(2)		5,367	4,119
1.92% (SOFR + 1.37%), 10/24/2031(2)		11,934	9,116
2.09% (SOFR + 1.06%), 06/14/2029(2)		19,260	16,207
2.30% (SOFR + 1.22%), 07/21/2032(2)		16,542	12,739
2.48% (5 Year CMT Index + 1.20%), 09/21/2036(2)		11,315	8,314
2.50% (3 Month LIBOR USD + 0.99%), 02/13/2031(2)		22,369	18,181
2.57% (SOFR + 1.21%), 10/20/2032(2)		11,087	8,683
2.59% (SOFR + 2.15%), 04/29/2031(2)		25,162	20,493
2.65% (SOFR + 1.22%), 03/11/2032(2)		5,290	4,234
2.69% (SOFR + 1.32%), 04/22/2032(2)		20,298	16,246
2.97% (SOFR + 1.33%), 02/04/2033(2)		15,787	12,718
3.19% (3 Month LIBOR USD + 1.18%), 07/23/2030(2)		54	46
3.82% (3 Month LIBOR USD + 1.58%), 01/20/2028(2)		13,526	12,621
3.97% (3 Month LIBOR USD + 1.21%), 02/07/2030(2)		3,078	2,796
4.18%, 11/25/2027		16,659	15,801
4.25%, 10/22/2026		13,040	12,596
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(2)		7,889	7,356
4.45%, 03/03/2026		855	838
4.57% (SOFR + 1.83%), 04/27/2033(2)		7,557	6,912
5.02% (SOFR + 2.16%), 07/22/2033(2)		9,562	9,078
Bank of New York Mellon Corp.
5.83% (SOFR + 2.07%), 10/25/2033(2)		3,200	3,317

Barclays Plc
2.28% (1 Year CMT Index + 1.05%), 11/24/2027(2)		25,615	22,141
2.85% (SOFR + 2.71%), 05/07/2026(2)		1,840	1,710
3.56% (5 Year CMT Index + 2.90%), 09/23/2035(2)		45,920	34,943
3.65%, 03/16/2025		1,015	975
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(2)		5,648	5,477
4.38%, 01/12/2026		2,670	2,584
4.38% (5 Year CMT Index + 3.41%), 12/15/2170(2)		10,985	8,376
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(2)		3,700	3,475
5.09% (3 Month LIBOR USD + 3.05%), 06/20/2030(2)		1,570	1,446
5.75% (1 Year CMT Index + 3.00%), 08/09/2033(2)		3,930	3,713
7.25% (5 Year Sterling Overnight Index Average Mid-Swap + 6.74%), 06/15/2171(2)	GBP	18,283	21,815
7.44% (1 Year CMT Index + 3.50%), 11/02/2033(2)		$3,900	4,086
Barings BDC, Inc.
3.30%, 11/23/2026		8,585	7,276
BBVA Bancomer SA
1.88%, 09/18/2025(1)		6,755	6,122
Blackstone Private Credit Fund
4.00%, 01/15/2029		5,498	4,536
Blackstone Secured Lending Fund
2.13%, 02/15/2027		21,770	18,026
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027(1)(2)		6,822	5,963
1.68% (SOFR + 0.91%), 06/30/2027(1)(2)		17,105	14,886
2.16% (SOFR + 1.22%), 09/15/2029(1)(2)		1,585	1,292
2.59% (SOFR + 1.23%), 01/20/2028(1)(2)		15,155	13,329
Brixmor Operating Partnership LP
2.25%, 04/01/2028		925	763
3.65%, 06/15/2024		2,825	2,738
3.85%, 02/01/2025		1,035	993
3.90%, 03/15/2027		2,430	2,222
4.05%, 07/01/2030		2,337	2,044
4.13%, 06/15/2026		1,967	1,855
4.13%, 05/15/2029		4,342	3,882
Brookfield Finance I UK Plc / Brookfield Finance, Inc.
2.34%, 01/30/2032		14,500	11,039
Brookfield Finance, Inc.
2.72%, 04/15/2031		2,900	2,326
Capital One Financial Corp.
3.27% (SOFR + 1.79%), 03/01/2030(2)		16,238	13,883
5.25% (SOFR + 2.60%), 07/26/2030(2)		568	541
CBRE Services, Inc.
2.50%, 04/01/2031		4,900	3,862
Charles Schwab Corp.
4.00% (10 Year CMT Index + 3.08%), 03/01/2171(2)		6,634	5,290
4.00% (5 Year CMT Index + 3.17%), 06/01/2171(2)		12,000	10,410
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/2026		300	77
6.00%, 07/16/2025		1,755	452
6.45%, 11/07/2024		660	172
Citigroup, Inc.
0.98% (SOFR + 0.67%), 05/01/2025(2)		800	749
1.46% (SOFR + 0.77%), 06/09/2027(2)		19,055	16,528
2.01% (SOFR + 0.69%), 01/25/2026(2)		34,160	31,658
2.52% (SOFR + 1.18%), 11/03/2032(2)		5,308	4,128
2.56% (SOFR + 1.17%), 05/01/2032(2)		14,459	11,415
2.57% (SOFR + 2.11%), 06/03/2031(2)		5,160	4,173
2.98% (SOFR + 1.42%), 11/05/2030(2)		4,260	3,582
3.06% (SOFR + 1.35%), 01/25/2033(2)		22,388	18,067
3.07% (SOFR + 1.28%), 02/24/2028(2)		10,440	9,412
3.11% (SOFR + 2.84%), 04/08/2026(2)		1,756	1,662
3.79% (SOFR + 1.94%), 03/17/2033(2)		2,193	1,876
4.13%, 07/25/2028		1,675	1,559
4.41% (SOFR + 3.91%), 03/31/2031(2)		20,356	18,693
6.27% (SOFR + 2.34%), 11/17/2033(2)		12,715	13,117
CNO Financial Group, Inc.
5.25%, 05/30/2025		580	575
5.25%, 05/30/2029		3,840	3,658
Corporate Office Properties LP
2.75%, 04/15/2031		1,555	1,164

Country Garden Holdings Co. Ltd.
2.70%, 07/12/2026		500	283
3.30%, 01/12/2031		4,895	2,553
3.88%, 10/22/2030		300	158
Credit Agricole SA
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)		21,168	18,444
4.38%, 03/17/2025(1)		1,717	1,656
Credit Suisse AG
3.70%, 02/21/2025		9,610	8,861
Credit Suisse Group AG
1.31% (SOFR + 0.98%), 02/02/2027(1)(2)		24,465	19,540
2.19% (SOFR + 2.04%), 06/05/2026(1)(2)		1,780	1,520
3.09% (SOFR + 1.73%), 05/14/2032(1)(2)		33,455	23,116
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(1)(2)		540	433
4.19% (SOFR + 3.73%), 04/01/2031(1)(2)		10,164	7,890
5.25% (5 Year CMT Index + 4.89%), 02/11/2171(1)(2)		1,100	716
6.37% (SOFR + 3.34%), 07/15/2026(1)(2)		11,670	10,956
6.44% (SOFR + 3.70%), 08/11/2028(1)(2)		15,695	14,293
6.50%, 08/08/2023(1)		1,400	1,354
6.54% (SOFR + 3.92%), 08/12/2033(1)(2)		55,414	48,621
7.25% (5 Year 1100 Run ICE Swap Rate USD + 4.33%), 03/12/2171(1)(2)		1,100	791
7.50% (5 Year Swap Rate USD + 4.60%), 01/17/2171(1)(2)		2,900	2,317
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2171(2)		1,400	1,218
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2171(1)(2)		1,800	1,566
9.02% (SOFR + 5.02%), 11/15/2033(1)(2)		25,355	25,960
Crown Castle, Inc.
2.10%, 04/01/2031		2,592	2,043
2.50%, 07/15/2031		3,130	2,522
3.10%, 11/15/2029		2,341	2,041
3.15%, 07/15/2023		663	656
3.30%, 07/01/2030		9,059	7,925
3.65%, 09/01/2027		7,580	7,041
3.80%, 02/15/2028		4,364	4,056
4.30%, 02/15/2029		13,213	12,478
CTP NV
1.25%, 06/21/2029	EUR	300	211
Danske Bank
3.24% (3 Month LIBOR USD + 1.59%), 12/20/2025(1)(2)		$4,479	4,192
5.38%, 01/12/2024(1)		7,143	7,084
Dar Al-Arkan Sukuk Co. Ltd.
6.88%, 03/21/2023(18)		225	224
Deutsche Bank AG
0.96%, 11/08/2023		20,885	20,094
1.75% (3 Month EURIBOR + 2.05%), 11/19/2030(2)(10)	EUR	800	672
2.22% (SOFR + 2.16%), 09/18/2024(2)		$4,895	4,728
3.04% (SOFR + 1.72%), 05/28/2032(2)(18)		3,300	2,501
3.55% (SOFR + 3.04%), 09/18/2031(2)		16,820	13,484
3.73% (SOFR + 2.76%), 01/14/2032(2)		5,330	3,908
3.96% (SOFR + 2.58%), 11/26/2025(2)		7,223	6,902
Discover Bank
2.45%, 09/12/2024		2,622	2,480
4.65%, 09/13/2028		891	835
Discover Financial Services
3.95%, 11/06/2024		6,058	5,897
4.10%, 02/09/2027		6,102	5,742
DNB Bank ASA
1.61% (1 Year CMT Index + 0.68%), 03/30/2028(1)(2)		15,430	13,053
Emirates NBD Bank PJSC
6.13% (6 Year CMT Index USD + 3.66%), 09/20/2170(2)(18)		377	371
EPR Properties
4.75%, 12/15/2026		140	126
4.95%, 04/15/2028		414	353
Equinix, Inc.
2.15%, 07/15/2030		19,706	15,677
2.50%, 05/15/2031		2,131	1,712
3.20%, 11/18/2029		15,054	13,103
3.90%, 04/15/2032		8,510	7,561
Equitable Financial Life Global Funding
1.70%, 11/12/2026(1)		1,055	923
1.80%, 03/08/2028(1)		7,665	6,376

Essential Properties LP
2.95%, 07/15/2031	2,800	2,036
Extra Space Storage LP
3.90%, 04/01/2029	1,870	1,675
Fairfax Financial Holdings Ltd.
4.63%, 04/29/2030	3,201	2,904
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053(1)(2)	3,860	3,689
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054(1)(2)	8,000	7,298
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057(1)(2)	3,000	2,412
8.63%, 05/01/2024(1)	4,480	4,621
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025(1)	2,360	2,325
Fidelity National Financial, Inc.
2.45%, 03/15/2031	6,840	5,218
3.40%, 06/15/2030	5,874	4,958
4.50%, 08/15/2028	15,455	14,658
Fifth Third Bancorp
2.55%, 05/05/2027	1,020	916
First American Financial Corp.
2.40%, 08/15/2031	6,800	4,969
FS KKR Capital Corp.
3.13%, 10/12/2028	7,820	6,304
Global Atlantic Finance Co.
4.40%, 10/15/2029(1)	2,987	2,500
Global Bank Corp.
5.25% (3 Month LIBOR USD + 3.30%), 04/16/2029(2)	200	182
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	15,752	12,592
3.35%, 09/01/2024	2,475	2,372
4.00%, 01/15/2030	12,085	10,584
4.00%, 01/15/2031	1,989	1,706
5.25%, 06/01/2025	2,271	2,232
5.30%, 01/15/2029	5,325	5,039
5.38%, 11/01/2023	4,414	4,399
5.38%, 04/15/2026	9,110	8,938
5.75%, 06/01/2028	11,809	11,579
Goldman Sachs Group, Inc.
0.66% (SOFR + 0.51%), 09/10/2024(2)	6,303	6,064
0.67% (SOFR + 0.57%), 03/08/2024(2)	4,496	4,448
0.93% (SOFR + 0.49%), 10/21/2024(2)	13,124	12,573
1.22%, 12/06/2023	20,000	19,306
1.43% (SOFR + 0.80%), 03/09/2027(2)	35,615	31,231
1.54% (SOFR + 0.82%), 09/10/2027(2)	13,410	11,568
1.76% (SOFR + 0.73%), 01/24/2025(2)	34,030	32,572
1.95% (SOFR + 0.91%), 10/21/2027(2)	20,405	17,842
1.99% (SOFR + 1.09%), 01/27/2032(2)	2,820	2,148
2.38% (SOFR + 1.25%), 07/21/2032(2)	27,582	21,401
2.62% (SOFR + 1.28%), 04/22/2032(2)	3,899	3,109
2.64% (SOFR + 1.11%), 02/24/2028(2)	8,817	7,851
2.65% (SOFR + 1.26%), 10/21/2032(2)	26,073	20,586
3.10% (SOFR + 1.41%), 02/24/2033(2)	10,974	8,911
3.20%, 02/23/2023	10,030	10,005
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(2)	6,686	6,443
3.50%, 04/01/2025	14,473	13,918
4.48% (SOFR + 1.73%), 08/23/2028(2)	6,325	6,062
Grupo Aval Ltd.
4.38%, 02/04/2030(1)	383	310
Guardian Life Global Funding
1.63%, 09/16/2028(1)	5,000	4,168
Healthcare Realty Holdings LP
2.00%, 03/15/2031	7,780	5,890
2.05%, 03/15/2031	783	572
2.40%, 03/15/2030	2,955	2,306
3.10%, 02/15/2030	4,831	4,034
3.50%, 08/01/2026	2,000	1,862
3.63%, 01/15/2028	232	206

Healthpeak Properties, Inc.
2.88%, 01/15/2031		1,980	1,655
3.40%, 02/01/2025		160	154
3.50%, 07/15/2029		231	206
Highwoods Realty LP
4.13%, 03/15/2028		358	323
HSBC Holdings Plc
1.59% (SOFR + 1.29%), 05/24/2027(2)		10,490	9,045
1.65% (SOFR + 1.54%), 04/18/2026(2)		2,982	2,692
2.01% (SOFR + 1.73%), 09/22/2028(2)		26,400	22,065
2.10% (SOFR + 1.93%), 06/04/2026(2)		5,008	4,557
2.21% (SOFR + 1.29%), 08/17/2029(2)		17,585	14,194
2.25% (SOFR + 1.10%), 11/22/2027(2)		634	549
2.36% (SOFR + 1.95%), 08/18/2031(2)		2,999	2,292
2.80% (SOFR + 1.19%), 05/24/2032(2)		16,365	12,661
2.85% (SOFR + 2.39%), 06/04/2031(2)		34,320	27,391
2.87% (SOFR + 1.41%), 11/22/2032(2)		43,030	32,885
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(2)		13,200	11,554
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(2)		1,700	1,626
4.58% (3 Month LIBOR USD + 1.53%), 06/19/2029(2)		3,200	2,946
4.76% (SOFR + 2.11%), 06/09/2028(2)		2,075	1,961
4.95%, 03/31/2030		9,900	9,442
5.40% (SOFR + 2.87%), 08/11/2033(2)		5,980	5,538
Huarong Finance 2017 Co. Ltd.
4.95%, 11/07/2047		400	273
Huarong Finance 2019 Co. Ltd.
3.38%, 02/24/2030		200	152
3.88%, 11/13/2029		200	157
4.50%, 05/29/2029		200	165
Hudson Pacific Properties LP
3.95%, 11/01/2027		10,372	8,825
5.95%, 02/15/2028		1,845	1,723
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.38%, 02/01/2029		1,265	1,070
IMMOFINANZ AG
2.63%, 01/27/2023	EUR	4,200	4,462
Intercontinental Exchange, Inc.
1.85%, 09/15/2032		$21,260	15,992
2.10%, 06/15/2030		3,955	3,227
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031		1,870	1,382
2.30%, 11/15/2028		1,475	1,220
4.15%, 04/15/2032		7,743	6,774
Jefferies Financial Group, Inc.
4.15%, 01/23/2030		7,180	6,410
4.85%, 01/15/2027		1,500	1,481
6.25%, 01/15/2036		1,430	1,442
6.45%, 06/08/2027		3,660	3,819
6.50%, 01/20/2043		1,125	1,096
JP Morgan Chase & Co.
0.97% (3 Month Term SOFR + 0.58%), 06/23/2025(2)		31,140	29,028
1.47% (SOFR + 0.77%), 09/22/2027(2)		8,340	7,220
1.58% (SOFR + 0.89%), 04/22/2027(2)		23,223	20,405
1.76% (3 Month Term SOFR + 1.11%), 11/19/2031(2)		5,380	4,078
1.95% (SOFR + 1.07%), 02/04/2032(2)		5,064	3,874
2.01% (3 Month Term SOFR + 1.59%), 03/13/2026(2)		8,481	7,850
2.07% (SOFR + 1.02%), 06/01/2029(2)		3,165	2,643
2.18% (SOFR + 1.89%), 06/01/2028(2)		6,206	5,426
2.52% (SOFR + 2.04%), 04/22/2031(2)		10,031	8,208
2.55% (SOFR + 1.18%), 11/08/2032(2)		18,044	14,263
2.58% (SOFR + 1.25%), 04/22/2032(2)		8,931	7,154
2.74% (SOFR + 1.51%), 10/15/2030(2)		9,012	7,558
2.95% (SOFR + 1.17%), 02/24/2028(2)		21,306	19,273
2.96% (SOFR + 2.52%), 05/13/2031(2)		4,470	3,683
2.96% (SOFR + 1.26%), 01/25/2033(2)		19,096	15,542
4.49% (SOFR + 3.79%), 03/24/2031(2)		13,825	12,912
4.91% (SOFR + 2.08%), 07/25/2033(2)		4,545	4,327

JPMorgan Chase & Co.
0.82% (SOFR + 0.54%), 06/01/2025(2)		5,635	5,253
3.96% (3 Month LIBOR USD + 1.25%), 01/29/2027(2)		2,050	1,954
4.57% (SOFR + 1.75%), 06/14/2030(2)		2,087	1,964
4.59% (SOFR + 1.80%), 04/26/2033(2)		5,375	4,976
Kilroy Realty LP
2.65%, 11/15/2033		120	83
Kimco Realty Corp.
3.25%, 08/15/2026		1,665	1,531
4.60%, 02/01/2033		717	656
Life Storage LP
2.20%, 10/15/2030		4,425	3,438
2.40%, 10/15/2031		7,214	5,550
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(2)		14,105	12,209
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(2)		420	378
3.87% (1 Year CMT Index + 3.50%), 07/09/2025(2)		1,675	1,621
4.45%, 05/08/2025		3,665	3,595
4.95% (CMS 5 Year Rate EUR + 5.29%), 06/27/2171(2)(10)	EUR	7,781	7,956
4.98% (1 Year CMT Index + 2.30%), 08/11/2033(2)		$12,190	11,193
Logan Group Co. Ltd.
4.25%, 07/12/2025		2,205	485
4.85%, 12/14/2026		2,995	670
LSEGA Financing Plc
2.00%, 04/06/2028(1)		6,811	5,804
Macquarie Group Ltd.
1.34% (SOFR + 1.07%), 01/12/2027(1)(2)		10,480	9,134
2.87% (SOFR + 1.53%), 01/14/2033(1)(2)		14,785	11,343
4.44% (SOFR + 2.41%), 06/21/2033(1)(2)		6,445	5,594
Marsh & McLennan Companies, Inc.
2.25%, 11/15/2030		3,115	2,550
5.75%, 11/01/2032		2,000	2,091
Mizuho Financial Group, Inc.
0.85% (SOFR + 0.87%), 09/08/2024(2)(10)		913	881
Morgan Stanley
0.00%, 04/02/2032(4)(18)		14,800	8,459
0.53% (SOFR + 0.46%), 01/25/2024(2)		23,837	23,677
0.73% (SOFR + 0.62%), 04/05/2024(2)		15,461	15,239
0.79% (SOFR + 0.51%), 01/22/2025(2)		5,940	5,620
1.16% (SOFR + 0.56%), 10/21/2025(2)		29,255	26,930
1.51% (SOFR + 0.86%), 07/20/2027(2)		3,292	2,857
1.59% (SOFR + 0.88%), 05/04/2027(2)		17,113	15,012
1.79% (SOFR + 1.03%), 02/13/2032(2)		12,046	9,053
1.93% (SOFR + 1.02%), 04/28/2032(2)		16,589	12,517
2.24% (SOFR + 1.18%), 07/21/2032(2)		37,466	28,744
2.48% (SOFR + 1.00%), 01/21/2028(2)		26,536	23,579
2.48% (SOFR + 1.36%), 09/16/2036(2)		6,600	4,786
2.51% (SOFR + 1.20%), 10/20/2032(2)		11,540	9,031
2.70% (SOFR + 1.14%), 01/22/2031(2)		10,000	8,263
2.94% (SOFR + 1.29%), 01/21/2033(2)		9,550	7,726
3.22% (SOFR + 1.49%), 04/22/2042(2)		751	556
3.59% (3 Month LIBOR USD + 1.34%), 07/22/2028(2)		1,835	1,683
3.74% (3 Month LIBOR USD + 0.85%), 04/24/2024(2)		2,676	2,662
3.95%, 04/23/2027		13,820	13,052
4.43% (3 Month LIBOR USD + 1.63%), 01/23/2030(2)		60	56
4.60% (SOFR + 0.47%), 11/10/2023(2)		618	616
4.89% (SOFR + 2.08%), 07/20/2033(2)		1,711	1,608
5.00%, 11/24/2025		8,000	7,976
6.30% (SOFR + 2.24%), 10/18/2028(2)		4,093	4,225
6.34% (SOFR + 2.56%), 10/18/2033(2)		4,361	4,569
National General Holdings Corp.
6.75%, 05/15/2024(1)		12,910	12,915
National Retail Properties, Inc.
3.00%, 04/15/2052		687	409
3.10%, 04/15/2050		1,139	698
3.50%, 04/15/2051		802	536
Nationwide Building Society
0.55%, 01/22/2024(1)		16,400	15,583
3.77% (3 Month LIBOR USD + 1.06%), 03/08/2024(1)(2)		26,268	26,124
3.96% (3 Month LIBOR USD + 1.86%), 07/18/2030(1)(2)		5,650	4,892
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029(1)(2)		8,600	7,759
4.36% (3 Month LIBOR USD + 1.39%), 08/01/2024(1)(2)		4,000	3,948

Nationwide Mutual Insurance Co.
7.06% (3 Month LIBOR USD + 2.29%), 12/15/2024(1)(2)	6,180	6,164
Natwest Group Plc
4.27% (3 Month LIBOR USD + 1.76%), 03/22/2025(2)	28,415	27,786
4.60% (5 Year CMT Index + 3.10%), 09/30/2171(2)	3,600	2,577
NatWest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(2)	12,170	10,533
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(2)	4,390	3,975
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(2)	2,900	2,744
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(2)	6,600	6,217
5.52% (1 Year CMT Index + 2.27%), 09/30/2028(2)	5,115	5,052
Navient Corp.
5.50%, 01/25/2023	3,000	2,995
NBK Tier 1 Ltd.
3.63% (6 Year CMT Index USD + 2.88%), 08/24/2170(1)(2)	529	461
New York Life Global Funding
0.85%, 01/15/2026(1)	12,430	11,044
2.35%, 07/14/2026(1)	1,000	920
New York Life Insurance Co.
3.75%, 05/15/2050(1)	7,841	5,996
Nomura Holdings, Inc.
2.17%, 07/14/2028	19,200	15,853
2.61%, 07/14/2031	1,825	1,411
2.68%, 07/16/2030	1,138	910
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/2051(1)	2,420	1,689
Oaktree Specialty Lending Corp.
2.70%, 01/15/2027	5,520	4,687
Old Republic International Corp.
3.88%, 08/26/2026	5,155	4,880
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	8,700	6,290
OneMain Finance Corp.
5.63%, 03/15/2023	3,658	3,645
ORIX Corp.
4.00%, 04/13/2032	598	530
5.20%, 09/13/2032	9,779	9,531
Owl Rock Capital Corp.
2.63%, 01/15/2027	7,570	6,245
2.88%, 06/11/2028	7,985	6,270
Owl Rock Technology Finance Corp.
2.50%, 01/15/2027	10,635	8,670
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023(1)	6,564	6,548
5.50%, 02/15/2024(1)	1,247	1,231
Physicians Realty LP
2.63%, 11/01/2031	5,885	4,593
PNC Financial Services Group, Inc.
6.04% (SOFR + 2.14%), 10/28/2033(2)	8,655	9,011
Prologis LP
1.25%, 10/15/2030	670	508
1.75%, 02/01/2031	704	554
2.25%, 04/15/2030	4,656	3,879
4.63%, 01/15/2033	1,224	1,185
Raymond James Financial, Inc.
4.95%, 07/15/2046	4,420	3,929
Realty Income Corp.
2.20%, 06/15/2028	1,212	1,038
3.25%, 01/15/2031	1,545	1,340
3.40%, 01/15/2028	3,938	3,626
3.95%, 08/15/2027	4,030	3,842
Regency Centers LP
3.60%, 02/01/2027	1,442	1,349
3.70%, 06/15/2030	1,359	1,185
4.13%, 03/15/2028	970	900
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024	895	855

Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026(1)		8,290	7,106
3.63%, 03/01/2029		4,385	3,475
3.88%, 03/01/2031(1)		29,710	22,677
4.00%, 10/15/2033(1)		29,285	21,872
Royal Bank of Canada
0.50%, 10/26/2023		15,460	14,917
Sabra Health Care LP
3.20%, 12/01/2031		6,283	4,675
Santander Holdings USA, Inc.
3.24%, 10/05/2026		6,255	5,805
3.50%, 06/07/2024		50	49
Santander UK Group Holdings Plc
1.09% (SOFR + 0.79%), 03/15/2025(2)		23,040	21,527
1.53% (1 Year CMT Index + 1.25%), 08/21/2026(2)		6,242	5,498
1.67% (SOFR + 0.99%), 06/14/2027(2)		11,405	9,698
2.47% (SOFR + 1.22%), 01/11/2028(2)		800	683
2.90% (SOFR + 1.48%), 03/15/2032(2)		24,900	19,241
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(2)		4,990	4,459
4.75%, 09/15/2025(1)		1,025	977
4.80% (3 Month LIBOR USD + 1.57%), 11/15/2024(2)		14,535	14,291
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2049		1,300	68
Shimao Group Holdings Ltd.
3.45%, 01/11/2031		5,645	999
4.60%, 07/13/2030		400	70
4.75%, 07/03/2023(9)		4,359	806
5.20%, 01/16/2027		4,595	827
5.60%, 07/15/2026		3,025	552
6.13%, 02/21/2024		1,275	234
Simon Property Group LP
2.65%, 07/15/2030		3,540	2,944
Sino-Ocean Land Treasure IV Ltd.
4.75%, 08/05/2029		1,725	880
4.75%, 01/14/2030		3,305	1,676
Sirius International Group Ltd.
4.60%, 11/01/2026(1)		2,520	2,165
SITE Centers Corp.
3.63%, 02/01/2025		1,914	1,806
4.25%, 02/01/2026		2,500	2,355
4.70%, 06/01/2027		8,000	7,505
Societe Generale SA
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(2)		10,400	8,001
3.65% (5 Year CMT Index + 3.00%), 07/08/2035(1)(2)		7,705	6,049
4.25%, 04/14/2025(1)		2,340	2,245
4.75%, 11/24/2025(1)		9,285	8,912
Standard Chartered Plc
1.21% (1 Year CMT Index + 0.88%), 03/23/2025(1)(2)		2,500	2,353
2.61% (1 Year CMT Index + 1.18%), 01/12/2028(1)(2)		729	632
2.68% (1 Year CMT Index + 1.20%), 06/29/2032(1)(2)		52,100	39,271
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(1)(2)		3,241	3,014
3.27% (5 Year CMT Index + 2.30%), 02/18/2036(1)(2)		41,220	30,479
4.64% (1 Year CMT Index + 3.85%), 04/01/2031(1)(2)		22,853	20,537
Stewart Information Services Corp.
3.60%, 11/15/2031		14,990	11,487
Stichting AK Rabobank Certificaten
6.50%, 03/29/2170(4)	EUR	3,876	3,978
Sunac China Holdings Ltd.
7.00%, 07/09/2025		$700	150
Synchrony Bank
5.63%, 08/23/2027		6,350	6,188
Synchrony Financial
4.25%, 08/15/2024		5,145	5,027
4.38%, 03/19/2024		9,540	9,368
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050(1)		7,545	5,216
4.27%, 05/15/2047(1)		515	421
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054(1)(2)		7,500	7,174
4.90%, 09/15/2044(1)		1,505	1,376

Times China Holdings Ltd.
5.75%, 01/14/2027		5,214	841
6.20%, 03/22/2026		1,950	316
6.75%, 07/08/2025		1,715	281
Toronto-Dominion Bank
0.25%, 01/06/2023		19,175	19,166
UBS AG
4.56% (SOFR + 0.45%), 08/09/2024(1)(2)		8,170	8,113
UBS Group AG
4.49% (1 Year CMT Index + 1.55%), 05/12/2026(1)(2)		3,050	2,981
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027(1)(2)		6,036	5,146
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(2)		2,600	2,302
5.46% (5 Year CMT Index + 4.75%), 06/30/2035(1)(2)		1,930	1,568
7.83%, 12/04/2023(1)		13,400	13,463
Unique Pub Finance Co. Plc
7.40%, 03/28/2024	GBP	1,377	1,650
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.88%, 02/15/2025(1)		$5,000	4,839
US Bancorp
2.22% (SOFR + 0.73%), 01/27/2028(2)		17,045	15,321
5.85% (SOFR + 2.09%), 10/21/2033(2)		8,795	9,130
VICI Properties LP
4.75%, 02/15/2028		3,856	3,658
4.95%, 02/15/2030		1,581	1,505
5.13%, 05/15/2032		8,972	8,308
5.63%, 05/15/2052		6,534	5,780
VICI Properties LP / VICI Note Co., Inc.
3.75%, 02/15/2027(1)		1,927	1,749
3.88%, 02/15/2029(1)		6,345	5,561
4.13%, 08/15/2030(1)		1,223	1,070
4.25%, 12/01/2026(1)		12,018	11,212
4.50%, 09/01/2026(1)		12,405	11,674
4.50%, 01/15/2028(1)		1,850	1,698
4.63%, 06/15/2025(1)		8,280	7,938
4.63%, 12/01/2029(1)		2,754	2,506
5.63%, 05/01/2024(1)		6,145	6,085
5.75%, 02/01/2027(1)		5,545	5,405
Voyager Aviation Holdings LLC
8.50%, 05/09/2026(1)		67	53
Wells Fargo & Co.
2.16% (3 Month LIBOR USD + 0.75%), 02/11/2026(2)		12,765	11,900
2.19% (SOFR + 2.00%), 04/30/2026(2)		10,160	9,455
2.39% (SOFR + 2.10%), 06/02/2028(2)		13,964	12,324
2.57% (SOFR + 1.26%), 02/11/2031(2)		4,803	3,977
2.88% (3 Month Term SOFR + 1.43%), 10/30/2030(2)		17,525	14,886
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(2)		5,739	5,323
3.35% (SOFR + 1.50%), 03/02/2033(2)		37,408	31,512
3.53% (SOFR + 1.51%), 03/24/2028(2)		22,455	20,793
4.30%, 07/22/2027		1,344	1,293
4.90% (SOFR + 2.10%), 07/25/2033(2)		14,069	13,359
5.01% (SOFR + 4.50%), 04/04/2051(2)		3,925	3,457
Welltower, Inc.
4.00%, 06/01/2025		4,690	4,568
4.50%, 01/15/2024		650	642
Weyerhaeuser Co.
4.00%, 04/15/2030		9,630	8,768
WP Carey, Inc.
2.40%, 02/01/2031		2,007	1,599

Total Financials			3,496,662

Government – 0.12%
Asian Development Bank
4.70%, 03/12/2024	MXN	12,200	575
European Investment Bank
0.25%, 09/15/2023		$30,865	29,916
International Finance Corp.
8.00%, 10/09/2023	IDR	9,100,000	593
Perusahaan Penerbit SBSN Indonesia III
2.80%, 06/23/2030(1)		$1,700	1,488

Total Government			32,572

Industrials – 1.34%
Agilent Technologies, Inc.
2.10%, 06/04/2030	1,633	1,321
Amcor Finance USA, Inc.
3.63%, 04/28/2026	12,260	11,600
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
5.25%, 08/15/2027(1)	3,320	2,483
5.25%, 08/15/2027(1)	5,681	4,248
Arrow Electronics, Inc.
4.00%, 04/01/2025	702	678
Artera Services LLC
9.03%, 12/04/2025(1)	6,400	5,332
Avnet, Inc.
5.50%, 06/01/2032	5,440	5,023
BAE Systems Plc
3.40%, 04/15/2030(1)	9,692	8,552
Berry Global, Inc.
1.57%, 01/15/2026	1,800	1,603
1.65%, 01/15/2027	2,000	1,711
4.88%, 07/15/2026(1)	18,610	17,916
Boeing Co.
1.43%, 02/04/2024	16,015	15,347
2.20%, 02/04/2026	19,000	17,263
2.25%, 06/15/2026	2,170	1,953
2.95%, 02/01/2030	2,790	2,363
3.10%, 05/01/2026	370	348
3.20%, 03/01/2029	1,855	1,627
3.25%, 02/01/2035	800	608
3.38%, 06/15/2046	9,940	6,459
3.63%, 03/01/2048	1,941	1,270
3.75%, 02/01/2050	11,737	8,058
3.85%, 11/01/2048	1,465	1,006
3.95%, 08/01/2059	4,388	2,947
4.88%, 05/01/2025	3,005	2,982
5.15%, 05/01/2030	3,620	3,532
5.71%, 05/01/2040	7,091	6,762
5.81%, 05/01/2050	5,553	5,149
5.93%, 05/01/2060	8,416	7,667
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052	1,006	671
4.05%, 06/15/2048	2,035	1,695
4.45%, 01/15/2053	1,178	1,046
5.05%, 03/01/2041	1,184	1,155
Carrier Global Corp.
2.24%, 02/15/2025	791	745
Caterpillar Financial Services Corp.
0.95%, 01/10/2024	25,235	24,342
Cemex SAB de CV
3.88%, 07/11/2031(1)	24,365	20,564
5.13% (5 Year CMT Index + 4.53%), 09/08/2171(1)(2)	5,670	5,239
5.20%, 09/17/2030(1)	8,900	8,303
5.45%, 11/19/2029(1)	3,460	3,322
CNH Industrial Capital LLC
1.95%, 07/02/2023	3,871	3,805
CSX Corp.
4.25%, 11/01/2066	1,170	917
4.30%, 03/01/2048	904	767
4.50%, 03/15/2049	902	784
4.50%, 11/15/2052	1,352	1,174
Embraer Netherlands Finance BV
5.05%, 06/15/2025	1,630	1,582
5.40%, 02/01/2027	960	919
Flex Ltd.
6.00%, 01/15/2028	4,845	4,834
HTA Group Ltd.
7.00%, 12/18/2025(1)	295	271
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	685	565
3.84%, 05/01/2025	3,995	3,860
4.20%, 05/01/2030	2,465	2,237

IHS Holding Ltd.
5.63%, 11/29/2026(1)		606	500
6.25%, 11/29/2028(1)		382	308
Jabil, Inc.
1.70%, 04/15/2026		4,870	4,316
3.00%, 01/15/2031		2,470	2,045
John Deere Capital Corp.
0.70%, 01/15/2026		1,350	1,201
0.90%, 01/10/2024		6,420	6,181
1.25%, 01/10/2025		9,965	9,321
Keysight Technologies, Inc.
3.00%, 10/30/2029		5,800	5,027
Klabin Austria GmbH
3.20%, 01/12/2031(1)		267	214
L3Harris Technologies, Inc.
1.80%, 01/15/2031		6,607	5,070
4.40%, 06/15/2028		961	920
4.40%, 06/15/2028		5,916	5,663
Lockheed Martin Corp.
3.90%, 06/15/2032		1,239	1,168
4.07%, 12/15/2042		1,262	1,092
5.90%, 11/15/2063		727	780
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(1)		510	496
Mexico City Airport Trust
4.25%, 10/31/2026(18)		374	357
Norfolk Southern Corp.
3.00%, 03/15/2032		1,159	990
3.05%, 05/15/2050		2,380	1,594
4.05%, 08/15/2052		2,331	1,867
4.55%, 06/01/2053		1,125	978
Northrop Grumman Corp.
4.03%, 10/15/2047		1,906	1,579
OT Merger Corp.
7.88%, 10/15/2029(1)		1,500	795
Owens Corning
3.88%, 06/01/2030		1,103	980
Penske Truck Leasing Co. LP
1.20%, 11/15/2025(1)		3,726	3,278
4.00%, 07/15/2025(1)		2,239	2,142
Penske Truck Leasing Co. LP / PTL Finance Corp.
1.70%, 06/15/2026(1)		1,598	1,398
4.20%, 04/01/2027(1)		1,635	1,534
5.88%, 11/15/2027(1)		4,279	4,309
Raytheon Technologies Corp.
2.82%, 09/01/2051		1,636	1,060
3.03%, 03/15/2052		3,227	2,188
3.75%, 11/01/2046		3,132	2,417
4.13%, 11/16/2028		7,233	6,923
Rolls-Royce Plc
1.63%, 05/09/2028	EUR	12,240	10,334
5.75%, 10/15/2027	GBP	2,925	3,223
Siemens Financieringsmaatschappij NV
1.70%, 03/11/2028(1)		$250	214
2.15%, 03/11/2031(1)		689	559
Simpar Europe SA
5.20%, 01/26/2031(1)		430	326
TD SYNNEX Corp.
1.75%, 08/09/2026		10,725	9,116
Textron, Inc.
3.00%, 06/01/2030		23,695	20,136
3.38%, 03/01/2028		690	628
3.90%, 09/17/2029		869	787
Trivium Packaging Finance BV
8.50%, 08/15/2027(1)		1,000	918
Union Pacific Corp.
2.97%, 09/16/2062		1,086	698
3.84%, 03/20/2060		4,239	3,275
3.85%, 02/14/2072		864	635

Vulcan Materials Co.
3.50%, 06/01/2030	1,400	1,233
Waste Management, Inc.
2.95%, 06/01/2041	1,074	797
Waste Pro USA, Inc.
5.50%, 02/15/2026(1)	4,920	4,345
WRKCo, Inc.
3.75%, 03/15/2025	815	788
4.00%, 03/15/2028	1,325	1,233

Total Industrials		372,541

Technology – 1.54%
Amdocs Ltd.
2.54%, 06/15/2030	15,503	12,548
Apple, Inc.
2.38%, 02/08/2041	1,088	769
2.55%, 08/20/2060	811	491
2.65%, 05/11/2050	1,728	1,143
2.80%, 02/08/2061	796	504
2.85%, 08/05/2061	983	632
3.85%, 05/04/2043	1,250	1,078
4.10%, 08/08/2062	950	790
4.38%, 05/13/2045	720	665
Applied Materials, Inc.
4.35%, 04/01/2047	764	687
Autodesk, Inc.
2.40%, 12/15/2031	855	683
Broadcom, Inc.
2.45%, 02/15/2031(1)	18,444	14,528
2.60%, 02/15/2033(1)	8,220	6,170
3.14%, 11/15/2035(1)	6,380	4,691
3.42%, 04/15/2033(1)	12,621	10,118
3.47%, 04/15/2034(1)	10,114	8,068
4.15%, 11/15/2030	8,850	7,931
4.15%, 04/15/2032(1)	3,887	3,412
4.93%, 05/15/2037(1)	3,040	2,652
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026	651	609
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	3,325	2,952
3.25%, 02/15/2029	3,875	3,300
3.28%, 12/01/2028	6,400	5,479
3.57%, 12/01/2031	44,205	36,428
4.25%, 04/01/2028	895	824
CGI, Inc.
2.30%, 09/14/2031	14,300	10,858
Dell International LLC / EMC Corp.
4.90%, 10/01/2026	2,749	2,706
8.35%, 07/15/2046	750	854
Electronic Arts, Inc.
1.85%, 02/15/2031	924	726
Entegris Escrow Corp.
4.75%, 04/15/2029(1)	19,155	17,469
Exela Intermediate LLC / Exela Finance, Inc.
11.50%, 07/15/2026(1)	218	37
Fidelity National Information Services, Inc.
5.10%, 07/15/2032	5,040	4,855
Hewlett Packard Enterprise Co.
2.25%, 04/01/2023	8,289	8,227
6.35%, 10/15/2045	283	282
HP, Inc.
2.65%, 06/17/2031	1,715	1,336
4.20%, 04/15/2032	617	530
Intel Corp.
3.05%, 08/12/2051	881	570
4.75%, 03/25/2050	765	664
4.90%, 08/05/2052	859	760

KLA Corp.
3.30%, 03/01/2050	3,989	2,889
4.10%, 03/15/2029	865	835
5.00%, 03/15/2049	834	777
5.25%, 07/15/2062	3,114	2,990
Lam Research Corp.
2.88%, 06/15/2050	914	611
4.88%, 03/15/2049	1,478	1,399
Leidos, Inc.
4.38%, 05/15/2030	3,660	3,300
Lenovo Group Ltd.
6.54%, 07/27/2032(1)	4,705	4,556
Marvell Technology, Inc.
2.45%, 04/15/2028	5,625	4,761
2.95%, 04/15/2031	4,805	3,865
Microchip Technology, Inc.
0.98%, 09/01/2024	4,290	3,972
Micron Technology, Inc.
2.70%, 04/15/2032	919	687
4.19%, 02/15/2027	5,359	5,074
4.66%, 02/15/2030	15,005	13,610
5.33%, 02/06/2029	6,490	6,230
6.75%, 11/01/2029	3,435	3,489
Microsoft Corp.
3.70%, 08/08/2046	782	665
3.95%, 08/08/2056	933	791
NCR Corp.
5.13%, 04/15/2029(1)	3,000	2,509
5.25%, 10/01/2030(1)	3,500	2,888
NVIDIA Corp.
3.50%, 04/01/2050	1,484	1,120
NXP BV
5.35%, 03/01/2026	1,351	1,343
NXP BV / NXP USA, Inc.
2.50%, 05/11/2031	6,980	5,559
2.65%, 02/15/2032	4,325	3,385
2.70%, 05/01/2025	169	159
3.15%, 05/01/2027	5,302	4,809
3.40%, 05/01/2030	6,146	5,311
4.30%, 06/18/2029	6,134	5,719
4.40%, 06/01/2027	1,715	1,644
5.00%, 01/15/2033	1,442	1,362
Open Text Corp.
3.88%, 02/15/2028(1)	445	382
6.90%, 12/01/2027(1)	6,455	6,455
Open Text Holdings, Inc.
4.13%, 02/15/2030(1)	5,035	4,039
Oracle Corp.
2.80%, 04/01/2027	2,410	2,193
2.88%, 03/25/2031	5,760	4,776
3.60%, 04/01/2040	18,326	13,444
3.60%, 04/01/2050	16,600	11,176
3.65%, 03/25/2041	3,412	2,519
3.80%, 11/15/2037	1,676	1,327
3.85%, 07/15/2036	6,000	4,906
3.85%, 04/01/2060	7,163	4,759
3.95%, 03/25/2051	5,975	4,257
4.00%, 07/15/2046	14,095	10,272
4.00%, 11/15/2047	5,636	4,119
4.10%, 03/25/2061(18)	8,700	6,039
4.13%, 05/15/2045	8,420	6,350
6.13%, 07/08/2039	679	675
6.15%, 11/09/2029	8,005	8,309
6.25%, 11/09/2032	2,500	2,617
6.90%, 11/09/2052	9,988	10,685
QUALCOMM, Inc.
4.30%, 05/20/2047	857	737
4.50%, 05/20/2052	768	673
5.40%, 05/20/2033	2,749	2,862
6.00%, 05/20/2053	2,005	2,129

Salesforce, Inc.
3.05%, 07/15/2061	1,429	907
Seagate HDD Cayman
4.09%, 06/01/2029	4,444	3,684
4.13%, 01/15/2031	3,970	3,099
9.63%, 12/01/2032(1)	6,370	6,986
ServiceNow, Inc.
1.40%, 09/01/2030	4,583	3,506
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,340	1,178
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032	1,448	1,282
TSMC Global Ltd.
1.00%, 09/28/2027(1)	661	549
4.63%, 07/22/2032(1)	380	374
VMware, Inc.
2.20%, 08/15/2031	4,739	3,596
4.70%, 05/15/2030	580	540
Western Digital Corp.
2.85%, 02/01/2029	5,191	4,016
4.75%, 02/15/2026	8,800	8,287
Workday, Inc.
3.80%, 04/01/2032	535	472

Total Technology		427,511

Utilities – 1.99%
Adani Green Energy Ltd.
4.38%, 09/08/2024(18)	221	200
AEP Texas, Inc.
2.10%, 07/01/2030	1,836	1,488
3.45%, 01/15/2050	2,254	1,592
3.80%, 10/01/2047	869	631
3.95%, 06/01/2028	2,851	2,673
5.25%, 05/15/2052	1,689	1,615
AEP Transmission Co. LLC
2.75%, 08/15/2051	1,644	1,042
3.80%, 06/15/2049	781	608
AES Corp.
2.45%, 01/15/2031	4,485	3,568
3.95%, 07/15/2030(1)	2,040	1,799
Alabama Power Co.
4.30%, 01/02/2046	895	742
4.30%, 07/15/2048	800	665
Alliant Energy Finance LLC
1.40%, 03/15/2026(1)	925	803
Ameren Illinois Co.
3.25%, 03/15/2050	720	515
3.80%, 05/15/2028	1,181	1,126
American Electric Power Co., Inc.
5.95%, 11/01/2032	1,350	1,410
American Transmission Systems, Inc.
2.65%, 01/15/2032(1)	10,211	8,380
American Water Capital Corp.
4.15%, 06/01/2049	1,425	1,174
Atmos Energy Corp.
5.75%, 10/15/2052	516	539
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	1,333	881
3.75%, 08/15/2047	1,765	1,361
4.55%, 06/01/2052	3,130	2,764
Black Hills Corp.
4.35%, 05/01/2033	6,250	5,499
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051	1,572	1,157
3.60%, 03/01/2052	1,205	925
4.25%, 02/01/2049	320	278
4.45%, 10/01/2032	3,479	3,354
6.95%, 03/15/2033	896	1,003
CenterPoint Energy Resources Corp.
1.75%, 10/01/2030	1,572	1,239

Cleco Power LLC
6.00%, 12/01/2040	1,000	943
Comision Federal de Electricidad
4.88%, 01/15/2024(18)	374	370
Commonwealth Edison Co.
3.13%, 03/15/2051	1,722	1,188
3.85%, 03/15/2052	1,535	1,222
4.35%, 11/15/2045	822	701
Consolidated Edison Co. of New York, Inc.
6.15%, 11/15/2052	4,605	4,930
Consumers Energy Co.
3.75%, 02/15/2050	1,633	1,273
DTE Electric Co.
3.25%, 04/01/2051	788	564
3.75%, 08/15/2047	1,237	967
3.95%, 03/01/2049	2,338	1,916
4.05%, 05/15/2048	558	464
Duke Energy Carolinas LLC
2.55%, 04/15/2031	3,610	3,013
3.45%, 04/15/2051	3,353	2,447
3.70%, 12/01/2047	2,500	1,902
3.88%, 03/15/2046	4,803	3,777
3.95%, 03/15/2048	807	646
4.25%, 12/15/2041	1,650	1,424
Duke Energy Corp.
4.30%, 03/15/2028	4,078	3,924
5.00%, 12/08/2025	1,400	1,397
Duke Energy Florida LLC
1.75%, 06/15/2030	1,868	1,485
3.80%, 07/15/2028	2,594	2,463
5.95%, 11/15/2052	205	218
Duke Energy Progress LLC
2.50%, 08/15/2050	1,900	1,140
3.70%, 09/01/2028	580	545
4.10%, 03/15/2043	900	754
4.20%, 08/15/2045	1,000	836
Edison International
4.95%, 04/15/2025	4,433	4,359
5.75%, 06/15/2027	533	535
6.95%, 11/15/2029	4,516	4,716
Empresas Publicas de Medellin ESP
4.25%, 07/18/2029(1)	200	159
4.38%, 02/15/2031	1,400	1,088
Enel Finance International NV
1.88%, 07/12/2028(1)	519	412
2.25%, 07/12/2031(1)	496	361
3.50%, 04/06/2028(1)	1,505	1,317
Entergy Louisiana LLC
4.20%, 09/01/2048	2,366	1,936
4.20%, 04/01/2050	893	725
Entergy Mississippi LLC
2.85%, 06/01/2028	940	834
Eversource Energy
4.60%, 07/01/2027	9,315	9,185
Exelon Corp.
4.10%, 03/15/2052(1)	1,925	1,538
4.45%, 04/15/2046	155	131
4.70%, 04/15/2050	1,255	1,093
FirstEnergy Corp.
3.40%, 03/01/2050	2,515	1,659
FirstEnergy Transmission LLC
2.87%, 09/15/2028(1)	16,876	14,721
4.35%, 01/15/2025(1)	2,000	1,949
4.55%, 04/01/2049(1)	4,728	3,826
Florida Power & Light Co.
2.88%, 12/04/2051	1,615	1,083
3.15%, 10/01/2049	4,897	3,527
3.99%, 03/01/2049	4,715	3,953
Genneia SA
8.75%, 09/02/2027(1)	133	130

IPALCO Enterprises, Inc.
4.25%, 05/01/2030	1,245	1,106
ITC Holdings Corp.
3.25%, 06/30/2026	2,000	1,870
4.05%, 07/01/2023	3,812	3,780
Jersey Central Power & Light Co.
2.75%, 03/01/2032(1)	2,000	1,615
4.30%, 01/15/2026(1)	2,000	1,932
4.70%, 04/01/2024(1)	150	148
KeySpan Gas East Corp.
2.74%, 08/15/2026(1)	4,500	4,020
Metropolitan Edison Co.
4.00%, 04/15/2025(1)	4,000	3,827
4.30%, 01/15/2029(1)	5,000	4,693
MidAmerican Energy Co.
2.70%, 08/01/2052	3,297	2,111
3.15%, 04/15/2050	1,425	1,009
3.65%, 04/15/2029	4,772	4,462
Mong Duong Finance Holdings BV
5.13%, 05/07/2029	300	249
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/2030	6,655	5,473
2.44%, 01/15/2032	9,551	7,707
Northern States Power Co.
2.60%, 06/01/2051	2,262	1,434
3.60%, 05/15/2046	737	567
3.60%, 09/15/2047	1,800	1,386
4.00%, 08/15/2045	1,000	814
NPC Ukrenergo
6.88%, 11/09/2028	400	69
NRG Energy, Inc.
2.45%, 12/02/2027(1)	5,948	4,928
4.45%, 06/15/2029(1)	5,885	5,204
NSTAR Electric Co.
3.95%, 04/01/2030	902	848
Ohio Power Co.
2.90%, 10/01/2051	2,238	1,456
6.60%, 02/15/2033	760	800
Oncor Electric Delivery Co. LLC
2.75%, 05/15/2030	1,344	1,170
3.10%, 09/15/2049	1,434	1,015
3.70%, 05/15/2050	775	611
4.55%, 09/15/2032(1)	1,824	1,786
4.60%, 06/01/2052(1)	2,124	1,942
ONE Gas, Inc.
2.00%, 05/15/2030	732	595
Pacific Gas & Electric Co.
2.10%, 08/01/2027	19,308	16,491
2.50%, 02/01/2031	15,565	12,077
2.95%, 03/01/2026	3,312	3,035
3.00%, 06/15/2028	13,949	12,059
3.15%, 01/01/2026	6,569	6,104
3.25%, 06/15/2023	2,670	2,640
3.25%, 06/01/2031	11,300	9,185
3.30%, 03/15/2027	2,052	1,825
3.30%, 12/01/2027	3,700	3,265
3.40%, 08/15/2024	2,476	2,376
3.45%, 07/01/2025	7,760	7,346
3.50%, 06/15/2025	10,754	10,146
3.75%, 02/15/2024	2,914	2,854
3.75%, 07/01/2028	18,444	16,360
3.75%, 08/15/2042	1,883	1,262
3.85%, 11/15/2023	1,259	1,241
4.00%, 12/01/2046	13,182	8,825
4.20%, 03/01/2029	7,834	6,994
4.25%, 08/01/2023	20,431	20,328
4.25%, 03/15/2046	409	284
4.30%, 03/15/2045	11,317	8,024
4.40%, 03/01/2032	11,850	10,343

4.45%, 04/15/2042	7,667	5,703
4.50%, 12/15/2041	3,353	2,366
4.55%, 07/01/2030	40,108	36,355
4.60%, 06/15/2043	1,248	943
4.65%, 08/01/2028	100	92
4.75%, 02/15/2044	9,596	7,342
4.95%, 07/01/2050	4,288	3,322
5.25%, 03/01/2052	5,800	4,735
5.45%, 06/15/2027	4,584	4,520
5.90%, 06/15/2032	7,090	6,918
PECO Energy Co.
2.85%, 09/15/2051	2,757	1,815
4.60%, 05/15/2052	571	513
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2036	3,170	2,937
4.38%, 06/01/2039	3,510	3,125
4.45%, 12/01/2047	18,300	15,866
4.67%, 12/01/2051	3,300	2,922
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/2031	12,028	9,810
4.10%, 09/18/2034	40	34
5.05%, 05/15/2052	4,100	3,699
Promigas SA ESP
3.75%, 10/16/2029(1)	305	248
3.75%, 10/16/2029(18)	378	307
Public Service Co. of New Mexico
3.85%, 08/01/2025	7,000	6,669
Public Service Electric & Gas Co.
2.45%, 01/15/2030	2,722	2,335
3.15%, 01/01/2050	1,066	745
4.90%, 12/15/2032	2,716	2,721
Southern California Edison Co.
2.50%, 06/01/2031	3,224	2,657
2.85%, 08/01/2029	802	697
4.20%, 03/01/2029	1,013	963
5.95%, 11/01/2032	3,255	3,439
Southern Co. Gas Capital Corp.
4.40%, 05/30/2047	1,915	1,517
5.88%, 03/15/2041	7,873	7,818
Southwestern Electric Power Co.
4.10%, 09/15/2028	10,000	9,478
Southwestern Public Service Co.
3.15%, 05/01/2050	2,344	1,617
3.75%, 06/15/2049	565	432
Spire, Inc.
3.54%, 02/27/2024	5,000	4,884
Tucson Electric Power Co.
3.05%, 03/15/2025	3,000	2,873
Virginia Electric & Power Co.
4.00%, 01/15/2043	1,847	1,493
4.65%, 08/15/2043	732	643
Vistra Operations Co. LLC
3.70%, 01/30/2027(1)	6,435	5,868
Wisconsin Power & Light Co.
3.95%, 09/01/2032	654	599

Total Utilities		551,488

Total Corporate Bonds (Cost: $9,398,951)		8,185,738

Convertible Securities – 0.28%
Communications – 0.11%
DISH Network Corp.
0.00%, 12/15/2025	2,700	1,723
2.38%, 03/15/2024	7,520	6,776
3.38%, 08/15/2026	25,080	15,712
Uber Technologies, Inc.
0.00%, 12/15/2025	6,365	5,361

Total Communications		29,572

Consumer, Cyclical – 0.04%
GOL Equity Finance SA
3.75%, 07/15/2024(1)		200	95
Peloton Interactive, Inc.
0.00%, 02/15/2026		1,975	1,400
Southwest Airlines Co.
1.25%, 05/01/2025		7,400	8,888

Total Consumer, Cyclical			10,383

Consumer, Non-cyclical – 0.13%
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/2024		10,090	10,709
1.25%, 05/15/2027		8,650	9,295
Livongo Health, Inc.
0.88%, 06/01/2025		5,435	4,749
Teladoc Health, Inc.
1.25%, 06/01/2027		16,800	12,905

Total Consumer, Non-cyclical			37,658

Total Convertible Securities (Cost: $94,388)			77,613

Government Related – 18.34%
Other Government Related – 1.74%
Abu Dhabi Government International Bond
2.50%, 09/30/2029		2,541	2,277
3.13%, 04/16/2030		900	835
Africa Finance Corp.
3.88%, 04/13/2024(1)		1,085	1,055
American Municipal Power, Inc.
8.08%, 02/15/2050		1,070	1,376
Angolan Government International Bond
8.75%, 04/14/2032(1)		365	315
Argentina Treasury Bond BONCER
1.40%, 03/25/2023	ARS	486,637	9,733
1.45%, 08/13/2023		718,535	12,863
Argentine Bonos del Tesoro
15.50%, 10/17/2026		110,804	164
Argentine Republic Government International Bond
0.50%, 07/09/2030(4)		$25,484	6,873
1.00%, 07/09/2029		1,109	294
1.50%, 07/09/2035(4)		4,447	1,128
1.50%, 07/09/2046(4)		115	29
3.50%, 07/09/2041(4)		12,427	3,506
3.88%, 01/09/2038(4)		261	83
Bay Area Toll Authority
7.04%, 04/01/2050		2,790	3,430

Brazilian Government International Bond
2.88%, 06/06/2025		2,300	2,171
3.88%, 06/12/2030		4,400	3,818
4.63%, 01/13/2028		600	574
California State University
2.37%, 11/01/2035		5,520	4,083
Chile Government International Bond
2.45%, 01/31/2031		2,749	2,280
2.55%, 01/27/2032		3,355	2,745
2.55%, 07/27/2033		500	391
City of New York NY
1.92%, 08/01/2031		4,350	3,364
2.05%, 03/01/2032		2,480	1,911
3.55%, 12/01/2028		3,645	3,369
City of San Antonio TX Electric & Gas Systems Revenue
5.81%, 02/01/2041		1,315	1,401
City of San Francisco CA Public Utilities Commission Water Revenue
2.19%, 11/01/2032		1,610	1,268
2.83%, 11/01/2041		6,365	4,747
Ciudad Autonoma de Buenos Aires
72.48% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 03/29/2024(2)	ARS	314,346	1,823
72.99% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 02/22/2028(2)		401,380	2,325
Colombia Government International Bond
3.00%, 01/30/2030		$4,800	3,670
3.13%, 04/15/2031		650	482
4.13%, 02/22/2042		214	134
4.13%, 05/15/2051		345	206
4.50%, 01/28/2026		2,192	2,060
4.50%, 03/15/2029		583	504
8.00%, 04/20/2033		895	897
Colombian TES
7.00%, 03/26/2031	COP	1,564,500	228
7.25%, 10/18/2034		2,725,000	370
County of Miami-Dade FL Aviation Revenue
2.61%, 10/01/2032		$900	714
2.71%, 10/01/2033		1,290	1,012
Croatia Government International Bond
6.00%, 01/26/2024		1,253	1,260
Dominican Republic International Bond
4.50%, 01/30/2030(1)		3,830	3,261
4.88%, 09/23/2032		1,800	1,494
Egypt Government International Bond
5.25%, 10/06/2025		400	358
7.50%, 02/16/2061(18)		701	432
7.60%, 03/01/2029(1)		1,550	1,259
7.63%, 05/29/2032(18)		354	261
Ghana Government International Bond
7.63%, 05/16/2029(18)		232	85
Golden State Tobacco Securitization Corp.
2.25%, 06/01/2029		1,300	1,081
3.00%, 06/01/2046		530	491
3.49%, 06/01/2036		1,600	1,275
3.85%, 06/01/2050		2,800	2,476
4.21%, 06/01/2050		7,900	6,161
Guatemala Government Bond
3.70%, 10/07/2033		3,725	3,066
4.90%, 06/01/2030		650	614
Hungary Government International Bond
2.13%, 09/22/2031(1)		3,700	2,740
5.00%, 02/22/2027(18)	EUR	800	849
Indonesia Government International Bond
2.85%, 02/14/2030		$3,783	3,358
3.05%, 03/12/2051		3,490	2,504
Israel Government International Bond
4.50%, 04/03/2120		1,400	1,224
Ivory Coast Government International Bond
6.63%, 03/22/2048(18)	EUR	322	242
Japan Government Two Year Bond
0.10%, 03/01/2023	JPY	4,195,000	31,975

Los Angeles Community College District
6.60%, 08/01/2042		$955	1,146
Los Angeles Unified School District
5.75%, 07/01/2034		170	178
6.76%, 07/01/2034		2,990	3,345
Massachusetts School Building Authority
2.50%, 02/15/2037		4,495	3,206
Metropolitan Transportation Authority
5.18%, 11/15/2049		2,065	1,782
5.87%, 11/15/2039		300	289
6.67%, 11/15/2039		140	145
6.81%, 11/15/2040		310	324
Mexican Bonos
5.75%, 03/05/2026	MXN	25,950	1,205
7.50%, 06/03/2027		25,800	1,248
8.50%, 11/18/2038		41,100	1,996
Mexico Government International Bond
2.66%, 05/24/2031		$12,951	10,445
3.50%, 02/12/2034		773	619
3.75%, 01/11/2028		4,850	4,577
4.50%, 01/31/2050		7,786	5,911
Municipal Electric Authority of Georgia
6.64%, 04/01/2057		983	1,052
New Jersey Turnpike Authority
1.86%, 01/01/2031		2,370	1,867
7.41%, 01/01/2040		941	1,166
New York City Municipal Water Finance Authority
5.88%, 06/15/2044		500	547
6.01%, 06/15/2042		255	283
New York City Transitional Finance Authority Future Tax Secured Revenue
2.40%, 11/01/2032		2,580	2,009
2.69%, 05/01/2033		1,275	1,011
2.80%, 02/01/2026		1,850	1,731
3.95%, 08/01/2032		1,900	1,708
5.27%, 05/01/2027		5,820	5,872
New York State Dormitory Authority
5.29%, 03/15/2033		830	838
Oman Government International Bond
4.75%, 06/15/2026(18)		610	589
5.63%, 01/17/2028		3,300	3,254
6.75%, 10/28/2027(18)		590	611
Panama Government International Bond
2.25%, 09/29/2032		3,170	2,347
3.16%, 01/23/2030		6,954	5,980
3.88%, 03/17/2028		2,308	2,169
4.50%, 04/01/2056		3,232	2,355
Paraguay Government International Bond
4.70%, 03/27/2027		2,030	1,993
4.95%, 04/28/2031(1)		1,200	1,160
Peru Government Bond
5.94%, 02/12/2029	PEN	21,282	5,134
6.15%, 08/12/2032		12,121	2,801
6.95%, 08/12/2031		5,192	1,287
Peruvian Government International Bond
1.86%, 12/01/2032		$1,775	1,295
2.78%, 01/23/2031		720	596
2.84%, 06/20/2030		1,370	1,157
3.55%, 03/10/2051		2,819	2,004
4.13%, 08/25/2027		3,831	3,665
5.94%, 02/12/2029	PEN	10,087	2,433
5.94%, 02/12/2029(1)		11,100	2,678
6.15%, 08/12/2032(1)		1,752	406
6.35%, 08/12/2028(1)		12,544	3,138
6.90%, 08/12/2037(1)		340	80
6.95%, 08/12/2031		1,183	293
6.95%, 08/12/2031(1)		10,939	2,712
8.20%, 08/12/2026(1)		15,908	4,381
Philippine Government International Bond
1.65%, 06/10/2031		$563	449
1.95%, 01/06/2032		1,000	811
2.46%, 05/05/2030		3,387	2,939

3.00%, 02/01/2028		3,452	3,211
3.20%, 07/06/2046		3,645	2,657
Port Authority of New York & New Jersey
4.93%, 10/01/2051		425	401
4.96%, 08/01/2046		1,010	980
5.65%, 11/01/2040		825	862
Province of Quebec Canada
0.60%, 07/23/2025		7,535	6,825
Provincia de Buenos Aires
72.91% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 04/12/2025(1)(2)	ARS	1,284,476	7,671
Puerto Rico Electric Power Authority
6.05%, 07/01/2032(9)		$100	73
Qatar Government International Bond
3.75%, 04/16/2030		450	435
4.50%, 04/23/2028		3,159	3,176
Regents of the University of California Medical Center Pooled Revenue
3.26%, 05/15/2060		11,545	7,482
Republic of Argentina
0.00%, 05/19/2023	ARS	245,700	2,224
Republic of Poland Government International Bond
5.75%, 11/16/2032		$517	550
Republic of South Africa Government Bond
8.00%, 01/31/2030	ZAR	33,508	1,757
10.50%, 12/21/2026		1,668,900	103,339
Republic of South Africa Government International Bond
4.30%, 10/12/2028		$1,534	1,365
4.85%, 09/30/2029		2,935	2,612
4.88%, 04/14/2026		700	677
5.88%, 04/20/2032		2,000	1,800
Romanian Government International Bond
2.13%, 03/07/2028(18)	EUR	397	353
2.88%, 05/26/2028(18)		228	211
3.00%, 02/14/2031		$3,400	2,672
Russian Federal Bond—OFZ
6.10%, 07/18/2035	RUB	111,613	409
Russian Foreign Bond—Eurobond
4.25%, 06/23/2027		$1,000	420
5.10%, 03/28/2035		200	80
5.25%, 06/23/2047(1)		200	80
5.25%, 06/23/2047		4,000	1,600
5.63%, 04/04/2042		1,200	756
5.88%, 09/16/2043		2,600	1,638
Saudi Government International Bond
3.25%, 10/22/2030		990	903
3.45%, 02/02/2061(18)		610	436
3.63%, 03/04/2028		3,080	2,937
Serbia International Bond
1.65%, 03/03/2033(1)	EUR	3,200	2,070
3.13%, 05/15/2027(1)		1,998	1,837
State of California
4.60%, 04/01/2038		$395	372
7.55%, 04/01/2039		2,705	3,386
State of Illinois
5.10%, 06/01/2033		5,305	5,091
6.73%, 04/01/2035		70	71
7.35%, 07/01/2035		51	54
State of Israel
3.80%, 05/13/2060		16,900	13,210
State of Texas
5.52%, 04/01/2039		1,720	1,817
Turkey Government International Bond
3.25%, 03/23/2023		2,050	2,046
4.25%, 03/13/2025		400	373
4.88%, 04/16/2043		945	613
5.75%, 05/11/2047		2,800	1,904
6.13%, 10/24/2028		2,700	2,407
7.63%, 04/26/2029		8,600	8,091
Turkiye Ihracat Kredi Bankasi AS
8.25%, 01/24/2024(1)		1,000	1,011

University of California
4.86%, 05/15/2112	743	626
Uruguay Government International Bond
4.38%, 10/27/2027	1,783	1,795
4.38%, 01/23/2031	3,170	3,149
5.10%, 06/18/2050	1,868	1,830
Venezuela Government International Bond
6.00%, 12/09/2049(9)	30	2
7.00%, 03/31/2038(9)	187	15
7.65%, 04/21/2025(9)	534	43
7.75%, 10/13/2099(9)	100	7
8.25%, 10/13/2024(9)	7,294	584
9.00%, 05/07/2023(9)	110	9
9.00%, 05/07/2023(9)	7,405	592
9.25%, 09/15/2027(9)	1,049	92
9.25%, 05/07/2028(9)	420	35
11.75%, 10/21/2026(9)	120	10
11.95%, 08/05/2031(9)	3,200	280

Total Other Government Related		484,205

U.S. Treasury Obligations – 16.60%
U.S. Treasury Bond
4.00%, 11/15/2052	291,845	292,255
U.S. Treasury Inflation Indexed Bond
0.13%, 07/15/2030(11)	11,298	10,115
0.13%, 01/15/2031(11)	1,832	1,627
0.13%, 07/15/2031(11)	2,446	2,161
0.25%, 07/15/2029(11)(17)	41,857	38,318
0.25%, 02/15/2050(11)	3,964	2,670
0.63%, 07/15/2032(11)	92,933	85,119
0.63%, 02/15/2043(11)	389	313
0.75%, 02/15/2042(11)	659	552
0.75%, 02/15/2045(11)	4,429	3,579
0.88%, 02/15/2047(11)	4,444	3,640
1.00%, 02/15/2046(11)	2,515	2,134
1.00%, 02/15/2048(11)	3,988	3,353
1.00%, 02/15/2049(11)	6,644	5,548
1.38%, 02/15/2044(11)	639	593
2.13%, 02/15/2040(11)	276	292
2.13%, 02/15/2041(11)	408	432
U.S. Treasury Inflation Indexed Bonds
0.13%, 07/15/2024(11)	65,904	63,777
0.50%, 04/15/2024(11)	27,130	26,382
U.S. Treasury Inflation Indexed Note
0.13%, 10/15/2024(11)	46,869	45,134
0.38%, 07/15/2023(11)	81,150	80,186
0.63%, 01/15/2024(11)	41,752	40,865
U.S. Treasury Note/Bond
0.13%, 04/30/2023	42,910	42,320
0.13%, 08/31/2023	100,725	97,684
0.25%, 04/15/2023	64,441	63,691
0.25%, 09/30/2023	237,345	229,455
0.25%, 03/15/2024	64,441	61,091
0.38%, 10/31/2023	33,975	32,763
0.38%, 09/15/2024	64,441	60,059
0.38%, 04/30/2025	95,425	87,090
0.50%, 03/15/2023	64,441	63,950
0.50%, 11/30/2023(17)	124,500	119,783
0.50%, 03/31/2025	95,425	87,642
0.50%, 04/30/2027	48,605	41,852
0.50%, 05/31/2027	48,605	41,671
0.63%, 03/31/2027	48,605	42,176
0.75%, 08/31/2026	95,425	84,492
0.88%, 01/31/2024	68,555	65,778
0.88%, 09/30/2026	95,425	84,731
1.13%, 02/29/2028	76,082	65,873
1.13%, 05/15/2040	25,840	16,172
1.13%, 08/15/2040	25,840	16,047
1.25%, 03/31/2028(19)	298,605	259,530
1.25%, 08/15/2031	14,846	12,038
1.38%, 11/15/2031(19)	308,700	251,253
1.38%, 11/15/2040	25,840	16,799

1.38%, 08/15/2050	73,900	41,064
1.50%, 02/15/2030	14,846	12,652
1.63%, 05/15/2031	14,846	12,485
1.75%, 08/15/2041	25,840	17,683
1.88%, 02/28/2027(17)	110,900	101,569
1.88%, 02/15/2032	198,230	168,163
1.88%, 02/15/2051	38,400	24,405
2.00%, 11/15/2041	957,047	683,355
2.00%, 08/15/2051	36,035	23,594
2.25%, 08/15/2049	116,300	81,755
2.25%, 02/15/2052	221,025	153,699
2.38%, 02/15/2042	60,090	45,880
2.38%, 05/15/2051	36,035	25,852
2.50%, 02/15/2045	49,400	37,191
2.75%, 11/15/2047	36,285	28,304
2.88%, 05/15/2032	13,028	12,006
3.00%, 05/15/2045	30,000	24,715
3.00%, 02/15/2048	51,835	42,486
3.00%, 08/15/2048	10,405	8,544
3.00%, 02/15/2049	64,740	53,314
3.13%, 05/15/2048	12,780	10,741
3.25%, 05/15/2042	159,565	139,894
3.38%, 08/15/2042	60,530	54,099
3.88%, 11/30/2027	13,625	13,550
4.00%, 11/15/2042(19)	73,150	71,618
4.13%, 11/15/2032	57,185	58,356
4.50%, 11/30/2024	9,560	9,560

Total U.S. Treasury Obligations		4,609,519

Total Government Related (Cost: $5,910,647)		5,093,724

Mortgage-Backed Obligations – 35.91%
1211 Avenue of the Americas Trust 2015-1211
3.90%, 08/10/2035, Series 2015-1211, Class A1A2(1)	4,300	3,992
4.09%, 08/10/2035, Series 2015-1211, Class B(1)(3)	4,700	4,232
4.14%, 08/10/2035, Series 2015-1211, Class C(1)(3)	4,695	4,115
280 Park Avenue 2017-280P Mortgage Trust
5.12% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 09/15/2034, Series 2017-280P, Class A(1)(2)	1,316	1,282
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059, Series 2019-F, Class A1(1)(4)	12,477	11,742
Ajax Mortgage Loan Trust 2021-F
1.88%, 06/25/2061, Series 2021-F, Class A(1)(4)	1,019	899
Alen 2021-ACEN Mortgage Trust
5.47% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 04/15/2034, Series 2021-ACEN, Class A(1)(2)	11,160	10,243
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033, Series 2003-22CB, Class 1A1	352	341
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	111	105
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034, Series 2004-16CB, Class 1A1	173	165
5.50%, 08/25/2034, Series 2004-16CB, Class 3A1	175	168
Alternative Loan Trust 2005-56
5.85% (1 Month LIBOR USD + 1.46%, 1.46% Floor), 11/25/2035, Series 2005-56, Class 1A1(2)	3,291	2,915
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036, Series 2005-74T1, Class A1	8,477	5,382
Alternative Loan Trust 2006-HY12
3.57%, 08/25/2036, Series 2006-HY12, Class A5(3)	140	119
Alternative Loan Trust 2006-OA17
4.55% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 12/20/2046, Series 2006-OA17, Class 1A1A(2)	10,593	8,475
Alternative Loan Trust 2006-OA22
4.81% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 02/25/2047, Series 2006-OA22, Class A2(2)	9,136	7,736
Alternative Loan Trust 2006-OA3
4.79% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 05/25/2036, Series 2006-OA3, Class 1A1(2)	4,181	3,493
Alternative Loan Trust 2006-OA7
2.99% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046, Series 2006-OA7, Class 2A1(2)	8,572	6,789
Alternative Loan Trust 2006-OC5
4.91% (1 Month LIBOR USD + 0.52%, 0.52% Floor), 06/25/2046, Series 2006-OC5, Class 2A3(2)	6,406	5,275
Alternative Loan Trust 2007-5CB
6.00%, 04/25/2037, Series 2007-5CB, Class 1A4	12,860	7,476
Alternative Loan Trust 2007-HY7C
4.67% (1 Month LIBOR USD + 0.28%, 0.28% Floor), 08/25/2037, Series 2007-HY7C, Class A1(2)	1,868	1,616

Alternative Loan Trust 2007-OA2
2.89% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047, Series 2007-OA2, Class 1A1(2)	16,419	13,569
4.65% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2047, Series 2007-OA2, Class 2A1(2)	9,614	7,091
Alternative Loan Trust 2007-OA4
4.73% (1 Month LIBOR USD + 0.34%, 0.34% Floor), 05/25/2047, Series 2007-OA4, Class A1(2)	1,296	1,087
Angel Oak Mortgage Trust 2020-5
2.04%, 05/25/2065, Series 2020-5, Class A3(1)(3)	624	553
2.97%, 05/25/2065, Series 2020-5, Class M1(1)(3)	2,480	2,011
Angel Oak Mortgage Trust 2021-1
1.22%, 01/25/2066, Series 2021-1, Class A3(1)(3)	3,064	2,412
Angel Oak Mortgage Trust 2021-3
1.31%, 05/25/2066, Series 2021-3, Class A2(1)(3)	3,286	2,674
Angel Oak Mortgage Trust 2021-7
1.98%, 10/25/2066, Series 2021-7, Class A1(1)(3)	7,052	5,733
Angel Oak Mortgage Trust 2022-1
2.88%, 12/25/2066, Series 2022-1, Class A1(1)(4)	7,270	6,350
Angel Oak Mortgage Trust 2022-2
3.35%, 01/25/2067, Series 2022-2, Class A1(1)(3)	37,757	34,087
Angel Oak Mortgage Trust I LLC 2019-1
3.92%, 11/25/2048, Series 2019-1, Class A1(1)(3)	76	75
Angel Oak Mortgage Trust I LLC 2019-2
4.07%, 03/25/2049, Series 2019-2, Class M1(1)(3)	3,186	3,114
Arbor Multifamily Mortgage Securities Trust 2021-MF3
2.57%, 10/15/2054, Series 2021-MF3, Class A5(1)	525	425
Arbor Multifamily Mortgage Securities Trust 2022-MF4
2.92%, 02/15/2055, Series 2022-MF4, Class A3(1)	6,700	5,881
AREIT 2022-CRE6 Trust
5.08% (30-day Average SOFR + 1.25%, 1.25% Floor), 01/16/2037, Series 2022-CRE6, Class A(1)(2)	9,174	8,782
Ashford Hospitality Trust 2018-ASHF
6.42% (1 Month LIBOR USD + 2.10%, 2.10% Floor), 04/15/2035, Series 2018-ASHF, Class D(1)(2)	266	245
Ashford Hospitality Trust 2018-KEYS
5.77% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 06/15/2035, Series 2018-KEYS, Class B(1)(2)	3,000	2,883
Austin Fairmont Hotel Trust 2019-FAIR
5.57% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 09/15/2032, Series 2019-FAIR, Class B(1)(2)	2,155	2,093
5.77% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 09/15/2032, Series 2019-FAIR, Class C(1)(2)	5,500	5,320
6.12% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/15/2032, Series 2019-FAIR, Class D(1)(2)	10,000	9,597
Aventura Mall Trust
4.11%, 07/05/2040, Series 2018-AVM, Class A(1)(3)	5,325	4,762
BAMLL Commercial Mortgage Securities Trust 2018-DSNY
5.67% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 09/15/2034, Series 2018-DSNY, Class C(1)(2)	1,800	1,723
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.09%, 08/10/2038, Series 2018-PARK, Class A(1)(3)	6,575	5,912
BAMLL Re-REMIC Trust 2016-RRLD11
5.88%, 06/17/2050, Series 2016-LD11, Class AJB(1)(3)	100	33
Banc of America Funding 2015-R7 Trust
2.61% (12 Month U.S. Treasury Average + 0.92%), 09/26/2046, Series 2015-R7, Class 1A1(1)(2)	220	217
Banc of America Funding 2015-R8 Trust
2.53%, 11/26/2046, Series 2015-R8, Class 1A1(1)(3)	46	46
Banc of America Funding 2015-R9 Trust
4.59% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/26/2037, Series 2015-R9, Class 2A1(1)(2)	3,786	3,674
BANK 2021-BNK35
2.46%, 06/15/2064, Series 2021-BN35, Class AS	6,770	5,225
BANK 2021-BNK37
2.62%, 11/15/2064, Series 2021-BN37, Class A5(3)	554	456
Barclays Mortgage Loan Trust 2022-NQM1
4.55%, 07/25/2052, Series 2022-NQM1, Class A1(1)(4)	2,097	2,009
Barclays Mortgage Trust 2022-RPL1
4.25%, 02/25/2028, Series 2022-RPL1, Class A(1)(4)	6,239	6,145
Bayview MSR Opportunity Master Fund Trust 2021-INV4
2.50%, 10/25/2051, Series 2021-4, Class A20(1)(3)	5,327	4,070
BBCCRE Trust 2015-GTP
4.55%, 08/10/2033, Series 2015-GTP, Class C(1)(3)	2,715	2,429
BBCMS 2017-DELC Mortgage Trust
5.64% (1 Month LIBOR USD + 1.33%, 1.20% Floor), 08/15/2036, Series 2017-DELC, Class C(1)(2)	13,718	13,355
BBCMS Mortgage Trust 2022-C17
4.44%, 09/15/2055, Series 2022-C17, Class A5	280	266
BBCMS Mortgage Trust 2022-C18
5.71%, 12/15/2055, Series 2022-C18, Class A5(3)	780	816
BBSG 2016-MRP Mortgage Trust
3.28%, 06/05/2036, Series 2016-MRP, Class A(1)	2,045	1,771

BB-UBS Trust
2.89%, 06/05/2030, Series 2012-TFT, Class A(1)	1,056	1,027
BCAP LLC 2014-RR2
2.73% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 10/26/2036, Series 2014-RR2, Class 6A8(1)(2)	10,313	9,782
BDS 2022-FL12 LLC
6.46% (1 Month Term SOFR + 2.14%, 2.14% Floor), 08/19/2038, Series 2022-FL12, Class A(1)(2)	1,030	1,016
Bear Stearns ALT-A Trust 2005-1
5.51% (1 Month LIBOR USD + 1.13%, 1.13% Floor, 11.50% Cap), 01/25/2035, Series 2005-1, Class M2(2)	6,694	6,094
Bear Stearns ARM Trust 2003-3
3.33%, 05/25/2033, Series 2003-3, Class 3A1(3)	356	331
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041, Series 2006-T24, Class B(1)(3)	460	431
Bear Stearns Mortgage Funding Trust 2007-AR4
4.60% (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap), 06/25/2037, Series 2007-AR4, Class 2A1(2)	8,888	7,982
Beast Mortgage Trust
5.07% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 04/15/2036, Series 2021-SSCP, Class A(1)(2)	524	502
Benchmark 2018-B1 Mortgage Trust
3.88%, 01/15/2051, Series 2018-B1, Class AM(3)	2,050	1,866
Benchmark 2020-B16 Mortgage Trust
2.73%, 02/15/2053, Series 2020-B16, Class A5	372	320
BFLD 2019-DPLO
5.86% (1 Month LIBOR USD + 1.54%, 1.54% Floor), 10/15/2034, Series 2019-DPLO, Class C(1)(2)	4,650	4,498
BFLD Trust 2020-EYP
6.42% (1 Month LIBOR USD + 2.10%, 2.10% Floor), 10/15/2035, Series 2020-EYP, Class C(1)(2)	5,000	4,432
BFLD Trust 2020-OBRK
6.37% (1 Month LIBOR USD + 2.05%, 2.05% Floor), 11/15/2028, Series 2020-OBRK, Class A(1)(2)	13,350	13,194
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061, Series 2022-RPL1, Class M1(1)(3)	8,591	6,151
BOCA Commercial Mortgage Trust 2022-BOCA
6.11% (1 Month Term SOFR + 1.77%, 1.77% Floor), 05/15/2039, Series 2022-BOCA, Class A(1)(2)	824	807
BPR Trust 2021-NRD
6.45% (1 Month Term SOFR + 2.12%, 2.12% Floor), 12/15/2038, Series 2021-NRD, Class B(1)(2)	2,830	2,608
6.75% (1 Month Term SOFR + 2.42%, 2.42% Floor), 12/15/2038, Series 2021-NRD, Class C(1)(2)	2,880	2,632
8.05% (1 Month Term SOFR + 3.72%, 3.72% Floor), 12/15/2038, Series 2021-NRD, Class D(1)(2)	1,770	1,611
BPR Trust 2022-OANA
6.23% (1 Month Term SOFR + 1.90%, 1.90% Floor), 04/15/2037, Series 2022-OANA, Class A(1)(2)	25,012	24,412
BPR Trust 2022-STAR
7.57% (1 Month Term SOFR + 3.23%, 3.23% Floor), 08/15/2024, Series 2022-STAR, Class A(1)(2)	8,395	8,261
Braemar Hotels & Resorts Trust 2018-Prime
5.37% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 06/15/2035, Series 2018-PRME, Class B(1)(2)	3,000	2,851
Brass NO 8 Plc
5.34% (3 Month LIBOR USD + 0.70%), 11/16/2066, Series 8A, Class A1(1)(2)	401	401
BRAVO Residential Funding Trust 2022-NQM3
3.63%, 09/25/2061, Series 2022-NQM1, Class A1(1)(3)	4,008	3,674
BX Commercial Mortgage Trust 2019-XL
5.37% (1 Month Term SOFR + 1.03%, 1.03% Floor), 10/15/2036, Series 2019-XL, Class A(1)(2)	16,287	16,086
BX Commercial Mortgage Trust 2020-VIV3
3.54%, 03/09/2044, Series 2020-VIV3, Class B(1)(3)	69	56
BX Commercial Mortgage Trust 2020-VIV4
2.84%, 03/09/2044, Series 2020-VIV4, Class A(1)	180	145
BX Commercial Mortgage Trust 2020-VIVA
3.55%, 03/11/2044, Series 2020-VIVA, Class D(1)(3)	5,970	4,471
BX Commercial Mortgage Trust 2021-CIP
5.24% (1 Month LIBOR USD + 0.92%, 0.92% Floor), 12/15/2038, Series 2021-CIP, Class A(1)(2)	185	179
BX Commercial Mortgage Trust 2022-AHP
6.18% (1 Month Term SOFR + 1.84%, 1.84% Floor), 01/17/2039, Series 2022-AHP, Class B(1)(2)	6,753	6,394
BX Commercial Mortgage Trust 2022-CSMO
6.45% (1 Month Term SOFR + 2.11%, 2.12% Floor), 06/15/2027, Series 2022-CSMO, Class A(1)(2)	20,460	20,306
7.48% (1 Month Term SOFR + 3.14%, 3.14% Floor), 06/15/2027, Series 2022-CSMO, Class B(1)(2)	12,065	11,969
BX Trust 2018-GW
5.12% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/15/2035, Series 2018-GW, Class A(1)(2)	2,485	2,422
BX Trust 2019-OC11
3.20%, 12/09/2041, Series 2019-OC11, Class A(1)	7,400	6,191
3.94%, 12/09/2041, Series 2019-OC11, Class E(1)(3)	1,300	1,006
BX Trust 2021-LBA
5.12% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 02/15/2036, Series 2021-LBA, Class AV(1)(2)	381	362
5.12% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 02/15/2036, Series 2021-LBA, Class AJV(1)(2)	1,885	1,792
BX Trust 2021-RISE
6.07% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 11/15/2036, Series 2021-RISE, Class D(1)(2)	13,757	12,925
BX Trust 2021-SDMF
4.91% (1 Month LIBOR USD + 0.59%, 0.59% Floor), 09/15/2034, Series 2021-SDMF, Class A(1)(2)	288	276

BX Trust 2022-GPA
6.50% (1 Month Term SOFR + 2.17%, 2.17% Floor), 10/15/2039, Series 2022-GPA, Class A(1)(2)		6,760	6,718
BX Trust 2022-LBA6
5.34% (1 Month Term SOFR + 1.00%, 1.00% Floor), 01/15/2039, Series 2022-LBA6, Class A(1)(2)		712	688
BX Trust 2022-VAMF
5.19% (1 Month Term SOFR + 0.85%, 0.85% Floor), 01/15/2039, Series 2022-VAMF, Class A(1)(2)		519	496
BXP Trust 2017-GM
3.38%, 06/13/2039, Series 2017-GM, Class A(1)		3,800	3,381
CAFL 2021-RTL1 Issuer LLC
2.24%, 03/28/2029, Series 2021-RTL1, Class A1(1)(4)		8,260	7,511
CALI Mortgage Trust 2019-101C
3.96%, 03/10/2039, Series 2019-101C, Class A(1)		5,010	4,319
Canterbury Finance NO 1 Plc
4.59% (Sterling Overnight Index Average + 1.35%), 05/16/2056, Series 1, Class A2(2)	GBP	3,919	4,728
Capitalsource Real Estate Loan Trust
4.56% (3 Month LIBOR USD + 0.65%), 01/20/2037, Series 2006-1A, Class C(1)(2)		$2,822	2,627
4.66% (3 Month LIBOR USD + 0.75%), 01/20/2037, Series 2006-1A, Class D(1)(2)		1,200	1,036
4.76% (3 Month LIBOR USD + 0.85%), 01/20/2037, Series 2006-1A, Class E(1)(2)		700	503
Cassia 2022-1 SRL
4.32% (3 Month EURIBOR + 2.50%, 2.50% Floor), 05/22/2034, Series 2022-1A, Class A(1)(2)	EUR	2,488	2,484
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039, Series 2019-CPT, Class A(1)		$5,185	4,133
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037, Series 2008-3R, Class 1A1(1)		4,462	2,417
CHNGE Mortgage Trust 2022-4
6.00%, 10/25/2057, Series 2022-4, Class A1(1)(4)		301	297
CIM Trust
4.50%, 03/25/2062, Series 2022-R3, Class A1(1)(3)		45,586	43,539
CIM Trust 2018-R5
3.75%, 07/25/2058, Series 2018-R5, Class A1(1)(3)		4,340	4,164
CIM Trust 2018-R6
5.20% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 09/25/2058, Series 2018-R6, Class A1(1)(2)		6,246	6,080
CIM Trust 2019-R3
2.63%, 06/25/2058, Series 2019-R3, Class A(1)(3)		11,667	10,553
CIM Trust 2019-R4
3.00%, 10/25/2059, Series 2019-R4, Class A1(1)(3)		14,202	12,890
CIM Trust 2020-R1
2.85%, 10/27/2059, Series 2020-R1, Class A1(1)(3)		19,802	17,108
CIM Trust 2020-R6
2.25%, 12/25/2060, Series 2020-R6, Class A1A(1)(3)		11,687	10,250
CIM Trust 2020-R7
2.25%, 12/27/2061, Series 2020-R7, Class A1A(1)(3)		18,852	16,736
CIM Trust 2021-INV1
2.50%, 07/01/2051, Series 2021-INV1, Class A8(1)(3)		3,480	2,997
CIM Trust 2021-NR2
2.57%, 07/25/2059, Series 2021-NR2, Class A1(1)(4)		6,199	5,704
CIM Trust 2021-NR3
2.57%, 06/25/2057, Series 2021-NR3, Class A1(1)(4)		10,983	10,292
CIM Trust 2021-R1
2.40%, 08/25/2056, Series 2021-R1, Class A2(1)(3)		19,335	16,551
CIM Trust 2021-R2
2.50%, 01/25/2057, Series 2021-R2, Class A2(1)(3)		8,718	7,734
CIM Trust 2021-R3
1.95%, 06/25/2057, Series 2021-R3, Class A1A(1)(3)		29,051	25,499
CIM Trust 2021-R4
2.00%, 05/01/2061, Series 2021-R4, Class A1A(1)(3)		30,071	26,337
CIM Trust 2021-R5
2.00%, 08/25/2061, Series 2021-R5, Class A1A(1)(3)		23,798	20,095
CIM Trust 2022-I1
4.35%, 02/25/2067, Series 2022-I1, Class A1(1)(3)		21,746	19,939
CIM TRUST 2022-R2
3.75%, 12/25/2061, Series 2022-R2, Class A1(1)(3)		34,482	32,426
Citigroup Commercial Mortgage Trust 2013-375P
3.52%, 05/10/2035, Series 2013-375P, Class C(1)(3)		9,030	8,316
Citigroup Commercial Mortgage Trust 2017-P7
3.92%, 04/14/2050, Series 2017-P7, Class AS		1,418	1,284
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066, Series 2019-RP1, Class A1(1)(3)		1,522	1,437
Citigroup Mortgage Loan Trust, Inc.
2.50%, 08/25/2050, Series 2020-EXP2, Class A4(1)(3)		1,195	971

Cold Storage Trust 2020-ICE5
5.97% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 11/15/2037, Series 2020-ICE5, Class C(1)(2)(18)	3,534	3,419
COLT 2020-3 Mortgage Loan Trust
1.51%, 04/27/2065, Series 2020-3, Class A1(1)(3)	469	438
COLT 2021-5 Mortgage Loan Trust
1.73%, 11/26/2066, Series 2021-5, Class A1(1)(3)	17,493	14,732
COLT 2022-4 Mortgage Loan Trust
4.30%, 03/25/2067, Series 2022-4, Class A1(1)(3)	26,119	24,954
COLT 2022-5 Mortgage Loan Trust
4.55%, 04/25/2067, Series 2022-5, Class A1(1)(3)	32,826	31,678
COMM 2012-CCRE3 Mortgage Trust
3.42%, 10/15/2045, Series 2012-CR3, Class AM(1)	2,374	2,135
Comm 2013-CCRE13 Mortgage Trust
4.88%, 11/10/2046, Series 2013-CR13, Class C(3)	7,470	7,029
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048, Series 2015-CR24, Class A5	1,990	1,896
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048, Series 2015-DC1, Class AM	2,495	2,345
COMM 2016-787S Mortgage Trust
3.55%, 02/10/2036, Series 2016-787S, Class A(1)	2,000	1,828
3.83%, 02/10/2036, Series 2016-787S, Class C(1)(3)	1,000	876
3.83%, 02/10/2036, Series 2016-787S, Class B(1)(3)	1,700	1,531
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050, Series 2017-COR2, Class A3	3,110	2,856
COMM 2017-PANW Mortgage Trust
3.41%, 10/10/2029, Series 2017-PANW, Class B(1)(3)	1,285	1,192
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(1)	5,150	4,639
Commercial Mortgage Pass-Through Certificates
3.40%, 10/05/2030, Series 2012-LTRT, Class A2(1)	734	629
Credit Suisse Mortgage Capital Certificates
2.44%, 02/25/2061, Series 2021-RPL9, Class A1(1)(3)	15,187	13,924
Credit Suisse Mortgage Capital Certificates 2019-ICE4
5.30% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 05/15/2036, Series 2019-ICE4, Class A(1)(2)	8,943	8,844
CRSNT Trust 2021-MOON
5.52% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 04/15/2036, Series 2021-MOON, Class B(1)(2)	20,000	18,766
5.87% (1 Month LIBOR USD + 1.55%, 1.55% Floor), 04/15/2036, Series 2021-MOON, Class C(1)(2)	12,000	11,112
Csail 2015-C2 Commercial Mortgage Trust
3.85%, 06/15/2057, Series 2015-C2, Class AS(3)	5,670	5,308
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049, Series 2016-C6, Class A5	840	776
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052, Series 2019-C17, Class A4	6,050	5,169
3.28%, 09/15/2052, Series 2019-C17, Class AS	2,625	2,200
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033, Series 2003-27, Class 4A4	65	62
CSMC 2014-USA OA LLC
4.18%, 09/15/2037, Series 2014-USA, Class B(1)	5,255	4,461
4.34%, 09/15/2037, Series 2014-USA, Class C(1)	400	323
4.37%, 09/15/2037, Series 2014-USA, Class D(1)	6,175	4,542
CSMC 2020-NET
2.26%, 08/15/2037, Series 2020-NET, Class A(1)	2,736	2,444
3.53%, 08/15/2037, Series 2020-NET, Class C(1)	4,405	3,950
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(1)(3)	8,147	7,766
CSMC 2020-RPL5 Trust
3.02%, 08/25/2060, Series 2020-RPL5, Class A1(1)(3)	2,463	2,354
CSMC 2021-ADV
6.62% (1 Month LIBOR USD + 2.30%, 2.30% Floor), 07/15/2038, Series 2021-ADV, Class C(1)(2)	3,400	3,028
CSMC 2021-NQM8
1.84%, 10/25/2066, Series 2021-NQM8, Class A1(1)(3)	12,797	10,856
CSMC 2021-RPL11 Trust
3.78%, 10/25/2061, Series 2021-RP11, Class PT(1)(3)	27,451	20,699
CSMC 2021-RPL3 Trust
3.75%, 01/25/2060, Series 2021-RPL3, Class M2(1)	995	702
CSMC 2022-ATH3
4.99%, 08/25/2067, Series 2022-ATH3, Class A1(1)(3)	11,509	11,184
CSMC 2022-NQM1
2.27%, 11/25/2066, Series 2022-NQM1, Class A1(1)(3)	15,662	13,437
CSMC 2022-NWPT
7.48% (1 Month Term SOFR + 3.14%, 3.14% Floor), 09/09/2024, Series 2022-NWPT, Class A(1)(2)	1,867	1,831

CSMC 2022-RPL1 Trust
4.38%, 04/25/2061, Series 2022-RPL1, Class PT(1)(3)		30,262	27,246
CSMC 2022-RPL3 Trust
3.65%, 03/25/2061, Series 2022-RPL3, Class A1(1)(3)		39,337	38,844
CSMC Trust 2013-5R
4.23% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/27/2036, Series 2013-5R, Class 1A6(1)(2)		330	332
CSMCM 2021-RPL11 Trust
3.78%, 10/27/2061, Series 2021-RP11, Class CERT(1)		1,170	892
CSMCM 2022-RPL1 Trust
4.23%, 04/25/2061, Series 2022-RPL1, Class CERT(1)		1,284	1,143
DBCG 2017-BBG Mortgage Trust
5.02% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 06/15/2034, Series 2017-BBG, Class A(1)(2)		2,645	2,599
DBGS 2018-5BP Mortgage Trust
5.82% (1 Month LIBOR USD + 1.50%, 1.35% Floor), 06/15/2033, Series 2018-5BP, Class D(1)(2)		5,171	4,573
DBUBS 2017-BRBK Mortgage Trust
3.53%, 10/10/2034, Series 2017-BRBK, Class D(1)(3)		2,540	2,268
DC Office Trust 2019-MTC
2.97%, 09/15/2045, Series 2019-MTC, Class A(1)		12,545	9,969
Deephaven Residential Mortgage Trust 2021-2
1.21%, 04/25/2066, Series 2021-2, Class A2(1)(3)		2,109	1,739
Deephaven Residential Mortgage Trust 2022-2
4.30%, 03/25/2067, Series 2022-2, Class A1(1)(3)		10,308	9,680
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
4.79% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 04/25/2035, Series 2005-2, Class 1A1(2)		2,784	2,567
Eleven Madison Trust 2015-11MD Mortgage Trust
3.55%, 09/10/2035, Series 2015-11MD, Class A(1)(3)		870	804
Ellington Financial Mortgage Trust 2019-2
2.74%, 11/25/2059, Series 2019-2, Class A1(1)(3)		1,315	1,233
3.05%, 11/25/2059, Series 2019-2, Class A3(1)(3)		807	756
Ellington Financial Mortgage Trust 2020-2
1.18%, 10/25/2065, Series 2020-2, Class A1(1)(3)		3,079	2,753
Ellington Financial Mortgage Trust 2021-2
1.09%, 06/25/2066, Series 2021-2, Class A2(1)(3)		4,388	3,372
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066, Series 2021-3, Class A1(1)(3)		4,487	3,578
Ellington Financial Mortgage Trust 2022-1
2.21%, 01/25/2067, Series 2022-1, Class A1(1)(3)		15,269	12,774
Ellington Financial Mortgage Trust 2022-4
5.90%, 09/25/2067, Series 2022-4, Class A1(1)(4)		78,785	77,560
EOS European Loan Conduit No 35 DAC
2.50% (3 Month EURIBOR + 1.00%, 1.00% Floor, 6.00% Cap), 04/23/2029, Series 35A, Class A(1)(2)	EUR	11	12
Eurosail-UK 2007-5np Plc
4.28% (Sterling Overnight Index Average + 0.89%), 09/13/2045, Series 2007-5X, Class A1A(2)	GBP	7,262	7,883
Eurosail-UK 2007-6nc Plc
4.21% (Sterling Overnight Index Average + 0.82%), 09/13/2045, Series 2007-6NCX, Class A3A(2)		158	183
Extended Stay America Trust 2021-ESH
5.40% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 07/15/2038, Series 2021-ESH, Class A(1)(2)		$74,913	72,752
Fannie Mae
1.50%, 01/01/2038(12)		20,140	17,434
2.00%, 01/01/2038(12)		57,188	50,853
2.00%, 01/01/2053(12)		438,693	356,859
2.50%, 01/01/2038(12)		35,185	32,190
2.50%, 01/01/2053(12)		384,787	325,728
3.00%, 01/01/2053(12)		153,998	135,113
3.50%, 01/01/2038(12)		1,102	1,054
3.50%, 01/01/2053(12)		19,977	18,145
3.50%, 02/01/2053(12)		42,800	38,894
4.00%, 01/01/2053(12)		175,618	164,670
4.50%, 01/01/2053(12)		356,079	342,639
4.50%, 02/01/2053(12)		93,550	90,015
5.00%, 01/01/2053(12)		395,295	389,453
5.00%, 02/01/2053(12)		7,800	7,682
5.50%, 01/01/2053(12)		38,760	38,856
5.50%, 02/01/2053(12)		757,940	759,305
6.00%, 01/01/2053(12)		16,200	16,439
6.00%, 02/01/2053(12)		28,800	29,196
Fannie Mae Pool
1.50%, 11/01/2041		38,782	31,726
1.50%, 12/01/2041		19,872	16,257

1.50%, 10/01/2050	4,971	3,841
1.50%, 11/01/2050	4,311	3,331
1.50%, 03/01/2051	5,760	4,448
2.00%, 03/01/2037	3,680	3,283
2.00%, 10/01/2040	6,213	5,291
2.00%, 11/01/2040	18,792	16,004
2.00%, 05/01/2041	6,538	5,568
2.00%, 06/01/2041	25,892	22,051
2.00%, 12/01/2041	3,067	2,585
2.00%, 02/01/2042	1,458	1,229
2.00%, 03/01/2042	13,930	11,742
2.00%, 04/01/2042	2,170	1,829
2.00%, 09/01/2050	2,478	2,028
2.00%, 10/01/2050	4,457	3,654
2.00%, 12/01/2050	1,075	885
2.00%, 12/01/2050	3,369	2,768
2.00%, 02/01/2051	3,708	3,029
2.00%, 03/01/2051	1,228	1,011
2.00%, 03/01/2051	2,188	1,797
2.00%, 04/01/2051	780	642
2.00%, 04/01/2051	1,357	1,120
2.00%, 04/01/2051	2,144	1,762
2.00%, 04/01/2051	2,526	2,080
2.00%, 08/01/2051	7,011	5,752
2.00%, 08/01/2051	9,097	7,417
2.00%, 08/01/2051	10,491	8,555
2.00%, 10/01/2051	44,066	35,934
2.00%, 11/01/2051	1,289	1,062
2.00%, 11/01/2051	1,663	1,372
2.00%, 11/01/2051	3,025	2,490
2.00%, 11/01/2051	4,455	3,636
2.00%, 11/01/2051	5,019	4,126
2.00%, 11/01/2051	5,738	4,676
2.00%, 11/01/2051	24,650	20,092
2.00%, 12/01/2051	768	638
2.00%, 12/01/2051	1,718	1,411
2.00%, 12/01/2051	2,594	2,134
2.00%, 12/01/2051	3,909	3,205
2.00%, 12/01/2051	3,923	3,215
2.00%, 12/01/2051	5,921	4,827
2.00%, 12/01/2051	34,285	27,936
2.00%, 01/01/2052	961	783
2.00%, 01/01/2052	2,819	2,319
2.00%, 01/01/2052	3,083	2,536
2.00%, 01/01/2052	3,578	2,945
2.00%, 01/01/2052	4,794	3,966
2.00%, 01/01/2052	108,693	88,565
2.00%, 02/01/2052	1,829	1,507
2.00%, 02/01/2052	2,191	1,802
2.00%, 02/01/2052	4,166	3,427
2.00%, 02/01/2052	9,249	7,593
2.00%, 02/01/2052	17,705	14,529
2.00%, 02/01/2052	29,011	23,644
2.00%, 03/01/2052	2,299	1,890
2.00%, 03/01/2052	3,300	2,709
2.00%, 03/01/2052	6,051	4,959
2.00%, 04/01/2052	62,642	51,032
2.46%, 04/01/2040	8,775	6,071
2.50%, 11/01/2031	915	854
2.50%, 01/01/2032	769	721
2.50%, 02/01/2035	2,177	2,036
2.50%, 07/01/2050	3,289	2,839
2.50%, 07/01/2050	5,077	4,366
2.50%, 07/01/2050	5,147	4,426
2.50%, 07/01/2050	5,177	4,448
2.50%, 08/01/2050	1,666	1,433
2.50%, 08/01/2050	5,371	4,619
2.50%, 08/01/2050	6,564	5,644
2.50%, 11/01/2050	1,162	1,007
2.50%, 11/01/2050	3,767	3,264

2.50%, 01/01/2051	921	791
2.50%, 02/01/2051	4,627	3,927
2.50%, 02/01/2051	21,643	18,353
2.50%, 02/01/2051	30,124	25,543
2.50%, 02/01/2051	83,022	70,499
2.50%, 09/01/2051	14,141	12,065
2.50%, 11/01/2051	2,415	2,081
2.50%, 12/01/2051	49,447	41,921
2.50%, 01/01/2052	2,669	2,290
2.50%, 01/01/2052	4,356	3,714
2.50%, 01/01/2052	4,467	3,808
2.50%, 01/01/2052	4,685	4,017
2.50%, 01/01/2052	5,678	4,855
2.50%, 01/01/2052	5,685	4,868
2.50%, 01/01/2052	6,420	5,504
2.50%, 01/01/2052	7,080	6,046
2.50%, 01/01/2052	8,583	7,340
2.50%, 01/01/2052	10,547	9,019
2.50%, 02/01/2052	988	848
2.50%, 02/01/2052	1,419	1,217
2.50%, 02/01/2052	5,058	4,332
2.50%, 02/01/2052	6,006	5,137
2.50%, 02/01/2052	49,713	42,145
2.50%, 04/01/2052	21,289	18,072
3.00%, 02/01/2030	3,037	2,941
3.00%, 03/01/2030	3,379	3,269
3.00%, 09/01/2030	1,059	1,013
3.00%, 04/01/2031	4,776	4,580
3.00%, 06/01/2032	549	523
3.00%, 09/01/2032	1,095	1,042
3.00%, 10/01/2032	4,049	3,854
3.00%, 12/01/2032	1,148	1,093
3.00%, 12/01/2032	2,491	2,383
3.00%, 10/01/2033	1,023	959
3.00%, 11/01/2033	3,280	3,127
3.00%, 02/01/2034	1,806	1,708
3.00%, 12/01/2034	2,692	2,527
3.00%, 01/01/2035	983	923
3.00%, 01/01/2035	1,810	1,699
3.00%, 02/01/2035	1,605	1,507
3.00%, 02/01/2035	2,569	2,445
3.00%, 11/01/2035	4,045	3,874
3.00%, 11/01/2036	787	730
3.00%, 11/01/2036	1,056	980
3.00%, 12/01/2036	1,046	970
3.00%, 03/01/2038	839	778
3.00%, 01/01/2043	1,227	1,116
3.00%, 02/01/2043	1,868	1,699
3.00%, 04/01/2043	1,400	1,273
3.00%, 06/01/2043	1,503	1,368
3.00%, 08/01/2043	4,382	3,987
3.00%, 09/01/2043	721	655
3.00%, 07/01/2045	2,866	2,583
3.00%, 05/01/2046	3,456	3,097
3.00%, 07/01/2046	841	754
3.00%, 09/01/2046	2,806	2,554
3.00%, 10/01/2046	1,006	901
3.00%, 11/01/2046	213	191
3.00%, 11/01/2046	765	684
3.00%, 11/01/2046	982	878
3.00%, 11/01/2046	1,005	899
3.00%, 11/01/2046	1,070	957
3.00%, 11/01/2046	2,411	2,158
3.00%, 01/01/2047	1,070	956
3.00%, 01/01/2047	7,565	6,755
3.00%, 04/01/2047	979	875
3.00%, 04/01/2047	1,244	1,110
3.00%, 06/01/2047	1,385	1,240
3.00%, 08/01/2047	6,243	5,592
3.00%, 11/01/2047	2,435	2,173

3.00%, 04/01/2048	11,219	10,202
3.00%, 09/01/2048	821	735
3.00%, 02/01/2049	1,164	1,043
3.00%, 08/01/2049	1,109	996
3.00%, 08/01/2049	22,797	20,144
3.00%, 09/01/2049	15,228	13,629
3.00%, 09/01/2049	18,814	16,755
3.00%, 10/01/2049	30,903	27,431
3.00%, 11/01/2049	22,312	19,871
3.00%, 03/01/2050	1,154	1,019
3.00%, 03/01/2050	7,678	6,794
3.00%, 07/01/2050	2,077	1,836
3.00%, 07/01/2050	25,496	22,632
3.00%, 08/01/2050	1,116	982
3.00%, 08/01/2050	1,990	1,755
3.00%, 10/01/2050	3,642	3,212
3.00%, 04/01/2051	9,164	8,144
3.00%, 03/01/2052	135	119
3.00%, 03/01/2052	274	241
3.00%, 03/01/2052	977	857
3.00%, 03/01/2052	44,477	39,049
3.00%, 04/01/2052	34	30
3.00%, 04/01/2052	271	238
3.00%, 04/01/2052	363	319
3.00%, 04/01/2052	531	466
3.00%, 04/01/2052	2,121	1,861
3.00%, 04/01/2052	2,528	2,220
3.00%, 04/01/2052	7,186	6,320
3.00%, 04/01/2052	71,960	63,188
3.00%, 05/01/2052	396	348
3.00%, 05/01/2052	974	855
3.00%, 05/01/2052	981	861
3.00%, 05/01/2052	989	868
3.00%, 05/01/2052	1,221	1,072
3.00%, 05/01/2052	10,769	9,451
3.00%, 06/01/2052	49	43
3.00%, 06/01/2052	369	324
3.00%, 06/01/2052	478	420
3.00%, 06/01/2052	489	429
3.00%, 06/01/2052	649	570
3.00%, 06/01/2052	706	620
3.00%, 06/01/2052	983	863
3.00%, 06/01/2052	1,085	952
3.00%, 06/01/2052	2,176	1,909
3.00%, 06/01/2052	4,682	4,111
3.00%, 06/01/2052	66,915	58,756
3.00%, 07/01/2052	1,097	963
3.00%, 07/01/2052	2,095	1,840
3.00%, 07/01/2052	2,129	1,869
3.00%, 07/01/2052	45,602	40,025
3.00%, 08/01/2052	16,165	14,189
3.50%, 11/01/2032	714	701
3.50%, 09/01/2033	2,680	2,578
3.50%, 12/01/2033	2,310	2,229
3.50%, 07/01/2034	2,221	2,141
3.50%, 01/01/2038	2,008	1,920
3.50%, 09/01/2042	73	69
3.50%, 12/01/2042	494	461
3.50%, 12/01/2042	739	690
3.50%, 06/01/2043	680	636
3.50%, 06/01/2043	958	895
3.50%, 08/01/2043	49	46
3.50%, 01/01/2044	2,299	2,147
3.50%, 04/01/2045	9	9
3.50%, 06/01/2045	760	706
3.50%, 06/01/2045	923	859
3.50%, 07/01/2045	1,019	948
3.50%, 09/01/2045	1,628	1,524
3.50%, 11/01/2045	1,974	1,836
3.50%, 02/01/2046	3,863	3,589

3.50%, 06/01/2046	1,227	1,144
3.50%, 06/01/2046	1,497	1,391
3.50%, 06/01/2046	1,644	1,530
3.50%, 09/01/2046	1,731	1,610
3.50%, 12/01/2046	635	589
3.50%, 01/01/2047	2,053	1,906
3.50%, 01/01/2047	6,449	5,992
3.50%, 02/01/2047	415	385
3.50%, 07/01/2047	2,801	2,600
3.50%, 08/01/2047	6,039	5,613
3.50%, 11/01/2047	2,898	2,682
3.50%, 12/01/2047	1,235	1,140
3.50%, 12/01/2047	1,586	1,467
3.50%, 12/01/2047	1,788	1,657
3.50%, 12/01/2047	1,938	1,798
3.50%, 01/01/2048	1,837	1,707
3.50%, 01/01/2048	3,599	3,335
3.50%, 01/01/2048	4,715	4,372
3.50%, 02/01/2048	747	695
3.50%, 02/01/2048	4,674	4,331
3.50%, 12/01/2048	9,890	9,173
3.50%, 06/01/2049	5,380	5,007
3.50%, 09/01/2049	2,187	2,023
3.50%, 07/01/2050	4,410	4,057
3.50%, 01/01/2051	13,131	12,083
3.50%, 07/01/2051	2,990	2,726
3.50%, 04/01/2052	3,925	3,569
3.50%, 04/01/2052	5,000	4,545
3.50%, 04/01/2052	7,000	6,362
3.50%, 05/01/2052	1,791	1,627
3.50%, 05/01/2052	4,101	3,728
3.50%, 05/01/2052	5,000	4,546
3.50%, 05/01/2052	6,967	6,336
3.50%, 05/01/2052	13,422	12,207
3.50%, 06/01/2052	50	45
3.50%, 06/01/2052	209	190
3.50%, 06/01/2052	3,966	3,607
3.50%, 07/01/2052	131	119
3.50%, 07/01/2052	377	343
3.50%, 07/01/2052	523	476
3.50%, 07/01/2052	2,976	2,706
3.50%, 07/01/2052	3,306	3,005
3.50%, 07/01/2052	35,589	32,358
3.50%, 08/01/2052	24	22
3.50%, 08/01/2052	500	454
3.50%, 08/01/2052	500	455
3.50%, 08/01/2052	961	873
3.50%, 08/01/2052	7,000	6,363
3.50%, 09/01/2052	123	112
3.50%, 10/01/2052	166	151
3.50%, 10/01/2052	4,978	4,524
3.50%, 11/01/2052	500	454
3.50%, 11/01/2052	500	455
3.50%, 12/01/2052	2,765	2,514
3.50%, 12/01/2052	4,155	3,776
4.00%, 02/01/2039	89	85
4.00%, 11/01/2040	1,072	1,019
4.00%, 01/01/2042	1,195	1,148
4.00%, 03/01/2042	1,417	1,366
4.00%, 06/01/2042	4,956	4,710
4.00%, 08/01/2042	1,061	1,016
4.00%, 12/01/2043	1,079	1,034
4.00%, 06/01/2045	2,234	2,108
4.00%, 10/01/2045	1,021	967
4.00%, 12/01/2045	1,801	1,724
4.00%, 03/01/2046	5,123	4,909
4.00%, 09/01/2046	523	496
4.00%, 12/01/2046	1,992	1,903
4.00%, 02/01/2047	935	895
4.00%, 02/01/2047	1,505	1,442
4.00%, 03/01/2047	648	613
4.00%, 04/01/2047	161	154
4.00%, 04/01/2047	652	623
4.00%, 05/01/2047	15	14
4.00%, 05/01/2047	707	676
4.00%, 06/01/2047	686	655
4.00%, 07/01/2047	662	632
4.00%, 08/01/2047	13	12
4.00%, 08/01/2047	726	693
4.00%, 08/01/2047	1,018	976

4.00%, 08/01/2047	5,880	5,615
4.00%, 09/01/2047	112	107
4.00%, 10/01/2047	3,195	3,052
4.00%, 01/01/2048	44	42
4.00%, 03/01/2048	117	111
4.00%, 04/01/2048	59	57
4.00%, 04/01/2048	202	193
4.00%, 05/01/2048	228	217
4.00%, 06/01/2048	3,591	3,432
4.00%, 07/01/2048	157	150
4.00%, 07/01/2048	167	159
4.00%, 07/01/2048	2,739	2,606
4.00%, 08/01/2048	10	10
4.00%, 08/01/2048	46	44
4.00%, 08/01/2048	186	177
4.00%, 09/01/2048	17	16
4.00%, 09/01/2048	72	68
4.00%, 09/01/2048	106	101
4.00%, 09/01/2048	1,168	1,113
4.00%, 09/01/2048	10,818	10,396
4.00%, 10/01/2048	487	464
4.00%, 11/01/2048	25	24
4.00%, 11/01/2048	198	189
4.00%, 12/01/2048	69	66
4.00%, 12/01/2048	151	144
4.00%, 12/01/2048	592	565
4.00%, 01/01/2049	3,005	2,900
4.00%, 02/01/2049	2,630	2,527
4.00%, 03/01/2049	340	324
4.00%, 03/01/2049	10,707	10,196
4.00%, 06/01/2049	15,122	14,367
4.00%, 08/01/2049	93	88
4.00%, 09/01/2049	4,432	4,226
4.00%, 10/01/2049	84	80
4.00%, 11/01/2049	355	338
4.00%, 11/01/2049	654	618
4.00%, 12/01/2049	347	330
4.00%, 12/01/2049	544	518
4.00%, 02/01/2050	4,316	4,108
4.00%, 03/01/2050	2,044	1,930
4.00%, 03/01/2050	4,833	4,582
4.00%, 04/01/2050	120	113
4.00%, 04/01/2050	839	794
4.00%, 05/01/2050	664	627
4.00%, 05/01/2050	1,832	1,746
4.00%, 06/01/2050	2,556	2,417
4.00%, 08/01/2050	802	757
4.00%, 08/01/2050	62,491	59,027
4.00%, 11/01/2050	56	53
4.00%, 11/01/2050	185	175
4.00%, 01/01/2051	240	226
4.00%, 01/01/2051	9,329	8,861
4.00%, 03/01/2051	1,204	1,143
4.00%, 03/01/2051	10,603	10,057
4.00%, 05/01/2051	24,191	23,067
4.00%, 10/01/2051	24,681	23,361
4.00%, 05/01/2052	3,887	3,648
4.50%, 11/01/2035	137	135
4.50%, 11/01/2040	928	920
4.50%, 05/01/2041	1,477	1,460
4.50%, 05/01/2041	2,464	2,438
4.50%, 06/01/2045	158	155
4.50%, 02/01/2046	861	846
4.50%, 03/01/2046	717	704
4.50%, 09/01/2046	1,161	1,141
4.50%, 02/01/2047	3,470	3,439
4.50%, 05/01/2047	2,005	1,988
4.50%, 11/01/2047	1,315	1,293
4.50%, 04/01/2048	728	712
4.50%, 05/01/2048	1,972	1,929
4.50%, 05/01/2048	4,735	4,633
4.50%, 08/01/2048	426	417
4.50%, 08/01/2048	3,239	3,174
4.50%, 09/01/2048	1,077	1,053
4.50%, 11/01/2048	570	557
4.50%, 12/01/2048	1,370	1,342
4.50%, 05/01/2049	2,323	2,273
4.50%, 09/01/2049	4,972	4,872
4.50%, 01/01/2050	2,869	2,781
4.50%, 07/01/2052	789	759

5.00%, 11/01/2044		1,497	1,529
5.50%, 05/01/2034		823	848
5.50%, 12/01/2039		147	152
5.50%, 03/01/2040		906	934
5.50%, 06/01/2041		130	134
5.50%, 02/01/2042		546	565
5.50%, 10/01/2043		260	269
5.50%, 05/01/2044		3,324	3,436
6.00%, 07/01/2041		3,010	3,130
Fannie Mae REMICS
3.00%, 09/25/2049, Series 2019-52, Class PA		375	325
3.50%, 03/25/2042, Series 2012-20, Class ZT		2,304	2,128
3.50%, 01/25/2047, Series 2018-55, Class PA		2,579	2,484
3.50%, 06/25/2047, Series 2018-38, Class PA		3,182	3,037
4.00%, 05/25/2047, Series 2018-86, Class JA		1,004	970
4.89% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 01/25/2050, Series 2019-79, Class FA(2)		2,000	1,943
Flagstar Mortgage Trust 2017-2
4.03%, 10/25/2047, Series 2017-2, Class B1(1)(3)		1,202	1,071
Flagstar Mortgage Trust 2020-1NV
4.87% (1 Month LIBOR USD + 0.85%, 6.00% Cap), 03/25/2050, Series 2020-1INV, Class A11(1)(2)		781	716
Flagstar Mortgage Trust 2021-5INV
2.50%, 07/25/2051, Series 2021-5INV, Class A16(1)(3)		3,857	2,947
2.50%, 07/25/2051, Series 2021-5INV, Class A2(1)(3)		5,579	4,479
Fontainebleau Miami Beach Trust 2019-FBLU
3.75%, 12/10/2036, Series 2019-FBLU, Class C(1)		7,500	6,981
Formentera Issuer Plc
3.84% (Sterling Overnight Index Average + 0.80%), 07/28/2047, Series 2022-1, Class A(2)	GBP	24,947	29,049
Freddie Mac Gold Pool
2.50%, 02/01/2032		$4,191	3,922
3.00%, 03/01/2031		273	262
3.00%, 12/01/2032		919	876
3.00%, 06/01/2033		379	356
3.00%, 02/01/2038		1,229	1,141
3.00%, 04/01/2046		61	54
3.00%, 06/01/2046		2,219	1,992
3.00%, 08/01/2046		2,743	2,460
3.00%, 09/01/2046		8,328	7,465
3.00%, 10/01/2046		2,668	2,396
3.00%, 11/01/2046		2,988	2,669
3.00%, 12/01/2046		2,043	1,832
3.00%, 01/01/2047		3,710	3,320
3.00%, 02/01/2047		3,700	3,311
3.00%, 03/01/2047		2,190	1,959
3.00%, 04/01/2047		1,345	1,202
3.50%, 05/01/2033		186	179
3.50%, 08/01/2033		1,522	1,466
3.50%, 08/01/2033		4,449	4,283
3.50%, 11/01/2033		2,850	2,744
3.50%, 07/01/2043		171	160
3.50%, 10/01/2045		5,042	4,699
3.50%, 06/01/2046		1,943	1,796
3.50%, 08/01/2046		3,042	2,847
3.50%, 08/01/2046		9,124	8,488
3.50%, 11/01/2046		741	690
3.50%, 02/01/2047		364	339
3.50%, 04/01/2047		1,420	1,318
3.50%, 04/01/2047		7,035	6,538
3.50%, 09/01/2047		4,875	4,464
3.50%, 10/01/2047		1,066	990
3.50%, 11/01/2047		726	673
3.50%, 11/01/2047		1,185	1,099
3.50%, 12/01/2047		16,413	15,269
3.50%, 01/01/2048		863	797
3.50%, 01/01/2048		11,465	10,747
3.50%, 02/01/2048		768	712
3.50%, 03/01/2048		13,454	12,441
3.50%, 03/01/2048		14,318	13,290
3.50%, 03/01/2048		17,263	16,129
4.00%, 01/01/2045		853	823

4.00%, 12/01/2045	1,734	1,666
4.00%, 03/01/2048	4,033	3,868
4.00%, 07/01/2048	4,389	4,211
4.00%, 11/01/2048	17,238	16,537
4.50%, 05/01/2044	153	150
4.50%, 06/01/2045	386	382
4.50%, 02/01/2046	411	406
4.50%, 05/01/2046	436	431
4.50%, 06/01/2046	427	422
4.50%, 02/01/2047	353	350
4.50%, 12/01/2047	1,114	1,094
4.50%, 10/01/2048	2,581	2,532
5.00%, 07/01/2048	550	551
5.00%, 08/01/2048	245	246
5.00%, 09/01/2048	168	168
5.00%, 10/01/2048	722	724
5.00%, 11/01/2048	1,128	1,130
5.50%, 08/01/2041	3,131	3,248
8.00%, 04/01/2032	117	124
Freddie Mac Multifamily Structured Pass-Through Certificates
0.77%, 01/25/2031, Series KLU1, Class X1(3)	248,430	5,436
0.91%, 04/25/2034, Series K-1512, Class X1(3)	18,870	1,251
2.97%, 10/25/2046, Series Q010, Class APT3(3)	200	192
3.50%, 07/25/2032, Series K148, Class A2(3)	1,340	1,235
3.75%, 04/25/2033, Series K155, Class A3	5,505	5,158
3.77%, 12/25/2047, Series Q010, Class APT2(3)	150	149
3.80%, 10/25/2032, Series K-151, Class A2(3)	2,072	1,956
Freddie Mac Pool
1.50%, 08/01/2050	1,895	1,464
1.50%, 10/01/2050	4,747	3,668
2.00%, 02/01/2036	3,710	3,309
2.00%, 09/01/2040	9,875	8,436
2.00%, 10/01/2040	7,763	6,611
2.00%, 02/01/2042	890	750
2.00%, 03/01/2042	3,285	2,769
2.00%, 04/01/2042	926	781
2.00%, 08/01/2050	682	560
2.00%, 11/01/2050	1,232	1,018
2.00%, 02/01/2051	38,718	31,651
2.00%, 03/01/2051	7,775	6,351
2.00%, 04/01/2051	4,062	3,353
2.00%, 04/01/2051	80,841	66,006
2.00%, 05/01/2051	2,205	1,815
2.00%, 07/01/2051	8,789	7,287
2.00%, 09/01/2051	504	414
2.00%, 09/01/2051	2,548	2,090
2.00%, 10/01/2051	667	544
2.00%, 10/01/2051	8,234	6,711
2.00%, 12/01/2051	410	339
2.00%, 12/01/2051	1,011	831
2.00%, 12/01/2051	2,160	1,774
2.00%, 12/01/2051	2,714	2,235
2.00%, 12/01/2051	4,900	3,993
2.00%, 01/01/2052	4,733	3,916
2.00%, 01/01/2052	6,398	5,267
2.00%, 01/01/2052	20,406	16,797
2.00%, 02/01/2052	271	223
2.00%, 02/01/2052	892	727
2.00%, 02/01/2052	2,388	1,965
2.50%, 07/01/2050	917	786
2.50%, 02/01/2051	7,772	6,732
2.50%, 05/01/2051	4,546	3,936
2.50%, 05/01/2051	20,598	17,687
2.50%, 11/01/2051	4,387	3,761
2.50%, 11/01/2051	19,780	17,010
2.50%, 12/01/2051	11,127	9,516
2.50%, 01/01/2052	13,394	11,420
2.50%, 01/01/2052	38,160	32,305
2.50%, 01/01/2052	51,079	43,620

2.50%, 02/01/2052	79,924	67,757
2.50%, 04/01/2052	21,000	17,790
2.50%, 04/01/2052	21,739	18,592
2.50%, 05/01/2052	48,845	41,367
3.00%, 05/01/2031	3,667	3,517
3.00%, 11/01/2034	945	887
3.00%, 09/01/2046	7,118	6,397
3.00%, 05/01/2047	2,888	2,591
3.00%, 09/01/2049	1,296	1,163
3.00%, 11/01/2049	8,854	7,924
3.00%, 01/01/2050	6,942	6,162
3.00%, 01/01/2050	27,109	24,141
3.00%, 02/01/2050	3,362	2,923
3.00%, 02/01/2050	7,516	6,699
3.00%, 04/01/2050	5,256	4,685
3.00%, 07/01/2050	22,855	20,287
3.00%, 08/01/2050	4,714	4,184
3.00%, 12/01/2050	8,023	7,144
3.00%, 01/01/2052	44	39
3.00%, 02/01/2052	76	67
3.00%, 03/01/2052	953	837
3.00%, 03/01/2052	68,854	60,464
3.00%, 04/01/2052	49	43
3.00%, 04/01/2052	462	406
3.00%, 04/01/2052	888	780
3.00%, 04/01/2052	985	866
3.00%, 04/01/2052	990	869
3.00%, 04/01/2052	30,759	26,994
3.00%, 05/01/2052	34	30
3.00%, 05/01/2052	969	850
3.00%, 05/01/2052	1,433	1,258
3.00%, 05/01/2052	5,396	4,738
3.00%, 06/01/2052	41	36
3.00%, 06/01/2052	295	259
3.00%, 06/01/2052	1,061	932
3.00%, 06/01/2052	1,189	1,044
3.00%, 06/01/2052	1,463	1,284
3.00%, 06/01/2052	13,784	12,104
3.00%, 06/01/2052	56,605	49,703
3.00%, 07/01/2052	45	39
3.00%, 07/01/2052	1,091	958
3.00%, 07/01/2052	2,284	2,005
3.00%, 07/01/2052	3,281	2,881
3.00%, 07/01/2052	261,238	229,265
3.00%, 08/01/2052	6,589	5,783
3.50%, 06/01/2033	3,534	3,416
3.50%, 06/01/2042	29	28
3.50%, 06/01/2046	311	289
3.50%, 11/01/2047	13,303	12,366
3.50%, 12/01/2047	155	143
3.50%, 03/01/2048	3,619	3,343
3.50%, 08/01/2049	2,290	2,109
3.50%, 01/01/2050	437	404
3.50%, 11/01/2050	2,194	2,020
3.50%, 02/01/2052	23	21
3.50%, 04/01/2052	6,000	5,451
3.50%, 05/01/2052	251	229
3.50%, 05/01/2052	995	905
3.50%, 05/01/2052	21,498	19,535
3.50%, 05/01/2052	35,242	32,046
3.50%, 06/01/2052	942	856
3.50%, 06/01/2052	997	907
3.50%, 06/01/2052	2,972	2,702
3.50%, 06/01/2052	4,933	4,486
3.50%, 06/01/2052	36,453	33,132
3.50%, 07/01/2052	1,000	909
3.50%, 07/01/2052	2,964	2,695
3.50%, 07/01/2052	39,255	35,707
3.50%, 07/01/2052	118,988	108,114

3.50%, 08/01/2052	155	141
3.50%, 08/01/2052	31,202	28,372
3.50%, 08/01/2052	40,912	37,196
3.50%, 09/01/2052	7,602	6,908
3.50%, 10/01/2052	709	645
3.50%, 11/01/2052	17,000	15,449
3.50%, 01/01/2053	8,235	7,483
4.00%, 08/01/2038	341	323
4.00%, 05/01/2047	181	173
4.00%, 04/01/2048	197	188
4.00%, 07/01/2048	10	10
4.00%, 07/01/2048	230	219
4.00%, 07/01/2048	630	601
4.00%, 11/01/2048	308	293
4.00%, 12/01/2048	269	256
4.00%, 12/01/2049	1,645	1,562
4.00%, 01/01/2050	2,066	1,953
4.00%, 02/01/2050	1,391	1,323
4.00%, 03/01/2050	61	57
4.00%, 03/01/2050	169	161
4.00%, 03/01/2050	4,977	4,755
4.00%, 05/01/2050	31	30
4.00%, 05/01/2050	70	66
4.00%, 06/01/2050	93	88
4.00%, 06/01/2050	574	541
4.00%, 05/01/2051	219	206
4.00%, 09/01/2051	57	53
4.00%, 07/01/2052	8,405	7,887
4.50%, 07/01/2052	742	714
4.50%, 07/01/2052	4,662	4,493
4.50%, 08/01/2052	1,437	1,383
4.50%, 08/01/2052	24,804	23,877
5.00%, 12/01/2041	601	602
5.00%, 03/01/2042	172	177
5.00%, 10/01/2052	55,870	55,098
Freddie Mac REMICS
3.00%, 01/15/2049, Series 4896, Class DA	824	736
3.00%, 04/15/2049, Series 4879, Class BC	2,253	1,980
Freddie Mac STACR REMIC Trust 2021-DNA3
6.03% (30-day Average SOFR + 2.10%), 10/25/2033, Series 2021-DNA3, Class M2(1)(2)	7,025	6,888
Freddie Mac STACR REMIC Trust 2021-DNA5
5.58% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(2)	3,013	2,972
Freddie Mac STACR REMIC Trust 2021-DNA6
5.43% (30-day Average SOFR + 1.50%), 10/25/2041, Series 2021-DNA6, Class M2(1)(2)	18,350	17,432
Freddie Mac STACR REMIC Trust 2021-HQA1
4.63% (30-day Average SOFR + 0.70%), 08/25/2033, Series 2021-HQA1, Class M1(1)(2)	716	712
Freddie Mac STACR REMIC Trust 2021-HQA3
4.78% (30-day Average SOFR + 0.85%), 09/25/2041, Series 2021-HQA3, Class M1(1)(2)	8,041	7,677
Freddie Mac STACR REMIC Trust 2022-DNA7
8.93% (30-day Average SOFR + 5.00%), 03/25/2052, Series 2022-DNA7, Class M1B(1)(2)	9,000	9,580
Freddie Mac STACR Trust 2018-DNA2
5.34% (1 Month LIBOR USD + 0.95%), 12/25/2030, Series 2018-DNA2, Class M2AS(1)(2)	4,044	3,999
Freddie Mac Strips
3.00%, 09/15/2044, Series 337, Class 300	39,851	36,000
Freddie Mac Structured Agency Credit Risk Debt Notes
4.73% (30-day Average SOFR + 0.80%), 08/25/2033, Series 2021-DNA2, Class M1(1)(2)	690	688
Freddie Mac Whole Loan Securities Trust
3.65%, 12/25/2046, Series 2017-SC01, Class M1(1)(3)	1,060	1,013
FREMF 2019-K736 Mortgage Trust
3.76%, 07/25/2026, Series 2019-K736, Class B(1)(3)	5,440	5,035
FREMF 2019-K94 Mortgage Trust
3.97%, 07/25/2052, Series 2019-K94, Class B(1)(3)	2,800	2,481
FREMF 2019-K98 Mortgage Trust
3.74%, 10/25/2052, Series 2019-K98, Class B(1)(3)	2,895	2,546
Galton Funding Mortgage Trust 2018-2
4.00%, 10/25/2058, Series 2018-2, Class A22(1)(3)	349	328
Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059, Series 2019-1, Class A22(1)(3)	379	367

Galton Funding Mortgage Trust 2019-H1
2.96%, 10/25/2059, Series 2019-H1, Class A3(1)(3)	3,054	2,938
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068, Series 2019-RPL1, Class A1(1)(3)	1,893	1,775
GCAT 2022-NQM4 Trust
5.27%, 08/25/2067, Series 2022-NQM4, Class A1(1)(4)	2,141	2,092
GCT Commercial Mortgage Trust 2021-GCT
6.02% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 02/15/2038, Series 2021-GCT, Class C(1)(2)	3,000	2,623
Ginnie Mae
2.00%, 01/01/2053(12)	36,833	30,860
2.50%, 01/01/2053(12)	113,695	98,500
3.00%, 07/20/2049, Series 2019-90, Class HE	195	179
3.00%, 09/20/2049, Series 2019-119, Class JE	1,390	1,243
3.00%, 01/01/2053(12)	10,075	8,969
3.50%, 08/20/2048, Series 2018-115, Class DE	2,470	2,326
3.50%, 09/20/2048, Series 2018-124, Class NW	1,815	1,708
3.50%, 12/20/2048, Series 2019-44, Class CA	39	38
3.50%, 02/01/2053(12)	600	551
4.00%, 01/01/2053(12)	19,384	18,339
4.50%, 01/01/2053(12)	15,676	15,204
5.00%, 01/01/2053(12)	10,529	10,431
Ginnie Mae I Pool
4.50%, 05/15/2041	263	256
5.00%, 09/15/2041	106	108
5.00%, 07/15/2044	75	76
7.50%, 08/15/2033	89	93
Ginnie Mae II Pool
2.00%, 08/20/2050	14,280	12,065
2.00%, 11/20/2050	10,085	8,510
2.00%, 01/20/2051	22,948	19,350
2.00%, 02/20/2051	1,702	1,427
2.50%, 04/20/2051	3,428	2,986
2.50%, 10/20/2051	54,936	47,671
2.50%, 12/20/2051	35,752	31,012
3.00%, 02/20/2043	1,213	1,088
3.00%, 06/20/2045	13,003	11,857
3.00%, 10/20/2045	2,561	2,332
3.00%, 05/20/2046	4,094	3,715
3.00%, 07/20/2046	4,989	4,520
3.00%, 10/20/2046	778	703
3.00%, 12/20/2046	1,908	1,724
3.00%, 03/20/2047	514	463
3.00%, 09/20/2047	5,085	4,579
3.00%, 11/20/2047	1,768	1,599
3.00%, 01/20/2048	2,247	2,031
3.00%, 10/20/2049	4,656	4,121
3.00%, 03/20/2050	2,262	1,986
3.00%, 04/20/2050	125	110
3.00%, 04/20/2051	11,844	10,596
3.00%, 07/20/2051	23,029	20,608
3.50%, 06/20/2043	811	764
3.50%, 07/20/2043	817	770
3.50%, 01/20/2045	1,030	961
3.50%, 12/20/2045	951	884
3.50%, 01/20/2046	656	613
3.50%, 03/20/2046	7,154	6,671
3.50%, 04/20/2046	2,382	2,222
3.50%, 05/20/2046	1,094	1,021
3.50%, 06/20/2046	1,542	1,438
3.50%, 12/20/2046	1,632	1,522
3.50%, 01/20/2047	1,980	1,849
3.50%, 04/20/2047	2,638	2,453
3.50%, 05/20/2047	116	109
3.50%, 06/20/2047	6,942	6,473
3.50%, 07/20/2047	2,014	1,879
3.50%, 08/20/2047	1,784	1,663
3.50%, 09/20/2047	4,534	4,245
3.50%, 10/20/2047	360	335
3.50%, 11/20/2047	6,223	5,793
3.50%, 12/20/2047	4,110	3,833

3.50%, 01/20/2048		2,843	2,656
3.50%, 02/20/2048		1,420	1,320
3.50%, 02/20/2048		4,096	3,815
3.50%, 02/20/2048		6,503	6,039
3.50%, 04/20/2048		11,530	10,800
3.50%, 05/20/2048		3,237	3,016
3.50%, 06/20/2049		209	191
3.50%, 07/20/2049		1,350	1,228
3.50%, 03/20/2050		543	502
3.50%, 02/20/2051		10,016	9,293
3.50%, 08/20/2051		9,492	8,723
4.00%, 09/20/2045		704	678
4.00%, 03/20/2047		517	496
4.00%, 04/20/2047		1,075	1,032
4.00%, 05/20/2047		849	815
4.00%, 06/20/2047		966	928
4.00%, 09/20/2047		1,345	1,295
4.00%, 11/20/2047		952	914
4.00%, 12/20/2047		912	875
4.00%, 01/20/2048		1,245	1,196
4.00%, 06/20/2048		4,830	4,613
4.00%, 08/20/2048		1,795	1,720
4.00%, 09/20/2048		1,035	988
4.00%, 10/20/2048		403	385
4.00%, 10/20/2050		8,654	8,241
4.50%, 07/20/2045		1,530	1,534
4.50%, 09/20/2046		1,909	1,871
4.50%, 01/20/2047		1,211	1,211
4.50%, 05/20/2047		2,053	2,028
4.50%, 06/20/2047		2,778	2,723
4.50%, 08/20/2047		817	805
4.50%, 09/20/2047		808	798
4.50%, 08/20/2048		3,386	3,326
4.50%, 09/20/2048		370	359
5.00%, 12/20/2044		148	150
5.00%, 06/20/2047		1,493	1,504
5.00%, 09/20/2047		828	834
5.00%, 12/20/2047		589	593
5.00%, 01/20/2048		728	731
5.00%, 02/20/2048		565	573
5.00%, 08/20/2048		1,224	1,221
5.00%, 10/20/2048		1,067	1,070
5.50%, 05/20/2048		1,030	1,056
5.50%, 11/20/2048		627	640
5.50%, 03/20/2049		801	819
Government National Mortgage Association
1.25%, 01/16/2061, Series 2021-31, Class B		9,849	7,573
1.25%, 09/16/2062, Series 2020-193, Class AC		4,752	3,744
1.34%, 06/16/2063, Series 2021-14, Class AB		5,716	4,437
1.40%, 06/16/2063, Series 2021-21, Class AH		9,068	7,084
1.50%, 06/16/2063, Series 2021-2, Class AH		13,248	10,499
Great Wolf Trust 2019-WOLF
5.35% (1 Month LIBOR USD + 1.03%, 1.15% Floor), 12/15/2036, Series 2019-WOLF, Class A(1)(2)		13,655	13,260
Grifonas Finance No 1 Plc
1.26% (6 Month EURIBOR + 0.28%), 08/28/2039, Series 1, Class A(2)	EUR	3,165	3,241
GS Mortgage Securities Corp. Trust 2013-PEMB
3.55%, 03/05/2033, Series 2013-PEMB, Class A(1)(3)		$3,430	3,111
3.55%, 03/05/2033, Series 2013-PEMB, Class D(1)(3)		5,150	4,029
GS Mortgage Securities Corp. Trust 2017-SLP
3.92%, 10/10/2032, Series 2017-SLP, Class C(1)		8,029	7,718
GS Mortgage Securities Corp. Trust 2021-DM
5.20% (1 Month LIBOR USD + 0.89%, 0.89% Floor), 11/15/2036, Series 2021-DM, Class A(1)(2)		11,038	10,663
GS Mortgage Securities Corp. Trust 2021-STAR
5.27% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 12/15/2036, Series 2021-STAR, Class A(1)(2)		5,100	4,894
GS Mortgage Securities Corp. Trust 2022-AGSS
6.53% (1 Month Term SOFR + 2.19%, 2.20% Floor), 08/15/2039, Series 2022-ECI, Class A(1)(2)		1,740	1,720
7.03% (1 Month Term SOFR + 2.69%, 2.79% Floor), 11/15/2027, Series 2022-AGSS, Class A(1)(2)		2,930	2,937
GS Mortgage Securities Corp. Trust 2022-SHIP
5.07% (1 Month Term SOFR + 0.73%, 0.73% Floor), 08/15/2036, Series 2022-SHIP, Class A(1)(2)		2,110	2,080

GS Mortgage Securities Corp. Trust 2022-SROA
6.84% (1 Month Term SOFR + 2.65%, 2.70% Floor), 07/12/2024, Series 2022-SROA, Class A(1)(2)		1,776	1,769
GS Mortgage Securities Trust 2011-GC5
5.15%, 08/10/2044, Series 2011-GC5, Class D(1)(3)		266	110
GS Mortgage Securities Trust 2013-G1
3.65%, 04/10/2031, Series 2013-G1, Class B(1)(3)		3,560	3,443
GS Mortgage Securities Trust 2013-GC16
5.16%, 11/10/2046, Series 2013-GC16, Class B(3)		7,561	7,363
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047, Series 2014-GC18, Class A3		11,663	11,472
4.38%, 01/10/2047, Series 2014-GC18, Class AS		2,355	2,253
4.89%, 01/10/2047, Series 2014-GC18, Class B(3)		9,523	8,718
GS Mortgage-Backed Securities Corp. Trust 2021-NQM1
1.02%, 07/25/2061, Series 2021-NQM1, Class A1(1)(3)		15,537	12,743
GS Mortgage-Backed Securities Trust 2020-INV1
2.93%, 10/25/2050, Series 2020-INV1, Class A14(1)(3)		3,874	3,243
GS Mortgage-Backed Securities Trust 2021-GR1
2.50%, 11/25/2051, Series 2021-GR1, Class A4(1)(3)		5,801	4,431
GS Mortgage-Backed Securities Trust 2021-GR2
2.50%, 02/25/2052, Series 2021-GR2, Class A4(1)(3)		3,607	2,738
2.50%, 02/25/2052, Series 2021-GR2, Class A6(1)(3)		10,725	9,169
HarborView Mortgage Loan Trust 2005-9
5.25% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 11.00% Cap), 06/20/2035, Series 2005-9, Class 2A1C(2)		4,905	4,355
HarborView Mortgage Loan Trust 2006-10
4.54% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 11/19/2036, Series 2006-10, Class 1A1A(2)		7,210	5,685
HarborView Mortgage Loan Trust 2006-12
4.75% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/19/2036, Series 2006-12, Class 1A1A(2)		25,198	20,652
HarborView Mortgage Loan Trust 2006-7
4.74% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 09/19/2046, Series 2006-7, Class 2A1A(2)		2,358	2,109
HarborView Mortgage Loan Trust 2007-6
4.54% (1 Month LIBOR USD + 0.20%, 10.50% Cap), 08/19/2037, Series 2007-6, Class 1A1A(2)		6,139	4,980
Harbour
3.84% (Sterling Overnight Index Average + 0.80%), 01/28/2054, Series 1, Class A1(2)	GBP	790	944
Harvest Commercial Capital Loan Trust 2019-1
3.29%, 09/25/2046, Series 2019-1, Class A(1)(3)		$2,749	2,644
Hawaii Hotel Trust 2019-MAUI
5.77% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 05/15/2038, Series 2019-MAUI, Class B(1)(2)		1,155	1,109
Hilton Orlando Trust 2018-ORL
5.87% (1 Month LIBOR USD + 1.45%, 1.30% Floor), 12/15/2034, Series 2018-ORL, Class C(1)(2)		14,000	13,472
HIT Trust 2022-HI32
6.73% (1 Month Term SOFR + 2.39%, 2.39% Floor), 07/15/2024, Series 2022-HI32, Class A(1)(2)		390	384
Homeward Opportunities Fund I Trust 2020-2
1.66%, 05/25/2065, Series 2020-2, Class A1(1)(3)		82	81
Homeward Opportunities Fund Trust 2022-1
5.08%, 07/25/2067, Series 2022-1, Class A1(1)(4)		2,089	2,028
HPLY Trust 2019-HIT
5.92% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 11/15/2036, Series 2019-HIT, Class C(1)(2)		7,603	7,278
HSI Asset Securitization Corp. Trust 2005-NC1
5.35% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 07/25/2035, Series 2005-NC1, Class M3(2)		6,336	6,113
Hudsons Bay Simon JV Trust 2015-HBS
4.15%, 08/05/2034, Series 2015-HB10, Class A10(1)		3,540	3,080
ILPT Commercial Mortgage Trust 2022-LPF2
6.58% (1 Month Term SOFR + 2.25%, 2.25% Floor), 10/15/2039, Series 2022-LPF2, Class A(1)(2)		3,330	3,329
ILPT Trust 2019-SURF
4.15%, 02/11/2041, Series 2019-SURF, Class A(1)		7,575	6,830
Impac CMB Trust Series 2004-7
5.03% (1 Month LIBOR USD + 0.64%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 2A(2)		1,822	1,753
Imperial Fund Mortgage Trust 2021-NQM2
1.07%, 09/25/2056, Series 2021-NQM2, Class A1(1)(3)		2,948	2,350
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(1)		3,265	3,058
IndyMac INDX Mortgage Loan Trust 2006-AR19
3.46%, 08/25/2036, Series 2006-AR19, Class 5A2(3)		14,229	10,868
IndyMac INDX Mortgage Loan Trust 2007-AR15
3.25%, 08/25/2037, Series 2007-AR15, Class 1A1(3)		3,195	2,410
INTOWN 2022-STAY Mortgage Trust
6.82% (1 Month Term SOFR + 2.49%, 2.49% Floor), 08/15/2039, Series 2022-STAY, Class A(1)(2)		1,920	1,907
JP Morgan Chase Commercial Mortgage Securities Corp.
6.77% (1 Month Term SOFR + 2.47%, 2.97% Floor), 12/15/2036, Series 2022-CGSS, Class A(1)(2)		1,492	1,489

JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
4.06%, 12/15/2047, Series 2012-LC9, Class D(1)(3)		215	199
4.06%, 12/15/2047, Series 2012-LC9, Class C(1)(3)		6,150	5,811
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049, Series 2016-JP2, Class AS		1,993	1,778
JP Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8
5.27% (1 Month LIBOR USD + 0.95%, 0.84% Floor), 02/15/2035, Series 2018-ASH8, Class A(1)(2)		7,500	7,274
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033, Series 2018-WPT, Class AFX(1)		965	901
5.35%, 07/05/2033, Series 2018-WPT, Class DFX(1)		10,060	8,757
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039, Series 2019-OSB, Class A(1)		8,013	6,963
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440
5.62% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 03/15/2036, Series 2021-1440, Class A(1)(2)		5,000	4,784
JP Morgan Chase Commercial Mortgage Securities Trust 2021-HTL5
6.28% (1 Month LIBOR USD + 1.97%, 1.97% Floor), 11/15/2038, Series 2021-HTL5, Class C(1)(2)		8,700	8,135
JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
5.12% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 04/15/2038, Series 2021-MHC, Class A(1)(2)		142	138
5.62% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)		1,000	959
6.02% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 04/15/2038, Series 2021-MHC, Class D(1)(2)		4,263	4,049
JP Morgan Chase Commercial Mortgage Securities Trust 2022-NXSS
6.51% (1 Month Term SOFR + 2.18%, 2.18% Floor), 08/15/2039, Series 2022-NXSS, Class A(1)(2)		2,895	2,888
JP Morgan Mortgage Trust 2019-7
3.03%, 02/25/2050, Series 2019-7, Class B2A(1)(3)		5,084	3,994
JP Morgan Mortgage Trust 2019-INV1
4.98%, 10/25/2049, Series 2019-INV1, Class B3(1)(3)		1,493	1,269
JP Morgan Mortgage Trust 2019-INV3
3.50%, 05/25/2050, Series 2019-INV3, Class A15(1)(3)		892	756
3.50%, 05/25/2050, Series 2019-INV3, Class A3(1)(3)		1,045	904
JP Morgan Mortgage Trust 2020-7
3.00%, 01/25/2051, Series 2020-7, Class A15(1)(3)		3,091	2,532
JP Morgan Mortgage Trust 2020-INV1
3.50%, 08/25/2050, Series 2020-INV1, Class A3(1)(3)		871	771
JP Morgan Mortgage Trust 2020-INV2
3.00%, 10/25/2050, Series 2020-INV2, Class A15(1)(3)		1,297	1,092
JP Morgan Mortgage Trust 2020-LTV1
3.26%, 06/25/2050, Series 2020-LTV1, Class B1A(1)(3)		4,694	3,902
JP Morgan Mortgage Trust 2021-13
2.50%, 04/25/2052, Series 2021-13, Class A3(1)(3)		38,579	30,967
JP Morgan Mortgage Trust 2021-14
2.50%, 05/25/2052, Series 2021-14, Class A3(1)(3)		18,029	14,471
JP Morgan Mortgage Trust 2022-1
3.00%, 07/25/2052, Series 2022-1, Class A2(1)(3)		7,455	6,223
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050, Series 2010-1, Class B(1)(3)		6,589	5,448
JP Morgan Trust 2015-1
4.69%, 12/25/2044, Series 2015-1, Class B4(1)(3)		1,060	1,004
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048, Series 2015-C30, Class A5		1,841	1,754
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/15/2048, Series 2015-C31, Class A3		4,397	4,181
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050, Series 2017-JP5, Class AS(3)		4,990	4,534
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049, Series 2016-C4, Class AS		4,040	3,591
Kinbane 2022-RPL 1 DAC
2.74% (1 Month EURIBOR + 0.85%), 09/25/2062, Series 2022-RPL1A, Class A(2)	EUR	16,782	17,139
Legacy Mortgage Asset Trust 2019-GS7
6.25%, 11/25/2059, Series 2019-GS7, Class A1(1)(4)		$4,107	4,099
Legacy Mortgage Asset Trust 2020-GS1
2.88%, 10/25/2059, Series 2020-GS1, Class A1(1)(4)		2,973	2,951
Legacy Mortgage Asset Trust 2020-GS5
3.25%, 06/25/2060, Series 2020-GS5, Class A1(1)(4)		791	778
Legacy Mortgage Asset Trust 2020-SL1
2.73%, 01/25/2060, Series 2020-SL1, Class A(1)(4)		1,590	1,552
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(4)		4,538	4,102
Legacy Mortgage Asset Trust 2021-GS3
1.75%, 07/25/2061, Series 2021-GS3, Class A1(1)(4)		9,214	8,329

Legacy Mortgage Asset Trust 2021-GS4
1.65%, 11/25/2060, Series 2021-GS4, Class A1(1)(4)		8,110	7,250
Legacy Mortgage Asset Trust 2021-GS5
2.25%, 07/25/2067, Series 2021-GS5, Class A1(1)(4)		7,555	6,763
Lehman XS Trust Series 2005-5N
4.75% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 11/25/2035, Series 2005-5N, Class 3A2(2)		9,084	7,792
Life 2021-BMR Mortgage Trust
6.67% (1 Month LIBOR USD + 2.35%, 2.35% Floor), 03/15/2038, Series 2021-BMR, Class F(1)(2)		9,830	9,275
7.27% (1 Month LIBOR USD + 2.95%, 2.95% Floor), 03/15/2038, Series 2021-BMR, Class G(1)(2)		9,214	8,663
Ludgate Funding Plc
3.93% (3 Month LIBOR GBP + 0.60%), 01/01/2061, Series 2008-W1X, Class A1(2)	GBP	460	529
Mansard Mortgages 2007-1 Plc
3.18% (Sterling Overnight Index Average + 0.30%), 04/15/2047, Series 2007-1X, Class A2(2)		4,565	5,161
3.30% (Sterling Overnight Index Average + 0.42%), 04/15/2049, Series 2007-1X, Class M1(2)		4,414	4,846
Med Trust 2021-MDLN
5.77% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 11/15/2038, Series 2021-MDLN, Class B(1)(2)		$2,060	1,962
6.12% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 11/15/2038, Series 2021-MDLN, Class C(1)(2)		4,140	3,933
6.32% (1 Month LIBOR USD + 2.00%, 2.00% Floor), 11/15/2038, Series 2021-MDLN, Class D(1)(2)		2,845	2,688
Mello Mortgage Capital Acceptance 2021-INV4
2.50%, 12/25/2051, Series 2021-INV4, Class A3(1)(3)		9,515	7,638
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
3.84%, 04/25/2029, Series 2004-HB1, Class A3(3)		300	270
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057, Series 2018-1A, Class A(1)(3)		7,023	6,595
MF1 2021-W10X
5.41% (1 Month Term SOFR + 1.07%, 1.07% Floor), 12/15/2034, Series 2021-W10, Class A(1)(2)		5,140	4,848
MF1 Multifamily Housing Mortgage Loan Trust
5.65% (1 Month Term SOFR + 1.31%, 1.20% Floor), 07/15/2036, Series 2021-FL5, Class AS(1)(2)		15,000	14,463
MFA 2021-NQM2 Trust
1.03%, 11/25/2064, Series 2021-NQM2, Class A1(1)(3)		2,712	2,201
MFA 2022-NQM3 Trust
5.57%, 09/25/2067, Series 2022-NQM3, Class A1(1)(4)		21,352	20,942
MFA 2022-RPL1 Trust
3.30%, 08/25/2061, Series 2022-RPL1, Class A1(1)(3)		31,410	28,224
MHC Commercial Mortgage Trust 2021-MHC
5.67% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)		3,500	3,345
MHC Trust 2021-MHC2
6.27% (1 Month LIBOR USD + 1.95%, 1.95% Floor), 05/15/2038, Series 2021-MHC2, Class E(1)(2)		2,050	1,925
6.72% (1 Month LIBOR USD + 2.40%, 2.40% Floor), 05/15/2038, Series 2021-MHC2, Class F(1)(2)		3,000	2,774
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059, Series 2017-2, Class A1(1)(3)		55	54
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062, Series 2018-1, Class A1(1)(3)		1,420	1,369
Mill City Mortgage Loan Trust 2018-2
3.75%, 05/25/2058, Series 2018-2, Class M1(1)(3)		494	468
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058, Series 2018-3, Class A1(1)(3)		1,015	969
Mill City Mortgage Loan Trust 2019-1
3.50%, 10/25/2069, Series 2019-1, Class M1(1)(3)		1,188	1,049
Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059, Series 2019-GS1, Class A1(1)(3)		2,518	2,340
3.25%, 07/25/2059, Series 2019-GS1, Class M2(1)(3)		1,115	897
Mill City Mortgage Loan Trust 2019-GS2
2.75%, 08/25/2059, Series 2019-GS2, Class A1(1)(3)		6,828	6,384
Mill City Mortgage Loan Trust 2021-NMR1
2.50%, 11/25/2060, Series 2021-NMR1, Class M2(1)(3)		1,000	824
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
4.40%, 08/15/2046, Series 2013-C11, Class B(3)		1,563	1,154
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.76%, 10/15/2046, Series 2013-C12, Class C(3)		900	853
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.26%, 04/15/2047, Series 2014-C15, Class AS		1,940	1,884
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047, Series 2014-C17, Class A5		974	943
4.46%, 08/15/2047, Series 2014-C17, Class B(3)		122	116
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048, Series 2015-C24, Class A4		6,000	5,705
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5		3,220	2,928

Morgan Stanley Capital I Trust 2011-C2
5.21%, 06/15/2044, Series 2011-C2, Class E(1)(3)		1,415	1,060
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4		4,030	3,818
Morgan Stanley Capital I Trust 2018-SUN
5.72% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 07/15/2035, Series 2018-SUN, Class C(1)(2)		16,000	15,477
Morgan Stanley Capital I Trust 2021-230P
6.12% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 12/15/2023, Series 2021-230P, Class C(1)(2)		9,974	9,325
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(1)		3,000	2,673
MSBAM Commercial Mortgage Securities Trust 2012-CKSV
3.28%, 10/15/2030, Series 2012-CKSV, Class A2(1)		748	603
MSCG Trust 2018-SELF
5.22% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/15/2037, Series 2018-SELF, Class A(1)(2)		3,756	3,683
New Orleans Hotel Trust 2019-HNLA
5.31% (1 Month LIBOR USD + 0.99%, 0.99% Floor), 04/15/2032, Series 2019-HNLA, Class A(1)(2)		5,000	4,750
5.61% (1 Month LIBOR USD + 1.29%, 1.29% Floor), 04/15/2032, Series 2019-HNLA, Class B(1)(2)		6,425	6,058
New Residential Mortgage Loan Trust 2019-NQM5
2.71%, 11/25/2059, Series 2019-NQM5, Class A1(1)(3)		983	883
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059, Series 2019-RPL3, Class A1(1)(3)		19,475	18,095
New Residential Mortgage Loan Trust 2020-NQM
3.89%, 05/24/2060, Series 2020-NQM2, Class M1(1)(3)		8,812	6,816
New Residential Mortgage Loan Trust 2020-NQM1
2.46%, 01/26/2060, Series 2020-NQM1, Class A1(1)(3)		1,112	991
New Residential Mortgage Loan Trust 2021-INV1
2.50%, 06/25/2051, Series 2021-INV1, Class A6(1)(3)		6,015	5,142
New Residential Mortgage Loan Trust 2021-NQM1R
1.10%, 07/25/2055, Series 2021-NQ1R, Class A2(1)(3)		1,111	896
1.20%, 07/25/2055, Series 2021-NQ1R, Class A3(1)(3)		1,365	1,095
Newgate Funding Plc
3.50% (3 Month LIBOR GBP + 0.17%), 12/01/2050, Series 2006-2, Class A3A(2)	GBP	6,849	7,798
NLT 2021-INV3 Trust
0.00%, 11/25/2056, Series 2021-INV3, Class PT(1)(3)		$20,562	18,485
NYO Commercial Mortgage Trust 2021-1290
5.41% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 11/15/2038, Series 2021-1290, Class A(1)(2)		10,900	9,875
OBX 2018-EXP1 Trust
4.00%, 04/25/2048, Series 2018-EXP1, Class 1A3(1)(3)		246	224
5.24% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 04/25/2048, Series 2018-EXP1, Class 2A1(1)(2)		182	179
OBX 2019-EXP2 Trust
4.00%, 06/25/2059, Series 2019-EXP2, Class 1A3(1)(3)		773	689
OBX 2019-EXP3 Trust
3.50%, 10/25/2059, Series 2019-EXP3, Class 1A8(1)(3)		509	470
OBX 2020-EXP1 Trust
3.50%, 02/25/2060, Series 2020-EXP1, Class 1A8(1)(3)		1,104	971
5.14% (1 Month LIBOR USD + 0.75%), 02/25/2060, Series 2020-EXP1, Class 2A1(1)(2)		239	220
OBX 2020-EXP2 Trust
3.00%, 05/25/2060, Series 2020-EXP2, Class A8(1)(3)		2,662	2,272
OBX 2020-EXP3 Trust
3.00%, 01/25/2060, Series 2020-EXP3, Class 1A9(1)(3)		2,103	1,821
OBX 2020-INV1 Trust
3.50%, 12/25/2049, Series 2020-INV1, Class A5(1)(3)		1,245	1,106
OBX 2021-NQM3 Trust
1.05%, 07/25/2061, Series 2021-NQM3, Class A1(1)(3)		4,310	3,239
1.26%, 07/25/2061, Series 2021-NQM3, Class A2(1)(3)		2,448	1,826
OBX 2022-NQM7 Trust
5.11%, 08/25/2062, Series 2022-NQM7, Class A1(1)(4)		1,407	1,380
ONE 2021-PARK Mortgage Trust
5.55% (1 Month Term SOFR + 1.21%, 1.21% Floor), 03/15/2036, Series 2021-PARK, Class C(1)(2)		2,175	1,999
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054, Series 2019-OBP, Class A(1)		7,390	6,050
One Market Plaza Trust 2017-1MKT
3.61%, 02/10/2032, Series 2017-1MKT, Class A(1)		9,606	9,241
PFP 2022-9 Ltd.
6.60% (1 Month Term SOFR + 2.27%, 2.27% Floor), 08/19/2035, Series 2022-9, Class A(1)(2)		2,250	2,217
Precise Mortgage Funding 2018-2B Plc
4.19% (Sterling Overnight Index Average + 0.80%), 03/12/2055, Series 2018-2B, Class A(2)	GBP	1,664	2,007
Pretium Mortgage Credit Partners LLC
5.00%, 08/25/2052, Series 2022-RN3, Class A1(1)(3)		$33,945	32,758

PRKCM 2021-AFC2 Trust
2.07%, 11/25/2056, Series 2021-AFC2, Class A1(1)(3)		534	442
PRKCM 2022-AFC1 Trust
4.10%, 04/25/2057, Series 2022-AFC1, Class A1A(1)(3)		296	277
PRKCM 2022-AFC2 Trust
5.34%, 08/25/2057, Series 2022-AFC2, Class A1(1)(3)		2,190	2,147
PRPM 2020-4 LLC
2.95%, 10/25/2025, Series 2020-4, Class A1(1)(4)		2,344	2,261
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(1)(3)		5,406	5,054
PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1(1)(4)		6,085	5,626
PRPM 2021-2 LLC
2.12%, 03/25/2026, Series 2021-2, Class A1(1)(3)		2,372	2,184
PRPM 2021-6 LLC
1.79%, 07/25/2026, Series 2021-6, Class A1(1)(4)		21,550	19,456
PRPM 2021-8 LLC
1.74%, 09/25/2026, Series 2021-8, Class A1(1)(3)		4,683	4,196
PRPM 2022-1 LLC
3.72%, 02/25/2027, Series 2022-1, Class A1(1)(4)		36,019	33,678
PRPM 2022-4 LLC
5.00%, 08/25/2027, Series 2022-4, Class A1(1)(4)		11,076	10,546
PRPM 2022-5 LLC
6.90%, 09/27/2027, Series 2022-5, Class A1(1)(4)		14,850	14,737
PRPM LLC
5.50%, 08/25/2067, Series 2022-NQM1, Class A1(1)(4)		19,251	18,914
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036, Series 2006-QS9, Class 1A3		2,659	1,997
RALI Series 2007-QH8 Trust
2.64%, 10/25/2037, Series 2007-QH8, Class A(3)		807	699
RALI Series 2007-QS2 Trust
6.25%, 01/25/2037, Series 2007-QS2, Class A4		14,464	11,461
RATE Mortgage Trust 2021-HB1
2.50%, 12/25/2051, Series 2021-HB1, Class A1(1)(3)		16,135	12,951
RBS Commercial Funding, Inc. 2013-GSP Trust
3.83%, 01/15/2032, Series 2013-GSP, Class A(1)(3)		6,870	6,612
RCKT Mortgage Trust 2021-6
2.50%, 12/25/2051, Series 2021-6, Class A1(1)(3)		15,630	12,546
RCKT Mortgage Trust 2022-1
2.50%, 01/25/2052, Series 2022-1, Class A1(1)(3)		9,682	7,772
Ready Capital Mortgage Financing 2022-FL10 LLC
6.87% (1 Month Term SOFR + 2.55%, 2.55% Floor), 10/25/2039, Series 2022-FL10, Class A(1)(2)		3,190	3,173
Ready Capital Mortgage Financing 2022-FL9 LLC
6.79% (1 Month Term SOFR + 2.47%, 2.47% Floor), 06/25/2037, Series 2022-FL9, Class A(1)(2)		731	726
Real Estate Asset Liquidity Trust
2.42%, 06/12/2054, Series 2019-1A, Class A1(1)(3)	CAD	7,360	5,318
Residential Mortgage Securities 32 Plc
4.68% (Sterling Overnight Index Average + 1.25%), 06/20/2070, Series 32A, Class A(1)(2)	GBP	1,250	1,501
5.33% (Sterling Overnight Index Average + 1.90%), 06/20/2070, Series 32X, Class B(2)		5,000	5,920
RESIMAC Bastille Trust Series 2018-1NC
5.02% (1 Month LIBOR USD + 0.85%), 12/05/2059, Series 2018-1NCA, Class A1(1)(2)		$163	163
RIAL 2022-FL8 Issuer Ltd.
6.57% (1 Month Term SOFR + 2.25%, 2.25% Floor), 01/19/2037, Series 2022-FL8, Class A(1)(2)		4,378	4,269
Ripon Mortgages Plc
4.01% (Sterling Overnight Index Average + 0.70%), 08/28/2056, Series 1RA, Class A(1)(2)	GBP	43,057	51,197
Sequoia Mortgage Trust 2003-2
5.01% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 11.50% Cap), 06/20/2033, Series 2003-2, Class A1(2)		$223	213
Sequoia Mortgage Trust 2004-9
4.78% (6 Month LIBOR USD + 0.72%, 0.72% Floor, 11.50% Cap), 10/20/2034, Series 2004-9, Class A2(2)		745	636
Sequoia Mortgage Trust 2013-4
3.44%, 04/25/2043, Series 2013-4, Class B1(3)		476	440
Sequoia Mortgage Trust 2017-CH1
4.00%, 08/25/2047, Series 2017-CH1, Class A1(1)(3)		545	508
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047, Series 2017-CH2, Class A1(1)(3)		202	186
4.00%, 12/25/2047, Series 2017-CH2, Class A19(1)(3)		210	192
Sequoia Mortgage Trust 2018-CH1
3.50%, 03/25/2048, Series 2018-CH1, Class A2(1)(3)		58	52
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048, Series 2018-CH2, Class A21(1)(3)		153	141

Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048, Series 2018-CH3, Class A2(1)(3)		142	138
4.50%, 08/25/2048, Series 2018-CH3, Class A19(1)(3)		60	58
4.50%, 08/25/2048, Series 2018-CH3, Class A13(1)(3)		353	344
Sequoia Mortgage Trust 2018-CH4
4.00%, 10/25/2048, Series 2018-CH4, Class A2(1)(3)		26	26
Sequoia Mortgage Trust 2019-CH2
4.50%, 08/25/2049, Series 2019-CH2, Class A1(1)(3)		103	100
SFO Commercial Mortgage Trust 2021-555
5.47% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 05/15/2038, Series 2021-555, Class A(1)(2)		4,900	4,489
6.12% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 05/15/2038, Series 2021-555, Class C(1)(2)		6,550	5,729
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062, Series 2022-2, Class A1(1)(4)		446	439
SLM Student Loan Trust 2008-9
5.86% (3 Month LIBOR USD + 1.50%), 04/25/2023, Series 2008-9, Class A(2)		5,109	5,059
SMRT 2022-MINI
6.29% (1 Month Term SOFR + 1.95%, 1.95% Floor), 01/15/2039, Series 2022-MINI, Class D(1)(2)		1,000	930
SREIT Trust 2021-MFP2
5.14% (1 Month LIBOR USD + 0.82%, 0.82% Floor), 11/15/2036, Series 2021-MFP2, Class A(1)(2)		5,370	5,168
STACR Trust 2018-DNA3
5.29% (1 Month LIBOR USD + 0.90%), 09/25/2048, Series 2018-DNA3, Class M2AS(1)(2)		2,379	2,361
Starwood Mortgage Residential Trust 2020-INV
2.50%, 11/25/2055, Series 2020-INV1, Class M1(1)		1,545	1,300
Stratton Mortgage Funding
3.83% (Sterling Overnight Index Average + 0.90%), 07/20/2060, Series 2021-2A, Class A(1)(2)	GBP	14,404	17,249
STWD 2021-LIH Mortgage Trust
6.27% (1 Month LIBOR USD + 1.96%, 1.96% Floor), 11/15/2036, Series 2021-LIH, Class C(1)(2)		$16,200	15,250
7.22% (1 Month LIBOR USD + 2.90%, 2.90% Floor), 11/15/2036, Series 2021-LIH, Class E(1)(2)		6,877	6,298
STWD Trust 2021-FLWR
6.24% (1 Month LIBOR USD + 1.92%, 1.92% Floor), 07/15/2036, Series 2021-FLWR, Class E(1)(2)		9,325	8,740
Taubman Centers Commercial Mortgage Trust 2022-DPM
6.52% (1 Month Term SOFR + 2.19%, 2.19% Floor), 05/15/2037, Series 2022-DPM, Class A(1)(2)		2,380	2,311
Toorak Mortgage Corp. 2021-1 Ltd.
2.24%, 06/25/2024, Series 2021-1, Class A1(1)(4)		7,160	6,771
Towd Point Mortgage Funding
3.83% (Sterling Overnight Index Average + 0.90%), 07/20/2045, Series 2019-A13A, Class A1(1)(2)	GBP	66,832	79,609
Towd Point Mortgage Funding 2018 - Auburn 12 Plc
4.19% (Sterling Overnight Index Average + 0.92%, 0.80% Floor), 02/20/2045, Series 2018-A12X, Class A(2)		1,539	1,842
Towd Point Mortgage Funding 2019 - Granite4 Plc
4.07% (Sterling Overnight Index Average + 1.14%), 10/20/2051, Series 2019-GR4A, Class A1(1)(2)		15,040	18,126
Towd Point Mortgage Trust 2015-4
3.75%, 04/25/2055, Series 2015-4, Class M1(1)(3)		$97	97
3.75%, 04/25/2055, Series 2015-4, Class M2(1)(3)		100	97
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056, Series 2017-1, Class A1(1)(3)		50	49
3.75%, 10/25/2056, Series 2017-1, Class M1(1)(3)		6,315	5,887
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(1)(3)		24	23
Towd Point Mortgage Trust 2017-3
3.00%, 07/25/2057, Series 2017-3, Class A2(1)(3)		320	300
Towd Point Mortgage Trust 2017-4
3.25%, 06/25/2057, Series 2017-4, Class M2(1)(3)		3,873	3,135
Towd Point Mortgage Trust 2017-5
3.77% (1 Month LIBOR USD + 0.60%), 02/25/2057, Series 2017-5, Class A1(1)(2)		130	129
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058, Series 2018-3, Class A1(1)(3)		3,101	2,932
Towd Point Mortgage Trust 2018-4
3.00%, 06/25/2058, Series 2018-4, Class A2(1)(3)		1,015	817
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058, Series 2018-5, Class M1(1)(3)		2,250	1,765
Towd Point Mortgage Trust 2019-1
3.72%, 03/25/2058, Series 2019-1, Class A1(1)(3)		5,598	5,268
Towd Point Mortgage Trust 2019-2
3.75%, 12/25/2058, Series 2019-2, Class M1(1)(3)		9,810	7,813
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059, Series 2019-4, Class A1(1)(3)		56,672	52,622
3.50%, 10/25/2059, Series 2019-4, Class M1(1)(3)		1,155	937
Towd Point Mortgage Trust 2020-1
3.25%, 01/25/2060, Series 2020-1, Class A2B(1)(3)		575	458

Towd Point Mortgage Trust 2020-2
3.00%, 04/25/2060, Series 2020-2, Class A2B(1)(3)		310	243
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A(1)(3)		36,730	33,589
Trinity Square 2021-1 Plc
4.84% (Sterling Overnight Index Average + 1.40%), 07/15/2059, Series 2021-1A, Class B(1)(2)	GBP	11,459	13,376
5.14% (Sterling Overnight Index Average + 1.70%), 07/15/2059, Series 2021-1A, Class C(1)(2)		3,286	3,880
5.44% (Sterling Overnight Index Average + 2.00%), 07/15/2059, Series 2021-1A, Class D(1)(2)		2,364	2,784
6.19% (Sterling Overnight Index Average + 2.75%), 07/15/2059, Series 2021-1A, Class E(1)(2)		1,143	1,329
TRK 2021-INV1 Trust
1.15%, 07/25/2056, Series 2021-INV1, Class A1(1)(3)		$3,928	3,291
TRK 2022-INV1 Trust
2.58%, 02/25/2057, Series 2022-INV1, Class A1(1)(3)		10,879	9,535
Twin Bridges 2018-1 Plc
4.39% (Sterling Overnight Index Average + 1.00%), 09/12/2050, Series 2018-1, Class A(2)	GBP	2,812	3,390
UBS-Barclays Commercial Mortgage Trust 2012-C2
4.70%, 05/10/2063, Series 2012-C2, Class E(1)(3)		$3,235	57
4.70%, 05/10/2063, Series 2012-C2, Class D(1)(3)		1,135	57
Uropa Securities Plc
1.49% (3 Month EURIBOR + 0.20%), 10/10/2040, Series 2007-1, Class A3B(2)	EUR	1,699	1,721
UWM Mortgage Trust 2021-INV2
2.50%, 09/25/2051, Series 2021-INV2, Class A15(1)(3)		$6,127	4,681
VASA Trust 2021-VASA
5.57% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 07/15/2039, Series 2021-VASA, Class B(1)(2)		14,000	12,831
6.07% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 07/15/2039, Series 2021-VASA, Class C(1)(2)		12,000	10,924
Verus Securitization Trust 2019-4
2.64%, 11/25/2059, Series 2019-4, Class A1(1)(4)		710	673
2.85%, 11/25/2059, Series 2019-4, Class A2(1)(4)		833	790
3.00%, 11/25/2059, Series 2019-4, Class A3(1)(4)		1,448	1,373
Verus Securitization Trust 2019-INV2
3.12%, 07/25/2059, Series 2019-INV2, Class A2(1)(3)		1,758	1,695
Verus Securitization Trust 2019-INV3
2.69%, 11/25/2059, Series 2019-INV3, Class A1(1)(3)		1,850	1,737
Verus Securitization Trust 2020-1
2.72%, 01/25/2060, Series 2020-1, Class A3(1)(4)		2,686	2,520
Verus Securitization Trust 2021-1
1.16%, 01/25/2066, Series 2021-1, Class A3(1)(3)		2,556	2,043
Verus Securitization Trust 2021-5
1.01%, 09/25/2066, Series 2021-5, Class A1(1)(3)		21,673	17,302
Verus Securitization Trust 2021-8
1.82%, 11/25/2066, Series 2021-8, Class A1(1)(3)		13,829	11,647
Verus Securitization Trust 2021-R1
1.26%, 10/25/2063, Series 2021-R1, Class A3(1)(3)		1,580	1,413
Verus Securitization Trust 2021-R2
1.23%, 02/25/2064, Series 2021-R2, Class A3(1)(3)		2,379	2,169
Verus Securitization Trust 2022-1
2.72%, 01/25/2067, Series 2022-1, Class A1(1)(4)		10,912	9,484
Verus Securitization Trust 2022-3
4.13%, 02/25/2067, Series 2022-3, Class A1(1)(4)		22,869	21,588
Verus Securitization Trust 2022-4
4.47%, 04/25/2067, Series 2022-4, Class A1(1)(4)		13,178	12,660
Verus Securitization Trust 2022-7
5.15%, 07/25/2067, Series 2022-7, Class A1(1)(4)		15,930	15,491
Vista Point Securitization Trust 2020-1
3.20%, 03/25/2065, Series 2020-1, Class A3(1)(3)		3,765	3,617
Vista Point Securitization Trust 2020-2
1.48%, 04/25/2065, Series 2020-2, Class A1(1)(3)		1,112	970
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
5.03% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 10.50% Cap), 08/25/2045, Series 2005-AR11, Class A1A(2)		1,331	1,257
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
4.97% (1 Month LIBOR USD + 0.58%, 0.58% Floor, 10.50% Cap), 10/25/2045, Series 2005-AR13, Class A1A1(2)		1,986	1,828
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
4.91% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 10.50% Cap), 11/25/2045, Series 2005-AR15, Class A1A1(2)		3,247	2,899
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
5.05% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 10.50% Cap), 01/25/2045, Series 2005-AR2, Class 1A1A(2)		3,261	2,948
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
2.80% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047, Series 2007-OA5, Class 1A(2)		8,702	6,695
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037, Series 2007-2, Class 2A1		4,991	4,676

Wells Fargo Commercial Mortgage Trust 2013-LC12
4.30%, 07/15/2046, Series 2013-LC12, Class B(3)		1,940	1,839
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.02%, 08/15/2050, Series 2014-LC16, Class AS		3,015	2,883
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059, Series 2016-C33, Class A3		868	811
4.51%, 03/15/2059, Series 2016-C33, Class B(3)		4,317	3,958
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048, Series 2016-C35, Class AS		3,155	2,830
Wells Fargo Commercial Mortgage Trust 2016-C36
3.42%, 11/15/2059, Series 2016-C36, Class AS		4,341	3,885
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049, Series 2016-LC24, Class AS		6,000	5,393
Wells Fargo Commercial Mortgage Trust 2017-C38
3.45%, 07/15/2050, Series 2017-C38, Class A5		1,695	1,564
Wells Fargo Commercial Mortgage Trust 2017-HSDB
5.37% (1 Month LIBOR USD + 0.85%, 1.10% Floor), 12/13/2031, Series 2017-HSDB, Class A(1)(2)		8,284	8,171
5.62% (1 Month LIBOR USD + 1.10%, 1.35% Floor), 12/13/2031, Series 2017-HSDB, Class B(1)(2)		6,700	6,587
6.36% (1 Month LIBOR USD + 1.84%, 2.10% Floor), 12/13/2031, Series 2017-HSDB, Class D(1)(2)		100	97
Wells Fargo Commercial Mortgage Trust 2019-JWDR
2.50%, 09/15/2031, Series 2019-JWDR, Class A(1)(3)		6,560	5,677
3.33%, 09/15/2031, Series 2019-JWDR, Class D(1)(3)		10,000	8,432
3.86%, 09/15/2031, Series 2019-JWDR, Class E(1)(3)		6,766	5,707
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053, Series 2020-C55, Class A5		5,200	4,408
Wells Fargo Commercial Mortgage Trust 2020-C56
2.45%, 06/15/2053, Series 2020-C56, Class A5		229	190
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
2.50%, 12/25/2050, Series 2021-RR1, Class A1(1)(3)		5,401	4,326
WFRBS Commercial Mortgage Trust 2012-C7
4.65%, 06/15/2045, Series 2012-C7, Class E(1)(3)		666	15
WFRBS Commercial Mortgage Trust 2013-C15
4.53%, 08/15/2046, Series 2013-C15, Class B(3)		1,525	1,301
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047, Series 2014-C20, Class B		2,365	2,035
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057, Series 2014-C22, Class AS(3)		4,250	3,976
WFRBS Commercial Mortgage Trust 2014-C24
4.20%, 11/15/2047, Series 2014-C24, Class B(3)		825	749
WMRK Commercial Mortgage Trust 2022-WMRK
7.12% (1 Month Term SOFR + 2.79%, 2.79% Floor), 11/15/2027, Series 2022-WMRK, Class A(1)(2)		2,158	2,150
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036, Series 2017-WWP, Class A(1)		1,740	1,492
3.60%, 11/10/2036, Series 2017-WWP, Class C(1)(3)		320	243

Total Mortgage-Backed Obligations (Cost: $10,680,348)			9,974,202

U.K. Treasury Bonds – 0.00%(8)
United Kingdom Gilt
1.25%, 07/31/2051	GBP	180	118
1.50%, 07/22/2047		80	59
1.75%, 01/22/2049		160	124
3.25%, 01/22/2044		150	160
3.50%, 01/22/2045		140	155

Total U.K. Treasury Bonds (Cost: $503)			616

Total Bonds & Notes (Cost: $29,831,713)			26,845,162

BANK LOANS – 1.40%
1011778 B.C. Unlimited Liability Co.
6.14% (LIBOR + 1.75%), 11/19/2026(2)		$1,544	1,515
AAdvantage Loyality IP Ltd.
8.99% (LIBOR + 4.75%), 04/20/2028(2)		2,848	2,832
Acrisure LLC
7.88% (LIBOR + 3.50%), 02/15/2027(2)		2,969	2,780
Acuity Specialty Products, Inc.
8.58% (LIBOR + 4.00%), 08/12/2024(2)		2,369	2,039
AEA International Holdings
8.50% (LIBOR + 3.75%), 09/07/2028(2)		1,342	1,326
Allied Universal Holdco LLC
8.17% (CME Term SOFR + 3.75%), 05/12/2028(2)		1,124	1,065

Amentum Government Services Holdings LLC
8.33% (LIBOR + 4.00%), 01/29/2027(2)		405	396
AmSurg LLC
0.00%, 04/29/2027		231	224
12.12% (CME Term SOFR + 15.00%), 04/29/2027(2)(10)		1,269	1,230
15.74% (CME Term SOFR + 11.65%), 04/28/2028(2)		3,173	2,517
AmWINS Group, Inc.
6.63% (LIBOR + 2.25%), 02/19/2028(2)		7,599	7,454
Arches Buyer, Inc.
7.63% (LIBOR + 3.25%), 12/06/2027(2)		734	677
Asurion LLC
7.63% (LIBOR + 3.25%), 12/23/2026(2)		615	547
9.63% (LIBOR + 5.25%), 01/20/2029(2)		460	356
Athena Health Group, Inc.
7.82% (CME Term SOFR + 3.50%), 02/15/2029(2)		2,596	2,337
Avantor Funding, Inc.
6.63% (LIBOR + 2.25%), 11/08/2027(2)		1,732	1,721
Avolon TLB Borrower 1 (US) LLC
5.85% (LIBOR + 1.50%), 02/12/2027(2)		691	681
6.10% (LIBOR + 1.75%), 01/15/2025(2)		281	280
Axalta Coating Systems Dutch Holding B BV
7.51% (CME Term SOFR + 3.00%), 12/20/2029(2)		67	67
AZZ, Inc.
8.67% (CME Term SOFR + 4.25%), 05/13/2029(2)		279	278
Bakelite US Holdco, Inc.
8.73% (CME Term SOFR + 4.00%), 05/29/2029(2)		2,292	2,126
Bally’s Corp.
7.54% (LIBOR + 3.25%), 10/02/2028(2)		2,980	2,750
Bausch + Lomb Corp.
7.84% (CME Term SOFR + 3.25%), 05/10/2027(2)		1,039	986
BCPE North Star US Holdco 2, Inc.
8.73% (LIBOR + 4.00%), 06/09/2028(2)		1,521	1,391
Berry Global, Inc.
6.02% (LIBOR + 1.75%), 07/01/2026(2)		1,352	1,339
Caesars Resort Collection LLC
7.88% (LIBOR + 3.50%), 07/21/2025(2)		5,087	5,069
Carnival Corp.
5.65% (EURIBOR + 3.75%), 06/30/2025(2)	EUR	4,875	5,000
7.38% (LIBOR + 3.00%), 06/30/2025(2)		$10,530	10,067
7.63% (LIBOR + 3.25%), 10/18/2028(2)		3,698	3,452
Central Parent, Inc.
9.08% (CME Term SOFR + 4.50%), 07/06/2029(2)		2,900	2,871
Charter Communications Operating LLC
6.14% (LIBOR + 1.75%), 02/01/2027(2)		485	473
Clarios Global LP
7.63% (LIBOR + 3.25%), 04/30/2026(2)		761	744
Coherent Corp.
7.13% (LIBOR + 2.75%), 07/02/2029(2)		1,319	1,302
Commscope, Inc.
7.63% (LIBOR + 3.25%), 04/06/2026(2)		5,752	5,409
ConnectWise LLC
7.88% (LIBOR + 3.50%), 09/29/2028(2)		1,405	1,331
Corporation Service Co.
7.67% (CME Term SOFR + 3.25%), 11/02/2029(2)		450	444
Crown Finance U.S., Inc.
14.41% (CME Term SOFR + 10.00%), 09/07/2023(2)		2,844	2,787
CSC Holdings LLC
6.57% (LIBOR + 2.25%), 07/17/2025(2)		1,678	1,581
Deerfield Dakota Holding LLC
8.07% (CME Term SOFR + 3.75%), 04/09/2027(2)		1,762	1,643
Diamond Sports Group LLC
7.57% (CME Term SOFR + 3.25%), 08/24/2026(2)		1,719	206
DIRECTV Financing LLC
9.38% (LIBOR + 5.00%), 08/02/2027(2)		9,585	9,311
DTI Holdco, Inc.
8.84% (CME Term SOFR + 4.75%), 04/26/2029(2)		288	264
E.W. Scripps Company
7.13% (LIBOR + 2.75%), 01/07/2028(2)		690	669

Elanco Animal Health, Inc.
5.87% (LIBOR + 1.75%), 08/01/2027(2)		7,939	7,610
Element Materials Technology Group US Holdings, Inc.
0.00%, 06/22/2029		284	277
0.00%, 06/22/2029		615	600
Entegris, Inc.
7.52% (CME Term SOFR + 3.00%), 07/06/2029(2)		1,610	1,604
Fanatics Commerce Intermediate Holdco LLC
7.63% (LIBOR + 3.25%), 11/24/2028(2)		479	470
Fertitta Entertainment LLC
8.32% (CME Term SOFR + 4.00%), 01/27/2029(2)		6,121	5,808
Formula One Management Ltd.
0.00%, 01/15/2030		168	168
Gainwell Acquisition Corp.
8.73% (LIBOR + 4.00%), 10/01/2027(2)		2,475	2,317
Gen Digital, Inc.
6.42% (CME Term SOFR + 2.00%), 09/12/2029(2)		9,100	8,931
Genesee & Wyoming, Inc.
6.73% (LIBOR + 2.00%), 12/30/2026(2)		832	827
Gray Television, Inc.
7.12% (LIBOR + 3.00%), 12/01/2028(2)		2,148	2,082
Grifols Worldwide Operations Ltd.
6.38% (LIBOR + 2.00%), 11/15/2027(2)		6,072	5,862
Hilton Worldwide Finance LLC
6.17% (CME Term SOFR + 1.75%), 06/22/2026(2)		7,632	7,601
Hostess Brands LLC
6.66% (LIBOR + 2.25%), 08/03/2025(2)		1,501	1,494
Hub International Ltd.
7.53% (LIBOR + 3.25%), 04/25/2025(2)		889	880
Icon Public Limited Co.
7.00% (LIBOR + 2.25%), 07/03/2028(2)		163	162
7.00% (LIBOR + 2.25%), 07/03/2028(2)		653	651
Ineos Finance Plc
3.90% (EURIBOR + 2.00%), 04/01/2024(2)	EUR	21,329	22,727
Ingenico Group
0.00%, 07/25/2028(16)		36,800	37,030
Ingram Micro, Inc.
8.23% (LIBOR + 3.50%), 06/30/2028(2)		$1,003	986
Intelsat Jackson Holdings SA
7.44% (CME Term SOFR + 4.25%), 02/01/2029(2)		3,012	2,902
Jazz Pharmaceuticals Public Limited Co.
7.88% (LIBOR + 3.50%), 05/05/2028(2)		4,648	4,601
KFC Holding Co.
6.09% (LIBOR + 1.75%), 03/15/2028(2)		1,149	1,133
Lealand Finance Company BV
5.38% (LIBOR + 1.00%), 06/30/2025(2)		633	331
7.38% (LIBOR + 3.00%), 06/28/2024(2)		149	93
Level 3 Financing, Inc.
6.13% (LIBOR + 1.75%), 03/01/2027(2)		7,587	7,255
LSF11 A5 Holdco LLC
7.94% (CME Term SOFR + 3.50%), 10/15/2028(2)		1,802	1,739
Lumen Technologies, Inc.
6.63% (LIBOR + 2.25%), 03/15/2027(2)		2,684	2,546
Marriott Ownership Resorts, Inc.
6.13% (LIBOR + 1.75%), 08/29/2025(2)		105	104
Medline Borrower LP
7.63% (LIBOR + 3.25%), 10/23/2028(2)		2,729	2,590
Mitnick Corporate Purchaser, Inc.
8.94% (CME Term SOFR + 4.75%), 05/02/2029(2)		443	414
Morrison
0.00%, (EURIBOR + 0.00%),11/04/2027(2)	EUR	7,613	7,070
Morrison Products, Inc.
0.00%, (EURIBOR + 0.00%),11/04/2027(2)		13,957	12,961
Naked Juice LLC
7.93% (CME Term SOFR + 3.25%), 01/24/2029(2)		$2,357	2,102
Nouryon Finance BV
7.16% (LIBOR + 2.75%), 10/01/2025(2)		770	758
Open Text Corp.
0.00%, 11/16/2029		581	567

Organon & Co.
7.75% (LIBOR + 3.00%), 06/02/2028(2)		4,898	4,843
Osmosis Buyer Ltd.
7.86% (CME Term SOFR + 3.75%), 07/31/2028(2)		1,049	986
Penn National Gaming, Inc.
7.17% (CME Term SOFR + 2.75%), 05/03/2029(2)		673	665
Peraton Corp.
8.13% (LIBOR + 3.75%), 02/01/2028(2)		594	579
PetVet Care Centers LLC
7.88% (LIBOR + 3.50%), 02/14/2025(2)		444	416
Pre-Paid Legal Services, Inc.
8.13% (LIBOR + 3.75%), 12/15/2028(2)		1,314	1,262
Prime Security Services Borrower LLC
6.50% (LIBOR + 2.75%), 09/23/2026(2)		966	956
Proofpoint, Inc.
7.98% (LIBOR + 3.25%), 08/31/2028(2)		313	300
RealPage, Inc.
7.38% (LIBOR + 3.00%), 04/24/2028(2)		448	425
Safe Fleet Holdings LLC
8.17% (CME Term SOFR + 3.75%), 02/23/2029(2)		392	378
SBA Senior Finance II LLC
6.14% (LIBOR + 1.75%), 04/11/2025(2)		1,682	1,674
Scientific Games International, Inc.
7.42% (CME Term SOFR + 3.00%), 04/14/2029(2)		900	886
Setanta Aircraft Leasing DAC
6.73% (LIBOR + 2.00%), 11/05/2028(2)		1,500	1,490
Sigma Holdco BV
3.74% (EURIBOR + 3.50%), 07/02/2025(2)	EUR	7,690	7,103
Sophia, L.P.
8.23% (LIBOR + 3.50%), 10/07/2027(2)		$409	394
Sotera Health Holdings LLC
7.16% (LIBOR + 2.75%), 12/11/2026(2)		12,000	11,040
Spin Holdco, Inc.
8.77% (LIBOR + 4.00%), 03/04/2028(2)		3,031	2,545
SS&C Technologies Holdings, Inc.
6.13% (LIBOR + 1.75%), 04/16/2025(2)		227	222
6.13% (LIBOR + 1.75%), 04/16/2025(2)		274	268
Sunshine Luxembourg VII Sarl
8.48% (LIBOR + 3.75%), 10/01/2026(2)		6,509	6,224
Syniverse Holdings LLC
11.58% (CME Term SOFR + 7.00%), 05/13/2027(2)		290	252
Softbank Vision Fund II
0.00%, 12/21/2025(16)		9,367	9,367
Telenet Financing USD LLC
6.32% (LIBOR + 2.00%), 04/30/2028(2)		1,250	1,214
Trans Union LLC
6.13% (LIBOR + 1.75%), 11/16/2026(2)		2,005	1,975
6.63% (LIBOR + 2.25%), 12/01/2028(2)		820	811
TransDigm, Inc.
6.98% (LIBOR + 2.25%), 05/30/2025(2)		25,762	25,459
6.98% (LIBOR + 2.25%), 12/09/2025(2)		20,615	20,338
7.83% (CME Term SOFR + 3.25%), 02/22/2027(2)		2,738	2,724
TruGreen Ltd. Partnership
8.38% (LIBOR + 4.00%), 11/02/2027(2)		444	393
Uber Technologies, Inc.
8.23% (LIBOR + 3.50%), 04/04/2025(2)		14,355	14,337
8.23% (LIBOR + 3.50%), 02/25/2027(2)		10,308	10,280
United AirLines, Inc.
8.11% (LIBOR + 3.75%), 04/21/2028(2)		663	654
Windstream Services II LLC
10.67% (CME Term SOFR + 6.25%), 09/21/2027(2)		72	65
Windstream Services LLC
8.42% (CME Term SOFR + 4.00%), 02/28/2027(2)		4,210	4,126
Zayo Group Holdings, Inc.
7.38% (LIBOR + 3.00%), 03/09/2027(2)		8,111	6,547
8.57% (CME Term SOFR + 4.25%), 03/09/2027(2)		1,106	913

Total Bank Loans (Cost: $397,412)			388,901

	Shares (000s)		Value (000s)
COMMON STOCKS – 0.10%
Communications – 0.06%
Clear Channel Outdoor Holdings, Inc. - Class A(13)		2,065	2,168
iHeartMedia, Inc. - Class A(13)		499	3,059
iHeartMedia, Inc. - Class B(13)(16)		365	2,016
Intelsat SA(13)(18)		446	10,213

Total Communications			17,456

Consumer Discretionary – 0.04%
Neiman Marcus Group, Inc.(13)(16)(18)		62	10,973

Total Consumer Discretionary			10,973

Energy – 0.00%(8)
Noble Corp Plc(13)		11	399

Total Energy			399

Financials – 0.00%(8)
CBL & Associates Properties, Inc.		2	39
Voyager Aviation Holdings LLC(1)(7)(13)(16)		0	—

Total Financials			39

Total Common Stocks (Cost: $53,314)			28,867

CONVERTIBLE PREFERRED STOCKS – 0.18%
Financials – 0.18%
Bank of America Corp., 7.25%		23	27,115
Wells Fargo & Co., 7.50%		20	24,024

Total Financials			51,139

Total Convertible Preferred Stocks (Cost: $62,493)			51,139

PREFERRED STOCKS – 0.00%(8)
Financials – 0.00%(8)
Cayenne Aviation Holdings LLC(1)(7)(13)(16)		0	7

Total Financials			7

Total Preferred Stocks (Cost: $61)			7

RIGHTS – 0.00%(8)
Communications – 0.00%(8)
Intelsat Jackson Holdings SA, expires 12/31/2049(7)(13)(16)		47	—
Intelsat Jackson Holdings SA, expires 12/31/2049(7)(13)(16)		48	—

Total Communications			—

Total Rights (Cost: $0)			—

WARRANTS – 0.00%(8)
Communications – 0.00%(8)
Intelsat SA, expires 02/11/2027(7)(13)(16)		1	—
Intelsat SA, expires 02/11/2027(7)(13)(16)		4	—
Windstream Holdings II LLC, expires 09/21/2055(13)(16)		9	81

Total Communications			81

Total Warrants (Cost: $8,440)			81

SHORT-TERM INVESTMENTS – 13.05%
Money Market Funds – 2.21%
Fidelity Institutional Money Market Government Fund - Class I, 4.10%(14)		614,185	614,185

Total Money Market Funds (Cost: $614,185)			614,185

	Principal Amount (000s)		Value (000s)
Government Related – 1.49%
Japan Treasury Discount Bill, -0.24%, 01/23/2023	JPY	983,000	7,491
Japan Treasury Discount Bill, -0.19%, 01/06/2023		2,930,000	22,326
Japan Treasury Discount Bill, -0.18%, 03/20/2023		5,722,000	43,615
Japan Treasury Discount Bill, -0.17%, 01/11/2023		2,326,000	17,724
Japan Treasury Discount Bill, -0.17%, 03/13/2023		6,180,000	47,105
Japan Treasury Discount Bill, -0.17%, 01/16/2023		2,750,000	20,955
Japan Treasury Discount Bill, -0.14%, 03/06/2023		15,274,000	116,417
Japan Treasury Discount Bill, -0.13%, 02/20/2023		18,300,000	139,472

Total Government Related (Cost: $390,099)			415,105

Commercial Paper – 0.02%
General Motors Financial Co., Inc., 3.98%, 02/15/2023		$6,518	6,475

Total Commercial Paper (Cost: $6,486)			6,475

Repurchase Agreements – 3.14%
BNP Paribas SA, 4.10% dated 12/30/2022, due 01/03/2023, repurchase price $802,591 (collateralized by U.S. Treasury Notes, value $819,672, 1.625-2.75%, 05/31/2027-05/15/2031)		802,500	802,500
Bank of America Securities, Inc., 4.19% dated 12/30/2022, due 01/03/2023, repurchase price $69,108 (collateralized by U.S. Treasury Bond, value $70,912, 2.88%, 05/15/2049)		69,100	69,100
Nomura Securities International, Inc., 4.32% dated 12/30/2022, due 01/03/2023, repurchase price $100 (collateralized by U.S. Treasury Bond, value $102, 3.00%, 11/15/2044)		100	100

Total Repurchase Agreements (Cost: $871,700)			871,700

U.S. Treasury Bills – 6.09%
U.S. Treasury Bill, 0.00%, 01/19/2023		434,300	433,602
U.S. Treasury Bill, 0.00%, 01/31/2023(17)		80,000	79,755
U.S. Treasury Bill, 0.00%, 02/02/2023		243,290	242,518
U.S. Treasury Bill, 0.00%, 02/16/2023		102,965	102,453
U.S. Treasury Bill, 0.00%, 03/02/2023		324,205	321,991
U.S. Treasury Bill, 0.00%, 03/16/2023		80,935	80,264
U.S. Treasury Bill, 0.00%, 04/06/2023		151,945	150,296
U.S. Treasury Bill, 0.00%, 05/25/2023		170,440	167,407
U.S. Treasury Bill, 0.00%, 06/08/2023		114,900	112,654

Total U.S. Treasury Bills (Cost: $1,691,475)			1,690,940

Time Deposits – 0.10%
ANZ, Hong Kong, 1.81% due 01/03/2023	AUD	870	592
ANZ, London, 2.55% due 01/03/2023	GBP	3,106	3,755
Brown Brothers Harriman, 0.20% due 01/03/2023	CHF	148	160
Brown Brothers Harriman, 1.25% due 01/02/2023(7)	NOK	4	0
Brown Brothers Harriman, 1.95% due 01/04/2023	NZD	90	57
Citibank, London, 1.10% due 01/02/2023	EUR	3,676	3,935
Royal Bank of Canada, Toronto, 3.31% due 01/03/2023	CAD	1,673	1,236
Royal Bank of Canada, Toronto, 3.84% due 01/03/2023		$7,623	7,623
Skandinaviska Enskilda Banken AB, Stockholm, -12.63% due 01/02/2023(7)	SEK	3	0
Standard Chartered Bank, Johannesburg, 5.09% due 01/03/2023	ZAR	5,700	335
Sumitomo Trust Bank, London, 3.84% due 01/03/2023		$8,085	8,085
Sumitomo, Tokyo, -0.33% due 01/04/2023	JPY	274,741	2,093

Total Time Deposits (Cost: $27,871)			27,871

Total Short-Term Investments (Cost: $3,601,816)			3,626,276

TOTAL INVESTMENTS IN SECURITIES – 111.38%
(Cost: $33,955,249)			30,940,433

TBA SALE COMMITMENTS – (0.63)%
Mortgage-Backed Obligations – (0.63)%
Fannie Mae
1.50%, 01/01/2036(15)		$(1,262)	(1,092)
1.50%, 01/01/2053(15)		(2,378)	(1,831)
2.50%, 01/25/2038(15)		(4,624)	(4,230)
2.50%, 01/01/2053(15)		(432)	(366)
2.50%, 02/01/2053(15)		(65,314)	(55,338)
3.00%, 01/01/2038(15)		(11,094)	(10,390)
3.50%, 01/01/2038(15)		(80)	(77)
3.50%, 01/01/2053(15)		(6,300)	(5,722)
4.00%, 01/01/2053(15)		(51,214)	(48,021)
4.00%, 02/01/2053(15)		(27,600)	(25,882)
Ginnie Mae
3.00%, 01/01/2053(15)		(6,553)	(5,833)
3.50%, 12/01/2053(15)		(17,034)	(15,648)

Total TBA Sale Commitments (Proceeds Received: $(176,426))			(174,430)

LIABILITIES IN EXCESS OF OTHER ASSETS – (10.75)%			(2,986,272)

TOTAL NET ASSETS – 100.00%			$27,779,731

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ARS Argentine Peso

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

COP Colombian Peso

EUR Euro

GBP British Pound

IDR Indonesian Rupiah

JPY Japanese Yen

MXN Mexican Peso

NOK Norwegian Krone

NZD New Zealand Dollar

PEN Peruvian Sol

RUB Russian Ruble

SEK Swedish Krona

ZAR South African Rand

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $7,675,050, which represents 27.63% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2022.
(3)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2022.
(4)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2022.
(5)	Adjustable rate security. The rate reported is the rate in effect as of December 31, 2022.
(6)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(7)	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Amount calculated is less than 0.005%.
(9)	Security in default as of December 31, 2022. The value of these securities totals $6,241, which represents 0.02% of total net assets.
(10)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(11)	Inflation protected security. The value of these securities totals $416,790, which represents 1.50% of total net assets.
(12)	Delayed delivery purchase commitment security. The value of these securities totals $2,997,379, which represents 10.79% of total net assets.
(13)	Non-income producing security.
(14)	Represents annualized seven-day yield as of the close of the reporting period.
(15)	Delayed delivery sale commitment security. The value of these securities totals $(174,430), which represents (0.63)% of total net assets.
(16)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $59,474 or 0.21% of the Fund’s net assets.
(17)	Partially assigned as collateral for certain futures and swap contracts. The value of these pledged issues totals $104,759, which represents 0.38% of total net assets.
(18)	Security that is restricted at December 31, 2022. The value of the restricted security totals $55,623, which represents $0.20 of total net assets.
(19)	All or a portion of U.S. Treasuries purchased in a sale-buyback transaction. The value of these securities total $427,940, which represents 1.54% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
275	Australian 10 Year Bond Future	Mar. 2023	AUD	33,628	$21,659	$(1,236)
11,823	U.S. 2 Year Note Future	Mar. 2023		$2,423,503	2,424,639	1,136
8,143	U.S. 5 Year Note Future	Mar. 2023		879,712	878,871	(841)
4,317	U.S. 10 Year Note Future	Mar. 2023		488,830	484,786	(4,044)
1,347	U.S. Long Bond Future	Mar. 2023		169,075	168,839	(236)
11,182	U.S. Ultra 10 Year Note Future	Mar. 2023		1,335,599	1,322,621	(12,978)
2,119	U.S. Ultra Bond Future	Mar. 2023		286,798	284,608	(2,190)

						(20,389)

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(325)	Euro-Bund Future	Mar. 2023	EUR	(45,939)	$(46,246)	$2,930
(227)	Japan 10 Year Bond Future	Mar. 2023	JPY	(33,613,451)	(251,596)	4,526
(731)	U.S. Ultra 10 Year Note Future	Mar. 2023		$(87,983)	(86,464)	1,519
(376)	U.S. Ultra Bond Future	Mar. 2023		(52,118)	(50,502)	1,616

						10,591

						$(9,798)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	8,620	USD	5,844	01/10/23	Bank of America	$26
AUD	74,947	USD	50,750	01/10/23	BNP Paribas	290
AUD	29,203	USD	19,611	01/10/23	Morgan Stanley	277
AUD	1,040	USD	699	01/12/23	Morgan Stanley	9
BRL*	377,071	USD	71,158	01/04/23	J.P. Morgan	261
CAD	940	USD	690	01/12/23	Bank of America	4
CLP*	20,317,868	USD	23,546	03/15/23	BNP Paribas	188
CLP*	11,412,614	USD	13,127	03/15/23	Goldman Sachs	205
CLP*	5,667,777	USD	6,541	03/15/23	J.P. Morgan	80
CZK	13,690	USD	580	01/12/23	Goldman Sachs	25
CZK	8,802	USD	380	01/12/23	J.P. Morgan	9
EUR	2,252	USD	2,384	01/10/23	Bank of America	28
EUR	3,740	USD	3,986	01/10/23	J.P. Morgan	19
EUR	2,650	USD	2,793	01/10/23	Morgan Stanley	45
EUR	1,060	USD	1,102	01/12/23	J.P. Morgan	34
EUR	11,446	USD	12,227	03/15/23	UBS	85
HUF	163,385	USD	410	01/12/23	Goldman Sachs	27
IDR*	91,936,955	USD	5,847	02/14/23	Bank of America	90
IDR*	544,362	USD	35	02/14/23	Morgan Stanley	1
IDR*	57,590,664	USD	3,662	02/23/23	BNP Paribas	56
IDR*	99,472,019	USD	6,313	02/23/23	J.P. Morgan	110
IDR*	392,090,715	USD	25,122	03/14/23	Bank of America	186
IDR*	91,555,692	USD	5,838	03/14/23	Morgan Stanley	72
IDR*	1,147,768	USD	74	03/15/23	Citibank(1)	0
JPY	12,177,693	USD	88,810	01/10/23	Morgan Stanley	4,054
JPY	97,674	USD	710	01/12/23	Bank of America	35
JPY	125,989	USD	940	01/12/23	Barclays Bank	21
JPY	1,450,606	USD	11,121	03/15/23	UBS	37
KRW*	527,535	USD	410	01/12/23	Goldman Sachs	9
KRW*	1,861,500	USD	1,426	01/19/23	Bank of America	53
KRW*	54,703,182	USD	41,957	01/19/23	BNP Paribas	1,498
MXN	5,161	USD	260	01/12/23	Deutsche Bank	4
MXN	8,544	USD	430	01/12/23	Morgan Stanley	8
MXN	12,793	USD	624	02/21/23	J.P. Morgan	27
MXN	926,776	USD	46,289	03/21/23	Goldman Sachs	610
NOK	316,440	USD	31,809	02/16/23	Bank of America	551
NOK	12,320	USD	1,245	02/16/23	J.P. Morgan	15
PEN*	1,906	USD	492	01/25/23	Morgan Stanley	9
THB	19,132	USD	550	01/12/23	Goldman Sachs	3
USD	72,234	BRL*	377,071	01/04/23	BNP Paribas	816
USD	243	GBP	200	01/12/23	Morgan Stanley	1
USD	546	NZD	860	01/12/23	Morgan Stanley(1)	0
USD	12,225	ZAR	204,161	02/13/23	Deutsche Bank	253
USD	5,841	CAD	7,755	02/16/23	Bank of America	112
USD	30,193	SEK	310,270	02/16/23	BNP Paribas	384
USD	7,888	TWD*	239,471	02/17/23	J.P. Morgan	59
USD	14,522	TWD*	442,731	02/17/23	Morgan Stanley	49
USD	2,193	MXN	43,073	02/21/23	Citibank	2
USD	1,220	MXN	23,688	02/21/23	Deutsche Bank	15
USD	6,532	TWD*	192,314	03/15/23	Bank of America	228
USD	269	TWD*	8,102	03/15/23	BNP Paribas	3
USD	22,699	TWD*	668,486	03/15/23	Morgan Stanley	786
USD	7,239	ZAR	120,980	05/12/23	Goldman Sachs	195
ZAR	87,619	USD	5,039	01/09/23	J.P. Morgan	115
ZAR	7,309	USD	420	01/12/23	Deutsche Bank	10
ZAR	16,545	USD	970	01/12/23	Goldman Sachs	3

					Total Unrealized Appreciation	12,092

AUD	4,953	USD	3,374	01/10/23	J.P. Morgan(1)	(0)
AUD	6,110	USD	4,196	01/10/23	Morgan Stanley	(35)
AUD	370	USD	254	01/12/23	Citibank	(2)
BRL*	377,071	USD	71,788	02/02/23	BNP Paribas	(794)
GBP	894	USD	1,100	01/10/23	Bank of America	(19)
GBP	4,282	USD	5,246	01/10/23	J.P. Morgan	(69)
INR*	11,026	USD	133	03/14/23	BNP Paribas(1)	(0)
MXN	8,135	USD	420	01/12/23	Morgan Stanley	(3)
SEK	254,752	USD	24,593	02/16/23	Bank of America	(118)
SEK	55,225	USD	5,342	02/16/23	Morgan Stanley	(37)
USD	20,793	JPY	2,930,000	01/06/23	Deutsche Bank	(1,538)
USD	41,550	ZAR	737,422	01/09/23	Bank of America	(1,833)
USD	311,192	GBP	258,556	01/10/23	Bank of America	(1,439)
USD	1,759	AUD	2,617	01/10/23	J.P. Morgan	(23)
USD	285,288	EUR	274,353	01/10/23	J.P. Morgan	(8,519)
USD	5,064	EUR	4,758	01/10/23	Morgan Stanley	(32)
USD	918	JPY	126,000	01/11/23	Bank of America	(43)
USD	15,623	JPY	2,200,000	01/11/23	Deutsche Bank	(1,156)
USD	280	CAD	381	01/12/23	Bank of America	(1)
USD	998	GBP	830	01/12/23	Bank of America	(6)
USD	410	JPY	55,123	01/12/23	Bank of America	(10)
USD	410	CAD	558	01/12/23	Barclays Bank	(2)
USD	410	CHF	383	01/12/23	Barclays Bank	(5)
USD	410	HUF	164,353	01/12/23	Barclays Bank	(29)
USD	970	ZAR	16,719	01/12/23	Barclays Bank	(13)
USD	590	PLN	2,692	01/12/23	Goldman Sachs	(24)
USD	550	CLP*	488,169	01/12/23	Morgan Stanley	(25)
USD	437	EUR	410	01/12/23	Morgan Stanley	(2)
USD	420	TWD*	12,920	01/12/23	Morgan Stanley	(1)
USD	19,543	JPY	2,750,000	01/17/23	Deutsche Bank	(1,448)
USD	7,900	ZAR	141,678	01/18/23	Morgan Stanley	(427)
USD	7,181	JPY	983,000	01/23/23	J.P. Morgan	(329)
USD	16,953	ZAR	310,156	02/10/23	Morgan Stanley	(1,239)
USD	7,900	ZAR	141,923	02/13/23	BNP Paribas	(422)
USD	737	COP	3,681,044	02/16/23	Goldman Sachs	(16)
USD	431	EUR	411	02/21/23	Bank of America	(10)
USD	130,660	JPY	18,300,000	02/21/23	Bank of America	(9,689)
USD	552	ZAR	9,522	02/21/23	Bank of America	(6)
USD	508	ZAR	8,871	02/21/23	Barclays Bank	(11)
USD	545	EUR	508	02/21/23	Deutsche Bank(1)	(0)
USD	690	ZAR	11,945	02/21/23	Deutsche Bank	(10)
USD	1,233	MXN	24,693	02/21/23	J.P. Morgan	(23)
USD	30,750	JPY	4,197,098	03/01/23	Bank of America	(1,472)
USD	111,591	JPY	15,274,000	03/06/23	Bank of America	(5,749)
USD	46,330	JPY	6,180,000	03/13/23	Bank of America	(1,194)
USD	841	EUR	790	03/14/23	Bank of America	(9)
USD	3,295	CAD	4,497	03/15/23	BNP Paribas	(28)
USD	42,666	JPY	5,722,000	03/20/23	BNP Paribas	(1,380)
USD	544	MXN	10,917	03/21/23	Goldman Sachs	(8)
USD	7,274	PEN*	28,944	05/10/23	Goldman Sachs	(267)
USD	1,006	ZAR	17,780	09/12/23	BNP Paribas	(19)

					Total Unrealized Depreciation	(39,534)

					Net Unrealized Depreciation	$(27,442)

* Non-deliverable forward
(1) A zero balance may reflect actual amounts rounding to less than one thousand.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

Over-the-Counter Credit Default Swaps – Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Abbott Laboratories	1.00%	Quarterly	6/20/2027	0.36%	$2,433	$(59)	$(5)	$(64)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.17	975	15	(12)	3
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.17	974	15	(12)	3
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.17	970	15	(12)	3
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.17	976	15	(12)	3
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.17	1,370	21	(17)	4
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	1.17	586	9	(7)	2
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2027	2.50	5,033	350	(28)	322
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2027	2.50	2,478	173	(14)	159
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2027	2.50	322	20	1	21
Barclays Bank	Chile Government International	1.00	Quarterly	12/20/2027	1.09	876	13	(10)	3
Barclays Bank	Colombia Government International	1.00	Quarterly	12/20/2027	2.71	1,385	116	(16)	100
Citibank	Colombia Government International	1.00	Quarterly	12/20/2027	2.71	1,047	74	2	76
Goldman Sachs	Indonesia Government International	1.00	Quarterly	12/20/2027	1.00	1,924	15	(16)	(1)
Bank of America	Mexico Government International	1.00	Quarterly	12/20/2027	1.31	643	7	1	8
Barclays Bank	Mexico Government International	1.00	Quarterly	12/20/2027	1.31	719	17	(8)	9
Deutsche Bank	Mexico Government International	1.00	Quarterly	12/20/2027	1.31	981	18	(5)	13
Goldman Sachs	Mexico Government International	1.00	Quarterly	12/20/2027	1.31	579	14	(6)	8
Goldman Sachs	Mexico Government International	1.00	Quarterly	12/20/2027	1.31	579	13	(5)	8
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2027	1.31	913	22	(10)	12
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2027	1.31	575	9	(2)	7
Goldman Sachs	Philippine Government Internat	1.00	Quarterly	12/20/2027	0.97	2,882	2	(6)	(4)
Goldman Sachs	Turkey Government International	1.00	Quarterly	12/20/2027	5.07	1,198	271	(81)	190

							$1,165	$(280)	$885

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2022	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs	Brazilian Government International	1.00%	Quarterly	6/20/2024	1.05%	$300	$(4)	$3	$(1)
Goldman Sachs	Brazilian Government International	1.00	Quarterly	12/20/2024	1.17	3,200	(24)	14	(10)
BNP Paribas	Colombia Government International	1.00	Quarterly	12/20/2027	2.71	600	(54)	10	(44)
Goldman Sachs	Colombia Government International	1.00	Quarterly	6/20/2027	2.54	1,900	(85)	(29)	(114)
Goldman Sachs	Colombia Government International	1.00	Quarterly	12/20/2027	2.71	800	(71)	13	(58)
J.P. Morgan	Colombia Government International	1.00	Quarterly	12/20/2026	2.32	1,400	(66)	1	(65)
J.P. Morgan	Colombia Government International	1.00	Quarterly	6/20/2027	2.54	400	(15)	(8)	(23)
Morgan Stanley	Colombia Government International	1.00	Quarterly	6/20/2027	2.54	900	(46)	(8)	(54)
Morgan Stanley	Colombia Government International	1.00	Quarterly	12/20/2027	2.71	1,000	(89)	17	(72)
Goldman Sachs	Mexico Government International	1.00	Quarterly	6/20/2023	0.34	8,200	(21)	49	28
Goldman Sachs	Mexico Government International	1.00	Quarterly	12/20/2023	0.48	8,500	(383)	428	45
Goldman Sachs	Mexico Government International	1.00	Quarterly	12/20/2027	1.31	600	(25)	17	(8)
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2024	0.59	100	(1)	1	–
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2026	0.96	100	(1)	1	–
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2024	0.64	300	(1)	3	2
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2026	1.05	500	75	(75)	–
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2027	1.19	400	(4)	1	(3)
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2027	1.31	1,200	(42)	26	(16)
Goldman Sachs	Petroleos Mexicanos	1.00	Quarterly	12/20/2024	4.07	372	(35)	14	(21)
Goldman Sachs	Republic of South Africa	1.00	Quarterly	6/20/2024	1.16	4,700	(80)	72	(8)
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2023	3.56	3,000	(170)	100	(70)
Bank of America	Turkey Government International	1.00	Quarterly	6/20/2024	4.07	400	(37)	20	(17)
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2024	4.32	1,300	(134)	56	(78)
BNP Paribas	Turkey Government International	1.00	Quarterly	12/20/2023	3.56	200	(14)	10	(4)
BNP Paribas	Turkey Government International	1.00	Quarterly	12/20/2023	3.56	500	(40)	28	(12)
BNP Paribas	Turkey Government International	1.00	Quarterly	6/20/2025	4.52	200	(34)	19	(15)
Goldman Sachs	Turkey Government International	1.00	Quarterly	6/20/2024	4.07	1,200	(90)	39	(51)
Goldman Sachs	Turkey Government International	1.00	Quarterly	12/20/2024	4.32	900	(96)	42	(54)
J.P. Morgan	Turkey Government International	1.00	Quarterly	12/20/2023	3.56	200	(14)	9	(5)
Morgan Stanley	Turkey Government International	1.00	Quarterly	12/20/2023	3.56	500	(39)	27	(12)
Morgan Stanley	Turkey Government International	1.00	Quarterly	6/20/2024	4.07	400	(46)	29	(17)
Morgan Stanley	Turkey Government International	1.00	Quarterly	12/20/2024	4.32	3,700	(449)	230	(219)

							$(2,135)	$1,159	$(976)

Centrally Cleared Credit Default Swaps – Buy Protection

Reference Entity	Fixed Annual Rate Paid by Fund	Maturity Date	Implied Credit Spread at December 31, 2022	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
iTraxx Europe Crossover Series 38 Version 1 Index	5.00%	12/20/2027	4.74%	EUR	661	$(2)	$(6)	$(8)

						$(2)	$(6)	$(8)

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at December 31, 2022	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T, Inc.	1.00%	12/20/2024	0.92%		$5,200	$18	$(9)	$9
AT&T, Inc.	1.00	6/20/2026	1.00		6,900	106	(103)	3
Barclays Bank PLC	1.00	12/20/2023	0.75	EUR	6,200	8	11	19
Boeing Co.	1.00	12/20/2026	1.30		$1,200	(4)	(8)	(12)
Boeing Co.	1.00	6/20/2027	1.36		10,800	(672)	523	(149)
CDX.EM.29	1.00	6/20/2023	0.84		1,700	(29)	31	2
CDX.EM.30	1.00	12/20/2023	1.08		6,120	(106)	104	(2)
CDX.EM.31	1.00	6/20/2024	1.12		7,482	(251)	240	(11)
CDX.EM.32	1.00	12/20/2024	1.24		11,050	(475)	429	(46)
CDX.EM.34	1.00	12/20/2025	2.80		2,852	(184)	49	(135)
CDX.EM.36	1.00	12/20/2026	2.12		26,864	(890)	(152)	(1,042)
CDX.EM.38	1.00	12/20/2027	2.39		8,800	(728)	217	(511)
CDX.NA.HY.35	5.00	12/20/2025	3.94		495	39	(25)	14
CDX.NA.HY.38	5.00	6/20/2027	4.43		21,681	(747)	1,231	484
CDX.NA.HY.39	5.00	12/20/2027	4.85		371,500	(2,734)	5,517	2,783
Ford Motor Credit Co. LLC	5.00	6/20/2023	1.58		28,100	760	(265)	495
Ford Motor Credit Co. LLC	5.00	6/20/2024	2.34		19,600	1,025	(263)	762
Ford Motor Credit Co. LLC	5.00	12/20/2024	2.46		1,700	105	(23)	82
Ford Motor Credit Co. LLC	5.00	6/20/2025	2.65		700	27	11	38
Ford Motor Credit Co. LLC	5.00	12/20/2025	2.78		600	23	13	36
Ford Motor Credit Co. LLC	5.00	6/20/2026	2.92		19,400	1,621	(369)	1,252
General Electric Co.	1.00	12/20/2023	0.44		700	(12)	16	4
iTraxx Asia ex-Japan IG Series 38 Version 1 Index	1.00	12/20/2027	1.33		9,400	(287)	157	(130)
Rolls-Royce PLC	1.00	6/20/2025	2.49	EUR	19,400	(1,227)	520	(707)

						$(4,614)	$7,852	$3,238

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
(0.45)%	6 Month EURIBOR	Received	Semi-Annual	12/29/2023	EUR	2,800	$—	$108	$108
(0.43)	6 Month EURIBOR	Received	Semi-Annual	6/28/2024		2,700	—	165	165
(0.40)	6 Month EURIBOR	Received	Semi-Annual	12/30/2024		1,200	—	93	93
(0.36)	6 Month EURIBOR	Received	Semi-Annual	6/30/2025		2,300	—	220	220
(0.33)	6 Month EURIBOR	Received	Semi-Annual	12/30/2025		1,400	—	153	153
(0.29)	6 Month EURIBOR	Received	Semi-Annual	6/30/2026		700	—	88	88
(0.15)	6 Month EURIBOR	Received	Semi-Annual	3/18/2030		16,100	223	3,540	3,763
0.30	1 Year JPY TONA (1)	Received	Annual	4/7/2032	JPY	1,696,910	0	588	588
0.30	1 Year JPY TONA (1)	Received	Annual	4/7/2032		1,710,982	0	589	589
0.30	1 Year JPY TONA (1)	Received	Annual	4/7/2032		1,704,401	0	584	584
0.31	1 Year JPY TONA (1)	Received	Annual	4/7/2032		1,487,699	0	507	507
0.31	1 Year JPY TONA (1)	Received	Annual	4/7/2032		1,677,618	0	571	571
0.39	1 Year JPY TONA (1)	Received	Annual	5/2/2032		1,039,541	0	294	294
0.40	1 Year JPY TONA (1)	Received	Annual	5/2/2032		1,039,541	0	292	292
0.42	1 Year JPY TONA (1)	Received	Annual	6/14/2032		2,066,232	0	567	567
0.42	1 Year JPY TONA (1)	Received	Annual	6/14/2032		2,330,006	0	632	632
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050	EUR	9,000	(266)	4,101	3,835
0.75	3 Month USD LIBOR	Paid	Quarterly	6/16/2031		$108,850	(7,309)	(17,178)	(24,487)
0.83	6 Month EURIBOR	Received	Semi-Annual	12/9/2052	EUR	129,900	317	3,874	4,191
1.03	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		$224,440	—	(13,604)	(13,604)
1.03	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		166,015	—	(10,038)	(10,038)
1.07	3 Month USD LIBOR	Paid	Quarterly	7/24/2025		112,220	—	(6,705)	(6,705)
1.25	3 Month USD LIBOR	Received	Quarterly	12/15/2026		1,300	(23)	161	138
1.25	Secured Overnight Financing Rate	Paid	Annual	6/15/2032		26,170	(730)	(4,300)	(5,030)
1.25	3 Month USD LIBOR	Received	Quarterly	12/16/2050		48,900	4,735	15,314	20,049
1.39	3 Month USD LIBOR	Paid	Quarterly	9/28/2025		273,250	—	(13,801)	(13,801)
1.50	3 Month USD LIBOR	Received	Quarterly	6/17/2050		81,200	(14,294)	43,767	29,473
1.75	Secured Overnight Financing Rate	Paid	Annual	6/15/2029		3,570	(403)	8	(395)
1.75	Secured Overnight Financing Rate	Paid	Annual	6/15/2032		9,860	(434)	(1,042)	(1,476)
1.75	6 Month EURIBOR	Received	Semi-Annual	3/15/2033	EUR	102,600	10,466	3,190	13,656
1.77	3 Month USD LIBOR	Received	Quarterly	7/24/2053		$18,750	—	5,697	5,697
1.79	3 Month USD LIBOR	Received	Quarterly	7/24/2053		13,870	—	4,182	4,182
1.81	3 Month USD LIBOR	Received	Quarterly	7/24/2053		9,375	—	2,788	2,788
1.87	3 Month USD LIBOR	Received	Quarterly	9/28/2053		23,320	—	6,538	6,538
2.00	Secured Overnight Financing Rate	Paid	Annual	12/21/2029		168,700	(15,819)	(1,074)	(16,893)
2.00	6 Month EURIBOR	Paid	Semi-Annual	9/21/2032	EUR	68,370	994	(8,142)	(7,148)
2.00	Secured Overnight Financing Rate	Paid	Annual	12/21/2032		$378,900	(46,615)	(2,784)	(49,399)
2.00	Sterling Overnight Index Average	Received	Annual	3/15/2033	GBP	16,600	2,581	245	2,826
2.00	Sterling Overnight Index Average	Received	Annual	3/15/2053		1,400	240	203	443
2.22	6 Month EURIBOR	Received	Semi-Annual	9/12/2024	EUR	3,102	1	48	49
2.25	3 Month USD LIBOR	Received	Quarterly	3/12/2050		$3,200	(9)	729	720
2.44	6 Month EURIBOR (1)	Paid	Semi-Annual	7/14/2032	EUR	3,088	0	(94)	(94)
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400	489	(3,993)	(3,504)
3.00	3 Month USD LIBOR	Paid	Quarterly	6/19/2029		$6,100	353	(679)	(326)
3.24	Sterling Overnight Index Average	Received	Annual	10/20/2072	GBP	3,115	41	(89)	(48)
4.47	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023	MXN	65,200	—	(49)	(49)
4.50	Mexico Interbank TIIE 28 Day	Paid	Lunar	3/3/2023		291,500	(8)	(210)	(218)
4.52	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		130,500	—	(97)	(97)
4.55	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		429,900	3,182	(3,501)	(319)
4.57	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		65,200	—	(48)	(48)
4.85	3 Month ZAR SAJIBOR	Paid	Quarterly	1/11/2026	ZAR	68,700	(38)	(308)	(346)
5.16	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/6/2025	MXN	1,700	—	(8)	(8)
5.54	Mexico Interbank TIIE 28 Day (1)	Paid	Lunar	5/4/2027		3,400	0	(21)	(21)
5.67	6 Month PLN WIBOR (1)	Received	Semi-Annual	3/15/2028	PLN	2,278	0	9	9
5.92	6 Month PLN WIBOR (1)	Received	Semi-Annual	3/15/2028		7,249	0	12	12
5.99	6 Month PLN WIBOR (1)	Received	Semi-Annual	3/15/2028		2,144	0	2	2
6.15	3 Month PLN WIBOR (1)	Received	Quarterly	4/11/2024		10,538	0	22	22
6.87	6 Month PLN WIBOR (1)	Received	Semi-Annual	9/29/2027		1,854	0	(11)	(11)
6.99	6 Month PLN WIBOR (1)	Received	Semi-Annual	9/30/2027		2,667	0	(19)	(19)
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027	MXN	25,800	(14)	(69)	(83)
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900	3	2	5
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300	(1)	(118)	(119)
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300	4	4	8
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/14/2032		5,900	24	(1)	23
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/15/2032		24,500	98	(2)	96
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	1/23/2023		222,400	59	(30)	29
7.71	3 Month ZAR SAJIBOR (1)	Received	Quarterly	11/23/2025	ZAR	26,800	0	5	5
7.75	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	1/5/2023	MXN	1,400	—	0	0
7.81	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800	—	(1)	(1)
7.82	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	2/6/2023		2,800	0	0	0
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800	—	2	2
7.98	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/10/2027		3,300	0	6	6
7.99	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	12/21/2027		100	—	0	0
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200	(7)	41	34
8.03	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	1/31/2028		1,600	0	3	3
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		2,400	1	3	4
8.41	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2027		14,300	—	13	13
8.66	Mexico Interbank TIIE 28 Day	Received	Lunar	4/4/2024		49,700	—	62	62
8.68	Mexico Interbank TIIE 28 Day	Received	Lunar	4/3/2024		119,300	—	149	149
8.70	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2032		14,300	—	2	2
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	4/6/2027		12,100	—	3	3
8.73	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	3/30/2032		6,000	—	0	0
8.75	Mexico Interbank TIIE 28 Day	Received	Lunar	4/5/2024		29,000	—	35	35
9.25	Mexico Interbank TIIE 28 Day(1)	Received	Lunar	9/17/2032		36,558	0	(62)	(62)
10.17	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	9/14/2023		77,389	0	(24)	(24)
10.30	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	9/18/2023		61,665	0	(17)	(17)

							$(62,159)	$12,092	$(50,067)

Lunar - payment frequency equal periods of 28 days (a lunar month).

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	11.65%	Brazil Cetip DI Interbank Deposit	Paid	1/2/2025	BRL 3,780	$—	$(19)	$(19)
Citibank	11.69	Brazil Cetip DI Interbank Deposit	Paid	1/2/2025	5,296	—	(25)	(25)
Citibank	13.97	Brazil Cetip DI Interbank Deposit	Paid	1/2/2024	7,552	—	7	7
Citibank	13.98	Brazil Cetip DI Interbank Deposit	Paid	1/2/2024	6,859	—	7	7
Goldman Sachs	14.49	Brazil Cetip DI Interbank Deposit	Paid	1/2/2024	7,540	—	14	14

						$—	$(16)	$(16)

Centrally Cleared Inflation Linked Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
4.00%	10-Year GBP Inflation Linked	Paid	15-09-2031	GBP	7,300	$(6)	$(1,048)	$(1,054)
4.06	10-Year GBP Inflation Linked	Paid	15-09-2031		6,800	28	(963)	(935)
4.07	10-Year GBP Inflation Linked	Paid	15-09-2031		13,100	(162)	(1,622)	(1,784)

						$(140)	$(3,633)	$(3,773)

EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SAJIBOR	South African Johannesburg Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
TONA	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offered Rate

Sale-Buyback Transactions

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
BNP Paribas	30-12-2022	03-01-2023	(0.02)%	$69,395
Goldman Sachs	23-12-2022	05-01-2023	4.48%	149,539
Morgan Stanley	19-12-2022	10-01-2023	4.47%	209,006

				$427,940

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 97.10%
Alabama – 2.93%
Alabama Community College System ACCS Enhancements Fee Revenue
4.00%, 09/01/2035	$430	$437
4.00%, 09/01/2037	750	753
4.00%, 09/01/2046	1,750	1,674
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2031	4,845	5,011
5.00%, 09/01/2036	10,000	10,834
Alabama Housing Finance Authority
5.00%, 06/01/2026(1)	3,430	3,532
Alabama Public School & College Authority
5.00%, 11/01/2025	5,000	5,323
5.00%, 06/01/2035	4,000	4,168
5.00%, 11/01/2035	6,400	7,253
Birmingham Airport Authority
5.00%, 07/01/2028	700	764
5.00%, 07/01/2030	1,000	1,119
5.00%, 07/01/2031	350	391
5.00%, 07/01/2032	300	334
5.00%, 07/01/2034	800	880
Black Belt Energy Gas District
4.00%, 12/01/2049(1)	12,530	12,392
4.00%, 07/01/2052(1)	6,805	6,757
4.00%, 10/01/2052(1)	6,895	6,810
4.00%, 10/01/2052(1)	16,550	16,353
4.00%, 12/01/2052(1)	5,550	5,372
4.00%, 04/01/2053(1)	10,210	10,035
4.01% (SIFMA Municipal Swap Index Yield + 0.35%), 10/01/2052(2)	24,660	23,428
5.00%, 06/01/2027	1,585	1,666
5.00%, 06/01/2028	2,270	2,396
5.25%, 06/01/2027	1,300	1,357
5.25%, 12/01/2027	1,170	1,224
5.25%, 06/01/2028	1,540	1,616
5.25%, 12/01/2028	1,275	1,339
5.25%, 02/01/2053(1)	12,855	13,400
5.50%, 11/01/2053(1)	18,190	19,089
City of Montgomery AL
4.00%, 12/01/2036	400	405
4.00%, 12/01/2037	500	504
Columbia Industrial Development Board
3.75%, 12/01/2037(1)	17,500	17,500
Cooper Green Mercy Health Services Authority
5.00%, 09/01/2024	440	455
5.00%, 09/01/2025	475	501
5.00%, 09/01/2026	500	536
5.00%, 09/01/2027	530	577
5.00%, 09/01/2028	550	607
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500	1,539
5.25%, 10/01/2048	1,650	1,696
5.50%, 10/01/2053	715	736
Health Care Authority of the City of Huntsville
4.00%, 06/01/2045	2,500	2,318
5.00%, 06/01/2036	2,600	2,791
5.00%, 06/01/2037	3,300	3,499
Homewood Educational Building Authority
4.00%, 12/01/2038	1,385	1,318
Industrial Development Board of the City of Mobile Alabama
1.00%, 06/01/2034(1)	3,870	3,670
2.90%, 07/15/2034(1)	200	199
3.75%, 06/01/2034(1)	46,750	46,750
Lower Alabama Gas District
4.00%, 12/01/2050(1)	12,610	12,510
Mobile County Board of School Commissioners
4.00%, 03/01/2034	1,315	1,347
4.00%, 03/01/2035	1,360	1,379
4.00%, 03/01/2036	1,500	1,511
4.00%, 03/01/2038	1,750	1,727

4.00%, 03/01/2039	1,700	1,665
4.00%, 03/01/2040	1,580	1,537
4.00%, 03/01/2041	2,765	2,674
4.00%, 03/01/2042	3,000	2,898
5.00%, 03/01/2028	1,030	1,096
5.00%, 03/01/2038	1,400	1,521
5.00%, 03/01/2039	1,720	1,858
Montgomery County Public Facilities Authority
4.00%, 03/01/2038	685	683
4.00%, 03/01/2039	415	410
4.00%, 03/01/2041	400	387
Montgomery Medical Clinic Board
5.00%, 03/01/2029	1,000	993
Prichard Water Works & Sewer Board
2.25%, 11/01/2027	210	132
2.38%, 11/01/2028	550	330
Southeast Alabama Gas Supply District
3.61% (1 Month LIBOR USD + 0.85%), 06/01/2049(2)	5,365	5,278
4.00%, 06/01/2049(1)	17,010	16,950
Southeast Energy Authority A Cooperative District
4.00%, 12/01/2051(1)	3,875	3,737
5.00%, 05/01/2053(1)	12,765	13,103
5.50%, 01/01/2053(1)	14,400	15,244
Sumter County Industrial Development Authority
6.00%, 07/15/2052(1)	5,000	4,540
Tuscaloosa County Industrial Development Authority
4.50%, 05/01/2032(3)	4,273	3,859
5.25%, 05/01/2044(3)	7,400	6,487
University of Alabama
4.00%, 06/01/2033	1,070	1,129
Water Works Board of the City of Birmingham
5.00%, 01/01/2023	430	430

Total Alabama		356,723

Alaska – 0.13%
Alaska Housing Finance Corp.
3.00%, 06/01/2051	1,250	1,206
Alaska Industrial Development & Export Authority
5.00%, 10/01/2030	1,385	1,499
Municipality of Anchorage AK
4.00%, 09/01/2040	1,500	1,478
Northern Tobacco Securitization Corp.
0.50%, 06/01/2031	155	154
4.00%, 06/01/2034	1,000	973
4.00%, 06/01/2050	3,145	2,654
4.00%, 06/01/2050	3,570	3,472
5.00%, 06/01/2031	875	942
5.00%, 06/01/2032	875	937
5.00%, 06/01/2033	750	800
State of Alaska International Airports System
5.00%, 10/01/2029	1,600	1,722

Total Alaska		15,837

Arizona – 1.64%
Arizona Health Facilities Authority
3.91% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046(2)	3,750	3,623
5.00%, 12/01/2039	1,150	1,169
Arizona Industrial Development Authority
2.65%, 07/01/2026	330	315
3.00%, 12/15/2031(3)	400	346
4.00%, 07/01/2031	275	275
4.00%, 07/01/2031	310	303
4.00%, 11/01/2039	1,140	1,058
4.00%, 07/15/2041(3)	265	213
4.00%, 12/15/2041(3)	600	486
4.00%, 07/15/2050(3)	1,500	1,125
4.00%, 07/01/2051	1,825	1,463
4.00%, 07/15/2051(3)	500	366
4.00%, 12/15/2051(3)	925	687

4.00%, 07/15/2056(3)	475	337
4.50%, 07/15/2029(3)	2,500	2,397
5.00%, 02/01/2034	2,585	2,958
5.00%, 07/15/2040(3)	835	774
5.00%, 07/01/2049(3)	650	578
5.00%, 07/15/2049(3)	500	441
5.00%, 07/15/2050(3)	2,365	2,080
5.50%, 07/01/2052(3)	655	627
Chandler Industrial Development Authority
5.00%, 06/01/2049(1)	18,960	19,261
5.00%, 09/01/2052(1)	10,250	10,697
City of Glendale AZ Excise Tax Revenue
5.00%, 07/01/2030	1,780	1,947
City of Mesa AZ
4.00%, 07/01/2028	1,265	1,337
City of Phoenix Civic Improvement Corp.
4.00%, 07/01/2045	2,000	1,779
5.00%, 07/01/2025	1,295	1,367
5.00%, 07/01/2026	1,675	1,762
5.00%, 07/01/2027	4,600	4,883
5.00%, 07/01/2028	1,070	1,171
5.00%, 07/01/2028	4,440	4,746
5.00%, 07/01/2029	725	779
5.00%, 07/01/2029	12,865	12,929
5.00%, 07/01/2030	1,000	1,109
5.00%, 07/01/2030	1,500	1,507
5.00%, 07/01/2031	725	801
5.00%, 07/01/2032	120	132
5.00%, 07/01/2032	800	841
5.00%, 07/01/2036	3,000	3,182
5.00%, 07/01/2042	540	551
5.00%, 07/01/2045	635	663
Gilbert Water Resource Municipal Property Corp.
5.00%, 07/15/2032	1,370	1,628
5.00%, 07/15/2033	1,920	2,267
5.00%, 07/15/2034	1,785	2,093
Glendale Industrial Development Authority
4.00%, 07/01/2028	300	275
5.00%, 07/01/2027	715	769
5.00%, 07/01/2033	435	397
5.00%, 07/01/2038	450	393
5.00%, 07/01/2048	915	741
5.00%, 05/15/2056	1,375	1,172
Industrial Development Authority of the City of Phoenix
5.00%, 07/01/2030	700	721
5.00%, 07/01/2033	415	424
5.00%, 07/01/2034	765	777
5.00%, 07/01/2037	4,750	4,775
5.00%, 07/01/2038	1,295	1,299
5.00%, 07/01/2049	525	500
Industrial Development Authority of the County of Pima
4.00%, 04/01/2035	415	415
4.00%, 04/01/2036	420	413
4.00%, 04/01/2037	450	435
4.00%, 04/01/2040	675	634
4.00%, 06/15/2041(3)	675	542
4.00%, 06/15/2051(3)	1,000	731
4.00%, 06/15/2057(3)	1,000	701
5.00%, 04/01/2033	575	630
5.00%, 04/01/2034	795	867
Industrial Development Authority of the County of Yavapai
2.20%, 03/01/2028(1)	2,100	2,028
Maricopa County Industrial Development Authority
4.00%, 10/15/2047(3)	2,200	1,779
5.00%, 01/01/2046(1)	3,210	3,408
5.00%, 07/01/2047	1,000	1,047
5.75%, 01/01/2036(3)	1,500	1,163
6.00%, 01/01/2048(3)	1,155	812

Maricopa County School District No 83-Cartwright Elementary
4.00%, 07/01/2036	1,315	1,370
4.00%, 07/01/2037	860	886
4.00%, 07/01/2038	500	508
4.00%, 07/01/2039	1,035	1,046
4.00%, 07/01/2040	1,090	1,096
Maricopa County Special Health Care District
4.00%, 07/01/2035	805	832
4.00%, 07/01/2038	19,340	19,165
5.00%, 07/01/2025	5,000	5,271
5.00%, 07/01/2026	7,000	7,530
5.00%, 07/01/2033	6,555	7,487
Salt River Project Agricultural Improvement & Power District
4.00%, 01/01/2041	4,680	4,699
5.00%, 01/01/2024	1,600	1,635
5.00%, 01/01/2033	1,000	1,104
Salt Verde Financial Corp.
5.00%, 12/01/2032	5,020	5,246
5.00%, 12/01/2037	4,430	4,504
State of Arizona
5.00%, 10/01/2024	1,075	1,117
Tempe Industrial Development Authority
4.00%, 12/01/2038	1,190	931
5.00%, 12/01/2050	500	415
5.00%, 12/01/2054	750	613
Tender Option Bond Trust Receipts/Certificates
3.50%, 01/01/2061(1)(3)	2,100	2,100
University of Arizona
5.00%, 06/01/2038	1,955	2,133
5.00%, 06/01/2039	860	935
Western Maricopa Education Center District No 402
5.00%, 07/01/2024	320	330
5.00%, 07/01/2025	1,410	1,486
Yuma & La Paz Counties Community College District
4.00%, 07/01/2033	370	388
4.00%, 07/01/2034	375	387
4.00%, 07/01/2035	350	356

Total Arizona		200,471

Arkansas – 0.11%
Arkansas Development Finance Authority
3.13%, 07/01/2036	180	139
4.00%, 07/01/2027	220	218
4.50%, 09/01/2049(3)	2,900	2,526
4.75%, 09/01/2049(3)	2,500	2,265
5.45%, 09/01/2052(3)	2,500	2,418
University of Arkansas
5.00%, 03/01/2033	5,845	6,044

Total Arkansas		13,610

California – 7.09%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2033	1,300	1,307
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	1,710	1,784
5.00%, 10/01/2036	2,500	2,563
5.00%, 10/01/2037	2,000	2,044
Alisal Union School District
5.25%, 08/01/2042	740	797
Anaheim Public Financing Authority
5.00%, 09/01/2029	1,860	2,085
Apple Valley Public Financing Authority
4.00%, 06/01/2036	1,350	1,375
Bay Area Toll Authority
2.85%, 04/01/2047(1)	985	976
2.95%, 04/01/2047(1)	1,155	1,143
4.07% (SIFMA Municipal Swap Index Yield + 0.41%), 04/01/2056(2)	15,000	14,547
4.11% (SIFMA Municipal Swap Index Yield + 0.45%), 04/01/2056(2)	10,000	9,847
4.91% (SIFMA Municipal Swap Index Yield + 1.25%), 04/01/2036(2)	1,000	1,008
Calexico Unified School District
4.00%, 08/01/2042	680	670

California Community Choice Financing Authority
5.00%, 12/01/2053(1)	5,075	5,289
California Community Housing Agency
3.00%, 08/01/2056(3)	570	379
4.00%, 08/01/2050(3)	2,665	1,815
4.00%, 08/01/2051(3)	925	658
4.00%, 02/01/2056(3)	2,535	1,863
4.00%, 02/01/2056(3)	5,865	4,486
5.00%, 08/01/2049(3)	6,215	5,607
California County Tobacco Securitization Agency
4.00%, 06/01/2034	400	392
4.00%, 06/01/2036	275	263
4.00%, 06/01/2037	275	259
4.00%, 06/01/2038	275	257
5.00%, 06/01/2026	215	224
California Health Facilities Financing Authority
4.00%, 04/01/2035	1,930	1,925
4.00%, 04/01/2045	2,000	1,790
5.00%, 08/15/2034	125	134
California Housing Finance
3.50%, 11/20/2035	3,596	3,252
4.00%, 03/20/2033	3,333	3,218
4.25%, 01/15/2035	504	487
California Infrastructure & Economic Development Bank
0.85%, 01/01/2050(1)(3)	10,500	10,480
5.00%, 11/01/2057	1,250	1,262
California Municipal Finance Authority
0.70%, 12/01/2044(1)	3,550	3,441
4.00%, 05/15/2032	750	761
4.00%, 05/15/2036	2,750	2,709
4.00%, 08/15/2037	1,560	1,516
4.00%, 08/15/2042	1,635	1,545
4.00%, 02/01/2051	975	874
4.13%, 10/01/2041(1)	6,000	5,984
5.00%, 08/15/2029	1,000	1,098
5.00%, 05/15/2031	200	220
5.00%, 05/15/2033	1,870	1,940
5.00%, 11/01/2033	765	840
5.00%, 08/15/2034	1,065	1,164
5.00%, 05/15/2036	2,500	2,558
5.00%, 12/31/2043	16,725	16,829
5.00%, 12/31/2047	555	554
5.00%, 05/15/2049	1,000	970
5.00%, 10/01/2049(3)	515	459
5.00%, 10/01/2057(3)	1,000	866
5.25%, 11/01/2034	1,000	1,113
5.25%, 11/01/2052	2,165	2,281
5.25%, 06/01/2053	2,265	2,427
California Pollution Control Financing Authority
3.55%, 08/01/2024(1)(3)	8,905	8,906
5.00%, 07/01/2037(3)	5,000	4,985
California Public Finance Authority
2.13%, 11/15/2027(3)	1,875	1,736
2.38%, 11/15/2028(3)	500	458
4.00%, 07/15/2041	2,800	2,788
5.00%, 07/01/2027(3)	175	170
5.00%, 11/15/2036(3)	250	226
5.00%, 07/01/2047(3)	140	135
5.00%, 10/15/2047	3,075	3,030
California School Finance Authority
2.00%, 10/01/2024(3)	285	274
3.00%, 10/01/2031(3)	215	197
4.00%, 11/01/2031(3)	500	450
4.00%, 11/01/2041(3)	980	752
4.00%, 06/01/2061(3)	1,000	681
California State Public Works Board
4.00%, 11/01/2038	4,000	4,032
5.00%, 03/01/2024	2,500	2,564

5.00%, 03/01/2025	3,340	3,509
5.00%, 08/01/2030	970	1,132
5.00%, 08/01/2033	1,800	2,111
5.00%, 09/01/2039	10,705	11,017
California Statewide Communities Development Authority
4.00%, 09/02/2025	375	373
4.00%, 09/02/2029	200	201
4.00%, 09/02/2029	300	296
4.00%, 09/02/2031	300	294
4.00%, 05/15/2035	3,920	3,998
4.00%, 04/01/2036	675	676
4.00%, 05/15/2036	1,540	1,560
4.00%, 04/01/2037	700	689
4.00%, 05/15/2037	3,595	3,615
4.00%, 04/01/2038	2,400	2,318
4.00%, 05/15/2038	2,795	2,799
4.00%, 05/15/2039	2,030	2,019
4.00%, 09/02/2051	1,000	811
4.00%, 09/02/2051	1,175	982
4.00%, 09/02/2051	1,250	1,038
5.00%, 11/01/2032(3)	1,135	1,154
5.00%, 04/01/2035	1,300	1,399
5.00%, 01/01/2038	750	777
5.00%, 09/02/2039	745	774
5.00%, 05/15/2040	400	402
5.00%, 11/01/2041(3)	875	849
5.00%, 09/02/2042	1,300	1,304
5.00%, 01/01/2043	1,000	1,024
5.00%, 09/02/2044	500	512
5.00%, 09/02/2044	700	716
5.00%, 09/02/2044	1,350	1,382
5.00%, 02/01/2045	1,175	867
5.00%, 04/01/2046(1)	4,300	4,877
5.00%, 01/01/2048	2,840	2,889
5.00%, 09/02/2049	700	711
5.00%, 09/02/2052	1,900	1,839
5.25%, 12/01/2048(3)	800	805
5.25%, 12/01/2056(3)	6,635	6,568
5.38%, 11/01/2049(3)	100	83
5.50%, 12/01/2054	2,270	2,280
5.50%, 12/01/2058(3)	6,315	6,357
City of Los Angeles Department of Airports
4.00%, 05/15/2035	685	667
4.00%, 05/15/2036	800	778
4.00%, 05/15/2037	850	823
4.00%, 05/15/2038	460	503
4.00%, 05/15/2038	750	720
4.00%, 05/15/2038	8,235	7,836
4.00%, 05/15/2039	775	740
4.00%, 05/15/2039	11,305	10,799
4.00%, 05/15/2040	750	711
4.00%, 05/15/2041	800	751
4.00%, 05/15/2044	3,000	2,758
4.75%, 05/15/2035	8,340	8,485
5.00%, 05/15/2025	240	252
5.00%, 05/15/2025	1,760	1,826
5.00%, 05/15/2026	520	546
5.00%, 05/15/2026	1,455	1,536
5.00%, 05/15/2027	1,325	1,406
5.00%, 05/15/2028	1,150	1,231
5.00%, 05/15/2031	2,325	2,495
5.00%, 05/15/2033	1,325	1,403
5.00%, 05/15/2033	1,600	1,753
5.00%, 05/15/2034	130	152
5.00%, 05/15/2034	1,860	2,014
5.00%, 05/15/2034	2,295	2,491
5.00%, 05/15/2035	1,510	1,593
5.00%, 05/15/2036	145	170

5.00%, 05/15/2036	2,515	2,622
5.00%, 05/15/2036	2,585	2,763
5.00%, 05/15/2037	2,000	2,110
5.00%, 05/15/2038	3,705	3,908
5.00%, 05/15/2040	1,095	1,112
5.00%, 05/15/2040	10,000	10,459
5.00%, 05/15/2041	2,255	2,336
5.25%, 05/15/2031	4,805	5,166
5.25%, 05/15/2032	1,000	1,073
5.50%, 05/15/2036	3,500	3,892
5.50%, 05/15/2047	2,725	2,907
City of Rancho Cordova CA
5.00%, 09/01/2035	1,155	1,290
5.00%, 09/01/2036	1,255	1,393
5.00%, 09/01/2037	2,705	2,988
City of Rocklin CA
4.00%, 09/01/2043	1,500	1,474
City of San Mateo CA
5.25%, 09/01/2035	2,930	3,260
City of Vernon CA Electric System Revenue
5.00%, 10/01/2027	475	502
CMFA Special Finance Agency
4.00%, 08/01/2045(3)	970	763
CMFA Special Finance Agency VII
3.00%, 08/01/2056(3)	2,000	1,309
4.00%, 08/01/2047(3)	2,325	1,734
CMFA Special Finance Agency VIII
3.00%, 08/01/2056(3)	3,000	1,919
CMFA Special Finance Agency XII
4.38%, 08/01/2049(3)	800	617
Compton Community College District
0.00%, 08/01/2038	3,000	1,077
Compton Community Redevelopment Agency Successor Agency
5.00%, 08/01/2028	3,510	3,827
Corona Community Facilities District
5.00%, 09/01/2027	100	106
5.25%, 09/01/2034	185	200
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2029	150	163
5.00%, 09/01/2031	225	242
5.00%, 09/01/2034	335	358
5.00%, 09/01/2036	560	584
CSCDA Community Improvement Authority
3.00%, 09/01/2056(3)	6,565	4,140
3.13%, 08/01/2056(3)	1,550	1,064
3.13%, 06/01/2057(3)	4,540	2,985
3.25%, 04/01/2057(3)	2,880	1,979
3.25%, 05/01/2057(3)	850	591
4.00%, 07/01/2056(3)	1,162	869
4.00%, 08/01/2056(3)	1,225	930
4.00%, 09/01/2056(3)	800	618
4.00%, 10/01/2056(3)	250	202
4.00%, 10/01/2056(3)	5,045	3,683
4.00%, 12/01/2056(3)	5,030	3,562
4.00%, 06/01/2058(3)	1,575	1,191
4.00%, 12/01/2058(3)	3,595	2,665
4.00%, 12/01/2059(3)	255	162
East Bay Municipal Utility District Water System Revenue
5.00%, 06/01/2038	2,500	2,870
Fontana Unified School District
2.38%, 08/01/2044	1,500	1,028
Foothill-de Anza Community College District
5.00%, 04/01/2035	250	260
5.00%, 04/01/2036	200	208
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046	8,300	7,664

Golden State Tobacco Securitization Corp.
0.00%, 06/01/2024	1,000	961
0.00%, 06/01/2066	23,000	2,668
5.00%, 06/01/2024	255	264
Hercules Redevelopment Agency Successor Agency
5.00%, 08/01/2037	2,050	2,258
5.00%, 08/01/2042	630	683
Indian Wells Redevelopment Agency Successor Agency
5.00%, 09/01/2033	2,400	2,563
Irvine Unified School District
5.00%, 03/01/2057	800	804
Kern Community College District
5.25%, 08/01/2036	1,150	1,345
Los Angeles Community College District
4.00%, 08/01/2036	10,020	10,237
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
4.00%, 06/01/2035	2,500	2,640
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200	1,284
5.00%, 12/01/2030	2,520	2,696
5.00%, 12/01/2032	3,250	3,863
5.00%, 12/01/2034	5,375	6,298
Los Angeles Department of Water & Power
5.00%, 07/01/2039	2,500	2,808
5.00%, 07/01/2039	12,645	13,977
5.00%, 07/01/2040	9,185	10,108
5.00%, 07/01/2042	4,495	4,647
5.00%, 07/01/2046	3,880	4,198
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2034	4,505	4,804
Los Angeles Unified School District
4.00%, 07/01/2036	6,190	6,323
4.00%, 07/01/2037	3,000	3,044
5.00%, 07/01/2027	2,385	2,636
Madera Unified School District
4.00%, 08/01/2044	1,250	1,188
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700	1,802
5.00%, 08/01/2028	1,000	1,061
5.00%, 08/01/2029	775	822
5.00%, 08/01/2030	2,530	2,684
Metropolitan Water District of Southern California
3.80% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(2)	2,530	2,513
3.80% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(2)	6,650	6,606
Mizuho Floater/Residual Trust
3.91%, 06/01/2050(1)(3)	13,400	13,400
Mount Diablo Unified School District
4.00%, 08/01/2026	1,225	1,283
4.00%, 08/01/2029	1,000	1,082
4.00%, 08/01/2030	1,445	1,567
4.00%, 08/01/2032	2,030	2,203
Napa Valley Community College District
4.00%, 08/01/2033	2,500	2,586
Norman Y Mineta San Jose International Airport SJC
4.00%, 03/01/2034	4,000	3,912
5.00%, 03/01/2028	1,340	1,412
5.00%, 03/01/2030	1,700	1,786
5.00%, 03/01/2042	1,390	1,442
North Coast County Water District
4.00%, 10/01/2033	250	268
Oakland Unified School District/Alameda County
4.00%, 08/01/2046	2,815	2,726
Ontario International Airport Authority
4.00%, 05/15/2039	850	810
4.00%, 05/15/2040	635	597
4.00%, 05/15/2041	400	371
Orange County Community Facilities District
5.25%, 08/15/2045	975	989
Orange County Transportation Authority
5.00%, 10/15/2024	6,385	6,636

Pittsburg Unified School District
4.00%, 08/01/2035	280	289
4.00%, 08/01/2039	400	400
Port of Los Angeles
5.00%, 08/01/2027	1,810	1,859
Port of Oakland
5.00%, 05/01/2023	175	176
5.00%, 05/01/2024	150	154
5.00%, 05/01/2025	4,800	4,959
5.00%, 05/01/2026	1,170	1,224
5.00%, 05/01/2027	3,970	4,206
5.00%, 05/01/2028	1,875	2,009
5.00%, 05/01/2029	1,875	2,031
5.00%, 11/01/2029	1,875	2,042
Regents of the University of California Medical Center Pooled Revenue
5.00%, 05/15/2039	15,000	16,686
5.00%, 05/15/2047	10,825	11,668
Riverside County Transportation Commission
4.00%, 06/01/2046	5,250	4,858
Sacramento City Financing Authority
5.00%, 12/01/2033	875	929
Sacramento City Unified School District
5.00%, 07/01/2031	1,740	2,019
San Diego County Regional Airport Authority
4.00%, 07/01/2035	4,815	4,662
5.00%, 07/01/2030	205	223
5.00%, 07/01/2037	6,000	6,335
5.00%, 07/01/2038	6,100	6,415
San Francisco Bay Area Rapid Transit District
3.00%, 08/01/2050	4,195	3,140
5.00%, 08/01/2032	5,000	5,276
5.00%, 08/01/2039	2,650	2,993
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2037	945	986
San Francisco City & County Public Utilities Commission Wastewater Revenue
5.00%, 10/01/2043	1,970	2,109
San Joaquin Hills Transportation Corridor Agency
5.25%, 01/15/2049	3,250	3,281
State of California
4.00%, 10/01/2024	4,475	4,567
4.00%, 03/01/2025	3,500	3,602
4.00%, 10/01/2025	2,240	2,324
4.00%, 03/01/2026	375	391
4.00%, 10/01/2026	2,740	2,875
4.00%, 10/01/2033	2,900	3,100
4.00%, 11/01/2035	1,750	1,821
4.00%, 03/01/2036	2,385	2,456
4.00%, 11/01/2036	2,735	2,815
4.00%, 11/01/2037	1,625	1,655
4.00%, 10/01/2041	2,235	2,224
4.00%, 11/01/2041	2,000	1,991
5.00%, 08/01/2023	3,000	3,037
5.00%, 12/01/2023	2,980	3,036
5.00%, 05/01/2024	1,945	2,002
5.00%, 10/01/2024	1,790	1,861
5.00%, 12/01/2024	1,255	1,310
5.00%, 10/01/2025	1,280	1,364
5.00%, 09/01/2026	2,000	2,173
5.00%, 08/01/2027	620	657
5.00%, 11/01/2028	8,000	9,043
5.00%, 08/01/2029	935	1,012
5.00%, 09/01/2029	370	401
5.00%, 11/01/2029	3,170	3,523
5.00%, 04/01/2030	5,130	5,943
5.00%, 08/01/2030	3,500	3,782
5.00%, 08/01/2030	3,910	4,323
5.00%, 11/01/2032	11,555	13,435
5.00%, 03/01/2033	7,765	8,922

5.00%, 09/01/2034	1,430	1,679
5.00%, 04/01/2035	2,585	2,985
5.00%, 04/01/2035	4,980	5,506
5.00%, 09/01/2035	1,365	1,579
5.00%, 09/01/2035	2,320	2,683
5.00%, 10/01/2037	15,000	16,944
5.00%, 10/01/2041	19,860	21,912
5.00%, 04/01/2042	1,700	1,810
5.00%, 04/01/2042	1,750	1,945
5.00%, 09/01/2042	26,500	29,569
5.00%, 09/01/2052	1,000	1,094
5.50%, 12/01/2052	1,550	1,658
State of California Department of Water Resources
5.00%, 12/01/2025	1,500	1,606
5.00%, 12/01/2033	8,530	10,001
Tender Option Bond Trust Receipts/Certificates
3.86%, 05/01/2053(1)(3)	18,700	18,700
Transbay Joint Powers Authority
5.00%, 10/01/2033	250	268
5.00%, 10/01/2034	250	266
5.00%, 10/01/2035	240	252
5.00%, 10/01/2038	600	623
University of California
5.00%, 05/15/2034	1,500	1,791
5.00%, 05/15/2036	1,135	1,321
West Contra Costa Healthcare District
4.00%, 07/01/2034	1,125	1,154
4.00%, 07/01/2036	1,220	1,233
4.00%, 07/01/2038	1,320	1,319
4.00%, 07/01/2040	2,850	2,816

Total California		864,133

Colorado – 2.39%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050	2,230
5.00%, 12/15/2030	4,000	4,349
Adams County School District No 1
5.00%, 12/01/2033	1,000	1,078
Aerotropolis Regional Transportation Authority
4.38%, 12/01/2052	2,000	1,467
Amber Creek Metropolitan District
5.00%, 12/01/2037	731	687
5.13%, 12/01/2047	1,050	933
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2033	1,150	1,318
Arkansas River Power Authority
5.00%, 10/01/2031	750	772
5.00%, 10/01/2038	4,665	4,672
Aurora Crossroads Metropolitan District No 2
5.00%, 12/01/2040	500	456
5.00%, 12/01/2050	1,000	857
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048	1,400	1,308
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525	506
Brighton Crossing Metropolitan District No 6
5.00%, 12/01/2040	515	459
5.00%, 12/01/2050	1,340	1,105
Canyons Metropolitan District No 5
6.00%, 12/01/2037	500	479
City & County of Denver CO
5.00%, 10/01/2032	9,405	9,248
City & County of Denver CO Airport System Revenue
4.00%, 11/15/2023	4,465	4,485
5.00%, 11/15/2025	4,390	4,591
5.00%, 11/15/2027	8,200	8,741
5.00%, 11/15/2029	3,105	3,290
5.00%, 12/01/2029	1,130	1,206
5.00%, 11/15/2031(1)	1,000	1,046

5.00%, 12/01/2031	7,045	7,502
5.00%, 11/15/2032	2,175	2,494
5.00%, 12/01/2032	385	409
5.00%, 12/01/2035	5,520	5,787
5.50%, 11/15/2031	6,030	6,905
5.50%, 11/15/2032	1,660	1,918
5.50%, 11/15/2033	1,865	2,123
5.50%, 11/15/2042	2,760	2,987
5.75%, 11/15/2034	960	1,098
5.75%, 11/15/2035	890	1,009
5.75%, 11/15/2040	6,500	7,182
5.75%, 11/15/2041	1,300	1,429
City of Colorado Springs CO Utilities System Revenue
5.00%, 11/15/2035	1,500	1,695
Colorado Educational & Cultural Facilities Authority
4.00%, 05/01/2026	80	79
4.00%, 06/01/2026	535	544
4.00%, 06/01/2028	580	592
4.00%, 05/01/2029	70	68
4.00%, 05/01/2030	65	63
4.00%, 06/01/2030	325	332
4.00%, 06/01/2032	340	345
4.00%, 05/01/2036	75	68
4.00%, 07/01/2036	1,295	1,277
4.00%, 12/15/2036	750	734
Colorado Health Facilities Authority
2.13%, 05/15/2028	750	682
4.00%, 01/01/2035	2,495	2,564
4.00%, 11/01/2039	3,775	3,563
4.00%, 08/01/2044	1,520	1,310
5.00%, 11/01/2023	1,350	1,372
5.00%, 11/01/2024	1,125	1,162
5.00%, 11/01/2025	1,715	1,802
5.00%, 11/01/2026	1,330	1,423
5.00%, 08/01/2027	1,000	1,066
5.00%, 08/01/2028	1,000	1,079
5.00%, 05/15/2031	1,000	1,156
5.00%, 05/15/2032	1,000	1,165
5.00%, 11/15/2036(1)	1,790	1,819
5.00%, 11/15/2036(1)	4,980	5,050
5.00%, 08/01/2044	6,110	6,121
5.00%, 09/01/2046	1,000	1,009
5.00%, 08/01/2049(1)	1,330	1,389
5.00%, 11/15/2049(1)	235	253
5.00%, 11/15/2049(1)	2,350	2,489
5.00%, 05/15/2062(1)	3,295	3,533
5.00%, 05/15/2062(1)	4,415	4,884
5.25%, 11/01/2038	1,100	1,173
5.25%, 11/01/2039	1,000	1,064
5.25%, 01/01/2040	540	540
6.13%, 12/01/2045(3)	675	466
6.25%, 12/01/2050(3)	205	140
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	3,265	3,228
5.00%, 12/31/2051	4,400	4,302
5.00%, 12/31/2056	4,790	4,666
Colorado Housing & Finance Authority
4.25%, 11/01/2049	410	414
4.25%, 11/01/2049	750	757
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	635	594
Copperleaf Metropolitan District No 4
5.00%, 12/01/2039	775	729
5.00%, 12/01/2049	1,500	1,328
Cornerstar Metropolitan District
5.13%, 12/01/2037	500	479
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049	900	791

County of El Paso CO
4.00%, 12/01/2033	800	844
4.00%, 12/01/2035	910	943
5.00%, 12/01/2031	600	683
Denver City & County School District No 1
5.00%, 12/01/2039	10,000	11,240
Denver Convention Center Hotel Authority
5.00%, 12/01/2030	2,000	2,049
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	1,357	1,312
5.63%, 12/01/2048	2,130	1,994
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800	1,802
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	500	485
Denver Urban Renewal Authority
5.25%, 12/01/2039(3)	1,000	1,004
E-470 Public Highway Authority
3.23% (SOFR + 0.35%), 09/01/2039(2)	2,195	2,178
5.00%, 09/01/2040	4,975	4,997
Eagle County Airport Terminal Corp.
5.00%, 05/01/2033	2,000	2,031
Eagle County School District No Re50J
4.00%, 12/01/2036	980	1,000
Fiddlers Business Improvement District
5.00%, 12/01/2032(3)	1,190	1,191
Ground Water Management Subdistrict of Central Colorado Water Conservancy Distributors
4.00%, 12/01/2040	2,735	2,697
Hogback Metropolitan District
5.00%, 12/01/2041	725	644
5.00%, 12/01/2051	1,050	879
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000	2,194
Mirabelle Metropolitan District No 2
5.00%, 12/01/2039	700	648
5.00%, 12/01/2049	1,000	869
Mizuho Floater/Residual Trust
3.76%, 07/01/2034(1)(3)(7)	300	300
Morgan Hill Metropolitan District No 3
3.00%, 12/01/2031	490	389
Painted Prairie Metropolitan District No 2
5.25%, 12/01/2048	500	453
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775	1,812
Peak Metropolitan District No 1
5.00%, 12/01/2041(3)	1,000	895
Pronghorn Valley Metropolitan District
3.75%, 12/01/2041	515	389
4.00%, 12/01/2051	650	470
Pueblo Urban Renewal Authority
0.00%, 12/01/2025(3)	250	211
4.75%, 12/01/2045(3)	1,900	1,524
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650	688
Rampart Range Metropolitan District No 5
4.00%, 12/01/2051	2,125	1,432
Regional Transportation District
4.00%, 01/15/2033	850	831
4.00%, 07/15/2033	270	263
4.00%, 07/15/2034	750	724
5.00%, 06/01/2031	1,315	1,468
5.00%, 07/15/2032	600	637
Reunion Metropolitan District
3.63%, 12/01/2044	1,673	1,195
Riverwalk Metropolitan District No 2
5.00%, 12/01/2052	1,500	1,255

Serenity Ridge Metropolitan District No 2
5.13%, 12/01/2037	1,290	1,351
Sierra Ridge Metropolitan District No 2
4.00%, 12/01/2026	300	310
4.00%, 12/01/2042	1,035	1,006
Southglenn Metropolitan District
5.00%, 12/01/2046	500	457
Southlands Metropolitan District No 1
3.50%, 12/01/2027	500	459
State of Colorado
4.00%, 12/15/2035	7,400	7,616
6.00%, 12/15/2038	5,000	6,005
6.00%, 12/15/2039	1,200	1,423
6.00%, 12/15/2040	12,165	14,348
6.00%, 12/15/2041	6,125	7,187
STC Metropolitan District No 2
3.00%, 12/01/2025	555	523
5.00%, 12/01/2038	500	466
University of Colorado
2.00%, 06/01/2051(1)	1,310	1,256
2.00%, 06/01/2051(1)	1,545	1,499
2.00%, 06/01/2054(1)	5,955	5,820
5.00%, 06/01/2047	500	539
University of Colorado Hospital Authority
5.00%, 11/15/2047(1)	9,530	9,768
Vauxmont Metropolitan District
5.00%, 12/01/2024	200	207
5.00%, 12/15/2024	135	140
5.00%, 12/01/2025	180	190
5.00%, 12/15/2025	85	90
5.00%, 12/01/2026	195	209
5.00%, 12/01/2027	205	223
5.00%, 12/01/2028	210	231
5.00%, 12/15/2028	130	139
5.00%, 12/01/2029	210	234
5.00%, 12/15/2029	5	5
5.00%, 12/15/2030	500	536
5.00%, 12/01/2031	230	254
5.00%, 12/01/2032	250	276
5.00%, 12/01/2035	100	109
VDW Metropolitan District No 2
4.00%, 12/01/2045	885	839
Weld County School District No RE-2 Eaton
5.00%, 12/01/2037	2,280	2,506
Willow Bend Metropolitan District
5.00%, 12/01/2039	600	556
5.00%, 12/01/2049	1,000	872

Total Colorado		291,754

Connecticut – 2.73%
City of Bridgeport CT
4.00%, 08/01/2036	225	226
4.00%, 06/01/2037	2,460	2,453
4.00%, 09/01/2042	995	948
5.00%, 09/15/2029	2,600	2,945
5.00%, 09/15/2030	2,250	2,545
5.00%, 06/01/2033	1,985	2,218
5.00%, 08/01/2034	250	281
5.00%, 09/01/2040	1,380	1,491
City of Hartford CT
5.00%, 07/15/2023	2,000	2,021
5.00%, 07/15/2026	2,430	2,566
City of New Britain CT
5.00%, 03/01/2027	1,260	1,357
5.00%, 03/01/2028	1,490	1,605
5.00%, 03/01/2033	1,900	2,029
City of New Haven CT
4.00%, 08/01/2037	1,000	971
5.00%, 08/15/2029	2,000	2,134
5.00%, 08/15/2031	1,000	1,066

5.25%, 08/01/2023	1,115	1,128
City of West Haven CT
4.00%, 09/15/2030	300	317
4.00%, 09/15/2031	325	340
Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250	1,236
3.00%, 11/15/2050	5,920	5,763
3.00%, 05/15/2051	8,480	8,212
5.00%, 05/15/2025	1,995	2,079
5.00%, 11/15/2025	1,270	1,335
5.00%, 05/15/2026	1,290	1,368
5.00%, 11/15/2026	600	641
5.00%, 05/15/2027	675	727
5.00%, 11/15/2027	550	597
5.00%, 05/15/2028	700	763
5.00%, 11/15/2028	750	823
5.00%, 05/15/2029	720	795
5.00%, 11/15/2029	1,000	1,112
Connecticut State Health & Educational Facilities Authority
0.38%, 07/01/2035(1)	5,885	5,586
0.55%, 07/01/2037(1)	4,500	4,425
1.10%, 07/01/2033(1)	22,000	20,805
1.10%, 07/01/2048(1)	9,000	8,976
1.80%, 07/01/2049(1)	2,005	1,940
2.00%, 07/01/2042(1)	6,470	6,130
2.75%, 07/01/2042(1)	14,500	14,500
2.95%, 07/01/2042(1)	9,650	9,650
4.00%, 07/01/2032	250	265
4.00%, 07/01/2033	265	278
4.00%, 07/01/2034	275	285
4.00%, 07/01/2035	250	256
4.00%, 07/01/2036	200	202
4.00%, 07/01/2044	865	678
4.00%, 07/01/2046	880	762
4.00%, 07/01/2049	3,370	2,522
5.00%, 11/01/2023	695	707
5.00%, 11/01/2024	475	493
5.00%, 07/01/2025(3)	435	429
5.00%, 06/01/2027	200	216
5.00%, 06/01/2028	400	437
5.00%, 11/01/2028	1,245	1,392
5.00%, 07/01/2029	150	167
5.00%, 07/01/2029(3)	440	427
5.00%, 07/01/2029	1,000	1,091
5.00%, 07/01/2030	175	197
5.00%, 06/01/2031	600	673
5.00%, 07/01/2031	250	284
5.00%, 07/01/2032	700	774
5.00%, 07/01/2032	2,000	2,173
5.00%, 07/01/2033	235	262
5.00%, 07/01/2033	600	659
5.00%, 07/01/2033	2,730	2,959
5.00%, 07/01/2034	320	355
5.00%, 07/01/2034	700	764
5.00%, 07/01/2035	350	384
5.00%, 07/01/2035	525	569
5.00%, 07/01/2036	360	392
5.00%, 07/01/2036	1,000	1,077
5.00%, 07/01/2037	390	421
5.00%, 07/01/2039	3,275	3,509
5.00%, 07/01/2043	1,750	1,645
5.00%, 07/01/2049(3)	1,550	1,291
5.00%, 07/01/2053(1)	2,625	2,787
5.00%, 07/01/2053(1)	3,445	3,571
Metropolitan District
4.00%, 09/01/2037	3,980	4,046
4.00%, 09/01/2038	3,000	2,969

State of Connecticut
3.00%, 01/15/2023	525	525
3.00%, 01/15/2024	450	451
3.00%, 01/15/2032	3,030	2,884
3.00%, 01/15/2039	1,475	1,252
4.00%, 01/15/2024	290	293
4.00%, 01/15/2036	2,605	2,657
4.00%, 04/15/2037	3,075	3,088
4.00%, 01/15/2039	5,000	4,899
4.00%, 01/15/2039	8,835	8,656
5.00%, 07/15/2023	1,160	1,173
5.00%, 01/15/2026	850	908
5.00%, 04/15/2026	1,500	1,610
5.00%, 06/15/2027	1,680	1,774
5.00%, 09/15/2027	1,000	1,100
5.00%, 03/01/2029	1,500	1,539
5.00%, 04/15/2030	565	635
5.00%, 09/15/2030	650	746
5.00%, 06/15/2032	500	581
5.00%, 06/15/2032	710	746
5.00%, 09/15/2032	325	379
5.00%, 11/15/2032	200	212
5.00%, 09/15/2033	4,500	4,974
5.00%, 04/15/2034	645	711
5.00%, 04/15/2035	3,250	3,551
5.00%, 06/15/2035	300	339
5.00%, 11/15/2035	1,500	1,698
5.00%, 11/15/2035	1,500	1,698
5.00%, 04/15/2036	2,300	2,494
5.00%, 11/15/2036	1,000	1,121
5.00%, 01/15/2040	8,325	8,939
5.00%, 01/15/2042	8,780	9,515
State of Connecticut Special Tax Revenue
4.00%, 05/01/2036	4,480	4,560
4.00%, 05/01/2038	830	827
4.00%, 05/01/2038	1,025	1,015
4.00%, 05/01/2039	3,680	3,616
4.00%, 05/01/2040	4,280	4,148
4.00%, 11/01/2040	4,240	4,107
5.00%, 09/01/2023	900	912
5.00%, 05/01/2030	2,000	2,290
5.00%, 05/01/2033	3,000	3,414
5.00%, 05/01/2034	3,400	3,851
5.00%, 05/01/2034	8,900	10,224
5.00%, 05/01/2035	4,615	5,249
5.00%, 01/01/2036	1,500	1,621
5.00%, 05/01/2037	5,000	5,507
5.00%, 01/01/2038	4,400	4,698
5.00%, 07/01/2038	6,500	7,293
5.00%, 07/01/2039	6,000	6,686
5.25%, 07/01/2040	3,500	3,957
5.25%, 07/01/2042	2,500	2,803
Town of Hamden CT
5.00%, 08/15/2026	500	516
5.00%, 08/15/2026	1,335	1,424
5.00%, 08/01/2030	500	555
5.00%, 01/01/2040	1,875	1,632
Town of Stratford CT
4.00%, 01/01/2038	1,920	1,903
University of Connecticut
5.00%, 11/01/2028	1,290	1,444
5.00%, 05/01/2042	5,000	5,483
5.25%, 11/15/2034	3,705	4,095

Total Connecticut		333,450

Delaware – 0.37%
County of Kent DE
5.00%, 07/01/2040	2,120	1,961
5.00%, 07/01/2048	2,305	2,039
County of Sussex DE

5.00%, 01/01/2036	2,230	2,166
Delaware Municipal Electric Corp.
4.00%, 07/01/2036	365	367
5.00%, 07/01/2032	235	270
Delaware River & Bay Authority
4.00%, 01/01/2042	185	181
4.00%, 01/01/2046	1,100	1,050
5.00%, 01/01/2029	350	395
5.00%, 01/01/2032	500	588
5.00%, 01/01/2035	350	402
Delaware State Economic Development Authority
1.05%, 01/01/2031(1)	4,630	4,384
4.00%, 09/01/2030	180	179
4.00%, 09/01/2041	550	494
4.00%, 06/01/2042	1,000	803
5.00%, 09/01/2036	1,225	1,256
5.00%, 08/01/2039	715	703
5.00%, 09/01/2040	250	256
5.00%, 09/01/2046	700	703
5.00%, 11/15/2048	2,000	1,930
5.00%, 08/01/2049	900	854
5.00%, 09/01/2050	250	251
5.00%, 08/01/2054	835	779
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,385	1,437
5.00%, 06/01/2043	1,000	1,015
5.00%, 06/01/2048	500	501
5.00%, 06/01/2050	2,790	2,781
Delaware Transportation Authority
5.00%, 07/01/2032	3,210	3,703
5.00%, 09/01/2033	2,750	3,160
5.00%, 09/01/2034	6,750	7,699
5.00%, 09/01/2035	2,200	2,491

Total Delaware		44,798

District of Columbia – 1.50%
District of Columbia
0.00%, 06/01/2046(3)	1,200	726
4.00%, 02/01/2037	2,860	2,907
5.00%, 03/01/2024	455	467
5.00%, 10/01/2029	5,000	5,737
5.00%, 06/01/2030	1,085	1,119
5.00%, 12/01/2033	5,000	5,634
5.00%, 06/01/2034	1,000	1,048
5.00%, 06/01/2034	2,100	2,293
5.00%, 12/01/2034	3,240	3,759
5.00%, 03/01/2035	3,770	4,187
5.00%, 06/01/2035	3,000	3,072
5.00%, 06/01/2038	3,000	3,113
5.00%, 07/01/2042	1,530	1,335
5.00%, 06/01/2046	3,370	3,370
5.00%, 07/01/2052	1,230	1,010
District of Columbia Housing Finance Agency
0.70%, 06/01/2024(1)	10,000	9,845
5.00%, 12/01/2026(1)	3,725	3,871
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	2,000	363
0.00%, 06/15/2046	13,000	2,830
District of Columbia Water & Sewer Authority
1.75%, 10/01/2054(1)	9,340	9,027
3.00%, 10/01/2057(1)	8,715	8,524
Metropolitan Washington Airports Authority Aviation Revenue
4.00%, 10/01/2037	570	546
4.00%, 10/01/2038	635	603
5.00%, 10/01/2023	850	859
5.00%, 10/01/2024	1,325	1,360
5.00%, 10/01/2024	1,500	1,550
5.00%, 10/01/2025	1,185	1,258
5.00%, 10/01/2026	8,500	8,972

5.00%, 10/01/2027	500	532
5.00%, 10/01/2028	4,150	4,448
5.00%, 10/01/2029	4,155	4,443
5.00%, 10/01/2030	2,530	2,757
5.00%, 10/01/2030	5,280	5,586
5.00%, 10/01/2031	4,305	4,716
5.00%, 10/01/2031	5,335	5,688
5.00%, 10/01/2032	5,000	5,216
5.00%, 10/01/2032	11,490	12,553
5.00%, 10/01/2033	6,230	6,783
5.00%, 10/01/2034	1,520	1,643
5.00%, 10/01/2035	1,350	1,448
5.00%, 10/01/2036	1,075	1,146
5.00%, 10/01/2037	1,000	1,035
5.00%, 10/01/2043	8,000	8,180
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2032	3,145	2,127
0.00%, 10/01/2035	6,025	3,464
0.00%, 10/01/2037	1,000	513
4.00%, 10/01/2038	415	391
5.00%, 10/01/2034	1,500	1,583
Washington Convention & Sports Authority
5.00%, 10/01/2023	1,330	1,349
5.00%, 10/01/2024	1,030	1,067
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2024	2,115	2,184
5.00%, 07/01/2032	3,250	3,505
Washington Metropolitan Area Transit Authority Dedicated Revenue
4.00%, 07/15/2035	2,190	2,232
5.00%, 07/15/2023	1,665	1,683
5.00%, 07/15/2024	1,100	1,137
5.00%, 07/15/2035	3,675	4,126
5.00%, 07/15/2037	2,300	2,554

Total District of Columbia		183,474

Florida – 5.79%
Alachua County Health Facilities Authority
4.00%, 12/01/2049	5,000	4,375
5.00%, 12/01/2036	1,000	1,014
5.00%, 12/01/2044	3,350	3,368
6.00%, 11/15/2034	35	27
6.25%, 11/15/2044	400	288
6.38%, 11/15/2049	300	213
Alachua County School Board
5.00%, 07/01/2027	1,155	1,248
5.00%, 07/01/2030	2,140	2,407
Artisan Lakes East Community Development District
2.75%, 05/01/2031	250	209
2.75%, 05/01/2031(3)	270	225
Astonia Community Development District
2.50%, 05/01/2026(3)	250	232
3.00%, 05/01/2031(3)	205	176
Ave Maria Stewardship Community District
2.88%, 05/01/2027	1,225	1,134
Babcock Ranch Community Independent Special District
2.38%, 05/01/2026	125	116
2.88%, 05/01/2031	250	211
5.00%, 05/01/2042	1,920	1,807
5.00%, 05/01/2053	1,440	1,318
Berry Bay Community Development District
2.63%, 05/01/2026	200	186
Brevard County Health Facilities Authority
5.00%, 04/01/2037	2,285	2,396
5.00%, 04/01/2039	1,335	1,360
5.00%, 04/01/2040	5,000	5,278
Capital Projects Finance Authority
5.00%, 10/01/2024	550	558
5.00%, 10/01/2025	2,630	2,678
5.00%, 10/01/2026	1,275	1,298

5.00%, 10/01/2027	1,750	1,782
5.00%, 10/01/2034	500	497
5.00%, 10/01/2035	500	495
Capital Trust Agency, Inc.
4.00%, 06/15/2023(3)	550	548
4.00%, 06/15/2025(3)	250	244
4.00%, 06/15/2031(3)	700	631
5.25%, 12/01/2058(3)	2,650	2,331
Celebration Community Development District
2.25%, 05/01/2026	105	97
2.75%, 05/01/2031	120	100
Central Florida Expressway Authority
4.00%, 07/01/2034	2,935	3,055
5.00%, 07/01/2026	1,375	1,479
5.00%, 07/01/2035	5,000	5,504
CFM Community Development District
2.88%, 05/01/2031	420	354
Charles Cove Community Development District
3.00%, 05/01/2031	280	239
City of Fort Lauderdale FL Water & Sewer Revenue
4.00%, 03/01/2038	2,400	2,427
City of Gainesville FL Utilities System Revenue
5.00%, 10/01/2047	330	347
City of Jacksonville FL
5.00%, 10/01/2026	475	512
5.00%, 10/01/2027	380	417
5.00%, 08/15/2028	3,045	3,375
5.00%, 10/01/2028	755	843
5.00%, 08/15/2029	2,500	2,814
5.00%, 10/01/2029	655	743
5.00%, 08/15/2030	1,700	1,894
5.00%, 10/01/2030	615	709
5.00%, 08/15/2031	2,250	2,503
5.00%, 08/15/2032	1,200	1,333
5.00%, 10/01/2032	565	667
5.00%, 08/15/2033	1,200	1,327
5.00%, 06/01/2053(3)	1,485	1,216
City of Miami Gardens FL
5.00%, 07/01/2034	1,725	1,779
City of Orlando FL
5.00%, 10/01/2031	1,120	1,252
5.00%, 10/01/2032	1,300	1,387
5.00%, 10/01/2032	1,680	1,875
5.00%, 10/01/2035	1,200	1,325
5.00%, 10/01/2036	1,000	1,100
City of Orlando FL Tourist Development Tax Revenue
5.00%, 11/01/2029	2,000	2,203
City of Palmetto FL
4.25%, 06/01/2027	250	250
5.00%, 06/01/2032	400	413
City of Pompano Beach FL
1.45%, 01/01/2027	600	525
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2023	250	253
5.00%, 08/15/2024	400	413
5.00%, 08/15/2025	700	732
City of Tallahassee FL
5.00%, 12/01/2026	1,380	1,434
City of Tampa FL
0.00%, 09/01/2036	800	439
0.00%, 09/01/2037	800	415
5.00%, 04/01/2040	1,115	1,140
Cobblestone Community Development District
3.40%, 05/01/2027	190	179
Cordova Palms Community Development District
2.40%, 05/01/2026(3)	175	162
2.80%, 05/01/2031(3)	245	205
4.50%, 05/01/2027	115	113

5.10%, 05/01/2032	170	168
5.30%, 05/01/2032	105	104
County of Broward FL Airport System Revenue
5.00%, 10/01/2025	2,125	2,214
5.00%, 10/01/2026	1,000	1,056
5.00%, 10/01/2026	3,665	3,869
5.00%, 10/01/2027	1,650	1,756
5.00%, 10/01/2027	3,500	3,726
5.00%, 10/01/2028	1,500	1,608
5.00%, 10/01/2029	500	516
5.00%, 10/01/2029	1,150	1,238
5.00%, 10/01/2030	405	427
5.00%, 10/01/2031	1,525	1,637
5.00%, 10/01/2036	1,350	1,418
5.00%, 10/01/2036	1,500	1,555
5.00%, 10/01/2040	10,000	10,149
County of Broward FL Port Facilities Revenue
4.00%, 09/01/2036	1,000	997
5.00%, 09/01/2030	310	348
5.00%, 09/01/2030	1,780	1,983
5.00%, 09/01/2032	265	292
5.00%, 09/01/2034	1,925	2,101
5.00%, 09/01/2035	2,000	2,163
County of Broward FL Tourist Development Tax Revenue
4.00%, 09/01/2039	4,500	4,426
County of Clay FL Sales Surtax Revenue
5.00%, 10/01/2026	1,170	1,260
5.00%, 10/01/2030	1,680	1,886
5.00%, 10/01/2031	1,375	1,539
5.00%, 10/01/2035	1,805	1,990
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,800	1,907
County of Lee FL Airport Revenue
5.00%, 10/01/2039	7,240	7,527
County of Lee FL Solid Waste System Revenue
5.00%, 10/01/2025	3,045	3,142
County of Miami-Dade FL
5.00%, 07/01/2023	1,000	1,010
5.00%, 07/01/2023	7,135	7,207
5.00%, 10/01/2024	1,785	1,846
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2034	1,600	1,611
4.00%, 10/01/2038	1,900	1,850
4.00%, 10/01/2040	1,450	1,378
4.00%, 10/01/2041	1,500	1,411
5.00%, 10/01/2024	2,510	2,603
5.00%, 10/01/2029	625	638
5.00%, 10/01/2030	250	284
5.00%, 10/01/2031	7,500	7,642
5.00%, 10/01/2033	7,000	7,099
5.00%, 10/01/2034	6,070	6,135
5.00%, 10/01/2034	8,520	8,626
5.00%, 10/01/2035	1,000	1,006
5.00%, 10/01/2037	2,990	3,050
5.00%, 10/01/2038	490	497
5.00%, 10/01/2040	2,380	2,418
County of Miami-Dade FL Transit System
4.00%, 07/01/2036	1,755	1,776
5.00%, 07/01/2043	2,535	2,726
5.00%, 07/01/2044	12,040	12,907
County of Miami-Dade FL Water & Sewer System Revenue
4.00%, 10/01/2035	1,540	1,549
4.00%, 10/01/2038	1,250	1,223
4.00%, 10/01/2040	8,880	8,568
4.00%, 10/01/2048	1,700	1,549
5.00%, 10/01/2031	4,000	4,217
5.00%, 10/01/2032	1,275	1,342

County of Miami-Dade Seaport Department
4.00%, 10/01/2038	1,000	980
4.00%, 10/01/2039	7,000	6,902
4.00%, 10/01/2040	6,000	5,641
4.00%, 10/01/2041	10,000	9,697
6.00%, 10/01/2038	7,000	7,159
6.25%, 10/01/2038	2,000	2,045
County of Palm Beach FL
5.00%, 05/01/2029	1,915	2,052
County of Pasco FL
5.00%, 10/01/2050	4,785	5,076
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030	3,345	3,301
Duval County Public Schools
5.00%, 07/01/2031	8,280	9,432
5.00%, 07/01/2032	5,500	6,254
5.00%, 07/01/2033	5,860	6,631
5.00%, 07/01/2034	8,350	9,392
5.00%, 07/01/2035	11,000	12,261
East Nassau Stewardship District
2.40%, 05/01/2026	185	171
3.00%, 05/01/2031	245	209
Elevation Pointe Community Development District
3.90%, 05/01/2027	205	197
4.13%, 05/01/2032	250	234
4.40%, 05/01/2032	1,100	1,039
Entrada Community Development District
2.13%, 05/01/2026(3)	270	247
Epperson North Community Development District
2.45%, 11/01/2026	180	165
2.50%, 05/01/2026	85	79
3.00%, 05/01/2031	165	141
3.10%, 11/01/2031	250	213
Escambia County Health Facilities Authority
4.00%, 08/15/2045	1,305	1,135
Esplanade Lake Club Community Development District
3.25%, 11/01/2025	90	86
3.25%, 11/01/2025	155	149
Florida Department of Management Services
3.00%, 11/01/2035	1,810	1,653
Florida Development Finance Corp.
1.75%, 06/01/2026(3)	510	457
2.38%, 06/01/2027(3)	440	392
2.90%, 12/01/2056(1)	9,500	9,473
3.00%, 07/01/2031(3)	375	333
3.00%, 06/01/2032	2,755	2,079
4.00%, 06/01/2024	105	103
4.00%, 06/01/2026	110	104
4.00%, 07/01/2031	170	165
4.00%, 11/15/2034	3,300	3,304
4.00%, 11/15/2035	2,850	2,809
4.00%, 07/01/2051(3)	1,000	756
5.00%, 04/01/2028	315	337
5.00%, 04/01/2029	250	270
5.00%, 05/01/2029(3)	2,625	2,439
5.00%, 02/15/2031	655	669
5.00%, 06/01/2031	140	130
5.00%, 06/15/2032	545	559
5.00%, 06/01/2035	125	112
5.00%, 02/01/2036	1,905	1,921
5.00%, 02/15/2038	600	604
5.00%, 06/15/2038	860	864
5.00%, 02/15/2048	1,600	1,600
5.00%, 02/01/2052	6,600	5,987
5.00%, 06/15/2056	2,570	2,395
Florida Higher Educational Facilities Financial Authority
4.50%, 06/01/2033(3)	2,000	1,805
5.00%, 10/01/2029	1,000	1,057
5.00%, 10/01/2033	1,000	1,042

5.00%, 06/01/2048(3)	2,310	1,937
Florida Housing Finance Corp.
3.50%, 07/01/2051	2,455	2,428
4.50%, 05/01/2026(1)	9,742	9,927
Florida Municipal Power Agency
3.00%, 10/01/2032	1,400	1,322
5.00%, 10/01/2025	3,475	3,676
Fort Pierce Utilities Authority
5.00%, 10/01/2031	200	228
5.00%, 10/01/2032	150	172
5.00%, 10/01/2033	200	229
5.00%, 10/01/2035	250	282
Greater Orlando Aviation Authority
5.00%, 10/01/2026	500	528
5.00%, 10/01/2031	2,000	2,067
5.00%, 10/01/2033	2,020	2,083
5.00%, 10/01/2034	11,000	11,712
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000	3,074
Harbor Bay Community Development District
3.10%, 05/01/2024	40	39
3.10%, 05/01/2024	200	196
3.10%, 05/01/2024	250	245
Hillsborough County Aviation Authority
4.00%, 10/01/2038	1,000	1,001
4.00%, 10/01/2040	1,610	1,587
4.00%, 10/01/2041	1,100	1,074
5.00%, 10/01/2032	375	416
5.00%, 10/01/2033	465	515
5.00%, 10/01/2034	2,150	2,363
5.00%, 10/01/2035	2,275	2,482
5.00%, 10/01/2036	2,650	2,856
5.00%, 10/01/2040	12,500	12,984
5.00%, 10/01/2047	8,000	8,570

Hillsborough County Port District
5.00%, 06/01/2038	900	933
Hillsborough County School Board
5.00%, 07/01/2029	1,795	2,012
Hilltop Point Community Development District
5.00%, 05/01/2033	200	194
Hyde Park Community Development District No 1
3.25%, 05/01/2027	425	398
3.60%, 05/01/2032	505	444
JEA Electric System Revenue
5.00%, 10/01/2026	1,120	1,207
5.00%, 10/01/2031	1,360	1,526
5.00%, 10/01/2033	2,130	2,376
5.00%, 10/01/2034	1,215	1,351
JEA Water & Sewer System Revenue
4.00%, 10/01/2038	4,390	4,324
Lakes of Sarasota Community Development District
3.63%, 05/01/2031	130	116
3.88%, 05/01/2031	1,255	1,143
3.90%, 05/01/2041	285	232
4.10%, 05/01/2051	265	204
4.13%, 05/01/2031	2,000	1,842
4.13%, 05/01/2041	200	168
4.30%, 05/01/2051	325	259
Lakewood Ranch Stewardship District
2.30%, 05/01/2026	185	171
2.50%, 05/01/2025(3)	375	355
2.63%, 05/01/2031	300	247
3.13%, 05/01/2025	195	188
3.13%, 05/01/2030(3)	310	273
3.40%, 05/01/2030	370	333
4.00%, 05/01/2040	600	505
4.00%, 05/01/2050	1,000	767
4.35%, 05/01/2024	660	658
4.55%, 05/01/2024(3)	315	315
Laurel Road Community Development District
3.00%, 05/01/2031	550	468
3.13%, 05/01/2031	2,405	2,065
4.00%, 05/01/2052	1,450	1,089
Lee County Industrial Development Authority
5.00%, 11/15/2039	1,850	1,855
5.63%, 12/01/2037(3)	250	194
5.75%, 12/01/2052(3)	750	523
Lee County School Board
5.00%, 08/01/2028	3,275	3,587
Lee Memorial Health System
5.00%, 04/01/2033(1)	2,850	2,914
5.00%, 04/01/2035	6,575	6,985
5.00%, 04/01/2037	2,060	2,161
Live Oak Lake Community Development District
3.80%, 05/01/2030	1,745	1,605
LT Ranch Community Development District
3.00%, 05/01/2025	415	399
Manatee County School District
5.00%, 10/01/2025	520	550
5.00%, 10/01/2029	1,250	1,348
5.00%, 10/01/2030	1,250	1,347
Marion County School Board
5.00%, 06/01/2026	1,455	1,530
Martin County Health Facilities Authority
5.00%, 11/15/2023	800	814
Meadow View at Twin Creeks Community Development District
2.40%, 05/01/2026	150	139
3.00%, 05/01/2031	310	265
Miami Beach Health Facilities Authority
4.00%, 11/15/2041	500	452
4.00%, 11/15/2046	4,825	4,170
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855	2,918
5.00%, 04/01/2045	1,010	1,028

Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225	1,285
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110	115
5.00%, 08/01/2026	155	164
5.00%, 08/01/2027	345	369
5.00%, 08/01/2028	400	427
5.00%, 08/01/2028	460	497
5.00%, 08/01/2029	480	510
5.00%, 08/01/2030	680	720
5.00%, 08/01/2030	1,050	1,146
5.00%, 08/01/2032	750	791
Mirada II Community Development District
2.50%, 05/01/2026	405	375
Mizuho Floater/Residual Trust
3.91%, 05/01/2034(1)(3)(7)	990	990
Monroe County School District
5.00%, 06/01/2033	540	590
5.00%, 06/01/2035	500	543
North AR-1 Pasco Community Development District
2.63%, 05/01/2026	205	190
North Springs Improvement District
4.00%, 05/01/2041	2,000	1,956
Orange County Convention Center
5.00%, 10/01/2023	1,510	1,532
Orange County Health Facilities Authority
5.00%, 10/01/2039	1,125	1,156
Orange County School Board
5.00%, 08/01/2029	1,000	1,059
5.00%, 08/01/2033	1,740	1,839
Orlando Utilities Commission
1.25%, 10/01/2046(1)	1,190	1,013
Palm Beach County Health Facilities Authority
4.00%, 06/01/2026	150	144
4.00%, 06/01/2031	625	565
4.25%, 06/01/2056	2,100	1,530
5.00%, 12/01/2023	105	107
5.00%, 05/15/2024	615	615
5.00%, 12/01/2024	105	109
5.00%, 05/15/2028	1,920	1,879
5.00%, 06/01/2055	2,500	2,189
Palm Beach County School District
5.00%, 08/01/2023	500	506
5.00%, 08/01/2024	220	227
5.00%, 08/01/2026	1,065	1,144
5.00%, 08/01/2026	3,750	4,030
5.00%, 08/01/2030	4,520	4,747
5.00%, 08/01/2032	3,000	3,145
5.00%, 08/01/2038	1,280	1,413
5.00%, 08/01/2039	2,560	2,811
5.25%, 08/01/2038	6,500	7,351
Palm Coast Park Community Development District
2.40%, 05/01/2026	120	111
4.63%, 05/01/2032	500	487
Pasco County School Board
5.00%, 08/01/2030	450	516
5.00%, 08/01/2033	1,000	1,133
Pine Isle Community Development District
3.00%, 12/15/2031(3)	100	84
Pinellas County Housing Finance Authority
0.65%, 01/01/2025(1)	2,210	2,093
Portico Community Development District
2.80%, 05/01/2025	620	591
Preston Cove Community Development District
3.25%, 05/01/2027	200	187
3.60%, 05/01/2032	340	299
Reunion East Community Development District
2.40%, 05/01/2026	145	134
2.85%, 05/01/2031	200	169

Reunion West Community Development District
3.00%, 05/01/2036	450	346
Ridge at Apopka Community Development District
4.75%, 05/01/2027	250	247
River Hall Community Development District
3.00%, 05/01/2031	250	213
Rivers Edge II Community Development District
2.40%, 05/01/2026	350	323
3.00%, 05/01/2031	300	256
Rolling Hills Community Development District
3.13%, 05/01/2027	315	293
3.65%, 05/01/2032	400	352
3.75%, 05/01/2042	485	372
Sarasota County Health Facilities Authority
5.00%, 01/01/2042	750	666
5.00%, 01/01/2047	875	752
Sawyers Landing Community Development District
3.25%, 05/01/2026	300	286
4.25%, 05/01/2053	1,945	1,526
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000	3,148
5.00%, 05/01/2026	1,000	1,042
5.00%, 05/01/2028	2,785	2,895
5.00%, 02/01/2030	500	525
5.00%, 05/01/2031	5,000	5,225
5.00%, 05/01/2031(1)	6,410	6,577
School District of Broward County
5.00%, 07/01/2028	1,500	1,637
5.00%, 07/01/2029	2,545	2,778
5.00%, 07/01/2030	3,955	4,532
5.00%, 07/01/2030	5,500	5,734
5.00%, 07/01/2031	1,000	1,143
5.00%, 07/01/2033	5,000	5,683
5.00%, 07/01/2038	6,410	7,171
5.00%, 07/01/2045	12,400	13,567
Seminole County Industrial Development Authority
3.75%, 11/15/2025	2,690	2,513
4.00%, 06/15/2041(3)	425	341
4.00%, 06/15/2051(3)	830	610
4.00%, 06/15/2056(3)	705	499
Seminole Improvement District
4.40%, 10/01/2027	250	246
5.00%, 10/01/2032	250	246
5.30%, 10/01/2037	500	493
Somerset Community Development District
4.00%, 05/01/2024	200	198
4.00%, 05/01/2025	210	207
4.00%, 05/01/2032	255	236
Southern Groves Community Development District No 5
2.40%, 05/01/2026	130	120
2.80%, 05/01/2031	200	168
Southshore Bay Community Development District
3.00%, 05/01/2033(3)	400	327
St Johns County Industrial Development Authority
4.00%, 12/15/2025	170	165
4.00%, 12/15/2026	185	177
4.00%, 12/15/2027	215	203
St Johns County School Board
5.00%, 07/01/2029	1,250	1,409
5.00%, 07/01/2030	1,500	1,690
5.00%, 07/01/2031	1,000	1,125
State of Florida
5.00%, 06/01/2024	2,415	2,497
5.00%, 07/01/2024	2,460	2,541
State of Florida Department of Transportation Turnpike System Revenue
3.00%, 07/01/2035	1,530	1,404
4.00%, 07/01/2039	3,625	3,557
State of Florida Lottery Revenue
5.00%, 07/01/2024	1,400	1,446

5.00%, 07/01/2024	4,000	4,131
Stillwater Community Development District
2.38%, 06/15/2026(3)	245	225
Sunbridge Stewardship District
5.20%, 05/01/2042	500	469
Sunshine Skyway Bridge
4.00%, 07/01/2037	2,355	2,378
Tampa Bay Water
5.00%, 10/01/2042	1,875	2,061
5.00%, 10/01/2043	2,000	2,191
5.00%, 10/01/2044	3,345	3,653
Tender Option Bond Trust Receipts/Certificates
3.96%, 08/01/2063(1)(3)	10,000	10,000
Tolomato Community Development District
2.00%, 05/01/2023	1,250	1,242
2.00%, 05/01/2024	1,295	1,264
2.10%, 05/01/2025	1,345	1,294
2.80%, 05/01/2027	2,015	1,847
2.88%, 05/01/2027	170	156
3.00%, 05/01/2032	1,500	1,261
3.50%, 05/01/2024	170	168
Town of Davie FL
5.00%, 04/01/2048	1,440	1,449
Tradition Community Development District No 9
2.30%, 05/01/2026	195	180
2.70%, 05/01/2031	270	224
Two Rivers North Community Development District
4.63%, 05/01/2027	125	123
4.88%, 05/01/2032	250	242
V-Dana Community Development District
2.60%, 05/01/2026	125	116
3.13%, 05/01/2031	125	108
Verano No 3 Community Development District
2.38%, 05/01/2026	80	74
3.00%, 05/01/2031	120	102
Viera Stewardship District
2.30%, 05/01/2026	255	235
2.80%, 05/01/2031	465	390
3.13%, 05/01/2041	750	535
Village Community Development District No 13
3.00%, 05/01/2029	960	857
3.38%, 05/01/2034	970	821
Village Community Development District No 14
5.38%, 05/01/2042	4,095	4,035
Volusia County Educational Facility Authority
4.00%, 10/15/2037	740	726
5.00%, 10/15/2044	390	406
5.00%, 10/15/2049	730	755
Volusia County School Board
5.00%, 08/01/2024	2,100	2,167
Watergrass Community Development District II
2.00%, 05/01/2026	285	260
2.50%, 05/01/2031	310	254
West Villages Improvement District
4.00%, 05/01/2024	205	204
Westside Community Development District
3.50%, 05/01/2024(3)	355	350
Westside Haines City Community Development District
2.50%, 05/01/2026	125	116
3.00%, 05/01/2031	215	185
Windward at Lakewood Ranch Community Development District
3.25%, 05/01/2027	355	332
3.63%, 05/01/2032	350	309
Wiregrass II Community Development District
4.50%, 05/01/2027	100	98
4.80%, 05/01/2032	240	232

Total Florida		706,131

Georgia – 3.06%
Atlanta Development Authority
5.25%, 07/01/2044	5,500	5,658
6.50%, 01/01/2029	420	223
6.75%, 01/01/2035	2,390	1,267
7.00%, 01/01/2040	2,585	1,370
Atlanta Urban Redevelopment Agency
2.38%, 07/01/2026(3)	1,350	1,301
2.88%, 07/01/2031(3)	1,680	1,536
Augusta GA Airport Revenue
5.00%, 01/01/2027	370	377
Brookhaven Development Authority
5.00%, 07/01/2025	1,400	1,477
5.00%, 07/01/2031	650	730
5.00%, 07/01/2033	1,135	1,269
5.00%, 07/01/2037	1,800	1,957
City of Atlanta GA Department of Aviation
4.00%, 07/01/2038	255	242
5.00%, 07/01/2026	580	610
5.00%, 07/01/2026	1,210	1,304
5.00%, 07/01/2027	2,635	2,891
5.00%, 01/01/2029	875	886
5.00%, 07/01/2032	250	273
5.00%, 07/01/2033	350	381
5.00%, 07/01/2033	2,000	2,192
5.00%, 07/01/2034	250	270
5.00%, 07/01/2034	1,300	1,416
5.00%, 07/01/2035	350	375
5.00%, 07/01/2036	350	373
5.00%, 07/01/2037	385	408
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2040	14,595	15,068
Cobb County Kennestone Hospital Authority
4.00%, 04/01/2033	500	507
5.00%, 04/01/2047	1,150	1,164
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054(1)	2,700	2,945
5.00%, 07/01/2054(1)	3,330	3,500
Coweta County Residential Care Facilities for the Elderly Authority
4.00%, 03/01/2031	1,260	1,139
4.00%, 03/01/2041	935	748
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235	1,353
Development Authority for Fulton County
5.00%, 06/15/2044	580	626
5.00%, 04/01/2047	1,500	1,519
Development Authority of Burke County
1.50%, 01/01/2040(1)	4,000	3,780
1.70%, 12/01/2049(1)	2,400	2,319
2.25%, 10/01/2032(1)	2,250	2,235
2.25%, 10/01/2032(1)	2,800	2,784
2.88%, 12/01/2049(1)	5,640	5,565
2.93%, 11/01/2053(1)	2,940	2,907
3.25%, 11/01/2045(1)	3,000	2,975
3.75%, 07/01/2049(1)	12,000	12,000
4.10%, 11/01/2052(1)	7,125	7,125
Development Authority of Monroe County
3.90%, 11/01/2048(1)	38,000	38,000
Development Authority Of The City Of Marietta
5.00%, 11/01/2037(3)	3,375	3,228
5.00%, 11/01/2047(3)	500	453
Fayette County Hospital Authority
5.00%, 07/01/2054(1)	1,300	1,321
Fulton County Residential Care Facilities for the Elderly Authority
3.00%, 04/01/2024(3)	275	266
4.00%, 04/01/2051(3)	1,500	985
5.00%, 04/01/2047(3)	700	565
5.00%, 04/01/2054(3)	550	429

Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	650	691
George L Smith II Congress Center Authority
2.38%, 01/01/2031	1,250	1,076
4.00%, 01/01/2036	1,500	1,348
4.00%, 01/01/2054	7,115	5,471
5.00%, 01/01/2054(3)	5,500	4,372
Georgia State Road & Tollway Authority
5.00%, 06/01/2023	1,000	1,008
5.00%, 06/01/2023	3,250	3,276
Glynn-Brunswick Memorial Hospital Authority
4.00%, 08/01/2036	2,000	1,879
4.00%, 08/01/2037	750	696
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635	630
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2024	500	511
Macon-Bibb County Urban Development Authority
5.75%, 06/15/2037(3)	1,000	1,009
Main Street Natural Gas, Inc.
3.59% (1 Month LIBOR USD + 0.83%), 08/01/2048(2)	1,700	1,690
4.00%, 03/01/2023	545	545
4.00%, 12/01/2029	1,370	1,341
4.00%, 04/01/2048(1)	7,520	7,518
4.00%, 08/01/2048(1)	6,475	6,470
4.00%, 08/01/2049(1)	37,670	37,672
4.00%, 03/01/2050(1)	10,000	9,859
4.00%, 05/01/2052(1)	23,800	23,244
4.00%, 07/01/2052(1)	12,855	12,750
4.00%, 09/01/2052(1)	11,210	10,903
5.00%, 05/15/2027	3,000	3,098
5.00%, 05/15/2028	2,500	2,591
5.00%, 05/15/2043	4,520	4,520
5.00%, 12/01/2052(1)	11,480	11,851
Municipal Electric Authority of Georgia
4.00%, 11/01/2023	805	809
4.00%, 01/01/2034	1,800	1,800
4.00%, 01/01/2035	435	425
4.00%, 01/01/2035	1,500	1,488
4.00%, 01/01/2036	435	421
4.00%, 01/01/2037	860	811
4.00%, 01/01/2038	850	792
4.00%, 01/01/2039	850	783
4.00%, 01/01/2046	400	368
4.00%, 01/01/2046	590	542
4.00%, 01/01/2051	220	184
4.00%, 01/01/2051	1,100	954
5.00%, 01/01/2024	830	843
5.00%, 01/01/2025	350	362
5.00%, 01/01/2025	900	931
5.00%, 01/01/2025	950	983
5.00%, 01/01/2026	300	316
5.00%, 01/01/2026	320	337
5.00%, 01/01/2026	1,000	1,052
5.00%, 01/01/2027	300	319
5.00%, 01/01/2027	1,500	1,594
5.00%, 11/01/2027	200	216
5.00%, 01/01/2028	25	27
5.00%, 01/01/2028	750	806
5.00%, 11/01/2028	275	300
5.00%, 11/01/2029	300	331
5.00%, 01/01/2030	1,000	1,081
5.00%, 01/01/2031	685	745
5.00%, 01/01/2033	1,200	1,286
5.00%, 01/01/2034	1,080	1,179
5.00%, 01/01/2035	465	490
5.00%, 01/01/2039	605	619
5.00%, 01/01/2049	3,610	3,545
5.00%, 01/01/2056	190	184
5.00%, 01/01/2056	280	278
5.00%, 01/01/2056	1,930	1,898

5.00%, 01/01/2062	700	713
5.00%, 01/01/2062	1,155	1,176
5.00%, 01/01/2063	515	495
Paulding County Hospital Authority
4.00%, 04/01/2041	3,225	3,020
5.00%, 04/01/2033	250	273
5.00%, 04/01/2034	350	382
5.00%, 04/01/2035	200	217
5.00%, 04/01/2036	330	356
5.00%, 04/01/2037	300	320
5.00%, 04/01/2038	450	478
5.00%, 04/01/2039	725	767
5.00%, 04/01/2042	1,875	1,921
5.00%, 04/01/2043	2,250	2,300
Private Colleges & Universities Authority
4.00%, 04/01/2037	1,000	992
4.00%, 09/01/2037	8,350	8,431
4.00%, 09/01/2038	4,665	4,674
5.00%, 10/01/2023	300	304
5.00%, 04/01/2027	1,900	1,949
5.00%, 04/01/2028	400	433
5.00%, 04/01/2034	780	861
5.00%, 04/01/2044	1,000	1,026
Savannah Economic Development Authority
7.25%, 01/01/2049	120	125
State of Georgia
4.00%, 08/01/2034	6,455	6,827
4.00%, 02/01/2036	5,000	5,114

Total Georgia		372,564

Guam – 0.20%
Antonio B Won Pat International Airport Authority
5.13%, 10/01/2034	780	767
5.25%, 10/01/2029	1,145	1,167
5.38%, 10/01/2033	1,050	1,060
5.38%, 10/01/2043	1,250	1,197
Guam Department of Education
3.63%, 02/01/2025	745	723
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,550	1,561
Guam Power Authority
5.00%, 10/01/2043	1,800	1,846
5.00%, 10/01/2044	1,000	1,025
Territory of Guam
4.00%, 01/01/2036	2,000	1,869
4.00%, 01/01/2042	2,040	1,778
5.00%, 11/01/2027	430	451
5.00%, 01/01/2028	375	394
5.00%, 11/01/2028	485	512
5.00%, 01/01/2029	850	898
5.00%, 11/01/2029	485	515
5.00%, 01/01/2030	750	798
5.00%, 11/01/2030	250	267
5.00%, 01/01/2031	625	668
5.00%, 11/15/2031	3,385	3,562
5.00%, 12/01/2034	1,500	1,538
5.00%, 11/01/2035	875	912
5.00%, 11/01/2040	1,000	1,018

Total Guam		24,526

Hawaii – 0.66%
City & County of Honolulu HI
5.00%, 09/01/2024	1,275	1,323
5.00%, 11/01/2024	1,895	1,974
5.00%, 11/01/2028	540	608
5.00%, 03/01/2029	2,215	2,507
5.00%, 10/01/2029	2,000	2,124
5.00%, 11/01/2029	1,800	2,060

5.00%, 03/01/2030	6,360	7,317
5.00%, 07/01/2034	810	923
5.00%, 07/01/2035	1,345	1,516
Kauai County Community Facilities District
4.00%, 05/15/2028	485	469
State of Hawaii
5.00%, 08/01/2023	1,925	1,949
5.00%, 01/01/2030	2,330	2,628
5.00%, 01/01/2032	12,800	14,367
5.00%, 01/01/2033	9,500	10,614
State of Hawaii Airports System Revenue
5.00%, 07/01/2031	1,275	1,353
5.00%, 07/01/2032	1,500	1,589
5.00%, 07/01/2033	1,425	1,507
5.00%, 07/01/2041	3,000	3,037
State of Hawaii Harbor System Revenue
4.00%, 07/01/2034	2,000	2,036
4.00%, 07/01/2035	2,320	2,345
4.00%, 07/01/2036	545	555
4.00%, 07/01/2039	1,000	988
University of Hawaii
5.00%, 10/01/2028	4,015	4,500
5.00%, 10/01/2028	4,445	4,981
5.00%, 10/01/2029	1,225	1,396
5.00%, 10/01/2030	5,350	6,193

Total Hawaii		80,859

Idaho – 0.18%
Idaho Health Facilities Authority
4.00%, 03/01/2034	400	405
4.00%, 03/01/2035	250	251
4.00%, 03/01/2039	700	660
4.00%, 03/01/2040	835	782
4.00%, 03/01/2041	850	791
4.00%, 03/01/2046	2,900	2,637
5.00%, 03/01/2034	3,155	3,206
Idaho Housing & Finance Association
3.00%, 05/01/2032	480	439
3.00%, 05/01/2032	630	577
4.00%, 07/15/2036	500	504
4.00%, 07/15/2037	645	647
4.00%, 07/15/2038	1,250	1,247
4.00%, 07/15/2039	6,500	6,430
4.00%, 01/01/2050	195	195
5.00%, 07/15/2035	875	982
Spring Valley Community Infrastructure District No 1
3.75%, 09/01/2051(3)	3,512	2,514

Total Idaho		22,267

Illinois – 8.08%
Champaign County Community Unit School District No 4 Champaign
0.00%, 01/01/2025	485	453
Chicago Board of Education
0.00%, 12/01/2025	265	237
0.00%, 12/01/2025	345	307
5.00%, 12/01/2023	2,000	2,019
5.00%, 12/01/2024	130	132
5.00%, 12/01/2024	2,175	2,215
5.00%, 12/01/2025	2,500	2,579
5.00%, 12/01/2026	145	148
5.00%, 12/01/2026	3,660	3,748
5.00%, 12/01/2028	1,270	1,301
5.00%, 12/01/2029	540	554
5.00%, 12/01/2030	2,000	2,050
5.00%, 12/01/2030	2,430	2,490
5.00%, 12/01/2031	2,185	2,236
5.00%, 12/01/2033	300	305
5.00%, 12/01/2033	2,310	2,264
5.00%, 12/01/2033	5,845	5,959
5.00%, 12/01/2034	250	258

5.00%, 12/01/2037	7,950	7,941
5.00%, 12/01/2038	1,250	1,241
5.00%, 12/01/2039	5,000	4,928
5.00%, 12/01/2041	550	531
5.00%, 12/01/2042	200	191
5.00%, 12/01/2042	925	925
5.00%, 12/01/2046	1,200	1,141
5.00%, 12/01/2046	3,555	3,376
5.00%, 12/01/2047	5,295	5,091
6.50%, 12/01/2046	100	105
6.75%, 12/01/2030(3)	1,500	1,659
7.00%, 12/01/2046(3)	400	433
Chicago Midway International Airport
4.00%, 01/01/2033	1,915	1,881
5.00%, 01/01/2027	1,800	1,865
5.00%, 01/01/2027	6,750	6,828
5.00%, 01/01/2030	865	872
5.00%, 01/01/2032	2,000	2,012
5.00%, 01/01/2034	1,000	1,004
5.00%, 01/01/2041	835	845
5.00%, 01/01/2046	300	302
5.50%, 01/01/2028	5,000	5,006
Chicago O’Hare International Airport
4.00%, 01/01/2035	6,450	6,486
4.00%, 01/01/2036	2,500	2,508
4.00%, 01/01/2036	3,285	3,272
4.00%, 01/01/2037	2,500	2,486
4.00%, 01/01/2038	1,500	1,461
5.00%, 01/01/2025	415	427
5.00%, 01/01/2027	520	547
5.00%, 01/01/2028	1,000	1,048
5.00%, 01/01/2030	520	554
5.00%, 01/01/2030	2,000	2,076
5.00%, 01/01/2030	3,105	3,172
5.00%, 01/01/2031	660	690
5.00%, 01/01/2031	700	715
5.00%, 01/01/2031	835	890
5.00%, 01/01/2032	600	654
5.00%, 01/01/2032	1,140	1,213
5.00%, 01/01/2032	1,300	1,327
5.00%, 01/01/2032	11,555	11,972
5.00%, 01/01/2033	345	363
5.00%, 01/01/2033	400	435
5.00%, 01/01/2033	1,200	1,274
5.00%, 01/01/2033	2,520	2,606
5.00%, 07/01/2033	550	565
5.00%, 01/01/2034	325	352
5.00%, 01/01/2034	400	419
5.00%, 01/01/2035	715	768
5.00%, 01/01/2035	1,285	1,352
5.00%, 01/01/2036	430	446
5.00%, 01/01/2036	750	799
5.00%, 01/01/2037	2,000	2,051
5.00%, 01/01/2042	500	506
5.00%, 01/01/2048	880	899
5.00%, 01/01/2048	1,025	1,039
5.00%, 01/01/2053	615	626
Chicago Park District
5.00%, 01/01/2029	3,000	3,056
5.00%, 01/01/2044	5,700	5,999
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2023	240	242
5.00%, 06/01/2024	200	205
5.00%, 06/01/2025	200	207
5.00%, 06/01/2026	160	168
5.00%, 06/01/2026	8,275	8,680
5.00%, 06/01/2029	1,500	1,630
City of Chicago IL

4.00%, 01/01/2035	1,300	1,220
4.00%, 01/01/2036	4,000	3,703
5.00%, 01/01/2027	500	522
5.00%, 01/01/2027	2,000	2,070
5.00%, 01/01/2030	2,000	2,108
5.00%, 01/01/2030	2,380	2,508
5.00%, 01/01/2031	2,400	2,529
5.00%, 01/01/2031	2,915	3,090
5.00%, 01/01/2032	13,095	13,865
5.00%, 01/01/2033	2,000	2,114
5.00%, 01/01/2034	1,445	1,522
5.00%, 01/01/2035	750	760
5.00%, 01/01/2035	2,650	2,630
5.00%, 01/01/2035	7,540	7,821
5.00%, 01/01/2039	1,200	1,199
5.25%, 01/01/2027	2,435	2,486
5.50%, 01/01/2035	1,000	1,017
5.50%, 01/01/2039	4,000	4,200
5.50%, 01/01/2040	1,750	1,831
5.50%, 01/01/2041	4,000	4,131
5.50%, 01/01/2043	1,650	1,700
5.63%, 01/01/2031	1,500	1,570
5.75%, 01/01/2034	2,000	2,085
6.00%, 01/01/2038	1,910	2,014
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000	2,040
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2023	450	450
5.00%, 01/01/2024	500	509
5.00%, 01/01/2028	2,900	2,932
5.00%, 01/01/2028	3,000	3,002
5.00%, 01/01/2029	1,300	1,314
5.00%, 01/01/2030	1,000	1,060
5.00%, 01/01/2030	1,310	1,360
5.00%, 01/01/2033	2,000	2,032
5.00%, 01/01/2039	1,000	1,004
5.00%, 01/01/2044	5,000	5,003
City of Chicago IL Waterworks Revenue
4.00%, 11/01/2023	1,025	1,026
5.00%, 11/01/2023	650	659
5.00%, 11/01/2024	250	258
5.00%, 11/01/2024	1,000	1,034
5.00%, 11/01/2024	1,150	1,189
5.00%, 11/01/2025	1,000	1,024
5.00%, 11/01/2033	500	509
City of Galesburg IL
4.00%, 10/01/2036	565	532
5.00%, 10/01/2029	230	245
5.00%, 10/01/2031	325	349
City of Joliet IL
5.00%, 12/15/2037	1,000	1,105
5.00%, 12/15/2038	1,090	1,199
5.25%, 12/15/2039	730	815
5.50%, 12/15/2042	1,305	1,477
City of Springfield IL
5.00%, 12/01/2024	340	353
5.00%, 12/01/2025	395	417
5.00%, 12/01/2026	160	166
City of Sterling IL
4.00%, 11/01/2031	500	530
4.00%, 11/01/2032	500	527
City of Waukegan IL
4.00%, 12/30/2024	540	551
City of Waukegan IL Water & Sewer System Revenue
4.00%, 12/30/2036	500	506
5.00%, 12/30/2031	635	726
Community Unit School District Number 427 DeKalb & Kane Counties Illinois
4.00%, 02/01/2032	700	735

4.00%, 02/01/2035	350	363
4.00%, 02/01/2037	535	544
4.00%, 02/01/2039	415	420
4.00%, 02/01/2041	475	475
Cook County Community College District No 508
5.25%, 12/01/2028	1,150	1,157
Cook County School District No 87 Berkeley
3.00%, 12/01/2034	1,000	901
3.00%, 12/01/2037	1,000	838
3.00%, 12/01/2038	1,000	818
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850	885
County of Cook IL
4.00%, 11/15/2026	555	571
4.00%, 11/15/2027	560	579
4.00%, 11/15/2028	280	290
5.00%, 11/15/2023	350	355
5.00%, 11/15/2023	3,090	3,147
5.00%, 11/15/2024	375	387
5.00%, 11/15/2025	375	395
5.00%, 11/15/2026	750	801
5.00%, 11/15/2026	1,450	1,549
5.00%, 11/15/2029	1,000	1,068
5.00%, 11/15/2029	1,630	1,809
5.00%, 11/15/2030	500	534
5.00%, 11/15/2031	1,750	1,959
5.00%, 11/15/2032	2,800	3,121
5.00%, 11/15/2034	1,200	1,245
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2032	175	199
5.00%, 11/15/2033	150	169
5.00%, 11/15/2033	2,795	2,988
5.00%, 11/15/2035	315	348
5.00%, 11/15/2036	645	708
5.25%, 11/15/2035	3,000	3,202
County of Kendall IL
5.00%, 12/15/2024	2,190	2,274
County of Sangamon IL
3.00%, 12/15/2032	500	479
4.00%, 12/15/2036	500	507
Crawford Hospital District
4.00%, 01/01/2041	580	539
Illinois Development Finance Authority
0.00%, 07/15/2025	4,500	4,140
8.00%, 06/01/2032	930	931
Illinois Finance Authority
3.00%, 07/01/2035	2,250	2,018
3.63%, 02/15/2032	355	357
3.75%, 02/15/2034	200	201
4.00%, 05/15/2023	10	10
4.00%, 05/15/2023	85	85
4.00%, 10/01/2028(3)	280	265
4.00%, 10/15/2028	670	630
4.00%, 11/01/2028	235	236
4.00%, 10/01/2029(3)	405	379
4.00%, 10/15/2029	1,045	968
4.00%, 10/01/2030(3)	630	583
4.00%, 10/15/2030	730	667
4.00%, 11/01/2030	250	249
4.00%, 11/01/2030	2,500	2,526
4.00%, 10/01/2031(3)	620	566
4.00%, 10/15/2031	1,135	1,023
4.00%, 10/01/2032(3)	340	306
4.00%, 10/01/2033(3)	375	333
4.00%, 08/01/2034	2,050	1,942
4.00%, 08/01/2035	1,625	1,518
4.00%, 02/15/2036	800	805
4.00%, 07/15/2037	3,090	3,107

4.00%, 08/01/2037	1,160	1,054
4.00%, 07/15/2038	5,750	5,759
4.00%, 08/01/2038	1,165	1,047
4.00%, 10/01/2038	7,090	7,094
4.00%, 07/15/2039	6,280	6,268
4.00%, 08/15/2039	9,280	8,789
4.00%, 02/15/2041	5	5
4.00%, 02/15/2041	130	136
4.13%, 08/15/2037	1,090	1,033
4.75%, 05/15/2033	125	126
4.75%, 05/15/2033	835	803
5.00%, 11/15/2023	1,680	1,706
5.00%, 12/01/2023	1,880	1,908
5.00%, 01/01/2024	250	255
5.00%, 02/15/2024	215	219
5.00%, 05/15/2024	350	359
5.00%, 02/15/2025	695	723
5.00%, 07/15/2025	230	242
5.00%, 08/01/2025	1,605	1,646
5.00%, 02/15/2026	360	383
5.00%, 02/15/2026	1,345	1,426
5.00%, 08/15/2026	1,500	1,609
5.00%, 03/01/2028	15	16
5.00%, 05/15/2028	12,620	13,606
5.00%, 07/01/2028	750	817
5.00%, 09/01/2028	500	518
5.00%, 01/01/2029	1,650	1,792
5.00%, 02/15/2029	1,445	1,552
5.00%, 10/01/2029	505	559
5.00%, 12/01/2029	340	355
5.00%, 02/15/2030	1,240	1,330
5.00%, 05/15/2030	1,180	1,140
5.00%, 07/01/2030	275	296
5.00%, 07/15/2030	710	780
5.00%, 09/01/2030	430	445
5.00%, 10/01/2030	565	622
5.00%, 11/01/2030	1,455	1,517
5.00%, 11/15/2030	2,000	2,076
5.00%, 01/01/2031	3,545	3,838
5.00%, 02/15/2031	300	321
5.00%, 05/15/2031	5,000	5,333
5.00%, 07/01/2031	1,420	1,535
5.00%, 08/15/2031	1,525	1,726
5.00%, 08/15/2032	730	826
5.00%, 05/15/2033	795	607
5.00%, 07/01/2033	10,000	11,163
5.00%, 08/15/2033	250	269
5.00%, 08/15/2033	1,695	1,908
5.00%, 10/01/2033	500	528
5.00%, 10/01/2033	700	756
5.00%, 12/01/2033	700	725
5.00%, 01/01/2034	605	655
5.00%, 02/15/2034	1,890	2,006
5.00%, 07/01/2034	300	323
5.00%, 08/15/2034	2,500	2,630
5.00%, 10/01/2034	430	452
5.00%, 11/15/2034	300	307
5.00%, 11/15/2034	3,000	3,073
5.00%, 07/01/2035	2,160	2,312
5.00%, 08/15/2035	100	102
5.00%, 08/15/2035	600	646
5.00%, 10/01/2035	400	418
5.00%, 10/01/2035	4,470	4,682
5.00%, 02/15/2036	905	954
5.00%, 07/01/2036	830	895
5.00%, 08/15/2036	1,000	1,077
5.00%, 10/01/2036	620	655
5.00%, 01/01/2037	2,785	3,040

5.00%, 05/15/2037	395	378
5.00%, 05/15/2037	1,050	1,101
5.00%, 08/15/2037	1,000	1,077
5.00%, 08/15/2038	1,000	1,093
5.00%, 11/15/2038	3,795	3,820
5.00%, 08/15/2039	1,200	1,305
5.00%, 08/15/2040	5,000	5,393
5.00%, 02/15/2041	1,075	1,105
5.00%, 05/15/2041	400	350
5.00%, 08/01/2042	120	119
5.00%, 01/01/2044	4,145	4,524
5.00%, 08/15/2044	200	192
5.00%, 12/01/2046	5,950	5,733
5.00%, 05/15/2047	100	90
5.00%, 08/01/2049	140	136
5.00%, 05/15/2050(1)	1,625	1,660
5.00%, 05/15/2050(1)	2,170	2,288
5.00%, 05/15/2051	1,000	822
5.00%, 05/15/2056	1,630	1,315
5.13%, 05/15/2038	1,000	716
5.25%, 08/15/2031	500	543
5.25%, 07/01/2035	20,085	22,515
5.25%, 02/15/2037	380	381
5.25%, 05/15/2047	35	35
5.25%, 05/15/2047	245	230
5.25%, 05/15/2054	1,000	630
Illinois Housing Development Authority
0.80%, 07/01/2026	1,000	912
3.50%, 04/01/2052	5,545	5,445
3.75%, 04/01/2050	565	563
4.50%, 10/01/2048	3,750	3,802
6.25%, 10/01/2052	5,825	6,384
Illinois Municipal Electric Agency
4.00%, 02/01/2034	4,500	4,538
4.00%, 02/01/2035	24,645	24,710
5.00%, 02/01/2023	285	285
5.00%, 02/01/2031	470	489
5.00%, 02/01/2032	5,000	5,187
Illinois Sports Facilities Authority
5.00%, 06/15/2030	700	710
5.00%, 06/15/2030	750	762
5.00%, 06/15/2031	575	582
5.25%, 06/15/2032	1,735	1,772
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935	954
5.00%, 01/01/2025	1,250	1,305
5.00%, 01/01/2026	1,550	1,653
5.00%, 01/01/2028	3,000	3,312
5.00%, 12/01/2031	235	248
5.00%, 12/01/2032	425	448
5.00%, 01/01/2034	1,300	1,408
5.00%, 01/01/2036	1,000	1,094
5.00%, 01/01/2037	1,260	1,310
5.00%, 01/01/2038	20,000	20,218
5.00%, 01/01/2041	2,190	2,312
5.00%, 01/01/2041	6,665	6,838
5.00%, 01/01/2042	5,515	5,719
5.00%, 01/01/2044	2,270	2,367
5.00%, 01/01/2046	1,140	1,205
Illinois State University
5.00%, 04/01/2032	1,745	1,929
Jersey & Greene County Community Unit School District No 100 Jerseyville
5.00%, 12/01/2027	1,105	1,171
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2025	4,125	4,297
5.00%, 02/01/2026	1,930	2,051
La Salle County Community Unit School District No 2 Serena
5.25%, 12/01/2036	1,440	1,617

5.50%, 12/01/2040	2,145	2,403
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000	1,041
5.00%, 01/01/2027	100	104
5.00%, 01/01/2027	2,100	2,187
Lake County Consolidated High School District No 120 Mundelein
5.50%, 12/01/2039	1,000	1,108
Lake County School District No 112 North Shore
4.00%, 12/01/2037	1,695	1,707
Macon & de Witt Counties Community Unit School District No 2 Maroa-Forsyth
4.00%, 12/01/2034	820	850
4.00%, 12/01/2035	870	894
4.00%, 12/01/2036	500	505
4.00%, 12/01/2037	400	406
Macon County School District No 61 Decatur
4.00%, 01/01/2029	1,240	1,283
4.00%, 01/01/2033	1,950	1,997
4.00%, 01/01/2034	1,750	1,790
Madison County Community Unit School District No 8 Bethalto
4.00%, 12/01/2034	775	803
4.00%, 12/01/2040	1,965	1,965
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	460	446
0.00%, 01/15/2024	540	520
0.00%, 01/15/2025	1,000	932
0.00%, 01/15/2026	1,000	902
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2023	165	159
0.00%, 06/15/2028	15,615	12,649
0.00%, 06/15/2029	2,540	1,969
0.00%, 12/15/2030	11,000	7,980
0.00%, 12/15/2034	550	321
0.00%, 12/15/2035	10,000	5,464
0.00%, 06/15/2037	1,490	735
0.00%, 06/15/2041	1,460	565
4.00%, 06/15/2052	1,820	1,473
5.00%, 12/15/2027	2,500	2,602
5.00%, 12/15/2028	1,000	1,030
5.00%, 12/15/2032	550	564
5.00%, 06/15/2042	4,600	4,601
5.00%, 06/15/2050	16,465	16,039
5.00%, 06/15/2057	3,275	3,155
5.50%, 06/15/2053	5,000	5,043
Metropolitan Water Reclamation District of Greater Chicago
5.25%, 12/01/2032	1,800	2,156
Northern Illinois University
4.00%, 10/01/2032	515	519
4.00%, 10/01/2034	1,000	995
4.00%, 10/01/2039	875	824
4.00%, 10/01/2040	800	742
4.00%, 10/01/2041	800	733
4.00%, 10/01/2043	975	880
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375	1,494
Peoria Public Building Commission
5.00%, 12/01/2023	2,375	2,417
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2023	1,740	1,753
5.00%, 06/01/2024	2,275	2,334
Regional Transportation Authority
5.75%, 06/01/2034	3,400	3,994
Sales Tax Securitization Corp.
5.00%, 01/01/2025	1,000	1,037
5.00%, 01/01/2025	4,000	4,148
5.00%, 01/01/2026	2,000	2,110
5.00%, 01/01/2029	1,000	1,082
5.00%, 01/01/2037	1,140	1,215
5.25%, 01/01/2043	1,100	1,134

Sangamon & Morgan Counties Community Unit School District No 16 New Berlin
5.00%, 12/01/2040	1,625	1,740
Sangamon Logan & Menard Counties Community Unit School Distributors No 15 Williamsville
5.00%, 12/01/2027	325	353
5.00%, 12/01/2029	710	792
5.00%, 12/01/2031	600	666
5.00%, 12/01/2032	400	443
5.00%, 12/01/2033	375	414
Southern Illinois University
4.00%, 04/01/2029	200	206
4.00%, 04/01/2035	300	292
4.00%, 04/01/2039	500	468
5.00%, 04/01/2032	240	260
5.00%, 04/01/2033	300	322
Southwestern Illinois Development Authority
4.00%, 04/15/2031	1,000	1,054
State of Illinois
4.00%, 01/01/2023	330	330
4.00%, 03/01/2024	4,000	4,011
4.00%, 02/01/2030	4,725	4,764
4.00%, 03/01/2031	1,500	1,445
4.00%, 10/01/2032	1,390	1,312
4.00%, 03/01/2038	1,125	1,004
4.00%, 11/01/2039	2,000	1,746
4.00%, 10/01/2040	800	690
5.00%, 02/01/2023	235	235
5.00%, 03/01/2023	2,320	2,325
5.00%, 09/01/2023	1,365	1,377
5.00%, 09/01/2024	1,365	1,389
5.00%, 11/01/2024	750	764
5.00%, 02/01/2025	455	460
5.00%, 05/01/2025	3,050	3,089
5.00%, 06/01/2025	880	900
5.00%, 10/01/2025	355	364
5.00%, 10/01/2025	10,000	10,246
5.00%, 11/01/2025	2,040	2,091
5.00%, 11/01/2025	17,705	18,149
5.00%, 02/01/2026	705	724
5.00%, 06/01/2026	125	129
5.00%, 10/01/2026	2,270	2,339
5.00%, 11/01/2026	5,120	5,278
5.00%, 12/01/2026	1,380	1,423
5.00%, 02/01/2027	1,635	1,687
5.00%, 03/01/2027	250	258
5.00%, 02/01/2028	1,000	1,028
5.00%, 05/01/2028	265	267
5.00%, 11/01/2028	5,000	5,115
5.00%, 11/01/2028	15,940	16,393
5.00%, 02/01/2029	1,000	1,023
5.00%, 03/01/2029	2,620	2,708
5.00%, 04/01/2029	605	609
5.00%, 03/01/2030	1,875	1,935
5.00%, 03/01/2030	11,310	11,673
5.00%, 10/01/2030	3,575	3,687
5.00%, 03/01/2031	11,350	11,702
5.00%, 10/01/2031	1,750	1,793
5.00%, 10/01/2031	7,300	7,438
5.00%, 05/01/2032	6,050	6,073
5.00%, 01/01/2033	415	418
5.00%, 03/01/2033	1,000	1,017
5.00%, 03/01/2034	1,000	1,015
5.00%, 05/01/2034	2,500	2,506
5.00%, 01/01/2035	1,400	1,407
5.00%, 03/01/2035	3,670	3,716
5.00%, 03/01/2035	23,005	23,291
5.00%, 03/01/2036	1,000	1,008
5.00%, 05/01/2038	1,200	1,197

5.00%, 02/01/2039	1,500	1,490
5.00%, 01/01/2041	800	788
5.00%, 11/01/2041	1,500	1,473
5.25%, 02/01/2029	3,720	3,754
5.25%, 02/01/2030	100	101
5.25%, 12/01/2030	11,685	12,054
5.25%, 02/01/2031	760	766
5.50%, 07/01/2024	1,000	1,009
5.50%, 05/01/2025	840	868
5.50%, 07/01/2025	400	403
5.50%, 07/01/2038	1,500	1,503
5.50%, 03/01/2042	3,125	3,222
State of Illinois Sales Tax Revenue
4.00%, 06/15/2027	1,000	1,019
5.00%, 06/15/2023	510	513
5.00%, 06/15/2024	590	601
5.00%, 06/15/2024	4,905	4,933
5.00%, 06/15/2025	340	350
5.00%, 06/15/2025	4,190	4,215
5.00%, 06/15/2026	500	521
5.00%, 06/15/2027	1,000	1,051
University of Illinois
3.00%, 04/01/2034	3,400	3,073
4.00%, 04/01/2036	1,500	1,461
Upper Illinois River Valley Development Authority
5.25%, 12/01/2037(3)	2,005	1,858
Village of Bolingbrook IL
4.00%, 03/01/2023	500	501
4.00%, 03/01/2025	500	510
4.00%, 03/01/2027	1,000	1,025
Village of Bourbonnais IL
5.25%, 12/01/2042	2,840	3,126
Village of Hillside IL
5.00%, 01/01/2024	420	421
Will County Community Unit School District No 365 Valley View
0.00%, 11/01/2025	1,520	1,373
0.00%, 11/01/2026	905	795
5.00%, 11/01/2023	420	427
5.00%, 11/01/2024	2,390	2,482
5.00%, 11/01/2026	1,800	1,947
Will County School District No 114 Manhattan
5.00%, 01/01/2037	370	408
5.00%, 01/01/2038	355	390
5.25%, 01/01/2039	280	311
5.25%, 01/01/2041	1,160	1,276
5.50%, 01/01/2047	3,290	3,632
Woodford Lasalle Livingston Etc Counties Community Unit Distributors No 6 Fieldcrest
4.00%, 12/01/2034	1,000	1,027
4.00%, 12/01/2036	1,095	1,088

Total Illinois		983,422

Indiana – 1.68%
Ball State University
5.00%, 07/01/2033	955	1,033
Center Grove Community School Corp.
5.00%, 01/01/2024	1,435	1,454
City of Indianapolis Department of Public Utilities Water System Revenue
5.00%, 10/01/2037	10,000	10,452
City of Whiting IN
5.00%, 12/01/2044(1)	21,625	22,134
County of St Joseph IN
5.00%, 04/01/2033	1,245	1,348
Elkhart County Building Corp.
4.00%, 12/01/2032	1,265	1,340
Evansville Waterworks District
5.00%, 01/01/2037	500	557

Indiana Finance Authority
0.65%, 08/01/2025	2,250	2,059
0.70%, 12/01/2046(1)	8,525	7,933
0.75%, 12/01/2038(1)	500	434
0.95%, 12/01/2038(1)	900	789
1.40%, 08/01/2029	2,500	2,140
2.25%, 12/01/2058(1)	1,285	1,254
2.50%, 11/01/2030	1,000	852
3.40%, 05/01/2034(1)	25,000	24,976
3.75%, 03/01/2031(1)	1,450	1,467
4.00%, 02/01/2036	15,000	15,597
4.00%, 10/01/2036	1,100	1,117
4.00%, 02/01/2037	12,395	12,592
4.13%, 12/01/2026	7,055	6,892
4.25%, 11/01/2030	4,175	4,029
4.50%, 05/01/2035(1)	1,200	1,214
4.50%, 12/15/2046(1)	10,000	9,994
5.00%, 12/01/2024	3,000	3,131
5.00%, 05/01/2026	1,100	1,174
5.00%, 11/01/2026	1,200	1,292
5.00%, 05/01/2027	700	759
5.00%, 05/01/2029	685	766
5.00%, 11/01/2029	2,350	2,570
5.00%, 09/01/2031	440	465
5.00%, 03/01/2036	4,000	4,105
5.00%, 09/01/2036	1,000	1,043
5.25%, 02/01/2033	2,500	2,615
5.25%, 01/01/2051	5,450	5,497
5.50%, 07/01/2052	3,400	3,537
Indiana Health Facility Financing Authority
2.00%, 11/15/2036(1)	2,070	2,068
Indiana Housing & Community Development Authority
3.00%, 07/01/2050	850	826
3.00%, 07/01/2051	915	890
3.50%, 01/01/2049	850	841
5.00%, 01/01/2023	575	575
5.00%, 01/01/2024	285	291
5.00%, 01/01/2024	500	509
5.00%, 07/01/2024	295	304
5.00%, 07/01/2024	500	514
5.00%, 01/01/2025	300	313
5.00%, 01/01/2025	1,245	1,292
5.00%, 01/01/2026	300	319
5.00%, 01/01/2026	600	634
5.00%, 07/01/2026	320	344
5.00%, 07/01/2026	400	426
5.00%, 01/01/2027	300	325
5.00%, 01/01/2027	575	618
5.00%, 07/01/2027	300	328
5.00%, 07/01/2027	400	433
5.00%, 01/01/2028	600	653
5.00%, 07/01/2028	500	547
Indianapolis Local Public Improvement Bond Bank
5.00%, 06/01/2023	435	438
5.00%, 07/15/2023	300	303
5.00%, 07/15/2024	1,000	1,033
5.00%, 01/01/2025	1,195	1,231
5.00%, 07/15/2025	750	793
5.00%, 06/01/2026	3,300	3,505
5.00%, 01/15/2027	700	762
5.00%, 01/01/2028	455	461
5.00%, 01/15/2028	500	554
5.00%, 01/01/2029	1,000	1,042

5.00%, 01/01/2030	3,530	3,573
5.00%, 01/01/2031	1,000	1,041
5.00%, 01/01/2032	5,000	5,117
5.00%, 01/01/2036	615	684
5.00%, 01/01/2037	900	987
5.00%, 01/01/2038	1,125	1,224
5.00%, 01/01/2039	1,250	1,354
5.00%, 02/01/2054	2,020	2,100
Lebanon Middle School Building Corp.
5.00%, 01/10/2023	1,065	1,065
5.00%, 07/10/2023	1,740	1,758
Mount Vernon of Hancock County Multi-School Building Corp.
5.50%, 07/15/2035	500	578
5.50%, 07/15/2036	1,000	1,149
5.50%, 07/15/2038	1,000	1,137
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390	414
5.00%, 01/15/2029	540	573
5.00%, 01/15/2030	700	742

Total Indiana		205,279

Iowa – 0.32%
City of Coralville IA
4.00%, 06/01/2026	415	406
4.00%, 06/01/2028	300	290
4.00%, 05/01/2030	805	805
4.00%, 06/01/2034	890	818
5.00%, 05/01/2036	735	763
5.00%, 05/01/2038	1,400	1,439
5.00%, 05/01/2040	2,260	2,303
5.00%, 05/01/2041	1,650	1,675
Dubuque Community School District Infrastructure Sales Services & Use Tax
3.00%, 07/01/2036	600	532
3.00%, 07/01/2037	675	584
Iowa Finance Authority
1.50%, 01/01/2042(1)	1,370	1,339
4.75%, 08/01/2042	1,180	1,107
5.00%, 05/15/2043	270	233
5.00%, 05/15/2048	825	684
Iowa Higher Education Loan Authority
4.00%, 10/01/2030	380	382
4.00%, 10/01/2031	395	394
4.00%, 10/01/2032	140	139
4.00%, 10/01/2033	275	271
4.00%, 10/01/2036	325	306
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	1,000	1,042
5.00%, 12/01/2025	1,775	1,848
5.00%, 12/01/2028	1,640	1,773
5.00%, 12/01/2029	1,275	1,386
5.00%, 12/01/2030	1,000	1,099
Iowa Tobacco Settlement Authority
0.00%, 06/01/2065	4,015	433
PEFA, Inc.
5.00%, 09/01/2049(1)	17,160	17,570

Total Iowa		39,621

Kansas – 0.24%
City of Lenexa KS
5.00%, 05/15/2039	325	311
City of Manhattan KS

4.00%, 06/01/2027	2,275	2,268
4.00%, 06/01/2028	300	281
4.00%, 06/01/2036	500	416
City of Overland Park KS Sales Tax Revenue
6.50%, 11/15/2042(3)	4,025	4,074
City of Prairie Village KS
2.88%, 04/01/2030	375	328
3.13%, 04/01/2036	500	394
Kansas Development Finance Authority
5.00%, 11/15/2054(1)	4,710	5,216
5.00%, 11/15/2054(1)	14,000	15,169
Wyandotte County Unified School District No 500 Kansas City
4.13%, 09/01/2037	750	790

Total Kansas		29,247

Kentucky – 1.53%
City of Ashland KY
4.00%, 02/01/2034	500	488
4.00%, 02/01/2038	620	567
5.00%, 02/01/2028	255	271
5.00%, 02/01/2032	395	418
City of Berea KY
3.30%, 06/01/2032(1)	1,600	1,600
City of Henderson KY
3.70%, 01/01/2032(3)	5,000	4,757
4.45%, 01/01/2042(3)	1,000	909
4.45%, 01/01/2042(3)	6,520	5,927
4.70%, 01/01/2052(3)	1,955	1,727
County of Carroll KY
1.55%, 09/01/2042(1)	10,750	9,779
1.75%, 10/01/2034(1)	1,045	941
County of Trimble KY
1.30%, 09/01/2044(1)	3,000	2,531
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000	1,035
5.00%, 09/01/2025	1,250	1,314
Kentucky Bond Development Corp.
5.00%, 09/01/2038	1,000	1,088
Kentucky Economic Development Finance Authority
4.00%, 05/01/2034(1)	19,000	19,000
5.00%, 08/01/2030	2,160	2,303
5.00%, 05/15/2031	350	322
5.00%, 06/01/2037	480	492
5.00%, 06/01/2041	225	227
5.00%, 06/01/2045	1,000	1,003
5.00%, 12/01/2045	300	304
5.00%, 05/15/2046	500	387
5.00%, 12/01/2047	180	177
5.00%, 05/15/2051	325	243
5.25%, 06/01/2041	725	738
6.00%, 11/15/2036	275	238
6.25%, 11/15/2046	2,325	1,882
6.38%, 11/15/2051	250	198
Kentucky Public Energy Authority
4.00%, 04/01/2048(1)	12,000	11,979
4.00%, 01/01/2049(1)	12,500	12,409
4.00%, 12/01/2049(1)	10,000	9,908
4.00%, 02/01/2050(1)	30,855	30,243
4.00%, 12/01/2050(1)	17,720	17,542
Kentucky Public Transportation Infrastructure Authority
5.75%, 07/01/2049	1,060	1,071
6.00%, 07/01/2053	970	981

Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,495	1,604
5.00%, 04/01/2027	1,000	1,080
5.00%, 11/01/2027	2,435	2,610
5.00%, 05/01/2029	1,000	1,083
5.00%, 05/01/2029	1,025	1,126
5.00%, 11/01/2031	1,685	1,856
5.00%, 05/01/2032	270	295
Kentucky State University
3.00%, 11/01/2032	160	152
4.00%, 11/01/2038	500	495
5.00%, 11/01/2029	250	282
5.00%, 11/01/2031	180	208
Kentucky Turnpike Authority
5.00%, 07/01/2033	340	389
5.00%, 07/01/2035	500	562
Louisville & Jefferson County Metropolitan Government
4.00%, 04/01/2036	12,510	13,014
5.00%, 10/01/2023	1,565	1,584
5.00%, 10/01/2030	2,500	2,620
5.00%, 10/01/2032	430	448
5.00%, 10/01/2037	1,200	1,245
5.00%, 10/01/2047(1)	740	777
5.00%, 10/01/2047(1)	1,100	1,193
5.00%, 10/01/2047(1)	2,165	2,180
Tender Option Bond Trust Receipts/Certificates
3.50%, 11/01/2060(1)(3)	4,500	4,500
3.80%, 02/15/2026(1)(3)	1,800	1,800

Total Kentucky		186,102

Louisiana – 2.05%
City of Youngsville LA Sales Tax Revenue
4.00%, 05/01/2036	250	258
East Baton Rouge Sewerage Commission
5.00%, 02/01/2031	1,000	1,143
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000	1,054
Greater Ouachita Water Co.
5.00%, 09/01/2027	1,000	1,095
5.00%, 09/01/2028	960	1,069
5.00%, 09/01/2029	365	413
Jefferson Parish Consolidated Sewerage District No 1
4.00%, 02/01/2035	1,330	1,384
4.00%, 02/01/2036	750	769
4.00%, 02/01/2038	1,055	1,044
4.00%, 02/01/2039	2,740	2,695
4.00%, 02/01/2042	370	361
Jefferson Parish Consolidated Waterworks District No 2
4.00%, 02/01/2037	5,000	5,046
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038(3)	600	591
5.63%, 06/15/2048(3)	1,560	1,476
Louisiana Local Government Environmental Facilities & Community Development Auth
0.88%, 02/01/2046(1)	7,420	7,001
3.50%, 11/01/2032	6,000	5,596
5.00%, 10/01/2028	1,045	1,159
5.00%, 08/15/2037	20,000	20,823
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027(1)	2,500	2,459
1.65%, 09/01/2034(1)	4,500	4,427
Louisiana Public Facilities Authority
0.00%, 10/01/2027	2,000	1,963
4.00%, 10/01/2036	765	718
4.00%, 10/01/2037	1,005	933
4.00%, 10/01/2040	1,100	986
5.00%, 12/15/2023	335	341
5.00%, 12/15/2024	330	343
5.00%, 12/15/2025	275	290
5.00%, 12/15/2026	300	321
5.00%, 12/15/2028	250	269

5.00%, 12/15/2029	200	215
5.00%, 12/15/2030	150	161
5.00%, 05/15/2031	1,250	1,327
5.00%, 12/15/2031	390	418
5.00%, 05/15/2032	1,000	1,060
5.00%, 05/15/2050(1)	7,500	7,766
Mizuho Floater/Residual Trust
3.32%, 06/01/2033(1)(3)(7)	1,200	1,200
New Orleans Aviation Board
5.00%, 01/01/2024	55	56
5.00%, 01/01/2024	1,525	1,546
5.00%, 01/01/2027	850	874
5.00%, 01/01/2028	155	163
5.00%, 01/01/2029	810	830
5.00%, 01/01/2030	275	288
5.00%, 01/01/2033	740	771
5.00%, 01/01/2033	2,600	2,796
5.00%, 01/01/2034	170	176
5.00%, 01/01/2034	750	779
5.00%, 01/01/2034	2,750	2,943
5.00%, 01/01/2036	500	514
5.00%, 01/01/2037	500	512
5.00%, 01/01/2040	1,540	1,557
5.00%, 01/01/2040	9,890	9,971
Parish of St James LA
4.10%, 11/01/2040(1)	30,000	30,000
4.12%, 11/01/2040(1)	61,725	61,725
6.10%, 06/01/2038(1)(3)	1,000	1,062
6.10%, 12/01/2040(1)(3)	1,930	2,049
6.35%, 07/01/2040(3)	3,015	3,209
6.35%, 10/01/2040(3)	440	468
Parish of St John the Baptist LA
2.00%, 06/01/2037(1)	2,335	2,321
2.10%, 06/01/2037(1)	5,995	5,807
2.13%, 06/01/2037(1)	8,175	7,922
2.20%, 06/01/2037(1)	2,475	2,278
2.38%, 06/01/2037(1)	1,000	924
Port New Orleans Board of Commissioners
5.00%, 04/01/2034	750	785
5.00%, 04/01/2035	420	437
5.00%, 04/01/2037	500	515
Regional Transit Authority Sales Tax Revenue
5.00%, 01/01/2035	6,080	6,843
State of Louisiana
4.00%, 05/01/2032	5,000	5,121
4.00%, 05/01/2034	10,685	10,881
5.00%, 03/01/2038	5,000	5,438

Total Louisiana		249,735

Maine – 0.09%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2035	250	255
4.00%, 07/01/2041	1,480	1,321
4.00%, 07/01/2046	330	285
5.00%, 07/01/2032	550	615
5.00%, 07/01/2034	600	665
5.00%, 07/01/2034	1,000	1,091
5.00%, 07/01/2041	1,235	1,239
5.00%, 07/01/2043	610	615
5.00%, 07/01/2046	1,840	1,825
Maine Municipal Bond Bank
5.00%, 11/01/2033	650	712

Maine Turnpike Authority
5.00%, 07/01/2032	885	1,013
5.00%, 07/01/2034	900	1,019

Total Maine		10,655

Maryland – 2.17%
City of Baltimore MD
4.00%, 07/01/2036	1,460	1,475
4.00%, 07/01/2037	790	789
4.00%, 07/01/2037	1,235	1,233
4.00%, 07/01/2039	605	598
4.50%, 06/01/2033	150	144
5.00%, 09/01/2023	1,000	996
5.00%, 07/01/2026	720	772
5.00%, 07/01/2029	4,770	5,179
5.00%, 09/01/2030	3,000	2,987
5.00%, 09/01/2031	1,000	993
5.00%, 09/01/2032	1,000	990
5.00%, 09/01/2036	2,790	2,650
5.00%, 10/15/2037	890	1,018
5.00%, 09/01/2046	2,550	2,289
City of Gaithersburg MD
5.00%, 01/01/2027	1,335	1,362
5.00%, 01/01/2033	130	130
City of Rockville MD
5.00%, 11/01/2042	2,250	2,003
5.00%, 11/01/2047	1,885	1,628
City of Westminster MD
6.25%, 07/01/2044	1,100	1,111
County of Baltimore MD
4.00%, 03/01/2036	5,075	5,214
5.00%, 10/01/2023	2,495	2,530
5.00%, 03/01/2024	1,100	1,128
County of Montgomery MD
5.00%, 10/01/2024	1,210	1,259
5.38%, 07/01/2048	625	534
County of Prince George’s MD
4.00%, 08/01/2029	4,035	4,060
5.13%, 07/01/2039(3)	1,500	1,451
County of Washington MD
4.00%, 05/01/2036	1,500	1,238
4.00%, 05/01/2042	3,225	2,459
Maryland Community Development Administration
2.70%, 03/01/2023	405	405
2.75%, 09/01/2023	125	125
2.85%, 03/01/2024	325	324
2.95%, 03/01/2025	385	384
3.00%, 09/01/2051	19,975	19,240
3.10%, 03/01/2026	180	179
3.25%, 03/01/2027	595	594
3.50%, 03/01/2050	860	851
4.00%, 09/01/2049	730	731
5.00%, 09/01/2042	2,000	2,052
6.00%, 03/01/2053	8,000	8,725
Maryland Economic Development Corp.
3.25%, 09/01/2030	1,225	1,099
4.00%, 06/01/2038	350	290
4.00%, 09/01/2040	410	348
4.00%, 09/01/2050	2,245	1,751
5.00%, 07/01/2027	1,100	1,100
5.00%, 06/01/2028	2,000	2,122
5.00%, 07/01/2028	100	101
5.00%, 11/12/2028	9,935	10,168
5.00%, 07/01/2029	75	76
5.00%, 06/01/2035	1,415	1,474
5.00%, 07/01/2036	100	97
5.00%, 06/30/2038	2,800	2,823

5.00%, 12/31/2039	2,350	2,358
5.00%, 12/31/2040	3,575	3,560
5.00%, 06/30/2041	4,860	4,801
5.00%, 12/31/2041	5,950	5,877
5.00%, 06/30/2042	5,000	4,920
5.00%, 06/01/2049	1,350	1,360
5.00%, 06/01/2058	600	549
5.25%, 06/30/2053	1,995	2,062
5.25%, 06/30/2055	14,800	14,631
5.38%, 07/01/2038	1,215	1,293
5.75%, 09/01/2025	2,500	2,521
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2042	120	105
4.00%, 06/01/2046	860	746
4.00%, 06/01/2051	1,435	1,209
4.00%, 06/01/2055	895	737
5.00%, 07/01/2024	535	551
5.00%, 07/01/2030	600	624
5.00%, 07/01/2032	750	775
5.00%, 07/01/2035	75	77
5.00%, 08/15/2038	1,945	1,979
5.00%, 07/01/2043	500	504
5.00%, 07/01/2045	2,000	2,003
5.00%, 07/01/2045(1)	2,075	2,205
5.50%, 01/01/2029	1,500	1,604
5.50%, 01/01/2030	1,750	1,867
5.50%, 01/01/2046	2,005	1,942
Maryland Stadium Authority
5.00%, 05/01/2032	765	809
5.00%, 05/01/2041	5,000	5,381
Maryland Stadium Authority Built to Learn Revenue
4.00%, 06/01/2046	3,000	2,768
Maryland State Transportation Authority
5.00%, 07/01/2023	500	505
5.00%, 07/01/2024	1,000	1,032
5.00%, 07/01/2030	4,655	5,114
5.00%, 07/01/2034	1,550	1,766
Montgomery County Housing Opportunities Commission
0.80%, 07/01/2025	700	655
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085	1,209
Rib Floater Trust Various States
3.86%, 11/15/2049(1)(3)	10,600	10,600
State of Maryland
3.00%, 08/01/2027	6,490	6,529
4.00%, 08/01/2035	1,000	1,049
5.00%, 08/01/2024	1,450	1,501
5.00%, 03/15/2032	6,625	7,645
5.00%, 06/01/2034	2,115	2,496
5.00%, 06/01/2035	3,700	4,315
5.00%, 06/01/2036	10,250	11,838
5.00%, 06/01/2037	5,500	6,303
State of Maryland Department of Transportation
3.00%, 10/01/2031	6,000	5,824
3.00%, 10/01/2033	2,500	2,389
5.00%, 12/01/2023	815	831
5.00%, 10/01/2026	11,570	12,573
5.00%, 12/01/2027	1,205	1,338
5.00%, 12/01/2028	1,335	1,509
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000	5,029

Total Maryland		265,147

Massachusetts – 1.71%
City of Boston MA
5.00%, 04/01/2023	2,095	2,105
Commonwealth of Massachusetts
4.00%, 11/01/2037	2,500	2,538
4.00%, 11/01/2040	1,075	1,054
4.00%, 02/01/2042	6,000	5,835
5.00%, 09/01/2023	2,500	2,535
5.00%, 09/01/2025	6,400	6,796

5.00%, 07/01/2028	350	378
5.00%, 12/01/2030	1,500	1,628
5.00%, 01/01/2032	1,890	2,095
5.00%, 10/01/2033	4,075	4,855
5.00%, 07/01/2035	1,500	1,657
5.00%, 01/01/2036	1,000	1,100
5.00%, 04/01/2036	1,520	1,629
5.00%, 07/01/2036	1,000	1,098
5.00%, 07/01/2036	12,630	13,173
5.00%, 04/01/2037	3,850	4,104
5.00%, 09/01/2038	2,620	2,834
5.00%, 07/01/2040	5,000	5,165
5.00%, 05/01/2049	2,665	2,818
5.50%, 08/01/2030	1,140	1,359
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2034	4,930	5,416
5.00%, 06/01/2035	4,000	4,360
5.00%, 06/01/2036	3,845	4,182
5.00%, 06/01/2040	7,435	7,974
Massachusetts Bay Transportation Authority Sales Tax Revenue
5.00%, 07/01/2040	5,000	5,188
Massachusetts Clean Water Trust
5.00%, 08/01/2031	1,790	2,011
Massachusetts Development Finance Agency
4.00%, 07/15/2036	8,160	8,325
4.00%, 07/01/2045	1,325	1,239
5.00%, 07/01/2023	900	908
5.00%, 10/01/2024	2,020	2,094
5.00%, 07/01/2025	1,090	1,128
5.00%, 10/01/2025	905	939
5.00%, 07/01/2026	1,140	1,192
5.00%, 10/01/2026	955	1,002
5.00%, 10/01/2028	475	521
5.00%, 07/01/2030	590	648
5.00%, 01/01/2031	475	493
5.00%, 10/01/2031	355	392
5.00%, 01/01/2032	635	658
5.00%, 07/01/2032	500	530
5.00%, 10/01/2032	1,000	1,184
5.00%, 01/01/2033	540	557
5.00%, 07/15/2033(3)	315	318
5.00%, 10/01/2033	1,000	1,177
5.00%, 01/01/2034	710	730
5.00%, 07/01/2034	500	525
5.00%, 07/15/2034(3)	270	271
5.00%, 01/01/2035	745	763
5.00%, 07/15/2035(3)	275	275
5.00%, 01/01/2036	1,100	1,122
5.00%, 07/15/2036(3)	465	463
5.00%, 07/01/2037	2,235	2,258
5.00%, 07/15/2037(3)	490	486
5.00%, 10/01/2037(3)	500	513
5.00%, 07/01/2038(1)	8,525	8,670
5.00%, 10/01/2039	2,250	2,537
5.00%, 01/01/2040	755	763
5.00%, 10/01/2041	2,275	2,108
5.00%, 03/01/2044	1,000	1,007
5.00%, 07/15/2046(3)	1,000	956
5.00%, 10/01/2047(3)	1,375	1,393
5.00%, 10/01/2048	1,750	1,762
5.00%, 10/01/2048	9,700	8,645
5.00%, 10/01/2057(3)	1,000	1,008
5.13%, 01/01/2040	1,020	925
5.13%, 11/15/2046(3)	800	813
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	2,700	2,237
5.00%, 07/01/2024	2,190	2,239
5.00%, 07/01/2026	5,000	5,252

5.00%, 07/01/2027	1,500	1,592
5.00%, 07/01/2028	1,250	1,332
5.00%, 07/01/2029	1,600	1,712
5.00%, 07/01/2030	1,425	1,538
Massachusetts Housing Finance Agency
0.80%, 12/01/2025	1,820	1,659
4.21% (SIFMA Municipal Swap Index Yield + 0.55%), 11/01/2048(2)	9,365	9,365
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500	1,570
5.00%, 11/15/2034	10,000	10,701
5.00%, 08/15/2037	4,500	4,676
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2039(1)	6,830	6,830
Massachusetts Water Resources Authority
5.25%, 08/01/2033	2,065	2,511

Total Massachusetts		208,399

Michigan – 3.19%
Avondale School District
5.00%, 11/01/2023	680	691
5.00%, 11/01/2024	800	832
5.00%, 11/01/2025	785	836
5.00%, 11/01/2026	765	830
Calhoun County Hospital Finance Authority
5.00%, 02/15/2028	750	779
5.00%, 02/15/2037	1,695	1,714
City of Detroit MI
5.00%, 04/01/2023	750	752
5.00%, 04/01/2024	900	912
5.00%, 04/01/2025	900	922
5.00%, 04/01/2034	1,000	1,020
5.00%, 04/01/2035	1,700	1,720
5.00%, 04/01/2036	300	301
5.50%, 04/01/2031	560	597
5.50%, 04/01/2033	470	499
5.50%, 04/01/2035	350	368
5.50%, 04/01/2037	465	482
5.50%, 04/01/2039	645	664
5.50%, 04/01/2045	750	759
5.50%, 04/01/2050	605	609
City of Greenville MI
4.00%, 06/01/2029	285	303
4.00%, 06/01/2035	715	741
City of Royal Oak MI
5.00%, 04/01/2029	500	557
5.00%, 04/01/2031	1,045	1,163
City of Saginaw MI Water Supply System Revenue
4.00%, 07/01/2034	355	375
4.00%, 07/01/2035	185	193
4.00%, 07/01/2036	195	198
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2023	500	506
5.00%, 10/01/2024	765	793
County of Jackson MI
4.00%, 05/01/2034	610	641
County of Kent MI
5.00%, 06/01/2028	700	754
Dearborn School District
5.00%, 05/01/2035	1,080	1,206
Detroit City School District
5.25%, 05/01/2030	3,345	3,876
Detroit Downtown Development Authority
5.00%, 07/01/2037	540	547
5.00%, 07/01/2038	1,000	1,012
Gerald R Ford International Airport Authority
5.00%, 01/01/2046	1,500	1,582
5.00%, 01/01/2051	1,345	1,410
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075	1,124

5.00%, 11/01/2037	1,750	1,894
5.00%, 11/01/2038	1,000	1,074
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000	3,204
5.00%, 07/01/2032	290	335
5.00%, 07/01/2034	355	403
5.00%, 07/01/2036	1,000	1,046
5.25%, 07/01/2047	4,330	4,650
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2032	215	248
5.00%, 07/01/2034	395	448
5.00%, 07/01/2046	2,625	2,746
Karegnondi Water Authority
5.00%, 11/01/2036	1,300	1,377
5.00%, 11/01/2041	2,225	2,300
5.25%, 11/01/2040	130	131
Kentwood Economic Development Corp.
4.00%, 11/15/2043	1,000	802
4.00%, 11/15/2045	750	590
Lake Orion Community School District
5.00%, 05/01/2025	3,275	3,440
Lansing Board of Water & Light
2.00%, 07/01/2051(1)	8,585	8,133
5.00%, 07/01/2037	4,875	5,284
5.00%, 07/01/2038	2,620	2,832
Michigan Finance Authority
1.20%, 10/15/2030(1)	1,900	1,666
1.20%, 10/15/2038(1)	18,900	16,787
3.75%, 11/15/2049(1)	3,600	3,624
4.00%, 12/01/2035	1,500	1,511
4.00%, 12/01/2036	6,610	6,615
4.00%, 12/01/2036	22,235	22,249
4.00%, 12/01/2040	1,485	1,418
5.00%, 10/01/2023	420	421
5.00%, 10/01/2024	3,000	3,118
5.00%, 11/01/2024	750	780
5.00%, 11/01/2025	400	424
5.00%, 11/01/2025	1,000	1,060
5.00%, 11/01/2026	500	540
5.00%, 12/01/2026	1,190	1,285
5.00%, 06/01/2027	690	717
5.00%, 11/01/2027	500	550
5.00%, 06/01/2028	2,380	2,487
5.00%, 04/15/2029	4,000	4,479
5.00%, 06/01/2029	1,500	1,577
5.00%, 12/01/2029	500	548
5.00%, 04/15/2030	4,155	4,716
5.00%, 06/01/2030	1,725	1,820
5.00%, 07/01/2030	600	624
5.00%, 10/01/2030	800	819
5.00%, 06/01/2031	2,895	3,050
5.00%, 04/15/2032	3,165	3,660
5.00%, 06/01/2032	280	294
5.00%, 08/01/2032	850	878
5.00%, 10/01/2032	1,150	1,334
5.00%, 11/15/2032	1,445	1,512
5.00%, 04/15/2033	1,935	2,232
5.00%, 06/01/2033	510	533
5.00%, 07/01/2033	350	361
5.00%, 04/15/2034	970	1,109
5.00%, 04/15/2035	555	629
5.00%, 04/15/2036	5,000	5,623
5.00%, 12/01/2039	3,000	3,193
5.00%, 06/01/2040	900	911
5.00%, 11/15/2044(1)	2,035	2,161
5.00%, 12/01/2044(1)	2,550	2,654
5.00%, 06/01/2049	2,020	1,997

Michigan Mathematics & Science Initiative
4.00%, 01/01/2031	430	401
Michigan State Building Authority
5.00%, 04/15/2035	1,250	1,374
5.00%, 04/15/2038	10,000	10,372
Michigan State Hospital Finance Authority
2.40%, 11/15/2047(1)	850	849
4.00%, 11/15/2047(1)	4,505	4,529
4.00%, 11/15/2047(1)	9,750	9,754
5.00%, 12/01/2023	1,150	1,171
5.00%, 12/01/2024	275	286
5.00%, 12/01/2025	700	743
5.00%, 12/01/2027	415	455
Michigan State Housing Development Authority
3.00%, 06/01/2052	2,105	2,037
3.50%, 12/01/2050	885	874
5.00%, 12/01/2025(1)	4,593	4,699
5.00%, 06/01/2053	3,920	4,085
5.50%, 06/01/2053	17,360	18,532
Michigan Strategic Fund
1.80%, 10/01/2049(1)	2,075	2,005
4.00%, 10/01/2061(1)	3,520	3,396
5.00%, 06/30/2025	2,000	2,039
5.00%, 12/31/2025	2,595	2,658
5.00%, 06/30/2026	2,800	2,875
5.00%, 12/31/2026	355	366
5.00%, 06/30/2030	1,080	1,119
5.00%, 06/30/2032	150	155
Michigan Technological University
4.00%, 10/01/2051	1,255	1,140
5.00%, 10/01/2025	400	421
5.00%, 10/01/2026	270	290
5.00%, 10/01/2027	595	648
5.00%, 10/01/2028	890	982
5.00%, 10/01/2029	2,000	2,240
5.00%, 10/01/2030	355	403
Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052	2,300	249
Milan Area Schools
5.00%, 05/01/2023	245	246
Oakland University
5.00%, 03/01/2041	2,190	2,266
Portage Public Schools
5.00%, 11/01/2028	1,000	1,070
Richfield Public School Academy
2.50%, 09/01/2025	180	168
Romeo Community School District
4.00%, 05/01/2027	325	340
4.00%, 05/01/2033	525	564
4.00%, 05/01/2034	540	574
4.00%, 05/01/2035	755	790
4.00%, 05/01/2036	780	798
4.00%, 05/01/2037	815	809
4.00%, 05/01/2038	1,255	1,237
Royal Oak Hospital Finance Authority
5.00%, 09/01/2039	10,320	10,572
Royal Oak School District
5.00%, 05/01/2023	600	604
5.00%, 05/01/2024	600	616
Saginaw City School District
4.00%, 05/01/2031	1,290	1,371
4.00%, 05/01/2034	1,035	1,067
Saginaw Hospital Finance Authority
5.00%, 07/01/2027	825	883
5.00%, 07/01/2028	435	470
State of Michigan
5.00%, 03/15/2023	2,000	2,008
5.00%, 03/15/2025	1,145	1,199

State of Michigan Trunk Line Revenue
4.00%, 11/15/2044	6,000	5,700
4.00%, 11/15/2046	24,000	22,554
5.00%, 11/15/2036	7,550	8,593
Summit Academy North
2.25%, 11/01/2026	440	399
4.00%, 11/01/2031	785	719
University of Michigan
4.00%, 04/01/2049(1)	9,650	9,712
5.00%, 04/01/2024	1,670	1,715
5.00%, 04/01/2033	560	659
Van Buren Public Schools
4.00%, 11/01/2037	1,925	1,926
4.00%, 11/01/2038	2,005	1,991
Wayne County Airport Authority
5.00%, 12/01/2023	250	254
5.00%, 12/01/2023	400	407
5.00%, 12/01/2023	550	557
5.00%, 12/01/2024	375	389
5.00%, 12/01/2024	500	514
5.00%, 12/01/2025	600	625
5.00%, 12/01/2025	1,000	1,045
5.00%, 12/01/2027	4,055	4,220
5.00%, 12/01/2031	350	380
5.00%, 12/01/2032	1,400	1,430
5.00%, 12/01/2033	325	353
5.00%, 12/01/2039	1,675	1,755
5.00%, 12/01/2040	2,000	2,146
5.00%, 12/01/2040	4,000	4,058
5.00%, 12/01/2041	1,000	1,064
5.00%, 12/01/2042	900	919
5.00%, 12/01/2042	1,000	1,000
5.00%, 12/01/2046	4,250	4,436
5.00%, 12/01/2047	1,000	1,013
Wayne State University
5.00%, 11/15/2036	3,090	3,337
Wayne-Westland Community Schools
4.00%, 11/01/2034	3,705	3,896
4.00%, 11/01/2036	4,305	4,363
5.00%, 11/01/2023	80	81
5.00%, 11/01/2024	185	192
5.00%, 11/01/2025	95	101
5.00%, 11/01/2026	1,000	1,082
5.00%, 11/01/2027	600	659
5.00%, 11/01/2029	585	659
Wyoming Public Schools
4.00%, 05/01/2041	685	671

Total Michigan		389,544

Minnesota – 0.49%
City of Deephaven MN
5.00%, 10/01/2037	1,250	1,119
5.00%, 10/01/2049	2,200	1,822
City of Independence MN
4.00%, 07/01/2041	1,500	1,190
City of Minneapolis MN
4.00%, 11/15/2037	1,625	1,586
City of Moorhead MN
5.00%, 12/01/2025	595	609
City of Rochester MN
5.00%, 12/01/2025	700	687
5.00%, 11/15/2057	2,530	2,710
5.25%, 12/01/2038	1,000	880
City of Shakopee MN Senior Housing Revenue
5.85%, 11/01/2058(1)(3)	2,280	2,240
County of Hennepin MN
5.00%, 12/15/2037	2,500	2,796
Duluth Economic Development Authority
5.00%, 02/15/2033	500	523
5.00%, 02/15/2034	750	780

5.00%, 02/15/2037	1,250	1,268
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.00%, 11/01/2042	675	501
Minneapolis Special School District No 1
4.00%, 02/01/2037	800	819
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2032	295	322
5.00%, 01/01/2036	1,335	1,426
5.00%, 01/01/2037	1,750	1,827
Minnesota Housing Finance Agency
3.00%, 07/01/2051	685	665
3.00%, 01/01/2052	2,715	2,632
3.00%, 07/01/2052	9,840	9,516
5.00%, 08/01/2032	1,400	1,626
5.00%, 08/01/2033	770	886
5.00%, 08/01/2035	920	1,041
5.00%, 08/01/2036	2,965	3,326
Roseville Independent School District No 623
5.00%, 02/01/2025	3,895	4,074
5.00%, 02/01/2026	2,315	2,475
Shakopee Independent School District No 720
5.00%, 02/01/2024	3,185	3,253
State of Minnesota
5.00%, 08/01/2023	1,465	1,483
5.00%, 08/01/2032	2,925	3,505
Tender Option Bond Trust Receipts/Certificates
3.69%, 12/01/2061(1)(3)	2,175	2,175

Total Minnesota		59,762

Mississippi – 0.18%
Mississippi Business Finance Corp.
7.75%, 07/15/2047(1)	8,435	8,484
Mississippi Development Bank
4.00%, 10/01/2034(3)	1,825	1,646
4.00%, 10/01/2041(3)	1,640	1,352
Mississippi Hospital Equipment & Facilities Authority
5.00%, 01/01/2029	910	981
5.00%, 01/01/2033	1,750	1,883
5.00%, 10/01/2035	700	737
5.00%, 10/01/2036	2,000	2,091
5.00%, 10/01/2040(1)	1,215	1,271
5.00%, 09/01/2044(1)	2,000	2,071
State of Mississippi
5.00%, 10/01/2030	1,000	1,103

Total Mississippi		21,619

Missouri – 0.75%
Belton School District No 124
5.00%, 03/01/2028	250	277
5.50%, 03/01/2033	500	555
5.50%, 03/01/2036	500	550
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	1,000	1,032
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285	304
5.00%, 01/01/2031	135	149
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400	416
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580	1,598
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2031	310	286
4.00%, 02/15/2034	500	489
4.00%, 07/01/2035	1,500	1,502
4.00%, 02/15/2039	990	895
4.00%, 02/01/2040	100	97
5.00%, 06/01/2025	7,000	7,321
5.00%, 04/01/2027	1,705	1,732
5.00%, 02/01/2029	1,000	1,035
5.00%, 06/01/2033	1,550	1,751

5.00%, 02/01/2035	1,000	983
5.00%, 02/01/2036	200	205
5.00%, 08/01/2040	1,145	1,116
5.00%, 10/01/2042	6,370	6,702
5.00%, 10/01/2046	6,000	6,396
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	90	78
4.38%, 11/15/2035	230	185
4.75%, 11/15/2047	1,250	933
Kansas City Industrial Development Authority
4.00%, 03/01/2050	3,750	3,240
4.00%, 03/01/2057	6,250	5,209
5.00%, 03/01/2025	1,250	1,300
5.00%, 03/01/2025	2,000	2,061
5.00%, 03/01/2026	4,395	4,587
5.00%, 03/01/2027	2,955	3,185
5.00%, 03/01/2028	3,350	3,542
Missouri Housing Development Commission
3.25%, 05/01/2051	3,120	3,054
4.00%, 05/01/2050	240	241
Mizuho Floater/Residual Trust
3.50%, 06/01/2033(1)(3)(7)	405	405
North Kansas City School District No 74
5.25%, 03/01/2039	8,000	9,166
5.25%, 03/01/2040	7,450	8,492
St Louis County Industrial Development Authority
5.00%, 12/01/2025	465	466
5.00%, 09/01/2038	500	451
5.00%, 09/01/2048	1,700	1,420
5.13%, 08/15/2045	200	172
5.13%, 09/01/2048	2,590	2,205
5.50%, 09/01/2033	1,000	990
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000	1,036
5.38%, 06/01/2043	2,000	2,043
Washington Industrial Development Authority
2.50%, 11/01/2029	190	171
Wright City R-II School District
6.00%, 03/01/2037	575	696
6.00%, 03/01/2040	1,100	1,316

Total Missouri		92,035

Montana – 0.09%
City of Kalispell MT
5.25%, 05/15/2037	765	686
5.25%, 05/15/2047	500	410
5.25%, 05/15/2052	50	40
County of Gallatin MT
4.00%, 10/15/2032(3)	1,770	1,616
4.00%, 10/15/2036(3)	2,965	2,546
4.00%, 10/15/2041(3)	1,800	1,446
4.00%, 10/15/2046(3)	1,160	886
4.00%, 10/15/2051(3)	950	695
Mizuho Floater/Residual Trust
3.76%, 06/01/2034(1)(3)(7)	2,100	2,100
Montana Board of Housing
4.00%, 12/01/2047	140	139
4.00%, 06/01/2050	130	130

Total Montana		10,694

Nebraska – 0.61%
Ashland-Greenwood Public Schools
4.00%, 12/15/2034	1,000	1,054
4.00%, 12/15/2037	1,340	1,353
4.00%, 12/15/2039	1,000	983
Central Plains Energy Project
4.00%, 12/01/2049(1)	32,420	32,336
5.00%, 09/01/2033	1,500	1,606
5.00%, 09/01/2035	1,025	1,083
5.00%, 03/01/2050(1)	5,670	5,723

Douglas County Hospital Authority No 2
4.00%, 11/15/2036	425	425
Hershey Public Schools
4.00%, 12/15/2026	400	419
4.00%, 12/15/2028	640	665
Nebraska Investment Finance Authority
3.00%, 09/01/2045	1,830	1,775
3.50%, 09/01/2050	755	746
3.75%, 09/01/2049	705	698
4.00%, 09/01/2049	600	597
Nebraska Public Power District
0.60%, 01/01/2051(1)	16,920	16,686
5.00%, 01/01/2024	2,455	2,506
Omaha Airport Authority
5.00%, 12/15/2031	515	539
Omaha Public Power District
5.00%, 02/01/2033	1,075	1,256
Omaha Public Power District Nebraska City Station Unit 2
5.25%, 02/01/2042	4,250	4,388

Total Nebraska		74,838

Nevada – 1.33%
Carson City NV
5.00%, 09/01/2026	550	577
City of Henderson NV
4.00%, 06/01/2035	900	937
4.00%, 06/01/2036	925	954
5.00%, 06/01/2037	3,230	3,595
City of Las Vegas NV Special Improvement District No 814
4.00%, 06/01/2039	445	392
4.00%, 06/01/2049	1,060	868
City of Las Vegas NV Special Improvement District No 815
4.75%, 12/01/2040	900	852
City of Las Vegas NV Special Improvement District No 816
2.75%, 06/01/2036	420	314
3.00%, 06/01/2041	630	451
3.13%, 06/01/2046	1,300	872
City of North Las Vegas NV
4.00%, 06/01/2036	1,500	1,517
6.00%, 06/01/2052(3)	1,300	1,280
City of Reno NV
0.00%, 07/01/2058(3)	11,500	1,348
5.00%, 06/01/2038	150	159
City of Sparks NV
2.50%, 06/15/2024(3)	575	558
Clark County School District
4.00%, 06/15/2034	5,000	5,119
4.00%, 06/15/2038	775	779
5.00%, 06/15/2023	370	373
5.00%, 06/15/2023	1,665	1,679
5.00%, 06/15/2024	4,500	4,635
5.00%, 06/15/2025	25	26
5.00%, 06/15/2025	3,780	3,981
5.00%, 06/15/2025	6,060	6,382
5.00%, 06/15/2026	3,670	3,933
5.00%, 06/15/2029	4,080	4,515
5.00%, 06/15/2033	410	463
5.00%, 06/15/2034	1,555	1,710
5.00%, 06/15/2034	2,350	2,570
5.00%, 06/15/2035	500	554
5.00%, 06/15/2037	1,000	1,114
County of Clark Department of Aviation
5.00%, 07/01/2024	3,320	3,398
5.00%, 07/01/2028	630	650
5.00%, 07/01/2030	730	753
5.00%, 07/01/2035	7,000	7,857
5.00%, 07/01/2036	2,250	2,500
County of Clark NV
1.65%, 01/01/2036(1)	1,560	1,553

4.00%, 07/01/2039	4,500	4,475
5.00%, 11/01/2028	3,000	3,251
5.00%, 06/01/2032	3,000	3,324
5.00%, 12/01/2032	5,385	6,009
5.00%, 06/01/2035	2,070	2,256
County of Clark NV Passenger Facility Charge Revenue
5.00%, 07/01/2025	2,220	2,308
Henderson Local Improvement Districts
2.00%, 09/01/2024	120	114
3.00%, 09/01/2036	175	128
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2031	600	646
5.00%, 07/01/2043	2,500	2,604
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,000	1,042
5.00%, 06/15/2040	685	699
Las Vegas Valley Water District
4.00%, 06/01/2028	1,000	1,032
5.00%, 06/01/2039	2,815	2,890
5.00%, 06/01/2039	41,100	44,743
Mizuho Floater/Residual Trust
3.91%, 08/01/2050(1)(3)(7)	12,700	12,700
Nevada Housing Division
4.00%, 10/01/2049	385	386
5.00%, 12/01/2025(1)	2,775	2,844
Tahoe-Douglas Visitors Authority
4.00%, 07/01/2025	500	500
4.00%, 07/01/2026	1,540	1,537

Total Nevada		162,706

New Hampshire – 0.33%
New Hampshire Business Finance Authority
3.75%, 07/01/2045(1)(3)	1,000	795
4.00%, 10/20/2036	8,679	8,080
4.00%, 08/15/2039	1,100	1,040
4.00%, 01/01/2041	2,000	1,674
4.00%, 01/01/2051	3,000	2,333
4.04% (SIFMA Municipal Swap Index Yield + 0.38%), 10/01/2033(2)	7,520	7,292
4.13%, 01/20/2034	3,468	3,362
4.38%, 09/20/2036	2,733	2,639
5.00%, 01/01/2024	720	733
5.00%, 08/15/2029	750	833
5.25%, 07/01/2039(3)	240	220
5.63%, 07/01/2046(3)	125	115
5.75%, 07/01/2054(3)	315	289
New Hampshire Health & Education Facilities Authority Act
4.00%, 10/01/2038	115	108
5.00%, 07/01/2023	500	505
5.00%, 08/01/2027	1,575	1,691
5.00%, 10/01/2028	1,580	1,660
5.00%, 07/01/2030	390	428
5.00%, 08/01/2030	305	329
5.00%, 10/01/2032	2,825	2,945
5.00%, 10/01/2038	425	431
5.00%, 07/01/2044	3,040	2,940
5.25%, 07/01/2027(3)(4)	550	121
6.13%, 07/01/2052(3)(4)	245	54
6.25%, 07/01/2042(3)(4)	700	154

Total New Hampshire		40,771

New Jersey – 3.89%
Atlantic County Improvement Authority
4.00%, 07/01/2037	460	451
Camden County Improvement Authority
5.00%, 01/15/2028	500	542
5.00%, 01/15/2029	1,000	1,083
5.00%, 01/15/2033	500	538
6.00%, 06/15/2042	265	282
Cherry Hill Township School District
4.00%, 08/01/2038	11,000	10,889

Clearview Regional High School District
4.00%, 08/01/2040	3,640	3,597
County of Hudson NJ
3.00%, 11/15/2025	4,000	4,018
County of Mercer NJ
2.00%, 02/15/2032	1,180	1,005
2.38%, 02/15/2030	2,020	1,862
County of Union NJ
3.00%, 03/01/2026	3,000	3,022
Garden State Preservation Trust
5.75%, 11/01/2028	2,000	2,199
Gloucester County Improvement Authority
4.00%, 07/01/2039	750	740
4.00%, 07/01/2040	525	514
5.00%, 07/01/2037	1,130	1,231
Hudson County Improvement Authority
4.00%, 01/01/2036	1,125	1,143
4.00%, 01/01/2037	855	860
5.00%, 10/01/2026	1,500	1,621
5.00%, 10/01/2027	1,000	1,100
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000	2,095
New Jersey Economic Development Authority
1.20%, 11/01/2034(1)	3,000	2,970
2.20%, 10/01/2039(1)	1,400	1,203
3.13%, 07/01/2029	445	436
4.00%, 06/15/2023	1,200	1,203
4.00%, 06/15/2035	500	494
4.00%, 06/15/2037	600	569
4.00%, 06/15/2038	600	561
4.00%, 11/01/2038	825	771
4.00%, 11/01/2039	1,000	924
4.00%, 06/15/2040	1,000	913
4.00%, 11/01/2044	1,000	879
4.00%, 08/01/2059	355	288
5.00%, 03/01/2023	4,160	4,170
5.00%, 06/15/2024	2,000	2,050
5.00%, 06/15/2025	5,190	5,407
5.00%, 03/01/2026	2,000	2,005
5.00%, 06/01/2026	900	955
5.00%, 06/15/2026	470	490
5.00%, 06/15/2029	1,000	1,093
5.00%, 01/01/2030	500	482
5.00%, 06/15/2030	455	469
5.00%, 06/15/2030	4,000	4,334
5.00%, 11/01/2030	1,315	1,439
5.00%, 01/01/2031	500	502
5.00%, 11/01/2031	2,200	2,394
5.00%, 06/15/2032	370	382
5.00%, 06/15/2033	5,000	5,398
5.00%, 07/01/2033	2,000	2,084
5.00%, 11/01/2033	1,500	1,658
5.00%, 06/15/2034	1,000	1,072
5.00%, 06/15/2035	1,595	1,682
5.00%, 11/01/2035	1,415	1,529
5.00%, 10/01/2037	5,185	5,206
5.00%, 10/01/2039(3)	355	266
5.00%, 01/01/2040(3)	540	402
5.00%, 06/15/2040	1,910	1,920
5.00%, 10/01/2047	8,450	8,216
5.00%, 01/01/2048	3,400	2,897
5.00%, 06/15/2054(3)	3,250	2,884
5.00%, 08/01/2059	1,000	1,008
5.13%, 01/01/2034	705	706
5.13%, 06/15/2043	2,450	2,450
5.25%, 09/01/2025(3)	1,605	1,688
5.25%, 09/01/2026(3)	30,000	32,017
5.25%, 01/01/2044	190	167

5.50%, 01/01/2027	500	504
5.50%, 06/15/2030	2,000	2,225
5.63%, 11/15/2030	2,095	2,104
5.63%, 11/15/2030	2,980	2,993
5.63%, 01/01/2052	2,000	2,006
New Jersey Educational Facilities Authority
5.00%, 06/01/2023	930	936
5.00%, 07/01/2023	3,390	3,418
5.00%, 07/01/2029	1,500	1,558
5.00%, 07/01/2032	4,920	5,104
New Jersey Health Care Facilities Financing Authority
4.00%, 07/01/2038	2,850	2,856
5.00%, 07/01/2023	140	141
5.00%, 07/01/2025	120	126
5.00%, 07/01/2026	40	43
5.00%, 07/01/2027	60	64
5.00%, 07/01/2028	155	166
5.00%, 07/01/2030	165	177
5.00%, 07/01/2033	500	523
5.00%, 07/01/2041	815	819
5.00%, 07/01/2042(1)	2,755	2,886
5.00%, 07/01/2043(1)	2,250	2,307
5.00%, 07/01/2045(1)	3,705	3,946
5.00%, 07/01/2046	2,375	2,392
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2023	300	304
5.00%, 12/01/2023	460	468
5.00%, 12/01/2024	745	772
5.00%, 12/01/2024	1,000	1,028
5.00%, 12/01/2025	490	518
5.00%, 12/01/2025	535	556
5.00%, 12/01/2025	1,000	1,045
5.00%, 12/01/2025	2,600	2,704
5.00%, 12/01/2026	1,330	1,402
5.00%, 12/01/2026	1,550	1,636
5.00%, 12/01/2027	1,455	1,552
5.00%, 12/01/2027	1,470	1,568
5.00%, 12/01/2027	2,965	3,162
5.00%, 12/01/2030	4,805	5,237
5.00%, 12/01/2044	1,000	1,001
New Jersey Housing & Mortgage Finance Agency
3.50%, 07/01/2025(1)	5,000	4,978
3.55%, 04/01/2027	1,690	1,634
3.65%, 04/01/2028	1,215	1,167
New Jersey Infrastructure Bank
5.00%, 09/01/2025	1,665	1,769
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	2,600	2,250
0.00%, 12/15/2026	3,000	2,610
0.00%, 12/15/2027	3,260	2,710
0.00%, 12/15/2028	980	781
0.00%, 12/15/2028	1,020	813
0.00%, 12/15/2030	2,000	1,457
0.00%, 12/15/2030	3,000	2,195
0.00%, 12/15/2031	4,060	2,827
0.00%, 12/15/2031	4,275	2,956
4.00%, 06/15/2034	1,920	1,926
4.00%, 06/15/2037	2,000	1,898
4.00%, 06/15/2039	2,250	2,081
4.00%, 06/15/2039	3,850	3,561
4.00%, 06/15/2040	1,820	1,662
4.00%, 06/15/2040	6,000	5,479
4.00%, 06/15/2040	6,550	5,982
4.00%, 06/15/2042	1,140	1,021
4.00%, 06/15/2046	1,585	1,374
4.00%, 06/15/2050	1,565	1,316
4.00%, 06/15/2050	4,030	3,389
5.00%, 06/15/2023	900	907

5.00%, 12/15/2023	2,720	2,763
5.00%, 06/15/2024	2,500	2,520
5.00%, 12/15/2024	1,335	1,382
5.00%, 06/15/2025	450	454
5.00%, 12/15/2025	1,255	1,319
5.00%, 12/15/2026	2,000	2,133
5.00%, 06/15/2027	505	533
5.00%, 12/15/2028	5,510	5,988
5.00%, 06/15/2029	1,200	1,265
5.00%, 12/15/2029	820	901
5.00%, 06/15/2030	1,350	1,421
5.00%, 12/15/2030	2,000	2,167
5.00%, 06/15/2031	3,545	3,722
5.00%, 06/15/2032	235	241
5.00%, 06/15/2032	1,910	2,125
5.00%, 06/15/2032	2,725	2,930
5.00%, 06/15/2032	7,440	8,200
5.00%, 12/15/2032	1,940	2,084
5.00%, 06/15/2033	6,385	7,046
5.00%, 12/15/2033	595	641
5.00%, 12/15/2033	2,200	2,349
5.00%, 06/15/2034	1,500	1,646
5.00%, 06/15/2034	4,040	4,417
5.00%, 12/15/2034	1,130	1,197
5.00%, 06/15/2035	1,280	1,384
5.00%, 12/15/2036	1,915	2,006
5.00%, 06/15/2037	1,470	1,563
5.00%, 06/15/2037	1,780	1,874
5.00%, 06/15/2037	2,980	3,162
5.00%, 06/15/2038	1,675	1,764
5.00%, 06/15/2040	2,040	2,112
5.00%, 06/15/2050	905	916
5.25%, 12/15/2023	3,940	4,011
5.25%, 06/15/2036	2,000	2,194
5.25%, 06/15/2039	5,000	5,353
5.25%, 06/15/2041	5,000	5,326
5.25%, 06/15/2043	9,100	9,454
5.25%, 06/15/2046	1,200	1,264
5.50%, 12/15/2023	190	194
5.50%, 06/15/2050	1,025	1,096
New Jersey Turnpike Authority
4.00%, 01/01/2042	565	552
4.00%, 01/01/2051	725	679
5.00%, 01/01/2028	1,540	1,655
5.00%, 01/01/2033	5,000	5,201
5.00%, 01/01/2034	1,175	1,220
5.00%, 01/01/2042	10,950	11,845
5.25%, 01/01/2052	5,000	5,415
Newark Board of Education
4.00%, 07/15/2037	2,075	2,037
5.00%, 07/15/2031	1,300	1,469
5.00%, 07/15/2033	1,600	1,796
Robbinsville Board of Education
5.25%, 01/01/2023	1,594	1,594
Salem County Improvement Authority
4.00%, 08/15/2042	400	358
Sayreville School District
4.00%, 01/15/2036	5,530	5,639
4.00%, 01/15/2038	3,700	3,684
State of New Jersey
2.00%, 06/01/2023	5,595	5,560
4.00%, 06/01/2030	4,560	4,843
4.00%, 06/01/2031	3,845	4,082
4.00%, 06/01/2032	2,370	2,524
5.00%, 06/01/2025	2,635	2,775
5.00%, 06/01/2026	3,420	3,672
5.00%, 06/01/2027	5,000	5,462
5.00%, 06/01/2029	13,235	14,958

Tobacco Settlement Financing Corp.
5.00%, 06/01/2046	9,000	8,593
5.25%, 06/01/2046	7,590	7,614

Total New Jersey		474,759

New Mexico – 0.30%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400	2,587
5.00%, 07/01/2028	1,700	1,831
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800	846
Farmington Municipal School District No 5
5.00%, 09/01/2024	490	508
New Mexico Educational Assistance Foundation
5.00%, 09/01/2024	4,750	4,869
5.00%, 09/01/2026	1,530	1,619
5.00%, 09/01/2027	2,130	2,279
5.00%, 09/01/2029	1,000	1,096
New Mexico Hospital Equipment Loan Council
5.00%, 08/01/2049(1)	2,360	2,466
New Mexico Mortgage Finance Authority
3.75%, 01/01/2050	520	518
New Mexico Municipal Energy Acquisition Authority
5.00%, 11/01/2039(1)	17,250	17,679

Total New Mexico		36,298

New York – 10.41%
Broome County Local Development Corp.
4.00%, 04/01/2034	1,000	1,013
Buffalo Sewer Authority
4.00%, 06/15/2036	265	270
Build NYC Resource Corp.
4.88%, 05/01/2031(3)	750	742
5.00%, 08/01/2023	515	521
5.00%, 01/01/2035(3)	3,900	3,942
5.00%, 12/01/2041(3)	2,450	2,130
5.00%, 06/15/2051(3)	3,000	2,683
5.00%, 12/01/2051(3)	1,650	1,357
5.00%, 12/01/2055(3)	1,430	1,150
5.50%, 05/01/2048(3)	1,350	1,310
City of Long Beach NY
5.00%, 09/01/2028	2,000	2,123
5.00%, 09/01/2029	2,800	3,015
City of New York NY
3.00%, 08/01/2036	2,500	2,261
3.56%, 03/01/2042(1)	18,200	18,200
4.00%, 10/01/2035	905	917
4.00%, 08/01/2037	2,500	2,488
4.00%, 08/01/2038	3,500	3,452
4.00%, 03/01/2040	5,870	5,696
4.00%, 12/01/2041	500	481
4.00%, 03/01/2042	530	507
5.00%, 03/01/2023	505	507
5.00%, 08/01/2025	1,600	1,693
5.00%, 08/01/2026	2,575	2,784
5.00%, 08/01/2027	400	418
5.00%, 08/01/2027	2,975	3,139
5.00%, 08/01/2028	400	426
5.00%, 08/01/2028	700	752
5.00%, 08/01/2028	3,975	4,193
5.00%, 08/01/2029	1,305	1,444
5.00%, 08/01/2031	1,000	1,105
5.00%, 08/01/2032	1,745	1,895
5.00%, 11/01/2032	2,200	2,524
5.00%, 08/01/2033	1,000	1,168

5.00%, 01/01/2034	1,575	1,743
5.00%, 08/01/2034	1,690	1,904
5.00%, 05/01/2035	585	663
5.00%, 03/01/2038	2,250	2,428
5.00%, 09/01/2038	2,200	2,423
5.00%, 08/01/2047	6,100	6,455
5.00%, 03/01/2050	575	606
5.25%, 09/01/2040	19,695	22,059
5.25%, 10/01/2040	2,275	2,550
5.25%, 09/01/2041	10,355	11,540
5.25%, 10/01/2047	5,930	6,521
5.50%, 05/01/2044	900	1,010
City of Yonkers NY
5.00%, 09/01/2023	1,000	1,013
5.00%, 09/01/2025	1,015	1,072
County of Erie NY
5.00%, 06/01/2025	1,000	1,056
County of Nassau NY
5.00%, 10/01/2024	3,000	3,112
County of Suffolk NY
4.00%, 02/01/2028	1,865	1,981
5.00%, 06/15/2024	665	684
5.00%, 06/15/2025	710	747
5.00%, 10/01/2025	810	858
5.00%, 10/01/2026	415	448
5.00%, 10/01/2028	680	758
5.00%, 06/15/2029	985	1,109
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525	576
Genesee County Funding Corp.
5.00%, 12/01/2031	375	405
5.00%, 12/01/2032	460	499
5.00%, 12/01/2033	750	790
5.00%, 12/01/2034	700	734
5.00%, 12/01/2035	540	561
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	3,550	853
0.00%, 01/01/2055	710	587
5.00%, 01/01/2056	1,485	1,254
Hempstead Town Local Development Corp.
4.00%, 07/01/2039	575	562
4.00%, 07/01/2041	620	594
5.53%, 02/01/2040	3,500	3,369
5.89%, 02/01/2032	1,250	1,274
6.24%, 02/01/2047	1,000	1,021
6.47%, 02/01/2033	1,000	1,048
Hudson Yards Infrastructure Corp.
4.00%, 02/15/2038	8,720	8,527
4.00%, 02/15/2039	1,450	1,405
4.00%, 02/15/2044	18,870	17,427
4.00%, 02/15/2047	2,230	2,040
5.00%, 02/15/2032	2,325	2,532
5.00%, 02/15/2035	1,700	1,835
5.00%, 02/15/2037	1,335	1,429
Long Island Power Authority
0.85%, 09/01/2050(1)	16,125	15,028
1.00%, 09/01/2025	9,250	8,421
1.50%, 09/01/2051(1)	4,310	4,005
1.65%, 09/01/2049(1)	4,395	4,248
5.00%, 09/01/2023	550	557
5.00%, 09/01/2024	565	585
5.00%, 09/01/2025	1,000	1,061
5.00%, 09/01/2026	2,000	2,163
5.00%, 09/01/2027	6,500	7,156
5.00%, 09/01/2033	600	704
5.00%, 09/01/2034	650	754
5.00%, 09/01/2039	1,725	1,835

5.00%, 09/01/2052(1)	6,450	6,933
Metropolitan Transportation Authority
0.00%, 11/15/2033	1,600	1,003
4.00%, 11/15/2039	540	527
4.00%, 11/15/2045	5,560	4,696
4.00%, 11/15/2046	2,545	2,128
5.00%, 11/15/2024	1,500	1,561
5.00%, 11/15/2024	1,885	1,914
5.00%, 11/15/2025	1,155	1,197
5.00%, 11/15/2026	1,600	1,672
5.00%, 11/15/2026	2,350	2,456
5.00%, 11/15/2028	2,970	3,083
5.00%, 11/15/2028	4,000	4,176
5.00%, 11/15/2029	745	757
5.00%, 11/15/2029	2,220	2,265
5.00%, 11/15/2030	730	756
5.00%, 11/15/2031	1,055	1,085
5.00%, 11/15/2033	1,025	1,041
5.00%, 11/15/2033	1,715	1,757
5.00%, 11/15/2033	3,645	3,735
5.00%, 11/15/2034	275	313
5.00%, 11/15/2034	7,500	7,654
5.00%, 11/15/2035	1,750	1,773
5.00%, 11/15/2036	1,865	1,969
5.00%, 11/15/2037	1,500	1,514
5.00%, 11/15/2039	2,000	1,985
5.00%, 11/15/2048(1)	1,410	1,436
5.25%, 11/15/2036	5,000	5,380
Monroe County Industrial Development Corp.
5.00%, 07/01/2025	885	932
5.00%, 12/01/2032	1,000	1,073
5.00%, 12/01/2033	1,000	1,070
5.00%, 12/01/2034	1,100	1,168
5.00%, 01/01/2050	490	390
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500	1,500
5.00%, 11/15/2056	4,380	4,341
Nassau County Industrial Development Agency
5.00%, 01/01/2058(1)	1,334	651
9.00%, 01/01/2041(3)	515	427
New York City Educational Construction Fund
5.00%, 04/01/2052	3,070	3,228
New York City Health & Hospitals Corp.
4.00%, 02/15/2025	1,060	1,087
New York City Housing Development Corp.
0.60%, 05/01/2061(1)	2,775	2,563
0.70%, 11/01/2060(1)	7,205	6,673
0.70%, 11/01/2060(1)	20,320	18,909
0.90%, 11/01/2060(1)	24,505	22,395
1.13%, 05/01/2060(1)	7,500	7,149
2.75%, 05/01/2050(1)	6,500	6,441
3.40%, 11/01/2062(1)	7,060	7,056
5.00%, 05/01/2026	110	116
5.00%, 05/01/2027	600	643
5.00%, 11/01/2027	855	921
5.00%, 05/01/2028	875	949
5.00%, 11/01/2028	600	655
5.00%, 05/01/2029	300	329
5.00%, 11/01/2029	875	964
5.00%, 11/01/2030	500	555
New York City Industrial Development Agency
3.00%, 01/01/2034	1,000	922
3.00%, 01/01/2037	1,205	1,020

4.00%, 03/01/2045	3,500	3,257
5.00%, 01/01/2024	2,250	2,290
5.00%, 03/01/2028	850	928
5.00%, 01/01/2031	1,250	1,410
New York City Municipal Water Finance Authority
3.65%, 06/15/2043(1)	17,625	17,625
4.00%, 06/15/2039	1,500	1,467
4.00%, 06/15/2039	9,020	8,822
4.00%, 06/15/2040	5,200	5,044
5.00%, 06/15/2029	1,100	1,216
5.00%, 06/15/2031	6,075	6,404
5.00%, 06/15/2032	1,000	1,168
5.00%, 06/15/2034	6,000	7,076
5.00%, 06/15/2035	9,025	9,543
5.00%, 06/15/2036	5,000	5,272
5.00%, 06/15/2037	6,000	6,254
5.00%, 06/15/2038	2,375	2,571
5.00%, 06/15/2039	8,320	8,652
5.00%, 06/15/2040	1,130	1,217
5.00%, 06/15/2040	2,115	2,267
5.00%, 06/15/2040	5,000	5,304
5.00%, 06/15/2046	9,785	9,815
5.00%, 06/15/2049	3,375	3,532
New York City Transitional Finance Authority Building Aid Revenue
4.00%, 07/15/2040	1,060	1,025
5.00%, 07/15/2025	1,695	1,794
5.00%, 07/15/2026	1,995	2,158
5.00%, 07/15/2027	1,940	2,140
5.00%, 07/15/2032	2,000	2,182
5.00%, 07/15/2037	1,905	2,035
New York City Transitional Finance Authority Future Tax Secured Revenue
3.00%, 11/01/2037	9,000	7,682
3.00%, 11/01/2039	1,975	1,620
3.65%, 08/01/2039(1)	34,000	34,000
4.00%, 05/01/2036	2,000	2,005
4.00%, 02/01/2038	9,675	9,451
4.00%, 05/01/2038	26,755	26,126
4.00%, 08/01/2038	500	488
4.00%, 05/01/2039	5,000	4,862
4.00%, 11/01/2042	3,000	2,853
4.00%, 02/01/2043	1,600	1,514
4.00%, 05/01/2043	785	742
5.00%, 11/01/2023	2,165	2,203
5.00%, 11/01/2024	4,215	4,390
5.00%, 11/01/2025	5,355	5,705
5.00%, 11/01/2028	1,500	1,591
5.00%, 11/01/2029	2,000	2,096
5.00%, 02/01/2030	4,480	4,775
5.00%, 02/01/2031	2,720	2,724
5.00%, 05/01/2033	2,535	2,802
5.00%, 08/01/2034	700	771
5.00%, 11/01/2034	2,300	2,658
5.00%, 08/01/2035	1,600	1,750
5.00%, 11/01/2036	350	396
5.00%, 11/01/2036	7,000	7,804
5.00%, 08/01/2038	1,975	2,119
5.00%, 02/01/2039	10,000	10,981
5.00%, 02/01/2041	200	206
5.00%, 05/01/2042	4,250	4,455
5.00%, 02/01/2047	3,375	3,615

5.25%, 11/01/2037	3,750	4,315
5.25%, 11/01/2037	7,000	8,054
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000	3,086
5.00%, 11/15/2040	1,085	1,082
New York Liberty Development Corp.
2.63%, 09/15/2069	400	357
2.75%, 11/15/2041	14,370	11,124
2.80%, 09/15/2069	1,025	917
4.00%, 02/15/2043	3,550	3,340
4.00%, 02/15/2043	4,250	3,986
5.00%, 11/15/2044(3)	4,520	4,101
5.15%, 11/15/2034(3)	2,485	2,401
5.25%, 10/01/2035	2,285	2,510
5.38%, 11/15/2040(3)	6,200	6,016
New York Power Authority
4.00%, 11/15/2038	3,500	3,530
New York State Bridge Authority
5.00%, 01/01/2035	565	636
5.00%, 01/01/2036	475	530
5.00%, 01/01/2037	535	591
New York State Dormitory Authority
3.00%, 03/15/2041	3,860	3,165
4.00%, 03/15/2037	3,030	2,997
4.00%, 03/15/2039	3,825	3,729
4.00%, 03/15/2039	8,700	8,481
4.00%, 03/15/2040	8,000	7,771
4.00%, 03/15/2043	4,000	3,809
4.00%, 03/15/2045	1,150	1,084
5.00%, 07/01/2023	5	5
5.00%, 07/01/2023	5	5
5.00%, 07/01/2023	240	242
5.00%, 07/01/2023	1,000	1,010
5.00%, 03/15/2024	3,700	3,795
5.00%, 05/01/2024	4,870	4,998
5.00%, 07/01/2024	5	5
5.00%, 07/01/2024	10	10
5.00%, 07/01/2024	335	346
5.00%, 03/15/2025	500	525
5.00%, 07/01/2025	5	5
5.00%, 07/01/2025	5	5
5.00%, 07/01/2025	250	264
5.00%, 12/01/2026(3)	300	307
5.00%, 12/01/2026(3)	1,500	1,538
5.00%, 03/15/2027	2,500	2,629
5.00%, 07/01/2027	200	210
5.00%, 12/01/2027(3)	500	511
5.00%, 07/01/2028	110	117
5.00%, 12/01/2028(3)	600	611
5.00%, 12/01/2028(3)	3,300	3,375
5.00%, 10/01/2029	1,430	1,591
5.00%, 12/01/2029(3)	450	456
5.00%, 07/01/2030	150	161
5.00%, 10/01/2030	1,910	2,128
5.00%, 12/01/2030(3)	1,000	1,013
5.00%, 12/01/2031(3)	1,200	1,227
5.00%, 03/15/2032	3,000	3,370
5.00%, 03/15/2033	2,335	2,735
5.00%, 12/01/2033(3)	700	703
5.00%, 07/01/2034	410	428
5.00%, 10/01/2034	3,745	4,098
5.00%, 03/15/2036	3,500	3,929
5.00%, 03/15/2036	5,000	5,555

5.00%, 07/01/2036	735	755
5.00%, 07/15/2037	700	720
5.00%, 03/15/2041	1,335	1,413
5.00%, 03/15/2046	1,775	1,892
5.00%, 05/01/2048(1)	1,040	1,089
5.00%, 05/01/2048(1)	5,695	5,773
5.25%, 03/15/2033	6,000	6,368
5.25%, 03/15/2038	1,930	2,088
New York State Environmental Facilities Corp.
5.00%, 05/15/2026	335	337
New York State Housing Finance Agency
0.55%, 11/01/2024	4,015	3,797
0.65%, 11/01/2056(1)	7,645	6,994
0.75%, 05/01/2025	10,450	9,803
0.75%, 11/01/2025	960	870
0.75%, 11/01/2025	2,785	2,545
0.75%, 11/01/2025	4,870	4,446
1.00%, 11/01/2061(1)	1,815	1,641
1.10%, 11/01/2061(1)	13,130	11,700
2.50%, 11/01/2060(1)	9,700	9,273
New York State Thruway Authority
4.00%, 01/01/2039	4,470	4,338
4.00%, 01/01/2040	5,000	4,816
4.00%, 03/15/2043	9,000	8,547
5.00%, 01/01/2032	3,610	3,751
5.00%, 03/15/2034	2,750	3,188
5.00%, 03/15/2038	10,260	11,339
New York State Urban Development Corp.
3.00%, 03/15/2048	1,000	765
4.00%, 03/15/2038	800	786
4.00%, 03/15/2038	8,675	8,598
4.00%, 03/15/2039	10,000	9,748
4.00%, 03/15/2039	9,995	9,847
4.00%, 03/15/2042	1,500	1,428
4.00%, 03/15/2045	790	738
5.00%, 03/15/2024	400	410
5.00%, 03/15/2035	2,800	2,858
5.00%, 03/15/2035	3,000	3,355
5.00%, 03/15/2036	2,090	2,313
5.00%, 03/15/2037	8,135	8,867
5.00%, 03/15/2038	1,275	1,363
New York Transportation Development Corp.
2.25%, 08/01/2026	955	882
4.00%, 10/01/2030	3,860	3,727
4.00%, 12/01/2039	450	423
4.00%, 12/01/2040	500	466
4.00%, 12/01/2041	450	412
4.00%, 12/01/2042	500	443
4.00%, 12/01/2042	500	454
5.00%, 01/01/2023	270	270
5.00%, 08/01/2026	820	820
5.00%, 01/01/2027	3,500	3,558
5.00%, 12/01/2028	400	422
5.00%, 12/01/2028	1,300	1,390
5.00%, 12/01/2029	300	323
5.00%, 12/01/2030	250	270
5.00%, 01/01/2031	1,015	1,033
5.00%, 08/01/2031	10,105	9,886
5.00%, 12/01/2031	300	323
5.00%, 12/01/2032	1,775	1,907
5.00%, 12/01/2032	2,355	2,519
5.00%, 01/01/2033	5,500	5,560
5.00%, 12/01/2033	400	428
5.00%, 12/01/2033	700	737
5.00%, 12/01/2033	3,650	3,883
5.00%, 12/01/2034	400	417
5.00%, 12/01/2034	500	531
5.00%, 12/01/2034	3,990	4,191

5.00%, 10/01/2035	9,000	8,951
5.00%, 12/01/2035	500	527
5.00%, 12/01/2035	800	827
5.00%, 12/01/2035	2,335	2,431
5.00%, 01/01/2036	1,830	1,815
5.00%, 12/01/2036	550	576
5.00%, 12/01/2036	1,360	1,407
5.00%, 12/01/2037	500	512
5.00%, 12/01/2037	600	626
5.00%, 12/01/2037	3,625	3,730
5.00%, 12/01/2038	500	520
5.00%, 12/01/2038	2,420	2,481
5.00%, 12/01/2039	715	729
5.00%, 10/01/2040	2,200	2,117
5.00%, 12/01/2040	450	456
5.00%, 07/01/2041	2,300	2,237
5.00%, 12/01/2041	450	454
5.00%, 12/01/2042	450	453
5.00%, 07/01/2046	1,800	1,723
5.25%, 08/01/2031	435	436
5.38%, 08/01/2036	800	789
Niagara Area Development Corp.
5.00%, 07/01/2052	1,000	728
Oneida County Local Development Corp.
5.00%, 12/01/2025	320	326
5.00%, 12/01/2027	1,425	1,450
5.00%, 12/01/2028	1,000	1,018
5.00%, 12/01/2035	1,160	1,253
Onondaga Civic Development Corp.
5.00%, 12/01/2033	1,000	1,135
Port Authority of New York & New Jersey
3.00%, 12/01/2032	5,000	4,960
4.00%, 07/15/2037	2,500	2,369
4.00%, 11/01/2037	2,000	1,894
5.00%, 09/15/2024	5,115	5,243
5.00%, 09/15/2026	1,000	1,057
5.00%, 10/15/2028	4,000	4,152
5.00%, 09/15/2029	1,500	1,612
5.00%, 10/15/2029	1,000	1,062
5.00%, 07/15/2031	4,000	4,361
5.00%, 12/01/2031	5,000	5,038
5.00%, 09/15/2032	1,500	1,605
5.00%, 10/15/2033	1,200	1,224
5.00%, 10/15/2033	6,000	6,338
5.00%, 11/15/2033	5,660	5,861
5.00%, 12/01/2033	5,070	5,107
5.00%, 08/01/2034	7,415	8,112
5.00%, 01/15/2035	150	174
5.00%, 01/15/2036	200	229
5.00%, 10/15/2036	2,300	2,335
5.00%, 01/15/2037	225	254
5.00%, 10/15/2037	4,665	4,732
5.00%, 01/15/2039	450	498
5.00%, 01/15/2040	500	551
5.00%, 01/15/2041	475	520
5.00%, 01/15/2042	975	1,063
5.25%, 08/01/2040	2,000	2,166
5.50%, 08/01/2041	11,255	12,369
5.50%, 08/01/2052	1,000	1,077
St Lawrence County Industrial Development Agency
5.00%, 07/01/2032	350	400
5.00%, 07/01/2033	400	453
5.00%, 07/01/2034	350	393
5.00%, 07/01/2035	400	444
5.00%, 07/01/2036	840	926
5.00%, 07/01/2037	880	963
State of New York Mortgage Agency
2.20%, 10/01/2029	1,000	888

3.25%, 10/01/2051	9,215	8,970
5.00%, 10/01/2023	920	928
Suffolk County Economic Development Corp.
5.38%, 11/01/2054(3)	2,210	1,667
Tender Option Bond Trust Receipts/Certificates
3.83%, 05/01/2030(1)(3)	8,100	8,100
3.84%, 05/15/2028(1)(3)	10,100	10,100
3.84%, 01/01/2053(1)(3)	4,750	4,750
Tompkins County Development Corp.
5.00%, 07/01/2044	115	112
Town of Hempstead NY
4.00%, 06/15/2028	3,665	3,832
Town of Oyster Bay NY
2.00%, 03/01/2033	1,415	1,203
Triborough Bridge & Tunnel Authority
2.00%, 05/15/2045(1)	2,425	2,175
2.00%, 05/15/2045(1)	6,375	5,737
4.00%, 05/15/2040	1,250	1,202
4.00%, 05/15/2042	2,840	2,696
5.00%, 11/15/2030	4,000	4,667
5.00%, 11/15/2032	8,095	9,566
5.00%, 11/15/2033	6,000	6,887
5.00%, 11/15/2034	4,165	4,597
5.00%, 11/15/2038	1,000	1,042
5.00%, 05/15/2039	11,650	12,798
5.00%, 11/15/2039	3,000	3,323
5.00%, 05/15/2041	5,075	5,505
5.00%, 11/15/2042	1,910	2,036
5.00%, 11/15/2042	2,900	3,151
5.00%, 05/15/2051(1)	1,900	2,019
5.00%, 05/15/2051	3,100	3,281
5.25%, 05/15/2041	1,895	2,108
Utility Debt Securitization Authority
5.00%, 12/15/2041	5,000	5,342
Westchester County Local Development Corp.
2.88%, 07/01/2026(3)	1,500	1,442
5.00%, 01/01/2037	525	520
5.00%, 01/01/2041	500	486
5.50%, 05/01/2042	150	150

Total New York		1,268,512

North Carolina – 1.01%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2050(1)	8,500	9,392
City of Charlotte NC
4.00%, 06/01/2038	2,450	2,442
City of Charlotte NC Airport Special Facilities Revenue
4.00%, 07/01/2038	1,525	1,449
4.00%, 07/01/2039	1,670	1,572
4.00%, 07/01/2040	2,030	1,895
4.00%, 07/01/2041	1,500	1,392
County of New Hanover NC
5.00%, 10/01/2027	100	110
5.00%, 10/01/2034	1,000	1,099
5.00%, 10/01/2047	840	923
Greater Asheville Regional Airport Authority
5.00%, 07/01/2035	1,750	1,882
5.00%, 07/01/2036	1,505	1,608
5.00%, 07/01/2037	1,780	1,887
5.25%, 07/01/2038	1,200	1,290
5.25%, 07/01/2042	1,100	1,162
5.50%, 07/01/2047	3,135	3,332
Mecklenburg County Public Facilities Corp.
5.00%, 02/01/2023	2,160	2,163
North Carolina Capital Facilities Finance Agency
4.00%, 05/01/2023	265	266
4.00%, 05/01/2024	190	192
5.00%, 05/01/2031	1,000	1,115

North Carolina Housing Finance Agency
3.75%, 07/01/2052	3,600	3,570
6.00%, 07/01/2053	4,645	5,066
North Carolina Medical Care Commission
2.55%, 06/01/2048(1)	3,955	3,866
4.00%, 03/01/2029	140	130
4.00%, 03/01/2030	145	133
4.00%, 03/01/2031	145	131
4.00%, 09/01/2033	180	167
4.00%, 03/01/2041	2,225	1,735
4.00%, 03/01/2042	1,500	1,155
4.00%, 09/01/2047	1,000	740
4.88%, 07/01/2040	550	488
5.00%, 10/01/2024	300	313
5.00%, 10/01/2025	155	156
5.00%, 03/01/2027	150	150
5.00%, 03/01/2028	155	154
5.00%, 10/01/2030	420	415
5.00%, 10/01/2030	2,100	2,049
5.00%, 01/01/2031	625	593
5.00%, 10/01/2031	2,950	2,862
5.00%, 09/01/2037	3,000	3,108
5.00%, 10/01/2037	250	234
5.00%, 01/01/2039	1,225	1,081
5.00%, 07/01/2039	1,110	1,055
5.00%, 10/01/2040	900	884
5.00%, 09/01/2041	440	459
5.00%, 10/01/2043	2,000	1,782
5.00%, 07/01/2049	900	813
5.00%, 02/01/2051(1)	1,000	1,058
6.25%, 07/01/2035	1,000	1,015
North Carolina Turnpike Authority
4.00%, 01/01/2055	3,550	3,086
5.00%, 02/01/2024	15,390	15,676
5.00%, 01/01/2027	530	569
5.00%, 01/01/2032	1,000	1,047
5.00%, 01/01/2049	3,325	3,420
5.00%, 07/01/2051	1,700	1,696
Raleigh Durham Airport Authority
5.00%, 05/01/2025	3,000	3,110
State of North Carolina
2.00%, 03/01/2036	2,230	1,677
5.00%, 03/01/2023	2,335	2,342
5.00%, 05/01/2026	4,750	5,110
5.00%, 05/01/2027	7,500	8,222
Tender Option Bond Trust Receipts/Certificates
3.96%, 01/01/2062(1)(3)	6,600	6,600

Total North Carolina		123,088

North Dakota – 0.12%
City of Grand Forks ND
4.00%, 12/01/2037	675	631
4.00%, 12/01/2041	1,830	1,624
4.00%, 12/01/2046	1,425	1,206
5.00%, 12/01/2027	1,110	1,179
5.00%, 12/01/2028	1,500	1,606
5.00%, 12/01/2031	1,300	1,425
North Dakota Housing Finance Agency
3.00%, 07/01/2051	6,095	5,933
3.00%, 01/01/2052	1,465	1,422

Total North Dakota		15,026

Ohio – 2.40%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2033	425	408
4.00%, 11/15/2034	500	474
4.00%, 11/15/2036	2,875	2,632
4.00%, 11/15/2037	2,300	2,079
4.00%, 11/15/2038	450	403
5.00%, 11/15/2030	450	509
5.25%, 11/15/2031	530	557

5.25%, 11/15/2032	645	677
5.25%, 11/15/2033	1,770	1,848
5.25%, 11/15/2046	1,255	1,268
American Municipal Power, Inc.
1.00%, 02/15/2048(1)	2,015	1,932
4.00%, 02/15/2036	1,975	1,975
4.00%, 02/15/2038	2,860	2,804
5.00%, 02/15/2035	3,285	3,669
Buckeye Tobacco Settlement Financing Authority
3.00%, 06/01/2048	10,000	7,039
4.00%, 06/01/2038	1,000	941
4.00%, 06/01/2048	15,125	12,942
5.00%, 06/01/2055	56,110	48,703
City of Cleveland OH Airport System Revenue
5.00%, 01/01/2024	2,450	2,500
City of Columbus OH
5.00%, 04/01/2033	1,345	1,513
City of Hamilton OH Electric System Revenue
4.00%, 10/01/2037	1,000	1,013
City of Upper Arlington OH
5.75%, 12/01/2042	500	532
Clermont County Port Authority
5.00%, 12/01/2029	750	793
5.00%, 12/01/2030	850	897
Cleveland-Cuyahoga County Port Authority
5.50%, 12/01/2043	125	127
5.50%, 12/01/2053	1,600	1,607
County of Allen OH Hospital Facilities Revenue
5.00%, 12/01/2029	585	654
5.00%, 12/01/2030	585	661
County of Cuyahoga OH
5.00%, 12/01/2026	2,500	2,558
5.00%, 02/15/2042	5,050	5,113
5.50%, 02/15/2052	1,790	1,815
5.50%, 02/15/2057	2,745	2,772
County of Fairfield OH
4.25%, 06/15/2024	1,470	1,470
County of Franklin OH
5.00%, 11/15/2033(1)	12,090	12,161
County of Hamilton OH
5.00%, 09/15/2034	1,050	1,129
County of Marion OH
5.13%, 12/01/2049	575	498
County of Montgomery OH
4.00%, 08/01/2038	2,055	1,983
4.00%, 08/01/2039	2,220	2,130
5.00%, 08/01/2025	515	539
County of Muskingum OH
4.00%, 02/15/2023	1,700	1,700
5.00%, 02/15/2048	2,080	1,788
County of Scioto OH
5.00%, 02/15/2029	1,200	1,252
Crestview Local School District/Columbiana County
4.00%, 12/01/2043	385	373
Franklin County Convention Facilities Authority
5.00%, 12/01/2044	2,770	2,738
5.00%, 12/01/2051	2,135	2,054
Miami University/Oxford OH
4.00%, 09/01/2036	1,000	1,007
5.00%, 09/01/2030	475	543
5.00%, 09/01/2032	1,000	1,133
5.00%, 09/01/2034	700	742
Ohio Air Quality Development Authority
2.10%, 12/01/2027(1)	5,000	4,804
2.10%, 07/01/2028(1)	12,500	12,010
2.10%, 10/01/2028(1)	15,000	14,411
2.88%, 02/01/2026	5,400	5,149
3.25%, 09/01/2029	2,995	2,746

4.00%, 09/01/2030(1)	1,500	1,494
4.25%, 11/01/2039(1)	7,575	7,554
4.50%, 01/15/2048(3)	2,000	1,749
5.00%, 07/01/2049(3)	8,800	7,810
Ohio Higher Educational Facility Commission
3.37%, 01/01/2043(1)	24,345	24,345
4.00%, 07/01/2031	865	879
4.00%, 07/01/2032	900	908
4.00%, 07/01/2035	505	491
5.00%, 05/01/2028	1,535	1,673
5.00%, 01/01/2032	235	253
5.00%, 10/01/2032	1,000	1,090
5.00%, 01/01/2033	285	306
5.00%, 05/01/2033	995	1,097
5.00%, 01/01/2034	360	386
5.00%, 01/15/2034	600	611
5.25%, 01/01/2035	375	405
5.25%, 01/01/2036	500	536
5.25%, 01/01/2037	420	447
Ohio Housing Finance Agency
4.50%, 03/01/2050	175	177
Ohio State University
4.00%, 12/01/2039	7,350	7,318
Ohio Turnpike & Infrastructure Commission
5.00%, 02/15/2039	1,100	1,240
5.00%, 02/15/2051	795	845
Ohio Water Development Authority
5.00%, 06/01/2031	450	529
5.00%, 12/01/2031	600	710
5.00%, 06/01/2032	350	417
5.00%, 12/01/2032	400	479
5.00%, 06/01/2033	350	417
5.00%, 12/01/2033	400	475
5.00%, 06/01/2034	300	355
5.00%, 12/01/2034	425	501
5.00%, 06/01/2035	500	586
5.00%, 12/01/2035	600	698
5.00%, 12/01/2035	1,000	1,141
Port of Greater Cincinnati Development Authority
3.75%, 12/01/2031(3)	485	414
Southeastern Ohio Port Authority
5.50%, 12/01/2043	1,000	1,002
State of Ohio
4.00%, 01/15/2038	2,500	2,367
4.00%, 01/15/2040	1,550	1,448
4.00%, 01/15/2041	655	609
4.00%, 01/15/2050	450	392
5.00%, 01/01/2023	430	430
5.00%, 08/01/2024	2,500	2,589
5.00%, 02/01/2028	1,295	1,441
5.00%, 03/01/2028	690	769
5.00%, 03/01/2028	860	958
5.00%, 03/15/2028	1,725	1,924
5.00%, 01/01/2030	1,170	1,290
5.00%, 12/15/2030	1,500	1,741
5.00%, 12/15/2031	1,000	1,158
5.00%, 12/15/2032	1,000	1,155
5.00%, 12/15/2033	1,000	1,151
5.00%, 12/15/2034	1,000	1,143
5.00%, 01/15/2035	1,645	1,749
5.00%, 10/01/2035	1,410	1,526
5.00%, 03/01/2037	1,365	1,528
5.00%, 01/15/2050	1,000	1,018
United Local School District
4.00%, 12/01/2032	320	333
University of Akron
4.00%, 01/01/2027	2,780	2,864
5.00%, 01/01/2037	6,675	6,866

University of Cincinnati
5.00%, 06/01/2028	250	273
5.00%, 06/01/2029	400	437

Total Ohio		292,272

Oklahoma – 0.48%
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500	1,545
5.00%, 09/01/2026	1,725	1,856
5.00%, 09/01/2028	1,120	1,200
Cleveland County Educational Facilities Authority
5.00%, 09/01/2025	300	316
5.00%, 09/01/2026	375	402
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470	2,639
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515	532
5.00%, 12/01/2025	545	573
5.00%, 12/01/2026	820	875
Grady County School Finance Authority
5.00%, 09/01/2028	375	417
5.00%, 09/01/2030	1,235	1,376
Grand River Dam Authority
5.00%, 06/01/2023	1,000	1,008
Muskogee Industrial Trust
4.00%, 09/01/2030	2,000	2,057
Norman Regional Hospital Authority
4.00%, 09/01/2045	1,750	1,483
Oklahoma City Airport Trust
5.00%, 07/01/2025	2,040	2,108
5.00%, 07/01/2026	2,195	2,291
5.00%, 07/01/2030	1,350	1,425
5.00%, 07/01/2032	2,960	3,115
5.00%, 07/01/2035	3,240	3,371
5.00%, 07/01/2043	1,065	1,086
Oklahoma County Finance Authority
5.13%, 04/01/2042	1,900	950
5.70%, 04/01/2025(4)	335	168
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015	1,138
Oklahoma Development Finance Authority
4.00%, 06/01/2023	1,305	1,309
5.00%, 08/01/2023	515	517
5.00%, 08/01/2026	75	77
5.00%, 08/01/2030	1,010	1,039
5.25%, 08/15/2048	3,330	2,960
5.50%, 08/15/2057	1,780	1,606
Oklahoma State University
5.00%, 09/01/2031	1,500	1,723
Oklahoma Turnpike Authority
5.00%, 01/01/2025	700	729
5.00%, 01/01/2026	2,500	2,659
5.00%, 01/01/2027	3,000	3,250
5.00%, 01/01/2028	2,905	3,202
Oklahoma Water Resources Board
4.00%, 04/01/2035	1,750	1,830
Tulsa Airports Improvement Trust
5.00%, 06/01/2031	1,120	1,188
5.00%, 06/01/2033	1,240	1,310
Tulsa County Industrial Authority
5.00%, 11/15/2023	230	231
5.00%, 11/15/2029	400	403
5.25%, 11/15/2037	1,000	1,000
5.25%, 11/15/2045	1,500	1,446

Total Oklahoma		58,410

Oregon – 0.57%
City of Eugene OR Electric Utility System Revenue
4.00%, 08/01/2036	300	313

County of Yamhill OR
4.00%, 12/01/2030	950	983
Hillsboro School District No 1J
4.00%, 06/15/2035	750	773
4.00%, 06/15/2037	2,250	2,283
5.00%, 06/15/2028	1,525	1,673
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200	209
5.00%, 09/01/2032	270	281
5.00%, 09/01/2046	1,000	1,014
Medford Hospital Facilities Authority
5.00%, 08/15/2036	1,145	1,232
Oregon State Facilities Authority
3.54%, 08/01/2034(1)	9,100	9,100
5.00%, 06/01/2030	7,775	8,640
Oregon State Lottery
5.00%, 04/01/2036	2,500	2,675
Port of Portland OR Airport Revenue
4.00%, 07/01/2040	5,800	5,415
5.00%, 07/01/2027	1,000	1,061
5.00%, 07/01/2027	2,000	2,123
5.00%, 07/01/2028	2,000	2,138
5.00%, 07/01/2028	2,190	2,341
5.00%, 07/01/2029	750	824
5.00%, 07/01/2031	1,000	1,048
5.00%, 07/01/2032	1,000	1,017
5.00%, 07/01/2033	3,485	3,542
5.00%, 07/01/2045	2,420	2,470
Salem Hospital Facility Authority
4.00%, 05/15/2040	1,000	815
4.00%, 05/15/2041	1,500	1,443
4.00%, 05/15/2047	475	360
4.00%, 05/15/2057	1,500	1,059
State of Oregon Department of Transportation
5.25%, 11/15/2047	2,705	3,020
State of Oregon Housing & Community Services Department
3.50%, 01/01/2051	1,095	1,082
4.00%, 07/01/2051	2,725	2,729
Yamhill County Hospital Authority
1.75%, 11/15/2026	1,355	1,241
2.13%, 11/15/2027	1,000	883
2.50%, 11/15/2028	1,000	875
5.00%, 11/15/2046	1,540	1,223
5.00%, 11/15/2051	1,005	776
5.00%, 11/15/2051	1,100	844
5.00%, 11/15/2056	1,940	1,455

Total Oregon		68,960

Other Territory – 0.06%
Tender Option Bond Trust Receipts/Certificates
3.86%, 12/01/2061(1)(3)	6,900	6,900

Total Other Territory		6,900

Pennsylvania – 3.79%
Allegheny County Airport Authority
4.00%, 01/01/2046	1,000	889
5.00%, 01/01/2033	1,365	1,467
5.00%, 01/01/2056	13,570	13,889
Allegheny County Higher Education Building Authority
4.00%, 03/01/2032	300	308
4.00%, 03/01/2033	300	307
4.00%, 03/01/2035	345	348
4.00%, 03/01/2041	2,615	2,431
Allegheny County Hospital Development Authority
5.00%, 07/15/2025	2,370	2,483
5.00%, 07/15/2034	5,100	5,520
Allegheny County Industrial Development Authority
3.50%, 12/01/2031	915	755
4.00%, 12/01/2041	1,720	1,250
4.25%, 12/01/2050	1,915	1,313
Allentown City School District

5.00%, 02/01/2031	500	557
5.00%, 02/01/2033	470	521
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027(3)	1,250	1,254
5.00%, 05/01/2032(3)	2,025	2,012
5.00%, 05/01/2036	850	863
5.00%, 05/01/2042(3)	1,750	1,650
5.00%, 05/01/2042	3,875	3,776
5.00%, 05/01/2042(3)	4,345	4,097
6.00%, 05/01/2042(3)	450	448
Bucks County Industrial Development Authority
5.00%, 07/01/2026	475	489
5.00%, 07/01/2027	475	490
5.00%, 07/01/2028	925	956
5.00%, 07/01/2029	500	516
5.00%, 07/01/2030	675	695
5.00%, 07/01/2033	640	644
5.00%, 07/01/2034	1,580	1,580
5.00%, 07/01/2035	435	430
5.00%, 07/01/2036	665	652
5.00%, 07/01/2037	1,410	1,376
5.00%, 07/01/2038	1,460	1,417
5.00%, 07/01/2039	1,510	1,458
Capital Region Water Revenue
5.00%, 07/15/2023	1,750	1,767
5.00%, 07/15/2025	1,000	1,052
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430	443
5.00%, 07/15/2028	350	382
Chester County Industrial Development Authority
4.38%, 03/01/2028(3)	175	171
5.00%, 10/15/2032(3)	1,415	1,385
5.00%, 03/01/2038(3)	425	409
5.13%, 03/01/2048(3)	945	881
5.88%, 10/15/2047(3)	3,385	3,257
Chichester School District
4.00%, 09/15/2028	750	785
4.00%, 09/15/2029	900	943
City of Oil City PA
4.00%, 12/01/2032	185	195
City of Philadelphia PA
5.00%, 08/01/2023	4,000	4,045
5.00%, 07/15/2026	2,475	2,529
5.00%, 08/01/2027	1,500	1,637
5.00%, 08/01/2028	6,000	6,313
5.00%, 02/01/2029	3,175	3,513
5.00%, 08/01/2031	500	569
5.00%, 08/01/2031	8,000	8,611
5.00%, 08/01/2033	2,000	2,138
City of Philadelphia PA Airport Revenue
4.00%, 07/01/2037	2,085	1,990
5.00%, 07/01/2026	1,155	1,234
5.00%, 07/01/2027	1,520	1,648
5.00%, 07/01/2029	230	247
5.00%, 07/01/2030	1,000	1,046
5.00%, 07/01/2031	2,000	2,091
5.00%, 07/01/2032	1,745	1,821
5.00%, 07/01/2033	1,000	1,042
5.00%, 07/01/2047	1,060	1,046
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165	1,256
5.00%, 11/01/2027	1,540	1,689
5.00%, 11/01/2032	1,000	1,093
City of Reading PA
5.00%, 11/01/2027	2,330	2,531
Coatesville School District
5.00%, 08/01/2025	875	922
Commonwealth Financing Authority

5.00%, 06/01/2027	750	814
5.00%, 06/01/2027	1,500	1,614
5.00%, 06/01/2027	2,165	2,350
5.00%, 06/01/2028	2,555	2,788
5.00%, 06/01/2030	1,750	1,981
Commonwealth of Pennsylvania
4.00%, 02/01/2032	2,380	2,446
4.00%, 04/01/2033	20,000	20,040
5.00%, 02/01/2023	895	896
5.00%, 01/01/2024	5,800	5,923
5.00%, 01/01/2027	2,095	2,272
5.00%, 10/01/2036	3,215	3,649
County of Lancaster PA
4.00%, 11/01/2030	560	591
County of Lehigh PA
4.00%, 07/01/2039	1,955	1,847
County of Luzerne PA
5.00%, 12/15/2029	750	815
Cumberland County Municipal Authority
3.00%, 01/01/2024	500	489
4.00%, 01/01/2033	210	215
4.00%, 01/01/2033	545	514
4.00%, 01/01/2033	745	763
4.50%, 01/01/2040(3)	3,500	2,919
Dauphin County General Authority
5.00%, 10/15/2030(3)	2,000	1,950
5.00%, 06/01/2035	1,000	1,035
Deer Creek Drainage Basin Authority
4.00%, 12/01/2033	575	605
4.00%, 12/01/2035	375	387
5.00%, 12/01/2028	275	307
Delaware County Authority
5.00%, 08/01/2030	1,150	1,204
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100	1,146
Doylestown Hospital Authority
4.00%, 07/01/2045	750	544
5.00%, 07/01/2046	3,700	3,102
5.00%, 07/01/2049	3,620	2,983
Easton Area School District
5.00%, 04/01/2029	1,000	1,067
5.00%, 04/01/2030	2,805	2,990
Franklin County Industrial Development Authority
5.00%, 12/01/2053	500	395
Geisinger Authority
5.00%, 04/01/2035	3,000	3,209
5.00%, 02/15/2039	1,500	1,544
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970	2,088
5.00%, 06/01/2044	1,085	1,121
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2030	780	810
5.00%, 07/01/2034	2,000	2,056
Indiana County Industrial Development Authority
5.00%, 05/01/2029	740	801
Lancaster City Parking Authority
4.00%, 09/01/2035	1,100	1,128
Lancaster County Hospital Authority
5.00%, 07/01/2023	775	775
5.00%, 07/01/2031	560	536
5.00%, 07/01/2032	560	532
5.00%, 12/01/2032	250	230
5.00%, 12/01/2037	820	719
5.00%, 07/01/2045	1,970	1,820
5.00%, 12/01/2047	2,010	1,617
5.00%, 11/01/2051	2,600	2,624
Lancaster Industrial Development Authority
4.00%, 07/01/2031	165	151

4.00%, 07/01/2037	130	111
Latrobe Industrial Development Authority
4.00%, 03/01/2037	450	396
4.00%, 03/01/2039	320	275
4.00%, 03/01/2040	500	425
4.00%, 03/01/2046	750	604
4.00%, 03/01/2051	800	620
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000	1,059
Manheim Central School District
4.00%, 05/01/2038	850	842
Montgomery County Higher Education & Health Authority
5.00%, 09/01/2023	460	465
5.00%, 10/01/2023	50	50
5.00%, 09/01/2024	410	421
5.00%, 10/01/2028	1,000	1,011
5.00%, 09/01/2032	1,000	1,089
5.00%, 09/01/2033	305	331
5.00%, 10/01/2036	1,320	1,312
5.00%, 10/01/2040	1,595	1,543
Montgomery County Industrial Development Authority
5.25%, 01/15/2036	2,500	2,614
5.25%, 01/01/2040	1,510	1,427
5.38%, 01/01/2050	500	456
North Allegheny School District
4.00%, 05/01/2035	1,000	1,029
4.00%, 05/01/2036	705	710
Northampton County General Purpose Authority
3.92% (1 Month LIBOR USD + 1.04%), 08/15/2048(2)	1,625	1,625
5.00%, 08/15/2036	455	470
Pennsylvania Economic Development Financing Authority
0.40%, 10/01/2023	7,500	7,279
1.75%, 08/01/2038(1)	10,000	9,553
3.25%, 08/01/2039(3)	625	465
3.45%, 12/01/2030(1)	8,000	8,000
4.00%, 04/15/2037	1,000	974
4.00%, 11/15/2042	7,500	6,812
4.00%, 08/01/2045(1)	1,400	1,400
4.06% (SIFMA Municipal Swap Index Yield + 0.40%), 06/01/2041(2)	3,085	2,999
5.00%, 04/15/2026	2,500	2,655
5.00%, 04/15/2027	4,600	4,965
5.00%, 04/15/2031	2,095	2,326
5.00%, 12/31/2034	1,000	1,012
5.00%, 12/31/2038	3,000	3,002
5.30%, 06/30/2035	1,500	1,595
5.50%, 06/30/2037	5,450	5,769
5.50%, 06/30/2038	5,450	5,735
5.75%, 06/30/2048	8,185	8,522
6.00%, 06/30/2061	2,575	2,718
9.00%, 04/01/2051(1)(3)	3,030	3,434
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2024	3,005	3,093
5.00%, 06/15/2025	1,855	1,949
5.00%, 08/15/2029	1,600	1,757
Pennsylvania Housing Finance Agency
3.00%, 10/01/2051	14,775	14,084
3.00%, 10/01/2052	8,600	8,180
3.50%, 04/01/2051	635	629
Pennsylvania Turnpike Commission
4.00%, 12/01/2036	905	896
4.00%, 12/01/2037	1,000	981
4.00%, 12/01/2038	360	353
4.00%, 12/01/2039	4,000	3,915
4.00%, 12/01/2042	625	597
4.00%, 12/01/2045	2,000	1,853
4.00%, 12/01/2046	2,000	1,841
5.00%, 06/01/2028	2,085	2,212
5.00%, 12/01/2031	350	404

5.00%, 06/01/2032	2,000	2,134
5.00%, 12/01/2032	350	407
5.00%, 06/01/2033	3,155	3,349
5.00%, 12/01/2033	375	434
5.00%, 12/01/2034	300	344
5.00%, 12/01/2034	1,240	1,340
5.00%, 12/01/2035	500	568
5.00%, 12/01/2036	500	564
5.00%, 12/01/2037	450	497
5.00%, 12/01/2037	550	613
5.00%, 12/01/2039	1,000	1,091
5.25%, 12/01/2052	1,350	1,451
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
4.00%, 12/01/2051	3,995	3,761
5.00%, 12/01/2038	1,035	1,100
Philadelphia Authority for Industrial Development
4.00%, 06/01/2031	675	629
4.00%, 06/01/2041	750	593
4.00%, 06/01/2051	800	577
4.00%, 06/01/2056	850	590
5.00%, 07/01/2031	205	191
5.00%, 07/01/2032	600	554
5.00%, 07/01/2037	150	132
5.00%, 06/15/2039	500	467
5.00%, 06/15/2040(3)	900	854
5.00%, 08/01/2040	620	623
5.00%, 06/15/2050	1,375	1,211
5.00%, 06/15/2050(3)	1,700	1,526
5.00%, 08/01/2050	1,050	1,031
5.25%, 11/01/2052	3,030	3,171
Philadelphia Gas Works Co.
4.00%, 08/01/2036	1,000	1,009
5.00%, 08/01/2024	425	438
5.00%, 08/01/2024	500	515
5.00%, 08/01/2025	450	473
5.00%, 08/01/2027	750	812
5.00%, 08/01/2028	625	687
5.00%, 08/01/2029	1,000	1,114
5.00%, 08/01/2031	1,760	1,981
5.00%, 08/01/2032	1,000	1,123
5.00%, 08/01/2033	1,250	1,400
5.00%, 08/01/2034	1,410	1,570
5.00%, 08/01/2035	1,000	1,105
5.00%, 08/01/2036	1,690	1,851
Pittsburgh School District
3.00%, 09/01/2039	3,290	2,750
Pittsburgh Water & Sewer Authority
4.31% (SIFMA Municipal Swap Index Yield + 0.65%), 09/01/2040(2)	15,000	14,985
5.00%, 09/01/2038	1,000	1,081
Reading School District
5.00%, 03/01/2035	1,100	1,161
5.00%, 03/01/2036	1,250	1,311
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335	1,340
School District of Philadelphia
5.00%, 09/01/2026	1,625	1,730
5.00%, 09/01/2029	1,500	1,658
5.00%, 09/01/2030	15	16
5.00%, 09/01/2030	3,985	4,224
5.00%, 09/01/2031	1,000	1,057
5.00%, 09/01/2031	1,200	1,308
5.00%, 09/01/2032	1,200	1,305
5.00%, 09/01/2032	2,200	2,424
5.00%, 09/01/2033	960	1,062
5.00%, 09/01/2033	1,500	1,648
5.00%, 09/01/2043	1,690	1,775
Scranton School District
5.00%, 06/01/2033	530	586

5.00%, 06/01/2035	515	566
South Wayne County Water & Sewer Authority
4.00%, 02/15/2036	600	613
State Public School Building Authority
4.00%, 06/15/2033	685	719
4.00%, 06/15/2034	700	733
5.00%, 06/15/2025	3,000	3,129
5.00%, 06/01/2026	180	187
5.00%, 06/01/2029	665	740
5.00%, 12/01/2032	725	787
5.00%, 12/01/2032	2,335	2,449
5.25%, 09/15/2030	990	1,067
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,000	1,038
5.00%, 01/01/2038	4,125	4,226
Tender Option Bond Trust Receipts/Certificates
3.69%, 12/01/2060(1)(3)	4,800	4,800
Trinity Area School District
4.00%, 11/01/2043	2,250	2,199
Upper Merion Area School District
5.00%, 01/15/2030	600	642
Waverly Township Municipal Authority
4.00%, 02/15/2029	1,030	1,089
York County School of Technology Authority
5.00%, 02/15/2023	1,200	1,202
5.00%, 02/15/2028	400	412

Total Pennsylvania		462,667

Puerto Rico – 2.67%
Commonwealth of Puerto Rico
0.00%, 07/01/2024	2,503	2,320
0.00%, 07/01/2033	2,886	1,560
0.00%, 11/01/2043(1)	10,585	4,631
4.00%, 07/01/2033	14,218	12,328
4.00%, 07/01/2035	7,946	6,687
4.00%, 07/01/2037	1,730	1,415
4.00%, 07/01/2041	2,352	1,842
4.00%, 07/01/2046	2,446	1,834
5.25%, 07/01/2023	5,861	5,861
5.38%, 07/01/2025	21,798	21,962
5.63%, 07/01/2027	16,707	17,023
5.63%, 07/01/2029	8,592	8,792
5.75%, 07/01/2031	13,012	13,453
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2042(3)	1,460	1,170
4.00%, 07/01/2042(3)	2,900	2,324
4.00%, 07/01/2042(3)	4,450	3,567
4.00%, 07/01/2047(3)	1,025	790
5.00%, 07/01/2027(3)	1,070	1,061
5.00%, 07/01/2028(3)	2,075	2,051
5.00%, 07/01/2029(3)	1,360	1,339
5.00%, 07/01/2029(3)	3,150	3,102
5.00%, 07/01/2030(3)	18,220	17,885
5.00%, 07/01/2033(3)	4,925	4,757
5.00%, 07/01/2035(3)	8,000	7,625
5.00%, 07/01/2037(3)	1,050	992
5.00%, 07/01/2037(3)	6,575	6,210
5.00%, 07/01/2037(3)	7,750	7,320
5.00%, 07/01/2047(3)	17,025	15,337
6.13%, 07/01/2024	125	126
Puerto Rico Electric Power Authority
3.70%, 07/01/2050(4)	20	14
5.00%, 07/01/2024(4)	415	303
5.00%, 07/01/2025(4)	25	18
5.00%, 07/01/2026(4)	60	44
5.00%, 07/01/2027(4)	15	11
5.00%, 07/01/2027(4)	25	18
5.00%, 07/01/2028(4)	30	22
5.00%, 07/01/2028(4)	170	124

5.00%, 07/01/2032(4)	815	595
5.00%, 07/01/2037(4)	2,300	1,679
5.00%, 07/01/2050(4)	80	58
5.05%, 07/01/2042(4)	120	87
5.25%, 07/01/2023(4)	3,495	2,560
5.25%, 07/01/2024(4)	110	81
5.25%, 07/01/2026(4)	635	465
5.25%, 07/01/2027(4)	200	147
5.25%, 07/01/2027(4)	210	154
5.25%, 07/01/2027(4)	315	231
5.25%, 07/01/2028(4)	60	44
5.25%, 07/01/2033(4)	95	70
5.25%, 07/01/2040(4)	3,075	2,252
5.25%, 07/01/2050(4)	270	195
5.50%, 07/01/2038(4)	4,000	2,945
5.50%, 07/01/2051(4)	5	4
5.75%, 07/01/2036(4)	1,300	959
6.75%, 07/01/2036(4)	1,560	1,166
7.25%, 07/01/2030(4)	265	199
Puerto Rico Highway & Transportation Authority
0.00%, 07/01/2053	11,083	6,123
Puerto Rico Housing Finance Authority
5.00%, 12/01/2023	4,300	4,370
5.00%, 12/01/2024	9,270	9,566
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
4.00%, 07/01/2037	240	216
5.00%, 07/01/2030	285	312
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2024	1,659	1,548
0.00%, 07/01/2024	4,596	4,287
0.00%, 07/01/2027	407	329
0.00%, 07/01/2027	2,061	1,667
0.00%, 07/01/2029	2,569	1,872
0.00%, 07/01/2031	5,167	3,366
0.00%, 07/01/2033	12,567	7,310
0.00%, 07/01/2046	32,706	8,058
0.00%, 07/01/2051	6,000	1,080
4.33%, 07/01/2040	6,839	6,161
4.33%, 07/01/2040	33,090	29,810
4.50%, 07/01/2034	2,582	2,436
4.55%, 07/01/2040	3,500	3,211
4.75%, 07/01/2053	8,294	7,331
4.78%, 07/01/2058	13,362	11,593
5.00%, 07/01/2058	27,485	24,954

Total Puerto Rico		325,409

Rhode Island – 0.35%
Providence Public Building Authority
5.00%, 09/15/2038	2,570	2,778
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200	1,228
Rhode Island Health & Educational Building Corp.
4.00%, 05/15/2034	1,750	1,839
4.00%, 09/15/2042	5,000	4,774
5.00%, 09/01/2031	2,215	2,155
5.00%, 09/01/2036	100	92
5.00%, 05/15/2039	700	703
5.50%, 05/15/2040	1,205	1,358
5.50%, 05/15/2041	1,570	1,759
5.50%, 05/15/2047	4,130	4,564
Rhode Island Housing & Mortgage Finance Corp.
3.00%, 10/01/2051	3,505	3,379
3.50%, 10/01/2050	925	915
4.00%, 10/01/2049	385	386
5.00%, 10/01/2026	395	425
5.00%, 04/01/2027	215	233
5.00%, 10/01/2027	250	273
5.00%, 10/01/2027	520	562
5.00%, 04/01/2028	480	520

5.00%, 10/01/2028	275	304
5.00%, 10/01/2029	285	318
Rhode Island Infrastructure Bank
4.00%, 10/01/2034	2,000	2,136
Rhode Island Student Loan Authority
3.50%, 12/01/2034	245	238
5.00%, 12/01/2024	600	615
5.00%, 12/01/2025	500	522
5.00%, 12/01/2025	1,000	1,040
5.00%, 12/01/2026	750	792
5.00%, 12/01/2026	1,000	1,056
5.00%, 12/01/2027	800	855
5.00%, 12/01/2027	1,000	1,069
5.00%, 12/01/2028	1,150	1,240
5.00%, 12/01/2029	675	736
5.00%, 12/01/2030	1,645	1,805
Tobacco Settlement Financing Corp.
5.00%, 06/01/2024	1,455	1,475

Total Rhode Island		42,144

South Carolina – 0.88%
Aiken County Consolidated School District
4.00%, 04/01/2034	2,415	2,525
Connector 2000 Association, Inc.
0.00%, 01/01/2032(7)	1,007	314
0.00%, 01/01/2032	4,761	2,549
0.00%, 01/01/2042	5,258	1,299
0.00%, 07/22/2051	22,772	2,584
County of Richland SC
5.00%, 03/01/2025	2,900	3,044
Lancaster County School District
5.00%, 03/01/2023	445	446
Lexington County Health Services District, Inc.
5.00%, 11/01/2023	300	304
5.00%, 11/01/2024	780	807
Patriots Energy Group Financing Agency
4.00%, 10/01/2048(1)	34,495	34,465
Piedmont Municipal Power Agency
4.00%, 01/01/2034	4,000	4,066
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060	1,079
South Carolina Jobs-Economic Development Authority
5.00%, 04/01/2031	510	555
5.00%, 05/01/2037	500	439
5.00%, 05/01/2042	500	418
5.00%, 11/15/2042	585	528
5.00%, 05/01/2043	4,675	4,719
5.00%, 04/01/2047	2,000	1,615
5.00%, 04/01/2052	1,750	1,380
5.00%, 11/15/2054	1,000	845
6.00%, 02/01/2035(3)(4)	525	210
6.25%, 02/01/2045(3)(4)	995	398
South Carolina Ports Authority
5.00%, 07/01/2026	1,940	2,048
5.00%, 07/01/2027	3,120	3,325
5.00%, 07/01/2028	1,100	1,184
South Carolina Public Service Authority
4.00%, 12/01/2036	3,500	3,354
5.00%, 12/01/2032	1,500	1,569
5.00%, 12/01/2032	6,345	6,904
5.00%, 12/01/2035	1,500	1,549
5.00%, 12/01/2041	3,000	3,050
5.25%, 12/01/2038	10,000	10,912
5.75%, 12/01/2043	2,000	2,050
South Carolina State Housing Finance & Development Authority
4.00%, 01/01/2050	655	657
4.00%, 07/01/2050	655	657
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305	324

5.00%, 10/01/2035	5,325	5,716

Total South Carolina		107,888

South Dakota – 0.15%
City of Sioux Falls SD
5.00%, 11/01/2042	750	653
County of Lawrence SD
4.00%, 12/01/2036	730	756
4.00%, 12/01/2038	810	817
County of Lincoln SD
4.00%, 08/01/2051	2,060	1,613
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2024	355	364
5.00%, 09/01/2025	880	923
5.00%, 09/01/2026	2,000	2,133
5.00%, 11/01/2029	800	840
5.00%, 11/01/2030	1,000	1,045
5.00%, 07/01/2033(1)	2,630	2,689
5.00%, 11/01/2045	1,500	1,458
South Dakota Housing Development Authority
3.00%, 11/01/2051	1,150	1,118
4.00%, 11/01/2047	3,860	3,861

Total South Dakota		18,270

Tennessee – 1.07%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240	865
Chattanooga Health Educational & Housing Facility Board
5.00%, 10/01/2030	500	503
5.00%, 10/01/2032	1,215	1,220
5.00%, 10/01/2035	2,260	2,260
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2025	1,850	1,860
5.00%, 07/01/2035	1,275	1,326
Health Educational & Housing Facility Board of the City of Memphis
5.00%, 07/01/2027(1)	4,220	4,396
5.00%, 07/01/2027(1)	7,157	7,453
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825	1,832
5.00%, 04/01/2024	1,000	1,019
5.00%, 04/01/2027	1,740	1,829
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	540	447
5.50%, 07/01/2037	1,600	1,171
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 04/01/2026(1)	4,580	4,621
5.00%, 06/01/2044(1)	10,000	10,308
Metropolitan Government of Nashville & Davidson County TN
5.00%, 07/01/2031	1,100	1,163
Metropolitan Nashville Airport Authority
5.00%, 07/01/2030	1,950	2,111
5.00%, 07/01/2031	1,920	2,093
5.25%, 07/01/2032	1,150	1,283
5.25%, 07/01/2033	1,000	1,112
5.25%, 07/01/2034	1,250	1,384
5.25%, 07/01/2035	1,375	1,507
5.50%, 07/01/2036	1,125	1,245
5.50%, 07/01/2037	2,400	2,638
5.50%, 07/01/2038	3,225	3,530
5.50%, 07/01/2039	2,300	2,505
5.50%, 07/01/2040	2,000	2,167
5.50%, 07/01/2052	1,320	1,394
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(3)	945	945
5.13%, 06/01/2036(3)	3,290	3,311
New Memphis Arena Public Building Authority
0.00%, 04/01/2029	625	546
0.00%, 04/01/2030	750	654
0.00%, 04/01/2031	650	566

Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037(3)	1,590	1,305
Tender Option Bond Trust Receipts/Certificates
3.56%, 12/01/2060(1)(3)	4,500	4,500
Tennergy Corp.
5.00%, 02/01/2050(1)	9,320	9,455
Tennessee Energy Acquisition Corp.
4.00%, 05/01/2048(1)	2,135	2,138
4.00%, 11/01/2049(1)	2,070	2,055
5.00%, 02/01/2027	2,725	2,791
5.00%, 05/01/2052(1)	3,610	3,736
Tennessee Housing Development Agency
3.00%, 01/01/2052	1,655	1,601
3.75%, 07/01/2052	2,370	2,351
5.00%, 01/01/2053	3,215	3,351
Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000	26,480

Total Tennessee		131,027

Texas – 8.37%
Alamito Public Facility Corp.
3.50%, 09/01/2025(1)	1,990	1,981
3.50%, 09/01/2025(1)	4,315	4,296
Alamo Community College District
4.00%, 02/15/2023	1,000	1,001
Arlington Higher Education Finance Corp.
4.00%, 08/15/2031	435	453
4.00%, 08/15/2038	4,410	4,369
4.00%, 08/15/2039	4,925	4,856
4.00%, 08/15/2040	5,130	5,002
4.00%, 08/15/2041	5,400	5,227
4.00%, 08/15/2042	3,000	2,890
Arlington Independent School District
4.00%, 02/15/2039	1,500	1,483
Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430	445
5.00%, 08/01/2028	310	339
5.00%, 08/01/2031	300	326
5.00%, 08/01/2031	580	631
Austin Convention Enterprises, Inc.
5.00%, 01/01/2023	250	250
5.00%, 01/01/2025	150	150
5.00%, 01/01/2027	400	401
5.00%, 01/01/2028	540	541
5.00%, 01/01/2028	1,570	1,613
5.00%, 01/01/2029	475	476
5.00%, 01/01/2029	1,045	1,072
5.00%, 01/01/2030	720	720
5.00%, 01/01/2032	1,700	1,740
5.00%, 01/01/2034	1,000	991
Austin Independent School District
4.00%, 08/01/2032	2,835	3,081
4.00%, 08/01/2033	3,160	3,420
4.00%, 08/01/2034	3,620	3,886
4.00%, 08/01/2035	2,465	2,619
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2023	1,425	1,436
5.00%, 10/01/2025	1,780	1,842
5.00%, 10/01/2026	1,400	1,464
5.00%, 10/01/2028	1,925	2,030
5.00%, 10/01/2030	2,175	2,287
5.00%, 10/01/2033	2,000	2,087
5.00%, 10/01/2034	2,000	2,083
5.00%, 10/01/2036	1,000	1,032
Barbers Hill Independent School District
4.00%, 02/15/2041	1,625	1,583
Baytown Area Water Authority
5.00%, 05/01/2023	1,000	1,006
5.00%, 05/01/2024	1,000	1,026
5.00%, 05/01/2025	1,000	1,045

Birdville Independent School District
5.00%, 02/15/2026	725	776
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.00%, 12/01/2045	290	281
5.25%, 12/01/2035	525	532
Board of Regents of the University of Texas System
4.00%, 08/15/2036	10,785	10,864
Brazosport Independent School District
2.13%, 02/15/2033	1,310	1,126
Capital Area Housing Finance Corp.
0.29%, 08/01/2039(1)	2,015	1,892
Central Texas Regional Mobility Authority
4.00%, 01/01/2033	965	976
4.00%, 01/01/2033	1,000	1,009
4.00%, 01/01/2036	500	494
4.00%, 01/01/2037	620	603
5.00%, 01/01/2024	175	178
5.00%, 01/01/2025	225	233
5.00%, 01/01/2025	3,795	3,894
5.00%, 01/01/2028	300	313
5.00%, 01/01/2029	750	811
5.00%, 01/01/2031	500	548
5.00%, 01/01/2031	600	657
5.00%, 01/01/2032	500	545
5.00%, 01/01/2034	1,475	1,559
5.00%, 01/01/2035	600	649
5.00%, 01/01/2036	600	645
5.00%, 01/01/2037	605	645
Central Texas Turnpike System
5.00%, 08/15/2037	2,500	2,507
5.00%, 08/15/2042	1,400	1,374
City of Amarillo TX Waterworks & Sewer System Revenue
4.00%, 04/01/2039	1,310	1,295
4.00%, 04/01/2040	1,450	1,433
City of Arlington TX
5.00%, 08/15/2031	265	285
5.00%, 08/15/2033	290	308
5.00%, 08/15/2035	320	336
City of Arlington TX Special Tax Revenue
4.00%, 02/15/2044	1,000	934
City of Austin TX
5.00%, 09/01/2023	2,160	2,190
5.00%, 09/01/2037	2,900	3,302
City of Austin TX Airport System Revenue
5.00%, 11/15/2026	1,140	1,205
5.00%, 11/15/2028	1,000	1,025
5.25%, 11/15/2047	1,825	1,904
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2032	750	881
5.00%, 11/15/2034	500	580
5.00%, 11/15/2039	1,575	1,771
5.00%, 11/15/2040	2,820	3,151
5.00%, 11/15/2041	2,500	2,777
City of Crandall TX
3.38%, 09/15/2026(3)	50	46
4.00%, 09/15/2031(3)	100	90
City of Dallas TX
5.00%, 02/15/2024	1,055	1,079
5.00%, 02/15/2027	8,125	8,849
City of Dallas TX Hotel Occupancy Tax Revenue
4.00%, 08/15/2029	1,110	1,135
4.00%, 08/15/2030	1,040	1,063
4.00%, 08/15/2032	1,000	1,019
City of Dallas TX Waterworks & Sewer System Revenue
4.00%, 10/01/2032	3,210	3,382
5.00%, 10/01/2027	530	561
5.00%, 10/01/2031	800	862

City of El Paso TX
5.00%, 08/15/2025	2,245	2,370
City of El Paso TX Water & Sewer Revenue
5.00%, 03/01/2034	1,725	1,965
5.00%, 03/01/2035	1,035	1,167
City of Elgin TX
4.00%, 07/15/2029	350	368
4.00%, 07/15/2033	240	252
4.00%, 07/15/2033	415	435
4.00%, 07/15/2034	175	182
City of Fort Worth TX
5.00%, 03/01/2023	1,125	1,129
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700	761
City of Georgetown TX Utility System Revenue
5.00%, 08/15/2029	750	839
5.00%, 08/15/2032	1,250	1,423
5.00%, 08/15/2034	1,300	1,460
City of Houston TX
5.00%, 03/01/2023	1,975	1,981
5.00%, 03/01/2025	750	784
5.00%, 03/01/2028	1,000	1,086
5.00%, 03/01/2031	2,880	3,213
City of Houston TX Airport System Revenue
4.00%, 07/01/2035	2,100	2,033
4.00%, 07/01/2041	1,950	1,653
4.00%, 07/15/2041	4,000	3,389
4.75%, 07/01/2024	1,200	1,197
5.00%, 07/01/2027	1,625	1,648
5.00%, 07/01/2027	3,000	3,276
5.00%, 07/15/2027	2,325	2,359
5.00%, 07/01/2029	1,000	1,064
5.00%, 07/01/2031	1,750	1,858
5.00%, 07/01/2032	1,750	1,854
5.00%, 07/01/2033	1,770	1,920
5.00%, 07/01/2034	2,815	3,035
5.00%, 07/15/2035	800	769
City of Houston TX Combined Utility System Revenue
4.00%, 11/15/2035	300	307
4.00%, 11/15/2036	300	305
5.00%, 11/15/2023	225	229
5.00%, 05/15/2028	410	422
5.00%, 11/15/2033	400	428
5.00%, 11/15/2035	2,650	2,877
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100	2,249
City of Lubbock TX Electric Light & Power System Revenue
4.00%, 04/15/2038	3,000	2,972
4.00%, 04/15/2039	2,500	2,473
City of Midland TX
4.00%, 03/01/2044	1,250	1,215
City of Mission TX
5.00%, 02/15/2029	125	139
City of Pearland TX
5.00%, 03/01/2024	650	666
City of San Antonio TX
4.00%, 08/01/2033	1,185	1,269
City of San Antonio TX Airport System
5.00%, 07/01/2027	2,000	2,123
5.00%, 07/01/2028	1,750	1,856
5.00%, 07/01/2030	1,000	1,067
City of San Antonio TX Electric & Gas Systems Revenue
1.13%, 12/01/2045(1)	22,440	19,712
1.75%, 02/01/2049(1)	4,000	3,801
2.00%, 02/01/2049(1)	15,940	14,958
5.00%, 02/01/2030	1,000	1,093
5.00%, 02/01/2039	1,700	1,852
5.00%, 02/01/2040	1,465	1,590
5.00%, 02/01/2041	570	616

City of Temple TX
4.00%, 08/01/2031	225	238
4.00%, 08/01/2033	200	209
4.00%, 08/01/2034	240	250
4.00%, 08/01/2035	215	221
4.00%, 08/01/2039	220	218
4.00%, 08/01/2041	170	164
City of Waco TX
5.00%, 02/01/2025	1,710	1,748
Clifton Higher Education Finance Corp.
3.00%, 08/15/2032	370	357
3.00%, 08/15/2033	260	247
3.00%, 08/15/2034	490	457
3.00%, 08/15/2035	680	621
3.00%, 08/15/2036	330	296
3.00%, 08/15/2037	730	643
3.00%, 08/15/2038	380	328
3.00%, 08/15/2039	780	661
3.00%, 08/15/2040	935	777
3.00%, 08/15/2041	965	788
4.00%, 08/15/2036	350	347
4.00%, 08/15/2037	500	493
5.00%, 08/15/2030	170	193
5.00%, 08/15/2031	100	115
6.13%, 08/15/2048	4,750	4,820
Collin County Community College District
4.00%, 08/15/2038	3,300	3,251
Conroe Local Government Corp.
5.00%, 10/01/2033	200	225
5.00%, 10/01/2034	200	224
5.00%, 10/01/2035	135	150
Coppell Independent School District
4.00%, 08/15/2034	2,310	2,414
4.00%, 08/15/2036	2,580	2,621
County of Collin TX
4.00%, 02/15/2037	1,105	1,086
County of Comal TX
4.00%, 02/01/2023	1,000	1,001
County of Denton TX
3.00%, 07/15/2033	5,215	5,083
County of El Paso TX
5.00%, 02/15/2029	1,500	1,648
5.00%, 02/15/2031	1,280	1,364
County of Harris TX
5.00%, 10/01/2027	5,000	5,511
5.00%, 08/15/2031	1,760	2,060
5.00%, 08/15/2032	1,000	1,184
County of Tarrant TX
5.00%, 07/15/2037	945	1,063
5.00%, 07/15/2038	2,500	2,802
Cypress-Fairbanks Independent School District
3.00%, 02/15/2034	2,420	2,252
5.00%, 02/15/2025	1,000	1,023
5.00%, 02/15/2025	1,205	1,262
5.00%, 02/15/2027	470	503
Dallas Area Rapid Transit
5.00%, 12/01/2024	550	573
Dallas College
5.00%, 02/15/2035	3,250	3,408
5.00%, 02/15/2036	2,250	2,352
5.00%, 02/15/2037	2,250	2,343
Dallas County Utility & Reclamation District
5.00%, 02/15/2024	1,125	1,148
Dallas Fort Worth International Airport
4.00%, 11/01/2034	1,930	1,978
4.00%, 11/01/2035	3,870	3,932
4.00%, 11/01/2045	4,215	3,934
4.00%, 11/01/2046	3,950	3,663

5.00%, 11/01/2031	2,310	2,654
5.00%, 11/01/2032	1,600	1,613
5.00%, 11/01/2032	1,500	1,766
5.25%, 11/01/2027	1,145	1,160
Dallas Independent School District
4.00%, 02/15/2023	1,250	1,251
4.00%, 02/15/2025	1,655	1,695
4.00%, 02/15/2026	1,000	1,034
Decatur Hospital Authority
5.00%, 09/01/2030	555	577
5.00%, 09/01/2032	1,110	1,164
Deer Park Independent School District
5.00%, 08/15/2047	2,750	3,015
Denton Independent School District
0.00%, 08/15/2025	500	464
2.00%, 08/01/2044(1)	175	173
2.00%, 08/01/2044(1)	5,160	5,031
Eagle Mountain & Saginaw Independent School District
5.00%, 08/15/2032	800	937
5.00%, 08/15/2034	1,225	1,419
El Paso County Hospital District
5.00%, 08/15/2027	1,260	1,271
5.00%, 08/15/2029	50	50
Forney Independent School District
5.00%, 08/15/2034	2,540	2,937
Fort Bend Independent School District
0.72%, 08/01/2051(1)	8,890	7,905
0.88%, 08/01/2050(1)	2,775	2,593
Fort Worth Independent School District
5.00%, 02/15/2047	2,500	2,648
Galveston Independent School District
5.00%, 02/01/2034	500	565
Grand Parkway Transportation Corp.
5.00%, 10/01/2031	2,630	2,901
5.00%, 10/01/2033	1,205	1,321
5.00%, 10/01/2034	1,500	1,634
5.00%, 10/01/2052(1)	9,910	10,035
Greater Texoma Utility Authority
5.00%, 10/01/2037	1,305	1,442
Gulf Coast Industrial Development Authority
4.88%, 05/01/2025	5,000	5,000
Harlandale Independent School District
5.00%, 08/01/2030	1,305	1,422
Harris County Cultural Education Facilities Finance Corp.
0.90%, 05/15/2050(1)	1,630	1,510
3.53% (1 Month LIBOR USD + 0.65%), 11/15/2046(2)	1,500	1,501
5.00%, 01/01/2043	180	155
5.00%, 07/01/2049(1)	1,480	1,529
5.00%, 07/01/2049(1)	5,000	5,342
5.00%, 10/01/2051(1)	14,500	16,371
Harris County Flood Control District
4.00%, 10/01/2036	480	496
4.00%, 10/01/2037	4,400	4,523
5.00%, 10/01/2031	3,145	3,640
Hays Consolidated Independent School District
2.70%, 08/15/2042(1)	1,730	1,728
Houston Higher Education Finance Corp.
3.38%, 10/01/2037	1,000	823
Houston Independent School District
4.00%, 06/01/2029(1)	1,200	1,203
4.00%, 06/01/2039(1)	4,415	4,425
5.00%, 02/15/2030	1,000	1,066
Irving Hospital Authority
5.00%, 10/15/2035	625	646
Keller Independent School District
4.00%, 08/15/2038	10,000	10,003
Lake Houston Redevelopment Authority
3.00%, 09/01/2039	350	270

4.00%, 09/01/2035	250	234
5.00%, 09/01/2030	250	259
Love Field Airport Modernization Corp.
4.00%, 11/01/2038	1,000	940
5.00%, 11/01/2028	1,250	1,249
5.00%, 11/01/2030	1,080	1,116
5.00%, 11/01/2035	1,000	1,032
Lower Colorado River Authority
5.00%, 05/15/2025	1,190	1,243
5.00%, 05/15/2026	1,000	1,064
5.00%, 05/15/2030	1,635	1,848
5.00%, 05/15/2032	705	814
5.00%, 05/15/2036	1,425	1,547
5.00%, 05/15/2038	3,480	3,751
5.00%, 05/15/2040	5,250	5,542
5.00%, 05/15/2051	5,000	5,135
6.00%, 05/15/2052	1,825	2,096
Midlothian Independent School District
2.00%, 08/01/2051(1)	1,065	1,040
Mission Economic Development Corp.
3.50%, 07/01/2040(1)	4,500	4,495
4.63%, 10/01/2031(3)	3,955	3,805
Montgomery County Toll Road Authority
5.00%, 09/15/2032	50	51
5.00%, 09/15/2033	270	275
5.00%, 09/15/2034	55	56
5.00%, 09/15/2035	1,145	1,162
5.00%, 09/15/2036	75	76
5.00%, 09/15/2037	1,245	1,257
5.00%, 09/15/2038	125	126
5.00%, 09/15/2043	380	382
5.00%, 09/15/2048	1,070	1,071
Needville Independent School District
5.00%, 08/15/2025	1,175	1,242
New Hope Cultural Education Facilities Finance Corp.
4.00%, 08/15/2026(3)	665	650
4.00%, 08/15/2028(3)	535	514
4.00%, 08/15/2031(3)	725	676
4.25%, 10/01/2026	2,000	1,981
5.00%, 08/15/2024	730	753
5.00%, 08/15/2026	200	214
5.00%, 08/15/2027	375	409
5.00%, 04/01/2029	1,000	991
5.00%, 08/15/2030	3,500	3,795
5.00%, 04/01/2031	335	358
5.00%, 10/01/2031	160	148
5.00%, 11/01/2031	1,750	1,755
5.00%, 04/01/2034	475	487
5.00%, 10/01/2034	185	167
5.00%, 07/01/2035	2,100	1,785
5.00%, 04/01/2036	820	876
5.00%, 04/01/2037	1,310	1,425
5.00%, 10/01/2039	250	215
5.00%, 07/01/2040	4,000	3,531
5.00%, 11/01/2040	1,100	1,073
5.00%, 07/01/2047	1,075	914
5.00%, 04/01/2048	1,250	1,335
5.00%, 07/01/2058	275	276
5.25%, 10/01/2049	610	510
5.50%, 11/15/2052	250	203
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505	531
North East Independent School District
2.00%, 08/01/2052(1)	9,700	9,618
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System
5.00%, 06/01/2028	1,050	1,151
5.00%, 06/01/2029	600	657

North Texas Tollway Authority
4.00%, 01/01/2033	1,000	1,047
4.00%, 01/01/2034	1,000	1,033
4.00%, 01/01/2035	1,000	1,023
4.00%, 01/01/2036	1,350	1,364
4.00%, 01/01/2037	1,650	1,651
4.00%, 01/01/2038	1,250	1,238
4.00%, 01/01/2040	1,250	1,205
5.00%, 01/01/2023	90	90
5.00%, 01/01/2023	145	145
5.00%, 01/01/2025	860	893
5.00%, 01/01/2030	75	79
5.00%, 01/01/2030	6,250	6,359
5.00%, 01/01/2031	105	110
5.00%, 01/01/2031	500	529
5.00%, 01/01/2031	1,100	1,188
5.00%, 01/01/2031	1,900	1,932
5.00%, 01/01/2032	1,100	1,186
5.00%, 01/01/2033	500	531
5.00%, 01/01/2033	1,250	1,345
5.00%, 01/01/2033	3,150	3,249
5.00%, 01/01/2034	1,400	1,503
5.00%, 01/01/2035	1,500	1,602
5.00%, 01/01/2036	550	576
5.00%, 01/01/2039	170	176
5.00%, 01/01/2040	2,000	2,000
5.25%, 01/01/2038	5,400	6,001
Northside Independent School District
0.70%, 06/01/2050(1)	24,595	23,179
1.60%, 08/01/2049(1)	14,805	14,337
Old Spanish Trail-Alemda Corridors Redevelopment Authority
4.00%, 09/01/2033	1,360	1,431
Pasadena Independent School District
1.50%, 02/15/2044(1)	4,295	4,200

Permanent University Fund - University of Texas System
5.00%, 07/01/2029	235	254
Pflugerville Independent School District
2.50%, 02/15/2039(1)	1,340	1,328
Port Arthur Independent School District
4.00%, 02/15/2034	550	582
Port Beaumont Navigation District
1.88%, 01/01/2026(3)	850	770
2.00%, 01/01/2027(3)	550	482
2.13%, 01/01/2028(3)	575	489
2.25%, 01/01/2029(3)	820	676
2.50%, 01/01/2030(3)	1,000	810
2.63%, 01/01/2031(3)	800	635
2.88%, 01/01/2041(3)	1,000	655
4.00%, 01/01/2050(3)	1,035	744
Port of Port Arthur Navigation District
4.20%, 04/01/2040(1)	17,485	17,485
4.20%, 04/01/2040(1)	40,990	40,990
4.21%, 04/01/2040(1)	6,165	6,165
Rockwall Independent School District
0.00%, 02/15/2024	1,005	966
Sabine-Neches Navigation District
5.25%, 02/15/2036	500	566
5.25%, 02/15/2038	650	725
5.25%, 02/15/2040	1,890	2,085
5.25%, 02/15/2042	1,500	1,641
San Antonio Independent School District
5.00%, 08/15/2039	3,500	3,936
5.00%, 08/15/2040	4,330	4,843
San Antonio Public Facilities Corp.
5.00%, 09/15/2025	1,000	1,057
5.00%, 09/15/2026	1,000	1,077
5.00%, 09/15/2027	2,900	3,171
San Antonio Water System
4.00%, 05/15/2039	4,500	4,450
5.00%, 05/15/2032	270	317
5.00%, 05/15/2032	3,000	3,022
5.00%, 05/15/2035	540	621
5.00%, 05/15/2036	590	672
Southwest Houston Redevelopment Authority
4.00%, 09/01/2031	400	424
4.00%, 09/01/2032	400	421
4.00%, 09/01/2033	425	442
4.00%, 09/01/2034	355	366
4.00%, 09/01/2035	225	229
4.00%, 09/01/2036	700	709
Spring Branch Independent School District
3.00%, 02/01/2032	1,985	1,966
State of Texas
5.00%, 08/01/2025	2,035	2,055
5.00%, 08/01/2026	1,000	1,029
5.00%, 04/01/2027	5,000	5,364
5.00%, 04/01/2039	10,000	10,262
5.50%, 08/01/2032	1,000	1,074
Tarrant County College District
5.00%, 08/15/2038	5,000	5,621
5.00%, 08/15/2039	7,000	7,871
Tarrant County Cultural Education Facilities Finance Corp.
4.00%, 10/01/2041	1,950	1,909
4.00%, 10/01/2042	1,285	1,229
5.00%, 07/01/2026	1,775	1,890
5.00%, 11/15/2035(4)	1,015	406
5.00%, 11/15/2035	1,750	1,698
5.00%, 11/15/2037	4,400	4,569
5.00%, 10/01/2038	1,775	1,911
5.00%, 10/01/2039	1,650	1,768
5.00%, 11/15/2040	1,650	1,674
5.00%, 11/15/2040	1,800	1,692
5.00%, 11/15/2045(4)	1,175	470
5.00%, 11/15/2046	1,615	1,623
5.00%, 11/15/2052(1)	3,100	3,437

5.75%, 12/01/2054(4)	531	345
Tender Option Bond Trust Receipts/Certificates
3.36%, 01/01/2061(1)(3)	3,850	3,850
3.70%, 11/01/2060(1)(3)	3,100	3,100
3.75%, 08/01/2061(1)(3)	4,600	4,600
3.85%, 12/01/2061(1)(3)	3,500	3,500
3.86%, 01/01/2061(1)(3)	1,000	1,000
3.96%, 11/01/2061(1)(3)	12,000	12,000
Texas A&M University
3.00%, 05/15/2028	2,300	2,306
5.00%, 05/15/2035	1,500	1,725
Texas Department of Housing & Community Affairs
2.95%, 07/01/2036	1,602	1,426
3.50%, 03/01/2051	5,955	5,867
3.50%, 07/01/2052	7,615	7,468
4.00%, 03/01/2050	1,390	1,394
6.00%, 03/01/2053	6,000	6,622
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2025	3,000	3,133
6.25%, 12/15/2026	4,790	5,042
Texas Municipal Gas Acquisition & Supply Corp. II
3.84% (3 Month LIBOR USD + 0.69%), 09/15/2027(2)	31,555	30,933
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2028	15,315	15,892
5.00%, 12/15/2029	2,935	3,046
5.00%, 12/15/2030	3,625	3,767
Texas Municipal Power Agency
3.00%, 09/01/2034	785	712
3.00%, 09/01/2038	2,900	2,429
3.00%, 09/01/2040	1,800	1,455
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 12/31/2032	2,500	2,480
4.00%, 12/31/2033	2,040	2,013
4.00%, 06/30/2036	1,175	1,123
5.00%, 12/31/2034	3,000	3,128
5.00%, 12/31/2050	5,410	5,212
5.00%, 12/31/2055	2,755	2,629
5.00%, 06/30/2058	8,500	8,107
Texas Public Finance Authority
5.00%, 02/01/2028	2,300	2,548
Texas State Technical College
5.25%, 08/01/2035	2,750	3,177
5.25%, 08/01/2036	2,675	3,067
Texas State University System
5.00%, 03/15/2029	610	660
5.00%, 03/15/2032	1,325	1,424
Texas Transportation Commission
0.65%, 10/01/2041(1)	15,145	13,784
Texas Transportation Commission State Highway 249 System
0.00%, 08/01/2034	1,060	606
0.00%, 08/01/2037	725	342
0.00%, 08/01/2038	800	355
0.00%, 08/01/2039	710	296
0.00%, 08/01/2040	1,500	585
5.00%, 08/01/2057	2,930	2,895
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,020	5,101
Texas Water Development Board
4.00%, 08/01/2035	2,640	2,748
4.00%, 10/15/2036	8,740	8,913
4.00%, 10/15/2044	5,000	4,860
5.00%, 04/15/2028	1,500	1,676
5.00%, 10/15/2028	2,370	2,673
5.00%, 04/15/2029	2,000	2,272
5.00%, 10/15/2029	4,100	4,696
5.00%, 04/15/2030	2,000	2,306
5.00%, 10/15/2030	3,060	3,556
5.00%, 04/15/2032	1,420	1,616

5.00%, 04/15/2033	1,000	1,185
5.00%, 10/15/2033	3,420	4,053
5.00%, 10/15/2034	1,900	2,221
5.00%, 08/01/2041	6,000	6,659
Tomball Independent School District
5.00%, 02/15/2041	4,000	4,255
University of Houston
5.00%, 02/15/2030	860	915
University of North Texas System
5.00%, 04/15/2032	210	242
5.00%, 04/15/2033	205	234
5.00%, 04/15/2034	280	318
5.00%, 04/15/2035	295	332
5.00%, 04/15/2036	280	313
5.00%, 04/15/2037	370	410
5.00%, 04/15/2038	425	469
5.00%, 04/15/2039	465	512
Uptown Development Authority
4.00%, 09/01/2032	425	409
5.00%, 09/01/2033	715	733
Viridian Municipal Management District
4.00%, 12/01/2029	520	528
4.00%, 12/01/2031	560	566
4.00%, 12/01/2032	580	585
4.00%, 12/01/2033	605	608
Wylie Independent School District
0.00%, 08/15/2037	600	329

Total Texas		1,019,367

Utah – 0.48%
Central Utah Water Conservancy District
4.00%, 10/01/2039	1,460	1,465
Intermountain Power Agency
4.00%, 07/01/2036	1,860	1,918
5.00%, 07/01/2029	1,125	1,277
5.00%, 07/01/2030	1,250	1,441
5.00%, 07/01/2037	5,175	5,782
5.00%, 07/01/2041	1,000	1,097
5.00%, 07/01/2042	640	701
Military Installation Development Authority
4.00%, 06/01/2041	200	159
4.00%, 06/01/2041	1,200	943
4.00%, 06/01/2052	3,500	2,516
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2025	1,000	1,038
5.00%, 07/01/2026	1,700	1,785
5.00%, 07/01/2026	3,000	3,150
5.00%, 07/01/2030	1,000	1,063
5.00%, 07/01/2047	5,000	5,025
5.25%, 07/01/2048	3,000	3,070
State of Utah
5.00%, 07/01/2023	1,760	1,778
Tender Option Bond Trust Receipts/Certificates
3.78%, 04/01/2065(1)(3)	6,600	6,600
UIPA Crossroads Public Infrastructure District
4.38%, 06/01/2052(3)	3,500	2,895
Utah Charter School Finance Authority
4.00%, 04/15/2040	2,440	2,284
4.00%, 10/15/2040	2,130	1,977
Utah Infrastructure Agency
3.00%, 10/15/2026	500	477
4.00%, 10/15/2028	350	342
4.00%, 10/15/2029	610	591
4.00%, 10/15/2031	250	239
4.00%, 10/15/2033	600	562
4.00%, 10/15/2034	1,410	1,305
4.00%, 10/15/2036	500	448
4.00%, 10/15/2041	800	779
4.00%, 10/15/2041	1,550	1,312

4.00%, 10/15/2044	960	919
5.00%, 10/15/2027	550	565
5.25%, 10/15/2039	400	441
Utah Transit Authority
4.00%, 12/15/2031	2,880	2,978

Total Utah		58,922

Vermont – 0.06%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000	1,022
5.00%, 10/15/2029	890	908
Vermont Housing Finance Agency
3.00%, 11/01/2051	1,919	1,837
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800	828
5.00%, 06/15/2026	100	105
5.00%, 06/15/2026	500	524
5.00%, 06/15/2027	700	733
5.00%, 06/15/2030	450	481
5.00%, 06/15/2031	500	536

Total Vermont		6,974

Virgin Islands – 0.26%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2026	5,995	6,153
5.00%, 10/01/2027	14,870	15,334
5.00%, 10/01/2028	4,145	4,288
5.00%, 10/01/2030	2,510	2,605
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000	3,002

Total Virgin Islands		31,382

Virginia – 1.70%
Arlington County Industrial Development Authority
5.00%, 07/01/2027	905	969
Chesapeake Bay Bridge & Tunnel District
5.00%, 11/01/2023	1,700	1,716
5.00%, 07/01/2046	4,535	4,545
5.00%, 07/01/2051	1,670	1,641
County of Botetourt VA
4.75%, 07/01/2023	25	25
6.00%, 07/01/2034	1,500	1,533
County of Loudoun VA
5.00%, 12/01/2023	825	841
Fairfax County Economic Development Authority
5.00%, 12/01/2042	1,290	1,314
Fairfax County Industrial Development Authority
4.00%, 05/15/2042	4,740	4,536
5.00%, 05/15/2044	975	987
Farmville Industrial Development Authority
5.00%, 01/01/2032	1,255	1,278
5.00%, 01/01/2033	1,320	1,340
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500	510
Hampton Roads Transportation Accountability Commission
5.00%, 07/01/2026	9,300	10,017
5.00%, 07/01/2027	835	916
5.00%, 07/01/2045	3,435	3,732
5.50%, 07/01/2057	1,275	1,450
Hanover County Economic Development Authority
4.00%, 07/01/2040(3)	2,000	1,569
4.00%, 07/01/2047(3)	2,000	1,449
Henrico County Economic Development Authority
5.00%, 10/01/2047	1,185	1,231
James City County Economic Development Authority
4.00%, 12/01/2027	445	424
4.00%, 12/01/2029	235	219
4.00%, 12/01/2035	515	442
5.00%, 02/01/2026(1)	4,267	4,376
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	3,870	3,775

5.00%, 01/01/2046	240	202
5.00%, 01/01/2049	500	414
Salem Economic Development Authority
5.00%, 04/01/2030	710	756
5.00%, 04/01/2031	400	425
5.00%, 04/01/2032	700	740
5.00%, 04/01/2033	350	368
5.00%, 04/01/2034	925	969
Stafford County Economic Development Authority
4.00%, 06/15/2037	50	48
5.00%, 06/15/2030	150	157
5.00%, 06/15/2033	150	155
5.00%, 06/15/2034	500	517
Tender Option Bond Trust Receipts/Certificates
3.96%, 12/01/2061(1)(3)	6,300	6,300
Tobacco Settlement Financing Corp.
0.00%, 06/01/2047	3,000	717
5.00%, 06/01/2047	9,405	8,659
Virginia College Building Authority
3.00%, 02/01/2036	1,320	1,205
3.00%, 02/01/2039	1,080	933
4.00%, 02/01/2034	2,610	2,680
4.00%, 09/01/2036	6,500	6,686
5.00%, 09/01/2023	1,000	1,014
5.00%, 02/01/2026	1,000	1,070
5.00%, 02/01/2030	1,500	1,661
5.00%, 07/01/2030(3)	500	505
5.00%, 02/01/2034	1,000	1,139
5.00%, 02/01/2039	18,215	20,464
5.00%, 07/01/2045(3)	500	474
5.00%, 07/01/2045(3)	3,500	3,316
5.25%, 07/01/2035(3)	1,000	1,009
5.25%, 02/01/2041	6,400	7,247
Virginia Commonwealth Transportation Board
5.00%, 09/15/2023	2,500	2,537
Virginia Housing Development Authority
5.25%, 11/01/2057	1,350	1,373
Virginia Public Building Authority
5.00%, 08/01/2023	1,425	1,442
5.00%, 08/01/2024	2,245	2,323
Virginia Small Business Financing Authority
4.00%, 01/01/2033	3,250	3,206
4.00%, 07/01/2033	1,160	1,141
4.00%, 01/01/2034	2,500	2,452
4.00%, 07/01/2034	1,785	1,740
4.00%, 01/01/2036	2,000	1,910
4.00%, 01/01/2037	1,250	1,172
4.00%, 01/01/2039	6,770	6,194
4.00%, 01/01/2040	2,650	2,367
4.00%, 01/01/2040	5,395	4,888
4.00%, 01/01/2048	11,130	9,270
5.00%, 01/01/2026	750	780
5.00%, 01/01/2027	1,000	1,050
5.00%, 01/01/2033	4,000	4,254
5.00%, 01/01/2036	2,500	2,592
5.00%, 01/01/2038	2,000	2,044
5.00%, 07/01/2038	6,250	6,387
5.00%, 12/31/2038	830	863
5.00%, 12/31/2047	4,075	4,099
5.00%, 01/01/2048(1)(3)	500	472
5.00%, 12/31/2049	3,105	2,952
5.00%, 12/31/2052	10,065	9,484
5.00%, 12/31/2056	5,965	5,552
Wise County Industrial Development Authority
1.20%, 11/01/2040(1)	3,355	3,201
York County Economic Development Authority
1.90%, 05/01/2033(1)	600	593

Total Virginia		207,003

Washington – 2.78%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,000	1,001
Auburn School District No 408 of King & Pierce Counties
5.00%, 12/01/2033	2,000	2,188
Central Puget Sound Regional Transit Authority
4.00%, 11/01/2040	7,500	7,308
5.00%, 11/01/2035	960	1,022
City of Seattle WA Municipal Light & Power Revenue
4.00%, 01/01/2032	3,385	3,548
4.00%, 07/01/2041	2,360	2,320
4.15% (SIFMA Municipal Swap Index Yield + 0.49%), 11/01/2046(2)	5,000	5,003
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675	718
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460	488
Clark County Public Utility District No 1
5.00%, 01/01/2023	375	375
5.00%, 01/01/2023	750	750
5.00%, 01/01/2024	395	403
County of King WA Sewer Revenue
3.89% (SIFMA Municipal Swap Index Yield + 0.23%), 01/01/2040(2)	13,060	12,714
5.00%, 01/01/2047	20,000	20,300
East Pierce Fire & Rescue
5.00%, 12/01/2029	635	708
5.00%, 12/01/2031	925	1,029
Energy Northwest
5.00%, 07/01/2028	15,000	16,738
5.00%, 07/01/2034	6,890	7,799
King & Snohomish Counties School District No 417 Northshore
4.00%, 12/01/2033	5,500	5,590
King County Housing Authority
3.00%, 06/01/2024	785	783
3.00%, 12/01/2024	800	798
4.00%, 12/01/2026	430	442
4.00%, 06/01/2027	585	601
4.00%, 12/01/2027	400	412
4.00%, 06/01/2028	1,115	1,147
4.00%, 06/01/2029	840	868
4.00%, 06/01/2030	400	411
4.00%, 06/01/2031	650	665
4.00%, 11/01/2031	1,640	1,708
4.00%, 06/01/2032	625	636
4.00%, 11/01/2032	1,705	1,772
4.00%, 06/01/2033	500	507
4.00%, 06/01/2034	525	530
4.00%, 06/01/2035	735	733
5.00%, 11/01/2027	1,000	1,086
5.00%, 11/01/2028	1,430	1,577
5.00%, 11/01/2029	750	838
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500	4,735
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600	1,753
5.00%, 12/01/2036	3,205	3,498
5.00%, 12/01/2037	1,425	1,549
5.00%, 12/01/2038	865	938
Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800	2,918
Port of Seattle WA
5.00%, 07/01/2024	595	599
5.00%, 03/01/2025	440	455
5.00%, 04/01/2029	5,050	5,451
5.00%, 04/01/2030	2,000	2,046
5.00%, 08/01/2032	11,940	13,034
5.00%, 04/01/2033	3,205	3,422
5.00%, 04/01/2034	1,000	1,019
5.00%, 04/01/2036	3,940	4,143

5.00%, 01/01/2037	3,500	3,725
5.00%, 05/01/2037	3,000	3,095
5.00%, 08/01/2038	12,000	12,659
5.00%, 08/01/2039	1,380	1,449
5.00%, 08/01/2041	2,930	3,059
Seattle Housing Authority
1.00%, 06/01/2026	2,365	2,151
3.80%, 06/01/2040(1)	500	500
Snohomish County Housing Authority
5.00%, 04/01/2031	1,135	1,240
State of Washington
4.00%, 07/01/2035	1,600	1,666
4.00%, 07/01/2035	3,700	3,853
5.00%, 08/01/2027	235	253
5.00%, 08/01/2027	550	581
5.00%, 08/01/2028	235	253
5.00%, 08/01/2030	235	252
5.00%, 08/01/2030	1,830	1,996
5.00%, 06/01/2034	660	729
5.00%, 07/01/2036	1,505	1,642
5.00%, 08/01/2036	2,750	3,123
5.00%, 06/01/2039	2,000	2,147
5.00%, 08/01/2039	13,350	13,656
5.00%, 08/01/2039	15,000	16,757
Thurston & Pierce Counties Community Schools
5.00%, 12/01/2031	1,100	1,243
Tobacco Settlement Authority
5.00%, 06/01/2023	1,000	1,008
5.00%, 06/01/2024	1,000	1,008
University of Washington
4.00%, 05/01/2048(1)	20,000	20,750
Washington Health Care Facilities Authority
4.71% (SIFMA Municipal Swap Index Yield + 1.05%), 01/01/2042(2)	5,000	5,000
5.00%, 08/15/2023	650	658
5.00%, 10/01/2024	465	465
5.00%, 07/01/2025	360	376
5.00%, 08/01/2028	1,005	1,085
5.00%, 07/01/2029	115	122
5.00%, 07/01/2030	410	435
5.00%, 08/01/2030	3,500	3,732
5.00%, 08/15/2030	1,000	1,052
5.00%, 08/15/2031	845	886
5.00%, 09/01/2031	185	201
5.00%, 08/15/2032	480	502
5.00%, 09/01/2032	180	195
5.00%, 09/01/2033	225	243
5.00%, 07/01/2034	105	110
5.00%, 09/01/2034	450	483
5.00%, 09/01/2035	365	389
5.00%, 10/01/2038	11,320	11,478
5.00%, 07/01/2042	2,415	2,432
5.00%, 08/01/2049(1)	10,000	10,296
5.00%, 09/01/2050	500	510
Washington Higher Education Facilities Authority
4.00%, 10/01/2035	380	357
4.00%, 05/01/2045	1,000	918
4.00%, 05/01/2050	950	844
5.00%, 05/01/2028	420	455
5.00%, 05/01/2029	180	197
5.00%, 10/01/2029	565	598
5.00%, 10/01/2029	1,855	1,928
5.00%, 10/01/2033	690	725
5.00%, 10/01/2033	735	756
Washington State Convention Center Public Facilities District
4.00%, 07/01/2031	15,860	14,506
Washington State Housing Finance Commission
2.13%, 07/01/2027(3)	1,625	1,456
3.50%, 12/20/2035	2,101	1,851

3.70%, 07/01/2030	5,000	5,017
4.00%, 07/01/2026(3)	720	683
4.21% (SIFMA Municipal Swap Index Yield + 0.55%), 12/01/2048(2)	10,000	9,985
5.00%, 01/01/2024(3)	180	179
5.00%, 01/01/2025(3)	375	369
5.00%, 01/01/2026(3)	300	293
5.00%, 12/01/2026	350	377
5.00%, 06/01/2028	500	549
5.00%, 06/01/2029	500	553
5.00%, 06/01/2030	500	549
5.00%, 12/01/2030	500	552
5.00%, 07/01/2031(3)	1,000	933
5.00%, 07/01/2053(3)	400	289
5.00%, 01/01/2055(3)	2,775	2,118
Washington State University
5.00%, 04/01/2029	425	434
5.00%, 04/01/2029	860	882

Total Washington		338,874

West Virginia – 0.19%
Monongalia County Commission Excise Tax District
4.13%, 06/01/2043(3)	750	651
4.88%, 06/01/2043(3)	250	216
5.50%, 06/01/2037(3)	200	201
5.75%, 06/01/2043(3)	200	202
Ohio County Board of Education
3.00%, 06/01/2030	2,275	2,272
State of West Virginia
5.00%, 12/01/2036	2,910	3,125
West Virginia Economic Development Authority
5.00%, 07/01/2045(1)	3,180	3,172
West Virginia Hospital Finance Authority
4.18%, 06/01/2033(1)	4,925	4,925
5.00%, 01/01/2031	620	650
5.00%, 09/01/2039	2,625	2,702
West Virginia Parkways Authority
5.00%, 06/01/2047	3,280	3,465
West Virginia State School Building Authority Lottery Revenue
5.00%, 07/01/2032	940	999

Total West Virginia		22,580

Wisconsin – 1.41%
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570	611
5.00%, 11/15/2032	500	536
PMA Levy & Aid Anticipation Notes Program
4.00%, 09/27/2023	2,750	2,764
Public Finance Authority
3.00%, 04/01/2025(3)	325	312
3.00%, 12/01/2026	125	119
4.00%, 06/01/2023(1)	1,550	1,550
4.00%, 03/01/2024(3)	1,015	999
4.00%, 03/01/2025(3)	535	519
4.00%, 06/15/2031(3)	450	409
4.00%, 12/01/2031	450	427
4.00%, 04/01/2032(3)	1,060	975
4.00%, 08/01/2035(7)	6,250	5,285
4.00%, 07/01/2041	1,000	760
4.00%, 12/01/2041	2,000	1,802
4.00%, 04/01/2042(3)	850	676
4.00%, 06/15/2042(3)	750	594
4.00%, 04/01/2052(3)	1,350	978
4.00%, 06/01/2056(3)	2,650	1,666
4.00%, 07/01/2061(3)	1,175	821
4.13%, 05/01/2026(3)	515	493
4.25%, 07/01/2054	3,575	2,534
5.00%, 12/01/2025	1,000	1,002
5.00%, 12/01/2027	7,815	8,017
5.00%, 05/15/2028(3)	200	193
5.00%, 06/15/2034	500	516

5.00%, 07/01/2035	5,000	5,358
5.00%, 07/01/2036	305	319
5.00%, 01/01/2037	500	521
5.00%, 06/15/2037(3)	1,130	1,050
5.00%, 07/01/2037	825	828
5.00%, 01/01/2038	350	362
5.00%, 07/01/2038	375	388
5.00%, 06/15/2039(3)	410	383
5.00%, 06/15/2039	500	504
5.00%, 04/01/2040(3)	400	379
5.00%, 10/01/2043(3)	170	146
5.00%, 10/01/2044	1,300	1,321
5.00%, 10/01/2048(3)	1,865	1,554
5.00%, 06/15/2049(3)	420	372
5.00%, 06/15/2049(3)	750	641
5.00%, 06/15/2049	1,100	1,068
5.00%, 04/01/2050(3)	550	492
5.00%, 02/01/2052	2,000	1,846
5.00%, 06/01/2052(3)	800	580
5.00%, 10/01/2053(3)	1,305	1,065
5.00%, 06/15/2054(3)	455	397
5.00%, 07/01/2055(3)	550	461
5.00%, 05/01/2060(3)	4,855	4,116
5.25%, 07/01/2028	4,000	4,001
5.25%, 05/15/2037(3)	500	458
5.25%, 03/01/2042	1,605	1,614
5.25%, 05/15/2042(3)	60	53
5.25%, 07/01/2042	1,405	1,513
5.25%, 10/01/2043	2,105	2,053
5.25%, 05/15/2047(3)	60	51
5.25%, 10/01/2048	2,105	2,007
5.25%, 05/15/2052(3)	115	97
5.25%, 07/01/2061(3)	400	298
5.38%, 07/01/2047	2,135	2,291
5.51%, 06/01/2037(1)	500	525
5.61%, 06/01/2047(1)	500	525
9.00%, 05/01/2071(3)	2,245	2,266
State of Wisconsin
5.00%, 05/01/2023	4,000	4,027
5.00%, 05/01/2024	7,470	7,688
5.00%, 05/01/2025	520	541
5.00%, 05/01/2025	1,730	1,823
5.00%, 05/01/2025	5,335	5,615
5.00%, 05/01/2030	1,000	1,077
5.00%, 05/01/2032	450	503
5.00%, 05/01/2033	9,790	10,917
5.00%, 05/01/2034	2,400	2,543
Tender Option Bond Trust Receipts/Certificates
3.81%, 06/01/2028(1)(3)	1,440	1,440
University of Wisconsin Hospitals & Clinics
4.00%, 04/01/2037	1,375	1,359
4.00%, 04/01/2038	2,110	2,063
Village of Mount Pleasant WI
3.00%, 03/01/2027	1,875	1,830
Wisconsin Center District
0.00%, 12/15/2028	1,025	826
0.00%, 12/15/2030	550	413
0.00%, 12/15/2030	1,045	773
0.00%, 12/15/2032	1,400	941
0.00%, 12/15/2033	1,500	960
Wisconsin Health & Educational Facilities Authority
2.55%, 11/01/2027	375	352
2.83%, 11/01/2028	605	535
3.40%, 02/15/2050(1)	7,400	7,400
4.00%, 02/15/2025	270	277
4.00%, 02/15/2026	510	526
4.00%, 02/15/2031	460	474
4.00%, 02/15/2033	550	567

4.00%, 09/15/2041	1,010	851
4.00%, 09/15/2045	950	765
4.31% (SIFMA Municipal Swap Index Yield + 0.65%), 08/15/2054(2)	4,000	4,001
5.00%, 11/01/2024	155	153
5.00%, 04/01/2025	2,000	2,091
5.00%, 04/01/2026	1,000	1,065
5.00%, 02/15/2027	300	317
5.00%, 04/01/2027	1,700	1,842
5.00%, 10/01/2027	580	633
5.00%, 04/01/2028	900	992
5.00%, 10/01/2028	700	775
5.00%, 11/01/2029	760	726
5.00%, 04/01/2030	1,670	1,850
5.00%, 12/15/2033	1,450	1,570
5.00%, 09/01/2036	400	437
5.00%, 08/15/2039	5,395	5,749
5.00%, 09/15/2050	645	654
5.00%, 08/15/2054(1)	830	882
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.00%, 03/01/2052	1,415	1,371
3.00%, 09/01/2052	2,270	2,195
3.50%, 09/01/2050	1,940	1,916
Wisconsin Housing & Economic Development Authority Housing Revenue
0.40%, 05/01/2045(1)	5,000	4,837
0.50%, 11/01/2050(1)	3,100	2,895
0.61%, 11/01/2042(1)	405	386
0.81%, 11/01/2052(1)	1,350	1,272

Total Wisconsin		172,156

Wyoming – 0.08%
County of Laramie WY
4.00%, 05/01/2026	200	206
4.00%, 05/01/2031	500	520
4.00%, 05/01/2033	500	508
4.00%, 05/01/2035	500	503
4.00%, 05/01/2038	1,365	1,334
Wyoming Community Development Authority
3.00%, 06/01/2049	6,950	6,759

Total Wyoming		9,830

Total Municipal Bonds (Cost: $12,456,649)		11,838,891

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 2.04%
Money Market Funds – 2.04%
Fidelity Institutional Money Market Government Fund - Class I, 4.10%(5)	248,289	248,289

Total Money Market Funds (Cost: $248,289)		248,289

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.00%(6)
Royal Bank of Canada, Toronto, 3.84% due 01/03/2023	$23	23

Total Time Deposits (Cost: $23)		23

Total Short-Term Investments (Cost: $248,312)		248,312

TOTAL INVESTMENTS IN SECURITIES – 99.14%
(Cost: $12,704,961)		12,087,203

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.86%		105,376

TOTAL NET ASSETS – 100.00%		$12,192,579

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of December 31, 2022.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2022.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $645,130, which represents 5.29% of total net assets.

(4)	Security in default as of December 31, 2022. The value of these securities totals $16,771, which represents 0.14% of total net assets.
(5)	Represents annualized seven-day yield as of the close of the reporting period.
(6)	Amount calculated is less than 0.005%.
(7)	Security that is restricted at December 31, 2022. The value of the restricted securities totals $23,294, which represents 0.19% of total net assets.

The	accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts			Notional		Unrealized Appreciation/
Sold	Reference Entity	Expiration Date	Amount	Value	(Depreciation)
(685)	U.S. 5 Year Note Future	Mar. 2023	$(74,142)	$(73,932)	$210
(1,061)	U.S. 10 Year Note Future	Mar. 2023	(119,861)	(119,147)	714
(292)	U.S. Long Bond Future	Mar. 2023	(37,365)	(36,600)	765
(900)	U.S. Ultra 10 Year Note Future	Mar. 2023	(106,934)	(106,453)	481

					$2,170

MUNICIPAL BONDS	% of Net Assets
Education	7.42%
General Obligation	18.68%
General Revenue	28.27%
Healthcare	11.29%
Housing	6.55%
Transportation	15.47%
Utilities	9.42%

Total Municipal Bonds	97.10%

SHORT-TERM INVESTMENTS	2.04%

TOTAL INVESTMENTS	99.14%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.86%

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Growth Fund

Schedule of Investments

December 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.52%
Communication Services – 8.14%
Alphabet, Inc. - Class A(1)	5,100	$449,965
Alphabet, Inc. - Class C(1)	4,128	366,257
Cable One, Inc.(2)	0	274
Charter Communications, Inc. - Class A(1)	11	3,839
Electronic Arts, Inc.	2	223
Liberty Broadband Corp. - Class A(1)	1	62
Liberty Broadband Corp. - Class C(1)	6	468
Liberty Media Corp.-Liberty Formula One - Class A(1)(2)	0	15
Liberty Media Corp.-Liberty Formula One - Class C(1)	2	148
Liberty Media Corp.-Liberty SiriusXM - Class A	2	84
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	5	186
Live Nation Entertainment, Inc.(1)	8	567
Madison Square Garden Sports Corp. - Class A	1	190
Match Group, Inc.(1)	2,913	120,850
Meta Platforms, Inc. - Class A(1)	676	81,380
Netflix, Inc.(1)	977	288,177
Nexstar Media Group, Inc. - Class A(2)	0	56
Pinterest, Inc. - Class A(1)	13	313
Playtika Holding Corp.(1)	10	89
ROBLOX Corp. - Class A(1)	297	8,440
Roku, Inc. - Class A(1)	4	150
Spotify Technology SA(1)	257	20,318
Take-Two Interactive Software, Inc.(1)	14	1,472
T-Mobile U.S., Inc.(1)	283	39,613
Trade Desk, Inc. - Class A(1)	825	36,976
TripAdvisor, Inc.(1)	1	13
Walt Disney Co.(1)	993	86,303
Warner Bros Discovery, Inc.(1)	181	1,716
World Wrestling Entertainment, Inc. - Class A	4	304
ZoomInfo Technologies, Inc. - Class A(1)	29	877

Total Communication Services		1,509,325

Consumer Discretionary – 13.77%
Advance Auto Parts, Inc.(2)	0	73
Airbnb, Inc. - Class A(1)	404	34,556
Amazon.com, Inc.(1)	9,319	782,794
Aptiv Plc(1)	521	48,488
AutoZone, Inc.(1)	2	4,575
Best Buy Co., Inc.	7	527
Booking Holdings, Inc.(1)	4	8,251
Bright Horizons Family Solutions, Inc.(1)	2	102
Brunswick Corp.	1	98
Burlington Stores, Inc.(1)	6	1,308
Caesars Entertainment, Inc.(1)	15	623
CarMax, Inc.(1)	2	128
Carvana Co. - Class A(1)	10	47
Chipotle Mexican Grill, Inc. - Class A(1)	34	46,837
Choice Hotels International, Inc.	4	404
Churchill Downs, Inc.	4	805
Darden Restaurants, Inc.	9	1,292
Deckers Outdoor Corp.(1)	2	982
Dollar General Corp.	936	230,579
Dollar Tree, Inc.(1)	7	974
Domino’s Pizza, Inc.	3	951
DoorDash, Inc. - Class A(1)	23	1,129
DR Horton, Inc.	17	1,556
DraftKings, Inc. - Class A(1)	37	425
eBay, Inc.	8	315
Etsy, Inc.(1)	13	1,583
Expedia Group, Inc.(1)	16	1,385
Five Below, Inc.(1)	6	1,018
Floor & Decor Holdings, Inc. - Class A(1)	11	761
Genuine Parts Co.	1	198
H&R Block, Inc.	14	510
Hilton Worldwide Holdings, Inc.	21	2,598
Home Depot, Inc.	525	165,721
Las Vegas Sands Corp.(1)	13	630
Leslie’s, Inc.(1)	15	186

Lowe’s Companies, Inc.	57	11,274
Lucid Group, Inc.(1)	52	358
Lululemon Athletica, Inc.(1)	177	56,715
LVMH Moet Hennessy Louis Vuitton SE	155	112,600
Marriott International, Inc. - Class A	353	52,514
Mattel, Inc.(1)	18	316
McDonald’s Corp.	612	161,393
MercadoLibre, Inc.(1)	122	102,983
Mister Car Wash, Inc.(1)	7	64
NIKE, Inc. - Class B	1,103	129,076
Nordstrom, Inc.	10	166
Norwegian Cruise Line Holdings Ltd.(1)	4	46
NVR, Inc.(1)(2)	0	1,056
Ollie’s Bargain Outlet Holdings, Inc.(1)(2)	0	13
O’Reilly Automotive, Inc.(1)	3	2,259
Planet Fitness, Inc. - Class A(1)	7	516
Polaris, Inc.	4	442
Pool Corp.	4	1,219
PulteGroup, Inc.	10	437
RH(1)	1	204
Ross Stores, Inc.	15	1,776
Six Flags Entertainment Corp.(1)	4	95
Skechers USA, Inc. - Class A(1)	2	92
Starbucks Corp.	1,723	170,969
Tapestry, Inc.	4	136
Target Corp.	27	3,998
Tesla, Inc.(1)	1,137	140,076
TJX Companies, Inc.	123	9,822
Toll Brothers, Inc.	6	299
TopBuild Corp.(1)	3	450
Tractor Supply Co.	12	2,651
Travel + Leisure Co.	6	220
Ulta Beauty, Inc.(1)	5	2,539
Vail Resorts, Inc.	4	951
Victoria’s Secret & Co.(1)	6	223
Wayfair, Inc. - Class A(1)	5	166
Wendy’s Co.	18	414
Williams-Sonoma, Inc.	6	649
Wyndham Hotels & Resorts, Inc.	6	459
Wynn Resorts Ltd.(1)	1	109
YETI Holdings, Inc.(1)	9	370
Yum! Brands, Inc.	1,883	241,218

Total Consumer Discretionary		2,553,742

Consumer Staples – 4.46%
BJ’s Wholesale Club Holdings, Inc.(1)	9	585
Boston Beer Co., Inc. - Class A(1)	1	303
Brown-Forman Corp. - Class A	3	183
Brown-Forman Corp. - Class B	11	745
Church & Dwight Co., Inc.	12	936
Clorox Co.	11	1,499
Coca-Cola Co.	2,688	170,970
Colgate-Palmolive Co.	54	4,216
Costco Wholesale Corp.	251	114,687
Darling Ingredients, Inc.(1)	1	74
Estee Lauder Companies, Inc. - Class A	614	152,262
Freshpet, Inc.(1)	3	143
Grocery Outlet Holding Corp.(1)	1	16
Hershey Co.	13	3,083
Kellogg Co.	14	1,030
Kimberly-Clark Corp.	21	2,852
Lamb Weston Holdings, Inc.	15	1,346
Mondelez International, Inc. - Class A	1,341	89,374
Monster Beverage Corp.(1)	36	3,670
Olaplex Holdings, Inc.(1)	13	70
PepsiCo, Inc.	123	22,284
Performance Food Group Co.(1)	5	281
Pilgrim’s Pride Corp.(1)	3	66
Procter & Gamble Co.	1,124	170,405
Sysco Corp.	1,124	85,892

Total Consumer Staples		826,972

Energy – 1.93%
Antero Resources Corp.(1)	20	616
Cheniere Energy, Inc.	15	2,262
Chevron Corp.	584	104,909
ConocoPhillips	1,308	154,286
Coterra Energy, Inc.	14	341
Devon Energy Corp.	34	2,069
Diamondback Energy, Inc.	10	1,413
Enviva, Inc.	3	163
EOG Resources, Inc.	45	5,839
Halliburton Co.	43	1,674
Hess Corp.	23	3,288
New Fortress Energy, Inc. - Class A	5	212
Occidental Petroleum Corp.	69	4,359
ONEOK, Inc.	5	344
Ovintiv, Inc.	19	964
PDC Energy, Inc.	5	341
Pioneer Natural Resources Co.	14	3,140
Range Resources Corp.	17	437
Schlumberger Ltd.	1,289	68,894
Southwestern Energy Co.(1)	9	54
Targa Resources Corp.	24	1,736
Texas Pacific Land Corp.	1	1,402

Total Energy		358,743

Financials – 10.49%
American Express Co.	2,340	345,779
Ameriprise Financial, Inc.	7	2,262
Aon Plc - Class A	596	178,968
Apollo Global Management, Inc.	39	2,480
Arch Capital Group Ltd.(1)	12	755
Ares Management Corp. - Class A	16	1,085
Arthur J. Gallagher & Co.	2	467
Assurant, Inc.(2)	0	35
Bank of America Corp.	6,936	229,736
Blackstone, Inc. - Class A	74	5,466
Blue Owl Capital, Inc. - Class A	43	458
Brown & Brown, Inc.	2	118
Charles Schwab Corp.	89	7,389
Commerce Bancshares, Inc.	864	58,836
Credit Acceptance Corp.(1)(2)	0	29
Erie Indemnity Co. - Class A	2	478
Everest Re Group Ltd.	1	424
FactSet Research Systems, Inc.	4	1,592
First Citizens BancShares, Inc. - Class A(2)	0	234
Goldman Sachs Group, Inc.	129	44,270
Intercontinental Exchange, Inc.	1,893	194,238
Lincoln National Corp.	4	121
LPL Financial Holdings, Inc.	8	1,799
Markel Corp.(1)(2)	0	433
MarketAxess Holdings, Inc.	4	1,083
Marsh & McLennan Companies, Inc.	868	143,650
Moody’s Corp.	16	4,411
Morningstar, Inc.	2	518
MSCI, Inc. - Class A	551	256,237
PNC Financial Services Group, Inc.	767	121,119
Progressive Corp.	53	6,931
Raymond James Financial, Inc.	2	183
RenaissanceRe Holdings Ltd.	2	460
Rocket Companies, Inc. - Class A	8	56
Ryan Specialty Holdings, Inc. - Class A(1)	9	354
S&P Global, Inc.	677	226,846
Signature Bank(2)	0	47
SVB Financial Group(1)	4	907
Tradeweb Markets, Inc. - Class A	7	469
Upstart Holdings, Inc.(1)	1	15
UWM Holdings Corp.	10	33
Wells Fargo & Co.	2,530	104,453
Western Alliance Bancorp	7	401

Total Financials		1,945,625

Healthcare – 18.26%
10X Genomics, Inc. - Class A(1)	8	307
Abbott Laboratories	432	47,385
AbbVie, Inc.	187	30,158
Agilent Technologies, Inc.	28	4,232
agilon health, Inc.(1)	19	300
Align Technology, Inc.(1)	6	1,297
Alnylam Pharmaceuticals, Inc.(1)	13	3,081
AmerisourceBergen Corp. - Class A	16	2,707
Amgen, Inc.	47	12,439
Avantor, Inc.(1)	59	1,249
Baxter International, Inc.	8	421
Bio-Techne Corp.	16	1,348
Boston Scientific Corp.(1)	2,472	114,368
Bruker Corp.	11	783
Catalent, Inc.(1)	6	259
Certara, Inc.(1)	8	127
Charles River Laboratories International, Inc.(1)	5	1,071
Chemed Corp.	1	282
Cigna Corp.	5	1,650
Danaher Corp.	1,865	495,122
DaVita, Inc.(1)	6	447
Definitive Healthcare Corp. - Class A(1)	1	16
DexCom, Inc.(1)	41	4,656
Doximity, Inc. - Class A(1)	6	187
Edwards Lifesciences Corp.(1)	65	4,840
Elevance Health, Inc.	8	3,953
Eli Lilly & Co.	401	146,824
Exact Sciences Corp.(1)	4	175
Exelixis, Inc.(1)	28	457
Globus Medical, Inc. - Class A(1)(2)	0	34
Guardant Health, Inc.(1)	11	286
HCA Healthcare, Inc.	1	346
Horizon Therapeutics Plc(1)	22	2,484
Humana, Inc.	191	98,003
ICU Medical, Inc.(1)(2)	0	68
IDEXX Laboratories, Inc.(1)	9	3,575
Incyte Corp.(1)	17	1,325
Insulet Corp.(1)	7	2,137
Intuitive Surgical, Inc.(1)	1,042	276,608
Ionis Pharmaceuticals, Inc.(1)	14	520
IQVIA Holdings, Inc.(1)	1,312	268,776
Johnson & Johnson	1,612	284,711
Maravai LifeSciences Holdings, Inc. - Class A(1)	12	168
Masimo Corp.(1)	4	557
McKesson Corp.	3	1,116
Medtronic Plc	1,152	89,570
Merck & Co., Inc.	112	12,417
Mettler-Toledo International, Inc.(1)	2	3,401
Moderna, Inc.(1)	2	380
Molina Healthcare, Inc.(1)	5	1,552
Natera, Inc.(1)	9	376
Neurocrine Biosciences, Inc.(1)	10	1,183
Novavax, Inc.(1)	8	84
Novo Nordisk A/S - ADR	487	65,913
Novocure Ltd.(1)	11	796
Penumbra, Inc.(1)	4	829
Regeneron Pharmaceuticals, Inc.(1)	266	192,027
Repligen Corp.(1)	4	710
ResMed, Inc.	15	3,161
Sarepta Therapeutics, Inc.(1)	9	1,141
Seagen, Inc.(1)	14	1,826
Signify Health, Inc. - Class A(1)	1	15
Sotera Health Co.(1)	11	90
Stryker Corp.	20	4,830
Syneos Health, Inc. - Class A(1)	2	75
Tandem Diabetes Care, Inc.(1)	6	274

Teladoc Health, Inc.(1)	1	31
Thermo Fisher Scientific, Inc.	765	421,405
Ultragenyx Pharmaceutical, Inc.(1)	6	258
UnitedHealth Group, Inc.	1,062	563,165
Veeva Systems, Inc. - Class A(1)	15	2,369
Vertex Pharmaceuticals, Inc.(1)	235	67,869
Waters Corp.(1)	6	2,145
West Pharmaceutical Services, Inc.	8	1,822
Zoetis, Inc. - Class A	866	126,978

Total Healthcare		3,387,547

Industrials – 4.19%
Advanced Drainage Systems, Inc.	7	553
AECOM	1	78
AGCO Corp.	1	116
Allegion Plc	7	767
Allison Transmission Holdings, Inc.	8	328
AO Smith Corp.	3	180
Armstrong World Industries, Inc.	3	189
Axon Enterprise, Inc.(1)	5	907
Boeing Co.(1)	18	3,418
Booz Allen Hamilton Holding Corp. - Class A	14	1,434
BWX Technologies, Inc.	4	221
Carlisle Companies, Inc.	5	1,068
Caterpillar, Inc.	303	72,702
CH Robinson Worldwide, Inc.	3	313
ChargePoint Holdings, Inc.(1)	26	248
Cintas Corp.	8	3,833
Copart, Inc.(1)	45	2,731
Core & Main, Inc. - Class A(1)	2	47
CoStar Group, Inc.(1)	6	452
CSX Corp.	56	1,747
Deere & Co.	29	12,485
Delta Air Lines, Inc.(1)	67	2,199
Donaldson Co., Inc.	2	139
Driven Brands Holdings, Inc.(1)(2)	0	13
Emerson Electric Co.	20	1,893
Equifax, Inc.	6	1,235
Expeditors International of Washington, Inc.	5	555
Fastenal Co.	61	2,865
Fortune Brands Innovations, Inc.	5	268
FTI Consulting, Inc.(1)	1	231
Generac Holdings, Inc.(1)	7	655
General Electric Co.	7	547
Graco, Inc.	12	820
GXO Logistics, Inc.(1)	1	58
HEICO Corp.	329	50,601
HEICO Corp. - Class A	8	928
Honeywell International, Inc.	989	211,978
Howmet Aerospace, Inc.	4	161
Huntington Ingalls Industries, Inc.	1	213
IAA, Inc.(1)	12	468
IDEX Corp.	1	325
Illinois Tool Works, Inc.	29	6,438
JB Hunt Transport Services, Inc.	8	1,354
KBR, Inc.	9	495
Landstar System, Inc.	3	557
Lincoln Electric Holdings, Inc.	6	855
Lockheed Martin Corp.	25	12,007
Lyft, Inc. - Class A(1)	26	288
Masco Corp.	1	66
Masterbrand, Inc.(1)	5	35
Middleby Corp.(1)(2)	0	61
MSA Safety, Inc.	1	212
Nordson Corp.	1	343
Norfolk Southern Corp.	490	120,644
Northrop Grumman Corp.	64	34,737
Old Dominion Freight Line, Inc.	11	2,999
Otis Worldwide Corp.	5	429

Parker-Hannifin Corp.	3	888
Plug Power, Inc.(1)	27	329
Quanta Services, Inc.	8	1,157
Republic Services, Inc. - Class A	1	174
Robert Half International, Inc.	10	733
Rockwell Automation, Inc.	8	2,113
Rollins, Inc.	23	822
RXO, Inc.(1)	1	11
SiteOne Landscape Supply, Inc.(1)	3	335
Spirit AeroSystems Holdings, Inc. - Class A	11	317
Tetra Tech, Inc.	2	330
Toro Co.	11	1,235
Trane Technologies Plc	14	2,401
TransDigm Group, Inc.	2	1,308
TransUnion	15	842
Trex Co., Inc.(1)	12	499
Uber Technologies, Inc.(1)	2,582	63,849
Union Pacific Corp.	65	13,437
United Parcel Service, Inc. - Class B	69	12,036
United Rentals, Inc.(1)	3	1,191
Valmont Industries, Inc.(2)	0	98
Verisk Analytics, Inc. - Class A	16	2,884
Vertiv Holdings Co. - Class A	5	69
Waste Management, Inc.	669	104,957
Watsco, Inc.	2	451
WESCO International, Inc.(1)	2	310
WillScot Mobile Mini Holdings Corp. - Class A(1)	12	532
WW Grainger, Inc.	5	2,668
XPO, Inc.(1)	1	21
Xylem, Inc.	3	299

Total Industrials		777,785

Information Technology – 29.08%
Accenture Plc - Class A	344	91,844
Adobe, Inc.(1)	991	333,587
Advanced Micro Devices, Inc.(1)	134	8,704
Adyen NV(1)(3)	31	43,463
Allegro MicroSystems, Inc.(1)	7	208
Alteryx, Inc. - Class A(1)	6	320
Amphenol Corp. - Class A	1,416	107,777
Analog Devices, Inc.	910	149,266
ANSYS, Inc.(1)	5	1,158
Apple, Inc.	3,621	470,442
Applied Materials, Inc.	930	90,526
AppLovin Corp. - Class A(1)	23	239
Arista Networks, Inc.(1)	26	3,139
Arrow Electronics, Inc.(1)(2)	0	29
Aspen Technology, Inc.(1)	3	579
Atlassian Corp. - Class A(1)	283	36,369
Autodesk, Inc.(1)	1,136	212,354
Automatic Data Processing, Inc.	40	9,667
Bentley Systems, Inc. - Class B	18	651
Black Knight, Inc.(1)	2	93
Broadcom, Inc.	113	63,343
Broadridge Financial Solutions, Inc.	11	1,485
Cadence Design Systems, Inc.(1)	29	4,624
CCC Intelligent Solutions Holdings, Inc.(1)	7	65
CDW Corp.	14	2,542
Ceridian HCM Holding, Inc.(1)	3	171
Cisco Systems, Inc.	1,971	93,914
Cloudflare, Inc. - Class A(1)	30	1,349
Cognex Corp.	683	32,189
Coherent Corp.(1)	2	77
Confluent, Inc. - Class A(1)	13	292
Corning, Inc.	5	149
Coupa Software, Inc.(1)	4	345
Crowdstrike Holdings, Inc. - Class A(1)	240	25,259
Datadog, Inc. - Class A(1)	28	2,040
Dell Technologies, Inc. - Class C	4	170

DocuSign, Inc. - Class A(1)	21	1,146
DoubleVerify Holdings, Inc. - Class Rights(1)	7	155
Dropbox, Inc. - Class A(1)	27	605
Dynatrace, Inc.(1)	21	808
Elastic NV(1)	8	416
Enphase Energy, Inc.(1)	14	3,641
Entegris, Inc.	16	1,017
EPAM Systems, Inc.(1)	6	1,880
Euronet Worldwide, Inc.(1)	4	351
Fair Isaac Corp.(1)	3	1,536
Fiserv, Inc.(1)	6	575
Five9, Inc.(1)	7	500
FleetCor Technologies, Inc.(1)	896	164,488
Fortinet, Inc.(1)	68	3,316
Gartner, Inc.(1)	8	2,715
Gen Digital, Inc.	21	456
Genpact Ltd.	10	464
GLOBALFOUNDRIES, Inc.(1)	2	87
Globant SA(1)	4	727
GoDaddy, Inc. - Class A(1)	2	177
HP, Inc.	50	1,334
HubSpot, Inc.(1)	5	1,412
Informatica, Inc. - Class A(1)	1	9
International Business Machines Corp.	63	8,943
Intuit, Inc.	732	284,802
Jabil, Inc.	12	785
Jack Henry & Associates, Inc.	8	1,332
Jamf Holding Corp.(1)	6	135
Keysight Technologies, Inc.(1)	17	2,986
KLA Corp.	15	5,644
Lam Research Corp.	14	6,034
Lattice Semiconductor Corp.(1)	14	925
Manhattan Associates, Inc.(1)	4	489
Mastercard, Inc. - Class A	385	134,046
Microchip Technology, Inc.	48	3,393
Micron Technology, Inc.	22	1,089
Microsoft Corp.	5,372	1,288,293
MongoDB, Inc. - Class A(1)	7	1,377
Monolithic Power Systems, Inc.	5	1,677
National Instruments Corp.	2	69
nCino, Inc.(1)	1	31
NCR Corp.(1)	1	13
NetApp, Inc.	23	1,379
New Relic, Inc.(1)	6	318
Nutanix, Inc. - Class A(1)	13	329
NVIDIA Corp.	992	145,001
Okta, Inc. - Class A(1)	2	143
ON Semiconductor Corp.(1)	29	1,782
Oracle Corp.	111	9,063
Palantir Technologies, Inc. - Class A(1)	194	1,246
Palo Alto Networks, Inc.(1)	31	4,330
Paychex, Inc.	34	3,915
Paycom Software, Inc.(1)	5	1,661
Paylocity Holding Corp.(1)	4	813
PayPal Holdings, Inc.(1)	438	31,218
Pegasystems, Inc.	5	154
Procore Technologies, Inc.(1)	5	243
PTC, Inc.(1)	11	1,321
Pure Storage, Inc. - Class A(1)	30	791
QUALCOMM, Inc.	118	13,007
RingCentral, Inc. - Class A(1)	9	317
Salesforce, Inc.(1)	3,025	401,037
SentinelOne, Inc. - Class A(1)	14	206
ServiceNow, Inc.(1)	21	8,208
Shift4 Payments, Inc. - Class A(1)	5	292
Smartsheet, Inc. - Class A(1)	13	530
Snowflake, Inc. - Class A(1)	395	56,649
Splunk, Inc.(1)	17	1,478

Synopsys, Inc.(1)	16	5,136
Teradata Corp.(1)	6	196
Teradyne, Inc.	15	1,297
Texas Instruments, Inc.	66	10,844
Thoughtworks Holding, Inc.(1)	9	93
Toast, Inc. - Class A(1)	26	464
Twilio, Inc. - Class A(1)	7	331
Tyler Technologies, Inc.(1)	4	1,211
Ubiquiti, Inc.(2)	0	58
UiPath, Inc. - Class A(1)	4	56
Unity Software, Inc.(1)	18	507
Universal Display Corp.	5	488
VeriSign, Inc.(1)	1	211
Visa, Inc. - Class A	3,386	703,556
VMware, Inc. - Class A(1)	11	1,334
Vontier Corp.	10	202
Western Union Co.	13	186
WEX, Inc.(1)	3	546
Wix.com Ltd.(1)	4	331
Workday, Inc. - Class A(1)	1,567	262,269
Zebra Technologies Corp. - Class A(1)	2	576
Zoom Video Communications, Inc. - Class A(1)	13	901
Zscaler, Inc.(1)	9	996

Total Information Technology		5,395,527

Materials – 3.86%
Albemarle Corp.	6	1,366
Ardagh Metal Packaging SA	4	20
Avery Dennison Corp.	413	74,664
Axalta Coating Systems Ltd.(1)	6	151
Ball Corp.	3,658	187,045
Berry Global Group, Inc.	6	379
CF Industries Holdings, Inc.	21	1,771
Chemours Co.	10	298
Crown Holdings, Inc.	11	892
Eagle Materials, Inc.	3	437
Ecolab, Inc.	1,605	233,568
FMC Corp.	5	570
Ginkgo Bioworks Holdings, Inc.(1)	14	24
Graphic Packaging Holding Co.	25	557
Linde Plc	11	3,619
Louisiana-Pacific Corp.	1	40
Martin Marietta Materials, Inc.	1	203
Mosaic Co.	4	190
MP Materials Corp.(1)	10	233
PPG Industries, Inc.	13	1,645
Royal Gold, Inc.	1	60
RPM International, Inc.	1	69
Scotts Miracle-Gro Co.	1	71
Sealed Air Corp.	15	772
Sherwin-Williams Co.	862	204,492
Southern Copper Corp.	6	351
Valvoline, Inc.	19	607
Vulcan Materials Co.	7	1,183

Total Materials		715,277

Real Estate – 2.33%
American Tower Corp.	282	59,778
Apartment Income REIT Corp.	2	55
Camden Property Trust	1	98
CBRE Group, Inc. - Class A(1)	16	1,258
Crown Castle, Inc.	45	6,160
Equinix, Inc.	317	207,963
Equity LifeStyle Properties, Inc.	11	735
Extra Space Storage, Inc.	2	242
Iron Mountain, Inc.	23	1,127
Lamar Advertising Co. - Class A	8	764
Opendoor Technologies, Inc.(1)	11	13
Prologis, Inc.	1,308	147,501
Public Storage	13	3,655

SBA Communications Corp. - Class A	3	718
Simon Property Group, Inc.	17	1,943
Zillow Group, Inc. - Class A(1)(2)	0	9
Zillow Group, Inc. - Class C(1)	1	27

Total Real Estate		432,046

Utilities – 0.01%
AES Corp.	12	357
National Fuel Gas Co.	1	57
Vistra Corp.	25	580

Total Utilities		994

Total Common Stocks (Cost: $15,242,860)		17,903,583

PREFERRED STOCKS – 0.13%
Consumer Discretionary – 0.13%
Dr Ing hc F Porsche AG(1)	234	23,601

Total Consumer Discretionary		23,601

Total Preferred Stocks (Cost: $19,967)		23,601

SHORT-TERM INVESTMENTS – 3.25%
Money Market Funds – 3.25%
Goldman Sachs Financial Square Government Fund - Class I, 4.14%(4)	601,742	601,742

Total Money Market Funds (Cost: $601,742)		601,742

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.00%(5)
ANZ, London, 3.84% due 01/03/2023	$73	73
Sumitomo, Tokyo, 3.84% due 01/03/2023	753	753

Total Time Deposits (Cost: $826)		826

Total Short-Term Investments (Cost: $602,568)		602,568

TOTAL INVESTMENTS IN SECURITIES – 99.90%
(Cost: $15,865,395)		18,529,752

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.10%		18,757

TOTAL NET ASSETS – 100.00%		$18,548,509

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $43,463, which represents 0.23% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
23	NASDAQ 100 E-mini Future	Mar. 2023	$5,381	$5,070	$(311)
19	S&P 500 E-mini Future	Mar. 2023	3,763	3,668	(95)

					$(406)

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.40%
Communication Services – 6.49%
Activision Blizzard, Inc.	32	$2,469
Alphabet, Inc. - Class A(1)	32	2,862
Alphabet, Inc. - Class C(1)	1,339	118,850
Altice USA, Inc. - Class A(1)	10	46
AMC Entertainment Holdings, Inc. - Class A(1)	22	91
AT&T, Inc.	1,712	31,511
Cable One, Inc.(2)	0	65
Comcast Corp. - Class A	5,273	184,404
DISH Network Corp. - Class A(1)	11	148
Electronic Arts, Inc.	989	120,792
Fox Corp. - Class A	203	6,166
Fox Corp. - Class B	60	1,710
Frontier Communications Parent, Inc.(1)	10	261
IAC, Inc.(1)	3	136
Interpublic Group of Companies, Inc.	16	540
Liberty Broadband Corp. - Class A(1)(2)	0	26
Liberty Broadband Corp. - Class C(1)	3	206
Liberty Media Corp.-Liberty Formula One - Class A(1)	1	47
Liberty Media Corp.-Liberty Formula One - Class C(1)	7	438
Liberty Media Corp.-Liberty SiriusXM - Class A	2	87
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	5	179
Live Nation Entertainment, Inc.(1)	3	225
Lumen Technologies, Inc.	369	1,924
Madison Square Garden Sports Corp. - Class A(2)	0	81
Match Group, Inc.(1)	1	35
Meta Platforms, Inc. - Class A(1)	1,057	127,148
Netflix, Inc.(1)	257	75,906
New York Times Co. - Class A	7	219
News Corp. - Class A	2,379	43,294
News Corp. - Class B	5	90
Nexstar Media Group, Inc. - Class A	49	8,559
Omnicom Group, Inc.	8	682
Paramount Global - Class A(2)	0	8
Paramount Global - Class B	406	6,850
Pinterest, Inc. - Class A(1)	19	458
Roku, Inc. - Class A(1)	3	142
Sirius XM Holdings, Inc.	29	167
Take-Two Interactive Software, Inc.(1)	1	118
TEGNA, Inc.	273	5,781
T-Mobile U.S., Inc.(1)	521	72,913
TripAdvisor, Inc.(1)	4	66
Verizon Communications, Inc.	1,185	46,694
Walt Disney Co.(1)	1,066	92,648
Warner Bros Discovery, Inc.(1)	4,196	39,781

Total Communication Services		994,823

Consumer Discretionary – 9.40%
Academy Sports & Outdoors, Inc.	104	5,480
ADT, Inc.	8	74
Advance Auto Parts, Inc.	303	44,505
Aptiv Plc(1)	444	41,331
Aramark	1,653	68,324
AutoNation, Inc.(1)	399	42,796
AutoZone, Inc.(1)(2)	0	180
Bath & Body Works, Inc.	9	397
Best Buy Co., Inc.	269	21,604
Bloomin’ Brands, Inc.	119	2,394
Booking Holdings, Inc.(1)	50	101,365
BorgWarner, Inc.	160	6,422
Boyd Gaming Corp.	3	177
Bright Horizons Family Solutions, Inc.(1)	2	111
Brunswick Corp.	3	190
Burlington Stores, Inc.(1)(2)	0	32
Caesars Entertainment, Inc.(1)	3	114
Capri Holdings Ltd.(1)	6	326
CarMax, Inc.(1)	6	352
Carnival Corp.(1)	40	326
Carter’s, Inc.	74	5,537

Columbia Sportswear Co.	1	130
Compass Group Plc	4,301	99,321
Darden Restaurants, Inc.	1	190
Deckers Outdoor Corp.(1)(2)	0	44
Dick’s Sporting Goods, Inc.	70	8,420
Dollar General Corp.	283	69,715
Dollar Tree, Inc.(1)	6	855
Domino’s Pizza, Inc.(2)	0	143
DoorDash, Inc. - Class A(1)	1	54
DR Horton, Inc.	6	558
eBay, Inc.	267	11,090
Foot Locker, Inc.	126	4,747
Ford Motor Co.	1,035	12,033
GameStop Corp. - Class A(1)	11	203
Gap, Inc.	9	99
Garmin Ltd.	6	587
General Motors Co.	360	12,113
Gentex Corp.	10	268
Genuine Parts Co.	5	913
Grand Canyon Education, Inc.(1)	1	143
H&R Block, Inc.	1	37
Hanesbrands, Inc.	14	92
Harley-Davidson, Inc.	180	7,480
Hasbro, Inc.	5	330
Hilton Worldwide Holdings, Inc.	3	390
Home Depot, Inc.	223	70,528
Hyatt Hotels Corp. - Class A(1)	2	180
Kohl’s Corp.	606	15,307
Las Vegas Sands Corp.(1)	2,142	102,970
La-Z-Boy, Inc.	211	4,808
Lear Corp.	2	304
Leggett & Platt, Inc.	5	170
Lennar Corp. - Class A	84	7,633
Lennar Corp. - Class B	1	56
Leslie’s, Inc.(1)	1	6
Lithia Motors, Inc. - Class A	95	19,369
LKQ Corp.	11	565
Lowe’s Companies, Inc.	4	720
Lucid Group, Inc.(1)	2	11
Macy’s, Inc.	11	231
Marriott International, Inc. - Class A	482	71,830
Marriott Vacations Worldwide Corp.	221	29,683
Mattel, Inc.(1)	1,009	17,997
McDonald’s Corp.	414	108,985
MGM Resorts International	1,016	34,075
Mister Car Wash, Inc.(1)	1	11
Mohawk Industries, Inc.(1)	2	219
Newell Brands, Inc.	16	209
NIKE, Inc. - Class B	968	113,300
Nordstrom, Inc.	90	1,454
Norwegian Cruise Line Holdings Ltd.(1)	16	191
NVR, Inc.(1)(2)	0	161
Ollie’s Bargain Outlet Holdings, Inc.(1)	3	118
O’Reilly Automotive, Inc.(1)	2	1,293
Peloton Interactive, Inc. - Class A(1)	13	102
Penn Entertainment, Inc.(1)	6	192
Penske Automotive Group, Inc.	92	10,600
Petco Health & Wellness Co., Inc. - Class A(1)	4	36
Planet Fitness, Inc. - Class A(1)	1	80
Polaris, Inc.	1	56
PulteGroup, Inc.	164	7,451
PVH Corp.	83	5,843
QuantumScape Corp. - Class A(1)	10	54
Ralph Lauren Corp. - Class A	2	191
RH(1)	1	142
Rivian Automotive, Inc. - Class A(1)	21	395
Ross Stores, Inc.	8	952
Royal Caribbean Cruises Ltd.(1)	9	446

SeaWorld Entertainment, Inc.(1)	882	47,209
Service Corp. International	6	437
Six Flags Entertainment Corp.(1)	2	36
Skechers USA, Inc. - Class A(1)	5	198
Sleep Number Corp.(1)	63	1,647
Starbucks Corp.	30	3,019
Tapestry, Inc.	9	337
Target Corp.	42	6,287
Tempur Sealy International, Inc.	7	240
Thor Industries, Inc.	81	6,117
TJX Companies, Inc.	2,037	162,144
Toll Brothers, Inc.	2	107
TopBuild Corp.(1)(2)	0	36
Travel + Leisure Co.	1	42
Under Armour, Inc. - Class A(1)	8	84
Under Armour, Inc. - Class C(1)	9	76
Vail Resorts, Inc.(2)	0	25
VF Corp.	14	398
Victoria’s Secret & Co.(1)	1	32
Wayfair, Inc. - Class A(1)	1	36
Whirlpool Corp.	70	9,871
Williams-Sonoma, Inc.	1	64
Wyndham Hotels & Resorts, Inc.	1	78
Wynn Resorts Ltd.(1)	4	309
Yum! Brands, Inc.	10	1,338

Total Consumer Discretionary		1,441,083

Consumer Staples – 7.72%
Albertsons Companies, Inc. - Class A	7	138
Altria Group, Inc.	1,913	87,442
Archer-Daniels-Midland Co.	23	2,145
BJ’s Wholesale Club Holdings, Inc.(1)	2	142
Brown-Forman Corp. - Class A	1	46
Brown-Forman Corp. - Class B	3	205
Bunge Ltd.	64	6,393
Campbell Soup Co.	8	450
Casey’s General Stores, Inc.	2	341
Church & Dwight Co., Inc.	5	440
Clorox Co.	1	119
Coca-Cola Co.	1,385	88,073
Colgate-Palmolive Co.	1,400	110,307
Conagra Brands, Inc.	1,438	55,633
Constellation Brands, Inc. - Class A	30	6,848
Costco Wholesale Corp.	143	65,109
Coty, Inc. - Class A(1)	15	124
Darling Ingredients, Inc.(1)	6	381
Diageo Plc - ADR	353	62,868
Edgewell Personal Care Co.	115	4,444
Flowers Foods, Inc.	8	227
Freshpet, Inc.(1)	1	38
General Mills, Inc.	25	2,061
Grocery Outlet Holding Corp.(1)	3	94
Heineken Holding NV	814	62,835
Herbalife Nutrition Ltd.(1)	208	3,091
Hershey Co.	1	185
Hormel Foods Corp.	12	538
Ingredion, Inc.	91	8,919
J.M. Smucker Co.	44	6,917
Kellogg Co.	5	335
Keurig Dr Pepper, Inc.	35	1,261
Kimberly-Clark Corp.	313	42,469
Kraft Heinz Co.	313	12,727
Kroger Co.	409	18,230
McCormick & Co., Inc.	10	857
Molson Coors Beverage Co. - Class B	277	14,294
Mondelez International, Inc. - Class A	113	7,499
Monster Beverage Corp.(1)	1	117
PepsiCo, Inc.	565	102,003
Performance Food Group Co.(1)	4	257

Philip Morris International, Inc.	2,161	218,687
Pilgrim’s Pride Corp.(1)	14	337
Post Holdings, Inc.(1)	2	199
Procter & Gamble Co.	716	108,548
Reynolds Consumer Products, Inc.	2	70
Seaboard Corp.(2)	0	34
Spectrum Brands Holdings, Inc.	2	95
Sprouts Farmers Market, Inc.(1)	290	9,391
Tyson Foods, Inc. - Class A	456	28,358
US Foods Holding Corp.(1)	9	289
Walgreens Boots Alliance, Inc.	237	8,850
Walmart, Inc.	230	32,632

Total Consumer Staples		1,184,092

Energy – 6.04%
Antero Midstream Corp.	14	149
Antero Resources Corp.(1)	4	123
APA Corp.	220	10,256
Baker Hughes Co. - Class A	39	1,158
Cheniere Energy, Inc.	4	654
Chesapeake Energy Corp.	76	7,158
Chevron Corp.	127	22,810
ConocoPhillips	52	6,114
Coterra Energy, Inc.	27	665
Devon Energy Corp.	14	853
Diamondback Energy, Inc.	3	419
DT Midstream, Inc.	4	219
Enbridge, Inc.	174	6,815
EOG Resources, Inc.	1,105	143,145
EQT Corp.	15	514
Exxon Mobil Corp.	937	103,296
Halliburton Co.	1,655	65,119
Hess Corp.	805	114,230
HF Sinclair Corp.	190	9,842
Kinder Morgan, Inc.	401	7,244
Marathon Oil Corp.	286	7,736
Marathon Petroleum Corp.	153	17,778
NOV, Inc.	16	334
Occidental Petroleum Corp.	6	369
ONEOK, Inc.	16	1,068
Ovintiv, Inc.	3	149
PDC Energy, Inc.	2	119
Phillips 66	763	79,415
Pioneer Natural Resources Co.	324	73,888
Range Resources Corp.	4	93
Schlumberger Ltd.	2,057	109,953
Southwestern Energy Co.(1)	42	246
Targa Resources Corp.	21	1,574
TC Energy Corp.	764	30,463
TotalEnergies SE - ADR	308	19,135
TotalEnergies SE	1,062	66,684
Valero Energy Corp.	95	12,016
Williams Companies, Inc.	107	3,524

Total Energy		925,327

Financials – 16.14%
Affiliated Managers Group, Inc.	32	5,063
Aflac, Inc.	235	16,881
AGNC Investment Corp.	21	218
Allstate Corp.	440	59,657
Ally Financial, Inc.	13	311
American Express Co.	696	102,764
American Financial Group, Inc.	43	5,844
American International Group, Inc.	2,314	146,314
Ameriprise Financial, Inc.	59	18,250
Annaly Capital Management, Inc.	147	3,096
Aon Plc - Class A	1	157
Apollo Global Management, Inc.	93	5,917
Arch Capital Group Ltd.(1)	1,565	98,277
Ares Capital Corp.	394	7,275

Arthur J. Gallagher & Co.	8	1,433
Assurant, Inc.	2	257
Assured Guaranty Ltd.	2	152
Axis Capital Holdings Ltd.	728	39,453
Bank of America Corp.	2,875	95,208
Bank of Hawaii Corp.	2	128
Bank of New York Mellon Corp.	328	14,925
Bank OZK	5	183
Berkshire Hathaway, Inc. - Class B(1)	463	143,172
BlackRock, Inc. - Class A	6	4,420
Blackstone, Inc. - Class A	588	43,632
BOK Financial Corp.	1	123
Brighthouse Financial, Inc.(1)	3	149
Brown & Brown, Inc.	9	513
Capital One Financial Corp.	134	12,457
Carlyle Group, Inc.	170	5,076
CBOE Global Markets, Inc.	4	548
Charles Schwab Corp.	193	16,054
Chubb Ltd.	931	205,277
Cincinnati Financial Corp.	6	660
Citigroup, Inc.	762	34,482
Citizens Financial Group, Inc.	394	15,530
CME Group, Inc. - Class A	362	60,855
CNA Financial Corp.	139	5,891
Coinbase Global, Inc. - Class A(1)	6	228
Comerica, Inc.	5	360
Commerce Bancshares, Inc.	5	318
Credit Acceptance Corp.(1)(2)	0	123
Cullen/Frost Bankers, Inc.	2	321
Discover Financial Services	69	6,799
East West Bancorp, Inc.	6	383
Equitable Holdings, Inc.	1,463	41,978
Erie Indemnity Co. - Class A(2)	0	63
Essent Group Ltd.	99	3,860
Evercore, Inc. - Class A	1	163
Everest Re Group Ltd.	20	6,469
F&G Annuities & Life, Inc.(1)	1	15
Fidelity National Financial, Inc.	11	407
Fifth Third Bancorp	1,031	33,836
First American Financial Corp.	4	217
First Citizens BancShares, Inc. - Class A(2)	0	284
First Hawaiian, Inc.	5	134
First Horizon Corp.	22	534
First Republic Bank	7	914
FNB Corp.	430	5,609
Franklin Resources, Inc.	87	2,282
Globe Life, Inc.	4	444
Goldman Sachs Group, Inc.	348	119,387
Hanover Insurance Group, Inc.	1	201
Hartford Financial Services Group, Inc.	557	42,201
Huntington Bancshares, Inc.	2,526	35,610
Interactive Brokers Group, Inc. - Class A	4	275
Intercontinental Exchange, Inc.	23	2,351
Invesco Ltd.	16	285
Janus Henderson Group Plc	6	137
Jefferies Financial Group, Inc.	1,663	57,018
JPMorgan Chase & Co.	320	42,908
Kemper Corp.	2	123
KeyCorp	363	6,324
KKR & Co., Inc. - Class Miscella	24	1,095
Lazard Ltd. - Class A	4	134
Lincoln National Corp.	131	4,026
Loews Corp.	464	27,087
M&T Bank Corp.	411	59,594
Markel Corp.(1)(2)	0	573
Marsh & McLennan Companies, Inc.	575	95,228
MetLife, Inc.	879	63,617
MGIC Investment Corp.	12	157

Moody’s Corp.(2)	0	108
Morgan Stanley	1,393	118,465
Morningstar, Inc.(2)	0	28
MSCI, Inc. - Class A	1	383
Nasdaq, Inc.	14	870
Navient Corp.	415	6,827
New York Community Bancorp, Inc.	28	239
Northern Trust Corp.	493	43,648
Old Republic International Corp.	11	276
OneMain Holdings, Inc. - Class A	5	157
PacWest Bancorp	5	105
Pinnacle Financial Partners, Inc.	3	222
PNC Financial Services Group, Inc.	307	48,421
Popular, Inc.	3	209
Primerica, Inc.	2	213
Principal Financial Group, Inc.	10	853
Progressive Corp.	3	404
Prosperity Bancshares, Inc.	4	257
Prudential Financial, Inc.	15	1,539
Radian Group, Inc.	253	4,827
Raymond James Financial, Inc.	26	2,745
Regions Financial Corp.	674	14,536
Reinsurance Group of America, Inc. - Class A	3	398
RenaissanceRe Holdings Ltd.	1	156
Rithm Capital Corp.	552	4,513
Robinhood Markets, Inc. - Class A(1)	23	190
Rocket Companies, Inc. - Class A	2	17
S&P Global, Inc.	14	4,533
SEI Investments Co.	4	250
Signature Bank	2	277
SLM Corp.	11	180
SoFi Technologies, Inc.(1)	32	146
Starwood Property Trust, Inc.	12	218
State Street Corp.	380	29,493
Stifel Financial Corp.	4	244
SVB Financial Group(1)	1	199
Synchrony Financial	2,179	71,609
Synovus Financial Corp.	6	227
T Rowe Price Group, Inc.	9	1,006
TFS Financial Corp.	2	30
Tradeweb Markets, Inc. - Class A	2	104
Travelers Companies, Inc.	10	1,848
Truist Financial Corp.	55	2,376
Umpqua Holdings Corp.	9	158
Unum Group	8	334
Upstart Holdings, Inc.(1)	2	27
US Bancorp	1,101	48,007
Virtu Financial, Inc. - Class A	4	82
Voya Financial, Inc.	90	5,553
Webster Financial Corp.	7	346
Wells Fargo & Co.	3,477	143,554
Western Alliance Bancorp	2	102
White Mountains Insurance Group Ltd.(2)	0	174
Willis Towers Watson Plc	269	65,854
Wintrust Financial Corp.	2	210
WR Berkley Corp.	8	614
Zions Bancorp N.A.	194	9,535

Total Financials		2,472,570

Healthcare – 15.72%
10X Genomics, Inc. - Class A(1)(2)	0	16
Abbott Laboratories	62	6,793
AbbVie, Inc.	290	46,864
Acadia Healthcare Co., Inc.(1)	4	302
Agilent Technologies, Inc.	1	193
agilon health, Inc.(1)	1	15
Align Technology, Inc.(1)	1	177
Amedisys, Inc.(1)	1	112
Amgen, Inc.	75	19,626

AstraZeneca Plc - ADR	222	15,085
Avantor, Inc.(1)	2	43
Azenta, Inc.(1)	3	182
Baxter International, Inc.	1,098	55,979
Becton Dickinson & Co.	180	45,729
Biogen, Inc.(1)	50	13,943
BioMarin Pharmaceutical, Inc.(1)	8	787
Bio-Rad Laboratories, Inc. - Class A(1)	1	375
Boston Scientific Corp.(1)	59	2,744
Bristol Myers Squibb Co.	502	36,143
Cardinal Health, Inc.	319	24,529
Catalent, Inc.(1)	5	215
Centene Corp.(1)	226	18,499
Certara, Inc.(1)	2	35
Charles River Laboratories International, Inc.(1)(2)	0	28
Chemed Corp.(2)	0	195
Cigna Corp.	307	101,887
Cooper Companies, Inc.	2	662
CVS Health Corp.	1,154	107,551
Danaher Corp.	337	89,414
DaVita, Inc.(1)	71	5,294
Definitive Healthcare Corp. - Class A(1)	1	10
Dentsply Sirona, Inc.	9	289
Doximity, Inc. - Class A(1)	2	82
Elanco Animal Health, Inc.(1)	19	232
Elevance Health, Inc.	285	146,438
Eli Lilly & Co.	6	2,366
Encompass Health Corp.	4	244
Enhabit, Inc.(1)	2	31
Enovis Corp.(1)	2	113
Envista Holdings Corp.(1)	1,072	36,107
Exact Sciences Corp.(1)	6	298
Exelixis, Inc.(1)	2	29
Gilead Sciences, Inc.	331	28,389
Globus Medical, Inc. - Class A(1)	3	219
HCA Healthcare, Inc.	64	15,354
Henry Schein, Inc.(1)	6	443
Hologic, Inc.(1)	631	47,225
Horizon Therapeutics Plc(1)	1	78
Humana, Inc.	132	67,539
ICU Medical, Inc.(1)	1	106
Illumina, Inc.(1)	6	1,311
Incyte Corp.(1)	1	88
Integra LifeSciences Holdings Corp.(1)	3	161
Intuitive Surgical, Inc.(1)	1	307
Ionis Pharmaceuticals, Inc.(1)(2)	0	17
Jazz Pharmaceuticals Plc(1)	77	12,288
Johnson & Johnson	951	167,982
Koninklijke Philips NV	2,761	41,541
Laboratory Corp. of America Holdings	4	877
LivaNova Plc(1)	594	33,018
Masimo Corp.(1)(2)	0	73
McKesson Corp.	59	22,147
Medtronic Plc	2,762	214,683
Merck & Co., Inc.	2,681	297,413
Mirati Therapeutics, Inc.(1)	2	82
Moderna, Inc.(1)	13	2,354
Molina Healthcare, Inc.(1)	1	172
Natera, Inc.(1)(2)	0	9
Oak Street Health, Inc.(1)	5	104
Organon & Co.	104	2,907
PerkinElmer, Inc.	5	729
Perrigo Co. Plc	1,575	53,679
Pfizer, Inc.	2,525	129,390
Premier, Inc. - Class A	5	168
QIAGEN NV(1)	10	477
Quest Diagnostics, Inc.	45	7,012
QuidelOrtho Corp.(1)	2	170

Regeneron Pharmaceuticals, Inc.(1)	4	2,654
Repligen Corp.(1)	1	113
Royalty Pharma Plc - Class A	15	598
Sanofi - ADR	188	9,123
Sanofi	188	18,138
Select Medical Holdings Corp.	170	4,211
Signify Health, Inc. - Class A(1)	3	80
STERIS Plc	4	760
Stryker Corp.	457	111,710
Syneos Health, Inc. - Class A(1)	4	130
Tandem Diabetes Care, Inc.(1)(2)	0	10
Teladoc Health, Inc.(1)	6	136
Teleflex, Inc.	2	480
Tenet Healthcare Corp.(1)	4	210
Thermo Fisher Scientific, Inc.	14	7,864
Ultragenyx Pharmaceutical, Inc.(1)	1	28
United Therapeutics Corp.(1)	24	6,639
UnitedHealth Group, Inc.	414	219,502
Universal Health Services, Inc. - Class B	55	7,742
Vertex Pharmaceuticals, Inc.(1)	175	50,635
Viatris, Inc.	843	9,380
Zimmer Biomet Holdings, Inc.	254	32,332

Total Healthcare		2,410,643

Industrials – 14.72%
3M Co.	57	6,817
Acuity Brands, Inc.	47	7,826
AECOM	801	68,051
AerCap Holdings NV(1)	631	36,776
AGCO Corp.	85	11,793
Air Lease Corp. - Class A	1,410	54,172
Airbus SE	251	29,869
Airbus SE - ADR	1,765	52,342
Alaska Air Group, Inc.(1)	90	3,883
Allegion Plc	1	87
Allison Transmission Holdings, Inc.	130	5,411
American Airlines Group, Inc.(1)	27	339
AMETEK, Inc.	10	1,327
AO Smith Corp.	4	232
Armstrong World Industries, Inc.	1	50
Atkore, Inc.(1)	91	10,299
Avis Budget Group, Inc.(1)	1	198
Axon Enterprise, Inc.(1)	1	105
AZEK Co., Inc. - Class A(1)	5	92
Boeing Co.(1)	142	27,104
Builders FirstSource, Inc.(1)	6	411
BWX Technologies, Inc.	1,035	60,087
CACI International, Inc. - Class A(1)	187	56,091
Canadian National Railway Co.	595	70,694
Carlisle Companies, Inc.(2)	0	75
Carrier Global Corp.	35	1,442
Caterpillar, Inc.	3	673
CH Robinson Worldwide, Inc.	4	337
Cintas Corp.(2)	0	107
Clarivate Plc(1)	20	165
Clean Harbors, Inc.(1)	2	237
Copa Holdings SA - Class A(1)	1	105
Core & Main, Inc. - Class A(1)	2	44
CoStar Group, Inc.(1)	14	1,109
Crane Holdings Co.	47	4,684
CSX Corp.	66	2,045
Cummins, Inc.	59	14,291
Curtiss-Wright Corp.	35	5,805
Deere & Co.	271	116,167
Delta Air Lines, Inc.(1)	113	3,720
Donaldson Co., Inc.	4	250
Dover Corp.	6	803
Driven Brands Holdings, Inc.(1)	2	57
Dun & Bradstreet Holdings, Inc.	11	132

Eaton Corp. Plc	17	2,600
Emerson Electric Co.	17	1,594
Equifax, Inc.	3	487
Esab Corp.	2	96
Expeditors International of Washington, Inc.	5	483
FedEx Corp.	533	92,379
Flowserve Corp.	80	2,470
Fortive Corp.	15	950
Fortune Brands Innovations, Inc.	4	201
FTI Consulting, Inc.(1)	1	132
Gates Industrial Corp. Plc(1)	4	47
General Dynamics Corp.	373	92,463
General Electric Co.	983	82,345
Graco, Inc.	2	153
GXO Logistics, Inc.(1)	4	173
Hayward Holdings, Inc.(1)	4	33
HEICO Corp.(2)	0	21
HEICO Corp. - Class A(2)	0	28
Hertz Global Holdings, Inc.(1)	9	133
Hexcel Corp.	3	205
Hillenbrand, Inc.	158	6,750
Honeywell International, Inc.	586	125,536
Howmet Aerospace, Inc.	14	549
Hubbell, Inc. - Class B	2	515
Huntington Ingalls Industries, Inc.	26	5,894
IAA, Inc.(1)	1	44
IDEX Corp.	3	588
Illinois Tool Works, Inc.	1	293
Ingersoll Rand, Inc.	17	875
ITT, Inc.	3	283
Jacobs Solutions, Inc.	5	633
JB Hunt Transport Services, Inc.	356	62,069
JetBlue Airways Corp.(1)	14	90
Johnson Controls International Plc	29	1,836
KBR, Inc.	2	105
Kirby Corp.(1)	2	158
Knight-Swift Transportation Holdings, Inc. - Class A	7	346
L3Harris Technologies, Inc.	218	45,446
Landstar System, Inc.(2)	0	25
Leidos Holdings, Inc.	6	591
Lennox International, Inc.	1	315
Lockheed Martin Corp.	146	70,885
Lyft, Inc. - Class A(1)	3	32
ManpowerGroup, Inc.	2	179
Masco Corp.	9	408
MasTec, Inc.(1)	3	218
Masterbrand, Inc.(1)	4	27
MDU Resources Group, Inc.	1,817	55,126
Mercury Systems, Inc.(1)	2	100
Middleby Corp.(1)	2	275
Moog, Inc. - Class A	65	5,686
MSA Safety, Inc.	1	131
MSC Industrial Direct Co., Inc. - Class A	2	162
Nordson Corp.	2	433
Norfolk Southern Corp.	10	2,398
Northrop Grumman Corp.	357	194,882
nVent Electric Plc	7	262
Oshkosh Corp.	3	239
Otis Worldwide Corp.	15	1,200
Owens Corning	81	6,948
PACCAR, Inc.	55	5,464
Parker-Hannifin Corp.	4	1,187
Pentair Plc	7	305
Plug Power, Inc.(1)	10	128
Quanta Services, Inc.	3	376
Raytheon Technologies Corp.	2,301	232,207
Regal Rexnord Corp.	3	335
Republic Services, Inc. - Class A	8	1,027

Robert Half International, Inc.	1	41
Rockwell Automation, Inc.	2	398
Rollins, Inc.	1	24
RXO, Inc.(1)	4	62
Ryder System, Inc.	102	8,491
Safran SA	589	73,765
Schneider National, Inc. - Class B	2	48
Science Applications International Corp.	42	4,608
Sensata Technologies Holding Plc	6	254
Siemens AG	209	28,853
SiteOne Landscape Supply, Inc.(1)	1	78
Snap-on, Inc.	40	9,241
Southwest Airlines Co.(1)	400	13,462
Stanley Black & Decker, Inc.	515	38,691
Stericycle, Inc.(1)	323	16,137
Sunrun, Inc.(1)	8	200
Tetra Tech, Inc.	1	185
Textron, Inc.	94	6,642
Timken Co.	3	188
Trane Technologies Plc	4	678
TransDigm Group, Inc.	1	817
TransUnion	2	124
Uber Technologies, Inc.(1)	10	258
U-Haul Holding Co.(2)	0	24
U-Haul Holding Co. - Class B	3	183
Union Pacific Corp.	372	77,113
United Airlines Holdings, Inc.(1)	13	507
United Parcel Service, Inc. - Class B	691	120,184
United Rentals, Inc.(1)	14	5,114
Univar Solutions, Inc.(1)	217	6,886
Valmont Industries, Inc.	1	251
Vertiv Holdings Co. - Class A	5,056	69,069
Waste Management, Inc.	1	164
Watsco, Inc.	1	154
Werner Enterprises, Inc.	137	5,508
WESCO International, Inc.(1)	1	109
Westinghouse Air Brake Technologies Corp.	7	745
WillScot Mobile Mini Holdings Corp. - Class A(1)	4	184
Woodward, Inc.	2	230
XPO, Inc.(1)	4	134
Xylem, Inc.	6	702

Total Industrials		2,257,364

Information Technology – 9.69%
Accenture Plc - Class A	315	83,981
Advanced Micro Devices, Inc.(1)	14	915
Affirm Holdings, Inc. - Class A(1)	7	72
Akamai Technologies, Inc.(1)	6	544
Amdocs Ltd.	74	6,711
Amkor Technology, Inc.	293	7,019
Amphenol Corp. - Class A	6	452
Analog Devices, Inc.	17	2,795
ANSYS, Inc.(1)	2	407
Applied Materials, Inc.	197	19,171
Arrow Electronics, Inc.(1)	93	9,715
Automatic Data Processing, Inc.	271	64,761
Avnet, Inc.	110	4,572
Bill.com Holdings, Inc.(1)	4	438
Black Knight, Inc.(1)	6	357
Block, Inc. - Class A(1)	22	1,399
Broadcom, Inc.	132	73,886
Broadridge Financial Solutions, Inc.(2)	0	58
CCC Intelligent Solutions Holdings, Inc.(1)	5	43
Ceridian HCM Holding, Inc.(1)	5	292
Ciena Corp.(1)	6	310
Cirrus Logic, Inc.(1)	2	166
Cisco Systems, Inc.	786	37,443
Cognex Corp.	1	27
Cognizant Technology Solutions Corp. - Class A	482	27,582

Coherent Corp.(1)	5	161
Concentrix Corp.	2	237
Consensus Cloud Solutions, Inc.(1)	19	1,023
Corning, Inc.	29	936
Coupa Software, Inc.(1)	1	115
Dell Technologies, Inc. - Class C	215	8,637
Diodes, Inc.(1)	77	5,893
Dolby Laboratories, Inc. - Class A	3	180
DoubleVerify Holdings, Inc. - Class Rights(1)(2)	0	4
Dropbox, Inc. - Class A(1)	1	20
DXC Technology Co.(1)	177	4,679
Euronet Worldwide, Inc.(1)	1	54
F5, Inc.(1)	2	348
Fidelity National Information Services, Inc.	865	58,697
First Solar, Inc.(1)	4	656
Fiserv, Inc.(1)	872	88,157
Gen Digital, Inc.	15	324
Genpact Ltd.	4	171
Global Payments, Inc.	11	1,126
GLOBALFOUNDRIES, Inc.(1)	2	108
GoDaddy, Inc. - Class A(1)	6	426
Guidewire Software, Inc.(1)	4	224
Hewlett Packard Enterprise Co.	526	8,388
HP, Inc.	599	16,097
Informatica, Inc. - Class A(1)	2	27
Intel Corp.	836	22,107
International Business Machines Corp.	78	11,050
IPG Photonics Corp.(1)	1	126
Jabil, Inc.	106	7,235
Jamf Holding Corp.(1)(2)	0	7
Juniper Networks, Inc.	13	421
Keysight Technologies, Inc.(1)	1	93
Kyndryl Holdings, Inc.(1)	8	92
Littelfuse, Inc.	1	221
Lumentum Holdings, Inc.(1)	3	145
Manhattan Associates, Inc.(1)	1	121
Marvell Technology, Inc.	35	1,296
Mastercard, Inc. - Class A	243	84,471
Methode Electronics, Inc.	117	5,197
Microchip Technology, Inc.	605	42,514
Micron Technology, Inc.	37	1,843
Microsoft Corp.	511	122,648
MKS Instruments, Inc.	2	204
Motorola Solutions, Inc.	7	1,750
National Instruments Corp.	5	170
nCino, Inc.(1)	2	56
NCR Corp.(1)	5	117
Nutanix, Inc. - Class A(1)	4	110
NXP Semiconductors NV	354	55,945
Okta, Inc. - Class A(1)	5	358
ON Semiconductor Corp.(1)	7	420
Oracle Corp.	843	68,930
Paycor HCM, Inc.(1)	2	55
PayPal Holdings, Inc.(1)	33	2,355
Procore Technologies, Inc.(1)	1	36
Qorvo, Inc.(1)	69	6,284
QUALCOMM, Inc.	1,023	112,479
Roper Technologies, Inc.	4	1,882
Salesforce, Inc.(1)	31	4,155
Samsung Electronics Co. Ltd.	1,684	73,903
Seagate Technology Holdings Plc	114	5,992
SentinelOne, Inc. - Class A(1)	2	35
Skyworks Solutions, Inc.	7	604
Snowflake, Inc. - Class A(1)	1	117
SS&C Technologies Holdings, Inc.	9	479
TD SYNNEX Corp.	48	4,553
TE Connectivity Ltd.	60	6,897
Teledyne Technologies, Inc.(1)	2	763

Teradata Corp.(1)	2	60
Teradyne, Inc.	1	47
Texas Instruments, Inc.	650	107,353
Trimble, Inc.(1)	10	520
Twilio, Inc. - Class A(1)	5	221
Tyler Technologies, Inc.(1)(2)	0	65
Ubiquiti, Inc.(2)	0	56
UiPath, Inc. - Class A(1)	15	185
Unity Software, Inc.(1)	3	93
VeriSign, Inc.(1)	3	710
Viasat, Inc.(1)	3	101
Visa, Inc. - Class A	855	177,660
VMware, Inc. - Class A(1)	38	4,643
Vontier Corp.	2	40
Western Digital Corp.(1)	13	408
Western Union Co.	321	4,421
WEX, Inc.(1)(2)	0	80
Wix.com Ltd.(1)	1	44
Wolfspeed, Inc.(1)	5	353
Zebra Technologies Corp. - Class A(1)	1	326
Zoom Video Communications, Inc. - Class A(1)	5	349

Total Information Technology		1,485,775

Materials – 4.38%
Air Products & Chemicals, Inc.	251	77,514
Albemarle Corp.	2	507
Alcoa Corp.	7	336
Amcor Plc	62	736
AptarGroup, Inc.	3	305
Ardagh Group SA - Class A(1)(4)	1	9
Ardagh Metal Packaging SA	4	20
Ashland, Inc.	2	231
Avery Dennison Corp.	1	237
Axalta Coating Systems Ltd.(1)	2,166	55,178
Ball Corp.	8	391
Berry Global Group, Inc.	108	6,524
Celanese Corp. - Class A	4	456
CF Industries Holdings, Inc.	568	48,391
Chemours Co.	2	75
Cleveland-Cliffs, Inc.(1)	21	339
Corteva, Inc.	519	30,507
Crown Holdings, Inc.	1	55
Dow, Inc.	30	1,493
DuPont de Nemours, Inc.	619	42,511
Eagle Materials, Inc.(2)	0	42
Eastman Chemical Co.	102	8,325
Ecolab, Inc.	516	75,066
Element Solutions, Inc.	2,655	48,295
FMC Corp.	3	426
Freeport-McMoRan, Inc.	59	2,235
Ginkgo Bioworks Holdings, Inc.(1)	31	53
Graphic Packaging Holding Co.	3	58
Huntsman Corp.	301	8,283
Ingevity Corp.(1)	87	6,128
International Flavors & Fragrances, Inc.	623	65,360
International Paper Co.	1,226	42,470
Linde Plc	305	99,614
Louisiana-Pacific Corp.	144	8,514
LyondellBasell Industries NV - Class A	83	6,908
Martin Marietta Materials, Inc.	2	790
Mosaic Co.	12	547
NewMarket Corp.(2)	0	84
Newmont Corp.	33	1,547
Nucor Corp.	11	1,422
Olin Corp.	5	289
Packaging Corp. of America	4	487
PPG Industries, Inc.	5	573
Reliance Steel & Aluminum Co.	48	9,659
Royal Gold, Inc.	3	290

RPM International, Inc.	85	8,312
Scotts Miracle-Gro Co.	1	48
Silgan Holdings, Inc.	3	174
Sonoco Products Co.	4	246
Southern Copper Corp.	1	68
SSR Mining, Inc.	9	140
Steel Dynamics, Inc.	7	697
United States Steel Corp.	10	242
Vulcan Materials Co.	3	489
Westlake Corp.	1	144
Westrock Co.	224	7,864

Total Materials		671,704

Real Estate – 2.83%
Alexandria Real Estate Equities, Inc.	7	973
American Assets Trust, Inc.	90	2,374
American Homes 4 Rent - Class A	13	388
American Tower Corp.	239	50,576
Americold Realty Trust, Inc.	11	318
Apartment Income REIT Corp.	6	200
AvalonBay Communities, Inc.	6	930
Boston Properties, Inc.	6	437
Brandywine Realty Trust	330	2,032
Brixmor Property Group, Inc.	13	287
Camden Property Trust	4	438
CBRE Group, Inc. - Class A(1)	7	521
Corporate Office Properties Trust	2,137	55,445
Cousins Properties, Inc.	91	2,299
CubeSmart	9	379
Digital Realty Trust, Inc.	12	1,195
Douglas Emmett, Inc.	7	115
EastGroup Properties, Inc.	2	259
EPR Properties	3	115
Equinix, Inc.	1	619
Equity LifeStyle Properties, Inc.	3	179
Equity Residential	647	38,153
Essex Property Trust, Inc.	3	568
Extra Space Storage, Inc.	5	708
Federal Realty Investment Trust	3	333
First Industrial Realty Trust, Inc.	6	270
Gaming & Leisure Properties, Inc.	10	524
Healthcare Realty Trust, Inc. - Class A	16	301
Healthpeak Properties, Inc.	22	557
Highwoods Properties, Inc.	4	125
Host Hotels & Resorts, Inc.	443	7,108
Howard Hughes Corp.(1)	411	31,409
Hudson Pacific Properties, Inc.	5	49
Invitation Homes, Inc.	25	746
Iron Mountain, Inc.	139	6,908
JBG SMITH Properties	4	85
Jones Lang LaSalle, Inc.(1)	2	308
Kilroy Realty Corp.	5	180
Kimco Realty Corp.	25	527
Lamar Advertising Co. - Class A(2)	0	42
Life Storage, Inc.	4	349
Medical Properties Trust, Inc.	230	2,564
Mid-America Apartment Communities, Inc.	5	743
National Retail Properties, Inc.	7	331
National Storage Affiliates Trust	4	130
Office Properties Income Trust	132	1,758
Omega Healthcare Investors, Inc.	186	5,186
Opendoor Technologies, Inc.(1)	18	20
Park Hotels & Resorts, Inc.	9	111
Prologis, Inc.	38	4,314
Public Storage	157	43,970
Rayonier, Inc.	648	21,363
Realty Income Corp.	26	1,653
Regency Centers Corp.	7	441
Rexford Industrial Realty, Inc.	8	417

SBA Communications Corp. - Class A	3	966
Simon Property Group, Inc.	7	814
SL Green Realty Corp.	2	83
Spirit Realty Capital, Inc.	6	223
STORE Capital Corp.	10	336
Sun Communities, Inc.	5	717
UDR, Inc.	13	517
Ventas, Inc.	16	742
VICI Properties, Inc.	2,690	87,168
Vornado Realty Trust	74	1,535
Welltower, Inc.	80	5,256
WeWork, Inc. - Class A(1)	6	9
Weyerhaeuser Co.	1,352	41,912
WP Carey, Inc.	9	669
Zillow Group, Inc. - Class A(1)	2	67
Zillow Group, Inc. - Class C(1)	6	204

Total Real Estate		433,548

Utilities – 3.27%
AES Corp.	23	649
Alliant Energy Corp.	10	571
Ameren Corp.	211	18,730
American Electric Power Co., Inc.	21	2,014
American Water Works Co., Inc.	8	1,143
Atmos Energy Corp.	6	638
Avangrid, Inc.	3	127
Brookfield Renewable Corp. - Class A	5	140
CenterPoint Energy, Inc.	1,868	56,012
CMS Energy Corp.	12	756
Consolidated Edison, Inc.	15	1,395
Constellation Energy Corp.	13	1,161
Dominion Energy, Inc.	554	33,982
DTE Energy Co.	8	935
Duke Energy Corp.	32	3,288
Edison International	16	986
Entergy Corp.	496	55,835
Essential Utilities, Inc.	10	455
Evergy, Inc.	9	577
Eversource Energy	14	1,207
Exelon Corp.	1,231	53,197
FirstEnergy Corp.	22	939
Hawaiian Electric Industries, Inc.	5	194
IDACORP, Inc.	2	229
National Fuel Gas Co.	96	6,047
NextEra Energy, Inc.	83	6,901
NiSource, Inc.	518	14,193
NRG Energy, Inc.	311	9,896
OGE Energy Corp.	8	324
PG&E Corp.(1)	284	4,624
Pinnacle West Capital Corp.	897	68,246
PPL Corp.	30	888
Public Service Enterprise Group, Inc.	21	1,258
Sempra Energy	362	56,005
Southern Co.	1,164	83,143
UGI Corp.	174	6,462
Vistra Corp.	266	6,160
WEC Energy Group, Inc.	13	1,220
Xcel Energy, Inc.	23	1,592

Total Utilities		502,119

Total Common Stocks (Cost: $10,878,043)		14,779,048

CONVERTIBLE PREFERRED STOCKS – 0.24%
Healthcare – 0.07%
Becton Dickinson & Co., 6.00%	225	11,277

Total Healthcare		11,277

Utilities – 0.17%
NextEra Energy, Inc., 5.28%	200	10,149
NextEra Energy, Inc., 6.93%	125	6,285
NiSource, Inc., 7.75%	89	9,204

Total Utilities		25,638

Total Convertible Preferred Stocks (Cost: $35,574)		36,915

PREFERRED STOCKS – 0.29%
Consumer Discretionary – 0.29%
Dr Ing hc F Porsche AG(1)		180	18,170
Volkswagen AG		216	26,834

Total Consumer Discretionary			45,004

Total Preferred Stocks (Cost: $50,729)			45,004

SHORT-TERM INVESTMENTS – 2.83%
Money Market Funds – 2.82%
Goldman Sachs Financial Square Government Fund - Class I, 4.14%(3)		432,281	432,281

Total Money Market Funds (Cost: $432,281)			432,281

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.01%
ANZ, London, 2.55% due 01/03/2023	GBP	19	22
Citibank, London, 1.10% due 01/02/2023	EUR	941	1,008
Royal Bank of Canada, Toronto, 3.84% due 01/03/2023		$496	496
Skandinaviska Enskilda Banken AB, Stockholm, -12.63% due 01/02/2023(2)	SEK	0	0

Total Time Deposits (Cost: $1,526)			1,526

Total Short-Term Investments (Cost: $433,807)			433,807

TOTAL INVESTMENTS IN SECURITIES – 99.76%
(Cost: $11,398,153)			15,294,774

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.24%			37,473

TOTAL NET ASSETS – 100.00%			$15,332,247

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

EUR Euro

GBP British Pound

SEK Swedish Krona

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $9, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
25	S&P 500 E-mini Future	Mar. 2023	$4,956	$4,826	$(130)

					$(130)

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

December 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.58%
Communication Services – 7.38%
Activision Blizzard, Inc.	63	$4,839
Alphabet, Inc. - Class A(1)	550	48,549
Alphabet, Inc. - Class C(1)	164	14,516
AT&T, Inc.	44	802
Comcast Corp. - Class A	440	15,396
Electronic Arts, Inc.	76	9,243
IAC, Inc.(1)	8	348
Live Nation Entertainment, Inc.(1)	23	1,617
Match Group, Inc.(1)	14	566
Meta Platforms, Inc. - Class A(1)	80	9,624
Netflix, Inc.(1)	24	7,150
News Corp. - Class B	6	108
Spotify Technology SA(1)	36	2,836
T-Mobile U.S., Inc.(1)	141	19,778
Trade Desk, Inc. - Class A(1)	11	477
Verizon Communications, Inc.	162	6,382
Walt Disney Co.(1)	46	3,955
Warner Bros Discovery, Inc.(1)	41	390

Total Communication Services		146,576

Consumer Discretionary – 10.89%
Advance Auto Parts, Inc.	48	7,011
Amazon.com, Inc.(1)	595	50,018
Aptiv Plc(1)	62	5,805
Aramark	260	10,757
AutoZone, Inc.(1)(2)	0	471
Bath & Body Works, Inc.	9	397
Best Buy Co., Inc.	1	100
Booking Holdings, Inc.(1)	3	6,761
BorgWarner, Inc.	2	64
Caesars Entertainment, Inc.(1)	8	351
Chipotle Mexican Grill, Inc. - Class A(1)	3	4,211
Coupang, Inc. - Class A(1)	156	2,289
Darden Restaurants, Inc.(2)	0	1
Dollar General Corp.	76	18,726
Dollar Tree, Inc.(1)	2	244
DR Horton, Inc.	8	682
General Motors Co.	99	3,339
Genuine Parts Co.	2	423
Hilton Worldwide Holdings, Inc.	3	440
Home Depot, Inc.	47	14,876
Las Vegas Sands Corp.(1)	251	12,072
Lithia Motors, Inc. - Class A	11	2,163
LKQ Corp.	10	543
Lowe’s Companies, Inc.	4	779
Lululemon Athletica, Inc.(1)	4	1,121
Marriott International, Inc. - Class A	16	2,327
Marriott Vacations Worldwide Corp.	35	4,728
McDonald’s Corp.	5	1,374
MGM Resorts International	160	5,367
NIKE, Inc. - Class B	36	4,229
Norwegian Cruise Line Holdings Ltd.(1)	30	367
O’Reilly Automotive, Inc.(1)	1	876
Peloton Interactive, Inc. - Class A(1)	221	1,751
Pool Corp.	1	377
PulteGroup, Inc.	3	132
Ralph Lauren Corp. - Class A	1	120
Rivian Automotive, Inc. - Class A(1)	442	8,141
Ross Stores, Inc.	103	11,920
SeaWorld Entertainment, Inc.(1)	143	7,635
Starbucks Corp.	8	807
Tapestry, Inc.	9	340
Target Corp.	2	260
Tesla, Inc.(1)	44	5,388
TJX Companies, Inc.	209	16,621
Ulta Beauty, Inc.(1)(2)	0	113

Total Consumer Discretionary		216,517

Consumer Staples – 3.90%
Altria Group, Inc.	18	832
Archer-Daniels-Midland Co.	2	166
Campbell Soup Co.	10	540
Coca-Cola Co.	149	9,448
Colgate-Palmolive Co.	5	377
Conagra Brands, Inc.	1	27
Estee Lauder Companies, Inc. - Class A	3	620
General Mills, Inc.	2	127
Hershey Co.	1	118
J.M. Smucker Co.(2)	0	39
Kellogg Co.(2)	0	11
Kimberly-Clark Corp.	4	513
Kraft Heinz Co.	8	341
Kroger Co.	4	157
Mondelez International, Inc. - Class A	111	7,423
Monster Beverage Corp.(1)	59	6,019
PepsiCo, Inc.	60	10,910
Philip Morris International, Inc.	109	11,061
Procter & Gamble Co.	81	12,320
Sysco Corp.	11	805
Walmart, Inc.	110	15,591

Total Consumer Staples		77,445

Energy – 5.22%
Baker Hughes Co. - Class A	14	411
Chevron Corp.	100	18,008
ConocoPhillips(2)	0	40
Coterra Energy, Inc.	3	75
Diamondback Energy, Inc.	3	450
EOG Resources, Inc.	2	257
EQT Corp.	103	3,471
Exxon Mobil Corp.	133	14,650
Halliburton Co.	263	10,352
Hess Corp.	113	15,988
Kinder Morgan, Inc.	188	3,392
Marathon Oil Corp.	13	364
Marathon Petroleum Corp.	4	508
Occidental Petroleum Corp.	4	242
ONEOK, Inc.	1	78
Phillips 66	98	10,239
Pioneer Natural Resources Co.	103	23,528
Schlumberger Ltd.	5	294
Targa Resources Corp.	5	352
Valero Energy Corp.	6	768
Williams Companies, Inc.	10	320

Total Energy		103,787

Financials – 10.59%
Allstate Corp.	63	8,540
American Express Co.	40	5,838
American International Group, Inc.	166	10,493
Ameriprise Financial, Inc.(2)	0	31
Aon Plc - Class A	1	372
Arthur J. Gallagher & Co.(2)	0	53
Axis Capital Holdings Ltd.	113	6,108
Bank of America Corp.	403	13,340
Berkshire Hathaway, Inc. - Class B(1)	120	37,178
BlackRock, Inc. - Class A	1	814
Charles Schwab Corp.	8	679
Chubb Ltd.	50	11,018
Citigroup, Inc.	8	353
Citizens Financial Group, Inc.	14	543
CME Group, Inc. - Class A	36	6,077
Discover Financial Services	3	334
FactSet Research Systems, Inc.(2)	0	74
Fifth Third Bancorp(2)	0	0
Globe Life, Inc.(2)	0	1
Goldman Sachs Group, Inc.	2	649
Hartford Financial Services Group, Inc.	48	3,666
Intercontinental Exchange, Inc.	29	2,929

Invesco Ltd.	4	64
Jefferies Financial Group, Inc.	246	8,429
JPMorgan Chase & Co.	149	19,981
M&T Bank Corp.	64	9,302
Marsh & McLennan Companies, Inc.	3	567
MetLife, Inc.	15	1,108
Moody’s Corp.	2	583
MSCI, Inc. - Class A	1	578
Northern Trust Corp.	77	6,801
PNC Financial Services Group, Inc.	5	757
Progressive Corp.	66	8,623
Raymond James Financial, Inc.(2)	0	1
S&P Global, Inc.	3	884
State Street Corp.	2	126
Travelers Companies, Inc.	81	15,219
Truist Financial Corp.	21	885
US Bancorp	229	9,966
Wells Fargo & Co.	152	6,266
Willis Towers Watson Plc	43	10,436
WR Berkley Corp.	11	792
Zions Bancorp N.A.(2)	0	0

Total Financials		210,458

Healthcare – 16.90%
Abbott Laboratories	17	1,845
AbbVie, Inc.	11	1,804
Agilent Technologies, Inc.	4	585
AmerisourceBergen Corp. - Class A(2)	0	62
Amgen, Inc.	3	802
Avantor, Inc.(1)	176	3,705
Becton Dickinson & Co.	59	14,886
Biogen, Inc.(1)	2	437
Bio-Rad Laboratories, Inc. - Class A(1)	1	309
Bio-Techne Corp.	3	269
Boston Scientific Corp.(1)	11	508
Bristol Myers Squibb Co.	16	1,119
Centene Corp.(1)	7	593
Cigna Corp.	60	19,728
CVS Health Corp.	99	9,194
Daiichi Sankyo Co. Ltd. - ADR	80	2,569
Danaher Corp.	3	675
DexCom, Inc.(1)	3	358
Edwards Lifesciences Corp.(1)	12	921
Elevance Health, Inc.	28	14,192
Eli Lilly & Co.	53	19,226
Envista Holdings Corp.(1)	166	5,589
Gilead Sciences, Inc.	9	755
HCA Healthcare, Inc.(2)	0	29
Hologic, Inc.(1)	102	7,659
Humana, Inc.	33	17,144
IDEXX Laboratories, Inc.(1)	1	396
Illumina, Inc.(1)	2	418
Incyte Corp.(1)	1	63
Insulet Corp.(1)	15	4,422
Intuitive Surgical, Inc.(1)	45	11,901
Johnson & Johnson	113	19,941
Laboratory Corp. of America Holdings	2	548
LivaNova Plc(1)	76	4,223
McKesson Corp.	2	745
Medtronic Plc	103	7,970
Merck & Co., Inc.	313	34,709
Moderna, Inc.(1)	4	742
Molina Healthcare, Inc.(1)	1	312
Perrigo Co. Plc	222	7,561
Pfizer, Inc.	243	12,449
Regeneron Pharmaceuticals, Inc.(1)	1	685
ResMed, Inc.	2	319
Stryker Corp.	74	17,982
Teleflex, Inc.(2)	0	119

Thermo Fisher Scientific, Inc.	29	15,727
UnitedHealth Group, Inc.	119	63,122
Vertex Pharmaceuticals, Inc.(1)	20	5,713
Viatris, Inc.	11	127
Zoetis, Inc. - Class A	5	749

Total Healthcare		335,906

Industrials – 9.48%
3M Co.	3	345
AECOM	128	10,890
AerCap Holdings NV(1)	100	5,826
AMETEK, Inc.	1	112
Boeing Co.(1)	2	469
BWX Technologies, Inc.	162	9,405
CACI International, Inc. - Class A(1)	29	8,660
Canadian Pacific Railway Ltd.	67	5,018
Caterpillar, Inc.	4	909
CH Robinson Worldwide, Inc.	4	336
Copart, Inc.(1)	2	133
CoStar Group, Inc.(1)	1	114
CSX Corp.	8	237
Cummins, Inc.(2)	0	49
Deere & Co.	31	13,093
Delta Air Lines, Inc.(1)	14	460
Dover Corp.	3	429
Eaton Corp. Plc	46	7,197
Emerson Electric Co.	15	1,482
Fastenal Co.	2	75
FedEx Corp.	1	182
General Dynamics Corp.(2)	0	69
General Electric Co.	5	457
Honeywell International, Inc.	84	18,106
Illinois Tool Works, Inc.	5	1,038
Ingersoll Rand, Inc.	116	6,067
Jacobs Solutions, Inc.	16	1,944
JB Hunt Transport Services, Inc.	58	10,123
Johnson Controls International Plc	11	720
Lockheed Martin Corp.	2	1,116
MDU Resources Group, Inc.	282	8,557
Norfolk Southern Corp.	4	1,017
Northrop Grumman Corp.	5	2,544
Old Dominion Freight Line, Inc.	6	1,759
Otis Worldwide Corp.	1	68
PACCAR, Inc.	5	473
Parker-Hannifin Corp.(2)	0	142
Pentair Plc	2	100
Quanta Services, Inc.(2)	0	49
Raytheon Technologies Corp.	271	27,361
Republic Services, Inc. - Class A	4	483
Rockwell Automation, Inc.	1	359
Stanley Black & Decker, Inc.	48	3,635
Textron, Inc.(2)	0	0
Trane Technologies Plc(2)	0	30
Union Pacific Corp.	16	3,352
United Parcel Service, Inc. - Class B	63	10,910
Vertiv Holdings Co. - Class A	775	10,580
Waste Management, Inc.	76	11,942
Westinghouse Air Brake Technologies Corp.(2)	0	0
WW Grainger, Inc.(2)	0	81

Total Industrials		188,503

Information Technology – 23.63%
Accenture Plc - Class A	10	2,660
Adobe, Inc.(1)	25	8,283
Advanced Micro Devices, Inc.(1)	53	3,448
Amphenol Corp. - Class A	105	7,965
Analog Devices, Inc.	5	817
ANSYS, Inc.(1)	3	632
Apple, Inc.	625	81,174
Applied Materials, Inc.	7	674

Arista Networks, Inc.(1)	72	8,796
ASML Holding NV - Class REG	29	15,730
Atlassian Corp. - Class A(1)	28	3,571
Automatic Data Processing, Inc.	56	13,475
Broadcom, Inc.	21	11,579
Cadence Design Systems, Inc.(1)	37	5,900
CDW Corp.	1	114
Ceridian HCM Holding, Inc.(1)	2	107
Cisco Systems, Inc.	23	1,113
Cognizant Technology Solutions Corp. - Class A	74	4,260
Enphase Energy, Inc.(1)	12	3,249
EPAM Systems, Inc.(1)	1	380
Fidelity National Information Services, Inc.	140	9,512
Fiserv, Inc.(1)	159	16,082
Fortinet, Inc.(1)	44	2,135
Global Payments, Inc.	54	5,375
HashiCorp, Inc. - Class A(1)	13	360
Hewlett Packard Enterprise Co.	8	122
Intel Corp.	18	478
International Business Machines Corp.	6	860
Intuit, Inc.	46	18,098
Keysight Technologies, Inc.(1)	6	1,035
KLA Corp.	1	399
Lam Research Corp.	2	703
Mastercard, Inc. - Class A	45	15,474
Microchip Technology, Inc.	100	6,999
Micron Technology, Inc.	5	249
Microsoft Corp.	484	116,020
MongoDB, Inc. - Class A(1)	12	2,367
Motorola Solutions, Inc.	4	1,068
NVIDIA Corp.	101	14,701
NXP Semiconductors NV	2	350
ON Semiconductor Corp.(1)	5	298
Oracle Corp.	208	17,027
Palo Alto Networks, Inc.(1)	4	569
Paychex, Inc.	6	722
Paycom Software, Inc.(1)	2	510
PayPal Holdings, Inc.(1)	35	2,513
QUALCOMM, Inc.	65	7,102
Roper Technologies, Inc.(2)	0	111
Salesforce, Inc.(1)	71	9,422
ServiceNow, Inc.(1)	20	7,767
Synopsys, Inc.(1)	2	626
Teledyne Technologies, Inc.(1)	6	2,508
Teradyne, Inc.	1	81
Texas Instruments, Inc.	6	1,060
VeriSign, Inc.(1)	3	688
Visa, Inc. - Class A	156	32,478

Total Information Technology		469,796

Materials – 5.05%
Air Products & Chemicals, Inc.	76	23,554
Amcor Plc	23	275
ArcelorMittal SA	236	6,190
Axalta Coating Systems Ltd.(1)	367	9,345
Ball Corp.	85	4,336
CF Industries Holdings, Inc.	1	48
Corteva, Inc.	80	4,697
Dow, Inc.	9	473
DuPont de Nemours, Inc.	95	6,535
Ecolab, Inc.	26	3,853
Element Solutions, Inc.	421	7,666
Freeport-McMoRan, Inc.	10	387
International Flavors & Fragrances, Inc.	77	8,029
International Paper Co.	12	407
Linde Plc	4	1,335
Martin Marietta Materials, Inc.(2)	0	35
Newmont Corp.	8	379
Nucor Corp.	5	683

PPG Industries, Inc.	84	10,528
Sherwin-Williams Co.	25	5,864
Vulcan Materials Co.	32	5,661

Total Materials		100,280

Real Estate – 2.14%
Alexandria Real Estate Equities, Inc.	1	103
American Tower Corp.	43	9,181
AvalonBay Communities, Inc.	5	782
Camden Property Trust	4	433
CBRE Group, Inc. - Class A(1)	1	81
Corporate Office Properties Trust	367	9,516
Crown Castle, Inc.	3	457
Equinix, Inc.	1	542
Equity Residential	2	118
Howard Hughes Corp.(1)	68	5,177
Prologis, Inc.	8	866
Realty Income Corp.	8	534
SBA Communications Corp. - Class A	1	368
Simon Property Group, Inc.	3	404
UDR, Inc.(2)	0	0
VICI Properties, Inc.	425	13,759
Vornado Realty Trust	6	124

Total Real Estate		42,445

Utilities – 2.40%
AES Corp.	6	174
Ameren Corp.	4	385
American Water Works Co., Inc.	4	597
CenterPoint Energy, Inc.	318	9,542
CMS Energy Corp.(2)	0	0
DTE Energy Co.	2	255
Duke Energy Corp.	4	389
Entergy Corp.	82	9,218
Exelon Corp.	188	8,129
NextEra Energy, Inc.	33	2,796
NiSource, Inc.	6	168
PG&E Corp.(1)	24	387
Pinnacle West Capital Corp.	147	11,207
PPL Corp.	13	384
Sempra Energy	19	2,982
Southern Co.	6	444
Xcel Energy, Inc.	9	649

Total Utilities		47,706

Total Common Stocks (Cost: $1,917,987)		1,939,419

SHORT-TERM INVESTMENTS – 2.47%
Money Market Funds – 2.47%
Goldman Sachs Financial Square Government Fund - Class I, 4.14%(3)	49,098	49,098

Total Money Market Funds (Cost: $49,098)		49,098

Total Short-Term Investments (Cost: $49,098)		49,098

TOTAL INVESTMENTS IN SECURITIES – 100.05% (Cost: $1,967,085)		1,988,517

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.05)%		(1,038)

TOTAL NET ASSETS – 100.00%		$1,987,479

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.00%
Communication Services – 2.61%
AdTheorent Holding Co., Inc.(1)	5	$8
Anterix, Inc.(1)	1	25
Arena Group Holdings, Inc.(1)	1	12
Bandwidth, Inc. - Class A(1)	1	14
Boston Omaha Corp. - Class A(1)(2)	0	6
Cable One, Inc.	10	6,822
Cargurus, Inc. - Class A(1)	15	207
Cars.com, Inc.(1)	1	17
Charge Enterprises, Inc.(1)	18	22
Cinemark Holdings, Inc.(1)	12	108
Cogent Communications Holdings, Inc.	3	198
Consolidated Communications Holdings, Inc.(1)	1	4
DHI Group, Inc.(1)	5	29
Electronic Arts, Inc.	57	6,966
Entravision Communications Corp. - Class A	6	30
Eventbrite, Inc. - Class A(1)	10	59
EverQuote, Inc. - Class A(1)	3	45
Gambling.com Group Ltd.(1)	1	10
Globalstar, Inc.(1)	84	111
Gogo, Inc.(1)	1	10
Gray Television, Inc.	5	61
IDT Corp. - Class B(1)	2	47
IMAX Corp.(1)	4	62
Innovid Corp.(1)	11	19
Integral Ad Science Holding Corp.(1)	2	19
Iridium Communications, Inc.(1)	194	9,993
John Wiley & Sons, Inc. - Class A	103	4,132
Leafly Holdings, Inc.(1)	4	3
Liberty Broadband Corp. - Class A(1)	1	76
Liberty Broadband Corp. - Class C(1)	6	441
Liberty Media Corp.-Liberty Braves - Class A(1)	2	51
Liberty Media Corp.-Liberty Braves - Class C(1)	6	178
Liberty Media Corp.-Liberty Formula One - Class A(1)(2)	0	14
Liberty Media Corp.-Liberty Formula One - Class C(1)	130	7,746
Liberty Media Corp.-Liberty SiriusXM - Class A	2	84
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	5	177
Live Nation Entertainment, Inc.(1)	113	7,891
Loyalty Ventures, Inc.(1)	1	3
Madison Square Garden Sports Corp. - Class A	1	190
Match Group, Inc.(1)	199	8,248
MediaAlpha, Inc. - Class A(1)	3	34
Nexstar Media Group, Inc. - Class A(2)	0	58
Ooma, Inc.(1)	3	46
Pinterest, Inc. - Class A(1)	500	12,135
Playstudios, Inc.(1)	7	26
Playtika Holding Corp.(1)	9	80
PubMatic, Inc. - Class A(1)	6	74
QuinStreet, Inc.(1)(2)	0	7
Reservoir Media, Inc.(1)	3	16
ROBLOX Corp. - Class A(1)	48	1,352
Roku, Inc. - Class A(1)	4	148
Shutterstock, Inc.	48	2,542
Sinclair Broadcast Group, Inc. - Class A	6	92
Spotify Technology SA(1)	15	1,173
Stagwell, Inc.(1)	1	5
Take-Two Interactive Software, Inc.(1)	190	19,788
TechTarget, Inc.(1)	4	175

Thryv Holdings, Inc.(1)	1	16
Trade Desk, Inc. - Class A(1)	47	2,091
TripAdvisor, Inc.(1)	1	15
Vimeo, Inc.(1)	21	71
Vinco Ventures, Inc.(1)	18	8
Warner Bros Discovery, Inc.(1)	184	1,746
Warner Music Group Corp. - Class A	502	17,575
Wejo Group Ltd.(1)	10	5
WideOpenWest, Inc.(1)	5	43
World Wrestling Entertainment, Inc. - Class A	169	11,579
Yelp, Inc. - Class A(1)	10	267
Ziff Davis, Inc.(1)	1	100
ZipRecruiter, Inc. - Class A(1)	359	5,890
ZoomInfo Technologies, Inc. - Class A(1)	606	18,243

Total Communication Services		149,538

Consumer Discretionary – 10.93%
Accel Entertainment, Inc. - Class A(1)	8	62
Acushnet Holdings Corp.	118	5,028
Advance Auto Parts, Inc.	203	29,918
aka Brands Holding Corp.(1)	1	1
Allbirds, Inc. - Class A(1)	3	8
American Axle & Manufacturing Holdings, Inc.(1)	1	7
Aptiv Plc(1)	101	9,360
Arko Corp.	12	105
Asbury Automotive Group, Inc.(1)	1	166
Aterian, Inc.(1)	1	0
AutoZone, Inc.(1)	2	4,506
Bath & Body Works, Inc.	373	15,718
Beachbody Co., Inc.(1)(2)	0	0
Bed Bath & Beyond, Inc.(1)	8	19
Best Buy Co., Inc.	7	540
Bloomin’ Brands, Inc.	9	184
Bluegreen Vacations Holding Corp. - Class A(2)	0	3
Boot Barn Holdings, Inc.(1)	4	266
Bright Horizons Family Solutions, Inc.(1)	49	3,067
Brinker International, Inc.(1)	6	180
Brunswick Corp.	1	93
Buckle, Inc.	4	183
Build-A-Bear Workshop, Inc.(1)	1	34
Burlington Stores, Inc.(1)	56	11,269
Caesars Entertainment, Inc.(1)	15	623
Caleres, Inc.	5	113
Camping World Holdings, Inc. - Class A	6	124
Canoo, Inc.(1)	24	30
CarMax, Inc.(1)	2	116
CarParts.com, Inc.(1)	8	48
Carriage Services, Inc. - Class A	2	52
Carvana Co. - Class A(1)	11	50
Cavco Industries, Inc.(1)	1	295
Century Casinos, Inc.(1)	3	22
Century Communities, Inc.(2)	0	12
Cheesecake Factory, Inc.	7	223
Chegg, Inc.(1)	18	459
Chewy, Inc. - Class A(1)	133	4,948
Chico’s FAS, Inc.(1)	13	64
Children’s Place, Inc.(1)	1	44
Chipotle Mexican Grill, Inc. - Class A(1)	29	39,905
Choice Hotels International, Inc.	3	386
Churchill Downs, Inc.	4	799
Citi Trends, Inc.(1)(2)	0	1
Clarus Corp.	3	27

Columbia Sportswear Co.	60	5,282
Coursera, Inc.(1)	17	198
Cracker Barrel Old Country Store, Inc.	3	303
Crocs, Inc.(1)	9	958
Darden Restaurants, Inc.	9	1,308
Dave & Buster’s Entertainment, Inc.(1)	6	219
Deckers Outdoor Corp.(1)	61	24,223
Denny’s Corp.(1)	6	53
Designer Brands, Inc. - Class A	5	51
Destination XL Group, Inc.(1)	5	31
Dillard’s, Inc. - Class A	1	186
Dine Brands Global, Inc.	2	120
Dollar Tree, Inc.(1)	116	16,348
Domino’s Pizza, Inc.	26	8,932
DoorDash, Inc. - Class A(1)	23	1,144
Dorman Products, Inc.(1)	4	311
DR Horton, Inc.	17	1,556
DraftKings, Inc. - Class A(1)	38	429
Dream Finders Homes, Inc. - Class A(1)	3	26
Duluth Holdings, Inc. - Class B(1)	1	6
Duolingo, Inc. - Class A(1)	3	241
eBay, Inc.	8	311
Ermenegildo Zegna NV	2	19
Etsy, Inc.(1)	134	16,006
European Wax Center, Inc. - Class A	3	40
Everi Holdings, Inc.(1)	7	98
EVgo, Inc.(1)	2	9
Expedia Group, Inc.(1)	16	1,401
F45 Training Holdings, Inc.(1)	5	13
Faraday Future Intelligent Electric, Inc.(1)	16	5
Farfetch Ltd. - Class A(1)	644	3,047
First Watch Restaurant Group, Inc.(1)	1	10
Fisker, Inc.(1)	26	187
Five Below, Inc.(1)	131	23,117
Floor & Decor Holdings, Inc. - Class A(1)	69	4,814
Fox Factory Holding Corp.(1)	128	11,720
Franchise Group, Inc.	3	83
Full House Resorts, Inc.(1)	1	9
Funko, Inc. - Class A(1)	5	49
Gentherm, Inc.(1)	172	11,249
Genuine Parts Co.	1	210
Global-e Online Ltd.(1)	336	6,937
Golden Entertainment, Inc.(1)	3	109
Green Brick Partners, Inc.(1)	1	26
Groupon, Inc. - Class A(1)(2)	0	2
Guess?, Inc.	5	93
H&R Block, Inc.	14	497
Helen of Troy Ltd.(1)	3	385
Hibbett, Inc.	1	99
Hilton Grand Vacations, Inc.(1)	12	478
Hilton Worldwide Holdings, Inc.	20	2,585
Holley, Inc.(1)	8	17
Hovnanian Enterprises, Inc. - Class A(1)	1	34
Hyatt Hotels Corp. - Class A(1)	115	10,378
Inspired Entertainment, Inc.(1)	2	26
Installed Building Products, Inc.	3	294
International Game Technology Plc	3	73
iRobot Corp.(1)	3	165
Jack in the Box, Inc.(2)	0	31
KB Home	2	64
Kontoor Brands, Inc.	8	323
Krispy Kreme, Inc.	3	29
Kura Sushi USA, Inc. - Class A(1)	1	32
Las Vegas Sands Corp.(1)	13	626
Latham Group, Inc.(1)	6	20
LCI Industries	4	330
Leslie’s, Inc.(1)	2,055	25,097
LGI Homes, Inc.(1)(2)	0	19

Lindblad Expeditions Holdings, Inc.(1)(2)	0	3
Liquidity Services, Inc.(1)	2	22
LKQ Corp.	108	5,790
Lovesac Co.(1)	2	43
Lucid Group, Inc.(1)	53	359
Lululemon Athletica, Inc.(1)	75	23,933
Lulu’s Fashion Lounge Holdings, Inc.(1)	2	6
Luminar Technologies, Inc. - Class A(1)	36	179
M/I Homes, Inc.(1)(2)	0	23
Malibu Boats, Inc. - Class A(1)	3	159
Marine Products Corp.	1	17
MarineMax, Inc.(1)(2)	0	6
MasterCraft Boat Holdings, Inc.(1)	2	64
Mattel, Inc.(1)	18	319
MDC Holdings, Inc.	2	69
Meritage Homes Corp.(1)(2)	0	34
Mister Car Wash, Inc.(1)	7	60
Mobileye Global, Inc. - Class A(1)	541	18,951
Monarch Casino & Resort, Inc.(1)	2	150
Mullen Automotive, Inc.(1)	44	13
Murphy USA, Inc.	45	12,640
National Vision Holdings, Inc.(1)	131	5,071
NEOGAMES SA(1)	2	25
Nerdy, Inc.(1)	7	16
Noodles & Co. - Class A(1)	6	32
Nordstrom, Inc.	10	165
Norwegian Cruise Line Holdings Ltd.(1)	3	37
NVR, Inc.(1)(2)	0	1,029
Ollie’s Bargain Outlet Holdings, Inc.(1)	71	3,340
ONE Group Hospitality, Inc.(1)	4	23
OneSpaWorld Holdings Ltd.(1)	10	92
OneWater Marine, Inc. - Class A(1)(2)	0	3
O’Reilly Automotive, Inc.(1)	3	2,265
Oxford Industries, Inc.	2	144
Papa John’s International, Inc.	98	8,026
Party City Holdco, Inc.(1)	5	2
Patrick Industries, Inc.(2)	0	18
PetMed Express, Inc.	2	43
Planet Fitness, Inc. - Class A(1)	260	20,451
Polaris, Inc.	4	433
Pool Corp.	18	5,355
Portillo’s, Inc. - Class A(1)	4	66
PulteGroup, Inc.	10	433
Purple Innovation, Inc. - Class A(1)(2)	0	2
Quotient Technology, Inc.(1)	1	5
Ralph Lauren Corp. - Class A	57	6,044
RCI Hospitality Holdings, Inc.	1	106
RealReal, Inc.(1)	2	2
Red Rock Resorts, Inc. - Class A	3	133
Rent the Runway, Inc. - Class A(1)	6	19
Rent-A-Center, Inc.	7	163
Revolve Group, Inc. - Class A(1)	202	4,492
RH(1)	1	201
Rocky Brands, Inc.(2)	0	2
Ross Stores, Inc.	15	1,780
Rover Group, Inc. - Class A(1)	13	46
Rush Street Interactive, Inc.(1)	8	30
Ruth’s Hospitality Group, Inc.	5	70
Sally Beauty Holdings, Inc.(1)	14	177
SeaWorld Entertainment, Inc.(1)	3	158
Shake Shack, Inc. - Class A(1)	5	226
Six Flags Entertainment Corp.(1)	4	87
Skechers USA, Inc. - Class A(1)	134	5,605
Skyline Champion Corp.(1)	8	398
Sleep Number Corp.(1)	1	36
Smith & Wesson Brands, Inc.(2)	0	4
Solid Power, Inc.(1)	8	20
Sonder Holdings, Inc.(1)	27	34

Sonos, Inc.(1)	18	312
Steven Madden Ltd.	208	6,644
Stitch Fix, Inc. - Class A(1)	4	13
Stoneridge, Inc.(1)	1	14
Stride, Inc.(1)	6	186
Sturm Ruger & Co., Inc.	2	117
Sweetgreen, Inc. - Class A(1)	13	110
Tapestry, Inc.	3	129
Target Hospitality Corp.(1)	4	67
Taylor Morrison Home Corp. - Class A(1)	2	54
Texas Roadhouse, Inc. - Class A	225	20,448
ThredUp, Inc. - Class A(1)	1	2
Toll Brothers, Inc.	6	294
TopBuild Corp.(1)	3	449
Torrid Holdings, Inc.(1)	1	3
Tractor Supply Co.	173	38,915
Travel + Leisure Co.	6	227
TRI Pointe Homes, Inc.(1)	1	21
Udemy, Inc.(1)	10	110
Ulta Beauty, Inc.(1)	100	46,920
Universal Technical Institute, Inc.(1)	5	33
Vail Resorts, Inc.	4	966
Victoria’s Secret & Co.(1)	6	224
Visteon Corp.(1)	148	19,315
Vivid Seats, Inc. - Class A(1)	1	6
Vivint Smart Home, Inc.(1)	4	42
Vizio Holding Corp. - Class A(1)	10	74
Vuzix Corp.(1)	7	27
Warby Parker, Inc. - Class A(1)	12	165
Wayfair, Inc. - Class A(1)	5	176
Wendy’s Co.	18	409
Williams-Sonoma, Inc.	6	641
Wingstop, Inc.	230	31,610
Winmark Corp.	18	4,228
Wolverine World Wide, Inc.	11	123
Workhorse Group, Inc.(1)	20	31
Wyndham Hotels & Resorts, Inc.	6	460
Wynn Resorts Ltd.(1)	1	119
Xometry, Inc. - Class A(1)	315	10,142
XPEL, Inc.(1)	3	188
Xponential Fitness, Inc. - Class A(1)	1	16
YETI Holdings, Inc.(1)	9	379
Yum! Brands, Inc.	3	441

Total Consumer Discretionary		626,748

Consumer Staples – 4.51%
22nd Century Group, Inc.(1)	24	22
Beauty Health Co.(1)	12	112
BellRing Brands, Inc.(1)	697	17,872
Benson Hill, Inc.(1)	13	32
Beyond Meat, Inc.(1)	9	111
BJ’s Wholesale Club Holdings, Inc.(1)	59	3,902
Boston Beer Co., Inc. - Class A(1)	36	11,843
BRC, Inc. - Class A(1)	4	25
Brown-Forman Corp. - Class A	3	186
Brown-Forman Corp. - Class B	11	754
Calavo Growers, Inc.	3	76
Cal-Maine Foods, Inc.	5	278
Celsius Holdings, Inc.(1)	251	26,083
Central Garden & Pet Co. - Class A(1)(2)	0	14
Central Garden & Pet Co. - Class A(1)	2	78
Chefs’ Warehouse, Inc.(1)	3	114
Church & Dwight Co., Inc.	80	6,427
Clorox Co.	155	21,724
Coca-Cola Consolidated, Inc.	1	350
Darling Ingredients, Inc.(1)	1	70
Duckhorn Portfolio, Inc.(1)	6	102
elf Beauty, Inc.(1)	53	2,910
Energizer Holdings, Inc.	10	327

Freshpet, Inc.(1)	345	18,185
Grocery Outlet Holding Corp.(1)	284	8,287
Herbalife Nutrition Ltd.(1)	10	141
Hershey Co.	13	3,111
Hormel Foods Corp.	332	15,123
Inter Parfums, Inc.	133	12,874
J&J Snack Foods Corp.	2	334
J.M. Smucker Co.	130	20,600
John B Sanfilippo & Son, Inc.	1	68
Kellogg Co.	15	1,056
Lamb Weston Holdings, Inc.	338	30,191
Lancaster Colony Corp.	2	470
Local Bounti Corp.(1)	9	13
McCormick & Co., Inc.	306	25,364
Medifast, Inc.	2	183
MGP Ingredients, Inc.	96	10,256
Mission Produce, Inc.(1)	1	10
National Beverage Corp.(1)	3	159
Natural Grocers by Vitamin Cottage, Inc.	1	9
Nu Skin Enterprises, Inc. - Class A	3	125
Olaplex Holdings, Inc.(1)	12	64
Performance Food Group Co.(1)	224	13,051
Pilgrim’s Pride Corp.(1)	3	61
PriceSmart, Inc.	2	136
Rite Aid Corp.(1)	3	11
Simply Good Foods Co.(1)	103	3,916
Sovos Brands, Inc.(1)	4	58
Sprouts Farmers Market, Inc.(1)	15	500
SunOpta, Inc.(1)	13	114
Tattooed Chef, Inc.(1)	8	10
Thorne HealthTech, Inc.(1)	2	7
Tootsie Roll Industries, Inc.	2	86
Turning Point Brands, Inc.	2	48
United Natural Foods, Inc.(1)	1	24
USANA Health Sciences, Inc.(1)	2	88
Utz Brands, Inc.	8	134
Vector Group Ltd.	3	35
Veru, Inc.(1)	9	49
Vintage Wine Estates, Inc.(1)	1	2
Vita Coco Co., Inc.(1)	4	57
Vital Farms, Inc.(1)	4	63
WD-40 Co.	2	320

Total Consumer Staples		258,805

Energy – 2.72%
Amplify Energy Corp.(1)	4	34
Antero Resources Corp.(1)	20	609
Arch Resources, Inc.	2	308
Battalion Oil Corp.(1)	1	5
Berry Corp.	2	16
Borr Drilling Ltd.(1)	14	68
Cactus, Inc. - Class A	129	6,508
Callon Petroleum Co.(1)	58	2,160
Cameco Corp.	462	10,462
ChampionX Corp.	459	13,305
Cheniere Energy, Inc.	15	2,281
Chord Energy Corp.	4	492
CNX Resources Corp.(1)	1	25
Comstock Resources, Inc.	13	180
CONSOL Energy, Inc.	5	304
Coterra Energy, Inc.	184	4,512
Crescent Energy Co. - Class A	6	70
CVR Energy, Inc.	4	135
Delek US Holdings, Inc.	10	271
Denbury, Inc.(1)	107	9,342
Devon Energy Corp.	34	2,079
Diamondback Energy, Inc.	61	8,304
DMC Global, Inc.(1)	1	14
Earthstone Energy, Inc. - Class A(1)	6	89

Empire Petroleum Corp.(1)	1	17
Energy Fuels, Inc.(1)	19	118
Enerplus Corp.	428	7,554
Enviva, Inc.	3	172
Equitrans Midstream Corp.	15	98
Golar LNG Ltd.(1)	1	17
Gulfport Energy Corp.(1)	2	122
Halliburton Co.	43	1,694
Helmerich & Payne, Inc.	71	3,516
Hess Corp.	23	3,321
HighPeak Energy, Inc.	1	26
Kinetik Holdings, Inc. - Class A(2)	0	8
Kosmos Energy Ltd.(1)	65	416
Laredo Petroleum, Inc.(1)	2	124
Liberty Energy, Inc. - Class A	20	322
Magnolia Oil & Gas Corp. - Class A	386	9,055
Matador Resources Co.	116	6,634
Murphy Oil Corp.	9	403
Nabors Industries Ltd.(1)	1	178
New Fortress Energy, Inc. - Class A	146	6,202
NextDecade Corp.(1)	5	25
NexTier Oilfield Solutions, Inc.(1)	26	238
Noble Corp Plc(1)	2	84
Northern Oil & Gas, Inc.	8	252
Oceaneering International, Inc.(1)	13	229
ONEOK, Inc.	5	347
Ovintiv, Inc.	19	956
Par Pacific Holdings, Inc.(1)	7	169
Patterson-UTI Energy, Inc.	21	354
PBF Energy, Inc. - Class A	3	131
PDC Energy, Inc.	5	321
Permian Resources Corp. - Class A	596	5,606
Pioneer Natural Resources Co.	16	3,575
ProFrac Holding Corp. - Class A(1)	464	11,696
Range Resources Corp.	17	414
Ranger Oil Corp. - Class A	201	8,133
Riley Exploration Permian, Inc.	1	28
Ring Energy, Inc.(1)	5	12
RPC, Inc.	11	93
SandRidge Energy, Inc.(1)	4	61
SilverBow Resources, Inc.(1)	2	49
Sitio Royalties Corp. - Class A	10	300
SM Energy Co.	18	611
Solaris Oilfield Infrastructure, Inc. - Class A	5	47
Southwestern Energy Co.(1)	1,039	6,080
Talos Energy, Inc.(1)	10	181
Targa Resources Corp.	24	1,757
TechnipFMC Plc(1)	766	9,331
Tellurian, Inc.(1)	74	124
TETRA Technologies, Inc.(1)	18	62
Texas Pacific Land Corp.	1	1,421
Uranium Energy Corp.(1)	51	199
Ur-Energy, Inc.(1)	28	32
US Silica Holdings, Inc.(1)	2	19
VAALCO Energy, Inc.	16	73
Valaris Ltd.(1)	9	598
Vertex Energy, Inc.(1)	7	45
W&T Offshore, Inc.(1)	12	66
Weatherford International Plc(1)	10	523

Total Energy		155,812

Financials – 9.86%
Ameriprise Financial, Inc.	7	2,241
AMERISAFE, Inc.	63	3,250
Apollo Global Management, Inc.	39	2,496
Arch Capital Group Ltd.(1)	12	760
Ares Management Corp. - Class A	16	1,116
Argo Group International Holdings Ltd.	109	2,823
Arthur J. Gallagher & Co.	119	22,525

Artisan Partners Asset Management, Inc. - Class A	6	171
Assurant, Inc.(2)	0	40
Atlanticus Holdings Corp.(1)(2)	0	9
Axos Financial, Inc.(1)	1	31
B. Riley Financial, Inc.	3	102
BancFirst Corp.	2	154
Bancorp, Inc.(1)	4	113
Bank of NT Butterfield & Son Ltd.(2)	0	14
BayCom Corp.(2)	0	5
Blucora, Inc.(1)	7	179
Blue Owl Capital, Inc. - Class A	44	472
Bridgewater Bancshares, Inc.(1)	1	13
Brightsphere Investment Group, Inc.	4	90
Brown & Brown, Inc.	2	114
BRP Group, Inc. - Class A(1)	9	223
Cadence Bank	1	34
Camden National Corp.	68	2,822
Coastal Financial Corp.(1)	2	73
Cohen & Steers, Inc.	131	8,459
Columbia Banking System, Inc.	304	9,154
Columbia Financial, Inc.(1)	2	42
Credit Acceptance Corp.(1)(2)	0	31
Cullen/Frost Bankers, Inc.	83	11,097
Curo Group Holdings Corp.	2	8
Diamond Hill Investment Group, Inc.(2)	0	78
Donnelley Financial Solutions, Inc.(1)(2)	0	10
Eastern Bankshares, Inc.	5	84
eHealth, Inc.(1)	1	5
Erie Indemnity Co. - Class A	2	492
Esquire Financial Holdings, Inc.	1	39
Everest Re Group Ltd.	170	56,199
FactSet Research Systems, Inc.	37	14,851
Farmers & Merchants Bancorp, Inc.	1	14
Federated Hermes, Inc. - Class B	12	451
First Bancorp	1	16
First Citizens BancShares, Inc. - Class A(2)	0	223
First Financial Bankshares, Inc.	19	654
First Interstate BancSystem, Inc. - Class A	181	7,001
First Merchants Corp.	247	10,156
First Republic Bank	151	18,372
FirstCash Holdings, Inc.	172	14,911
Five Star Bancorp	1	21
Focus Financial Partners, Inc. - Class A(1)	170	6,335
FVCBankcorp, Inc.(1)(2)	0	5
GCM Grosvenor, Inc. - Class A	6	42
Glacier Bancorp, Inc.	2	104
Goosehead Insurance, Inc. - Class A(1)	2	82
Green Dot Corp. - Class A(1)(2)	0	7
Greene County Bancorp, Inc.	1	30
Hamilton Lane, Inc. - Class A	5	334
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1	23
HCI Group, Inc.	1	39
Hingham Institution for Savings(2)	0	4
HomeTrust Bancshares, Inc.	1	12
Houlihan Lokey, Inc. - Class A	120	10,482
Investors Title Co.(2)	0	5
Kinsale Capital Group, Inc.	122	31,975
Lakeland Financial Corp.	3	220
LendingClub Corp.(1)	1	6
LendingTree, Inc.(1)	1	32
Lincoln National Corp.	4	117
Live Oak Bancshares, Inc.	4	116
LPL Financial Holdings, Inc.	70	15,140
Markel Corp.(1)(2)	0	431
MarketAxess Holdings, Inc.	32	9,043
MarketWise, Inc.(1)	1	2
Metrocity Bankshares, Inc.	1	13
Metropolitan Bank Holding Corp.(1)(2)	0	10

Moelis & Co. - Class A	5	178
Moneylion, Inc.(1)	2	1
Morningstar, Inc.	2	516
MSCI, Inc. - Class A	70	32,577
Nasdaq, Inc.	617	37,858
National Bank Holdings Corp. - Class A(2)	0	17
NerdWallet, Inc. - Class A(1)	4	36
Nicolet Bankshares, Inc.(1)(2)	0	19
NMI Holdings, Inc. - Class A(1)	1	19
Northern Trust Corp.	200	17,698
Open Lending Corp. - Class A(1)	15	102
Palomar Holdings, Inc. - Class A(1)	87	3,946
Pathward Financial, Inc.	1	45
PennyMac Mortgage Investment Trust	3	38
Perella Weinberg Partners - Class A	5	50
Piper Sandler Companies	43	5,541
PJT Partners, Inc. - Class A	3	252
PRA Group, Inc.(1)	459	15,505
Professional Holding Corp. - Class A(1)(2)	0	7
PROG Holdings, Inc.(1)	1	22
Prosperity Bancshares, Inc.	229	16,644
Raymond James Financial, Inc.	2	179
RenaissanceRe Holdings Ltd.	2	456
RLI Corp.	6	750
Rocket Companies, Inc. - Class A	6	45
Ryan Specialty Holdings, Inc. - Class A(1)	762	31,638
Sculptor Capital Management, Inc. - Class A	2	14
Selective Insurance Group, Inc.	77	6,782
ServisFirst Bancshares, Inc.	7	501
Signature Bank(2)	0	37
Silvercrest Asset Management Group, Inc. - Class A	1	22
Silvergate Capital Corp. - Class A(1)	4	64
SiriusPoint Ltd.(1)	1	7
StepStone Group, Inc. - Class A	8	200
Stock Yards Bancorp, Inc.	4	229
StoneX Group, Inc.(1)(2)	0	20
SVB Financial Group(1)	144	33,047
Third Coast Bancshares, Inc.(1)(2)	0	5
Tradeweb Markets, Inc. - Class A	912	59,220
Triumph Bancorp, Inc.(1)	1	60
Trupanion, Inc.(1)	6	268
UMB Financial Corp.	58	4,814
Universal Insurance Holdings, Inc.	1	6
Upstart Holdings, Inc.(1)	1	18
UWM Holdings Corp.	10	33
Value Line, Inc.(2)	0	7
Veritex Holdings, Inc.	1	26
Victory Capital Holdings, Inc. - Class A	1	18
Virtus Investment Partners, Inc.(2)	0	25
Walker & Dunlop, Inc.	3	245
West Bancorp, Inc.	1	17
Westamerica BanCorp	1	50
Western Alliance Bancorp	7	404
Wintrust Financial Corp.	148	12,489
WisdomTree, Inc.	19	105
World Acceptance Corp.(1)(2)	0	24
WR Berkley Corp.	120	8,709
WSFS Financial Corp.	148	6,723

Total Financials		565,175

Healthcare – 21.93%
10X Genomics, Inc. - Class A(1)	9	315
23andMe Holding Co. - Class A(1)	16	34
Aadi Bioscience, Inc.(1)	2	26
Abcam Plc - ADR(1)	472	7,344
AbCellera Biologics, Inc.(1)	13	130
Acadia Healthcare Co., Inc.(1)	289	23,812
ACADIA Pharmaceuticals, Inc.(1)	18	281
Aclaris Therapeutics, Inc.(1)	9	148

Adaptive Biotechnologies Corp.(1)	1	6
Addus HomeCare Corp.(1)	1	86
ADMA Biologics, Inc.(1)	12	45
Aduro Bioteech, Inc.(1)(4)	5	13
Affimed NV(1)	19	23
Agenus, Inc.(1)	44	106
Agilent Technologies, Inc.	250	37,467
Agiliti, Inc.(1)	4	64
agilon health, Inc.(1)	19	299
Agios Pharmaceuticals, Inc.(1)	171	4,811
AirSculpt Technologies, Inc.	2	6
Akero Therapeutics, Inc.(1)(2)	0	22
Akoya Biosciences, Inc.(1)	2	23
Albireo Pharma, Inc.(1)	3	59
Alector, Inc.(1)	9	82
Align Technology, Inc.(1)	75	15,865
Alignment Healthcare, Inc.(1)	14	168
Alkermes Plc(1)	24	621
Alnylam Pharmaceuticals, Inc.(1)	80	18,978
Alphatec Holdings, Inc.(1)	9	115
Alpine Immune Sciences, Inc.(1)	2	13
AmerisourceBergen Corp. - Class A	16	2,732
Amicus Therapeutics, Inc.(1)	40	488
AMN Healthcare Services, Inc.(1)	166	17,035
Amneal Pharmaceuticals, Inc.(1)	14	29
Amphastar Pharmaceuticals, Inc.(1)	6	156
Amylyx Pharmaceuticals, Inc.(1)	1	53
AN2 Therapeutics, Inc.(1)(2)	0	1
Anavex Life Sciences Corp.(1)	10	94
Apellis Pharmaceuticals, Inc.(1)	93	4,821
Apollo Medical Holdings, Inc.(1)	6	169
Arbutus Biopharma Corp.(1)	9	22
Arcturus Therapeutics Holdings, Inc.(1)	3	51
Arcutis Biotherapeutics, Inc.(1)	6	89
Argenx SE - ADR(1)	136	51,450
Arrowhead Pharmaceuticals, Inc.(1)	15	607
Artivion, Inc.(1)	5	60
Arvinas, Inc.(1)	7	242
Ascendis Pharma - ADR(1)	460	56,191
Atara Biotherapeutics, Inc.(1)	1	5
AtriCure, Inc.(1)	63	2,774
Atrion Corp.(2)	0	110
Aura Biosciences, Inc.(1)	3	27
Aurinia Pharmaceuticals, Inc.(1)	19	84
Avantor, Inc.(1)	60	1,264
Avid Bioservices, Inc.(1)	9	123
Axogen, Inc.(1)	6	57
Axonics, Inc.(1)	180	11,247
Axsome Therapeutics, Inc.(1)	5	358
Azenta, Inc.(1)	85	4,920
Babylon Holdings Ltd. - Class A(1)	1	4
Beam Therapeutics, Inc.(1)	9	361
BioCryst Pharmaceuticals, Inc.(1)	405	4,653
Biohaven Ltd.(1)	6	79
BioLife Solutions, Inc.(1)(2)	0	6
BioNTech SE - ADR	98	14,684
Bio-Rad Laboratories, Inc. - Class A(1)	29	12,194
Bio-Techne Corp.	328	27,164
Blueprint Medicines Corp.(1)	9	381
Bridgebio Pharma, Inc.(1)	10	74
Bruker Corp.	11	776
Cano Health, Inc.(1)	25	34
Cardiovascular Systems, Inc.(1)	3	45
CareDx, Inc.(1)	7	86
Cassava Sciences, Inc.(1)	6	163
Catalent, Inc.(1)	887	39,924
Catalyst Pharmaceuticals, Inc.(1)	14	264
Celldex Therapeutics, Inc.(1)	1	64

Celularity, Inc.(1)	9	12
Cerevel Therapeutics Holdings, Inc.(1)	8	261
Certara, Inc.(1)	8	131
Cerus Corp.(1)	25	90
Charles River Laboratories International, Inc.(1)	5	1,086
Chemed Corp.	1	280
Chimerix, Inc.(1)	7	14
Chinook Therapeutics, Inc.(1)	229	5,991
Clover Health Investments Corp. - Class A(1)	55	51
Codexis, Inc.(1)	9	40
Coherus Biosciences, Inc.(1)	11	84
Collegium Pharmaceutical, Inc.(1)	5	114
CONMED Corp.	90	7,996
Cooper Companies, Inc.	97	32,220
Corcept Therapeutics, Inc.(1)	13	257
CorVel Corp.(1)	1	190
Crinetics Pharmaceuticals, Inc.(1)	295	5,393
Cross Country Healthcare, Inc.(1)	1	18
CryoPort, Inc.(1)	5	92
CTI BioPharma Corp.(1)	3	19
Cutera, Inc.(1)	2	106
Cytek Biosciences, Inc.(1)	17	172
Cytokinetics, Inc.(1)	11	492
DaVita, Inc.(1)	6	440
Deciphera Pharmaceuticals, Inc.(1)	2	29
Definitive Healthcare Corp. - Class A(1)	2	19
Denali Therapeutics, Inc.(1)	16	438
Dentsply Sirona, Inc.	509	16,207
DexCom, Inc.(1)	543	61,479
DocGo, Inc.(1)	12	85
Doximity, Inc. - Class A(1)	5	183
Dynavax Technologies Corp. - Class A(1)	18	187
Eagle Pharmaceuticals, Inc.(1)	1	42
Edwards Lifesciences Corp.(1)	382	28,501
Eiger BioPharmaceuticals, Inc.(1)	5	6
Embecta Corp.	7	186
Enanta Pharmaceuticals, Inc.(1)(2)	0	14
Ensign Group, Inc.	8	741
Envista Holdings Corp.(1)	388	13,076
Equillium, Inc.(1)	337	371
Esperion Therapeutics, Inc.(1)	11	66
Evolent Health, Inc. - Class A(1)	242	6,793
Evolus, Inc.(1)	5	37
Exact Sciences Corp.(1)	183	9,045
Exelixis, Inc.(1)	487	7,804
EyePoint Pharmaceuticals, Inc.(1)	2	5
Fate Therapeutics, Inc.(1)	160	1,616
FibroGen, Inc.(1)	11	180
Figs, Inc. - Class A(1)	16	108
Foghorn Therapeutics, Inc.(1)	3	18
Genmab - ADR(1)	130	5,490
Geron Corp.(1)	37	91
Glaukos Corp.(1)	7	288
Globus Medical, Inc. - Class A(1)	149	11,076
Gossamer Bio, Inc.(1)	9	20
GreenLight Biosciences Holdings PBC(1)	13	16
GTX, Inc.(1)(2)(4)	0	0
Guardant Health, Inc.(1)	10	284
Haemonetics Corp.(1)	7	579
Halozyme Therapeutics, Inc.(1)	892	50,776
Harmony Biosciences Holdings, Inc.(1)	4	209
HealthEquity, Inc.(1)	258	15,915
HealthStream, Inc.(1)(2)	0	7
Heron Therapeutics, Inc.(1)	15	38
Heska Corp.(1)	50	3,132
HilleVax, Inc.(1)	1	9
Hims & Hers Health, Inc.(1)	15	97
Hologic, Inc.(1)	112	8,365

Horizon Therapeutics Plc(1)	22	2,487
Humacyte, Inc.(1)	8	18
ICON Plc(1)	58	11,285
ICU Medical, Inc.(1)(2)	0	59
IDEXX Laboratories, Inc.(1)	53	21,454
IGM Biosciences, Inc.(1)	1	21
Illumina, Inc.(1)	15	3,102
Imago Biosciences, Inc.(1)	2	81
ImmunityBio, Inc.(1)	9	46
ImmunoGen, Inc.(1)	16	78
Inari Medical, Inc.(1)	6	405
Incyte Corp.(1)	17	1,345
Inhibrx, Inc.(1)	5	116
Innovage Holding Corp.(1)(2)	0	3
Innoviva, Inc.(1)	9	120
Inogen, Inc.(1)(2)	0	4
Insmed, Inc.(1)	20	392
Inspire Medical Systems, Inc.(1)	105	26,568
Insulet Corp.(1)	50	14,760
Integra LifeSciences Holdings Corp.(1)	454	25,454
Intellia Therapeutics, Inc.(1)	8	281
Intercept Pharmaceuticals, Inc.(1)	4	45
Intra-Cellular Therapies, Inc.(1)	13	702
Ionis Pharmaceuticals, Inc.(1)	14	519
IQVIA Holdings, Inc.(1)	20	4,036
iRadimed Corp.	1	32
iRhythm Technologies, Inc.(1)	124	11,598
Ironwood Pharmaceuticals, Inc. - Class A(1)	20	244
IVERIC bio, Inc.(1)	19	417
Joint Corp.(1)	2	27
Karuna Therapeutics, Inc.(1)	29	5,720
Karyopharm Therapeutics, Inc.(1)	12	40
Keros Therapeutics, Inc.(1)	3	127
Kiniksa Pharmaceuticals Ltd. - Class A(1)	4	64
Krystal Biotech, Inc.(1)	67	5,313
Kura Oncology, Inc.(1)	277	3,439
Lantheus Holdings, Inc.(1)	10	504
LeMaitre Vascular, Inc.	3	130
Lexicon Pharmaceuticals, Inc.(1)	5	9
LHC Group, Inc.(1)	4	699
LifeStance Health Group, Inc.(1)	1	3
Ligand Pharmaceuticals, Inc.(1)	52	3,475
Liquidia Corp.(1)	4	28
LivaNova Plc(1)	94	5,244
Madrigal Pharmaceuticals, Inc.(1)	2	539
MannKind Corp.(1)	4	19
Maravai LifeSciences Holdings, Inc. - Class A(1)	12	168
Masimo Corp.(1)	4	572
Medpace Holdings, Inc.(1)	50	10,541
MeiraGTx Holdings Plc(1)(2)	0	2
Meridian Bioscience, Inc.(1)	6	208
Merit Medical Systems, Inc.(1)	7	491
Mesa Laboratories, Inc.	70	11,657
Mettler-Toledo International, Inc.(1)	2	3,375
Mirum Pharmaceuticals, Inc.(1)	3	55
ModivCare, Inc.(1)	1	55
Molina Healthcare, Inc.(1)	5	1,553
Morphic Holding, Inc.(1)	3	86
NanoString Technologies, Inc.(1)	7	52
Nano-X Imaging Ltd.(1)(2)	0	3
Natera, Inc.(1)	10	383
National Research Corp.	2	75
Neogen Corp.(1)	254	3,875
Neurocrine Biosciences, Inc.(1)	195	23,283
Nevro Corp.(1)	5	200
NextGen Healthcare, Inc.(1)	4	76
NGM Biopharmaceuticals, Inc.(1)	4	18
Novavax, Inc.(1)	8	82

Novocure Ltd.(1)	11	803
Nutex Health, Inc.(1)	37	70
NuVasive, Inc.(1)	105	4,316
Ocugen, Inc.(1)	32	42
Ocular Therapeutix, Inc.(1)	11	30
OmniAb, Inc.(1)	96	344
OmniAb, Inc. - Class CR3(1)(2)(4)	19	–
OmniAb, Inc. - Class CR4(1)(2)(4)	19	–
Omnicell, Inc.(1)	129	6,489
Oncology Institute, Inc.(1)	5	8
Opthea Ltd. - ADR(1)	161	902
OptimizeRx Corp.(1)	2	41
Option Care Health, Inc.(1)	204	6,146
Organogenesis Holdings, Inc. - Class A(1)	10	26
OrthoPediatrics Corp.(1)	2	90
Outlook Therapeutics, Inc.(1)	17	18
Outset Medical, Inc.(1)	7	185
Owens & Minor, Inc.(1)	1	25
Owlet, Inc.(1)	3	1
P3 Health Partners, Inc.(1)	2	4
Pacira BioSciences, Inc.(1)	137	5,284
Paragon 28, Inc.(1)	7	130
Patterson Companies, Inc.	10	278
Pear Therapeutics, Inc.(1)	4	4
Pennant Group, Inc.(1)	4	42
Penumbra, Inc.(1)	74	16,433
PepGen, Inc.(1)(2)	0	6
PetIQ, Inc. - Class A(1)	3	31
Phathom Pharmaceuticals, Inc.(1)	3	39
Phibro Animal Health Corp. - Class A	3	37
Phreesia, Inc.(1)	4	114
Point Biopharma Global, Inc. - Class A(1)	12	84
Praxis Precision Medicines, Inc.(1)(2)	0	1
Precigen, Inc.(1)	13	20
Prestige Consumer Healthcare, Inc.(1)	183	11,443
Prime Medicine, Inc.(1)	1	13
Privia Health Group, Inc.(1)	7	152
PROCEPT BioRobotics Corp.(1)	38	1,588
Progyny, Inc.(1)	11	344
Prometheus Biosciences, Inc.(1)	25	2,775
Prothena Corp. Plc(1)	5	320
Provention Bio, Inc.(1)	8	83
PTC Therapeutics, Inc.(1)	8	293
Pulmonx Corp.(1)	5	43
Quanterix Corp.(1)	1	8
R1 RCM, Inc.(1)	22	240
RadNet, Inc.(1)	7	135
Rallybio Corp.(1)	2	12
RAPT Therapeutics, Inc.(1)	3	54
Reata Pharmaceuticals, Inc. - Class A(1)	3	126
Recursion Pharmaceuticals, Inc. - Class A(1)	2	16
Relay Therapeutics, Inc.(1)	1	13
Relmada Therapeutics, Inc.(1)	3	10
Repligen Corp.(1)	254	42,922
Replimune Group, Inc.(1)	101	2,741
ResMed, Inc.	55	11,531
Revance Therapeutics, Inc.(1)	12	216
REVOLUTION Medicines, Inc.(1)	2	40
Rigel Pharmaceuticals, Inc.(1)	27	40
RxSight, Inc.(1)	3	38
Sangamo Therapeutics, Inc.(1)	1	4
Sarepta Therapeutics, Inc.(1)	9	1,156
Schrodinger, Inc.(1)	87	1,620
Science 37 Holdings, Inc.(1)	7	3
Seagen, Inc.(1)	14	1,859
Select Medical Holdings Corp.	13	319
Senseonics Holdings, Inc.(1)	69	71
Seres Therapeutics, Inc.(1)	10	56

Shockwave Medical, Inc.(1)	35	7,170
SI-BONE, Inc.(1)	5	67
SIGA Technologies, Inc.	7	52
Sight Sciences, Inc.(1)(2)	0	3
Signify Health, Inc. - Class A(1)	1	17
Silk Road Medical, Inc.(1)	5	288
Simulations Plus, Inc.	2	83
SomaLogic, Inc.(1)	2	6
Sorrento Therapeutics, Inc.(1)	8	7
Sotera Health Co.(1)	10	83
SpringWorks Therapeutics, Inc.(1)	124	3,233
STAAR Surgical Co.(1)	7	338
STERIS Plc	146	26,965
Supernus Pharmaceuticals, Inc.(1)	189	6,750
Surgery Partners, Inc.(1)	165	4,604
Surmodics, Inc.(1)	2	67
Syndax Pharmaceuticals, Inc.(1)	2	45
Syneos Health, Inc. - Class A(1)	2	68
Tactile Systems Technology, Inc.(1)	1	10
Tandem Diabetes Care, Inc.(1)	336	15,115
Teladoc Health, Inc.(1)	2	37
TG Therapeutics, Inc.(1)	20	233
Theravance Biopharma, Inc.(1)	8	95
Third Harmonic Bio, Inc.(1)	1	3
TransMedics Group, Inc.(1)	4	274
Travere Therapeutics, Inc. - Class Preferre(1)	8	169
Treace Medical Concepts, Inc.(1)	5	112
Tricida, Inc.(1)	1	0
Twist Bioscience Corp.(1)	6	135
UFP Technologies, Inc.(1)	1	117
Ultragenyx Pharmaceutical, Inc.(1)	6	260
United Therapeutics Corp.(1)	43	11,916
US Physical Therapy, Inc.	2	152
Utah Medical Products, Inc.(2)	0	50
Vaxart, Inc.(1)	3	3
Vaxcyte, Inc.(1)	10	498
Veeva Systems, Inc. - Class A(1)	483	78,012
Ventyx Biosciences, Inc.(1)	4	118
Vera Therapeutics, Inc. - Class A(1)	2	36
Vericel Corp.(1)	134	3,524
Verve Therapeutics, Inc.(1)	1	23
Vicarious Surgical, Inc.(1)	8	17
ViewRay, Inc.(1)	19	85
Viridian Therapeutics, Inc.(1)	4	117
VistaGen Therapeutics, Inc.(1)	18	2
Waters Corp.(1)	103	35,380
West Pharmaceutical Services, Inc.	183	42,995
Xenon Pharmaceuticals, Inc.(1)	537	21,158
Xeris Biopharma Holdings, Inc.(1)	18	24
Y-mAbs Therapeutics, Inc.(1)	5	25
Zentalis Pharmaceuticals, Inc.(1)	7	131
Zynex, Inc.	3	41

Total Healthcare		1,257,256

Industrials – 17.46%
AAON, Inc.	230	17,347
AAR Corp.(1)	135	6,046
ACV Auctions, Inc. - Class A(1)	8	69
Advanced Drainage Systems, Inc.	67	5,491
AECOM	153	12,957
Aerojet Rocketdyne Holdings, Inc.(1)	9	485
Aerovironment, Inc.(1)	76	6,470
AGCO Corp.	160	22,233
Air Transport Services Group, Inc.(1)	3	79
Alamo Group, Inc.	1	178
Albany International Corp. - Class A	97	9,562
Allegiant Travel Co. - Class A(1)	1	66
Allegion Plc	7	776
Allied Motion Technologies, Inc.	2	64

Allison Transmission Holdings, Inc.	8	322
Alta Equipment Group, Inc.(2)	0	6
Ameresco, Inc. - Class A(1)	177	10,139
American Woodmark Corp.(1)(2)	0	7
AMETEK, Inc.	324	45,270
AO Smith Corp.	3	185
Apogee Enterprises, Inc.	3	144
Applied Industrial Technologies, Inc.	69	8,676
ArcBest Corp.	1	82
Aris Water Solution, Inc. - Class A	3	44
Armstrong World Industries, Inc.	3	195
Array Technologies, Inc.(1)	22	423
ASGN, Inc.(1)	7	579
Atkore, Inc.(1)	6	678
Atlas Technical Consultants, Inc.(1)	2	12
Axon Enterprise, Inc.(1)	190	31,457
AZEK Co., Inc. - Class A(1)	135	2,753
Babcock & Wilcox Enterprises, Inc.(1)	9	50
Barrett Business Services, Inc.	1	85
Beacon Roofing Supply, Inc.(1)	115	6,046
Berkshire Grey, Inc.(1)	6	4
Blink Charging Co.(1)	5	56
Bloom Energy Corp. - Class A(1)	388	7,409
Blue Bird Corp.(1)	2	26
Boise Cascade Co.	1	82
Booz Allen Hamilton Holding Corp. - Class A	89	9,316
Brady Corp. - Class A	5	247
Brink’s Co.	7	353
Brookfield Business Corp. - Class A	3	64
Builders FirstSource, Inc.(1)	86	5,610
BWX Technologies, Inc.	4	220
CACI International, Inc. - Class A(1)	34	10,200
Cadre Holdings, Inc.	3	55
Carlisle Companies, Inc.	28	6,618
Casella Waste Systems, Inc. - Class A(1)	7	577
CBIZ, Inc.(1)	7	327
CH Robinson Worldwide, Inc.	3	305
ChargePoint Holdings, Inc.(1)	27	260
Chart Industries, Inc.(1)	164	18,935
Cimpress Plc(1)	3	74
Cintas Corp.	9	3,870
CIRCOR International, Inc.(1)	1	19
Clean Harbors, Inc.(1)	164	18,681
CNH Industrial NV	1,034	16,611
Comfort Systems USA, Inc.	5	588
Construction Partners, Inc. - Class A(1)	6	154
Copart, Inc.(1)	45	2,756
Core & Main, Inc. - Class A(1)	288	5,557
CoStar Group, Inc.(1)	554	42,840
CRA International, Inc.	1	125
CSW Industrials, Inc.	2	245
Curtiss-Wright Corp.	114	19,016
Custom Truck One Source, Inc.(1)	2	15
Daseke, Inc.(1)	6	34
Delta Air Lines, Inc.(1)	68	2,225
Distribution Solutions Group, Inc.(1)	1	22
Donaldson Co., Inc.	2	126
Douglas Dynamics, Inc.	3	118
Driven Brands Holdings, Inc.(1)	234	6,378
Dycom Industries, Inc.(1)	4	395
EMCOR Group, Inc.	7	1,018
Energy Recovery, Inc.(1)	8	164
Energy Vault Holdings, Inc.(1)	12	37
Enerpac Tool Group Corp. - Class A	8	210
EnerSys	1	55
Enovix Corp.(1)	16	195
Equifax, Inc.	6	1,251
Esab Corp.	88	4,123

ESCO Technologies, Inc.(2)	0	32
ESS Tech, Inc.(1)	11	26
Evoqua Water Technologies Corp.(1)	480	18,990
Expeditors International of Washington, Inc.	5	541
Exponent, Inc.	7	731
Fastenal Co.	61	2,892
Federal Signal Corp.	9	402
First Advantage Corp.(1)	1	9
Fluence Energy, Inc. - Class A(1)	5	88
Fluor Corp.(1)	19	657
Forrester Research, Inc.(1)	2	59
Fortive Corp.	989	63,519
Fortune Brands Innovations, Inc.	5	272
Forward Air Corp.	4	409
Franklin Covey Co.(1)	2	81
Franklin Electric Co., Inc.	7	533
Frontier Group Holdings, Inc.(1)	5	55
FTC Solar, Inc.(1)	6	16
FTI Consulting, Inc.(1)	40	6,404
FuelCell Energy, Inc.(1)	43	120
GATX Corp.(2)	0	30
Generac Holdings, Inc.(1)	170	17,077
Global Industrial Co.	2	35
GMS, Inc.(1)	6	307
Gorman-Rupp Co.	1	14
Graco, Inc.	334	22,477
GrafTech International Ltd.	28	132
Great Lakes Dredge & Dock Corp.(1)	2	15
Griffon Corp.	3	123
GXO Logistics, Inc.(1)	1	48
H&E Equipment Services, Inc.	5	210
Healthcare Services Group, Inc.	5	65
HEICO Corp.	4	680
HEICO Corp. - Class A	72	8,671
Heliogen, Inc.(1)	12	8
Helios Technologies, Inc.	5	261
Herc Holdings, Inc.	4	479
Hillenbrand, Inc.	5	217
HireRight Holdings Corp.(1)	3	37
HNI Corp.	6	172
Howmet Aerospace, Inc.	4	156
Hudson Technologies, Inc.(1)	7	67
Huntington Ingalls Industries, Inc.	1	212
Huron Consulting Group, Inc.(1)	2	126
Hyzon Motors, Inc.(1)	13	19
IAA, Inc.(1)	12	475
ICF International, Inc.	2	187
IDEX Corp.	124	28,415
IES Holdings, Inc.(1)	1	29
Ingersoll Rand, Inc.	709	37,040
Insperity, Inc.	5	599
Insteel Industries, Inc.	3	73
Interface, Inc. - Class A	7	65
Janus International Group, Inc.(1)	12	114
JB Hunt Transport Services, Inc.	30	5,309
JELD-WEN Holding, Inc.(1)	4	41
Joby Aviation, Inc.(1)	33	112
John Bean Technologies Corp.	5	420
Kadant, Inc.	2	301
Karat Packaging, Inc.	1	11
KBR, Inc.	196	10,336
Kforce, Inc.	3	158
Knight-Swift Transportation Holdings, Inc. - Class A	151	7,938
Korn Ferry	8	389
Kornit Digital Ltd.(1)	121	2,781
Kratos Defense & Security Solutions, Inc.(1)	450	4,643
Landstar System, Inc.	33	5,305
Legalzoom.com, Inc.(1)	14	106

Li-Cycle Holdings Corp.(1)	8	38
Lightning eMotors, Inc.(1)	5	2
Lincoln Electric Holdings, Inc.	6	853
Lindsay Corp.	2	259
Luxfer Holdings Plc	1	20
Lyft, Inc. - Class A(1)	27	299
Markforged Holding Corp.(1)	2	3
Marten Transport Ltd.	6	127
Masco Corp.	1	58
Masonite International Corp.(1)	3	262
Masterbrand, Inc.(1)	5	36
McGrath RentCorp	4	350
Microvast Holdings, Inc.(1)	14	21
Middleby Corp.(1)(2)	0	49
Miller Industries, Inc.(2)	0	1
Momentus, Inc.(1)	2	2
Montrose Environmental Group, Inc.(1)	4	176
Moog, Inc. - Class A	1	58
MRC Global, Inc.(1)	12	138
MSA Safety, Inc.	72	10,310
MSC Industrial Direct Co., Inc. - Class A	95	7,774
Mueller Industries, Inc.	3	169
Mueller Water Products, Inc. - Class A	23	242
MYR Group, Inc.(1)	2	218
Nikola Corp.(1)	46	99
Nordson Corp.	130	31,003
Northwest Pipe Co.(1)(2)	0	9
NV5 Global, Inc.(1)	2	259
Old Dominion Freight Line, Inc.	11	2,995
Omega Flex, Inc.	1	47
Otis Worldwide Corp.	5	425
PAM Transportation Services, Inc.(1)	1	24
Parker-Hannifin Corp.	3	892
PGT Innovations, Inc.(1)	8	152
Pitney Bowes, Inc.	8	32
Planet Labs PBC(1)	20	86
Plug Power, Inc.(1)	28	342
Primoris Services Corp.	195	4,275
Proterra, Inc.(1)	14	54
Proto Labs, Inc.(1)	1	17
Quanta Services, Inc.	227	32,397
Radiant Logistics, Inc.(1)	1	7
RBC Bearings, Inc.(1)	77	16,064
Red Violet, Inc.(1)	1	34
Republic Services, Inc. - Class A	1	185
Robert Half International, Inc.	10	732
Rocket Lab USA, Inc.(1)	31	119
Rockwell Automation, Inc.	163	41,903
Rollins, Inc.	23	835
RXO, Inc.(1)	1	13
Saia, Inc.(1)	101	21,161
Sarcos Technology & Robotics Corp.(1)	15	8
Shoals Technologies Group, Inc. - Class A(1)	737	18,170
Shyft Group, Inc.	5	127
Simpson Manufacturing Co., Inc.	102	9,019
SiteOne Landscape Supply, Inc.(1)	57	6,684
SP Plus Corp.(1)	3	104
Spirit AeroSystems Holdings, Inc. - Class A	10	311
Stem, Inc.(1)	20	176
Stericycle, Inc.(1)	172	8,597
Sterling Check Corp.(1)	3	49
Sterling Infrastructure, Inc.(1)	4	116
Sun Country Airlines Holdings, Inc.(1)	5	76
SunPower Corp. - Class A(1)	12	214
Tennant Co.	1	76
Terex Corp.	5	202
Tetra Tech, Inc.	107	15,573
Textainer Group Holdings Ltd.	1	28

Titan International, Inc.(1)	7	112
Toro Co.	338	38,266
TPI Composites, Inc.(1)	6	56
Trane Technologies Plc	14	2,383
Transcat, Inc.(1)	1	72
TransDigm Group, Inc.	2	1,330
TransUnion	15	853
Trex Co., Inc.(1)	271	11,455
TriNet Group, Inc.(1)	5	371
Trinity Industries, Inc.	2	51
UFP Industries, Inc.	8	602
UniFirst Corp.	34	6,500
United Rentals, Inc.(1)	3	1,212
Universal Logistics Holdings, Inc.	1	25
Upwork, Inc.(1)	17	183
Valmont Industries, Inc.	31	10,218
Velo3D, Inc.(1)	9	15
Verisk Analytics, Inc. - Class A	192	33,887
Veritiv Corp.	2	232
Vertiv Holdings Co. - Class A	5	66
Vicor Corp.(1)	3	173
Virgin Galactic Holdings, Inc.(1)	17	59
Wabash National Corp.	6	134
Watsco, Inc.	2	465
Watts Water Technologies, Inc. - Class A	4	584
Werner Enterprises, Inc.	1	45
WESCO International, Inc.(1)	2	310
Willdan Group, Inc.(1)(2)	0	4
WillScot Mobile Mini Holdings Corp. - Class A(1)	532	24,030
WW Grainger, Inc.	5	2,661
Xos, Inc.(1)	7	3
XPO, Inc.(1)	1	26
Xylem, Inc.	3	293
Zurn Elkay Water Solutions Corp.	18	382

Total Industrials		1,001,077

Information Technology – 24.16%
8x8, Inc.(1)	16	71
908 Devices, Inc.(1)	1	5
A10 Networks, Inc.	7	124
ACI Worldwide, Inc.(1)	16	374
ACM Research, Inc. - Class A(1)	1	9
ADTRAN Holdings, Inc.	10	190
Advanced Energy Industries, Inc.	113	9,690
Aeva Technologies, Inc.(1)	1	2
AEye, Inc.(1)	15	7
Agilysys, Inc.(1)	3	229
Akamai Technologies, Inc.(1)	300	25,290
Akoustis Technologies, Inc.(1)	8	22
Alarm.com Holdings, Inc.(1)	7	348
Alkami Technology, Inc.(1)	5	79
Allegro MicroSystems, Inc.(1)	7	213
Alpha & Omega Semiconductor Ltd.(1)	3	73
Altair Engineering, Inc. - Class A(1)	114	5,194
Alteryx, Inc. - Class A(1)	6	318
Ambarella, Inc.(1)	159	13,069
American Software, Inc. - Class A	199	2,921
Amkor Technology, Inc.	3	73
Amphenol Corp. - Class A	47	3,568
Amplitude, Inc. - Class A(1)	8	99
ANSYS, Inc.(1)	60	14,504
Appfolio, Inc. - Class A(1)	3	300
Appian Corp. - Class A(1)	6	189
Applied Digital Corp.(1)	3	6
AppLovin Corp. - Class A(1)	23	242
Arista Networks, Inc.(1)	244	29,577
Arlo Technologies, Inc.(1)	13	45
Arrow Electronics, Inc.(1)(2)	0	32
Arteris, Inc.(1)	3	14

Asana, Inc. - Class A(1)	490	6,744
Aspen Technology, Inc.(1)	20	4,192
Atlassian Corp. - Class A(1)	239	30,796
Atomera, Inc.(1)	3	19
Autodesk, Inc.(1)	64	11,960
AvePoint, Inc.(1)	19	79
Avid Technology, Inc.(1)	3	85
AvidXchange Holdings, Inc.(1)	19	189
Axcelis Technologies, Inc.(1)	178	14,115
Badger Meter, Inc.	20	2,194
Belden, Inc.	3	235
Benefitfocus, Inc.(1)	3	27
Bentley Systems, Inc. - Class B	264	9,755
BigCommerce Holdings, Inc.(1)	9	82
Bill.com Holdings, Inc.(1)	252	27,443
Black Knight, Inc.(1)	2	94
Blackbaud, Inc.(1)	6	378
Blackline, Inc.(1)	8	538
Box, Inc. - Class A(1)	407	12,666
Braze, Inc. - Class A(1)	60	1,646
Brightcove, Inc.(1)	4	20
Broadridge Financial Solutions, Inc.	11	1,503
C3.ai, Inc. - Class A(1)	2	21
Cadence Design Systems, Inc.(1)	91	14,653
Calix, Inc.(1)	431	29,494
Cambium Networks Corp.(1)	2	38
Cantaloupe, Inc.(1)	5	21
Casa Systems, Inc.(1)	5	13
Cass Information Systems, Inc.(2)	0	15
CCC Intelligent Solutions Holdings, Inc.(1)	6	56
CDW Corp.	14	2,565
Cepton, Inc.(1)	5	7
Cerberus Cyber Sentinel Corp.(1)	7	17
Ceridian HCM Holding, Inc.(1)	153	9,795
CEVA, Inc.(1)	3	87
Clear Secure, Inc. - Class A	353	9,689
Clearfield, Inc.(1)	2	158
Cloudflare, Inc. - Class A(1)	30	1,358
Cognex Corp.	120	5,638
Coherent Corp.(1)	2	72
CommScope Holding Co., Inc.(1)	30	222
CommVault Systems, Inc.(1)	6	407
CompoSecure, Inc.(1)	1	5
Confluent, Inc. - Class A(1)	13	298
Consensus Cloud Solutions, Inc.(1)	1	71
Corning, Inc.	5	153
Corsair Gaming, Inc.(1)	3	46
Couchbase, Inc.(1)	4	55
Coupa Software, Inc.(1)	4	347
Credo Technology Group Holding Ltd.(1)	14	186
Crowdstrike Holdings, Inc. - Class A(1)	22	2,352
CS Disco, Inc.(1)	3	19
CSG Systems International, Inc.	5	259
CTS Corp.	5	182
CyberArk Software Ltd.(1)	205	26,514
Cyxtera Technologies, Inc.(1)	5	10
Datadog, Inc. - Class A(1)	265	19,511
Dell Technologies, Inc. - Class C	4	165
Diebold Nixdorf, Inc.(1)	8	11
Digi International, Inc.(1)	92	3,376
Digimarc Corp.(1)	2	35
Digital Turbine, Inc.(1)	14	206
DigitalOcean Holdings, Inc.(1)	138	3,516
Diodes, Inc.(1)	5	359
DocuSign, Inc. - Class A(1)	21	1,164
Domo, Inc. - Class B(1)	5	67
DoubleVerify Holdings, Inc. - Class Rights(1)	7	152
Dropbox, Inc. - Class A(1)	26	593

Duck Creek Technologies, Inc.(1)	487	5,864
Dynatrace, Inc.(1)	21	807
DZS, Inc.(1)	3	32
E2open Parent Holdings, Inc.(1)	323	1,897
Ebix, Inc.	1	16
Edgio, Inc.(1)	18	20
eGain Corp.(1)	2	14
Elastic NV(1)	8	426
Endava Plc - ADR(1)	87	6,649
Enfusion, Inc. - Class A(1)	4	41
EngageSmart, Inc.(1)	5	89
Enphase Energy, Inc.(1)	100	26,411
Entegris, Inc.	16	1,030
Envestnet, Inc.(1)	151	9,306
EPAM Systems, Inc.(1)	6	1,913
ePlus, Inc.(1)	3	132
Euronet Worldwide, Inc.(1)	4	357
Everbridge, Inc.(1)	6	171
EverCommerce, Inc.(1)	1	4
EVERTEC, Inc.	9	288
Evo Payments, Inc. - Class A(1)	7	231
ExlService Holdings, Inc.(1)	120	20,248
Extreme Networks, Inc.(1)	19	341
Fabrinet(1)	90	11,502
Fair Isaac Corp.(1)	3	1,541
FARO Technologies, Inc.(1)(2)	0	7
First Solar, Inc.(1)	176	26,362
Five9, Inc.(1)	138	9,344
FleetCor Technologies, Inc.(1)	8	1,402
Flywire Corp.(1)	216	5,280
Focus Universal, Inc.(1)	3	17
ForgeRock, Inc. - Class A(1)	4	91
FormFactor, Inc.(1)	11	249
Fortinet, Inc.(1)	198	9,683
Gartner, Inc.(1)	8	2,740
Gen Digital, Inc.	21	458
Genpact Ltd.	10	464
Gitlab, Inc. - Class A(1)	310	14,065
Global Payments, Inc.	434	43,086
GLOBALFOUNDRIES, Inc.(1)	2	92
Globant SA(1)	24	4,042
GoDaddy, Inc. - Class A(1)	2	176
Grid Dynamics Holdings, Inc.(1)	8	87
Guidewire Software, Inc.(1)	89	5,554
Hackett Group, Inc.	4	74
Harmonic, Inc.(1)	13	175
HP, Inc.	49	1,319
HubSpot, Inc.(1)	168	48,499
I3 Verticals, Inc. - Class A(1)	3	77
IBEX Holdings Ltd.(1)	1	33
Identiv, Inc.(1)	3	25
Impinj, Inc.(1)	61	6,667
indie Semiconductor, Inc. - Class A(1)	15	87
Infinera Corp.(1)	28	192
Informatica, Inc. - Class A(1)	1	10
Information Services Group, Inc.	2	10
Inseego Corp.(1)	2	2
Insight Enterprises, Inc.(1)	4	393
Instructure Holdings, Inc.(1)(2)	0	7
Intapp, Inc.(1)	2	55
InterDigital, Inc.	2	81
International Money Express, Inc.(1)	4	110
IonQ, Inc.(1)	2	8
IronNet, Inc.(1)	8	2
Itron, Inc.(1)	1	26
Jabil, Inc.	11	775
Jack Henry & Associates, Inc.	8	1,348
Jamf Holding Corp.(1)	110	2,339

Juniper Networks, Inc.	109	3,496
Keysight Technologies, Inc.(1)	18	3,014
KnowBe4, Inc. - Class A(1)	11	260
Kulicke & Soffa Industries, Inc.	8	367
Lattice Semiconductor Corp.(1)	959	62,248
Lightwave Logic, Inc.(1)	16	70
Littelfuse, Inc.	19	4,154
LivePerson, Inc.(1)	10	106
MACOM Technology Solutions Holdings, Inc.(1)	231	14,542
Manhattan Associates, Inc.(1)	113	13,695
Marqeta, Inc. - Class A(1)	337	2,060
Marvell Technology, Inc.	160	5,915
Matterport, Inc.(1)	23	65
MAXIMUS, Inc.	8	610
MaxLinear, Inc. - Class A(1)	11	360
MeridianLink, Inc.(1)	3	46
Microchip Technology, Inc.	142	9,975
MicroStrategy, Inc. - Class A(1)	1	118
MicroVision, Inc.(1)	24	56
Mitek Systems, Inc.(1)	6	54
Model N, Inc.(1)	5	219
Momentive Global, Inc.(1)	19	134
MongoDB, Inc. - Class A(1)	93	18,310
Monolithic Power Systems, Inc.	64	22,781
N-able, Inc.(1)	9	91
Napco Security Technologies, Inc.(1)	4	120
National Instruments Corp.	288	10,645
nCino, Inc.(1)	184	4,860
NCR Corp.(1)	1	15
NetApp, Inc.	23	1,386
New Relic, Inc.(1)	6	323
NextNav, Inc.(1)	11	31
Novanta, Inc.(1)	5	702
Nutanix, Inc. - Class A(1)	716	18,644
Okta, Inc. - Class A(1)	328	22,425
ON Semiconductor Corp.(1)	838	52,277
Ondas Holdings, Inc.(1)	5	8
OneSpan, Inc.(1)	2	23
Onto Innovation, Inc.(1)	161	10,965
OSI Systems, Inc.(1)(2)	0	20
PagerDuty, Inc.(1)	13	336
Palantir Technologies, Inc. - Class A(1)	1,332	8,554
Palo Alto Networks, Inc.(1)	224	31,293
PAR Technology Corp.(1)	1	39
Paya Holdings, Inc. - Class A(1)	351	2,763
Paychex, Inc.	34	3,954
Paycom Software, Inc.(1)	36	11,318
Paycor HCM, Inc.(1)	251	6,150
Paylocity Holding Corp.(1)	78	15,135
Payoneer Global, Inc.(1)	966	5,285
PDF Solutions, Inc.(1)	4	124
Pegasystems, Inc.	4	153
Perficient, Inc.(1)	5	344
Photronics, Inc.(1)	7	110
Plexus Corp.(1)	3	351
Power Integrations, Inc.	79	5,689
PowerSchool Holdings, Inc. - Class A(1)	2	53
Priority Technology Holdings, Inc.(1)	3	16
Procore Technologies, Inc.(1)	138	6,510
Progress Software Corp.	6	317
PROS Holdings, Inc.(1)	123	2,986
PTC, Inc.(1)	73	8,713
Pure Storage, Inc. - Class A(1)	1,030	27,561
Q2 Holdings, Inc.(1)	110	2,956
Qualys, Inc.(1)	92	10,379
Rambus, Inc.(1)	135	4,826
Rapid7, Inc.(1)	121	4,109
Remitly Global, Inc.(1)	14	166

Rimini Street, Inc.(1)	7	28
RingCentral, Inc. - Class A(1)	72	2,558
Rockley Photonics Holdings Ltd.(1)	13	2
Rogers Corp.(1)	3	319
Sabre Corp.(1)	10	60
Sapiens International Corp. NV	4	65
Semtech Corp.(1)	9	264
SentinelOne, Inc. - Class A(1)	15	213
Shift4 Payments, Inc. - Class A(1)	65	3,621
Shopify, Inc. - Class A(1)	202	7,026
ShotSpotter, Inc.(1)	1	44
Silicon Laboratories, Inc.(1)	105	14,272
SiTime Corp.(1)	2	241
SkyWater Technology, Inc.(1)	1	10
SMART Global Holdings, Inc.(1)	7	105
SmartRent, Inc. - Class A(1)	17	42
Smartsheet, Inc. - Class A(1)	66	2,584
Splunk, Inc.(1)	17	1,487
Sprout Social, Inc. - Class A(1)	169	9,519
SPS Commerce, Inc.(1)	97	12,439
Squarespace, Inc. - Class A(1)	1	24
StoneCo Ltd. - Class A(1)	21	201
Sumo Logic, Inc.(1)	11	92
Super Micro Computer, Inc.(1)	7	552
Synaptics, Inc.(1)	6	549
Synopsys, Inc.(1)	160	51,212
Teledyne Technologies, Inc.(1)	60	24,078
Telos Corp.(1)	8	39
Tenable Holdings, Inc.(1)	16	619
Teradata Corp.(1)	6	202
Teradyne, Inc.	15	1,316
Thoughtworks Holding, Inc.(1)	9	90
Toast, Inc. - Class A(1)	1,148	20,694
Transphorm, Inc.(1)	4	20
TTEC Holdings, Inc.	3	122
Tucows, Inc. - Class A(1)	2	51
Turtle Beach Corp.(1)	2	14
Twilio, Inc. - Class A(1)	7	346
Tyler Technologies, Inc.(1)	84	27,229
Ubiquiti, Inc.(2)	0	36
UiPath, Inc. - Class A(1)	3	44
Ultra Clean Holdings, Inc.(1)	2	73
Unisys Corp.(1)	7	36
Unity Software, Inc.(1)	18	504
Universal Display Corp.	5	502
UserTesting, Inc.(1)	7	51
Varonis Systems, Inc. - Class B(1)	230	5,517
Veeco Instruments, Inc.(1)	6	110
Verint Systems, Inc.(1)	8	307
VeriSign, Inc.(1)	1	221
Veritone, Inc.(1)	5	26
Verra Mobility Corp. - Class A(1)	20	282
Viant Technology, Inc. - Class A(1)	2	7
Viavi Solutions, Inc.(1)	33	349
Vontier Corp.	10	201
Weave Communications, Inc.(1)	4	19
Western Union Co.	14	192
WEX, Inc.(1)	43	7,082
Wix.com Ltd.(1)	5	350
WM Technology, Inc.(1)	12	12
WNS Holdings Ltd. - ADR(1)	121	9,661
Workday, Inc. - Class A(1)	220	36,812
Workiva, Inc. - Class A(1)	7	582
Yext, Inc.(1)	17	110
Zebra Technologies Corp. - Class A(1)	2	575
Zeta Global Holdings Corp. - Class A(1)	16	131
Zoom Video Communications, Inc. - Class A(1)	14	915
Zscaler, Inc.(1)	459	51,341

Zuora, Inc. - Class A(1)	18	116

Total Information Technology		1,384,351

Materials – 2.01%
5E Advanced Materials, Inc.(1)	6	44
AdvanSix, Inc.	1	50
Albemarle Corp.	6	1,383
Alpha Metallurgical Resources, Inc.	2	323
American Vanguard Corp.	4	76
Amyris, Inc.(1)	3	5
AptarGroup, Inc.	212	23,316
Ardagh Metal Packaging SA	4	22
Aspen Aerogels, Inc.(1)	5	54
ATI, Inc.(1)	447	13,342
Avery Dennison Corp.	5	966
Avient Corp.	114	3,835
Axalta Coating Systems Ltd.(1)	6	150
Balchem Corp.	39	4,717
Ball Corp.	13	669
Berry Global Group, Inc.	95	5,735
Cabot Corp.	8	536
Century Aluminum Co.(1)	8	62
CF Industries Holdings, Inc.	21	1,771
Chase Corp.	56	4,822
Chemours Co.	10	300
Commercial Metals Co.	3	138
Compass Minerals International, Inc.	5	206
Constellium SE - Class A(1)	10	115
Crown Holdings, Inc.	11	888
Cryptyde, Inc.(1)	1	0
Dakota Gold Corp.(1)	8	26
Diversey Holdings Ltd.(1)	12	51
Eagle Materials, Inc.	3	430
FMC Corp.	5	569
Ginkgo Bioworks Holdings, Inc.(1)	17	28
Graphic Packaging Holding Co.	357	7,951
Greif, Inc. - Class A	1	37
Greif, Inc. - Class B(2)	0	7
Hawkins, Inc.	2	66
HB Fuller Co.	7	479
Hycroft Mining Holding Corp.(1)	16	9
Ingevity Corp.(1)	98	6,912
Innospec, Inc.	92	9,418
Ivanhoe Electric, Inc.(1)	1	12
Kaiser Aluminum Corp.	2	173
Kronos Worldwide, Inc.	3	30
Livent Corp.(1)	186	3,700
Louisiana-Pacific Corp.	1	47
LSB Industries, Inc.(1)	11	142
Martin Marietta Materials, Inc.	1	196
Materion Corp.	3	245
Mativ Holdings, Inc.	1	13
Mosaic Co.	4	193
MP Materials Corp.(1)	61	1,479
Myers Industries, Inc.	5	116
Novagold Resources, Inc.(1)	33	197
O-I Glass, Inc.(1)	18	306
Origin Materials, Inc.(1)	9	43
Orion Engineered Carbons SA	9	158
Piedmont Lithium, Inc.(1)	1	30
PPG Industries, Inc.	13	1,671
PureCycle Technologies, Inc.(1)	12	80
Quaker Chemical Corp.	1	217
Ramaco Resources, Inc.	4	32
Royal Gold, Inc.(2)	0	46
RPM International, Inc.	1	68
Ryerson Holding Corp.(2)	0	6
Schnitzer Steel Industries, Inc. - Class A(2)	0	11
Scotts Miracle-Gro Co.	1	68

Sealed Air Corp.	16	774
Sensient Technologies Corp.	6	425
Silgan Holdings, Inc.	155	8,018
Stepan Co.(2)	0	34
Summit Materials, Inc. - Class A(1)	182	5,170
Sylvamo Corp.	5	234
United States Lime & Minerals, Inc.(2)	0	36
Valvoline, Inc.	19	609
Vulcan Materials Co.	7	1,197
Warrior Met Coal, Inc.	1	28

Total Materials		115,312

Real Estate – 0.74%
Agree Realty Corp.	80	5,658
Alexander’s, Inc.(2)	0	72
Apartment Income REIT Corp.	1	43
Bluerock Homes Trust, Inc.(1)(2)	0	4
Camden Property Trust	1	100
CareTrust REIT, Inc.	1	23
CBL & Associates Properties, Inc.	1	16
CBRE Group, Inc. - Class A(1)	16	1,258
Clipper Realty, Inc.	2	13
Community Healthcare Trust, Inc.	2	81
Compass, Inc. - Class A(1)	40	94
Corporate Office Properties Trust	140	3,643
Cushman & Wakefield Plc(1)	23	288
DigitalBridge Group, Inc.	21	227
Douglas Elliman, Inc.	1	6
Easterly Government Properties, Inc. - Class A	213	3,042
Equity LifeStyle Properties, Inc.	12	748
Essential Properties Realty Trust, Inc.	2	48
eXp World Holdings, Inc.	10	111
Extra Space Storage, Inc.	2	247
FirstService Corp.	62	7,630
Forestar Group, Inc.(1)	1	13
Four Corners Property Trust, Inc.	1	33
Gladstone Commercial Corp.	6	103
Gladstone Land Corp.	2	46
Hersha Hospitality Trust - Class A	1	5
Industrial Logistics Properties Trust	1	2
Innovative Industrial Properties, Inc. - Class A	4	409
Iron Mountain, Inc.	23	1,140
Lamar Advertising Co. - Class A	8	761
Marcus & Millichap, Inc.	4	127
Newmark Group, Inc. - Class A	1	10
NexPoint Residential Trust, Inc.	3	139
Offerpad Solutions, Inc.(1)	9	4
Opendoor Technologies, Inc.(1)	12	14
Outfront Media, Inc.	20	327
Pebblebrook Hotel Trust	242	3,237
Phillips Edison & Co., Inc.	17	546
Postal Realty Trust, Inc. - Class A	2	26
PotlatchDeltic Corp.	1	53
Redfin Corp.(1)	15	65
RMR Group, Inc. - Class A	2	44
Ryman Hospitality Properties, Inc.	42	3,402
Safehold, Inc.	2	71
Saul Centers, Inc.	2	69
SBA Communications Corp. - Class A	3	725
Simon Property Group, Inc.	17	1,977
St Joe Co.	5	194
Tanger Factory Outlet Centers, Inc.	15	264
Terreno Realty Corp.	93	5,290
UMH Properties, Inc.	6	102
Universal Health Realty Income Trust	2	92
Zillow Group, Inc. - Class A(1)	1	17
Zillow Group, Inc. - Class C(1)	1	34

Total Real Estate		42,693

Utilities – 0.07%
AES Corp.	13	363
Altus Power, Inc. - Class A(1)	3	20
American States Water Co.	3	257
Artesian Resources Corp. - Class A	1	55
Brookfield Infrastructure Corp. - Class A	15	567
California Water Service Group	2	132
Clearway Energy, Inc. - Class A	5	163
Clearway Energy, Inc. - Class C	12	384
Global Water Resources, Inc.	3	35
MGE Energy, Inc.	3	183
Middlesex Water Co.	1	64
Montauk Renewables, Inc.(1)	10	112
National Fuel Gas Co.	1	46
New Jersey Resources Corp.	2	80
Ormat Technologies, Inc.	4	358
Otter Tail Corp.	3	162
Pure Cycle Corp.(1)	4	38
Southwest Gas Holdings, Inc.	1	67
Via Renewables, Inc. - Class A	3	15
Vistra Corp.	24	559
York Water Co.	2	111

Total Utilities		3,771

Total Common Stocks (Cost: $5,076,931)		5,560,538

SHORT-TERM INVESTMENTS – 2.93%
Money Market Funds – 2.88%
Goldman Sachs Financial Square Government Fund - Class I, 4.14%(3)	165,426	165,426

Total Money Market Funds (Cost: $165,426)		165,426

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.05%
BBVA, Madrid, 3.84% due 01/03/2023	$1,187	1,187
Royal Bank of Canada, Toronto, 3.84% due 01/03/2023	184	184
Sumitomo Trust Bank, London, 3.84% due 01/03/2023	740	740
Sumitomo, Tokyo, 3.84% due 01/03/2023	543	543

Total Time Deposits (Cost: $2,654)		2,654

Total Short-Term Investments (Cost: $168,080)		168,080

TOTAL INVESTMENTS IN SECURITIES – 99.93% (Cost: $5,245,011)		5,728,618

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.07%		4,013

TOTAL NET ASSETS – 100.00%		$5,732,631

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $13, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
8	E-mini Russell 2000 Future	Mar. 2023	$720	$708	$(12)
6	S&P 500 E-mini Future	Mar. 2023	1,187	1,158	(29)
2	S&P MidCap 400 E-mini Future	Mar. 2023	500	488	(12)

					$(53)

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.65%
Communication Services – 1.53%
Advantage Solutions, Inc.(1)	25	$51
Altice USA, Inc. - Class A(1)	6	29
AMC Entertainment Holdings, Inc. - Class A(1)	16	63
AMC Networks, Inc. - Class A(1)	75	1,169
Anterix, Inc.(1)	4	126
Arena Group Holdings, Inc.(1)	1	10
ATN International, Inc.	3	142
Audacy, Inc. - Class A(1)	40	9
Bandwidth, Inc. - Class A(1)	5	121
Boston Omaha Corp. - Class A(1)	6	161
Bumble, Inc. - Class A(1)	24	515
Cable One, Inc.	2	1,619
Cardlytics, Inc.(1)	8	47
Cars.com, Inc.(1)	16	225
Cinemark Holdings, Inc.(1)	6	54
Clear Channel Outdoor Holdings, Inc. - Class A(1)	105	110
Cogent Communications Holdings, Inc.	6	319
Consolidated Communications Holdings, Inc.(1)	19	66
Cumulus Media, Inc. - Class A(1)	5	30
Daily Journal Corp.(1)(2)	0	86
DHI Group, Inc.(1)	2	9
DISH Network Corp. - Class A(1)	8	108
EchoStar Corp. - Class A(1)	10	160
Electronic Arts, Inc.	8	960
Entravision Communications Corp. - Class A	313	1,500
Eventbrite, Inc. - Class A(1)	3	17
EW Scripps Co. - Class A(1)	17	223
Fox Corp. - Class A	227	6,909
Fox Corp. - Class B	4	125
Frontier Communications Parent, Inc.(1)	7	186
fuboTV, Inc.(1)	51	88
Gannett Co., Inc.(1)	40	81
Globalstar, Inc.(1)	32	43
Gogo, Inc.(1)	13	189
Gray Television, Inc.	13	147
IAC, Inc.(1)	2	105
IDT Corp. - Class B(1)	1	37
iHeartMedia, Inc. - Class A(1)	34	207
IMAX Corp.(1)	5	78
Innovid Corp.(1)	3	5
Integral Ad Science Holding Corp.(1)	7	59
Interpublic Group of Companies, Inc.	12	391
John Wiley & Sons, Inc. - Class A	1	31
KORE Group Holdings, Inc.(1)	12	15
Liberty Broadband Corp. - Class A(1)(2)	0	22
Liberty Broadband Corp. - Class C(1)	2	147
Liberty Latin America Ltd. - Class A(1)	10	77
Liberty Latin America Ltd. - Class C(1)	42	319
Liberty Media Corp.-Liberty Formula One - Class A(1)	1	35
Liberty Media Corp.-Liberty Formula One - Class C(1)	124	7,407
Liberty Media Corp.-Liberty SiriusXM - Class A	2	64
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	3	130
Lions Gate Entertainment Corp. - Class A(1)	19	108
Lions Gate Entertainment Corp. - Class B(1)	31	168
Live Nation Entertainment, Inc.(1)	52	3,601
Loyalty Ventures, Inc.(1)	5	13
Lumen Technologies, Inc.	31	162
Madison Square Garden Entertainment Corp.(1)	7	334
Madison Square Garden Sports Corp. - Class A(2)	0	54
Magnite, Inc.(1)	38	398
Marcus Corp.	8	110
Match Group, Inc.(1)	1	23
New York Times Co. - Class A	5	161
News Corp. - Class A	12	210
News Corp. - Class B	4	69
Nexstar Media Group, Inc. - Class A	247	43,234
Omnicom Group, Inc.	6	504

Outbrain, Inc.(1)	9	34
Paramount Global - Class A(2)	0	3
Paramount Global - Class B	113	1,908
Pinterest, Inc. - Class A(1)	14	337
Playstudios, Inc.(1)	11	43
Playtika Holding Corp.(1)(2)	0	3
PubMatic, Inc. - Class A(1)	1	18
QuinStreet, Inc.(1)	13	187
Radius Global Infrastructure, Inc. - Class A(1)	21	252
Roku, Inc. - Class A(1)	3	109
Scholastic Corp.	8	334
Shenandoah Telecommunications Co.	14	215
Sirius XM Holdings, Inc.	21	125
Skillz, Inc. - Class A(1)	85	43
Stagwell, Inc.(1)	19	118
Take-Two Interactive Software, Inc.(1)	59	6,135
TEGNA, Inc.	275	5,830
Telephone & Data Systems, Inc.	29	303
Thryv Holdings, Inc.(1)	5	103
Townsquare Media, Inc. - Class A(1)	26	186
TripAdvisor, Inc.(1)	3	50
TrueCar, Inc.(1)	26	66
United States Cellular Corp.(1)	4	85
Urban One, Inc.(1)	3	10
Urban One, Inc. - Class A(1)	3	15
Vinco Ventures, Inc.(1)	21	10
Warner Bros Discovery, Inc.(1)	19	179
WideOpenWest, Inc.(1)	7	64
Ziff Davis, Inc.(1)	11	832

Total Communication Services		91,572

Consumer Discretionary – 11.39%
1-800-Flowers.com, Inc. - Class A(1)	8	75
1stdibs.com, Inc.(1)	6	33
2U, Inc.(1)	21	133
Aaron’s Co., Inc.	33	398
Abercrombie & Fitch Co. - Class A(1)	14	316
Academy Sports & Outdoors, Inc.	22	1,148
Accel Entertainment, Inc. - Class A(1)	161	1,239
Acushnet Holdings Corp.	7	285
Adient Plc(1)	27	933
ADT, Inc.	6	57
Adtalem Global Education, Inc.(1)	13	450
Advance Auto Parts, Inc.	21	3,155
aka Brands Holding Corp.(1)	1	2
Allbirds, Inc. - Class A(1)	20	48
American Axle & Manufacturing Holdings, Inc.(1)	240	1,877
American Eagle Outfitters, Inc.	44	610
American Public Education, Inc.(1)	5	66
America’s Car-Mart, Inc.(1)	2	123
AMMO, Inc.(1)	27	46
Aptiv Plc(1)	6	572
Aramark	512	21,146
Asbury Automotive Group, Inc.(1)	49	8,834
Aterian, Inc.(1)	13	10
AutoNation, Inc.(1)	1	110
AutoZone, Inc.(1)	11	26,195
Bally’s Corp.(1)	10	202
BARK, Inc.(1)	34	50
Bath & Body Works, Inc.	7	290
Beachbody Co., Inc.(1)	30	16
Beazer Homes USA, Inc.(1)	8	107
Bed Bath & Beyond, Inc.(1)	7	18
Best Buy Co., Inc.	72	5,742
Big 5 Sporting Goods Corp.	6	50
Big Lots, Inc.	8	125
Biglari Holdings, Inc. - Class B(1)(2)	0	27
BJ’s Restaurants, Inc.(1)	7	176
Bloomin’ Brands, Inc.	161	3,239
Bluegreen Vacations Holding Corp. - Class A	2	47

BorgWarner, Inc.	203	8,156
Bowlero Corp.(1)	8	108
Boxed, Inc.(1)	21	4
Boyd Gaming Corp.	20	1,096
Bright Horizons Family Solutions, Inc.(1)	89	5,610
Brinker International, Inc.(1)	200	6,380
Brunswick Corp.	178	12,859
Buckle, Inc.	1	23
Build-A-Bear Workshop, Inc.(1)	1	30
Burlington Stores, Inc.(1)(2)	0	26
Caesars Entertainment, Inc.(1)	2	82
Canada Goose Holdings, Inc.(1)	324	5,766
Capri Holdings Ltd.(1)	4	218
CarMax, Inc.(1)	59	3,602
Carnival Corp.(1)	30	238
Carter’s, Inc.	1	87
Cato Corp. - Class A	5	47
Cenntro Electric Group Ltd.(1)	50	22
Century Casinos, Inc.(1)	2	12
Century Communities, Inc.	7	372
Chico’s FAS, Inc.(1)	10	48
Children’s Place, Inc.(1)	1	44
Chuy’s Holdings, Inc.(1)	5	145
Citi Trends, Inc.(1)	2	55
Clarus Corp.	2	12
Columbia Sportswear Co.	1	94
Conn’s, Inc.(1)	4	28
Container Store Group, Inc.(1)	9	38
ContextLogic, Inc. - Class A(1)	181	88
Dana, Inc.	37	554
Darden Restaurants, Inc.	55	7,574
Dave & Buster’s Entertainment, Inc.(1)	62	2,185
Deckers Outdoor Corp.(1)(2)	0	38
Denny’s Corp.(1)	4	39
Designer Brands, Inc. - Class A	175	1,708
Destination XL Group, Inc.(1)	8	51
Dick’s Sporting Goods, Inc.	39	4,683
Dine Brands Global, Inc.	26	1,654
Dollar Tree, Inc.(1)	4	625
Domino’s Pizza, Inc.	17	5,899
DoorDash, Inc. - Class A(1)	1	42
DR Horton, Inc.	4	400
Duluth Holdings, Inc. - Class B(1)	3	19
eBay, Inc.	178	7,391
El Pollo Loco Holdings, Inc.	6	55
Ermenegildo Zegna NV	13	139
Ethan Allen Interiors, Inc.	6	168
European Wax Center, Inc. - Class A	1	8
Everi Holdings, Inc.(1)	11	163
EVgo, Inc.(1)	17	76
Expedia Group, Inc.(1)	93	8,111
Express, Inc.(1)	15	15
Faraday Future Intelligent Electric, Inc.(1)	34	10
First Watch Restaurant Group, Inc.(1)	3	36
Five Below, Inc.(1)	49	8,719
Foot Locker, Inc.	111	4,183
Ford Motor Co.	316	3,680
Fossil Group, Inc.(1)	14	62
Franchise Group, Inc.	208	4,959
Frontdoor, Inc.(1)	275	5,728
Full House Resorts, Inc.(1)	7	51
Funko, Inc. - Class A(1)	347	3,790
GameStop Corp. - Class A(1)	8	149
Gap, Inc.	6	66
Garmin Ltd.	118	10,912
Genesco, Inc.(1)	4	167
Gentex Corp.	250	6,810
Genuine Parts Co.	4	671
G-III Apparel Group Ltd.(1)	59	812

Goodyear Tire & Rubber Co.(1)	225	2,280
GoPro, Inc. - Class A(1)	36	179
Graham Holdings Co. - Class B	1	624
Grand Canyon Education, Inc.(1)	134	14,117
Green Brick Partners, Inc.(1)	5	130
Group 1 Automotive, Inc.	30	5,409
Groupon, Inc. - Class A(1)	6	49
GrowGeneration Corp.(1)	16	62
H&R Block, Inc.	130	4,763
Hanesbrands, Inc.	734	4,670
Harley-Davidson, Inc.	540	22,448
Hasbro, Inc.	90	5,503
Haverty Furniture Companies, Inc.	4	114
Hibbett, Inc.	32	2,158
Hilton Worldwide Holdings, Inc.	2	284
Hyatt Hotels Corp. - Class A(1)	1	128
Inspirato, Inc.(1)	7	8
Inspired Entertainment, Inc.(1)	2	21
Installed Building Products, Inc.	90	7,666
International Game Technology Plc	850	19,284
iRobot Corp.(1)	1	41
Jack in the Box, Inc.	98	6,683
JOANN, Inc.	4	11
Johnson Outdoors, Inc. - Class A	1	94
KB Home	18	571
Kohl’s Corp.	74	1,877
Krispy Kreme, Inc.	15	154
Lands’ End, Inc.(1)	4	31
Landsea Homes Corp.(1)	2	10
Las Vegas Sands Corp.(1)	186	8,938
Laureate Education, Inc. - Class A	38	365
La-Z-Boy, Inc.	438	9,986
Lear Corp.	42	5,266
Legacy Housing Corp.(1)	2	46
Leggett & Platt, Inc.	4	128
Lennar Corp. - Class A	8	684
Lennar Corp. - Class B(2)	0	36
Leslie’s, Inc.(1)(2)	0	5
LGI Homes, Inc.(1)	5	504
Life Time Group Holdings, Inc.(1)	12	143
Lifetime Brands, Inc.	3	25
Light & Wonder, Inc.(1)	27	1,565
Lindblad Expeditions Holdings, Inc.(1)	8	65
Liquidity Services, Inc.(1)	4	50
Lithia Motors, Inc. - Class A	1	168
LKQ Corp.	437	23,347
LL Flooring Holdings, Inc.(1)	8	47
Lordstown Motors Corp. - Class A(1)	52	59
Lucid Group, Inc.(1)	1	7
M/I Homes, Inc.(1)	6	300
Macy’s, Inc.	142	2,931
Malibu Boats, Inc. - Class A(1)	39	2,066
MarineMax, Inc.(1)	68	2,112
Marriott International, Inc. - Class A	74	10,965
Marriott Vacations Worldwide Corp.	1	155
Mattel, Inc.(1)	5	98
MDC Holdings, Inc.	110	3,464
Meritage Homes Corp.(1)	9	873
MGM Resorts International	10	325
Mister Car Wash, Inc.(1)	1	8
Modine Manufacturing Co.(1)	14	283
Mohawk Industries, Inc.(1)	90	9,181
Monro, Inc.	129	5,815
Motorcar Parts of America, Inc.(1)	5	62
Movado Group, Inc.	4	141
National Vision Holdings, Inc.(1)	21	808
Newell Brands, Inc.	393	5,146
Nordstrom, Inc.	76	1,219
Norwegian Cruise Line Holdings Ltd.(1)	12	142

NVR, Inc.(1)	5	23,846
ODP Corp.(1)	80	3,636
Ollie’s Bargain Outlet Holdings, Inc.(1)	2	84
OneWater Marine, Inc. - Class A(1)	59	1,701
O’Reilly Automotive, Inc.(1)	1	936
Overstock.com, Inc.(1)	12	230
Oxford Industries, Inc.	166	15,429
Papa John’s International, Inc.	3	213
Party City Holdco, Inc.(1)	23	8
Patrick Industries, Inc.	5	330
Peloton Interactive, Inc. - Class A(1)	9	72
Penn Entertainment, Inc.(1)	34	1,013
Penske Automotive Group, Inc.	51	5,906
Perdoceo Education Corp.(1)	19	260
Petco Health & Wellness Co., Inc. - Class A(1)	2	22
PetMed Express, Inc.	1	22
Planet Fitness, Inc. - Class A(1)	1	54
PLBY Group, Inc.(1)	11	31
Polaris, Inc.	107	10,799
Porch Group, Inc.(1)	21	40
Poshmark, Inc. - Class A(1)	13	239
PulteGroup, Inc.	115	5,228
Purple Innovation, Inc. - Class A(1)	14	67
PVH Corp.	184	13,005
QuantumScape Corp. - Class A(1)	8	43
Quotient Technology, Inc.(1)	3	9
Qurate Retail, Inc.(1)	99	161
Ralph Lauren Corp. - Class A	1	131
RCI Hospitality Holdings, Inc.(2)	0	21
RealReal, Inc.(1)	19	24
Red Robin Gourmet Burgers, Inc.(1)	59	329
Red Rock Resorts, Inc. - Class A	599	23,955
RH(1)	4	938
Rivian Automotive, Inc. - Class A(1)	16	292
Rocky Brands, Inc.	2	43
Ross Stores, Inc.	136	15,743
Rover Group, Inc. - Class A(1)	2	7
Royal Caribbean Cruises Ltd.(1)	7	328
RumbleON, Inc. - Class B(1)	2	16
Sally Beauty Holdings, Inc.(1)	2	31
SeaWorld Entertainment, Inc.(1)	6	298
Service Corp. International	5	313
Shoe Carnival, Inc.	5	118
Signet Jewelers Ltd.	13	880
Six Flags Entertainment Corp.(1)	1	25
Skechers USA, Inc. - Class A(1)	433	18,149
Skyline Champion Corp.(1)	247	12,722
Sleep Number Corp.(1)	3	90
Smith & Wesson Brands, Inc.	12	103
Snap One Holdings Corp.(1)	5	38
Solid Power, Inc.(1)	21	54
Solo Brands, Inc. - Class A(1)	107	397
Sonic Automotive, Inc. - Class A	5	250
Sportsman’s Warehouse Holdings, Inc.(1)	10	98
Standard Motor Products, Inc.	6	198
Stitch Fix, Inc. - Class A(1)	13	42
Stoneridge, Inc.(1)	6	137
Strategic Education, Inc.	6	501
Sturm Ruger & Co., Inc.	4	191
Superior Group of Companies, Inc.	3	31
Tapestry, Inc.	118	4,476
Taylor Morrison Home Corp. - Class A(1)	26	780
Tempur Sealy International, Inc.	357	12,240
Thor Industries, Inc.	67	5,027
ThredUp, Inc. - Class A(1)	16	22
Tile Shop Holdings, Inc.(1)	10	43
Tilly’s, Inc. - Class A(1)	6	58
Toll Brothers, Inc.	263	13,108
TopBuild Corp.(1)(2)	0	23

Topgolf Callaway Brands Corp.(1)	212	4,183
Torrid Holdings, Inc.(1)	1	4
Traeger, Inc.(1)	8	23
Travel + Leisure Co.	57	2,067
TravelCenters of America, Inc.(1)	4	165
TRI Pointe Homes, Inc.(1)	26	482
Tupperware Brands Corp.(1)	13	52
Under Armour, Inc. - Class A(1)	6	58
Under Armour, Inc. - Class C(1)	6	51
Unifi, Inc.(1)	4	39
Universal Electronics, Inc.(1)	3	70
Urban Outfitters, Inc.(1)	350	8,345
Vacasa, Inc. - Class A(1)	29	36
Vail Resorts, Inc.	35	8,315
VF Corp.	138	3,821
Victoria’s Secret & Co.(1)	1	26
Vista Outdoor, Inc.(1)	16	386
Visteon Corp.(1)	39	5,078
Vivid Seats, Inc. - Class A(1)	5	38
Vivint Smart Home, Inc.(1)	20	235
Vizio Holding Corp. - Class A(1)	62	462
Volta, Inc.(1)	28	10
Vuzix Corp.(1)	3	11
Wayfair, Inc. - Class A(1)	1	28
Weber, Inc. - Class A	8	61
Weyco Group, Inc.	2	35
Whirlpool Corp.	117	16,555
Williams-Sonoma, Inc.	29	3,337
Winmark Corp.	1	185
Winnebago Industries, Inc.	8	445
Workhorse Group, Inc.(1)	3	5
WW International, Inc.(1)	15	59
Wyndham Hotels & Resorts, Inc.	144	10,247
Wynn Resorts Ltd.(1)	3	225
Xponential Fitness, Inc. - Class A(1)	4	82
Yum! Brands, Inc.	8	968
Zumiez, Inc.(1)	260	5,642

Total Consumer Discretionary		680,024

Consumer Staples – 3.88%
Albertsons Companies, Inc. - Class A	5	104
Alico, Inc.	2	42
Andersons, Inc.	9	319
AppHarvest, Inc.(1)	17	10
Archer-Daniels-Midland Co.	152	14,131
B&G Foods, Inc.	20	227
Beauty Health Co.(1)	3	25
BellRing Brands, Inc.(1)	271	6,961
Benson Hill, Inc.(1)	23	59
BJ’s Wholesale Club Holdings, Inc.(1)	1	99
Boston Beer Co., Inc. - Class A(1)(2)	0	5
Brown-Forman Corp. - Class A	1	37
Brown-Forman Corp. - Class B	2	149
Bunge Ltd.	4	419
Cal-Maine Foods, Inc.	1	43
Campbell Soup Co.	6	331
Casey’s General Stores, Inc.	1	251
Central Garden & Pet Co. - Class A(1)	2	64
Central Garden & Pet Co. - Class A(1)	225	8,054
Chefs’ Warehouse, Inc.(1)	3	94
Church & Dwight Co., Inc.	132	10,655
Clorox Co.	1	89
Coca-Cola Europacific Partners Plc	136	7,533
Conagra Brands, Inc.	218	8,428
Coty, Inc. - Class A(1)	11	90
Darling Ingredients, Inc.(1)	4	280
Edgewell Personal Care Co.	110	4,225
Flowers Foods, Inc.	6	160
Fresh Del Monte Produce, Inc.	9	223
Freshpet, Inc.(1)	1	32

Grocery Outlet Holding Corp.(1)	2	71
Hain Celestial Group, Inc.(1)	26	415
Herbalife Nutrition Ltd.(1)	9	139
Hershey Co.	1	137
HF Foods Group, Inc.(1)	10	42
Honest Co., Inc.(1)	19	56
Hormel Foods Corp.	9	398
Hostess Brands, Inc. - Class A(1)	302	6,785
Ingles Markets, Inc. - Class A	4	385
Ingredion, Inc.	60	5,853
J.M. Smucker Co.	23	3,566
John B Sanfilippo & Son, Inc.	1	75
Kellogg Co.	3	246
Keurig Dr Pepper, Inc.	236	8,419
Kroger Co.	175	7,783
Lancaster Colony Corp.	128	25,209
Lifecore Biomedical, Inc.(1)	7	43
McCormick & Co., Inc.	8	632
Mission Produce, Inc.(1)	10	118
Molson Coors Beverage Co. - Class B	163	8,397
Natural Grocers by Vitamin Cottage, Inc.(2)	0	3
Nature’s Sunshine Products, Inc.(1)	4	30
Nomad Foods Ltd.(1)	614	10,583
Nu Skin Enterprises, Inc. - Class A	8	347
Performance Food Group Co.(1)	330	19,284
Pilgrim’s Pride Corp.(1)	11	262
Post Holdings, Inc.(1)	214	19,319
PriceSmart, Inc.	3	155
Primo Water Corp.	44	691
Reynolds Consumer Products, Inc.	2	51
Rite Aid Corp.(1)	8	28
Seaboard Corp.(2)	0	26
Seneca Foods Corp. - Class A(1)	1	82
Simply Good Foods Co.(1)	329	12,507
Sovos Brands, Inc.(1)	3	47
SpartanNash Co.	10	299
Spectrum Brands Holdings, Inc.	81	4,928
Sprouts Farmers Market, Inc.(1)	106	3,434
SunOpta, Inc.(1)	2	19
Tattooed Chef, Inc.(1)	1	1
Tootsie Roll Industries, Inc.	1	31
TreeHouse Foods, Inc.(1)	14	708
Tyson Foods, Inc. - Class A	118	7,323
United Natural Foods, Inc.(1)	44	1,698
Universal Corp.	7	361
US Foods Holding Corp.(1)	392	13,333
Utz Brands, Inc.	2	36
Vector Group Ltd.	35	411
Village Super Market, Inc. - Class A	2	56
Vintage Wine Estates, Inc.(1)	7	23
Walgreens Boots Alliance, Inc.	84	3,149
Weis Markets, Inc.	5	381
Whole Earth Brands, Inc.(1)	11	44

Total Consumer Staples		231,558

Energy – 5.35%
Aemetis, Inc.(1)	9	34
Alto Ingredients, Inc.(1)	21	61
Amplify Energy Corp.(1)	2	20
Antero Midstream Corp.	10	109
Antero Resources Corp.(1)	3	94
APA Corp.	118	5,493
Archrock, Inc.	38	346
Ardmore Shipping Corp.(1)	12	168
Baker Hughes Co. - Class A	29	845
Berry Corp.	17	139
Borr Drilling Ltd.(1)	30	150
Bristow Group, Inc.(1)	7	181
California Resources Corp.	69	2,999
Callon Petroleum Co.(1)	2	85

Centrus Energy Corp. - Class A(1)	3	91
ChampionX Corp.	428	12,403
Cheniere Energy, Inc.	3	482
Chesapeake Energy Corp.	4	348
Chord Energy Corp.	5	654
Civitas Resources, Inc.	21	1,210
Clean Energy Fuels Corp.(1)	47	245
CNX Resources Corp.(1)	604	10,166
CONSOL Energy, Inc.	1	41
Coterra Energy, Inc.	490	12,047
Devon Energy Corp.	219	13,494
DHT Holdings, Inc.	39	345
Diamond Offshore Drilling, Inc.(1)	28	293
Diamondback Energy, Inc.	197	26,930
DMC Global, Inc.(1)	4	72
Dorian LPG Ltd.	9	168
Dril-Quip, Inc.(1)	10	260
DT Midstream, Inc.	3	159
Earthstone Energy, Inc. - Class A(1)	51	723
Energy Fuels, Inc.(1)	8	48
Enviva, Inc.	35	1,872
EQT Corp.	11	374
Equitrans Midstream Corp.	89	596
Excelerate Energy, Inc. - Class A	5	130
Expro Group Holdings NV(1)	519	9,405
FLEX LNG Ltd.	8	268
Frontline Ltd.	35	428
Gevo, Inc.(1)	55	104
Golar LNG Ltd.(1)	26	582
Green Plains, Inc.(1)	14	431
Halliburton Co.	421	16,563
Helix Energy Solutions Group, Inc.(1)	40	299
Helmerich & Payne, Inc.	168	8,344
Hess Corp.	2	262
HF Sinclair Corp.	166	8,607
International Seaways, Inc.	14	511
Kinetik Holdings, Inc. - Class A	4	145
Magnolia Oil & Gas Corp. - Class A	872	20,450
Marathon Oil Corp.	373	10,092
Marathon Petroleum Corp.	164	19,141
Matador Resources Co.	357	20,456
Murphy Oil Corp.	24	1,015
Nabors Industries Ltd.(1)(2)	0	49
NACCO Industries, Inc. - Class A	1	44
National Energy Services Reunited Corp.(1)	10	68
NCS Multistage Holdings, Inc.(1)	2	41
Newpark Resources, Inc.(1)	24	100
NextDecade Corp.(1)	2	7
Noble Corp Plc(1)	20	737
Nordic American Tankers Ltd.	59	181
Northern Oil & Gas, Inc.	3	83
NOV, Inc.	12	245
Oceaneering International, Inc.(1)	2	42
Oil States International, Inc.(1)	18	136
ONEOK, Inc.	12	782
Ovintiv, Inc.	2	111
Patterson-UTI Energy, Inc.	20	329
PBF Energy, Inc. - Class A	21	874
PDC Energy, Inc.	1	78
Peabody Energy Corp.(1)	33	879
Permian Resources Corp. - Class A	51	481
Phillips 66	71	7,432
Pioneer Natural Resources Co.	117	26,711
Plains GP Holdings LP - Class A(1)	726	9,032
ProFrac Holding Corp. - Class A(1)	3	87
ProPetro Holding Corp.(1)	25	263
Range Resources Corp.	2	59
REX American Resources Corp.(1)	4	133
Riley Exploration Permian, Inc.	1	37

Ring Energy, Inc.(1)	14	34
Schlumberger Ltd.	311	16,647
Scorpio Tankers, Inc.	13	714
Select Energy Services, Inc. - Class A	20	186
SFL Corp. Ltd.	32	299
Southwestern Energy Co.(1)	2,994	17,517
Teekay Corp.(1)	19	86
Teekay Tankers Ltd. - Class A(1)	6	200
Tidewater, Inc.(1)	13	485
Ur-Energy, Inc.(1)	5	6
US Silica Holdings, Inc.(1)	18	222
Valero Energy Corp.	77	9,722
Vertex Energy, Inc.(1)	2	14
Viper Energy Partners LP	300	9,525
W&T Offshore, Inc.(1)	4	22
Williams Companies, Inc.	37	1,214
World Fuel Services Corp.	82	2,252

Total Energy		319,144

Financials – 21.46%
1st Source Corp.	5	251
ACNB Corp.	2	94
AFC Gamma, Inc.	5	72
Affiliated Managers Group, Inc.	1	181
Aflac, Inc.	114	8,187
AGNC Investment Corp.	17	178
Alerus Financial Corp.	4	99
Allstate Corp.	269	36,491
Ally Financial, Inc.	190	4,652
Amalgamated Financial Corp.	5	121
A-Mark Precious Metals, Inc.	56	1,928
Ambac Financial Group, Inc.(1)	13	219
Amerant Bancorp, Inc. - Class A	8	209
American Equity Investment Life Holding Co.	20	914
American Financial Group, Inc.	36	5,002
American International Group, Inc.	393	24,882
American National Bankshares, Inc.	3	112
Ameriprise Financial, Inc.	140	43,543
Ameris Bancorp	69	3,265
AMERISAFE, Inc.	6	288
Angel Oak Mortgage, Inc.	3	15
Annaly Capital Management, Inc.	86	1,814
Aon Plc - Class A	43	12,920
Apollo Commercial Real Estate Finance, Inc.	40	427
Apollo Global Management, Inc.	170	10,835
Arbor Realty Trust, Inc.	46	613
Arch Capital Group Ltd.(1)	115	7,203
Ares Commercial Real Estate Corp.	15	155
Ares Management Corp. - Class A	115	7,901
Argo Group International Holdings Ltd.	9	229
ARMOUR Residential REIT, Inc.	36	205
Arrow Financial Corp.	4	138
Arthur J. Gallagher & Co.	125	23,537
Artisan Partners Asset Management, Inc. - Class A	6	183
Assetmark Financial Holdings, Inc.(1)	6	144
Associated Banc-Corp.	290	6,706
Associated Capital Group, Inc. - Class A(2)	0	20
Assurant, Inc.	1	187
Assured Guaranty Ltd.	2	109
Atlantic Union Bankshares Corp.	21	755
Atlanticus Holdings Corp.(1)	1	13
Axis Capital Holdings Ltd.	137	7,404
Axos Financial, Inc.(1)	15	556
Bakkt Holdings, Inc.(1)	17	20
Banc of California, Inc.	14	222
BancFirst Corp.	2	204
Banco Latinoamericano de Comercio Exterior SA - Class E	8	129
Bancorp, Inc.(1)	6	172
Bank First Corp.	2	209
Bank of Hawaii Corp.	128	9,916

Bank of Marin Bancorp	5	151
Bank of New York Mellon Corp.	130	5,912
Bank of NT Butterfield & Son Ltd.	360	10,722
Bank OZK	258	10,351
BankUnited, Inc.	222	7,531
Bankwell Financial Group, Inc.	2	56
Banner Corp.	9	579
Bar Harbor Bankshares	4	133
BayCom Corp.	3	64
BCB Bancorp, Inc.	4	78
Berkshire Hills Bancorp, Inc.	12	353
BGC Partners, Inc. - Class A	89	337
Blackstone Mortgage Trust, Inc. - Class A	48	1,016
Blue Foundry Bancorp(1)	7	95
Blue Ridge Bankshares, Inc.	4	54
BOK Financial Corp.	69	7,198
Bread Financial Holdings, Inc.	13	506
Bridgewater Bancshares, Inc.(1)	5	88
Bright Health Group, Inc.(1)	54	35
Brighthouse Financial, Inc.(1)	113	5,817
Brightsphere Investment Group, Inc.	686	14,112
BrightSpire Capital, Inc. - Class A	27	168
Broadmark Realty Capital, Inc.	37	131
Brookline Bancorp, Inc.	626	8,854
Brown & Brown, Inc.	7	378
Business First Bancshares, Inc.	7	163
Byline Bancorp, Inc.	7	167
Cadence Bank	731	18,022
Cambridge Bancorp	2	171
Camden National Corp.	4	180
Cannae Holdings, Inc.(1)	20	417
Capital Bancorp, Inc.	3	64
Capital City Bank Group, Inc.	4	131
Capitol Federal Financial, Inc.	35	301
Capstar Financial Holdings, Inc.	6	107
Carlyle Group, Inc.	6	186
Carter Bankshares, Inc.(1)	7	118
Cathay General Bancorp	394	16,060
CBOE Global Markets, Inc.	128	16,092
Central Pacific Financial Corp.	7	147
Chicago Atlantic Real Estate Finance, Inc.	1	19
Chimera Investment Corp.	215	1,182
Cincinnati Financial Corp.	5	477
Citizens & Northern Corp.	5	104
Citizens Financial Group, Inc.	231	9,093
City Holding Co.	4	367
Civista Bancshares, Inc.	5	102
Claros Mortgage Trust, Inc.	26	382
CNA Financial Corp.	76	3,204
CNB Financial Corp.	6	147
CNO Financial Group, Inc.	366	8,357
Coinbase Global, Inc. - Class A(1)	5	173
Colony Bankcorp, Inc.	5	60
Columbia Banking System, Inc.	21	636
Columbia Financial, Inc.(1)	6	136
Comerica, Inc.	4	263
Commerce Bancshares, Inc.	3	234
Community Bank System, Inc.	14	901
Community Trust Bancorp, Inc.	5	213
Compass Diversified Holdings	208	3,791
ConnectOne Bancorp, Inc.	54	1,296
Consumer Portfolio Services, Inc.(1)	3	28
Cowen, Inc. - Class A	8	293
Crawford & Co. - Class A	4	22
Credit Acceptance Corp.(1)(2)	0	86
CrossFirst Bankshares, Inc.(1)	13	164
Cullen/Frost Bankers, Inc.	2	235
Curo Group Holdings Corp.	2	8
Customers Bancorp, Inc.(1)	8	232

CVB Financial Corp.	788	20,296
Dime Community Bancshares, Inc.	9	293
Discover Financial Services	251	24,553
Donegal Group, Inc. - Class A	5	64
Donnelley Financial Solutions, Inc.(1)	133	5,138
Dynex Capital, Inc.	13	162
Eagle Bancorp, Inc.	8	375
East West Bancorp, Inc.	442	29,144
Eastern Bankshares, Inc.	35	611
eHealth, Inc.(1)	6	31
Element Fleet Management Corp.	468	6,380
Ellington Financial, Inc.	17	206
Employers Holdings, Inc.	7	314
Enact Holdings, Inc.	21	508
Encore Capital Group, Inc.(1)	7	314
Enova International, Inc.(1)	9	335
Enstar Group Ltd.(1)	22	5,021
Enterprise Bancorp, Inc.	3	95
Enterprise Financial Services Corp.	10	502
Equitable Holdings, Inc.	11	322
Equity Bancshares, Inc. - Class A	5	151
Erie Indemnity Co. - Class A(2)	0	51
Esquire Financial Holdings, Inc.(2)	0	13
Essent Group Ltd.	98	3,824
Evercore, Inc. - Class A	1	122
Everest Re Group Ltd.	98	32,325
EZCORP, Inc. - Class A(1)	13	107
F&G Annuities & Life, Inc.(1)	1	11
FactSet Research Systems, Inc.	73	29,430
Farmers & Merchants Bancorp, Inc.	2	67
Farmers National Banc Corp.	10	134
FB Financial Corp.	11	383
Federal Agricultural Mortgage Corp. - Class C	3	289
Fidelity National Financial, Inc.	8	298
Fifth Third Bancorp	780	25,606
Finance Of America Companies, Inc. - Class A(1)	11	14
Financial Institutions, Inc.	5	113
First American Financial Corp.	103	5,406
First Bancorp	9	405
First Bancorp	353	4,495
First Bancorp, Inc.	3	88
First Bancshares, Inc.	6	202
First Bank/Hamilton NJ	4	57
First Busey Corp.	15	374
First Business Financial Services, Inc.	2	82
First Citizens BancShares, Inc. - Class A(2)	0	193
First Commonwealth Financial Corp.	25	350
First Community Bankshares, Inc.	5	157
First Financial Bancorp	25	605
First Financial Corp.	3	157
First Foundation, Inc.	15	212
First Guaranty Bancshares, Inc.	1	34
First Hawaiian, Inc.	330	8,605
First Horizon Corp.	16	390
First Internet Bancorp	3	61
First Interstate BancSystem, Inc. - Class A	311	12,010
First Merchants Corp.	41	1,697
First Mid Bancshares, Inc.	17	546
First of Long Island Corp.	7	121
First Republic Bank	349	42,504
First Western Financial, Inc.(1)	2	57
FirstCash Holdings, Inc.	5	464
Five Star Bancorp	2	66
Flushing Financial Corp.	9	166
FNB Corp.	332	4,336
Focus Financial Partners, Inc. - Class A(1)	214	7,982
Franklin BSP Realty Trust, Inc.	23	301
Franklin Resources, Inc.	9	226
FS KKR Capital Corp.	122	2,137

Fulton Financial Corp.	47	796
FVCBankcorp, Inc.(1)	3	64
GCM Grosvenor, Inc. - Class A	2	12
Genworth Financial, Inc. - Class A(1)	135	712
German American Bancorp, Inc.	8	310
Glacier Bancorp, Inc.	385	19,051
Globe Life, Inc.	98	11,769
Goosehead Insurance, Inc. - Class A(1)	1	20
Granite Point Mortgage Trust, Inc.	14	75
Great Southern Bancorp, Inc.	3	167
Green Dot Corp. - Class A(1)	11	182
Greenlight Capital Re Ltd. - Class A(1)	7	60
Guaranty Bancshares, Inc.	2	80
Hancock Whitney Corp.	24	1,177
Hanmi Financial Corp.	293	7,264
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	23	668
Hanover Insurance Group, Inc.	57	7,637
HarborOne Bancorp, Inc.	13	182
Hartford Financial Services Group, Inc.	322	24,402
HBT Financial, Inc.	3	64
Heartland Financial USA, Inc.	12	561
Heritage Commerce Corp.	17	227
Heritage Financial Corp.	9	284
Hilltop Holdings, Inc.	14	429
Hingham Institution for Savings(2)	0	104
Hippo Holdings, Inc.(1)	5	63
Home Bancorp, Inc.	2	82
Home Bancshares, Inc.	205	4,679
Home Point Capital, Inc.	3	4
HomeStreet, Inc.	5	130
HomeTrust Bancshares, Inc.	3	84
Hope Bancorp, Inc.	31	398
Horace Mann Educators Corp.	222	8,289
Horizon Bancorp, Inc.	11	171
Huntington Bancshares, Inc.	2,040	28,763
Independent Bank Corp.	6	132
Independent Bank Corp.	241	20,321
Independent Bank Group, Inc.	45	2,729
Interactive Brokers Group, Inc. - Class A	3	201
International Bancshares Corp.	15	709
Invesco Ltd.	11	202
Invesco Mortgage Capital, Inc.	10	128
Investors Title Co.(2)	0	46
Jackson Financial, Inc. - Class A	21	736
James River Group Holdings Ltd.	10	206
Janus Henderson Group Plc	4	98
Jefferies Financial Group, Inc.	6	207
John Marshall Bancorp, Inc.	3	92
Kearny Financial Corp.	17	170
Kemper Corp.	2	94
KeyCorp	1,505	26,216
KKR & Co., Inc. - Class Miscella	17	803
KKR Real Estate Finance Trust, Inc.	16	222
Ladder Capital Corp. - Class A	32	324
Lakeland Bancorp, Inc.	18	326
Lakeland Financial Corp.	116	8,482
Lazard Ltd. - Class A	110	3,813
Lemonade, Inc.(1)	13	180
LendingClub Corp.(1)	28	249
Lincoln National Corp.	83	2,563
Live Oak Bancshares, Inc.	2	61
Loews Corp.	122	7,093
Luther Burbank Corp.	4	47
M&T Bank Corp.	5	756
Macatawa Bank Corp.	8	89
Markel Corp.(1)(2)	0	407
MarketWise, Inc.(1)	6	9
MBIA, Inc.(1)	13	173
Mercantile Bank Corp.	5	157

Merchants Bancorp	5	116
Mercury General Corp.	8	265
Metrocity Bankshares, Inc.	4	86
Metropolitan Bank Holding Corp.(1)	3	166
MFA Financial, Inc.	29	289
MGIC Investment Corp.	219	2,846
Mid Penn Bancorp, Inc.	4	131
Midland States Bancorp, Inc.	6	150
MidWestOne Financial Group, Inc.	4	133
Moelis & Co. - Class A	9	355
Moneylion, Inc.(1)	31	19
Morningstar, Inc.(2)	0	16
Mr Cooper Group, Inc.(1)	228	9,135
MSCI, Inc. - Class A	1	272
MVB Financial Corp.	3	73
Nasdaq, Inc.	440	27,000
National Bank Holdings Corp. - Class A	7	315
National Western Life Group, Inc. - Class A	1	175
Navient Corp.	254	4,177
NBT Bancorp, Inc.	11	487
Nelnet, Inc. - Class A	4	373
New York Community Bancorp, Inc.	20	173
New York Mortgage Trust, Inc.	102	261
Nexpoint Real Estate Finance, Inc.	2	35
NI Holdings, Inc.(1)	2	30
Nicolet Bankshares, Inc.(1)	3	251
NMI Holdings, Inc. - Class A(1)	22	457
Northeast Bank	2	76
Northern Trust Corp.	6	552
Northfield Bancorp, Inc.	12	188
Northwest Bancshares, Inc.	33	455
OceanFirst Financial Corp.	17	366
OFG Bancorp	12	344
Old National Bancorp	349	6,279
Old Republic International Corp.	142	3,419
Old Second Bancorp, Inc.	12	199
OneMain Holdings, Inc. - Class A	3	115
Oportun Financial Corp.(1)	8	46
Oppenheimer Holdings, Inc. - Class A	2	94
OppFi, Inc.(1)	5	9
Orchid Island Capital, Inc. - Class A	10	105
Origin Bancorp, Inc.	35	1,266
Orrstown Financial Services, Inc.	3	64
Oscar Health, Inc. - Class A(1)	32	79
Pacific Premier Bancorp, Inc.	336	10,610
PacWest Bancorp	394	9,031
Park National Corp.	4	570
Parke Bancorp, Inc.	3	62
Pathward Financial, Inc.	5	236
Patria Investments Ltd. - Class A	46	647
PCB Bancorp	3	59
PCSB Financial Corp.	4	78
Peapack Gladstone Financial Corp.	5	196
PennantPark Investment Corp.	164	940
PennyMac Financial Services, Inc.	8	433
PennyMac Mortgage Investment Trust	20	243
Peoples Bancorp, Inc.	8	235
Peoples Financial Services Corp.	2	107
Perella Weinberg Partners - Class A	1	13
Pinnacle Financial Partners, Inc.	2	166
Pioneer Bancorp, Inc.(1)	4	43
Piper Sandler Companies	5	644
Popular, Inc.	43	2,831
PRA Group, Inc.(1)	11	368
Preferred Bank	4	265
Premier Financial Corp.	38	1,016
Primerica, Inc.	1	163
Primis Financial Corp.	7	84
Principal Financial Group, Inc.	80	6,725

ProAssurance Corp.	30	532
Professional Holding Corp. - Class A(1)	4	101
PROG Holdings, Inc.(1)	12	203
Prospect Capital Corp.	296	2,066
Prosperity Bancshares, Inc.	164	11,938
Provident Bancorp, Inc.	5	35
Provident Financial Services, Inc.	66	1,414
Prudential Financial, Inc.	11	1,116
QCR Holdings, Inc.	21	1,022
Radian Group, Inc.	45	854
Raymond James Financial, Inc.	65	6,903
RBB Bancorp	5	94
Ready Capital Corp.	20	223
Red River Bancshares, Inc.	1	60
Redwood Trust, Inc.	31	211
Regional Management Corp.	2	56
Regions Financial Corp.	506	10,917
Reinsurance Group of America, Inc. - Class A	114	16,128
RenaissanceRe Holdings Ltd.	30	5,492
Renasant Corp.	15	552
Republic Bancorp, Inc. - Class A	3	105
Republic First Bancorp, Inc.(1)	13	27
Rithm Capital Corp.	1,955	15,972
Robinhood Markets, Inc. - Class A(1)	17	137
Rocket Companies, Inc. - Class A	2	11
Root, Inc. - Class A(1)	3	13
S&T Bancorp, Inc.	10	358
Safety Insurance Group, Inc.	4	321
Sandy Spring Bancorp, Inc.	165	5,797
Sculptor Capital Management, Inc. - Class A	3	30
Seacoast Banking Corp. of Florida	16	506
SEI Investments Co.	3	179
Selective Insurance Group, Inc.	264	23,378
Selectquote, Inc.(1)	33	22
Shore Bancshares, Inc.	6	97
Sierra Bancorp	4	91
Signature Bank	2	204
Silvergate Capital Corp. - Class A(1)	2	29
Simmons First National Corp. - Class A	33	711
SiriusPoint Ltd.(1)	23	136
SLM Corp.	959	15,912
SmartFinancial, Inc.	5	126
SoFi Technologies, Inc.(1)	25	115
South Plains Financial, Inc.	3	83
South State Corp.	265	20,258
Southern First Bancshares, Inc.(1)	2	96
Southern Missouri Bancorp, Inc.	2	101
Southside Bancshares, Inc.	8	295
Starwood Property Trust, Inc.	9	163
State Street Corp.	115	8,888
Stellar Bancorp, Inc.	13	372
Sterling Bancorp, Inc.(1)	4	27
Stewart Information Services Corp.	7	307
Stifel Financial Corp.	143	8,365
Stock Yards Bancorp, Inc.	1	96
StoneX Group, Inc.(1)	4	420
Summit Financial Group, Inc.	3	77
Sunlight Financial Holdings, Inc.(1)	9	12
SVB Financial Group(1)	71	16,402
SWK Holdings Corp.(1)	1	19
Synchrony Financial	14	447
Synovus Financial Corp.	4	164
T Rowe Price Group, Inc.	7	727
Texas Capital Bancshares, Inc.(1)	124	7,484
TFS Financial Corp.	1	21
Third Coast Bancshares, Inc.(1)	3	64
Tiptree, Inc.	7	95
Tompkins Financial Corp.	4	304
Towne Bank	53	1,625

TPG RE Finance Trust, Inc.	19	128
Tradeweb Markets, Inc. - Class A	1	76
Travelers Companies, Inc.	25	4,614
Trean Insurance Group, Inc.(1)	8	47
TriCo Bancshares	9	456
Triumph Financial, Inc.(1)	4	203
TrustCo Bank Corp. NY	5	189
Trustmark Corp.	16	573
Two Harbors Investment Corp.	390	6,150
UMB Financial Corp.	183	15,316
Umpqua Holdings Corp.	724	12,928
United Bankshares, Inc.	390	15,782
United Community Banks, Inc.	29	963
United Fire Group, Inc.	6	157
Unity Bancorp, Inc.	2	57
Universal Insurance Holdings, Inc.	96	1,017
Univest Financial Corp.	9	225
Unum Group	104	4,254
Upstart Holdings, Inc.(1)	2	23
USCB Financial Holdings, Inc.(1)	3	34
UWM Holdings Corp.(2)	0	1
Valley National Bancorp	423	4,784
Value Line, Inc.(2)	0	1
Velocity Financial, Inc.(1)	2	19
Veritex Holdings, Inc.	84	2,353
Victory Capital Holdings, Inc. - Class A	3	86
Virtu Financial, Inc. - Class A	3	61
Virtus Investment Partners, Inc.	2	338
Voya Financial, Inc.	107	6,606
Walker & Dunlop, Inc.	3	218
Washington Federal, Inc.	18	620
Washington Trust Bancorp, Inc.	5	244
Waterstone Financial, Inc.	5	94
Webster Financial Corp.	329	15,579
WesBanco, Inc.	16	598
West BanCorp, Inc.	4	98
Westamerica BanCorp	5	309
Western Alliance Bancorp	40	2,385
White Mountains Insurance Group Ltd.(2)	0	110
Willis Towers Watson Plc	52	12,777
Wintrust Financial Corp.	56	4,716
World Acceptance Corp.(1)(2)	0	18
WR Berkley Corp.	6	454
WSFS Financial Corp.	17	751
Zions Bancorp N.A.	288	14,150

Total Financials		1,280,843

Healthcare – 8.18%
10X Genomics, Inc. - Class A(1)(2)	0	11
1Life Healthcare, Inc.(1)	51	853
23andMe Holding Co. - Class A(1)	44	94
2seventy bio, Inc.(1)	10	94
4D Molecular Therapeutics, Inc.(1)	9	191
AbCellera Biologics, Inc.(1)	34	344
Absci Corp.(1)	14	28
Acadia Healthcare Co., Inc.(1)	3	220
Accolade, Inc.(1)	18	142
AdaptHealth Corp. - Class A(1)	410	7,875
Adaptive Biotechnologies Corp.(1)	31	235
Addus HomeCare Corp.(1)	133	13,225
Adicet Bio, Inc.(1)	8	72
ADMA Biologics, Inc.(1)	28	110
Aduro Bioteech, Inc.(1)(5)	1	3
Aerovate Therapeutics, Inc.(1)	3	76
Affimed NV(1)	3	4
Agilent Technologies, Inc.	65	9,745
Agiliti, Inc.(1)	244	3,986
agilon health, Inc.(1)(2)	0	7
Agios Pharmaceuticals, Inc.(1)	15	434
Akero Therapeutics, Inc.(1)	9	504

Align Technology, Inc.(1)	1	124
Allogene Therapeutics, Inc.(1)	23	146
Allovir, Inc.(1)	8	42
Allscripts Healthcare Solutions, Inc.(1)	30	536
Alpha Teknova, Inc.(1)	3	15
Alphatec Holdings, Inc.(1)	2	25
Alpine Immune Sciences, Inc.(1)	4	29
ALX Oncology Holdings, Inc.(1)	6	71
Amedisys, Inc.(1)	1	81
American Well Corp. - Class A(1)	67	188
AmerisourceBergen Corp. - Class A	299	49,613
AMN Healthcare Services, Inc.(1)	86	8,817
Amylyx Pharmaceuticals, Inc.(1)	12	425
AN2 Therapeutics, Inc.(1)	2	22
AnaptysBio, Inc.(1)	6	180
AngioDynamics, Inc.(1)	11	145
ANI Pharmaceuticals, Inc.(1)	4	143
Anika Therapeutics, Inc.(1)	4	127
Arbutus Biopharma Corp.(1)	13	30
Arcellx, Inc.(1)	8	260
Arcturus Therapeutics Holdings, Inc.(1)	1	12
Arcus Biosciences, Inc.(1)	15	304
Artivion, Inc.(1)	2	22
Atara Biotherapeutics, Inc.(1)	23	77
Atea Pharmaceuticals, Inc.(1)	21	102
Athira Pharma, Inc.(1)	8	25
ATI Physical Therapy, Inc.(1)	27	8
AtriCure, Inc.(1)	5	206
Avanos Medical, Inc.(1)	13	349
Avantor, Inc.(1)	663	13,986
Aveanna Healthcare Holdings, Inc.(1)	15	12
Avidity Biosciences, Inc.(1)	15	337
Azenta, Inc.(1)	2	128
Berkeley Lights, Inc.(1)	15	40
BioCryst Pharmaceuticals, Inc.(1)	16	184
Biogen, Inc.(1)	4	1,202
Biohaven Ltd.(1)	7	91
BioLife Solutions, Inc.(1)	9	156
BioMarin Pharmaceutical, Inc.(1)	6	575
Bionano Genomics, Inc.(1)	82	120
Bio-Rad Laboratories, Inc. - Class A(1)	1	274
Bioventus, Inc. - Class A(1)	11	28
Bioxcel Therapeutics, Inc.(1)	5	118
Bluebird Bio, Inc.(1)	24	166
Boston Scientific Corp.(1)	256	11,864
Bridgebio Pharma, Inc.(1)	11	83
Brookdale Senior Living, Inc.(1)	51	140
Butterfly Network, Inc.(1)	39	96
C4 Therapeutics, Inc.(1)	12	70
Cara Therapeutics, Inc.(1)	13	139
Cardinal Health, Inc.	85	6,538
Cardiovascular Systems, Inc.(1)	5	65
CareMax, Inc.(1)	16	58
Caribou Biosciences, Inc.(1)	16	98
Castle Biosciences, Inc.(1)	7	161
Catalent, Inc.(1)	4	166
Celldex Therapeutics, Inc.(1)	10	456
Centene Corp.(1)	60	4,944
Century Therapeutics, Inc.(1)	5	26
Certara, Inc.(1)	1	21
Charles River Laboratories International, Inc.(1)(2)	0	23
Chemed Corp.(2)	0	143
Chimerix, Inc.(1)	7	14
Chinook Therapeutics, Inc.(1)	14	377
Cigna Corp.	18	6,073
CinCor Pharma, Inc.(1)	7	82
Cogent Biosciences, Inc.(1)	18	205
Community Health Systems, Inc.(1)	36	154
Computer Programs & Systems, Inc.(1)	4	101

Cooper Companies, Inc.	43	14,150
Crinetics Pharmaceuticals, Inc.(1)	13	238
Cross Country Healthcare, Inc.(1)	9	236
CryoPort, Inc.(1)	2	38
CTI BioPharma Corp.(1)	23	138
Cue Health, Inc.(1)	30	62
Cullinan Oncology, Inc.(1)	8	89
Cytokinetics, Inc.(1)	2	97
DaVita, Inc.(1)	65	4,854
Day One Biopharmaceuticals, Inc.(1)	8	169
Deciphera Pharmaceuticals, Inc.(1)	9	151
Definitive Healthcare Corp. - Class A(1)(2)	0	5
Dentsply Sirona, Inc.	6	204
Design Therapeutics, Inc.(1)	9	97
DICE Therapeutics, Inc.(1)	10	314
Doximity, Inc. - Class A(1)	2	59
Dyne Therapeutics, Inc.(1)	9	99
Edgewise Therapeutics, Inc.(1)	10	91
Editas Medicine, Inc. - Class A(1)	20	180
Eiger BioPharmaceuticals, Inc.(1)	1	2
Elanco Animal Health, Inc.(1)	385	4,702
Embecta Corp.	55	1,382
Emergent BioSolutions, Inc.(1)	14	170
Enanta Pharmaceuticals, Inc.(1)	5	227
Encompass Health Corp.	3	176
Enhabit, Inc.(1)	1	19
Enochian Biosciences, Inc.(1)	7	7
Enovis Corp.(1)	264	14,117
Envista Holdings Corp.(1)	392	13,195
EQRx, Inc.(1)	56	137
Erasca, Inc.(1)	17	75
Exact Sciences Corp.(1)	4	211
Exelixis, Inc.(1)	1	22
EyePoint Pharmaceuticals, Inc.(1)	5	17
FibroGen, Inc.(1)	3	41
Figs, Inc. - Class A(1)	5	32
Fulcrum Therapeutics, Inc.(1)	12	86
Fulgent Genetics, Inc.(1)	6	171
Gelesis Holdings, Inc.(1)	8	2
Generation Bio Co.(1)	13	51
Geron Corp.(1)	32	78
Globus Medical, Inc. - Class A(1)	2	161
HCA Healthcare, Inc.	63	15,177
Health Catalyst, Inc.(1)	16	168
HealthStream, Inc.(1)	6	161
Henry Schein, Inc.(1)	4	325
HilleVax, Inc.(1)	4	63
Hims & Hers Health, Inc.(1)	5	31
Hologic, Inc.(1)	184	13,753
Horizon Therapeutics Plc(1)(2)	0	56
Humana, Inc.	28	14,348
ICON Plc(1)	124	24,181
Icosavax, Inc.(1)	7	58
ICU Medical, Inc.(1)	41	6,462
Ideaya Biosciences, Inc.(1)	13	229
IGM Biosciences, Inc.(1)	1	15
Imago Biosciences, Inc.(1)	3	105
ImmunityBio, Inc.(1)	5	24
ImmunoGen, Inc.(1)	31	153
Immunovant, Inc.(1)	13	224
Inari Medical, Inc.(1)	1	74
Incyte Corp.(1)	1	60
Innovage Holding Corp.(1)	4	32
Innoviva, Inc.(1)	147	1,952
Inogen, Inc.(1)	6	127
Inotiv, Inc.(1)	5	26
Inovio Pharmaceuticals, Inc.(1)	73	115
Instil Bio, Inc.(1)	18	11
Integer Holdings Corp.(1)	178	12,194

Integra LifeSciences Holdings Corp.(1)	2	121
Intellia Therapeutics, Inc.(1)	9	297
Invitae Corp.(1)	67	124
Invivyd, Inc.(1)	14	21
Ionis Pharmaceuticals, Inc.(1)(2)	0	13
Iovance Biotherapeutics, Inc.(1)	42	268
IQVIA Holdings, Inc.(1)	132	27,000
Ironwood Pharmaceuticals, Inc. - Class A(1)	370	4,578
iTeos Therapeutics, Inc.(1)	7	132
Janux Therapeutics, Inc.(1)	5	60
Jazz Pharmaceuticals Plc(1)	83	13,161
Jounce Therapeutics, Inc.(1)	15	17
KalVista Pharmaceuticals, Inc.(1)	6	41
Keros Therapeutics, Inc.(1)(2)	0	11
Kezar Life Sciences, Inc.(1)	15	104
Kiniksa Pharmaceuticals Ltd. - Class A(1)	1	9
Kinnate Biopharma, Inc.(1)	8	47
Kodiak Sciences, Inc.(1)	10	68
Kronos Bio, Inc.(1)	10	16
Krystal Biotech, Inc.(1)	4	323
Kura Oncology, Inc.(1)	19	232
Kymera Therapeutics, Inc.(1)	10	261
Laboratory Corp. of America Holdings	44	10,471
Lantheus Holdings, Inc.(1)	241	12,292
Lexicon Pharmaceuticals, Inc.(1)	14	26
LifeStance Health Group, Inc.(1)	19	92
Ligand Pharmaceuticals, Inc.(1)	4	247
Liquidia Corp.(1)	6	36
LivaNova Plc(1)	4	206
Lyell Immunopharma, Inc.(1)	49	170
MacroGenics, Inc.(1)	16	110
MannKind Corp.(1)	64	339
Maravai LifeSciences Holdings, Inc. - Class A(1)	215	3,073
Masimo Corp.(1)(2)	0	51
MaxCyte, Inc.(1)	25	137
McKesson Corp.	25	9,265
MeiraGTx Holdings Plc(1)	8	50
Merit Medical Systems, Inc.(1)	2	159
Mersana Therapeutics, Inc.(1)	25	149
MiMedx Group, Inc.(1)	31	87
Mirati Therapeutics, Inc.(1)	1	59
ModivCare, Inc.(1)	120	10,807
Molina Healthcare, Inc.(1)(2)	0	126
Monte Rosa Therapeutics, Inc.(1)	9	65
Morphic Holding, Inc.(1)	1	24
Multiplan Corp.(1)	107	123
Myriad Genetics, Inc.(1)	22	326
NanoString Technologies, Inc.(1)	1	12
Nano-X Imaging Ltd.(1)	11	82
Natera, Inc.(1)(2)	0	6
National HealthCare Corp.	3	207
Nautilus Biotechnology, Inc. - Class A(1)	11	20
Nektar Therapeutics - Class A(1)	49	110
Neogen Corp.(1)	5	73
NeoGenomics, Inc.(1)	36	331
NextGen Healthcare, Inc.(1)	8	159
NGM Biopharmaceuticals, Inc.(1)	5	25
Nkarta, Inc.(1)	9	53
Nurix Therapeutics, Inc.(1)	14	150
Nuvalent, Inc. - Class A(1)	6	172
Nuvation Bio, Inc.(1)	34	65
Oak Street Health, Inc.(1)	3	74
OmniAb, Inc.(1)	18	66
OmniAb, Inc. - Class CR3(1)(2)(5)	2	–
OmniAb, Inc. - Class CR4(1)(2)(5)	2	–
OPKO Health, Inc.(1)	120	150
OraSure Technologies, Inc.(1)	20	96
Organon & Co.	171	4,780
Orthofix Medical, Inc.(1)	5	111

Owens & Minor, Inc.(1)	18	361
P3 Health Partners, Inc.(1)	2	4
Pacific Biosciences of California, Inc.(1)	64	525
Pardes Biosciences, Inc. - Class A(1)	15	25
Patterson Companies, Inc.	96	2,686
Pear Therapeutics, Inc.(1)	13	16
Pediatrix Medical Group, Inc.(1)	23	346
PepGen, Inc.(1)	3	44
PerkinElmer, Inc.	4	536
Perrigo Co. Plc	4	138
PetIQ, Inc. - Class A(1)	2	18
Phreesia, Inc.(1)	7	242
PMV Pharmaceuticals, Inc.(1)	11	96
Point Biopharma Global, Inc. - Class A(1)	1	11
Praxis Precision Medicines, Inc.(1)	12	28
Precigen, Inc.(1)	5	7
Premier, Inc. - Class A	246	8,588
Prestige Consumer Healthcare, Inc.(1)	255	15,988
Prime Medicine, Inc.(1)	2	30
Protagonist Therapeutics, Inc.(1)	13	139
Provention Bio, Inc.(1)	2	26
PTC Therapeutics, Inc.(1)	5	187
QIAGEN NV(1)	7	344
Quanterix Corp.(1)	8	112
Quantum-Si, Inc.(1)	24	44
Quest Diagnostics, Inc.	3	540
QuidelOrtho Corp.(1)	78	6,642
Rallybio Corp.(1)	1	9
RAPT Therapeutics, Inc.(1)	2	43
Reata Pharmaceuticals, Inc. - Class A(1)	1	46
Recursion Pharmaceuticals, Inc. - Class A(1)	34	266
REGENXBIO, Inc.(1)	11	254
Relay Therapeutics, Inc.(1)	22	325
Relmada Therapeutics, Inc.(1)	2	8
Repligen Corp.(1)(2)	0	81
Replimune Group, Inc.(1)	12	314
REVOLUTION Medicines, Inc.(1)	18	440
Rocket Pharmaceuticals, Inc.(1)	15	300
Royalty Pharma Plc - Class A	11	447
RxSight, Inc.(1)	1	7
Sage Therapeutics, Inc.(1)	15	566
Sana Biotechnology, Inc.(1)	24	97
Sangamo Therapeutics, Inc.(1)	35	108
Science 37 Holdings, Inc.(1)	3	1
SeaSpine Holdings Corp.(1)	9	77
Seer, Inc. - Class A(1)	15	90
Select Medical Holdings Corp.	5	114
Sema4 Holdings Corp.(1)	39	10
Sharecare, Inc.(1)	82	131
Sight Sciences, Inc.(1)	6	69
Signify Health, Inc. - Class A(1)	2	67
Singular Genomics Systems, Inc.(1)	15	30
SomaLogic, Inc.(1)	36	90
Sorrento Therapeutics, Inc.(1)	106	94
SpringWorks Therapeutics, Inc.(1)	8	218
STERIS Plc	3	558
Stoke Therapeutics, Inc.(1)	6	54
Supernus Pharmaceuticals, Inc.(1)	14	503
Surgery Partners, Inc.(1)	2	45
Sutro Biopharma, Inc.(1)	15	120
Syndax Pharmaceuticals, Inc.(1)	12	296
Syneos Health, Inc. - Class A(1)	356	13,042
Tactile Systems Technology, Inc.(1)	3	38
Talaris Therapeutics, Inc.(1)	8	8
Tandem Diabetes Care, Inc.(1)(2)	0	6
Tango Therapeutics, Inc.(1)	12	90
Tarsus Pharmaceuticals, Inc.(1)	5	73
Teladoc Health, Inc.(1)	4	102
Teleflex, Inc.	1	357

Tenaya Therapeutics, Inc.(1)	9	19
Tenet Healthcare Corp.(1)	3	157
Theravance Biopharma, Inc.(1)	2	21
Theseus Pharmaceuticals, Inc.(1)	4	21
Third Harmonic Bio, Inc.(1)	2	8
Travere Therapeutics, Inc. - Class Preferre(1)	1	29
Tricida, Inc.(1)	11	2
Twist Bioscience Corp.(1)	5	112
Tyra Biosciences, Inc.(1)	3	26
Ultragenyx Pharmaceutical, Inc.(1)(2)	0	23
United Therapeutics Corp.(1)	31	8,744
Universal Health Services, Inc. - Class B	35	4,941
Utah Medical Products, Inc.(2)	0	6
Vanda Pharmaceuticals, Inc.(1)	15	110
Varex Imaging Corp.(1)	11	221
Vaxart, Inc.(1)	25	24
VBI Vaccines, Inc.(1)	50	19
Vera Therapeutics, Inc. - Class A(1)(2)	0	7
Veracyte, Inc.(1)	20	483
Verve Therapeutics, Inc.(1)	11	221
Viatris, Inc.	269	2,997
ViewRay, Inc.(1)	4	18
Vir Biotechnology, Inc.(1)	21	520
Viridian Therapeutics, Inc.(1)	3	81
VistaGen Therapeutics, Inc.(1)	11	1
Xencor, Inc.(1)	16	427
Zentalis Pharmaceuticals, Inc.(1)	1	15
Zimmer Biomet Holdings, Inc.	100	12,746
Zimvie, Inc.(1)	40	378
Zogenix, Inc.(1)(5)	21	13

Total Healthcare		488,210

Industrials – 18.91%
3D Systems Corp.(1)	37	273
AAR Corp.(1)	10	438
ABM Industries, Inc.	259	11,502
ACCO Brands Corp.	26	145
Acuity Brands, Inc.	1	161
ACV Auctions, Inc. - Class A(1)	17	136
Advanced Drainage Systems, Inc.	77	6,279
AECOM	4	315
Aerojet Rocketdyne Holdings, Inc.(1)	6	310
AerSale Corp.(1)	6	90
AGCO Corp.	77	10,667
Air Lease Corp. - Class A	266	10,218
Air Transport Services Group, Inc.(1)	10	266
Alamo Group, Inc.(2)	0	60
Alaska Air Group, Inc.(1)	479	20,565
Albany International Corp. - Class A	7	699
Alight, Inc. - Class A(1)	96	804
Allegiant Travel Co. - Class A(1)	45	3,079
Allegion Plc	229	24,128
Allied Motion Technologies, Inc.(2)	0	12
Allison Transmission Holdings, Inc.	110	4,582
Alta Equipment Group, Inc.	5	63
Altra Industrial Motion Corp.	133	7,928
American Airlines Group, Inc.(1)	132	1,675
American Woodmark Corp.(1)	4	216
AMETEK, Inc.	364	50,878
AO Smith Corp.	3	167
API Group Corp.(1)	59	1,102
ArcBest Corp.	49	3,407
Archer Aviation, Inc. - Class A(1)	39	74
Arcosa, Inc.	154	8,348
Argan, Inc.	4	139
Armstrong World Industries, Inc.	1	39
ASGN, Inc.(1)	86	6,967
Astec Industries, Inc.	6	262
Astra Space, Inc.(1)	35	15
Astronics Corp.(1)	7	77

Atkore, Inc.(1)	62	7,077
Atlas Air Worldwide Holdings, Inc.(1)	8	797
Atlas Technical Consultants, Inc.(1)	1	7
Avis Budget Group, Inc.(1)	1	127
Axon Enterprise, Inc.(1)	84	13,857
AZEK Co., Inc. - Class A(1)	600	12,192
AZZ, Inc.	7	284
Barnes Group, Inc.	14	567
Barrett Business Services, Inc.	12	1,138
Beacon Roofing Supply, Inc.(1)	82	4,317
Bird Global, Inc. - Class A(1)	64	12
Blade Air Mobility, Inc.(1)	16	59
BlueLinx Holdings, Inc.(1)	2	172
Boise Cascade Co.	100	6,844
Brady Corp. - Class A	3	135
BrightView Holdings, Inc.(1)	12	86
Brink’s Co.	228	12,248
Brookfield Business Corp. - Class A	1	21
Builders FirstSource, Inc.(1)	63	4,057
BWX Technologies, Inc.	182	10,555
CACI International, Inc. - Class A(1)	111	33,264
Caesarstone Ltd.	6	34
Carlisle Companies, Inc.(2)	0	57
Carrier Global Corp.	25	1,043
Casella Waste Systems, Inc. - Class A(1)	157	12,444
CBIZ, Inc.(1)	295	13,821
CECO Environmental Corp.(1)	39	456
CH Robinson Worldwide, Inc.	3	235
Charah Solutions, Inc.(1)	6	33
Cintas Corp.(2)	0	79
CIRCOR International, Inc.(1)	4	86
Clarivate Plc(1)	14	120
Clean Harbors, Inc.(1)	2	174
Columbus McKinnon Corp.	8	259
CompX International, Inc.	1	9
Concrete Pumping Holdings, Inc.(1)	7	43
Copa Holdings SA - Class A(1)	1	71
Copart, Inc.(1)	192	11,693
Core & Main, Inc. - Class A(1)	1	27
CoreCivic, Inc.(1)	189	2,190
Costamare, Inc.	15	140
CoStar Group, Inc.(1)	10	809
Covenant Logistics Group, Inc. - Class A	3	88
Crane Holdings Co.	223	22,358
Cummins, Inc.	47	11,380
Curtiss-Wright Corp.	63	10,540
Custom Truck One Source, Inc.(1)	11	68
Delta Air Lines, Inc.(1)	76	2,484
Deluxe Corp.	164	2,789
Desktop Metal, Inc. - Class A(1)	78	106
DIRTT Environmental Solutions(1)	126	67
Distribution Solutions Group, Inc.(1)(2)	0	9
Donaldson Co., Inc.	3	181
Dover Corp.	171	23,159
Driven Brands Holdings, Inc.(1)	2	49
Ducommun, Inc.(1)	3	156
Dun & Bradstreet Holdings, Inc.	7	91
DXP Enterprises, Inc.(1)	40	1,109
Dycom Industries, Inc.(1)	13	1,174
Eagle Bulk Shipping, Inc.	4	186
Eaton Corp. Plc	109	17,154
EMCOR Group, Inc.	30	4,384
Encore Wire Corp.	5	686
EnerSys	10	758
Eneti, Inc.	7	67
Ennis, Inc.	7	163
EnPro Industries, Inc.	6	639
Equifax, Inc.	43	8,445
Esab Corp.	474	22,262

ESCO Technologies, Inc.	147	12,879
ESS Tech, Inc.(1)	2	5
Expeditors International of Washington, Inc.	98	10,198
Fathom Digital Manufacturing C(1)	4	6
Federal Signal Corp.	274	12,739
Ferguson Plc	88	11,140
First Advantage Corp.(1)	15	201
Flowserve Corp.	279	8,554
Fluor Corp.(1)	4	122
Fortive Corp.	11	690
Fortune Brands Innovations, Inc.	3	147
Forward Air Corp.	156	16,394
FTI Consulting, Inc.(1)	1	93
FuelCell Energy, Inc.(1)	30	83
Gates Industrial Corp. Plc(1)	229	2,618
GATX Corp.	9	994
Genco Shipping & Trading Ltd.	10	160
GEO Group, Inc.(1)	32	348
Gibraltar Industries, Inc.(1)	285	13,078
Global Industrial Co.	1	19
GMS, Inc.(1)	54	2,705
Golden Ocean Group Ltd.	35	305
Gorman-Rupp Co.	5	128
Graco, Inc.	2	105
Graham Corp.(1)	15	146
Granite Construction, Inc.	13	439
Great Lakes Dredge & Dock Corp.(1)	14	81
Greenbrier Companies, Inc.	9	304
Griffon Corp.	6	226
GXO Logistics, Inc.(1)	3	120
Harsco Corp.(1)	22	140
Hawaiian Holdings, Inc.(1)	15	150
Hayward Holdings, Inc.(1)	436	4,099
Healthcare Services Group, Inc.	11	132
Heartland Express, Inc.	13	203
HEICO Corp.(2)	0	15
HEICO Corp. - Class A(2)	0	18
Heidrick & Struggles International, Inc.	6	157
Heritage-Crystal Clean, Inc.(1)	4	146
Hertz Global Holdings, Inc.(1)	6	88
Hexcel Corp.	190	11,176
Hillenbrand, Inc.	111	4,751
Hillman Solutions Corp.(1)	215	1,548
HireRight Holdings Corp.(1)	337	3,992
Howmet Aerospace, Inc.	511	20,152
Hub Group, Inc. - Class A(1)	9	693
Hubbell, Inc. - Class B	33	7,799
Huntington Ingalls Industries, Inc.	23	5,405
Huron Consulting Group, Inc.(1)	2	165
Hydrofarm Holdings Group, Inc.(1)	10	16
Hyliion Holdings Corp.(1)	37	86
Hyster-Yale Materials Handling, Inc.	3	76
IAA, Inc.(1)	1	26
ICF International, Inc.	122	12,131
IDEX Corp.	2	434
IES Holdings, Inc.(1)	1	31
Ingersoll Rand, Inc.	12	643
Interface, Inc. - Class A	3	27
ITT, Inc.	129	10,447
Jacobs Solutions, Inc.	4	467
JB Hunt Transport Services, Inc.(2)	0	46
JELD-WEN Holding, Inc.(1)	15	147
JetBlue Airways Corp.(1)	10	64
Joby Aviation, Inc.(1)	8	28
Kaman Corp.	8	176
KAR Auction Services, Inc.(1)	143	1,862
Karat Packaging, Inc.	12	169
KBR, Inc.	219	11,551
Kelly Services, Inc. - Class A	10	162

Kennametal, Inc.	23	560
Kimball International, Inc. - Class B	10	63
Kirby Corp.(1)	133	8,588
Knight-Swift Transportation Holdings, Inc. - Class A	5	249
Korn Ferry	65	3,274
Kratos Defense & Security Solutions, Inc.(1)	35	365
L3Harris Technologies, Inc.	21	4,319
Landstar System, Inc.	60	9,720
Leidos Holdings, Inc.	67	7,054
Lennox International, Inc.	1	229
Leonardo DRS, Inc.(1)	37	476
Li-Cycle Holdings Corp.(1)	25	117
Loomis AB - Class B	46	1,265
Luxfer Holdings Plc	35	477
Lyft, Inc. - Class A(1)	2	21
Manitowoc Co., Inc.(1)	10	88
ManpowerGroup, Inc.	60	4,996
Markforged Holding Corp.(1)	26	30
Marten Transport Ltd.	4	87
Masco Corp.	257	12,015
MasTec, Inc.(1)	2	159
Masterbrand, Inc.(1)	3	19
Matson, Inc.	11	660
Matthews International Corp. - Class A	9	260
Maxar Technologies, Inc.	165	8,525
MDU Resources Group, Inc.	155	4,688
Mercury Systems, Inc.(1)	2	67
Microvast Holdings, Inc.(1)	18	27
Middleby Corp.(1)	2	204
Miller Industries, Inc.	3	72
MillerKnoll, Inc.	262	5,499
Momentus, Inc.(1)	13	10
Moog, Inc. - Class A	58	5,084
MSA Safety, Inc.	1	98
MSC Industrial Direct Co., Inc. - Class A	1	116
Mueller Industries, Inc.	10	596
National Presto Industries, Inc.	1	96
Nikola Corp.(1)	8	18
NL Industries, Inc.	3	18
Nordson Corp.	1	316
Norfolk Southern Corp.	53	13,151
Northwest Pipe Co.(1)	2	76
NOW, Inc.(1)	31	397
NuScale Power Corp.(1)	9	93
nVent Electric Plc	929	35,757
Oshkosh Corp.	2	178
Otis Worldwide Corp.	374	29,251
Owens Corning	66	5,666
PACCAR, Inc.	10	1,021
Park Aerospace Corp.	6	75
Parker-Hannifin Corp.	119	34,600
Parsons Corp.(1)	10	443
Pentair Plc	5	225
Planet Labs PBC(1)	5	21
Plug Power, Inc.(1)	8	97
Powell Industries, Inc.	3	90
Preformed Line Products Co.	1	61
Primoris Services Corp.	14	309
Proterra, Inc.(1)	34	127
Proto Labs, Inc.(1)	7	166
Quad/Graphics, Inc.(1)	8	33
Quanex Building Products Corp.	9	220
Quanta Services, Inc.	2	276
Radiant Logistics, Inc.(1)	8	39
RBC Bearings, Inc.(1)	7	1,446
Redwire Corp.(1)	6	12
Regal Rexnord Corp.	152	18,269
Republic Services, Inc. - Class A	219	28,300
Resideo Technologies, Inc.(1)	332	5,469

Resources Connection, Inc.	9	162
REV Group, Inc.	9	112
Ritchie Bros Auctioneers, Inc.	86	4,989
Robert Half International, Inc.	59	4,338
Rockwell Automation, Inc.	1	292
Rollins, Inc.	1	20
Rush Enterprises, Inc. - Class A	12	614
Rush Enterprises, Inc. - Class B	2	99
RXO, Inc.(1)	334	5,744
Ryder System, Inc.	40	3,381
Safe Bulkers, Inc.	21	62
Schneider National, Inc. - Class B	272	6,354
Science Applications International Corp.	88	9,755
Sensata Technologies Holding Plc	263	10,614
SiteOne Landscape Supply, Inc.(1)	1	62
Skillsoft Corp.(1)	22	28
SkyWest, Inc.(1)	14	235
Snap-on, Inc.	25	5,776
Southwest Airlines Co.(1)	18	602
Spire Global, Inc.(1)	36	34
Spirit AeroSystems Holdings, Inc. - Class A(2)	0	5
Spirit Airlines, Inc.(1)	31	599
SPX Technologies, Inc.(1)	12	811
Standex International Corp.	130	13,314
Stanley Black & Decker, Inc.	4	338
Steelcase, Inc. - Class A	24	170
Stem, Inc.(1)	2	17
Stericycle, Inc.(1)	89	4,453
Sterling Check Corp.(1)	1	10
Sterling Infrastructure, Inc.(1)	1	39
Sunrun, Inc.(1)	6	153
Tecnoglass, Inc.	67	2,060
Tennant Co.	3	181
Terex Corp.	10	411
Terran Orbital Corp.(1)	12	19
Tetra Tech, Inc.	1	137
Textainer Group Holdings Ltd.	154	4,770
Textron, Inc.	278	19,692
Thermon Group Holdings, Inc.(1)	9	188
Timken Co.	260	18,382
Titan International, Inc.(1)	60	912
Titan Machinery, Inc.(1)	6	222
Trane Technologies Plc	3	488
TransDigm Group, Inc.	1	600
TransUnion	120	6,790
Trinity Industries, Inc.	20	582
Triton International Ltd.	16	1,127
Triumph Group, Inc.(1)	18	188
TrueBlue, Inc.(1)	9	178
TuSimple Holdings, Inc. - Class A(1)	38	63
Tutor Perini Corp.(1)	11	86
UFP Industries, Inc.	2	164
U-Haul Holding Co.(2)	0	16
U-Haul Holding Co. - Class B	2	136
UniFirst Corp.	4	820
United Airlines Holdings, Inc.(1)	101	3,797
United Rentals, Inc.(1)	11	4,030
Univar Solutions, Inc.(1)	5	155
Universal Logistics Holdings, Inc.	1	18
V2X, Inc.(1)	3	141
Valmont Industries, Inc.	1	182
Vertiv Holdings Co. - Class A	521	7,121
Viad Corp.(1)	6	145
View, Inc.(1)	30	29
Virgin Galactic Holdings, Inc.(1)	34	120
VSE Corp.	3	139
Wabash National Corp.	2	39
Watsco, Inc.(2)	0	118
Werner Enterprises, Inc.	16	638

WESCO International, Inc.(1)	188	23,493
Westinghouse Air Brake Technologies Corp.	5	548
Wheels Up Experience, Inc.(1)	46	47
Willdan Group, Inc.(1)	3	51
WillScot Mobile Mini Holdings Corp. - Class A(1)	896	40,467
Woodward, Inc.	2	175
XPO, Inc.(1)	197	6,566
Xylem, Inc.	5	517

Total Industrials		1,129,045

Information Technology – 8.58%
908 Devices, Inc.(1)	5	37
A10 Networks, Inc.	4	67
ACI Worldwide, Inc.(1)	326	7,496
ACM Research, Inc. - Class A(1)	12	89
Adeia, Inc.	29	274
ADTRAN Holdings, Inc.	2	42
Advanced Energy Industries, Inc.	7	614
Aeva Technologies, Inc.(1)	25	34
Affirm Holdings, Inc. - Class A(1)	7	64
Akamai Technologies, Inc.(1)	5	396
Alpha & Omega Semiconductor Ltd.(1)	1	38
Amdocs Ltd.	54	4,906
American Software, Inc. - Class A	2	37
Amkor Technology, Inc.	320	7,680
Amphenol Corp. - Class A	4	329
Analog Devices, Inc.	32	5,235
ANSYS, Inc.(1)	1	298
Applied Digital Corp.(1)	11	20
Arrow Electronics, Inc.(1)	70	7,273
Avaya Holdings Corp.(1)	21	4
Aviat Networks, Inc.(1)	2	78
Avid Technology, Inc.(1)	4	100
AvidXchange Holdings, Inc.(1)	4	42
Avnet, Inc.	183	7,602
AXT, Inc.(1)	11	50
Belden, Inc.	213	15,342
Benchmark Electronics, Inc.	10	263
Benefitfocus, Inc.(1)	3	27
Bill.com Holdings, Inc.(1)	3	327
Black Knight, Inc.(1)	4	261
Blackbaud, Inc.(1)	1	38
Blend Labs, Inc. - Class A(1)	51	74
Brightcove, Inc.(1)	4	21
Broadridge Financial Solutions, Inc.(2)	0	44
C3.ai, Inc. - Class A(1)	13	147
Calix, Inc.(1)	4	240
Cantaloupe, Inc.(1)	6	24
Cass Information Systems, Inc.	3	145
CCC Intelligent Solutions Holdings, Inc.(1)	3	26
CDW Corp.	73	13,006
Cepton, Inc.(1)	3	4
Cerence, Inc.(1)	11	201
Ceridian HCM Holding, Inc.(1)	3	214
Check Point Software Technologies Ltd.(1)	230	29,078
Ciena Corp.(1)	159	8,112
Cipher Mining, Inc.(1)	12	7
Cirrus Logic, Inc.(1)	34	2,516
Cleanspark, Inc.(1)	12	24
Cognex Corp.(2)	0	16
Cognizant Technology Solutions Corp. - Class A	267	15,280
Coherent Corp.(1)	155	5,452
Cohu, Inc.(1)	246	7,869
CompoSecure, Inc.(1)	1	4
Comtech Telecommunications Corp.	7	87
Concentrix Corp.	1	173
Conduent, Inc.(1)	48	196
Consensus Cloud Solutions, Inc.(1)	14	775
Corning, Inc.	21	687
Corsair Gaming, Inc.(1)	5	61

Coupa Software, Inc.(1)	1	79
Cvent Holding Corp. - Class A(1)	14	73
Dell Technologies, Inc. - Class C	6	259
Diebold Nixdorf, Inc.(1)	7	9
Digi International, Inc.(1)	6	231
Digimarc Corp.(1)(2)	0	4
Digital Turbine, Inc.(1)	70	1,065
Diodes, Inc.(1)	42	3,220
Dolby Laboratories, Inc. - Class A	2	128
DoubleVerify Holdings, Inc. - Class Rights(1)(2)	0	5
Dropbox, Inc. - Class A(1)	1	12
DXC Technology Co.(1)	122	3,220
E2open Parent Holdings, Inc.(1)	57	335
Eastman Kodak Co.(1)	15	45
Ebix, Inc.	6	117
Edgio, Inc.(1)	2	2
eGain Corp.(1)	3	27
Entegris, Inc.	77	5,033
ePlus, Inc.(1)	2	76
Euronet Worldwide, Inc.(1)	14	1,307
Everbridge, Inc.(1)	106	3,130
EverCommerce, Inc.(1)	6	41
EVERTEC, Inc.	242	7,850
Evolv Technologies Holdings, Inc.(1)	23	59
F5, Inc.(1)	2	261
Fair Isaac Corp.(1)	15	9,203
FARO Technologies, Inc.(1)	5	140
Fastly, Inc. - Class A(1)	33	268
First Solar, Inc.(1)	3	479
Flex Ltd.(1)	238	5,108
ForgeRock, Inc. - Class A(1)	3	66
FormFactor, Inc.(1)	232	5,158
Gen Digital, Inc.	316	6,773
Genpact Ltd.	3	118
Global Payments, Inc.	72	7,154
GLOBALFOUNDRIES, Inc.(1)	1	77
GoDaddy, Inc. - Class A(1)	4	303
Greenidge Generation Holdings, Inc.(1)	3	1
Guidewire Software, Inc.(1)	3	159
Hackett Group, Inc.	1	21
Hewlett Packard Enterprise Co.	472	7,526
HP, Inc.	433	11,626
IBEX Holdings Ltd.(1)	29	719
Ichor Holdings Ltd.(1)	8	216
Impinj, Inc.(1)	1	60
Informatica, Inc. - Class A(1)	1	14
Information Services Group, Inc.	5	23
Inseego Corp.(1)	18	16
Insight Enterprises, Inc.(1)	1	142
Instructure Holdings, Inc.(1)	4	96
InterDigital, Inc.	5	264
IonQ, Inc.(1)	30	105
IPG Photonics Corp.(1)	1	92
Itron, Inc.(1)	12	598
Jabil, Inc.	93	6,344
Jamf Holding Corp.(1)(2)	0	6
Juniper Networks, Inc.	10	307
Kaleyra, Inc.(1)	10	7
Keysight Technologies, Inc.(1)	60	10,223
Kimball Electronics, Inc.(1)	7	155
KLA Corp.	14	5,250
Knowles Corp.(1)	25	417
Kulicke & Soffa Industries, Inc.	81	3,591
Kyndryl Holdings, Inc.(1)	6	68
Latch, Inc.(1)	27	19
Littelfuse, Inc.	1	160
LiveRamp Holdings, Inc.(1)	19	441
LiveVox Holdings, Inc.(1)	8	23
Lumentum Holdings, Inc.(1)	2	107

Manhattan Associates, Inc.(1)	1	87
Marathon Digital Holdings, Inc.(1)	32	109
Matterport, Inc.(1)	16	44
MAXIMUS, Inc.	338	24,777
Methode Electronics, Inc.	262	11,644
Microchip Technology, Inc.	189	13,306
MicroStrategy, Inc. - Class A(1)	1	154
Mirion Technologies, Inc.(1)	39	257
Mitek Systems, Inc.(1)	1	8
MKS Instruments, Inc.	13	1,125
MoneyGram International, Inc.(1)	27	292
Motorola Solutions, Inc.	133	34,197
N-able, Inc.(1)	474	4,870
National Instruments Corp.	3	125
nCino, Inc.(1)	2	44
NCR Corp.(1)	82	1,923
NetApp, Inc.	150	8,987
NETGEAR, Inc.(1)	8	145
NetScout Systems, Inc.(1)	20	637
nLight, Inc.(1)	13	133
Nutanix, Inc. - Class A(1)	3	87
NXP Semiconductors NV	77	12,211
Okta, Inc. - Class A(1)	4	271
Olo, Inc. - Class A(1)	25	155
ON Semiconductor Corp.(1)	5	306
ON24, Inc.(1)	11	97
OneSpan, Inc.(1)	7	80
OSI Systems, Inc.(1)	4	321
Ouster, Inc.(1)	40	35
PAR Technology Corp.(1)	5	126
Paya Holdings, Inc. - Class A(1)	1,297	10,211
Paycor HCM, Inc.(1)	2	41
Paysafe Ltd.(1)	8	116
PC Connection, Inc.	3	146
Perficient, Inc.(1)	136	9,477
PFSweb, Inc.	5	29
Photronics, Inc.(1)	5	80
Plexus Corp.(1)	160	16,518
PowerSchool Holdings, Inc. - Class A(1)	8	194
Procore Technologies, Inc.(1)	1	27
PROS Holdings, Inc.(1)	4	97
Qorvo, Inc.(1)	166	15,054
Rackspace Technology, Inc.(1)	16	46
Rambus, Inc.(1)	268	9,586
Repay Holdings Corp. - Class A(1)	25	201
Ribbon Communications, Inc.(1)	21	58
Rigetti Computing, Inc.(1)	21	15
Riot Blockchain, Inc.(1)	46	156
Sabre Corp.(1)	547	3,379
Sanmina Corp.(1)	71	4,096
Sapiens International Corp. NV	2	44
ScanSource, Inc.(1)	7	198
Seagate Technology Holdings Plc	83	4,377
SecureWorks Corp. - Class A(1)	2	16
SentinelOne, Inc. - Class A(1)	2	26
Skyworks Solutions, Inc.	5	445
Softchoice Corp.	421	5,678
SolarWinds Corp.(1)	14	128
Squarespace, Inc. - Class A(1)	7	146
SS&C Technologies Holdings, Inc.	7	347
StoneCo Ltd. - Class A(1)	38	357
Sumo Logic, Inc.(1)	12	101
TaskUS, Inc. - Class A(1)	195	3,297
TD SYNNEX Corp.	32	3,002
TE Connectivity Ltd.	113	12,995
Teledyne Technologies, Inc.(1)	1	560
Teradata Corp.(1)	141	4,743
Teradyne, Inc.(2)	0	39
Terawulf, Inc.(1)	1	1

Thoughtworks Holding, Inc.(1)	451	4,593
Trimble, Inc.(1)	7	379
TTM Technologies, Inc.(1)	204	3,081
Turtle Beach Corp.(1)	1	10
Twilio, Inc. - Class A(1)	3	161
Tyler Technologies, Inc.(1)(2)	0	52
Ubiquiti, Inc.(2)	0	25
UiPath, Inc. - Class A(1)	11	134
Ultra Clean Holdings, Inc.(1)	8	281
Unisys Corp.(1)	6	29
Unity Software, Inc.(1)	2	70
Upland Software, Inc.(1)	8	60
Veeco Instruments, Inc.(1)	3	53
Velodyne Lidar, Inc.(1)	56	41
Verint Systems, Inc.(1)	151	5,468
VeriSign, Inc.(1)	3	517
Viasat, Inc.(1)	2	68
Vishay Intertechnology, Inc.	164	3,538
Vishay Precision Group, Inc.(1)	4	137
Vontier Corp.	124	2,395
Western Digital Corp.(1)	158	4,977
Western Union Co.	193	2,652
WEX, Inc.(1)(2)	0	61
Wix.com Ltd.(1)(2)	0	28
WM Technology, Inc.(1)	2	2
WNS Holdings Ltd. - ADR(1)	56	4,491
Wolfspeed, Inc.(1)	4	257
Xerox Holdings Corp.	122	1,788
Xperi, Inc.(1)	12	99
Zebra Technologies Corp. - Class A(1)	1	234
Zoom Video Communications, Inc. - Class A(1)	4	254

Total Information Technology		512,292

Materials – 7.56%
AdvanSix, Inc.	5	192
Albemarle Corp.	2	374
Alcoa Corp.	5	241
Amcor Plc	46	542
American Vanguard Corp.	1	26
Amyris, Inc.(1)	48	73
AptarGroup, Inc.	2	218
Arconic Corp.(1)	322	6,819
Ardagh Group SA - Class A(1)(2)(5)	0	5
Ardagh Metal Packaging SA	1,097	5,276
Ashland, Inc.	147	15,780
Avery Dennison Corp.	72	13,008
Avient Corp.	550	18,553
Axalta Coating Systems Ltd.(1)	1,181	30,077
Ball Corp.	6	287
Berry Global Group, Inc.	297	17,937
Carpenter Technology Corp.	14	503
Celanese Corp. - Class A	29	3,015
Chase Corp.	2	136
Chemours Co.	122	3,733
Clearwater Paper Corp.(1)	5	173
Cleveland-Cliffs, Inc.(1)	16	250
Coeur Mining, Inc.(1)	79	266
Commercial Metals Co.	27	1,321
Constellium SE - Class A(1)	1,488	17,609
Corteva, Inc.	296	17,372
Crown Holdings, Inc.	149	12,234
Cryptyde, Inc.(1)	3	1
Danimer Scientific, Inc.(1)	23	42
Diversey Holdings Ltd.(1)	1,474	6,279
Dow, Inc.	68	3,416
DuPont de Nemours, Inc.	230	15,763
Eagle Materials, Inc.(2)	0	27
Eastman Chemical Co.	65	5,282
Ecovyst, Inc.(1)	21	185
Element Solutions, Inc.	908	16,516

FMC Corp.	266	33,253
Freeport-McMoRan, Inc.	475	18,053
FutureFuel Corp.	8	64
Ginkgo Bioworks Holdings, Inc.(1)	21	35
Glatfelter Corp.	12	33
Graphic Packaging Holding Co.	614	13,660
Greif, Inc. - Class A	91	6,123
Greif, Inc. - Class B	1	101
Hawkins, Inc.	2	83
Haynes International, Inc.	3	150
HB Fuller Co.	173	12,409
Hecla Mining Co.	157	871
Huntsman Corp.	171	4,696
Hycroft Mining Holding Corp.(1)	7	3
Ingevity Corp.(1)	55	3,868
Innospec, Inc.	1	109
International Flavors & Fragrances, Inc.	8	809
International Paper Co.	107	3,693
Intrepid Potash, Inc.(1)	3	90
Ivanhoe Electric, Inc.(1)	2	29
Kaiser Aluminum Corp.	47	3,588
Koppers Holdings, Inc.	90	2,533
Louisiana-Pacific Corp.	2	114
LyondellBasell Industries NV - Class A	105	8,739
Martin Marietta Materials, Inc.	2	580
Materion Corp.	122	10,650
Mativ Holdings, Inc.	64	1,334
Minerals Technologies, Inc.	48	2,918
Mosaic Co.	140	6,128
NewMarket Corp.(2)	0	55
Novagold Resources, Inc.(1)	4	23
Nucor Corp.	8	1,022
O-I Glass, Inc.(1)	187	3,093
Olin Corp.	4	202
Olympic Steel, Inc.	3	86
Origin Materials, Inc.(1)	10	48
Packaging Corp. of America	3	354
Pactiv Evergreen, Inc.	462	5,251
Perimeter Solutions SA(1)	33	305
Piedmont Lithium, Inc.(1)	4	154
PolyMet Mining Corp.(1)	7	19
PPG Industries, Inc.	111	13,964
PureCycle Technologies, Inc.(1)	6	42
Quaker Chemical Corp.	29	4,766
Ranpak Holdings Corp. - Class A(1)	12	71
Rayonier Advanced Materials, Inc.(1)	17	166
Reliance Steel & Aluminum Co.	46	9,280
Resolute Forest Products, Inc.(1)	13	275
Royal Gold, Inc.	2	207
RPM International, Inc.	4	359
Ryerson Holding Corp.	5	157
Schnitzer Steel Industries, Inc. - Class A	7	203
Scotts Miracle-Gro Co.	1	39
Sealed Air Corp.	86	4,285
Sensient Technologies Corp.	1	49
Silgan Holdings, Inc.	305	15,828
Sonoco Products Co.	3	177
SSR Mining, Inc.	6	100
Steel Dynamics, Inc.	97	9,499
Stepan Co.	5	577
Summit Materials, Inc. - Class A(1)	34	960
SunCoke Energy, Inc.	24	203
Sylvamo Corp.	41	1,979
TimkenSteel Corp.(1)	12	225
Tredegar Corp.	8	83
TriMas Corp.	313	8,679
Trinseo Plc	49	1,119
Tronox Holdings Plc - Class A	33	456
United States Lime & Minerals, Inc.(2)	0	13

United States Steel Corp.	7	176
Valhi, Inc.	1	17
Valvoline, Inc.	249	8,132
Vulcan Materials Co.	38	6,572
Warrior Met Coal, Inc.	13	450
Westlake Corp.	1	104
Westrock Co.	77	2,711
Worthington Industries, Inc.	9	443

Total Materials		451,225

Real Estate – 5.57%
Acadia Realty Trust	25	358
Agree Realty Corp.	25	1,749
Alexander & Baldwin, Inc.	20	383
Alexandria Real Estate Equities, Inc.	5	713
American Assets Trust, Inc.	14	377
American Homes 4 Rent - Class A	199	5,989
American Realty Investors, Inc.(1)	1	16
Americold Realty Trust, Inc.	8	228
Anywhere Real Estate, Inc.(1)	30	194
Apartment Income REIT Corp.	4	144
Apartment Investment & Management Co. - Class A	43	304
Apple Hospitality REIT, Inc.	318	5,018
Armada Hoffler Properties, Inc.	19	218
Ashford Hospitality Trust, Inc.(1)	10	46
AvalonBay Communities, Inc.	4	684
Bluerock Homes Trust, Inc.(1)	1	15
Boston Properties, Inc.	5	319
Braemar Hotels & Resorts, Inc.	20	82
Brandywine Realty Trust	265	1,632
Brixmor Property Group, Inc.	519	11,756
Broadstone Net Lease, Inc. - Class A	584	9,467
BRT Apartments Corp.	3	61
Camden Property Trust	3	319
CareTrust REIT, Inc.	84	1,558
CBL & Associates Properties, Inc.	6	143
CBRE Group, Inc. - Class A(1)	5	374
Centerspace	4	242
Chatham Lodging Trust	119	1,460
City Office REIT, Inc.	126	1,060
Clipper Realty, Inc.	1	4
Community Healthcare Trust, Inc.	3	92
Corporate Office Properties Trust	28	728
Cousins Properties, Inc.	199	5,039
CTO Realty Growth, Inc.	5	89
CubeSmart	413	16,626
Cushman & Wakefield Plc(1)	290	3,611
DiamondRock Hospitality Co.	59	485
DigitalBridge Group, Inc.	5	53
Diversified Healthcare Trust	326	211
Doma Holdings, Inc.(1)	48	22
Douglas Elliman, Inc.	19	76
Douglas Emmett, Inc.	349	5,468
Easterly Government Properties, Inc. - Class A	76	1,087
EastGroup Properties, Inc.	1	187
Elme Communities	25	439
Empire State Realty Trust, Inc. - Class A	901	6,073
EPR Properties	62	2,332
Equity Commonwealth	29	737
Equity LifeStyle Properties, Inc.	2	132
Equity Residential	126	7,461
Essential Properties Realty Trust, Inc.	36	844
Essex Property Trust, Inc.	45	9,492
Extra Space Storage, Inc.	4	522
Farmland Partners, Inc.	14	178
Federal Realty Investment Trust	2	245
First Industrial Realty Trust, Inc.	4	189
Forestar Group, Inc.(1)	4	60
Four Corners Property Trust, Inc.	91	2,355
Franklin Street Properties Corp.	144	392

FRP Holdings, Inc.(1)	2	97
Gaming & Leisure Properties, Inc.	7	382
Getty Realty Corp.	29	977
Gladstone Commercial Corp.	1	18
Gladstone Land Corp.	4	73
Global Medical REIT, Inc.	17	164
Global Net Lease, Inc.	221	2,775
Healthcare Realty Trust, Inc. - Class A	11	220
Healthpeak Properties, Inc.	275	6,884
Hersha Hospitality Trust - Class A	8	68
Highwoods Properties, Inc.	56	1,563
Host Hotels & Resorts, Inc.	228	3,654
Howard Hughes Corp.(1)	1	83
Hudson Pacific Properties, Inc.	4	40
Independence Realty Trust, Inc.	64	1,073
Indus Realty Trust, Inc.	2	97
Industrial Logistics Properties Trust	132	431
InvenTrust Properties Corp.	19	453
Invitation Homes, Inc.	18	548
Iron Mountain, Inc.	59	2,957
iStar, Inc.	19	147
JBG SMITH Properties	3	61
Jones Lang LaSalle, Inc.(1)	41	6,612
Kennedy-Wilson Holdings, Inc.	34	529
Kilroy Realty Corp.	95	3,661
Kimco Realty Corp.	18	388
Kite Realty Group Trust	136	2,852
Lamar Advertising Co. - Class A	117	11,023
Life Storage, Inc.	35	3,478
LTC Properties, Inc.	11	402
LXP Industrial Trust	751	7,528
Macerich Co.	61	684
Medical Properties Trust, Inc.	336	3,745
Mid-America Apartment Communities, Inc.	3	548
National Health Investors, Inc.	35	1,812
National Retail Properties, Inc.	5	251
National Storage Affiliates Trust	167	6,024
Necessity Retail REIT, Inc.	38	228
NETSTREIT Corp.	44	802
Newmark Group, Inc. - Class A	36	285
NexPoint Residential Trust, Inc.(2)	0	18
Office Properties Income Trust	111	1,476
Omega Healthcare Investors, Inc.	196	5,470
One Liberty Properties, Inc.	5	105
Opendoor Technologies, Inc.(1)	10	11
Orion Office REIT, Inc.	16	136
Paramount Group, Inc.	448	2,663
Park Hotels & Resorts, Inc.	7	82
Pebblebrook Hotel Trust	535	7,158
Phillips Edison & Co., Inc.	335	10,681
Physicians Realty Trust	153	2,220
Piedmont Office Realty Trust, Inc. - Class A	229	2,101
Plymouth Industrial REIT, Inc.	502	9,629
Postal Realty Trust, Inc. - Class A	2	32
PotlatchDeltic Corp.	325	14,281
Prologis, Inc.	74	8,353
Rayonier, Inc.	232	7,646
Re/Max Holdings, Inc. - Class A	5	93
Realty Income Corp.	19	1,206
Regency Centers Corp.	219	13,718
Retail Opportunity Investments Corp.	34	517
Rexford Industrial Realty, Inc.	6	305
RLJ Lodging Trust	46	487
RMR Group, Inc. - Class A	2	44
RPT Realty	23	227
Ryman Hospitality Properties, Inc.	119	9,759
Sabra Health Care REIT, Inc.	355	4,417
Safehold, Inc.	3	81
Saul Centers, Inc.(2)	0	13

SBA Communications Corp. - Class A	2	700
Service Properties Trust	163	1,188
Simon Property Group, Inc.	46	5,426
SITE Centers Corp.	55	756
SL Green Realty Corp.	2	65
Spirit Realty Capital, Inc.	4	171
STAG Industrial, Inc.	51	1,647
STORE Capital Corp.	8	245
Stratus Properties, Inc.	2	31
Summit Hotel Properties, Inc.	141	1,021
Sun Communities, Inc.	4	525
Sunstone Hotel Investors, Inc.	60	578
Tanger Factory Outlet Centers, Inc.	188	3,374
Tejon Ranch Co.(1)	6	104
Terreno Realty Corp.	21	1,197
Transcontinental Realty Investors, Inc.(1)(2)	0	21
UDR, Inc.	76	2,924
UMH Properties, Inc.	35	560
Uniti Group, Inc.	369	2,039
Urban Edge Properties	33	463
Urstadt Biddle Properties, Inc. - Class A	8	157
Ventas, Inc.	12	545
Veris Residential, Inc.(1)	24	387
VICI Properties, Inc.	29	942
Vornado Realty Trust	5	111
Welltower, Inc.	188	12,311
WeWork, Inc. - Class A(1)	7	10
Weyerhaeuser Co.	238	7,379
Whitestone REIT - Class B	13	128
WP Carey, Inc.	6	489
Xenia Hotels & Resorts, Inc.	32	425
Zillow Group, Inc. - Class A(1)	2	52
Zillow Group, Inc. - Class C(1)	5	146

Total Real Estate		332,801

Utilities – 5.24%
AES Corp.	17	479
ALLETE, Inc.	30	1,967
Alliant Energy Corp.	267	14,736
Altus Power, Inc. - Class A(1)	9	56
Ameren Corp.	174	15,478
American Electric Power Co., Inc.	128	12,184
American States Water Co.	6	510
American Water Works Co., Inc.	6	840
Artesian Resources Corp. - Class A	1	44
Atmos Energy Corp.	4	465
Avangrid, Inc.	2	91
Avista Corp.	19	861
Black Hills Corp.	180	12,660
Brookfield Renewable Corp. - Class A	4	106
California Water Service Group	11	687
CenterPoint Energy, Inc.	844	25,304
Chesapeake Utilities Corp.	2	242
CMS Energy Corp.	247	15,643
Consolidated Edison, Inc.	11	1,023
Constellation Energy Corp.	10	852
DTE Energy Co.	113	13,264
Edison International	11	724
Entergy Corp.	150	16,851
Essential Utilities, Inc.	7	336
Evergy, Inc.	300	18,856
Eversource Energy	10	875
FirstEnergy Corp.	249	10,431
Hawaiian Electric Industries, Inc.	3	135
IDACORP, Inc.	2	164
MGE Energy, Inc.	91	6,420
National Fuel Gas Co.	119	7,547
New Jersey Resources Corp.	206	10,226
NiSource, Inc.	12	338
Northwest Natural Holding Co.	19	901

NorthWestern Corp.		16	975
NRG Energy, Inc.		231	7,364
OGE Energy Corp.		6	236
ONE Gas, Inc.		240	18,190
Ormat Technologies, Inc.		6	533
Otter Tail Corp.		6	379
PG&E Corp.(1)		50	810
Pinnacle West Capital Corp.		3	258
PNM Resources, Inc.		33	1,604
Portland General Electric Co.		239	11,723
PPL Corp.		22	653
Public Service Enterprise Group, Inc.		15	924
SJW Group		8	618
South Jersey Industries, Inc.		265	9,415
Southwest Gas Holdings, Inc.		38	2,370
Spire, Inc.		14	997
Sunnova Energy International, Inc.(1)		28	507
UGI Corp.		485	17,991
Unitil Corp.		4	230
Via Renewables, Inc. - Class A(2)		0	2
Vistra Corp.		1,896	43,983
WEC Energy Group, Inc.		10	895
Xcel Energy, Inc.		16	1,156

Total Utilities			313,109

Total Common Stocks (Cost: $4,655,446)			5,829,823

RIGHTS – 0.00%(3)
Consumer Discretionary – 0.00%(3)
PLBY Group, Inc., expires 12/31/2049(1)(2)		8	–

Total Consumer Discretionary			–

Total Rights (Cost: $–)			–

EXCHANGE TRADED FUNDS – 0.39%
iShares Russell Mid-Capital Value ETF		219	23,052

Total Exchange Traded Funds (Cost: $25,411)			23,052

SHORT-TERM INVESTMENTS – 2.02%
Money Market Funds – 1.98%
Goldman Sachs Financial Square Government Fund - Class I, 4.14%(4)		118,300	118,300

Total Money Market Funds (Cost: $118,300)			118,300

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.04%
BBVA, Madrid, 3.84% due 01/03/2023		$1,015	1,015
Citibank, New York, 3.84% due 01/03/2023		272	272
National Australia Bank, London, 3.84% due 01/03/2023		513	513
Royal Bank of Canada, Toronto, 3.31% due 01/03/2023(2)	CAD	0	0
Sumitomo Trust Bank, London, 3.84% due 01/03/2023		$21	21
Sumitomo, Tokyo, 3.84% due 01/03/2023		672	672

Total Time Deposits (Cost: $2,493)			2,493

Total Short-Term Investments (Cost: $120,793)			120,793

TOTAL INVESTMENTS IN SECURITIES – 100.06%
(Cost: $4,801,650)			5,973,668

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.06)%			(3,357)

TOTAL NET ASSETS – 100.00%			$5,970,311

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

CAD Canadian Dollar

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $21, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
22	E-mini Russell 2000 Future	Mar. 2023	$1,953	$1,948	$(5)
6	S&P 500 E-mini Future	Mar. 2023	1,185	1,158	(27)
1	S&P MidCap 400 E-mini Future	Mar. 2023	251	244	(7)

					$(39)

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

December 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 95.81%
Communication Services – 2.18%
ATN International, Inc.	2	$104
Bumble, Inc. - Class A(1)	28	591
Cable One, Inc.	2	1,777
Cogent Communications Holdings, Inc.	1	39
Criteo SA - ADR(1)	55	1,422
Daily Journal Corp.(1)	1	145
DISH Network Corp. - Class A(1)	10	134
Electronic Arts, Inc.	2	252
EW Scripps Co. - Class A(1)	8	101
iHeartMedia, Inc. - Class A(1)	18	109
Iridium Communications, Inc.(1)	4	224
Liberty Broadband Corp. - Class A(1)	3	235
Liberty Broadband Corp. - Class C(1)	1	85
Liberty Latin America Ltd. - Class A(1)	10	77
Liberty Latin America Ltd. - Class C(1)	18	134
Liberty Media Corp.-Liberty Formula One - Class C(1)	21	1,277
Madison Square Garden Entertainment Corp.(1)	1	52
Madison Square Garden Sports Corp. - Class A	1	93
Match Group, Inc.(1)	25	1,051
News Corp. - Class B	1	27
Nexstar Media Group, Inc. - Class A	19	3,331
Omnicom Group, Inc.(2)	0	27
Pinterest, Inc. - Class A(1)	1	31
Radius Global Infrastructure, Inc. - Class A(1)	12	142
ROBLOX Corp. - Class A(1)	5	130
Roku, Inc. - Class A(1)	4	152
Spotify Technology SA(1)	2	172
Take-Two Interactive Software, Inc.(1)	9	973
TEGNA, Inc.	8	177
Trade Desk, Inc. - Class A(1)	20	895
TrueCar, Inc.(1)	33	82
Warner Bros Discovery, Inc.(1)	16	148
Yelp, Inc. - Class A(1)	6	176
Ziff Davis, Inc.(1)	2	158

Total Communication Services		14,523

Consumer Discretionary – 12.12%
Abercrombie & Fitch Co. - Class A(1)	2	42
Academy Sports & Outdoors, Inc.	3	179
Accel Entertainment, Inc. - Class A(1)	10	77
Adient Plc(1)	6	203
ADT, Inc.	144	1,306
Adtalem Global Education, Inc.(1)	1	27
American Axle & Manufacturing Holdings, Inc.(1)	4	32
Aptiv Plc(1)	14	1,281
Aramark	24	1,012
Asbury Automotive Group, Inc.(1)	1	202
AutoZone, Inc.(1)	1	1,549
Bally’s Corp.(1)	6	123
Bath & Body Works, Inc.	31	1,325
Best Buy Co., Inc.	8	676
BJ’s Restaurants, Inc.(1)	3	89
Booking Holdings, Inc.(1)(2)	0	274
BorgWarner, Inc.(2)	0	16
Bright Horizons Family Solutions, Inc.(1)	7	423
Burlington Stores, Inc.(1)	5	1,032
Caesars Entertainment, Inc.(1)	1	54
CarMax, Inc.(1)	4	220
Carriage Services, Inc. - Class A	6	175
Carter’s, Inc.	18	1,311
Cavco Industries, Inc.(1)	1	192
Century Communities, Inc.	3	163
Chegg, Inc.(1)	2	39

Chewy, Inc. - Class A(1)	13	466
Children’s Place, Inc.(1)	1	29
Chipotle Mexican Grill, Inc. - Class A(1)	1	1,697
Choice Hotels International, Inc.(2)	0	49
Churchill Downs, Inc.(2)	0	40
Coursera, Inc.(1)	2	25
Cracker Barrel Old Country Store, Inc.	1	50
Crocs, Inc.(1)	17	1,810
Dana, Inc.	73	1,103
Darden Restaurants, Inc.(2)	0	24
Dave & Buster’s Entertainment, Inc.(1)	1	24
Deckers Outdoor Corp.(1)	5	2,060
Denny’s Corp.(1)	10	91
Dine Brands Global, Inc.	21	1,338
Dollar Tree, Inc.(1)	1	206
Domino’s Pizza, Inc.	3	1,021
DoorDash, Inc. - Class A(1)	3	136
Dorman Products, Inc.(1)	1	104
DR Horton, Inc.	44	3,887
eBay, Inc.	2	80
Etsy, Inc.(1)	2	191
Everi Holdings, Inc.(1)	9	135
Expedia Group, Inc.(1)(2)	0	34
Five Below, Inc.(1)	15	2,627
Floor & Decor Holdings, Inc. - Class A(1)	25	1,713
Foot Locker, Inc.	7	251
Fox Factory Holding Corp.(1)	24	2,182
Frontdoor, Inc.(1)	10	201
Garmin Ltd.	4	367
Genesco, Inc.(1)	1	31
Gentex Corp.	2	45
G-III Apparel Group Ltd.(1)	14	187
Goodyear Tire & Rubber Co.(1)	113	1,143
Graham Holdings Co. - Class B(2)	0	36
Green Brick Partners, Inc.(1)	1	31
Group 1 Automotive, Inc.	1	116
Helen of Troy Ltd.(1)	6	695
Hilton Grand Vacations, Inc.(1)	43	1,642
Hilton Worldwide Holdings, Inc.	14	1,729
Installed Building Products, Inc.	1	105
International Game Technology Plc	1	33
Jack in the Box, Inc.	3	180
KB Home	40	1,285
Kontoor Brands, Inc.	4	163
Krispy Kreme, Inc.	2	24
La-Z-Boy, Inc.	1	14
LCI Industries	1	84
Lear Corp.	9	1,073
Lennar Corp. - Class A	1	71
Leslie’s, Inc.(1)	13	162
Levi Strauss & Co. - Class A	47	723
LGI Homes, Inc.(1)	2	169
Light & Wonder, Inc.(1)	4	215
Lithia Motors, Inc. - Class A	1	192
LKQ Corp.	82	4,367
Lucid Group, Inc.(1)	22	147
Lululemon Athletica, Inc.(1)	2	776
Luminar Technologies, Inc. - Class A(1)	21	103
Meritage Homes Corp.(1)	2	174
MGM Resorts International	6	198
Monro, Inc.	1	25
Murphy USA, Inc.	1	195
National Vision Holdings, Inc.(1)	3	124
Nordstrom, Inc.	1	24
Norwegian Cruise Line Holdings Ltd.(1)	14	175
NVR, Inc.(1)(2)	0	78
On Holding AG - Class A(1)	9	149
O’Reilly Automotive, Inc.(1)(2)	0	96

Oxford Industries, Inc.(2)	0	42
Papa John’s International, Inc.	18	1,455
Patrick Industries, Inc.	1	46
Penske Automotive Group, Inc.(2)	0	38
Planet Fitness, Inc. - Class A(1)	25	1,944
Pool Corp.	8	2,321
PulteGroup, Inc.	40	1,822
Qurate Retail, Inc.(1)	63	103
Ralph Lauren Corp. - Class A	18	1,902
Red Rock Resorts, Inc. - Class A	1	35
RH(1)	1	168
Ross Stores, Inc.	6	702
Royal Caribbean Cruises Ltd.(1)	9	468
Sally Beauty Holdings, Inc.(1)	96	1,204
SeaWorld Entertainment, Inc.(1)	2	130
Shake Shack, Inc. - Class A(1)	2	67
Shoe Carnival, Inc.	2	54
Signet Jewelers Ltd.	2	149
Six Flags Entertainment Corp.(1)	4	102
Sonic Automotive, Inc. - Class A	1	57
Sonos, Inc.(1)	2	29
Steven Madden Ltd.	3	90
Strategic Education, Inc.	2	122
Tapestry, Inc.	56	2,126
Taylor Morrison Home Corp. - Class A(1)	39	1,178
Tempur Sealy International, Inc.	1	38
Texas Roadhouse, Inc. - Class A	19	1,767
Tractor Supply Co.	15	3,428
Travel + Leisure Co.	1	35
Ulta Beauty, Inc.(1)(2)	0	48
Urban Outfitters, Inc.(1)	2	49
Vail Resorts, Inc.	6	1,433
Visteon Corp.(1)	1	179
Vivid Seats, Inc. - Class A(1)	9	68
Wendy’s Co.	45	1,026
Whirlpool Corp.	1	152
Williams-Sonoma, Inc.	11	1,257
Wingstop, Inc.	9	1,186
Winnebago Industries, Inc.	2	112
Wyndham Hotels & Resorts, Inc.	12	824
YETI Holdings, Inc.(1)	5	223
Yum China Holdings, Inc.	34	1,874
Yum! Brands, Inc.(2)	0	21

Total Consumer Discretionary		80,816

Consumer Staples – 3.68%
Alico, Inc.	3	65
Andersons, Inc.	4	156
B&G Foods, Inc.	12	134
BellRing Brands, Inc.(1)	1	27
BJ’s Wholesale Club Holdings, Inc.(1)	33	2,177
Cal-Maine Foods, Inc.	1	50
Casey’s General Stores, Inc.	6	1,274
Celsius Holdings, Inc.(1)	1	156
Central Garden & Pet Co. - Class A(1)	6	231
Church & Dwight Co., Inc.	59	4,751
Clorox Co.(2)	0	25
Coca-Cola Consolidated, Inc.(2)	0	35
Constellation Brands, Inc. - Class A	4	888
Darling Ingredients, Inc.(1)	3	167
Edgewell Personal Care Co.	5	188
elf Beauty, Inc.(1)	1	73
Energizer Holdings, Inc.	1	17
Flowers Foods, Inc.	2	49
Hain Celestial Group, Inc.(1)	35	559
Herbalife Nutrition Ltd.(1)	12	172
Hershey Co.	1	285
Hormel Foods Corp.	1	24
Hostess Brands, Inc. - Class A(1)	62	1,388

Ingles Markets, Inc. - Class A	1	61
John B Sanfilippo & Son, Inc.	1	67
Kellogg Co.(2)	0	18
Keurig Dr Pepper, Inc.	88	3,142
Kroger Co.	5	232
Lancaster Colony Corp.	1	136
Lifecore Biomedical, Inc.(1)	24	157
MGP Ingredients, Inc.	1	81
Nature’s Sunshine Products, Inc.(1)	12	102
Nomad Foods Ltd.(1)	109	1,873
Nu Skin Enterprises, Inc. - Class A	4	148
Performance Food Group Co.(1)	1	63
PriceSmart, Inc.	1	80
Primo Water Corp.	13	195
Reynolds Consumer Products, Inc.	121	3,626
Simply Good Foods Co.(1)	5	186
Sprouts Farmers Market, Inc.(1)	2	50
TreeHouse Foods, Inc.(1)	3	143
United Natural Foods, Inc.(1)	2	91
Universal Corp.	2	79
Vector Group Ltd.	15	177
Village Super Market, Inc. - Class A	1	16
WD-40 Co.	5	845
Whole Earth Brands, Inc.(1)	22	90

Total Consumer Staples		24,549

Energy – 4.46%
Antero Resources Corp.(1)	33	1,023
APA Corp.	1	60
Baker Hughes Co. - Class A	61	1,788
Berry Corp.	3	27
Bristow Group, Inc.(1)	1	27
Cactus, Inc. - Class A	4	202
California Resources Corp.	2	80
Callon Petroleum Co.(1)	4	162
Cameco Corp.	47	1,076
ChampionX Corp.	8	219
Cheniere Energy, Inc.	11	1,666
Chesapeake Energy Corp.	7	650
Chord Energy Corp.	2	280
Civitas Resources, Inc.	1	44
Clean Energy Fuels Corp.(1)	24	127
CNX Resources Corp.(1)	9	145
CONSOL Energy, Inc.(2)	0	24
Coterra Energy, Inc.	1	36
Delek US Holdings, Inc.	7	184
Denbury, Inc.(1)	13	1,122
Devon Energy Corp.	25	1,553
Diamondback Energy, Inc.	2	235
Dorian LPG Ltd.	5	103
Dril-Quip, Inc.(1)	1	29
EOG Resources, Inc.	29	3,695
EQT Corp.	45	1,507
Equitrans Midstream Corp.	10	66
Expro Group Holdings NV(1)	4	67
Frontline Ltd.	7	89
Golar LNG Ltd.(1)	5	117
Green Plains, Inc.(1)	6	170
Halliburton Co.	3	99
Helmerich & Payne, Inc.	36	1,781
Hess Corp.	1	196
HF Sinclair Corp.	20	1,026
International Seaways, Inc.	6	211
Kosmos Energy Ltd.(1)	8	52
Liberty Energy, Inc. - Class A	2	33
Magnolia Oil & Gas Corp. - Class A	76	1,788
Marathon Oil Corp.	6	175
Matador Resources Co.	9	513
Murphy Oil Corp.	6	278

Nabors Industries Ltd.(1)(2)	0	32
NexTier Oilfield Solutions, Inc.(1)	4	36
Noble Corp Plc(1)	5	196
Northern Oil & Gas, Inc.	3	93
NOV, Inc.	61	1,266
ONEOK, Inc.(2)	0	25
Patterson-UTI Energy, Inc.	13	224
PDC Energy, Inc.	3	216
Peabody Energy Corp.(1)	5	139
Permian Resources Corp. - Class A	21	196
Phillips 66	2	209
REX American Resources Corp.(1)	3	107
RPC, Inc.	4	40
Scorpio Tankers, Inc.	1	57
Solaris Oilfield Infrastructure, Inc. - Class A	2	23
Targa Resources Corp.	1	68
Teekay Corp.(1)	35	159
Texas Pacific Land Corp.	1	1,479
Tidewater, Inc.(1)	2	79
Valaris Ltd.(1)	1	61
Valero Energy Corp.	17	2,168
Williams Companies, Inc.	2	61
World Fuel Services Corp.	4	104

Total Energy		29,763

Financials – 14.48%
1st Source Corp.	1	38
Affiliated Managers Group, Inc.	1	123
Aflac, Inc.	2	153
AGNC Investment Corp.	15	154
Allstate Corp.	23	3,176
Ally Financial, Inc.	9	212
American Equity Investment Life Holding Co.	4	164
American Financial Group, Inc.	11	1,459
Ameriprise Financial, Inc.(2)	0	49
Ameris Bancorp	3	148
AMERISAFE, Inc.	4	208
Annaly Capital Management, Inc.	123	2,597
Apollo Commercial Real Estate Finance, Inc.	10	112
Apollo Global Management, Inc.	2	103
Arbor Realty Trust, Inc.	6	75
Arch Capital Group Ltd.(1)	70	4,366
Ares Management Corp. - Class A	15	1,003
Argo Group International Holdings Ltd.	2	51
ARMOUR Residential REIT, Inc.	21	118
Arrow Financial Corp.	1	40
Arthur J. Gallagher & Co.(2)	0	38
Associated Banc-Corp.	2	41
Assured Guaranty Ltd.	4	220
Atlantic Union Bankshares Corp.	1	25
Axis Capital Holdings Ltd.	10	550
Axos Financial, Inc.(1)	1	49
BancFirst Corp.	3	227
Banco Latinoamericano de Comercio Exterior SA - Class E	9	151
Bank First Corp.	1	63
Bank of Hawaii Corp.	19	1,456
BankUnited, Inc.	38	1,274
Blackstone Mortgage Trust, Inc. - Class A	8	164
Bread Financial Holdings, Inc.	1	52
Brighthouse Financial, Inc.(1)	4	215
BrightSpire Capital, Inc. - Class A	13	81
Brookline Bancorp, Inc.	12	169
Brown & Brown, Inc.	54	3,058
Byline Bancorp, Inc.	1	24
Cadence Bank	13	319
Cannae Holdings, Inc.(1)	2	46
Capital City Bank Group, Inc.	6	201
Capstar Financial Holdings, Inc.	3	59
CBOE Global Markets, Inc.	11	1,319

Chimera Investment Corp.	9	50
Cincinnati Financial Corp.(2)	0	44
Citizens & Northern Corp.	4	99
City Holding Co.	1	103
Claros Mortgage Trust, Inc.	4	63
CNA Financial Corp.	1	35
CNO Financial Group, Inc.	7	155
Cohen & Steers, Inc.	1	42
Coinbase Global, Inc. - Class A(1)	4	144
Columbia Financial, Inc.(1)	2	43
Comerica, Inc.	26	1,706
Community Bank System, Inc.	26	1,620
Community Trust Bancorp, Inc.(2)	0	1
Compass Diversified Holdings	9	162
Cowen, Inc. - Class A	1	29
Crawford & Co. - Class A	16	90
CrossFirst Bankshares, Inc.(1)	12	145
Cullen/Frost Bankers, Inc.	18	2,375
CVB Financial Corp.	14	354
Diamond Hill Investment Group, Inc.(2)	0	26
Dime Community Bancshares, Inc.	5	152
Discover Financial Services	18	1,769
Donegal Group, Inc. - Class A	1	14
Eagle Bancorp, Inc.	1	22
East West Bancorp, Inc.	11	699
Eastern Bankshares, Inc.	9	161
Ellington Financial, Inc.	10	120
Employers Holdings, Inc.	4	154
Enstar Group Ltd.(1)	1	242
Essent Group Ltd.	5	194
Evercore, Inc. - Class A(2)	0	27
Everest Re Group Ltd.	5	1,494
FactSet Research Systems, Inc.	6	2,264
Farmers & Merchants Bancorp, Inc.	4	109
Farmers National Banc Corp.	3	39
Fifth Third Bancorp	53	1,732
Financial Institutions, Inc.	5	121
First Bancorp	116	1,477
First Bancorp, Inc.	3	105
First Bancshares, Inc.	1	40
First Busey Corp.	6	152
First Citizens BancShares, Inc. - Class A	3	2,224
First Commonwealth Financial Corp.	12	171
First Community Bankshares, Inc.	4	140
First Financial Bancorp	2	47
First Financial Corp.	1	39
First Foundation, Inc.	15	210
First Hawaiian, Inc.	75	1,962
First Horizon Corp.	1	25
First Interstate BancSystem, Inc. - Class A	4	140
First Merchants Corp.	8	343
First of Long Island Corp.	2	35
First Republic Bank	5	609
FirstCash Holdings, Inc.	1	123
FNB Corp.	2	27
Franklin BSP Realty Trust, Inc.	8	101
Genworth Financial, Inc. - Class A(1)	39	204
German American Bancorp, Inc.	1	50
Glacier Bancorp, Inc.	56	2,763
Granite Point Mortgage Trust, Inc.	14	73
Green Dot Corp. - Class A(1)	2	27
Hamilton Lane, Inc. - Class A(2)	0	17
Hancock Whitney Corp.	4	170
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5	138
Hanover Insurance Group, Inc.	11	1,487
HarborOne Bancorp, Inc.	6	89
HBT Financial, Inc.	4	83
Heritage Commerce Corp.	5	67

Home Bancshares, Inc.	12	266
Hope Bancorp, Inc.	7	91
Horace Mann Educators Corp.	1	46
Houlihan Lokey, Inc. - Class A	8	705
Independent Bank Corp.	3	68
Independent Bank Group, Inc.(2)	0	19
Jackson Financial, Inc. - Class A	5	167
James River Group Holdings Ltd.	7	150
Kemper Corp.	24	1,187
Kinsale Capital Group, Inc.	3	753
KKR & Co., Inc. - Class Miscella	1	52
Ladder Capital Corp. - Class A	21	207
Lakeland Bancorp, Inc.	8	143
Lincoln National Corp.	6	171
Loews Corp.	25	1,483
LPL Financial Holdings, Inc.	11	2,280
M&T Bank Corp.	1	160
Macatawa Bank Corp.	15	161
MBIA, Inc.(1)	8	99
Mercury General Corp.	4	153
MFA Financial, Inc.	6	63
Moelis & Co. - Class A	37	1,435
Morningstar, Inc.	3	623
Mr Cooper Group, Inc.(1)	2	63
MSCI, Inc. - Class A	3	1,245
NBT Bancorp, Inc.	1	47
New York Mortgage Trust, Inc.	38	98
NMI Holdings, Inc. - Class A(1)	2	50
Northfield Bancorp, Inc.	3	52
Northwest Bancshares, Inc.	2	23
OFG Bancorp	2	69
Old National Bancorp	24	435
Old Second Bancorp, Inc.	5	77
Open Lending Corp. - Class A(1)	6	42
Orchid Island Capital, Inc. - Class A	15	159
Pacific Premier Bancorp, Inc.	1	40
PacWest Bancorp	8	173
Palomar Holdings, Inc. - Class A(1)	3	118
Peapack Gladstone Financial Corp.	1	43
ProAssurance Corp.	4	77
PROG Holdings, Inc.(1)	1	18
Progressive Corp.	8	1,077
Prosperity Bancshares, Inc.	28	2,035
Provident Financial Services, Inc.	4	93
Prudential Financial, Inc.(2)	0	33
QCR Holdings, Inc.(2)	0	21
Radian Group, Inc.	10	190
Redwood Trust, Inc.	9	59
Regions Financial Corp.	72	1,558
Reinsurance Group of America, Inc. - Class A	11	1,554
RLI Corp.	21	2,799
Rocket Companies, Inc. - Class A	4	26
S&P Global, Inc.	2	705
S&T Bancorp, Inc.	3	113
Safety Insurance Group, Inc.(2)	0	36
Sandy Spring Bancorp, Inc.	5	168
Seacoast Banking Corp. of Florida	4	120
SEI Investments Co.(2)	0	19
Selective Insurance Group, Inc.	18	1,551
ServisFirst Bancshares, Inc.	4	262
Shore Bancshares, Inc.	1	19
Signature Bank	1	136
Simmons First National Corp. - Class A	13	288
SiriusPoint Ltd.(1)	20	120
SmartFinancial, Inc.	7	184
South State Corp.	3	266
Southern First Bancshares, Inc.(1)	1	43
StepStone Group, Inc. - Class A	6	140

Stewart Information Services Corp.	2	76
Stifel Financial Corp.	33	1,902
StoneX Group, Inc.(1)	4	387
SVB Financial Group(1)	2	491
Synchrony Financial	1	47
Synovus Financial Corp.	48	1,786
T Rowe Price Group, Inc.(2)	0	41
Texas Capital Bancshares, Inc.(1)	31	1,848
Tompkins Financial Corp.(2)	0	37
Towne Bank	11	337
TPG INC - Class A	12	322
Tradeweb Markets, Inc. - Class A	14	915
Triumph Financial, Inc.(1)	4	176
TrustCo Bank Corp. NY	1	45
Trustmark Corp.	1	48
Two Harbors Investment Corp.(2)	0	1
UMB Financial Corp.(2)	0	42
United Bankshares, Inc.	1	29
United Community Banks, Inc.	4	147
United Fire Group, Inc.	4	100
Universal Insurance Holdings, Inc.	12	122
Univest Financial Corp.	7	170
Valley National Bancorp	30	343
Walker & Dunlop, Inc.	1	43
Washington Federal, Inc.	2	66
Waterstone Financial, Inc.	10	173
Webster Financial Corp.	17	826
WesBanco, Inc.	9	328
West BanCorp, Inc.	7	178
Western Alliance Bancorp	4	227
White Mountains Insurance Group Ltd.(2)	0	23
Wintrust Financial Corp.	23	1,986
WSFS Financial Corp.	3	149
Zions Bancorp N.A.	47	2,302

Total Financials		96,526

Healthcare – 12.61%
10X Genomics, Inc. - Class A(1)	11	395
1Life Healthcare, Inc.(1)	8	141
AbCellera Biologics, Inc.(1)	2	22
Abiomed, Inc.(1)(2)(4)	0	–
Acadia Healthcare Co., Inc.(1)	34	2,790
ACADIA Pharmaceuticals, Inc.(1)	1	20
AdaptHealth Corp. - Class A(1)	1	27
Adaptive Biotechnologies Corp.(1)	14	104
Addus HomeCare Corp.(1)	1	53
Agilent Technologies, Inc.	13	1,872
Agios Pharmaceuticals, Inc.(1)	29	823
Akero Therapeutics, Inc.(1)	2	105
Alcon, Inc.	44	3,027
Alector, Inc.(1)	21	191
Align Technology, Inc.(1)	1	239
Alignment Healthcare, Inc.(1)	54	634
Alkermes Plc(1)	6	158
Allscripts Healthcare Solutions, Inc.(1)	3	57
Alnylam Pharmaceuticals, Inc.(1)	5	1,258
Amedisys, Inc.(1)	4	372
AmerisourceBergen Corp. - Class A(2)	0	46
Amicus Therapeutics, Inc.(1)	3	36
AMN Healthcare Services, Inc.(1)	1	120
Amphastar Pharmaceuticals, Inc.(1)	3	77
AngioDynamics, Inc.(1)	5	74
Apellis Pharmaceuticals, Inc.(1)	3	178
Arcus Biosciences, Inc.(1)	5	104
AtriCure, Inc.(1)	4	198
Avanos Medical, Inc.(1)	4	108
Avantor, Inc.(1)	5	104
Axonics, Inc.(1)	13	813
Beam Therapeutics, Inc.(1)	12	477

BioCryst Pharmaceuticals, Inc.(1)	2	24
Biogen, Inc.(1)	1	205
Biohaven Ltd.(1)(2)	0	3
Bio-Rad Laboratories, Inc. - Class A(1)(2)	0	44
Bio-Techne Corp.	38	3,113
Cardiovascular Systems, Inc.(1)	7	99
CareDx, Inc.(1)	12	142
Catalent, Inc.(1)	2	112
Celldex Therapeutics, Inc.(1)	1	31
Centene Corp.(1)	14	1,189
Charles River Laboratories International, Inc.(1)	12	2,702
Chemed Corp.	4	2,276
Computer Programs & Systems, Inc.(1)	3	81
Cooper Companies, Inc.	3	958
CorVel Corp.(1)	2	228
Crinetics Pharmaceuticals, Inc.(1)	6	109
Cymabay Therapeutics, Inc.(1)	12	77
Cytek Biosciences, Inc.(1)	14	146
Cytokinetics, Inc.(1)	11	485
DaVita, Inc.(1)	2	159
Deciphera Pharmaceuticals, Inc.(1)	2	27
Denali Therapeutics, Inc.(1)	6	162
DexCom, Inc.(1)	17	1,923
Ensign Group, Inc.	2	160
Envista Holdings Corp.(1)	62	2,071
Evolent Health, Inc. - Class A(1)	19	535
Exact Sciences Corp.(1)	12	609
Exelixis, Inc.(1)	81	1,298
Geron Corp.(1)	8	20
Glaukos Corp.(1)	4	156
Haemonetics Corp.(1)	2	188
Halozyme Therapeutics, Inc.(1)	49	2,801
Harmony Biosciences Holdings, Inc.(1)	2	89
HealthEquity, Inc.(1)	1	48
Hologic, Inc.(1)	12	922
Horizon Therapeutics Plc(1)	18	2,041
Humana, Inc.	1	704
ICON Plc(1)	13	2,453
IDEXX Laboratories, Inc.(1)	2	849
Inari Medical, Inc.(1)	14	885
Insmed, Inc.(1)	7	143
Inspire Medical Systems, Inc.(1)	1	155
Insulet Corp.(1)	7	2,146
Integer Holdings Corp.(1)	2	159
Integra LifeSciences Holdings Corp.(1)	37	2,056
Intra-Cellular Therapies, Inc.(1)	3	156
Ionis Pharmaceuticals, Inc.(1)	4	150
Iovance Biotherapeutics, Inc.(1)	24	155
IQVIA Holdings, Inc.(1)	1	186
iRhythm Technologies, Inc.(1)	4	415
Ironwood Pharmaceuticals, Inc. - Class A(1)	5	61
IVERIC bio, Inc.(1)	2	46
Jazz Pharmaceuticals Plc(1)	5	867
Karuna Therapeutics, Inc.(1)	1	146
Krystal Biotech, Inc.(1)	2	127
Kura Oncology, Inc.(1)	5	67
Laboratory Corp. of America Holdings(2)	0	46
Lantheus Holdings, Inc.(1)	3	149
LeMaitre Vascular, Inc.	3	160
LHC Group, Inc.(1)	1	221
Ligand Pharmaceuticals, Inc.(1)(2)	0	17
LivaNova Plc(1)	1	56
Madrigal Pharmaceuticals, Inc.(1)	2	464
Maravai LifeSciences Holdings, Inc. - Class A(1)	7	104
Masimo Corp.(1)	1	156
McKesson Corp.	3	1,026
Medpace Holdings, Inc.(1)	1	160
Merit Medical Systems, Inc.(1)	5	336

Mettler-Toledo International, Inc.(1)	1	1,383
Molina Healthcare, Inc.(1)	3	1,135
Myriad Genetics, Inc.(1)	1	13
Natera, Inc.(1)	13	510
Neogen Corp.(1)	11	169
NeoGenomics, Inc.(1)	18	162
Neurocrine Biosciences, Inc.(1)	24	2,888
Nevro Corp.(1)	4	154
OmniAb, Inc. - Class CR3(1)(2)(4)	0	–
OmniAb, Inc. - Class CR4(1)(2)(4)	0	–
Omnicell, Inc.(1)	7	365
Option Care Health, Inc.(1)	22	671
Orthofix Medical, Inc.(1)	9	183
OrthoPediatrics Corp.(1)	4	169
Owens & Minor, Inc.(1)	8	154
Pacific Biosciences of California, Inc.(1)	28	227
Pacira BioSciences, Inc.(1)	4	168
Patterson Companies, Inc.	2	44
Pediatrix Medical Group, Inc.(1)	57	842
Phibro Animal Health Corp. - Class A	4	54
Phreesia, Inc.(1)	6	202
Prestige Consumer Healthcare, Inc.(1)	3	164
Prometheus Biosciences, Inc.(1)	1	156
Prothena Corp. Plc(1)	1	87
PTC Therapeutics, Inc.(1)	5	189
QIAGEN NV(1)	37	1,861
Quest Diagnostics, Inc.(2)	0	35
Recursion Pharmaceuticals, Inc. - Class A(1)	17	134
Repligen Corp.(1)	8	1,344
Replimune Group, Inc.(1)	8	214
ResMed, Inc.	6	1,152
Revance Therapeutics, Inc.(1)	1	25
REVOLUTION Medicines, Inc.(1)	3	63
Rocket Pharmaceuticals, Inc.(1)	7	140
Royalty Pharma Plc - Class A	17	682
Sage Therapeutics, Inc.(1)	4	153
Sarepta Therapeutics, Inc.(1)	8	998
Seagen, Inc.(1)	5	609
Select Medical Holdings Corp.	2	57
Shockwave Medical, Inc.(1)	3	577
Silk Road Medical, Inc.(1)	1	35
SomaLogic, Inc.(1)	59	147
SpringWorks Therapeutics, Inc.(1)	7	178
STAAR Surgical Co.(1)(2)	0	21
Stevanato Group SpA	65	1,161
Supernus Pharmaceuticals, Inc.(1)	2	55
Surgery Partners, Inc.(1)	1	28
Surmodics, Inc.(1)	1	27
Syneos Health, Inc. - Class A(1)	17	632
Tandem Diabetes Care, Inc.(1)	4	172
Teleflex, Inc.	7	1,705
Tenet Healthcare Corp.(1)	3	123
Travere Therapeutics, Inc. - Class Preferre(1)	8	171
Ultragenyx Pharmaceutical, Inc.(1)	16	747
Universal Health Services, Inc. - Class B	5	772
US Physical Therapy, Inc.(2)	0	33
Vaxcyte, Inc.(1)	2	110
Veeva Systems, Inc. - Class A(1)	1	172
Veracyte, Inc.(1)	7	163
Vicarious Surgical, Inc.(1)	98	198
Vir Biotechnology, Inc.(1)	4	92
West Pharmaceutical Services, Inc.	9	2,184
Xencor, Inc.(1)	3	77
Zimmer Biomet Holdings, Inc.	18	2,242

Total Healthcare		84,055

Industrials – 20.08%
AAON, Inc.	25	1,866
AAR Corp.(1)	1	44

ABM Industries, Inc.	5	218
ACCO Brands Corp.	32	179
Advanced Drainage Systems, Inc.	2	196
AECOM	31	2,597
AerCap Holdings NV(1)	74	4,309
Aerojet Rocketdyne Holdings, Inc.(1)	3	177
Aerovironment, Inc.(1)	2	155
AGCO Corp.(2)	0	69
Air Lease Corp. - Class A	16	618
Alamo Group, Inc.(2)	0	29
Alaska Air Group, Inc.(1)	32	1,376
Albany International Corp. - Class A	1	132
Alight, Inc. - Class A(1)	24	201
Allegion Plc	11	1,209
Altra Industrial Motion Corp.	2	143
Ameresco, Inc. - Class A(1)	15	872
American Airlines Group, Inc.(1)	2	24
American Woodmark Corp.(1)	2	91
AMETEK, Inc.	8	1,085
AO Smith Corp.	1	77
API Group Corp.(1)	54	1,024
Applied Industrial Technologies, Inc.	1	176
ArcBest Corp.(2)	0	24
Arcosa, Inc.	33	1,811
Array Technologies, Inc.(1)	5	104
ASGN, Inc.(1)	2	191
Atkore, Inc.(1)(2)	0	33
Atlas Air Worldwide Holdings, Inc.(1)(2)	0	30
Axon Enterprise, Inc.(1)	1	116
AZEK Co., Inc. - Class A(1)	21	422
AZZ, Inc.	3	123
Barnes Group, Inc.	3	135
Beacon Roofing Supply, Inc.(1)	2	85
Bloom Energy Corp. - Class A(1)	8	158
Boise Cascade Co.	2	112
Booz Allen Hamilton Holding Corp. - Class A	11	1,143
Builders FirstSource, Inc.(1)	19	1,210
Carlisle Companies, Inc.	14	3,283
Carrier Global Corp.	1	27
Casella Waste Systems, Inc. - Class A(1)	1	77
CBIZ, Inc.(1)	1	43
Chart Industries, Inc.(1)	3	357
Cintas Corp.(2)	0	108
Columbus McKinnon Corp.	2	65
Comfort Systems USA, Inc.	2	224
Copart, Inc.(1)	31	1,884
Core & Main, Inc. - Class A(1)	63	1,218
CoreCivic, Inc.(1)	13	152
CoStar Group, Inc.(1)	1	96
CSW Industrials, Inc.(2)	0	21
Cummins, Inc.(2)	0	23
Delta Air Lines, Inc.(1)	21	688
Donaldson Co., Inc.	40	2,366
Ducommun, Inc.(1)	1	41
Dun & Bradstreet Holdings, Inc.	87	1,063
Dycom Industries, Inc.(1)	17	1,636
EMCOR Group, Inc.	1	86
Encore Wire Corp.	1	192
Energy Recovery, Inc.(1)	5	108
EnerSys	2	163
Ennis, Inc.	6	130
EnPro Industries, Inc.	1	93
Equifax, Inc.	4	750
ESCO Technologies, Inc.(2)	0	24
Evoqua Water Technologies Corp.(1)	6	244
Expeditors International of Washington, Inc.	3	332
Exponent, Inc.	22	2,202
Fastenal Co.	8	364

Federal Signal Corp.	1	51
Fluor Corp.(1)	39	1,352
Fortune Brands Innovations, Inc.	1	73
Forward Air Corp.(2)	0	47
Franklin Electric Co., Inc.	1	116
FTI Consulting, Inc.(1)	7	1,170
Gates Industrial Corp. Plc(1)	85	970
GATX Corp.(2)	0	19
Generac Holdings, Inc.(1)	2	167
Gibraltar Industries, Inc.(1)	1	40
Global Industrial Co.	6	150
Gorman-Rupp Co.	1	33
Graco, Inc.	43	2,920
Granite Construction, Inc.	1	26
Griffon Corp.	2	58
GXO Logistics, Inc.(1)	4	156
Heartland Express, Inc.	2	24
HEICO Corp.	7	1,089
HEICO Corp. - Class A	7	782
Heidrick & Struggles International, Inc.	3	78
Helios Technologies, Inc.	1	46
Herc Holdings, Inc.	16	2,124
Hillenbrand, Inc.	2	102
Hillman Solutions Corp.(1)	21	153
HNI Corp.	2	66
Hub Group, Inc. - Class A(1)	2	142
Hubbell, Inc. - Class B	3	769
IAA, Inc.(1)	17	673
IDEX Corp.	9	2,023
Ingersoll Rand, Inc.	15	782
Insperity, Inc.	1	100
ITT, Inc.	8	674
Jacobs Solutions, Inc.	40	4,762
JB Hunt Transport Services, Inc.(2)	0	49
John Bean Technologies Corp.	1	50
KAR Auction Services, Inc.(1)	14	188
KBR, Inc.	1	50
Kelly Services, Inc. - Class A	2	33
Kennametal, Inc.	3	73
Kirby Corp.(1)	28	1,830
Knight-Swift Transportation Holdings, Inc. - Class A	40	2,113
Korn Ferry	21	1,047
Lincoln Electric Holdings, Inc.	20	2,939
Luxfer Holdings Plc	5	71
Masonite International Corp.(1)	17	1,338
MasTec, Inc.(1)	32	2,767
Masterbrand, Inc.(1)	1	10
Matson, Inc.	3	158
Maxar Technologies, Inc.	4	210
Miller Industries, Inc.	8	216
Moog, Inc. - Class A	1	47
Mueller Industries, Inc.	3	150
Mueller Water Products, Inc. - Class A	3	36
MYR Group, Inc.(1)	1	103
National Presto Industries, Inc.	1	101
Nordson Corp.	20	4,650
NOW, Inc.(1)	9	109
NV5 Global, Inc.(1)	1	147
nVent Electric Plc	1	25
Old Dominion Freight Line, Inc.	3	786
Oshkosh Corp.	14	1,211
Parker-Hannifin Corp.(2)	0	32
Pentair Plc	1	32
Quanex Building Products Corp.	2	58
Quanta Services, Inc.	21	3,050
RBC Bearings, Inc.(1)	22	4,635
Regal Rexnord Corp.	16	1,861
Republic Services, Inc. - Class A	32	4,172

Resideo Technologies, Inc.(1)	13	222
Resources Connection, Inc.	1	16
Robert Half International, Inc.	17	1,224
Rockwell Automation, Inc.(2)	0	117
Rollins, Inc.	27	1,000
Rush Enterprises, Inc. - Class A(2)	0	25
RXO, Inc.(1)	23	400
Saia, Inc.(1)	1	146
Schneider National, Inc. - Class B	2	58
Sensata Technologies Holding Plc	31	1,259
Shoals Technologies Group, Inc. - Class A(1)	42	1,025
Simpson Manufacturing Co., Inc.	1	56
SiteOne Landscape Supply, Inc.(1)	8	975
Southwest Airlines Co.(1)	1	49
Spirit AeroSystems Holdings, Inc. - Class A	61	1,816
Spirit Airlines, Inc.(1)	9	173
SPX Technologies, Inc.(1)	2	108
Standex International Corp.(2)	0	42
Stanley Black & Decker, Inc.	1	75
Star Bulk Carriers Corp.	52	994
Steelcase, Inc. - Class A	8	53
Stericycle, Inc.(1)	1	50
Terex Corp.	5	205
Tetra Tech, Inc.	27	3,966
Timken Co.	33	2,341
Toro Co.	55	6,240
Trane Technologies Plc	10	1,758
TransDigm Group, Inc.(2)	0	36
Trinity Industries, Inc.	4	104
Triton International Ltd.	1	56
TrueBlue, Inc.(1)	3	50
UFP Industries, Inc.	1	60
UniFirst Corp.(2)	0	55
United Airlines Holdings, Inc.(1)	1	50
United Rentals, Inc.(1)(2)	0	53
Upwork, Inc.(1)	14	146
Valmont Industries, Inc.	10	3,307
Vertiv Holdings Co. - Class A	144	1,967
Viad Corp.(1)	6	158
VSE Corp.	3	145
Watsco, Inc.	5	1,162
Watts Water Technologies, Inc. - Class A	10	1,427
Werner Enterprises, Inc.	1	46
WillScot Mobile Mini Holdings Corp. - Class A(1)	13	603
WW Grainger, Inc.(2)	0	58
XPO, Inc.(1)	50	1,667
Xylem, Inc.	13	1,384
Zurn Elkay Water Solutions Corp.	10	207

Total Industrials		133,842

Information Technology – 15.74%
ACI Worldwide, Inc.(1)	60	1,376
Adeia, Inc.	9	88
ADTRAN Holdings, Inc.	2	29
Advanced Energy Industries, Inc.	2	210
Advanced Micro Devices, Inc.(1)	6	418
Akamai Technologies, Inc.(1)	3	214
Akoustis Technologies, Inc.(1)(2)	0	0
Allegro MicroSystems, Inc.(1)	57	1,701
Alpha & Omega Semiconductor Ltd.(1)	1	28
Altair Engineering, Inc. - Class A(1)	5	227
Amdocs Ltd.	47	4,293
Amkor Technology, Inc.	6	142
Amphenol Corp. - Class A	1	48
Amplitude, Inc. - Class A(1)	12	146
ANSYS, Inc.(1)	1	230
Appfolio, Inc. - Class A(1)	1	152
AppLovin Corp. - Class A(1)	16	167
Arista Networks, Inc.(1)	9	1,043

Arrow Electronics, Inc.(1)(2)	0	40
Aspen Technology, Inc.(1)	7	1,369
AvePoint, Inc.(1)	6	25
Avnet, Inc.	36	1,497
Axcelis Technologies, Inc.(1)	1	119
Belden, Inc.	18	1,308
Benchmark Electronics, Inc.	3	90
Bentley Systems, Inc. - Class B	28	1,051
Bill.com Holdings, Inc.(1)	6	700
Black Knight, Inc.(1)	3	163
Blackline, Inc.(1)	3	177
Box, Inc. - Class A(1)	4	119
Brightcove, Inc.(1)	29	150
C3.ai, Inc. - Class A(1)	14	158
Cadence Design Systems, Inc.(1)	10	1,657
Calix, Inc.(1)	3	190
CDW Corp.(2)	0	36
Ceridian HCM Holding, Inc.(1)	3	195
Ciena Corp.(1)	16	833
Clear Secure, Inc. - Class A	11	307
Cloudflare, Inc. - Class A(1)	3	142
Cognex Corp.	1	31
Cohu, Inc.(1)	7	217
CommScope Holding Co., Inc.(1)	4	30
CommVault Systems, Inc.(1)	30	1,876
Comtech Telecommunications Corp.	2	22
Confluent, Inc. - Class A(1)	24	539
Coupa Software, Inc.(1)	10	792
Crowdstrike Holdings, Inc. - Class A(1)	3	337
CSG Systems International, Inc.	2	88
CyberArk Software Ltd.(1)	9	1,187
Datadog, Inc. - Class A(1)	3	229
Dell Technologies, Inc. - Class C	1	30
Digi International, Inc.(1)	3	102
Digital Turbine, Inc.(1)	10	152
Diodes, Inc.(1)	5	403
DocuSign, Inc. - Class A(1)	3	152
DoubleVerify Holdings, Inc. - Class Rights(1)	29	647
DXC Technology Co.(1)	1	36
Dynatrace, Inc.(1)	41	1,558
Ebix, Inc.	1	26
Elastic NV(1)	10	523
Enphase Energy, Inc.(1)	3	683
Entegris, Inc.	24	1,599
Envestnet, Inc.(1)(2)	0	25
EPAM Systems, Inc.(1)	1	168
ePlus, Inc.(1)	2	89
Euronet Worldwide, Inc.(1)	27	2,507
EVERTEC, Inc.	3	88
ExlService Holdings, Inc.(1)	1	131
Extreme Networks, Inc.(1)	6	104
F5, Inc.(1)	4	632
Fabrinet(1)	1	66
Fair Isaac Corp.(1)	5	3,056
FARO Technologies, Inc.(1)	1	20
Fastly, Inc. - Class A(1)	5	45
Five9, Inc.(1)	5	314
FleetCor Technologies, Inc.(1)	1	235
FormFactor, Inc.(1)	7	162
Fortinet, Inc.(1)	3	153
Gartner, Inc.(1)(2)	0	97
Gen Digital, Inc.	69	1,486
Genpact Ltd.	28	1,310
Global Payments, Inc.	5	461
Globant SA(1)	3	475
HashiCorp, Inc. - Class A(1)	16	450
HP, Inc.	9	239
HubSpot, Inc.(1)	3	733

Insight Enterprises, Inc.(1)	1	106
Itron, Inc.(1)	3	134
Jabil, Inc.	3	214
Jack Henry & Associates, Inc.	11	1,862
Juniper Networks, Inc.	21	667
Keysight Technologies, Inc.(1)	6	1,017
Kulicke & Soffa Industries, Inc.	28	1,224
Lattice Semiconductor Corp.(1)	92	5,971
LiveVox Holdings, Inc.(1)	12	35
Lumentum Holdings, Inc.(1)	9	478
MACOM Technology Solutions Holdings, Inc.(1)	27	1,679
Manhattan Associates, Inc.(1)	25	3,063
Marvell Technology, Inc.	16	591
MAXIMUS, Inc.	1	48
MaxLinear, Inc. - Class A(1)	1	35
Methode Electronics, Inc.	1	34
Microchip Technology, Inc.	3	191
MKS Instruments, Inc.	25	2,135
Momentive Global, Inc.(1)	4	26
MongoDB, Inc. - Class A(1)	5	980
Monolithic Power Systems, Inc.(2)	0	149
Motorola Solutions, Inc.(2)	0	23
nCino, Inc.(1)	4	109
NCR Corp.(1)	42	991
NetApp, Inc.	4	224
NetScout Systems, Inc.(1)	9	284
Novanta, Inc.(1)	22	3,051
Okta, Inc. - Class A(1)	10	709
ON Semiconductor Corp.(1)	29	1,798
Onto Innovation, Inc.(1)	7	493
OSI Systems, Inc.(1)(2)	0	37
Palo Alto Networks, Inc.(1)	8	1,116
Paychex, Inc.	2	222
Paycom Software, Inc.(1)	1	244
Paylocity Holding Corp.(1)	8	1,525
Pegasystems, Inc.	1	29
Photronics, Inc.(1)	2	36
Power Integrations, Inc.	30	2,124
Procore Technologies, Inc.(1)	19	912
Pure Storage, Inc. - Class A(1)	61	1,629
Q2 Holdings, Inc.(1)	6	168
Qualtrics International, Inc. - Class A(1)	34	356
Qualys, Inc.(1)	15	1,725
Rambus, Inc.(1)	3	101
Rapid7, Inc.(1)	16	556
Remitly Global, Inc.(1)	45	517
RingCentral, Inc. - Class A(1)	4	144
Rogers Corp.(1)	1	172
Sabre Corp.(1)	23	141
Samsara, Inc. - Class A(1)	44	544
Sanmina Corp.(1)	3	178
ScanSource, Inc.(1)	4	103
Semtech Corp.(1)	7	208
SentinelOne, Inc. - Class A(1)	11	156
Silicon Laboratories, Inc.(1)	1	120
Smartsheet, Inc. - Class A(1)	21	838
SolarEdge Technologies, Inc.(1)	3	842
Splunk, Inc.(1)	2	152
Sprout Social, Inc. - Class A(1)(2)	0	26
SPS Commerce, Inc.(1)	14	1,767
StoneCo Ltd. - Class A(1)	14	129
Super Micro Computer, Inc.(1)	1	70
Synaptics, Inc.(1)	15	1,471
Synopsys, Inc.(1)	11	3,443
Teledyne Technologies, Inc.(1)	4	1,731
Tenable Holdings, Inc.(1)	5	210
Teradyne, Inc.	8	733
Toast, Inc. - Class A(1)	43	784

Trimble, Inc.(1)	6	281
TTM Technologies, Inc.(1)	12	179
Twilio, Inc. - Class A(1)	3	167
Tyler Technologies, Inc.(1)	5	1,552
Ultra Clean Holdings, Inc.(1)	1	41
Unity Software, Inc.(1)	5	150
Varonis Systems, Inc. - Class B(1)	7	156
Verra Mobility Corp. - Class A(1)	8	110
Viavi Solutions, Inc.(1)	22	228
Vishay Intertechnology, Inc.	3	54
Vishay Precision Group, Inc.(1)	2	78
Western Digital Corp.(1)	1	30
Western Union Co.	2	24
Wolfspeed, Inc.(1)	2	169
Workiva, Inc. - Class A(1)	2	191
Xerox Holdings Corp.	12	170
Zebra Technologies Corp. - Class A(1)	8	1,943
Zoom Video Communications, Inc. - Class A(1)	7	443
Zscaler, Inc.(1)	2	203

Total Information Technology		104,892

Materials – 4.42%
5E Advanced Materials, Inc.(1)	37	293
AdvanSix, Inc.	1	57
Albemarle Corp.(2)	0	30
Alpha Metallurgical Resources, Inc.(2)	0	24
AptarGroup, Inc.	9	1,035
Arconic Corp.(1)	5	105
Ashland, Inc.	21	2,297
ATI, Inc.(1)	61	1,828
Avery Dennison Corp.	8	1,475
Avient Corp.	7	235
Axalta Coating Systems Ltd.(1)	2	53
Balchem Corp.	2	213
Ball Corp.	19	947
Berry Global Group, Inc.	42	2,553
Cabot Corp.	2	108
Carpenter Technology Corp.	4	141
CF Industries Holdings, Inc.	2	182
Coeur Mining, Inc.(1)	7	23
Commercial Metals Co.	4	209
Compass Minerals International, Inc.	1	27
Constellium SE - Class A(1)	9	107
Corteva, Inc.	1	73
Crown Holdings, Inc.	3	227
Eagle Materials, Inc.	15	1,950
Ecovyst, Inc.(1)	17	147
FMC Corp.	1	178
Freeport-McMoRan, Inc.	66	2,514
HB Fuller Co.	1	55
Hecla Mining Co.	11	59
Huntsman Corp.	76	2,097
Ingevity Corp.(1)	1	57
Innospec, Inc.	11	1,098
International Flavors & Fragrances, Inc.(2)	0	50
International Paper Co.	2	72
Ivanhoe Electric, Inc.(1)	13	164
Louisiana-Pacific Corp.	1	38
LyondellBasell Industries NV - Class A	1	51
Martin Marietta Materials, Inc.(2)	0	23
Mativ Holdings, Inc.	4	92
Minerals Technologies, Inc.	1	80
Mosaic Co.	1	37
Novagold Resources, Inc.(1)	6	37
Nucor Corp.(2)	0	50
O-I Glass, Inc.(1)	5	88
Packaging Corp. of America(2)	0	18
PPG Industries, Inc.	1	160
Quaker Chemical Corp.	1	97

Reliance Steel & Aluminum Co.	6	1,157
Royal Gold, Inc.(2)	0	40
RPM International, Inc.	20	1,912
Schnitzer Steel Industries, Inc. - Class A	2	51
Scotts Miracle-Gro Co.	3	153
Silgan Holdings, Inc.	1	54
Sonoco Products Co.(2)	0	15
SSR Mining, Inc.	4	67
Steel Dynamics, Inc.	2	210
Stepan Co.	1	59
Summit Materials, Inc. - Class A(1)	6	174
TriMas Corp.	8	233
Vulcan Materials Co.	21	3,684
Warrior Met Coal, Inc.	4	156
Westlake Corp.(2)	0	31
Worthington Industries, Inc.(2)	0	23

Total Materials		29,473

Real Estate – 3.60%
Acadia Realty Trust	5	73
Agree Realty Corp.	6	423
Alexander & Baldwin, Inc.	3	60
Alexandria Real Estate Equities, Inc.(2)	0	18
Apartment Investment & Management Co. - Class A	6	44
Apple Hospitality REIT, Inc.	12	184
Boston Properties, Inc.	25	1,720
Brandywine Realty Trust	25	156
Brixmor Property Group, Inc.	2	46
Broadstone Net Lease, Inc. - Class A	78	1,257
Camden Property Trust	13	1,415
CBRE Group, Inc. - Class A(1)	47	3,637
Corporate Office Properties Trust	5	128
Cousins Properties, Inc.	39	995
CTO Realty Growth, Inc.	6	113
CubeSmart	43	1,746
DiamondRock Hospitality Co.	14	115
DigitalBridge Group, Inc.	4	43
EastGroup Properties, Inc.(2)	0	41
Elme Communities	9	161
Empire State Realty Trust, Inc. - Class A	12	81
Equity Commonwealth	6	162
Essential Properties Realty Trust, Inc.	2	53
Extra Space Storage, Inc.	1	194
Farmland Partners, Inc.	7	92
Four Corners Property Trust, Inc.	6	159
FRP Holdings, Inc.(1)	1	27
Gaming & Leisure Properties, Inc.	45	2,346
Getty Realty Corp.	1	48
Global Medical REIT, Inc.	11	107
Hersha Hospitality Trust - Class A	2	17
Howard Hughes Corp.(1)(2)	0	27
Innovative Industrial Properties, Inc. - Class A	2	172
InvenTrust Properties Corp.	10	228
iStar, Inc.	37	282
Kennedy-Wilson Holdings, Inc.	11	174
Kite Realty Group Trust	8	168
LXP Industrial Trust	18	175
Macerich Co.	9	99
Marcus & Millichap, Inc.	1	21
Medical Properties Trust, Inc.	20	217
National Health Investors, Inc.	3	172
Necessity Retail REIT, Inc.	11	64
NETSTREIT Corp.	12	216
One Liberty Properties, Inc.(2)	0	1
Outfront Media, Inc.	6	92
Paramount Group, Inc.	13	77
Phillips Edison & Co., Inc.	2	59
Physicians Realty Trust	106	1,538
Plymouth Industrial REIT, Inc.	4	72

Postal Realty Trust, Inc. - Class A	7	102
PotlatchDeltic Corp.	4	179
Redfin Corp.(1)	28	117
Retail Opportunity Investments Corp.	14	209
RLJ Lodging Trust	7	79
RPT Realty	20	204
Ryman Hospitality Properties, Inc.	12	944
Sabra Health Care REIT, Inc.	8	94
SBA Communications Corp. - Class A	1	169
Service Properties Trust	15	106
Simon Property Group, Inc.(2)	0	42
SITE Centers Corp.	5	66
STAG Industrial, Inc.	44	1,417
Summit Hotel Properties, Inc.	13	96
Sunstone Hotel Investors, Inc.	23	219
Terreno Realty Corp.	4	227
Veris Residential, Inc.(1)	8	120
Xenia Hotels & Resorts, Inc.	5	72

Total Real Estate		23,977

Utilities – 2.44%
ALLETE, Inc.	4	261
American Electric Power Co., Inc.	38	3,561
American States Water Co.	1	130
American Water Works Co., Inc.	16	2,416
Avista Corp.	4	169
Black Hills Corp.	5	349
Brookfield Infrastructure Corp. - Class A	3	119
California Water Service Group	3	158
Clearway Energy, Inc. - Class C	7	215
Consolidated Edison, Inc.	2	167
Constellation Energy Corp.	1	77
Edison International	2	109
Essential Utilities, Inc.	1	37
Evergy, Inc.	5	293
FirstEnergy Corp.	78	3,280
Hawaiian Electric Industries, Inc.	1	22
IDACORP, Inc.	19	2,080
MGE Energy, Inc.	5	358
New Jersey Resources Corp.	6	317
ONE Gas, Inc.	6	426
Ormat Technologies, Inc.	1	103
PNM Resources, Inc.	4	204
Portland General Electric Co.	4	177
Pure Cycle Corp.(1)	6	66
SJW Group(2)	0	17
South Jersey Industries, Inc.	5	175
Southwest Gas Holdings, Inc.	13	785
Sunnova Energy International, Inc.(1)	7	123
WEC Energy Group, Inc.(2)	0	16
York Water Co.	1	41

Total Utilities		16,251

Total Common Stocks (Cost: $629,531)		638,667

SHORT-TERM INVESTMENTS – 3.26%
Money Market Funds – 3.11%
Goldman Sachs Financial Square Government Fund - Class I, 4.14%(3)	20,703	20,703

Total Money Market Funds (Cost: $20,703)		20,703

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.15%
BBVA, Madrid, 3.84% due 01/03/2023	$323	323
National Australia Bank, London, 3.84% due 01/03/2023	696	696

Total Time Deposits (Cost: $1,019)		1,019

Total Short-Term Investments (Cost: $21,722)		21,722

TOTAL INVESTMENTS IN SECURITIES – 99.07% (Cost: $651,253)		660,389

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.93%	6,228

TOTAL NET ASSETS – 100.00%	$666,617

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.36%
Australia – 1.88%
ALS Ltd.	341	$2,831
AMP Ltd.(1)	1,829	1,627
Ampol Ltd.	13	242
ANZ Group Holdings Ltd.	645	10,384
APA Group	61	446
Aristocrat Leisure Ltd.	175	3,614
ASX Ltd.	10	474
Aurizon Holdings Ltd.	95	241
Beach Energy Ltd.	2,194	2,383
BHP Group Ltd.	809	25,060
BlueScope Steel Ltd.	264	3,008
Brambles Ltd.	406	3,326
carsales.com Ltd.	156	2,198
Challenger Ltd.	329	1,690
Cleanaway Waste Management Ltd.	2,296	4,092
Cochlear Ltd.	322	44,536
Coles Group Ltd.	69	783
Commonwealth Bank of Australia	88	6,121
Computershare Ltd.	28	492
CSL Ltd.	427	83,340
Dexus	56	292
Endeavour Group Ltd.	68	294
Evolution Mining Ltd.	1,050	2,147
Fortescue Metals Group Ltd.	88	1,229
Goodman Group	88	1,029
GPT Group	100	286
GWA Group Ltd.	610	848
IDP Education Ltd.	11	199
IGO Ltd.	35	322
Insurance Australia Group Ltd.	127	410
IPH Ltd.	289	1,699
Lendlease Corp. Ltd.	35	187
Lottery Corp. Ltd.(1)	115	351
Macquarie Group Ltd.	79	8,940
Medibank Pvt Ltd.	142	284
Metcash Ltd.	821	2,221
Mineral Resources Ltd.	9	464
Mirvac Group	197	285
National Australia Bank Ltd.	164	3,330
Newcrest Mining Ltd.	323	4,534
Northern Star Resources Ltd.	60	446
Orica Ltd.	24	244
Origin Energy Ltd.	88	460
OZ Minerals Ltd.	112	2,105
Pilbara Minerals Ltd.(1)	131	332
Qantas Airways Ltd.(1)	991	4,010
QBE Insurance Group Ltd.	999	9,066
Ramsay Health Care Ltd.	9	406
REA Group Ltd.	3	205
Reece Ltd.	13	120
Rio Tinto Ltd.	19	1,508
Santos Ltd.	1,692	8,324
Scentre Group	265	516
Seek Ltd.	17	244
Sonic Healthcare Ltd.	24	478
South32 Ltd.	236	648
Stockland	125	308
Suncorp Group Ltd.	64	525
Telstra Group Ltd.	1,474	3,987
Transurban Group	158	1,392
Treasury Wine Estates Ltd.	38	353
Vicinity Ltd.	205	276
Washington H Soul Pattinson & Co. Ltd.	11	208
Wesfarmers Ltd.	59	1,829
Westpac Banking Corp.	180	2,850
WiseTech Global Ltd.	8	270
Woodside Energy Group Ltd.	312	7,556

Woolworths Group Ltd.	63	1,437

Total Australia		276,342

Austria – 0.13%
Andritz AG	72	4,149
Erste Group Bank AG	18	564
Oesterreichische Post AG	119	3,758
OMV AG	8	392
Verbund AG	4	300
Voestalpine AG	6	152
Wienerberger AG	383	9,239

Total Austria		18,554

Belgium – 0.33%
Ageas SA	8	359
Anheuser-Busch InBev SA	732	44,079
D’ieteren Group	1	247
Elia Group SA	2	241
Groupe Bruxelles Lambert NV	5	407
KBC Group NV	13	836
Sofina SA	1	175
Solvay SA	4	391
UCB SA	7	532
Umicore SA	11	396
Warehouses de Pauw CVA	8	237

Total Belgium		47,900

Bermuda – 0.03%
Hiscox Ltd.	357	4,701

Total Bermuda		4,701

Brazil – 0.56%
Ambev SA	14,158	38,696
B3 SA - Brasil Bolsa Balcao	1,579	3,945
Localiza Rent a Car SA	278	2,756
Porto Seguro SA	199	872
Raia Drogasil SA	8,125	36,590

Total Brazil		82,859

Canada – 1.84%
Canadian Pacific Railway Ltd.	1,762	131,399
First Quantum Minerals Ltd.	89	1,861
Lululemon Athletica, Inc.(1)	135	43,363
Magna International, Inc.	396	22,241
Shopify, Inc. - Class A(1)	957	33,223
Thomson Reuters Corp.	328	37,429

Total Canada		269,516

Chile – 0.00%(2)
Antofagasta Plc	21	386

Total Chile		386

China – 2.81%
Alibaba Group Holding Ltd.(1)	8,140	89,315
Baidu, Inc. - ADR(1)	44	5,047
Baidu, Inc. - Class A(1)	1,408	20,075
Contemporary Amperex Technology Co. Ltd. - Class A	512	28,994
Li Ning Co. Ltd.	9,200	79,108
LONGi Green Energy Technology Co. Ltd. - Class A	4,898	29,792
Meituan - Class B(1)(3)	1,917	42,476
Ping An Insurance Group Co. of China Ltd. - Class H	6,202	40,747
Shenzhou International Group Holdings Ltd.	266	2,971
Tingyi Cayman Islands Holding Corp.	1,396	2,463
Trip.com Group Ltd.(1)	637	21,966

Trip.com Group Ltd. - ADR(1)	1,013	34,848
Vipshop Holdings Ltd. - ADR(1)	213	2,910
Weichai Power Co. Ltd. - Class H	1,808	2,391
Yum China Holdings, Inc.	97	5,321
Zhongsheng Group Holdings Ltd.	612	3,135

Total China		411,559

Denmark – 2.52%
AP Moller - Maersk - Class A(4)	0	350
AP Moller - Maersk - Class B(4)	0	580
Carlsberg AS - Class B	84	11,120
Chr Hansen Holding	6	407

Coloplast - Class B	214	25,022
Danske Bank	1,464	28,880
Demant(1)	406	11,309
DSV	303	47,972
Genmab(1)	3	1,439
GN Store Nord AS	291	6,716
Novo Nordisk - Class B	1,343	182,344
Novozymes - Class B	11	545
Orsted AS(3)	134	12,121
Pandora	5	328
ROCKWOOL - Class B(4)	0	107
Tryg	19	443
Vestas Wind Systems	1,378	40,185

Total Denmark		369,868

Finland – 0.64%
Elisa OYJ	7	393
Fortum OYJ	23	385
Kesko OYJ - Class B	14	309
Kone OYJ - Class B	17	901
Neste OYJ	22	1,009
Nokia OYJ	11,933	55,435
Nordea Bank Abp - Class A	174	1,862
Orion OYJ - Class B	5	301
Sampo OYJ - Class A	541	28,244
Stora Enso OYJ - Class R	28	398
UPM-Kymmene OYJ	27	1,024
Wartsila OYJ Abp	503	4,241

Total Finland		94,502

France – 8.90%
Accor SA(1)	1,834	45,757
Aeroports de Paris(1)	2	206
Air Liquide SA	27	3,841
Airbus SE	124	14,700
Alstom SA	16	402
Alten SA	73	9,138
Amundi SA(3)	1,107	62,759
Arkema SA	3	285
AXA SA	995	27,718
BioMerieux	2	232
BNP Paribas SA	625	35,560
Bollore SE	47	263
Bouygues SA	3,099	92,944
Bureau Veritas SA	15	406
Capgemini SE	8	1,416
Carrefour SA	31	511
Cie de Saint-Gobain	1,657	81,051
Cie Generale des Etablissements Michelin SCA	2,468	68,745
Covivio	2	145
Credit Agricole SA	63	667
Danone SA	33	1,742
Dassault Aviation SA	1	219
Dassault Systemes SE	34	1,240
Edenred	345	18,796
Eiffage SA	4	421
Electricite de France SA	30	386
Elis SA	165	2,436
Engie SA	94	1,346
EssilorLuxottica SA	168	30,413
Eurazeo SE	2	134
Gecina SA	2	244
Getlink SE	491	7,869
Hermes International	2	2,535
Imerys SA	27	1,069
Ipsen SA	2	209
JCDecaux SE(1)	411	7,812
Kering SA	60	30,529
Klepierre SA(1)	11	264
La Francaise des Jeux SAEM(3)	6	229

Legrand SA	286	22,935
L’Oreal SA	13	4,491
LVMH Moet Hennessy Louis Vuitton SE	166	120,642
Orange SA	102	1,008
Pernod Ricard SA	283	55,637
Publicis Groupe SA	538	34,386
Quadient SA	96	1,423
Remy Cointreau SA	284	47,865
Renault SA(1)	10	339
Rexel SA	3,447	68,177
Safran SA	18	2,214
Sanofi	2,019	194,711
Sartorius Stedim Biotech	180	58,610
Schneider Electric SE	633	88,839
SEB SA	1	107
Societe Generale SA	41	1,040
Sodexo SA	5	437
Technip Energies NV	138	2,165
Teleperformance	44	10,489
Thales SA	66	8,375
TotalEnergies SE	128	8,038
Ubisoft Entertainment SA(1)	414	11,708
Unibail-Rodamco-Westfield(1)	6	308
Valeo	11	191
Veolia Environnement SA	34	875
Vicat SA	43	1,077
Vinci SA	28	2,773
Vivendi SE	37	352
Wendel SE	1	130
Worldline SA(1)(3)	13	492

Total France		1,304,473

Germany – 5.12%
Adidas AG	239	32,327
Allianz SE	561	119,891
Auto1 Group SE(1)(3)	1,592	13,224
BASF SE	1,272	62,641
Bayer AG	187	9,648
Bayerische Motoren Werke AG	175	15,463
Bechtle AG	5	160
Beiersdorf AG	5	589
Brenntag SE	250	15,949
Carl Zeiss Meditec AG	2	273
Commerzbank AG(1)	55	510
Continental AG	934	55,699
Covestro AG(3)	1,727	67,292
CTS Eventim AG & Co. KGaA(1)	124	7,872
Daimler Truck Holding AG(1)	1,919	58,983
Delivery Hero SE(1)(3)	9	422
Deutsche Bank AG	107	1,205
Deutsche Boerse AG	10	1,710
Deutsche Lufthansa AG(1)	31	252
Deutsche Post AG	51	1,916
Deutsche Telekom AG	571	11,353
E.ON SE	115	1,142
Evonik Industries AG	3,660	69,808
Fresenius Medical Care AG & Co. KGaA	1,429	46,676
Fresenius SE & Co. KGaA	22	617
GEA Group AG	78	3,181
Gerresheimer AG	35	2,351
Hannover Rueck SE	30	5,990
HeidelbergCement AG	7	419
HelloFresh SE(1)	447	9,745
Henkel AG & Co. KGaA	5	337
Infineon Technologies AG	68	2,070
Knorr-Bremse AG	4	202
LEG Immobilien SE	4	251
Mercedes-Benz Group AG - Class REGISTERED	41	2,698
Merck KGaA	7	1,290

MTU Aero Engines AG	3	588
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7	2,335
Nemetschek SE	371	18,959
Puma SE	5	323
Rational AG(4)	0	163
Rheinmetall AG	2	454
RWE AG	33	1,459
SAP SE	54	5,576
Scout24 SE(3)	4	208
Siemens AG	216	29,781
Siemens Energy AG	22	419
Siemens Healthineers AG(3)	15	728
Stabilus SE	140	9,406
Symrise AG - Class A	7	741
Telefonica Deutschland Holding AG	57	140
TUI AG(1)	3,645	5,927
United Internet AG - Class REG	5	97
Volkswagen AG	2	241
Vonovia SE	37	879
Zalando SE(1)(3)	1,370	48,216

Total Germany		750,796

Hong Kong – 3.20%
AIA Group Ltd.	13,035	143,954
Ajisen China Holdings Ltd.	2,201	233
ASMPT Ltd.	203	1,445
BOC Hong Kong Holdings Ltd.	188	637
Budweiser Brewing Co. APAC Ltd.(3)	88	275
China Mengniu Dairy Co. Ltd.(1)	831	3,747
CK Asset Holdings Ltd.	102	626
CK Hutchison Holdings Ltd.	19,528	116,989
CK Infrastructure Holdings Ltd.	32	167
CLP Holdings Ltd.	86	623
Esprit Holdings Ltd.(1)	3,693	396
ESR Group Ltd.(3)	111	231
First Pacific Co. Ltd.	1,946	580
Futu Holdings Ltd. - ADR(1)	3	131
Galaxy Entertainment Group Ltd.	7,871	51,749
Hang Lung Properties Ltd.	106	206
Hang Seng Bank Ltd.	39	644
Henderson Land Development Co. Ltd.	78	271
HK Electric Investments & HK Electric Investments Ltd.	140	93
HKT Trust & HKT Ltd. - Class Miscella	193	236
Hong Kong & China Gas Co. Ltd.	589	558
Hong Kong Exchanges & Clearing Ltd.	61	2,617
Hongkong Land Holdings Ltd.	57	264
Jardine Matheson Holdings Ltd.	140	7,096
Johnson Electric Holdings Ltd.	687	865
Link Real Estate Investment Trust	109	797
MTR Corp. Ltd.	81	426
New World Development Co. Ltd.	75	210
Power Assets Holdings Ltd.	73	396
Sino Land Co. Ltd.	174	218
SITC International Holdings Co. Ltd.	69	153
Stella International Holdings Ltd.	658	619
Sun Hung Kai Properties Ltd.	75	1,018
Swire Pacific Ltd. - Class A	574	5,027
Swire Properties Ltd.	60	153
Techtronic Industries Co. Ltd.	4,735	52,595
WH Group Ltd.(3)	124,926	72,861
Wharf Real Estate Investment Co. Ltd.	86	501
Xinyi Glass Holdings Ltd.	93	172

Total Hong Kong		469,779

India – 1.66%
Asian Paints Ltd.	326	12,104
Axis Bank Ltd.	272	3,064
Dabur India Ltd.	318	2,153
Havells India Ltd.	139	1,843
HDFC Bank Ltd. - ADR	100	6,844

Housing Development Finance Corp. Ltd.	2,433	77,475
ICICI Bank Ltd. - ADR	2,489	54,485
ICICI Lombard General Insurance Co. Ltd.(3)	975	14,590
Infosys Ltd. - ADR	179	3,224
MakeMyTrip Ltd.(1)	498	13,725
Marico Ltd.	345	2,123
Reliance Industries Ltd.	807	24,781
Tata Consultancy Services Ltd.	103	4,066
United Spirits Ltd.(1)	2,179	23,042

Total India		243,519

Indonesia – 0.04%
Bank Central Asia Tbk PT	10,933	5,995

Total Indonesia		5,995

Ireland – 2.49%
Accenture Plc - Class A	265	70,619
AerCap Holdings NV(1)	7	413
AIB Group Plc	55	210
Bank of Ireland Group Plc	6,408	61,066
CRH Plc	116	4,632
DCC Plc	160	7,892
Experian Plc	3,596	121,793
Flutter Entertainment Plc(1)	223	30,491
ICON Plc(1)	313	60,711
Irish Continental Group Plc	972	4,424
James Hardie Industries Plc	105	1,898
Kerry Group Plc - Class A	8	753
Kingspan Group Plc	8	431
Smurfit Kappa Group Plc	13	469

Total Ireland		365,802

Isle of Man – 0.01%
Playtech Plc(1)	346	2,124

Total Isle of Man		2,124

Israel – 0.04%
Azrieli Group Ltd.	2	145
Bank Hapoalim BM	65	589
Bank Leumi Le-Israel BM	79	663
Bezeq The Israeli Telecommunication Corp. Ltd.	110	188
Check Point Software Technologies Ltd.(1)	5	656
CyberArk Software Ltd.(1)	2	272
Elbit Systems Ltd.	1	220
ICL Group Ltd.	38	273
Israel Discount Bank Ltd. - Class A	63	332
Mizrahi Tefahot Bank Ltd.	8	256
Nice Ltd.(1)	3	628
Teva Pharmaceutical Industries Ltd. - ADR(1)	57	515
Tower Semiconductor Ltd.(1)	6	243
Wix.com Ltd.(1)	3	227
ZIM Integrated Shipping Services Ltd.	4	71

Total Israel		5,278

Italy – 3.41%
Amplifon SpA	257	7,674
Assicurazioni Generali SpA	57	1,011
Davide Campari-Milano NV	648	6,583
DiaSorin SpA	1	177
Enel SpA	34,783	187,068
ENI SpA	4,955	70,451
Ferrari NV	351	75,328
FinecoBank Banca Fineco SpA	32	524
Infrastrutture Wireless Italiane SpA(3)	17	169
Intesa Sanpaolo SpA	2,130	4,718
Iveco Group NV(1)	339	2,017
Mediobanca Banca di Credito Finanziario SpA	30	293
Moncler SpA	11	561
Nexi SpA(1)(3)	30	237
Poste Italiane SpA(3)	28	273
Prysmian SpA	13	491
Recordati Industria Chimica e Farmaceutica SpA	5	222
Reply SpA	30	3,430

Saipem SpA(1)	124	150
Snam SpA	23,209	112,539
Telecom Italia SpA(1)	641	149
Terna - Rete Elettrica Nazionale	72	529
UniCredit SpA	1,768	25,093

Total Italy		499,687

Japan – 19.57%
ABC-Mart, Inc.	111	6,292
Advantest Corp.	10	634
Aeon Co. Ltd.	34	714
Aeon Delight Co. Ltd.	76	1,740
AGC, Inc.	10	335
Air Water, Inc.	900	10,451
Aisin Corp.	7	194
Ajinomoto Co., Inc.	23	717
ANA Holdings, Inc.(1)	8	172
Asahi Group Holdings Ltd.	273	8,495
Asahi Intecc Co. Ltd.	12	194
Asahi Kasei Corp.	65	459
Astellas Pharma, Inc.	94	1,435
Azbil Corp.	6	153
Bandai Namco Holdings, Inc.	10	652
Bridgestone Corp.	628	22,236
Brother Industries Ltd.	12	178
Canon, Inc.	52	1,121
Capcom Co. Ltd.	9	290
Central Japan Railway Co.	8	921
Chiba Bank Ltd.	28	202
Chubu Electric Power Co., Inc.	33	341
Chugai Pharmaceutical Co. Ltd.	35	895
Concordia Financial Group Ltd.	58	242
CyberAgent, Inc.	22	197
Dai Nippon Printing Co. Ltd.	11	221
Daiei Kankyo Co. Ltd.(1)	98	1,423
Daifuku Co. Ltd.	108	5,020
Dai-ichi Life Holdings, Inc.	1,183	26,725
Daiichi Sankyo Co. Ltd.	91	2,916
Daikin Industries Ltd.	13	1,957
Daito Trust Construction Co. Ltd.	3	317
Daiwa House Industry Co. Ltd.	820	18,881
Daiwa House REIT Investment Corp.(4)	0	263
Daiwa Securities Group, Inc.	467	2,063
Denso Corp.	479	23,476
Dentsu Group, Inc.	11	354
Disco Corp.	2	428
Dowa Holdings Co. Ltd.	131	4,131
East Japan Railway Co.	135	7,701
Eisai Co. Ltd.	13	857
ENEOS Holdings, Inc.	156	532
FANUC Corp.	10	1,467
Fast Retailing Co. Ltd.	3	1,886
Fuji Electric Co. Ltd.	6	234
Fuji Media Holdings, Inc.	957	7,783
FUJIFILM Holdings Corp.	1,437	71,832
Fujitsu Ltd.	10	1,360
Fukuoka Financial Group, Inc.	1,117	25,369
GLP J-REIT(4)	0	238
GMO Payment Gateway, Inc.	2	190
Hakuhodo DY Holdings, Inc.	400	4,017
Hamamatsu Photonics KK	7	348
Hankyu Hanshin Holdings, Inc.	12	347
Hikari Tsushin, Inc.	1	141
Hirose Electric Co. Ltd.	2	188
Hitachi Construction Machinery Co. Ltd.	6	123
Hitachi Ltd.	1,728	86,931
Honda Motor Co. Ltd.	5,161	117,710
Hoshizaki Corp.	5	190
Hoya Corp.	19	1,791

Hulic Co. Ltd.	19	148
Ibiden Co. Ltd.	6	202
Idemitsu Kosan Co. Ltd.	11	250
Iida Group Holdings Co. Ltd.	965	14,655
INFRONEER Holdings, Inc.	916	6,959
Inpex Corp.	1,027	11,030
Isuzu Motors Ltd.	2,590	30,022
Ito En Ltd.	3	102
ITOCHU Corp.	373	11,705
Itochu Techno-Solutions Corp.	5	109
Japan Airlines Co. Ltd.(1)	7	151
Japan Exchange Group, Inc.	27	382
Japan Metropolitan Fund Invest(4)	0	293
Japan Post Bank Co. Ltd.	22	185
Japan Post Holdings Co. Ltd.	1,023	8,611
Japan Post Insurance Co. Ltd.	10	183
Japan Real Estate Investment Corp.(4)	0	285
Japan Tobacco, Inc.	62	1,254
JFE Holdings, Inc.	26	304
JSR Corp.	9	180
Kajima Corp.	21	243
Kakaku.com, Inc.	7	117
Kansai Electric Power Co., Inc.	37	363
Kao Corp.	1,329	52,752
Kawasaki Kisen Kaisha Ltd.	158	3,352
KDDI Corp.	301	9,113
Keio Corp.	5	194
Keisei Electric Railway Co. Ltd.	7	188
Keyence Corp.	251	97,318
Kikkoman Corp.	8	395
Kintetsu Group Holdings Co. Ltd.	8	277
Kirin Holdings Co. Ltd.	1,817	27,694
Kobayashi Pharmaceutical Co. Ltd.	3	185
Kobe Bussan Co. Ltd.	8	225
Koei Tecmo Holdings Co. Ltd.	6	116
Koito Manufacturing Co. Ltd.	11	170
Komatsu Ltd.	2,808	60,690
Konami Group Corp.	5	222
Kose Corp.	2	196
Kubota Corp.	393	5,366
Kurita Water Industries Ltd.	5	223
Kyocera Corp.	1,853	91,987
Kyowa Kirin Co. Ltd.	14	321
Lasertec Corp.	265	43,201
Lixil Corp.	445	6,715
M3, Inc.	23	619
Makita Corp.	11	254
Marubeni Corp.	79	905
Marui Group Co. Ltd.	347	5,727
MatsukiyoCocokara & Co.	106	5,313
Mazda Motor Corp.	31	231
McDonald’s Holdings Co. Japan Ltd.	5	173
Medipal Holdings Corp.	469	6,204
Megmilk Snow Brand Co. Ltd.	287	3,918
MEIJI Holdings Co. Ltd.	6	302
Minebea Mitsumi, Inc.	18	271
MISUMI Group, Inc.	15	328
Mitsubishi Chemical Group Corp.	67	346
Mitsubishi Corp.	65	2,110
Mitsubishi Electric Corp.	10,065	99,734
Mitsubishi Estate Co. Ltd.	60	780
Mitsubishi HC Capital, Inc.	35	172
Mitsubishi Heavy Industries Ltd.	315	12,428
Mitsubishi Logistics Corp.	254	5,833
Mitsubishi UFJ Financial Group, Inc.	614	4,125
Mitsui & Co. Ltd.	530	15,422
Mitsui Chemicals, Inc.	10	213
Mitsui Fudosan Co. Ltd.	47	850

Mitsui OSK Lines Ltd.	18	447
Miura Co. Ltd.	171	3,910
Mizuho Financial Group, Inc.	124	1,750
Monotaro Co. Ltd.	13	180
MS&AD Insurance Group Holdings, Inc.	398	12,712
Murata Manufacturing Co. Ltd.	832	41,006
NEC Corp.	455	15,946
NET One Systems Co. Ltd.	294	7,648
Nexon Co. Ltd.	26	572
NGK Insulators Ltd.	12	156
NH Foods Ltd.	243	6,795
Nidec Corp.	639	32,890
Nihon M&A Center Holdings, Inc.	16	199
Nintendo Co. Ltd.	86	3,599
Nippon Building Fund, Inc.(4)	0	362
Nippon Express Holdings, Inc.	4	223
Nippon Paint Holdings Co. Ltd.	42	328
Nippon Prologis Real Estate Investment Trust, Inc.(4)	0	286
Nippon Sanso Holdings Corp.	9	136
Nippon Shinyaku Co. Ltd.	3	142
Nippon Steel Corp.	42	732
Nippon Telegraph & Telephone Corp.	4,858	138,537
Nippon Television Holdings, Inc.	651	5,136
Nippon Yusen KK	25	590
Nissan Chemical Corp.	139	6,057
Nissan Motor Co. Ltd.	119	372
Nisshin Seifun Group, Inc.	11	138
Nisshinbo Holdings, Inc.	778	5,730
Nissin Foods Holdings Co. Ltd.	3	261
Nitori Holdings Co. Ltd.	4	536
Nitto Denko Corp.	8	432
Nomura Co. Ltd.	370	2,689
Nomura Holdings, Inc.	2,964	10,983
Nomura Real Estate Holdings, Inc.	6	126
Nomura Real Estate Master Fund, Inc.(4)	0	278
Nomura Research Institute Ltd.	21	488
NS Solutions Corp.	172	4,174
NSK Ltd.	498	2,624
NTT Data Corp.	319	4,650
Obayashi Corp.	1,803	13,622
Obic Co. Ltd.	4	543
Odakyu Electric Railway Co. Ltd.	15	196
Oji Holdings Corp.	2,455	9,915
Olympus Corp.	3,148	55,521
Omron Corp.	72	3,499
Ono Pharmaceutical Co. Ltd.	19	432
Open House Group Co. Ltd.	4	153
Oracle Corp.	104	6,756
Oriental Land Co. Ltd.	10	1,499
ORIX Corp.	62	984
Osaka Gas Co. Ltd.	19	308
Otsuka Corp.	6	183
Otsuka Holdings Co. Ltd.	21	669
Pan Pacific International Holdings Corp.	19	355
Panasonic Corp.	114	952
Penta-Ocean Construction Co. Ltd.	1,299	6,069
Persol Holdings Co. Ltd.	210	4,475
Pigeon Corp.	939	15,397
Rakuten Group, Inc.	42	191
Recruit Holdings Co. Ltd.	947	29,655
Renesas Electronics Corp.(1)	1,053	9,308
Resona Holdings, Inc.	13,548	74,413
Ricoh Co. Ltd.	31	233
Rohm Co. Ltd.	80	5,742
Sawai Group Holdings Co. Ltd.	73	2,287
SBI Holdings, Inc.	13	252
SCSK Corp.	479	7,254
Secom Co. Ltd.	938	53,492

Sega Sammy Holdings, Inc.	622	9,389
Seiko Epson Corp.	14	208
Sekisui Chemical Co. Ltd.	325	4,524
Sekisui House Ltd.	31	557
Senko Group Holdings Co. Ltd.	524	3,843
Seven & i Holdings Co. Ltd.	236	10,093
SG Holdings Co. Ltd.	15	207
Sharp Corp.	12	87
Shimadzu Corp.	13	354
Shimano, Inc.	220	34,764
Shimizu Corp.	28	147
Shin-Etsu Chemical Co. Ltd.	19	2,368
Shionogi & Co. Ltd.	14	679
Ship Healthcare Holdings, Inc.	193	3,917
Shiseido Co. Ltd.	1,511	74,039
Shizuoka Financial Group, Inc.	23	181
SMC Corp.	113	47,005
SoftBank Corp.	148	1,673
SoftBank Group Corp.	644	27,231
Sompo Holdings, Inc.	16	703
Sony Group Corp.	1,875	142,938
Square Enix Holdings Co. Ltd.	5	214
Subaru Corp.	2,685	40,657
Sugi Holdings Co. Ltd.	300	13,330
Sumco Corp.	18	237
Sumitomo Bakelite Co. Ltd.	136	3,997
Sumitomo Chemical Co. Ltd.	75	268
Sumitomo Corp.	58	966
Sumitomo Electric Industries Ltd.	37	418
Sumitomo Metal Mining Co. Ltd.	276	9,705
Sumitomo Mitsui Financial Group, Inc.	710	28,561
Sumitomo Mitsui Trust Holdings, Inc.	580	20,222
Sumitomo Realty & Development Co. Ltd.	16	379
Suntory Beverage & Food Ltd.	7	245
Suzuki Motor Corp.	794	25,428
Sysmex Corp.	672	40,584
T&D Holdings, Inc.	855	12,245
Taiheiyo Cement Corp.	694	10,795
Taisei Corp.	10	310
Takeda Pharmaceutical Co. Ltd.	5,680	177,490
TBS Holdings, Inc.	403	4,673
TDK Corp.	287	9,350
TechnoPro Holdings, Inc.	112	2,974
Terumo Corp.	33	947
TIS, Inc.	11	300
Tobu Railway Co. Ltd.	10	227
Toho Co. Ltd.	6	235
Tokio Marine Holdings, Inc.	5,631	120,290
Tokyo Electric Power Co. Holdings, Inc.(1)	78	281
Tokyo Electron Ltd.	8	2,292
Tokyo Gas Co. Ltd.	21	401
Tokyu Corp.	27	344
Topcon Corp.	104	1,194
TOPPAN, Inc.	14	205
Toray Industries, Inc.	3,877	21,559
Toshiba Corp.	20	698
Tosoh Corp.	13	152
TOTO Ltd.	8	254
Toyo Seikan Group Holdings Ltd.	757	9,292
Toyo Suisan Kaisha Ltd.	252	9,701
Toyota Industries Corp.	1,596	86,688
Toyota Motor Corp.	783	10,682
Toyota Tsusho Corp.	11	402
Trend Micro, Inc.	7	323
Tsumura & Co.	314	6,882
Unicharm Corp.	1,046	40,059
USS Co. Ltd.	306	4,847
Welcia Holdings Co. Ltd.	5	119

West Japan Railway Co.	11	491
Yakult Honsha Co. Ltd.	66	4,296
Yamaha Corp.	7	267
Yamaha Motor Co. Ltd.	15	344
Yamato Holdings Co. Ltd.	15	238
Yaskawa Electric Corp.	12	396
Yokogawa Electric Corp.	12	195
Z Holdings Corp.	7,223	18,041
ZOZO, Inc.	284	7,021

Total Japan		2,869,354

Jordan – 0.00%(2)
Hikma Pharmaceuticals Plc	8	157

Total Jordan		157

Luxembourg – 0.58%
ArcelorMittal SA	2,476	65,313
Aroundtown SA	55	128
Befesa SA(3)	56	2,722
Eurofins Scientific SE	202	14,475
L’Occitane International SA	817	2,541
Tenaris SA	24	427

Total Luxembourg		85,606

Macau – 0.00%(2)
Sands China Ltd.(1)	125	411

Total Macau		411

Mexico – 0.21%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	195	2,790
Grupo Financiero Banorte SAB de CV - Class O	487	3,507
Southern Copper Corp.	75	4,536
Wal-Mart de Mexico SAB de CV	5,792	20,473

Total Mexico		31,306

Netherlands – 4.71%
ABN AMRO Bank NV(3)	21	286
Adyen NV(1)(3)	72	100,041
Aegon NV	92	466
Akzo Nobel NV	9	635
Argenx SE(1)	3	1,082
ASM International NV	160	40,545
ASML Holding NV	166	90,635
ASML Holding NV - Class REG	101	55,175
Euronext NV(3)	4	325
EXOR NV(1)	411	30,126
Heineken Holding NV	5	403
Heineken NV	219	20,603
IMCD NV	287	40,992
ING Groep NV	4,487	54,652
JDE Peet’s NV	5	150
Just Eat Takeaway.com NV(1)(3)	127	2,702
Koninklijke Ahold Delhaize NV	551	15,849
Koninklijke DSM NV	9	1,106
Koninklijke KPN NV	3,548	10,982
Koninklijke Philips NV	4,474	67,317
NN Group NV	15	595
OCI NV	5	193
Prosus NV(1)	1,097	75,748
QIAGEN NV(1)	12	592
Randstad NV	1,235	75,484
Stellantis NV	113	1,609
Universal Music Group NV	37	899
Wolters Kluwer NV	14	1,421

Total Netherlands		690,613

New Zealand – 0.23%
Auckland International Airport Ltd.(1)	65	320
Fisher & Paykel Healthcare Corp. Ltd.	30	435
Fletcher Building Ltd.	886	2,652
Mercury NZ Ltd.	35	125
Meridian Energy Ltd.	66	221
Spark New Zealand Ltd.	98	335
Xero Ltd.(1)	607	28,964

Total New Zealand		33,052

Norway – 0.41%
Adevinta ASA - Class B(1)	14	95
Aker BP ASA	16	503
DNB Bank ASA	486	9,595
Equinor ASA	1,239	44,546
Gjensidige Forsikring ASA	10	201
Kongsberg Gruppen ASA	5	200
Mowi ASA	22	373
Norsk Hydro ASA	69	517
Orkla ASA	38	272
Salmar ASA	3	132
Schibsted ASA - Class A	121	2,286
Schibsted ASA - Class B	52	950
Telenor ASA	36	340
Yara International ASA	9	375

Total Norway		60,385

Portugal – 0.31%
EDP - Energias de Portugal SA	145	723
Galp Energia SGPS SA	26	355
Jeronimo Martins SGPS SA	2,067	44,725

Total Portugal		45,803

Russia – 0.00%(2)
Severstal PAO - GDR(1)(4)(6)(7)	147	–
X5 Retail Group NV - GDR(1)(4)(6)(7)	65	–

Total Russia		–

Singapore – 2.23%
BOC Aviation Ltd.(3)	264	2,202
CapitaLand Ascendas REIT	175	358
CapitaLand Integrated Commercial Trust	272	415
Capitaland Investment Ltd.	138	380
City Developments Ltd.	22	136
DBS Group Holdings Ltd.	1,263	31,960
Genting Singapore Ltd.	311	222
Grab Holdings Ltd. - Class A(1)	68	219
Jardine Cycle & Carriage Ltd.	5	109
Keppel Corp. Ltd.	75	408
Mapletree Logistics Trust	178	211
Mapletree Pan Asia Commercial Trust	117	146
Oversea-Chinese Banking Corp. Ltd.	174	1,585
Sea Ltd. - ADR(1)	19	978
Singapore Airlines Ltd.	69	286
Singapore Exchange Ltd.	28	186
Singapore Technologies Engineering Ltd.	81	202
Singapore Telecommunications Ltd.	32,729	62,751
United Overseas Bank Ltd.	9,764	223,643
UOL Group Ltd.	24	120
Venture Corp. Ltd.	14	181
Wilmar International Ltd.	103	319

Total Singapore		327,017

South Africa – 0.12%
African Rainbow Minerals Ltd.	156	2,643
Anglo American Platinum Ltd.	18	1,540
Bid Corp. Ltd.	163	3,157
Capitec Bank Holdings Ltd.	23	2,526
Clicks Group Ltd.	119	1,889
Naspers Ltd. - Class N	32	5,318
Pepkor Holdings Ltd.(3)	564	664

Total South Africa		17,737

South Korea – 0.48%
Amorepacific Group(1)	19	531
Coupang, Inc. - Class A(1)	1,065	15,661
Hana Financial Group, Inc.	102	3,399
Hankook Tire & Technology Co. Ltd.(1)	56	1,379
Hyundai Motor Co.	8	935
LG Corp.(1)	20	1,213
NAVER Corp.(4)	0	24
Samsung Electronics Co. Ltd.	650	28,525

Shinhan Financial Group Co. Ltd.	570	15,865
SK Hynix, Inc.	46	2,749

Total South Korea		70,281

Spain – 1.70%
Acciona SA	1	232
Acerinox SA	607	6,000
ACS Actividades de Construccion y Servicios SA	12	337
Aena SME SA(1)(3)	4	484
Amadeus IT Group SA(1)	23	1,209
Banco Bilbao Vizcaya Argentaria SA	314	1,889
Banco Santander SA	45,955	137,410
CaixaBank SA	16,681	65,404
Cellnex Telecom SA(3)	28	932
Corp. ACCIONA Energias Renovables SA	3	132
EDP Renovaveis SA	15	327
Enagas SA	9	147
Endesa SA	17	316
Ferrovial SA	129	3,389
Fluidra SA	586	9,118
Gestamp Automocion SA(3)	1,215	4,691
Grifols SA(1)	15	178
Iberdrola SA	312	3,641
Industria de Diseno Textil SA	56	1,498
Mediaset Espana Comunicacion SA	205	728
Naturgy Energy Group SA	8	203
Red Electrica Corp. SA	18	310
Repsol SA	72	1,143
Telefonica SA	272	985
Viscofan SA	141	9,105

Total Spain		249,808

Sweden – 2.92%
Alfa Laval AB	73	2,121
Alleima AB(1)	171	631
Assa Abloy AB - Class B	1,078	23,196
Atlas Copco AB - Class A	8,398	99,507
Atlas Copco AB - Class B	81	861
Boliden AB	14	525
Electrolux AB - Class B	12	161
Embracer Group AB - Class B(1)	33	151
Epiroc AB - Class A	2,025	36,881
Epiroc AB - Class B	20	319
EQT AB	16	335
Essity AB - Class B	31	825
Evolution AB(3)	622	60,567
Fastighets AB Balder - Class B(1)	32	151
Getinge AB - Class B	294	6,116
H & M Hennes & Mauritz AB - Class B	38	405
Hexagon AB - Class B	101	1,055
Holmen AB - Class B	5	191
Husqvarna AB - Class B	23	163
Industrivarden AB - Class A	7	163
Industrivarden AB - Class C	8	193
Indutrade AB	14	284
Investment AB Latour - Class B	7	137
Investor AB - Class A	26	475
Investor AB - Class B	2,960	53,577
Kinnevik AB - Class B(1)	13	181
L E Lundbergforetagen AB - Class B	4	173
Lifco AB - Class B	13	210
MIPS AB	50	2,057
Modern Times Group MTG AB - Class B(1)	271	2,323
Nibe Industrier AB - Class B	1,564	14,602
Sagax AB - Class B	10	229
Sandvik AB	761	13,754
Securitas AB - Class B	26	215
Skandinaviska Enskilda Banken AB - Class A	83	960
Skanska AB - Class B	17	274
SKF AB - Class B	19	295

Spotify Technology SA(1)	221	17,471
Svenska Cellulosa AB SCA - Class B	31	394
Svenska Handelsbanken AB - Class A	1,511	15,215
Swedbank AB	47	803
Swedish Orphan Biovitrum AB(1)	9	185
Tele2 AB - Class B	30	245
Telefonaktiebolaget LM Ericsson - Class B	149	875
Telia Co. AB	24,934	63,714
Viaplay Group AB - Class B(1)	199	3,799
Volvo AB - Class A	10	195
Volvo AB - Class B	78	1,405
Volvo Car AB - Class B(1)	30	139

Total Sweden		428,703

Switzerland – 6.03%
ABB Ltd.	607	18,490
Accelleron Industries AG(1)	26	540
Adecco Group AG	326	10,720
Alcon, Inc.	1,000	68,608
Bachem Holding AG - Class B	2	155
Baloise Holding AG	2	368
Banque Cantonale Vaudoise	2	148
Barry Callebaut AG(4)	0	353
BKW AG	1	149
Chocoladefabriken Lindt & Spruengli AG(4)	0	550
Chocoladefabriken Lindt & Spruengli AG - REG(4)	0	617
Cie Financiere Richemont SA	248	3,244
Cie Financiere Richemont SA	779	100,986
Clariant AG(1)	12	185
Coca-Cola HBC AG	10	245
Credit Suisse Group AG - Class A	3,121	9,317
EMS-Chemie Holding AG(4)	0	244
Geberit AG	41	19,431
Givaudan SA(4)	0	1,464
Glencore Plc	6,426	42,853
Helvetia Holding AG	24	2,811
Holcim AG(1)	346	17,901
Julius Baer Group Ltd.	429	24,977
Kuehne & Nagel International AG	3	657
Logitech International SA	130	8,048
Lonza Group AG	123	60,265
Nestle SA	705	81,450
Novartis AG	1,646	148,967
Partners Group Holding AG	1	1,053
Roche Holding AG	1	528
Roche Holding AG	383	120,459
Schindler Holding AG	1	219
Schindler Holding AG	2	393
SGS SA(4)	0	773
SIG Group AG(1)	16	341
Sika AG	270	64,823
Sonova Holding AG	41	9,667
STMicroelectronics NV	35	1,256
Straumann Holding AG	6	655
Swatch Group AG - BR	2	427
Swatch Group AG - REG	3	139
Swiss Life Holding AG	2	813
Swiss Prime Site AG	4	346
Swiss Re AG	16	1,453
Swisscom AG	1	736
Temenos AG	3	180
UBS Group AG	2,821	52,431
VAT Group AG(3)	1	393
Zurich Insurance Group AG	8	3,702

Total Switzerland		884,530

Taiwan – 1.33%
Advantech Co. Ltd.	286	3,062
Chailease Holding Co. Ltd.	405	2,853
Delta Electronics, Inc.	389	3,606

Hon Hai Precision Industry Co. Ltd.	13,744	44,549
MediaTek, Inc.	85	1,719
Taiwan Semiconductor Manufacturing Co. Ltd.	3,234	46,967
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,246	92,843

Total Taiwan		195,599

Thailand – 0.13%
Kasikornbank PCL(6)	278	1,184
Thai Beverage PCL	33,780	17,271

Total Thailand		18,455

United Kingdom – 18.24%
3i Group Plc	1,543	24,877
Abrdn Plc	111	252
Admiral Group Plc	353	9,050
Anglo American Plc	65	2,559
Ashtead Group Plc	321	18,224
Associated British Foods Plc	18	336
AstraZeneca Plc	592	80,160
Auto Trader Group Plc(3)	8,973	55,879
AVEVA Group Plc	98	3,781
Aviva Plc	3,312	17,567
BAE Systems Plc	1,748	18,049
Barclays Plc	29,512	56,156
Barratt Developments Plc	473	2,259
Berkeley Group Holdings Plc	6	253
BP Plc	36,019	207,828
British American Tobacco Plc	178	7,051
British Land Co. Plc	44	208
BT Group Plc - Class A	354	478
Bunzl Plc	573	19,058
Burberry Group Plc	1,169	28,430
Capita Plc(1)	10,328	3,051
Cazoo Group Ltd.(1)	254	40
Close Brothers Group Plc	180	2,269
CNH Industrial NV	1,748	28,037
Coca-Cola Europacific Partners Plc	158	8,742
Compass Group Plc	1,449	33,457
ConvaTec Group Plc(3)	5,377	15,058
Croda International Plc	7	573
Devro Plc	1,004	3,736
Diageo Plc	627	27,431
DS Smith Plc	2,649	10,219
easyJet Plc(1)	1,099	4,310
Entain Plc	1,314	20,924
Farfetch Ltd. - Class A(1)	1,890	8,938
Ferguson Plc	339	42,527
Future Plc	404	6,155
Games Workshop Group Plc	314	32,453
GSK Plc	4,952	85,583
Haleon Plc(1)	263	1,042
Halma Plc	19	463
Hargreaves Lansdown Plc	2,686	27,658
Hays Plc	8,699	12,195
HomeServe Plc(1)	1,580	22,863
HSBC Holdings Plc	351	2,182
HSBC Holdings Plc	8,633	53,503
IG Group Holdings Plc	707	6,666
Imperial Brands Plc	4,783	119,156
Inchcape Plc	1,221	12,060
Informa Plc	640	4,776
InterContinental Hotels Group Plc	68	3,924
International Personal Finance Plc	1,601	1,420
Intertek Group Plc	942	45,830
ITV Plc	10,879	9,839
J Sainsbury Plc	17,897	46,942
JD Sports Fashion Plc	139	211
John Wood Group Plc(1)	14,992	24,296
Johnson Matthey Plc	9	239
Jupiter Fund Management Plc	2,289	3,675

Kingfisher Plc	35,132	99,817
Land Securities Group Plc	36	268
Legal & General Group Plc	306	918
Linde Plc	133	43,376
Lloyds Banking Group Plc	277,329	151,343
London Stock Exchange Group Plc	17	1,480
M&G Plc	129	292
Melrose Industries Plc	1,476	2,378
Mondi Plc	25	422
National Express Group Plc(1)	1,050	1,646
National Grid Plc	189	2,264
NatWest Group Plc	7,413	23,640
Next Plc	7	463
Non-Standard Finance Plc(1)(3)	1,565	9
Ocado Group Plc(1)	33	246
Pagegroup Plc	595	3,312
Pearson Plc	34	379
Persimmon Plc	17	247
Petrofac Ltd.(1)	541	459
Pets at Home Group Plc	1,306	4,453
Phoenix Group Holdings Plc	40	291
Provident Financial Plc	1,164	2,690
Prudential Plc	50	704
Prudential Plc	598	8,157
Rathbones Group Plc	96	2,362
Reckitt Benckiser Group Plc	608	42,123
RELX Plc	879	24,289
Rentokil Initial Plc	130	797
Rightmove Plc	11,111	68,737
Rio Tinto Plc	403	28,360
Rolls-Royce Holdings Plc(1)	8,567	9,569
Rotork Plc	628	2,333
RWS Holdings Plc	587	2,658
Sage Group Plc	53	474
Schroders Plc	37	194
Segro Plc	63	583
Serco Group Plc	5,712	10,723
Severn Trent Plc	13	413
Shell Plc	3,066	86,933
Shell Plc	4,776	134,631
Smith & Nephew Plc	211	2,822
Smiths Group Plc	19	357
Softcat Plc	154	2,201
Spirax-Sarco Engineering Plc	4	484
SSE Plc	5,065	104,168
SSP Group Plc(1)	5,643	15,457
St James’s Place Plc	687	9,044
Standard Chartered Plc	5,834	43,513
Taylor Wimpey Plc	3,797	4,650
TechnipFMC Plc(1)	972	11,843
Tesco Plc	53,806	145,001
Trainline Plc(1)(3)	6,411	21,285
Travis Perkins Plc	3,071	32,829
Unilever Plc	603	30,466
United Utilities Group Plc	35	420
Vodafone Group Plc	9,791	9,916
Weir Group Plc	1,729	34,781
WH Smith Plc(1)	550	9,785
Whitbread Plc	10	321
Wise Plc - Class A(1)	3,344	22,657
WPP Plc	12,450	123,008

Total United Kingdom		2,674,339

United States – 3.25%
Aon Plc - Class A	271	81,431
Atlassian Corp. - Class A(1)	408	52,534
BeiGene Ltd.(1)	1,363	23,141
Carnival Plc(1)	205	1,422
EPAM Systems, Inc.(1)	181	59,455

Mettler-Toledo International, Inc.(1)	84	121,323
ResMed, Inc.	188	39,124
Samsonite International SA(1)(3)	842	2,211
STERIS Plc	295	54,504
Waste Connections, Inc.	307	40,742

Total United States		475,887

Uruguay – 0.30%
MercadoLibre, Inc.(1)	51	43,432

Total Uruguay		43,432

Total Common Stocks (Cost: $14,565,052)		14,426,115

PREFERRED STOCKS – 0.31%
Germany – 0.31%
Bayerische Motoren Werke AG	3	241
Dr Ing hc F Porsche AG(1)	6	594
Henkel AG & Co. KGaA	9	628
Porsche Automobil Holding SE	8	430
Sartorius AG	1	479
Volkswagen AG	352	43,623

Total Germany		45,995

South Korea – 0.00%(2)
Amorepacific Group(1)	8	167

Total South Korea		167

Total Preferred Stocks (Cost: $71,855)		46,162

RIGHTS – 0.00%(2)
Brazil – 0.00%(2)
Localiza Rent a Car SA, expires 01/31/2023(1)	1	2

Total Brazil		2

Total Rights (Cost: $3)		2

SHORT-TERM INVESTMENTS – 1.13%
Money Market Funds – 0.93%
Goldman Sachs Financial Square Government Fund - Class I, 4.14%(5)	136,190	136,190

Total Money Market Funds (Cost: $136,190)		136,190

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.20%
ANZ, Hong Kong, 1.81% due 01/03/2023	AUD	8,370	5,699
ANZ, London, 2.55% due 01/03/2023	GBP	2,835	3,428
ANZ, London, 3.84% due 01/03/2023		$527	527
Brown Brothers Harriman, 0.20% due 01/03/2023	CHF	60	65
Brown Brothers Harriman, 1.05% due 01/02/2023	DKK	288	41
Brown Brothers Harriman, 1.25% due 01/02/2023	NOK	344	35
Brown Brothers Harriman, 1.95% due 01/04/2023	NZD	17	11
Citibank, London, 1.10% due 01/02/2023	EUR	1,029	1,102
Citibank, New York, 3.84% due 01/03/2023		$24	24
HSBC, Hong Kong, 2.72% due 01/03/2023	HKD	1,493	191
HSBC, Singapore, 2.05% due 01/03/2023	SGD	60	45
Royal Bank of Canada, Toronto, 3.31% due 01/03/2023(4)	CAD	0	0
Royal Bank of Canada, Toronto, 3.84% due 01/03/2023		$121	121
Skandinaviska Enskilda Banken AB, Stockholm, -12.63% due 01/02/2023	SEK	285	27
Sumitomo, Tokyo, -0.33% due 01/04/2023	JPY	2,306,616	17,576

Total Time Deposits (Cost: $28,892)			28,892

Total Short-Term Investments (Cost: $165,082)			165,082

TOTAL INVESTMENTS IN SECURITIES – 99.80% (Cost: $14,801,992)			14,637,361

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.20%			28,907

TOTAL NET ASSETS – 100.00%			$14,666,268

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $607,254, which represents 4.14% of total net assets.

(4)	A zero balance may reflect actual amounts rounding to less than one thousand.
(5)	Represents annualized seven-day yield as of the close of the reporting period.
(6)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $1,184, which represents 0.01% of total net assets.
(7)	Security that is restricted at December 31, 2022. The value of the restricted securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts
Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
50	Euro Stoxx 50 Future	Mar. 2023	EUR	1,953	$2,026	$(64)
15	FTSE 100 INDEX Future(1)	Mar. 2023	GBP	1,120	1,354	0
7	TOPIX INDEX Future	Mar. 2023	JPY	135,800	1,009	(26)

						$(90)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

COMMON STOCKS	Percentage of Net Assets
Communication Services	5.32%
Consumer Discretionary	14.34
Consumer Staples	8.88
Energy	4.43
Financials	16.83
Healthcare	13.62
Industrials	17.59
Information Technology	9.49
Materials	4.59
Real Estate	0.29
Utilities	2.98

Total Common Stocks	98.36

PREFERRED STOCKS
Consumer Discretionary	0.31
Consumer Staples	0.00	(1)
Healthcare	0.00	(1)

Total Preferred Stocks	0.31

RIGHTS
Communication Services	0.00	(1)

Total Rights	0.00	(1)

SHORT-TERM INVESTMENTS	1.13

TOTAL INVESTMENTS	99.80
OTHER ASSETS IN EXCESS OF LIABILITIES	0.20

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

December 31, 2022 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 95.67%
Australia – 3.55%
ANZ Group Holdings Ltd.	87	$1,399
ASX Ltd.	2	84
BHP Group Ltd.	50	1,550
BHP Group Ltd.	54	1,674
Brambles Ltd.	8	68
Challenger Ltd.	162	833
Cochlear Ltd.	28	3,876
Coles Group Ltd.	10	111
Commonwealth Bank of Australia	12	832
Computershare Ltd.	5	87
CSL Ltd.	42	8,113
Dexus Property Group	31	162
Goodman Group	19	218
IGO Ltd.	377	3,445
Macquarie Group Ltd.	12	1,370
Medibank Pvt Ltd.	57	114
Mineral Resources Ltd.	4	188
National Australia Bank Ltd.	15	311
Newcrest Mining Ltd.	13	186
Northern Star Resources Ltd.	11	80
Qantas Airways Ltd.(1)	17	70
Ramsay Health Care Ltd.	3	121
REA Group Ltd.(2)	0	25
Rio Tinto Ltd.	10	814
Scentre Group	600	1,169
Seek Ltd.	7	105
Sonic Healthcare Ltd.	12	237
South32 Ltd.	354	972
Telstra Group Ltd.	87	235
Transurban Group	42	367
Washington H Soul Pattinson & Co. Ltd.	4	66
Wesfarmers Ltd.	15	477
Westpac Banking Corp.	24	381
Woodside Energy Group Ltd.	11	258
Woodside Energy Group Ltd.	14	333
Worley Ltd.	154	1,567

Total Australia		31,898

Austria – 0.16%
Erste Group Bank AG	19	623
OMV AG	1	51
Verbund AG	9	791

Total Austria		1,465

Belgium – 0.19%
Anheuser-Busch InBev SA	7	397
Groupe Bruxelles Lambert NV	1	66
KBC Group NV	1	80
Umicore SA	31	1,139

Total Belgium		1,682

Brazil – 0.49%
Ambev SA - ADR	1,622	4,413

Total Brazil		4,413

Canada – 3.09%
Alimentation Couche-Tard, Inc.	167	7,322
Canadian National Railway Co.	63	7,530
Definity Financial Corp.	22	633
Element Fleet Management Corp.	166	2,263
Magna International, Inc.	65	3,630
Manulife Financial Corp.	67	1,204
National Bank of Canada	40	2,689

Sun Life Financial, Inc.	54	2,505

Total Canada		27,776

Chile – 0.20%
Antofagasta Plc	95	1,765

Total Chile		1,765

China – 1.22%
Alibaba Group Holding Ltd. - ADR(1)	3	290
Alibaba Group Holding Ltd.(1)	454	4,977
PICC Property & Casualty Co. Ltd. - Class H	1,074	1,015
Ping An Insurance Group Co. of China Ltd. - Class H	98	641
Tencent Holdings Ltd.	11	449
Trip.com Group Ltd. - ADR(1)	106	3,635

Total China		11,007

Denmark – 4.06%
AP Moller - Maersk - Class B	1	2,997
Carlsberg AS - Class B(2)	0	55
CHR Hansen Holding	89	6,391
Coloplast - Class B	50	5,844
Danske Bank	169	3,327
DSV	2	266
Genmab(1)	3	1,080
Novo Nordisk - Class B	83	11,269
Novozymes - Class B	96	4,889
Orsted AS(3)	3	242
Tryg	1	21
Vestas Wind Systems	5	145

Total Denmark		36,526

Finland – 2.13%
Elisa OYJ	2	80
Fortum OYJ	3	53
Kone OYJ - Class B	135	7,011
Neste OYJ	6	267
Nokia OYJ	1,471	6,835
Nordea Bank Abp - Class A	33	357
Orion OYJ - Class B	1	61
Sampo OYJ - Class A	59	3,056
Stora Enso OYJ - Class R	103	1,450

Total Finland		19,170

France – 12.85%
Accor SA(1)	183	4,562
Air Liquide SA	62	8,821
Airbus SE	6	697
Amundi SA(3)	127	7,209
AXA SA	145	4,047
BNP Paribas SA	34	1,947
Bouygues SA	74	2,224
Capgemini SE	1	144
Carrefour SA	5	90
Cie de Saint-Gobain	3	123
Cie Generale des Etablissements Michelin SCA	265	7,390
Covivio	2	99
Credit Agricole SA	8	79
Danone SA	10	515
Dassault Systemes SE	153	5,503
Eiffage SA(2)	0	23
Engie SA	202	2,883
EssilorLuxottica SA	12	2,093
Gecina SA	1	92
Hermes International	3	4,696
Ipsen SA	4	461
Kering SA	3	1,661
Legrand SA	24	1,950
L’Oreal SA	25	8,947
LVMH Moet Hennessy Louis Vuitton SE	14	9,873
Pernod Ricard SA	2	332
Publicis Groupe SA	70	4,443
Renault SA(1)	2	80
Rexel SA	333	6,593

Safran SA	14	1,726
Sanofi	119	11,522
Sartorius Stedim Biotech	1	188
Schneider Electric SE	3	407
SCOR SE	36	825
Societe Generale SA	4	92
Teleperformance	5	1,169
TotalEnergies SE	181	11,350
Veolia Environnement SA	4	109
Vinci SA	4	378
Vivendi SE	31	294

Total France		115,637

Germany – 8.09%
Adidas AG	35	4,744
Allianz SE	2	408
BASF SE	148	7,275
Bayer AG	54	2,760
Bayerische Motoren Werke AG	2	205
Beiersdorf AG	1	154
Carl Zeiss Meditec AG	1	95
Covestro AG(3)	222	8,654
Daimler Truck Holding AG(1)	210	6,444
Deutsche Bank AG	22	251
Deutsche Boerse AG	2	329
Deutsche Post AG	3	128
Deutsche Telekom AG	16	325
E.ON SE	23	226
Evotec SE(1)	30	482
Fresenius Medical Care AG & Co. KGaA	119	3,887
Fresenius SE & Co. KGaA	51	1,425
Hannover Rueck SE	1	122
Infineon Technologies AG	11	343
KION Group AG	27	765
Mercedes-Benz Group AG - Class REGISTERED	5	299
Merck KGaA	32	6,142
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13	4,147
RWE AG	5	229
SAP SE	96	9,875
Siemens AG	67	9,296
Siemens Healthineers AG(3)	44	2,183
Stroeer SE & Co. KGaA	12	564
United Internet AG - Class REG	4	83
Zalando SE(1)(3)	27	942

Total Germany		72,782

Hong Kong – 2.86%
AIA Group Ltd.	994	10,976
Beijing Enterprises Holdings Ltd.	113	361
CLP Holdings Ltd.	578	4,211
ESR Group Ltd.(3)	83	173
Galaxy Entertainment Group Ltd.	894	5,878
Hong Kong & China Gas Co. Ltd.	307	291
Hong Kong Exchanges & Clearing Ltd.	8	339
Jardine Matheson Holdings Ltd.	56	2,828
Link Real Estate Investment Trust	51	372
Power Assets Holdings Ltd.	50	273
Sun Hung Kai Properties Ltd.	4	55

Total Hong Kong		25,757

Ireland – 1.27%
AerCap Holdings NV(1)	1	66
Bank of Ireland Group Plc	377	3,596
CRH Plc	5	184
DCC Plc	22	1,085
Experian Plc	183	6,198
Flutter Entertainment Plc(1)	2	209
James Hardie Industries Plc	5	98

Total Ireland		11,436

Israel – 0.05%
Bank Leumi Le-Israel BM	25	205
Bezeq The Israeli Telecommunication Corp. Ltd.	77	132
Nice Ltd.(1)(2)	0	78
Teva Pharmaceutical Industries Ltd. - ADR(1)	4	34
Wix.com Ltd.(1)	1	40

Total Israel		489

Italy – 1.35%
Assicurazioni Generali SpA	6	109
Enel SpA	1,041	5,600
ENI SpA	23	333
Ferrari NV	3	692
FinecoBank Banca Fineco SpA	6	98
Intesa Sanpaolo SpA	468	1,036
Moncler SpA	30	1,575
Nexi SpA(1)(3)	3	23
Poste Italiane SpA(3)	3	32
Prysmian SpA	54	2,000
Recordati SpA	5	202
Snam SpA	18	89
Terna - Rete Elettrica Nazionale	13	97
UniCredit SpA	18	256

Total Italy		12,142

Japan – 18.97%
Advantest Corp.	1	77
Aeon Co. Ltd.	10	209
Ajinomoto Co., Inc.	5	147
Asahi Kasei Corp.	147	1,049
Astellas Pharma, Inc.	209	3,176
Azbil Corp.	3	63
Bridgestone Corp.	33	1,165
Canon, Inc.	14	299
Central Japan Railway Co.	11	1,400
Chugai Pharmaceutical Co. Ltd.	8	204
CyberAgent, Inc.	144	1,285
Dai-ichi Life Holdings, Inc.	18	409
Daiichi Sankyo Co. Ltd.	14	451
Daikin Industries Ltd.	49	7,403
Denso Corp.	19	907
Disco Corp.	1	285
East Japan Railway Co.	5	290
Eisai Co. Ltd.	2	112
Electric Power Development Co. Ltd.	56	896
FANUC Corp.	35	5,283
Fast Retailing Co. Ltd.	1	304
Fujitsu Ltd.	2	267
Fukuoka Financial Group, Inc.	114	2,599
GMO Payment Gateway, Inc.	3	215
Hamamatsu Photonics KK	26	1,260
Hankyu Hanshin Holdings, Inc.	1	21
Hikari Tsushin, Inc.	1	84
Hirose Electric Co. Ltd.	1	63
Hitachi Ltd.	8	377
Honda Motor Co. Ltd.	88	1,996
Hoya Corp.	66	6,321
Ibiden Co. Ltd.	2	65
Idemitsu Kosan Co. Ltd.	3	59
Iida Group Holdings Co. Ltd.	87	1,313
Inpex Corp.	8	82
Isuzu Motors Ltd.	304	3,523
ITOCHU Corp.	12	361
Japan Post Bank Co. Ltd.	5	39
Japan Post Holdings Co. Ltd.	15	126
Japan Tobacco, Inc.	16	323
Kao Corp.	3	115
KDDI Corp.	14	415
Keyence Corp.	22	8,657
Kirin Holdings Co. Ltd.	58	890
Komatsu Ltd.	297	6,411
Lasertec Corp.	2	294

Marubeni Corp.	7	77
McDonald’s Holdings Co. Japan Ltd.	1	38
MISUMI Group, Inc.	134	2,915
Mitsubishi Corp.	54	1,747
Mitsubishi Electric Corp.	204	2,018
Mitsubishi HC Capital, Inc.	193	950
Mitsubishi UFJ Financial Group, Inc.	299	2,009
Mitsui & Co. Ltd.	67	1,943
Mitsui Fudosan Co. Ltd.	108	1,978
Mizuho Financial Group, Inc.	9	121
Monotaro Co. Ltd.	16	218
MS&AD Insurance Group Holdings, Inc.	40	1,292
Murata Manufacturing Co. Ltd.	138	6,791
Nidec Corp.	5	268
Nintendo Co. Ltd.	7	307
Nippon Telegraph & Telephone Corp.	177	5,056
NTT Data Corp.	182	2,654
Olympus Corp.	9	155
Omron Corp.	5	222
Ono Pharmaceutical Co. Ltd.	2	49
Oracle Corp.	6	390
Oriental Land Co. Ltd.	3	378
ORIX Corp.	8	122
Otsuka Holdings Co. Ltd.	40	1,311
Panasonic Corp.	182	1,525
Pola Orbis Holdings, Inc.	6	87
Recruit Holdings Co. Ltd.	60	1,862
Renesas Electronics Corp.(1)	36	318
Resona Holdings, Inc.	877	4,818
Ricoh Co. Ltd.	8	61
Seiko Epson Corp.	2	31
Seven & i Holdings Co. Ltd.	57	2,460
SG Holdings Co. Ltd.	6	79
Shin-Etsu Chemical Co. Ltd.	55	6,667
Shiseido Co. Ltd.	3	142
SMC Corp. - ADR	30	631
SMC Corp.	15	6,222
Softbank Corp.	18	200
SoftBank Group Corp.	25	1,057
Sony Group Corp.	34	2,607
Stanley Electric Co. Ltd.	46	861
Subaru Corp.	288	4,362
Sumitomo Corp.	102	1,691
Sumitomo Metal Mining Co. Ltd.	5	158
Sumitomo Mitsui Financial Group, Inc.	45	1,798
Sumitomo Mitsui Trust Holdings, Inc.	30	1,047
Sumitomo Realty & Development Co. Ltd.	7	172
Sumitomo Rubber Industries Ltd.	35	304
Suzuki Motor Corp.	32	1,015
Sysmex Corp.	97	5,880
T&D Holdings, Inc.	113	1,612
Takeda Pharmaceutical Co. Ltd.	146	4,575
TDK Corp.	2	62
TechnoPro Holdings, Inc.	60	1,584
Terumo Corp.	189	5,361
THK Co. Ltd.	41	779
Tokio Marine Holdings, Inc.	144	3,080
Tokyo Electron Ltd.	6	1,881
Toray Industries, Inc.	750	4,172
Tosoh Corp.	28	332
Toyota Motor Corp.	311	4,244
Welcia Holdings Co. Ltd.	31	730
Yamaha Corp.	4	156
Yamato Holdings Co. Ltd.	7	106
Yokogawa Electric Corp.	4	65
Z Holdings Corp.	288	718
ZOZO, Inc.	35	864

Total Japan		170,675

Luxembourg – 0.58%
ArcelorMittal	188	4,970
Eurofins Scientific SE(2)	0	35
Tenaris SA	10	174

Total Luxembourg		5,179

Netherlands – 4.64%
Adyen NV(1)(3)	1	698
Aegon NV	14	72
Akzo Nobel NV	23	1,563
Argenx SE(1)	2	570
ASM International NV	15	3,762
ASML Holding NV	23	12,297
EXOR NV(1)	1	78
Heineken NV	10	978
ING Groep NV	736	8,969
JDE Peet’s NV	2	49
Koninklijke Ahold Delhaize NV	9	263
Koninklijke DSM NV	2	202
Koninklijke KPN NV	29	89
Koninklijke Philips NV	71	1,070
NXP Semiconductors NV	12	1,963
Prosus NV(1)	6	418
QIAGEN NV(1)(2)	0	22
Randstad NV	132	8,082
Stellantis NV	19	275
Wolters Kluwer NV	3	322

Total Netherlands		41,742

New Zealand – 0.02%
Xero Ltd.(1)	4	177

Total New Zealand		177

Norway – 1.00%
DNB Bank ASA	146	2,875
Equinor ASA	116	4,178
Norsk Hydro ASA	23	169
Storebrand ASA	203	1,760

Total Norway		8,982

Portugal – 0.04%
EDP - Energias de Portugal SA	69	344

Total Portugal		344

Singapore – 1.03%
CapitaLand Ascendas REIT	35	73
DBS Group Holdings Ltd.	158	4,006
Oversea-Chinese Banking Corp. Ltd.	37	340
Singapore Airlines Ltd.	3	11
Singapore Exchange Ltd.	44	292
Singapore Telecommunications Ltd.	41	78
United Overseas Bank Ltd.	112	2,575
Wilmar International Ltd.	608	1,893

Total Singapore		9,268

South Korea – 0.93%
Coupang, Inc. - Class A(1)	13	188
NAVER Corp.	5	704
POSCO Holdings, Inc.	1	246
POSCO Holdings, Inc. - ADR	6	310
Samsung Electronics Co. Ltd. - GDR(2)(3)(5)	0	265
Samsung Electronics Co. Ltd.	113	4,938
Shinhan Financial Group Co. Ltd. - ADR	5	146
Shinhan Financial Group Co. Ltd.	57	1,594

Total South Korea		8,391

Spain – 1.57%
ACS Actividades Co.	3	79
Aena SME SA(1)(3)	1	188
Amadeus IT Group SA(1)	20	1,061
Banco Bilbao Vizcaya Argentaria SA	44	265
Banco Santander SA	131	393
CaixaBank SA	1,105	4,331
Cellnex Telecom SA(3)	7	239
EDP Renovaveis SA	4	91

Ferrovial SA	6	146
Iberdrola SA	42	493
Industria de Diseno Textil SA	246	6,522
Repsol SA	6	101
Telefonica SA	50	181

Total Spain		14,090

Sweden – 1.26%
Alleima AB(1)	1	3
Assa Abloy AB - Class B	6	131
Atlas Copco AB - Class A	44	523
Atlas Copco AB - Class B	299	3,184
Autoliv, Inc.	13	981
Boliden AB	4	163
Elekta AB - Class B	134	807
EQT AB	10	207
Essity AB - Class B	10	258
Evolution AB(3)	1	140
Industrivarden AB - Class C	4	92
Investor AB - Class B	20	353
Sandvik AB	8	142
Securitas AB - Class B	6	46
Skandinaviska Enskilda Banken AB - Class A	2	28
Svenska Handelsbanken AB - Class A	191	1,920
Tele2 AB - Class B	12	98
Telefonaktiebolaget LM Ericsson - Class B	306	1,795
Telia Co. AB	96	244
Volvo AB - Class B	13	240

Total Sweden		11,355

Switzerland – 9.39%
ABB Ltd.	90	2,753
Accelleron Industries AG(1)	1	20
Alcon, Inc.	14	947
Barry Callebaut AG	1	1,120
Cie Financiere Richemont SA	3	356
Credit Suisse Group AG - Class A	306	913
EMS-Chemie Holding AG(2)	0	95
Geberit AG(2)	0	120
Givaudan SA(2)	0	300
Glencore Plc	58	387
Holcim AG(1)	3	134
Julius Baer Group Ltd.	76	4,429
Kuehne & Nagel International AG	16	3,765
Lonza Group AG	10	5,147
Nestle SA	148	17,127
Novartis AG	135	12,214
Partners Group Holding AG(2)	0	313
Roche Holding AG	1	426
Roche Holding AG	59	18,502
SGS SA	2	5,542
Sika AG	1	349
Sonova Holding AG(2)	0	84
STMicroelectronics NV	8	290
Straumann Holding AG	2	207
Swisscom AG(2)	0	89
UBS Group AG	304	5,648
VAT Group AG(2)(3)	0	65
Zurich Insurance Group AG	7	3,124

Total Switzerland		84,466

Taiwan – 1.99%
Hon Hai Precision Industry Co. Ltd. - GDR	151	973
Hon Hai Precision Industry Co. Ltd.	1,647	5,338
Largan Precision Co. Ltd.	6	397
Taiwan Semiconductor Manufacturing Co. Ltd.	333	4,836
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	86	6,373

Total Taiwan		17,917

United Kingdom – 12.27%
3i Group Plc	4	67
Amcor Plc	83	996
Anglo American Plc	9	349
Ashtead Group Plc	38	2,157
ASOS Plc(1)	42	257
AstraZeneca Plc	9	1,211
AstraZeneca Plc - ADR	59	4,002
Aviva Plc	490	2,597
BAE Systems Plc	29	302
Barclays Plc	1,281	2,437
BP Plc	117	673
Bridgepoint Group Plc(3)	209	482
British American Tobacco Plc	16	623
Bunzl Plc	33	1,091
Close Brothers Group Plc	28	348
Compass Group Plc	445	10,283
Croda International Plc	1	55
Diageo Plc	235	10,273
Direct Line Insurance Group Plc	205	547
Great Portland Estates Plc	151	897
GSK Plc	23	400
GSK Plc - ADR	38	1,347
Haleon Plc(1)	35	137
Haleon Plc - ADR(1)	52	414
HSBC Holdings Plc	813	5,040
Imperial Brands Plc	13	312
Intertek Group Plc	2	114
J Sainsbury Plc	2,174	5,701
Johnson Matthey Plc	52	1,317
Kingfisher Plc	623	1,770
Land Securities Group Plc	16	120
Lloyds Banking Group Plc	2,656	1,450
London Stock Exchange Group Plc	3	296
Melrose Industries Plc	905	1,458
National Grid Plc	141	1,689
NatWest Group Plc	901	2,874
Next Plc	17	1,224
Pearson Plc	13	144
Persimmon Plc	53	783
Prudential Plc	465	6,347
Reckitt Benckiser Group Plc	37	2,555
RELX Plc	14	387
Rentokil Initial Plc	51	312
Rio Tinto Plc	6	454
Sage Group Plc	7	66
Schroders Plc	5	28
Segro Plc	31	289
Severn Trent Plc	4	129
Shell Plc	48	1,366
Shell Plc - ADR	32	1,803
Shell Plc	202	5,729
Smiths Group Plc	3	61
SSE Plc	8	167
St James’s Place Plc	9	124
Standard Chartered Plc	527	3,932
TechnipFMC Plc(1)	194	2,365
Tesco Plc	1,584	4,268
Travis Perkins Plc	337	3,603
Unilever Plc	102	5,138
United Utilities Group Plc	11	130
Vodafone Group Plc - ADR	119	1,207
Vodafone Group Plc	1,685	1,707
Whitbread Plc	6	196
WPP Plc	181	1,788

Total United Kingdom		110,388

United States – 0.42%
Broadcom, Inc.	5	3,073
Samsonite International SA(1)(3)	260	684

Total United States		3,757

Total Common Stocks (Cost: $832,643)		860,676

PREFERRED STOCKS – 0.71%
Germany – 0.71%
Dr Ing hc F Porsche AG(1)		10	1,055
Henkel AG & Co. KGaA		1	54
Sartorius AG		2	939
Volkswagen AG		35	4,367

Total Germany			6,415

Total Preferred Stocks (Cost: $7,053)			6,415

SHORT-TERM INVESTMENTS – 3.34%
Money Market Funds – 2.90%
Goldman Sachs Financial Square Government Fund - Class I, 4.14%(4)		26,064	26,064

Total Money Market Funds (Cost: $26,064)			26,064

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.44%
ANZ, Hong Kong, 1.81% due 01/03/2023	AUD	196	133
ANZ, London, 2.55% due 01/03/2023	GBP	328	397
Brown Brothers Harriman, 0.20% due 01/03/2023	CHF	17	19
Brown Brothers Harriman, 1.05% due 01/02/2023	DKK	1,048	151
Brown Brothers Harriman, 1.25% due 01/02/2023	NOK	337	34
Brown Brothers Harriman, 1.95% due 01/04/2023	NZD	2	1
Citibank, London, 1.10% due 01/02/2023	EUR	471	504
HSBC, Hong Kong, 2.72% due 01/03/2023	HKD	672	86
HSBC, Singapore, 2.05% due 01/03/2023	SGD	67	50
Royal Bank of Canada, Toronto, 3.31% due 01/03/2023	CAD	136	100
Skandinaviska Enskilda Banken AB, Stockholm, -12.63% due 01/02/2023	SEK	194	19
Sumitomo Trust Bank, London, 3.84% due 01/03/2023		$2,025	2,025
Sumitomo, Tokyo, -0.33% due 01/04/2023	JPY	56,548	431

Total Time Deposits (Cost: $3,950)			3,950

Total Short-Term Investments (Cost: $30,014)			30,014

TOTAL INVESTMENTS IN SECURITIES – 99.72% (Cost: $869,710)			897,105

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.28%			2,550

TOTAL NET ASSETS – 100.00%			$899,655

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $22,219, which represents 2.47% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $265, which represents 0.03% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

COMMON STOCKS	Percentage of Net Assets
Communication Services	2.47%
Consumer Discretionary	11.75
Consumer Staples	8.73
Energy	3.42
Financials	16.81
Healthcare	15.19
Industrials	15.68
Information Technology	10.59
Materials	8.23
Real Estate	0.65
Utilities	2.15

Total Common Stocks	95.67

PREFERRED STOCKS
Consumer Discretionary	0.60
Consumer Staples	0.01
Healthcare	0.10

Total Preferred Stocks	0.71

SHORT-TERM INVESTMENTS	3.34

TOTAL INVESTMENTS	99.72
OTHER ASSETS IN EXCESS OF LIABILITIES	0.28

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of this Schedule of Investments.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 13. EXHIBITS.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.

There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bridge Builder Trust

By:	/s/ Colleen R. Dean
Colleen R. Dean
Title:	Principal Executive Officer
Date:	March 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Colleen R. Dean
Colleen R. Dean
Title:	Principal Executive Officer
Date:	March 8, 2023

By:	/s/ Aaron J. Masek
Aaron J. Masek
Title:	Principal Financial Officer
Date:	March 8, 2023